UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)                                                         (Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	515-235-1719

Date of fiscal year end:	October 31, 2021

Date of reporting period:	October 31, 2021

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Funds
Annual Report
O ctober 31, 2021
Beginning on March 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.
You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive
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Table of Contents
Economic & Financial Market Review 1
Important Fund Information 2
California Municipal Fund (unaudited) 3
Core Fixed Income Fund (unaudited) 4
Core Plus Bond Fund (unaudited) 5
Diversified International Fund (unaudited) 6
Equity Income Fund (unaudited) 7
Finisterre Emerging Markets Total Return Bond Fund (unaudited) 8
Global Diversified Income Fund (unaudited) 10
Global Real Estate Securities Fund (unaudited) 11
Government & High Quality Bond Fund (unaudited) 12
High Income Fund (unaudited) 13
High Yield Fund (unaudited) 14
Inflation Protection Fund (unaudited) 15
International Emerging Markets Fund (unaudited) 16
International Fund I (unaudited) 17
LargeCap Growth Fund I (unaudited) 18
LargeCap S&P 500 Index Fund (unaudited) 19
LargeCap Value Fund III (unaudited) 20
MidCap Fund (unaudited) 21
MidCap Growth Fund (unaudited) 22
MidCap Growth Fund III (unaudited) 23
MidCap S&P 400 Index Fund (unaudited) 24
MidCap Value Fund I (unaudited) 25
Overseas Fund (unaudited) 26
Principal Capital Appreciation Fund (unaudited) 27
Principal LifeTime 2010 Fund (unaudited) 28
Principal LifeTime 2015 Fund (unaudited) 29
Principal LifeTime 2020 Fund (unaudited) 30
Principal LifeTime 2025 Fund (unaudited) 31
Principal LifeTime 2030 Fund (unaudited) 32
Principal LifeTime 2035 Fund (unaudited) 33
Principal LifeTime 2040 Fund (unaudited) 34
Principal LifeTime 2045 Fund (unaudited) 35
Principal LifeTime 2050 Fund (unaudited) 36
Principal LifeTime 2055 Fund (unaudited) 37
Principal LifeTime 2060 Fund (unaudited) 38
Principal LifeTime 2065 Fund (unaudited) 39
Principal LifeTime Hybrid 2015 Fund (unaudited) 40
Principal LifeTime Hybrid 2020 Fund (unaudited) 41
Principal LifeTime Hybrid 2025 Fund (unaudited) 42
Principal LifeTime Hybrid 2030 Fund (unaudited) 43
Principal LifeTime Hybrid 2035 Fund (unaudited) 44
Principal LifeTime Hybrid 2040 Fund (unaudited) 45
Principal LifeTime Hybrid 2045 Fund (unaudited) 46

Table of Contents
Not FDIC or NCUA insured
May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency
Principal LifeTime Hybrid 2050 Fund (unaudited) 47
Principal LifeTime Hybrid 2055 Fund (unaudited) 48
Principal LifeTime Hybrid 2060 Fund (unaudited) 49
Principal LifeTime Hybrid 2065 Fund (unaudited) 50
Principal LifeTime Hybrid Income Fund (unaudited) 51
Principal LifeTime Strategic Income Fund (unaudited) 52
Real Estate Securities Fund (unaudited) 53
SAM Balanced Portfolio (unaudited) 54
SAM Conservative Balanced Portfolio (unaudited) 55
SAM Conservative Growth Portfolio (unaudited) 56
SAM Flexible Income Fund (unaudited) 57
SAM Strategic Growth Portfolio (unaudited) 58
Short-Term Income Fund (unaudited) 59
SmallCap Fund (unaudited) 60
SmallCap Growth Fund I (unaudited) 61
SmallCap S&P 600 Index Fund (unaudited) 62
SmallCap Value Fund II (unaudited) 63
Tax-Exempt Bond Fund (unaudited) 64
Financial Statements 66
Notes to Financial Statements 187
Schedules of Investments 234
Financial Highlights (includes performance information) 498
Report of Independent Registered Public Accounting Firm 658
Shareholder Expense Example 660
Supplemental Information 671

Economic & Financial Market Review
Global economic growth recovered from the COVID-19 related shocks in the past twelve months. U.S. real GDP grew at an average quarter-
over-quarter annualized rate of 4.9% in the four quarters ending 3Q 2021 following a 33.8% rebound in 3Q 2020. The growth rate is expected to remain elevated for some time before normalizing to trend levels. Germany and Japan GDP also recovered sharply after they bottomed in
2Q 2020. China GDP grew at a slower pace year to date in 2021 compared to the second half of 2020 as policymakers adopted deleveraging measures and tightened regulations towards various business sectors. The economic recovery in emerging markets has generally been slower than developed markets as economic activities were disrupted by the COVID-19 Delta strain outbreak. Recently, this disruptive effect has started to wane as vaccination rates continue rising and COVID case counts fall. Global manufacturing Purchasing Manager’ Index (PMI)
remained above 50 in the last twelve months (a number above 50 means manufacturing activity is expanding and number below 50 indicates contraction), and the latest reading as of October 2021 is 55.9. Of the countries tracked, 96% showed PMIs higher than 50. GDP-weighted developed market PMI is 58.8, much higher than emerging market PMI at 51.0. Extraordinarily easy financial conditions have helped the global economic recovery, but as inflation pressure builds, global central banks are incrementally leaning toward tightening monetary policies. For example, several EM central banks have started hiking interest rates and the Federal Reserve is expected to begin tapering asset purchases soon.
Strong but desynchronized growth has created a demand-supply gap in global goods which pushed inflation higher during the last twelve months. Global inflation increased from 1.2% in October 2020 to 3.3% in September 2021. Slow production recovery in some export-
oriented countries, energy shortages, high shipping costs, and labor shortages suggest that higher inflation may persist longer than originally forecast. Commodity prices represented by S&P GSCI Total Return Index increased by 74% during the last twelve months and Nymex crude oil rose from 35.8 to 83.6 USD/Barrel.
As of October 2021, global earnings have surpassed pre-crisis levels as the two-year compounded growth rate for MSCI All Country World
Index (ACWI) trailing 12 months earnings per share (TTM EPS) has improved to 9% (one-year growth rate 67%). MSCI World ex USA
Index experienced bigger losses in earnings (TTM EPS down -54% as of October 2020) but exhibited faster recovery with a 145% increase during the last twelve months. The MSCI USA Index TTM EPS grew by 42% year-over-year, helped by strong recovery in small-cap and mid-cap companies. Technology stocks earnings were the most resilient, with only marginal decline as of October 2020 (NASDAQ TTM
EPS -1% yoy) and decent growth during recovery phase (40% yoy as of October 2021). The MSCI Emerging Markets Index trailing 12 months EPS increased by 59%
Global equities markedly outperformed global fixed income over the last twelve months. In USD terms, MSCI ACWI recorded 37%
gains year-over-year while the Bloomberg Global Aggregate Corporate index delivered 2% returns. Within equities, developed markets outperformed emerging markets by 23% and the U.S. outperformed developed markets ex U.S. by 7%. China is the only country with negative returns among major equity markets. Within U.S. equities, small and mid-cap stocks outperformed large-cap stocks. The Bloomberg
US Treasury Index delivered a 2% loss as the U.S. 10-year treasury yield rose from 87 basis points (bps) to 155bps. Global high yield bonds outperformed global investment corporate bonds and global treasury bonds by 7% and 12% respectively.
* Unless otherwise stated, data sources are Bloomberg, FactSet, and Principal Global Asset Allocation. Data as of October 31, 2021.

Important Fund Information
The following information applies to all funds shown in the annual report:
Securities described in the fund commentary may no longer be held in the fund.
Investment results shown represent historical performance and do not guarantee future results. Your investment’s returns and principal values will fluctuate with changes in interest rates and other market conditions so the value, when redeemed, may be worth more or less than original costs. Current performance may be lower or higher than the performance shown. For more information, including the most recent month-end performance, visit principalfunds.com, call your financial professional, or call 800-222-5852.
A sales charge may apply as follows: Class A shares: maximum up-front sales charges on sales based on declining rates which begin at
1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed Income Fund, Government & High Quality Bond Fund, and Short-Term
Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Finisterre Emerging Markets Total Return Bond Fund, Global
Diversified Income Fund, High Yield Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime Strategic
Income Fund, SAM Flexible Income Portfolio, and Tax-Exempt Bond Fund, and 5.50% for Diversified International Fund, Equity Income
Fund, Global Real Estate Securities Fund, International Emerging Markets Fund, LargeCap Growth Fund I, MidCap Fund, MidCap Value
Fund I, Principal Capital Appreciation Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal Lifetime 2050 Fund,
Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM
Strategic Growth Portfolio, and SmallCap Fund; Class C shares: contingent deferred sales charge of 1% on redemptions made during the first
12 months. Class J shares: contingent deferred sales charge of 1% on redemptions made during the first 18 months. Institutional and Class
R Shares do not have a sales charge. See the prospectus for details. Performance listed with sales charge reflects the maximum sales charge.
* Performance assumes reinvestment of all dividends and capital gains. Extended performance is calculated based on the historical performance of the Fund’s oldest share class, adjusted for the fees and expenses of the share class shown. Performance does not reflect the impact of federal, state, or municipal taxes. If it did, performance would be lower.
** Net asset value is not adjusted for sales charge.
*** Performance shown for the benchmark assumes reinvestment of all dividends and distributions. Indices are unmanaged, and individuals cannot invest directly in an index.

California Municipal Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in California municipal obligations (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. Generally, these municipal obligations pay interest that is exempt from state personal income tax and federal income tax.
The fund outperformed its index. The top contributors to performance were security selections in United Airlines Inc., California Housing
Finance Agency, and Compton Public Finance Authority.
The largest detractors to performance were issue selections in Los Angeles Metropolitan Authority Residual Trust, Los Angeles Metropolitan
Authority, and CMFA-Breakwater Apartments.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 3.89% 3.36% 4.70% 7/25/89 –
Including Sales Charge 0.02% 2.56% 4.30%
Class C Shares Excluding Sales Charge 3.05% 2.51% 3.94% 3/1/02 –
Including Sales Charge 2.05% 2.51% 3.94%
Institutional Shares 4.05% 3.61% 4.86% 2/27/15 7/25/89
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Core Fixed Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of current income consistent with preservation of capital. The fund invests primarily in a diversified pool of investment-grade fixed-income securities, including corporate securities, U.S. government securities, asset-backed securities and mortgage-backed securities. It maintains an average portfolio duration that is within from 75% to 125% of the duration of the
Bloomberg US Aggregate Bond Index.
Top contributors to performance were drive by sector allocation led by underweight to treasurys, overweight to electric utilities, overweight to REITs, overweight to energy and overweight to transportation.
Top detractors to performance were out of benchmark allocation to cash along with issuer selection in banking, consumer non-cyclical, communications and Mortgage Backed Security (MBS) pass-through.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge -0.18% 3.33% 3.59% 12/15/75 –
Including Sales Charge -2.39% 2.87% 3.36%
Class C Shares Excluding Sales Charge -1.10% 2.49% 2.92% 3/1/02 –
Including Sales Charge -2.08% 2.49% 2.92%
Class J Shares Excluding Sales Charge -0.05% 3.46% 3.64% 9/30/09 –
Including Sales Charge -1.03% 3.46% 3.64%
Institutional Shares 0.06% 3.64% 3.94% 3/23/98 –
R-1 Shares -0.69% 2.81% 3.08% 3/1/10 –
R-3 Shares -0.38% 3.15% 3.41% 3/1/10 –
R-4 Shares -0.19% 3.34% 3.60% 3/1/10 –
R-5 Shares -0.07% 3.45% 3.72% 3/1/10 –
R-6 Shares 0.18% 3.72% 3.85% 11/25/14 12/15/75
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Core Plus Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and, as a secondary objective, capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds or other debt securities at the time of purchase.
Under normal circumstances, the fund maintains an average portfolio duration that is within from 75% to 125% of the duration of the
Bloomberg U.S. Aggregate Bond Index.
The portfolio outperformed the Bloomberg U.S. Aggregate Bond Index, driven by an out-of-index allocation to below investment grade corporate bonds, overweight allocation to investment grade corporate bonds and security selection within emerging market debt.
Top detractors to performance were led by underweight allocation to government related debt, underweight allocation to commercial mortgage-back securities (CMBS) and security selection within mortgage-back securities (MBS).
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 1.24% 3.51% 3.34% 6/28/05
Including Sales Charge -2.55% 2.72% 2.95%
Class J Shares Excluding Sales Charge 1.25% 3.55% 3.36% 3/1/01
Including Sales Charge 0.30% 3.55% 3.36%
Institutional Shares 1.54% 3.91% 3.74% 3/1/01
R-1 Shares 0.71% 3.02% 2.84% 11/1/04
R-3 Shares 1.03% 3.34% 3.16% 12/6/00
R-4 Shares 1.19% 3.53% 3.36% 12/6/00
R-5 Shares 1.34% 3.65% 3.48% 12/6/00

Diversified International Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests primarily in foreign equity securities. It has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency, but the fund typically invests in foreign securities of at least 20 countries. The fund invests in equity securities regardless of market capitalization size (small, medium or large) and style (growth or value).
Strong stock selection was witnessed in the health care and financials sectors and China.
Novo Nordisk, a pharmaceutical company specializing in treatments for diabetes, obesity, and hemophilia disorders, continued to build evidence supporting their two flagship diabetes drugs, while Brookfield Asset Management, a global asset manager, increased fee-bearing capital 17% year over year. A weak Chinese tech tape underpinned by regulation and western scrutiny led to outperformance by not holding
Alibaba, the largest e-commerce company and cloud computer player in China.
On the other hand, negative attribution was seen in Switzerland and the energy and communication services sectors.
Logitech, a leading designer and manufacturer of personal peripherals for the PC and other digital platforms, experienced supply chain congestion headwinds that led to underperformance. Neste, a European fossil fuel and renewable diesel refiner, experienced underperformance navigating COVID-19’s negative impact on transportation; however, clean energy initiatives provide support to the renewable diesel product line. Nintendo, a previous lockdown winner and developer of video game hardware and Japanese-style playing cards, underperformed as economics re-opened, leading to a near-term shift in consumer behavior.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 29.16% 10.05% 7.54% 6/28/05 –
Including Sales Charge 22.07% 8.81% 6.93%
Class C Shares Excluding Sales Charge 28.11% 9.22% 6.93% 1/16/07 –
Including Sales Charge 27.11% 9.22% 6.93%
Class J Shares Excluding Sales Charge 29.35% 10.20% 7.68% 3/1/01 –
Including Sales Charge 28.35% 10.20% 7.68%
Institutional Shares 29.63% 10.51% 8.05% 3/1/01 –
R-1 Shares 28.65% 9.62% 7.14% 11/1/04 –
R-3 Shares 29.03% 9.95% 7.48% 12/6/00 –
R-4 Shares 29.21% 10.15% 7.68% 12/6/00 –
R-5 Shares 29.41% 10.29% 7.81% 12/6/00 –
R-6 Shares 29.71% 10.30% 7.65% 3/1/19 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

Equity Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and long-term growth of income and capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities at the time of purchase. It usually invests in equity securities of companies with large and medium market capitalizations. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
KKR & Co. Inc. (KKR) reported strong fundraising over the past twelve months as total AUM ended at $459 billion as of September 30th,
2021, up 96% year over year. EOG Resources, Inc. (EOG) outperformed as the energy sector benefited from improving sentiment as oil and gas prices increase and the economy reopens. Marathon Petroleum Corporation (MPC), the large independent refiner contributed to relative results as the energy sector saw continued strength with West Texas Intermediate more than doubling over the past year as prices topped $80 per barrel.
Hormel Foods Corporation (HRL) underperformed as HRL’s food service business remained weak for much of the year and faced supply chain disruptions. PACCAR Inc (PCAR) detracted as the semiconductor shortage weighed on deliveries. WEC Energy Group, Inc. (WEC) a large position within the utilities sector, detracted from results as the sector lagged meaningfully in a very strong market environment.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 37.51% 14.38% 12.73% 5/31/39 –
Including Sales Charge 29.96% 13.10% 12.10%
Class C Shares Excluding Sales Charge 36.49% 13.54% 12.07% 3/1/02 –
Including Sales Charge 35.49% 13.54% 12.07%
Class J Shares Excluding Sales Charge 37.60% 14.42% 12.75% 10/9/18 5/31/39
Including Sales Charge 36.60% 14.42% 12.75%
Institutional Shares 37.97% 14.80% 13.16% 8/1/00 –
R-1 Shares 36.76% 13.80% 12.18% 3/1/10 –
R-3 Shares 37.21% 14.16% 12.53% 3/1/10 –
R-4 Shares 37.48% 14.38% 12.75% 3/1/10 –
R-5 Shares 37.62% 14.52% 12.88% 3/1/10 –
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Finisterre Emerging Markets Total Return Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate total returns from current income and capital appreciation. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in bonds and other fixed-income securities that are tied economically to an emerging market, and in derivatives on such investments. It uses derivatives to enhance return and to hedge and manage investment risks. The fund is non-
diversified.
For the one year time-period ending October 31st 2021, Finisterre Emerging Markets Total Return Bond Fund Institutional shares delivered a net performance of +4.47%, outperforming the reference index JPM EM Blended Equal Weight Total Return index which returned +3.54%.
Hard Currency indices performed well with the HC Sovereign index returning +4.41% and the Corporate credit +5.27%. Local Currency bond index had mixed performance and returned +0.84% during the period.
The June 16th Fed FOMC meeting was by far the main highlight of the year. The main surprise was the Fed’s sudden focus on rates, via a rise in the “dot plots” (leading market forecasts of the first US rate hike to advance from mid-2023 to late 2022), while most investors were rather awaiting a “pre”-announcement of some “tapering”. Subsequent Fed communication tried hard to refocus market attention on taper as a priority vs rate hikes. The FOMC surprise hurt on three fronts: consensus short USD positions (vs G10 and EM currencies), Long on both UST 2/10 and 5/30 steepeners and long 2 and 5Y TIPS inflation carry trades. Rapid unwinds of these positions sent both the USD and short-term real yield higher while the 10/30 year yields tightened.
In China, growing solvency risks for overleveraged property giant Evergrande led to a 20% drop in bond prices, putting indirect pressure on the rest of the sector. We had trimmed holdings in our basket of short duration Chinese property names during the summer before the
September crisis.
In June there was a series of EM rate hikes or hawkish guidance which surfaced shortly after the FOMC meeting. Brazil’s reference interest rate hiked by 75bps, and Russia’s by 50bps. Both guided for more than expected, while Mexico surprised the market with an early rise.
Chile also flagged upcoming hikes while the treasury started a USD selling program to finance its local deficit and investments. The Czech
Republic and Hungary delivered hikes of 25 and 30bps respectively. South Africa, Indonesia, Colombia, Poland and South Korea are all
mulling similar moves too. In most cases though, the perception that growth is strong enough to support the move, that most of those hikes were already priced in local curves or seen as pre-emptive defenses, has not led to adverse market moves but rather tended to help support
EM currencies against a stronger USD.
Value of a $10,000 Investment* July 11, 2016 - October 31, 2021
1-Year 5-Year Since Inception Inception Date
Class A Shares Excluding Sales Charge 4.13% 5.16% 5.35% 7/11/16
Including Sales Charge 0.20% 4.35% 4.59%
Institutional Shares 4.47% 5.52% 5.71% 7/11/16

Finisterre Emerging Markets Total Return Bond Fund
As the inflation narrative became consensus, and most Central Banks started to acknowledge that fact, global interest rate curves shifted wider and eventually flatter as markets were quick to price in a reaction from Central Banks. However, the placid attitude of the Fed so far, in contrast to many of its smaller G10 and EM peers, explains that non-US duration positions were the main sufferers but that risk assets remained overall well behaved (FX, Credit equities).
Our biggest contributor YTD has been in Ghana as we continue to hold positions in sovereigns on both the Local and Hard Currency side, as well as in Tullow, which has driven the majority of positive performance. This was followed by Ukraine, with both Sovereign Credit and
Local posting a strong performance, and various banks revised up their growth model. Our 10y CGB position has continued to deliver carry, whilst both yields and FX have both modestly strengthened. The main detractor was coming from Colombia in both credit and local currency sovereign bonds. In September, Colombia’s public debt climbed by 10% of GDP as the country continues to suffer from the pandemic. It was followed by the Korean Won. This year was another bleed for Argentine credit as the timing and terms of an IMF deal continued to weigh on the sovereign. Argentina made a near $1.9 billion payment to the International Monetary Fund in late September.
Regarding derivatives, we saw gains coming from our positioning in local rates with PLN payers contributing positively to the performance.
However, we saw losses coming from our FX exposure due to a stronger USD.
In 2021, we have retained a shorter duration stance, through UST/Bund hedges and rates payers in CE3 generally. Against this we continue to maintain exposure to mid duration high yielding local bonds with steep curves. We increased our spread exposure again to both sovereign and corporates, with a bias towards strong conviction names in frontiers, mid duration BB in corporates, and long dated IG names in sovereigns and corporates, through upcoming new issues. That being said, in September, we started to aggressively trim the portfolio from a number of long dated sovereign USD bonds, at risk of possible ETFs redemptions and further reduced our FX exposure to a minimum, from 27% to
18%.
Although EMD markets would not be immune to a DM valuation adjustment, we continue to take comfort from the fact that, in aggregate,
EM central banks have been quick to tighten policy as early as 1H21, and thus built welcome defenses. Fiscal policy will however be increasingly constrained in the next few months, but, for now, EM growth remains above average and satisfactory. EMD valuations also appear far less stretched than competing DM asset classes, with EM High yield sovereign and corporate names, in particular, still trading at hefty premia, local interest rates curves already quite steep and pricing upcoming rates hikes. Currencies are a blend between value and terms of trade trends, with Oil and Gas producers benefitting, but China-focused metals producers and large energy importers at a disadvantage.
Yet, many currencies from MXN to BRL, INR, RUB already exhibit fairly generous carry levels, which acts as a buffer against would be sellers.
*** The Fund uses a blended benchmark, Finisterre Emerging Markets Total Return Bond Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Finisterre Emerging Markets Total Return Bond Blended Index is composed of 33.33% JPM CEMBI Broad Diversified Index,
33.33% JPM EMBI Global Diversified Index, and 33.33% JPM GBI-EM Global Diversified Index.

Global Diversified Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: DDJ Capital Management, LLC; MetLife Investment Management, LLC; Post Advisory Group, LLC; Principal Real Estate Investors, LLC; Spectrum Asset
Management, Inc.; W.H Reaves & Co., Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks income. The fund generally invests a majority of its assets in fixed income securities, such as high yield bonds (also known as "junk" bonds), preferred securities, commercial mortgage-backed securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. It also invests in equity securities in an effort to provide incremental dividend yields and diversify fixed-income related risks.
Manager performance and style selection within fixed income contributed as our high yield bond manager DDJ, with their lower quality focus, outperformed their individual benchmark. Also, allocations to high yield bonds, commercial mortgage backed securities, emerging markets debt and preferred securities were strong style contributors as those asset classes outperformed the broader global aggregate bond index. Similarly, the increased allocation to equities contributed to absolute and benchmark relative performance.
Manager performance had some detractors within fixed income and equities. Within fixed income, CMBS underperformed its individual benchmark and within equities the global REIT sleeve underperformed its individual benchmark. Although global infrastructure equities positively contributed to absolute performance, global infrastructure meaningfully underperformed the broader global value equity index.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 15.13% 4.99% 5.91% 12/15/08 –
Including Sales Charge 10.81% 4.20% 5.50%
Class C Shares Excluding Sales Charge 14.24% 4.20% 5.27% 12/15/08 –
Including Sales Charge 13.24% 4.20% 5.27%
Institutional Shares 15.52% 5.33% 6.24% 12/15/08 –
R-6 Shares 15.54% 5.33% 6.23% 6/12/17 12/15/08
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.
*** The Fund uses a blended benchmark, GDI Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives.
GDI Blended Index is composed of 80% Bloomberg Barclays Aggregate Bond Index and 20% MSCI World Value Index NTR.

Global Real Estate Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry at the time of purchase. For the fund's investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry.
An underweight to a U.S. data center stock contributed as it underperformed during the value rotation and the company's 2021 earnings growth commentary was somewhat disappointing. An overweight to a U.S. senior housing healthcare stock and exposure to office/retail exposed Japan REITs contributed as these sectors were reopening beneficiaries. An overweight to a Norwegian diversified stock contributed as a takeover battle for the company drove its share price up significantly. Avoiding defensive  Switzerland also contributed.
An underweight to reopening plays (particularly in U.S. retail and hotels) was a primary detractor, as these more cyclical sectors have significantly rallied since the initial vaccine news in November 2020. Exposure to Hong Kong developers detracted on negative China sentiment and concerns over “common prosperity” impacting developer stocks. Our exposure to defensive Australian data centers and industrial detracted. Selection within German residential detracted, as we were overweight to a company which announced a friendly acquisition of a peer and we were underweight to the target.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 36.76% 9.13% 9.17% 10/1/07 –
Including Sales Charge 29.31% 7.89% 8.55%
Class C Shares Excluding Sales Charge 35.69% 8.27% 8.50% 10/1/07 –
Including Sales Charge 34.69% 8.27% 8.50%
Institutional Shares 37.21% 9.54% 9.62% 10/1/07 –
R-3 Shares 36.57% 8.99% 9.06% 3/1/16 10/1/07
R-4 Shares 36.87% 9.18% 9.26% 3/1/16 10/1/07
R-5 Shares 36.91% 9.32% 9.40% 3/1/16 10/1/07
R-6 Shares 37.35% 9.60% 9.63% 11/25/14 10/1/07
* Extended performance is calculated based on the historical performance of the Fund’s Institutional Class, adjusted for the fees and expense of the share class.

Government & High Quality Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a high level of current income consistent with safety and liquidity. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in debt securities issued by the U.S. government, its agencies or instrumentalities or debt securities that are rated, at the time of purchase, AAA by S&P Global or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities.
Over the past twelve months (October 2020 – October 2021) the Federal Reserve (Fed) continued its quantitative easing purchase programs, yet announced a taper of these purchase programs at the November 2021 meeting.  From October 2020 to October 2021 the rate on the U.S.
10 year note moved from 0.87% to 1.55%. During this period the fund was positioned with a shorter duration than the benchmark which was the largest contributor to performance. Further, the fund’s out-of-index allocation to non-agency collateralized mortgage obligations (non-
agency CMOs) and asset-backed securities (ABS) also outperformed the benchmark contributing to fund performance.
Out-of-index allocation to non-agency commercial mortgage-backed securities (CMBS) was the largest detractor to performance. Out-of-
index allocations to agency commercial mortgage-backed securities (ACMBS) and agency collateralized mortgage obligations (agency
CMO) also detracted.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -1.44% 1.41% 1.89% 5/4/84
Including Sales Charge -3.63% 0.95% 1.66%
Class C Shares Excluding Sales Charge -2.28% 0.58% 1.22% 3/1/02
Including Sales Charge -3.25% 0.58% 1.22%
Class J Shares Excluding Sales Charge -1.47% 1.38% 1.82% 12/15/08
Including Sales Charge -2.45% 1.38% 1.82%
Institutional Shares -1.19% 1.69% 2.17% 3/23/98
R-1 Shares -2.04% 0.90% 1.39% 12/15/08
R-3 Shares -1.74% 1.21% 1.70% 12/15/08
R-4 Shares -1.46% 1.42% 1.91% 12/15/08
R-5 Shares -1.34% 1.54% 2.02% 12/15/08

High Income Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: DDJ Capital Management LLC; Insight North America LLC; Post Advisory Group, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks high current income. Under normal circumstances, the fund invests primarily in below investment grade bonds and bank loans which are rated, at the time of purchase, Ba1 or lower by Moody's Investors Service, Inc. ("Moody's") and BB+ or lower by S&P
Global Ratings ("S&P Global") (if the bond or bank loan has been rated by only one of those agencies, that rating will determine whether it is below investment grade; if the bond or bank loan has not been rated by either of those agencies, those selecting such investments will determine whether it is of a quality comparable to those rated below investment grade).
An underweight to the communications and technology sub-sectors was a positive contributor. Selection within consumer non-cyclicals was a tailwind for the year. Additionally, being underweight consumer non-cyclicals helped performance.
Selection within industrials broadly detracted from performance, most notably in the communications and energy sub-sectors. Exposure to term loans detracted from performance for the year. An underweight to energy names was a headwind.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Institutional Shares 9.45% 4.94% 5.61% 12/29/04

High Yield Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of current income. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in below investment grade bonds and bank loans (sometimes called "high yield" or "junk") which are rated, at the time of purchase, Ba1 or lower by Moody's and BB+ or lower by S&P Global. It also invests in investment grade bank loans (also known as senior floating rate interests) and securities of foreign issuers, including those located in developing or emerging markets.
Security selection positively impacted returns due to the outperformance from overweights to Oasis Petroleum, EP Energy Corp, Navios
Maritime Acquisition Corp, Navios Maritime Holdings, Triumph Group, and our positioning within the capital structures of Oasis Petroleum,
EP Energy Corp, Navios Maritime Acquisition Corp, Navios Maritime Holdings, and Triumph Group.
Detractors to performance were driven from an overweight to Eletson Holdings and underweights to Transocean, Bombardier, American
Airlines, and Newfield Exploration Co. Sector allocation had no material impact on performance over the period.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 9.64% 5.64% 6.14% 4/8/98 –
Including Sales Charge 5.58% 4.84% 5.74%
Class C Shares Excluding Sales Charge 8.87% 4.90% 5.54% 3/1/02 –
Including Sales Charge 7.87% 4.90% 5.54%
Institutional Shares 10.05% 6.01% 6.49% 7/28/98 –
R-6 Shares 10.15% 6.08% 6.36% 11/22/16 4/8/98
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Inflation Protection Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: BlackRock Financial Management, Inc.; Blackrock International Limited
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide current income and real (after inflation) total returns. The fund invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations.
It normally maintains an average portfolio duration that is within from 80% to 120% of the duration of the Bloomberg U.S. Treasury Inflation
Protected Securities (TIPS) Index. The fund also invests in foreign securities, U.S. Treasuries and agency securities.
Late in 2020, the US election outcome added fuel to the reflationary outlook, resulting in a sharp sell-off in US nominal rates. That continued
into Q1 2021 as the vaccine rollout and expectations for growth realized above expectations as the Democrats won the Senate runoff election in Georgia. This helped the portfolio's structural underweight in US nominal rates and was the most significant contributor to performance over the one-year period. The portfolio has generally held an underweight duration position over the period as we continue to believe the market is underpricing the pace of monetary policy tightening. In the same vein, risk assets worldwide extended their recovery in Q4 2020 and in Q1 2021, supported by the passing of phase 4 fiscal stimulus in the US, the removal of political uncertainties, and positive vaccine developments. The portfolio's long breakeven positions in Spain, Italy, and New Zealand contributed to performance given these dynamics.
Small allocation to emerging market debt and European peripheral spreads also contributed. Finally, relative value breakeven positions in the
US and EU versus the UK contributed to performance.
Over the summer of 2021, surging energy prices globally pushed inflation expectations higher in many regions. The portfolio's outright short in UK breakevens detracted from performance. 10-year UK breakevens increased approximately 32 bps just in Q3 2021 and settled above 4% which is materially higher than realized inflation. Similarly, persistent upside surprises in European inflation data fueled a sizeable expansion in EU inflation expectations that hurt the portfolio's short in Germany breakevens. The other notable detractor from performance was the portfolio's tactical underweight positions in US Treasury Inflation-Protected Securities (TIPS) as US real rates rallied from extremely negative levels on concerns around heightened inflation and strong demand for TIPS. Also, detracting from performance was the portfolio's relative value positions between New Zealand vs. US real rates as New Zealand real rates increased. The tactical interest rate volatility positions also hurt performance as rates volatility picked up at times over the year.
The team sees derivatives as an effective and efficient tool to manage duration, yield curve, and volatility risk in the Portfolio. During the period, the Portfolio utilized forward currency contracts to hedge the currency exposure associated with some or all of the Portfolio’s securities and shift investment exposure from one currency to another. We utilized futures contracts to manage duration and yield exposure of the Portfolio in an efficient manner. We used options to create various exposures for the Portfolio, isolate perceived mispricing, and create asymmetric risk profiles. We also used written options to increase the Portfolio’s carry. We used interest rate swaps to express our breakeven strategies or enhance yields of already existing positions. We used inflation swaps to hedge underlying inflation-linked positions, and caps and floors that provide protection against adverse moves in the inflation market. With regards to the LIBOR transition, the team sees no issues given that BlackRock is well ahead of the planning in anticipation of the move. This is not expected to have a material effect on the portfolio.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 5.85% 3.59% 2.02% 12/29/04
Including Sales Charge 4.85% 3.59% 2.02%
Institutional Shares 6.33% 4.24% 2.68% 12/29/04
R-1 Shares 5.37% 3.35% 1.79% 12/29/04
R-3 Shares 5.80% 3.66% 2.11% 12/29/04
R-4 Shares 6.09% 3.88% 2.30% 12/29/04
R-5 Shares 6.16% 4.01% 2.43% 12/29/04

International Emerging Markets Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of emerging market companies at the time of purchase. "Emerging market " means any market which is considered to be an emerging market by the international financial community (including the MSCI Emerging Markets Index or
Bloomberg Emerging Markets USD Aggregate Bond Index). It invests in equity securities regardless of market capitalization (small, medium or large) and style (growth or value).
Positive stock selection in the Asia ex-China region was the best performer during the period, led by South Korea and Taiwan. We also benefitted from an underweight position to China and positive stock selection within China in the communication services, financials, and information technology sectors. Additionally, our Russian financials exposure was a notable source of outperformance during the period.
From a sector standpoint, information technology, financials, and consumer staples were the top performers where stock selection drove gains. The top contributors during the period were overweight positions to TCS Group, up 334.9%, Sberbank, up 108.7%, Sea Ltd, up
121.8%, Osstem Implant, up 126.4%, and no exposure to TAL Education Group, down 93.8%.
Negative stock selection in Brazil drove underperformance in Latin America and underweights to Saudi Arabia, United Arab Emirates, and
Kuwait were notable detractors in the EMEA region. Energy and materials were the worst performing sectors during the period, entirely driven by negative stock selection. Notable detractors during the period were underweights to Petrobras, up 62.0%, Vale, up 41.8%, Gazprom,
up 162.4%, and Wuxi Biologics, up 63.5%, as well as our overweight position to Magazine Luiza, down 55.0%.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 18.27% 8.63% 4.13% 6/28/05 –
Including Sales Charge 11.77% 7.41% 3.54%
Class C Shares Excluding Sales Charge 17.15% 7.56% 3.29% 1/16/07 –
Including Sales Charge 16.15% 7.56% 3.29%
Class J Shares Excluding Sales Charge 18.46% 8.78% 4.26% 3/1/01 –
Including Sales Charge 17.46% 8.78% 4.26%
Institutional Shares 18.66% 9.00% 4.58% 3/1/01 –
R-1 Shares 17.74% 8.11% 3.71% 11/1/04 –
R-3 Shares 18.09% 8.44% 4.03% 12/6/00 –
R-4 Shares 18.32% 8.65% 4.23% 12/6/00 –
R-5 Shares 18.48% 8.78% 4.35% 12/6/00 –
R-6 Shares 18.79% 9.06% 4.32% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

International Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Origin Asset Management LLP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund invests primarily in foreign equity securities, including emerging market securities. It typically invests in foreign securities of at least ten countries. The fund invests in equity securities of small, medium, and large market capitalization companies. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
The twelve month review period saw the Fund generate substantial double digit returns, while at the same time performing broadly in line with its benchmark.  Investor focus switched dramatically over this period towards low quality, highly cyclical companies which enjoyed the strongest earnings revisions as the post pandemic global economic recovery took hold.  Higher quality and less volatile stocks on the other hand underperformed.  This period therefore was one of high tension between two key components of the Fund’s investment approach:
quality and momentum.  In relative performance terms these factors essentially offset one another.
From a regional perspective strong stock selection in Japan and the UK was offset by some weakness in Canada, Europe and the emerging markets. Strength in consumer discretionary, industrials and financials was offset by relative weakness in materials and energy.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Institutional Shares 29.33% 11.14% 8.89% 12/29/03 –
R-1 Shares 28.31% 10.27% 8.00% 11/1/04 –
R-3 Shares 28.72% 10.61% 8.34% 6/1/04 –
R-4 Shares 29.05% 10.82% 8.54% 6/1/04 –
R-5 Shares 29.12% 10.96% 8.66% 6/1/04 –
R-6 Shares 29.47% 11.22% 8.90% 11/22/16 12/29/03
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

LargeCap Growth Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Brown Advisory, LLC; T. Rowe Price Associates, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The fund is non-diversified.
The health care and industrials sectors were the top performers, driven by strong stock selection. An overweight to the communication services sector was a tailwind for the year. Stock selection was also a positive contributor in the consumer staples, materials, and financials sectors.
The information technology sector was the worst performer driven by a large underweight to the sector and poor stock selection. The consumer discretionary sector also was a key detractor due to poor stock selection. An overweight to the health care and industrials sectors was a headwind.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 38.72% 25.07% 18.47% 3/1/13 12/6/00
Including Sales Charge 31.09% 23.65% 17.81%
Class J Shares Excluding Sales Charge 39.03% 25.36% 18.74% 3/1/01 –
Including Sales Charge 38.03% 25.36% 18.74%
Institutional Shares 39.14% 25.54% 19.06% 12/6/00 –
R-1 Shares 38.07% 24.55% 18.08% 11/1/04 –
R-3 Shares 38.54% 24.92% 18.44% 12/6/00 –
R-4 Shares 38.75% 25.17% 18.67% 12/6/00 –
R-5 Shares 38.94% 25.31% 18.81% 12/6/00 –
R-6 Shares 39.24% 25.64% 19.09% 11/25/14 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

LargeCap S&P 500 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the S&P 500 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the large cap universe.
During the 12-month period ending in October 2021, the LargeCap S&P 500 Index Fund was in line with the S&P 500 Index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the index posted positive returns during the period with the energy and financial sectors providing the best return. Fortinet, EOG Resources, and ConocoPhillips contributed to fund performance for the 12-month period ending in October.
The utility and consumer staples sectors recorded the worst returns during the period. Penn National Gaming, MarketAxess Holdings, and
Clorox detracted from fund performance for the 12-month period ending in October.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 42.29% 18.40% 15.63% 6/28/05
Including Sales Charge 40.13% 18.04% 15.45%
Class C Shares Excluding Sales Charge 41.04% 17.39% 14.90% 1/16/07
Including Sales Charge 40.04% 17.39% 14.90%
Class J Shares Excluding Sales Charge 42.31% 18.48% 15.69% 3/1/01
Including Sales Charge 41.31% 18.48% 15.69%
Institutional Shares 42.61% 18.73% 16.01% 3/1/01
R-1 Shares 41.38% 17.69% 15.00% 11/1/04
R-3 Shares 41.78% 18.05% 15.35% 12/6/00
R-4 Shares 42.09% 18.28% 15.58% 12/6/00
R-5 Shares 42.22% 18.42% 15.72% 12/6/00

LargeCap Value Fund III
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC; Westwood Management Corp.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in companies with large market capitalizations at the time of purchase. For this fund, companies with large market capitalizations are those with market capitalizations within the range of companies comprising the Russell 1000® Value Index.
The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued.
Sector positioning was a large driver of performance, most significantly in the consumer staples, energy, and utilities sectors. Stock selection was strong in the health care and financials sectors. An overweight to information technology names and an underweight to the health care sector also benefitted performance.
The consumer discretionary sector was the worst performer due to poor stock selection and an overweight to the sector. Stock selection was also a key detractor in the communication services and information technology sectors. An underweight to the financials and real estate sectors was a headwind.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 42.96% 13.05% 12.42% 3/1/01
Including Sales Charge 41.96% 13.05% 12.42%
Institutional Shares 43.27% 13.41% 12.83% 12/6/00
R-1 Shares 42.06% 12.42% 11.85% 11/1/04
R-3 Shares 42.56% 12.77% 12.19% 12/6/00
R-4 Shares 42.86% 12.98% 12.41% 12/6/00
R-5 Shares 42.94% 13.12% 12.54% 12/6/00

MidCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the
Russell Midcap® Index. The fund also invests in foreign securities.
Over its fiscal year, the MidCap Fund’s relative performance benefitted from sector allocation, mainly from the fund’s overweight position in Financials and underweight position in Health Care. Company selection within Health Care and Utilities also contributed to performance.
The largest contributor to MidCap Fund’s performance was Brookfield Asset Management, which is an owner and operator of real asset-
based businesses globally and has grown as an asset manager for outside investors that pay a fee for Brookfield’s services. The company's management team, led by CEO Bruce Flatt, owns more than 18% of the company. The next largest contributor was KKR & Co. KKR is a global asset management firm with leading capabilities in private equity, credit, and real assets. Their terrific investment track record has enabled them to continually raise larger funds, which are frequently oversubscribed. Another contributor for the year was Gartner, a leading
IT research, consulting, and advisory company. The company's CEO Gene Hall owns over $300 million of Gartner stock and exhibits many owner-operator characteristics.
While sector allocation contributed positively to Midcap Fund’s relative performance, company selection within Information Technology detracted from performance. The top detractor for the year was Black Knight, a leading software provider for mortgage servicing. Black
Knight’s position in traditional mortgages is a formidable advantage, given how difficult it would be for servicers to switch software providers and there is an attractive opportunity to expand their current service offerings to clients. Another detractor from performance was Wix.com.
Wix.com is the largest provider of DIY website-building software, to create a professional-looking digital presence at an attractive price. The third-largest detractor was Brown-Forman, a Kentucky-based producer of alcoholic beverages, with Jack Daniels being its primary brand.
The founding Brown family remains actively involved.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 43.63% 19.88% 16.94% 6/28/05 –
Including Sales Charge 35.72% 18.53% 16.27%
Class C Shares Excluding Sales Charge 42.62% 19.02% 16.25% 1/16/07 –
Including Sales Charge 41.62% 19.02% 16.25%
Class J Shares Excluding Sales Charge 43.85% 20.07% 17.08% 3/1/01 –
Including Sales Charge 42.85% 20.07% 17.08%
Institutional Shares 44.03% 20.22% 17.31% 3/1/01 –
R-1 Shares 42.92% 19.29% 16.38% 11/1/04 –
R-3 Shares 43.32% 19.65% 16.74% 12/6/00 –
R-4 Shares 43.61% 19.88% 16.96% 12/6/00 –
R-5 Shares 43.76% 20.03% 17.10% 12/6/00 –
R-6 Shares 44.13% 20.30% 17.06% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

MidCap Growth Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. For this fund, companies with medium market capitalizations are those with market capitalizations within the range of companies comprising the
Russell Midcap® Growth Index.
Consumer discretionary, Industrials and Financials were the biggest contributors to performance. Plug Power, a hydrogen and fuel cell solutions provider was up over 300% contributing nearly 3% to performance. In addition to signing big contracts with Amazon and Walmart for their warehouse material handling solutions, there was additional optimism over new joint ventures further increasing their addressable market. Crocs, a casual footwear company, rose over 200% adding 2.6% to performance as they enhanced their on trend product set with ecommerce initiatives, international marketing and celebrity collaborations that drove better than expected sales and earnings. Silicon Valley
Bank, a regional bank that provides a wide range of financial services especially within the Technology and Life Sciences industry, added
2.28% with higher than expected earnings and guidance as investments in technology firms reached record highs.
Health Care detracted 1.35% from the portfolio. Tandem, an insulin pump manufacturer, cost the portfolio 59 basis points (bps) as concern over three competitors with similar automated insulin delivery systems were expected to launch. Community Health, a network of acute care hospitals, detracted 47 bps as Covid-19 cases increased, causing concern over future profitability. Haemonetics, a blood plasma collection company detracted 58 bps as their largest client failed to renew a contract.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 45.43% 24.40% 17.20% 3/1/01
Including Sales Charge 44.43% 24.40% 17.20%
Institutional Shares 45.74% 24.65% 17.58% 3/1/01
R-1 Shares 44.57% 23.65% 16.63% 11/1/04
R-3 Shares 45.01% 24.06% 16.99% 12/6/00
R-4 Shares 45.27% 24.26% 17.21% 12/6/00
R-5 Shares 45.47% 24.43% 17.35% 12/6/00

MidCap Growth Fund III
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Eagle Asset Management, Inc.; Robert W. Baird & Co., Incorporated
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average.
Stock selection was the major driver of performance, driven by selection in the consumer discretionary and health care sectors. An underweight to the communication services and consumer staples sectors was a tailwind. The consumer staples, materials, and industrials sectors also had positive stock selection.
The information technology sector was the worst performer due to poor stock selection and an underweight to the sector. The communication services and real estate sectors also had poor stock selection. An underweight to the real estate sector was a detractor.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class J Shares Excluding Sales Charge 39.96% 21.55% 14.66% 3/1/01
Including Sales Charge 38.96% 21.55% 14.66%
Institutional Shares 40.37% 21.97% 15.12% 3/1/01
R-1 Shares 39.12% 20.88% 14.10% 11/1/04
R-3 Shares 39.54% 21.26% 14.45% 12/6/00
R-4 Shares 39.76% 21.50% 14.67% 12/6/00
R-5 Shares 39.92% 21.64% 14.81% 12/6/00

MidCap S&P 400 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") MidCap 400 Index at the
time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the mid cap universe.
For the 12 months ending in October 2021, the MidCap S&P 400 Index Fund was in line with the S&P MidCap 400 Index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the index posted positive returns during the period, with energy and financials performing the best. Avis Budget Group, Signature Bank, and Olin contributed to fund performance for the 12-month period ending in
October.
The consumer staples and utility sectors recorded the worst returns during the period. Boston Beer Company, Quidel, and LHC Group detracted from fund performance for the 12-month period ending in October.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 48.22% 14.43% 13.31% 3/1/01 –
Including Sales Charge 47.22% 14.43% 13.31%
Institutional Shares 48.45% 14.62% 13.63% 3/1/01 –
R-1 Shares 47.28% 13.70% 12.71% 11/1/04 –
R-3 Shares 47.71% 14.05% 13.05% 12/6/00 –
R-4 Shares 47.98% 14.26% 13.27% 12/6/00 –
R-5 Shares 48.14% 14.40% 13.40% 12/6/00 –
R-6 Shares 48.58% 14.68% 13.36% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

MidCap Value Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Los Angeles Capital Management LLC; Victory Capital Management Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with medium market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The fund also invests in real estate investment trusts.
An underweight to utilities was a significant contributor. Stock selection was positive in the industrials, energy, and communication services sectors. Sector positioning within the health care, materials, and communication services sectors benefitted.
The financials sector was the worst performing sector due to poor stock selection. An underweight to the energy sector and an overweight to consumer staples names was a headwind. Stock selection detracted in the materials, consumer discretionary, and real estate sectors.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 49.69% 13.17% 12.42% 4/2/19 12/29/03
Including Sales Charge 41.49% 11.89% 11.79%
Class J Shares Excluding Sales Charge 49.98% 13.32% 12.40% 3/2/09 –
Including Sales Charge 48.98% 13.32% 12.40%
Institutional Shares 50.23% 13.58% 12.76% 12/29/03 –
R-1 Shares 49.03% 12.69% 11.83% 11/1/04 –
R-3 Shares 49.47% 13.03% 12.17% 6/1/04 –
R-4 Shares 49.77% 13.24% 12.39% 6/1/04 –
R-5 Shares 50.02% 13.38% 12.52% 6/1/04 –
R-6 Shares 50.41% 13.68% 12.81% 4/2/19 12/29/03
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

Overseas Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Barrow, Hanley, Mewhinney & Strauss, LLC; Causeway Capital Management LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities that are tied economically to countries outside the U.S. at the time of purchase.
It invests in emerging market securities. The fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. It invests in equity securities of small, medium, and large market capitalization companies.
Stock selection was the major driver of strong performance, primarily in the financials, industrials, and utilities sectors. An underweight to the communication services and health care sectors was beneficial. Sector positioning was also positive in the consumer discretionary, utilities, and consumer staples sectors.
The energy sector was the top detractor due to poor stock selection. An underweight to the financials sector also detracted from performance.
Stock selection was additionally a negative contributor in the information technology and materials sectors.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Institutional Shares 43.48% 8.16% 6.35% 9/30/08 –
R-1 Shares 42.33% 7.23% 5.42% 3/1/12 9/30/08
R-3 Shares 42.73% 7.54% 5.75% 3/1/12 9/30/08
R-4 Shares 42.95% 7.75% 5.96% 3/1/12 9/30/08
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

Principal Capital Appreciation Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term growth of capital. The fund invests primarily in equity securities of companies with any market capitalization, but it has a greater exposure to large market capitalization companies than small or medium market capitalization companies.
The managers seek to invest in securities of businesses that they believe are trading at a discount to their private market value (i.e., the value of the business if it was sold), have a competitive advantage, and/or that have barriers to entry in their respective industries.
The Charles Schwab Corporation (SCHW) outperformed as the company saw a record number of new accounts open over the past year.
JPMorgan Chase & Co. (JPM) outperformed as banks continued to surge due to positive vaccine developments and an anticipation of economic recovery. The PNC Financial Services Group, Inc. (PNC) contributed to relative results as PNC quickly integrated its BBVA acquisition and benefitted as banks continued to surge.
Not owning Tesla, Inc. (TSLA) detracted from relative results. Xcel Energy Inc. (XEL), a large position within the utilities sector, detracted from results as the sector lagged meaningfully in a very strong market environment. Church & Dwight Co., Inc. (CHD) detracted from results as the company faced supply chain disruptions and higher input costs.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 40.26% 18.88% 15.56% 11/24/86
Including Sales Charge 32.54% 17.54% 14.91%
Class C Shares Excluding Sales Charge 39.11% 17.89% 14.80% 3/1/02
Including Sales Charge 38.11% 17.89% 14.80%
Institutional Shares 40.71% 19.31% 16.00% 6/7/99
R-1 Shares 39.51% 18.26% 14.99% 3/1/10
R-3 Shares 39.94% 18.63% 15.34% 3/1/10
R-4 Shares 40.22% 18.85% 15.56% 3/1/10
R-5 Shares 40.37% 18.99% 15.70% 3/1/10

Principal LifeTime 2010 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was the largest contributor for the year driven by an overweight to U.S. equities in most vintages, besides those in-
retirement which are more conservatively positioned relative to the S&P benchmark. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within U.S. equity. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. Manager performance of the Core Fixed Income investment option contributed for the year as it outpaced its index. The inclusion of a non-U.S. value strategy, the Overseas investment option, contributed from a style selection perspective as value was in favor for the one-year period.
Active management within the U.S. equity space detracted for the year as the LargeCap Growth I, Equity Income, LargeCap Value III,
MidCap Blend, and SmallCap Value II investment options lagged their indices. Style selection detracted within the U.S. mid and smallcap equity space as the Russell indices underperformed the S&P exposure due to Russell’s larger relative capitalization bias. Performance of the Origin Emerging Markets investment option hindered returns as it lagged its manager index for the year. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The
Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 12.06% 7.12% 6.41% 6/28/05
Including Sales Charge 7.86% 6.30% 6.01%
Class J Shares Excluding Sales Charge 12.25% 7.33% 6.56% 6/15/01
Including Sales Charge 11.25% 7.33% 6.56%
Institutional Shares 12.44% 7.49% 6.79% 3/1/01
R-1 Shares 11.48% 6.57% 5.87% 11/1/04
R-3 Shares 11.81% 6.91% 6.20% 3/1/01
R-4 Shares 12.01% 7.11% 6.40% 3/1/01
R-5 Shares 12.21% 7.23% 6.53% 3/1/01

Principal LifeTime 2015 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was the largest contributor for the year driven by an overweight to U.S. equities in most vintages, besides those in-
retirement which are more conservatively positioned relative to the S&P benchmark. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within U.S. equity. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. Manager performance of the Core Fixed Income investment option contributed for the year as it outpaced its index. The inclusion of a non-U.S. value strategy, the Overseas investment option, contributed from a style selection perspective as value was in favor for the one-year period.
Active management within the U.S. equity space detracted for the year as the LargeCap Growth I, Equity Income, LargeCap Value III,
MidCap Blend, and SmallCap Value II investment options lagged their indices. Style selection detracted within the U.S. mid and smallcap equity space as the Russell indices underperformed the S&P exposure due to Russell’s larger relative capitalization bias. Performance of the Origin Emerging Markets investment option hindered returns as it lagged its manager index for the year. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The
Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Institutional Shares 15.48% 8.63% 7.66% 2/29/08
R-1 Shares 14.62% 7.70% 6.74% 2/29/08
R-3 Shares 14.85% 8.01% 7.06% 2/29/08
R-4 Shares 15.11% 8.21% 7.26% 2/29/08
R-5 Shares 15.25% 8.36% 7.39% 2/29/08

Principal LifeTime 2020 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was the largest contributor for the year driven by an overweight to U.S. equities in most vintages, besides those in-
retirement which are more conservatively positioned relative to the S&P benchmark. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within U.S. equity. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. Manager performance of the Core Fixed Income investment option contributed for the year as it outpaced its index. The inclusion of a non-U.S. value strategy, the Overseas investment option, contributed from a style selection perspective as value was in favor for the one-year period.
Active management within the U.S. equity space detracted for the year as the LargeCap Growth I, Equity Income, LargeCap Value III,
MidCap Blend, and SmallCap Value II investment options lagged their indices. Style selection detracted within the U.S. mid and smallcap equity space as the Russell indices underperformed the S&P exposure due to Russell’s larger relative capitalization bias. Performance of the Origin Emerging Markets investment option hindered returns as it lagged its manager index for the year. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The
Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 18.52% 9.32% 8.20% 6/28/05
Including Sales Charge 14.06% 8.49% 7.78%
Class J Shares Excluding Sales Charge 18.69% 9.55% 8.36% 6/15/01
Including Sales Charge 17.69% 9.55% 8.36%
Institutional Shares 18.87% 9.70% 8.60% 3/1/01
R-1 Shares 17.81% 8.75% 7.65% 11/1/04
R-3 Shares 18.24% 9.10% 7.98% 3/1/01
R-4 Shares 18.44% 9.29% 8.18% 3/1/01
R-5 Shares 18.62% 9.43% 8.31% 3/1/01

Principal LifeTime 2025 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was the largest contributor for the year driven by an overweight to U.S. equities in most vintages, besides those in-
retirement which are more conservatively positioned relative to the S&P benchmark. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within U.S. equity. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. Manager performance of the Core Fixed Income investment option contributed for the year as it outpaced its index. The inclusion of a non-U.S. value strategy, the Overseas investment option, contributed from a style selection perspective as value was in favor for the one-year period.
Active management within the U.S. equity space detracted for the year as the LargeCap Growth I, Equity Income, LargeCap Value III,
MidCap Blend, and SmallCap Value II investment options lagged their indices. Style selection detracted within the U.S. mid and smallcap equity space as the Russell indices underperformed the S&P exposure due to Russell’s larger relative capitalization bias. Performance of the Origin Emerging Markets investment option hindered returns as it lagged its manager index for the year. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The
Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Institutional Shares 22.55% 10.89% 9.37% 2/29/08
R-1 Shares 21.53% 9.92% 8.41% 2/29/08
R-3 Shares 21.95% 10.26% 8.74% 2/29/08
R-4 Shares 22.14% 10.48% 8.95% 2/29/08
R-5 Shares 22.20% 10.59% 9.08% 2/29/08

Principal LifeTime 2030 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was the largest contributor for the year driven by an overweight to U.S. equities in most vintages, besides those in-
retirement which are more conservatively positioned relative to the S&P benchmark. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within U.S. equity. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. Manager performance of the Core Fixed Income investment option contributed for the year as it outpaced its index. The inclusion of a non-U.S. value strategy, the Overseas investment option, contributed from a style selection perspective as value was in favor for the one-year period.
Active management within the U.S. equity space detracted for the year as the LargeCap Growth I, Equity Income, LargeCap Value III,
MidCap Blend, and SmallCap Value II investment options lagged their indices. Style selection detracted within the U.S. mid and smallcap equity space as the Russell indices underperformed the S&P exposure due to Russell’s larger relative capitalization bias. Performance of the Origin Emerging Markets investment option hindered returns as it lagged its manager index for the year. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The
Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 25.68% 11.52% 9.62% 6/28/05
Including Sales Charge 18.76% 10.27% 9.00%
Class J Shares Excluding Sales Charge 26.00% 11.74% 9.78% 6/15/01
Including Sales Charge 25.00% 11.74% 9.78%
Institutional Shares 26.21% 11.92% 10.03% 3/1/01
R-1 Shares 25.06% 10.95% 9.07% 11/1/04
R-3 Shares 25.46% 11.28% 9.40% 3/1/01
R-4 Shares 25.68% 11.51% 9.62% 3/1/01
R-5 Shares 25.88% 11.64% 9.75% 3/1/01

Principal LifeTime 2035 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was the largest contributor for the year driven by an overweight to U.S. equities in most vintages, besides those in-
retirement which are more conservatively positioned relative to the S&P benchmark. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within U.S. equity. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. Manager performance of the Core Fixed Income investment option contributed for the year as it outpaced its index. The inclusion of a non-U.S. value strategy, the Overseas investment option, contributed from a style selection perspective as value was in favor for the one-year period.
Active management within the U.S. equity space detracted for the year as the LargeCap Growth I, Equity Income, LargeCap Value III,
MidCap Blend, and SmallCap Value II investment options lagged their indices. Style selection detracted within the U.S. mid and smallcap equity space as the Russell indices underperformed the S&P exposure due to Russell’s larger relative capitalization bias. Performance of the Origin Emerging Markets investment option hindered returns as it lagged its manager index for the year. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The
Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Institutional Shares 28.95% 12.90% 10.68% 2/29/08
R-1 Shares 27.85% 11.93% 9.71% 2/29/08
R-3 Shares 28.31% 12.28% 10.06% 2/29/08
R-4 Shares 28.48% 12.49% 10.27% 2/29/08
R-5 Shares 28.61% 12.61% 10.40% 2/29/08

Principal LifeTime 2040 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was the largest contributor for the year driven by an overweight to U.S. equities in most vintages, besides those in-
retirement which are more conservatively positioned relative to the S&P benchmark. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within U.S. equity. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. Manager performance of the Core Fixed Income investment option contributed for the year as it outpaced its index. The inclusion of a non-U.S. value strategy, the Overseas investment option, contributed from a style selection perspective as value was in favor for the one-year period.
Active management within the U.S. equity space detracted for the year as the LargeCap Growth I, Equity Income, LargeCap Value III,
MidCap Blend, and SmallCap Value II investment options lagged their indices. Style selection detracted within the U.S. mid and smallcap equity space as the Russell indices underperformed the S&P exposure due to Russell’s larger relative capitalization bias. Performance of the Origin Emerging Markets investment option hindered returns as it lagged its manager index for the year. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The
Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 31.00% 13.17% 10.71% 6/28/05
Including Sales Charge 23.84% 11.89% 10.09%
Class J Shares Excluding Sales Charge 31.30% 13.39% 10.84% 6/15/01
Including Sales Charge 30.30% 13.39% 10.84%
Institutional Shares 31.56% 13.61% 11.13% 3/1/01
R-1 Shares 30.38% 12.60% 10.16% 11/1/04
R-3 Shares 30.81% 12.97% 10.50% 3/1/01
R-4 Shares 31.00% 13.17% 10.71% 3/1/01
R-5 Shares 31.19% 13.31% 10.84% 3/1/01

Principal LifeTime 2045 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was the largest contributor for the year driven by an overweight to U.S. equities in most vintages, besides those in-
retirement which are more conservatively positioned relative to the S&P benchmark. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within U.S. equity. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. Manager performance of the Core Fixed Income investment option contributed for the year as it outpaced its index. The inclusion of a non-U.S. value strategy, the Overseas investment option, contributed from a style selection perspective as value was in favor for the one-year period.
Active management within the U.S. equity space detracted for the year as the LargeCap Growth I, Equity Income, LargeCap Value III,
MidCap Blend, and SmallCap Value II investment options lagged their indices. Style selection detracted within the U.S. mid and smallcap equity space as the Russell indices underperformed the S&P exposure due to Russell’s larger relative capitalization bias. Performance of the Origin Emerging Markets investment option hindered returns as it lagged its manager index for the year. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The
Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Institutional Shares 33.82% 14.11% 11.47% 2/29/08
R-1 Shares 32.61% 13.12% 10.51% 2/29/08
R-3 Shares 32.97% 13.45% 10.84% 2/29/08
R-4 Shares 33.30% 13.69% 11.06% 2/29/08
R-5 Shares 33.37% 13.82% 11.19% 2/29/08

Principal LifeTime 2050 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was the largest contributor for the year driven by an overweight to U.S. equities in most vintages, besides those in-
retirement which are more conservatively positioned relative to the S&P benchmark. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within U.S. equity. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. Manager performance of the Core Fixed Income investment option contributed for the year as it outpaced its index. The inclusion of a non-U.S. value strategy, the Overseas investment option, contributed from a style selection perspective as value was in favor for the one-year period.
Active management within the U.S. equity space detracted for the year as the LargeCap Growth I, Equity Income, LargeCap Value III,
MidCap Blend, and SmallCap Value II investment options lagged their indices. Style selection detracted within the U.S. mid and smallcap equity space as the Russell indices underperformed the S&P exposure due to Russell’s larger relative capitalization bias. Performance of the Origin Emerging Markets investment option hindered returns as it lagged its manager index for the year. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The
Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 34.64% 14.05% 11.32% 6/28/05
Including Sales Charge 27.24% 12.77% 10.69%
Class J Shares Excluding Sales Charge 34.90% 14.22% 11.37% 6/15/01
Including Sales Charge 33.90% 14.22% 11.37%
Institutional Shares 35.15% 14.47% 11.73% 3/1/01
R-1 Shares 33.91% 13.47% 10.77% 11/1/04
R-3 Shares 34.33% 13.84% 11.10% 3/1/01
R-4 Shares 34.66% 14.04% 11.32% 3/1/01
R-5 Shares 34.84% 14.18% 11.46% 3/1/01

Principal LifeTime 2055 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was the largest contributor for the year driven by an overweight to U.S. equities in most vintages, besides those in-
retirement which are more conservatively positioned relative to the S&P benchmark. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within U.S. equity. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. Manager performance of the Core Fixed Income investment option contributed for the year as it outpaced its index. The inclusion of a non-U.S. value strategy, the Overseas investment option, contributed from a style selection perspective as value was in favor for the one-year period.
Active management within the U.S. equity space detracted for the year as the LargeCap Growth I, Equity Income, LargeCap Value III,
MidCap Blend, and SmallCap Value II investment options lagged their indices. Style selection detracted within the U.S. mid and smallcap equity space as the Russell indices underperformed the S&P exposure due to Russell’s larger relative capitalization bias. Performance of the Origin Emerging Markets investment option hindered returns as it lagged its manager index for the year. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The
Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Institutional Shares 36.38% 14.71% 11.83% 2/29/08
R-1 Shares 35.19% 13.71% 10.87% 2/29/08
R-3 Shares 35.53% 14.05% 11.21% 2/29/08
R-4 Shares 35.84% 14.30% 11.43% 2/29/08
R-5 Shares 36.08% 14.42% 11.55% 2/29/08

Principal LifeTime 2060 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was the largest contributor for the year driven by an overweight to U.S. equities in most vintages, besides those in-
retirement which are more conservatively positioned relative to the S&P benchmark. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within U.S. equity. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. Manager performance of the Core Fixed Income investment option contributed for the year as it outpaced its index. The inclusion of a non-U.S. value strategy, the Overseas investment option, contributed from a style selection perspective as value was in favor for the one-year period.
Active management within the U.S. equity space detracted for the year as the LargeCap Growth I, Equity Income, LargeCap Value III,
MidCap Blend, and SmallCap Value II investment options lagged their indices. Style selection detracted within the U.S. mid and smallcap equity space as the Russell indices underperformed the S&P exposure due to Russell’s larger relative capitalization bias. Performance of the Origin Emerging Markets investment option hindered returns as it lagged its manager index for the year. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The
Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* March 1, 2013 - October 31, 2021
1-Year 5-Year Since Inception Inception Date
Class J Shares Excluding Sales Charge 36.62% 14.42% 11.16% 3/1/13
Including Sales Charge 35.62% 14.42% 11.16%
Institutional Shares 37.12% 14.84% 11.53% 3/1/13
R-1 Shares 35.95% 13.85% 10.58% 3/1/13
R-3 Shares 36.38% 14.19% 10.95% 3/1/13
R-4 Shares 36.55% 14.42% 11.14% 3/1/13
R-5 Shares 36.74% 14.55% 11.26% 3/1/13

Principal LifeTime 2065 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was the largest contributor for the year driven by an overweight to U.S. equities in most vintages, besides those in-
retirement which are more conservatively positioned relative to the S&P benchmark. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within U.S. equity. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. Manager performance of the Core Fixed Income investment option contributed for the year as it outpaced its index. The inclusion of a non-U.S. value strategy, the Overseas investment option, contributed from a style selection perspective as value was in favor for the one-year period.
Active management within the U.S. equity space detracted for the year as the LargeCap Growth I, Equity Income, LargeCap Value III,
MidCap Blend, and SmallCap Value II investment options lagged their indices. Style selection detracted within the U.S. mid and smallcap equity space as the Russell indices underperformed the S&P exposure due to Russell’s larger relative capitalization bias. Performance of the Origin Emerging Markets investment option hindered returns as it lagged its manager index for the year. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The
Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* September 6, 2017 - October 31, 2021
1-Year Since Inception Inception Date
Institutional Shares 37.37% 13.66% 9/6/17
R-1 Shares 36.21% 12.77% 9/6/17
R-3 Shares 36.70% 13.09% 9/6/17
R-4 Shares 36.90% 13.30% 9/6/17
R-5 Shares 37.09% 13.44% 9/6/17

Principal LifeTime Hybrid 2015 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was a positive contributor on average for the year driven by a general overweight to equities and an underweight to fixed income. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within
U.S. equity. An overweight to real assets contributed positively to performance for the year.
Manager performance throughout the series detracted for the year as most actively managed investment options struggled to provide alpha over their indices. Diversified International and Diversified Real Asset investment options were the exceptions providing positive relative performance. An underweight position to U.S. midcap equities and overweight to U.S. largecaps detracted. Style selection detracted within
non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 15.07% 8.01% 6.53% 3/1/18 9/30/14
Including Sales Charge 14.07% 8.01% 6.53%
Institutional Shares 15.21% 8.26% 6.78% 9/30/14 –
R-6 Shares 15.21% 8.30% 6.80% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2020 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was a positive contributor on average for the year driven by a general overweight to equities and an underweight to fixed income. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within
U.S. equity. An overweight to real assets contributed positively to performance for the year.
Manager performance throughout the series detracted for the year as most actively managed investment options struggled to provide alpha over their indices. Diversified International and Diversified Real Asset investment options were the exceptions providing positive relative performance. An underweight position to U.S. midcap equities and overweight to U.S. largecaps detracted. Style selection detracted within
non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 18.31% 9.15% 7.40% 3/1/18 9/30/14
Including Sales Charge 17.31% 9.15% 7.40%
Institutional Shares 18.50% 9.38% 7.64% 9/30/14 –
R-6 Shares 18.54% 9.41% 7.66% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2025 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was a positive contributor on average for the year driven by a general overweight to equities and an underweight to fixed income. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within
U.S. equity. An overweight to real assets contributed positively to performance for the year.
Manager performance throughout the series detracted for the year as most actively managed investment options struggled to provide alpha over their indices. Diversified International and Diversified Real Asset investment options were the exceptions providing positive relative performance. An underweight position to U.S. midcap equities and overweight to U.S. largecaps detracted. Style selection detracted within
non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 21.94% 10.26% 8.23% 3/1/18 9/30/14
Including Sales Charge 20.94% 10.26% 8.23%
Institutional Shares 22.14% 10.48% 8.46% 9/30/14 –
R-6 Shares 22.16% 10.49% 8.49% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2030 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was a positive contributor on average for the year driven by a general overweight to equities and an underweight to fixed income. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within
U.S. equity. An overweight to real assets contributed positively to performance for the year.
Manager performance throughout the series detracted for the year as most actively managed investment options struggled to provide alpha over their indices. Diversified International and Diversified Real Asset investment options were the exceptions providing positive relative performance. An underweight position to U.S. midcap equities and overweight to U.S. largecaps detracted. Style selection detracted within
non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 25.23% 11.26% 8.97% 3/1/18 9/30/14
Including Sales Charge 24.23% 11.26% 8.97%
Institutional Shares 25.38% 11.51% 9.22% 9/30/14 –
R-6 Shares 25.52% 11.54% 9.23% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2035 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was a positive contributor on average for the year driven by a general overweight to equities and an underweight to fixed income. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within
U.S. equity. An overweight to real assets contributed positively to performance for the year.
Manager performance throughout the series detracted for the year as most actively managed investment options struggled to provide alpha over their indices. Diversified International and Diversified Real Asset investment options were the exceptions providing positive relative performance. An underweight position to U.S. midcap equities and overweight to U.S. largecaps detracted. Style selection detracted within
non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 28.22% 12.12% 9.58% 3/1/18 9/30/14
Including Sales Charge 27.22% 12.12% 9.58%
Institutional Shares 28.46% 12.38% 9.84% 9/30/14 –
R-6 Shares 28.45% 12.43% 9.87% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2040 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was a positive contributor on average for the year driven by a general overweight to equities and an underweight to fixed income. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within
U.S. equity. An overweight to real assets contributed positively to performance for the year.
Manager performance throughout the series detracted for the year as most actively managed investment options struggled to provide alpha over their indices. Diversified International and Diversified Real Asset investment options were the exceptions providing positive relative performance. An underweight position to U.S. midcap equities and overweight to U.S. largecaps detracted. Style selection detracted within
non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 30.64% 12.75% 10.04% 3/1/18 9/30/14
Including Sales Charge 29.64% 12.75% 10.04%
Institutional Shares 30.90% 13.02% 10.30% 9/30/14 –
R-6 Shares 30.97% 13.08% 10.34% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2045 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was a positive contributor on average for the year driven by a general overweight to equities and an underweight to fixed income. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within
U.S. equity. An overweight to real assets contributed positively to performance for the year.
Manager performance throughout the series detracted for the year as most actively managed investment options struggled to provide alpha over their indices. Diversified International and Diversified Real Asset investment options were the exceptions providing positive relative performance. An underweight position to U.S. midcap equities and overweight to U.S. largecaps detracted. Style selection detracted within
non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 32.92% 13.30% 10.39% 3/1/18 9/30/14
Including Sales Charge 31.92% 13.30% 10.39%
Institutional Shares 33.20% 13.58% 10.65% 9/30/14 –
R-6 Shares 33.18% 13.62% 10.68% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2050 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was a positive contributor on average for the year driven by a general overweight to equities and an underweight to fixed income. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within
U.S. equity. An overweight to real assets contributed positively to performance for the year.
Manager performance throughout the series detracted for the year as most actively managed investment options struggled to provide alpha over their indices. Diversified International and Diversified Real Asset investment options were the exceptions providing positive relative performance. An underweight position to U.S. midcap equities and overweight to U.S. largecaps detracted. Style selection detracted within
non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 34.17% 13.68% 10.69% 3/1/18 9/30/14
Including Sales Charge 33.17% 13.68% 10.69%
Institutional Shares 34.60% 13.95% 10.95% 9/30/14 –
R-6 Shares 34.53% 13.96% 10.96% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2055 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was a positive contributor on average for the year driven by a general overweight to equities and an underweight to fixed income. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within
U.S. equity. An overweight to real assets contributed positively to performance for the year.
Manager performance throughout the series detracted for the year as most actively managed investment options struggled to provide alpha over their indices. Diversified International and Diversified Real Asset investment options were the exceptions providing positive relative performance. An underweight position to U.S. midcap equities and overweight to U.S. largecaps detracted. Style selection detracted within
non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 35.47% 13.88% 10.83% 3/1/18 9/30/14
Including Sales Charge 34.47% 13.88% 10.83%
Institutional Shares 35.76% 14.15% 11.10% 9/30/14 –
R-6 Shares 35.79% 14.16% 11.12% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2060 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was a positive contributor on average for the year driven by a general overweight to equities and an underweight to fixed income. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within
U.S. equity. An overweight to real assets contributed positively to performance for the year.
Manager performance throughout the series detracted for the year as most actively managed investment options struggled to provide alpha over their indices. Diversified International and Diversified Real Asset investment options were the exceptions providing positive relative performance. An underweight position to U.S. midcap equities and overweight to U.S. largecaps detracted. Style selection detracted within
non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 36.20% 14.10% 10.99% 3/1/18 9/30/14
Including Sales Charge 35.20% 14.10% 10.99%
Institutional Shares 36.46% 14.39% 11.27% 9/30/14 –
R-6 Shares 36.56% 14.42% 11.30% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid 2065 Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks a total return consisting of long-term growth of capital and current income. The fund operates as a "target date fund"
that invests according to an asset allocation strategy designed for investors having a retirement investment goal close to the year in the name of the fund. It is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities.
Asset class positioning was a positive contributor on average for the year driven by a general overweight to equities and an underweight to fixed income. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within
U.S. equity. An overweight to real assets contributed positively to performance for the year.
Manager performance throughout the series detracted for the year as most actively managed investment options struggled to provide alpha over their indices. Diversified International and Diversified Real Asset investment options were the exceptions providing positive relative performance. An underweight position to U.S. midcap equities and overweight to U.S. largecaps detracted. Style selection detracted within
non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* September 6, 2017 - October 31, 2021
1-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 36.67% 13.02% 3/1/18 9/6/17
Including Sales Charge 35.67% 13.02%
Institutional Shares 37.00% 13.33% 9/6/17 –
R-6 Shares 37.09% 13.38% 9/6/17 –
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Hybrid Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks current income, and as a secondary objective, capital appreciation. The fund is a fund of funds that invests in underlying funds of Principal Funds, Inc. ("PFI"), with a majority of the fund's assets invested in index funds. Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. The fund's asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65.
Asset class positioning was a positive contributor on average for the year driven by a general overweight to equities and an underweight to fixed income. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within
U.S. equity. An overweight to real assets contributed positively to performance for the year.
Manager performance throughout the series detracted for the year as most actively managed investment options struggled to provide alpha over their indices. Diversified International and Diversified Real Asset investment options were the exceptions providing positive relative performance. An underweight position to U.S. midcap equities and overweight to U.S. largecaps detracted. Style selection detracted within
non-U.S. equity as the MSCI ACWI ex U.S. index underperformed the S&P developed index due to its exposure to emerging markets. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* September 30, 2014 - October 31, 2021
1-Year 5-Year Since Inception Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 9.56% 5.77% 4.89% 3/1/18 9/30/14
Including Sales Charge 8.56% 5.77% 4.89%
Institutional Shares 9.69% 6.02% 5.13% 9/30/14 –
R-6 Shares 9.78% 6.03% 5.16% 8/24/15 9/30/14
* Extended performance is calculated based on the historical performance of the Fund’s Institutional share class, adjusted for the fees and expense of the share class.

Principal LifeTime Strategic Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks current income, and as a secondary objective, capital appreciation. The fund is a fund of funds and invests in underlying funds of Principal Funds, Inc. ("PFI"). Its underlying funds consist of domestic and foreign equity funds, fixed-income funds, real asset funds, and other funds that aim to offer diversification beyond traditional equity and fixed-income securities. Its asset allocation is designed for investors who are approximately 15 years beyond the normal retirement age of 65.
Asset class positioning was the largest contributor for the year driven by an overweight to U.S. equities in most vintages, besides those in-
retirement which are more conservatively positioned relative to the S&P benchmark. A slight overweight to U.S. smallcap equity contributed to performance for the year as the asset class was the best performer within U.S. equity. An overweight to dedicated high yield contributed as the asset class was the best performer within the fixed income space for the year. Manager performance of the Core Fixed Income investment option contributed for the year as it outpaced its index. The inclusion of a non-U.S. value strategy, the Overseas investment option, contributed from a style selection perspective as value was in favor for the one-year period.
Active management within the U.S. equity space detracted for the year as the LargeCap Growth I, Equity Income, LargeCap Value III,
MidCap Blend, and SmallCap Value II investment options lagged their indices. Style selection detracted within the U.S. mid and smallcap equity space as the Russell indices underperformed the S&P exposure due to Russell’s larger relative capitalization bias. Performance of the Origin Emerging Markets investment option hindered returns as it lagged its manager index for the year. In the near dated vintages, an underweight to Treasury Inflation-Protected Securities (TIPS) detracted as the asset class was a strong performer within fixed income. The
Inflation Protection investment option also lagged its index for the year.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 9.45% 5.95% 5.13% 6/28/05
Including Sales Charge 5.33% 5.14% 4.73%
Class J Shares Excluding Sales Charge 9.61% 6.13% 5.23% 6/15/01
Including Sales Charge 8.61% 6.13% 5.23%
Institutional Shares 9.83% 6.34% 5.50% 3/1/01
R-1 Shares 8.82% 5.41% 4.59% 11/1/04
R-3 Shares 9.31% 5.75% 4.92% 3/1/01
R-4 Shares 9.41% 5.95% 5.11% 3/1/01
R-5 Shares 9.64% 6.08% 5.25% 3/1/01

Real Estate Securities Fund
Investment Advisor: Principal Global Investors, LLC
Sub-Advisor: Principal Real Estate Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to generate a total return. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies principally engaged in the real estate industry at the time of purchase.
It invests in equity securities regardless of market capitalization (small, medium or large). The fund concentrates its investments (invest more than 25% of its net assets) in securities in the real estate industry. It is non-diversified.
An underweight to a data center stock contributed as it underperformed during the value rotation and the company's 2021 earnings growth commentary was somewhat disappointing. Selection within net lease was additive, mainly attributed to being underweight a retail-focused name as well as trading activity as we added to a name that subsequently experienced a rally. An overweight to a senior housing healthcare stock contributed, as the subsector was a reopening beneficiary.
An underweight to reopening plays (particularly in U.S. retail and hotels) was a primary detractor, as these cyclical sectors have significantly rallied since the initial vaccine news in November 2020. Our exposure to underperforming defensive U.S. towers also detracted.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 45.87% 11.60% 11.51% 6/28/05 –
Including Sales Charge 37.85% 10.34% 10.88%
Class C Shares Excluding Sales Charge 44.73% 10.73% 10.80% 1/16/07 –
Including Sales Charge 43.73% 10.73% 10.80%
Class J Shares Excluding Sales Charge 46.09% 11.75% 11.62% 3/1/01 –
Including Sales Charge 45.09% 11.75% 11.62%
Institutional Shares 46.34% 11.98% 11.94% 3/1/01 –
R-1 Shares 45.20% 11.11% 11.04% 11/1/04 –
R-3 Shares 45.63% 11.46% 11.38% 12/6/00 –
R-4 Shares 45.92% 11.66% 11.59% 12/6/00 –
R-5 Shares 46.10% 11.80% 11.73% 12/6/00 –
R-6 Shares 46.43% 12.07% 11.69% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

SAM Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. The fund operates as funds of funds and generally invests: between 20% and 60% of its assets in fixed-income funds, and less than 40% in any one fixed-income fund; between 40% and 80% of its assets in equity funds, and less than 30% in any one equity fund;
and less than 20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The portfolio's tactical overweight to equity, underweight to fixed income, and overweight to alternatives & specialty securities was the largest contributor to performance for the period, in the risk-on market environment. In addition, the portfolio's allocation to U.S. small cap equities, which led the risk-on equity rally, positively contributed to performance for the period. Lastly, the portfolio's allocation to real estate securities helped performance for the period.
The portfolio's allocation to emerging market equities, which underperformed their U.S. counterparts, was the largest detractor to performance for the period. In addition, security selection in large cap value equities detracted from performance for the period. Lastly, the portfolio's allocation to U.S. mega cap equities, which underperformed their smaller-cap counterparts, hindered performance for the period.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 24.55% 10.38% 8.98% 7/25/96
Including Sales Charge 17.70% 9.13% 8.36%
Class C Shares Excluding Sales Charge 23.57% 9.54% 8.33% 3/1/02
Including Sales Charge 22.57% 9.54% 8.33%
Class J Shares Excluding Sales Charge 24.65% 10.56% 9.10% 1/16/07
Including Sales Charge 23.65% 10.56% 9.10%
Institutional Shares 24.93% 10.73% 9.35% 1/16/07
R-1 Shares 23.78% 9.82% 8.41% 1/16/07
R-3 Shares 24.17% 10.12% 8.72% 1/16/07
R-4 Shares 24.45% 10.32% 8.93% 1/16/07
R-5 Shares 24.60% 10.45% 9.06% 1/16/07
*** The Fund uses a blended benchmark, SAM Balanced Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Balanced Blended Index is composed of 45% Russell 3000 Index, 40% Bloomberg Barclays U.S. Aggregate Bond Index, and 15% MSCI EAFE Index
NTR.

SAM Conservative Balanced Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. The fund operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs")
of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-
income, equity, or specialty fund based on its investment profile.
The portfolio's neutral allocation to equity, underweight to fixed income, and overweight to alternative & specialty securities was the largest contributor to performance for the period, in the risk-on market environment. In addition, the portfolio's allocation to real estate securities positively contributed to performance for the period. Lastly, the portfolio's allocation to preferreds, which outperformed core fixed income, helped results for the period.
The portfolio's allocation to emerging market equities, which underperformed their U.S. counterparts, was the largest detractor to performance for the period. In addition, security selection in large cap value equities detracted from performance for the period. Lastly, the portfolio's allocation to U.S. mega cap equities, which underperformed their smaller-cap counterparts, hindered performance for the period.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 17.49% 7.97% 7.05% 7/25/96
Including Sales Charge 11.01% 6.76% 6.45%
Class C Shares Excluding Sales Charge 16.66% 7.17% 6.41% 3/1/02
Including Sales Charge 15.66% 7.17% 6.41%
Class J Shares Excluding Sales Charge 17.69% 8.16% 7.16% 1/16/07
Including Sales Charge 16.69% 8.16% 7.16%
Institutional Shares 17.89% 8.32% 7.39% 1/16/07
R-1 Shares 16.92% 7.40% 6.47% 1/16/07
R-3 Shares 17.18% 7.72% 6.79% 1/16/07
R-4 Shares 17.47% 7.94% 7.00% 1/16/07
R-5 Shares 17.61% 8.06% 7.12% 1/16/07
*** The Fund uses a blended benchmark, SAM Conservative Balanced Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Conservative Balanced Blended Index is composed of 60% Bloomberg Barclays U.S. Aggregate Bond Index, 30% Russell 3000 Index, and 10%
MSCI EAFE Index NTR.

SAM Conservative Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The fund operates as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal Exchange-Traded Funds ("underlying funds"). It generally categorizes each underlying fund as a fixed-income, equity, or specialty fund based on its investment profile.
The portfolio's tactical overweight to equity, underweight to fixed income, and overweight to alternatives & specialty securities was the largest contributor to performance for the period, in the risk-on market environment. In addition, the portfolio's allocation to U.S. small cap equities, which led the risk-on equity rally, positively contributed to performance for the period. Lastly, the portfolio's strategic underweight to large cap growth equities helped results for the period. The asset class underperformed their value counterparts.
The portfolio's allocation to emerging market equities, which underperformed their U.S. counterparts, was the largest detractor to performance for the period. In addition, security selection in large cap value equities detracted from performance for the period. Lastly, the portfolio's allocation to U.S. mega cap equities, which underperformed their smaller-cap counterparts, hindered performance for the period.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 31.84% 12.83% 10.76% 7/25/96
Including Sales Charge 24.61% 11.56% 10.14%
Class C Shares Excluding Sales Charge 30.82% 11.97% 10.09% 3/1/02
Including Sales Charge 29.82% 11.97% 10.09%
Class J Shares Excluding Sales Charge 32.04% 13.03% 10.89% 1/16/07
Including Sales Charge 31.04% 13.03% 10.89%
Institutional Shares 32.27% 13.20% 11.13% 1/16/07
R-1 Shares 31.17% 12.22% 10.18% 1/16/07
R-3 Shares 31.58% 12.57% 10.52% 1/16/07
R-4 Shares 31.78% 12.78% 10.72% 1/16/07
R-5 Shares 31.91% 12.92% 10.86% 1/16/07
*** The Fund uses a blended benchmark, SAM Conservative Growth Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Conservative Growth Blended Index is composed of 60% Russell 3000 Index, 20% Bloomberg Barclays U.S. Aggregate Bond Index, and 20%
MSCI EAFE Index NTR.

SAM Flexible Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). The
Portfolios operate as funds of funds and invest principally in funds and exchange-traded funds ("ETFs") of Principal Funds, Inc. and Principal
Exchange-Traded Funds ("underlying funds"). It generally invests: between 55% and 95% of its assets in fixed-income funds, and less than
40% in any one fixed-income fund; between 5% and 45% of its assets in equity funds, and less than 30% in any one equity fund; less than
20% of its assets in specialty funds, and less than 20% in any one specialty fund.
The portfolio's allocation to real estate securities was the largest contributor to performance for the period. In addition, the portfolio's allocation to high yield bonds, which outperformed core fixed income in the risk-on environment, aided performance for the period. Lastly, the portfolio's allocation to preferreds, which outperformed core fixed income, helped results for the period.
Security selection in large cap value equities was the largest detractor from performance for the period. In addition, the portfolio's allocation to non-U.S. developed and emerging market equities, which underperformed their U.S. counterparts, hindered performance for the period.
Lastly, the portfolio's allocation to U.S. mega cap equities, which underperformed their smaller-cap counterparts, hindered performance for the period.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 12.40% 6.14% 5.77% 7/25/96
Including Sales Charge 8.21% 5.33% 5.36%
Class C Shares Excluding Sales Charge 11.58% 5.34% 5.12% 3/1/02
Including Sales Charge 10.58% 5.34% 5.12%
Class J Shares Excluding Sales Charge 12.61% 6.33% 5.88% 1/16/07
Including Sales Charge 11.61% 6.33% 5.88%
Institutional Shares 12.68% 6.45% 6.09% 1/16/07
R-1 Shares 11.81% 5.56% 5.19% 1/16/07
R-3 Shares 12.11% 5.90% 5.52% 1/16/07
R-4 Shares 12.39% 6.11% 5.72% 1/16/07
R-5 Shares 12.46% 6.21% 5.83% 1/16/07
*** The Fund uses a blended benchmark, SAM Flexible Income Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Flexible Income Blended Index is composed of 75% Bloomberg Barclays U.S. Aggregate Bond Index, 20% Russell 3000 Index, and 5% MSCI
EAFE Index NTR.

SAM Strategic Growth Portfolio
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide long-term capital appreciation. The Portfolios operate as funds of funds. It generally invests: between 75%
and 100% of its assets in equity funds, and less than 50% in any one equity fund; less than 20% of its assets in specialty funds, and less than
20% in any one specialty fund; such funds generally offer unique combinations of traditional equity securities and fixed-income securities or use alternative investment strategies that aim to offer diversification beyond traditional equity and fixed-income securities and include investments in such assets as infrastructure, commodities, currencies, and natural resources companies.
The portfolio's neutral allocation to equity, underweight to fixed income, and overweight to alternative & specialty securities was the largest contributor to performance for the period, in the risk-on market environment. In addition, the portfolio's allocation to U.S. small cap equities, which led the risk-on equity rally, positively contributed to performance for the period. Lastly, the portfolio's strategic underweight to large cap growth equities helped results for the period. The asset class underperformed their value counterparts.
The portfolio's allocation to non-U.S. developed and emerging market equities, which underperformed their U.S. counterparts, was the largest detractor to performance for the period. In addition, security selection in large cap value equities detracted from performance for the period. Lastly, the portfolio's allocation to U.S. mega cap equities, which underperformed their smaller-cap counterparts, hindered performance for the period.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge 37.68% 14.41% 11.96% 7/25/96
Including Sales Charge 30.11% 13.13% 11.33%
Class C Shares Excluding Sales Charge 36.56% 13.53% 11.29% 3/1/02
Including Sales Charge 35.56% 13.53% 11.29%
Class J Shares Excluding Sales Charge 37.88% 14.60% 12.09% 1/16/07
Including Sales Charge 36.88% 14.60% 12.09%
Institutional Shares 38.14% 14.79% 12.36% 1/16/07
R-1 Shares 36.96% 13.74% 11.36% 1/16/07
R-3 Shares 37.38% 14.15% 11.74% 1/16/07
R-4 Shares 37.63% 14.38% 11.95% 1/16/07
R-5 Shares 37.80% 14.51% 12.09% 1/16/07
*** The Fund uses a blended benchmark, SAM Strategic Growth Blended Index, which shows how the Fund’s performance compares to a blend of indices with similar investment objectives. SAM Strategic Growth Blended Index is composed of 70% Russell 3000 Index, 25% MSCI EAFE Index NTR, and 5% Bloomberg Barclays U.S.
Aggregate Bond Index.

Short-Term Income Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks as high a level of current income as is consistent with prudent investment management and stability of principal. The fund invests primarily in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by S&P Global or Baa3 or higher by Moody's. It maintains an effective maturity of five years or less and an average portfolio duration that is within 15% of the duration of the Bloomberg Credit 1-3 Year Index.
Top contributors to performance were issue selection in energy, issue selection in consumer non-cyclical, out of benchmark allocation to student loan asset backed security (ABS), issue selection in communications and issue selection in transportation.
Top detractors to performance were out of benchmark allocation to treasurys, underweight to finance companies, out of benchmark allocation to auto backed ABS, out of benchmark allocation to agency Commercial Mortgage Backed Securities (CMBS) and underweight to consumer cyclical.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Class A Shares Excluding Sales Charge -0.17% 1.99% 1.98% 11/1/93
Including Sales Charge -2.43% 1.53% 1.75%
Class C Shares Excluding Sales Charge -1.09% 1.07% 1.28% 3/1/02
Including Sales Charge -2.08% 1.07% 1.28%
Class J Shares Excluding Sales Charge -0.13% 2.02% 1.95% 7/12/10
Including Sales Charge -1.11% 2.02% 1.95%
Institutional Shares 0.06% 2.24% 2.25% 7/25/96
R-1 Shares -0.86% 1.37% 1.38% 7/12/10
R-3 Shares -0.48% 1.68% 1.70% 7/12/10
R-4 Shares -0.29% 1.86% 1.88% 7/12/10
R-5 Shares -0.17% 2.00% 2.01% 7/12/10

SmallCap Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The managers seek to invest in securities of companies that they believe have improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuations.
Atkore, a manufacturer of electrical products, reported better-than-expected quarterly earnings and raised guidance amid strong pricing and volume growth across most product categories. SiTime, a provider of silicone-based timing devices, benefitted from market share gains and improved pricing related to their ability to provide an uninterrupted supply of its silicon-based timing devices compared to competitors’
quartz-based timing devices that have encountered supply constraints. Sprout Social, a software platform that enables companies to efficiently manage their social media presence, performed well amid the broadening of customer use cases beyond social media management and into marketing, sales, customer service, product development and e-commerce. Beauty Health, an aesthetics-focused organization led by its flagship offering HydraFacial, outperformed following better-than-expected global demand for its service, despite ongoing regional pressures from COVID. Revolve Group, an e-commerce retailer, reported better-than-expected results and noted accelerated demand for the company’s apparel products amid economic re-openings.
Vroom, an e-commerce platform for buying and selling used cars, reported disappointing quarterly results and near-term outlook amid volatile used car market dynamics, operational bottlenecks, and heightened investment spending. SolarWinds provides network management software. The company sold off sharply after it was discovered that hackers exploited their software to initiate a cyberattack on several US federal government agencies. Vital Farms, the leading producer of pasture-raised shell eggs, lagged amid favorable COVID-19 vaccine announcements and related weakness in companies less likely to benefit from the economy reopening. Teladoc, a leading provider of telehealth solutions, pulled back following strong performance and consumer adoption in 2020. Vital Farms, the leading producer of pasture-
raised shell eggs, lagged amid favorable COVID-19 vaccine announcements and related weakness in companies less likely to benefit from the economy reopening.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 54.21% 16.59% 14.79% 6/28/05 –
Including Sales Charge 45.70% 15.28% 14.14%
Class C Shares Excluding Sales Charge 52.89% 15.64% 14.06% 1/16/07 –
Including Sales Charge 51.89% 15.64% 14.06%
Class J Shares Excluding Sales Charge 54.39% 16.78% 14.96% 3/1/01 –
Including Sales Charge 53.39% 16.78% 14.96%
Institutional Shares 54.64% 17.01% 15.28% 3/1/01 –
R-1 Shares 53.43% 16.07% 14.33% 11/1/04 –
R-3 Shares 53.90% 16.44% 14.69% 12/6/00 –
R-4 Shares 54.23% 16.66% 14.90% 12/6/00 –
R-5 Shares 54.46% 16.80% 15.04% 12/6/00 –
R-6 Shares 54.76% 17.08% 15.00% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

SmallCap Growth Fund I
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Alliance Bernstein, L.P.; Brown Advisory, LLC; Emerald Advisors, Inc.
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. The fund may invest up to 30% of the fund's assets using an index sampling strategy designed to match the performance of the Russell 2000® Growth
Index.
An underweight to health care names was a major driver of performance. Stock selection within financials and materials was positive. Being underweight utilities and overweight industrials and information technology benefitted.
Poor stock selection was the major headwind for the year, most notably in the health care, industrials, and communication services sectors.
An underweight to real estate names was a headwind. The consumer discretionary sector also struggled due to poor stock selection.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 38.18% 22.05% 16.22% 3/1/01 –
Including Sales Charge 37.18% 22.05% 16.22%
Institutional Shares 38.44% 22.37% 16.64% 12/6/00 –
R-1 Shares 37.37% 21.39% 15.66% 11/1/04 –
R-3 Shares 37.78% 21.75% 16.01% 12/6/00 –
R-4 Shares 38.13% 22.00% 16.24% 12/6/00 –
R-5 Shares 38.24% 22.12% 16.37% 12/6/00 –
R-6 Shares 38.60% 22.44% 16.65% 11/25/14 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

SmallCap S&P 600 Index Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that compose the Standard & Poor's ("S&P") SmallCap 600 Index at the time of purchase. The index is designed to represent U.S. equities with risk/return characteristics of the small cap universe. The fund uses derivative strategies and invests in exchange-traded funds ("ETFs").
During the 12-month period ending in October 2021, the SmallCap S&P 600 Index Fund was in line with the S&P SmallCap 600 Index. It uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of negative stock market performance. All eleven economic sectors in the index posted positive returns during the period, with energy and consumer discretionary performing the best. SM Energy, GameStop, and Callon Petroleum contributed to fund performance for the 12-month period ending in October.
The utility and healthcare sectors recorded the worst returns during the period. Proto Labs, Calavo Growers, and eHealth detracted from fund performance for the 12-month period ending in October.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 57.97% 14.90% 13.88% 3/1/01 –
Including Sales Charge 56.97% 14.90% 13.88%
Institutional Shares 58.26% 15.13% 14.20% 3/1/01 –
R-1 Shares 56.98% 14.19% 13.27% 11/1/04 –
R-3 Shares 57.42% 14.55% 13.61% 12/6/00 –
R-4 Shares 57.78% 14.76% 13.83% 12/6/00 –
R-5 Shares 57.89% 14.90% 13.96% 12/6/00 –
R-6 Shares 58.33% 15.17% 13.92% 11/22/16 12/6/00
* Extended performance is calculated based on the historical performance of the Fund’s R-3 share class, adjusted for the fees and expense of the share class.

SmallCap Value Fund II
Investment Advisor: Principal Global Investors, LLC
Sub-Advisors: Hotchkins and Wiley Capital Management, LLC ; Los Angeles Capital Management LLC; Vaughan Nelson Investment Management, LP
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with small market capitalizations at the time of purchase. It invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The fund also invests in real estate investment trusts ("REITs").
Sector positioning was the major driver of performance, most significantly in the health care and utilities sectors. The financials sector was another key contributor, driven by strong stock selection. Stock selection was also positive in the consumer discretionary and utilities sectors.
Stock selection was a major headwind for the quarter as there was negative selection in all the sectors besides the consumer discretionary, financials, and utilities sectors. The information technology and materials sectors had the worst stock selection. An underweight to consumer discretionary names was a detractor.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class J Shares Excluding Sales Charge 63.03% 11.31% 11.62% 3/2/09 –
Including Sales Charge 62.03% 11.31% 11.62%
Institutional Shares 63.45% 11.75% 12.15% 6/1/04 –
R-1 Shares 62.06% 10.81% 11.19% 11/1/04 –
R-3 Shares 62.67% 11.16% 11.54% 6/1/04 –
R-4 Shares 63.15% 11.37% 11.76% 6/1/04 –
R-5 Shares 63.22% 11.49% 11.89% 6/1/04 –
R-6 Shares 63.66% 11.80% 12.12% 11/25/14 6/1/04
* Extended performance is calculated based on the historical performance of the Fund’s Institutional class, adjusted for the fees and expense of the share class.

Tax-Exempt Bond Fund
Investment Advisor: Principal Global Investors, LLC
Performance of other share classes will differ.
Average Annual Total Returns*
as of
October 31, 2021
What contributed to or detracted from Fund performance during the fiscal year?
The investment seeks to provide a high level of income that is exempt from federal income tax while protecting investors' capital. The fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in tax-exempt bonds (securities issued by or on behalf of state or local governments and other public authorities) at the time of purchase. It also invests in inverse floating rate obligations (variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates), which are generally more volatile than other types of municipal obligations and may involve leverage.
The fund outperformed its index. The top contributors to performance were security selections in New Hampshire Business Authority,
Brightline Passenger Rail, and Delta Air Lines Inc.
The largest detractors to performance were issue selections in Red Rock Biofuels, Metropolitan, Washington D.C. Airport, and Virginia State
College Educational Facilities detracted.
Value of a $10,000 Investment* October 31, 2011 - October 31, 2021
1-Year 5-Year 10-Year Inception Date
Extended
Performance
Inception Date
*
Class A Shares Excluding Sales Charge 5.19% 3.58% 4.29% 1/3/77 –
Including Sales Charge 1.23% 2.79% 3.89%
Class C Shares Excluding Sales Charge 4.17% 2.72% 3.62% 3/1/02 –
Including Sales Charge 3.17% 2.72% 3.62%
Institutional Shares 5.44% 3.84% 4.47% 5/18/15 1/3/77
* Extended performance is calculated based on the historical performance of the Fund’s Class A share class, adjusted for the fees and expense of the share class.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Investment in securities--at cost ..........................................................
$ 685,953 $ 9,793,131 $ 746,400
Investment in affiliated Funds--at cost ....................................................
$ – $ 353,867 $ 39,928
Assets
Investment in securities--at value  .......................................................... $ 730,028 $ 10,080,636
(a)
$ 756,388
(a)
Investment in affiliated Funds--at value ..................................................... – 353,867 39,928
Cash ......................................................................................... 12,873 1,710 393
Deposits with counterparty .................................................................. – – 4
Receivables:
Dividends and interest ................................................................. 8,850 59,699 4,232
Expense reimbursement from Manager ............................................... 8 – 69
Expense reimbursement from Distributor ............................................. – 2 3
Fund shares sold ....................................................................... 8,891 24,641 1,792
Investment securities sold ............................................................. – – 1,525
Variation margin on futures ........................................................... – – 56
Variation margin on swaps ............................................................ – – 49
Other assets .................................................................................. – – 7
Total Assets   760,650 10,520,555 804,446
Liabilities
Accrued management and investment advisory fees ........................................ 275 3,548 328
Accrued administrative service fees ........................................................ – 4 3
Accrued distribution fees .................................................................... 132 111 44
Accrued service fees ........................................................................ – 15 16
Accrued transfer agent fees ................................................................. 79 256 176
Accrued chief compliance officer fees ...................................................... – 1 –
Accrued directors' expenses ................................................................. 1 9 1
Accrued professional fees ................................................................... 37 38 41
Accrued other expenses ..................................................................... 10 44 22
Payables:
Dividends payable ..................................................................... 1,333 19,948 1,291
Fund shares redeemed ................................................................. 778 3,922 237
Interest expense and fees payable ..................................................... 266 – –
Investment securities purchased ...................................................... – 29,000 78,291
Variation margin on futures ........................................................... – – 14
Collateral obligation on securities loaned, at value ......................................... – 23,275 13,074
Floating rate notes issued ...................................................................
29,440 – –
Total Liabilities
32,351 80,171 93,538
Net Assets Applicable to Outstanding Shares ............................................
$ 728,299 $ 10,440,384 $ 710,908
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 697,652 $ 10,250,298 $ 692,986
Total distributable earnings (accumulated loss) .............................................
30,647 190,086 17,922
Total Net Assets
$ 728,299 $ 10,440,384 $ 710,908

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
California Municipal
Fund
Core Fixed Income
Fund Core Plus Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 450,000 2,550,000 985,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 471,777 $ 293,606 $ 94,268
Shares Issued and Outstanding ........................................................ 42,788 29,495 8,577
Net Asset Value per share ............................................................. $ 11 .02
(b)
$ 9 .95
(b)
$ 10 .99
(b)
Maximum Offering Price ..............................................................
$ 11 .45 $ 10 .18 $ 11 .42
Class C : Net Assets .......................................................................... $ 39,213 $ 31,255 N/A
Shares Issued and Outstanding ........................................................ 3,549 3,119
Net Asset Value per share .............................................................
$ 11 .05
(b)
$ 10 .02
(b)
Class J : Net Assets .......................................................................... N/A $ 114,866 $ 142,242
Shares Issued and Outstanding ........................................................ 11,510 12,840
Net Asset Value per share .............................................................
$ 9 .98
(b)
$ 11 .08
(b)
Institutional : Net Assets ..................................................................... $ 217,309 $ 770,550 $ 398,554
Shares Issued and Outstanding ........................................................ 19,696 77,150 36,284
Net Asset Value per share .............................................................
$ 11 .03 $ 9 .99 $ 10 .98
R-1 : Net Assets .............................................................................. N/A $ 11,332 $ 3,719
Shares Issued and Outstanding ........................................................ 1,134 339
Net Asset Value per share .............................................................
$ 9 .99 $ 10 .98
R-3 : Net Assets .............................................................................. N/A $ 12,325 $ 20,465
Shares Issued and Outstanding ........................................................ 1,231 1,876
Net Asset Value per share .............................................................
$ 10 .01 $ 10 .91
R-4 : Net Assets .............................................................................. N/A $ 14,605 $ 6,969
Shares Issued and Outstanding ........................................................ 1,460 625
Net Asset Value per share .............................................................
$ 10 .00 $ 11 .16
R-5 : Net Assets .............................................................................. N/A $ 32,242 $ 44,691
Shares Issued and Outstanding ........................................................ 3,232 4,092
Net Asset Value per share .............................................................
$ 9 .98 $ 10 .92
R-6 : Net Assets .............................................................................. N/A $ 9,159,603 N/A
Shares Issued and Outstanding ........................................................ 918,104
Net Asset Value per share .............................................................
$ 9 .98
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified
International Fund Equity Income Fund
Finisterre Emerging
Markets Total Return
Bond Fund(a)
Investment in securities--at cost ..........................................................
$ 4,288,410 $ 5,741,242 $ 669,473
Investment in affiliated Funds--at cost ....................................................
$ 178,446 $ 211,675 $ 54,289
Foreign currency--at cost ..................................................................
$ 13,717 $ – $ 2,548
Assets
Investment in securities--at value  .......................................................... $ 5,377,506 $ 10,660,687 $ 658,406
Investment in affiliated Funds--at value ..................................................... 178,446 211,675 54,289
Foreign currency--at value .................................................................. 13,677 – 2,552
Cash ......................................................................................... – 1,690 2,285
Deposits with counterparty .................................................................. – – 56,663
Receivables:
Dividends and interest ................................................................. 18,722 18,152 10,611
Expense reimbursement from Manager ............................................... 4 209 36
Expense reimbursement from Distributor ............................................. 3 1 –
Foreign currency contracts ........................................................... – – 3,542
Fund shares sold ....................................................................... 2,007 6,210 907
Investment securities sold ............................................................. 57,010 – 13,656
OTC swap agreements--at value (premiums paid $0, $0 and $0) ..................... – – 448
Variation margin on futures ........................................................... – – 236
Variation margin on swaps ............................................................ – – 723
Other assets .................................................................................. 5 30 –
Total Assets   5,647,380 10,898,654 804,354
Liabilities
Accrued management and investment advisory fees ........................................ 3,333 4,514 494
Accrued administrative service fees ........................................................ 2 5 –
Accrued distribution fees .................................................................... 91 421 1
Accrued service fees ........................................................................ 15 51 –
Accrued transfer agent fees ................................................................. 292 1,018 74
Accrued chief compliance officer fees ...................................................... – 1 –
Accrued directors' expenses ................................................................. 3 13 1
Accrued professional fees ................................................................... – 27 28
Accrued foreign tax ......................................................................... 5,864 – –
Accrued other expenses ..................................................................... 295 106 67
Payables:
Foreign currency contracts ............................................................ – – 6,417
Fund shares redeemed ................................................................. 1,279 5,030 118
Investment securities purchased ...................................................... 61,574 – 19,426
OTC swap agreements--at value (premiums received $0, $0 and $0) ................ – – 187
Variation margin on futures ........................................................... – – 160
Variation margin on swaps ............................................................ – – 227
Total Liabilities
72,748 11,186 27,200
Net Assets Applicable to Outstanding Shares ............................................
$ 5,574,632 $ 10,887,468 $ 777,154
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,843,604 $ 5,498,147 $ 787,598
Total distributable earnings (accumulated loss) .............................................
1,731,028 5,389,321 (10,444)
Total Net Assets
$ 5,574,632 $ 10,887,468 $ 777,154

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Diversified
International Fund Equity Income Fund
Finisterre Emerging
Markets Total Return
Bond Fund(a)
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 3,875,000 1,600,000 200,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... $ 267,701 $ 1,424,668 $ 6,957
Shares Issued and Outstanding ........................................................ 16,393 34,224 679
Net Asset Value per share ............................................................. $ 16.33
(b)
$ 41.63
(b)
$ 10.24
(b)
Maximum Offering Price ..............................................................
$ 17.28 $ 44.05 $ 10.64
Class C: Net Assets .......................................................................... $ 9,463 $ 125,768 N/A
Shares Issued and Outstanding ........................................................ 581 3,111
Net Asset Value per share .............................................................
$ 16.28
(b)
$ 40.42
(b)
Class J: Net Assets .......................................................................... $ 178,815 $ 86,651 N/A
Shares Issued and Outstanding ........................................................ 11,088 2,079
Net Asset Value per share .............................................................
$ 16.13
(b)
$ 41.68
(b)
Institutional: Net Assets ..................................................................... $ 557,003 $ 9,001,763 $ 770,197
Shares Issued and Outstanding ........................................................ 34,274 215,903 74,910
Net Asset Value per share .............................................................
$ 16.25 $ 41.69 $ 10.28
R-1: Net Assets .............................................................................. $ 3,061 $ 2,957 N/A
Shares Issued and Outstanding ........................................................ 188 71
Net Asset Value per share .............................................................
$ 16.25 $ 41.43
R-3: Net Assets .............................................................................. $ 14,118 $ 33,754 N/A
Shares Issued and Outstanding ........................................................ 867 814
Net Asset Value per share .............................................................
$ 16.28 $ 41.49
R-4: Net Assets .............................................................................. $ 10,683 $ 32,675 N/A
Shares Issued and Outstanding ........................................................ 647 786
Net Asset Value per share .............................................................
$ 16.52 $ 41.58
R-5: Net Assets .............................................................................. $ 41,789 $ 179,232 N/A
Shares Issued and Outstanding ........................................................ 2,536 4,305
Net Asset Value per share .............................................................
$ 16.48 $ 41.64
R-6: Net Assets .............................................................................. $ 4,491,999 N/A N/A
Shares Issued and Outstanding ........................................................ 276,151
Net Asset Value per share .............................................................
$ 16.27
(a)
Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond Fund.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Investment in securities--at cost ..........................................................
$ 4,360,931 $ 3,167,318 $ 1,355,119
Investment in affiliated Funds--at cost ....................................................
$ 149,440 $ 28,391 $ 120,587
Foreign currency--at cost ..................................................................
$ 3,533 $ 557 $ –
Assets
Investment in securities--at value  .......................................................... $ 4,362,973
(a)
$ 4,085,863 $ 1,357,586
Investment in affiliated Funds--at value ..................................................... 149,440 28,391 120,587
Foreign currency--at value .................................................................. 3,520 555 –
Deposits with counterparty .................................................................. 3,859 – 723
Receivables:
Dividends and interest ................................................................. 40,100 4,443 2,896
Expense reimbursement from Manager ............................................... 444 101 –
Expense reimbursement from Distributor ............................................. – – 2
Foreign currency contracts ........................................................... 359 – –
Fund shares sold ....................................................................... 4,956 3,417 1,788
Investment securities sold ............................................................. 28,618 – –
OTC swap agreements--at value (premiums paid $ 0 , $ 0 and $ 0 ) ..................... 66 – –
Unrealized gain on unfunded commitments .......................................... 1 – –
Variation margin on futures ........................................................... 19 – 14
Other assets .................................................................................. – – 19
Total Assets   4,594,355 4,122,770 1,483,615
Liabilities
Accrued management and investment advisory fees ........................................ 2,819 2,923 467
Accrued administrative service fees ........................................................ – – 1
Accrued distribution fees .................................................................... 716 43 59
Accrued service fees ........................................................................ – – 7
Accrued transfer agent fees ................................................................. 908 638 129
Accrued directors' expenses ................................................................. 5 5 –
Accrued professional fees ................................................................... 63 36 30
Accrued other expenses ..................................................................... 217 103 28
Cash overdraft ............................................................................... 809 – –
Deposits from counterparty ................................................................. 30 – –
Payables:
Dividends payable ..................................................................... – – 1,119
Foreign currency contracts ............................................................ 332 – –
Fund shares redeemed ................................................................. 4,796 1,398 577
Investment securities purchased ...................................................... 53,447 – 334,973
Variation margin on futures ........................................................... – – 27
Collateral obligation on securities loaned, at value ......................................... 35,710 – –
Total Liabilities
99,852 5,146 337,417
Net Assets Applicable to Outstanding Shares ............................................
$ 4,494,503 $ 4,117,624 $ 1,146,198
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,048,566 $ 3,180,488 $ 1,234,804
Total distributable earnings (accumulated loss) .............................................
(554,063) 937,136 (88,606)
Total Net Assets
$ 4,494,503 $ 4,117,624 $ 1,146,198

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,150,000 1,350,000 1,025,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,475,288 $ 112,900 $ 229,225
Shares Issued and Outstanding ........................................................ 106,381 10,426 22,213
Net Asset Value per share ............................................................. $ 13 .87
(b)
$ 10 .83
(b)
$ 10 .32
(b)
Maximum Offering Price ..............................................................
$ 14 .41 $ 11 .46 $ 10 .56
Class C : Net Assets .......................................................................... $ 469,597 $ 22,430 $ 15,639
Shares Issued and Outstanding ........................................................ 34,073 2,174 1,516
Net Asset Value per share .............................................................
$ 13 .78
(b)
$ 10 .32
(b)
$ 10 .32
(b)
Class J : Net Assets .......................................................................... N/A N/A $ 99,128
Shares Issued and Outstanding ........................................................ 9,580
Net Asset Value per share .............................................................
$ 10 .35
(b)
Institutional : Net Assets ..................................................................... $ 2,448,424 $ 2,394,983 $ 770,058
Shares Issued and Outstanding ........................................................ 177,498 203,698 74,498
Net Asset Value per share .............................................................
$ 13 .79 $ 11 .76 $ 10 .34
R-1 : Net Assets .............................................................................. N/A N/A $ 2,797
Shares Issued and Outstanding ........................................................ 270
Net Asset Value per share .............................................................
$ 10 .34
R-3 : Net Assets .............................................................................. N/A $ 544 $ 5,493
Shares Issued and Outstanding ........................................................ 47 531
Net Asset Value per share .............................................................
$ 11 .68 $ 10 .34
R-4 : Net Assets .............................................................................. N/A $ 852 $ 7,522
Shares Issued and Outstanding ........................................................ 73 727
Net Asset Value per share .............................................................
$ 11 .70 $ 10 .35
R-5 : Net Assets .............................................................................. N/A $ 353 $ 16,336
Shares Issued and Outstanding ........................................................ 30 1,578
Net Asset Value per share .............................................................
$ 11 .74 $ 10 .35
R-6 : Net Assets .............................................................................. $ 101,194 $ 1,585,562 N/A
Shares Issued and Outstanding ........................................................ 7,341 134,704
Net Asset Value per share .............................................................
$ 13 .78 $ 11 .77
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Government Money
Market Fund High Income Fund High Yield Fund
Investment in securities--at cost ..........................................................
$ 2,857,786 $ 3,538,600 $ 2,758,184
Investment in affiliated Funds--at cost ....................................................
$ – $ 125,785 $ 108,920
Repurchase agreements--at cost ..........................................................
$ 800,000 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 2,857,786 $ 3,594,434
(a)
$ 2,823,132
(a)
Investment in affiliated Funds--at value ..................................................... – 125,785 108,920
Repurchase agreements--at value ........................................................... 800,000 – –
Cash ......................................................................................... 36 697 55
Deposits with counterparty .................................................................. – 6,341 310
Receivables:
Dividends and interest ................................................................. 9 46,317 36,300
Expense reimbursement from Manager ............................................... 403 48 23
Fund shares sold ....................................................................... – 424 13,126
Investment securities sold ............................................................. – 33,795 15,356
Unrealized gain on unfunded commitments .......................................... – 2 –
Total Assets   3,658,234 3,807,843 2,997,222
Liabilities
Accrued management and investment advisory fees ........................................ 504 1,940 1,263
Accrued distribution fees .................................................................... – – 169
Accrued transfer agent fees ................................................................. 1 27 681
Accrued directors' expenses ................................................................. 3 4 2
Accrued professional fees ................................................................... 30 43 39
Accrued other expenses ..................................................................... 17 24 52
Payables:
Dividends payable ..................................................................... – – 12,641
Foreign currency contracts ............................................................ – – 75
Fund shares redeemed ................................................................. – 1,518 4,018
Investment securities purchased ...................................................... – 57,726 74,538
Unrealized loss on unfunded commitments ........................................... – 1 –
Variation margin on swaps ............................................................ – 160 –
Collateral obligation on securities loaned, at value ......................................... – 25,464 7,058
Total Liabilities
555 86,907 100,536
Net Assets Applicable to Outstanding Shares ............................................
$ 3,657,679 $ 3,720,936 $ 2,896,686
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 3,657,679 $ 3,900,267 $ 3,048,940
Total distributable earnings (accumulated loss) .............................................
– (179,331) (152,254)
Total Net Assets
$ 3,657,679 $ 3,720,936 $ 2,896,686
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 10,200,000 700,000 1,750,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A N/A $ 539,969
Shares Issued and Outstanding ........................................................ 73,632
Net Asset Value per share ............................................................. $ 7 .33
(b)
Maximum Offering Price ..............................................................
$ 7 .62
Class C : Net Assets .......................................................................... N/A N/A $ 62,973
Shares Issued and Outstanding ........................................................ 8,480
Net Asset Value per share .............................................................
$ 7 .43
(b)
Institutional : Net Assets ..................................................................... $ 3,657,679 $ 3,720,936 $ 1,535,963
Shares Issued and Outstanding ........................................................ 3,657,679 397,703 211,154
Net Asset Value per share .............................................................
$ 1 .00 $ 9 .36 $ 7 .27
R-6 : Net Assets .............................................................................. N/A N/A $ 757,781
Shares Issued and Outstanding ........................................................ 104,175
Net Asset Value per share .............................................................
$ 7 .27
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Inflation Protection
Fund
International Emerging
Markets Fund International Fund I
Investment in securities--at cost ..........................................................
$ 1,413,033 $ 230,926 $ 270,379
Investment in affiliated Funds--at cost ....................................................
$ 4,855 $ 5,586 $ 18,297
Foreign currency--at cost ..................................................................
$ 412 $ 338 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,507,267 $ 291,782 $ 338,506
(a)
Investment in affiliated Funds--at value ..................................................... 4,855 5,586 18,297
Foreign currency--at value .................................................................. 409 338 –
Cash ......................................................................................... 132 – –
Deposits with counterparty .................................................................. 7,587 – –
Receivables:
Dividends and interest ................................................................. 1,820 191 1,179
Expense reimbursement from Manager ............................................... – 30 7
Expense reimbursement from Distributor ............................................. – 2 –
Foreign currency contracts ........................................................... 112 – –
Foreign tax refund ..................................................................... – 16 –
Fund shares sold ....................................................................... 1,636 128 183
Investment securities sold ............................................................. 27,405 378 54
Variation margin on futures ........................................................... 74 – –
Variation margin on swaps ............................................................ 3,852 – –
Total Assets   1,555,149 298,451 358,226
Liabilities
Accrued management and investment advisory fees ........................................ 486 265 217
Accrued administrative service fees ........................................................ 1 1 1
Accrued distribution fees .................................................................... 4 40 1
Accrued service fees ........................................................................ 4 4 2
Accrued transfer agent fees ................................................................. 19 109 23
Accrued professional fees ................................................................... 39 20 32
Accrued foreign tax ......................................................................... – 1,716 51
Accrued other expenses ..................................................................... 24 65 28
Cash overdraft ............................................................................... – – 55
Deposits from counterparty ................................................................. 1,076 – –
Payables:
Foreign currency contracts ............................................................ 727 – –
Fund shares redeemed ................................................................. 781 71 109
Investment securities purchased ...................................................... 34,568 1,254 –
Options and swaptions contracts written  (premiums received $ 6,788 , $ 0 and $ 0 ) ... 7,028 – –
Variation margin on futures ........................................................... 315 – –
Variation margin on swaps ............................................................ 3,708 – –
Collateral obligation on securities loaned, at value ......................................... – – 12,458
Total Liabilities
48,780 3,545 12,977
Net Assets Applicable to Outstanding Shares ............................................
$ 1,506,369 $ 294,906 $ 345,249
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 1,321,991 $ 216,632 $ 233,224
Total distributable earnings (accumulated loss) .............................................
184,378 78,274 112,025
Total Net Assets
$ 1,506,369 $ 294,906 $ 345,249

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Inflation Protection
Fund
International Emerging
Markets Fund International Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 850,000 875,000 600,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 91,585 N/A
Shares Issued and Outstanding ........................................................ 2,874
Net Asset Value per share ............................................................. $ 31 .87
(b)
Maximum Offering Price ..............................................................
$ 33 .72
Class C : Net Assets .......................................................................... N/A $ 5,937 N/A
Shares Issued and Outstanding ........................................................ 199
Net Asset Value per share .............................................................
$ 29 .78
(b)
Class J : Net Assets .......................................................................... $ 16,550 $ 99,899 N/A
Shares Issued and Outstanding ........................................................ 1,777 3,260
Net Asset Value per share .............................................................
$ 9 .31
(b)
$ 30 .64
(b)
Institutional : Net Assets ..................................................................... $ 1,471,415 $ 73,485 $ 133,135
Shares Issued and Outstanding ........................................................ 149,614 2,327 7,233
Net Asset Value per share .............................................................
$ 9 .83 $ 31 .58 $ 18 .41
R-1 : Net Assets .............................................................................. $ 1,258 $ 1,702 $ 1,369
Shares Issued and Outstanding ........................................................ 138 54 75
Net Asset Value per share .............................................................
$ 9 .10 $ 31 .32 $ 18 .31
R-3 : Net Assets .............................................................................. $ 7,120 $ 6,358 $ 3,029
Shares Issued and Outstanding ........................................................ 762 202 165
Net Asset Value per share .............................................................
$ 9 .34 $ 31 .46 $ 18 .35
R-4 : Net Assets .............................................................................. $ 5,912 $ 3,585 $ 2,623
Shares Issued and Outstanding ........................................................ 622 113 143
Net Asset Value per share .............................................................
$ 9 .50 $ 31 .69 $ 18 .40
R-5 : Net Assets .............................................................................. $ 4,114 $ 8,234 $ 755
Shares Issued and Outstanding ........................................................ 428 260 41
Net Asset Value per share .............................................................
$ 9 .62 $ 31 .66 $ 18 .39
R-6 : Net Assets .............................................................................. N/A $ 4,121 $ 204,338
Shares Issued and Outstanding ........................................................ 130 11,099
Net Asset Value per share .............................................................
$ 31 .60 $ 18 .41
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Investment in securities--at cost ..........................................................
$ 7,101,549 $ 2,060,908 $ 2,819,269
Investment in affiliated Funds--at cost ....................................................
$ 173,540 $ 227,310 $ 79,338
Assets
Investment in securities--at value  .......................................................... $ 14,694,242
(a)
$ 6,188,826
(a)
$ 3,486,260
(a)
Investment in affiliated Funds--at value ..................................................... 173,540 227,310 79,338
Cash ......................................................................................... – 511 206
Deposits with counterparty .................................................................. 1,576 11,765 851
Receivables:
Dividends and interest ................................................................. 1,328 4,133 2,139
Expense reimbursement from Manager ............................................... 195 – 194
Expense reimbursement from Distributor ............................................. 7 16 1
Fund shares sold ....................................................................... 10,300 2,413 445
Investment securities sold ............................................................. 41,901 – 45
Variation margin on futures ........................................................... 51 507 36
Other assets .................................................................................. 13 3 –
Total Assets   14,923,153 6,435,484 3,569,515
Liabilities
Accrued management and investment advisory fees ........................................ 7,266 792 2,234
Accrued administrative service fees ........................................................ 14 21 2
Accrued distribution fees .................................................................... 217 310 14
Accrued service fees ........................................................................ 117 139 5
Accrued transfer agent fees ................................................................. 783 429 55
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 13 6 3
Accrued professional fees ................................................................... 24 21 21
Accrued other expenses ..................................................................... 72 60 29
Payables:
Fund shares redeemed ................................................................. 13,369 2,140 1,070
Investment securities purchased ...................................................... 54,374 1,818 49
Unrealized loss on unfunded commitments ........................................... 85 – –
Collateral obligation on securities loaned, at value ......................................... 1,828 131 709
Total Liabilities
78,163 5,867 4,191
Net Assets Applicable to Outstanding Shares ............................................
$ 14,844,990 $ 6,429,617 $ 3,565,324
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 5,790,083 $ 1,559,403 $ 2,649,675
Total distributable earnings (accumulated loss) .............................................
9,054,907 4,870,214 915,649
Total Net Assets
$ 14,844,990 $ 6,429,617 $ 3,565,324

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
LargeCap Growth
Fund I
LargeCap S&P 500
Index Fund
LargeCap Value Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,895,000 1,150,000 520,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... $ 632,010 $ 651,354 N/A
Shares Issued and Outstanding ........................................................ 26,607 24,425
Net Asset Value per share ............................................................. $ 23.75
(b)
$ 26.67
(b)
Maximum Offering Price ..............................................................
$ 25.13 $ 27.08
Class C: Net Assets .......................................................................... N/A $ 65,380 N/A
Shares Issued and Outstanding ........................................................ 2,533
Net Asset Value per share .............................................................
$ 25.81
(b)
Class J: Net Assets .......................................................................... $ 445,587 $ 970,126 $ 84,871
Shares Issued and Outstanding ........................................................ 23,178 36,799 4,100
Net Asset Value per share .............................................................
$ 19.22
(b)
$ 26.36
(b)
$ 20.70
(b)
Institutional: Net Assets ..................................................................... $ 3,460,761 $ 4,069,356 $ 3,457,999
Shares Issued and Outstanding ........................................................ 138,687 152,422 164,099
Net Asset Value per share .............................................................
$ 24.95 $ 26.70 $ 21.07
R-1: Net Assets .............................................................................. $ 14,313 $ 17,742 $ 4,000
Shares Issued and Outstanding ........................................................ 722 669 191
Net Asset Value per share .............................................................
$ 19.83 $ 26.53 $ 20.93
R-3: Net Assets .............................................................................. $ 102,793 $ 192,913 $ 7,133
Shares Issued and Outstanding ........................................................ 4,736 7,233 322
Net Asset Value per share .............................................................
$ 21.70 $ 26.67 $ 22.13
R-4: Net Assets .............................................................................. $ 84,797 $ 135,073 $ 2,599
Shares Issued and Outstanding ........................................................ 3,784 5,043 124
Net Asset Value per share .............................................................
$ 22.41 $ 26.78 $ 21.04
R-5: Net Assets .............................................................................. $ 364,553 $ 327,673 $ 8,722
Shares Issued and Outstanding ........................................................ 15,414 12,094 411
Net Asset Value per share .............................................................
$ 23.65 $ 27.09 $ 21.22
R-6: Net Assets .............................................................................. $ 9,740,176 N/A N/A
Shares Issued and Outstanding ........................................................ 390,259
Net Asset Value per share .............................................................
$ 24.96
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Investment in securities--at cost ..........................................................
$ 11,208,269 $ 249,315 $ 714,356
Investment in affiliated Funds--at cost ....................................................
$ 5 $ 5,178 $ 26,769
Investment in affiliated securities--at cost ................................................
$ 28,838 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 24,359,577
(a)
$ 332,362 $ 1,218,253
(a)
Investment in affiliated Funds--at value ..................................................... 5 5,178 26,769
Investment in affiliated securities--at value ................................................. 33,172 – –
Cash ......................................................................................... 184 – –
Deposits with counterparty .................................................................. – – 311
Receivables:
Dividends and interest ................................................................. 3,091 19 128
Expense reimbursement from Manager ............................................... – 5 20
Expense reimbursement from Distributor ............................................. 7 2 1
Fund shares sold ....................................................................... 21,654 234 71
Investment securities sold ............................................................. 30,653 9,497 54
Variation margin on futures ........................................................... – – 2
Other assets .................................................................................. 6 – –
Total Assets   24,448,349 347,297 1,245,609
Liabilities
Accrued management and investment advisory fees ........................................ 11,545 179 884
Accrued administrative service fees ........................................................ 37 2 1
Accrued distribution fees .................................................................... 621 22 9
Accrued service fees ........................................................................ 145 11 3
Accrued transfer agent fees ................................................................. 3,413 43 10
Accrued chief compliance officer fees ...................................................... 2 – –
Accrued directors' expenses ................................................................. 21 1 1
Accrued professional fees ................................................................... 22 21 21
Accrued other expenses ..................................................................... 239 11 17
Cash overdraft ............................................................................... – – 103
Payables:
Borrowing ............................................................................. 985 – –
Fund shares redeemed ................................................................. 23,100 427 823
Investment securities purchased ...................................................... 19,087 9,909 12
Collateral obligation on securities loaned, at value ......................................... 587 – 2,829
Total Liabilities
59,804 10,626 4,713
Net Assets Applicable to Outstanding Shares ............................................
$ 24,388,545 $ 336,671 $ 1,240,896
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 9,463,577 $ 196,882 $ 497,285
Total distributable earnings (accumulated loss) .............................................
14,924,968 139,789 743,611
Total Net Assets
$ 24,388,545 $ 336,671 $ 1,240,896

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts MidCap Fund MidCap Growth Fund
MidCap Growth Fund
III
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 2,105,000 325,000 625,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 2,198,683 N/A N/A
Shares Issued and Outstanding ........................................................ 51,285
Net Asset Value per share ............................................................. $ 42 .87
(b)
Maximum Offering Price ..............................................................
$ 45 .37
Class C : Net Assets .......................................................................... $ 72,682 N/A N/A
Shares Issued and Outstanding ........................................................ 1,947
Net Asset Value per share .............................................................
$ 37 .32
(b)
Class J : Net Assets .......................................................................... $ 407,907 $ 131,086 $ 59,567
Shares Issued and Outstanding ........................................................ 9,906 12,201 4,352
Net Asset Value per share .............................................................
$ 41 .18
(b)
$ 10 .74
(b)
$ 13 .69
(b)
Institutional : Net Assets ..................................................................... $ 15,790,247 $ 149,191 $ 1,165,856
Shares Issued and Outstanding ........................................................ 356,722 9,953 64,142
Net Asset Value per share .............................................................
$ 44 .26 $ 14 .99 $ 18 .18
R-1 : Net Assets .............................................................................. $ 116,642 $ 1,740 $ 1,781
Shares Issued and Outstanding ........................................................ 3,009 157 132
Net Asset Value per share .............................................................
$ 38 .77 $ 11 .05 $ 13 .51
R-3 : Net Assets .............................................................................. $ 73,376 $ 22,672 $ 5,149
Shares Issued and Outstanding ........................................................ 1,763 1,674 316
Net Asset Value per share .............................................................
$ 41 .63 $ 13 .55 $ 16 .30
R-4 : Net Assets .............................................................................. $ 81,569 $ 6,759 $ 2,640
Shares Issued and Outstanding ........................................................ 1,867 460 155
Net Asset Value per share .............................................................
$ 43 .71 $ 14 .68 $ 17 .08
R-5 : Net Assets .............................................................................. $ 427,065 $ 25,223 $ 5,903
Shares Issued and Outstanding ........................................................ 9,824 1,627 325
Net Asset Value per share .............................................................
$ 43 .47 $ 15 .50 $ 18 .15
R-6 : Net Assets .............................................................................. $ 5,220,374 N/A N/A
Shares Issued and Outstanding ........................................................ 117,940
Net Asset Value per share .............................................................
$ 44 .26
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Investment in securities--at cost ..........................................................
$ 910,466 $ 2,314,256 $ 712,303
Investment in affiliated Funds--at cost ....................................................
$ 24,148 $ 31,640 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,394,505
(a)
$ 2,924,703
(a)
$ 712,303
Investment in affiliated Funds--at value ..................................................... 24,148 31,640 –
Cash ......................................................................................... – 12 47
Deposits with counterparty .................................................................. 1,121 216 –
Receivables:
Dividends and interest ................................................................. 460 1,076 10
Expense reimbursement from Manager ............................................... – 67 255
Expense reimbursement from Distributor ............................................. 3 3 52
Fund shares sold ....................................................................... 815 2,421 945
Investment securities sold ............................................................. 83 1,886 –
Variation margin on futures ........................................................... 11 – –
Other assets .................................................................................. – – 26
Total Assets   1,421,146 2,962,024 713,638
Liabilities
Accrued management and investment advisory fees ........................................ 177 1,598 237
Accrued administrative service fees ........................................................ 9 2 –
Accrued distribution fees .................................................................... 44 38 52
Accrued service fees ........................................................................ 56 12 –
Accrued transfer agent fees ................................................................. 66 153 133
Accrued directors' expenses ................................................................. 2 5 1
Accrued professional fees ................................................................... 21 17 30
Accrued other expenses ..................................................................... 22 28 14
Cash overdraft ............................................................................... 1 – –
Payables:
Fund shares redeemed ................................................................. 605 2,319 689
Investment securities purchased ...................................................... 1,560 2,958 7,500
Variation margin on futures ........................................................... – 2 –
Collateral obligation on securities loaned, at value ......................................... 5,348 1,175 –
Total Liabilities
7,911 8,307 8,656
Net Assets Applicable to Outstanding Shares ............................................
$ 1,413,235 $ 2,953,717 $ 704,982
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 831,527 $ 2,076,317 $ 704,982
Total distributable earnings (accumulated loss) .............................................
581,708 877,400 –
Total Net Assets
$ 1,413,235 $ 2,953,717 $ 704,982

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
MidCap S&P 400 Index
Fund MidCap Value Fund I Money Market Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 525,000 925,000 5,800,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... N/A $ 42,833 $ 293,949
Shares Issued and Outstanding ........................................................ 2,262 293,949
Net Asset Value per share ............................................................. $ 18.93
(b)
$ 1.00
(b)
Maximum Offering Price ..............................................................
$ 20.03 $ 1.00
Class J: Net Assets .......................................................................... $ 151,143 $ 190,633 $ 411,033
Shares Issued and Outstanding ........................................................ 6,011 10,174 411,033
Net Asset Value per share .............................................................
$ 25.15
(b)
$ 18.74
(b)
$ 1.00
(b)
Institutional: Net Assets ..................................................................... $ 251,222 $ 349,246 N/A
Shares Issued and Outstanding ........................................................ 9,640 18,400
Net Asset Value per share .............................................................
$ 26.06 $ 18.98
R-1: Net Assets .............................................................................. $ 6,584 $ 2,687 N/A
Shares Issued and Outstanding ........................................................ 256 149
Net Asset Value per share .............................................................
$ 25.71 $ 18.04
R-3: Net Assets .............................................................................. $ 88,428 $ 13,975 N/A
Shares Issued and Outstanding ........................................................ 3,328 749
Net Asset Value per share .............................................................
$ 26.57 $ 18.65
R-4: Net Assets .............................................................................. $ 53,233 $ 12,292 N/A
Shares Issued and Outstanding ........................................................ 1,992 657
Net Asset Value per share .............................................................
$ 26.72 $ 18.72
R-5: Net Assets .............................................................................. $ 122,169 $ 29,746 N/A
Shares Issued and Outstanding ........................................................ 4,524 1,578
Net Asset Value per share .............................................................
$ 27.00 $ 18.85
R-6: Net Assets .............................................................................. $ 740,456 $ 2,312,305 N/A
Shares Issued and Outstanding ........................................................ 28,424 121,544
Net Asset Value per share .............................................................
$ 26.05 $ 19.02
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Investment in securities--at cost ..........................................................
$ 2,548,363 $ 966,883 $ –
Investment in affiliated Funds--at cost ....................................................
$ 50,357 $ 44,490 $ 622,459
Foreign currency--at cost ..................................................................
$ 1,258 $ – $ –
Assets
Investment in securities--at value  .......................................................... $ 2,889,443
(a)
$ 2,326,412
(a)
$ –
Investment in affiliated Funds--at value ..................................................... 50,357 44,490 717,356
Foreign currency--at value .................................................................. 1,251 – –
Cash ......................................................................................... – 371 –
Deposits with counterparty .................................................................. 1,133 – –
Receivables:
Dividends and interest ................................................................. 10,584 1,023 614
Expense reimbursement from Manager ............................................... 90 – –
Expense reimbursement from Distributor ............................................. – – 4
Fund shares sold ....................................................................... 589 870 352
Investment securities sold ............................................................. 7,020 7,172 –
Other assets .................................................................................. – 5 –
Total Assets   2,960,467 2,380,343 718,326
Liabilities
Accrued management and investment advisory fees ........................................ 2,386 882 –
Accrued administrative service fees ........................................................ – 2 2
Accrued distribution fees .................................................................... – 298 39
Accrued service fees ........................................................................ – 13 11
Accrued transfer agent fees ................................................................. 101 262 20
Accrued directors' expenses ................................................................. 5 2 –
Accrued professional fees ................................................................... 46 21 17
Accrued other expenses ..................................................................... 119 27 13
Payables:
Fund shares redeemed ................................................................. 2,686 2,872 61
Investment securities purchased ...................................................... 8,626 5,582 906
Variation margin on futures ........................................................... 128 – –
Collateral obligation on securities loaned, at value ......................................... 17,857 19,463 –
Total Liabilities
31,954 29,424 1,069
Net Assets Applicable to Outstanding Shares ............................................
$ 2,928,513 $ 2,350,919 $ 717,257
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,485,737 $ 765,233 $ 586,333
Total distributable earnings (accumulated loss) .............................................
442,776 1,585,686 130,924
Total Net Assets
$ 2,928,513 $ 2,350,919 $ 717,257

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts Overseas Fund
Principal Capital
Appreciation Fund
Principal LifeTime
2010 Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 750,000 850,000 650,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... N/A $ 1,288,915 $ 28,819
Shares Issued and Outstanding ........................................................ 18,876 2,052
Net Asset Value per share ............................................................. $ 68.28
(b)
$ 14.05
(b)
Maximum Offering Price ..............................................................
$ 72.25 $ 14.60
Class C: Net Assets .......................................................................... N/A $ 33,930 N/A
Shares Issued and Outstanding ........................................................ 805
Net Asset Value per share .............................................................
$ 42.16
(b)
Class J: Net Assets .......................................................................... N/A N/A $ 210,497
Shares Issued and Outstanding ........................................................ 15,167
Net Asset Value per share .............................................................
$ 13.88
(b)
Institutional: Net Assets ..................................................................... $ 2,927,281 $ 961,957 $ 426,691
Shares Issued and Outstanding ........................................................ 255,918 13,611 30,576
Net Asset Value per share .............................................................
$ 11.44 $ 70.67 $ 13.95
R-1: Net Assets .............................................................................. $ 20 $ 1,653 $ 3,858
Shares Issued and Outstanding ........................................................ 2 24 278
Net Asset Value per share .............................................................
$ 11.29 $ 68.09 $ 13.88
R-3 : Net Assets .............................................................................. $ 604 $ 20,459 $ 20,070
Shares Issued and Outstanding ........................................................ 53 299 1,454
Net Asset Value per share .............................................................
$ 11.30 $ 68.37 $ 13.81
R-4: Net Assets .............................................................................. $ 608 $ 10,333 $ 7,270
Shares Issued and Outstanding ........................................................ 53 149 524
Net Asset Value per share .............................................................
$ 11.36 $ 69.31 $ 13.86
R-5: Net Assets .............................................................................. N/A $ 33,672 $ 20,052
Shares Issued and Outstanding ........................................................ 483 1,444
Net Asset Value per share .............................................................
$ 69.77 $ 13.89
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2015 Fund
Principal LifeTime
2020 Fund
Principal LifeTime
2025 Fund
Investment in affiliated Funds--at cost ....................................................
$ 291,014 $ 2,904,242 $ 1,375,532
Assets
Investment in affiliated Funds--at value ..................................................... $ 374,856 $ 3,778,211 $ 1,850,040
Receivables:
Dividends and interest ................................................................. 286 2,461 1,010
Expense reimbursement from Distributor ............................................. – 15 –
Fund shares sold ....................................................................... 70 797 766
Investment securities sold ............................................................. 614 1,293 620
Total Assets   375,826 3,782,777 1,852,436
Liabilities
Accrued administrative service fees ........................................................ 3 13 12
Accrued distribution fees .................................................................... 8 171 35
Accrued service fees ........................................................................ 15 70 66
Accrued transfer agent fees ................................................................. 1 84 5
Accrued directors' expenses ................................................................. 1 1 3
Accrued professional fees ................................................................... 17 18 18
Accrued other expenses ..................................................................... 3 23 5
Payables:
Fund shares redeemed ................................................................. 684 2,033 1,386
Investment securities purchased ...................................................... 286 2,460 1,011
Total Liabilities
1,018 4,873 2,541
Net Assets Applicable to Outstanding Shares ............................................
$ 374,808 $ 3,777,904 $ 1,849,895
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 269,348 $ 2,667,843 $ 1,283,735
Total distributable earnings (accumulated loss) .............................................
105,460 1,110,061 566,160
Total Net Assets
$ 374,808 $ 3,777,904 $ 1,849,895
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 1,150,000 425,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... N/A $ 112,642 N/A
Shares Issued and Outstanding ........................................................ 7,130
Net Asset Value per share ............................................................. $ 15.80
(a)
Maximum Offering Price ..............................................................
$ 16.4 2
Class J: Net Assets .......................................................................... N/A $ 910,454 N/A
Shares Issued and Outstanding ........................................................ 58,417
Net Asset Value per share .............................................................
$ 15.59
(a)
Institutional: Net Assets ..................................................................... $ 304,277 $ 2,424,308 $ 1,534,067
Shares Issued and Outstanding ........................................................ 28,786 154,406 113,248
Net Asset Value per share .............................................................
$ 10.57 $ 15.70 $ 13.55
R-1: Net Assets .............................................................................. $ 2,611 $ 15,645 $ 8,802
Shares Issued and Outstanding ........................................................ 255 1,005 669
Net Asset Value per share .............................................................
$ 10.22 $ 15.56 $ 13.16
R-3: Net Assets .............................................................................. $ 28,808 $ 112,088 $ 132,449
Shares Issued and Outstanding ........................................................ 2,810 7,234 10,037
Net Asset Value per share .............................................................
$ 10.25 $ 15.49 $ 13.20
R-4: Net Assets .............................................................................. $ 12,547 $ 48,132 $ 51,340
Shares Issued and Outstanding ........................................................ 1,210 3,094 3,841
Net Asset Value per share .............................................................
$ 10.37 $ 15.55 $ 13.37
R-5: Net Assets .............................................................................. $ 26,565 $ 154,635 $ 123,237
Shares Issued and Outstanding ........................................................ 2,557 9,915 9,179
Net Asset Value per share .............................................................
$ 10.39 $ 15.60 $ 13.42
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2030 Fund
Principal LifeTime
2035 Fund
Principal LifeTime
2040 Fund
Investment in affiliated Funds--at cost ....................................................
$ 4,834,305 $ 1,235,736 $ 3,306,750
Assets
Investment in affiliated Funds--at value ..................................................... $ 6,601,384 $ 1,745,223 $ 4,891,467
Receivables:
Dividends and interest ................................................................. 2,999 656 1,293
Expense reimbursement from Distributor ............................................. 23 – 16
Fund shares sold ....................................................................... 1,275 586 714
Investment securities sold ............................................................. 377 2,287 2,513
Total Assets   6,606,058 1,748,752 4,896,003
Liabilities
Accrued administrative service fees ........................................................ 19 11 14
Accrued distribution fees .................................................................... 259 29 181
Accrued service fees ........................................................................ 107 58 81
Accrued transfer agent fees ................................................................. 154 7 132
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 7 1 5
Accrued professional fees ................................................................... 16 17 17
Accrued other expenses ..................................................................... 24 5 25
Payables:
Fund shares redeemed ................................................................. 1,566 2,873 3,208
Investment securities purchased ...................................................... 2,999 656 1,293
Total Liabilities
5,152 3,657 4,956
Net Assets Applicable to Outstanding Shares ............................................
$ 6,600,906 $ 1,745,095 $ 4,891,047
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,451,982 $ 1,165,486 $ 3,043,885
Total distributable earnings (accumulated loss) .............................................
2,148,924 579,609 1,847,162
Total Net Assets
$ 6,600,906 $ 1,745,095 $ 4,891,047
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,425,000 400,000 1,025,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 168,435 N/A $ 126,454
Shares Issued and Outstanding ........................................................ 9,632 6,722
Net Asset Value per share ............................................................. $ 17 .49
(a)
$ 18 .81
(a)
Maximum Offering Price ..............................................................
$ 18 .51 $ 19 .90
Class J : Net Assets .......................................................................... $ 1,388,404 N/A $ 948,713
Shares Issued and Outstanding ........................................................ 79,853 49,758
Net Asset Value per share .............................................................
$ 17 .39
(a)
$ 19 .07
(a)
Institutional : Net Assets ..................................................................... $ 4,530,236 $ 1,468,727 $ 3,429,237
Shares Issued and Outstanding ........................................................ 259,359 97,249 177,807
Net Asset Value per share .............................................................
$ 17 .47 $ 15 .10 $ 19 .29
R-1 : Net Assets .............................................................................. $ 21,472 $ 8,129 $ 16,062
Shares Issued and Outstanding ........................................................ 1,244 553 846
Net Asset Value per share .............................................................
$ 17 .25 $ 14 .71 $ 18 .99
R-3 : Net Assets .............................................................................. $ 176,532 $ 110,352 $ 129,032
Shares Issued and Outstanding ........................................................ 10,186 7,468 6,817
Net Asset Value per share .............................................................
$ 17 .33 $ 14 .78 $ 18 .93
R-4 : Net Assets .............................................................................. $ 73,168 $ 44,010 $ 53,623
Shares Issued and Outstanding ........................................................ 4,045 2,946 2,822
Net Asset Value per share .............................................................
$ 18 .09 $ 14 .93 $ 19 .00
R-5 : Net Assets .............................................................................. $ 242,659 $ 113,877 $ 187,926
Shares Issued and Outstanding ........................................................ 13,926 7,596 9,813
Net Asset Value per share .............................................................
$ 17 .43 $ 14 .99 $ 19 .15
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2045 Fund
Principal LifeTime
2050 Fund
Principal LifeTime
2055 Fund
Investment in affiliated Funds--at cost ....................................................
$ 926,402 $ 2,051,454 $ 548,421
Assets
Investment in affiliated Funds--at value ..................................................... $ 1,354,749 $ 3,122,481 $ 777,060
Receivables:
Dividends and interest ................................................................. 242 406 68
Expense reimbursement from Manager ............................................... – 6 –
Expense reimbursement from Distributor ............................................. – 5 –
Fund shares sold ....................................................................... 134 650 260
Investment securities sold ............................................................. 2,995 1,321 289
Total Assets   1,358,120 3,124,869 777,677
Liabilities
Accrued administrative service fees ........................................................ 8 11 4
Accrued distribution fees .................................................................... 23 88 12
Accrued service fees ........................................................................ 45 59 25
Accrued transfer agent fees ................................................................. 5 98 5
Accrued directors' expenses ................................................................. 1 3 1
Accrued professional fees ................................................................... 17 17 17
Accrued other expenses ..................................................................... 4 20 3
Payables:
Fund shares redeemed ................................................................. 3,129 1,860 549
Investment securities purchased ...................................................... 241 406 70
Total Liabilities
3,473 2,562 686
Net Assets Applicable to Outstanding Shares ............................................
$ 1,354,647 $ 3,122,307 $ 776,991
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 881,905 $ 1,918,079 $ 531,637
Total distributable earnings (accumulated loss) .............................................
472,742 1,204,228 245,354
Total Net Assets
$ 1,354,647 $ 3,122,307 $ 776,991
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 400,000 800,000 400,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A $ 105,294 N/A
Shares Issued and Outstanding ........................................................ 5,250
Net Asset Value per share ............................................................. $ 20 .06
(a)
Maximum Offering Price ..............................................................
$ 21 .23
Class J : Net Assets .......................................................................... N/A $ 312,540 N/A
Shares Issued and Outstanding ........................................................ 16,192
Net Asset Value per share .............................................................
$ 19 .30
(a)
Institutional : Net Assets ..................................................................... $ 1,139,261 $ 2,422,742 $ 658,064
Shares Issued and Outstanding ........................................................ 68,813 121,172 36,156
Net Asset Value per share .............................................................
$ 16 .56 $ 19 .99 $ 18 .20
R-1 : Net Assets .............................................................................. $ 5,074 $ 13,259 $ 3,341
Shares Issued and Outstanding ........................................................ 318 674 192
Net Asset Value per share .............................................................
$ 15 .93 $ 19 .67 $ 17 .43
R-3 : Net Assets .............................................................................. $ 88,634 $ 94,767 $ 48,174
Shares Issued and Outstanding ........................................................ 5,528 4,824 2,737
Net Asset Value per share .............................................................
$ 16 .03 $ 19 .64 $ 17 .60
R-4 : Net Assets .............................................................................. $ 30,290 $ 44,900 $ 16,969
Shares Issued and Outstanding ........................................................ 1,866 2,267 952
Net Asset Value per share .............................................................
$ 16 .23 $ 19 .81 $ 17 .83
R-5 : Net Assets .............................................................................. $ 91,388 $ 128,805 $ 50,443
Shares Issued and Outstanding ........................................................ 5,619 6,480 2,817
Net Asset Value per share .............................................................
$ 16 .26 $ 19 .88 $ 17 .91
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
2060 Fund
Principal LifeTime
2065 Fund
Principal LifeTime
Hybrid 2015 Fund
Investment in affiliated Funds--at cost ....................................................
$ 525,896 $ 66,718 $ 118,843
Assets
Investment in affiliated Funds--at value ..................................................... $ 710,982 $ 83,033 $ 137,235
Receivables:
Dividends and interest ................................................................. 44 5 19
Expense reimbursement from Manager ............................................... – – 3
Expense reimbursement from Distributor ............................................. – – 1
Fund shares sold ....................................................................... 246 398 61
Total Assets   711,272 83,436 137,319
Liabilities
Accrued administrative service fees ........................................................ 2 – –
Accrued distribution fees .................................................................... 8 1 7
Accrued service fees ........................................................................ 13 2 –
Accrued transfer agent fees ................................................................. 13 – 3
Accrued directors' expenses ................................................................. 1 – –
Accrued professional fees ................................................................... 17 17 17
Accrued registration fees .................................................................... – – 6
Accrued other expenses ..................................................................... 7 2 –
Payables:
Expense reimbursement to Manager .................................................. 1 – –
Fund shares redeemed ................................................................. 1 – 58
Investment securities purchased ...................................................... 289 404 23
Total Liabilities
352 426 114
Net Assets Applicable to Outstanding Shares ............................................
$ 710,920 $ 83,010 $ 137,205
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 514,570 $ 67,033 $ 114,225
Total distributable earnings (accumulated loss) .............................................
196,350 15,977 22,980
Total Net Assets
$ 710,920 $ 83,010 $ 137,205
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 425,000 325,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 18,803 N/A $ 55,458
Shares Issued and Outstanding ........................................................ 983 4,297
Net Asset Value per share .............................................................
$ 19 .13
(a)
$ 12 .91
(a)
Institutional : Net Assets ..................................................................... $ 629,044 $ 73,568 $ 22,888
Shares Issued and Outstanding ........................................................ 32,560 4,844 1,767
Net Asset Value per share .............................................................
$ 19 .32 $ 15 .19 $ 12 .96
R-1 : Net Assets .............................................................................. $ 2,430 $ 176 N/A
Shares Issued and Outstanding ........................................................ 130 12
Net Asset Value per share .............................................................
$ 18 .72 $ 14 .92
R-3 : Net Assets .............................................................................. $ 22,111 $ 4,115 N/A
Shares Issued and Outstanding ........................................................ 1,164 274
Net Asset Value per share .............................................................
$ 19 .00 $ 15 .04
R-4 : Net Assets .............................................................................. $ 7,736 $ 1,234 N/A
Shares Issued and Outstanding ........................................................ 405 82
Net Asset Value per share .............................................................
$ 19 .08 $ 15 .06
R-5 : Net Assets .............................................................................. $ 30,796 $ 3,917 N/A
Shares Issued and Outstanding ........................................................ 1,609 259
Net Asset Value per share .............................................................
$ 19 .14 $ 15 .10
R-6 : Net Assets .............................................................................. N/A N/A $ 58,859
Shares Issued and Outstanding ........................................................ 4,533
Net Asset Value per share .............................................................
$ 12 .98
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2020 Fund
Principal LifeTime
Hybrid 2025 Fund
Principal LifeTime
Hybrid 2030 Fund
Investment in affiliated Funds--at cost ....................................................
$ 403,235 $ 413,920 $ 436,616
Assets
Investment in affiliated Funds--at value ..................................................... $ 477,548 $ 489,074 $ 532,788
Receivables:
Dividends and interest ................................................................. 47 26 –
Expense reimbursement from Manager ............................................... 3 3 5
Expense reimbursement from Distributor ............................................. 3 3 3
Fund shares sold ....................................................................... 29 668 2,264
Investment securities sold ............................................................. 161 – –
Total Assets   477,791 489,774 535,060
Liabilities
Accrued distribution fees .................................................................... 23 25 21
Accrued transfer agent fees ................................................................. 10 12 14
Accrued directors' expenses ................................................................. 1 1 1
Accrued professional fees ................................................................... 17 17 17
Accrued other expenses ..................................................................... 9 8 7
Payables:
Fund shares redeemed ................................................................. 190 419 359
Investment securities purchased ...................................................... 46 274 1,906
Total Liabilities
296 756 2,325
Net Assets Applicable to Outstanding Shares ............................................
$ 477,495 $ 489,018 $ 532,735
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 386,540 $ 401,169 $ 421,496
Total distributable earnings (accumulated loss) .............................................
90,955 87,849 111,239
Total Net Assets
$ 477,495 $ 489,018 $ 532,735
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 184,994 $ 207,361 $ 177,896
Shares Issued and Outstanding ........................................................ 13,736 14,533 12,039
Net Asset Value per share .............................................................
$ 13 .47
(a)
$ 14 .27
(a)
$ 14 .78
(a)
Institutional : Net Assets ..................................................................... $ 58,554 $ 75,042 $ 92,984
Shares Issued and Outstanding ........................................................ 4,325 5,237 6,255
Net Asset Value per share .............................................................
$ 13 .54 $ 14 .33 $ 14 .86
R-6 : Net Assets .............................................................................. $ 233,947 $ 206,615 $ 261,855
Shares Issued and Outstanding ........................................................ 17,275 14,410 17,626
Net Asset Value per share .............................................................
$ 13 .54 $ 14 .34 $ 14 .86
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2035 Fund
Principal LifeTime
Hybrid 2040 Fund
Principal LifeTime
Hybrid 2045 Fund
Investment in affiliated Funds--at cost ....................................................
$ 326,523 $ 295,140 $ 192,457
Assets
Investment in affiliated Funds--at value ..................................................... $ 402,827 $ 378,494 $ 248,319
Receivables:
Expense reimbursement from Manager ............................................... 3 4 4
Expense reimbursement from Distributor ............................................. 2 2 1
Fund shares sold ....................................................................... 144 193 147
Investment securities sold ............................................................. 643 – –
Total Assets   403,619 378,693 248,471
Liabilities
Accrued distribution fees .................................................................... 17 14 8
Accrued transfer agent fees ................................................................. 12 12 9
Accrued directors' expenses ................................................................. 1 1 –
Accrued professional fees ................................................................... 17 17 17
Accrued other expenses ..................................................................... 7 7 7
Payables:
Fund shares redeemed ................................................................. 788 66 4
Investment securities purchased ...................................................... – 126 137
Total Liabilities
842 243 182
Net Assets Applicable to Outstanding Shares ............................................
$ 402,777 $ 378,450 $ 248,289
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 316,902 $ 286,116 $ 187,248
Total distributable earnings (accumulated loss) .............................................
85,875 92,334 61,041
Total Net Assets
$ 402,777 $ 378,450 $ 248,289
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 143,236 $ 115,496 $ 70,004
Shares Issued and Outstanding ........................................................ 9,238 7,293 4,282
Net Asset Value per share .............................................................
$ 15 .50
(a)
$ 15 .84
(a)
$ 16 .35
(a)
Institutional : Net Assets ..................................................................... $ 79,002 $ 68,006 $ 55,809
Shares Issued and Outstanding ........................................................ 5,066 4,268 3,395
Net Asset Value per share .............................................................
$ 15 .59 $ 15 .93 $ 16 .44
R-6 : Net Assets .............................................................................. $ 180,539 $ 194,948 $ 122,476
Shares Issued and Outstanding ........................................................ 11,563 12,215 7,441
Net Asset Value per share .............................................................
$ 15 .61 $ 15 .96 $ 16 .46
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2050 Fund
Principal LifeTime
Hybrid 2055 Fund
Principal LifeTime
Hybrid 2060 Fund
Investment in affiliated Funds--at cost ....................................................
$ 157,598 $ 78,397 $ 30,949
Assets
Investment in affiliated Funds--at value ..................................................... $ 205,716 $ 99,954 $ 38,809
Receivables:
Expense reimbursement from Manager ............................................... 4 6 8
Expense reimbursement from Distributor ............................................. 1 – –
Fund shares sold ....................................................................... 209 70 79
Total Assets   205,930 100,030 38,896
Liabilities
Accrued distribution fees .................................................................... 7 3 1
Accrued transfer agent fees ................................................................. 8 5 4
Accrued professional fees ................................................................... 17 17 17
Accrued registration fees .................................................................... – 2 6
Accrued other expenses ..................................................................... 7 4 1
Payables:
Fund shares redeemed ................................................................. – – 2
Investment securities purchased ...................................................... 209 70 76
Total Liabilities
248 101 107
Net Assets Applicable to Outstanding Shares ............................................
$ 205,682 $ 99,929 $ 38,789
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 153,584 $ 76,926 $ 30,586
Total distributable earnings (accumulated loss) .............................................
52,098 23,003 8,203
Total Net Assets
$ 205,682 $ 99,929 $ 38,789
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 600,000 600,000 600,000
Net Asset Value Per Share:
Class J : Net Assets .......................................................................... $ 57,162 $ 24,427 $ 9,593
Shares Issued and Outstanding ........................................................ 3,453 1,444 559
Net Asset Value per share .............................................................
$ 16 .55
(a)
$ 16 .92
(a)
$ 17 .18
(a)
Institutional : Net Assets ..................................................................... $ 43,480 $ 25,049 $ 9,423
Shares Issued and Outstanding ........................................................ 2,615 1,472 544
Net Asset Value per share .............................................................
$ 16 .63 $ 17 .01 $ 17 .33
R-6 : Net Assets .............................................................................. $ 105,040 $ 50,453 $ 19,773
Shares Issued and Outstanding ........................................................ 6,315 2,960 1,138
Net Asset Value per share .............................................................
$ 16 .63 $ 17 .04 $ 17 .37
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Principal LifeTime
Hybrid 2065 Fund
Principal LifeTime
Hybrid Income Fund
Principal LifeTime
Strategic Income Fund
Investment in affiliated Funds--at cost ....................................................
$ 8,497 $ 79,248 $ 412,670
Assets
Investment in affiliated Funds--at value ..................................................... $ 10,049 $ 85,496 $ 460,640
Receivables:
Dividends and interest ................................................................. – 18 441
Expense reimbursement from Manager ............................................... 8 4 3
Expense reimbursement from Distributor ............................................. – 1 1
Fund shares sold ....................................................................... 19 18 214
Total Assets   10,076 85,537 461,299
Liabilities
Accrued administrative service fees ........................................................ – – 1
Accrued distribution fees .................................................................... 1 4 17
Accrued service fees ........................................................................ – – 7
Accrued transfer agent fees ................................................................. 1 3 10
Accrued professional fees ................................................................... 17 17 17
Accrued registration fees .................................................................... 5 5 –
Accrued other expenses ..................................................................... – 1 14
Payables:
Fund shares redeemed ................................................................. 4 1 103
Investment securities purchased ...................................................... 15 35 552
Total Liabilities
43 66 721
Net Assets Applicable to Outstanding Shares ............................................
$ 10,033 $ 85,471 $ 460,578
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 8,587 $ 76,506 $ 388,392
Total distributable earnings (accumulated loss) .............................................
1,446 8,965 72,186
Total Net Assets
$ 10,033 $ 85,471 $ 460,578
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 525,000 600,000 725,000
Net Asset Value Per Share:
Class A: Net Assets .......................................................................... N/A N/A $ 19,902
Shares Issued and Outstanding ........................................................ 1,503
Net Asset Value per share ............................................................. $ 13.24
(a)
Maximum Offering Price ..............................................................
$ 13.76
Class J: Net Assets .......................................................................... $ 5,381 $ 33,456 $ 71,811
Shares Issued and Outstanding ........................................................ 354 2,861 5,506
Net Asset Value per share .............................................................
$ 15.22
(a)
$ 11.69
(a)
$ 13.04
(a)
Institutional: Net Assets ..................................................................... $ 1,312 $ 17,255 $ 337,718
Shares Issued and Outstanding ........................................................ 85 1,469 25,720
Net Asset Value per share .............................................................
$ 15.38 $ 11.74 $ 13.13
R-1: Net Assets .............................................................................. N/A N/A $ 2,173
Shares Issued and Outstanding ........................................................ 165
Net Asset Value per share .............................................................
$ 13.11
R-3: Net Assets .............................................................................. N/A N/A $ 10,552
Shares Issued and Outstanding ........................................................ 812
Net Asset Value per share .............................................................
$ 12.99
R-4: Net Assets .............................................................................. N/A N/A $ 5,143
Shares Issued and Outstanding ........................................................ 395
Net Asset Value per share .............................................................
$ 13.03
R-5: Net Assets .............................................................................. N/A N/A $ 13,279
Shares Issued and Outstanding ........................................................ 1,013
Net Asset Value per share .............................................................
$ 13.12
R-6: Net Assets .............................................................................. $ 3,340 $ 34,760 N/A
Shares Issued and Outstanding ........................................................ 217 2,955
Net Asset Value per share .............................................................
$ 15.39 $ 11.76
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Real Estate Securities
Fund
SAM Balanced
Portfolio
SAM Conservative
Balanced Portfolio
Investment in securities--at cost ..........................................................
$ 4,545,348 $ – $ –
Investment in affiliated Funds--at cost ....................................................
$ 128,251 $ 3,733,575 $ 1,580,830
Assets
Investment in securities--at value  .......................................................... $ 6,700,397 $ – $ –
Investment in affiliated Funds--at value ..................................................... 128,251 5,120,144 1,949,245
Receivables:
Dividends and interest ................................................................. 267 1,780 1,183
Expense reimbursement from Distributor ............................................. 3 22 15
Fund shares sold ....................................................................... 10,136 1,728 2,678
Investment securities sold ............................................................. 857 – –
Total Assets   6,839,911 5,123,674 1,953,121
Liabilities
Accrued management and investment advisory fees ........................................ 4,362 1,138 434
Accrued administrative service fees ........................................................ 5 3 2
Accrued distribution fees .................................................................... 141 942 347
Accrued service fees ........................................................................ 40 17 9
Accrued transfer agent fees ................................................................. 984 440 150
Accrued chief compliance officer fees ...................................................... 1 – –
Accrued directors' expenses ................................................................. 6 5 1
Accrued professional fees ................................................................... 21 18 16
Accrued other expenses ..................................................................... 100 46 33
Payables:
Fund shares redeemed ................................................................. 3,877 1,842 731
Investment securities purchased ...................................................... 84,403 2,000 3,053
Total Liabilities
93,940 6,451 4,776
Net Assets Applicable to Outstanding Shares ............................................
$ 6,745,971 $ 5,117,223 $ 1,948,345
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,427,305 $ 3,381,236 $ 1,494,508
Total distributable earnings (accumulated loss) .............................................
2,318,666 1,735,987 453,837
Total Net Assets
$ 6,745,971 $ 5,117,223 $ 1,948,345
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 925,000 1,775,000 1,700,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 348,715 $ 2,523,065 $ 650,919
Shares Issued and Outstanding ........................................................ 10,385 133,144 46,664
Net Asset Value per share ............................................................. $ 33 .58
(a)
$ 18 .95
(a)
$ 13 .95
(a)
Maximum Offering Price ..............................................................
$ 35 .53 $ 20 .05 $ 14 .76
Class C : Net Assets .......................................................................... $ 40,295 $ 281,665 $ 114,412
Shares Issued and Outstanding ........................................................ 1,224 15,199 8,303
Net Asset Value per share .............................................................
$ 32 .93
(a)
$ 18 .53
(a)
$ 13 .78
(a)
Class J : Net Assets .......................................................................... $ 185,393 $ 1,336,353 $ 869,500
Shares Issued and Outstanding ........................................................ 5,705 73,414 63,283
Net Asset Value per share .............................................................
$ 32 .49
(a)
$ 18 .20
(a)
$ 13 .74
(a)
Institutional : Net Assets ..................................................................... $ 3,930,727 $ 896,603 $ 268,505
Shares Issued and Outstanding ........................................................ 116,961 48,217 19,465
Net Asset Value per share .............................................................
$ 33 .61 $ 18 .60 $ 13 .79
R-1 : Net Assets .............................................................................. $ 2,955 $ 2,607 $ 1,956
Shares Issued and Outstanding ........................................................ 89 141 142
Net Asset Value per share .............................................................
$ 33 .15 $ 18 .53 $ 13 .74
R-3 : Net Assets .............................................................................. $ 46,314 $ 27,419 $ 11,129
Shares Issued and Outstanding ........................................................ 1,418 1,481 809
Net Asset Value per share .............................................................
$ 32 .66 $ 18 .51 $ 13 .76
R-4 : Net Assets .............................................................................. $ 31,739 $ 11,619 $ 11,214
Shares Issued and Outstanding ........................................................ 984 626 813
Net Asset Value per share .............................................................
$ 32 .26 $ 18 .57 $ 13 .79
R-5 : Net Assets .............................................................................. $ 114,006 $ 37,892 $ 20,710
Shares Issued and Outstanding ........................................................ 3,525 2,041 1,503
Net Asset Value per share .............................................................
$ 32 .34 $ 18 .56 $ 13 .78
R-6 : Net Assets .............................................................................. $ 2,045,827 N/A N/A
Shares Issued and Outstanding ........................................................ 60,890
Net Asset Value per share .............................................................
$ 33 .60
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
SAM Conservative
Growth Portfolio
SAM Flexible Income
Portfolio
SAM Strategic Growth
Portfolio
Investment in affiliated Funds--at cost ....................................................
$ 2,352,964 $ 2,755,859 $ 1,544,255
Assets
Investment in affiliated Funds--at value ..................................................... $ 3,546,383 $ 3,077,206 $ 2,329,528
Receivables:
Dividends and interest ................................................................. 311 1,747 –
Expense reimbursement from Distributor ............................................. 13 22 7
Fund shares sold ....................................................................... 839 8,337 959
Investment securities sold ............................................................. 706 – –
Total Assets   3,548,252 3,087,312 2,330,494
Liabilities
Accrued management and investment advisory fees ........................................ 786 687 515
Accrued administrative service fees ........................................................ 2 1 1
Accrued distribution fees .................................................................... 677 615 442
Accrued service fees ........................................................................ 12 5 8
Accrued transfer agent fees ................................................................. 322 212 241
Accrued directors' expenses ................................................................. 2 2 2
Accrued professional fees ................................................................... 16 16 17
Accrued other expenses ..................................................................... 22 18 16
Payables:
Dividends payable ..................................................................... – 5,433 –
Fund shares redeemed ................................................................. 1,332 1,815 817
Investment securities purchased ...................................................... 311 3,144 236
Total Liabilities
3,482 11,948 2,295
Net Assets Applicable to Outstanding Shares ............................................
$ 3,544,770 $ 3,075,364 $ 2,328,199
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 2,140,566 $ 2,651,049 $ 1,433,101
Total distributable earnings (accumulated loss) .............................................
1,404,204 424,315 895,098
Total Net Assets
$ 3,544,770 $ 3,075,364 $ 2,328,199
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,675,000 1,700,000 1,875,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 1,979,014 $ 1,289,067 $ 1,401,140
Shares Issued and Outstanding ........................................................ 89,135 95,060 57,028
Net Asset Value per share ............................................................. $ 22 .20
(a)
$ 13 .56
(a)
$ 24 .57
(a)
Maximum Offering Price ..............................................................
$ 23 .49 $ 14 .09 $ 26 .00
Class C : Net Assets .......................................................................... $ 190,605 $ 205,567 $ 115,136
Shares Issued and Outstanding ........................................................ 9,432 15,327 5,330
Net Asset Value per share .............................................................
$ 20 .21
(a)
$ 13 .41
(a)
$ 21 .60
(a)
Class J : Net Assets .......................................................................... $ 778,913 $ 1,321,469 $ 410,297
Shares Issued and Outstanding ........................................................ 36,639 98,389 17,454
Net Asset Value per share .............................................................
$ 21 .26
(a)
$ 13 .43
(a)
$ 23 .51
(a)
Institutional : Net Assets ..................................................................... $ 539,619 $ 236,379 $ 362,447
Shares Issued and Outstanding ........................................................ 24,938 17,493 15,180
Net Asset Value per share .............................................................
$ 21 .64 $ 13 .51 $ 23 .88
R-1 : Net Assets .............................................................................. $ 1,839 $ 2,432 $ 420
Shares Issued and Outstanding ........................................................ 87 181 18
Net Asset Value per share .............................................................
$ 21 .22 $ 13 .44 $ 23 .67
R-3 : Net Assets .............................................................................. $ 15,823 $ 5,117 $ 9,782
Shares Issued and Outstanding ........................................................ 746 379 418
Net Asset Value per share .............................................................
$ 21 .20 $ 13 .48 $ 23 .43
R-4 : Net Assets .............................................................................. $ 8,882 $ 5,108 $ 4,069
Shares Issued and Outstanding ........................................................ 412 378 172
Net Asset Value per share .............................................................
$ 21 .54 $ 13 .50 $ 23 .66
R-5 : Net Assets .............................................................................. $ 30,075 $ 10,225 $ 24,908
Shares Issued and Outstanding ........................................................ 1,401 758 1,057
Net Asset Value per share .............................................................
$ 21 .46 $ 13 .48 $ 23 .56
(a)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Investment in securities--at cost ..........................................................
$ 4,198,376 $ 1,089,100 $ 2,184,749
Investment in affiliated Funds--at cost ....................................................
$ 106,527 $ 72,953 $ 156,078
Assets
Investment in securities--at value  .......................................................... $ 4,221,882
(a)
$ 1,463,159
(a)
$ 3,167,263
(a)
Investment in affiliated Funds--at value ..................................................... 106,527 72,953 156,078
Cash ......................................................................................... 260 – 17,973
Deposits with counterparty .................................................................. 776 – 1,391
Receivables:
Dividends and interest ................................................................. 15,035 282 265
Expense reimbursement from Manager ............................................... 69 13 55
Expense reimbursement from Distributor ............................................. 3 4 1
Fund shares sold ....................................................................... 13,217 1,391 1,027
Investment securities sold ............................................................. 13,446 4,679 12,145
Unrealized gain on unfunded commitments .......................................... – 548 –
Variation margin on futures ........................................................... – – 13
Other assets .................................................................................. – 1 –
Total Assets   4,371,215 1,543,030 3,356,211
Liabilities
Accrued management and investment advisory fees ........................................ 1,454 906 2,254
Accrued administrative service fees ........................................................ 1 3 3
Accrued distribution fees .................................................................... 114 137 19
Accrued service fees ........................................................................ 8 23 19
Accrued transfer agent fees ................................................................. 372 234 81
Accrued directors' expenses ................................................................. 4 1 3
Accrued professional fees ................................................................... 30 21 21
Accrued other expenses ..................................................................... 46 34 39
Payables:
Dividends payable ..................................................................... 4,095 – –
Fund shares redeemed ................................................................. 8,941 4,492 2,903
Investment securities purchased ...................................................... 127,772 3,760 13,931
Variation margin on futures ........................................................... 25 – 11
Collateral obligation on securities loaned, at value ......................................... 1,222 36,477 59,387
Total Liabilities
144,084 46,088 78,671
Net Assets Applicable to Outstanding Shares ............................................
$ 4,227,131 $ 1,496,942 $ 3,277,540
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 4,183,605 $ 1,021,223 $ 1,916,697
Total distributable earnings (accumulated loss) .............................................
43,526 475,719 1,360,843
Total Net Assets
$ 4,227,131 $ 1,496,942 $ 3,277,540

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
Short-Term Income
Fund SmallCap Fund
SmallCap Growth
Fund I
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 1,220,000 700,000 870,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... $ 470,326 $ 348,066 N/A
Shares Issued and Outstanding ........................................................ 38,181 11,335
Net Asset Value per share ............................................................. $ 12 .32
(b)
$ 30 .71
(b)
Maximum Offering Price ..............................................................
$ 12 .60 $ 32 .50
Class C : Net Assets .......................................................................... $ 34,992 $ 29,570 N/A
Shares Issued and Outstanding ........................................................ 2,840 1,132
Net Asset Value per share .............................................................
$ 12 .32
(b)
$ 26 .12
(b)
Class J : Net Assets .......................................................................... $ 154,334 $ 259,335 $ 103,343
Shares Issued and Outstanding ........................................................ 12,537 8,907 7,746
Net Asset Value per share .............................................................
$ 12 .31
(b)
$ 29 .11
(b)
$ 13 .34
(b)
Institutional : Net Assets ..................................................................... $ 3,531,191 $ 577,259 $ 300,718
Shares Issued and Outstanding ........................................................ 286,835 17,182 14,638
Net Asset Value per share .............................................................
$ 12 .31 $ 33 .60 $ 20 .54
R-1 : Net Assets .............................................................................. $ 532 $ 2,847 $ 2,523
Shares Issued and Outstanding ........................................................ 43 101 168
Net Asset Value per share .............................................................
$ 12 .31 $ 28 .35 $ 15 .05
R-3 : Net Assets .............................................................................. $ 10,268 $ 15,267 $ 18,489
Shares Issued and Outstanding ........................................................ 834 500 1,159
Net Asset Value per share .............................................................
$ 12 .32 $ 30 .51 $ 15 .96
R-4 : Net Assets .............................................................................. $ 14,111 $ 50,467 $ 21,478
Shares Issued and Outstanding ........................................................ 1,146 1,569 1,226
Net Asset Value per share .............................................................
$ 12 .31 $ 32 .15 $ 17 .51
R-5 : Net Assets .............................................................................. $ 11,377 $ 44,522 $ 50,285
Shares Issued and Outstanding ........................................................ 923 1,344 2,687
Net Asset Value per share .............................................................
$ 12 .32 $ 33 .14 $ 18 .71
R-6 : Net Assets .............................................................................. N/A $ 169,609 $ 2,780,704
Shares Issued and Outstanding ........................................................ 5,047 135,281
Net Asset Value per share .............................................................
$ 33 .61 $ 20 .56
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II Tax-Exempt Bond Fund
Investment in securities--at cost ..........................................................
$ 891,461 $ 1,156,008 $ 759,421
Investment in affiliated Funds--at cost ....................................................
$ 13,373 $ 22,956 $ –
Assets
Investment in securities--at value  .......................................................... $ 1,422,768
(a)
$ 1,375,531
(a)
$ 800,918
Investment in affiliated Funds--at value ..................................................... 13,373 22,956 –
Cash ......................................................................................... 4 – 35,445
Deposits with counterparty .................................................................. 572 481 –
Receivables:
Dividends and interest ................................................................. 447 342 9,488
Expense reimbursement from Manager ............................................... 9 44 14
Expense reimbursement from Distributor ............................................. 4 – –
Fund shares sold ....................................................................... 942 876 3,746
Interfund lending ...................................................................... – 16,225 –
Investment securities sold ............................................................. 3,359 1,228 9,589
Variation margin on futures ........................................................... 1 1 –
Other assets .................................................................................. – – 9
Total Assets   1,441,479 1,417,684 859,209
Liabilities
Accrued management and investment advisory fees ........................................ 182 1,104 298
Accrued administrative service fees ........................................................ 10 1 –
Accrued distribution fees .................................................................... 55 4 119
Accrued service fees ........................................................................ 60 6 –
Accrued transfer agent fees ................................................................. 86 61 118
Accrued directors' expenses ................................................................. 1 1 –
Accrued professional fees ................................................................... 21 23 38
Accrued other expenses ..................................................................... 22 37 13
Payables:
Dividends payable ..................................................................... – – 1,516
Fund shares redeemed ................................................................. 621 1,201 1,029
Interest expense and fees payable ..................................................... – – 78
Investment securities purchased ...................................................... 2,514 1,066 35,320
Collateral obligation on securities loaned, at value ......................................... 5,097 7,915 –
Floating rate notes issued ...................................................................
– – 22,879
Total Liabilities
8,669 11,419 61,408
Net Assets Applicable to Outstanding Shares ............................................
$ 1,432,810 $ 1,406,265 $ 797,801
Net Assets Consist of:
Capital shares and additional paid-in-capital ............................................... $ 806,905 $ 1,016,195 $ 768,363
Total distributable earnings (accumulated loss) .............................................
625,905 390,070 29,438
Total Net Assets
$ 1,432,810 $ 1,406,265 $ 797,801

Statements of Assets and Liabilities
Principal Funds, Inc.
October 31, 2021

See accompanying notes.
Amounts in thousands, except per share amounts
SmallCap S&P 600
Index Fund
SmallCap Value Fund
II Tax-Exempt Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized ............................................................................ 425,000 700,000 450,000
Net Asset Value Per Share:
Class A : Net Assets .......................................................................... N/A N/A $ 417,381
Shares Issued and Outstanding ........................................................ 54,871
Net Asset Value per share ............................................................. $ 7 .61
(b)
Maximum Offering Price ..............................................................
$ 7 .91
Class C : Net Assets .......................................................................... N/A N/A $ 35,338
Shares Issued and Outstanding ........................................................ 4,629
Net Asset Value per share .............................................................
$ 7 .63
(b)
Class J : Net Assets .......................................................................... $ 209,971 $ 23,564 N/A
Shares Issued and Outstanding ........................................................ 6,734 1,681
Net Asset Value per share .............................................................
$ 31 .18
(b)
$ 14 .02
(b)
Institutional : Net Assets ..................................................................... $ 291,508 $ 204,526 $ 345,082
Shares Issued and Outstanding ........................................................ 8,739 14,102 45,315
Net Asset Value per share .............................................................
$ 33 .36 $ 14 .50 $ 7 .61
R-1 : Net Assets .............................................................................. $ 8,077 $ 741 N/A
Shares Issued and Outstanding ........................................................ 248 58
Net Asset Value per share .............................................................
$ 32 .59 $ 12 .79
R-3 : Net Assets .............................................................................. $ 103,119 $ 6,089 N/A
Shares Issued and Outstanding ........................................................ 3,029 443
Net Asset Value per share .............................................................
$ 34 .04 $ 13 .76
R-4 : Net Assets .............................................................................. $ 45,339 $ 4,153 N/A
Shares Issued and Outstanding ........................................................ 1,314 296
Net Asset Value per share .............................................................
$ 34 .52 $ 14 .02
R-5 : Net Assets .............................................................................. $ 128,741 $ 16,754 N/A
Shares Issued and Outstanding ........................................................ 3,703 1,180
Net Asset Value per share .............................................................
$ 34 .76 $ 14 .20
R-6 : Net Assets .............................................................................. $ 646,055 $ 1,150,438 N/A
Shares Issued and Outstanding ........................................................ 19,374 79,359
Net Asset Value per share .............................................................
$ 33 .35 $ 14 .50
(a)
Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)
Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
California Municipal
Fund
Core Fixed Income
Fund
(a)
Core Plus Bond Fund
(a)
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 39 $ – $ 1,487
Withholding tax ............................................................................. – – (1)
Interest ....................................................................................... 20,147 216,066 14,993
Securities lending - net ......................................................................
– 71 299
Total Income 20,186 216,137 16,778
Expenses:
Management and investment advisory fees ................................................. 3,131 42,275 3,807
Distribution f ees - Class A .................................................................. 1,149 803 245
Distribution f ees - Class C .................................................................. 400 430 N/A
Distribution f ees - Class J ................................................................... N/A 186 223
Distribution f ees - R-1 ...................................................................... N/A 43 14
Distribution f ees - R-2 ...................................................................... N/A 2 4
Distribution f ees - R-3 ...................................................................... N/A 44 51
Distribution f ees - R-4 ...................................................................... N/A 10 8
Administrative service fees - R-1 ........................................................... N/A 35 11
Administrative service fees - R-2 ........................................................... N/A 1 3
Administrative service fees - R-3 ........................................................... N/A 12 14
Administrative service fees - R-4 ........................................................... N/A 3 3
Administrative service fees - R-5 ........................................................... N/A 4 5
Registration fees - Class A .................................................................. 19 34 19
Registration fees - Class C .................................................................. 16 20 N/A
Registration fees - Class J ................................................................... N/A 20 23
Registration fees - Institutional ............................................................. 16 46 23
Registration fees - R-6 ...................................................................... N/A 17 N/A
Service fees - R-1 ........................................................................... N/A 31 10
Service fees - R-2 ........................................................................... N/A 1 4
Service fees - R-3 ........................................................................... N/A 44 51
Service fees - R-4 ........................................................................... N/A 26 21
Service fees - R-5 ........................................................................... N/A 89 118
Shareholder reports - Class A ............................................................... 5 21 10
Shareholder reports - Class C ............................................................... 2 2 N/A
Shareholder reports - Class J ................................................................ N/A 1 6
Shareholder reports - Institutional .......................................................... 4 48 23
Shareholder reports - R-6 ................................................................... N/A 1 N/A
Transfer agent fees - Class A ................................................................ 209 327 154
Transfer agent fees - Class C ................................................................ 23 60 N/A
Transfer agent fees - Class J ................................................................ N/A 106 265
Transfer agent fees - Institutional ........................................................... 137 833 441
Chief compliance officer expenses .......................................................... 1 10 1
Custodian fees ............................................................................... 2 7 19
Directors' expenses .......................................................................... 16 198 17
Interest expense and fees .................................................................... 180 – –
Professional fees ............................................................................ 45 48 52
Other expenses .............................................................................. 9 112 10
Total Gross Expenses 5,364 45,950 5,655
Less: Reimbursement from Manager ....................................................... – – 420
Less: Reimbursement from Manager - Class A ............................................. – – 89
Less: Reimbursement from Manager - Institutional ........................................ 60 – 258
Less: Reimbursement from Distributor - Class J ........................................... N/A 27 32
Total Net Expenses 5,304 45,923 4,856
Net Investment Income (Loss) 14,882 170,214 11,922
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 479 (221) 10,718
Futures contracts ............................................................................ – – (302)
Swap agreements ............................................................................ – – (30)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 9,893 (161,824) (13,651)
Futures contracts ............................................................................ – – 468
Swap agreements ............................................................................ – – 8
Net Realized and Unrealized Gain (Loss) on investments, futures and swap agreements 10,372 (162,045) (2,789)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 25,254 $ 8,169 $ 9,133
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Diversified
International Fund
(a)
Equity Income Fund
(a)
Finisterre Emerging
Markets Total Return
Bond Fund
(b)
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 222,602 $ 228,648 $ –
Withholding tax ............................................................................. (19,234) (6,494) (401)
Interest ....................................................................................... 3 34 26,250
Securities lending - net ......................................................................
1,060 584 7
Total Income 204,431 222,772 25,856
Expenses:
Management and investment advisory fees ................................................. 64,677 50,710 4,255
Distribution f ees - Class A .................................................................. 648 3,289 15
Distribution f ees - Class C .................................................................. 103 1,310 N/A
Distribution f ees - Class J ................................................................... 264 117 N/A
Distribution f ees - R-1 ...................................................................... 12 11 N/A
Distribution f ees - R-2 ...................................................................... 2 3 N/A
Distribution f ees - R-3 ...................................................................... 35 75 N/A
Distribution f ees - R-4 ...................................................................... 11 30 N/A
Administrative service fees - R-1 ........................................................... 9 8 N/A
Administrative service fees - R-2 ........................................................... 2 2 N/A
Administrative service fees - R-3 ........................................................... 10 21 N/A
Administrative service fees - R-4 ........................................................... 3 9 N/A
Administrative service fees - R-5 ........................................................... 4 17 N/A
Registration fees - Class A .................................................................. 19 35 23
Registration fees - Class C .................................................................. 14 15 N/A
Registration fees - Class J ................................................................... 16 16 N/A
Registration fees - Institutional ............................................................. 23 109 36
Registration fees - R-6 ...................................................................... 15 N/A N/A
Service fees - R-1 ........................................................................... 8 8 N/A
Service fees - R-2 ........................................................................... 2 2 N/A
Service fees - R-3 ........................................................................... 35 76 N/A
Service fees - R-4 ........................................................................... 29 76 N/A
Service fees - R-5 ........................................................................... 102 414 N/A
Shareholder reports - Class A ............................................................... 18 92 2
Shareholder reports - Class C ............................................................... 1 7 N/A
Shareholder reports - Class J ................................................................ 3 – N/A
Shareholder reports - Institutional .......................................................... 36 145 52
Shareholder reports - R-6 ................................................................... 1 N/A N/A
Transfer agent fees - Class A ................................................................ 427 1,292 16
Transfer agent fees - Class C ................................................................ 25 123 N/A
Transfer agent fees - Class J ................................................................ 293 88 N/A
Transfer agent fees - Institutional ........................................................... 545 2,511 324
Chief compliance officer expenses .......................................................... 8 9 1
Custodian fees ............................................................................... 1,522 134 153
Directors' expenses .......................................................................... 165 192 12
Professional fees ............................................................................ 91 52 33
Other expenses .............................................................................. 411 104 5
Total Gross Expenses 69,589 61,102 4,927
Less: Reimbursement from Manager - Class A ............................................. – – 32
Less: Reimbursement from Manager - Class C ............................................. 17 – N/A
Less: Reimbursement from Manager - Institutional ........................................ 66 1,494 32
Less: Reimbursement from Distributor - Class J ........................................... 38 17 N/A
Total Net Expenses 69,468 59,591 4,863
Net Investment Income (Loss) 134,963 163,181 20,993

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Diversified
International Fund
(a)
Equity Income Fund
(a)
Finisterre Emerging
Markets Total Return
Bond Fund
(b)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions  ( net of foreign taxes of  $ 424 , $ 0 and $ 0 , respectively) ........... 3,763,475 514,548 (872)
Foreign currency contracts .................................................................. – – (8,267)
Foreign currency transactions ............................................................... (6,644) – 1,970
Futures contracts ............................................................................ – – (301)
Swap agreements ............................................................................ – – (1,496)
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 5,805 , $ 0 and $ 0 , respectively) ...................... (715,640) 2,360,286 (9,342)
Foreign currency contracts .................................................................. – – (2,753)
Futures contracts ............................................................................ – – 546
Swap agreements ............................................................................ – – 5,757
Translation of assets and liabilities in foreign currencies ................................... (1,117) – (10)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 3,040,074 2,874,834 (14,768)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 3,175,037 $ 3,038,015 $ 6,225
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond Fund.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
(a)
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 47,848 $ 93,663 $ 11
Withholding tax ............................................................................. (2,545) (4,130) –
Interest ....................................................................................... 199,212 2 14,470
Securities lending - net ......................................................................
430 56 1
Total Income 244,945 89,591 14,482
Expenses:
Management and investment advisory fees ................................................. 34,945 31,046 6,299
Distribution f ees - Class A .................................................................. 3,501 254 367
Distribution f ees - Class C .................................................................. 6,525 227 227
Distribution f ees - Class J ................................................................... N/A N/A 162
Distribution f ees - R-1 ...................................................................... N/A N/A 16
Distribution f ees - R-2 ...................................................................... N/A N/A 2
Distribution f ees - R-3 ...................................................................... N/A 1 20
Distribution f ees - R-4 ...................................................................... N/A 1 6
Administrative service fees - R-1 ........................................................... N/A N/A 12
Administrative service fees - R-2 ........................................................... N/A N/A 1
Administrative service fees - R-3 ........................................................... N/A 1 6
Administrative service fees - R-4 ........................................................... N/A – 2
Administrative service fees - R-5 ........................................................... N/A – 2
Registration fees - Class A .................................................................. 36 14 23
Registration fees - Class C .................................................................. 22 14 15
Registration fees - Class J ................................................................... N/A N/A 20
Registration fees - Institutional ............................................................. 57 45 20
Registration fees - R-6 ...................................................................... 19 19 N/A
Service fees - R-1 ........................................................................... N/A N/A 11
Service fees - R-2 ........................................................................... N/A N/A 2
Service fees - R-3 ........................................................................... N/A 1 20
Service fees - R-4 ........................................................................... N/A 2 14
Service fees - R-5 ........................................................................... N/A 1 47
Shareholder reports - Class A ............................................................... 93 5 19
Shareholder reports - Class C ............................................................... 49 2 2
Shareholder reports - Class J ................................................................ N/A N/A 7
Shareholder reports - Institutional .......................................................... 162 138 27
Shareholder reports - R-6 ................................................................... 2 9 N/A
Transfer agent fees - Class A ................................................................ 1,243 158 292
Transfer agent fees - Class C ................................................................ 514 37 32
Transfer agent fees - Class J ................................................................ N/A N/A 178
Transfer agent fees - Institutional ........................................................... 2,046 2,187 249
Chief compliance officer expenses .......................................................... 4 3 1
Custodian fees ............................................................................... 420 180 7
Directors' expenses .......................................................................... 93 70 28
Professional fees ............................................................................ 109 47 41
Other expenses .............................................................................. 143 107 18
Total Gross Expenses 49,983 34,569 8,195
Less: Reimbursement from Manager ....................................................... 3,794 – –
Less: Reimbursement from Manager - Class C ............................................. – – 17
Less: Reimbursement from Manager - Institutional ........................................ 2,027 756 –
Less: Reimbursement from Manager - R-1 ................................................. N/A N/A 3
Less: Reimbursement from Manager - R-3 ................................................. N/A – 6
Less: Reimbursement from Manager - R-4 ................................................. N/A – 4
Less: Reimbursement from Manager - R-5 ................................................. N/A – 14
Less: Reimbursement from Manager - R-6 ................................................. 15 – N/A
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 24
Total Net Expenses 44,147 33,813 8,127
Net Investment Income (Loss) 200,798 55,778 6,355

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Global Diversified
Income Fund
Global Real Estate
Securities Fund
Government & High
Quality Bond Fund
(a)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 274,132 95,678 11,390
Foreign currency contracts .................................................................. (2,569) – –
Foreign currency transactions ............................................................... 183 (285) –
Futures contracts ............................................................................ (410) – 5,812
Swap agreements ............................................................................ 871 – –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 217,278 908,198 (38,226)
Foreign currency contracts .................................................................. (486) – –
Futures contracts ............................................................................ 309 – (1,903)
Swap agreements ............................................................................ (115) – –
Translation of assets and liabilities in foreign currencies ................................... (176) (117) –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures and swap agreements 489,017 1,003,474 (22,927)
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 689,815 $ 1,059,252 $ (16,572)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Government Money
Market Fund High Income Fund
(a)
High Yield Fund
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 81 $ – $ 431
Withholding tax ............................................................................. – (5) –
Interest ....................................................................................... 1,582 198,298 160,261
Securities lending - net ......................................................................
– 213 93
Total Income 1,663 198,506 160,785
Expenses:
Management and investment advisory fees ................................................. 5,744 21,522 15,327
Distribution f ees - Class A .................................................................. N/A 4 1,326
Distribution f ees - Class C .................................................................. N/A N/A 891
Registration fees - Class A .................................................................. N/A 6 28
Registration fees - Class C .................................................................. N/A N/A 18
Registration fees - Institutional ............................................................. 3 20 33
Registration fees - R-6 ...................................................................... N/A N/A 21
Shareholder reports - Class A ............................................................... N/A – 34
Shareholder reports - Institutional .......................................................... 1 1 79
Shareholder reports - R-6 ................................................................... N/A N/A 5
Transfer agent fees - Class A ................................................................ N/A 4 696
Transfer agent fees - Class C ................................................................ N/A N/A 92
Transfer agent fees - Institutional ........................................................... 7 52 1,498
Chief compliance officer expenses .......................................................... 3 3 3
Custodian fees ............................................................................... 45 77 16
Directors' expenses .......................................................................... 72 69 59
Professional fees ............................................................................ 31 52 47
Other expenses .............................................................................. 40 38 54
Total Gross Expenses 5,946 21,848 20,227
Less: Reimbursement from Manager ....................................................... 396 532 –
Less: Reimbursement from Manager - Class A ............................................. N/A 8 –
Less: Reimbursement from Manager - Institutional ........................................ 3,887 – 226
Total Net Expenses 1,663 21,308 20,001
Net Investment Income (Loss) – 177,198 140,784
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... – 40,703 75,087
Foreign currency contracts .................................................................. – (34) 600
Foreign currency transactions ............................................................... – 36 (437)
Swap agreements ............................................................................ – 4,113 (846)
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. – 82,238 72,128
Foreign currency contracts .................................................................. – (102) (75)
Swap agreements ............................................................................ – 129 –
Translation of assets and liabilities in foreign currencies ................................... – – 1
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and swap agreements – 127,083 146,458
Net Increase (Decrease) in Net Assets Resulting from Operations
$ – $ 304,281 $ 287,242
(a)
Class A shares discontinued operations on February 23, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Inflation Protection
Fund
(a),(b)
International
Emerging Markets
Fund
(b)
International Fund
I
(a),(b)
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ – $ 7,540 $ 12,392
Withholding tax ............................................................................. – (790) (1,176)
Interest ....................................................................................... 55,179 – –
Securities lending - net ......................................................................
2 3 47
Total Income 55,181 6,753 11,263
Expenses:
Management and investment advisory fees ................................................. 6,099 3,248 2,562
Distribution f ees - Class A .................................................................. 12 237 8
Distribution f ees - Class C .................................................................. N/A 74 N/A
Distribution f ees - Class J ................................................................... 19 160 N/A
Distribution f ees - R-1 ...................................................................... 5 6 5
Distribution f ees - R-2 ...................................................................... – 2 1
Distribution f ees - R-3 ...................................................................... 22 17 8
Distribution f ees - R-4 ...................................................................... 2 4 3
Administrative service fees - R-1 ........................................................... 4 5 4
Administrative service fees - R-2 ........................................................... – 1 1
Administrative service fees - R-3 ........................................................... 6 5 2
Administrative service fees - R-4 ........................................................... 1 1 1
Administrative service fees - R-5 ........................................................... – 1 –
Registration fees - Class A .................................................................. 3 16 4
Registration fees - Class C .................................................................. N/A 15 N/A
Registration fees - Class J ................................................................... 19 15 N/A
Registration fees - Institutional ............................................................. 28 16 16
Registration fees - R-6 ...................................................................... N/A 17 22
Service fees - R-1 ........................................................................... 3 4 4
Service fees - R-2 ........................................................................... – 2 1
Service fees - R-3 ........................................................................... 22 17 8
Service fees - R-4 ........................................................................... 5 10 7
Service fees - R-5 ........................................................................... 10 25 4
Shareholder reports - Class A ............................................................... – 16 1
Shareholder reports - Class C ............................................................... N/A 1 N/A
Shareholder reports - Class J ................................................................ – 7 N/A
Shareholder reports - Institutional .......................................................... 26 35 34
Shareholder reports - R-6 ................................................................... N/A 1 1
Transfer agent fees - Class A ................................................................ 2 190 8
Transfer agent fees - Class C ................................................................ N/A 24 N/A
Transfer agent fees - Class J ................................................................ 22 204 N/A
Transfer agent fees - Institutional ........................................................... 96 88 121
Chief compliance officer expenses .......................................................... 1 – –
Custodian fees ............................................................................... 27 130 64
Directors' expenses .......................................................................... 32 9 9
Professional fees ............................................................................ 45 31 66
Other expenses .............................................................................. 20 36 10
Total Gross Expenses 6,531 4,670 2,975
Less: Reimbursement from Manager - Class A ............................................. – 38 5
Less: Reimbursement from Manager - Class C ............................................. N/A 10 N/A
Less: Reimbursement from Manager - Class J .............................................. – 82 N/A
Less: Reimbursement from Manager - Institutional ........................................ – 69 39
Less: Reimbursement from Manager - R-6 ................................................. N/A 19 26
Less: Reimbursement from Distributor - Class J ........................................... 3 23 N/A
Total Net Expenses 6,528 4,429 2,905
Net Investment Income (Loss) 48,653 2,324 8,358

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Inflation Protection
Fund
(a),(b)
International
Emerging Markets
Fund
(b)
International Fund
I
(a),(b)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements
Net realized gain (loss) from:
Investment transactions ..................................................................... 61,256 27,734 39,964
Foreign currency contracts .................................................................. 355 – –
Foreign currency transactions ............................................................... (111) (350) (164)
Futures contracts ............................................................................ 1,606 – –
Options and swaptions ...................................................................... 2,482 – –
Swap agreements ............................................................................ 4,337 – –
Net change in unrealized appreciation/(depreciation) of:
Investments  (net of foreign taxes of $ 0 , $ 1,716 and $ 51 , respectively) .................... (20,499) 17,766 35,715
Foreign currency contracts .................................................................. (508) – –
Futures contracts ............................................................................ 303 – –
Options and swaptions ...................................................................... (825) – –
Swap agreements ............................................................................ (2,914) – –
Translation of assets and liabilities in foreign currencies ................................... 25 37 (22)
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies, futures, options and swaptions and swap agreements 45,507 45,187 75,493
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 94,160 $ 47,511 $ 83,851
(a)
Class A shares discontinued operations on February 23, 2021.
(b)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
LargeCap Growth
Fund I
(a)
LargeCap S&P 500
Index Fund
(a)
LargeCap Value Fund
III
(a)
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 59,041 $ 85,026 $ 51,892
Withholding tax ............................................................................. (411) (7) –
Interest ....................................................................................... 16 9 5
Securities lending - net ......................................................................
388 39 145
Total Income 59,034 85,067 52,042
Expenses:
Management and investment advisory fees ................................................. 79,586 8,942 22,166
Distribution f ees - Class A .................................................................. 1,440 870 N/A
Distribution f ees - Class C .................................................................. N/A 664 N/A
Distribution f ees - Class J ................................................................... 597 1,289 118
Distribution f ees - R-1 ...................................................................... 48 58 13
Distribution f ees - R-2 ...................................................................... 10 17 2
Distribution f ees - R-3 ...................................................................... 252 465 15
Distribution f ees - R-4 ...................................................................... 85 146 2
Administrative service fees - R-1 ........................................................... 38 47 10
Administrative service fees - R-2 ........................................................... 7 11 1
Administrative service fees - R-3 ........................................................... 71 130 4
Administrative service fees - R-4 ........................................................... 25 44 1
Administrative service fees - R-5 ........................................................... 34 29 1
Registration fees - Class A .................................................................. 23 30 N/A
Registration fees - Class C .................................................................. N/A 16 N/A
Registration fees - Class J ................................................................... 24 29 15
Registration fees - Institutional ............................................................. 29 30 30
Registration fees - R-6 ...................................................................... 113 N/A N/A
Service fees - R-1 ........................................................................... 34 42 9
Service fees - R-2 ........................................................................... 8 14 1
Service fees - R-3 ........................................................................... 253 465 15
Service fees - R-4 ........................................................................... 212 365 6
Service fees - R-5 ........................................................................... 846 734 22
Shareholder meeting expense ............................................................... 279 – –
Shareholder reports - Class A ............................................................... 43 26 N/A
Shareholder reports - Class C ............................................................... N/A 3 N/A
Shareholder reports - Class J ................................................................ 6 5 –
Shareholder reports - Institutional .......................................................... 32 16 26
Shareholder reports - R-6 ................................................................... 5 N/A N/A
Transfer agent fees - Class A ................................................................ 600 523 N/A
Transfer agent fees - Class C ................................................................ N/A 71 N/A
Transfer agent fees - Class J ................................................................ 248 529 107
Transfer agent fees - Institutional ........................................................... 2,795 434 174
Chief compliance officer expenses .......................................................... 13 6 3
Custodian fees ............................................................................... 50 17 24
Directors' expenses .......................................................................... 247 109 55
Professional fees ............................................................................ 26 23 22
Other expenses .............................................................................. 134 149 24
Total Gross Expenses 88,213 16,348 22,866
Less: Reimbursement from Manager ....................................................... 2,136 – 1,904
Less: Reimbursement from Distributor - Class J ........................................... 86 184 17
Total Net Expenses 85,991 16,164 20,945
Net Investment Income (Loss) (26,957) 68,903 31,097
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 1,630,213 845,467 268,242
Futures contracts ............................................................................ 15,704 41,981 6,378
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 2,677,349 1,145,376 576,016
Futures contracts ............................................................................ 1,763 9,803 764
Net Realized and Unrealized Gain (Loss) on investments and futures 4,325,029 2,042,627 851,400
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 4,298,072 $ 2,111,530 $ 882,497
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands MidCap Fund
(a)
MidCap Growth
Fund
(a)
MidCap Growth Fund
III
(a)
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 103,236 $ 1,469 $ 4,233
Withholding tax ............................................................................. (5,313) (6) (24)
Interest ....................................................................................... – – 2
Securities lending - net ......................................................................
61 1 20
Total Income 97,984 1,464 4,231
Expenses:
Management and investment advisory fees ................................................. 129,006 1,829 10,240
Distribution fees - Class A .................................................................. 4,886 N/A N/A
Distribution fees - Class C .................................................................. 1,250 N/A N/A
Distribution fees - Class J ................................................................... 560 186 80
Distribution fees - R-1 ...................................................................... 372 7 6
Distribution fees - R-2 ...................................................................... 18 2 2
Distribution fees - R-3 ...................................................................... 193 44 10
Distribution fees - R-4 ...................................................................... 78 6 3
Administrative service fees - R-1 ........................................................... 298 5 4
Administrative service fees - R-2 ........................................................... 12 1 1
Administrative service fees - R-3 ........................................................... 54 12 3
Administrative service fees - R-4 ........................................................... 24 2 1
Administrative service fees - R-5 ........................................................... 39 3 1
Registration fees - Class A .................................................................. 48 N/A N/A
Registration fees - Class C .................................................................. 20 N/A N/A
Registration fees - Class J ................................................................... 16 18 15
Registration fees - Institutional ............................................................. 85 16 44
Registration fees - R-6 ...................................................................... 78 N/A N/A
Service fees - R-1 ........................................................................... 266 5 4
Service fees - R-2 ........................................................................... 15 1 2
Service fees - R-3 ........................................................................... 194 44 11
Service fees - R-4 ........................................................................... 194 16 6
Service fees - R-5 ........................................................................... 978 71 17
Shareholder reports - Class A ............................................................... 69 N/A N/A
Shareholder reports - Class C ............................................................... 3 N/A N/A
Shareholder reports - Institutional .......................................................... 749 4 1
Shareholder reports - R-6 ................................................................... 310 N/A N/A
Transfer agent fees - Class A ................................................................ 1,956 N/A N/A
Transfer agent fees - Class C ................................................................ 91 N/A N/A
Transfer agent fees - Class J ................................................................ 259 88 59
Transfer agent fees - Institutional ........................................................... 13,072 94 3
Chief compliance officer expenses .......................................................... 21 – 1
Custodian fees ............................................................................... 9 2 15
Directors' expenses .......................................................................... 408 8 23
Professional fees ............................................................................ 31 20 21
Other expenses .............................................................................. 318 4 14
Total Gross Expenses 155,980 2,488 10,587
Less: Reimbursement from Manager ....................................................... – – 234
Less: Reimbursement from Manager - Institutional ........................................ – 22 –
Less: Reimbursement from Distributor - Class J ........................................... 80 27 12
Total Net Expenses 155,900 2,439 10,341
Net Investment Income (Loss) (57,916) (975) (6,110)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 1,993,893 64,915 287,328
Futures contracts ............................................................................ – – 1,526
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 5,988,393 29,233 134,201
Investment in affiliated securities ........................................................... (4,244) – –
Futures contracts ............................................................................ – – 11
Net Realized and Unrealized Gain (Loss) on investments and futures 7,978,042 94,148 423,066
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 7,920,126 $ 93,173 $ 416,956
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
MidCap S&P 400
Index Fund
(a)
MidCap Value Fund
I
(a)
Money Market Fund
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 19,769 $ 54,120 $ 24
Withholding tax ............................................................................. – (1) –
Interest ....................................................................................... 1 1 858
Securities lending - net ......................................................................
15 109 –
Total Income 19,785 54,229 882
Expenses:
Management and investment advisory fees ................................................. 1,987 17,373 2,933
Distribution f ees - Class A .................................................................. N/A 89 –
Distribution f ees - Class J ................................................................... 209 262 640
Distribution f ees - R-1 ...................................................................... 23 9 N/A
Distribution f ees - R-2 ...................................................................... 8 2 N/A
Distribution f ees - R-3 ...................................................................... 212 36 N/A
Distribution f ees - R-4 ...................................................................... 53 12 N/A
Administrative service fees - R-1 ........................................................... 18 7 N/A
Administrative service fees - R-2 ........................................................... 5 1 N/A
Administrative service fees - R-3 ........................................................... 60 10 N/A
Administrative service fees - R-4 ........................................................... 16 4 N/A
Administrative service fees - R-5 ........................................................... 12 3 N/A
Registration fees - Class A .................................................................. N/A 15 53
Registration fees - Class J ................................................................... 16 18 37
Registration fees - Institutional ............................................................. 19 26 N/A
Registration fees - R-6 ...................................................................... 12 43 N/A
Service fees - R-1 ........................................................................... 16 6 N/A
Service fees - R-2 ........................................................................... 6 2 N/A
Service fees - R-3 ........................................................................... 212 36 N/A
Service fees - R-4 ........................................................................... 134 31 N/A
Service fees - R-5 ........................................................................... 304 69 N/A
Shareholder reports - Class A ............................................................... N/A 1 12
Shareholder reports - Class J ................................................................ 1 5 3
Shareholder reports - Institutional .......................................................... 5 36 N/A
Shareholder reports - R-6 ................................................................... 4 1 N/A
Transfer agent fees - Class A ................................................................ N/A 64 380
Transfer agent fees - Class J ................................................................ 123 210 393
Transfer agent fees - Institutional ........................................................... 127 313 N/A
Chief compliance officer expenses .......................................................... 1 2 1
Custodian fees ............................................................................... 9 37 17
Directors' expenses .......................................................................... 29 52 16
Professional fees ............................................................................ 21 25 32
Other expenses .............................................................................. 27 30 10
Total Gross Expenses 3,669 18,830 4,527
Less: Reimbursement from Manager ....................................................... – 539 –
Less: Reimbursement from Manager - Class A ............................................. N/A – 1,343
Less: Reimbursement from Manager - Class J .............................................. – – 1,662
Less: Reimbursement from Manager - Institutional ........................................ – 116 N/A
Less: Reimbursement from Distributor - Class J ........................................... 30 37 640
Total Net Expenses 3,639 18,138 882
Net Investment Income (Loss) 16,146 36,091 –
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 102,062 299,521 –
Futures contracts ............................................................................ 9,122 4,950 –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 348,934 664,949 –
Futures contracts ............................................................................ (449) (58) –
Net Realized and Unrealized Gain (Loss) on investments and futures 459,669 969,362 –
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 475,815 $ 1,005,453 $ –
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands Overseas Fund
(a),(b)
Principal Capital
Appreciation Fund
(a)
Principal LifeTime
2010 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................. $ – $ – $ 14,649
Dividends .................................................................................... 88,185 29,879 –
Withholding tax ............................................................................. (8,014) (250) –
Interest ....................................................................................... 96 3 –
Securities lending - net ......................................................................
509 1 –
Total Income 80,776 29,633 14,649
Expenses:
Management and investment advisory fees ................................................. 27,536 9,848 N/A
Distribution f ees - Class A .................................................................. N/A 2,930 71
Distribution f ees - Class C .................................................................. N/A 361 N/A
Distribution f ees - Class J ................................................................... N/A N/A 320
Distribution f ees - R-1 ...................................................................... – 6 14
Distribution f ees - R-2 ...................................................................... – 1 3
Distribution f ees - R-3 ...................................................................... 1 40 58
Distribution f ees - R-4 ...................................................................... 1 12 9
Administrative service fees - R-1 ........................................................... – 5 11
Administrative service fees - R-2 ........................................................... – 1 2
Administrative service fees - R-3 ........................................................... 1 11 16
Administrative service fees - R-4 ........................................................... – 3 3
Administrative service fees - R-5 ........................................................... – 4 2
Registration fees - Class A .................................................................. N/A 22 15
Registration fees - Class C .................................................................. N/A 15 N/A
Registration fees - Class J ................................................................... N/A N/A 16
Registration fees - Institutional ............................................................. 31 31 29
Service fees - R-1 ........................................................................... – 4 10
Service fees - R-2 ........................................................................... – 1 2
Service fees - R-3 ........................................................................... 1 40 58
Service fees - R-4 ........................................................................... 2 29 22
Service fees - R-5 ........................................................................... – 88 58
Shareholder reports - Class A ............................................................... N/A 47 2
Shareholder reports - Class C ............................................................... N/A 1 N/A
Shareholder reports - Institutional .......................................................... 42 19 1
Transfer agent fees - Class A ................................................................ N/A 888 26
Transfer agent fees - Class C ................................................................ N/A 47 N/A
Transfer agent fees - Class J ................................................................ N/A N/A 100
Transfer agent fees - Institutional ........................................................... 555 223 19
Chief compliance officer expenses .......................................................... 3 2 1
Custodian fees ............................................................................... 544 13 –
Directors' expenses .......................................................................... 60 44 15
Professional fees ............................................................................ 89 21 17
Other expenses .............................................................................. 76 23 10
Total Gross Expenses 28,942 14,780 910
Less: Reimbursement from Manager ....................................................... 1,034 – –
Less: Reimbursement from Manager - Class A ............................................. N/A – 7
Less: Reimbursement from Manager - Institutional ........................................ – 106 –
Less: Reimbursement from Distributor - Class J ........................................... N/A N/A 46
Total Net Expenses 27,908 14,674 857
Net Investment Income (Loss) 52,868 14,959 13,792
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 403,838 245,186 –
Investment transactions in affiliated Funds ................................................. – – 31,683
Foreign currency transactions ............................................................... (1,254) (29) –
Futures contracts ............................................................................ 2,287 – –
Capital gain distributions received from affiliated Funds ................................... – – 4,489
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 514,585 443,251 –
Investments in affiliated Funds .............................................................. – – 34,706
Futures contracts ............................................................................ 539 – –
Translation of assets and liabilities in foreign currencies ................................... (379) – –
Net Realized and Unrealized Gain (Loss) on investments, foreign currencies and futures 919,616 688,408 70,878
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 972,484 $ 703,367 $ 84,670
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Class R-5 shares discontinued operations on June 11, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Principal LifeTime
2015 Fund
(a)
Principal LifeTime
2020 Fund
(a)
Principal LifeTime
2025 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................. $ 7,318 $ 70,944 $ 31,287
Total Income 7,318 70,944 31,287
Expenses:
Distribution f ees - Class A .................................................................. N/A 275 N/A
Distribution f ees - Class J ................................................................... N/A 1,354 N/A
Distribution f ees - R-1 ...................................................................... 11 61 30
Distribution f ees - R-2 ...................................................................... 2 18 12
Distribution f ees - R-3 ...................................................................... 78 293 336
Distribution f ees - R-4 ...................................................................... 14 50 55
Administrative service fees - R-1 ........................................................... 9 48 24
Administrative service fees - R-2 ........................................................... 1 12 8
Administrative service fees - R-3 ........................................................... 22 82 94
Administrative service fees - R-4 ........................................................... 4 15 17
Administrative service fees - R-5 ........................................................... 3 17 12
Registration fees - Class A .................................................................. N/A 16 N/A
Registration fees - Class J ................................................................... N/A 24 N/A
Registration fees - Institutional ............................................................. 26 81 69
Service fees - R-1 ........................................................................... 8 43 22
Service fees - R-2 ........................................................................... 1 15 10
Service fees - R-3 ........................................................................... 78 293 336
Service fees - R-4 ........................................................................... 35 126 137
Service fees - R-5 ........................................................................... 72 412 309
Shareholder reports - Class A ............................................................... N/A 3 N/A
Shareholder reports - Class J ................................................................ N/A 8 N/A
Shareholder reports - Institutional .......................................................... 1 1 1
Transfer agent fees - Class A ................................................................ N/A 88 N/A
Transfer agent fees - Class J ................................................................ N/A 358 N/A
Transfer agent fees - Institutional ........................................................... 5 57 18
Chief compliance officer expenses .......................................................... – 4 2
Directors' expenses .......................................................................... 10 72 36
Professional fees ............................................................................ 16 18 19
Other expenses .............................................................................. 5 41 18
Total Gross Expenses 401 3,885 1,565
Less: Reimbursement from Distributor - Class J ........................................... N/A 195 N/A
Total Net Expenses 401 3,690 1,565
Net Investment Income (Loss) 6,917 67,254 29,722
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 20,232 219,812 80,610
Capital gain distributions received from affiliated Funds ................................... 2,580 31,701 15,805
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 23,749 329,361 215,379
Net Realized and Unrealized Gain (Loss) on investments 46,561 580,874 311,794
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 53,478 $ 648,128 $ 341,516
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Principal LifeTime
2030 Fund
(a)
Principal LifeTime
2035 Fund
(a)
Principal LifeTime
2040 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................. $ 107,825 $ 26,710 $ 74,247
Total Income 107,825 26,710 74,247
Expenses:
Distribution f ees - Class A .................................................................. 388 N/A 295
Distribution f ees - Class J ................................................................... 2,016 N/A 1,350
Distribution f ees - R-1 ...................................................................... 81 28 60
Distribution f ees - R-2 ...................................................................... 25 12 21
Distribution f ees - R-3 ...................................................................... 425 262 309
Distribution f ees - R-4 ...................................................................... 73 45 55
Administrative service fees - R-1 ........................................................... 65 23 48
Administrative service fees - R-2 ........................................................... 17 8 14
Administrative service fees - R-3 ........................................................... 119 74 87
Administrative service fees - R-4 ........................................................... 22 13 16
Administrative service fees - R-5 ........................................................... 24 11 19
Registration fees - Class A .................................................................. 18 N/A 17
Registration fees - Class J ................................................................... 20 N/A 23
Registration fees - Institutional ............................................................. 108 57 93
Service fees - R-1 ........................................................................... 58 20 43
Service fees - R-2 ........................................................................... 21 10 18
Service fees - R-3 ........................................................................... 426 262 309
Service fees - R-4 ........................................................................... 183 112 137
Service fees - R-5 ........................................................................... 607 277 469
Shareholder reports - Class A ............................................................... 5 N/A 4
Shareholder reports - Class J ................................................................ 9 N/A 7
Shareholder reports - Institutional .......................................................... 1 1 1
Transfer agent fees - Class A ................................................................ 148 N/A 126
Transfer agent fees - Class J ................................................................ 575 N/A 441
Transfer agent fees - Institutional ........................................................... 98 20 85
Chief compliance officer expenses .......................................................... 6 1 4
Directors' expenses .......................................................................... 118 31 87
Professional fees ............................................................................ 18 17 18
Other expenses .............................................................................. 64 16 47
Total Gross Expenses 5,738 1,300 4,203
Less: Reimbursement from Distributor - Class J ........................................... 290 N/A 194
Total Net Expenses 5,448 1,300 4,009
Net Investment Income (Loss) 102,377 25,410 70,238
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 338,134 57,377 224,967
Capital gain distributions received from affiliated Funds ................................... 61,789 18,442 58,696
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 877,926 274,644 826,681
Net Realized and Unrealized Gain (Loss) on investments 1,277,849 350,463 1,110,344
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,380,226 $ 375,873 $ 1,180,582
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Principal LifeTime
2045 Fund
(a)
Principal LifeTime
2050 Fund
(a)
Principal LifeTime
2055 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................. $ 18,470 $ 42,893 $ 9,576
Total Income 18,470 42,893 9,576
Expenses:
Distribution f ees - Class A .................................................................. N/A 243 N/A
Distribution f ees - Class J ................................................................... N/A 438 N/A
Distribution f ees - R-1 ...................................................................... 17 46 11
Distribution f ees - R-2 ...................................................................... 11 17 5
Distribution f ees - R-3 ...................................................................... 209 224 110
Distribution f ees - R-4 ...................................................................... 32 44 17
Administrative service fees - R-1 ........................................................... 14 37 9
Administrative service fees - R-2 ........................................................... 7 11 4
Administrative service fees - R-3 ........................................................... 59 63 30
Administrative service fees - R-4 ........................................................... 9 13 5
Administrative service fees - R-5 ........................................................... 9 13 5
Registration fees - Class A .................................................................. N/A 18 N/A
Registration fees - Class J ................................................................... N/A 18 N/A
Registration fees - Institutional ............................................................. 49 74 35
Service fees - R-1 ........................................................................... 13 33 8
Service fees - R-2 ........................................................................... 9 14 5
Service fees - R-3 ........................................................................... 209 224 110
Service fees - R-4 ........................................................................... 79 110 42
Service fees - R-5 ........................................................................... 219 318 123
Shareholder reports - Class A ............................................................... N/A 5 N/A
Shareholder reports - Class J ................................................................ N/A 3 N/A
Shareholder reports - Institutional .......................................................... 1 1 1
Transfer agent fees - Class A ................................................................ N/A 136 N/A
Transfer agent fees - Class J ................................................................ N/A 221 N/A
Transfer agent fees - Institutional ........................................................... 15 71 15
Chief compliance officer expenses .......................................................... 1 3 1
Directors' expenses .......................................................................... 24 54 15
Professional fees ............................................................................ 17 17 16
Other expenses .............................................................................. 12 30 7
Total Gross Expenses 1,015 2,499 574
Less: Reimbursement from Manager - Class A ............................................. N/A 36 N/A
Less: Reimbursement from Distributor - Class J ........................................... N/A 63 N/A
Total Net Expenses 1,015 2,400 574
Net Investment Income (Loss) 17,455 40,493 9,002
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 35,676 114,791 13,948
Capital gain distributions received from affiliated Funds ................................... 15,835 39,631 9,202
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 257,577 607,713 160,103
Net Realized and Unrealized Gain (Loss) on investments 309,088 762,135 183,253
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 326,543 $ 802,628 $ 192,255
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Principal LifeTime
2060 Fund
(a)
Principal LifeTime
2065 Fund
(a)
Principal LifeTime
Hybrid 2015 Fund
(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................. $ 8,178 $ 672 $ 4,723
Total Income 8,178 672 4,723
Expenses:
Distribution f ees - Class J ................................................................... 25 N/A 63
Distribution f ees - R-1 ...................................................................... 8 1 N/A
Distribution f ees - R-2 ...................................................................... 4 – N/A
Distribution f ees - R-3 ...................................................................... 50 7 –
Distribution f ees - R-4 ...................................................................... 7 1 N/A
Administrative service fees - R-1 ........................................................... 7 1 N/A
Administrative service fees - R-2 ........................................................... 2 – N/A
Administrative service fees - R-3 ........................................................... 14 2 –
Administrative service fees - R-4 ........................................................... 2 – N/A
Administrative service fees - R-5 ........................................................... 3 – –
Registration fees - Class J ................................................................... 15 N/A 16
Registration fees - Institutional ............................................................. 38 25 16
Registration fees - R-6 ...................................................................... N/A N/A 17
Service fees - R-1 ........................................................................... 6 – N/A
Service fees - R-2 ........................................................................... 3 – N/A
Service fees - R-3 ........................................................................... 50 7 –
Service fees - R-4 ........................................................................... 19 3 N/A
Service fees - R-5 ........................................................................... 71 8 –
Shareholder reports - Class J ................................................................ 1 N/A 1
Shareholder reports - Institutional .......................................................... 1 1 1
Shareholder reports - R-6 ................................................................... N/A N/A 1
Transfer agent fees - Class J ................................................................ 29 N/A 17
Transfer agent fees - Institutional ........................................................... 20 1 6
Chief compliance officer expenses .......................................................... 1 – –
Directors' expenses .......................................................................... 13 3 4
Professional fees ............................................................................ 16 17 16
Other expenses .............................................................................. 7 1 3
Total Gross Expenses 412 78 161
Less: Reimbursement from Manager - Class J .............................................. 5 N/A –
Less: Reimbursement from Manager - Institutional ........................................ – 4 16
Less: Reimbursement from Manager - R-6 ................................................. N/A N/A 18
Less: Reimbursement from Distributor - Class J ........................................... 3 N/A 9
Total Net Expenses 404 74 118
Net Investment Income (Loss) 7,774 598 4,605
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 8,902 351 584
Capital gain distributions received from affiliated Funds ................................... 8,040 611 4,686
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 146,695 13,383 6,852
Net Realized and Unrealized Gain (Loss) on investments 163,637 14,345 12,122
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 171,411 $ 14,943 $ 16,727
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Class R-3 and R-5 discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2020 Fund
(a)
Principal LifeTime
Hybrid 2025 Fund
(a)
Principal LifeTime
Hybrid 2030 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................. $ 14,984 $ 13,391 $ 13,828
Total Income 14,984 13,391 13,828
Expenses:
Distribution f ees - Class J ................................................................... 199 225 186
Distribution f ees - R-3 ...................................................................... 1 1 1
Registration fees - Class J ................................................................... 29 35 23
Registration fees - Institutional ............................................................. 20 27 29
Registration fees - R-6 ...................................................................... 20 19 21
Service fees - R-3 ........................................................................... 1 – 1
Service fees - R-5 ........................................................................... 1 1 2
Shareholder reports - Class J ................................................................ 2 3 3
Shareholder reports - Institutional .......................................................... 1 1 1
Shareholder reports - R-6 ................................................................... 1 1 1
Transfer agent fees - Class J ................................................................ 37 48 49
Transfer agent fees - Institutional ........................................................... 24 24 30
Directors' expenses .......................................................................... 10 10 10
Professional fees ............................................................................ 16 16 16
Other expenses .............................................................................. 6 6 6
Total Gross Expenses 368 417 379
Less: Reimbursement from Manager - Institutional ........................................ 21 22 26
Less: Reimbursement from Distributor - Class J ........................................... 28 32 26
Total Net Expenses 319 363 327
Net Investment Income (Loss) 14,665 13,028 13,501
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 2,719 484 1,270
Capital gain distributions received from affiliated Funds ................................... 15,575 14,528 15,684
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 34,217 47,153 61,253
Net Realized and Unrealized Gain (Loss) on investments 52,511 62,165 78,207
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 67,176 $ 75,193 $ 91,708
(a)
Class R-3 and R-5 discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2035 Fund
(a)
Principal LifeTime
Hybrid 2040 Fund
(a)
Principal LifeTime
Hybrid 2045 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................. $ 9,205 $ 7,875 $ 4,762
Total Income 9,205 7,875 4,762
Expenses:
Distribution f ees - Class J ................................................................... 151 118 73
Distribution f ees - R-3 ...................................................................... 1 1 1
Registration fees - Class J ................................................................... 33 23 22
Registration fees - Institutional ............................................................. 21 22 21
Registration fees - R-6 ...................................................................... 20 19 18
Service fees - R-3 ........................................................................... – 1 1
Service fees - R-5 ........................................................................... 1 1 –
Shareholder reports - Class J ................................................................ 3 3 2
Shareholder reports - Institutional .......................................................... 1 1 1
Shareholder reports - R-6 ................................................................... 1 1 2
Transfer agent fees - Class J ................................................................ 42 40 31
Transfer agent fees - Institutional ........................................................... 25 21 18
Directors' expenses .......................................................................... 8 8 6
Professional fees ............................................................................ 16 16 16
Other expenses .............................................................................. 5 5 4
Total Gross Expenses 328 280 216
Less: Reimbursement from Manager - Institutional ........................................ 19 20 22
Less: Reimbursement from Manager - R-6 ................................................. 3 1 11
Less: Reimbursement from Distributor - Class J ........................................... 21 17 10
Total Net Expenses 285 242 173
Net Investment Income (Loss) 8,920 7,633 4,589
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 200 908 144
Capital gain distributions received from affiliated Funds ................................... 10,808 9,603 6,015
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 55,106 58,741 43,097
Net Realized and Unrealized Gain (Loss) on investments 66,114 69,252 49,256
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 75,034 $ 76,885 $ 53,845
(a)
Class R-3 and R-5 discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2050 Fund
(a)
Principal LifeTime
Hybrid 2055 Fund
(a)
Principal LifeTime
Hybrid 2060 Fund
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................. $ 3,499 $ 1,451 $ 475
Total Income 3,499 1,451 475
Expenses:
Distribution f ees - Class J ................................................................... 61 24 9
Registration fees - Class J ................................................................... 19 16 15
Registration fees - Institutional ............................................................. 19 18 16
Registration fees - R-6 ...................................................................... 18 17 17
Service fees - R-5 ........................................................................... 1 1 –
Shareholder reports - Class J ................................................................ 3 2 2
Shareholder reports - Institutional .......................................................... 1 1 1
Shareholder reports - R-6 ................................................................... 1 1 1
Transfer agent fees - Class J ................................................................ 34 25 18
Transfer agent fees - Institutional ........................................................... 13 8 4
Directors' expenses .......................................................................... 5 4 3
Professional fees ............................................................................ 16 16 16
Other expenses .............................................................................. 4 3 2
Total Gross Expenses 195 136 104
Less: Reimbursement from Manager - Class J .............................................. – 20 30
Less: Reimbursement from Manager - Institutional ........................................ 20 24 23
Less: Reimbursement from Manager - R-6 ................................................. 14 22 26
Less: Reimbursement from Distributor - Class J ........................................... 9 3 1
Total Net Expenses 152 67 24
Net Investment Income (Loss) 3,347 1,384 451
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 205 – (3)
Capital gain distributions received from affiliated Funds ................................... 4,564 1,936 642
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 36,453 17,591 6,429
Net Realized and Unrealized Gain (Loss) on investments 41,222 19,527 7,068
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 44,569 $ 20,911 $ 7,519
(a)
Class R-3 and R-5 discontinued operations and converted to Class R-6 shares on February 25, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Principal LifeTime
Hybrid 2065 Fund
(a)
Principal LifeTime
Hybrid Income Fund
(a)
Principal LifeTime
Strategic Income
Fund
(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................. $ 112 $ 3,178 $ 9,438
Total Income 112 3,178 9,438
Expenses:
Distribution f ees - Class A .................................................................. N/A N/A 46
Distribution f ees - Class J ................................................................... 6 41 105
Distribution f ees - R-1 ...................................................................... N/A N/A 9
Distribution f ees - R-2 ...................................................................... N/A N/A 4
Distribution f ees - R-3 ...................................................................... – – 29
Distribution f ees - R-4 ...................................................................... N/A N/A 5
Administrative service fees - R-1 ........................................................... N/A N/A 7
Administrative service fees - R-2 ........................................................... N/A N/A 3
Administrative service fees - R-3 ........................................................... – – 8
Administrative service fees - R-4 ........................................................... N/A N/A 2
Administrative service fees - R-5 ........................................................... – – 1
Registration fees - Class A .................................................................. N/A N/A 18
Registration fees - Class J ................................................................... 16 17 16
Registration fees - Institutional ............................................................. 16 18 33
Registration fees - R-6 ...................................................................... 17 17 N/A
Service fees - R-1 ........................................................................... N/A N/A 6
Service fees - R-2 ........................................................................... N/A N/A 4
Service fees - R-3 ........................................................................... – 1 29
Service fees - R-4 ........................................................................... N/A N/A 13
Service fees - R-5 ........................................................................... – – 39
Shareholder reports - Class A ............................................................... N/A N/A 1
Shareholder reports - Class J ................................................................ 1 1 –
Shareholder reports - Institutional .......................................................... 1 1 2
Shareholder reports - R-6 ................................................................... 1 1 N/A
Transfer agent fees - Class A ................................................................ N/A N/A 21
Transfer agent fees - Class J ................................................................ 11 16 43
Transfer agent fees - Institutional ........................................................... 1 4 14
Directors' expenses .......................................................................... 2 4 10
Professional fees ............................................................................ 18 16 16
Other expenses .............................................................................. 2 3 7
Total Gross Expenses 92 140 491
Less: Reimbursement from Manager - Class A ............................................. N/A N/A 19
Less: Reimbursement from Manager - Class J .............................................. 34 – –
Less: Reimbursement from Manager - Institutional ........................................ 20 20 –
Less: Reimbursement from Manager - R-6 ................................................. 25 22 N/A
Less: Reimbursement from Distributor - Class J ........................................... 1 6 15
Total Net Expenses 12 92 457
Net Investment Income (Loss) 100 3,086 8,981
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 4 36 21,845
Capital gain distributions received from affiliated Funds ................................... 151 2,912 2,142
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 1,384 690 9,003
Net Realized and Unrealized Gain (Loss) on investments 1,539 3,638 32,990
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 1,639 $ 6,724 $ 41,971
(a)
Class R-3 and R-5 discontinued operations and converted to Class R-6 shares on February 25, 2021.
(b)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Real Estate Securities
Fund
(a)
SAM Balanced
Portfolio
(a)
SAM Conservative
Balanced Portfolio
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................. $ – $ 83,061 $ 37,090
Dividends .................................................................................... 115,272 – –
Interest ....................................................................................... 7 – –
Total Income 115,279 83,061 37,090
Expenses:
Management and investment advisory fees ................................................. 44,740 13,123 4,968
Distribution f ees - Class A .................................................................. 754 5,960 1,534
Distribution f ees - Class C .................................................................. 377 3,190 1,309
Distribution f ees - Class J ................................................................... 244 1,865 1,191
Distribution f ees - R-1 ...................................................................... 10 9 8
Distribution f ees - R-2 ...................................................................... 7 3 –
Distribution f ees - R-3 ...................................................................... 98 66 28
Distribution f ees - R-4 ...................................................................... 28 12 12
Administrative service fees - R-1 ........................................................... 8 7 6
Administrative service fees - R-2 ........................................................... 5 2 –
Administrative service fees - R-3 ........................................................... 28 18 8
Administrative service fees - R-4 ........................................................... 8 4 4
Administrative service fees - R-5 ........................................................... 10 4 2
Registration fees - Class A .................................................................. 18 30 29
Registration fees - Class C .................................................................. 15 18 17
Registration fees - Class J ................................................................... 16 39 46
Registration fees - Institutional ............................................................. 90 27 25
Registration fees - R-6 ...................................................................... 32 N/A N/A
Service fees - R-1 ........................................................................... 7 7 5
Service fees - R-2 ........................................................................... 6 2 1
Service fees - R-3 ........................................................................... 98 66 28
Service fees - R-4 ........................................................................... 69 31 31
Service fees - R-5 ........................................................................... 262 91 52
Shareholder reports - Class A ............................................................... 13 80 16
Shareholder reports - Class C ............................................................... 1 8 4
Shareholder reports - Class J ................................................................ 1 8 –
Shareholder reports - Institutional .......................................................... 251 5 2
Shareholder reports - R-6 ................................................................... 35 N/A N/A
Transfer agent fees - Class A ................................................................ 448 1,571 431
Transfer agent fees - Class C ................................................................ 55 278 103
Transfer agent fees - Class J ................................................................ 228 498 289
Transfer agent fees - Institutional ........................................................... 2,644 73 28
Chief compliance officer expenses .......................................................... 5 5 2
Custodian fees ............................................................................... 3 – –
Directors' expenses .......................................................................... 110 95 38
Professional fees ............................................................................ 22 18 17
Other expenses .............................................................................. 55 51 21
Total Gross Expenses 50,801 27,264 10,255
Less: Reimbursement from Distributor - Class J ........................................... 35 268 171
Total Net Expenses 50,766 26,996 10,084
Net Investment Income (Loss) 64,513 56,065 27,006
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions ..................................................................... 504,913 – –
Investment transactions in affiliated Funds ................................................. – 396,631 101,636
Capital gain distributions received from affiliated Funds ................................... – 21,331 5,582
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 1,487,689 – –
Investments in affiliated Funds .............................................................. – 558,457 154,905
Net Realized and Unrealized Gain (Loss) on investments 1,992,602 976,419 262,123
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 2,057,115 $ 1,032,484 $ 289,129
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
SAM Conservative
Growth Portfolio
(a)
SAM Flexible Income
Portfolio
(a)
SAM Strategic Growth
Portfolio
(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds ............................................................. $ 46,995 $ 67,603 $ 29,373
Total Income 46,995 67,603 29,373
Expenses:
Management and investment advisory fees ................................................. 8,999 7,863 5,850
Distribution f ees - Class A .................................................................. 4,665 3,017 3,269
Distribution f ees - Class C .................................................................. 2,110 2,270 1,269
Distribution f ees - Class J ................................................................... 1,060 1,864 558
Distribution f ees - R-1 ...................................................................... 6 8 2
Distribution f ees - R-2 ...................................................................... 2 – 3
Distribution f ees - R-3 ...................................................................... 40 12 20
Distribution f ees - R-4 ...................................................................... 8 5 8
Administrative service fees - R-1 ........................................................... 5 7 1
Administrative service fees - R-2 ........................................................... 1 – 2
Administrative service fees - R-3 ........................................................... 11 3 6
Administrative service fees - R-4 ........................................................... 2 2 2
Administrative service fees - R-5 ........................................................... 3 1 2
Registration fees - Class A .................................................................. 23 61 23
Registration fees - Class C .................................................................. 15 19 15
Registration fees - Class J ................................................................... 32 42 25
Registration fees - Institutional ............................................................. 24 20 24
Service fees - R-1 ........................................................................... 4 6 1
Service fees - R-2 ........................................................................... 1 – 3
Service fees - R-3 ........................................................................... 40 12 20
Service fees - R-4 ........................................................................... 21 13 21
Service fees - R-5 ........................................................................... 68 22 50
Shareholder reports - Class A ............................................................... 60 24 48
Shareholder reports - Class C ............................................................... 14 7 4
Shareholder reports - Class J ................................................................ – 6 –
Shareholder reports - Institutional .......................................................... 2 4 2
Transfer agent fees - Class A ................................................................ 1,257 746 971
Transfer agent fees - Class C ................................................................ 198 181 133
Transfer agent fees - Class J ................................................................ 282 423 197
Transfer agent fees - Institutional ........................................................... 41 49 33
Chief compliance officer expenses .......................................................... 3 3 2
Directors' expenses .......................................................................... 66 58 45
Professional fees ............................................................................ 20 18 17
Other expenses .............................................................................. 35 32 24
Total Gross Expenses 19,118 16,798 12,650
Less: Reimbursement from Distributor - Class J ........................................... 152 268 80
Total Net Expenses 18,966 16,530 12,570
Net Investment Income (Loss) 28,029 51,073 16,803
Net Realized and Unrealized Gain (Loss) on investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds ................................................. 236,627 123,527 127,943
Capital gain distributions received from affiliated Funds ................................... 19,358 8,435 22,124
Net change in unrealized appreciation/(depreciation) of:
Investments in affiliated Funds .............................................................. 599,685 150,448 490,635
Net Realized and Unrealized Gain (Loss) on investments 855,670 282,410 640,702
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 883,699 $ 333,483 $ 657,505
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
Short-Term Income
Fund
(a)
SmallCap Fund
(a)
SmallCap Growth
Fund I
(a)
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ – $ 8,942 $ 9,115
Withholding tax ............................................................................. – (50) (27)
Interest ....................................................................................... 85,080 1 3
Securities lending - net ......................................................................
21 334 634
Total Income 85,101 9,227 9,725
Expenses:
Management and investment advisory fees ................................................. 21,762 8,827 24,764
Distribution f ees - Class A .................................................................. 714 749 N/A
Distribution f ees - Class C .................................................................. 478 288 N/A
Distribution f ees - Class J ................................................................... 246 360 152
Distribution f ees - R-1 ...................................................................... 2 9 9
Distribution f ees - R-2 ...................................................................... 2 2 3
Distribution f ees - R-3 ...................................................................... 35 32 46
Distribution f ees - R-4 ...................................................................... 7 45 21
Administrative service fees - R-1 ........................................................... 2 7 7
Administrative service fees - R-2 ........................................................... 1 1 2
Administrative service fees - R-3 ........................................................... 10 9 13
Administrative service fees - R-4 ........................................................... 2 13 6
Administrative service fees - R-5 ........................................................... 1 4 5
Registration fees - Class A .................................................................. 93 25 N/A
Registration fees - Class C .................................................................. 17 15 N/A
Registration fees - Class J ................................................................... 22 17 19
Registration fees - Institutional ............................................................. 68 46 22
Registration fees - R-6 ...................................................................... N/A 20 68
Service fees - R-1 ........................................................................... 2 6 7
Service fees - R-2 ........................................................................... 1 1 2
Service fees - R-3 ........................................................................... 35 32 46
Service fees - R-4 ........................................................................... 17 112 53
Service fees - R-5 ........................................................................... 31 97 128
Shareholder reports - Class A ............................................................... 15 17 N/A
Shareholder reports - Class C ............................................................... 1 1 N/A
Shareholder reports - Class J ................................................................ – 3 –
Shareholder reports - Institutional .......................................................... 56 44 17
Shareholder reports - R-6 ................................................................... N/A 8 20
Transfer agent fees - Class A ................................................................ 418 354 N/A
Transfer agent fees - Class C ................................................................ 54 45 N/A
Transfer agent fees - Class J ................................................................ 128 239 94
Transfer agent fees - Institutional ........................................................... 1,239 362 260
Chief compliance officer expenses .......................................................... 5 1 3
Custodian fees ............................................................................... 14 16 78
Directors' expenses .......................................................................... 104 26 55
Professional fees ............................................................................ 42 21 22
Other expenses .............................................................................. 64 14 33
Total Gross Expenses 25,688 11,868 25,955
Less: Reimbursement from Manager ....................................................... – – 588
Less: Reimbursement from Manager - Institutional ........................................ 144 10 –
Less: Reimbursement from Manager - R-6 ................................................. N/A 9 1
Less: Reimbursement from Distributor - Class J ........................................... 36 51 22
Total Net Expenses 25,508 11,798 25,344
Net Investment Income (Loss) 59,593 (2,571) (15,619)
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 25,000 113,521 478,080
Futures contracts ............................................................................ 2,028 – 4,310
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. (79,335) 307,745 408,586
Futures contracts ............................................................................ 922 – 289
Net Realized and Unrealized Gain (Loss) on investments and futures (51,385) 421,266 891,265
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 8,208 $ 418,695 $ 875,646
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statements of Operations
Principal Funds, Inc.
Year Ended October 31, 2021

See accompanying notes.
Amounts in thousands
SmallCap S&P 600
Index Fund
(a)
SmallCap Value Fund
II
(a),(b)
Tax-Exempt Bond
Fund
Net Investment Income (Loss)
Income:
Dividends .................................................................................... $ 16,881 $ 20,913 $ 294
Withholding tax ............................................................................. (15) (42) –
Interest ....................................................................................... 4 4 21,060
Securities lending - net ......................................................................
213 173 –
Total Income 17,083 21,048 21,354
Expenses:
Management and investment advisory fees ................................................. 2,100 11,863 3,192
Distribution f ees - Class A .................................................................. N/A 6 977
Distribution f ees - Class C .................................................................. N/A N/A 373
Distribution f ees - Class J ................................................................... 296 30 N/A
Distribution f ees - R-1 ...................................................................... 31 3 N/A
Distribution f ees - R-2 ...................................................................... 9 1 N/A
Distribution f ees - R-3 ...................................................................... 253 14 N/A
Distribution f ees - R-4 ...................................................................... 49 3 N/A
Administrative service fees - R-1 ........................................................... 25 2 N/A
Administrative service fees - R-2 ........................................................... 6 1 N/A
Administrative service fees - R-3 ........................................................... 71 4 N/A
Administrative service fees - R-4 ........................................................... 14 1 N/A
Administrative service fees - R-5 ........................................................... 13 2 N/A
Registration fees - Class A .................................................................. N/A 4 37
Registration fees - Class C .................................................................. N/A N/A 17
Registration fees - Class J ................................................................... 19 15 N/A
Registration fees - Institutional ............................................................. 18 17 24
Registration fees - R-6 ...................................................................... 20 39 N/A
Service fees - R-1 ........................................................................... 23 2 N/A
Service fees - R-2 ........................................................................... 8 1 N/A
Service fees - R-3 ........................................................................... 253 14 N/A
Service fees - R-4 ........................................................................... 121 8 N/A
Service fees - R-5 ........................................................................... 317 44 N/A
Shareholder reports - Class A ............................................................... N/A 1 4
Shareholder reports - Class C ............................................................... N/A N/A 2
Shareholder reports - Class J ................................................................ 1 – N/A
Shareholder reports - Institutional .......................................................... 9 34 7
Shareholder reports - R-6 ................................................................... 3 4 N/A
Transfer agent fees - Class A ................................................................ N/A 7 192
Transfer agent fees - Class C ................................................................ N/A N/A 31
Transfer agent fees - Class J ................................................................ 191 32 N/A
Transfer agent fees - Institutional ........................................................... 179 192 234
Chief compliance officer expenses .......................................................... 1 1 1
Custodian fees ............................................................................... 13 73 3
Directors' expenses .......................................................................... 29 26 16
Interest expense and fees .................................................................... – – 167
Professional fees ............................................................................ 21 35 45
Other expenses .............................................................................. 29 14 10
Total Gross Expenses 4,122 12,493 5,332
Less: Reimbursement from Manager ....................................................... – 254 –
Less: Reimbursement from Manager - Class A ............................................. N/A 6 –
Less: Reimbursement from Manager - Institutional ........................................ 52 176 73
Less: Reimbursement from Distributor - Class J ........................................... 42 4 N/A
Total Net Expenses 4,028 12,053 5,259
Net Investment Income (Loss) 13,055 8,995 16,095
Net Realized and Unrealized Gain (Loss) on investments and futures
Net realized gain (loss) from:
Investment transactions ..................................................................... 116,879 266,346 (121)
Futures contracts ............................................................................ 7,697 913 –
Net change in unrealized appreciation/(depreciation) of:
Investments .................................................................................. 440,779 250,419 17,190
Futures contracts ............................................................................ (403) 147 –
Net Realized and Unrealized Gain (Loss) on investments and futures 564,952 517,825 17,069
Net Increase (Decrease) in Net Assets Resulting from Operations
$ 578,007 $ 526,820 $ 33,164
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands California Municipal Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 14,882 $ 14,565
Net realized gain (loss) on investments ............................................................................................. 479 (7,058)
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
9,893 3,227
Net Increase (Decrease) in Net Assets Resulting from Operations 25,254 10,734
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (15,274) (12,303)
Total Dividends and Distributions (15,274) (12,303)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
64,219 61,399
Total Increase (Decrease) in Net Assets 74,199 59,830
Net Assets
Beginning of period .................................................................................................................
654,100 594,270
End of period .......................................................................................................................
$ 728,299 $ 654,100
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2021
Dollars:
Sold .................................................................................. $ 97,651 $ 5,848 $ 84,741
Reinvested ............................................................................. 9,317 530 3,877
Redeemed ..............................................................................
(88,501) (9,013) (40,231)
Net Increase (Decrease) ....................................................................
$ 18,467 $ (2,635) $ 48,387
Shares:
Sold .................................................................................. 8,778 524 7,618
Reinvested ............................................................................. 838 48 348
Redeemed ..............................................................................
(7,966) (809) (3,613)
Net Increase (Decrease) ....................................................................
1,650 (237) 4,353
Year Ended October 31, 2020
Dollars:
Sold .................................................................................. $ 140,163 $ 10,476 $ 101,850
Reinvested ............................................................................. 7,929 451 2,587
Redeemed ..............................................................................
(121,117) (11,270) (69,670)
Net Increase (Decrease) ....................................................................
$ 26,975 $ (343) $ 34,767
Shares:
Sold .................................................................................. 12,957 964 9,521
Reinvested ............................................................................. 735 42 240
Redeemed ..............................................................................
(11,500) (1,051) (6,646)
Net Increase (Decrease) ....................................................................
2,192 (45) 3,115
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
From net investment income and net realized gain on investments ...................................... $ (9,979) $ (547) $ (4,748)
Total Dividends and Distributions
$ (9,979) $ (547) $ (4,748)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ...................................... $ (8,566) $ (481) $ (3,256)
Total Dividends and Distributions
$ (8,566) $ (481) $ (3,256)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Core Fixed Income Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 170,214 $ 173,555
Net realized gain (loss) on investments ............................................................................................. (221) 42,017
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
(161,824) 293,397
Net Increase (Decrease) in Net Assets Resulting from Operations 8,169 508,969
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (232,772) (209,289)
Total Dividends and Distributions (232,772) (209,289)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
1,102,989 2,571,479
Total Increase (Decrease) in Net Assets 878,386 2,871,159
Net Assets
Beginning of period .................................................................................................................
9,561,998 6,690,839
End of period .......................................................................................................................
$ 10,440,384 $ 9,561,998
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................. $ 73,421 $ 7,649 $ 31,168 $ 339,416 $ 936 $ 87 $ 7,417 $ 8,924 $ 9,100 $ 2,096,264
Reinvested ............ 5,922 448 2,502 15,502 171 5 297 195 715 206,327
Redeemed .............
(115,724) (29,531) (48,281) (242, 323) (2,481) (1,794) (14,970) (7,400) (15,330) (1,225,643)
Net Increase (Decrease) ...
$ (36,381) $ (21,434) $ (14,611) $ 112,595 $ (1,374) $ (1,702) $ (7,256) $ 1,719 $ (5,515) $ 1,076,948
Shares:
Sold ................. 7,261 750 3,070 33,494 91 8 735 885 897 206,822
Reinvested ............ 588 44 248 1,536 17 1 29 19 71 20,464
Redeemed .............
(11,525) (2,924) (4,789) (23,977) (245) (178) (1,481) (728) (1,512) (121,532)
Net Increase (Decrease) ...
(3,676) (2,130) (1,471) 11,053 (137) (169) (717) 176 (544) 105,754
Year Ended October 31, 2020
Dollars:
Sold ................. $ 161,792 $ 18,170 $ 67,061 $ 358,926 $ 2,359 $ 615 $ 6,293 $ 8,648 $ 13,619 $ 4,003,654
Reinvested ............ 6,309 683 2,558 13,694 249 26 457 298 842 183,374
Redeemed .............
(102,972) (16,338) (38,964) (239,830) (5,374) (1,155) (12,551) (13,887) (13,142) (1,833,935)
Net Increase (Decrease) ...
$ 65,129 $ 2,515 $ 30,655 $ 132,790 $ (2,766) $ (514) $ (5,801) $ (4,941) $ 1,319 $ 2,353,093
Shares:
Sold ................. 16,193 1,796 6,682 35,833 237 61 625 871 1,356 400,671
Reinvested ............ 628 68 255 1,362 25 3 45 29 84 18,289
Redeemed .............
(10,367) (1,626) (3,940) (24,070) (540) (115) (1,250) (1,399) (1,319) (184,581)
Net Increase (Decrease) ...
6,454 238 2,997 13,125 (278) (51) (580) (499) 121 234,379
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2021
(a)
From net investment income
and net realized gain on
investments ............ $ (6,128) $ (457) $ (2,535) $ (15,902) $ (171) $ (8) $ (301) $ (195) $ (715) $ (206,360)
Total Dividends and
Distributions
$ (6,128) $ (457) $ (2,535) $ (15,902) $ (171) $ (8) $ (301) $ (195) $ (715) $ (206,360)
Year Ended October 31, 2020
From net investment income
and net realized gain on
investments ............ $ (6,508) $ (702) $ (2,594) $ (14,229) $ (249) $ (36) $ (457) $ (298) $ (842) $ (183,374)
Total Dividends and
Distributions
$ (6,508) $ (702) $ (2,594) $ (14,229) $ (249) $ (36) $ (457) $ (298) $ (842) $ (183,374)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Core Plus Bond Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 11,922 $ 14,464
Net realized gain (loss) on investments , futures and swap agreements ............................................................. 10,386 52,007
Net change in unrealized appreciation/(depreciation) of investments , futures and swap agreements ..............................
(13,175) (30,079)
Net Increase (Decrease) in Net Assets Resulting from Operations 9,133 36,392
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (44,110) (19,528)
Total Dividends and Distributions (44,110) (19,528)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
84,178 (815,068)
Total Increase (Decrease) in Net Assets 49,201 (798,204)
Net Assets
Beginning of period .................................................................................................................
661,707 1,459,911
End of period .......................................................................................................................
$ 710,908 $ 661,707
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 13,064 $ 12,617 $ 137,175 $ 712 $ 80 $ 8,460 $ 2,893 $ 10,450
Reinvested ..................... 6,237 9,575 22,776 221 243 1,237 505 3,141
Redeemed ......................
(20,333) (27,428) (62,519) (1,258) (4,922) (8,694) (4,466) (15,588)
Net Increase (Decrease) ............
$ (1,032) $ (5,236) $ 97,432 $ (325) $ (4,599) $ 1,003 $ (1,068) $ (1,997)
Shares:
Sold .......................... 1,166 1,116 12,287 64 7 769 257 943
Reinvested ..................... 558 849 2,040 20 22 111 44 283
Redeemed ......................
(1,832) (2,442) (5,609) (111) (452) (786) (396) (1,409)
Net Increase (Decrease) ............
(108) (477) 8,718 (27) (423) 94 (95) (183)
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 21,807 $ 34,698 $ 152,790 $ 2,106 $ 2,771 $ 8,088 $ 3,942 $ 15,292
Reinvested ..................... 2,658 4,233 9,036 113 112 509 294 1,348
Redeemed ......................
(16,564) (26,971) (1,004,138) (2,908) (2,234) (6,682) (7,678) (7,690)
Net Increase (Decrease) ............
$ 7,901 $ 11,960 $ (842,312) $ (689) $ 649 $ 1,915 $ (3,442) $ 8,950
Shares:
Sold .......................... 1,911 3,018 13,400 186 246 713 343 1,358
Reinvested ..................... 235 372 799 10 10 45 26 120
Redeemed ......................
(1,460) (2,366) (90,527) (258) (200) (597) (671) (684)
Net Increase (Decrease) ............
686 1,024 (76,328) (62) 56 161 (302) 794
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (6,364) $ (9,616) $ (22,783) $ (221) $ (243) $ (1,237) $ (505) $ (3,141)
Total Dividends and Distributions
$ (6,364) $ (9,616) $ (22,783) $ (221) $ (243) $ (1,237) $ (505) $ (3,141)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (2,745) $ (4,265) $ (10,140) $ (113) $ (112) $ (510) $ (294) $ (1,349)
Total Dividends and Distributions
$ (2,745) $ (4,265) $ (10,140) $ (113) $ (112) $ (510) $ (294) $ (1,349)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Diversified International Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 134,963 $ 163,848
Net realized gain (loss) on investments and foreign currencies .................................................................... 3,756,831 68,444
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ......................................
(716,757) 320,001
Net Increase (Decrease) in Net Assets Resulting from Operations 3,175,037 552,293
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (149,185) (280,076)
Total Dividends and Distributions (149,185) (280,076)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(8,643,701) (1,071,622)
Total Increase (Decrease) in Net Assets (5,617,849) (799,405)
Net Assets
Beginning of period .................................................................................................................
11,192,481 11,991,886
End of period .......................................................................................................................
$ 5,574,632 $ 11,192,481
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................. $ 29,691 $ 1,898 $ 12,938 $ 131,983 $ 420 $ 87 $ 5,018 $ 3,236 $ 8,719 $ 860,813
Reinvested ............ 1,677 1 1,473 5,027 13 9 85 92 348 140,041
Redeemed .............
(32,663) (4,222) (19,618) (93,960) (1,082) (2,567) (5,014) (6,231) (8,678) (9,673,235)
Net Increase (Decrease) ...
$ (1,295) $ (2,323) $ (5,207) $ 43,050 $ (649) $ (2,471) $ 89 $ (2,903) $ 389 $ (8,672,381)
Shares:
Sold ................. 1,887 121 834 8,429 27 6 321 204 551 55,183
Reinvested ............ 112 – 99 337 1 – 6 6 23 9,399
Redeemed .............
(2,080) (266) (1,270) (6,059) (69) (166) (321) (392) (547) (605,880)
Net Increase (Decrease) ...
(81) (145) (337) 2,707 (41) (160) 6 (182) 27 (541,298)
Year Ended October 31, 2020
Dollars:
Sold ................. $ 14,280 $ 877 $ 6,357 $ 94,406 $ 422 $ 424 $ 2,313 $ 1,519 $ 6,179 $ 2,303,812
Issued in acquisitions ..... 6,070 – – 8,828 – – – – – 58,945
Reinvested ............ 3,543 110 3,024 8,086 45 45 209 336 851 263,346
Redeemed .............
(33,895) (2,705) (20,465) (79,192) (1,247) (1,970) (3,962) (8,192) (16,780) (3,687,241)
Net Increase (Decrease) ...
$ (10,002) $ (1,718) $ (11,084) $ 32,128 $ (780) $ (1,501) $ (1,440) $ (6,337) $ (9,750) $ (1,061,138)
Shares:
Sold ................. 1,192 73 536 8,163 35 36 193 126 524 184,053
Issued in acquisitions ..... 469 – – 689 – – – – – 5,040
Reinvested ............ 275 8 237 631 4 3 16 26 65 20,574
Redeemed .............
(2,808) (225) (1,717) (6,573) (103) (165) (335) (687) (1,371) (287,964)
Net Increase (Decrease) ...
(872) (144) (944) 2,910 (64) (126) (126) (535) (782) (78,297)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2021
(a)
From net investment income
and net realized gain on
investments ............ $ (1,884) $ (1) $ (1,473) $ (5,037) $ (13) $ (9) $ (85) $ (92) $ (348) $ (140,243)
Total Dividends and
Distributions
$ (1,884) $ (1) $ (1,473) $ (5,037) $ (13) $ (9) $ (85) $ (92) $ (348) $ (140,243)
Year Ended October 31, 2020
From net investment income
and net realized gain on
investments ............ $ (3,988) $ (112) $ (3,029) $ (8,111) $ (45) $ (49) $ (209) $ (336) $ (851) $ (263,346)
Total Dividends and
Distributions
$ (3,988) $ (112) $ (3,029) $ (8,111) $ (45) $ (49) $ (209) $ (336) $ (851) $ (263,346)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Equity Income Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 163,181 $ 158,440
Net realized gain (loss) on investments ............................................................................................. 514,548 (67,602)
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
2,360,286 (363,399)
Net Increase (Decrease) in Net Assets Resulting from Operations 3,038,015 (272,561)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (155,255) (378,654)
Total Dividends and Distributions (155,255) (378,654)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
213,718 593,142
Total Increase (Decrease) in Net Assets 3,096,478 (58,073)
Net Assets
Beginning of period .................................................................................................................
7,790,990 7,849,063
End of period .......................................................................................................................
$ 10,887,468 $ 7,790,990
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 158,296 $ 28,269 $ 15,621 $ 2,632,953 $ 882 $ 65 $ 10,233 $ 14,239 $ 19,338
Reinvested ..................... 15,828 680 1,032 132,073 23 6 318 368 2,218
Redeemed ......................
(174,610) (63,508) (13,040) (2,516,094) (1,219) (3,130) (9,272) (19,688) (18,163)
Net Increase (Decrease) ............
$ (486) $ (34,559) $ 3,613 $ 248,932 $ (314) $ (3,059) $ 1,279 $ (5,081) $ 3,393
Shares:
Sold .......................... 4,150 762 405 70,472 22 2 268 362 514
Reinvested ..................... 418 19 27 3,483 1 – 8 10 58
Redeemed ......................
(4,588) (1,703) (342) (65,587) (31) (85) (249) (523) (478)
Net Increase (Decrease) ............
(20) (922) 90 8,368 (8) (83) 27 (151) 94
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 132,488 $ 29,428 $ 6,033 $ 1,609,791 $ 298 $ 816 $ 5,751 $ 6,250 $ 12,641
Reinvested ..................... 50,596 5,532 3,075 302,208 104 107 1,248 1,381 6,969
Redeemed ......................
(232,782) (55,098) (12,265) (1,216,675) (517) (1,885) (11,938) (13,199) (37,215)
Net Increase (Decrease) ............
$ (49,698) $ (20,138) $ (3,157) $ 695,324 $ (115) $ (962) $ (4,939) $ (5,568) $ (17,605)
Shares:
Sold .......................... 4,276 954 199 52,417 10 27 199 212 419
Reinvested ..................... 1,596 177 97 9,604 3 3 39 44 220
Redeemed ......................
(7,742) (1,895) (402) (40,324) (17) (63) (395) (413) (1,194)
Net Increase (Decrease) ............
(1,870) (764) (106) 21,697 (4) (33) (157) (157) (555)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (16,435) $ (715) $ (1,035) $ (134,137) $ (23) $ (6) $ (318) $ (368) $ (2,218)
Total Dividends and Distributions
$ (16,435) $ (715) $ (1,035) $ (134,137) $ (23) $ (6) $ (318) $ (368) $ (2,218)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (52,367) $ (6,002) $ (3,083) $ (307,348) $ (104) $ (151) $ (1,248) $ (1,381) $ (6,970)
Total Dividends and Distributions
$ (52,367) $ (6,002) $ (3,083) $ (307,348) $ (104) $ (151) $ (1,248) $ (1,381) $ (6,970)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Finisterre Emerging Markets Total
Return Bond Fund
(a)
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 20,993 $ 8,763
Net realized gain (loss) on investments, foreign currencies, futures and swap agreements ........................................ (8,966) 2,777
Net change in unrealized appreciation/(depreciation) of investments, foreign currencies, futures and swap agreements .........
(5,802) (7,773)
Net Increase (Decrease) in Net Assets Resulting from Operations 6,225 3,767
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (16,197) (13,109)
From tax return of capital ...........................................................................................................
(2,472) –
Total Dividends and Distributions (18,669) (13,109)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
559,650 (3,917)
Total Increase (Decrease) in Net Assets 547,206 (13,259)
Net Assets
Beginning of period .................................................................................................................
229,948 243,207
End of period .......................................................................................................................
$ 777,154 $ 229,948
Class A Institutional
Capital Share Transactions:
Year Ended October 31, 2021
Dollars:
Sold .............................................................................................. $ 5,763 $ 669,924
Reinvested ......................................................................................... 191 18,467
Redeemed ..........................................................................................
(2,306) (132,389)
Net Increase (Decrease) ................................................................................
$ 3,648 $ 556,002
Shares:
Sold .............................................................................................. 544 63,607
Reinvested ......................................................................................... 18 1,748
Redeemed ..........................................................................................
(220) (12,565)
Net Increase (Decrease) ................................................................................
342 52,790
Year Ended October 31, 2020
Dollars:
Sold .............................................................................................. $ 3,029 $ 174,641
Reinvested ......................................................................................... 117 12,983
Redeemed ..........................................................................................
(1,362) (193,325)
Net Increase (Decrease) ................................................................................
$ 1,784 $ (5,701)
Shares:
Sold .............................................................................................. 294 17,149
Reinvested ......................................................................................... 11 1,257
Redeemed ..........................................................................................
(134) (19,262)
Net Increase (Decrease) ................................................................................
171 (856)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
From net investment income and net realized gain on investments .................................................. $ (170) $ (16,027)
From tax return of capital ............................................................................... (22) (2,450)
Total Dividends and Distributions
$ (192) $ (18,477)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .................................................. $ (117) $ (12,992)
Total Dividends and Distributions
$ (117) $ (12,992)
(a)
Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond Fund.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Diversified Income Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 200,798 $ 301,100
Net realized gain (loss) on investments , foreign currencies , futures and swap agreements ........................................ 272,207 (429,101)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures and swap agreements .........
216,810 (319,233)
Net Increase (Decrease) in Net Assets Resulting from Operations 689,815 (447,234)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (206,008) (287,779)
From tax return of capital ...........................................................................................................
– (17,238)
Total Dividends and Distributions (206,008) (305,017)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(883,986) (2,088,046)
Total Increase (Decrease) in Net Assets (400,179) (2,840,297)
Net Assets
Beginning of period .................................................................................................................
4,894,682 7,734,979
End of period .......................................................................................................................
$ 4,494,503 $ 4,894,682
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2021
Dollars:
Sold ....................................................................... $ 398,884 $ 22,576 $ 428,495 $ 62,403
Reinvested .................................................................. 51,465 21,459 100,787 5,201
Redeemed ...................................................................
(349,124) (482,622) (1,031,201) (112,309)
Net Increase (Decrease) .........................................................
$ 101,225 $ (438,587) $ (501,919) $ (44,705)
Shares:
Sold ....................................................................... 29,031 1,656 31,566 4,594
Reinvested .................................................................. 3,759 1,587 7,415 384
Redeemed ...................................................................
(25,596) (35,493) (76,320) (8,319)
Net Increase (Decrease) .........................................................
7,194 (32,250) (37,339) (3,341)
Year Ended October 31, 2020
Dollars:
Sold ....................................................................... $ 375,128 $ 48,195 $ 778,615 $ 76,106
Reinvested .................................................................. 54,192 39,105 164,794 10,926
Redeemed ...................................................................
(483,567) (539,679) (2,430,769) (181,092)
Net Increase (Decrease) .........................................................
$ (54,247) $ (452,379) $ (1,487,360) $ (94,060)
Shares:
Sold ....................................................................... 29,803 3,709 60,702 6,120
Reinvested .................................................................. 4,273 3,101 13,049 870
Redeemed ...................................................................
(38,548) (43,464) (200,071) (14,636)
Net Increase (Decrease) .........................................................
(4,472) (36,654) (126,320) (7,646)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
From net investment income and net realized gain on investments ........................... $ (59,957) $ (22,349) $ (118,462) $ (5,240)
Total Dividends and Distributions
$ (59,957) $ (22,349) $ (118,462) $ (5,240)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................... $ (56,623) $ (41,948) $ (178,907) $ (10,301)
From tax return of capital ........................................................ (3,493) (2,464) (10,654) (627)
Total Dividends and Distributions
$ (60,116) $ (44,412) $ (189,561) $ (10,928)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Global Real Estate Securities Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 55,778 $ 55,914
Net realized gain (loss) on investments and foreign currencies .................................................................... 95,393 (73,113)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ......................................
908,081 (560,487)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,059,252 (577,686)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (25,224) (146,898)
Total Dividends and Distributions (25,224) (146,898)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
350,574 (37,314)
Total Increase (Decrease) in Net Assets 1,384,602 (761,898)
Net Assets
Beginning of period .................................................................................................................
2,733,022 3,494,920
End of period .......................................................................................................................
$ 4,117,624 $ 2,733,022
Class A Class C Institutional R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
Dollars:
Sold ..................................... $ 31,259 $ 3,824 $ 713,308 $ 229 $ 109 $ 123 $ 310,790
Reinvested ................................ 607 130 13,488 3 5 2 9,355
Redeemed .................................
(31,953) (9,402) (526,746) (200) (53) (47) (164,257)
Net Increase (Decrease) .......................
$ (87) $ (5,448) $ 200,050 $ 32 $ 61 $ 78 $ 155,888
Shares:
Sold ..................................... 3,191 400 68,269 21 11 11 28,987
Reinvested ................................ 67 15 1,383 1 – – 958
Redeemed .................................
(3,318) (1,008) (49,840) (19) (5) (4) (15,448)
Net Increase (Decrease) .......................
(60) (593) 19,812 3 6 7 14,497
Year Ended October 31, 2020
Dollars:
Sold ..................................... $ 53,568 $ 5,164 $ 828,628 $ 160 $ 973 $ 231 $ 331,817
Reinvested ................................ 4,904 1,345 78,991 16 27 7 51,204
Redeemed .................................
(72,530) (11,074) (1,076,001) (99) (316) (131) (234,198)
Net Increase (Decrease) .......................
$ (14,058) $ (4,565) $ (168,382) $ 77 $ 684 $ 107 $ 148,823
Shares:
Sold ..................................... 6,464 602 91,914 18 95 24 37,131
Reinvested ................................ 517 147 7,743 2 3 – 5,024
Redeemed .................................
(8,778) (1,384) (117,999) (11) (34) (15) (25,982)
Net Increase (Decrease) .......................
(1,797) (635) (18,342) 9 64 9 16,173
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
From net investment income and net realized gain on
investments ................................ $ (709) $ (131) $ (14,884) $ (3) $ (5) $ (2) $ (9,490)
Total Dividends and Distributions
$ (709) $ (131) $ (14,884) $ (3) $ (5) $ (2) $ (9,490)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments ................................ $ (5,571) $ (1,405) $ (87,953) $ (16) $ (27) $ (7) $ (51,919)
Total Dividends and Distributions
$ (5,571) $ (1,405) $ (87,953) $ (16) $ (27) $ (7) $ (51,919)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government & High Quality Bond Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 6,355 $ 27,010
Net realized gain (loss) on investments and futures ................................................................................ 17,202 5,917
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
(40,129) 16,550
Net Increase (Decrease) in Net Assets Resulting from Operations (16,572) 49,477
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (17,281) (38,034)
Total Dividends and Distributions (17,281) (38,034)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(361,528) (132,092)
Total Increase (Decrease) in Net Assets (395,381) (120,649)
Net Assets
Beginning of period .................................................................................................................
1,541,579 1,662,228
End of period .......................................................................................................................
$ 1,146,198 $ 1,541,579
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 32,469 $ 1,951 $ 12,682 $ 104,943 $ 732 $ 150 $ 5,226 $ 3,973 $ 3,994
Reinvested ..................... 2,700 75 1,187 12,553 28 7 75 64 238
Redeemed ......................
(63,377) (16,161) (29,720) (407,833) (2,906) (2,029) (8,324) (2,767) (11,458)
Net Increase (Decrease) ............
$ (28,208) $ (14,135) $ (15,851) $ (290,337) $ (2,146) $ (1,872) $ (3,023) $ 1,270 $ (7,226)
Shares:
Sold .......................... 3,097 186 1,205 9,997 69 14 498 380 379
Reinvested ..................... 258 7 113 1,196 3 1 7 6 23
Redeemed ......................
(6,044) (1,543) (2,827) (38,851) (278) (193) (794) (263) (1,087)
Net Increase (Decrease) ............
(2,689) (1,350) (1,509) (27,658) (206) (178) (289) 123 (685)
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 67,300 $ 11,609 $ 35,149 $ 249,945 $ 3,315 $ 841 $ 5,058 $ 4,236 $ 7,869
Reinvested ..................... 5,026 400 2,344 27,346 54 38 208 170 519
Redeemed ......................
(44,339) (13,742) (28,575) (439,178) (1,662) (3,321) (7,944) (7,874) (6,884)
Net Increase (Decrease) ............
$ 27,987 $ (1,733) $ 8,918 $ (161,887) $ 1,707 $ (2,442) $ (2,678) $ (3,468) $ 1,504
Shares:
Sold .......................... 6,371 1,099 3,316 23,605 313 80 478 401 742
Reinvested ..................... 475 38 221 2,582 5 4 20 16 49
Redeemed ......................
(4,196) (1,300) (2,699) (41,401) (157) (314) (748) (744) (650)
Net Increase (Decrease) ............
2,650 (163) 838 (15,214) 161 (230) (250) (327) 141
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (2,795) $ (76) $ (1,197) $ (12,801) $ (28) $ (7) $ (75) $ (64) $ (238)
Total Dividends and Distributions
$ (2,795) $ (76) $ (1,197) $ (12,801) $ (28) $ (7) $ (75) $ (64) $ (238)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (5,201) $ (408) $ (2,362) $ (29,058) $ (54) $ (49) $ (208) $ (175) $ (519)
Total Dividends and Distributions
$ (5,201) $ (408) $ (2,362) $ (29,058) $ (54) $ (49) $ (208) $ (175) $ (519)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Government Money Market Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ – $ 21,680
Net realized gain (loss) on investments ............................................................................................. – 35
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations – 21,715
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ – (21,715)
Total Dividends and Distributions – (21,715)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
579,816 (894,600)
Total Increase (Decrease) in Net Assets 579,816 (894,600)
Net Assets
Beginning of period .................................................................................................................
3,077,863 3,972,463
End of period .......................................................................................................................
$ 3,657,679 $ 3,077,863
Institutional
Capital Share Transactions:
Year Ended October 31, 2021
Dollars:
Sold ......................................................................................................... $ 50,524,273
Redeemed .....................................................................................................
(49,944,457)
Net Increase (Decrease) ...........................................................................................
$ 579,816
Shares:
Sold ......................................................................................................... 50,524,273
Redeemed .....................................................................................................
(49,944,457)
Net Increase (Decrease) ...........................................................................................
579,816
Year Ended October 31, 2020
Dollars:
Sold ......................................................................................................... $ 52,671,569
Redeemed .....................................................................................................
(53,566,169)
Net Increase (Decrease) ...........................................................................................
$ (894,600)
Shares:
Sold ......................................................................................................... 52,671,569
Redeemed .....................................................................................................
(53,566,169)
Net Increase (Decrease) ...........................................................................................
(894,600)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
From net investment income and net realized gain on investments ............................................................. $ –
Total Dividends and Distributions
$ –
Year Ended October 31, 2020
From net investment income and net realized gain on investments ............................................................. $ (21,715)
Total Dividends and Distributions
$ (21,715)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands High Income Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 177,198 $ 177,822
Net realized gain (loss) on investments , foreign currencies and swap agreements ................................................. 44,818 (148,708)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and swap agreements ..................
82,265 33,905
Net Increase (Decrease) in Net Assets Resulting from Operations 304,281 63,019
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (184,520) (181,729)
Total Dividends and Distributions (184,520) (181,729)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
575,999 26,076
Total Increase (Decrease) in Net Assets 695,760 (92,634)
Net Assets
Beginning of period .................................................................................................................
3,025,176 3,117,810
End of period .......................................................................................................................
$ 3,720,936 $ 3,025,176
Class A Institutional
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .............................................................................................. $ 440 $ 857,562
Reinvested ......................................................................................... 66 184,440
Redeemed ..........................................................................................
(5,546) (460,963)
Net Increase (Decrease) ................................................................................
$ (5,040) $ 581,039
Shares:
Sold .............................................................................................. 47 91,573
Reinvested ......................................................................................... 7 19,663
Redeemed ..........................................................................................
(590) (49,149)
Net Increase (Decrease) ................................................................................
(536) 62,087
Year Ended October 31, 2020
Dollars:
Sold .............................................................................................. $ 903 $ 538,486
Reinvested ......................................................................................... 292 181,406
Redeemed ..........................................................................................
(1,676) (693,335)
Net Increase (Decrease) ................................................................................
$ (481) $ 26,557
Shares:
Sold .............................................................................................. 97 59,142
Reinvested ......................................................................................... 33 20,344
Redeemed ..........................................................................................
(190) (78,457)
Net Increase (Decrease) ................................................................................
(60) 1,029
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .................................................. $ (80) $ (184,440)
Total Dividends and Distributions
$ (80) $ (184,440)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .................................................. $ (294) $ (181,435)
Total Dividends and Distributions
$ (294) $ (181,435)
(a)
Class A shares discontinued operations on February 23, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands High Yield Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 140,784 $ 157,764
Net realized gain (loss) on investments , foreign currencies and swap agreements ................................................. 74,404 (137,490)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ......................................
72,054 87,706
Net Increase (Decrease) in Net Assets Resulting from Operations 287,242 107,980
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (151,386) (160,775)
Total Dividends and Distributions (151,386) (160,775)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(222,262) 64,905
Total Increase (Decrease) in Net Assets (86,406) 12,110
Net Assets
Beginning of period .................................................................................................................
2,983,092 2,970,982
End of period .......................................................................................................................
$ 2,896,686 $ 2,983,092
Class A Class C Institutional R-6
Capital Share Transactions:
Year Ended October 31, 2021
Dollars:
Sold ....................................................................... $ 190,201 $ 5,937 $ 412,092 $ 125,613
Reinvested .................................................................. 23,505 3,508 71,583 24,838
Redeemed ...................................................................
(211,085) (70,136) (389,711) (408,607)
Net Increase (Decrease) .........................................................
$ 2,621 $ (60,691) $ 93,964 $ (258,156)
Shares:
Sold ....................................................................... 25,964 801 56,640 17,333
Reinvested .................................................................. 3,207 473 9,841 3,415
Redeemed ...................................................................
(28,846) (9,468) (53,628) (56,149)
Net Increase (Decrease) .........................................................
325 (8,194) 12,853 (35,401)
Year Ended October 31, 2020
Dollars:
Sold ....................................................................... $ 218,555 $ 8,714 $ 843,418 $ 630,266
Reinvested .................................................................. 26,450 6,216 73,826 22,078
Redeemed ...................................................................
(331,771) (62,888) (1,003,378) (366,581)
Net Increase (Decrease) .........................................................
$ (86,766) $ (47,958) $ (86,134) $ 285,763
Shares:
Sold ....................................................................... 31,514 1,240 124,745 93,716
Reinvested .................................................................. 3,822 887 10,741 3,215
Redeemed ...................................................................
(48,099) (9,061) (148,088) (54,315)
Net Increase (Decrease) .........................................................
(12,763) (6,934) (12,602) 42,616
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
From net investment income and net realized gain on investments ........................... $ (25,284) $ (3,548) $ (75,170) $ (47,384)
Total Dividends and Distributions
$ (25,284) $ (3,548) $ (75,170) $ (47,384)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ........................... $ (28,329) $ (6,476) $ (78,321) $ (47,649)
Total Dividends and Distributions
$ (28,329) $ (6,476) $ (78,321) $ (47,649)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Inflation Protection Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 48,653 $ 18,797
Net realized gain (loss) on investments , foreign currencies , futures , options and swaptions and swap agreements ............... 69,925 49,637
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies , futures , options and swaptions and swap agreements ..............................................................................................................
(24,418) 70,114
Net Increase (Decrease) in Net Assets Resulting from Operations 94,160 138,548
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (8,693) (18,773)
Total Dividends and Distributions (8,693) (18,773)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(366,574) (81,541)
Total Increase (Decrease) in Net Assets (281,107) 38,234
Net Assets
Beginning of period .................................................................................................................
1,787,476 1,749,242
End of period .......................................................................................................................
$ 1,506,369 $ 1,787,476
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a), (b)
Dollars:
Sold .......................... $ 1,275 $ 12,195 $ 286,057 $ 179 $ 148 $ 6,074 $ 5,619 $ 1,684
Reinvested ..................... 58 42 8,531 4 1 34 7 16
Redeemed ......................
(17,090) (6,139) (652,476) (417) (441) (7,952) (1,586) (2,397)
Net Increase (Decrease) ............
$ (15,757) $ 6,098 $ (357,888) $ (234) $ (292) $ (1,844) $ 4,040 $ (697)
Shares:
Sold .......................... 139 1,340 29,652 20 17 665 595 180
Reinvested ..................... 6 5 904 – – 4 1 2
Redeemed ......................
(1,863) (680) (68,786) (47) (50) (865) (172) (259)
Net Increase (Decrease) ............
(1,718) 665 (38,230) (27) (33) (196) 424 (77)
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 8,128 $ 6,302 $ 326,725 $ 597 $ 88 $ 3,719 $ 2,004 $ 2,452
Reinvested ..................... 94 55 18,517 7 2 52 13 30
Redeemed ......................
(3,627) (3,190) (437,807) (277) (297) (2,629) (1,678) (821)
Net Increase (Decrease) ............
$ 4,595 $ 3,167 $ (92,565) $ 327 $ (207) $ 1,142 $ 339 $ 1,661
Shares:
Sold .......................... 917 734 35,742 72 10 429 232 277
Reinvested ..................... 11 6 2,087 1 – 6 1 4
Redeemed ......................
(417) (379) (49,337) (33) (35) (306) (194) (93)
Net Increase (Decrease) ............
511 361 (11,508) 40 (25) 129 39 188
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a), (b)
From net investment income and net
realized gain on investments ......... $ (58) $ (42) $ (8,531) $ (4) $ (1) $ (34) $ (7) $ (16)
Total Dividends and Distributions
$ (58) $ (42) $ (8,531) $ (4) $ (1) $ (34) $ (7) $ (16)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (95) $ (55) $ (18,519) $ (7) $ (2) $ (52) $ (13) $ (30)
Total Dividends and Distributions
$ (95) $ (55) $ (18,519) $ (7) $ (2) $ (52) $ (13) $ (30)
(a)
Class A shares discontinued operations on February 23, 2021.
(b)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Emerging Markets Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 2,324 $ 1,953
Net realized gain (loss) on investments and foreign currencies .................................................................... 27,384 (6,333)
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ......................................
17,803 27,820
Net Increase (Decrease) in Net Assets Resulting from Operations 47,511 23,440
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (724) (9,892)
Total Dividends and Distributions (724) (9,892)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(11,505) (72,717)
Total Increase (Decrease) in Net Assets 35,282 (59,169)
Net Assets
Beginning of period .................................................................................................................
259,624 318,793
End of period .......................................................................................................................
$ 294,906 $ 259,624
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................. $ 16,363 $ 1,314 $ 13,581 $ 21,900 $ 290 $ 299 $ 3,297 $ 908 $ 2,080 $ 3,569
Reinvested ............ 107 – 287 281 – – – 5 25 18
Redeemed .............
(15,672) (3,843) (19,287) (22,775) (305) (2,262) (3,605) (1,082) (4,053) (2,945)
Net Increase (Decrease) ...
$ 798 $ (2,529) $ (5,419) $ (594) $ (15) $ (1,963) $ (308) $ (169) $ (1,948) $ 642
Shares:
Sold ................. 495 43 428 677 9 10 100 27 64 108
Reinvested ............ 3 – 10 9 – – – – 1 1
Redeemed .............
(476) (124) (619) (707) (10) (70) (112) (33) (124) (94)
Net Increase (Decrease) ...
22 (81) (181) (21) (1) (60) (12) (6) (59) 15
Year Ended October 31, 2020
Dollars:
Sold ................. $ 5,604 $ 552 $ 7,156 $ 21,846 $ 340 $ 446 $ 1,121 $ 855 $ 1,682 $ 1,296
Reinvested ............ 2,224 165 2,862 3,664 41 46 171 105 324 259
Redeemed .............
(13,744) (2,218) (15,789) (74,165) (994) (809) (1,957) (2,414) (4,949) (6,437)
Net Increase (Decrease) ...
$ (5,916) $ (1,501) $ (5,771) $ (48,655) $ (613) $ (317) $ (665) $ (1,454) $ (2,943) $ (4,882)
Shares:
Sold ................. 228 23 305 936 14 18 46 36 70 52
Reinvested ............ 84 7 113 141 2 2 7 4 12 10
Redeemed .............
(560) (99) (669) (3,210) (41) (33) (84) (100) (203) (263)
Net Increase (Decrease) ...
(248) (69) (251) (2,133) (25) (13) (31) (60) (121) (201)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2021
(a)
From net investment income
and net realized gain on
investments ............ $ (108) $ – $ (287) $ (281) $ – $ – $ – $ (5) $ (25) $ (18)
Total Dividends and
Distributions
$ (108) $ – $ (287) $ (281) $ – $ – $ – $ (5) $ (25) $ (18)
Year Ended October 31, 2020
From net investment income
and net realized gain on
investments ............ $ (2,247) $ (165) $ (2,867) $ (3,667) $ (41) $ (46) $ (171) $ (105) $ (324) $ (259)
Total Dividends and
Distributions
$ (2,247) $ (165) $ (2,867) $ (3,667) $ (41) $ (46) $ (171) $ (105) $ (324) $ (259)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands International Fund I
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 8,358 $ 4,808
Net realized gain (loss) on investments and foreign currencies .................................................................... 39,800 31,849
Net change in unrealized appreciation/(depreciation) of investments and foreign currencies ......................................
35,693 (24,044)
Net Increase (Decrease) in Net Assets Resulting from Operations 83,851 12,613
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (21,153) (8,892)
Total Dividends and Distributions (21,153) (8,892)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(9,792) (63,543)
Total Increase (Decrease) in Net Assets 52,906 (59,822)
Net Assets
Beginning of period .................................................................................................................
292,343 352,165
End of period .......................................................................................................................
$ 345,249 $ 292,343
Class A Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a), (b)
Dollars:
Sold .......................... $ 201 $ 25,509 $ 354 $ 17 $ 1,822 $ 279 $ 379 $ 22,137
Reinvested ..................... 649 7,072 77 66 146 174 106 12,750
Redeemed ......................
(11,921) (21,593) (493) (1,288) (1,660) (1,552) (1,581) (41,442)
Net Increase (Decrease) ............
$ (11,071) $ 10,988 $ (62) $ (1,205) $ 308 $ (1,099) $ (1,096) $ (6,555)
Shares:
Sold .......................... 12 1,398 21 1 103 16 21 1,223
Reinvested ..................... 39 426 5 4 9 10 6 767
Redeemed ......................
(679) (1,222) (28) (73) (90) (88) (84) (2,296)
Net Increase (Decrease) ............
(628) 602 (2) (68) 22 (62) (57) (306)
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 1,925 $ 20,468 $ 235 $ 302 $ 438 $ 378 $ 214 $ 6,417
Reinvested ..................... 225 2,937 27 26 58 68 41 5,506
Redeemed ......................
(2,827) (38,298) (775) (995) (1,271) (651) (715) (57,276)
Net Increase (Decrease) ............
$ (677) $ (14,893) $ (513) $ (667) $ (775) $ (205) $ (460) $ (45,353)
Shares:
Sold .......................... 131 1,427 15 20 29 26 14 433
Reinvested ..................... 15 188 2 1 4 5 3 353
Redeemed ......................
(206) (2,683) (54) (67) (85) (46) (49) (3,806)
Net Increase (Decrease) ............
(60) (1,068) (37) (46) (52) (15) (32) (3,020)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a), (b)
From net investment income and net
realized gain on investments ......... $ (649) $ (7,100) $ (77) $ (66) $ (146) $ (174) $ (106) $ (12,835)
Total Dividends and Distributions
$ (649) $ (7,100) $ (77) $ (66) $ (146) $ (174) $ (106) $ (12,835)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (225) $ (2,939) $ (27) $ (28) $ (58) $ (68) $ (41) $ (5,506)
Total Dividends and Distributions
$ (225) $ (2,939) $ (27) $ (28) $ (58) $ (68) $ (41) $ (5,506)
(a)
Class A shares discontinued operations on February 23, 2021.
(b)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Growth Fund I
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (26,957) $ (8,485)
Net realized gain (loss) on investments and futures ................................................................................ 1,645,917 953,260
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
2,679,112 1,769,923
Net Increase (Decrease) in Net Assets Resulting from Operations 4,298,072 2,714,698
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (845,428) (787,672)
Total Dividends and Distributions (845,428) (787,672)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
198,509 (623,151)
Total Increase (Decrease) in Net Assets 3,651,153 1,303,875
Net Assets
Beginning of period .................................................................................................................
11,193,837 9,889,962
End of period .......................................................................................................................
$ 14,844,990 $ 11,193,837
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................. $ 41,650 $ 64,066 $ 358,490 $ 1,536 $ 446 $ 23,989 $ 15,816 $ 34,141 $ 1,260,157
Reinvested ............ 37,338 31,623 195,549 1,054 740 7,528 6,494 23,032 539,670
Redeemed .............
(79,421) (76,552) (546,656) (2,836) (11,623) (42,695) (41,594) (74,800) (1,568,633)
Net Increase (Decrease) ...
$ (433) $ 19,137 $ 7,383 $ (246) $ (10,437) $ (11,178) $ (19,284) $ (17,627) $ 231,194
Shares:
Sold ................. 2,007 3,784 16,512 88 28 1,267 801 1,648 58,356
Reinvested ............ 1,927 2,019 9,628 65 47 424 355 1,194 26,585
Redeemed .............
(3,821) (4,579) (24,456) (157) (710) (2,227) (2,131) (3,637) (72,639)
Net Increase (Decrease) ...
113 1,224 1,684 (4) (635) (536) (975) (795) 12,302
Year Ended October 31, 2020
Dollars:
Sold ................. $ 39,060 $ 56,815 $ 540,487 $ 1,822 $ 2,260 $ 15,812 $ 21,488 $ 27,889 $ 736,442
Reinvested ............ 33,485 26,828 186,014 986 797 7,399 6,553 23,037 500,741
Redeemed .............
(75,568) (72,976) (922,248) (4,194) (3,648) (32,261) (37,844) (95,667) (1,606,660)
Net Increase (Decrease) ...
$ (3,023) $ 10,667 $ (195,747) $ (1,386) $ (591) $ (9,050) $ (9,803) $ (44,741) $ (369,477)
Shares:
Sold ................. 2,381 4,210 33,023 129 164 1,037 1,406 1,694 45,189
Reinvested ............ 2,184 2,136 11,655 75 62 524 451 1,514 31,392
Redeemed .............
(4,663) (5,501) (53,905) (289) (266) (2,186) (2,512) (5,927) (91,600)
Net Increase (Decrease) ...
(98) 845 (9,227) (85) (40) (625) (655) (2,719) (15,019)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2021
(a)
From net investment income
and net realized gain on
investments ............ $ (37,937) $ (31,666) $ (197,122) $ (1,054) $ (812) $ (7,528) $ (6,494) $ (23,032) $ (539,783)
Total Dividends and
Distributions
$ (37,937) $ (31,666) $ (197,122) $ (1,054) $ (812) $ (7,528) $ (6,494) $ (23,032) $ (539,783)
Year Ended October 31, 2020
From net investment income
and net realized gain on
investments ............ $ (33,828) $ (26,870) $ (187,277) $ (986) $ (869) $ (7,399) $ (6,553) $ (23,037) $ (500,853)
Total Dividends and
Distributions
$ (33,828) $ (26,870) $ (187,277) $ (986) $ (869) $ (7,399) $ (6,553) $ (23,037) $ (500,853)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap S&P 500 Index Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 68,903 $ 96,447
Net realized gain (loss) on investments and futures ................................................................................ 887,448 378,846
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
1,155,179 138,251
Net Increase (Decrease) in Net Assets Resulting from Operations 2,111,530 613,544
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (412,201) (229,065)
Total Dividends and Distributions (412,201) (229,065)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(1,046,917) (629,405)
Total Increase (Decrease) in Net Assets 652,412 (244,926)
Net Assets
Beginning of period .................................................................................................................
5,777,205 6,022,131
End of period .......................................................................................................................
$ 6,429,617 $ 5,777,205
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................. $ 90,726 $ 7,555 $ 94,731 $ 581,360 $ 5,268 $ 820 $ 42,221 $ 37,253 $ 64,854
Reinvested ............ 36,288 4,361 55,753 270,983 854 1,103 12,530 10,532 18,976
Redeemed .............
(99,143) (27,046) (105,486) (1,879,871) (4,643) (20,184) (80,769) (84,630) (81,313)
Net Increase (Decrease) ...
$ 27,871 $ (15,130) $ 44,998 $ (1,027,528) $ 1,479 $ (18,261) $ (26,018) $ (36,845) $ 2,517
Shares:
Sold ................. 3,822 332 4,040 24,611 239 37 1,829 1,590 2,707
Reinvested ............ 1,684 209 2,618 12,576 40 51 581 487 867
Redeemed .............
(4,188) (1,181) (4,549) (82,507) (195) (893) (3,482) (3,580) (3,445)
Net Increase (Decrease) ...
1,318 (640) 2,109 (45,320) 84 (805) (1,072) (1,503) 129
Year Ended October 31, 2020
Dollars:
Sold ................. $ 82,481 $ 8,722 $ 77,097 $ 740,678 $ 2,801 $ 3,277 $ 26,851 $ 43,102 $ 38,898
Reinvested ............ 15,854 1,969 26,250 161,813 383 588 6,024 5,151 10,697
Redeemed .............
(92,273) (18,381) (136,220) (1,390,869) (6,307) (7,136) (55,334) (65,017) (110,504)
Net Increase (Decrease) ...
$ 6,062 $ (7,690) $ (32,873) $ (488,378) $ (3,123) $ (3,271) $ (22,459) $ (16,764) $ (60,909)
Shares:
Sold ................. 4,371 488 4,156 42,066 147 169 1,421 2,263 2,036
Reinvested ............ 804 103 1,345 8,207 20 30 305 260 534
Redeemed .............
(4,843) (994) (7,360) (70,896) (332) (378) (2,905) (3,404) (5,958)
Net Increase (Decrease) ...
332 (403) (1,859) (20,623) (165) (179) (1,179) (881) (3,388)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2021
(a)
From net investment income
and net realized gain on
investments ............ $ (37,019) $ (4,375) $ (55,809) $ (270,986) $ (854) $ (1,103) $ (12,530) $ (10,532) $ (18,993)
Total Dividends and
Distributions
$ (37,019) $ (4,375) $ (55,809) $ (270,986) $ (854) $ (1,103) $ (12,530) $ (10,532) $ (18,993)
Year Ended October 31, 2020
From net investment income
and net realized gain on
investments ............ $ (16,123) $ (2,005) $ (26,269) $ (161,818) $ (383) $ (588) $ (6,024) $ (5,151) $ (10,704)
Total Dividends and
Distributions
$ (16,123) $ (2,005) $ (26,269) $ (161,818) $ (383) $ (588) $ (6,024) $ (5,151) $ (10,704)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands LargeCap Value Fund III
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 31,097 $ 33,524
Net realized gain (loss) on investments and futures ................................................................................ 274,620 (5,853)
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
576,780 (189,292)
Net Increase (Decrease) in Net Assets Resulting from Operations 882,497 (161,621)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (32,471) (138,725)
Total Dividends and Distributions (32,471) (138,725)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
881,284 (32,236)
Total Increase (Decrease) in Net Assets 1,731,310 (332,582)
Net Assets
Beginning of period .................................................................................................................
1,834,014 2,166,596
End of period .......................................................................................................................
$ 3,565,324 $ 1,834,014
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................... $ 10,530 $ 1,205,617 $ 565 $ 222 $ 3,015 $ 734 $ 1,763
Reinvested ................................ 918 31,346 21 13 44 26 102
Redeemed .................................
(13,739) (351,821) (640) (1,937) (1,824) (808) (2,863)
Net Increase (Decrease) .......................
$ (2,291) $ 885,142 $ (54) $ (1,702) $ 1,235 $ (48) $ (998)
Shares:
Sold ..................................... 561 63,798 30 12 153 40 90
Reinvested ................................ 55 1,841 1 1 2 1 6
Redeemed .................................
(742) (19,039) (35) (105) (92) (42) (146)
Net Increase (Decrease) .......................
(126) 46,600 (4) (92) 63 (1) (50)
Year Ended October 31, 2020
Dollars:
Sold ..................................... $ 5,065 $ 231,979 $ 587 $ 281 $ 2,229 $ 245 $ 1,191
Reinvested ................................ 4,620 132,561 214 117 319 248 643
Redeemed .................................
(11,682) (389,062) (1,825) (919) (3,293) (1,927) (3,827)
Net Increase (Decrease) .......................
$ (1,997) $ (24,522) $ (1,024) $ (521) $ (745) $ (1,434) $ (1,993)
Shares:
Sold ..................................... 349 14,862 40 17 151 16 77
Reinvested ................................ 273 7,720 13 7 18 14 37
Redeemed .................................
(783) (24,706) (117) (59) (225) (139) (255)
Net Increase (Decrease) .......................
(161) (2,124) (64) (35) (56) (109) (141)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on
investments ................................ $ (919) $ (31,346) $ (21) $ (13) $ (44) $ (26) $ (102)
Total Dividends and Distributions
$ (919) $ (31,346) $ (21) $ (13) $ (44) $ (26) $ (102)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments ................................ $ (4,622) $ (132,562) $ (214) $ (117) $ (319) $ (248) $ (643)
Total Dividends and Distributions
$ (4,622) $ (132,562) $ (214) $ (117) $ (319) $ (248) $ (643)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (57,916) $ 31,827
Net realized gain (loss) on investments ............................................................................................. 1,993,893 267,166
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
5,984,149 676,827
Net Increase (Decrease) in Net Assets Resulting from Operations 7,920,126 975,820
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (236,706) (826,248)
Total Dividends and Distributions (236,706) (826,248)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(2,103,832) 1,287,975
Total Increase (Decrease) in Net Assets 5,579,588 1,437,547
Net Assets
Beginning of period .................................................................................................................
18,808,957 17,371,410
End of period .......................................................................................................................
$ 24,388,545 $ 18,808,957
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................. $ 294,857 $ 10,427 $ 9,400 $ 2,417,382 $ 5,260 $ 1,104 $ 16,777 $ 8,269 $ 65,902 $ 708,278
Reinvested ............ 18,905 2,264 4,136 125,992 1,255 236 859 900 4,093 31,112
Redeemed .............
(382,795) (146,467) (42,695) (3,854,711) (14,937) (22,101) (37,206) (26,105) (100,911) (1,203,312)
Net Increase (Decrease) ...
$ (69,033) $ (133,776) $ (29,159) $ (1,311,337) $ (8,422) $ (20,761) $ (19,570) $ (16,936) $ (30,916) $ (463,922)
Shares:
Sold ................. 7,852 323 258 63,076 151 35 475 214 1,747 18,362
Reinvested ............ 554 76 126 3,585 40 7 26 26 118 886
Redeemed .............
(10,384) (4,445) (1,195) (99,513) (444) (667) (1,005) (696) (2,674) (31,889)
Net Increase (Decrease) ...
(1,978) (4,046) (811) (32,852) (253) (625) (504) (456) (809) (12,641)
Year Ended October 31, 2020
Dollars:
Sold ................. $ 240,678 $ 18,207 $ 11,059 $ 3,876,503 $ 7,227 $ 4,106 $ 13,646 $ 13,410 $ 80,045 $ 2,308,565
Reinvested ............ 70,903 9,601 16,080 442,566 4,688 1,002 3,605 3,433 18,239 105,411
Redeemed .............
(344,983) (93,737) (40,655) (4,390,052) (19,431) (10,478) (33,894) (22,310) (158,219) (847,240)
Net Increase (Decrease) ...
$ (33,402) $ (65,929) $ (13,516) $ (70,983) $ (7,516) $ (5,370) $ (16,643) $ (5,467) $ (59,935) $ 1,566,736
Shares:
Sold ................. 8,367 721 410 135,035 275 153 492 467 2,740 77,110
Reinvested ............ 2,386 367 564 14,459 173 36 125 113 606 3,446
Redeemed .............
(12,050) (3,645) (1,485) (149,335) (751) (389) (1,208) (764) (5,413) (28,472)
Net Increase (Decrease) ...
(1,297) (2,557) (511) 159 (303) (200) (591) (184) (2,067) 52,084
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2021
(a)
From net investment income
and net realized gain on
investments ............ $ (20,366) $ (2,308) $ (4,138) $ (152,681) $ (1,257) $ (243) $ (859) $ (900) $ (4,110) $ (49,844)
Total Dividends and
Distributions
$ (20,366) $ (2,308) $ (4,138) $ (152,681) $ (1,257) $ (243) $ (859) $ (900) $ (4,110) $ (49,844)
Year Ended October 31, 2020
From net investment income
and net realized gain on
investments ............ $ (75,669) $ (11,140) $ (16,087) $ (526,857) $ (4,690) $ (1,045) $ (3,605) $ (3,436) $ (18,294) $ (165,425)
Total Dividends and
Distributions
$ (75,669) $ (11,140) $ (16,087) $ (526,857) $ (4,690) $ (1,045) $ (3,605) $ (3,436) $ (18,294) $ (165,425)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Growth Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (975) $ (921)
Net realized gain (loss) on investments ............................................................................................. 64,915 28,625
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
29,233 27,024
Net Increase (Decrease) in Net Assets Resulting from Operations 93,173 54,728
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (26,203) (7,882)
Total Dividends and Distributions (26,203) (7,882)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
72,517 (13,966)
Total Increase (Decrease) in Net Assets 139,487 32,880
Net Assets
Beginning of period .................................................................................................................
197,184 164,304
End of period .......................................................................................................................
$ 336,671 $ 197,184
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................... $ 38,210 $ 93,434 $ 388 $ 292 $ 12,379 $ 1,506 $ 9,377
Reinvested ................................ 14,056 6,776 262 149 1,642 577 2,387
Redeemed .................................
(42,002) (34,824) (1,174) (2,038) (9,292) (1,649) (17,939)
Net Increase (Decrease) .......................
$ 10,264 $ 65,386 $ (524) $ (1,597) $ 4,729 $ 434 $ (6,175)
Shares:
Sold ..................................... 3,906 6,757 37 26 980 112 666
Reinvested ................................ 1,528 528 28 14 141 46 180
Redeemed .................................
(4,337) (2,541) (115) (177) (756) (122) (1,255)
Net Increase (Decrease) .......................
1,097 4,744 (50) (137) 365 36 (409)
Year Ended October 31, 2020
Dollars:
Sold ..................................... $ 23,570 $ 18,126 $ 683 $ 409 $ 3,677 $ 1,069 $ 3,498
Reinvested ................................ 3,915 2,128 70 70 507 173 893
Redeemed .................................
(27,032) (27,910) (631) (1,738) (5,128) (1,945) (8,370)
Net Increase (Decrease) .......................
$ 453 $ (7,656) $ 122 $ (1,259) $ (944) $ (703) $ (3,979)
Shares:
Sold ..................................... 3,332 1,912 96 51 436 119 363
Reinvested ................................ 609 246 10 10 63 20 100
Redeemed .................................
(3,948) (3,118) (93) (223) (617) (205) (947)
Net Increase (Decrease) .......................
(7) (960) 13 (162) (118) (66) (484)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on
investments ................................ $ (14,066) $ (7,113) $ (262) $ (156) $ (1,642) $ (577) $ (2,387)
Total Dividends and Distributions
$ (14,066) $ (7,113) $ (262) $ (156) $ (1,642) $ (577) $ (2,387)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments ................................ $ (3,917) $ (2,214) $ (70) $ (108) $ (507) $ (173) $ (893)
Total Dividends and Distributions
$ (3,917) $ (2,214) $ (70) $ (108) $ (507) $ (173) $ (893)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Growth Fund III
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (6,110) $ (3,854)
Net realized gain (loss) on investments and futures ................................................................................ 288,854 78,074
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
134,212 155,274
Net Increase (Decrease) in Net Assets Resulting from Operations 416,956 229,494
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (65,880) (86,444)
Total Dividends and Distributions (65,880) (86,444)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(298,237) (43,388)
Total Increase (Decrease) in Net Assets 52,839 99,662
Net Assets
Beginning of period .................................................................................................................
1,188,057 1,088,395
End of period .......................................................................................................................
$ 1,240,896 $ 1,188,057
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................... $ 6,895 $ 117,772 $ 335 $ 57 $ 2,768 $ 380 $ 872
Reinvested ................................ 3,476 61,497 111 116 158 137 383
Redeemed .................................
(10,834) (473,731) (517) (2,042) (1,464) (799) (3,807)
Net Increase (Decrease) .......................
$ (463) $ (294,462) $ (71) $ (1,869) $ 1,462 $ (282) $ (2,552)
Shares:
Sold ..................................... 578 7,278 28 5 193 26 56
Reinvested ................................ 301 4,025 10 9 11 9 25
Redeemed .................................
(902) (29,906) (44) (162) (102) (52) (233)
Net Increase (Decrease) .......................
(23) (18,603) (6) (148) 102 (17) (152)
Year Ended October 31, 2020
Dollars:
Sold ..................................... $ 6,487 $ 73,915 $ 384 $ 401 $ 1,554 $ 451 $ 2,131
Reinvested ................................ 4,328 80,839 138 171 222 257 489
Redeemed .................................
(10,441) (196,980) (680) (905) (2,152) (1,670) (2,327)
Net Increase (Decrease) .......................
$ 374 $ (42,226) $ (158) $ (333) $ (376) $ (962) $ 293
Shares:
Sold ..................................... 705 6,263 42 40 142 40 173
Reinvested ................................ 478 6,868 16 18 21 23 41
Redeemed .................................
(1,150) (15,729) (71) (93) (211) (151) (192)
Net Increase (Decrease) .......................
33 (2,598) (13) (35) (48) (88) 22
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on
investments ................................ $ (3,476) $ (61,499) $ (111) $ (116) $ (158) $ (137) $ (383)
Total Dividends and Distributions
$ (3,476) $ (61,499) $ (111) $ (116) $ (158) $ (137) $ (383)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments ................................ $ (4,328) $ (80,839) $ (138) $ (171) $ (222) $ (257) $ (489)
Total Dividends and Distributions
$ (4,328) $ (80,839) $ (138) $ (171) $ (222) $ (257) $ (489)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap S&P 400 Index Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 16,146 $ 13,554
Net realized gain (loss) on investments and futures ................................................................................ 111,184 88,058
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
348,485 (101,845)
Net Increase (Decrease) in Net Assets Resulting from Operations 475,815 (233)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (82,537) (77,783)
Total Dividends and Distributions (82,537) (77,783)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
25,627 (226,184)
Total Increase (Decrease) in Net Assets 418,905 (304,200)
Net Assets
Beginning of period .................................................................................................................
994,330 1,298,530
End of period .......................................................................................................................
$ 1,413,235 $ 994,330
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 20,922 $ 78,406 $ 1,300 $ 373 $ 24,131 $ 13,429 $ 27,750 $ 198,890
Reinvested ..................... 8,575 14,376 375 446 4,710 3,271 7,826 42,651
Redeemed ......................
(23,120) (102,602) (2,078) (9,950) (30,288) (23,730) (53,956) (176,080)
Net Increase (Decrease) ............
$ 6,377 $ (9,820) $ (403) $ (9,131) $ (1,447) $ (7,030) $ (18,380) $ 65,461
Shares:
Sold .......................... 896 3,361 54 16 988 544 1,111 8,435
Reinvested ..................... 416 673 18 20 216 149 353 1,997
Redeemed ......................
(1,014) (4,337) (86) (412) (1,249) (968) (2,221) (7,455)
Net Increase (Decrease) ............
298 (303) (14) (376) (45) (275) (757) 2,977
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 14,570 $ 68,480 $ 894 $ 1,622 $ 10,962 $ 11,106 $ 17,801 $ 155,550
Reinvested ..................... 7,425 20,376 336 486 4,586 3,324 7,609 33,561
Redeemed ......................
(29,357) (222,723) (3,400) (3,967) (28,941) (25,115) (50,053) (221,316)
Net Increase (Decrease) ............
$ (7,362) $ (133,867) $ (2,170) $ (1,859) $ (13,393) $ (10,685) $ (24,643) $ (32,205)
Shares:
Sold .......................... 879 3,915 48 88 603 596 961 9,382
Reinvested ..................... 377 1,001 17 23 221 160 362 1,650
Redeemed ......................
(1,702) (12,117) (183) (210) (1,529) (1,330) (2,623) (11,817)
Net Increase (Decrease) ............
(446) (7,201) (118) (99) (705) (574) (1,300) (785)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (8,590) $ (14,662) $ (375) $ (446) $ (4,710) $ (3,271) $ (7,832) $ (42,651)
Total Dividends and Distributions
$ (8,590) $ (14,662) $ (375) $ (446) $ (4,710) $ (3,271) $ (7,832) $ (42,651)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (7,434) $ (20,440) $ (336) $ (486) $ (4,586) $ (3,324) $ (7,614) $ (33,563)
Total Dividends and Distributions
$ (7,434) $ (20,440) $ (336) $ (486) $ (4,586) $ (3,324) $ (7,614) $ (33,563)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands MidCap Value Fund I
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 36,091 $ 34,572
Net realized gain (loss) on investments and futures ................................................................................ 304,471 (23,502)
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
664,891 (144,672)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,005,453 (133,602)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (33,257) (127,497)
Total Dividends and Distributions (33,257) (127,497)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(146,424) (112,353)
Total Increase (Decrease) in Net Assets 825,772 (373,452)
Net Assets
Beginning of period .................................................................................................................
2,127,945 2,501,397
End of period .......................................................................................................................
$ 2,953,717 $ 2,127,945
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 18,744 $ 23,838 $ 122,191 $ 673 $ 65 $ 5,126 $ 4,229 $ 9,403 $ 192,935
Reinvested ..................... 237 1,825 2,956 16 14 120 118 275 27,543
Redeemed ......................
(10,931) (26,176) (107,909) (1,029) (2,339) (7,144) (5,713) (11,434) (384,057)
Net Increase (Decrease) ............
$ 8,050 $ (513) $ 17,238 $ (340) $ (2,260) $ (1,898) $ (1,366) $ (1,756) $ (163,579)
Shares:
Sold .......................... 1,064 1,364 6,889 41 4 310 246 539 11,156
Reinvested ..................... 16 125 200 1 1 8 8 19 1,860
Redeemed ......................
(635) (1,535) (6,934) (63) (146) (421) (332) (676) (23,544)
Net Increase (Decrease) ............
445 (46) 155 (21) (141) (103) (78) (118) (10,528)
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 5,953 $ 6,119 $ 68,912 $ 440 $ 332 $ 2,440 $ 1,723 $ 2,837 $ 114,067
Reinvested ..................... 1,257 7,619 13,115 107 128 618 658 1,319 102,537
Redeemed ......................
(7,087) (20,944) (102,650) (970) (1,316) (4,274) (5,034) (9,072) (291,187)
Net Increase (Decrease) ............
$ 123 $ (7,206) $ (20,623) $ (423) $ (856) $ (1,216) $ (2,653) $ (4,916) $ (74,583)
Shares:
Sold .......................... 468 493 5,639 36 27 212 137 224 9,089
Reinvested ..................... 88 537 913 8 9 44 46 92 7,119
Redeemed ......................
(567) (1,680) (7,880) (78) (107) (349) (393) (681) (22,318)
Net Increase (Decrease) ............
(11) (650) (1,328) (34) (71) (93) (210) (365) (6,110)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (238) $ (1,827) $ (3,106) $ (16) $ (14) $ (120) $ (118) $ (275) $ (27,543)
Total Dividends and Distributions
$ (238) $ (1,827) $ (3,106) $ (16) $ (14) $ (120) $ (118) $ (275) $ (27,543)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (1,269) $ (7,625) $ (13,231) $ (107) $ (132) $ (618) $ (658) $ (1,319) $ (102,538)
Total Dividends and Distributions
$ (1,269) $ (7,625) $ (13,231) $ (107) $ (132) $ (618) $ (658) $ (1,319) $ (102,538)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Money Market Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ – $ 3,391
Net realized gain (loss) on investments ............................................................................................. – –
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
– –
Net Increase (Decrease) in Net Assets Resulting from Operations – 3,391
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ – (3,391)
Total Dividends and Distributions – (3,391)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(92,715) 277,106
Total Increase (Decrease) in Net Assets (92,715) 277,106
Net Assets
Beginning of period .................................................................................................................
797,697 520,591
End of period .......................................................................................................................
$ 704,982 $ 797,697
Class A Class J
Capital Share Transactions:
Year Ended October 31, 2021
Dollars:
Sold .............................................................................................. $ 215,580 $ 211,299
Redeemed ..........................................................................................
(263,639) (255,955)
Net Increase (Decrease) ................................................................................
$ (48,059) $ (44,656)
Shares:
Sold .............................................................................................. 215,580 211,299
Redeemed ..........................................................................................
(263,639) (255,955)
Net Increase (Decrease) ................................................................................
(48,059) (44,656)
Year Ended October 31, 2020
Dollars:
Sold .............................................................................................. $ 353,233 $ 463,183
Reinvested ......................................................................................... 1,563 1,761
Redeemed ..........................................................................................
(254,915) (287,719)
Net Increase (Decrease) ................................................................................
$ 99,881 $ 177,225
Shares:
Sold .............................................................................................. 353,233 463,183
Reinvested ......................................................................................... 1,563 1,761
Redeemed ..........................................................................................
(254,915) (287,719)
Net Increase (Decrease) ................................................................................
99,881 177,225
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
From net investment income and net realized gain on investments .................................................. $ – $ –
Total Dividends and Distributions
$ – $ –
Year Ended October 31, 2020
From net investment income and net realized gain on investments .................................................. $ (1,595) $ (1,796)
Total Dividends and Distributions
$ (1,595) $ (1,796)

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Overseas Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 52,868 $ 53,356
Net realized gain (loss) on investments , foreign currencies and futures ............................................................ 404,871 (234,289)
Net change in unrealized appreciation/(depreciation) of investments , foreign currencies and futures .............................
514,745 (176,644)
Net Increase (Decrease) in Net Assets Resulting from Operations 972,484 (357,577)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (50,040) (81,460)
Total Dividends and Distributions (50,040) (81,460)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(309,717) 172,214
Total Increase (Decrease) in Net Assets 612,727 (266,823)
Net Assets
Beginning of period .................................................................................................................
2,315,786 2,582,609
End of period .......................................................................................................................
$ 2,928,513 $ 2,315,786
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a), (b)
Dollars:
Sold ................................................ $ 459,210 $ 2 $ – $ 227 $ 40 $ 10
Reinvested ........................................... 50,023 – – 7 10 –
Redeemed ............................................
(818,256) (1) (15) (204) (122) (648)
Net Increase (Decrease) ..................................
$ (309,023) $ 1 $ (15) $ 30 $ (72) $ (638)
Shares:
Sold ................................................ 41,445 – – 20 4 1
Reinvested ........................................... 4,876 – – 1 1 –
Redeemed ............................................
(75,512) – (1) (19) (12) (63)
Net Increase (Decrease) ..................................
(29,191) – (1) 2 (7) (62)
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 820,939 $ 2 $ – $ 378 $ 26 $ 96
Reinvested ........................................... 81,412 – – 15 15 18
Redeemed ............................................
(730,162) (2) – (424) – (99)
Net Increase (Decrease) ..................................
$ 172,189 $ – $ – $ (31) $ 41 $ 15
Shares:
Sold ................................................ 93,475 – – 50 3 11
Reinvested ........................................... 8,125 – – 2 2 2
Redeemed ............................................
(82,786) – – (53) – (13)
Net Increase (Decrease) ..................................
18,814 – – (1) 5 –
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a), (b)
From net investment income and net realized gain on investments .... $ (50,023) $ – $ – $ (7) $ (10) $ –
Total Dividends and Distributions
$ (50,023) $ – $ – $ (7) $ (10) $ –
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (81,412) $ – $ – $ (15) $ (15) $ (18)
Total Dividends and Distributions
$ (81,412) $ – $ – $ (15) $ (15) $ (18)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
(b)
Class R-5 shares discontinued operations on June 11, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal Capital Appreciation Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 14,959 $ 17,134
Net realized gain (loss) on investments and foreign currencies .................................................................... 245,157 94,069
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
443,251 55,892
Net Increase (Decrease) in Net Assets Resulting from Operations 703,367 167,095
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (105,010) (147,162)
Total Dividends and Distributions (105,010) (147,162)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(50,353) (4,473)
Total Increase (Decrease) in Net Assets 548,004 15,460
Net Assets
Beginning of period .................................................................................................................
1,802,915 1,787,455
End of period .......................................................................................................................
$ 2,350,919 $ 1,802,915
Class A Class C Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 46,394 $ 2,667 $ 135,868 $ 214 $ 80 $ 6,172 $ 1,678 $ 4,547
Reinvested ..................... 55,902 2,878 42,151 77 52 782 753 1,737
Redeemed ......................
(130,214) (15,798) (174,965) (784) (1,196) (5,240) (8,835) (15,273)
Net Increase (Decrease) ............
$ (27,918) $ (10,253) $ 3,054 $ (493) $ (1,064) $ 1,714 $ (6,404) $ (8,989)
Shares:
Sold .......................... 777 72 2,193 4 2 99 27 75
Reinvested ..................... 1,013 84 739 1 1 14 13 31
Redeemed ......................
(2,171) (422) (2,853) (13) (21) (89) (149) (245)
Net Increase (Decrease) ............
(381) (266) 79 (8) (18) 24 (109) (139)
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 37,639 $ 3,762 $ 138,877 $ 350 $ 165 $ 1,977 $ 3,075 $ 9,147
Reinvested ..................... 80,100 4,432 56,157 141 101 1,185 1,305 2,830
Redeemed ......................
(134,275) (10,735) (170,543) (681) (1,491) (5,092) (7,980) (14,919)
Net Increase (Decrease) ............
$ (16,536) $ (2,541) $ 24,491 $ (190) $ (1,225) $ (1,930) $ (3,600) $ (2,942)
Shares:
Sold .......................... 783 123 2,753 7 3 40 65 191
Reinvested ..................... 1,621 140 1,101 3 2 24 26 56
Redeemed ......................
(2,791) (353) (3,441) (14) (31) (105) (162) (300)
Net Increase (Decrease) ............
(387) (90) 413 (4) (26) (41) (71) (53)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (56,566) $ (2,884) $ (42,159) $ (77) $ (52) $ (782) $ (753) $ (1,737)
Total Dividends and Distributions
$ (56,566) $ (2,884) $ (42,159) $ (77) $ (52) $ (782) $ (753) $ (1,737)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (80,938) $ (4,476) $ (56,168) $ (141) $ (119) $ (1,185) $ (1,305) $ (2,830)
Total Dividends and Distributions
$ (80,938) $ (4,476) $ (56,168) $ (141) $ (119) $ (1,185) $ (1,305) $ (2,830)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2010 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 13,792 $ 15,915
Net realized gain (loss) on investments ............................................................................................. 36,172 34,563
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
34,706 (9,916)
Net Increase (Decrease) in Net Assets Resulting from Operations 84,670 40,562
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (48,292) (48,421)
Total Dividends and Distributions (48,292) (48,421)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(28,809) (9,487)
Total Increase (Decrease) in Net Assets 7,569 (17,346)
Net Assets
Beginning of period .................................................................................................................
709,688 727,034
End of period .......................................................................................................................
$ 717,257 $ 709,688
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 1,443 $ 6,542 $ 42,573 $ 311 $ 81 $ 5,541 $ 1,132 $ 4,060
Reinvested ..................... 1,785 14,004 28,249 241 171 1,625 617 1,587
Redeemed ......................
(3,074) (27,365) (74,967) (1,090) (3,375) (13,636) (4,290) (10,974)
Net Increase (Decrease) ............
$ 154 $ (6,819) $ (4,145) $ (538) $ (3,123) $ (6,470) $ (2,541) $ (5,327)
Shares:
Sold .......................... 105 480 3,123 23 6 415 84 299
Reinvested ..................... 133 1,056 2,119 18 13 123 47 120
Redeemed ......................
(225) (2,019) (5,511) (80) (252) (1,018) (318) (806)
Net Increase (Decrease) ............
13 (483) (269) (39) (233) (480) (187) (387)
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 2,610 $ 8,508 $ 46,846 $ 993 $ 1,097 $ 4,209 $ 1,412 $ 5,796
Reinvested ..................... 1,738 14,032 28,123 232 196 1,570 743 1,763
Redeemed ......................
(4,108) (26,143) (75,791) (994) (1,684) (6,103) (4,308) (10,224)
Net Increase (Decrease) ............
$ 240 $ (3,603) $ (822) $ 231 $ (391) $ (324) $ (2,153) $ (2,665)
Shares:
Sold .......................... 200 667 3,646 78 85 322 111 450
Reinvested ..................... 133 1,087 2,171 19 15 122 58 136
Redeemed ......................
(320) (2,045) (5,893) (77) (131) (470) (340) (806)
Net Increase (Decrease) ............
13 (291) (76) 20 (31) (26) (171) (220)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (1,789) $ (14,013) $ (28,249) $ (241) $ (171) $ (1,625) $ (617) $ (1,587)
Total Dividends and Distributions
$ (1,789) $ (14,013) $ (28,249) $ (241) $ (171) $ (1,625) $ (617) $ (1,587)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (1,744) $ (14,050) $ (28,123) $ (232) $ (196) $ (1,570) $ (743) $ (1,763)
Total Dividends and Distributions
$ (1,744) $ (14,050) $ (28,123) $ (232) $ (196) $ (1,570) $ (743) $ (1,763)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2015 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 6,917 $ 8,133
Net realized gain (loss) on investments ............................................................................................. 22,812 14,308
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
23,749 (1,821)
Net Increase (Decrease) in Net Assets Resulting from Operations 53,478 20,620
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (19,913) (44,920)
Total Dividends and Distributions (19,913) (44,920)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(10,750) (7,194)
Total Increase (Decrease) in Net Assets 22,815 (31,494)
Net Assets
Beginning of period .................................................................................................................
351,993 383,487
End of period .......................................................................................................................
$ 374,808 $ 351,993
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................ $ 54,481 $ 381 $ 79 $ 5,324 $ 1,330 $ 3,063
Reinvested ........................................... 15,782 144 80 1,616 752 1,514
Redeemed ............................................
(65,480) (1,493) (1,907) (12,312) (5,107) (8,997)
Net Increase (Decrease) ..................................
$ 4,783 $ (968) $ (1,748) $ (5,372) $ (3,025) $ (4,420)
Shares:
Sold ................................................ 5,307 38 8 539 131 303
Reinvested ........................................... 1,589 15 8 167 77 155
Redeemed ............................................
(6,383) (149) (193) (1,237) (505) (888)
Net Increase (Decrease) ..................................
513 (96) (177) (531) (297) (430)
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 46,197 $ 411 $ 378 $ 3,560 $ 1,458 $ 4,307
Reinvested ........................................... 34,502 410 284 4,119 2,085 3,505
Redeemed ............................................
(81,171) (948) (1,267) (10,406) (6,315) (8,303)
Net Increase (Decrease) ..................................
$ (472) $ (127) $ (605) $ (2,727) $ (2,772) $ (491)
Shares:
Sold ................................................ 4,864 46 39 389 158 461
Reinvested ........................................... 3,637 44 31 446 224 376
Redeemed ............................................
(8,668) (104) (136) (1,134) (689) (898)
Net Increase (Decrease) ..................................
(167) (14) (66) (299) (307) (61)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .... $ (15,807) $ (144) $ (80) $ (1,616) $ (752) $ (1,514)
Total Dividends and Distributions
$ (15,807) $ (144) $ (80) $ (1,616) $ (752) $ (1,514)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (34,517) $ (410) $ (284) $ (4,119) $ (2,085) $ (3,505)
Total Dividends and Distributions
$ (34,517) $ (410) $ (284) $ (4,119) $ (2,085) $ (3,505)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2020 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 67,254 $ 82,446
Net realized gain (loss) on investments ............................................................................................. 251,513 148,437
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
329,361 (26,121)
Net Increase (Decrease) in Net Assets Resulting from Operations 648,128 204,762
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (215,078) (324,723)
Total Dividends and Distributions (215,078) (324,723)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(238,671) (270,368)
Total Increase (Decrease) in Net Assets 194,379 (390,329)
Net Assets
Beginning of period .................................................................................................................
3,583,525 3,973,854
End of period .......................................................................................................................
$ 3,777,904 $ 3,583,525
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 10,213 $ 42,274 $ 118,182 $ 1,553 $ 537 $ 27,130 $ 13,151 $ 17,818
Reinvested ..................... 5,620 49,806 139,260 835 801 6,199 2,789 9,407
Redeemed ......................
(16,606) (115,800) (409,591) (6,846) (19,248) (45,038) (20,677) (50,440)
Net Increase (Decrease) ............
$ (773) $ (23,720) $ (152,149) $ (4,458) $ (17,910) $ (11,709) $ (4,737) $ (23,215)
Shares:
Sold .......................... 671 2,810 7,781 103 36 1,841 873 1,184
Reinvested ..................... 385 3,453 9,589 58 56 432 194 652
Redeemed ......................
(1,097) (7,742) (27,301) (454) (1,313) (3,035) (1,380) (3,355)
Net Increase (Decrease) ............
(41) (1,479) (9,931) (293) (1,221) (762) (313) (1,519)
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 9,586 $ 38,045 $ 95,644 $ 1,515 $ 1,904 $ 9,321 $ 6,489 $ 16,319
Reinvested ..................... 7,817 71,943 210,631 1,430 1,553 9,582 5,590 15,606
Redeemed ......................
(16,325) (132,173) (483,335) (4,999) (7,620) (31,888) (34,654) (62,349)
Net Increase (Decrease) ............
$ 1,078 $ (22,185) $ (177,060) $ (2,054) $ (4,163) $ (12,985) $ (22,575) $ (30,424)
Shares:
Sold .......................... 691 2,802 7,042 111 142 686 475 1,205
Reinvested ..................... 563 5,249 15,279 104 113 703 409 1,138
Redeemed ......................
(1,204) (9,894) (35,901) (361) (560) (2,366) (2,626) (4,561)
Net Increase (Decrease) ............
50 (1,843) (13,580) (146) (305) (977) (1,742) (2,218)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (5,816) $ (49,851) $ (139,291) $ (835) $ (882) $ (6,199) $ (2,789) $ (9,415)
Total Dividends and Distributions
$ (5,816) $ (49,851) $ (139,291) $ (835) $ (882) $ (6,199) $ (2,789) $ (9,415)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (8,164) $ (72,008) $ (210,682) $ (1,430) $ (1,649) $ (9,586) $ (5,590) $ (15,614)
Total Dividends and Distributions
$ (8,164) $ (72,008) $ (210,682) $ (1,430) $ (1,649) $ (9,586) $ (5,590) $ (15,614)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2025 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 29,722 $ 31,844
Net realized gain (loss) on investments ............................................................................................. 96,415 55,531
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
215,379 (3,847)
Net Increase (Decrease) in Net Assets Resulting from Operations 341,516 83,528
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (84,796) (101,273)
Total Dividends and Distributions (84,796) (101,273)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
62,520 53,046
Total Increase (Decrease) in Net Assets 319,240 35,301
Net Assets
Beginning of period .................................................................................................................
1,530,655 1,495,354
End of period .......................................................................................................................
$ 1,849,895 $ 1,530,655
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................ $ 178,003 $ 840 $ 636 $ 21,640 $ 7,402 $ 17,537
Reinvested ........................................... 68,892 363 523 6,255 2,702 5,986
Redeemed ............................................
(146,283) (2,568) (13,842) (39,016) (18,202) (28,348)
Net Increase (Decrease) ..................................
$ 100,612 $ (1,365) $ (12,683) $ (11,121) $ (8,098) $ (4,825)
Shares:
Sold ................................................ 13,688 67 52 1,736 582 1,359
Reinvested ........................................... 5,597 30 44 521 222 490
Redeemed ............................................
(11,359) (206) (1,124) (3,104) (1,422) (2,186)
Net Increase (Decrease) ..................................
7,926 (109) (1,028) (847) (618) (337)
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 193,168 $ 1,746 $ 3,117 $ 12,135 $ 8,645 $ 16,289
Reinvested ........................................... 79,752 635 739 8,470 3,992 7,449
Redeemed ............................................
(191,117) (4,557) (4,254) (28,428) (23,610) (31,125)
Net Increase (Decrease) ..................................
$ 81,803 $ (2,176) $ (398) $ (7,823) $ (10,973) $ (7,387)
Shares:
Sold ................................................ 17,021 161 279 1,092 780 1,454
Reinvested ........................................... 6,923 57 66 752 351 652
Redeemed ............................................
(16,945) (412) (407) (2,643) (2,163) (2,751)
Net Increase (Decrease) ..................................
6,999 (194) (62) (799) (1,032) (645)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .... $ (68,942) $ (364) $ (547) $ (6,255) $ (2,702) $ (5,986)
Total Dividends and Distributions
$ (68,942) $ (364) $ (547) $ (6,255) $ (2,702) $ (5,986)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (79,965) $ (637) $ (760) $ (8,470) $ (3,992) $ (7,449)
Total Dividends and Distributions
$ (79,965) $ (637) $ (760) $ (8,470) $ (3,992) $ (7,449)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2030 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 102,377 $ 112,965
Net realized gain (loss) on investments ............................................................................................. 399,923 255,400
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
877,926 (69,221)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,380,226 299,144
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (360,061) (346,217)
Total Dividends and Distributions (360,061) (346,217)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
225,607 (76,619)
Total Increase (Decrease) in Net Assets 1,245,772 (123,692)
Net Assets
Beginning of period .................................................................................................................
5,355,134 5,478,826
End of period .......................................................................................................................
$ 6,600,906 $ 5,355,134
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 25,136 $ 44,910 $ 288,391 $ 2,518 $ 1,388 $ 43,681 $ 16,974 $ 37,451
Reinvested ..................... 8,016 77,859 243,967 1,260 1,386 9,019 4,081 14,063
Redeemed ......................
(17,821) (124,042) (283,686) (7,951) (27,894) (45,543) (26,150) (61,406)
Net Increase (Decrease) ............
$ 15,331 $ (1,273) $ 248,672 $ (4,173) $ (25,120) $ 7,157 $ (5,095) $ (9,892)
Shares:
Sold .......................... 1,513 2,694 17,440 153 87 2,698 985 2,258
Reinvested ..................... 512 5,007 15,626 82 89 582 252 903
Redeemed ......................
(1,080) (7,531) (17,514) (481) (1,737) (2,796) (1,522) (3,697)
Net Increase (Decrease) ............
945 170 15,552 (246) (1,561) 484 (285) (536)
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 13,843 $ 40,058 $ 201,928 $ 2,503 $ 3,248 $ 14,728 $ 7,618 $ 33,335
Reinvested ..................... 7,271 74,699 232,523 1,180 1,484 8,548 5,058 15,104
Redeemed ......................
(17,817) (131,337) (434,529) (4,058) (6,925) (32,700) (33,816) (78,565)
Net Increase (Decrease) ............
$ 3,297 $ (16,580) $ (78) $ (375) $ (2,193) $ (9,424) $ (21,140) $ (30,126)
Shares:
Sold .......................... 959 2,809 14,138 177 225 1,035 514 2,306
Reinvested ..................... 495 5,117 15,874 81 101 587 334 1,033
Redeemed ......................
(1,241) (9,327) (30,414) (287) (482) (2,328) (2,341) (5,441)
Net Increase (Decrease) ............
213 (1,401) (402) (29) (156) (706) (1,493) (2,102)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (8,379) $ (77,874) $ (243,985) $ (1,260) $ (1,390) $ (9,029) $ (4,081) $ (14,063)
Total Dividends and Distributions
$ (8,379) $ (77,874) $ (243,985) $ (1,260) $ (1,390) $ (9,029) $ (4,081) $ (14,063)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (7,599) $ (74,704) $ (232,528) $ (1,180) $ (1,488) $ (8,556) $ (5,058) $ (15,104)
Total Dividends and Distributions
$ (7,599) $ (74,704) $ (232,528) $ (1,180) $ (1,488) $ (8,556) $ (5,058) $ (15,104)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2035 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 25,410 $ 24,657
Net realized gain (loss) on investments ............................................................................................. 75,819 48,459
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
274,644 (265)
Net Increase (Decrease) in Net Assets Resulting from Operations 375,873 72,851
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (74,807) (86,141)
Total Dividends and Distributions (74,807) (86,141)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
165,018 82,926
Total Increase (Decrease) in Net Assets 466,084 69,636
Net Assets
Beginning of period .................................................................................................................
1,279,011 1,209,375
End of period .......................................................................................................................
$ 1,745,095 $ 1,279,011
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................ $ 205,277 $ 951 $ 460 $ 22,923 $ 8,282 $ 18,916
Reinvested ........................................... 61,783 350 565 4,613 2,155 5,294
Redeemed ............................................
(90,071) (2,245) (13,495) (22,561) (14,007) (24,172)
Net Increase (Decrease) ..................................
$ 176,989 $ (944) $ (12,470) $ 4,975 $ (3,570) $ 38
Shares:
Sold ................................................ 14,361 68 35 1,666 593 1,333
Reinvested ........................................... 4,645 27 44 354 164 401
Redeemed ............................................
(6,331) (162) (1,001) (1,623) (994) (1,681)
Net Increase (Decrease) ..................................
12,675 (67) (922) 397 (237) 53
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 156,742 $ 1,374 $ 1,601 $ 9,382 $ 6,419 $ 13,982
Reinvested ........................................... 69,034 542 799 5,925 3,130 6,579
Redeemed ............................................
(129,135) (2,908) (3,288) (15,849) (15,010) (26,393)
Net Increase (Decrease) ..................................
$ 96,641 $ (992) $ (888) $ (542) $ (5,461) $ (5,832)
Shares:
Sold ................................................ 13,146 120 138 795 545 1,183
Reinvested ........................................... 5,621 45 67 491 257 539
Redeemed ............................................
(10,685) (247) (299) (1,377) (1,297) (2,217)
Net Increase (Decrease) ..................................
8,082 (82) (94) (91) (495) (495)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .... $ (61,821) $ (350) $ (574) $ (4,613) $ (2,155) $ (5,294)
Total Dividends and Distributions
$ (61,821) $ (350) $ (574) $ (4,613) $ (2,155) $ (5,294)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (69,149) $ (542) $ (816) $ (5,925) $ (3,130) $ (6,579)
Total Dividends and Distributions
$ (69,149) $ (542) $ (816) $ (5,925) $ (3,130) $ (6,579)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2040 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 70,238 $ 73,417
Net realized gain (loss) on investments ............................................................................................. 283,663 173,873
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
826,681 (37,115)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,180,582 210,175
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (247,588) (269,913)
Total Dividends and Distributions (247,588) (269,913)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
149,485 70,055
Total Increase (Decrease) in Net Assets 1,082,479 10,317
Net Assets
Beginning of period .................................................................................................................
3,808,568 3,798,251
End of period .......................................................................................................................
$ 4,891,047 $ 3,808,568
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 11,493 $ 36,537 $ 216,787 $ 2,468 $ 1,144 $ 34,698 $ 11,308 $ 24,347
Reinvested ..................... 6,091 48,648 171,410 890 1,088 6,094 3,060 10,156
Redeemed ......................
(12,933) (74,511) (217,883) (6,694) (24,326) (34,109) (20,976) (45,302)
Net Increase (Decrease) ............
$ 4,651 $ 10,674 $ 170,314 $ (3,336) $ (22,094) $ 6,683 $ (6,608) $ (10,799)
Shares:
Sold .......................... 652 2,022 11,841 138 66 1,989 629 1,356
Reinvested ..................... 372 2,930 10,216 54 66 370 185 609
Redeemed ......................
(739) (4,188) (12,423) (370) (1,400) (1,934) (1,169) (2,503)
Net Increase (Decrease) ............
285 764 9,634 (178) (1,268) 425 (355) (538)
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 9,465 $ 32,307 $ 146,950 $ 2,155 $ 3,513 $ 12,263 $ 6,669 $ 24,610
Reinvested ..................... 6,524 52,980 184,762 947 1,526 6,393 4,570 12,059
Redeemed ......................
(11,467) (70,779) (247,596) (4,262) (7,637) (19,012) (28,635) (48,250)
Net Increase (Decrease) ............
$ 4,522 $ 14,508 $ 84,116 $ (1,160) $ (2,598) $ (356) $ (17,396) $ (11,581)
Shares:
Sold .......................... 644 2,181 9,797 146 230 817 448 1,644
Reinvested ..................... 428 3,439 11,877 62 99 417 297 779
Redeemed ......................
(768) (4,795) (16,467) (280) (509) (1,282) (1,981) (3,155)
Net Increase (Decrease) ............
304 825 5,207 (72) (180) (48) (1,236) (732)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (6,227) $ (48,656) $ (171,417) $ (890) $ (1,088) $ (6,094) $ (3,060) $ (10,156)
Total Dividends and Distributions
$ (6,227) $ (48,656) $ (171,417) $ (890) $ (1,088) $ (6,094) $ (3,060) $ (10,156)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (6,660) $ (52,991) $ (184,762) $ (947) $ (1,531) $ (6,393) $ (4,570) $ (12,059)
Total Dividends and Distributions
$ (6,660) $ (52,991) $ (184,762) $ (947) $ (1,531) $ (6,393) $ (4,570) $ (12,059)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2045 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 17,455 $ 17,068
Net realized gain (loss) on investments ............................................................................................. 51,511 28,823
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
257,577 7,167
Net Increase (Decrease) in Net Assets Resulting from Operations 326,543 53,058
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (49,038) (61,368)
Total Dividends and Distributions (49,038) (61,368)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
118,529 73,002
Total Increase (Decrease) in Net Assets 396,034 64,692
Net Assets
Beginning of period .................................................................................................................
958,613 893,921
End of period .......................................................................................................................
$ 1,354,647 $ 958,613
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................ $ 151,024 $ 971 $ 938 $ 19,171 $ 4,542 $ 13,162
Reinvested ........................................... 40,429 188 419 3,090 1,334 3,561
Redeemed ............................................
(60,284) (1,813) (12,318) (18,721) (10,248) (16,916)
Net Increase (Decrease) ..................................
$ 131,169 $ (654) $ (10,961) $ 3,540 $ (4,372) $ (193)
Shares:
Sold ................................................ 9,690 65 66 1,304 303 867
Reinvested ........................................... 2,834 14 30 223 95 254
Redeemed ............................................
(3,946) (124) (854) (1,253) (667) (1,091)
Net Increase (Decrease) ..................................
8,578 (45) (758) 274 (269) 30
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 119,061 $ 855 $ 1,942 $ 7,182 $ 4,594 $ 10,184
Reinvested ........................................... 49,015 314 618 4,426 2,059 4,856
Redeemed ............................................
(87,684) (2,310) (2,670) (12,129) (9,595) (17,716)
Net Increase (Decrease) ..................................
$ 80,392 $ (1,141) $ (110) $ (521) $ (2,942) $ (2,676)
Shares:
Sold ................................................ 9,594 72 162 591 375 837
Reinvested ........................................... 3,768 25 49 350 161 379
Redeemed ............................................
(6,860) (187) (224) (995) (804) (1,410)
Net Increase (Decrease) ..................................
6,502 (90) (13) (54) (268) (194)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .... $ (40,437) $ (195) $ (421) $ (3,090) $ (1,334) $ (3,561)
Total Dividends and Distributions
$ (40,437) $ (195) $ (421) $ (3,090) $ (1,334) $ (3,561)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (49,084) $ (321) $ (622) $ (4,426) $ (2,059) $ (4,856)
Total Dividends and Distributions
$ (49,084) $ (321) $ (622) $ (4,426) $ (2,059) $ (4,856)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2050 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 40,493 $ 41,687
Net realized gain (loss) on investments ............................................................................................. 154,422 85,407
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
607,713 (3,759)
Net Increase (Decrease) in Net Assets Resulting from Operations 802,628 123,335
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (133,196) (159,390)
Total Dividends and Distributions (133,196) (159,390)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
147,532 87,984
Total Increase (Decrease) in Net Assets 816,964 51,929
Net Assets
Beginning of period .................................................................................................................
2,305,343 2,253,414
End of period .......................................................................................................................
$ 3,122,307 $ 2,305,343
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 12,069 $ 20,092 $ 202,333 $ 2,336 $ 785 $ 29,067 $ 11,797 $ 19,626
Reinvested ..................... 4,189 13,781 102,202 548 764 3,691 2,016 5,911
Redeemed ......................
(11,689) (27,160) (148,015) (3,726) (19,054) (26,722) (15,860) (31,449)
Net Increase (Decrease) ............
$ 4,569 $ 6,713 $ 156,520 $ (842) $ (17,505) $ 6,036 $ (2,047) $ (5,912)
Shares:
Sold .......................... 650 1,110 10,790 128 44 1,618 634 1,059
Reinvested ..................... 244 833 5,965 32 46 219 119 347
Redeemed ......................
(631) (1,518) (8,258) (200) (1,070) (1,462) (848) (1,677)
Net Increase (Decrease) ............
263 425 8,497 (40) (980) 375 (95) (271)
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 10,138 $ 15,502 $ 145,147 $ 1,904 $ 4,445 $ 11,846 $ 5,748 $ 18,868
Reinvested ..................... 5,095 16,928 120,882 639 1,096 4,392 3,053 7,193
Redeemed ......................
(12,951) (27,697) (179,474) (4,321) (5,620) (14,787) (15,931) (24,111)
Net Increase (Decrease) ............
$ 2,282 $ 4,733 $ 86,555 $ (1,778) $ (79) $ 1,451 $ (7,130) $ 1,950
Shares:
Sold .......................... 672 1,070 9,783 129 292 798 388 1,258
Reinvested ..................... 323 1,113 7,697 41 71 284 196 460
Redeemed ......................
(840) (1,922) (11,732) (277) (374) (980) (1,095) (1,558)
Net Increase (Decrease) ............
155 261 5,748 (107) (11) 102 (511) 160
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (4,249) $ (13,783) $ (102,232) $ (548) $ (766) $ (3,691) $ (2,016) $ (5,911)
Total Dividends and Distributions
$ (4,249) $ (13,783) $ (102,232) $ (548) $ (766) $ (3,691) $ (2,016) $ (5,911)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (5,182) $ (16,933) $ (120,898) $ (639) $ (1,100) $ (4,392) $ (3,053) $ (7,193)
Total Dividends and Distributions
$ (5,182) $ (16,933) $ (120,898) $ (639) $ (1,100) $ (4,392) $ (3,053) $ (7,193)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2055 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 9,002 $ 8,639
Net realized gain (loss) on investments ............................................................................................. 23,150 10,236
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
160,103 9,681
Net Increase (Decrease) in Net Assets Resulting from Operations 192,255 28,556
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (22,877) (28,473)
Total Dividends and Distributions (22,877) (28,473)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
92,792 50,136
Total Increase (Decrease) in Net Assets 262,170 50,219
Net Assets
Beginning of period .................................................................................................................
514,821 464,602
End of period .......................................................................................................................
$ 776,991 $ 514,821
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................ $ 110,583 $ 861 $ 472 $ 12,987 $ 3,601 $ 10,282
Reinvested ........................................... 18,955 100 190 1,331 602 1,684
Redeemed ............................................
(32,924) (1,062) (6,392) (9,679) (5,879) (12,920)
Net Increase (Decrease) ..................................
$ 96,614 $ (101) $ (5,730) $ 4,639 $ (1,676) $ (954)
Shares:
Sold ................................................ 6,515 55 31 809 220 618
Reinvested ........................................... 1,221 7 13 88 40 110
Redeemed ............................................
(1,967) (68) (406) (591) (353) (755)
Net Increase (Decrease) ..................................
5,769 (6) (362) 306 (93) (27)
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 86,783 $ 944 $ 1,875 $ 5,971 $ 3,246 $ 8,740
Reinvested ........................................... 23,292 149 245 1,840 871 2,061
Redeemed ............................................
(65,191) (1,587) (1,490) (6,523) (4,305) (6,785)
Net Increase (Decrease) ..................................
$ 44,884 $ (494) $ 630 $ 1,288 $ (188) $ 4,016
Shares:
Sold ................................................ 6,577 73 145 462 249 675
Reinvested ........................................... 1,658 11 18 135 63 149
Redeemed ............................................
(4,686) (118) (120) (503) (338) (504)
Net Increase (Decrease) ..................................
3,549 (34) 43 94 (26) 320
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .... $ (18,970) $ (100) $ (190) $ (1,331) $ (602) $ (1,684)
Total Dividends and Distributions
$ (18,970) $ (100) $ (190) $ (1,331) $ (602) $ (1,684)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (23,303) $ (149) $ (249) $ (1,840) $ (871) $ (2,061)
Total Dividends and Distributions
$ (23,303) $ (149) $ (249) $ (1,840) $ (871) $ (2,061)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2060 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 7,774 $ 6,904
Net realized gain (loss) on investments ............................................................................................. 16,942 6,746
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
146,695 9,249
Net Increase (Decrease) in Net Assets Resulting from Operations 171,411 22,899
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (18,289) (22,201)
Total Dividends and Distributions (18,289) (22,201)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
114,878 72,178
Total Increase (Decrease) in Net Assets 268,000 72,876
Net Assets
Beginning of period .................................................................................................................
442,920 370,044
End of period .......................................................................................................................
$ 710,920 $ 442,920
Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ..................................... $ 5,571 $ 126,085 $ 987 $ 570 $ 9,823 $ 3,666 $ 10,841
Reinvested ................................ 449 16,035 73 117 527 232 852
Redeemed .................................
(3,038) (31,963) (1,199) (4,486) (7,269) (3,983) (9,012)
Net Increase (Decrease) .......................
$ 2,982 $ 110,157 $ (139) $ (3,799) $ 3,081 $ (85) $ 2,681
Shares:
Sold ..................................... 313 7,053 59 35 566 207 613
Reinvested ................................ 28 975 4 7 33 14 52
Redeemed .................................
(169) (1,854) (69) (265) (415) (221) (496)
Net Increase (Decrease) .......................
172 6,174 (6) (223) 184 – 169
Year Ended October 31, 2020
Dollars:
Sold ..................................... $ 2,549 $ 88,917 $ 879 $ 1,838 $ 5,347 $ 2,469 $ 8,119
Reinvested ................................ 619 19,317 88 140 677 375 981
Redeemed .................................
(2,219) (43,255) (1,224) (820) (3,908) (3,485) (5,226)
Net Increase (Decrease) .......................
$ 949 $ 64,979 $ (257) $ 1,158 $ 2,116 $ (641) $ 3,874
Shares:
Sold ..................................... 182 6,432 64 135 398 177 587
Reinvested ................................ 42 1,305 6 9 46 26 67
Redeemed .................................
(161) (3,049) (85) (60) (291) (252) (368)
Net Increase (Decrease) .......................
63 4,688 (15) 84 153 (49) 286
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on
investments ................................ $ (449) $ (16,039) $ (73) $ (117) $ (527) $ (232) $ (852)
Total Dividends and Distributions
$ (449) $ (16,039) $ (73) $ (117) $ (527) $ (232) $ (852)
Year Ended October 31, 2020
From net investment income and net realized gain on
investments ................................ $ (620) $ (19,318) $ (88) $ (140) $ (678) $ (376) $ (981)
Total Dividends and Distributions
$ (620) $ (19,318) $ (88) $ (140) $ (678) $ (376) $ (981)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime 2065 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 598 $ 311
Net realized gain (loss) on investments ............................................................................................. 962 (600)
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
13,383 2,476
Net Increase (Decrease) in Net Assets Resulting from Operations 14,943 2,187
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (964) (694)
Total Dividends and Distributions (964) (694)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
38,206 13,609
Total Increase (Decrease) in Net Assets 52,185 15,102
Net Assets
Beginning of period .................................................................................................................
30,825 15,723
End of period .......................................................................................................................
$ 83,010 $ 30,825
Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................................................ $ 41,763 $ 197 $ 176 $ 4,018 $ 999 $ 2,607
Reinvested ........................................... 849 2 3 36 18 56
Redeemed ............................................
(7,828) (110) (427) (2,216) (532) (1,405)
Net Increase (Decrease) ..................................
$ 34,784 $ 89 $ (248) $ 1,838 $ 485 $ 1,258
Shares:
Sold ................................................ 2,988 15 14 287 74 186
Reinvested ........................................... 66 – – 3 1 4
Redeemed ............................................
(555) (8) (33) (158) (38) (99)
Net Increase (Decrease) ..................................
2,499 7 (19) 132 37 91
Year Ended October 31, 2020
Dollars:
Sold ................................................ $ 22,549 $ 212 $ 595 $ 2,767 $ 389 $ 1,994
Reinvested ........................................... 546 5 9 81 17 36
Redeemed ............................................
(9,895) (298) (606) (3,559) (365) (868)
Net Increase (Decrease) ..................................
$ 13,200 $ (81) $ (2) $ (711) $ 41 $ 1,162
Shares:
Sold ................................................ 2,137 19 55 258 40 183
Reinvested ........................................... 48 – 1 7 1 3
Redeemed ............................................
(906) (26) (60) (326) (34) (82)
Net Increase (Decrease) ..................................
1,279 (7) (4) (61) 7 104
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments .... $ (849) $ (2) $ (3) $ (36) $ (18) $ (56)
Total Dividends and Distributions
$ (849) $ (2) $ (3) $ (36) $ (18) $ (56)
Year Ended October 31, 2020
From net investment income and net realized gain on investments .... $ (546) $ (5) $ (9) $ (81) $ (17) $ (36)
Total Dividends and Distributions
$ (546) $ (5) $ (9) $ (81) $ (17) $ (36)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2015 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 4,605 $ 2,330
Net realized gain (loss) on investments ............................................................................................. 5,270 686
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
6,852 3,479
Net Increase (Decrease) in Net Assets Resulting from Operations 16,727 6,495
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (5,423) (3,164)
Total Dividends and Distributions (5,423) (3,164)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
19,939 81
Total Increase (Decrease) in Net Assets 31,243 3,412
Net Assets
Beginning of period .................................................................................................................
105,962 102,550
End of period .......................................................................................................................
$ 137,205 $ 105,962
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................................................ $ 25,125 $ 3,582 $ 25 $ 3 $ 10,742
Reinvested ....................................................... 1,541 1,025 6 3 2,848
Redeemed ........................................................
(4,527) (3,243) (141) (78) (16,972)
Net Increase (Decrease) ..............................................
$ 22,139 $ 1,364 $ (110) $ (72) $ (3,382)
Shares:
Sold ............................................................ 2,003 289 2 – 861
Reinvested ....................................................... 128 85 1 – 235
Redeemed ........................................................
(362) (260) (12) (6) (1,349)
Net Increase (Decrease) ..............................................
1,769 114 (9) (6) (253)
Year Ended October 31, 2020
Dollars:
Sold ............................................................ $ 13,709 $ 4,368 $ 67 $ 25 $ 6,720
Reinvested ....................................................... 644 671 1 1 1,846
Redeemed ........................................................
(4,582) (8,519) – – (14,870)
Net Increase (Decrease) ..............................................
$ 9,771 $ (3,480) $ 68 $ 26 $ (6,304)
Shares:
Sold ............................................................ 1,197 394 6 2 582
Reinvested ....................................................... 57 59 – – 161
Redeemed ........................................................
(405) (750) – – (1,294)
Net Increase (Decrease) ..............................................
849 (297) 6 2 (551)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ................ $ (1,541) $ (1,025) $ (6) $ (3) $ (2,848)
Total Dividends and Distributions
$ (1,541) $ (1,025) $ (6) $ (3) $ (2,848)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ................ $ (644) $ (672) $ (1) $ (1) $ (1,846)
Total Dividends and Distributions
$ (644) $ (672) $ (1) $ (1) $ (1,846)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2020 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 14,665 $ 7,533
Net realized gain (loss) on investments ............................................................................................. 18,294 3,340
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
34,217 10,353
Net Increase (Decrease) in Net Assets Resulting from Operations 67,176 21,226
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (17,800) (10,359)
Total Dividends and Distributions (17,800) (10,359)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
76,921 8,453
Total Increase (Decrease) in Net Assets 126,297 19,320
Net Assets
Beginning of period .................................................................................................................
351,198 331,878
End of period .......................................................................................................................
$ 477,495 $ 351,198
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................................................ $ 96,709 $ 11,340 $ 160 $ 23 $ 25,441
Reinvested ....................................................... 4,625 2,421 35 68 10,619
Redeemed ........................................................
(17,857) (11,323) (943) (1,600) (42,797)
Net Increase (Decrease) ..............................................
$ 83,477 $ 2,438 $ (748) $ (1,509) $ (6,737)
Shares:
Sold ............................................................ 7,417 883 13 2 1,968
Reinvested ....................................................... 374 195 3 6 854
Redeemed ........................................................
(1,375) (863) (75) (126) (3,309)
Net Increase (Decrease) ..............................................
6,416 215 (59) (118) (487)
Year Ended October 31, 2020
Dollars:
Sold ............................................................ $ 50,264 $ 8,034 $ 197 $ 1,291 $ 26,891
Reinvested ....................................................... 1,447 2,398 15 11 6,488
Redeemed ........................................................
(11,187) (43,852) (32) (267) (33,245)
Net Increase (Decrease) ..............................................
$ 40,524 $ (33,420) $ 180 $ 1,035 $ 134
Shares:
Sold ............................................................ 4,329 706 18 109 2,362
Reinvested ....................................................... 124 206 1 1 557
Redeemed ........................................................
(993) (3,801) (3) (23) (2,872)
Net Increase (Decrease) ..............................................
3,460 (2,889) 16 87 47
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ................ $ (4,656) $ (2,422) $ (35) $ (68) $ (10,619)
Total Dividends and Distributions
$ (4,656) $ (2,422) $ (35) $ (68) $ (10,619)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ................ $ (1,447) $ (2,398) $ (15) $ (11) $ (6,488)
Total Dividends and Distributions
$ (1,447) $ (2,398) $ (15) $ (11) $ (6,488)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2025 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 13,028 $ 5,736
Net realized gain (loss) on investments ............................................................................................. 15,012 1,464
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
47,153 9,618
Net Increase (Decrease) in Net Assets Resulting from Operations 75,193 16,818
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (15,116) (8,465)
Total Dividends and Distributions (15,116) (8,465)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
111,690 65,624
Total Increase (Decrease) in Net Assets 171,767 73,977
Net Assets
Beginning of period .................................................................................................................
317,251 243,274
End of period .......................................................................................................................
$ 489,018 $ 317,251
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................................................ $ 109,411 $ 15,055 $ 523 $ 29 $ 43,920
Reinvested ....................................................... 4,795 2,708 37 43 7,533
Redeemed ........................................................
(22,654) (11,900) (993) (1,103) (35,714)
Net Increase (Decrease) ..............................................
$ 91,552 $ 5,863 $ (433) $ (1,031) $ 15,739
Shares:
Sold ............................................................ 8,005 1,121 41 2 3,245
Reinvested ....................................................... 372 209 3 3 581
Redeemed ........................................................
(1,668) (873) (76) (83) (2,631)
Net Increase (Decrease) ..............................................
6,709 457 (32) (78) 1,195
Year Ended October 31, 2020
Dollars:
Sold ............................................................ $ 56,173 $ 10,297 $ 235 $ 548 $ 41,789
Reinvested ....................................................... 1,812 2,064 7 14 4,558
Redeemed ........................................................
(13,759) (19,066) (29) (36) (18,983)
Net Increase (Decrease) ..............................................
$ 44,226 $ (6,705) $ 213 $ 526 $ 27,364
Shares:
Sold ............................................................ 4,733 869 20 45 3,521
Reinvested ....................................................... 152 172 1 1 380
Redeemed ........................................................
(1,198) (1,635) (3) (3) (1,613)
Net Increase (Decrease) ..............................................
3,687 (594) 18 43 2,288
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ................ $ (4,795) $ (2,708) $ (37) $ (43) $ (7,533)
Total Dividends and Distributions
$ (4,795) $ (2,708) $ (37) $ (43) $ (7,533)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ................ $ (1,822) $ (2,064) $ (7) $ (14) $ (4,558)
Total Dividends and Distributions
$ (1,822) $ (2,064) $ (7) $ (14) $ (4,558)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2030 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 13,501 $ 6,789
Net realized gain (loss) on investments ............................................................................................. 16,954 3,378
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
61,253 10,247
Net Increase (Decrease) in Net Assets Resulting from Operations 91,708 20,414
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (16,816) (11,306)
Total Dividends and Distributions (16,816) (11,306)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
121,044 32,418
Total Increase (Decrease) in Net Assets 195,936 41,526
Net Assets
Beginning of period .................................................................................................................
336,799 295,273
End of period .......................................................................................................................
$ 532,735 $ 336,799
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................................................ $ 92,642 $ 24,647 $ 78 $ 42 $ 50,319
Reinvested ....................................................... 4,160 2,930 22 132 9,563
Redeemed ........................................................
(17,432) (8,827) (635) (3,309) (33,288)
Net Increase (Decrease) ..............................................
$ 79,370 $ 18,750 $ (535) $ (3,135) $ 26,594
Shares:
Sold ............................................................ 6,563 1,776 6 3 3,600
Reinvested ....................................................... 316 221 1 10 724
Redeemed ........................................................
(1,252) (626) (47) (241) (2,383)
Net Increase (Decrease) ..............................................
5,627 1,371 (40) (228) 1,941
Year Ended October 31, 2020
Dollars:
Sold ............................................................ $ 45,242 $ 11,697 $ 545 $ 2,805 $ 39,845
Reinvested ....................................................... 1,605 3,344 28 4 6,325
Redeemed ........................................................
(10,481) (48,492) (533) (50) (19,466)
Net Increase (Decrease) ..............................................
$ 36,366 $ (33,451) $ 40 $ 2,759 $ 26,704
Shares:
Sold ............................................................ 3,819 993 45 229 3,420
Reinvested ....................................................... 132 275 2 – 520
Redeemed ........................................................
(918) (4,118) (43) (4) (1,651)
Net Increase (Decrease) ..............................................
3,033 (2,850) 4 225 2,289
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ................ $ (4,169) $ (2,930) $ (22) $ (132) $ (9,563)
Total Dividends and Distributions
$ (4,169) $ (2,930) $ (22) $ (132) $ (9,563)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ................ $ (1,605) $ (3,344) $ (28) $ (4) $ (6,325)
Total Dividends and Distributions
$ (1,605) $ (3,344) $ (28) $ (4) $ (6,325)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2035 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 8,920 $ 4,141
Net realized gain (loss) on investments ............................................................................................. 11,008 1,575
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
55,106 7,215
Net Increase (Decrease) in Net Assets Resulting from Operations 75,034 12,931
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (10,927) (6,940)
Total Dividends and Distributions (10,927) (6,940)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
97,446 55,633
Total Increase (Decrease) in Net Assets 161,553 61,624
Net Assets
Beginning of period .................................................................................................................
241,224 179,600
End of period .......................................................................................................................
$ 402,777 $ 241,224
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................................................ $ 70,555 $ 15,608 $ 238 $ 40 $ 39,968
Reinvested ....................................................... 2,866 2,394 35 37 5,595
Redeemed ........................................................
(9,044) (6,974) (1,051) (1,043) (21,778)
Net Increase (Decrease) ..............................................
$ 64,377 $ 11,028 $ (778) $ (966) $ 23,785
Shares:
Sold ............................................................ 4,805 1,080 18 3 2,754
Reinvested ....................................................... 210 175 2 3 408
Redeemed ........................................................
(620) (469) (75) (74) (1,478)
Net Increase (Decrease) ..............................................
4,395 786 (55) (68) 1,684
Year Ended October 31, 2020
Dollars:
Sold ............................................................ $ 36,708 $ 9,878 $ 585 $ 434 $ 31,749
Reinvested ....................................................... 1,225 2,021 9 18 3,667
Redeemed ........................................................
(8,666) (13,446) (185) (22) (8,342)
Net Increase (Decrease) ..............................................
$ 29,267 $ (1,547) $ 409 $ 430 $ 27,074
Shares:
Sold ............................................................ 3,064 826 51 35 2,629
Reinvested ....................................................... 99 162 1 1 293
Redeemed ........................................................
(744) (1,147) (16) (2) (689)
Net Increase (Decrease) ..............................................
2,419 (159) 36 34 2,233
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ................ $ (2,866) $ (2,394) $ (35) $ (37) $ (5,595)
Total Dividends and Distributions
$ (2,866) $ (2,394) $ (35) $ (37) $ (5,595)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ................ $ (1,225) $ (2,021) $ (9) $ (18) $ (3,667)
Total Dividends and Distributions
$ (1,225) $ (2,021) $ (9) $ (18) $ (3,667)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2040 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 7,633 $ 4,636
Net realized gain (loss) on investments ............................................................................................. 10,511 2,302
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
58,741 6,547
Net Increase (Decrease) in Net Assets Resulting from Operations 76,885 13,485
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (10,168) (8,271)
Total Dividends and Distributions (10,168) (8,271)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
77,288 23,839
Total Increase (Decrease) in Net Assets 144,005 29,053
Net Assets
Beginning of period .................................................................................................................
234,445 205,392
End of period .......................................................................................................................
$ 378,450 $ 234,445
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................................................ $ 57,591 $ 13,949 $ 119 $ 68 $ 37,756
Reinvested ....................................................... 2,184 1,923 35 68 5,958
Redeemed ........................................................
(9,647) (5,289) (1,161) (2,076) (24,190)
Net Increase (Decrease) ..............................................
$ 50,128 $ 10,583 $ (1,007) $ (1,940) $ 19,524
Shares:
Sold ............................................................ 3,826 951 9 5 2,546
Reinvested ....................................................... 159 139 3 5 430
Redeemed ........................................................
(648) (355) (82) (144) (1,618)
Net Increase (Decrease) ..............................................
3,337 735 (70) (134) 1,358
Year Ended October 31, 2020
Dollars:
Sold ............................................................ $ 27,567 $ 6,355 $ 679 $ 1,336 $ 28,031
Reinvested ....................................................... 1,160 2,454 18 18 4,621
Redeemed ........................................................
(6,920) (29,849) (271) (73) (11,287)
Net Increase (Decrease) ..............................................
$ 21,807 $ (21,040) $ 426 $ 1,281 $ 21,365
Shares:
Sold ............................................................ 2,284 530 55 106 2,318
Reinvested ....................................................... 92 195 1 1 366
Redeemed ........................................................
(572) (2,438) (21) (6) (927)
Net Increase (Decrease) ..............................................
1,804 (1,713) 35 101 1,757
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ................ $ (2,184) $ (1,923) $ (35) $ (68) $ (5,958)
Total Dividends and Distributions
$ (2,184) $ (1,923) $ (35) $ (68) $ (5,958)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ................ $ (1,160) $ (2,454) $ (18) $ (18) $ (4,621)
Total Dividends and Distributions
$ (1,160) $ (2,454) $ (18) $ (18) $ (4,621)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2045 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 4,589 $ 2,549
Net realized gain (loss) on investments ............................................................................................. 6,159 1,257
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
43,097 3,579
Net Increase (Decrease) in Net Assets Resulting from Operations 53,845 7,385
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (6,055) (4,395)
Total Dividends and Distributions (6,055) (4,395)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
50,229 33,873
Total Increase (Decrease) in Net Assets 98,019 36,863
Net Assets
Beginning of period .................................................................................................................
150,270 113,407
End of period .......................................................................................................................
$ 248,289 $ 150,270
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................................................ $ 35,742 $ 10,573 $ 71 $ 31 $ 29,168
Reinvested ....................................................... 1,248 1,444 25 23 3,315
Redeemed ........................................................
(7,679) (4,265) (882) (764) (17,821)
Net Increase (Decrease) ..............................................
$ 29,311 $ 7,752 $ (786) $ (710) $ 14,662
Shares:
Sold ............................................................ 2,322 706 5 2 1,925
Reinvested ....................................................... 89 102 2 2 234
Redeemed ........................................................
(500) (274) (61) (53) (1,151)
Net Increase (Decrease) ..............................................
1,911 534 (54) (49) 1,008
Year Ended October 31, 2020
Dollars:
Sold ............................................................ $ 18,280 $ 6,651 $ 534 $ 339 $ 23,483
Reinvested ....................................................... 616 1,396 9 12 2,362
Redeemed ........................................................
(4,279) (10,545) (44) (29) (4,912)
Net Increase (Decrease) ..............................................
$ 14,617 $ (2,498) $ 499 $ 322 $ 20,933
Shares:
Sold ............................................................ 1,492 536 45 28 1,900
Reinvested ....................................................... 48 109 1 1 185
Redeemed ........................................................
(354) (874) (4) (3) (405)
Net Increase (Decrease) ..............................................
1,186 (229) 42 26 1,680
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ................ $ (1,248) $ (1,444) $ (25) $ (23) $ (3,315)
Total Dividends and Distributions
$ (1,248) $ (1,444) $ (25) $ (23) $ (3,315)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ................ $ (616) $ (1,396) $ (9) $ (12) $ (2,362)
Total Dividends and Distributions
$ (616) $ (1,396) $ (9) $ (12) $ (2,362)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2050 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 3,347 $ 2,230
Net realized gain (loss) on investments ............................................................................................. 4,769 1,270
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
36,453 3,517
Net Increase (Decrease) in Net Assets Resulting from Operations 44,569 7,017
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (4,667) (4,402)
Total Dividends and Distributions (4,667) (4,402)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
45,809 14,442
Total Increase (Decrease) in Net Assets 85,711 17,057
Net Assets
Beginning of period .................................................................................................................
119,971 102,914
End of period .......................................................................................................................
$ 205,682 $ 119,971
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................................................ $ 27,761 $ 9,236 $ 51 $ 31 $ 25,127
Reinvested ....................................................... 996 1,087 14 33 2,537
Redeemed ........................................................
(6,653) (4,514) (513) (1,100) (8,284)
Net Increase (Decrease) ..............................................
$ 22,104 $ 5,809 $ (448) $ (1,036) $ 19,380
Shares:
Sold ............................................................ 1,775 607 3 2 1,634
Reinvested ....................................................... 70 77 1 2 179
Redeemed ........................................................
(427) (288) (35) (74) (541)
Net Increase (Decrease) ..............................................
1,418 396 (31) (70) 1,272
Year Ended October 31, 2020
Dollars:
Sold ............................................................ $ 14,054 $ 5,224 $ 384 $ 616 $ 20,580
Reinvested ....................................................... 590 1,771 7 14 2,020
Redeemed ........................................................
(2,242) (23,349) (74) (45) (5,108)
Net Increase (Decrease) ..............................................
$ 12,402 $ (16,354) $ 317 $ 585 $ 17,492
Shares:
Sold ............................................................ 1,158 423 33 49 1,694
Reinvested ....................................................... 45 137 1 1 157
Redeemed ........................................................
(184) (1,872) (8) (4) (411)
Net Increase (Decrease) ..............................................
1,019 (1,312) 26 46 1,440
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ................ $ (996) $ (1,087) $ (14) $ (33) $ (2,537)
Total Dividends and Distributions
$ (996) $ (1,087) $ (14) $ (33) $ (2,537)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ................ $ (590) $ (1,771) $ (7) $ (14) $ (2,020)
Total Dividends and Distributions
$ (590) $ (1,771) $ (7) $ (14) $ (2,020)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2055 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 1,384 $ 813
Net realized gain (loss) on investments ............................................................................................. 1,936 293
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
17,591 1,352
Net Increase (Decrease) in Net Assets Resulting from Operations 20,911 2,458
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (1,927) (1,368)
Total Dividends and Distributions (1,927) (1,368)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
28,501 14,912
Total Increase (Decrease) in Net Assets 47,485 16,002
Net Assets
Beginning of period .................................................................................................................
52,444 36,442
End of period .......................................................................................................................
$ 99,929 $ 52,444
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................................................ $ 13,173 $ 7,540 $ 88 $ 51 $ 14,161
Reinvested ....................................................... 329 504 10 11 1,073
Redeemed ........................................................
(1,961) (2,047) (396) (439) (3,596)
Net Increase (Decrease) ..............................................
$ 11,541 $ 5,997 $ (298) $ (377) $ 11,638
Shares:
Sold ............................................................ 828 487 6 3 900
Reinvested ....................................................... 23 35 1 1 74
Redeemed ........................................................
(125) (127) (27) (29) (233)
Net Increase (Decrease) ..............................................
726 395 (20) (25) 741
Year Ended October 31, 2020
Dollars:
Sold ............................................................ $ 5,501 $ 4,070 $ 210 $ 289 $ 11,328
Reinvested ....................................................... 169 510 2 5 682
Redeemed ........................................................
(743) (5,478) (31) (45) (1,557)
Net Increase (Decrease) ..............................................
$ 4,927 $ (898) $ 181 $ 249 $ 10,453
Shares:
Sold ............................................................ 441 324 18 24 913
Reinvested ....................................................... 13 39 – – 52
Redeemed ........................................................
(59) (443) (2) (4) (123)
Net Increase (Decrease) ..............................................
395 (80) 16 20 842
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ................ $ (329) $ (504) $ (10) $ (11) $ (1,073)
Total Dividends and Distributions
$ (329) $ (504) $ (10) $ (11) $ (1,073)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ................ $ (169) $ (510) $ (2) $ (5) $ (682)
Total Dividends and Distributions
$ (169) $ (510) $ (2) $ (5) $ (682)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2060 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 451 $ 261
Net realized gain (loss) on investments ............................................................................................. 639 9
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
6,429 720
Net Increase (Decrease) in Net Assets Resulting from Operations 7,519 990
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (616) (469)
Total Dividends and Distributions (616) (469)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
14,135 4,747
Total Increase (Decrease) in Net Assets 21,038 5,268
Net Assets
Beginning of period .................................................................................................................
17,751 12,483
End of period .......................................................................................................................
$ 38,789 $ 17,751
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................................................ $ 5,915 $ 5,314 $ 23 $ 28 $ 7,741
Reinvested ....................................................... 109 149 3 9 345
Redeemed ........................................................
(974) (2,046) (144) (368) (1,969)
Net Increase (Decrease) ..............................................
$ 5,050 $ 3,417 $ (118) $ (331) $ 6,117
Shares:
Sold ............................................................ 365 332 2 2 482
Reinvested ....................................................... 8 10 – – 23
Redeemed ........................................................
(61) (125) (9) (24) (123)
Net Increase (Decrease) ..............................................
312 217 (7) (22) 382
Year Ended October 31, 2020
Dollars:
Sold ............................................................ $ 2,405 $ 2,322 $ 66 $ 270 $ 4,980
Reinvested ....................................................... 59 176 1 1 231
Redeemed ........................................................
(730) (3,455) (3) (15) (1,561)
Net Increase (Decrease) ..............................................
$ 1,734 $ (957) $ 64 $ 256 $ 3,650
Shares:
Sold ............................................................ 189 186 5 21 400
Reinvested ....................................................... 5 13 – – 17
Redeemed ........................................................
(58) (267) – (1) (120)
Net Increase (Decrease) ..............................................
136 (68) 5 20 297
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ................ $ (109) $ (149) $ (3) $ (10) $ (345)
Total Dividends and Distributions
$ (109) $ (149) $ (3) $ (10) $ (345)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ................ $ (59) $ (176) $ (2) $ (1) $ (231)
Total Dividends and Distributions
$ (59) $ (176) $ (2) $ (1) $ (231)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid 2065 Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 100 $ 36
Net realized gain (loss) on investments ............................................................................................. 155 31
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
1,384 129
Net Increase (Decrease) in Net Assets Resulting from Operations 1,639 196
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (101) (38)
From tax return of capital ...........................................................................................................
(3) –
Total Dividends and Distributions (104) (38)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
5,541 1,454
Total Increase (Decrease) in Net Assets 7,076 1,612
Net Assets
Beginning of period .................................................................................................................
2,957 1,345
End of period .......................................................................................................................
$ 10,033 $ 2,957
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................................................ $ 3,750 $ 1,127 $ 10 $ – $ 2,718
Reinvested ....................................................... 52 10 – 1 41
Redeemed ........................................................
(777) (347) (25) (27) (992)
Net Increase (Decrease) ..............................................
$ 3,025 $ 790 $ (15) $ (26) $ 1,767
Shares:
Sold ............................................................ 269 77 1 – 197
Reinvested ....................................................... 4 1 – – 3
Redeemed ........................................................
(55) (24) (2) (2) (71)
Net Increase (Decrease) ..............................................
218 54 (1) (2) 129
Year Ended October 31, 2020
Dollars:
Sold ............................................................ $ 1,432 $ 401 $ 3 $ 11 $ 1,320
Reinvested ....................................................... 23 5 – – 10
Redeemed ........................................................
(587) (335) (3) – (826)
Net Increase (Decrease) ..............................................
$ 868 $ 71 $ – $ 11 $ 504
Shares:
Sold ............................................................ 129 37 – 1 123
Reinvested ....................................................... 2 – – – 1
Redeemed ........................................................
(52) (30) – – (75)
Net Increase (Decrease) ..............................................
79 7 – 1 49
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ................ $ (50) $ (10) $ – $ (1) $ (40)
From tax return of capital ............................................. (2) – – – (1)
Total Dividends and Distributions
$ (52) $ (10) $ – $ (1) $ (41)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ................ $ (23) $ (5) $ – $ – $ (10)
Total Dividends and Distributions
$ (23) $ (5) $ – $ – $ (10)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Principal LifeTime Hybrid Income Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 3,086 $ 1,338
Net realized gain (loss) on investments ............................................................................................. 2,948 177
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
690 1,934
Net Increase (Decrease) in Net Assets Resulting from Operations 6,724 3,449
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (3,308) (1,656)
Total Dividends and Distributions (3,308) (1,656)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
17,556 5,622
Total Increase (Decrease) in Net Assets 20,972 7,415
Net Assets
Beginning of period .................................................................................................................
64,499 57,084
End of period .......................................................................................................................
$ 85,471 $ 64,499
Class J Institutional R-3 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ............................................................ $ 15,961 $ 6,820 $ 472 $ 1 $ 7,178
Reinvested ....................................................... 999 617 27 5 1,653
Redeemed ........................................................
(3,060) (3,360) (845) (120) (8,792)
Net Increase (Decrease) ..............................................
$ 13,900 $ 4,077 $ (346) $ (114) $ 39
Shares:
Sold ............................................................ 1,391 596 41 – 624
Reinvested ....................................................... 89 55 3 1 146
Redeemed ........................................................
(267) (291) (75) (12) (764)
Net Increase (Decrease) ..............................................
1,213 360 (31) (11) 6
Year Ended October 31, 2020
Dollars:
Sold ............................................................ $ 12,059 $ 2,172 $ 142 $ 103 $ 9,041
Reinvested ....................................................... 247 384 8 – 1,017
Redeemed ........................................................
(2,588) (4,041) (32) (11) (12,879)
Net Increase (Decrease) ..............................................
$ 9,718 $ (1,485) $ 118 $ 92 $ (2,821)
Shares:
Sold ............................................................ 1,099 200 13 10 817
Reinvested ....................................................... 23 36 1 – 94
Redeemed ........................................................
(240) (373) (3) (1) (1,175)
Net Increase (Decrease) ..............................................
882 (137) 11 9 (264)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net realized gain on investments ................ $ (1,006) $ (617) $ (27) $ (5) $ (1,653)
Total Dividends and Distributions
$ (1,006) $ (617) $ (27) $ (5) $ (1,653)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ................ $ (247) $ (384) $ (8) $ – $ (1,017)
Total Dividends and Distributions
$ (247) $ (384) $ (8) $ – $ (1,017)
(a)
Class R-3 and R-5 shares discontinued operations and converted to Class R-6 shares on Feburary 25, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands
Principal LifeTime Strategic Income
Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 8,981 $ 9,530
Net realized gain (loss) on investments ............................................................................................. 23,987 7,837
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
9,003 6,026
Net Increase (Decrease) in Net Assets Resulting from Operations 41,971 23,393
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (16,559) (21,490)
Total Dividends and Distributions (16,559) (21,490)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
913 15,208
Total Increase (Decrease) in Net Assets 26,325 17,111
Net Assets
Beginning of period .................................................................................................................
434,253 417,142
End of period .......................................................................................................................
$ 460,578 $ 434,253
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 5,142 $ 9,727 $ 70,988 $ 769 $ 90 $ 6,266 $ 1,984 $ 2,639
Reinvested ..................... 568 2,419 12,201 80 127 376 182 590
Redeemed ......................
(3,039) (9,609) (77,279) (1,107) (4,314) (8,191) (2,415) (7,281)
Net Increase (Decrease) ............
$ 2,671 $ 2,537 $ 5,910 $ (258) $ (4,097) $ (1,549) $ (249) $ (4,052)
Shares:
Sold .......................... 396 763 5,524 60 7 497 156 206
Reinvested ..................... 44 192 963 6 10 30 15 47
Redeemed ......................
(233) (754) (6,021) (86) (340) (647) (190) (566)
Net Increase (Decrease) ............
207 201 466 (20) (323) (120) (19) (313)
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 2,098 $ 4,153 $ 57,534 $ 512 $ 841 $ 1,852 $ 1,538 $ 4,375
Reinvested ..................... 767 3,380 15,190 131 191 609 273 924
Redeemed ......................
(3,033) (9,582) (49,083) (1,301) (1,103) (4,679) (2,228) (8,151)
Net Increase (Decrease) ............
$ (168) $ (2,049) $ 23,641 $ (658) $ (71) $ (2,218) $ (417) $ (2,852)
Shares:
Sold .......................... 171 353 4,720 43 69 155 128 363
Reinvested ..................... 63 283 1,263 11 16 51 23 77
Redeemed ......................
(248) (803) (4,115) (107) (92) (390) (188) (671)
Net Increase (Decrease) ............
(14) (167) 1,868 (53) (7) (184) (37) (231)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (573) $ (2,430) $ (12,201) $ (80) $ (127) $ (376) $ (182) $ (590)
Total Dividends and Distributions
$ (573) $ (2,430) $ (12,201) $ (80) $ (127) $ (376) $ (182) $ (590)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (781) $ (3,389) $ (15,191) $ (131) $ (192) $ (609) $ (273) $ (924)
Total Dividends and Distributions
$ (781) $ (3,389) $ (15,191) $ (131) $ (192) $ (609) $ (273) $ (924)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Real Estate Securities Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 64,513 $ 78,460
Net realized gain (loss) on investments ............................................................................................. 504,913 32,428
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
1,487,689 (940,286)
Net Increase (Decrease) in Net Assets Resulting from Operations 2,057,115 (829,398)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (136,815) (142,199)
Total Dividends and Distributions (136,815) (142,199)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
398,242 220,363
Total Increase (Decrease) in Net Assets 2,318,542 (751,234)
Net Assets
Beginning of period .................................................................................................................
4,427,429 5,178,663
End of period .......................................................................................................................
$ 6,745,971 $ 4,427,429
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................. $ 76,306 $ 6,857 $ 15,622 $ 1,465,003 $ 551 $ 537 $ 17,589 $ 7,438 $ 20,576 $ 537,053
Reinvested ............ 4,628 539 3,805 68,627 46 72 778 636 2,426 41,067
Redeemed .............
(126,050) (14,529) (24,430) (793,931) (717) (8,075) (14,322) (10,827) (51,661) (827,372)
Net Increase (Decrease) ...
$ (45,116) $ (7,133) $ (5,003) $ 739,699 $ (120) $ (7,466) $ 4,045 $ (2,753) $ (28,659) $ (249,252)
Shares:
Sold ................. 2,596 233 530 49,969 19 21 638 257 726 18,088
Reinvested ............ 164 20 139 2,398 2 3 28 23 89 1,463
Redeemed .............
(4,566) (510) (882) (27,137) (24) (321) (502) (396) (1,934) (28,446)
Net Increase (Decrease) ...
(1,806) (257) (213) 25,230 (3) (297) 164 (116) (1,119) (8,895)
Year Ended October 31, 2020
Dollars:
Sold ................. $ 86,037 $ 7,178 $ 12,433 $ 1,087,483 $ 950 $ 1,803 $ 8,875 $ 8,086 $ 26,333 $ 458,569
Reinvested ............ 6,779 827 4,474 63,549 64 192 937 888 3,734 46,542
Redeemed .............
(110,186) (17,196) (30,864) (939,658) (2,611) (6,296) (17,148) (14,791) (47,641) (418,979)
Net Increase (Decrease) ...
$ (17,370) $ (9,191) $ (13,957) $ 211,374 $ (1,597) $ (4,301) $ (7,336) $ (5,817) $ (17,574) $ 86,132
Shares:
Sold ................. 3,445 284 503 43,952 35 75 361 328 1,077 18,125
Reinvested ............ 273 33 187 2,581 3 8 38 37 157 1,891
Redeemed .............
(4,481) (733) (1,293) (38,924) (101) (264) (708) (617) (1,982) (17,046)
Net Increase (Decrease) ...
(763) (416) (603) 7,609 (63) (181) (309) (252) (748) 2,970
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2021
(a)
From net investment income
and net realized gain on
investments ............ $ (6,349) $ (546) $ (3,811) $ (73,802) $ (46) $ (78) $ (785) $ (636) $ (2,428) $ (48,334)
Total Dividends and
Distributions
$ (6,349) $ (546) $ (3,811) $ (73,802) $ (46) $ (78) $ (785) $ (636) $ (2,428) $ (48,334)
Year Ended October 31, 2020
From net investment income
and net realized gain on
investments ............ $ (8,748) $ (849) $ (4,479) $ (67,692) $ (64) $ (241) $ (939) $ (888) $ (3,736) $ (54,563)
Total Dividends and
Distributions
$ (8,748) $ (849) $ (4,479) $ (67,692) $ (64) $ (241) $ (939) $ (888) $ (3,736) $ (54,563)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Balanced Portfolio
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 56,065 $ 72,682
Net realized gain (loss) on investments ............................................................................................. 417,962 84,530
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
558,457 (25,116)
Net Increase (Decrease) in Net Assets Resulting from Operations 1,032,484 132,096
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (134,026) (174,366)
Total Dividends and Distributions (134,026) (174,366)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(53,838) (212,633)
Total Increase (Decrease) in Net Assets 844,620 (254,903)
Net Assets
Beginning of period .................................................................................................................
4,272,603 4,527,506
End of period .......................................................................................................................
$ 5,117,223 $ 4,272,603
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................. $ 233,441 $ 26,301 $ 154,758 $ 74,238 $ 580 $ 66 $ 7,578 $ 971 $ 6,343
Reinvested ............ 61,681 8,278 35,768 25,490 68 65 639 379 959
Redeemed .............
(270,966) (136,751) (153,187) (106,808) (888) (2,751) (8,425) (4,818) (6,847)
Net Increase (Decrease) ...
$ 24,156 $ (102,172) $ 37,339 $ (7,080) $ (240) $ (2,620) $ (208) $ (3,468) $ 455
Shares:
Sold ................. 12,988 1,518 8,918 4,211 34 4 436 57 363
Reinvested ............ 3,621 498 2,179 1,517 4 4 38 23 57
Redeemed .............
(15,183) (7,776) (8,922) (6,146) (51) (162) (482) (277) (392)
Net Increase (Decrease) ...
1,426 (5,760) 2,175 (418) (13) (154) (8) (197) 28
Year Ended October 31, 2020
Dollars:
Sold ................. $ 122,255 $ 25,679 $ 108,746 $ 99,857 $ 420 $ 779 $ 3,997 $ 1,570 $ 6,437
Reinvested ............ 81,459 11,814 45,159 32,066 101 80 899 506 1,285
Redeemed .............
(319,083) (95,062) (163,825) (155,979) (1,043) (694) (6,121) (2,847) (11,088)
Net Increase (Decrease) ...
$ (115,369) $ (57,569) $ (9,920) $ (24,056) $ (522) $ 165 $ (1,225) $ (771) $ (3,366)
Shares:
Sold ................. 7,983 1,703 7,378 6,639 28 52 264 102 431
Reinvested ............ 5,201 760 3,004 2,093 6 5 59 33 84
Redeemed .............
(21,009) (6,384) (11,237) (10,459) (68) (48) (405) (184) (748)
Net Increase (Decrease) ...
(7,825) (3,921) (855) (1,727) (34) 9 (82) (49) (233)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2021
(a)
From net investment income
and net realized gain on
investments ............ $ (62,304) $ (8,299) $ (35,816) $ (25,497) $ (68) $ (65) $ (639) $ (379) $ (959)
Total Dividends and
Distributions
$ (62,304) $ (8,299) $ (35,816) $ (25,497) $ (68) $ (65) $ (639) $ (379) $ (959)
Year Ended October 31, 2020
From net investment income
and net realized gain on
investments ............ $ (82,282) $ (11,858) $ (45,235) $ (32,120) $ (101) $ (80) $ (899) $ (506) $ (1,285)
Total Dividends and
Distributions
$ (82,282) $ (11,858) $ (45,235) $ (32,120) $ (101) $ (80) $ (899) $ (506) $ (1,285)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Balanced Portfolio
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 27,006 $ 31,739
Net realized gain (loss) on investments ............................................................................................. 107,218 20,519
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
154,905 (2,440)
Net Increase (Decrease) in Net Assets Resulting from Operations 289,129 49,818
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (45,915) (54,075)
Total Dividends and Distributions (45,915) (54,075)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
46,577 (38,562)
Total Increase (Decrease) in Net Assets 289,791 (42,819)
Net Assets
Beginning of period .................................................................................................................
1,658,554 1,701,373
End of period .......................................................................................................................
$ 1,948,345 $ 1,658,554
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................. $ 98,226 $ 11,315 $ 162,333 $ 39,152 $ 128 $ 30 $ 2,203 $ 2,488 $ 6,759
Reinvested ............ 14,543 2,579 20,392 7,118 49 8 252 306 496
Redeemed .............
(88,504) (55,315) (107,641) (52,374) (1,108) (486) (5,047) (5,010) (6,315)
Net Increase (Decrease) ...
$ 24,265 $ (41,421) $ 75,084 $ (6,104) $ (931) $ (448) $ (2,592) $ (2,216) $ 940
Shares:
Sold ................. 7,300 852 12,185 2,937 9 2 168 190 511
Reinvested ............ 1,111 202 1,579 548 4 1 20 24 38
Redeemed .............
(6,613) (4,166) (8,151) (3,961) (86) (37) (392) (375) (469)
Net Increase (Decrease) ...
1,798 (3,112) 5,613 (476) (73) (34) (204) (161) 80
Year Ended October 31, 2020
Dollars:
Sold ................. $ 69,118 $ 11,746 $ 125,044 $ 30,791 $ 514 $ 214 $ 2,862 $ 1,846 $ 3,826
Reinvested ............ 16,984 3,702 22,659 9,088 68 8 398 374 558
Redeemed .............
(92,569) (38,231) (126,514) (66,999) (586) (80) (5,361) (2,485) (5,537)
Net Increase (Decrease) ...
$ (6,467) $ (22,783) $ 21,189 $ (27,120) $ (4) $ 142 $ (2,101) $ (265) $ (1,153)
Shares:
Sold ................. 5,769 995 10,635 2,615 44 17 242 155 321
Reinvested ............ 1,410 308 1,912 764 6 1 33 31 47
Redeemed .............
(7,805) (3,251) (10,919) (5,695) (50) (7) (446) (209) (467)
Net Increase (Decrease) ...
(626) (1,948) 1,628 (2,316) – 11 (171) (23) (99)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2021
(a)
From net investment income
and net realized gain on
investments ............ $ (14,670) $ (2,587) $ (20,427) $ (7,120) $ (49) $ (8) $ (252) $ (306) $ (496)
Total Dividends and
Distributions
$ (14,670) $ (2,587) $ (20,427) $ (7,120) $ (49) $ (8) $ (252) $ (306) $ (496)
Year Ended October 31, 2020
From net investment income
and net realized gain on
investments ............ $ (17,139) $ (3,730) $ (22,692) $ (9,108) $ (68) $ (8) $ (398) $ (374) $ (558)
Total Dividends and
Distributions
$ (17,139) $ (3,730) $ (22,692) $ (9,108) $ (68) $ (8) $ (398) $ (374) $ (558)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Conservative Growth Portfolio
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 28,029 $ 42,923
Net realized gain (loss) on investments ............................................................................................. 255,985 70,003
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
599,685 (32,711)
Net Increase (Decrease) in Net Assets Resulting from Operations 883,699 80,215
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (107,676) (122,305)
Total Dividends and Distributions (107,676) (122,305)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(57,850) (166,648)
Total Increase (Decrease) in Net Assets 718,173 (208,738)
Net Assets
Beginning of period .................................................................................................................
2,826,597 3,035,335
End of period .......................................................................................................................
$ 3,544,770 $ 2,826,597
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................. $ 132,625 $ 15,182 $ 109,203 $ 48,839 $ 463 $ 311 $ 4,854 $ 4,291 $ 5,891
Reinvested ............ 57,547 6,537 23,562 17,669 43 54 493 232 854
Redeemed .............
(214,596) (87,521) (91,076) (75,359) (124) (2,246) (7,013) (3,578) (4,987)
Net Increase (Decrease) ...
$ (24,424) $ (65,802) $ 41,689 $ (8,851) $ 382 $ (1,881) $ (1,666) $ 945 $ 1,758
Shares:
Sold ................. 6,392 819 5,499 2,433 25 16 249 215 292
Reinvested ............ 2,998 373 1,281 945 2 3 27 13 46
Redeemed .............
(10,451) (4,632) (4,638) (3,819) (6) (118) (361) (175) (250)
Net Increase (Decrease) ...
(1,061) (3,440) 2,142 (441) 21 (99) (85) 53 88
Year Ended October 31, 2020
Dollars:
Sold ................. $ 81,248 $ 16,027 $ 70,981 $ 49,555 $ 120 $ 804 $ 1,575 $ 1,160 $ 4,172
Reinvested ............ 65,472 8,172 25,286 20,386 42 33 653 261 1,069
Redeemed .............
(238,081) (57,581) (94,235) (106,241) (180) (167) (5,619) (2,275) (9,285)
Net Increase (Decrease) ...
$ (91,361) $ (33,382) $ 2,032 $ (36,300) $ (18) $ 670 $ (3,391) $ (854) $ (4,044)
Shares:
Sold ................. 4,856 1,036 4,387 2,973 7 48 98 71 254
Reinvested ............ 3,690 503 1,486 1,179 3 2 38 15 62
Redeemed .............
(14,240) (3,716) (5,887) (6,482) (11) (10) (334) (134) (573)
Net Increase (Decrease) ...
(5,694) (2,177) (14) (2,330) (1) 40 (198) (48) (257)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2021
(a)
From net investment income
and net realized gain on
investments ............ $ (58,181) $ (6,569) $ (23,566) $ (17,684) $ (43) $ (54) $ (493) $ (232) $ (854)
Total Dividends and
Distributions
$ (58,181) $ (6,569) $ (23,566) $ (17,684) $ (43) $ (54) $ (493) $ (232) $ (854)
Year Ended October 31, 2020
From net investment income
and net realized gain on
investments ............ $ (66,202) $ (8,253) $ (25,299) $ (20,493) $ (42) $ (33) $ (653) $ (261) $ (1,069)
Total Dividends and
Distributions
$ (66,202) $ (8,253) $ (25,299) $ (20,493) $ (42) $ (33) $ (653) $ (261) $ (1,069)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Flexible Income Portfolio
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 51,073 $ 55,140
Net realized gain (loss) on investments ............................................................................................. 131,962 30,155
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
150,448 (30,971)
Net Increase (Decrease) in Net Assets Resulting from Operations 333,483 54,324
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (75,517) (66,442)
Total Dividends and Distributions (75,517) (66,442)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
140,349 (14,130)
Total Increase (Decrease) in Net Assets 398,315 (26,248)
Net Assets
Beginning of period .................................................................................................................
2,677,049 2,703,297
End of period .......................................................................................................................
$ 3,075,364 $ 2,677,049
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................. $ 257,614 $ 32,226 $ 203,912 $ 56,009 $ 571 $ 196 $ 1,335 $ 2,733 $ 2,720
Reinvested ............ 30,183 4,343 33,728 6,262 47 7 116 127 226
Redeemed .............
(190,361) (89,757) (158,432) (46,442) (706) (477) (1,499) (2,880) (1,452)
Net Increase (Decrease) ...
$ 97,436 $ (53,188) $ 79,208 $ 15,829 $ (88) $ (274) $ (48) $ (20) $ 1,494
Shares:
Sold ................. 19,485 2,466 15,553 4,260 43 15 102 211 205
Reinvested ............ 2,309 339 2,603 480 4 1 9 10 17
Redeemed .............
(14,441) (6,870) (12,144) (3,536) (54) (37) (116) (221) (111)
Net Increase (Decrease) ...
7,353 (4,065) 6,012 1,204 (7) (21) (5) – 111
Year Ended October 31, 2020
Dollars:
Sold ................. $ 239,617 $ 29,502 $ 175,024 $ 59,969 $ 699 $ 57 $ 1,250 $ 3,713 $ 2,344
Reinvested ............ 25,727 4,277 29,636 5,790 55 11 102 91 196
Redeemed .............
(233,175) (60,588) (205,454) (84,029) (1,639) (435) (1,704) (2,283) (2,883)
Net Increase (Decrease) ...
$ 32,169 $ (26,809) $ (794) $ (18,270) $ (885) $ (367) $ (352) $ 1,521 $ (343)
Shares:
Sold ................. 19,546 2,444 14,432 4,863 58 5 101 314 192
Reinvested ............ 2,091 351 2,431 473 5 1 8 8 16
Redeemed .............
(19,239) (5,028) (17,200) (6,924) (137) (37) (138) (189) (238)
Net Increase (Decrease) ...
2,398 (2,233) (337) (1,588) (74) (31) (29) 133 (30)
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2021
(a)
From net investment income
and net realized gain on
investments ............ $ (30,538) $ (4,373) $ (33,813) $ (6,270) $ (47) $ (7) $ (116) $ (127) $ (226)
Total Dividends and
Distributions
$ (30,538) $ (4,373) $ (33,813) $ (6,270) $ (47) $ (7) $ (116) $ (127) $ (226)
Year Ended October 31, 2020
From net investment income
and net realized gain on
investments ............ $ (26,033) $ (4,321) $ (29,727) $ (5,905) $ (55) $ (11) $ (102) $ (92) $ (196)
Total Dividends and
Distributions
$ (26,033) $ (4,321) $ (29,727) $ (5,905) $ (55) $ (11) $ (102) $ (92) $ (196)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SAM Strategic Growth Portfolio
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 16,803 $ 21,111
Net realized gain (loss) on investments ............................................................................................. 150,067 61,415
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
490,635 (14,680)
Net Increase (Decrease) in Net Assets Resulting from Operations 657,505 67,846
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (82,078) (86,694)
Total Dividends and Distributions (82,078) (86,694)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(26,204) (81,087)
Total Increase (Decrease) in Net Assets 549,223 (99,935)
Net Assets
Beginning of period .................................................................................................................
1,778,976 1,878,911
End of period .......................................................................................................................
$ 2,328,199 $ 1,778,976
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 88,404 $ 12,017 $ 53,592 $ 42,660 $ 156 $ 78 $ 4,448 $ 1,438 $ 8,566
Reinvested ..................... 47,387 5,093 14,479 13,051 13 118 206 390 735
Redeemed ......................
(150,530) (58,399) (50,311) (39,857) (214) (3,326) (3,335) (8,525) (4,538)
Net Increase (Decrease) ............
$ (14,739) $ (41,289) $ 17,760 $ 15,854 $ (45) $ (3,130) $ 1,319 $ (6,697) $ 4,763
Shares:
Sold .......................... 3,891 614 2,457 1,953 8 4 212 66 384
Reinvested ..................... 2,288 279 730 648 1 6 10 20 37
Redeemed ......................
(6,725) (2,927) (2,331) (1,848) (10) (160) (167) (381) (208)
Net Increase (Decrease) ............
(546) (2,034) 856 753 (1) (150) 55 (295) 213
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 68,915 $ 12,623 $ 39,201 $ 31,741 $ 1,441 $ 212 $ 1,401 $ 978 $ 2,892
Reinvested ..................... 49,686 5,804 15,072 13,775 18 107 354 406 853
Redeemed ......................
(154,578) (35,045) (63,816) (60,810) (1,688) (94) (3,035) (2,358) (5,142)
Net Increase (Decrease) ............
$ (35,977) $ (16,618) $ (9,543) $ (15,294) $ (229) $ 225 $ (1,280) $ (974) $ (1,397)
Shares:
Sold .......................... 3,958 798 2,346 1,838 91 13 80 57 166
Reinvested ..................... 2,627 347 831 749 1 6 19 22 47
Redeemed ......................
(8,738) (2,201) (3,775) (3,501) (96) (6) (172) (135) (306)
Net Increase (Decrease) ............
(2,153) (1,056) (598) (914) (4) 13 (73) (56) (93)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (47,972) $ (5,106) $ (14,485) $ (13,053) $ (13) $ (118) $ (206) $ (390) $ (735)
Total Dividends and Distributions
$ (47,972) $ (5,106) $ (14,485) $ (13,053) $ (13) $ (118) $ (206) $ (390) $ (735)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (50,245) $ (5,838) $ (15,081) $ (13,792) $ (18) $ (107) $ (354) $ (406) $ (853)
Total Dividends and Distributions
$ (50,245) $ (5,838) $ (15,081) $ (13,792) $ (18) $ (107) $ (354) $ (406) $ (853)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Short-Term Income Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 59,593 $ 98,701
Net realized gain (loss) on investments and futures ................................................................................ 27,028 51,880
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
(78,413) 35,432
Net Increase (Decrease) in Net Assets Resulting from Operations 8,208 186,013
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (101,107) (99,847)
Total Dividends and Distributions (101,107) (99,847)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(1,597,104) 565,444
Total Increase (Decrease) in Net Assets (1,690,003) 651,610
Net Assets
Beginning of period .................................................................................................................
5,917,134 5,265,524
End of period .......................................................................................................................
$ 4,227,131 $ 5,917,134
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 386,347 $ 13,836 $ 37,685 $ 1,017,555 $ 144 $ 140 $ 6,538 $ 12,381 $ 5,698
Reinvested ..................... 6,672 408 2,709 88,055 6 15 181 86 206
Redeemed ......................
(359,558) (35,844) (51,552) (2,704,326) (607) (1,928) (10,586) (4,645) (6,720)
Net Increase (Decrease) ............
$ 33,461 $ (21,600) $ (11,158) $ (1,598,716) $ (457) $ (1,773) $ (3,867) $ 7,822 $ (816)
Shares:
Sold .......................... 31,063 1,110 3,028 81,883 12 11 528 999 457
Reinvested ..................... 536 33 218 7,075 – 1 14 7 17
Redeemed ......................
(28,929) (2,883) (4,148) (217,894) (49) (155) (853) (373) (540)
Net Increase (Decrease) ............
2,670 (1,740) (902) (128,936) (37) (143) (311) 633 (66)
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 311,172 $ 28,675 $ 75,090 $ 1,822,124 $ 1,111 $ 464 $ 6,210 $ 7,772 $ 9,578
Reinvested ..................... 4,916 375 2,344 89,474 8 18 185 65 241
Redeemed ......................
(186,946) (24,498) (43,106) (1,515,167) (572) (300) (6,126) (5,306) (12,357)
Net Increase (Decrease) ............
$ 129,142 $ 4,552 $ 34,328 $ 396,431 $ 547 $ 182 $ 269 $ 2,531 $ (2,538)
Shares:
Sold .......................... 25,012 2,321 6,053 146,591 90 38 501 625 773
Reinvested ..................... 396 30 189 7,213 1 1 15 5 19
Redeemed ......................
(15,100) (1,978) (3,506) (122,713) (46) (24) (493) (427) (996)
Net Increase (Decrease) ............
10,308 373 2,736 31,091 45 15 23 203 (204)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (7,480) $ (425) $ (2,733) $ (89,975) $ (6) $ (15) $ (181) $ (86) $ (206)
Total Dividends and Distributions
$ (7,480) $ (425) $ (2,733) $ (89,975) $ (6) $ (15) $ (181) $ (86) $ (206)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (5,555) $ (402) $ (2,369) $ (91,001) $ (8) $ (20) $ (186) $ (65) $ (241)
Total Dividends and Distributions
$ (5,555) $ (402) $ (2,369) $ (91,001) $ (8) $ (20) $ (186) $ (65) $ (241)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (2,571) $ 516
Net realized gain (loss) on investments ............................................................................................. 113,521 21,563
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
307,745 2,631
Net Increase (Decrease) in Net Assets Resulting from Operations 418,695 24,710
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (19,710) (39,575)
Total Dividends and Distributions (19,710) (39,575)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
408,488 36,356
Total Increase (Decrease) in Net Assets 807,473 21,491
Net Assets
Beginning of period .................................................................................................................
689,469 667,978
End of period .......................................................................................................................
$ 1,496,942 $ 689,469
Class A Class C Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold ................. $ 73,986 $ 8,133 $ 20,100 $ 422,488 $ 441 $ 377 $ 11,008 $ 14,690 $ 12,005 $ 76,983
Reinvested ............ 5,540 681 5,065 4,529 54 24 201 793 684 2,076
Redeemed .............
(40,750) (11,463) (30,640) (110,520) (391) (2,505) (7,056) (9,619) (9,138) (29,288)
Net Increase (Decrease) ...
$ 38,776 $ (2,649) $ (5,475) $ 316,497 $ 104 $ (2,104) $ 4,153 $ 5,864 $ 3,551 $ 49,771
Shares:
Sold ................. 2,617 344 771 13,900 17 15 392 516 400 2,533
Reinvested ............ 225 32 217 168 2 1 8 31 26 77
Redeemed .............
(1,470) (483) (1,171) (3,533) (15) (100) (251) (327) (307) (969)
Net Increase (Decrease) ...
1,372 (107) (183) 10,535 4 (84) 149 220 119 1,641
Year Ended October 31, 2020
Dollars:
Sold ................. $ 14,484 $ 2,202 $ 6,697 $ 84,314 $ 174 $ 348 $ 1,785 $ 9,018 $ 9,609 $ 24,260
Reinvested ............ 12,521 1,738 11,886 6,115 135 80 520 1,462 1,375 3,537
Redeemed .............
(35,796) (7,542) (26,839) (50,957) (789) (1,387) (4,160) (7,246) (6,936) (14,252)
Net Increase (Decrease) ...
$ (8,791) $ (3,602) $ (8,256) $ 39,472 $ (480) $ (959) $ (1,855) $ 3,234 $ 4,048 $ 13,545
Shares:
Sold ................. 760 138 379 4,147 10 19 95 473 458 1,156
Reinvested ............ 601 96 602 269 7 4 25 67 62 156
Redeemed .............
(1,888) (461) (1,491) (2,549) (44) (75) (215) (371) (340) (674)
Net Increase (Decrease) ...
(527) (227) (510) 1,867 (27) (52) (95) 169 180 638
Dividends and Distributions to
Shareholders:
Year Ended October 31, 2021
(a)
From net investment income
and net realized gain on
investments ............ $ (5,576) $ (681) $ (5,066) $ (4,534) $ (54) $ (40) $ (201) $ (793) $ (684) $ (2,081)
Total Dividends and
Distributions
$ (5,576) $ (681) $ (5,066) $ (4,534) $ (54) $ (40) $ (201) $ (793) $ (684) $ (2,081)
Year Ended October 31, 2020
From net investment income
and net realized gain on
investments ............ $ (12,615) $ (1,744) $ (11,893) $ (6,139) $ (135) $ (155) $ (520) $ (1,462) $ (1,375) $ (3,537)
Total Dividends and
Distributions
$ (12,615) $ (1,744) $ (11,893) $ (6,139) $ (135) $ (155) $ (520) $ (1,462) $ (1,375) $ (3,537)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Growth Fund I
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ (15,619) $ (9,621)
Net realized gain (loss) on investments and futures ................................................................................ 482,390 144,468
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
408,875 288,676
Net Increase (Decrease) in Net Assets Resulting from Operations 875,646 423,523
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (134,563) (139,062)
Total Dividends and Distributions (134,563) (139,062)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
343,229 125,644
Total Increase (Decrease) in Net Assets 1,084,312 410,105
Net Assets
Beginning of period .................................................................................................................
2,193,228 1,783,123
End of period .......................................................................................................................
$ 3,277,540 $ 2,193,228
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 23,312 $ 129,071 $ 522 $ 296 $ 9,005 $ 9,646 $ 17,091 $ 802,735
Reinvested ..................... 6,765 11,222 150 167 984 930 2,717 110,015
Redeemed ......................
(27,866) (133,328) (705) (3,229) (8,389) (9,209) (25,179) (573,494)
Net Increase (Decrease) ............
$ 2,211 $ 6,965 $ (33) $ (2,766) $ 1,600 $ 1,367 $ (5,371) $ 339,256
Shares:
Sold .......................... 1,877 6,737 37 22 592 583 982 41,997
Reinvested ..................... 567 612 11 13 69 59 163 5,999
Redeemed ......................
(2,230) (7,033) (50) (227) (560) (568) (1,442) (29,579)
Net Increase (Decrease) ............
214 316 (2) (192) 101 74 (297) 18,417
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 14,032 $ 122,083 $ 668 $ 694 $ 5,277 $ 3,944 $ 10,789 $ 231,374
Reinvested ..................... 7,482 11,853 157 242 1,191 1,128 3,016 112,255
Redeemed ......................
(21,119) (86,564) (825) (1,785) (7,971) (4,085) (13,844) (264,348)
Net Increase (Decrease) ............
$ 395 $ 47,372 $ – $ (849) $ (1,503) $ 987 $ (39) $ 79,281
Shares:
Sold .......................... 1,566 8,869 64 68 490 322 828 16,508
Reinvested ..................... 833 882 15 25 111 97 244 8,358
Redeemed ......................
(2,354) (6,453) (78) (181) (746) (349) (1,094) (19,552)
Net Increase (Decrease) ............
45 3,298 1 (88) (145) 70 (22) 5,314
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (6,783) $ (12,809) $ (150) $ (175) $ (984) $ (930) $ (2,717) $ (110,015)
Total Dividends and Distributions
$ (6,783) $ (12,809) $ (150) $ (175) $ (984) $ (930) $ (2,717) $ (110,015)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (7,498) $ (13,560) $ (157) $ (257) $ (1,191) $ (1,128) $ (3,016) $ (112,255)
Total Dividends and Distributions
$ (7,498) $ (13,560) $ (157) $ (257) $ (1,191) $ (1,128) $ (3,016) $ (112,255)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap S&P 600 Index Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 13,055 $ 12,685
Net realized gain (loss) on investments and futures ................................................................................ 124,576 3,789
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
440,376 (96,596)
Net Increase (Decrease) in Net Assets Resulting from Operations 578,007 (80,122)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (26,607) (89,915)
Total Dividends and Distributions (26,607) (89,915)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
(150,336) (78,273)
Total Increase (Decrease) in Net Assets 401,064 (248,310)
Net Assets
Beginning of period .................................................................................................................
1,031,746 1,280,056
End of period .......................................................................................................................
$ 1,432,810 $ 1,031,746
Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a)
Dollars:
Sold .......................... $ 28,733 $ 103,841 $ 2,369 $ 543 $ 33,114 $ 13,682 $ 38,280 $ 126,945
Reinvested ..................... 3,649 5,700 128 129 1,483 880 2,161 12,447
Redeemed ......................
(32,958) (155,336) (5,124) (11,939) (41,637) (29,301) (53,060) (195,065)
Net Increase (Decrease) ............
$ (576) $ (45,795) $ (2,627) $ (11,267) $ (7,040) $ (14,739) $ (12,619) $ (55,673)
Shares:
Sold .......................... 988 3,423 79 19 1,035 430 1,183 4,107
Reinvested ..................... 146 213 5 5 54 32 77 465
Redeemed ......................
(1,160) (5,024) (167) (379) (1,324) (917) (1,658) (6,526)
Net Increase (Decrease) ............
(26) (1,388) (83) (355) (235) (455) (398) (1,954)
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 12,765 $ 66,542 $ 1,558 $ 2,365 $ 19,447 $ 8,764 $ 16,721 $ 155,344
Reinvested ..................... 12,768 23,404 590 713 6,545 3,722 8,270 33,879
Redeemed ......................
(34,322) (152,374) (3,861) (4,891) (42,292) (23,235) (48,237) (142,458)
Net Increase (Decrease) ............
$ (8,789) $ (62,428) $ (1,713) $ (1,813) $ (16,300) $ (10,749) $ (23,246) $ 46,765
Shares:
Sold .......................... 656 3,183 74 108 922 405 777 8,131
Reinvested ..................... 544 935 24 28 256 144 317 1,353
Redeemed ......................
(1,740) (7,175) (183) (222) (1,900) (1,013) (2,106) (6,710)
Net Increase (Decrease) ............
(540) (3,057) (85) (86) (722) (464) (1,012) 2,774
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a)
From net investment income and net
realized gain on investments ......... $ (3,651) $ (5,724) $ (128) $ (129) $ (1,483) $ (880) $ (2,161) $ (12,451)
Total Dividends and Distributions
$ (3,651) $ (5,724) $ (128) $ (129) $ (1,483) $ (880) $ (2,161) $ (12,451)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (12,774) $ (23,409) $ (590) $ (713) $ (6,545) $ (3,722) $ (8,271) $ (33,891)
Total Dividends and Distributions
$ (12,774) $ (23,409) $ (590) $ (713) $ (6,545) $ (3,722) $ (8,271) $ (33,891)
(a)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands SmallCap Value Fund II
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 8,995 $ 7,842
Net realized gain (loss) on investments and futures ................................................................................ 267,259 (65,549)
Net change in unrealized appreciation/(depreciation) of investments and futures ..................................................
250,566 (75,743)
Net Increase (Decrease) in Net Assets Resulting from Operations 526,820 (133,450)
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (7,762) (9,195)
Total Dividends and Distributions (7,762) (9,195)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
79,885 (65,000)
Total Increase (Decrease) in Net Assets 598,943 (207,645)
Net Assets
Beginning of period .................................................................................................................
807,322 1,014,967
End of period .......................................................................................................................
$ 1,406,265 $ 807,322
Class A Class J Institutional R-1 R-2 R-3 R-4 R-5 R-6
Capital Share Transactions:
Year Ended October 31, 2021
(a), (b)
Dollars:
Sold .......................... $ 475 $ 14,210 $ 85,504 $ 370 $ 369 $ 3,596 $ 1,966 $ 3,904 $ 230,508
Reinvested ..................... 28 51 1,182 1 1 11 12 101 6,343
Redeemed ......................
(9,133) (9,986) (62,198) (547) (1,384) (3,336) (1,514) (10,380) (170,269)
Net Increase (Decrease) ............
$ (8,630) $ 4,275 $ 24,488 $ (176) $ (1,014) $ 271 $ 464 $ (6,375) $ 66,582
Shares:
Sold .......................... 44 1,087 7,175 31 34 288 146 304 17,685
Reinvested ..................... 2 5 107 – – 1 1 9 574
Redeemed ......................
(733) (773) (4,780) (47) (117) (270) (115) (823) (13,244)
Net Increase (Decrease) ............
(687) 319 2,502 (16) (83) 19 32 (510) 5,015
Year Ended October 31, 2020
Dollars:
Sold .......................... $ 1,296 $ 2,824 $ 37,288 $ 226 $ 283 $ 1,691 $ 585 $ 3,649 $ 67,175
Reinvested ..................... 39 77 1,052 – 1 24 26 131 7,830
Redeemed ......................
(2,034) (5,050) (37,231) (400) (857) (4,138) (2,496) (5,629) (131,362)
Net Increase (Decrease) ............
$ (699) $ (2,149) $ 1,109 $ (174) $ (573) $ (2,423) $ (1,885) $ (1,849) $ (56,357)
Shares:
Sold .......................... 142 335 4,608 29 32 216 68 414 7,726
Reinvested ..................... 3 7 95 – – 2 2 12 711
Redeemed ......................
(228) (584) (4,144) (48) (95) (473) (272) (621) (13,877)
Net Increase (Decrease) ............
(83) (242) 559 (19) (63) (255) (202) (195) (5,440)
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
(a), (b)
From net investment income and net
realized gain on investments ......... $ (28) $ (51) $ (1,214) $ (1) $ (1) $ (11) $ (12) $ (101) $ (6,343)
Total Dividends and Distributions
$ (28) $ (51) $ (1,214) $ (1) $ (1) $ (11) $ (12) $ (101) $ (6,343)
Year Ended October 31, 2020
From net investment income and net
realized gain on investments ......... $ (39) $ (77) $ (1,066) $ – $ (2) $ (24) $ (26) $ (131) $ (7,830)
Total Dividends and Distributions
$ (39) $ (77) $ (1,066) $ – $ (2) $ (24) $ (26) $ (131) $ (7,830)
(a)
Class A shares discontinued operations on February 23, 2021.
(b)
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.

Statement of Changes in Net Assets
Principal Funds, Inc.

See accompanying notes.
Amounts in thousands Tax-Exempt Bond Fund
Year Ended
October 31, 2021
Year Ended
October 31, 2020
Operations
Net investment income (loss) ....................................................................................................... $ 16,095 $ 15,811
Net realized gain (loss) on investments ............................................................................................. (121) (7,287)
Net change in unrealized appreciation/(depreciation) of investments ..............................................................
17,190 9
Net Increase (Decrease) in Net Assets Resulting from Operations 33,164 8,533
Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments ................................................................ (16,677) (14,155)
Total Dividends and Distributions (16,677) (14,155)
Capital Share Transactions
Net increase (decrease) in capital share transactions ...............................................................................
138,356 87,432
Total Increase (Decrease) in Net Assets 154,843 81,810
Net Assets
Beginning of period .................................................................................................................
642,958 561,148
End of period .......................................................................................................................
$ 797,801 $ 642,958
Class A Class C Institutional
Capital Share Transactions:
Year Ended October 31, 2021
Dollars:
Sold .................................................................................. $ 100,900 $ 7,969 $ 143,269
Reinvested ............................................................................. 7,827 501 6,756
Redeemed ..............................................................................
(57,368) (12,427) (59,071)
Net Increase (Decrease) ....................................................................
$ 51,359 $ (3,957) $ 90,954
Shares:
Sold .................................................................................. 13,154 1,036 18,655
Reinvested ............................................................................. 1,023 65 882
Redeemed ..............................................................................
(7,496) (1,620) (7,721)
Net Increase (Decrease) ....................................................................
6,681 (519) 11,816
Year Ended October 31, 2020
Dollars:
Sold .................................................................................. $ 98,356 $ 13,236 $ 185,386
Reinvested ............................................................................. 7,277 537 4,814
Redeemed ..............................................................................
(103,680) (14,303) (104,191)
Net Increase (Decrease) ....................................................................
$ 1,953 $ (530) $ 86,009
Shares:
Sold .................................................................................. 13,366 1,777 25,124
Reinvested ............................................................................. 988 73 653
Redeemed ..............................................................................
(14,400) (1,952) (14,240)
Net Increase (Decrease) ....................................................................
(46) (102) 11,537
Dividends and Distributions to Shareholders:
Year Ended October 31, 2021
From net investment income and net realized gain on investments ...................................... $ (8,862) $ (536) $ (7,279)
Total Dividends and Distributions
$ (8,862) $ (536) $ (7,279)
Year Ended October 31, 2020
From net investment income and net realized gain on investments ...................................... $ (8,234) $ (601) $ (5,320)
Total Dividends and Distributions
$ (8,234) $ (601) $ (5,320)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

1. Organization
Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-
end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California
Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Emerging
Markets Total Return Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond
Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets
Fund, International Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap
Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund,
Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal
LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime
2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund,
Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime
Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund,
Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime
Hybrid 2065 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM
Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM
Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap
Value Fund II and Tax-Exempt Bond Fund, series of the Fund, (known as the "Funds") are presented herein. Principal LifeTime 2010 Fund,
Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal
LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime
2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, and Principal LifeTime Strategic Income Fund are referred to collectively as the “Principal LifeTime Funds”. Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal
LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid
2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund, Principal
LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, and Principal LifeTime Hybrid Income Fund are referred to collectively as the “Principal LifeTime Hybrid Funds”. SAM Balanced, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio,
SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio are referred to collectively as the “SAM Portfolios”. The Funds may offer up to nine classes of shares: Class A, Class C, Class J, Institutional, R-1, R-3, R-4, R-5, and R-6.
Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification
(“ASC”) Topic 946, Financial Services - Investment Companies . The Funds have not provided financial support and are not contractually required to provide financial support to any investee.
Effective December 20, 2019, Diversified International Fund, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of Global Opportunities Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders on December
18, 2019. The purpose of the acquisition was to combine two accounts managed by Principal Global Investors, LLC (the “Manager”)
with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 4,597,000 shares from Global Opportunities Fund for 1,150,000 shares valued at $14,798,000 of Diversified International Fund at an approximate exchange rate of .27 and .29 for Class A and Institutional classes of shares, respectively. The investment securities of Global Opportunities
Fund, with a fair value of approximately $12,835,000 and a cost of $12,014,000 and $3,574,000 cash were the primary assets acquired by
Diversified International Fund on December 20, 2019. For financial reporting purposes, assets received and shares issued by Diversified
International Fund were recorded at fair value; however, the cost basis of the investments received from Global Opportunities Fund were maintained through the reorganization. The net assets of Global Opportunities Fund and Diversified International Fund immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $16,894,000 ($953,000 of accumulated realized gain) and $12,519,093,000, respectively. The net assets of Diversified International Fund immediately following the acquisition were $12,535,987,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2019, the beginning of the fiscal year for Diversified International Fund,
Diversified International Fund’s pro forma results of operations for the period ended October 31, 2020, would have been $163,840,000 of net investment income, $388,990,000 of net realized and unrealized loss on investments, and $552,830,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Global Opportunities Fund that have been included in
Diversified International Fund’s statement of operations since December 20, 2019.
Effective December 30, 2019, Income Fund changed its name to Core Fixed Income Fund.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Effective June 26, 2020, Diversified International Fund, as the accounting legal survivor, acquired all the assets and assumed all the liabilities of SystematEx International Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders on June 23, 2020.
The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 6,678,000 shares from SystematEx International Fund for 5,048,000 shares valued at $59,045,000 of Diversified International Fund at an approximate exchange rate of .75 and .76 for Institutional and Class R-6 classes of shares, respectively. The investment securities of SystematEx International Fund, with a fair value of approximately $51,982,000 and a cost of $53,094,000 and $6,572,000 cash were the primary assets acquired by Diversified International Fund on December 20, 2019.
For financial reporting purposes, assets received and shares issued by Diversified International Fund were recorded at fair value; however, the cost basis of the investments received from SystematEx International Fund were maintained through the reorganization. The net assets of SystematEx International Fund and Diversified International Fund immediately prior to the acquisition in accordance with U.S. GAAP were approximately $59,045,000 ($811,000 of accumulated realized gain) and $12,179,242,000, respectively. The net assets of Diversified
International Fund immediately following the acquisition were $12,238,287,000. In accordance with Sections 381-384 of the Internal
Revenue Code, a portion of accumulated realized losses may be subject to limitation.
Assuming the acquisition had been completed on November 1, 2019, the beginning of the fiscal year for Diversified International Fund,
Diversified International Fund’s pro forma results of operations for the period ended October 31, 2020, would have been $163,200,000 of net investment income, $389,491,000 of net realized and unrealized loss on investments, and $552,691,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of SystematEx International Fund that have been included in Diversified International Fund’s statement of operations since June 26, 2020.
Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total
Return Bond Fund.
Effective February 23, 2021, Class A shares were liquidated for High Income Fund, Inflation Protection Fund, International Fund I, and
SmallCap Value Fund II.
Effective February 25, 2021, Class R-3 and Class R-5 shares discontinued and converted into Class R-6 shares for the following Funds:
Effective March 1, 2021, Class R-2 shares discontinued and converted into Class R-3 shares for all Funds.
Effective June 11, 2021, Class R-5 shares were liquidated for Overseas Fund.
All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds may invest in other series of the Fund and other investment funds, which may include closed-end investment companies, exchange-traded funds, money market funds and other registered open-end investment companies. Investments in registered open-end investment companies, other than exchange-traded funds, are valued at the respective fund’s closing net asset value per share on the day of valuation.
The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal LifeTime Funds, Principal LifeTime
Hybrid Funds, and the SAM Portfolios) value securities, including exchange-traded funds, for which market quotations are readily available
Principal LifeTime Hybrid 2015 Fund Principal LifeTime Hybrid 2035 Fund Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2020 Fund Principal LifeTime Hybrid 2040 Fund Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid 2025 Fund Principal LifeTime Hybrid 2045 Fund Principal LifeTime Hybrid 2065 Fund
Principal LifeTime Hybrid 2030 Fund Principal LifeTime Hybrid 2050 Fund Principal LifeTime Hybrid Income Fund
1. Organization (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example, weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor, is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors, as may occasionally be necessary.
Government Money Market Fund qualifies as a government/agency money market fund. Money Market Fund qualifies as a retail money market fund. The two funds value their securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the 1940 Act. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock
Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.
The following Funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of October
31, 2021:
Diversified International Fund
Euro 22 .8%
Japanese Yen 16 .5
British Pound Sterling 10 .1
Swiss Franc 6 .7
Hong Kong Dollar 5 .8
Canadian Dollar 5 .6
Finisterre Emerging Markets Total Return Bond Fund
Euro 6 .9%
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The
Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Payment in kind (“PIK”) income is computed on the value of the securities received at the contractual rate specified in each loan agreement. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. Callable debt securities purchased at a premium are amortized to the earliest call date and to the callable amount, if other than par. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and
Money Market Fund) of each class.
Distributions from Real Estate Investment Trusts (“REITs”) may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Government Money Market Fund and Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the other series of the Fund and other investment companies (collectively, “Underlying Funds”) in which they invest. Because the Underlying
Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.
Dividends and Distributions to Shareholders. With respect to Government Money Market Fund and Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With
Global Diversified Income Fund
Euro 5 .0%
Global Real Estate Securities Fund
Japanese Yen 9 .0%
Euro 7 .5
British Pound Sterling 6 .1
International Emerging Markets Fund
Hong Kong Dollar 27 .2%
Indian Rupee 16 .1
New Taiwan Dollar 14 .2
South Korean Won 10 .7
International Fund I
Euro 19 .2%
Japanese Yen 12 .9
British Pound Sterling 9 .7
Swiss Franc 8 .7
Canadian Dollar 8 .5
Hong Kong Dollar 8 .1
New Taiwan Dollar 7 .5
Overseas Fund
Euro 39 .8%
British Pound Sterling 21 .0
Japanese Yen 12 .1
Swiss Franc 6 .7
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

respect to California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High
Yield Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for amortization of premiums and discounts, net operating losses, foreign currency transactions, inverse floating rate securities (“Inverse Floaters”), options and futures contracts, certain defaulted securities, sales of passive foreign investment companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, redemptions in-kind, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the
Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a
“regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is
“more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the “more likely than not” threshold would be recorded as a tax benefit or expense in the current year. During the period ended October 31, 2021 , the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last three fiscal years, once a return is filed. No examinations are in progress at this time.
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty regarding collectability and timing of these reclaims, among other factors, a corresponding receivable will only be recognized when the tax position meets the "more likely than not" threshold.
Gains realized upon the disposition of certain foreign securities held by certain Funds may be subject to capital gains tax, payable prior to the repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statements of operations.
Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated tax liability for future gains on certain foreign securities. Any accrued foreign tax liability is shown on the statements of assets and liabilities. At October 31,
2021, Diversified International Fund, International Emerging Markets Fund, and International Fund I had accrued foreign tax liabilities of
$5,864,000, $1,716,000, and $51,000, respectively and International Emerging Markets Fund had a foreign tax refund receivable of $16,000 relating to foreign securities.
Recent Accounting Pronouncements. In March 2020, the Financial Accounting Standards Board ("FASB") issued Accounting Standards
Update ("ASU") No. 2020-04 Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial
Reporting,  which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Interbank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. Management is evaluating the impact of the ASU over the period of time the ASU is effective.
3. Operating Policies
Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”), the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month LIBOR rate plus 1.00%). The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations. As of October 31, 2021 , MidCap Fund had outstanding borrowings of $985,000. As of October 31, 2021 , SmallCap
Value Fund II had an interfund lending receivable of $16,225,000.
2. Significant Accounting Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

During the year ended October 31, 2021, Funds lending to the Facility were as follows (amounts in thousands):
During the year ended October 31, 2021, Funds borrowing from the Facility were as follows (amounts in thousands):
In addition, the Funds (with the exception of High Income Fund) participate with other registered investment companies managed by the
Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $250 million, collectively, effective
April 19, 2021. Prior to April 19, 2021, participants could borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate (or such successor if no longer available) plus 1.25%. Additionally, a commitment fee is charged at an annual rate of .15%, (effective April 19, 2021 and thereafter) on the amount of the line of credit which is allocated to each participant based on average net assets. Prior to April 19, 2021, the commitment fee was charged at an annual rate equal to
0.20%. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings against the line of credit as of October 31, 2021.
Average Daily
Amount Loaned
Weighted Average
Annual Interest
Rate
Core Fixed Income Fund $ 1, 939 0.6 6%
Core Plus Bond Fund 126 0.66
Diversified International Fund 476 0.63
Equity Income Fund 5,419 0.63
Finisterre Emerging Markets Total Return Bond Fund 145 0.70
Global Diversified Income Fund 932 0.66
Global Real Estate Securities Fund 675 0.65
Government & High Quality Bond Fund 537 0.68
High Income Fund 1,247 0.65
High Yield Fund 1,352 0.59
International Emerging Markets Fund 45 0.70
LargeCap Growth Fund I 2,365 0.67
LargeCap S&P 500 Index Fund 1,293 0.70
LargeCap Value Fund III 734 0.68
MidCap Fund 10 0.70
MidCap Growth Fund 22 0.70
MidCap Growth Fund III 330 0.62
MidCap S&P 400 Index Fund 65 0.69
MidCap Value Fund I 106 0.70
Overseas Fund 375 0.66
Principal Capital Appreciation Fund 406 0.63
Real Estate Securities Fund 1,010 0.69
Short-Term Income Fund 452 0.66
SmallCap Fund 142 0.70
SmallCap Growth Fund I 509 0.68
SmallCap S&P 600 Index Fund 569 0.66
SmallCap Value Fund II 624 0.70
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
California Municipal Fund $ 37 0.61%
Diversified International Fund 164 0.66
Finisterre Emerging Markets Total Return Bond Fund 31 0.61
Global Real Estate Securities Fund 55 0.70
High Yield Fund 847 0.61
International Fund I 64 0.66
LargeCap S&P 500 Index Fund 4,440 0.62
MidCap Fund 13,386 0.67
MidCap Value Fund I 4 1 9 0.61
Overseas Fund 165 0.59
Real Estate Securities Fund 32 0.55
SmallCap S&P 600 Index Fund 47 0.61
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

During the year ended October 31, 2021, Funds borrowing against the line of credit were as follows (amounts in thousands):
Credit Linked Structured Notes. Certain of the Funds invest in credit linked structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Credit linked structured notes may entail a greater degree of market risk than other types of debt securities. Credit linked structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the credit linked structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.
Contingent Convertible Securities. As footnoted in the schedules of investments, certain of the Funds invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated
maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and
economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features,
CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.
Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, as stated in the counterparties' master netting agreements ("Master Netting Agreements"), such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.
Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.
As of October 31, 2021, Funds with financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):
Average Daily
Outstanding
Balance
Weighted Average
Annual Interest
Rate
International Fund I $ 1 1.16%
SAM Flexible Income Portfolio 2 1.36
Tax-Exempt Bond Fund 67 1.37
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Finisterre Emerging Markets Total Return Bond Fund
Citigroup Inc
Foreign Currency Contracts $ 1,35 5 $ (1,159) $ 19 6
$ 1,35 5 $ (1,159) $ 19 6 $ — $ 19 6
HSBC Securities Inc
Foreign Currency Contracts 48 (66 4 ) (616)
Total Return Swaps 3 55 — 355
$ 4 03 $ (6 64 ) $ (26 1 ) $ 261 $ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Finisterre Emerging Markets Total Return Bond Fund (continued)
JPMorgan Chase
Foreign Currency Contracts $ 2,13 9 $ (4,594) $ (2,45 5 )
Total Return Swaps 93 (1 87 ) (9 4 )
$ 2,2 32 $ (4,78 1 ) $ (2,5 49 ) $ 2,549 $ —
Total OTC $ 3,990 $ (6,6 04 ) $ (2,61 4 ) $ 196
Global Diversified Income Fund
Barclays Bank PLC
Foreign Currency Contracts — (8) (8)
$ — $ (8) $ (8) $ 8 $ —
Citigroup Inc
Foreign Currency Contracts 79 (70) 9
$ 79 $ (70) $ 9 $ — $ 9
HSBC Securities Inc
Foreign Currency Contracts 15 (85) (7 0 )
$ 15 $ (85) $ (7 0 ) $ 70 $ —
JPMorgan Chase
Foreign Currency Contracts 121 (146) (25)
Total Return Swaps 6 6 — 66
$ 18 7 $ (14 6 ) $ 41 $ — $ 41
Morgan Stanley & Co
Foreign Currency Contracts 133 (23) 110
$ 133 $ (23) $ 110 $ (3 0) $ 8 0
Toronto Dominion Bank
Foreign Currency Contracts 11 — 11
$ 11 $ — $ 11 $ — $ 11
Total OTC $ 42 5 $ (33 2 ) $ 9 3 $ 1 4 1
High Yield Fund
RBC Dominon Securities Corp
Foreign Currency Contracts — (75) (75)
$ — $ (75) $ (75) $ — $ (75)
Total OTC $ — $ (75) $ (75) $ (75)
Inflation Protection Fund
Bank of America NA
Foreign Currency Contracts 68 (30) 38
$ 68 $ (30) $ 38 $ — $ 38
Barclays Bank PLC
Purchased Interest Rate Swaptions 2,93 6 — 2,93 6
Written Interest Rate Swaptions — (1,93 1 ) (1,93 1 )
$ 2,93 6 $ (1,93 1 ) $ 1,005 $ (986) $ 19
CIBC World Markets Corp
Foreign Currency Contracts — (2) (2)
$ — $ (2) $ (2) $ — $ (2)
Citigroup Inc
Foreign Currency Contracts — (7 5 ) (7 5 )
$ — $ (7 5 ) $ (7 5 ) $ — $ (7 5 )
Deutsche Bank AG
Purchased Interest Rate Swaptions 2,063 — 2,063
Written Interest Rate Swaptions — (2,72 2 ) (2,72 2 )
$ 2,063 $ (2,72 2 ) $ (65 9 ) $ — $ (65 9 )
JPMorgan Chase
Foreign Currency Contracts 1 (7) (6)
Purchased Interest Rate Swaptions 951 — 951
Written Interest Rate Swaptions — (915) (915)
$ 95 2 $ (922) $ 3 0 $ (30) $ —
Morgan Stanley & Co
Foreign Currency Contracts 1 — 1
Purchased Interest Rate Swaptions 986 — 986
Written Interest Rate Swaptions — (1,37 3 ) (1,37 3 )
$ 98 7 $ (1,37 3 ) $ (38 6 ) $ — $ (38 6 )
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts 4 2 (4 3 ) (1)
$ 4 2 $ (4 3 ) $ (1) $ — $ (1)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions.
Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments are shown gross on the statements of assets and liabilities. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.
Cross Trades.  The Funds may engage in cross trades. A cross trade is a purchase or sale transaction between affiliated portfolios executed directly or through an intermediary. Mutual funds and other managed portfolios may be considered affiliated if they have a common investment advisor, so a fund may be considered affiliated with any portfolio for which the fund's sub-advisor acts as an investment advisor.
Such transactions are permissible provided that the conditions of Rule 17a-7 under the 1940 Act are satisfied. For the year ended October 31,
2021 , none of the Funds had material cross trades.
Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for over-the-counter ("OTC") derivatives. Master Securities Forward Transaction Agreements
("MSFTA") accounts are also maintained in a segregated account at the custodian for collateral related to forward currency contracts and
"to-be-announced" ("TBA") securities. Certain of the Funds may pledge cash to a broker for securities sold short.
As of October 31, 2021, deposits with counterparty were as follows (amounts in thousands):
Assets
*
Liabilities
*
Net Market Value of OTC
Derivatives
Collateral (Received)/
Pledged
†
Net Exposure
Inflation Protection Fund (continued)
UBS AG
Foreign Currency Contracts $ — $ (5 70 ) $ (5 70 )
$ — $ (5 70 ) $ (5 70 ) $ — $ (5 70 )
Total OTC $ 7,04 8 $ (7,66 8 ) $ (620) $ (1,636)
*
Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statements of assets and liabilities.
†
Collateral pledged or received may be in excess of recognized assets or liabilities, see the schedules of investments.
FCM (Futures and
Cleared Swaps)
ISDA (OTC
Derivatives)
Total Deposits
with Counterparty
Core Plus Bond Fund $ — $ 4 $ 4
Finisterre Emerging Markets Total Return Bond Fund 7,484 49,179 56,663
Global Diversified Income Fund 829 3,030 3,859
Government & High Quality Bond Fund 723 — 723
High Income Fund 6,341 — 6,341
High Yield Fund — 310 310
Inflation Protection Fund 7,587 — 7,587
LargeCap Growth Fund I 1,576 — 1,576
LargeCap S&P 500 Index Fund 11,765 — 11,765
LargeCap Value Fund III 851 — 851
MidCap Growth Fund III 311 — 311
MidCap S&P 400 Index Fund 1,121 — 1,121
MidCap Value Fund I 216 — 216
Overseas Fund 1,133 — 1,133
Short-Term Income Fund 776 — 776
SmallCap Growth Fund I 1,391 — 1,391
SmallCap S&P 600 Index Fund 572 — 572
SmallCap Value Fund II 481 — 481
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the Funds by the broker is received in the fund’s custodian account.
As of October 31, 2021, deposits from counterparty were as follows (amounts in thousands):
Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which the funds transfer fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of Inverse Floaters. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The funds enter into shortfall and forbearance agreements with the trusts, which commit the funds to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the funds (Inverse Floaters)
include the right of the funds (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the funds , thereby collapsing the trusts. The funds account for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the funds’ investment assets, and the related floating rate notes reflected as funds’ liabilities under the caption “floating rate notes issued” in the statements of assets and liabilities. The funds hold the
“floating rate notes issued” in which the carrying value, including accrued interest, approximates fair value for financial statement purposes.
As of  October 31, 2021 , the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balances of the “floating rate notes issued” as of October 31, 2021 were $29,440,000 and $22, 879,000 for California Municipal Fund and Tax-Exempt
Bond Fund, respectively. The average outstanding balances for the liability during the year ending October 31, 2021 were $21,429,000 and
$19,149,000 at weighted average annual interest rates of 0.78% and 0.80% for California Municipal Fund and Tax-Exempt Bond Fund,
respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.
Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.
In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar or other respective currency.
Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Government Money Market Fund, Money Market Fund, Principal
LifeTime Funds, Principal LifeTime Hybrid Funds, and SAM Portfolios) may enter into futures contracts to hedge against changes in, or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, typically a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. For those contracts where daily variation margin payments are not received from or paid to the broker, the cumulative unrealized gains or losses are included in variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s
ISDA (OTC
Derivatives)
Global Diversified Income Fund $ 30
Inflation Protection Fund 1,076
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Finisterre Emerging Markets Total Return
Bond Fund, Global Diversified Income Fund, Government & High Quality Bond Fund, Inflation Protection Fund, and Short-Term Income
Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days)
at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’
ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.
Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.
Liquidity Fees on Redemptions and Redemption Gates. As a retail money market fund , Money Market Fund has adopted policies and procedures regarding the imposition of liquidity fees on redemptions and/or redemption gates in the event that its level of weekly liquid assets falls below a designated threshold, subject to the actions of the Fund’s Board of Directors. The imposition of liquidity fees or redemption gates affects checkwriting and exchanges into Money Market Fund.
Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on TBA securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased.
The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in investment securities sold and investment securities purchased on the statements of assets and liabilities.
Options Contracts. During the year, Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-
linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedules of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future,
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds' schedules of investments.
Private Investment in Public Equity. The Funds may invest in private investments in public equity (“PIPEs”) which are issued by a company in the secondary market as a means of raising capital. In connection with PIPEs, the Funds may enter into unfunded commitments.
Commitments may be subject to various contingencies and are recognized as a financial instrument when the commitment is legally binding.
These contingencies are considered in the valuation of the commitments. The Funds are obligated to fund these commitments when the contingencies are met and therefore, the Funds must have funds sufficient to cover their obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the commitments are categorized as Level 2 within the disclosure hierarchy. As of October 31, 2021 , the Funds had unfunded commitments in connection with PIPEs as follows (amounts in thousands):
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or
U.S. government agency securities. It is the Fund's policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.
Securities Lending. As footnoted in the schedules of investments, certain of the Funds may lend portfolio securities to approved brokerage firms to earn additional income. The Funds receive collateral, in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 102% of the market value of the domestic and foreign fixed income loaned securities and 105% of the market value of the foreign equity loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral received is usually invested in a SEC-registered money market mutual fund and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them.
Securities lending income, net of related fees, is shown on the statements of operations.
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
Unfunded Commitments Net Unrealized Gain/(Loss)
LargeCap Growth Fund I $ 1,800 $ (85)
SmallCap Fund 13,253 548
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments. All or a portion of the loan commitments may be unfunded. The Funds are obligated to fund these loan commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover their contractual obligation. Unfunded loan commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on unfunded commitments on the statements of assets and liabilities and included in the net change in unrealized appreciation/(depreciation) of investments on the statements of operations, as applicable. As of year end, the unfunded loan commitments are categorized as Level 2 within the disclosure hierarchy. As of October 31, 2021, the Funds had unfunded loan commitments as follows (amounts in thousands):
Short Sales. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities.
Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.
The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments.
The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees would be included as short sale fees on the statements of operations.
No Funds entered into short sales transactions during the period ended October 31, 2021 .
Swap Agreements. Certain of the Funds invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors. Centrally cleared swaps are valued using the last traded price from the primary trading exchange. OTC swaps are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Changes in value are recorded as unrealized gain or loss which is included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.
Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.
Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.
The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial
Unfunded Commitments Net Unrealized Gain/(Loss)
Global Diversified Income Fund $ 107 $ 1
High Income Fund 469 1
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a
“credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.
If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either
(i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.
Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).
For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of October 31, 2021 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.
Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.
Certain collateral amounts relate to exchange cleared swaps which are not subject to Master Netting Agreements with counterparties.
To Be Announced Securities. The Funds may trade portfolio securities on a TBA or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.
Underlying Funds. The performance and risks of each Principal LifeTime Fund, Principal LifeTime Hybrid Fund, and SAM Portfolio
(singly, “a fund of funds” and collectively, “the funds of funds”) directly correspond to the performance and risks of the Underlying Funds in which the fund of funds invest. By investing in many Underlying Funds, the funds of funds have partial exposure to the risks of many different areas of the market. The more a fund of funds allocates to stock funds, the greater the expected risk.
An underlying fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.
The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc., Principal Exchange-Traded Funds, and other asset allocation programs. The Manager is committed to minimizing the potential impact of underlying fund risk to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds. Shareholder reports for other series of the Fund, Principal Variable Contracts Funds, Inc., and Principal Exchange-Traded Funds can
be found at www.principalfunds.com.
As of October 31, 2021, series of the Fund, Principal Exchange-Traded Funds and Principal Variable Contracts Funds, Inc. owned the following percentages, in the aggregate, of the outstanding shares of the Funds listed below:
U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage
Association (“FNMA”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.
Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include the FNMA and the Federal
Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues participation certificates, which are pass-through
Total Percentage of
Outstanding Shares Owned
Total Percentage of
Outstanding Shares Owned
Core Fixed Income Fund 65.25 % LargeCap S&P 500 Index Fund 42.97%
Diversified International Fund 76.08 LargeCap Value Fund III 80.73
Equity Income Fund 29.73 MidCap Fund 1.79
Finisterre Emerging Markets Total Return Bond Fund 56.33 MidCap Growth Fund III 44.54
Global Real Estate Securities Fund 17.77 MidCap S&P 400 Index Fund 40.17
Government & High Quality Bond Fund 47.11 MidCap Value Fund I 34.05
Government Money Market Fund 99.65 Overseas Fund 68.37
High Income Fund 30.39 Real Estate Securities Fund 5.73
High Yield Fund 9.51 Short-Term Income Fund 35.21
Inflation Protection Fund 30.42 SmallCap Growth Fund I 14.75
LargeCap Growth Fund I 20.21 SmallCap S&P 600 Index Fund 31.62
SmallCap Value Fund II 37.54
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but participation certificates are not backed by the full faith and credit of the U.S. Government.
Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):
Asset Derivatives October 31, 2021 Liability Derivatives October 31, 2021
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
Core Plus Bond Fund
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ 8
*
Payables, Total distributable earnings (accumulated loss)
$ —
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 373
*
Payables, Total distributable earnings (accumulated loss)
$ —
Total
$ 381 $ —
Finisterre Emerging Markets Total Return Bond Fund
Foreign exchange contracts Receivables
$ 3,542
Payables
$ 6,417
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 8,156
*
Payables, Total distributable earnings (accumulated loss)
$ 2,770
*
Total
$ 11,698 $ 9,187
Global Diversified Income Fund
Foreign exchange contracts Receivables
$ 359
Payables
$ 332
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 375
*
Payables, Total distributable earnings (accumulated loss)
$ —
Total
$ 734 $ 332
Government & High Quality Bond Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 322
*
Payables, Total distributable earnings (accumulated loss)
$ 1,350
*
High Income Fund
Credit contracts Receivables, Total distributable earnings (accumulated loss)
$ —
Payables, Total distributable earnings (accumulated loss)
$ 345
*
High Yield Fund
Foreign exchange contracts Receivables
$ —
Payables
$ 75
Inflation Protection Fund
Foreign exchange contracts Receivables
$ 112
Payables
$ 727
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 32,291
*
Payables, Total distributable earnings (accumulated loss)
$ 31,679
*
Total
$ 32,403 $ 32,406
LargeCap Growth Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 1,214
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap S&P 500 Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 7,009
*
Payables, Total distributable earnings (accumulated loss)
$ —
LargeCap Value Fund III
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 626
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap Growth Fund III
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 21
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap S&P 400 Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 218
*
Payables, Total distributable earnings (accumulated loss)
$ —
MidCap Value Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 14
*
Payables, Total distributable earnings (accumulated loss)
$ —
Overseas Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 119
*
Payables, Total distributable earnings (accumulated loss)
$ —
Short-Term Income Fund
Interest rate contracts Receivables, Total distributable earnings (accumulated loss)
$ 922
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap Growth Fund I
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 318
*
Payables, Total distributable earnings (accumulated loss)
$ —
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Asset Derivatives October 31, 2021 Liability Derivatives October 31, 2021
Derivatives not accounted for
as hedging instruments Statement of Assets and Liabilities Location Fair Value Statement of Assets and Liabilities Location Fair Value
SmallCap S&P 600 Index Fund
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 111
*
Payables, Total distributable earnings (accumulated loss)
$ —
SmallCap Value Fund II
Equity contracts Receivables, Total distributable earnings (accumulated loss)
$ 87
*
Payables, Total distributable earnings (accumulated loss)
$ —
*
Includes cumulative unrealized appreciation/depreciation of exchange traded swaps and futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Core Plus Bond Fund
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (30) $ 8
Interest rate contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ (302) $ 468
Total $ (332) $ 476
Finisterre Emerging Markets Total Return Bond Fund
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (1,300) $ 19
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ (8,267) $ (2,753)
Interest rate contracts Net realized gain (loss) from Futures contracts and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ (497) $ 6,284
Total $ (10,064) $ 3,550
Global Diversified Income Fund
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ (2,569) $ (486)
Interest rate contracts Net realized gain (loss) from Futures contracts and Swap agreements/Net change in unrealized
appreciation/(depreciation) of Futures contracts
and Swap agreements
$ 461 $ 194
Total $ (2,108) $ (292)
Government & High Quality Bond Fund
Interest rate contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 5,812 $ (1,903)
High Income Fund
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ 4,113 $ 129
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ (34) $ (102)
Total $ 4,079 $ 27
High Yield Fund
Credit contracts Net realized gain (loss) from Swap agreements/
Net change in unrealized appreciation/
(depreciation) of Swap agreements
$ (846) $ —
Foreign exchange contracts Net realized gain (loss) from Foreign currency contracts/Net change in unrealized appreciation/
(depreciation) of Foreign currency contracts
$ 600 $ (75)
Total $ (246) $ (75)
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended
October 31, 2021 (amounts in thousands):
Derivatives not accounted for
as hedging instruments
Location of Gain or (Loss) on Derivatives
Recognized in Statement of Operations
Net Realized Gain or (Loss) on
Derivatives Recognized in Statement of
Operations
Net Change in Unrealized Appreciation/
(Depreciation) of Derivatives Recognized
in Statement of Operations
Inflation Protection Fund
Foreign exchange contracts Net realized gain (loss) from Investment transactions and Foreign currency contracts/Net
change in unrealized appreciation/(depreciation)
of Foreign currency contracts
$ 268 $ (508)
Interest rate contracts Net realized gain (loss) from Investment transactions, Futures contracts, Options and
swaptions, and Swap agreements/Net change
in unrealized appreciation/(depreciation) of
Investments, Futures contracts, Options and
swaptions, and Swap agreements
$ 9,446 $ (4,341)
Total $ 9,714 $ (4,849)
LargeCap Growth Fund I
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 15,704 $ 1,763
LargeCap S&P 500 Index Fund
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 41,981 $ 9,803
LargeCap Value Fund III
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 6,378 $ 764
MidCap Growth Fund III
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 1,526 $ 11
MidCap S&P 400 Index Fund
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 9,122 $ (449)
MidCap Value Fund I
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 4,950 $ (58)
Overseas Fund
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 2,287 $ 539
Short-Term Income Fund
Interest rate contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 2,028 $ 922
SmallCap Growth Fund I
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 4,310 $ 289
SmallCap S&P 600 Index Fund
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 7,697 $ (403)
SmallCap Value Fund II
Equity contracts Net realized gain (loss) from Futures contracts/
Net change in unrealized appreciation/
(depreciation) of Futures contracts
$ 913 $ 147
Contract Type Derivative Type Average Notional
Core Plus Bond Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Buy Protection $ 24,500
Interest Rate Contracts Futures - Long 18,530
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Contract Type Derivative Type Average Notional
Futures - Short $ 51,800
Finisterre Emerging Markets Total Return Bond Fund
Credit Contracts Credit Default Swaps - Buy Protection
Credit Default Swaps - Sell Protection
Exchange Cleared Credit Default Swaps - Buy Protection
43,750
43,750
64,678
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 173,817
Foreign Currency Contracts - Contracts to Deliver 268,266
Interest Rate Contracts Exchange Cleared Interest Rate Swaps – Pay Floating Rate 89,872
Exchange Cleared Interest Rate Swaps – Receive Floating Rate 131,108
Futures - Short 98,904
Total Return Swaps - Receive Positive Return 26,831
Global Diversified Income Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 28,229
Foreign Currency Contracts - Contracts to Deliver 60,145
Interest Rate Contracts Futures - Short 19,054
Total Return Swaps - Receive Positive Return 7,111
Government & High Quality Bond Fund
Interest Rate Contracts Futures - Long 67,060
Futures - Short 62,118
High Income Fund
Credit Contracts Exchange Cleared Credit Default Swaps - Sell Protection 54,150
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept
Foreign Currency Contracts - Contracts to Deliver
3,359
6,706
High Yield Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Deliver 12,092
Inflation Protection Fund
Foreign Exchange Contracts Foreign Currency Contracts - Contracts to Accept 95,917
Foreign Currency Contracts - Contracts to Deliver 155,119
Purchased Options 4,592
Interest Rate Contracts Exchange Cleared Interest Rate Swaps - Pay Floating Rate 419,987
Exchange Cleared Interest Rate Swaps - Receive Floating Rate 630,114
Futures - Long 146,706
Futures - Short 168,921
Interest Rate Swaps - Pay Floating Rate 9,639
Purchased Capped Options 109,200
Purchased Interest Rate Swaptions 306,702
Purchased Options 1,025
Written Capped Options 109,200
Written Interest Rate Swaptions 867,917
Written Options 1,251
LargeCap Growth Fund I
Equity Contracts Futures - Long 74,474
LargeCap S&P 500 Index Fund
Equity Contracts Futures - Long 203,415
LargeCap Value Fund III
Equity Contracts Futures - Long 21,936
MidCap Growth Fund III
Equity Contracts Futures - Long 4,708
MidCap S&P 400 Index Fund
Equity Contracts Futures - Long 23,694
MidCap Value Fund I
Equity Contracts Futures - Long 16,451
Overseas Fund
Equity Contracts Futures - Long 19,273
Short-Term Income Fund
Interest Rate Contracts Futures - Short 221,199
SmallCap Growth Fund I
Equity Contracts Futures - Long 20,194
SmallCap S&P 600 Index Fund
Equity Contracts Futures - Long 23,528
SmallCap Value Fund II
Equity Contracts Futures - Long 9,451
3. Operating Policies (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

4. Fair Valuation
Fair value is defined as the price that the Funds would receive upon selling a security or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund's own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
● Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. Investments which are generally included in this category include listed equities and listed derivatives.
● Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, municipal bonds, OTC derivatives, senior floating rate interests, repurchase agreements, and U.S. Government and Government Agency Obligations.
● Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, convertible preferred stocks, corporate bonds, preferred stocks, or senior floating rate interests.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds' own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.
For example, short-term securities held in Government Money Market Fund and Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the 1940 Act. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

The following is a summary of the inputs used as of October 31, 2021 in valuing the Funds' securities carried at fair value (amounts in thousands):
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
California Municipal Fund
Investment Companies $ 3,374 $ — $ — $ 3,374
Municipal Bonds* — 726,654 — 726,654
Total investments in securities $ 3,374 $ 726,654 $ — $ 730,028
Core Fixed Income Fund
Bonds* — 6,475,088 — 6,475,088
Common Stocks
Energy 19,196 — — 19,196
Industrial — — 24,284 24,284
Investment Companies 356,752 — — 356,752
Senior Floating Rate Interests* — 56,553 — 56,553
U.S. Government & Government Agency Obligations* — 3,502,630 — 3,502,630
Total investments in securities $ 375,948 $ 10,034,271 $ 24,284 $ 10,434,503
Core Plus Bond Fund
Bonds* — 391,954 122 392,076
Common Stocks
Consumer, Cyclical — 58 — 58
Energy — 774 2 776
Financial — — — —
Investment Companies 49,232 — — 49,232
Preferred Stocks
Government — 3,850 — 3,850
Senior Floating Rate Interests* — 11,670 — 11,670
U.S. Government & Government Agency Obligations* — 338,654 — 338,654
Total investments in securities $ 49,232 $ 746,960 $ 124 $ 796,316
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps** — 8 — 8
Interest Rate Contracts
Futures** 373 — — 373
Diversified International Fund
Common Stocks
Basic Materials 50,388 179,948 — 230,336
Communications 65,860 141,490 — 207,350
Consumer, Cyclical 112,088 933,383 — 1,045,471
Consumer, Non-cyclical 55,385 857,455 — 912,840
Energy — 230,419 — 230,419
Financial 268,734 909,228 — 1,177,962
Industrial 59,180 697,591 — 756,771
Technology 16,052 688,787 — 704,839
Utilities 21,975 89,543 — 111,518
Investment Companies 178,446 — — 178,446
Total investments in securities $ 828,108 $ 4,727,844 $ — $ 5,555,952
Equity Income Fund
Common Stocks* 10,660,687 — — 10,660,687
Investment Companies 211,675 — — 211,675
Total investments in securities $ 10,872,362 $ — $ — $ 10,872,362
Finisterre Emerging Markets Total Return Bond Fund
Bonds* — 622,839 — 622,839
Credit Linked Structured Notes* — 35,567 — 35,567
Investment Companies 54,289 — — 54,289
Total investments in securities $ 54,289 $ 658,406 $ — $ 712,695
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Finisterre Emerging Markets Total Return Bond Fund
Assets
Foreign Exchange Contracts
Foreign Currency Contracts $ — $ 3,542 $ — $ 3,542
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — 7,161 — 7,161
Futures** 547 — — 547
Total Return Swaps — 448 — 448
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (6,417) — (6,417)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (2,582) — (2,582)
Futures** (1) — — (1)
Total Return Swaps — (18 7 ) — (18 7 )
Global Diversified Income Fund
Bonds* — 2,556,30 2 98,16 5 2,654,467
Common Stocks
Basic Materials 13,904 31,051 38,068 83,023
Communications 40,435 15,674 — 56,109
Consumer, Cyclical 93,188 57,69 7 26,59 2 177,477
Consumer, Non-cyclical 93,492 75,270 — 168,762
Diversified — 2,971 — 2,971
Energy 5,323 7,688 — 13,011
Financial 252,498 126,647 — 379,145
Industrial 87,342 60,887 5,793 154,022
Technology 65,993 56,996 — 122,989
Utilities 199,360 10,221 — 209,581
Convertible Bonds* — 348 — 348
Convertible Preferred Stocks
Financial 977 — — 977
Credit Linked Structured Notes* — 4,668 — 4,668
Investment Companies 173,278 — — 173,278
Preferred Stocks
Consumer, Cyclical — 4,900 — 4,900
Consumer, Non-cyclical — 1,015 — 1,015
Energy 1,005 — — 1,005
Financial 27,021 3,564 — 30,585
Government — 6,061 — 6,061
Industrial — 2,462 — 2,462
Utilities 13,130 — — 13,130
Senior Floating Rate Interests* — 244,314 6,539 250,853
U.S. Government & Government Agency Obligations* — 1,574 — 1,574
Total investments in securities $ 1,066,946 $ 3,270,310 $ 175,157 $ 4,512,413
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 359 — 359
Interest Rate Contracts
Futures** 309 — — 309
Total Return Swaps — 66 — 66
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (332) — (332)
Global Real Estate Securities Fund
Common Stocks
Communications 10,496 23,181 — 33,677
Consumer, Cyclical 82,897 41,021 — 123,918
Financial 2,474,743 1,419,764 — 3,894,507
Industrial — 33,761 — 33,761
Investment Companies 28,391 — — 28,391
Total investments in securities $ 2,596,527 $ 1,517,727 $ — $ 4,114,254
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Government & High Quality Bond Fund
Bonds* $ — $ 193,594 $ — $ 193,594
Investment Companies 120,587 — — 120,587
U.S. Government & Government Agency Obligations* — 1,163,992 — 1,163,992
Total investments in securities $ 120,587 $ 1,357,586 $ — $ 1,478,173
Assets
Interest Rate Contracts
Futures** 322 — — 322
Liabilities
Interest Rate Contracts
Futures** (1,350) — — (1,350)
Government Money Market Fund
Bonds* — 1,999,023 — 1,999,023
Investment Companies 208,800 — — 208,800
Repurchase Agreements* — 800,000 — 800,000
U.S. Government & Government Agency Obligations* — 649,963 — 649,963
Total investments in securities $ 208,800 $ 3,448,986 $ — $ 3,657,786
High Income Fund
Bonds* — 3,131,912 17,124 3,149,036
Common Stocks
Basic Materials — — 787 787
Communications — — — —
Consumer, Cyclical — — 7,005 7,005
Energy — — — —
Industrial — — 5,337 5,337
Technology 2,297 — — 2,297
Utilities — — — —
Investment Companies 128,899 — — 128,899
Preferred Stocks — — — —
Senior Floating Rate Interests* — 421,650 5,208 426,858
Total investments in securities $ 131,196 $ 3,553,562 $ 35,461 $ 3,720,219
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps** — (345) — (345)
High Yield Fund
Bonds* — 2,445,527 1,323 2,446,850
Common Stocks
Consumer, Cyclical — 1,009 — 1,009
Energy — 14,230 60 14,290
Financial — — — —
Convertible Bonds* — — — —
Investment Companies 109,798 — — 109,798
Senior Floating Rate Interests* — 360,105 — 360,105
Total investments in securities $ 109,798 $ 2,820,871 $ 1,383 $ 2,932,052
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (75) — (75)
Inflation Protection Fund
Bonds* — 28,297 — 28,297
Investment Companies 4,855 — — 4,855
U.S. Government & Government Agency Obligations* — 1,471,911 — 1,471,911
Purchased Options 123 — — 123
Purchased Interest Rate Swaptions — 6,936 — 6,936
Total investments in securities $ 4,978 $ 1,507,144 $ — $ 1,512,122
Assets
Foreign Exchange Contracts
Foreign Currency Contracts — 112 — 112
Interest Rate Contracts
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Inflation Protection Fund
Exchange Cleared Interest Rate Swaps** $ — $ 24,507 $ — $ 24,507
Futures** 725 — — 725
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts — (72 7 ) — (727)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps** — (23,643) — (23,643)
Futures** (1008) — — (1008)
Interest Rate Swaptions — (6,941) — (6,941)
Written Options (87) — — (87)
International Emerging Markets Fund
Common Stocks
Basic Materials — 11,002 — 11,002
Communications 8,218 35,840 — 44,058
Consumer, Cyclical 6,969 28,382 — 35,351
Consumer, Non-cyclical 6,100 24,068 — 30,168
Energy 3,379 12,843 — 16,222
Financial 5,967 56,879 — 62,846
Industrial 4,271 20,872 — 25,143
Technology 2,318 58,289 — 60,607
Utilities — 5,607 — 5,607
Investment Companies 5,586 — — 5,586
Preferred Stocks
Financial — 45 — 45
Technology — 733 — 733
Total investments in securities $ 42,808 $ 254,560 $ — $ 297,368
International Fund I
Common Stocks
Basic Materials 1,488 9,770 — 11,258
Communications 1,814 6,986 — 8,800
Consumer, Cyclical 3,383 46,101 — 49,484
Consumer, Non-cyclical 6,047 39,594 — 45,641
Energy — 12,304 — 12,304
Financial 22,608 92,278 — 114,886
Industrial 1,695 36,028 — 37,723
Technology 4,230 43,427 — 47,657
Utilities — 9,215 — 9,215
Investment Companies 19,835 — — 19,835
Total investments in securities $ 61,100 $ 295,703 $ — $ 356,803
LargeCap Growth Fund I
Common Stocks
Basic Materials 214,704 — — 214,704
Communications 3,813,516 — — 3,813,516
Consumer, Cyclical 1,001,461 — — 1,001,461
Consumer, Non-cyclical 3,406,447 — — 3,406,447
Energy 8,386 — — 8,386
Financial 743,139 — — 743,139
Industrial 488,017 — — 488,017
Technology 4,710,760 — 5,886 4,716,646
Utilities 386 — — 386
Convertible Preferred Stocks
Basic Materials — — 4,277 4,277
Communications — — 6,777 6,777
Consumer, Cyclical — — 241,614 241,614
Technology — — 14,025 14,025
Investment Companies 208,387 — — 208,387
Total investments in securities $ 14,595,203 $ — $ 272,579 $ 14,867,782
Assets
Equity Contracts
Futures** 1,214 — — 1,214
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
LargeCap S&P 500 Index Fund
Common Stocks* $ 6,166,891 $ — $ — $ 6,166,891
Investment Companies 249,245 — — 249,245
Total investments in securities $ 6,416,136 $ — $ — $ 6,416,136
Assets
Equity Contracts
Futures** 7,009 — — 7,009
LargeCap Value Fund III
Common Stocks
Basic Materials 125,994 — — 125,994
Communications 236,461 — — 236,461
Consumer, Cyclical 401,481 — — 401,481
Consumer, Non-cyclical 693,681 — — 693,681
Energy 274,486 — — 274,486
Financial 862,439 — — 862,439
Industrial 455,945 10 — 455,955
Technology 315,097 — — 315,097
Utilities 107,722 — — 107,722
Investment Companies 92,282 — — 92,282
Total investments in securities $ 3,565,588 $ 10 $ — $ 3,565,598
Assets
Equity Contracts
Futures** 626 — — 626
MidCap Fund
Common Stocks
Basic Materials 133,525 — — 133,525
Communications 2,016,517 — — 2,016,517
Consumer, Cyclical 5,858,072 — — 5,858,072
Consumer, Non-cyclical 2,891,925 — — 2,891,925
Diversified — 33,172 — 33,172
Financial 5,754,318 — — 5,754,318
Industrial 2,983,037 — — 2,983,037
Technology 4,128,561 — — 4,128,561
Utilities 593,035 — — 593,035
Investment Companies 592 — — 592
Total investments in securities $ 24,359,582 $ 33,172 $ — $ 24,392,754
MidCap Growth Fund
Common Stocks* 332,362 — — 332,362
Investment Companies 5,178 — — 5,178
Total investments in securities $ 337,540 $ — $ — $ 337,540
MidCap Growth Fund III
Common Stocks* 1,212,795 — — 1,212,795
Investment Companies 32,227 — — 32,227
Total investments in securities $ 1,245,022 $ — $ — $ 1,245,022
Assets
Equity Contracts
Futures** 21 — — 21
MidCap S&P 400 Index Fund
Common Stocks* 1,386,343 — — 1,386,343
Investment Companies 32,310 — — 32,310
Total investments in securities $ 1,418,653 $ — $ — $ 1,418,653
Assets
Equity Contracts
Futures** 218 — — 218
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
MidCap Value Fund I
Common Stocks
Basic Materials $ 186,815 $ — $ — $ 186,815
Communications 106,059 — — 106,059
Consumer, Cyclical 380,022 — — 380,022
Consumer, Non-cyclical 471,733 — — 471,733
Energy 127,548 — — 127,548
Financial 703,926 — — 703,926
Industrial 638,501 22 — 638,523
Technology 215,996 — — 215,996
Utilities 70,159 — — 70,159
Investment Companies 55,562 — — 55,562
Total investments in securities $ 2,956,321 $ 22 $ — $ 2,956,343
Assets
Equity Contracts
Futures** 14 — — 14
Money Market Fund
Bonds* — 52,434 — 52,434
Commercial Paper* — 583,384 — 583,384
Investment Companies 26,200 — — 26,200
Municipal Bonds* — 17,285 — 17,285
Repurchase Agreements* — 33,000 — 33,000
Total investments in securities $ 26,200 $ 686,103 $ — $ 712,303
Overseas Fund
Common Stocks
Basic Materials — 83,417 — 83,417
Communications 207 72,438 — 72,645
Consumer, Cyclical 41,505 330,284 — 371,789
Consumer, Non-cyclical 383 543,182 — 543,565
Diversified — 1,333 — 1,333
Energy 58,140 204,976 — 263,116
Financial 39,527 757,689 — 797,216
Industrial — 443,286 — 443,286
Technology 185 99,108 — 99,293
Utilities — 179,148 — 179,148
Convertible Bonds* — 4,262 — 4,262
Investment Companies 59,539 — — 59,539
Preferred Stocks
Basic Materials — 49 — 49
Consumer, Cyclical — 20,507 — 20,507
Consumer, Non-cyclical — 635 — 635
Total investments in securities $ 199,486 $ 2,740,314 $ — $ 2,939,800
Assets
Equity Contracts
Futures** 119 — — 119
Principal Capital Appreciation Fund
Common Stocks
Basic Materials 35,615 — — 35,615
Communications 312,951 — — 312,951
Consumer, Cyclical 288,545 — — 288,545
Consumer, Non-cyclical 403,580 — — 403,580
Energy 93,551 — — 93,551
Financial 374,821 — — 374,821
Industrial 147,246 27,469 — 174,715
Technology 583,129 — — 583,129
Utilities 57,093 — — 57,093
Investment Companies 46,902 — — 46,902
Total investments in securities $ 2,343,433 $ 27,469 $ — $ 2,370,902
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime 2010 Fund
Investment Companies $ 717,356 $ — $ — $ 717,356
Total investments in securities $ 717,356 $ — $ — $ 717,356
Principal LifeTime 2015 Fund
Investment Companies 374,856 — — 374,856
Total investments in securities $ 374,856 $ — $ — $ 374,856
Principal LifeTime 2020 Fund
Investment Companies 3,778,211 — — 3,778,211
Total investments in securities $ 3,778,211 $ — $ — $ 3,778,211
Principal LifeTime 2025 Fund
Investment Companies 1,850,040 — — 1,850,040
Total investments in securities $ 1,850,040 $ — $ — $ 1,850,040
Principal LifeTime 2030 Fund
Investment Companies 6,601,384 — — 6,601,384
Total investments in securities $ 6,601,384 $ — $ — $ 6,601,384
Principal LifeTime 2035 Fund
Investment Companies 1,745,223 — — 1,745,223
Total investments in securities $ 1,745,223 $ — $ — $ 1,745,223
Principal LifeTime 2040 Fund
Investment Companies 4,891,467 — — 4,891,467
Total investments in securities $ 4,891,467 $ — $ — $ 4,891,467
Principal LifeTime 2045 Fund
Investment Companies 1,354,749 — — 1,354,749
Total investments in securities $ 1,354,749 $ — $ — $ 1,354,749
Principal LifeTime 2050 Fund
Investment Companies 3,122,481 — — 3,122,481
Total investments in securities $ 3,122,481 $ — $ — $ 3,122,481
Principal LifeTime 2055 Fund
Investment Companies 777,060 — — 777,060
Total investments in securities $ 777,060 $ — $ — $ 777,060
Principal LifeTime 2060 Fund
Investment Companies 710,982 — — 710,982
Total investments in securities $ 710,982 $ — $ — $ 710,982
Principal LifeTime 2065 Fund
Investment Companies 83,033 — — 83,033
Total investments in securities $ 83,033 $ — $ — $ 83,033
Principal LifeTime Hybrid 2015 Fund
Investment Companies 137,235 — — 137,235
Total investments in securities $ 137,235 $ — $ — $ 137,235
Principal LifeTime Hybrid 2020 Fund
Investment Companies 477,548 — — 477,548
Total investments in securities $ 477,548 $ — $ — $ 477,548
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal LifeTime Hybrid 2025 Fund
Investment Companies $ 489,074 $ — $ — $ 489,074
Total investments in securities $ 489,074 $ — $ — $ 489,074
Principal LifeTime Hybrid 2030 Fund
Investment Companies 532,788 — — 532,788
Total investments in securities $ 532,788 $ — $ — $ 532,788
Principal LifeTime Hybrid 2035 Fund
Investment Companies 402,827 — — 402,827
Total investments in securities $ 402,827 $ — $ — $ 402,827
Principal LifeTime Hybrid 2040 Fund
Investment Companies 378,494 — — 378,494
Total investments in securities $ 378,494 $ — $ — $ 378,494
Principal LifeTime Hybrid 2045 Fund
Investment Companies 248,319 — — 248,319
Total investments in securities $ 248,319 $ — $ — $ 248,319
Principal LifeTime Hybrid 2050 Fund
Investment Companies 205,716 — — 205,716
Total investments in securities $ 205,716 $ — $ — $ 205,716
Principal LifeTime Hybrid 2055 Fund
Investment Companies 99,954 — — 99,954
Total investments in securities $ 99,954 $ — $ — $ 99,954
Principal LifeTime Hybrid 2060 Fund
Investment Companies 38,809 — — 38,809
Total investments in securities $ 38,809 $ — $ — $ 38,809
Principal LifeTime Hybrid 2065 Fund
Investment Companies 10,049 — — 10,049
Total investments in securities $ 10,049 $ — $ — $ 10,049
Principal LifeTime Hybrid Income Fund
Investment Companies 85,496 — — 85,496
Total investments in securities $ 85,496 $ — $ — $ 85,496
Principal LifeTime Strategic Income Fund
Investment Companies 460,640 — — 460,640
Total investments in securities $ 460,640 $ — $ — $ 460,640
Real Estate Securities Fund
Common Stocks* 6,700,397 — — 6,700,397
Investment Companies 128,251 — — 128,251
Total investments in securities $ 6,828,648 $ — $ — $ 6,828,648
SAM Balanced Portfolio
Investment Companies 5,120,144 — — 5,120,144
Total investments in securities $ 5,120,144 $ — $ — $ 5,120,144
SAM Conservative Balanced Portfolio
Investment Companies 1,949,245 — — 1,949,245
Total investments in securities $ 1,949,245 $ — $ — $ 1,949,245
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SAM Conservative Growth Portfolio
Investment Companies $ 3,546,383 $ — $ — $ 3,546,383
Total investments in securities $ 3,546,383 $ — $ — $ 3,546,383
SAM Flexible Income Portfolio
Investment Companies 3,077,206 — — 3,077,206
Total investments in securities $ 3,077,206 $ — $ — $ 3,077,206
SAM Strategic Growth Portfolio
Investment Companies 2,329,528 — — 2,329,528
Total investments in securities $ 2,329,528 $ — $ — $ 2,329,528
Short-Term Income Fund
Bonds* — 4,070,133 — 4,070,133
Investment Companies 107,749 — — 107,749
U.S. Government & Government Agency Obligations* — 150,527 — 150,527
Total investments in securities $ 107,749 $ 4,220,660 $ — $ 4,328,409
Assets
Interest Rate Contracts
Futures** 922 — — 922
SmallCap Fund
Common Stocks* 1,458,782 — — 1,458,782
Investment Companies 77,330 — — 77,330
Total investments in securities $ 1,536,112 $ — $ — $ 1,536,112
SmallCap Growth Fund I
Bonds* — 1 — 1
Common Stocks
Basic Materials 48,880 — — 48,880
Communications 141,192 — — 141,192
Consumer, Cyclical 532,580 — — 532,580
Consumer, Non-cyclical 903,873 — 1 903,874
Energy 28,927 — — 28,927
Financial 292,764 — — 292,764
Industrial 473,645 — — 473,645
Technology 722,162 — — 722,162
Utilities 7,957 — — 7,957
Investment Companies 171,359 — — 171,359
Total investments in securities $ 3,323,339 $ 1 $ 1 $ 3,323,341
Assets
Equity Contracts
Futures** 318 — — 318
SmallCap S&P 600 Index Fund
Common Stocks* 1,420,552 — — 1,420,552
Investment Companies 15,589 — — 15,589
Total investments in securities $ 1,436,141 $ — $ — $ 1,436,141
Assets
Equity Contracts
Futures** 111 — — 111
SmallCap Value Fund II
Common Stocks
Basic Materials 68,270 — — 68,270
Communications 31,479 — 1 31,480
Consumer, Cyclical 209,193 — — 209,193
Consumer, Non-cyclical 197,051 — 4 197,055
Energy 104,704 — — 104,704
Financial 399,391 — — 399,391
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
**During the period, the valuation technique for ATD New Holdings Inc changed from a model based upon enterprise valuation and discounted cash flow to a broker quote provided by a pricing vendor.
***During the period, the valuation technique for Aurora Innovation changed from precedent transaction analysis to valuation based upon the proxy of the registered security less a discount for uncertainty.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Value Fund II
Government $ 48 $ — $ — $ 48
Industrial 223,887 — — 223,887
Technology 104,283 — — 104,283
Utilities 33,400 — — 33,400
Investment Companies 26,776 — — 26,776
Total investments in securities $ 1,398,482 $ — $ 5 $ 1,398,487
Assets
Equity Contracts
Futures** 87 — — 87
Tax-Exempt Bond Fund
Investment Companies 15,728 — — 15,728
Municipal Bonds* — 785,190 — 785,190
Total investments in securities $ 15,728 $ 785,190 $ — $ 800,918
Fund Asset Type
Fair Value as
of October
31, 2021 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to valuation if
input had increased
Global Diversified Income Fund
Bonds $ 97,971 Yield Analysis Yield to Maturity 8.3 – 11.0 (10.4)% Increase
194 Liquidation Analysis Discount Rate 7.4% Decrease
Common Stock 38,068 Enterprise Valuation Model EBITDA Multiples 4.0 – 5.0x (4.5x) Increase
Discounted Cash Flow Discount Rate 10.7 – 18.4 (11.8)% Decrease
Common Stock 32,385 Market Quotations** Broker Quote $ 0.05 – 69.00 ($65.24) Increase
Senior Floating Rate Interests 6,539 Precedent Transaction Analysis Direct Offering Price $ 100.00 Increase
$ 175,157
LargeCap Growth Fund I
Common Stock 5,886 Precedent Transaction Analysis Direct Offering Price $ 19.20 – 49.77 ($48.70) Increase
Enterprise Valuation
Revenue Multiples/Gross
Profit Multiples
42.1x
Increase
Convertible Preferred Stock 259,916 Precedent Transaction Analysis Direct Offering Price $ 20.85 – 91.72($69.25) Increase
6,777 Proxy*** Discount for uncertainty 5% Decrease
$ 272,579
4. Fair Valuation (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts
in thousands):
*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by a pricing service
**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service
At the end of the year, there were no other Funds which had a significant Level 3 balance. During the year, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.
5. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay management and investment advisory fees to the Manager computed at an annual percentage rate of each of the Funds' average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The management and investment advisory fees schedule for the SAM
Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal
LifeTime Funds and Principal LifeTime Hybrid Funds do not pay management and investment advisory fees. The annual rates used in this calculation for each of the other Funds are as follows:
Fund
Fair Value
October
31, 2020
Realized
Gain/
(Loss)
Accrued
Discounts/
Premiums
and Change
in Unrealized
Gain/ (Loss) Purchases
Proceeds
from Sales
Transfers
into Level
3*
Transfers Out of
Level 3**
Fair Value
October 31,
2021
Net Change in
Unrealized Appreciation/
(Depreciation) on
Investments Held at
October 31, 2021
Global Diversified Income Fund
Bonds $ 103,557 $ 299 $ (14,959) $ 56,596 $ (47,328) $ — $ — $ 98,165 $ (14,348)
Common Stock 39,716 1,602 33,273 3,247 (7,385) — — 70,453 33,960
Senior Floating
Rate Interests 35,440 — — 6,557 (35,458) — — 6,539 —
Total
$ 178,713 $ 1,901 $ 18,314 $66,400 $ (90,171) $ — $ — $ 175,157 $ 19,612
LargeCap Growth Fund I
Common Stock $ 1,791 $ — $ (1,109) $ 5,204 $ — $ — $ — $ 5,886 $ (1,109)
Convertible
Preferred Stock 42,112 — 183,107 17,194 (18,181) 42,461 — 266,693 185,211
Total
$ 43,903 $ — $ 181,998 $22,398 $ (18,181) $ 42,461 $ — $ 272,579 $ 184,102
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Over $1.5
billion
Finisterre Emerging Markets Total Return Bond Fund
.75% .74% .73% .72%
MidCap Growth Fund .65 .63 .61 .60
MidCap Growth Fund III .90 .86 .84 .82
SmallCap Fund .75 .73 .71 .70
Tax-Exempt Bond Fund .45 .43 .41 .40
Net assets of Fund
First $1
billion
Over $1
billion
California Municipal Fund .45% .40%
4. Fair Valuation (continued)
*For additional detail regarding sector classifications, please see the schedules of investments.
**Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.
Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows
(amounts in thousands):
*Unobservable inputs were weighted by the relative fair value of the instruments
**During the period, the valuation technique for ATD New Holdings Inc changed from a model based upon enterprise valuation and discounted cash flow to a broker quote provided by a pricing vendor.
***During the period, the valuation technique for Aurora Innovation changed from precedent transaction analysis to valuation based upon the proxy of the registered security less a discount for uncertainty.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
SmallCap Value Fund II
Government $ 48 $ — $ — $ 48
Industrial 223,887 — — 223,887
Technology 104,283 — — 104,283
Utilities 33,400 — — 33,400
Investment Companies 26,776 — — 26,776
Total investments in securities $ 1,398,482 $ — $ 5 $ 1,398,487
Assets
Equity Contracts
Futures** 87 — — 87
Tax-Exempt Bond Fund
Investment Companies 15,728 — — 15,728
Municipal Bonds* — 785,190 — 785,190
Total investments in securities $ 15,728 $ 785,190 $ — $ 800,918
Fund Asset Type
Fair Value as
of October
31, 2021 Valuation Technique Unobservable Input
Input Valuations
(weighted average)*
Impact to valuation if
input had increased
Global Diversified Income Fund
Bonds $ 97,971 Yield Analysis Yield to Maturity 8.3 – 11.0 (10.4)% Increase
194 Liquidation Analysis Discount Rate 7.4% Decrease
Common Stock 38,068 Enterprise Valuation Model EBITDA Multiples 4.0 – 5.0x (4.5x) Increase
Discounted Cash Flow Discount Rate 10.7 – 18.4 (11.8)% Decrease
Common Stock 32,385 Market Quotations** Broker Quote $ 0.05 – 69.00 ($65.24) Increase
Senior Floating Rate Interests 6,539 Precedent Transaction Analysis Direct Offering Price $ 100.00 Increase
$ 175,157
LargeCap Growth Fund I
Common Stock 5,886 Precedent Transaction Analysis Direct Offering Price $ 19.20 – 49.77 ($48.70) Increase
Enterprise Valuation
Revenue Multiples/Gross
Profit Multiples
42.1x
Increase
Convertible Preferred Stock 259,916 Precedent Transaction Analysis Direct Offering Price $ 20.85 – 91.72($69.25) Increase
6,777 Proxy*** Discount for uncertainty 5% Decrease
$ 272,579

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Over $3
billion
Core Plus Bond Fund
.55% .53% .51% .50% .48% .45%
Global Diversified Income Fund
.80 .78 .76 .75 .73 .70
Global Real Estate Securities Fund
.90 .88 .86 .85 .84 .83
High Income Fund
.65 .63 .61 .60 .59 .58
Inflation Protection Fund
.40 .38 .36 .35 .34 .33
International Emerging Markets Fund
1.05 1.03 1.01 1.00 .99 .98
International Fund I
.75 .73 .71 .70 .69 .68
LargeCap Value Fund III
.80 .78 .76 .75 .73 .70
MidCap Value Fund I
.68 .66 .64 .63 .62 .61
Money Market Fund
.40 .39 .38 .37 .36 .35
Overseas Fund
.97 .95 .93 .92 .91 .90
SmallCap Growth Fund I
.88 .86 .84 .83 .82 .81
SmallCap Value Fund II
.95 .93 .91 .90 .89 .88
Net Assets of Fund
First $1
billion
Next $4
billion
Next $2
billion
Over $7
billion
Core Fixed Income Fund (Effective January 1, 2021)
.43% .41% .40% .38%
Net Assets of Fund
First $2
billion
Next $1
billion
Over $3
billion
Core Fixed Income Fund (Prior to January 1, 2021)
.50% .44% .43%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $7
billion
Over $10
billion
Diversified International Fund
.80% .78% .76% .75% .73% .70% .69%
Net Assets of Fund
First $250
million
Next $250
million
Next $6.5
Billion
Over $7
Billion
Equity Income Fund
.60% .55% .50% .49%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Over $1.5
billion
Government & High Quality Bond Fund (Effective January 1, 2021)
.49% .47% .45% .44%
Net Assets of Fund
First $2
billion
Over $2
billion
Government & High Quality Bond Fund (Prior to January 1, 2021)
.50% .45%
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9
billion
Over $12
billion
LargeCap Growth Fund I (Effective January 1, 2021)
.66% .64% .62% .61% .60% .59% .58%
LargeCap Growth Fund I (Prior to January 1, 2021)
.66 .64 .62 .61 .60 .59 .59
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for
R-1, R-2, R-3, R-4, and R-5, respectively. Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
Class A, Class C, and Institutional shares of the Funds pay Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the
Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.
The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the
Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period.
The expenses borne by the Manager are subject to reimbursement by the Funds through the fiscal year end, provided no reimbursement will be made if it would result in the Funds exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits are as follows:
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $9.5
billion
Next $2.5
billion
Next $3
billion
Over $18
billion
MidCap Fund (Effective January 1, 2021)
.65% .63% .61% .60% .59% .58% .57% .56% .55%
MidCap Fund (Prior to January 1, 2021)
.65 .63 .61 .60 .59 .58 .57 .56 .56
Net Assets of Fund
First $500
million
Next $500
million
Next $500
million
Next $500
million
Next $1
billion
Next $2
billion
Over $5
billion
Real Estate Securities Fund (Effective January 1, 2021)
.85% .83% .81% .80% .79% .78% .77%
Real Estate Securities Fund (Prior to January 1, 2021)
.85 .83 .81 .80 .79 .78 .78
Net Assets of Fund
First $250
million
Over $250
million
High Yield Fund
.625% .50%
Net Assets of Fund
First $1
billion
Next $4
billion
Over $5
billion
Short-Term Income Fund (Effective January 1, 2021)
.42% .40% .35%
Net Assets of Fund
First $200
million
Next $300
million
Over $500
million
Short-Term Income Fund (Prior to January 1, 2021)
.50% .45% .40%
Net Assets of Fund
First
$500 million
Next
$500 million
Over
$1 billion
Principal Capital Appreciation Fund .625% .50% .375%
All Net Assets
Government Money Market Fund .15%
LargeCap S&P 500 Index Fund .15
MidCap S&P 400 Index Fund .15
SmallCap S&P 600 Index Fund .15
Period from November 1, 2020 through October 31, 2021
Class A Class C Class J Institutional Expiration
California Municipal Fund N/A N/A N/A .51% February 28, 2022
Core Fixed Income Fund N/A N/A N/A .58 February 28, 2021
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

* Prior to January 1, 2021, the contractual expense limit was .88%.
** Prior to January 1, 2021, there was no contractual limit.
^Contractual expense limit expired February 28, 2021.
Period from November 1, 2020 through October 31, 2021
Class A Class C Class J Institutional Expiration
Core Plus Bond Fund .84% * N/A N/A .56 February 28, 2022
Diversified International Fund N/A 1.98% N/A .85 February 28, 2022
Equity Income Fund N/A N/A N/A .52 February 28, 2022
Finisterre Emerging Markets Total Return Bond Fund 1.20 N/A N/A .85 February 28, 2022
Global Diversified Income Fund N/A N/A N/A .68 February 28, 2022
Global Real Estate Securities Fund N/A N/A N/A .94 February 28, 2022
Government & High Quality Bond Fund N/A 1.63 N/A .53 February 28, 2022
Government Money Market Fund N/A N/A N/A .15 February 28, 2022
High Yield Fund N/A N/A N/A .61 February 28, 2022
Inflation Protection Fund N/A N/A 1.15 N/A February 28, 2022
International Emerging Markets Fund 1.55 2.51 1.37 1.20 February 28, 2022
International Fund I N/A N/A N/A .90 February 28, 2022
LargeCap Growth Fund I
N/A N/A
N/A
.69
February 28, 2021
LargeCap S&P 500 Index Fund
N/A 1.30
N/A
N/A
February 28, 2022
MidCap Fund
N/A N/A
N/A
.70
February 28, 2022
MidCap Growth Fund
N/A N/A
N/A
.75
February 28, 2022
MidCap Value Fund I
N/A N/A
N/A
.72
February 28, 2022
Money Market Fund
.50 N/A
N/A
N/A
February 28, 2022
Principal Capital Appreciation Fund
N/A N/A
N/A
.47
February 28, 2021
Principal LifeTime 2010 Fund
.38 N/A
N/A
N/A
February 28, 2022
Principal LifeTime 2020 Fund
.38 N/A
N/A
N/A
February 28, 2022
Principal LifeTime 2030 Fund
.38
N/A N/A
N/A
February 28, 2022
Principal LifeTime 2040 Fund .38 N/A N/A
N/A
February 28, 2022
Principal LifeTime 2050 Fund .38 N/A N/A
N/A
February 28, 2022
Principal LifeTime 2060 Fund N/A N/A .38
N/A
February 28, 2022
Principal LifeTime 2065 Fund N/A N/A N/A
.08
February 28, 2022
Principal LifeTime Hybrid 2015 Fund
N/A
N/A
.30 .05
February 28, 2022
Principal LifeTime Hybrid 2020 Fund
N/A
N/A
.30^ .05
February 28, 2022
Principal LifeTime Hybrid 2025 Fund N/A N/A .30^ .05 February 28, 2022
Principal LifeTime Hybrid 2030 Fund N/A N/A .30^ .05 February 28, 2022
Principal LifeTime Hybrid 2035 Fund N/A N/A .30^ .05 February 28, 2022
Principal LifeTime Hybrid 2040 Fund N/A N/A .30 .05 February 28, 2022
Principal LifeTime Hybrid 2045 Fund N/A N/A .30 .05 February 28, 2022
Principal LifeTime Hybrid 2050 Fund N/A N/A .30 .05 February 28, 2022
Principal LifeTime Hybrid 2055 Fund N/A N/A .30 .05 February 28, 2022
Principal LifeTime Hybrid 2060 Fund N/A N/A .30 .05 February 28, 2022
Principal LifeTime Hybrid 2065 Fund N/A N/A .30 .05 February 28, 2022
Principal LifeTime Hybrid Income Fund N/A N/A .30 .05 February 28, 2022
Principal LifeTime Strategic Income Fund .38 N/A N/A N/A February 28, 2022
Real Estate Securities Fund N/A N/A N/A .91 February 28, 2022
Short-Term Income Fund
N/A
N/A N/A
.43
February 28, 2022
SmallCap Fund
N/A
N/A N/A
.85
February 28, 2022
SmallCap S&P 600 Index Fund N/A
N/A
N/A
.21**
February 28, 2022
SmallCap Value Fund II N/A
N/A
N/A
.96
February 28, 2022
Tax-Exempt Bond Fund N/A
1.60 N/A .52
February 28, 2022
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

^^Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
#Class R-3 and R-5 discontinued operations and converted to Class R-6 shares on February 25, 2021.
In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:
In addition, the Manager has contractually agreed to waive certain of the Funds' management and investment advisory fees. The expense waiver will reduce the Funds' management and investment advisory fees. The waivers are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The waivers are as follows:
Period from November 1, 2020 through October 31, 2021
R-1 R-2 R-3 R-4 R-5 Expiration
Government & High Quality Bond Fund 1.29% 1.16%^^ .98% .79% .67% February 28, 2022
Principal LifeTime 2065 Fund .93 .80^^ .62 .43 .31
February 28, 2022
Principal LifeTime Hybrid 2015 Fund N/A N/A .59# N/A .28# February 28, 2021
Principal LifeTime Hybrid 2020 Fund N/A N/A .59# N/A .28# February 28, 2021
Principal LifeTime Hybrid 2025 Fund N/A N/A .59# N/A .28# February 28, 2021
Principal LifeTime Hybrid 2030 Fund N/A N/A .59# N/A .28# February 28, 2021
Principal LifeTime Hybrid 2035 Fund N/A N/A .59# N/A .28# February 28, 2021
Principal LifeTime Hybrid 2040 Fund N/A N/A .59# N/A .28# February 28, 2021
Principal LifeTime Hybrid 2045 Fund N/A N/A .59# N/A .28# February 28, 2021
Principal LifeTime Hybrid 2050 Fund N/A N/A .59# N/A .28# February 28, 2021
Principal LifeTime Hybrid 2055 Fund N/A N/A .59# N/A .28# February 28, 2021
Principal LifeTime Hybrid 2060 Fund N/A N/A .59# N/A .28# February 28, 2021
Principal LifeTime Hybrid 2065 Fund N/A N/A .59# N/A .28# February 28, 2021
Principal LifeTime Hybrid Income Fund N/A N/A .59# N/A .28# February 28, 2021
Short-Term Income Fund N/A N/A N/A .79 N/A
February 28, 2022
Period from November 1, 2020 through October 31, 2021
R-6 Expiration
Core Fixed Income Fund .01%
February 28, 2021
Diversified International Fund .04
February 28, 2022
Global Diversified Income Fund .02
February 28, 2022
Global Real Estate Securities Fund .02
February 28, 2022
High Yield Fund .02
February 28, 2021
International Emerging Markets Fund .04
February 28, 2022
International Fund I .04
February 28, 2022
LargeCap Growth Fund I .02
February 28, 2021
MidCap Fund .02
February 28, 2022
MidCap S&P 400 Index Fund .02
February 28, 2022
MidCap Value Fund I .02
February 28, 2022
Principal LifeTime Hybrid 2015 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2020 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2025 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2030 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2035 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2040 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2045 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2050 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2055 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2060 Fund .02
February 28, 2022
Principal LifeTime Hybrid 2065 Fund .02
February 28, 2022
Principal LifeTime Hybrid Income Fund .02
February 28, 2022
Real Estate Securities Fund .02
February 28, 2021
SmallCap Fund .02
February 28, 2022
SmallCap Growth Fund I .01
February 28, 2022
SmallCap S&P 600 Index Fund .02
February 28, 2022
SmallCap Value Fund II .02
February 28, 2022
Expiration
Core Plus Bond Fund .060%
February 28, 2022
Global Diversified Income Fund .080
February 28, 2022
High Income Fund .015
February 28, 2022
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

The Manager has also voluntarily agreed to limit Government Money Market Fund’s and Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at any time.
With respect to Government Money Market Fund, the Manager has contractually agreed to reduce the fund’s management fees through
February 28, 2022. The fee waiver will reduce the fund’s management fees in an amount equal to all acquired fund fees and expenses.
Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees, except for Class A shares of Money Market Fund, which are not subject to distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4
classes of shares, respectively, except the following classes of shares:
Class R-2 shares discontinued operations and converted to Class R-3 shares on March 1, 2021.
The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis)
attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed .13% for Class J shares effective January 1, 2021. Prior to January 1, 2021 the limit was .12%. The voluntary expense limit may be terminated at any time.
The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 28, 2022.
Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.
Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated among the registered investment companies managed by the Manager based on the relative net assets of each fund and is shown on the statements of operations.
Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class
J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is
1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Core Fixed
Income Fund, Government & High Quality Bond Fund, and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus
Bond Fund, Finisterre Emerging Markets Total Return Bond Fund, Global Diversified Income Fund, High Income Fund, High Yield Fund,
Inflation Protection Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime Strategic Income Fund, SAM
Flexible Income Portfolio, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry
Expiration
LargeCap Growth Fund I .016
February 28, 2022
LargeCap Value Fund III .065
February 28, 2022
MidCap Growth Fund III .020
February 28, 2022
MidCap Value Fund I .020 February 28, 2022
Overseas Fund .035 February 28, 2022
SmallCap Growth Fund I .020 February 28, 2022
SmallCap Value Fund II .020 February 28, 2022
Government & High Quality Bond Fund Class A .15%
LargeCap S&P 500 Index Fund Class A .15
Short-Term Income Fund Class A .15
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

a sales charge). The aggregate amounts of these charges retained by the Distributor for the period ended October 31, 2021, were as follows
(amounts in thousands):
Effective April 19, 2021, Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 8 years after purchase. Prior to April 19, 2021, the automatic conversion occurred 10 years after purchase.
Affiliated Ownership. At October 31, 2021, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor,
Principal Securities, Inc. (an affiliate of the Manager), collective investment trusts sponsored by Principal Global Investors Trust Company
Class A Class C Class J
California Municipal Fund $ 29 $ 3 $ N/A
Core Fixed Income Fund 108 5 10
Core Plus Bond Fund 40 N/A 5
Diversified International Fund 105 — 1
Equity Income Fund 283 10 1
Finisterre Emerging Markets Total Return Bond Fund 8 N/A N/A
Global Diversified Income Fund 136 14 N/A
Global Real Estate Securities Fund 18 1 N/A
Government & High Quality Bond Fund 55 1 5
High Income Fund 1 N/A N/A
High Yield Fund 60 4 N/A
Inflation Protection Fund 1 N/A —
International Emerging Markets Fund 56 — 5
International Fund I 2 N/A N/A
LargeCap Growth Fund I 180 N/A 15
LargeCap S&P 500 Index Fund 235 5 20
LargeCap Value Fund III N/A N/A —
MidCap Fund 345 5 6
MidCap Growth Fund N/A N/A 8
MidCap Growth Fund III N/A N/A 1
MidCap S&P 400 Index Fund N/A N/A 6
MidCap Value Fund I 63 N/A 2
Money Market Fund 6 N/A 96
Principal Capital Appreciation Fund 170 1 N/A
Principal LifeTime 2010 Fund 8 N/A 3
Principal LifeTime 2020 Fund 67 N/A 40
Principal LifeTime 2030 Fund 230 N/A 26
Principal LifeTime 2040 Fund 215 N/A 31
Principal LifeTime 2050 Fund 301 N/A 14
Principal LifeTime 2060 Fund N/A N/A 6
Principal LifeTime Hybrid 2015 Fund N/A N/A 7
Principal LifeTime Hybrid 2020 Fund N/A N/A 57
Principal LifeTime Hybrid 2025 Fund N/A N/A 76
Principal LifeTime Hybrid 2030 Fund N/A N/A 46
Principal LifeTime Hybrid 2035 Fund N/A N/A 43
Principal LifeTime Hybrid 2040 Fund N/A N/A 37
Principal LifeTime Hybrid 2045 Fund N/A N/A 20
Principal LifeTime Hybrid 2050 Fund N/A N/A 23
Principal LifeTime Hybrid 2055 Fund N/A N/A 9
Principal LifeTime Hybrid 2060 Fund N/A N/A 3
Principal LifeTime Hybrid 2065 Fund N/A N/A 1
Principal LifeTime Hybrid Income Fund N/A N/A 4
Principal LifeTime Strategic Income Fund 21 N/A 1
Real Estate Securities Fund 69 3 4
SAM Balanced Portfolio 889 16 80
SAM Conservative Balanced Portfolio 388 7 92
SAM Conservative Growth Portfolio 663 12 93
SAM Flexible Income Portfolio 492 15 109
SAM Strategic Growth Portfolio 571 9 28
Short-Term Income Fund 322 5 13
SmallCap Fund 143 1 1
SmallCap Growth Fund I N/A N/A 10
SmallCap S&P 600 Index Fund N/A N/A 4
SmallCap Value Fund II 3 N/A 1
Tax-Exempt Bond Fund 68 8 N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

(an affiliate of the Manager), and benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):
Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $13,000 of brokerage commission was paid to SAMI
Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the
Principal Financial Group during the period ended October 31, 2021 .
Institutional R-1 R-5 R-6
Core Fixed Income Fund 53 – – 174,562
Core Plus Bond Fund 499 – – N/A
Diversified International Fund 369 – – 893
Equity Income Fund 58,365 – – N/A
Finisterre Emerging Markets Total Return Bond Fund 155 N/A N/A N/A
Global Diversified Income Fund 57 N/A N/A 662
Global Real Estate Securities Fund 662 N/A – 6,172
Government & High Quality Bond Fund 15 – – N/A
Government Money Market Fund 12,928 N/A N/A N/A
High Income Fund 269,500 N/A N/A N/A
High Yield Fund 358 N/A N/A 13,541
Inflation Protection Fund 94,594 – – N/A
International Emerging Markets Fund 17 – – –
International Fund I – – – 10,483
LargeCap Growth Fund I – – – 240,139
LargeCap S&P 500 Index Fund 1,567 – – N/A
LargeCap Value Fund III 20,393 – – N/A
MidCap Fund 382 – – –
MidCap Growth Fund 39 – – N/A
MidCap Growth Fund III 31,706 – – N/A
MidCap Value Fund I – – – 67,463
Overseas Fund 45,309 1 N/A N/A
Principal Capital Appreciation Fund 8,700 – – N/A
Principal LifeTime 2010 Fund 26,613 – – N/A
Principal LifeTime 2015 Fund 25,078 – – N/A
Principal LifeTime 2020 Fund 135,630 – – N/A
Principal LifeTime 2025 Fund 98,505 – – N/A
Principal LifeTime 2030 Fund 231,097 – – N/A
Principal LifeTime 2035 Fund 84,310 – – N/A
Principal LifeTime 2040 Fund 156,804 – – N/A
Principal LifeTime 2045 Fund 57,184 – – N/A
Principal LifeTime 2050 Fund 103,913 – – N/A
Principal LifeTime 2055 Fund 30,108 – – N/A
Principal LifeTime 2060 Fund 28,624 – – N/A
Principal LifeTime 2065 Fund 4,389 – – N/A
Principal LifeTime Hybrid 2030 Fund 24 N/A N/A –
Principal LifeTime Hybrid 2040 Fund 5 N/A N/A –
Principal LifeTime Hybrid 2050 Fund 5 N/A N/A –
Principal LifeTime Strategic Income Fund 23,190 – – N/A
Real Estate Securities Fund 220 – 244 16,338
SAM Balanced Portfolio 40,291 – – N/A
SAM Conservative Balanced Portfolio 15,195 – – N/A
SAM Conservative Growth Portfolio 19,891 – – N/A
SAM Flexible Income Portfolio 11,646 – – N/A
SAM Strategic Growth Portfolio 12,329 – – N/A
Short-Term Income Fund 47,630 – – N/A
SmallCap Fund 150 – – 512
SmallCap Growth Fund I – – – 69,649
SmallCap Value Fund II – – – 40,305
Tax-Exempt Bond Fund 41 N/A N/A N/A
5. Management Agreement and Transactions with Affiliates (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

6. Capital Share Transactions
The following table reflects the conversion of R-3 shares into R-6 shares (reflected in the statement of changes in net assets as R-3 shares and dollars redeemed and R-6 dollars sold) for the year ended October 31, 2021 (amounts in thousands).
The following table reflects the conversion of R-5 shares into R-6 shares (reflected in the statement of changes in net assets as R-5 shares and dollars redeemed and R-6 dollars sold) for the year ended October 31, 2021 (amounts in thousands).
The following table reflects the conversion of R-2 shares into R-3 shares (reflected in the statement of changes in net assets as R-2 shares and dollars redeemed and R-3 dollars sold) for the year ended October 31, 2021 (amounts in thousands).
Shares Dollars
Principal LifeTime Hybrid 2015 Fund 4 $ 49
Principal LifeTime Hybrid 2020 Fund 16 197
Principal LifeTime Hybrid 2025 Fund 43 566
Principal LifeTime Hybrid 2030 Fund 30 407
Principal LifeTime Hybrid 2035 Fund 26 363
Principal LifeTime Hybrid 2040 Fund 53 752
Principal LifeTime Hybrid 2045 Fund 21 312
Principal LifeTime Hybrid 2050 Fund 13 184
Principal LifeTime Hybrid 2055 Fund 19 279
Principal LifeTime Hybrid 2060 Fund 7 102
Principal LifeTime Hybrid 2065 Fund 1 15
Principal LifeTime Hybrid Income Fund 22 251
Shares Dollars
Principal LifeTime Hybrid 2015 Fund 4 $ 49
Principal LifeTime Hybrid 2020 Fund 14 181
Principal LifeTime Hybrid 2025 Fund 43 559
Principal LifeTime Hybrid 2030 Fund 2 30
Principal LifeTime Hybrid 2035 Fund 38 529
Principal LifeTime Hybrid 2040 Fund 39 550
Principal LifeTime Hybrid 2045 Fund 20 297
Principal LifeTime Hybrid 2050 Fund 22 326
Principal LifeTime Hybrid 2055 Fund 6 86
Principal LifeTime Hybrid 2060 Fund 1 18
Principal LifeTime Hybrid 2065 Fund 1 14
Principal LifeTime Hybrid Income Fund 1 7
Shares Dollars
Core Fixed Income Fund 155 $ 1,558
Core Plus Bond Fund 391 4,251
Diversified International Fund 145 2,238
Equity Income Fund 76 2.842
Government & High Quality Bond Fund 157 1,659
Inflation Protection Fund 37 327
International Emerging Markets Fund 57 1,888
International Fund I 65 1,153
LargeCap Growth Fund I 566 9,231
LargeCap S&P 500 Index Fund 745 16,87 4
LargeCap Value Fund III 98 1,81 8
MidCap Fund 126 4,241
MidCap Growth Fund 142 1,662
MidCap Growth Fund III 151 1,908
MidCap S&P 400 Index Fund 288 7,071
MidCap Value Fund I 134 2,166
Overseas Fund 1 15
Principal Capital Appreciation Fund 18 1,017
Principal LifeTime 2010 Fund 207 2,768
Principal LifeTime 2015 Fund 177 1,739
Principal LifeTime 2020 Fund 1,115 16,36 7
Principal LifeTime 2025 Fund 1,023 12,605
Principal LifeTime 2030 Fund 1,647 26,444
Principal LifeTime 2035 Fund 915 12,354
Principal LifeTime 2040 Fund 1,274 22,156
Principal LifeTime 2045 Fund 796 11,509
Principal LifeTime 2050 Fund 1,029 18,348
Principal LifeTime 2055 Fund 386 6,085

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

7. Investment Transactions
For the year ended October 31, 2021, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital, and U.S. government securities) by the Funds were as follows (amounts in thousands):
Shares Dollars
Principal LifeTime 2060 Fund 254 4,299
Principal LifeTime 2065 Fund 16 222
Principal LifeTime Strategic Income Fund 324 4,104
Real Estate Securities Fund 194 4,897
SAM Balanced Portfolio 162 2,749
SAM Conservative Balanced Portfolio 37 482
SAM Conservative Growth Portfolio 103 1,990
SAM Flexible Income Portfolio 35 448
SAM Strategic Growth Portfolio 159 3,304
Short-Term Income Fund 134 1,671
SmallCap Fund 52 1,370
SmallCap Growth Fund I 210 2,999
SmallCap S&P 600 Index Fund 303 9,780
SmallCap Value Fund II 105 1,260
Purchases Sales
California Municipal Fund $ 150,754 $ 88,769
Core Fixed Income Fund 2,654,833 1,416,880
Core Plus Bond Fund 964,823 982,082
Diversified International Fund 4,141,217 12,808,895
Equity Income Fund 2,304,318 2,145,227
Finisterre Emerging Markets Total Return Bond Fund 1,277,984 800,287
Global Diversified Income Fund 4,225,040 5,043,705
Global Real Estate Securities Fund 1,313,943 915,665
Government & High Quality Bond Fund 3,145,695 3,349,740
Government Money Market Fund — —
High Income Fund 2,720,949 2,141,519
High Yield Fund 1,840,982 2,089,204
Inflation Protection Fund 120,516 125,314
International Emerging Markets Fund 131,728 142,705
International Fund I 181,943 211,760
LargeCap Growth Fund I 3,030,130 3,771,817
LargeCap S&P 500 Index Fund 219,648 1,714,783
LargeCap Value Fund III 2,155,912 1,304,189
MidCap Fund 2,753,424 5,119,296
MidCap Growth Fund 355,603 312,050
MidCap Growth Fund III 391,186 767,509
MidCap S&P 400 Index Fund 245,450 288,893
MidCap Value Fund I 1,395,039 1,541,556
Money Market Fund — —
Overseas Fund 1,553,979 1,882,569
Principal Capital Appreciation Fund 622,838 761,949
Principal LifeTime 2010 Fund 182,252 241,071
Principal LifeTime 2015 Fund 106,408 127,577
Principal LifeTime 2020 Fund 739,843 1,094,676
Principal LifeTime 2025 Fund 442,556 419,294
Principal LifeTime 2030 Fund 1,515,716 1,486,010
Principal LifeTime 2035 Fund 440,897 306,789
Principal LifeTime 2040 Fund 932,560 901,697
Principal LifeTime 2045 Fund 334,078 230,910
Principal LifeTime 2050 Fund 687,836 593,438
Principal LifeTime 2055 Fund 215,497 127,351
Principal LifeTime 2060 Fund 221,848 109,440
Principal LifeTime 2065 Fund 51,734 13,277
Principal LifeTime Hybrid 2015 Fund 49,455 25,646
Principal LifeTime Hybrid 2020 Fund 157,480 68,105
Principal LifeTime Hybrid 2025 Fund 182,752 58,606
Principal LifeTime Hybrid 2030 Fund 199,606 66,183
6. Capital Share Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

For the year ended October 31, 2021, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold
(not including short-term investments) by the Funds were as follows (amounts in thousands):
Diversified International Fund and Real Estate Securities Fund had in-kind redemptions to an affiliate of the Manager during the year ended October 31, 2021. The in-kind redemptions resulted in distributions of securities with a value of $6,716,434,000 and realized gains of $2,376,836,000 for Diversified International Fund. The in-kind redemptions resulted in distributions of securities with a value of
$535,656,000 and realized gains of $251,140,000 for Real Estate Securities Fund. The realized gains are included in net realized gain (loss)
from investment transactions on the statements of operations.
8. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the years ended October 31, 2021 and October 31,
2020 were as follows (amounts in thousands):
Purchases Sales
Principal LifeTime Hybrid 2035 Fund 141,428 35,168
Principal LifeTime Hybrid 2040 Fund 124,714 40,351
Principal LifeTime Hybrid 2045 Fund 82,917 28,139
Principal LifeTime Hybrid 2050 Fund 69,168 20,109
Principal LifeTime Hybrid 2055 Fund 36,973 7,077
Principal LifeTime Hybrid 2060 Fund 18,289 3,679
Principal LifeTime Hybrid 2065 Fund 7,806 2,116
Principal LifeTime Hybrid Income Fund 36,145 15,900
Principal LifeTime Strategic Income Fund 159,123 163,653
Real Estate Securities Fund 2,041,531 1,705,045
SAM Balanced Portfolio 1,508,175 1,610,565
SAM Conservative Balanced Portfolio 583,628 547,192
SAM Conservative Growth Portfolio 1,129,873 1,241,516
SAM Flexible Income Portfolio 977,749 849,736
SAM Strategic Growth Portfolio 564,604 635,484
Short-Term Income Fund 2,254,051 3,249,740
SmallCap Fund 805,719 439,451
SmallCap Growth Fund I 1,889,105 1,748,929
SmallCap S&P 600 Index Fund 160,274 303,140
SmallCap Value Fund II 1,129,339 1,065,515
Tax-Exempt Bond Fund 315,001 174,311
Purchases Sales
Core Fixed Income Fund $ 206,888 $ 150,459
Core Plus Bond Fund 326,679 290,590
Global Diversified Income Fund 57,376 57,049
Government & High Quality Bond Fund 1,600,109 1,651,652
Inflation Protection Fund 948,451 1,290,130
Short-Term Income Fund 338,112 291,361
Ordinary Income Tax-Exempt Income*
Long-Term Capital
Gain^ Return of Capital Section 1250 Gain**
2021 2020 2021 2020 2021 2020 2021 2020 2021 2020
California Municipal Fund $ — $ 26 $ 15,274 $ 12,277 $ — $ — $ — $ — $ — $ —
Core Fixed Income Fund 232,772 209,289 — — — — — — — —
Core Plus Bond Fund 39,242 19,528 — — 4,868 — — — — —
Diversified International Fund 149,185 280,076 — — — — — — — —
Equity Income Fund 155,255 156,744 — — — 221,910 — — — —
Finisterre Emerging Markets Total Return
Bond Fund 16,197 13,109 — — — — 2,472 — — —
Global Diversified Income Fund 206,008 287,779 — — — — — 17,238 — —
Global Real Estate Securities Fund 25,224 49,107 — — — 95,125 — — — —
Government & High Quality Bond Fund 17,281 38,034 — — — — — — — —
Government Money Market Fund — 21,715 — — — — — — — —
High Income Fund 184,520 181,729 — — — — — — — —
High Yield Fund 151,386 160,775 — — — — — — — —
Inflation Protection Fund 8,693 18,773 — — — — — — — —
International Emerging Markets Fund 724 6,248 — — — 3,644 — — — —
7. Investment Transactions (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

*The Funds designate these distributions as exempt interest per Internal Revenue Code (“IRC”) Sec. 852(b)(5).
^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a
15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).
**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.
Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Ordinary Income Tax-Exempt Income*
Long-Term Capital
Gain^ Return of Capital Section 1250 Gain**
2021 2020 2021 2020 2021 2020 2021 2020 2021 2020
International Fund I $ 4,328 $ 8,892 $ — $ — $ 16,825 $ — $ — $ — $ — $ —
LargeCap Growth Fund I 210,273 23,463 — — 635,155 764,209 — — — —
LargeCap S&P 500 Index Fund 141,743 118,462 — — 270,458 110,603 — — — —
LargeCap Value Fund III 32,471 49,751 — — — 88,974 — — — —
MidCap Fund — 95,003 — — 236,706 731,245 — — — —
MidCap Growth Fund 1,177 — — — 25,026 7,882 — — — —
MidCap Growth Fund III 9,430 — — — 56,450 86,444 — — — —
MidCap S&P 400 Index Fund 18,264 18,399 — — 64,273 59,384 — — — —
MidCap Value Fund I 33,257 54,376 — — — 73,121 — — — —
Money Market Fund — 3,391 — — — — — — — —
Overseas Fund 50,040 81,460 — — — — — — — —
Principal Capital Appreciation Fund 17,641 19,723 — — 87,369 127,439 — — — —
Principal LifeTime 2010 Fund 20,245 18,698 — — 28,047 29,723 — — — —
Principal LifeTime 2015 Fund 9,889 9,110 — — 10,024 35,810 — — — —
Principal LifeTime 2020 Fund 93,753 94,057 — — 121,325 230,666 — — — —
Principal LifeTime 2025 Fund 44,526 32,704 — — 40,270 68,569 — — — —
Principal LifeTime 2030 Fund 153,433 118,277 — — 206,628 227,940 — — — —
Principal LifeTime 2035 Fund 37,260 28,037 — — 37,547 58,104 — — — —
Principal LifeTime 2040 Fund 96,675 87,709 — — 150,913 182,204 — — — —
Principal LifeTime 2045 Fund 23,165 19,343 — — 25,873 42,025 — — — —
Principal LifeTime 2050 Fund 56,970 49,161 — — 76,226 110,229 — — — —
Principal LifeTime 2055 Fund 12,424 8,645 — — 10,453 19,828 — — — —
Principal LifeTime 2060 Fund 9,507 6,867 — — 8,782 15,334 — — — —
Principal LifeTime 2065 Fund 655 305 — — 309 389 — — — —
Principal LifeTime Hybrid 2015 Fund 4,839 2,509 — — 584 655 — — — —
Principal LifeTime Hybrid 2020 Fund 14,968 7,871 — — 2,832 2,488 — — — —
Principal LifeTime Hybrid 2025 Fund 13,096 5,779 — — 2,020 2,686 — — — —
Principal LifeTime Hybrid 2030 Fund 13,768 6,907 — — 3,048 4,399 — — — —
Principal LifeTime Hybrid 2035 Fund 8,943 4,138 — — 1,984 2,802 — — — —
Principal LifeTime Hybrid 2040 Fund 7,956 4,674 — — 2,212 3,597 — — — —
Principal LifeTime Hybrid 2045 Fund 4,615 2,552 — — 1,440 1,843 — — — —
Principal LifeTime Hybrid 2050 Fund 3,523 2,254 — — 1,144 2,148 — — — —
Principal LifeTime Hybrid 2055 Fund 1,407 813 — — 520 555 — — — —
Principal LifeTime Hybrid 2060 Fund 474 262 — — 142 207 — — — —
Principal LifeTime Hybrid 2065 Fund 10 1 38 — — — — 3 — — —
Principal LifeTime Hybrid Income Fund 3,124 1,463 — — 184 193 — — — —
Principal LifeTime Strategic Income Fund 11,511 11,025 — — 5,048 10,465 — — — —
Real Estate Securities Fund 120,062 79,886 — — 16,753 56,499 — — — 5,814
SAM Balanced Portfolio 57,337 79,158 — — 76,689 95,208 — — — —
SAM Conservative Balanced Portfolio 28,234 32,876 — — 17,681 21,199 — — — —
SAM Conservative Growth Portfolio 42,609 54,822 — — 65,067 67,483 — — — —
SAM Flexible Income Portfolio 50,850 55,748 — — 24,667 10,694 — — — —
SAM Strategic Growth Portfolio 23,214 37,161 — — 58,864 49,533 — — — —
Short-Term Income Fund 92,040 99,847 — — 9,067 — — — — —
SmallCap Fund 5,978 1,187 — — 13,732 38,388 — — — —
SmallCap Growth Fund I 29,758 — — — 104,805 139,062 — — — —
SmallCap S&P 600 Index Fund 19,124 15,826 — — 7,483 74,089 — — — —
SmallCap Value Fund II 7,762 9,195 — — — — — — — —
Tax-Exempt Bond Fund 85 5 16,592 14,150 — — — — — —
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Distributable Earnings. As of October 31, 2021, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net
Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
California Municipal Fund $— $122 $— $(13,497) $44,022 $— $30,647
Core Fixed Income Fund 2,237 — — (53,807) 241,776 (120) 190,086
Core Plus Bond Fund 4,124 — 4,507 — 9,652 (361) 17,922
Diversified International Fund 214,313 — 516,197 (28,989) 1,029,507 — 1,731,028
Equity Income Fund 82,628 — 340,539 — 4,966,154 — 5,389,321
Finisterre Emerging Markets Total Return Bond Fund — — — (1,645) (8,901) 102 (10,444)
Global Diversified Income Fund 6,538 — — (518,306) (19,237) (23,058) (554,063)
Global Real Estate Securities Fund 65,720 — 4,671 — 866,745 — 937,136
Government & High Quality Bond Fund 509 — — (88,064) (986) (65) (88,606)
High Income Fund 3,158 — — (227,305) 47,607 (2,791) (179,331)
High Yield Fund 2,472 — — (204,844) 58,386 (8,268) (152,254)
Inflation Protection Fund 58,864 — 34,015 — 92,299 (800) 184,378
International Emerging Markets Fund 3,234 — 16,435 — 58,605 — 78,274
International Fund I 7,845 — 36,220 — 67,960 — 112,025
LargeCap Growth Fund I 121,051 — 1,379,420 — 7,554,436 — 9,054,907
LargeCap S&P 500 Index Fund 86,061 — 691,420 — 4,092,733 — 4,870,214
LargeCap Value Fund III 87,131 — 206,308 — 622,210 — 915,649
MidCap Fund 67,065 — 1,762,738 — 13,095,165 — 14,924,968
MidCap Growth Fund 21,588 — 35,428 — 82,773 — 139,789
MidCap Growth Fund III 39,338 — 203,583 — 500,690 — 743,611
MidCap S&P 400 Index Fund 35,155 — 74,013 — 472,540 — 581,708
MidCap Value Fund I 130,136 — 171,132 — 576,132 — 877,400
Overseas Fund 179,825 — — — 262,951 — 442,776
Principal Capital Appreciation Fund 59,221 — 175,678 — 1,350,787 — 1,585,686
Principal LifeTime 2010 Fund 11,230 — 27,248 — 92,446 — 130,924
Principal LifeTime 2015 Fund 4,427 — 17,890 — 83,143 — 105,460
Principal LifeTime 2020 Fund 35,610 — 218,127 — 856,324 — 1,110,061
Principal LifeTime 2025 Fund 16,668 — 81,773 — 467,719 — 566,160
Principal LifeTime 2030 Fund 47,405 — 364,044 — 1,737,475 — 2,148,924
Principal LifeTime 2035 Fund 11,814 — 66,715 — 501,080 — 579,609
Principal LifeTime 2040 Fund 20,152 — 263,908 — 1,563,102 — 1,847,162
Principal LifeTime 2045 Fund 8,389 — 43,096 — 421,257 — 472,742
Principal LifeTime 2050 Fund 10,261 — 140,421 — 1,053,546 — 1,204,228
Principal LifeTime 2055 Fund 3,487 — 19,114 — 222,753 — 245,354
Principal LifeTime 2060 Fund 2,694 — 14,253 — 179,403 — 196,350
Principal LifeTime 2065 Fund 289 — 584 — 15,104 — 15,977
Principal LifeTime Hybrid 2015 Fund 837 — 4,286 — 17,857 — 22,980
Principal LifeTime Hybrid 2020 Fund 3,116 — 14,726 — 73,113 — 90,955
Principal LifeTime Hybrid 2025 Fund 2,232 — 12,686 — 72,931 — 87,849
Principal LifeTime Hybrid 2030 Fund 2,399 — 14,340 — 94,500 — 111,239
Principal LifeTime Hybrid 2035 Fund 1,065 — 9,805 — 75,005 — 85,875
Principal LifeTime Hybrid 2040 Fund 1,598 — 8,604 — 82,132 — 92,334
Principal LifeTime Hybrid 2045 Fund 534 — 5,343 — 55,164 — 61,041
Principal LifeTime Hybrid 2050 Fund 429 — 4,126 — 47,543 — 52,098
Principal LifeTime Hybrid 2055 Fund 97 — 1,778 — 21,128 — 23,003
Principal LifeTime Hybrid 2060 Fund 31 — 556 — 7,616 — 8,203
Principal LifeTime Hybrid 2065 Fund — — — (88) 1,534 — 1,446
Principal LifeTime Hybrid Income Fund 547 — 2,465 — 5,953 — 8,965
Principal LifeTime Strategic Income Fund 6,647 — 18,822 — 46,717 — 72,186
Real Estate Securities Fund 44,514 — 148,055 — 2,126,097 — 2,318,666
SAM Balanced Portfolio 33,117 — 362,554 — 1,340,316 — 1,735,987
SAM Conservative Balanced Portfolio 10,957 — 89,543 — 353,337 — 453,837
SAM Conservative Growth Portfolio 19,810 — 214,094 — 1,170,300 — 1,404,204
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. As of October 31, 2021, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):
* In accordance with IRC Sections 381-384, a portion of the losses have been subject to a $644,000 annual limitation.
All of these capital losses were generated in taxable years beginning after the enactment date of the Regulated Investment Company
Modernization Act of 2010 on December 22, 2010, and will be carried forward with no expiration and with the character of loss retained.
For the year ended October 31, 2021, the Funds utilized capital loss carryforwards as follows (amounts in thousands):
Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain ordinary losses which occur during the portion of the fund’s taxable year subsequent to December 31. As of October 31, 2021 , Principal LifeTime Hybrid 2065 Fund intends to defer late-year ordinary losses of
$2,000.
Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting.
Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the
Undistributed
Ordinary
Income
Undistributed
Tax-Exempt
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Losses
Net
Unrealized
Appreciation
(Depreciation)
Other
Temporary
Differences*
Total
Accumulated
Earnings
(Deficit)
SAM Flexible Income Portfolio $21,894 $— $100,549 $— $301,872 $— $424,315
SAM Strategic Growth Portfolio 851 — 134,026 — 760,221 — 895,098
Short-Term Income Fund 456 — 21,032 — 22,038 — 43,526
SmallCap Fund 20,393 — 82,522 — 372,804 — 475,719
SmallCap Growth Fund I 100,927 — 301,444 — 958,472 — 1,360,843
SmallCap S&P 600 Index Fund 31,422 — 85,613 — 508,870 — 625,905
SmallCap Value Fund II 139,352 — 45,872 — 204,846 — 390,070
Tax-Exempt Bond Fund — 93 — (11,640) 41,138 (153) 29,438
* Represents book-to-tax accounting differences.
Short-Term Long-Term Total
California Municipal Fund $ 13,068 $ 429 $ 13,497
Core Fixed Income Fund 25,920 27,887 53,807
Diversified International Fund 26,585 2,404 28,989 *
Finisterre Emerging Markets Total Return Bond Fund 1,645 — 1,645
Global Diversified Income Fund 167,444 350,862 518,306
Government & High Quality Bond Fund 12,305 75,759 88,064
High Income Fund 24,913 202,392 227,305
High Yield Fund — 204,844 204,844
Principal LifeTime Hybrid 2065 Fund 86 — 86
Tax-Exempt Bond Fund 9,390 2,250 11,640
Utilized
California Municipal Fund $ 490
Diversified International Fund 304,951
Equity Income Fund 72,135
Global Diversified Income Fund 243,875
Global Real Estate Securities Fund 58,644
Government & High Quality Bond Fund 2,172
High Income Fund 39,259
High Yield Fund 68,273
Inflation Protection Fund 11,504
International Emerging Markets Fund 9,467
MidCap Value Fund I 10,624
Overseas Fund 252,307
Principal LifeTime Hybrid 2065 Fund 158
SmallCap Value Fund II 68,946
Tax-Exempt Bond Fund 32
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from tax return of capital depending on the type of book and tax differences that exist. For the year ended October 31,
2021, the Funds recorded reclassifications as follows (amounts in thousands):
Federal Income Tax Basis. As of October 31, 2021, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):
Total Distributable Earnings
(Accumulated Loss)
Capital Shares and
Additional Paid-in-Capital
Core Plus Bond Fund $ (1,234) $ 1,234
Diversified International Fund (2,818,357) 2,818,357
Equity Income Fund (31,732) 31,732
Global Diversified Income Fund (2,658) 2,658
Global Real Estate Securities Fund (311) 311
Inflation Protection Fund (9,787) 9,787
International Emerging Markets Fund (878) 878
International Fund I (3,742) 3,742
LargeCap Growth Fund I (108,457) 108,457
LargeCap S&P 500 Index Fund (165,415) 165,415
LargeCap Value Fund III (10,839) 10,839
MidCap Fund (132,418) 132,418
MidCap Growth Fund (6,722) 6,722
MidCap Growth Fund III (37,080) 37,080
MidCap S&P 400 Index Fund (13,726) 13,726
MidCap Value Fund I (16,392) 16,392
Principal Capital Appreciation Fund (15,877) 15,877
Principal LifeTime 2010 Fund (4,503) 4,503
Principal LifeTime 2015 Fund (3,568) 3,568
Principal LifeTime 2020 Fund (25,191) 25,191
Principal LifeTime 2025 Fund (8,527) 8,527
Principal LifeTime 2030 Fund (21,910) 21,910
Principal LifeTime 2035 Fund (5,295) 5,295
Principal LifeTime 2040 Fund (16,568) 16,568
Principal LifeTime 2045 Fund (3,313) 3,313
Principal LifeTime 2050 Fund (9,301) 9,301
Principal LifeTime 2055 Fund (1,537) 1,537
Principal LifeTime 2060 Fund (1,117) 1,117
Principal LifeTime 2065 Fund (134) 134
Principal LifeTime Hybrid 2015 Fund (721) 721
Principal LifeTime Hybrid 2020 Fund (2,089) 2,089
Principal LifeTime Hybrid 2025 Fund (1,832) 1,832
Principal LifeTime Hybrid 2030 Fund (1,557) 1,557
Principal LifeTime Hybrid 2035 Fund (919) 919
Principal LifeTime Hybrid 2040 Fund (942) 942
Principal LifeTime Hybrid 2045 Fund (609) 609
Principal LifeTime Hybrid 2050 Fund (390) 390
Principal LifeTime Hybrid 2055 Fund (144) 144
Principal LifeTime Hybrid 2060 Fund (81) 81
Principal LifeTime Hybrid Income Fund (421) 421
Principal LifeTime Strategic Income Fund (3,808) 3,808
Real Estate Securities Fund (259,160) 259,160
SAM Balanced Portfolio (19,757) 19,757
SAM Conservative Balanced Portfolio (6,470) 6,470
SAM Conservative Growth Portfolio (12,907) 12,907
SAM Flexible Income Portfolio (6,697) 6,697
SAM Strategic Growth Portfolio (7,120) 7,120
Short-Term Income Fund (6,210) 6,210
SmallCap Fund (7,625) 7,625
SmallCap Growth Fund I (51,218) 51,218
SmallCap S&P 600 Index Fund (13,035) 13,035
SmallCap Value Fund II (10,241) 10,241
Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
California Municipal Fund
*
$ 45,812 $ (1,837) $ 43,975 $ 656,565
Core Fixed Income Fund 331,734 (89,958) 241,776 10,192,727
Core Plus Bond Fund 19,227 (9,575) 9,652 787,045
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

Unrealized
Appreciation
Unrealized
(Depreciation)
Net Unrealized Appreciation/
(Depreciation)
Cost for Federal Income Tax
Purposes
Diversified International Fund $ 1,177,089 $ (147,651) $ 1,029,438 $ 4,526,514
Equity Income Fund 5,040,569 (74,415) 4,966,154 5,906,208
Finisterre Emerging Markets Total Return Bond Fund 16,481 (25,366) (8,885) 724,091
Global Diversified Income Fund 226,28 7 (245,413) (19,12 6 ) 4,531,942
Global Real Estate Securities Fund 1,012,187 (145,351) 866,836 3,247,418
Government & High Quality Bond Fund 20,629 (21,615) (986) 1,478,131
Government Money Market Fund — — — 3,657,786
High Income Fund 121,46 7 (73,85 9 ) 47,60 8 3,672,267
High Yield Fund 105,021 (46,852) 58,169 2,873,808
Inflation Protection Fund 125,652 (33,349) 92,303 1,412,757
International Emerging Markets Fund 74,990 (16,414) 58,576 238,792
International Fund I 78,700 (10,744) 67,956 288,847
LargeCap Growth Fund I 7,762,647 (208,211) 7,554,436 7,314,475
LargeCap S&P 500 Index Fund 4,188,713 (95,980) 4,092,733 2,330,412
LargeCap Value Fund III 739,313 (117,102) 622,211 2,944,013
MidCap Fund 13,176,044 (80,879) 13,095,165 11,297,589
MidCap Growth Fund 86,087 (3,314) 82,773 254,767
MidCap Growth Fund III 517,093 (16,403) 500,690 744,353
MidCap S&P 400 Index Fund 516,552 (44,012) 472,540 946,331
MidCap Value Fund I 664,031 (87,899) 576,132 2,380,225
Money Market Fund — — — 712,303
Overseas Fund 432,919 (169,904) 263,015 2,676,904
Principal Capital Appreciation Fund 1,365,701 (14,912) 1,350,789 1,020,113
Principal LifeTime 2010 Fund 98,628 (6,182) 92,446 624,910
Principal LifeTime 2015 Fund 85,648 (2,505) 83,143 291,713
Principal LifeTime 2020 Fund 887,821 (31,497) 856,324 2,921,887
Principal LifeTime 2025 Fund 481,645 (13,926) 467,719 1,382,321
Principal LifeTime 2030 Fund 1,789,343 (51,868) 1,737,475 4,863,909
Principal LifeTime 2035 Fund 515,775 (14,695) 501,080 1,244,143
Principal LifeTime 2040 Fund 1,597,584 (34,482) 1,563,102 3,328,365
Principal LifeTime 2045 Fund 430,847 (9,590) 421,257 933,492
Principal LifeTime 2050 Fund 1,077,881 (24,335) 1,053,546 2,068,935
Principal LifeTime 2055 Fund 229,902 (7,149) 222,753 554,307
Principal LifeTime 2060 Fund 186,256 (6,853) 179,403 531,579
Principal LifeTime 2065 Fund 16,503 (1,399) 15,104 67,929
Principal LifeTime Hybrid 2015 Fund 21,561 (3,704) 17,857 119,378
Principal LifeTime Hybrid 2020 Fund 84,413 (11,300) 73,113 404,435
Principal LifeTime Hybrid 2025 Fund 85,101 (12,170) 72,931 416,143
Principal LifeTime Hybrid 2030 Fund 105,964 (11,464) 94,500 438,288
Principal LifeTime Hybrid 2035 Fund 82,671 (7,666) 75,005 327,822
Principal LifeTime Hybrid 2040 Fund 87,602 (5,470) 82,132 296,362
Principal LifeTime Hybrid 2045 Fund 58,144 (2,980) 55,164 193,155
Principal LifeTime Hybrid 2050 Fund 49,481 (1,938) 47,543 158,173
Principal LifeTime Hybrid 2055 Fund 22,060 (932) 21,128 78,826
Principal LifeTime Hybrid 2060 Fund 8,010 (394) 7,616 31,193
Principal LifeTime Hybrid 2065 Fund 1,594 (60) 1,534 8,515
Principal LifeTime Hybrid Income Fund 8,743 (2,790) 5,953 79,543
Principal LifeTime Strategic Income Fund 50,535 (3,818) 46,717 413,923
Real Estate Securities Fund 2,234,332 (108,236) 2,126,096 4,702,552
SAM Balanced Portfolio 1,402,679 (62,363) 1,340,316 3,779,828
SAM Conservative Balanced Portfolio 375,695 (22,358) 353,337 1,595,908
SAM Conservative Growth Portfolio 1,206,252 (35,952) 1,170,300 2,376,083
SAM Flexible Income Portfolio 340,440 (38,568) 301,872 2,775,334
SAM Strategic Growth Portfolio 788,558 (28,337) 760,221 1,569,307
Short-Term Income Fund 45,600 (23,562) 22,038 4,307,293
SmallCap Fund 455,021 (82,217) 372,804 1,163,856
SmallCap Growth Fund I 1,091,703 (133,232) 958,471 2,365,188
SmallCap S&P 600 Index Fund 599,938 (91,068) 508,870 927,382
SmallCap Value Fund II 271,288 (66,441) 204,847 1,193,727
Tax-Exempt Bond Fund
*
46,029 (4,945) 41,084 736,901
* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This may cause a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.
8. Federal Tax Information (continued)

Notes to Financial Statements
Principal Funds, Inc.
October 31, 2021

9. Subsequent Events
Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements.  On September 14, 2021, the Fund’s Board of Directors approved a change to the name of International Emerging Markets Fund. On or about January 2, 2022, International Emerging Markets Fund will change its name to Global
Emerging Markets Fund. On December 14, 2021, the Fund’s Board of Directors approved the liquidation of Class A shares of Finisterre
Emerging Markets Total Return Bond Fund. Following the close of business on February 25, 2022, outstanding Class A shares of the fund will be redeemed at net asset value on such date and proceeds will be sent to shareholders of record. The Fund expects that the liquidation and redemption of Class A shares will result in capital gain or loss to the taxable shareholders in the same manner as a voluntary redemption.
Taxable shareholders should consult their tax advisers regarding the tax treatment of the liquidation and redemption, as well as any voluntary redemption or exchange prior to the liquidation date. On December 14, 2021, The Fund’s Board of Directors approved a change to the name of Global Diversified Income Fund. On or about March 1, 2022, Global Diversified Income Fund will change its name to Diversified Income
Fund. On December 14, 2021, the Fund’s Board of Directors approved the conversion of Class C shares into Class A shares for Diversified
International Fund, International Emerging Markets Fund, Global Real Estate Securities Fund, and Government & High Quality Bond Fund.
Following the close of business on May 6, 2022, Class C shares will automatically convert into Class A shares of the same fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. The Fund expects these share class conversions will not constitute taxable sales or exchanges to shareholders. There were no additional items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
California Municipal Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 0 .46 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .46%
iShares California Muni Bond ETF 54,424 $ 3,374
TOTAL INVESTMENT COMPANIES $ 3,374
MUNICIPAL BONDS - 99 .78%
Principal
Amount (000's) Value (000's)
California - 97 .08%
Abag Finance Authority for Nonprofit Corps
5.00%, 08/01/2043 $ 1,500 $ 1,616
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
1,000 1,115
Alameda Corridor Transportation Authority
5.00%, 10/01/2034 6,805 7,961
5.00%, 10/01/2036 6,250 7,297
Alameda Unified School District-Alameda
County/CA
5.00%, 08/01/2032 1,795 2,081
Anaheim Housing & Public Improvements
Authority
5.00%, 10/01/2050 1,000 1,153
California Community Choice Financing
Authority
4.00%, 02/01/2030 1,400 1,670
4.00%, 02/01/2031 1,000 1,202
4.00%, 02/01/2052
(b)
3,000 3,603
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,500 1,714
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,157
5.00%, 10/01/2045 1,000 1,153
California Health Facilities Financing Authority
4.00%, 06/01/2050 5,000 5,733
5.00%, 08/15/2031 2,700 3,234
5.00%, 08/15/2033 1,750 2,072
5.00%, 08/15/2034 2,000 2,390
5.00%, 02/01/2035 2,000 2,274
5.00%, 11/15/2046
(c)
4,504 5,326
5.00%, 11/15/2048 2,785 3,375
California Health Facilities Financing
Authority (credit support from California
Mortgage Insurance )
5.00%, 07/01/2035
(a)
1,000 1,128
California Housing Finance
3.50%, 11/20/2035 9,421 10,857
4.25%, 01/15/2035 8,702 10,500
California Housing Finance (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(a)
2,498 2,955
California Infrastructure & Economic
Development Bank
5.00%, 11/01/2029 5,000 6,448
5.00%, 08/01/2036 2,250 2,827
5.00%, 08/01/2037 1,000 1,253
5.00%, 08/01/2038 1,175 1,470
5.00%, 08/01/2039 1,130 1,411
California Municipal Finance Authority
2.40%, 10/01/2044
(b)
6,500 6,864
4.00%, 07/15/2029 11,700 13,163
4.00%, 10/01/2039 2,150 2,406
4.00%, 10/01/2046 965 1,111
4.00%, 10/01/2046 1,000 1,151
4.00%, 10/01/2051 1,150 1,319
5.00%, 05/15/2033 1,000 1,226
5.00%, 05/15/2034 1,000 1,223
5.00%, 12/31/2034 7,550 9,031
5.00%, 12/31/2036 3,000 3,580
5.00%, 05/15/2038 2,000 2,424
5.00%, 12/31/2038 5,500 6,562
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority
(continued)
5.00%, 10/01/2044 $ 1,000 $ 1,174
5.25%, 11/01/2036 4,000 4,654
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
4.00%, 05/15/2040
(a)
1,050 1,219
4.00%, 05/15/2046
(a)
1,000 1,144
5.00%, 05/15/2031
(a)
400 520
5.00%, 05/15/2043
(a)
600 731
5.00%, 05/15/2044
(a)
5,000 6,078
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 12,392
California Pollution Control Financing Authority
0.18%, 08/01/2023
(b),(d)
4,705 4,705
3.00%, 11/01/2025 10,500 11,377
3.25%, 12/01/2027
(b)
2,000 2,130
4.30%, 07/01/2040 3,600 4,030
5.00%, 07/01/2029
(d)
1,000 1,202
5.00%, 07/01/2030
(d)
2,000 2,142
5.00%, 07/01/2037
(d)
10,000 10,415
5.00%, 07/01/2039
(d)
4,250 5,075
5.00%, 11/21/2045
(d)
4,500 5,308
California Public Finance Authority
5.00%, 11/15/2036
(d)
275 319
5.00%, 11/15/2046
(d)
500 567
5.00%, 11/15/2051
(d)
250 283
5.00%, 11/15/2056
(d)
750 846
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 2,160
5.00%, 08/01/2038
(d)
1,000 1,177
California State Public Works Board
5.00%, 11/01/2037 1,375 1,441
5.00%, 10/01/2039 4,500 5,044
California State University
5.00%, 11/01/2037 2,000 2,430
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(d)
750 789
4.00%, 02/01/2022 830 834
4.00%, 09/02/2029 1,000 1,122
4.00%, 07/01/2048 1,800 2,008
5.00%, 10/01/2028 1,875 2,138
5.00%, 11/01/2032
(d)
1,135 1,344
5.00%, 05/15/2034 5,210 6,061
5.00%, 06/01/2034
(d)
375 451
5.00%, 09/02/2034 1,000 1,216
5.00%, 12/01/2036
(d)
5,000 5,737
5.00%, 04/01/2038
(b)
10,000 12,915
5.00%, 09/02/2038 3,000 3,566
5.00%, 06/01/2039
(d)
475 564
5.00%, 09/02/2039 745 896
5.00%, 09/02/2039 900 1,068
5.00%, 09/02/2039 945 1,128
5.00%, 05/15/2040 3,840 4,427
5.00%, 09/02/2040 1,000 1,212
5.00%, 12/01/2041
(d)
1,100 1,255
5.00%, 09/02/2044 1,425 1,698
5.00%, 12/01/2046
(d)
1,620 1,844
5.00%, 09/02/2048 940 1,105
5.00%, 09/02/2049 600 721
5.00%, 06/01/2051
(d)
1,950 2,276
5.25%, 12/01/2034 3,500 3,947
5.25%, 12/01/2038
(d)
1,000 1,213

Schedule of Investments
California Municipal Fund
October 31, 2021
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority   (continued)
5.25%, 12/01/2043
(d)
$ 3,825 $ 4,611
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2035
(a)
3,000 3,553
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,069
6.00%, 05/01/2043 1,550 1,564
Chino Valley Unified School District
5.25%, 08/01/2047 2,000 2,465
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,254
City of Irvine CA
4.00%, 09/02/2038 1,000 1,168
5.00%, 09/01/2049 2,000 2,194
City of Los Angeles CA Wastewater System
Revenue
5.00%, 06/01/2034 2,000 2,309
City of Los Angeles Department of Airports
5.00%, 05/15/2026 1,000 1,148
5.00%, 05/15/2026 3,500 4,146
5.00%, 05/15/2028 3,175 3,927
5.00%, 05/15/2031 295 314
5.00%, 05/15/2035 5,425 6,707
5.00%, 05/15/2035
(c)
2,357 3,044
5.00%, 05/15/2036 1,500 1,705
5.00%, 05/15/2036
(c)
2,103 2,706
5.00%, 05/15/2037
(c)
3,423 4,211
5.00%, 05/15/2038 1,155 1,418
5.00%, 05/15/2039
(c)
2,388 2,926
5.00%, 05/15/2044
(c)
6,568 7,935
5.00%, 05/15/2044
(c)
2,946 3,575
5.00%, 05/15/2044
(c)
438 529
5.00%, 05/15/2047
(c)
2,786 3,322
5.25%, 05/15/2048
(c)
1,592 1,939
City of Oroville CA
5.25%, 04/01/2049 2,500 2,746
City of Riverside CA Sewer Revenue
5.00%, 08/01/2040 4,000 4,591
City of San Francisco CA Public Utilities
Commission Water Revenue
5.00%, 11/01/2034 1,800 2,167
5.00%, 11/01/2036 2,010 2,010
CMFA Special Finance Agency VII
3.00%, 08/01/2056
(d)
1,000 919
4.00%, 08/01/2047
(d)
1,000 1,034
Coachella Valley Unified School District/
CA (credit support from Assured Guaranty
Municipal Corp )
0.00%, 08/01/2039
(a),(e)
4,000 2,619
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 8,495
Contra Costa County Schools Pooled Notes
2.00%, 12/01/2021 4,500 4,506
County of Sacramento CA Airport System
Revenue
5.00%, 07/01/2036 1,350 1,589
5.00%, 07/01/2037 2,000 2,427
CSCDA Community Improvement Authority
3.13%, 08/01/2056
(d)
3,000 2,751
4.00%, 08/01/2056
(d)
5,450 5,670
5.00%, 01/01/2054
(d)
5,000 5,617
Dinuba Redevelopment Agency (credit support
from Build America Mutual Assurance Corp )
5.00%, 09/01/2033
(a)
2,000 2,229
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 $ 10 $ 11
Escondido Union High School District
0.00%, 08/01/2041
(e)
1,000 591
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,181
5.00%, 06/01/2028 7,035 8,444
5.25%, 06/01/2047 7,500 7,693
5.30%, 06/01/2037 9,100 9,323
Golden State Tobacco Securitization Corp (credit
support from State of California Appropriations )
5.00%, 06/01/2033
(a)
2,000 2,326
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 330 331
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,091
La Verne Public Financing Authority
7.25%, 09/01/2026 450 452
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,385 4,592
5.50%, 11/15/2030 1,010 1,327
Los Angeles County Metropolitan Transportation
Authority
4.00%, 06/01/2036
(c)
9,000 10,818
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,337
5.00%, 08/01/2042 1,400 1,451
5.00%, 12/01/2045
(c)
5,500 6,341
Los Angeles County Sanitation Districts
Financing Authority
5.00%, 10/01/2035 4,500 5,216
Los Angeles Unified School District/CA
5.00%, 07/01/2035 2,700 3,305
5.25%, 07/01/2042 8,125 9,957
Merced Union High School District
0.00%, 08/01/2032
(e)
3,380 2,741
Metropolitan Water District of Southern
California
5.00%, 10/01/2045 1,410 1,781
Middle Fork Project Finance Authority
5.00%, 04/01/2036 3,550 4,339
Montclair Financing Authority (credit support
from Build America Mutual Assurance Corp )
4.00%, 04/01/2041
(a)
1,675 1,929
Mountain View Shoreline Regional Park
Community (credit support from Assured
Guaranty Municipal Corp )
5.00%, 08/01/2048
(a)
3,000 3,638
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,095
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2041 6,000 7,045
5.00%, 03/01/2047 1,500 1,782
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,963
Oakland Unified School District/Alameda
County (credit support from Assured Guaranty
Municipal Corp )
3.00%, 08/01/2040
(a)
2,250 2,373
4.00%, 08/01/2037
(a)
1,505 1,734

Schedule of Investments
California Municipal Fund
October 31, 2021
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Pittsburg Successor Agency Redevelopment
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 09/01/2028
(a)
$ 1,000 $ 1,190
5.00%, 09/01/2029
(a)
1,000 1,188
Pittsburg Unified School District
5.00%, 08/01/2043 2,900 3,269
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 1,050
Port of Los Angeles
5.00%, 08/01/2032 1,740 1,927
Poway Unified School District
0.00%, 08/01/2036
(e)
4,000 2,933
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 5,343
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,218
Richmond Joint Powers Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,450
5.00%, 11/01/2036
(a)
3,330 4,083
Ripon Unified School District (credit support
from Build America Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
855 497
Ripon Unified School District -
Unrefunded (credit support from Build America
Mutual Assurance Corp )
0.00%, 08/01/2033
(a),(e)
255 149
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,000 1,112
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
1,500 1,738
Riverside County Transportation Commission
4.00%, 06/01/2046 1,000 1,149
4.00%, 06/01/2047 1,000 1,136
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,386
Sacramento Municipal Utility District
5.00%, 08/15/2038 5,025 6,521
Salinas Valley Solid Waste Authority (credit
support from Assured Guaranty Municipal Corp )
5.50%, 08/01/2031
(a)
3,250 3,676
San Diego Association of Governments South
Bay Expressway Revenue
5.00%, 07/01/2036 1,500 1,804
5.00%, 07/01/2037 2,300 2,763
San Diego Convention Center Expansion
Financing Authority
5.00%, 04/15/2025 5,000 5,109
San Diego County Regional Airport Authority
4.00%, 07/01/2037 6,500 7,514
4.00%, 07/01/2038 2,000 2,308
4.00%, 07/01/2044 1,000 1,125
5.00%, 07/01/2042 5,000 5,918
5.00%, 07/01/2044 2,000 2,454
5.00%, 07/01/2049 1,500 1,811
San Diego County Water Authority
5.00%, 05/01/2031 1,000 1,348
San Diego Public Facilities Financing Authority
4.00%, 08/01/2045 1,000 1,172
5.00%, 08/01/2030 1,000 1,319
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
San Diego Unified School District/CA
4.00%, 07/01/2038 $ 2,120 $ 2,506
San Francisco Bay Area Rapid Transit District
4.00%, 08/01/2033 1,500 1,825
4.00%, 08/01/2045 3,000 3,557
San Francisco Bay Area Rapid Transit District
Sales Tax Revenue
4.00%, 07/01/2036 3,035 3,489
4.00%, 07/01/2037 2,500 2,869
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,179
5.00%, 05/01/2034 1,000 1,238
5.00%, 05/01/2038 2,500 3,103
5.00%, 05/01/2042 1,500 1,785
San Joaquin Hills Transportation Corridor Agency
5.00%, 01/15/2034 7,800 8,744
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,004
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,151
San Mateo Foster City Public Financing Authority
4.00%, 08/01/2037 2,070 2,467
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 786
Santa Margarita-Dana Point Authority
4.00%, 06/01/2045 1,490 1,744
Santa Monica-Malibu Unified School District
3.00%, 08/01/2049 4,650 4,857
4.00%, 08/01/2038 2,975 3,444
4.00%, 08/01/2039 1,510 1,745
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,666
5.00%, 11/01/2029 2,725 3,418
State of California
2.45%, 12/01/2031 235 238
4.00%, 09/01/2033 1,580 1,809
4.00%, 10/01/2034 5,000 6,074
5.00%, 09/01/2034 5,000 6,018
5.00%, 02/01/2038 1,450 1,531
5.00%, 04/01/2043 3,380 3,593
Stockton Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 08/01/2038
(a)
1,500 1,678
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2034 1,000 1,255
5.00%, 06/01/2035 500 626
5.00%, 06/01/2036 2,645 3,303
5.00%, 06/01/2048 5,000 6,089
Transbay Joint Powers Authority
5.00%, 10/01/2030 400 514
5.00%, 10/01/2035 500 634
5.00%, 10/01/2037 700 882
5.00%, 10/01/2038 1,000 1,257
5.00%, 10/01/2045 1,500 1,857
Travis Unified School District (credit support
from Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,147
Tulare County Transportation Authority
5.00%, 02/01/2029 1,000 1,100

Schedule of Investments
California Municipal Fund
October 31, 2021
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
University of California
4.00%, 05/15/2037 $ 3,365 $ 4,050
5.00%, 05/15/2044 295 330
5.00%, 05/15/2044 705 780
West Valley-Mission Community College District
4.00%, 08/01/2044 5,000 5,830
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
1,500 1,736
$ 707,017
Guam - 1 .71%
Guam Government Waterworks Authority
5.00%, 01/01/2046 2,525 2,817
5.00%, 01/01/2050 5,390 6,484
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,157
Territory of Guam
4.00%, 01/01/2036 1,750 1,996
$ 12,454
Puerto Rico - 0 .99%
Commonwealth of Puerto Rico
0.00%, 07/01/2026
(e)
3,000 2,794
0.00%, 07/01/2038
(e)
3,000 2,906
0.00%, 07/01/2039
(e)
1,590 1,483
$ 7,183
TOTAL MUNICIPAL BONDS $ 726,654
Total Investments $ 730,028
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.04)%
Notes with interest rates of 0.07% - 0.11% at
October 31, 2021 and contractual maturities of
collateral of 2023-2029.
(f)
$ (29,440) (29,440)
Total Net Investments $ 700,588
Other Assets and Liabilities -  3.80% 27,711
TOTAL NET ASSETS - 100.00% $ 728,299
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $78,769 or 10.82% of net assets.
(e) Non-income producing security
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2021.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 72 .88%
General Obligation Unlimited 10 .20%
Insured 9 .54%
Prerefunded 2 .73%
Special Assessment 2 .37%
Tax Allocation 1 .03%
Revenue Notes 0 .62%
Investment Companies 0 .46%
Special Tax 0 .30%
Certificate Participation 0 .11%
Liability For Floating Rate Notes Issued ( 4 .04 ) %
Other Assets and Liabilities
3 .80%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Fixed Income Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 3 .42 % Shares Held Value (000's)
Money Market Funds - 3 .42%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
2,885,445 $ 2,885
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
353,867,131 353,867
$ 356,752
TOTAL INVESTMENT COMPANIES $ 356,752
COMMON STOCKS - 0 .41 % Shares Held Value (000's)
Oil & Gas - 0 .18%
Whiting Petroleum Corp
(d)
294,723 $ 19,196
Transportation - 0 .23%
Trailer Bridge Inc
(d),(e),(f)
178,279 24,284
TOTAL COMMON STOCKS $ 43,480
BONDS - 62 .02%
Principal
Amount (000's) Value (000's)
Airlines - 0 .70%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(g)
$ 27,648 $ 30,685
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
24,492 27,197
United Airlines 2013-1 Class A Pass Through
Trust
4.30%, 02/15/2027 6,288 6,689
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 8,650 8,715
$ 73,286
Apparel - 0 .14%
Under Armour Inc
3.25%, 06/15/2026 14,750 15,119
Automobile Floor Plan Asset Backed Securities - 0 .83%
Ford Credit Floorplan Master Owner Trust A
0.69%, 09/15/2024 40,000 40,187
1.00 x 1 Month USD LIBOR + 0.60%
Nissan Master Owner Trust Receivables
0.52%, 11/15/2023 20,000 20,003
1.00 x 1 Month USD LIBOR + 0.43%
0.65%, 02/15/2024 26,845 26,885
1.00 x 1 Month USD LIBOR + 0.56%
$ 87,075
Automobile Manufacturers - 0 .96%
American Honda Finance Corp
0.40%, 10/21/2022 30,000 30,000
0.55%, 07/12/2024 15,000 14,834
1.95%, 05/20/2022 48,000 48,423
2.30%, 09/09/2026 7,000 7,261
$ 100,518
Banks - 11 .30%
Bank of America Corp
0.81%, 10/24/2024
(h)
20,000 19,974
Secured Overnight Financing Rate + 0.74%
2.46%, 10/22/2025
(h)
35,000 36,196
3 Month USD LIBOR + 0.87%
2.88%, 04/24/2023
(h)
15,000 15,161
3 Month USD LIBOR + 1.02%
3.19%, 07/23/2030
(h)
8,000 8,483
3 Month USD LIBOR + 1.18%
3.88%, 08/01/2025 10,000 10,907
3.97%, 02/07/2030
(h)
8,000 8,890
3 Month USD LIBOR + 1.21%
6.75%, 06/01/2028 2,000 2,559
Bank of New York Mellon Corp/The
0.35%, 12/07/2023 18,000 17,901
1.65%, 01/28/2031 10,000 9,745
2.10%, 10/24/2024 50,000 51,744
2.20%, 08/16/2023 9,500 9,755
2.80%, 05/04/2026 8,000 8,462
3.00%, 10/30/2028 9,000 9,659
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citigroup Inc
0.78%, 10/30/2024
(h)
$ 9,000 $ 8,978
Secured Overnight Financing Rate + 0.69%
2.98%, 11/05/2030
(h)
51,000 53,205
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 24,706
4.45%, 09/29/2027 8,000 8,990
4.50%, 01/14/2022 4,900 4,939
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 12,266
Fifth Third Bancorp
2.38%, 01/28/2025 59,000 60,896
2.60%, 06/15/2022 10,000 10,119
3.65%, 01/25/2024 14,000 14,810
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(h)
15,000 14,983
Secured Overnight Financing Rate + 0.54%
1.99%, 01/27/2032
(h)
15,000 14,372
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 22,500
3.63%, 01/22/2023 7,000 7,256
3.81%, 04/23/2029
(h)
13,000 14,244
3 Month USD LIBOR + 1.16%
4.25%, 10/21/2025 23,500 25,763
JPMorgan Chase & Co
1.05%, 11/19/2026
(h)
9,000 8,782
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(h)
9,000 8,547
Secured Overnight Financing Rate + 1.51%
2.74%, 10/15/2030
(h)
47,000 48,169
Secured Overnight Financing Rate + 1.51%
3.25%, 09/23/2022 5,000 5,129
3.60%, 01/30/2022
(i)
3,911 3,921
3 Month USD LIBOR + 3.47%
3.63%, 05/13/2024 15,900 16,989
3.90%, 07/15/2025 8,000 8,693
KeyCorp
2.25%, 04/06/2027 30,000 30,702
2.55%, 10/01/2029 50,000 51,666
Morgan Stanley
0.86%, 10/21/2025
(h)
7,500 7,422
Secured Overnight Financing Rate + 0.75%
1.79%, 02/13/2032
(h)
10,000 9,420
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(h)
6,250 5,951
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(h)
38,000 38,841
Secured Overnight Financing Rate + 1.14%
2.72%, 07/22/2025
(h)
12,000 12,459
Secured Overnight Financing Rate + 1.15%
3.95%, 04/23/2027 10,000 10,976
4.00%, 07/23/2025 5,000 5,457
4.88%, 11/01/2022 2,000 2,085
6.25%, 08/09/2026 4,000 4,811
PNC Bank NA
2.70%, 10/22/2029 53,000 55,284
2.95%, 02/23/2025 10,000 10,561
3.10%, 10/25/2027 4,750 5,125
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(h)
15,000 15,156
Secured Overnight Financing Rate + 0.98%
3.80%, 02/01/2022
(i)
19,800 19,919
3 Month USD LIBOR + 3.68%
Truist Bank
2.64%, 09/17/2029
(h)
52,000 53,879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
2.75%, 05/01/2023 21,000 21,675

Schedule of Investments
Core Fixed Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Truist Bank   (continued)
3.30%, 05/15/2026 $ 5,000 $ 5,381
Truist Financial Corp
1.27%, 03/02/2027
(h)
5,500 5,421
Secured Overnight Financing Rate + 0.61%
2.70%, 01/27/2022 9,500 9,536
US Bancorp
2.49%, 11/03/2036
(h),(j)
29,000 28,868
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
2.95%, 07/15/2022 5,000 5,080
3.00%, 03/15/2022 2,000 2,016
3.00%, 07/30/2029 6,000 6,379
3.15%, 04/27/2027 3,800 4,083
3.60%, 09/11/2024 12,000 12,867
3.90%, 04/26/2028 5,000 5,644
US Bank NA/Cincinnati OH
1.95%, 01/09/2023 35,000 35,615
2.80%, 01/27/2025 7,000 7,376
Wells Fargo & Co
2.41%, 10/30/2025
(h)
32,000 33,047
Secured Overnight Financing Rate + 1.09%
2.88%, 10/30/2030
(h)
32,000 33,157
Secured Overnight Financing Rate + 1.43%
3.07%, 01/24/2023 16,000 16,094
$ 1,179,646
Beverages - 0 .64%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 34,000 41,134
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 25,477
$ 66,611
Biotechnology - 2 .05%
Amgen Inc
1.65%, 08/15/2028
(k)
20,000 19,431
2.20%, 02/21/2027 11,500 11,729
2.45%, 02/21/2030 40,000 40,649
3.63%, 05/15/2022 8,000 8,061
Biogen Inc
2.25%, 05/01/2030 65,000 64,138
Gilead Sciences Inc
1.20%, 10/01/2027 19,000 18,319
2.60%, 10/01/2040 19,000 18,234
3.50%, 02/01/2025 10,000 10,660
3.65%, 03/01/2026 21,000 22,770
$ 213,991
Chemicals - 0 .87%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
24,000 24,422
Westlake Chemical Corp
2.88%, 08/15/2041 15,000 14,497
3.38%, 06/15/2030 4,500 4,812
3.60%, 08/15/2026 43,000 47,003
$ 90,734
Commercial Services - 0 .25%
ERAC USA Finance LLC
3.30%, 10/15/2022
(g)
7,000 7,173
7.00%, 10/15/2037
(g)
13,000 19,368
$ 26,541
Computers - 0 .99%
Apple Inc
1.13%, 05/11/2025 10,000 9,996
2.05%, 09/11/2026 30,000 30,876
2.38%, 02/08/2041 20,000 19,458
2.40%, 05/03/2023 14,650 15,061
3.20%, 05/11/2027 13,000 14,105
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
Apple Inc   (continued)
3.25%, 02/23/2026 $ 13,000 $ 14,018
$ 103,514
Credit Card Asset Backed Securities - 0 .94%
BA Credit Card Trust
0.34%, 05/15/2026 43,000 42,650
CARDS II Trust
0.60%, 04/15/2027
(g)
55,500 55,060
$ 97,710
Diversified Financial Services - 0 .73%
Jefferies Group LLC
2.75%, 10/15/2032 8,000 7,930
5.13%, 01/20/2023 1,500 1,578
6.25%, 01/15/2036 10,325 13,738
Jefferies Group LLC / Jefferies Group Capital
Finance Inc
2.63%, 10/15/2031 30,000 29,433
4.15%, 01/23/2030 19,000 21,230
4.85%, 01/15/2027 1,750 2,002
$ 75,911
Electric - 9 .35%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 25,168
Alabama Power Co
1.45%, 09/15/2030 25,000 23,587
3.13%, 07/15/2051 19,000 20,101
3.45%, 10/01/2049 42,000 46,570
Alliant Energy Finance LLC
1.40%, 03/15/2026
(g)
4,500 4,413
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 11,246
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 22,546
4.05%, 04/15/2025 10,000 10,908
Black Hills Corp
2.50%, 06/15/2030 15,000 15,053
3.05%, 10/15/2029 39,500 41,208
3.15%, 01/15/2027 7,500 7,865
4.35%, 05/01/2033 8,000 9,154
Dayton Power & Light Co/The
3.95%, 06/15/2049 10,000 11,525
Entergy Corp
2.40%, 06/15/2031 24,000 23,628
Entergy Louisiana LLC
2.90%, 03/15/2051 18,500 18,505
3.25%, 04/01/2028 12,000 12,934
4.20%, 09/01/2048 31,000 38,200
Florida Power & Light Co
2.85%, 04/01/2025 3,000 3,157
3.15%, 10/01/2049 25,000 27,305
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 9,514
3.50%, 09/30/2049 66,000 73,735
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 3,203
Metropolitan Edison Co
3.50%, 03/15/2023
(g)
9,900 10,165
4.30%, 01/15/2029
(g)
14,000 15,652
Monongahela Power Co
3.55%, 05/15/2027
(g)
20,000 21,761
Nevada Power Co
2.40%, 05/01/2030 20,500 20,799
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 52,917
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 19,084

Schedule of Investments
Core Fixed Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 $ 13,000 $ 12,585
2.95%, 04/01/2025 7,000 7,396
3.10%, 09/15/2049 33,500 36,159
4.10%, 11/15/2048 5,000 6,203
5.75%, 03/15/2029 21,000 25,988
PacifiCorp
5.25%, 06/15/2035 5,750 7,339
6.25%, 10/15/2037 2,500 3,527
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 17,966
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 11,242
3.20%, 03/01/2050 15,000 16,118
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
5,768 6,072
5.38%, 06/30/2035
(g)
20,425 23,540
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 23,999
2.75%, 10/01/2026 10,000 10,455
3.55%, 02/15/2022 12,900 12,930
3.85%, 02/01/2048 12,500 13,965
Talen Energy Supply LLC
4.60%, 12/15/2021 11,750 10,928
TransAlta Corp
4.50%, 11/15/2022
(k)
19,650 20,043
Tucson Electric Power Co
3.05%, 03/15/2025 2,000 2,105
3.25%, 05/01/2051 18,000 18,819
3.85%, 03/15/2023 19,900 20,550
4.85%, 12/01/2048 7,000 9,168
Xcel Energy Inc
2.60%, 12/01/2029 32,000 32,882
3.50%, 12/01/2049 24,000 26,098
$ 975,980
Electronics - 0 .48%
Keysight Technologies Inc
3.00%, 10/30/2029 48,000 50,468
Environmental Control - 0 .56%
Republic Services Inc
1.75%, 02/15/2032 29,500 27,943
2.30%, 03/01/2030 16,500 16,664
3.20%, 03/15/2025 13,000 13,761
$ 58,368
Food - 0 .22%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 22,826
Gas - 0 .44%
NiSource Inc
2.95%, 09/01/2029 29,000 30,192
3.60%, 05/01/2030 14,000 15,247
$ 45,439
Healthcare - Services - 0 .63%
HCA Inc
4.13%, 06/15/2029 14,000 15,506
5.63%, 09/01/2028 2,000 2,344
5.88%, 05/01/2023 4,500 4,809
7.50%, 11/06/2033 1,950 2,779
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 8,957
2.88%, 08/15/2029 15,000 15,943
3.50%, 08/15/2039 14,000 15,562
$ 65,900
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance - 3 .31%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 $ 36,500 $ 34,935
1.85%, 03/12/2030 8,000 7,913
2.50%, 01/15/2051 12,500 11,682
2.85%, 10/15/2050 30,500 30,595
Berkshire Hathaway Inc
3.00%, 02/11/2023 8,000 8,247
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 34,079
4.50%, 08/15/2028 39,500 44,725
5.50%, 09/01/2022 5,000 5,203
First American Financial Corp
2.40%, 08/15/2031 22,000 21,355
4.00%, 05/15/2030 28,000 30,791
4.30%, 02/01/2023 21,800 22,652
4.60%, 11/15/2024 5,000 5,474
Five Corners Funding Trust
4.42%, 11/15/2023
(g)
49,500 53,113
Prudential Financial Inc
2.10%, 03/10/2030
(k)
23,000 23,096
3.88%, 03/27/2028 4,550 5,105
4.50%, 11/16/2021 7,000 7,011
$ 345,976
Internet - 1 .03%
Amazon.com Inc
2.80%, 08/22/2024 44,000 46,217
2.88%, 05/12/2041 20,000 20,708
4.05%, 08/22/2047 32,650 40,097
$ 107,022
Lodging - 0 .88%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 44,747
3.70%, 01/15/2031 11,000 11,733
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 35,133
$ 91,613
Media - 1 .82%
Comcast Corp
2.65%, 02/01/2030 33,000 34,176
3.30%, 02/01/2027 10,000 10,778
3.95%, 10/15/2025 15,000 16,482
4.25%, 10/15/2030 4,500 5,191
6.45%, 03/15/2037 1,800 2,616
Discovery Communications LLC
3.63%, 05/15/2030 9,000 9,683
4.13%, 05/15/2029 22,000 24,430
5.30%, 05/15/2049 13,000 16,575
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 9,945
6.75%, 06/15/2039 6,000 8,216
7.30%, 07/01/2038 7,750 11,154
Walt Disney Co/The
2.00%, 09/01/2029 28,000 28,023
6.40%, 12/15/2035 8,900 12,844
$ 190,113
Oil & Gas - 1 .75%
BP Capital Markets America Inc
2.94%, 04/06/2023 7,000 7,225
3.12%, 05/04/2026 10,000 10,696
3.41%, 02/11/2026 13,000 14,013
3.94%, 09/21/2028 13,000 14,558
BP Capital Markets PLC
2.50%, 11/06/2022 7,000 7,132
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 9,137
3.80%, 04/15/2024 35,000 36,908
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 9,779

Schedule of Investments
Core Fixed Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Nabors Industries Inc
5.10%, 09/15/2023 $ 5,000 $ 4,900
Phillips 66
1.30%, 02/15/2026 11,500 11,312
4.30%, 04/01/2022 28,000 28,453
Suncor Energy Inc
2.80%, 05/15/2023 16,500 16,994
4.00%, 11/15/2047 4,500 5,080
W&T Offshore Inc
9.75%, 11/01/2023
(g)
6,750 6,556
$ 182,743
Oil & Gas Services - 0 .44%
Schlumberger Holdings Corp
3.63%, 12/21/2022
(g)
10,000 10,256
4.00%, 12/21/2025
(g)
33,000 35,935
$ 46,191
Other Asset Backed Securities - 1 .48%
PFS Financing Corp
0.64%, 04/15/2024
(g)
13,000 13,024
1.00 x 1 Month USD LIBOR + 0.55%
0.71%, 04/15/2026
(g)
14,000 13,877
0.77%, 08/15/2026
(g)
39,000 38,538
Trafigura Securitisation Finance PLC 2021-1
0.62%, 01/15/2025
(g)
37,500 37,611
1.00 x 1 Month USD LIBOR + 0.53%
Verizon Owner Trust 2019-C
0.51%, 04/22/2024 42,500 42,570
1.00 x 1 Month USD LIBOR + 0.42%
Verizon Owner Trust 2020-C
0.41%, 04/21/2025 8,500 8,483
$ 154,103
Packaging & Containers - 0 .11%
Sealed Air Corp
5.50%, 09/15/2025
(g)
2,000 2,210
6.88%, 07/15/2033
(g)
6,900 8,849
$ 11,059
Pharmaceuticals - 2 .19%
AbbVie Inc
2.15%, 11/19/2021 33,000 33,028
2.30%, 11/21/2022 18,000 18,312
2.90%, 11/06/2022 15,000 15,341
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 12,166
1.45%, 11/13/2030 10,000 9,555
3.20%, 06/15/2026 20,000 21,621
3.40%, 07/26/2029 27,000 29,686
3.45%, 11/15/2027 9,000 9,875
3.90%, 02/20/2028 10,500 11,803
CVS Health Corp
1.30%, 08/21/2027 14,000 13,571
3.00%, 08/15/2026 17,000 18,091
4.30%, 03/25/2028 5,046 5,713
5.05%, 03/25/2048 23,000 30,239
$ 229,001
Pipelines - 1 .77%
ANR Pipeline Co
9.63%, 11/01/2021 900 900
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,764
4.15%, 07/01/2023 10,000 10,347
4.35%, 10/15/2024 8,000 8,368
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 13,100
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 14,143
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
$ 15,000 $ 15,267
4.88%, 08/15/2027
(g)
43,000 48,248
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 14,883
Southeast Supply Header LLC
4.25%, 06/15/2024
(g)
14,650 15,254
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 6,636
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,873
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 9,596
7.25%, 08/15/2038 10,000 14,877
$ 185,256
REITs - 10 .18%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 12,194
2.00%, 05/18/2032 14,000 13,485
2.75%, 12/15/2029 14,500 15,015
3.38%, 08/15/2031 30,000 32,426
4.30%, 01/15/2026 9,900 10,887
4.90%, 12/15/2030 4,250 5,134
American Tower Corp
1.88%, 10/15/2030 20,000 19,030
2.10%, 06/15/2030 3,000 2,913
2.40%, 03/15/2025 7,000 7,212
2.75%, 01/15/2027 53,000 55,071
2.95%, 01/15/2051 10,000 9,683
3.38%, 10/15/2026 5,000 5,343
CBL & Associates LP
0.00%, 12/15/2026
(d),(k)
13,750 10,450
Crown Castle International Corp
2.25%, 01/15/2031 13,000 12,646
2.90%, 04/01/2041 30,000 28,971
3.10%, 11/15/2029 8,000 8,363
4.00%, 11/15/2049 17,000 19,091
4.30%, 02/15/2029 13,000 14,669
CubeSmart LP
2.00%, 02/15/2031 26,000 25,218
3.00%, 02/15/2030 18,000 18,790
4.00%, 11/15/2025 5,000 5,420
4.38%, 12/15/2023 8,000 8,520
4.38%, 02/15/2029 2,000 2,272
Duke Realty LP
2.88%, 11/15/2029 12,500 13,098
3.25%, 06/30/2026 5,000 5,356
3.38%, 12/15/2027 25,000 26,969
Healthcare Realty Trust Inc
2.40%, 03/15/2030 9,000 9,010
3.63%, 01/15/2028 3,500 3,802
3.88%, 05/01/2025 5,000 5,352
Healthpeak Properties Inc
2.88%, 01/15/2031 7,000 7,262
3.00%, 01/15/2030 50,000 52,610
Omega Healthcare Investors Inc
3.38%, 02/01/2031 46,000 46,673
3.63%, 10/01/2029 32,000 33,460
4.75%, 01/15/2028 7,000 7,803
5.25%, 01/15/2026 8,000 8,990
Physicians Realty LP
2.63%, 11/01/2031 32,000 31,951
4.30%, 03/15/2027 22,400 25,038
SBA Tower Trust
1.63%, 05/15/2051
(g)
46,000 45,366
2.33%, 07/15/2052
(g)
10,000 10,170
2.59%, 10/15/2056
(g)
20,500 20,764

Schedule of Investments
Core Fixed Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
SBA Tower Trust   (continued)
2.84%, 01/15/2050
(g)
$ 30,000 $ 31,114
Service Properties Trust
4.35%, 10/01/2024 12,000 12,093
4.50%, 06/15/2023 5,000 5,100
4.65%, 03/15/2024 5,650 5,699
4.95%, 02/15/2027 5,900 5,812
5.00%, 08/15/2022 14,650 14,723
Simon Property Group LP
2.00%, 09/13/2024 32,000 32,837
STORE Capital Corp
2.75%, 11/18/2030 18,500 18,507
4.63%, 03/15/2029 33,500 37,738
Ventas Realty LP
3.00%, 01/15/2030 8,000 8,297
3.85%, 04/01/2027
(k)
21,000 23,037
Welltower Inc
2.70%, 02/15/2027 12,000 12,517
2.75%, 01/15/2031 7,000 7,190
3.10%, 01/15/2030 23,000 24,180
4.13%, 03/15/2029 6,000 6,721
4.25%, 04/15/2028 4,000 4,521
4.50%, 01/15/2024 5,000 5,335
Weyerhaeuser Co
7.38%, 03/15/2032 40,000 56,755
WP Carey Inc
2.40%, 02/01/2031 21,000 20,719
3.85%, 07/15/2029 30,000 33,040
$ 1,062,412
Savings & Loans - 0 .06%
First Niagara Financial Group Inc
7.25%, 12/15/2021 6,500 6,554
Semiconductors - 0 .46%
NVIDIA Corp
2.00%, 06/15/2031 19,000 18,615
2.85%, 04/01/2030 14,000 14,873
3.50%, 04/01/2040 13,000 14,542
$ 48,030
Software - 0 .60%
Oracle Corp
2.50%, 05/15/2022 35,000 35,280
2.95%, 05/15/2025 25,900 27,263
$ 62,543
Telecommunications - 2 .09%
Corning Inc
4.75%, 03/15/2042 4,650 5,835
5.45%, 11/15/2079 43,500 58,427
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 17,748
Qwest Corp
6.75%, 12/01/2021 20,800 20,873
Sprint Corp
7.88%, 09/15/2023 7,750 8,593
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 03/20/2028
(g)
34,500 38,942
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 9,917
2.55%, 02/15/2031 20,000 19,847
3.00%, 02/15/2041 39,000 37,527
$ 217,709
Transportation - 0 .77%
Ryder System Inc
2.90%, 12/01/2026 51,000 53,757
3.35%, 09/01/2025 25,000 26,661
$ 80,418
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 1 .00%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(g)
$ 22,000 $ 21,595
1.70%, 06/15/2026
(g)
39,000 38,830
2.70%, 11/01/2024
(g)
28,000 29,105
3.45%, 07/01/2024
(g)
9,000 9,516
4.88%, 07/11/2022
(g)
5,500 5,662
$ 104,708
TOTAL BONDS $ 6,475,088
SENIOR FLOATING RATE INTERESTS
- 0 .54%
Principal
Amount (000's) Value (000's)
Pipelines - 0 .08%
BCP Renaissance Parent LLC
4.50%, 10/31/2024
(l)
$ 8,894 $ 8,860
3 Month USD LIBOR + 2.00%
Software - 0 .46%
Ivanti Software Inc
5.75%, 11/22/2027
(l)
47,760 47,693
1 Month USD LIBOR + 4.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 56,553
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 33 .55%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .68%
3.00%, 10/01/2042 $ 5,526 $ 5,884
3.00%, 10/01/2042 5,460 5,814
3.00%, 11/01/2042 5,751 6,124
3.00%, 06/01/2043 5,509 5,863
3.00%, 12/01/2046 9,509 10,056
3.00%, 07/01/2047 7,207 7,580
3.50%, 04/01/2042 3,510 3,811
3.50%, 04/01/2045 4,802 5,201
3.50%, 03/01/2048 10,912 11,818
4.00%, 02/01/2046 7,895 8,721
9.00%, 01/01/2025 1 1
$ 70,873
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 18 .27%
2.00%, 10/01/2050 46,885 47,068
2.00%, 11/01/2050 46,807 47,017
2.00%, 12/01/2050 49,368 49,656
2.00%, 12/01/2050 49,286 49,573
2.50%, 09/01/2050 44,309 45,746
2.50%, 10/01/2050 45,486 46,879
2.50%, 10/01/2050 44,136 45,441
2.50%, 10/01/2050 45,569 46,965
2.50%, 11/01/2050 47,284 48,817
2.50%, 11/01/2050 46,781 48,168
2.50%, 11/01/2050 45,509 46,952
2.50%, 11/01/2050 43,931 45,355
2.50%, 11/01/2050 43,563 44,938
3.00%, 06/01/2042 18,633 19,827
3.00%, 08/01/2049 24,050 25,316
3.00%, 09/01/2049 18,411 19,207
3.00%, 10/01/2049 23,679 24,855
3.00%, 10/01/2049 20,067 21,020
3.00%, 10/01/2049 26,949 28,332
3.00%, 11/01/2049 25,099 26,248
3.00%, 11/01/2049 20,463 21,531
3.00%, 11/01/2049 27,044 28,541
3.00%, 03/01/2050 27,091 28,548
3.00%, 04/01/2050 30,068 31,740
3.00%, 09/01/2050 34,133 35,696
3.50%, 12/01/2040 2,819 3,059
3.50%, 01/01/2042 2,814 3,053
3.50%, 02/01/2043 5,724 6,212
3.50%, 03/01/2045 5,066 5,487
3.50%, 06/01/2045 7,326 7,899
3.50%, 07/01/2045 5,489 5,919
3.50%, 11/01/2045 5,887 6,315

Schedule of Investments
Core Fixed Income Fund
October 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.50%, 06/01/2046 $ 21,423 $ 23,080
3.50%, 08/01/2047 12,387 13,157
3.50%, 11/01/2047 7,017 7,457
3.50%, 12/01/2047 13,689 14,523
3.50%, 09/01/2048 4,260 4,508
3.50%, 06/01/2049 9,126 9,629
3.50%, 06/01/2049 44,947 47,754
3.50%, 07/01/2049 15,532 16,401
3.50%, 09/01/2049 14,109 14,901
3.50%, 09/01/2049 16,427 17,338
3.50%, 09/01/2049 43,768 46,185
3.50%, 11/01/2049 17,547 18,537
3.50%, 11/01/2049 21,399 22,787
3.50%, 12/01/2049 21,335 22,525
3.50%, 06/01/2050 37,614 39,682
3.50%, 08/01/2050 48,358 51,581
3.50%, 10/01/2050 48,693 51,413
3.50%, 01/01/2051 34,482 36,379
4.00%, 08/01/2043 3,906 4,312
4.00%, 11/01/2043 5,434 6,014
4.00%, 11/01/2043 3,355 3,696
4.00%, 02/01/2044 12,137 13,394
4.00%, 11/01/2044 3,483 3,829
4.00%, 09/01/2045 8,753 9,549
4.00%, 06/01/2046 17,521 19,276
4.00%, 08/01/2046 5,725 6,243
4.00%, 09/01/2048 8,634 9,246
4.00%, 10/01/2048 14,663 15,829
4.00%, 03/01/2049 42,226 45,174
4.00%, 04/01/2049 45,608 48,836
4.00%, 06/01/2049 70,020 75,382
4.00%, 07/01/2049 11,466 12,260
4.00%, 08/01/2049 51,893 55,602
4.00%, 09/01/2049 11,573 12,466
4.00%, 10/01/2049 22,464 24,286
4.00%, 12/01/2049 44,139 47,482
4.00%, 01/01/2050 33,143 35,587
4.50%, 12/01/2040 3,013 3,363
4.50%, 06/01/2046 20,470 22,812
4.50%, 02/01/2049 12,050 13,075
6.50%, 04/01/2032 2 2
$ 1,906,932
Government National Mortgage Association (GNMA) - 0 .19%
3.00%, 02/20/2046 19,319 20,289
U.S. Treasury - 14 .41%
0.63%, 08/15/2030 40,000 37,067
0.88%, 11/15/2030 40,000 37,792
1.13%, 02/28/2025 40,000 40,336
1.13%, 02/28/2027 40,000 39,756
1.13%, 08/15/2040 40,000 34,556
1.25%, 08/31/2024 40,000 40,581
1.38%, 08/31/2023 40,000 40,667
1.38%, 08/15/2050 40,000 34,880
1.50%, 11/30/2021 40,000 40,045
1.50%, 08/15/2026 40,000 40,606
1.50%, 02/15/2030 40,000 40,041
1.63%, 11/15/2022 40,000 40,606
1.63%, 02/15/2026 40,000 40,889
1.63%, 08/15/2029 40,000 40,459
1.75%, 05/15/2022 40,000 40,356
1.75%, 11/15/2029 40,000 40,866
1.88%, 08/31/2022 40,000 40,581
2.00%, 11/15/2026 40,000 41,560
2.13%, 05/15/2025 40,000 41,658
2.25%, 11/15/2024 40,000 41,769
2.25%, 08/15/2027 40,000 42,072
2.25%, 11/15/2027 40,000 42,089
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.25%, 08/15/2046 $ 40,000 $ 42,166
2.25%, 08/15/2049 40,000 42,633
2.38%, 02/29/2024 40,000 41,633
2.63%, 02/28/2023 40,000 41,231
2.63%, 02/15/2029 40,000 43,205
2.75%, 11/15/2023 40,000 41,808
2.75%, 02/15/2028 40,000 43,297
2.75%, 08/15/2047 35,000 40,667
2.88%, 08/15/2028 40,000 43,745
2.88%, 05/15/2049 20,000 24,002
3.00%, 09/30/2025 40,000 43,072
3.00%, 11/15/2045 35,000 41,926
3.13%, 11/15/2028 40,000 44,483
3.63%, 02/15/2044 35,000 45,373
3.75%, 11/15/2043 35,000 46,063
$ 1,504,536
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 3,502,630
Total Investments $ 10,434,503
Other Assets and Liabilities -  0.06% 5,881
TOTAL NET ASSETS - 100.00% $ 10,440,384
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23,275 or 0.22% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $813,058 or 7.79% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security purchased on a when-issued basis.
(k) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $22,567 or 0.22% of net assets.
(l) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.

Schedule of Investments
Core Fixed Income Fund
October 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 25 .58%
Mortgage Securities 19 .14%
Government 14 .41%
Utilities 9 .79%
Consumer, Non-cyclical 5 .98%
Communications 4 .94%
Energy 4 .22%
Money Market Funds 3 .42%
Asset Backed Securities 3 .25%
Industrial 3 .15%
Consumer, Cyclical 2 .68%
Technology 2 .51%
Basic Materials 0 .87%
Other Assets and Liabilities
0 .06%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 646,517 $ 3,410,714 $ 3,703,364 $ 353,867
$ 646,517 $ 3,410,714 $ 3,703,364 $ 353,867
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 24,284 0.23%
Total $ 24,284 0.23%
Amounts in thousands.

Schedule of Investments
Core Plus Bond Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 6.92% Shares Held Value (000's)
Exchange-Traded Funds - 1.08%
SPDR Bloomberg High Yield Bond ETF
(a)
70,800 $ 7,690
Money Market Funds - 5.84%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
1,614,177 1,614
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
39,927,546 39,928
$ 41,542
TOTAL INVESTMENT COMPANIES $ 49,232
COMMON STOCKS - 0.12% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Avation PLC - Warrants
(e)
3,500 $ —
Oil & Gas - 0.11%
EP Energy Corp
(e)
8,800 774
Mesquite Energy Inc
(e),(f)
407 2
$ 776
Retail - 0.01%
Claire's Holdings LLC
(e)
232 58
TOTAL COMMON STOCKS $ 834
PREFERRED STOCKS - 0.54% Shares Held Value (000's)
Sovereign - 0.54%
CoBank ACB 6.20%, 01/01/2025
(g)
35,000 $ 3,850
3 Month USD LIBOR + 3.74%
TOTAL PREFERRED STOCKS $ 3,850
BONDS - 55.15%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.48%
Boeing Co/The
1.95%, 02/01/2024 $ 3,840 $ 3,910
2.20%, 02/04/2026 1,780 1,783
2.80%, 03/01/2024 845 870
3.75%, 02/01/2050 1,140 1,200
4.88%, 05/01/2025 845 934
Bombardier Inc
7.50%, 03/15/2025
(h)
120 123
TransDigm Inc
4.88%, 05/01/2029 210 211
6.25%, 03/15/2026
(h)
125 131
7.50%, 03/15/2027 530 556
8.00%, 12/15/2025
(h)
210 223
Triumph Group Inc
8.88%, 06/01/2024
(h)
516 568
$ 10,509
Agriculture - 0.11%
Reynolds American Inc
5.70%, 08/15/2035 635 753
Airlines - 0.73%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 07/11/2030
(i)
65 65
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(h)
80 86
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(h)
3,208 3,423
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(h)
700 735
Southwest Airlines Co
4.75%, 05/04/2023 200 212
5.25%, 05/04/2025 605 678
$ 5,199
Automobile Asset Backed Securities - 2.99%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 284 284
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 593 593
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Capital One Prime Auto Receivables Trust 2021-1
0.50%, 02/18/2025 $ 2,070 $ 2,068
CarMax Auto Owner Trust 2020-3
0.34%, 06/15/2023 155 155
1.00 x 1 Month USD LIBOR + 0.25%
CarMax Auto Owner Trust 2020-4
0.31%, 01/16/2024 1,274 1,275
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 825 823
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 1,095 1,094
Drive Auto Receivables Trust 2021-1
0.36%, 12/15/2023 951 951
Ford Credit Auto Lease Trust 2020-B
0.35%, 12/15/2022 184 184
1.00 x 1 Month USD LIBOR + 0.26%
0.50%, 12/15/2022 99 99
GM Financial Automobile Leasing Trust 2020-3
0.35%, 11/21/2022 361 361
GM Financial Consumer Automobile Receivables
Trust 2020-3
0.35%, 07/17/2023 401 402
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 1,635 1,633
Hyundai Auto Receivables Trust 2020-B
0.38%, 03/15/2023 301 301
Mercedes-Benz Auto Lease Trust 2020-B
0.31%, 02/15/2023 587 588
Nissan Auto Lease Trust 2020-B
0.34%, 12/15/2022 1,003 1,004
Nissan Auto Lease Trust 2021-A
0.30%, 12/15/2023 1,690 1,689
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 69 69
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 579 579
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 1,051 1,051
Santander Drive Auto Receivables Trust 2021-4
0.62%, 08/15/2024 2,960 2,959
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(h)
366 366
Tesla Auto Lease Trust 2019-A
2.13%, 04/20/2022
(h)
138 138
World Omni Auto Receivables Trust 2020-C
0.35%, 12/15/2023 820 820
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 852 853
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 955 954
$ 21,293
Automobile Manufacturers - 1.53%
BMW US Capital LLC
3.80%, 04/06/2023
(h)
695 726
3.90%, 04/09/2025
(h)
1,250 1,356
Ford Motor Co
8.50%, 04/21/2023 135 148
9.00%, 04/22/2025 570 685
9.63%, 04/22/2030 45 65
Ford Motor Credit Co LLC
3.35%, 11/01/2022 570 579
3.38%, 11/13/2025 705 724
4.25%, 09/20/2022 1,330 1,360
4.54%, 08/01/2026 375 404
General Motors Co
4.88%, 10/02/2023 1,715 1,840
6.25%, 10/02/2043 525 716

Schedule of Investments
Core Plus Bond Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
General Motors Financial Co Inc
1.20%, 10/15/2024 $ 475 $ 474
1.25%, 01/08/2026 1,100 1,079
3.45%, 01/14/2022 730 733
$ 10,889
Automobile Parts & Equipment - 0.15%
Dana Inc
5.38%, 11/15/2027 155 162
Tenneco Inc
5.00%, 07/15/2026
(a)
175 171
5.13%, 04/15/2029
(h)
25 25
7.88%, 01/15/2029
(h)
625 683
$ 1,041
Banks - 7.93%
Banco Mercantil del Norte SA/Grand Cayman
8.38%, 10/14/2030
(g),(h),(j),(k)
300 351
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 7.76%
Banco Santander SA
2.75%, 05/28/2025 1,600 1,663
Bank of America Corp
2.48%, 09/21/2036
(j)
2,600 2,528
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.20%
2.68%, 06/19/2041
(j)
1,635 1,575
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(j)
2,361 2,390
Secured Overnight Financing Rate + 1.32%
4.20%, 08/26/2024 435 471
Barclays PLC
2.85%, 05/07/2026
(j)
1,100 1,144
Secured Overnight Financing Rate + 2.71%
5.20%, 05/12/2026 500 565
7.75%, 09/15/2023
(g),(j),(k)
835 907
USD Swap Semi-Annual 5 Year + 4.84%
BNP Paribas SA
2.16%, 09/15/2029
(h),(j)
1,410 1,385
Secured Overnight Financing Rate + 1.22%
2.22%, 06/09/2026
(h),(j)
800 814
Secured Overnight Financing Rate + 2.07%
CIT Group Inc
5.00%, 08/15/2022 255 263
Citigroup Inc
3.11%, 04/08/2026
(j)
1,125 1,185
Secured Overnight Financing Rate + 2.84%
Credit Suisse AG/New York NY
2.95%, 04/09/2025 2,585 2,722
Credit Suisse Group AG
2.19%, 06/05/2026
(h),(j)
1,500 1,518
Secured Overnight Financing Rate + 2.04%
4.19%, 04/01/2031
(h),(j)
250 277
Secured Overnight Financing Rate + 3.73%
4.88%, 05/15/2045 375 476
Deutsche Bank AG
6.00%, 10/30/2025
(g),(j),(k)
695 726
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(j)
1,700 1,732
Secured Overnight Financing Rate + 2.16%
Goldman Sachs Group Inc/The
3.63%, 02/20/2024 1,425 1,507
3.85%, 01/26/2027 2,403 2,602
HSBC Holdings PLC
2.80%, 05/24/2032
(j)
1,000 1,007
Secured Overnight Financing Rate + 1.19%
4.25%, 03/14/2024 840 895
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Itau Unibanco Holding SA/Cayman Island
3.88%, 04/15/2031
(h),(j),(k)
$ 500 $ 480
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
JPMorgan Chase & Co
2.08%, 04/22/2026
(j)
1,435 1,464
Secured Overnight Financing Rate + 1.85%
Lloyds Banking Group PLC
3.87%, 07/09/2025
(j)
1,900 2,032
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.50%
Morgan Stanley
0.99%, 12/10/2026
(j)
5,000 4,852
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(j)
1,140 1,108
Secured Overnight Financing Rate + 1.36%
4.35%, 09/08/2026 2,000 2,223
5.00%, 11/24/2025 995 1,121
Popular Inc
6.13%, 09/14/2023 145 155
Santander UK Group Holdings PLC
1.09%, 03/15/2025
(j)
1,175 1,169
Secured Overnight Financing Rate + 0.79%
2.90%, 03/15/2032
(j)
1,400 1,421
Secured Overnight Financing Rate + 1.48%
Standard Chartered PLC
2.68%, 06/29/2032
(h),(j)
2,000 1,959
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
2.82%, 01/30/2026
(h),(j)
1,020 1,053
3 Month USD LIBOR + 1.21%
6.00%, 07/26/2025
(a),(g),(h),(j),(k)
510 554
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.66%
UBS Group AG
1.36%, 01/30/2027
(h),(j)
460 451
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
UniCredit SpA
1.98%, 06/03/2027
(h),(j)
2,400 2,359
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Wells Fargo & Co
2.39%, 06/02/2028
(j)
1,500 1,525
Secured Overnight Financing Rate + 2.10%
3.75%, 01/24/2024 500 531
4.40%, 06/14/2046 465 565
Westpac Banking Corp
4.11%, 07/24/2034
(j)
125 135
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 2,539
$ 56,399
Beverages - 0.94%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
3.65%, 02/01/2026 850 924
4.90%, 02/01/2046 1,320 1,684
Anheuser-Busch InBev Worldwide Inc
4.38%, 04/15/2038 1,260 1,485
Central American Bottling Corp
5.75%, 01/31/2027
(h)
210 218
Constellation Brands Inc
3.70%, 12/06/2026 2,140 2,341

Schedule of Investments
Core Plus Bond Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Corp Lindley SA
6.75%, 11/23/2021
(h)
$ 4 $ 3
6.75%, 11/23/2021 4 3
$ 6,658
Building Materials - 0.54%
Carrier Global Corp
2.24%, 02/15/2025 390 400
Cemex SAB de CV
3.88%, 07/11/2031
(h)
1,025 1,029
5.20%, 09/17/2030
(h)
450 487
Patrick Industries Inc
4.75%, 05/01/2029
(h)
300 298
7.50%, 10/15/2027
(h)
420 450
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(h)
935 973
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(h)
195 204
$ 3,841
Chemicals - 1.03%
Alpek SAB de CV
3.25%, 02/25/2031
(h)
600 594
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(h)
250 254
CF Industries Inc
4.95%, 06/01/2043 310 377
5.15%, 03/15/2034 402 488
Consolidated Energy Finance SA
3.87%, 06/15/2022
(h)
250 250
3 Month USD LIBOR + 3.75%
5.63%, 10/15/2028
(h)
790 786
EI du Pont de Nemours and Co
1.70%, 07/15/2025 280 284
Element Solutions Inc
3.88%, 09/01/2028
(h)
902 901
Equate Petrochemical BV
2.63%, 04/28/2028
(h)
250 249
MEGlobal Canada ULC
5.88%, 05/18/2030 550 668
Olympus Water US Holding Corp
4.25%, 10/01/2028
(h)
830 816
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031
(h)
575 566
Tronox Inc
6.50%, 05/01/2025
(h)
115 121
Westlake Chemical Corp
3.13%, 08/15/2051 1,040 1,008
$ 7,362
Commercial Mortgage Backed Securities - 1.58%
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 516
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,609
COMM 2013-CCRE6 Mortgage Trust
4.09%, 03/10/2046
(h),(l)
500 489
GS Mortgage Securities Trust 2012-GCJ7
1.76%, 05/10/2045
(l),(m)
4,326 10
GS Mortgage Securities Trust 2013-GC16
5.31%, 11/10/2046
(l)
800 826
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 3,536
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-LC9
1.40%, 12/15/2047
(l),(m)
8,055 88
JPMBB Commercial Mortgage Securities Trust
2014-C18
4.80%, 02/15/2047
(l)
2,700 2,577
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust
2014-C19
0.66%, 04/15/2047
(l),(m)
$ 19,457 $ 274
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.91%, 11/15/2047
(l),(m)
7,108 144
3.90%, 11/15/2047
(h),(l)
725 483
LB-UBS Commercial Mortgage Trust 2005-C3
0.58%, 07/15/2040
(h),(l),(m)
1,006 —
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
0.29%, 08/15/2046
(l),(m)
17,753 61
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
0.98%, 06/15/2047
(l),(m)
18,542 346
MSBAM Commercial Mortgage Securities Trust
2012-CKSV
1.02%, 10/15/2030
(h),(l),(m)
21,223 102
UBS-Barclays Commercial Mortgage Trust
2012-C4
1.58%, 12/10/2045
(h),(l),(m)
17,956 180
$ 11,241
Commercial Services - 0.43%
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(h)
395 399
DP World Ltd/United Arab Emirates
6.85%, 07/02/2037 300 395
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(h)
440 421
6.25%, 01/15/2028
(h)
325 333
United Rentals North America Inc
3.88%, 02/15/2031 220 222
4.88%, 01/15/2028 414 437
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(h)
825 853
$ 3,060
Computers - 0.20%
Dell International LLC / EMC Corp
5.45%, 06/15/2023 570 607
NCR Corp
5.13%, 04/15/2029
(h)
770 787
$ 1,394
Consumer Products - 0.02%
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(h)
135 134
Diversified Financial Services - 2.77%
AerCap Holdings NV
5.88%, 10/10/2079
(j)
505 527
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 2,825 2,935
4.50%, 09/15/2023 1,670 1,771
Air Lease Corp
1.88%, 08/15/2026 1,325 1,311
2.88%, 01/15/2026 1,495 1,545
3.38%, 07/01/2025 890 938
Ally Financial Inc
5.80%, 05/01/2025 505 575
Aviation Capital Group LLC
1.95%, 09/20/2026
(h)
2,850 2,795
Brookfield Finance Inc
4.00%, 04/01/2024 685 730

Schedule of Investments
Core Plus Bond Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Coinbase Global Inc
3.63%, 10/01/2031
(h)
$ 205 $ 195
Credit Acceptance Corp
5.13%, 12/31/2024
(h)
205 210
6.63%, 03/15/2026 865 901
GE Capital International Funding Co Unlimited
Co
4.42%, 11/15/2035 2,050 2,494
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(h),(l),(n)
692 672
ILFC E-Capital Trust II
3.71%, 12/21/2065
(h),(l)
155 133
LPL Holdings Inc
4.00%, 03/15/2029
(h)
485 495
OneMain Finance Corp
4.00%, 09/15/2030 125 121
5.63%, 03/15/2023 190 200
6.63%, 01/15/2028 490 550
6.88%, 03/15/2025 470 525
8.88%, 06/01/2025 55 59
$ 19,682
Electric - 1.94%
Abu Dhabi National Energy Co PJSC
4.38%, 06/22/2026
(h)
550 619
Avangrid Inc
3.20%, 04/15/2025 1,115 1,180
Clearway Energy Operating LLC
4.75%, 03/15/2028
(h)
410 434
CMS Energy Corp
3.00%, 05/15/2026 275 291
4.70%, 03/31/2043 110 134
Colbun SA
3.15%, 01/19/2032
(h)
550 543
Commonwealth Edison Co
4.00%, 03/01/2049 405 488
DTE Electric Co
3.95%, 03/01/2049 100 120
DTE Energy Co
1.05%, 06/01/2025 150 148
3.40%, 06/15/2029 654 701
Elwood Energy LLC
8.16%, 07/05/2026 75 79
Enel Chile SA
4.88%, 06/12/2028 630 713
Engie Energia Chile SA
3.40%, 01/28/2030
(h)
200 201
Entergy Corp
1.90%, 06/15/2028 1,204 1,182
Georgia Power Co
3.25%, 03/15/2051 1,609 1,644
Louisville Gas and Electric Co
4.25%, 04/01/2049 180 223
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(h)
65 69
Oryx Funding Ltd
5.80%, 02/03/2031
(h)
350 372
5.80%, 02/03/2031 200 213
Pacific Gas and Electric Co
1.75%, 06/16/2022 1,760 1,756
4.20%, 06/01/2041 535 539
Southern California Edison Co
4.20%, 03/01/2029 460 515
4.88%, 03/01/2049 500 629
State Grid Overseas Investment BVI Ltd
3.50%, 05/04/2027 250 271
Tucson Electric Power Co
4.85%, 12/01/2048 100 131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
4.38%, 05/01/2029
(h)
$ 575 $ 569
$ 13,764
Electrical Components & Equipment - 0.14%
WESCO Distribution Inc
7.13%, 06/15/2025
(h)
270 286
7.25%, 06/15/2028
(h)
625 690
$ 976
Electronics - 0.14%
Imola Merger Corp
4.75%, 05/15/2029
(h)
255 262
Sensata Technologies BV
4.00%, 04/15/2029
(h)
655 665
Sensata Technologies Inc
3.75%, 02/15/2031
(h)
52 52
$ 979
Energy - Alternate Sources - 0.09%
EnfraGen Energia Sur SA / EnfraGen Spain SA /
Prime Energia SpA
5.38%, 12/30/2030
(h)
275 263
Inversiones Latin America Power Ltda
5.13%, 06/15/2033
(h)
400 390
$ 653
Engineering & Construction - 0.31%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061
(a),(h)
300 312
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(h)
635 651
MasTec Inc
4.50%, 08/15/2028
(h)
660 676
Mexico City Airport Trust
4.25%, 10/31/2026
(h)
500 539
$ 2,178
Entertainment - 0.33%
Boyne USA Inc
4.75%, 05/15/2029
(h)
470 481
Caesars Entertainment Inc
6.25%, 07/01/2025
(h)
913 960
Scientific Games International Inc
5.00%, 10/15/2025
(h)
680 700
8.63%, 07/01/2025
(h)
190 205
$ 2,346
Environmental Control - 0.08%
Madison IAQ LLC
4.13%, 06/30/2028
(h)
575 572
Food - 1.35%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.50%, 02/15/2023
(h)
120 122
4.63%, 01/15/2027
(h)
525 549
5.88%, 02/15/2028
(h)
355 377
Cencosud SA
4.38%, 07/17/2027
(h)
675 718
Fresh Market Inc/The
9.75%, 05/01/2023
(h)
380 390
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(h)
1,675 1,654
JBS USA Food Co
7.00%, 01/15/2026
(h)
200 208
Kraft Heinz Foods Co
3.75%, 04/01/2030 220 239
4.25%, 03/01/2031 495 559
4.38%, 06/01/2046 376 439
MARB BondCo PLC
3.95%, 01/29/2031 575 547

Schedule of Investments
Core Plus Bond Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Minerva Luxembourg SA
4.38%, 03/18/2031
(h)
$ 900 $ 856
Pilgrim's Pride Corp
3.50%, 03/01/2032
(h)
170 170
4.25%, 04/15/2031
(h)
740 781
Post Holdings Inc
4.50%, 09/15/2031
(h)
535 524
4.63%, 04/15/2030
(h)
215 216
Sigma Alimentos SA de CV
4.13%, 05/02/2026
(h)
725 779
Sysco Corp
3.30%, 07/15/2026 475 509
$ 9,637
Forest Products & Paper - 0.16%
Inversiones CMPC SA
3.85%, 01/13/2030
(h)
500 518
Mercer International Inc
5.13%, 02/01/2029 440 438
Suzano Austria GmbH
3.75%, 01/15/2031 195 195
$ 1,151
Healthcare - Products - 0.25%
Boston Scientific Corp
3.45%, 03/01/2024 785 828
4.55%, 03/01/2039 605 733
4.70%, 03/01/2049 145 187
$ 1,748
Healthcare - Services - 1.24%
Centene Corp
2.50%, 03/01/2031 540 526
2.63%, 08/01/2031 2,345 2,307
3.00%, 10/15/2030 535 544
3.38%, 02/15/2030 225 231
4.25%, 12/15/2027 405 424
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(h)
625 658
8.00%, 03/15/2026
(h)
130 137
8.00%, 12/15/2027
(h)
95 103
HCA Inc
3.50%, 09/01/2030 765 805
3.50%, 07/15/2051 1,570 1,591
5.88%, 05/01/2023 330 353
Legacy LifePoint Health LLC
6.75%, 04/15/2025
(h)
850 890
Tenet Healthcare Corp
4.63%, 09/01/2024
(h)
110 112
7.50%, 04/01/2025
(h)
115 122
$ 8,803
Home Builders - 0.44%
Beazer Homes USA Inc
6.75%, 03/15/2025 285 294
Empire Communities Corp
7.00%, 12/15/2025
(h)
535 554
Forestar Group Inc
3.85%, 05/15/2026
(h)
115 115
5.00%, 03/01/2028
(h)
755 775
KB Home
7.63%, 05/15/2023 110 117
Lennar Corp
4.75%, 05/30/2025 300 329
4.88%, 12/15/2023 125 134
M/I Homes Inc
3.95%, 02/15/2030
(h)
455 449
Picasso Finance Sub Inc
6.13%, 06/15/2025
(h)
319 336
$ 3,103
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities - 0.09%
First NLC Trust 2005-1
0.58%, 05/25/2035 $ 205 $ 197
1.00 x 1 Month USD LIBOR + 0.50%
Saxon Asset Securities Trust 2004-1
1.78%, 03/25/2035 241 165
1.00 x 1 Month USD LIBOR + 1.70%
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1
0.85%, 02/25/2035 274 274
1.00 x 1 Month USD LIBOR + 0.77%
$ 636
Insurance - 2.05%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(h)
405 391
7.00%, 11/15/2025
(h)
225 227
AIA Group Ltd
3.20%, 09/16/2040
(h)
2,080 2,114
American International Group Inc
3.90%, 04/01/2026 85 93
4.50%, 07/16/2044 1,888 2,306
Arch Capital Group Ltd
3.64%, 06/30/2050 1,035 1,142
Arthur J Gallagher & Co
3.50%, 05/20/2051 810 882
Athene Holding Ltd
3.95%, 05/25/2051 930 1,044
Enstar Group Ltd
3.10%, 09/01/2031 2,680 2,615
Markel Corp
3.35%, 09/17/2029 65 70
4.30%, 11/01/2047 350 418
Pricoa Global Funding I
3.45%, 09/01/2023
(h)
1,275 1,336
XLIT Ltd
4.45%, 03/31/2025 1,780 1,951
$ 14,589
Internet - 0.93%
Alibaba Group Holding Ltd
2.13%, 02/09/2031 200 192
B2W Digital Lux Sarl
4.38%, 12/20/2030
(h)
250 233
Baidu Inc
3.08%, 04/07/2025 300 312
4.38%, 05/14/2024 375 402
eBay Inc
3.65%, 05/10/2051 2,015 2,198
Expedia Group Inc
3.60%, 12/15/2023 495 521
Netflix Inc
4.38%, 11/15/2026 1,230 1,368
4.88%, 06/15/2030
(h)
305 358
Prosus NV
3.68%, 01/21/2030
(h)
325 334
Tencent Holdings Ltd
3.98%, 04/11/2029
(h)
350 382
Uber Technologies Inc
7.50%, 09/15/2027
(h)
290 317
$ 6,617
Investment Companies - 0.23%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(h)
790 822
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 165 171
MDGH GMTN RSC Ltd
2.50%, 06/03/2031 625 629
$ 1,622

Schedule of Investments
Core Plus Bond Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel - 0.91%
Allegheny Technologies Inc
5.13%, 10/01/2031 $ 335 $ 334
Cleveland-Cliffs Inc
6.75%, 03/15/2026
(h)
770 820
CSN Inova Ventures
6.75%, 01/28/2028
(h)
1,060 1,126
Evraz PLC
5.25%, 04/02/2024
(h)
550 588
Metalloinvest Finance DAC
3.38%, 10/22/2028
(h)
675 673
Steel Dynamics Inc
2.40%, 06/15/2025 350 360
2.80%, 12/15/2024 2,050 2,144
Vale Overseas Ltd
3.75%, 07/08/2030 450 458
$ 6,503
Leisure Products & Services - 0.25%
Life Time Inc
5.75%, 01/15/2026
(h)
865 888
NCL Corp Ltd
3.63%, 12/15/2024
(h)
85 80
10.25%, 02/01/2026
(h)
105 121
12.25%, 05/15/2024
(h)
575 678
$ 1,767
Lodging - 0.82%
Hilton Domestic Operating Co Inc
5.75%, 05/01/2028
(h)
648 696
Hyatt Hotels Corp
1.80%, 10/01/2024 1,400 1,405
Marriott International Inc/MD
2.75%, 10/15/2033 1,200 1,171
2.85%, 04/15/2031 1,615 1,626
3.60%, 04/15/2024 695 734
MGM Resorts International
6.00%, 03/15/2023 215 227
$ 5,859
Machinery - Diversified - 0.10%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(h)
347 357
Westinghouse Air Brake Technologies Corp
3.20%, 06/15/2025 355 376
$ 733
Media - 2.25%
AMC Networks Inc
4.75%, 08/01/2025 771 790
Cable Onda SA
4.50%, 01/30/2030
(h)
200 207
4.50%, 01/30/2030 250 259
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(h)
1,314 1,338
5.38%, 06/01/2029
(h)
120 129
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 1,170 1,149
3.75%, 02/15/2028 1,490 1,621
3.90%, 06/01/2052 875 885
4.46%, 07/23/2022 1,445 1,474
4.80%, 03/01/2050 440 500
4.91%, 07/23/2025 485 539
6.48%, 10/23/2045 200 276
CSC Holdings LLC
6.50%, 02/01/2029
(h)
540 579
DIRECTV Holdings LLC / DIRECTV Financing
Co Inc
5.88%, 08/15/2027
(h)
135 140
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
DISH DBS Corp
5.88%, 11/15/2024 $ 190 $ 202
7.38%, 07/01/2028 720 757
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(h)
740 746
Sirius XM Radio Inc
4.00%, 07/15/2028
(h)
755 760
Time Warner Cable LLC
5.50%, 09/01/2041 735 899
5.88%, 11/15/2040 780 983
UPC Holding BV
5.50%, 01/15/2028
(h)
790 818
ViacomCBS Inc
4.75%, 05/15/2025 235 261
Ziggo Bond Co BV
6.00%, 01/15/2027
(h)
700 723
$ 16,035
Mining - 0.52%
Corp Nacional del Cobre de Chile
3.75%, 01/15/2031
(h)
450 477
First Quantum Minerals Ltd
7.25%, 04/01/2023
(h)
200 204
7.50%, 04/01/2025
(h)
202 209
FMG Resources August 2006 Pty Ltd
5.13%, 05/15/2024
(h)
145 155
Gold Fields Orogen Holdings BVI Ltd
6.13%, 05/15/2029
(h)
300 347
Hudbay Minerals Inc
4.50%, 04/01/2026
(h)
215 214
6.13%, 04/01/2029
(h)
135 142
IAMGOLD Corp
5.75%, 10/15/2028
(h)
420 412
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028
(h)
300 361
Novelis Corp
3.25%, 11/15/2026
(h)
350 349
4.75%, 01/30/2030
(h)
648 674
Taseko Mines Ltd
7.00%, 02/15/2026
(h)
130 134
$ 3,678
Mortgage Backed Securities - 2.00%
Fannie Mae REMIC Trust 2005-W2
0.29%, 05/25/2035 60 60
1.00 x 1 Month USD LIBOR + 0.20%
Fannie Mae REMICS
2.25%, 07/25/2040 41 41
3.00%, 04/25/2027
(m)
1,146 64
3.00%, 09/25/2050
(m)
2,932 453
3.50%, 09/25/2027
(m)
1,815 125
3.50%, 11/25/2027
(m)
510 33
3.50%, 05/25/2028
(m)
500 25
3.50%, 03/25/2031
(m)
635 11
4.00%, 04/25/2043
(m)
325 23
Freddie Mac REMICS
0.54%, 05/15/2049 3,842 3,859
1.00 x 1 Month USD LIBOR + 0.45%
2.00%, 02/15/2036 207 212
3.00%, 05/15/2027
(m)
1,017 51
3.00%, 10/15/2027
(m)
323 19
3.00%, 02/15/2029
(m)
1,816 90
3.50%, 02/15/2028
(m)
1,115 70
3.50%, 01/15/2040
(m)
938 37
3.50%, 03/15/2041
(m)
1,466 86
6.56%, 05/15/2026
(m)
654 43
(1.00) x 1 Month USD LIBOR + 6.65%
6.66%, 09/15/2034
(m)
1 —
(1.00) x 1 Month USD LIBOR + 6.75%

Schedule of Investments
Core Plus Bond Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae
2.00%, 12/20/2050
(m)
$ 2,841 $ 319
2.50%, 10/20/2050
(m)
1,616 199
2.50%, 12/20/2050
(m)
3,210 444
3.00%, 07/20/2050
(m)
937 111
3.00%, 10/20/2050
(m)
2,767 369
3.00%, 11/20/2050
(m)
3,498 455
3.00%, 11/20/2050
(m)
3,311 409
3.00%, 11/20/2050
(m)
2,082 253
3.50%, 02/20/2040
(m)
1,028 34
3.50%, 01/20/2043
(m)
2,807 503
3.50%, 10/20/2049
(m)
1,340 183
4.00%, 03/16/2039
(m)
896 42
4.00%, 09/20/2040
(m)
1,033 81
4.50%, 05/16/2043
(m)
1,223 187
5.96%, 11/20/2040
(m)
1,734 326
(1.00) x 1 Month USD LIBOR + 6.05%
5.96%, 05/20/2046
(m)
414 88
(1.00) x 1 Month USD LIBOR + 6.05%
6.06%, 08/20/2044
(m)
1,580 297
(1.00) x 1 Month USD LIBOR + 6.15%
6.06%, 03/20/2047
(m)
1,986 380
(1.00) x 1 Month USD LIBOR + 6.15%
6.11%, 08/20/2047
(m)
780 165
(1.00) x 1 Month USD LIBOR + 6.20%
6.11%, 08/20/2047
(m)
4,856 1,275
(1.00) x 1 Month USD LIBOR + 6.20%
6.11%, 08/20/2047
(m)
2,089 412
(1.00) x 1 Month USD LIBOR + 6.20%
6.16%, 10/20/2047
(m)
1,787 384
(1.00) x 1 Month USD LIBOR + 6.25%
7.00%, 04/20/2041
(m)
757 150
(1.10) x 1 Month USD LIBOR + 7.10%
JP Morgan Mortgage Trust 2016-2
2.66%, 06/25/2046
(h),(l)
1,822 1,798
Merrill Lynch Mortgage Investors Trust Series
2005-A8
0.79%, 08/25/2036 21 21
1.00 x 1 Month USD LIBOR + 0.70%
$ 14,187
Office & Business Equipment - 0.02%
Xerox Corp
4.38%, 03/15/2023 120 124
Oil & Gas - 2.82%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(h)
1,265 1,359
Antero Resources Corp
5.00%, 03/01/2025 175 178
7.63%, 02/01/2029
(h)
735 814
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(h)
915 945
Continental Resources Inc/OK
3.80%, 06/01/2024 1,278 1,342
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(h)
340 350
5.63%, 10/15/2025
(h)
265 271
Devon Energy Corp
5.25%, 09/15/2024
(h)
130 143
Ecopetrol SA
4.63%, 11/02/2031
(i)
545 541
6.88%, 04/29/2030 505 583
Leviathan Bond Ltd
5.75%, 06/30/2023
(h)
375 389
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
MEG Energy Corp
7.13%, 02/01/2027
(h)
$ 770 $ 808
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(e)
115 3
Oasis Petroleum Inc
6.38%, 06/01/2026
(h)
945 999
Occidental Petroleum Corp
3.40%, 04/15/2026 675 689
4.40%, 04/15/2046 325 329
5.55%, 03/15/2026 240 265
5.88%, 09/01/2025 1,010 1,121
6.13%, 01/01/2031 275 329
6.63%, 09/01/2030 115 141
Petrobras Global Finance BV
5.09%, 01/15/2030 575 586
5.50%, 06/10/2051 750 658
Petroleos Mexicanos
4.50%, 01/23/2026 100 101
6.50%, 01/23/2029
(a)
2,160 2,251
Petronas Capital Ltd
3.50%, 04/21/2030
(h)
200 215
Qatar Energy
1.38%, 09/12/2026
(h)
200 197
2.25%, 07/12/2031
(h)
600 591
Saudi Arabian Oil Co
1.63%, 11/24/2025
(h)
1,000 994
3.25%, 11/24/2050
(h)
500 480
Shelf Drilling Holdings Ltd
8.88%, 11/15/2024
(h)
80 83
Sinopec Group Overseas Development 2017 Ltd
2.50%, 09/13/2022
(h)
500 507
Tengizchevroil Finance Co International Ltd
4.00%, 08/15/2026
(h)
275 295
Tullow Oil PLC
10.25%, 05/15/2026
(h)
200 211
Valero Energy Corp
2.85%, 04/15/2025 1,200 1,254
$ 20,022
Other Asset Backed Securities - 0.94%
Chase Funding Trust Series 2003-5
0.69%, 07/25/2033 612 589
1.00 x 1 Month USD LIBOR + 0.60%
Chase Funding Trust Series 2004-1
0.55%, 12/25/2033 18 18
1.00 x 1 Month USD LIBOR + 0.46%
Dell Equipment Finance Trust 2020-2
0.47%, 10/24/2022
(h)
1,171 1,172
Dell Equipment Finance Trust 2021-1
0.33%, 05/22/2026
(h)
2,325 2,325
John Deere Owner Trust 2020-B
0.41%, 03/15/2023 200 199
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 148 149
Verizon Owner Trust 2020-B
0.47%, 02/20/2025 1,485 1,485
Volvo Financial Equipment LLC Series 2020-1
0.37%, 04/17/2023
(h)
780 781
$ 6,718
Packaging & Containers - 0.42%
Amcor Flexibles North America Inc
2.63%, 06/19/2030 430 436
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(h)
390 398
5.25%, 08/15/2027
(h)
285 284
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(h)
200 201

Schedule of Investments
Core Plus Bond Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 $ 905 $ 1,113
Flex Acquisition Co Inc
6.88%, 01/15/2025
(h)
260 263
LABL Inc
5.88%, 11/01/2028
(h)
170 171
Sealed Air Corp
5.50%, 09/15/2025
(h)
105 116
$ 2,982
Pharmaceuticals - 1.13%
180 Medical Inc
3.88%, 10/15/2029
(h)
245 246
Bausch Health Americas Inc
8.50%, 01/31/2027
(h)
370 393
Bausch Health Cos Inc
5.50%, 11/01/2025
(h)
100 102
Bristol-Myers Squibb Co
4.13%, 06/15/2039 800 956
Cigna Corp
4.90%, 12/15/2048 165 214
CVS Health Corp
4.30%, 03/25/2028 98 111
4.88%, 07/20/2035 570 686
5.05%, 03/25/2048 2,275 2,991
Jazz Securities DAC
4.38%, 01/15/2029
(h)
285 293
Viatris Inc
1.65%, 06/22/2025 175 175
Zoetis Inc
3.25%, 02/01/2023 545 559
4.45%, 08/20/2048 1,035 1,325
$ 8,051
Pipelines - 2.61%
Abu Dhabi Crude Oil Pipeline LLC
3.65%, 11/02/2029
(h)
300 332
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(h)
565 590
5.75%, 03/01/2027
(h)
425 439
CNX Midstream Partners LP
4.75%, 04/15/2030
(h)
810 811
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(h)
980 1,003
Energy Transfer LP
3.75%, 05/15/2030 840 895
4.50%, 04/15/2024 1,325 1,422
5.15%, 03/15/2045 1,625 1,894
Enterprise Products Operating LLC
3.13%, 07/31/2029 1,415 1,509
3.30%, 02/15/2053 1,565 1,568
4.20%, 01/31/2050 515 590
EQM Midstream Partners LP
6.00%, 07/01/2025
(h)
240 260
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(h)
343 344
2.16%, 03/31/2034
(h)
300 292
Hess Midstream Operations LP
4.25%, 02/15/2030
(h)
810 810
5.63%, 02/15/2026
(h)
170 176
Kinder Morgan Inc
1.75%, 11/15/2026
(i)
1,235 1,233
NuStar Logistics LP
5.75%, 10/01/2025 150 161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 $ 465 $ 516
5.00%, 03/15/2027 275 312
5.75%, 05/15/2024 1,225 1,349
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 325 339
6.50%, 07/15/2027 366 392
Williams Cos Inc/The
4.55%, 06/24/2024 1,225 1,326
$ 18,563
REITs - 1.11%
American Tower Corp
1.30%, 09/15/2025 445 442
Cibanco SA Ibm / PLA Administradora Industrial
S de RL de CV
4.96%, 07/18/2029
(h)
500 540
CyrusOne LP / CyrusOne Finance Corp
2.90%, 11/15/2024 585 611
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(h)
413 410
6.00%, 04/15/2025
(h)
530 552
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031 1,425 1,352
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(h)
660 665
Mid-America Apartments LP
2.88%, 09/15/2051 646 637
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(h)
130 132
5.88%, 10/01/2028
(h)
45 47
7.50%, 06/01/2025
(h)
110 117
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(h)
230 234
4.13%, 08/15/2030
(h)
1,617 1,698
XHR LP
4.88%, 06/01/2029
(h)
471 483
$ 7,920
Retail - 0.37%
Ambience Merger Sub Inc
4.88%, 07/15/2028
(h)
270 265
Bath & Body Works Inc
5.25%, 02/01/2028 225 242
6.63%, 10/01/2030
(h)
340 380
9.38%, 07/01/2025
(h)
162 201
IRB Holding Corp
6.75%, 02/15/2026
(h)
35 36
7.00%, 06/15/2025
(h)
30 32
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(h)
650 659
Macy's Retail Holdings LLC
2.88%, 02/15/2023 90 91
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(h)
715 735
$ 2,641
Semiconductors - 0.64%
Broadcom Inc
3.14%, 11/15/2035
(h)
140 137
3.42%, 04/15/2033
(h)
1,905 1,967
NVIDIA Corp
3.50%, 04/01/2050 745 853
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(h)
500 529

Schedule of Investments
Core Plus Bond Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Semiconductors (continued)
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(h)
$ 135 $ 140
3.15%, 05/01/2027
(h)
140 148
Skyworks Solutions Inc
1.80%, 06/01/2026 235 235
TSMC Arizona Corp
2.50%, 10/25/2031 530 537
$ 4,546
Software - 0.90%
Activision Blizzard Inc
2.50%, 09/15/2050 1,185 1,063
3.40%, 09/15/2026 1,310 1,411
Fiserv Inc
4.40%, 07/01/2049 925 1,117
Open Text Corp
3.88%, 02/15/2028
(h)
275 277
5.88%, 06/01/2026
(h)
405 418
Oracle Corp
2.50%, 04/01/2025 270 280
2.80%, 04/01/2027 525 549
3.95%, 03/25/2051 670 727
salesforce.com Inc
3.70%, 04/11/2028 505 564
$ 6,406
Sovereign - 3.11%
Brazilian Government International Bond
3.75%, 09/12/2031 1,075 981
3.88%, 06/12/2030 600 563
CoBank ACB
6.25%, 10/01/2026
(g),(j)
670 746
3 Month USD LIBOR + 4.66%
Colombia Government International Bond
3.13%, 04/15/2031 1,250 1,171
Dominican Republic International Bond
4.88%, 09/23/2032
(h)
750 761
5.30%, 01/21/2041
(h)
500 495
Egypt Government International Bond
5.25%, 10/06/2025
(h)
950 955
5.80%, 09/30/2027
(h)
1,300 1,261
8.50%, 01/31/2047 300 277
Ghana Government International Bond
7.75%, 04/07/2029
(h)
750 667
Guatemala Government Bond
4.50%, 05/03/2026 750 798
Hungary Government International Bond
3.13%, 09/21/2051
(h)
325 316
Istanbul Metropolitan Municipality
6.38%, 12/09/2025
(h)
400 389
Jamaica Government International Bond
7.88%, 07/28/2045 300 424
Mexico Government International Bond
4.75%, 03/08/2044 820 896
5.00%, 04/27/2051 335 377
Nigeria Government International Bond
7.38%, 09/28/2033
(h)
875 866
Oman Government International Bond
6.25%, 01/25/2031
(h)
520 562
Pakistan Government International Bond
6.00%, 04/08/2026
(h)
450 452
Panama Government International Bond
3.88%, 03/17/2028 525 569
Peruvian Government International Bond
2.78%, 12/01/2060 675 581
Qatar Government International Bond
4.63%, 06/02/2046 500 623
Russian Foreign Bond - Eurobond
5.10%, 03/28/2035
(h)
1,200 1,436
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Saudi Government International Bond
4.00%, 04/17/2025
(h)
$ 725 $ 789
4.50%, 10/26/2046 1,050 1,210
Turkey Government International Bond
6.13%, 10/24/2028 850 833
6.35%, 08/10/2024 455 468
6.38%, 10/14/2025 650 661
UAE International Government B ond
3.25%, 10/19/2061
(a),(h)
600 605
Ukraine Government International Bond
7.25%, 03/15/2033
(h)
550 560
9.75%, 11/01/2028
(h)
375 435
Uruguay Government International Bond
5.10%, 06/18/2050 270 351
$ 22,078
Telecommunications - 1.94%
AT&T Inc
2.75%, 06/01/2031 315 320
3.50%, 09/15/2053 3,393 3,447
Axtel SAB de CV
6.38%, 11/14/2024 325 335
CommScope Inc
8.25%, 03/01/2027
(h)
850 866
DKT Finance ApS
9.38%, 06/17/2023
(h)
200 203
Embarq Corp
8.00%, 06/01/2036 277 306
Empresa Nacional de Telecomunicaciones SA
3.05%, 09/14/2032
(a),(h)
600 586
Millicom International Cellular SA
4.50%, 04/27/2031
(h)
250 256
Sprint Communications Inc
6.00%, 11/15/2022 150 157
Sprint Corp
7.63%, 03/01/2026 297 356
7.88%, 09/15/2023 125 139
Telecom Italia Capital SA
6.38%, 11/15/2033 90 103
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(h)
235 250
T-Mobile USA Inc
3.50%, 04/15/2025 715 763
4.00%, 04/15/2022 260 263
VEON Holdings BV
3.38%, 11/25/2027
(h)
875 877
Verizon Communications Inc
2.88%, 11/20/2050 220 210
3.55%, 03/22/2051 3,050 3,290
Viavi Solutions Inc
3.75%, 10/01/2029
(h)
325 323
VTR Comunicaciones SpA
5.13%, 01/15/2028
(h)
736 764
$ 13,814
Transportation - 0.09%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(e),(f)
1,749 122
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036 342 364
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(h)
125 134
$ 620
TOTAL BONDS $ 392,076

Schedule of Investments
Core Plus Bond Fund
October 31, 2021
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
- 1.64%
Principal
Amount (000's) Value (000's)
Airlines - 0.19%
AAdvantage Loyalty IP Ltd
5.50%, 04/2 0/2028
(o)
$ 645 $ 671
1 Month USD LIBOR + 4.75%
United Airlines Inc
4.50%, 04/14/2028
(o)
647 656
1 Month USD LIBOR + 3.75%
$ 1,327
Commercial Services - 0.10%
Garda World Security Corp
4.34%, 10/30/2026
(o)
709 709
1 Month USD LIBOR + 4.25%
Consumer Products - 0.06%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(o)
420 407
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0.17%
Russell Investments US Institutional Holdco Inc
4.50%, 06/02/2025
(o)
1,222 1,227
1 Month USD LIBOR + 3.50%
Electronics - 0.02%
Ingram Micro Inc
4.00%, 06/30/2028
(o)
120 120
1 Month USD LIBOR + 3.50%
Entertainment - 0.18%
CCM Merger Inc
4.50%, 10/29/2025
(o)
614 615
1 Month USD LIBOR + 3.75%
Enterprise Development Authority/The
5.00%, 02/18/2028
(o)
561 561
1 Month USD LIBOR + 4.25%
Lions Gate Capital Holdings LLC
2.34%, 03/24/2025
(o)
122 121
3 Month USD LIBOR + 2.00%
$ 1,297
Environmental Control - 0.02%
Madison IAQ LLC
3.75%, 06/21/2028
(o)
150 149
1 Month USD LIBOR + 3.25%
Food - 0.01%
Bellring Brands LLC
4.75%, 10/21/2024
(o)
113 114
1 Month USD LIBOR + 4.00%
Healthcare - Products - 0.06%
Mozart Borrower LP
0.00%, 09/30/2028
(o),(p)
415 415
1 Month USD LIBOR + 3.25%
Insurance - 0.18%
Acrisure LLC
3.63%, 02/15/2027
(o)
422 416
1 Month USD LIBOR + 3.50%
AssuredPartners Inc
4.00%, 02/12/2027
(o)
351 349
1 Month USD LIBOR + 3.50%
Asurion LLC
3.21%, 11/03/2023
(o)
271 270
1 Month USD LIBOR + 7.25%
5.34%, 01/29/2028
(o)
270 269
1 Month USD LIBOR + 5.25%
$ 1,304
Lodging - 0.03%
Golden Nugget LLC
3.25%, 10/04/2023
(o)
257 256
1 Month USD LIBOR + 2.50%
Media - 0.15%
CSC Holdings LLC
2.59%, 04/15/2027
(o)
190 186
1 Month USD LIBOR + 2.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Directv Financing LLC
5.75%, 07/22/2027
(o)
$ 865 $ 865
1 Month USD LIBOR + 5.00%
$ 1,051
Oil & Gas - 0.01%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(o)
47 51
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0.12%
LABL Inc
0.00%, 10/22/2028
(o),(p)
155 154
1 Month USD LIBOR + 5.00%
Valcour Packaging LLC
4.25%, 09/30/2028
(o)
680 680
1 Month USD LIBOR + 3.75%
$ 834
Pharmaceuticals - 0.14%
Bausch Health Americas Inc
3.09%, 05/19/2025
(o)
517 516
3 Month USD LIBOR + 7.50%
Endo Luxembourg Finance Co I Sarl
5.75%, 03/27/2028
(o)
79 77
1 Month USD LIBOR + 5.00%
Jazz Financing Lux Sarl
4.00%, 04/21/2028
(o)
414 414
1 Month USD LIBOR + 3.50%
$ 1,007
Retail - 0.17%
At Home Group Inc
4.75%, 06/24/2028
(o)
340 338
1 Month USD LIBOR + 4.25%
IRB Holding Corp
3.75%, 02/05/2025
(o)
704 702
1 Month USD LIBOR + 2.75%
4.25%, 11/19/2027
(o)
169 169
1 Month USD LIBOR + 3.25%
$ 1,209
Telecommunications - 0.03%
Level 3 Financing Inc
1.81%, 03/01/2027
(o)
195 193
1 Month USD LIBOR + 1.75%
TOTAL SENIOR FLOATING RATE INTERESTS $ 11,670
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 47.64%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 2.00%
2.49%, 01/01/2034 $ 36 $ 36
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.37%
3.00%, 01/01/2043 1,860 1,981
3.00%, 02/01/2043 808 860
3.00%, 03/01/2043 334 359
4.00%, 02/01/2046 4,276 4,721
4.50%, 04/01/2031 398 435
4.50%, 04/01/2041 2,664 2,970
5.00%, 06/01/2031 278 312
5.50%, 08/01/2023 41 41
5.50%, 05/01/2033 31 35
5.50%, 10/01/2033 36 40
5.50%, 12/01/2033 462 530
5.50%, 11/01/2036 432 497
5.50%, 04/01/2038 108 124
5.50%, 08/01/2038 213 249
6.00%, 07/01/2023 20 23
6.00%, 06/01/2028 1 1
6.00%, 01/01/2029 1 1
6.00%, 12/01/2031 14 16
6.00%, 12/01/2032 15 17

Schedule of Investments
Core Plus Bond Fund
October 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 02/01/2033 $ 87 $ 98
6.00%, 12/01/2033 21 24
6.00%, 10/01/2036 116 138
6.00%, 01/01/2038 11 12
6.00%, 07/01/2038 472 547
6.50%, 03/01/2029 2 3
6.50%, 05/01/2029 4 5
6.50%, 04/01/2031 2 2
6.50%, 09/01/2031 1 2
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 5 6
6.50%, 04/01/2035 44 51
6.50%, 10/01/2035 36 42
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 9 10
7.00%, 12/01/2030 3 3
7.00%, 09/01/2031 1 1
7.50%, 09/01/2030 1 1
7.50%, 01/01/2031 4 5
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 2 2
8.00%, 09/01/2030 39 41
$ 14,245
Federal National Mortgage Association (FNMA) - 0.29%
1.27%, 10/01/2034 22 22
1.00 x 6 Month USD LIBOR + 1.08%
1.84%, 07/01/2033 315 329
1.00 x 12 Month USD LIBOR + 1.56%
1.91%, 04/01/2036 16 16
1.00 x 12 Month USD LIBOR + 1.54%
1.98%, 02/01/2036 4 4
1.00 x 12 Month USD LIBOR + 1.61%
1.99%, 08/01/2035 67 68
1.00 x 12 Month USD LIBOR + 1.74%
2.26%, 01/01/2033 39 39
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.14%
2.42%, 04/01/2033 63 63
1.00 x 6 Month USD LIBOR + 2.26%
5.00%, 07/01/2044 1,364 1,533
$ 2,074
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 15.62%
2.00%, 12/01/2035 1,918 1,976
2.00%, 11/01/2036
(q)
8,000 8,209
2.00%, 01/01/2051 5,428 5,495
2.00%, 02/01/2051 11,049 11,139
2.00%, 03/01/2051 6,184 6,234
2.00%, 03/01/2051 4,811 4,862
2.00%, 12/01/2051
(q)
5,000 4,990
2.50%, 04/01/2028 1,187 1,241
2.50%, 06/01/2028 82 85
2.50%, 09/01/2029 298 312
2.50%, 06/01/2035 480 499
2.50%, 08/01/2035 2,318 2,437
2.50%, 05/01/2036 428 445
2.50%, 11/01/2036
(q)
4,000 4,156
2.50%, 08/01/2050 3,711 3,832
2.50%, 11/01/2051
(q)
14,200 14,584
2.50%, 12/01/2051
(q)
7,000 7,172
3.00%, 10/01/2029 58 61
3.00%, 09/01/2032 107 114
3.00%, 12/01/2040 138 146
3.00%, 04/01/2043 290 309
3.00%, 05/01/2043 488 520
3.00%, 08/01/2043 1,756 1,864
3.00%, 03/01/2048 3,171 3,325
3.00%, 12/01/2048 84 88
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
3.00%, 07/01/2050 $ 3,273 $ 3,447
3.00%, 07/01/2051 6,469 6,782
3.50%, 02/01/2033 21 23
3.50%, 05/01/2034 1,103 1,192
3.50%, 01/01/2041 112 120
3.50%, 01/01/2044 888 964
3.50%, 11/01/2044 2,025 2,199
3.50%, 04/01/2047 116 126
3.50%, 10/01/2047 47 50
3.50%, 11/01/2047 3,027 3,279
3.50%, 03/01/2048 28 29
4.00%, 02/01/2031 145 157
4.00%, 03/01/2034 410 451
4.00%, 05/01/2047 3,622 3,911
4.00%, 06/01/2048 10 11
4.50%, 04/01/2024 268 279
4.50%, 06/01/2044 536 597
5.00%, 06/01/2048 1,005 1,137
5.50%, 02/01/2023 3 3
5.50%, 06/01/2023 14 16
5.50%, 07/01/2033 53 60
5.50%, 09/01/2033 95 110
5.50%, 05/01/2040 267 310
6.00%, 02/01/2023 2 2
6.00%, 02/01/2038 65 73
6.00%, 05/01/2038 30 34
6.00%, 08/01/2038 204 229
6.00%, 08/01/2038 134 151
6.50%, 05/01/2022 1 1
6.50%, 12/01/2031 2 2
6.50%, 02/01/2032 2 2
6.50%, 02/01/2032 1 1
6.50%, 04/01/2032 6 6
6.50%, 08/01/2032 4 4
6.50%, 07/01/2037 240 281
6.50%, 07/01/2037 110 123
6.50%, 12/01/2037 147 171
6.50%, 02/01/2038 219 252
6.50%, 03/01/2038 33 38
6.50%, 09/01/2038 270 319
7.00%, 03/01/2032 14 16
7.50%, 08/01/2032 4 4
$ 111,057
Government National Mortgage Association (GNMA) - 5.64%
2.00%, 11/01/2051 6,000 6,076
2.50%, 11/01/2051 11,300 11,616
3.00%, 06/20/2043 1,420 1,495
3.00%, 01/20/2045 553 580
3.00%, 06/20/2046 284 297
3.00%, 07/20/2046 1,223 1,280
3.00%, 11/20/2046 1,905 1,994
3.00%, 12/01/2051 4,000 4,148
3.50%, 03/15/2042 691 752
3.50%, 04/15/2042 773 833
3.50%, 09/20/2044 58 64
3.50%, 09/20/2047 1,091 1,183
3.50%, 06/20/2048 1,279 1,352
4.00%, 01/20/2048 2,623 2,848
4.50%, 06/20/2025 794 840
4.50%, 09/15/2039 211 244
4.50%, 03/15/2040 1,077 1,218
5.00%, 11/15/2033 925 1,074
5.00%, 06/15/2034 17 20
5.00%, 10/20/2039 67 77
5.00%, 07/20/2040 119 129
5.00%, 02/15/2042 692 804
5.50%, 10/15/2033 414 485

Schedule of Investments
Core Plus Bond Fund
October 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.50%, 05/20/2035 $ 35 $ 41
5.50%, 02/15/2038 326 385
6.00%, 07/20/2028 14 16
6.00%, 11/20/2028 13 15
6.00%, 01/20/2029 14 16
6.00%, 07/20/2029 3 3
6.00%, 08/15/2031 15 17
6.00%, 01/15/2032 1 2
6.00%, 02/15/2032 8 8
6.00%, 02/15/2033 20 22
6.00%, 12/15/2033 15 17
6.50%, 03/20/2028 3 3
6.50%, 05/20/2029 3 3
6.50%, 10/15/2032 9 10
6.50%, 12/15/2032 39 43
7.00%, 06/15/2031 6 7
7.00%, 07/15/2031 1 1
7.00%, 06/15/2032 29 32
8.00%, 01/20/2031 2 3
$ 40,053
U.S. Treasury - 16.92%
0.38%, 01/31/2026 2,000 1,940
0.50%, 06/30/2027 6,500 6,216
0.88%, 09/30/2026
(a)
3,665 3,612
1.25%, 08/15/2031
(r)
9,435 9,168
1.63%, 08/15/2029 1,800 1,821
1.75%, 04/30/2022 14,000 14,115
1.75%, 08/15/2041 4,140 3,985
2.00%, 10/31/2022 26,000 26,478
2.00%, 08/15/2051 11,775 11,942
2.25%, 11/15/2027 7,000 7,366
3.00%, 11/15/2045 4,350 5,211
3.13%, 05/15/2048 9,915 12,356
3.88%, 08/15/2040
(r)
12,220 16,036
$ 120,246
U.S. Treasury Bill - 7.17%
0.03%, 01/06/2022
(s)
15,000 14,998
0.05%, 12/23/2021
(s)
35,800 35,796
0.06%, 04/21/2022
(s)
185 185
$ 50,979
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 338,654
Total Investments $ 796,316
Other Assets and Liabilities -  (12.01)% (85,408)
TOTAL NET ASSETS - 100.00% $ 710,908
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $12,769 or 1.80% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $13,074 or 1.84% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(h) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $129,808 or 18.26% of net assets.
(i) Security purchased on a when-issued basis.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $3,018 or 0.42% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(o) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(p) This Senior Floating Rate Note will settle after October 31, 2021, at which time the interest rate will be determined.
(q) Security was purchased in a "to-be-announced" ("TBA") transaction.
(r) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,085 or 0.29% of net assets.
(s) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Government 27.74%
Mortgage Securities 27.13%
Financial 14.44%
Consumer, Non-cyclical 5.84%
Money Market Funds 5.84%
Energy 5.64%
Communications 5.30%
Consumer, Cyclical 5.20%
Asset Backed Securities 4.02%
Industrial 3.46%
Basic Materials 2.62%
Utilities 1.94%
Technology 1.76%
Investment Companies 1.08%
Other Assets and Liabilities
(12.01)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Core Plus Bond Fund
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 37,137 $ 807,458 $ 804,667 $ 39,928
$ 37,137 $ 807,458 $ 804,667 $ 39,928
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2021 Short 137 $ 17,906 $ 291
US 10 Year Ultra Note; December 2021 Short 16 2,321 57
US 2 Year Note; December 2021 Short 86 18,855 22
US 5 Year Note; December 2021 Short 11 1,339 1
US Long Bond; December 2021 Long 106 17,049 2
Total $ 373
Amounts in thousands except contracts.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.EM.36.100 N/A (1.00)% Quarterly 12/20/2026 $ 24,500 $ 1,009 $ 8 $ 1,017
Total $ 1,009 $ 8 $ 1,017
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Diversified International Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 3 .20 % Shares Held Value (000's)
Money Market Funds - 3 .20%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
178,445,964 $ 178,446
TOTAL INVESTMENT COMPANIES $ 178,446
COMMON STOCKS - 96 .46 % Shares Held Value (000's)
Aerospace & Defense - 0 .31%
CAE Inc
(b)
566,400 $ 17,176
Airlines - 0 .23%
Copa Holdings SA
(b)
170,763 12,630
Apparel - 2 .06%
Gildan Activewear Inc 424,400 15,589
Kering SA 34,452 25,858
LVMH Moet Hennessy Louis Vuitton SE 93,839 73,581
$ 115,028
Automobile Manufacturers - 3 .87%
Bayerische Motoren Werke AG 276,359 27,922
Ferrari NV 72,122 17,114
Honda Motor Co Ltd 958,500 28,350
Kia Corp 458,202 33,436
Toyota Motor Corp 4,808,000 84,833
Volvo AB - B Shares 1,038,221 24,211
$ 215,866
Automobile Parts & Equipment - 1 .03%
Toyota Industries Corp 673,100 57,222
Banks - 10 .63%
Bank Leumi Le-Israel BM 2,428,265 23,201
Bank Rakyat Indonesia Persero Tbk PT 136,136,120 40,866
BNP Paribas SA 572,539 38,324
Canadian Imperial Bank of Commerce 176,200 21,380
DBS Group Holdings Ltd 1,887,700 44,111
DNB Bank ASA 1,413,691 33,641
Grupo Financiero Banorte SAB de CV 3,302,330 20,875
HDFC Bank Ltd ADR 301,294 21,666
ICICI Bank Ltd ADR 2,617,504 55,360
Intesa Sanpaolo SpA 16,815,576 47,793
Kasikornbank PCL 3,455,900 14,603
Kotak Mahindra Bank Ltd 849,734 23,114
Lloyds Banking Group PLC 66,240,744 45,334
Mediobanca Banca di Credito Finanziario SpA 3,388,081 40,429
OTP Bank Nyrt
(b)
115,443 6,937
PT Bank Central Asia Tbk 31,855,570 16,844
TCS Group Holding PLC 339,344 34,842
Toronto-Dominion Bank/The 490,424 35,601
United Overseas Bank Ltd 1,399,100 27,812
$ 592,733
Beverages - 1 .02%
Carlsberg AS 234,451 38,712
Heineken NV 165,367 18,304
$ 57,016
Biotechnology - 1 .10%
CSL Ltd 177,221 40,325
Genmab A/S
(b)
47,165 21,189
$ 61,514
Building Materials - 4 .43%
Beijing New Building Materials PLC 2,210,698 9,729
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
2,966,687 19,257
China Lesso Group Holdings Ltd 11,423,000 17,656
Cie de Saint-Gobain 799,156 55,152
CRH PLC 1,443,548 69,080
Geberit AG 30,640 23,928
HeidelbergCement AG 504,352 37,980
Voltas Ltd 877,795 14,150
$ 246,932
Chemicals - 2 .37%
Akzo Nobel NV 272,890 31,360
Evonik Industries AG 506,484 16,410
Koninklijke DSM NV 163,177 35,651
Nippon Sanso Holdings Corp 558,400 13,183
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Shin-Etsu Chemical Co Ltd 198,000 $ 35,310
$ 131,914
Commercial Services - 0 .57%
Adecco Group AG 50,339 2,536
TechnoPro Holdings Inc 821,200 26,245
Worldline SA/France
(b),(d)
50,338 2,936
$ 31,717
Computers - 3 .68%
Capgemini SE 254,220 59,275
Globant SA
(b)
50,290 16,052
Infosys Ltd 2,262,957 50,642
LG Corp 172,224 13,464
Logitech International SA 507,369 42,443
Nomura Research Institute Ltd 574,200 22,988
$ 204,864
Consumer Products - 0 .39%
Hindustan Unilever Ltd 676,379 21,649
Cosmetics & Personal Care - 1 .06%
L'Oreal SA 129,507 59,244
Distribution & Wholesale - 1 .98%
Bunzl PLC 539,357 19,935
Ferguson PLC 286,220 43,066
ITOCHU Corp 1,217,000 34,710
Pop Mart International Group Ltd
(b),(d)
2,100,400 12,389
$ 110,100
Diversified Financial Services - 1 .89%
Banca Generali SpA 304,609 14,330
Euronext NV
(d)
123,864 13,935
Housing Development Finance Corp Ltd 1,145,165 43,661
KB Financial Group Inc 444,811 21,531
SBI Holdings Inc/Japan 456,600 11,835
$ 105,292
Electric - 2 .00%
Enel SpA 5,112,899 42,804
Iberdrola SA 3,954,499 46,739
Northland Power Inc 683,500 21,975
$ 111,518
Electrical Components & Equipment - 0 .67%
Delta Electronics Inc 2,703,000 23,861
Signify NV
(d)
274,600 13,306
$ 37,167
Electronics - 1 .12%
Hoya Corp 423,004 62,270
Energy - Alternate Sources - 0 .61%
Vestas Wind Systems A/S 780,892 33,758
Engineering & Construction - 0 .56%
Vinci SA 293,622 31,391
Food - 3 .02%
Ajinomoto Co Inc 445,500 13,339
Dino Polska SA
(b),(d)
178,142 15,922
Nestle SA 757,884 99,970
Seven & i Holdings Co Ltd 934,700 39,243
$ 168,474
Hand & Machine Tools - 0 .56%
Techtronic Industries Co Ltd 1,519,500 31,219
Healthcare - Products - 1 .62%
Alcon Inc 440,449 36,521
Getinge AB 762,972 34,144
Sartorius Stedim Biotech 28,268 15,581
Tecan Group AG 6,907 4,232
$ 90,478
Healthcare - Services - 2 .36%
Fresenius SE & Co KGaA 413,502 18,795
ICON PLC
(b)
193,135 55,385
Lonza Group AG 70,097 57,606
$ 131,786

Schedule of Investments
Diversified International Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 1 .22%
Daiwa House Industry Co Ltd 439,000 $ 14,483
Persimmon PLC 646,020 24,069
Taylor Wimpey PLC 13,901,068 29,412
$ 67,964
Home Furnishings - 2 .52%
Haier Smart Home Co Ltd 4,752,200 17,696
Howden Joinery Group PLC 2,640,930 33,245
JS Global Lifestyle Co Ltd
(d)
5,243,500 9,710
Sony Group Corp 686,900 79,540
$ 140,191
Insurance - 3 .66%
AIA Group Ltd 5,640,400 63,212
AXA SA 931,093 27,088
Fairfax Financial Holdings Ltd 43,600 17,659
ICICI Lombard General Insurance Co Ltd
(d)
851,048 16,864
Legal & General Group PLC 5,036,593 19,863
Prudential PLC 1,628,360 33,231
Sampo Oyj 494,015 26,263
$ 204,180
Internet - 1 .93%
Shopify Inc
(b)
33,740 49,488
Tencent Holdings Ltd 791,657 48,156
Trip.com Group Ltd
(b)
352,350 10,129
$ 107,773
Iron & Steel - 0 .32%
Vale SA 1,421,600 18,085
Leisure Products & Services - 1 .27%
Shimano Inc 183,600 51,227
Yamaha Motor Co Ltd 708,000 19,735
$ 70,962
Machinery - Construction & Mining - 0 .28%
Weir Group PLC/The 668,341 15,854
Machinery - Diversified - 2 .69%
Atlas Copco AB - A Shares 223,556 14,397
Ebara Corp 818,300 44,652
GEA Group AG 400,767 19,738
Keyence Corp 72,800 43,943
Omron Corp 286,900 27,438
$ 150,168
Mining - 1 .44%
Anglo American PLC 641,928 24,421
Franco-Nevada Corp 226,163 32,303
Rio Tinto Ltd 344,662 23,613
$ 80,337
Miscellaneous Manufacturers - 1 .52%
JSR Corp 732,800 26,578
Pidilite Industries Ltd 552,742 17,105
Siemens AG 253,053 41,142
$ 84,825
Oil & Gas - 3 .53%
BP PLC 8,243,152 39,492
Equinor ASA 714,153 18,095
LUKOIL PJSC ADR 298,514 30,428
Neste Oyj 597,097 33,242
Reliance Industries Ltd 1,023,679 34,739
TotalEnergies SE 812,084 40,665
$ 196,661
Pharmaceuticals - 5 .22%
AstraZeneca PLC 607,563 76,007
Dechra Pharmaceuticals PLC 214,002 14,961
Novo Nordisk A/S 871,278 95,540
Roche Holding AG 269,633 104,454
$ 290,962
Private Equity - 3 .59%
3i Group PLC 4,135,813 77,236
Brookfield Asset Management Inc 1,593,253 96,193
Intermediate Capital Group PLC 887,290 26,614
$ 200,043
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 1 .20%
A-Living Smart City Services Co Ltd
(d)
8,295,750 $ 27,537
Shimao Services Holdings Ltd
(d)
5,628,000 10,608
Sun Hung Kai Properties Ltd 1,381,000 18,310
Tokyo Tatemono Co Ltd 719,700 10,578
$ 67,033
REITs - 0 .16%
Keppel DC REIT 4,902,900 8,681
Retail - 3 .49%
Alimentation Couche-Tard Inc 1,157,992 43,434
Bosideng International Holdings Ltd 25,802,000 19,993
Home Product Center PCL 30,811,200 13,578
JD Sports Fashion PLC 2,845,735 42,415
Li Ning Co Ltd 3,149,000 34,749
Wal-Mart de Mexico SAB de CV 11,605,678 40,435
$ 194,604
Semiconductors - 8 .35%
Advantest Corp 266,600 21,858
ASM International NV 71,431 32,329
ASML Holding NV 160,780 130,698
MediaTek Inc 876,000 28,832
Nordic Semiconductor ASA
(b)
655,687 19,481
Samsung Electronics Co Ltd 1,480,916 88,667
Taiwan Semiconductor Manufacturing Co Ltd 6,776,544 143,800
$ 465,665
Software - 0 .62%
Capcom Co Ltd 576,700 15,522
Dassault Systemes SE 163,877 9,570
DeNA Co Ltd 499,000 9,218
$ 34,310
Telecommunications - 1 .79%
Deutsche Telekom AG 1,069,139 19,883
Nice Ltd ADR
(b)
57,848 16,372
Nippon Telegraph & Telephone Corp 1,242,300 34,808
SoftBank Group Corp 526,700 28,514
$ 99,577
Toys, Games & Hobbies - 1 .09%
Nintendo Co Ltd 137,900 60,904
Transportation - 1 .43%
Canadian National Railway Co 316,048 42,004
Deutsche Post AG 610,029 37,765
$ 79,769
TOTAL COMMON STOCKS $ 5,377,506
Total Investments $ 5,555,952
Other Assets and Liabilities -  0.34% 18,680
TOTAL NET ASSETS - 100.00% $ 5,574,632
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $123,207 or 2.21% of net assets.

Schedule of Investments
Diversified International Fund
October 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
Japan 16 .48%
United Kingdom 10 .14%
France 7 .86%
Canada 7 .05%
Switzerland 6 .66%
India 5 .36%
Netherlands 4 .94%
Germany 3 .95%
China 3 .72%
Taiwan 3 .53%
Denmark 3 .40%
United States 3 .20%
Italy 2 .93%
Korea, Republic Of 2 .82%
Hong Kong 2 .55%
Ireland 2 .23%
Singapore 1 .45%
Sweden 1 .30%
Norway 1 .27%
Australia 1 .14%
Mexico 1 .10%
Finland 1 .07%
Indonesia 1 .03%
Spain 0 .84%
Israel 0 .71%
Cyprus 0 .63%
Russian Federation 0 .55%
Thailand 0 .50%
Brazil 0 .32%
Poland 0 .29%
Uruguay 0 .29%
Panama 0 .23%
Hungary 0 .12%
Other Assets and Liabilities
0 .34%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 85,878 $ 4,034,524 $ 3,941,956 $ 178,446
$ 85,878 $ 4,034,524 $ 3,941,956 $ 178,446
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1 .94 % Shares Held Value (000's)
Money Market Funds - 1 .94%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
211,675,051 $ 211,675
TOTAL INVESTMENT COMPANIES $ 211,675
COMMON STOCKS - 97 .92 % Shares Held Value (000's)
Apparel - 1 .77%
NIKE Inc 1,153,311 $ 192,937
Automobile Manufacturers - 2 .19%
PACCAR Inc 2,655,063 237,947
Automobile Parts & Equipment - 2 .42%
Magna International Inc 3,241,471 263,532
Banks - 9 .54%
Bank of America Corp 2,347,660 112,171
First Republic Bank/CA 1,214,811 262,800
JPMorgan Chase & Co 1,600,254 271,867
Morgan Stanley 1,630,808 167,615
PNC Financial Services Group Inc/The 1,064,788 224,702
$ 1,039,155
Beverages - 1 .77%
Coca-Cola Co/The 3,413,958 192,445
Biotechnology - 1 .71%
Corteva Inc 4,308,170 185,898
Chemicals - 2 .43%
Air Products and Chemicals Inc 458,360 137,421
PPG Industries Inc 790,209 126,884
$ 264,305
Computers - 1 .73%
Apple Inc 1,255,730 188,108
Diversified Financial Services - 4 .41%
BlackRock Inc 346,901 327,287
Discover Financial Services 1,353,008 153,323
$ 480,610
Electric - 5 .33%
Eversource Energy 1,343,706 114,080
NextEra Energy Inc 2,134,594 182,145
Sempra Energy 448,517 57,244
WEC Energy Group Inc 1,226,501 110,459
Xcel Energy Inc 1,800,666 116,305
$ 580,233
Electronics - 0 .88%
Honeywell International Inc 440,722 96,351
Food - 2 .94%
Hormel Foods Corp 4,854,456 205,441
Tyson Foods Inc 1,432,680 114,571
$ 320,012
Healthcare - Products - 5 .80%
Abbott Laboratories 2,388,087 307,801
Medtronic PLC 1,878,201 225,121
STERIS PLC 421,999 98,638
$ 631,560
Healthcare - Services - 0 .97%
UnitedHealth Group Inc 229,647 105,746
Insurance - 4 .09%
Chubb Ltd 976,555 190,799
Fidelity National Financial Inc 3,218,238 154,186
Swiss Re AG ADR 4,139,012 100,413
$ 445,398
Machinery - Construction & Mining - 0 .68%
Caterpillar Inc 364,381 74,337
Machinery - Diversified - 2 .11%
Deere & Co 670,047 229,364
Media - 1 .72%
Cable One Inc 54,108 92,590
Comcast Corp - Class A 1,840,876 94,676
$ 187,266
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers - 3 .88%
Parker-Hannifin Corp 849,620 $ 251,989
Trane Technologies PLC 943,175 170,648
$ 422,637
Oil & Gas - 3 .84%
Chevron Corp 1,140,875 130,619
EOG Resources Inc 1,649,831 152,543
Marathon Petroleum Corp 2,052,727 135,336
$ 418,498
Pharmaceuticals - 9 .83%
Becton Dickinson and Co 847,623 203,082
Eli Lilly & Co 113,896 29,016
Merck & Co Inc 2,872,334 252,909
Novartis AG ADR 2,084,378 172,503
Pfizer Inc 3,342,785 146,213
Roche Holding AG ADR 5,503,429 265,981
$ 1,069,704
Pipelines - 1 .00%
Enterprise Products Partners LP 4,801,373 108,895
Private Equity - 3 .09%
KKR & Co Inc 4,216,737 335,947
REITs - 4 .43%
Alexandria Real Estate Equities Inc 883,843 180,427
Digital Realty Trust Inc 1,204,853 190,138
Realty Income Corp 1,567,099 111,938
$ 482,503
Retail - 3 .95%
Costco Wholesale Corp 402,034 197,616
Starbucks Corp 1,241,533 131,689
Target Corp 386,757 100,410
$ 429,715
Semiconductors - 3 .73%
Microchip Technology Inc 2,769,260 205,175
Taiwan Semiconductor Manufacturing Co Ltd
ADR
1,763,687 200,531
$ 405,706
Software - 4 .59%
Activision Blizzard Inc 1,468,779 114,844
Fidelity National Information Services Inc 871,372 96,496
Microsoft Corp 551,033 182,734
SAP SE ADR 730,512 105,763
$ 499,837
Telecommunications - 4 .53%
BCE Inc 5,111,608 263,094
Verizon Communications Inc 4,340,589 230,008
$ 493,102
Toys, Games & Hobbies - 0 .10%
Hasbro Inc 119,023 11,398
Transportation - 2 .46%
Expeditors International of Washington Inc 863,524 106,438
Union Pacific Corp 667,369 161,103
$ 267,541
TOTAL COMMON STOCKS $ 10,660,687
Total Investments $ 10,872,362
Other Assets and Liabilities -  0.14% 15,106
TOTAL NET ASSETS - 100.00% $ 10,887,468
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.

Schedule of Investments
Equity Income Fund
October 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 25 .56%
Consumer, Non-cyclical 23 .02%
Consumer, Cyclical 10 .43%
Technology 10 .05%
Industrial 10 .01%
Communications 6 .25%
Utilities 5 .33%
Energy 4 .84%
Basic Materials 2 .43%
Money Market Funds 1 .94%
Other Assets and Liabilities
0 .14%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 125,574 $ 3,577,334 $ 3,491,233 $ 211,675
$ 125,574 $ 3,577,334 $ 3,491,233 $ 211,675
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 6.99% Shares Held Value (000's)
Money Market Funds - 6.99%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
54,288,995 $ 54,289
TOTAL INVESTMENT COMPANIES $ 54,289
BONDS - 80.14%
Principal Amount
(000's) Value (000's)
Banks - 6.40%
Absa Group Ltd
6.38%, 05/27/2026
(d),(e),(f)
$ 4,275 $ 4,430
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Bank Hapoalim BM
3.26%, 01/21/2032
(e),(f),(g)
8,025 8,015
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Banque Centrale de Tunisie International Bond
5.63%, 02/17/2024 EUR 1,250 1,177
5.75%, 01/30/2025 $ 5,350 4,273
6.38%, 07/15/2026 EUR 3,525 3,236
HDFC Bank Ltd
3.70%, 08/25/2026
(d),(e),(f),(g)
$ 7,600 7,581
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.93%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 8,856 8,856
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(d),(e),(f)
7,175 7,121
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
QIB Sukuk Ltd
1.48%, 02/07/2025 5,000 5,056
3 Month USD LIBOR + 1.35%
$ 49,745
Building Materials - 1.08%
Cemex SAB de CV
5.13%, 06/08/2026
(d),(e),(g)
2,650 2,738
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.53%
5.20%, 09/17/2030
(g)
2,875 3,113
5.20%, 09/17/2030 2,350 2,544
$ 8,395
Chemicals - 1.33%
Sasol Financing USA LLC
4.38%, 09/18/2026 5,525 5,615
5.50%, 03/18/2031 4,575 4,700
$ 10,315
Commercial Services - 1.24%
Bidvest Group UK PLC/The
3.63%, 09/23/2026
(g)
6,250 6,266
StoneCo Ltd
3.95%, 06/16/2028
(g)
3,725 3,343
$ 9,609
Cosmetics & Personal Care - 0.21%
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(g)
1,649 1,631
Diversified Financial Services - 0.82%
Power Finance Corp Ltd
5.25%, 08/10/2028 5,710 6,361
Electric - 2.36%
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(g)
1,700 1,680
3.95%, 02/12/2030 4,550 4,497
Alfa Desarrollo SpA
4.55%, 09/27/2051
(g)
4,250 4,153
Comision Federal de Electricidad
5.00%, 09/29/2036 4,582 4,791
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Electric (continued)
India Green Power Holdings
4.00%, 02/22/2027
(g)
$ 2,400 $ 2,403
4.00%, 02/22/2027 800 801
$ 18,325
Engineering & Construction - 0.89%
State Agency of Roads of Ukraine
6.25%, 06/24/2028
(g)
5,600 5,489
6.25%, 06/24/2028 1,450 1,421
$ 6,910
Food - 0.47%
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(g)
3,725 3,678
Internet - 0.85%
United Group BV
4.00%, 11/15/2027 EUR 2,250 2,543
4.63%, 08/15/2028
(g)
3,575 4,091
$ 6,634
Iron & Steel - 0.63%
CSN Inova Ventures
6.75%, 01/28/2028 $ 4,600 4,885
Lodging - 0.93%
Melco Resorts Finance Ltd
5.25%, 04/26/2026 500 494
5.63%, 07/17/2027
(g)
1,250 1,252
5.63%, 07/17/2027 750 749
5.75%, 07/21/2028 2,500 2,491
Studio City Finance Ltd
5.00%, 01/15/2029 2,500 2,259
$ 7,245
Media - 0.34%
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(g)
2,650 2,670
Mining - 0.65%
Endeavour Mining PLC
5.00%, 10/14/2026
(g)
5,025 5,063
Oil & Gas - 11.92%
Ecopetrol SA
4.63%, 11/02/2031
(h)
6,275 6,228
5.88%, 11/02/2051
(h)
3,775 3,747
6.88%, 04/29/2030 3,550 4,100
Energean Israel Finance Ltd
4.50%, 03/30/2024
(g)
6,450 6,579
4.88%, 03/30/2026
(g)
3,475 3,531
5.38%, 03/30/2028
(g)
2,450 2,481
Kosmos Energy Ltd
7.13%, 04/04/2026 3,625 3,616
7.50%, 03/01/2028
(g)
2,600 2,548
7.50%, 03/01/2028 3,100 3,038
7.75%, 05/01/2027
(g)
2,525 2,525
Leviathan Bond Ltd
5.75%, 06/30/2023
(g)
2,500 2,593
6.13%, 06/30/2025
(g)
4,150 4,472
6.50%, 06/30/2027
(g)
5,275 5,750
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(g)
3,775 3,673
Petroleos Mexicanos
5.35%, 02/12/2028 6,050 6,038
5.95%, 01/28/2031 9,275 9,125
6.84%, 01/23/2030 5,650 5,906
Qatar Energy
2.25%, 07/12/2031
(g)
5,075 4,999
3.13%, 07/12/2041
(g)
4,350 4,390
3.30%, 07/12/2051
(g)
3,850 3,923
Tullow Oil PLC
10.25%, 05/15/2026
(g)
3,225 3,397
$ 92,659

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Pipelines - 1.29%
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(g)
$ 5,350 $ 5,211
2.16%, 03/31/2034 4,925 4,797
$ 10,008
Sovereign - 45.61%
1MDB Global Investments Ltd
4.40%, 03/09/2023 16,900 16,988
Angolan Government International Bond
9.50%, 11/12/2025 9,000 9,725
Argentine Republic Government International
Bond
0.50%, 07/09/2030
( i )
29,850 10,182
1.13%, 07/09/2035
( i )
19,681 6,072
Bahamas Government International Bond
6.00%, 11/21/2028 6,700 6,052
Chile Government International Bond
2.25%, 10/30/2022 4,000 4,063
Colombia Government International Bond
5.20%, 05/15/2049 2,500 2,516
5.63%, 02/26/2044 5,775 6,088
6.13%, 01/18/2041 4,500 4,998
Colombian TES
5.75%, 11/03/2027 COP 56,000,000 13,654
7.75%, 09/18/2030 55,700,000 14,739
Dominican Republic International Bond
4.50%, 01/30/2030 $ 1,250 1,261
4.88%, 09/23/2032 3,775 3,817
Ecuador Government International Bond
0.50%, 07/31/2040
( i )
7,250 4,332
1.00%, 07/31/2035
( i )
2,550 1,680
5.00%, 07/31/2030
( i )
850 705
Egypt Government International Bond
8.50%, 01/31/2047 3,500 3,234
Indonesia Treasury Bond
5.13%, 04/15/2027 IDR 152,350,000 10,835
6.50%, 02/15/2031 106,000,000 7,659
7.00%, 05/15/2027 87,450,000 6,611
9.00%, 03/15/2029 76,050,000 6,275
Iraq International Bond
5.80%, 01/15/2028 $ 13,041 12,676
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 14,750 16,644
4.88%, 01/30/2032
(g)
2,775 3,131
5.88%, 10/17/2031 1,550 1,858
Mexican Bonos
5.75%, 03/05/2026 MXN 237,800 10,906
7.50%, 06/03/2027 148,700 7,252
Mexico Government International Bond
4.13%, 01/21/2026 $ 2,000 2,210
Montenegro Government International Bond
2.88%, 12/16/2027
(g)
EUR 400 426
2.88%, 12/16/2027 1,600 1,705
Nigeria Government International Bond
7.14%, 02/23/2030 $ 11,650 11,744
8.25%, 09/28/2051
(g)
8,050 7,910
Oman Government International Bond
6.50%, 03/08/2047 3,825 3,774
6.75%, 01/17/2048 6,975 7,044
Republic of South Africa Government Bond
8.88%, 02/28/2035 ZAR 416,300 24,048
Romanian Government International Bond
2.63%, 12/02/2040 EUR 3,700 3,914
2.75%, 04/14/2041 3,225 3,426
2.88%, 04/13/2042 3,775 4,020
Russian Federal Bond - OFZ
6.10%, 07/18/2035 RUB 765,400 9,112
7.25%, 05/10/2034 2,063,600 27,432
BONDS (continued)
Principal Amount
(000’s) Value (000’s)
Sovereign (continued)
Saudi Government International Bond
2.88%, 03/04/2023 $ 3,100 $ 3,190
Senegal Government International Bond
5.38%, 06/08/2037 EUR 3,525 3,912
5.38%, 06/08/2037
(g)
2,900 3,218
Slovenia Government International Bond
5.25%, 02/18/2024 $ 5,000 5,509
Sri Lanka Government International Bond
6.20%, 05/11/2027 4,750 2,966
7.55%, 03/28/2030 500 312
7.85%, 03/14/2029 750 470
Turkey Government International Bond
5.25%, 03/13/2030 6,250 5,677
6.13%, 10/24/2028 6,250 6,122
6.50%, 09/20/2033 2,500 2,375
Ukraine Government International Bond
1.26%, 05/31/2040
( i )
7,900 8,315
6.88%, 05/21/2029
(g)
6,600 6,723
6.88%, 05/21/2029 1,475 1,502
7.25%, 03/15/2033 1,250 1,272
Zambia Government International Bond
0.00%, 04/14/2024
(b)
2,725 2,173
$ 354,454
Supranational Bank - 0.83%
Africa Finance Corp
2.88%, 04/28/2028
(g)
6,500 6,456
Telecommunications - 2.29%
MTN Mauritius Investments Ltd
5.37%, 02/13/2022 6,120 6,195
VEON Holdings BV
3.38%, 11/25/2027
(g)
4,175 4,187
3.38%, 11/25/2027 7,400 7,414
$ 17,796
TOTAL BONDS $ 622,839
CREDIT LINKED STRUCTURED NOTES
- 4.58%
Principal Amount
(000's) Value (000's)
Sovereign - 4.58%
China Government Bond - JPMorgan Chase
3.27%, 11/19/2030
(g)
CNY 223,200 $ 35,567
TOTAL CREDIT LINKED STRUCTURED NOTES $ 35,567
Total Investments $ 712,695
Other Assets and Liabilities -  8.29% 64,459
TOTAL NET ASSETS - 100.00% $ 777,154
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security is a contingent convertible security, (" CoCo "). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $27,147 or 3.49% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $186,856 or 24.04% of net assets.
(h) Security purchased on a when-issued basis.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2021
See accompanying notes.

( i ) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Location Percent
United States 9.83%
Colombia 7.21%
Mexico 7.03%
Russian Federation 4.70%
China 4.58%
Israel 4.30%
Indonesia 4.04%
South Africa 3.66%
Ukraine 3.18%
Cote d'Ivoire 2.78%
India 2.59%
Nigeria 2.53%
Virgin Islands, British 2.48%
Cayman Islands 2.35%
Netherlands 2.34%
Argentina 2.09%
United Kingdom 1.90%
Turkey 1.83%
Qatar 1.71%
Iraq 1.63%
Jersey, Channel Islands 1.50%
Romania 1.46%
Oman 1.40%
Angola 1.25%
Mauritius 1.21%
Azerbaijan 1.14%
Tunisia 1.12%
Chile 1.05%
Luxembourg 0.94%
Brazil 0.92%
Senegal 0.91%
Ecuador 0.87%
Supranational 0.83%
Bahamas 0.78%
Slovenia 0.71%
Dominican Republic 0.65%
Sri Lanka 0.48%
Egypt 0.42%
Saudi Arabia 0.41%
Ireland 0.34%
Montenegro 0.28%
Zambia 0.28%
Other Assets and Liabilities
8.29%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 33,964 $ 984,041 $ 963,716 $ 54,289
$ 33,964 $ 984,041 $ 963,716 $ 54,289
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; December 2021 Short 46 $ 8,940 $ 202
US 10 Year Note; December 2021 Short 153 19,998 345
US 2 Year Note; December 2021 Short 380 83,315 (1)
Total $ 546
Amounts in thousands except contracts.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2021
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 11/10/2021 BRL 151,700 $ 27,306 $ — $ (470)
Citigroup Inc 11/10/2021 CZK 521,100 $ 23,804 — (341)
Citigroup Inc 11/10/2021 EUR 26,700 $ 31,017 — (148)
Citigroup Inc 11/10/2021 PLN 91,300 $ 23,086 — (200)
Citigroup Inc 11/10/2021 $ 26,975 BRL 149,000 614 —
Citigroup Inc 11/10/2021 $ 18,930 MXN 385,400 232 —
Citigroup Inc 11/10/2021 $ 39,183 EUR 33,450 509 —
HSBC Securities Inc 11/10/2021 INR 2,303,300 $ 31,065 — (340)
HSBC Securities Inc 11/10/2021 $ 11,345 INR 857,700 — (96)
HSBC Securities Inc 11/10/2021 $ 14,281 RUB 1,026,300 48 (228)
JPMorgan Chase 11/10/2021 BRL 85,400 $ 15,377 — (269)
JPMorgan Chase 11/10/2021 CNY 103,161 $ 16,014 76 —
JPMorgan Chase 11/10/2021 COP 5,300,000 $ 1,392 15 —
JPMorgan Chase 11/10/2021 EUR 26,750 $ 31,003 — (76)
JPMorgan Chase 11/10/2021 HUF 9,680,000 $ 31,283 23 (213)
JPMorgan Chase 11/10/2021 MXN 960,700 $ 46,662 181 (235)
JPMorgan Chase 11/10/2021 PLN 32,000 $ 8,113 — (92)
JPMorgan Chase 11/10/2021 ZAR 768,200 $ 52,099 — (1,847)
JPMorgan Chase 11/10/2021 $ 7,746 RUB 569,200 — (274)
JPMorgan Chase 11/10/2021 $ 19,273 INR 1,445,600 27 (37)
JPMorgan Chase 11/10/2021 $ 7,764 HUF 2,417,000 — —
JPMorgan Chase 11/10/2021 $ 11,787 CZK 260,000 81 —
JPMorgan Chase 11/10/2021 $ 7,757 PLN 30,900 12 —
JPMorgan Chase 11/10/2021 $ 51,024 CNY 330,900 — (587)
JPMorgan Chase 11/10/2021 $ 38,832 MXN 802,500 55 (156)
JPMorgan Chase 11/10/2021 $ 16,343 BRL 88,100 757 —
JPMorgan Chase 11/10/2021 $ 23,382 EUR 20,000 259 —
JPMorgan Chase 11/10/2021 $ 37,244 COP 143,225,000 — (781)
JPMorgan Chase 11/10/2021 $ 15,455 TRY 148,400 96 (26)
JPMorgan Chase 11/10/2021 $ 52,420 ZAR 795,100 410 (1)
JPMorgan Chase 11/30/2021 $ 54,959 EUR 47,394 147 —
Total $ 3,542 $ (6,417)
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Thai Baht Interest
Rate Fixing
Receive 0.70% Semiannual Semiannual N/A 12/15/2023 THB 2,600,000 $ 319 $ — $ 319
6 Month Warsaw Interbank
Offered Rate
Receive 1.40% Annual Semiannual N/A 02/09/2031 PLN 23,600 671 (18) 653
6 Month Warsaw Interbank
Offered Rate
Pay 1.90% Semiannual Annual N/A 06/16/2031 43,600 (293) (507) (800)
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 83,400 364 554 918
6 Month Warsaw Interbank
Offered Rate
Pay 1.90% Semiannual Annual N/A 06/16/2031 37,000 (281) (398) (679)
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 61,300 264 411 675
6 Month Warsaw Interbank
Offered Rate
Pay 1.67% Semiannual Annual N/A 09/10/2026 62,500 (572) (116) (688)
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 62,500 693 (5) 688
6 Month Warsaw Interbank
Offered Rate
Receive 1.90% Annual Semiannual N/A 06/16/2031 7,000 127 1 128
6 Month Warsaw Interbank
Offered Rate
Receive 1.67% Annual Semiannual N/A 09/10/2026 62,500 751 (63) 688
6 Month Warsaw Interbank
Offered Rate
Pay 1.90% Semiannual Annual N/A 06/16/2031 32,500 (543) (53) (596)
6 Month Warsaw Interbank
Offered Rate
Receive 1.40% Annual Semiannual N/A 02/09/2031 6,000 105 61 166
6 Month Warsaw Interbank
Offered Rate
Receive 1.90% Annual Semiannual N/A 06/16/2031 25,000 428 31 459

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
October 31, 2021
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
6 Month Warsaw Interbank
Offered Rate
Receive 1.40% Annual Semiannual N/A 02/09/2031 PLN 37,800 $ 655 $ 391 $ 1,046
6 Month Warsaw Interbank
Offered Rate
Receive 1.90% Annual Semiannual N/A 06/16/2031 113,600 2,063 21 2,084
6 Month Warsaw Interbank
Offered Rate
Receive 1.40% Annual Semiannual N/A 02/09/2031 9,000 175 74 249
6 Month Warsaw Interbank
Offered Rate
Pay 1.40% Semiannual Annual N/A 02/09/2031 12,000 (270) (62) (332)
6 Month Warsaw Interbank
Offered Rate
Receive 1.40% Annual Semiannual N/A 02/09/2031 2,000 41 14 55
6 Month Warsaw Interbank
Offered Rate
Pay 1.90% Semiannual Annual N/A 06/16/2031 32,500 (524) (72) (596)
India Overnight Mumbai
Interbank Outright Rate
Receive 5.46% Annual Annual N/A 10/07/2026 INR 2,686,000 246 — 246
India Overnight Mumbai
Interbank Outright Rate
Receive 5.46% Annual Annual N/A 10/07/2026 1,348,000 10 113 123
India Overnight Mumbai
Interbank Outright Rate
Receive 5.46% Annual Annual N/A 10/07/2026 1,348,000 37 86 123
MXN TIIE Banxico Receive 7.20% Monthly Monthly N/A 12/13/2023 MXN 804,000 49 109 158
MXN TIIE Banxico Receive 7.20% Monthly Monthly N/A 12/13/2023 804,000 163 (2) 161
MXN TIIE Banxico Pay 7.52% Monthly Monthly N/A 12/09/2026 356,700 (75) 1 (74)
MXN TIIE Banxico Pay 7.52% Monthly Monthly N/A 12/09/2026 356,700 (24) (49) (73)
Total $ 4,579 $ 522 $ 5,101
Amounts in thousands.
(a)     Forward swap.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 11/17/2021
66,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 11/17/2021 $ 4,013 $ — $ 161 $ —
HSBC Securities Inc Egypt Treasury Bills,
0.00%, 12/14/2021
186,500,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 12/15/2021 11,520 — 194 —
JPMorgan Chase Ghana Government
Bond, 19.25%,
12/19/2023
32,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 12/19/2023 5,719 — — (185)
JPMorgan Chase Ghana Government
Bond, 19.50%,
07/09/2024
3,800,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 07/09/2024 653 — — (2)
JPMorgan Chase Ghana Treasury Note,
17.60%, 02/20/2023
7,900,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/21/2023 1,284 — 33 —
JPMorgan Chase Ghana Treasury Note,
17.60%, 02/20/2023
12,000,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/21/2023 1,950 — 51 —
JPMorgan Chase Ghana Treasury Note,
17.60%, 02/20/2023
2,400,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/21/2023 390 — 8 —
JPMorgan Chase Ghana Treasury Note,
17.60%, 02/20/2023
300,000 Receive 3 Month USD
LIBOR + 0.80%
Quarterly 02/21/2023 49 — 1 —
Total $ — $ 448 $ (187)
Amounts in thousands except contracts.

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 3.86% Shares Held Value (000's)
Exchange-Traded Funds - 0.47%
iShares iBoxx $ Investment Grade Corporate
Bond ETF
(a)
27,000 $ 3,604
iShares MSCI EAFE ETF 81,579 6,566
iShares Russell 1000 ETF 24,548 6,343
SPDR Bloomberg High Yield Bond ETF
(a)
40,000 4,345
$ 20,858
Money Market Funds - 3.39%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
2,979,677 2,980
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
149,439,923 149,440
$ 152,420
TOTAL INVESTMENT COMPANIES $ 173,278
COMMON STOCKS - 30.42% Shares Held Value (000's)
Aerospace & Defense - 0.60%
CAE Inc
(e)
45,900 $ 1,392
Elbit Systems Ltd 669 105
General Dynamics Corp 16,066 3,257
HEICO Corp 10,300 1,436
Lockheed Martin Corp 28,246 9,387
Northrop Grumman Corp 28,139 10,052
TransDigm Group Inc
(e)
1,958 1,221
$ 26,850
Agriculture - 0.07%
Imperial Brands PLC 156,785 3,308
Airlines - 0.03%
SkyWest Inc
(e)
16,417 706
Wizz Air Holdings Plc
(e),(f)
9,622 609
$ 1,315
Apparel - 0.36%
Eclat Textile Co Ltd 49,000 1,071
LVMH Moet Hennessy Louis Vuitton SE 7,011 5,498
NIKE Inc 43,868 7,339
Puma SE 15,312 1,899
Tapestry Inc 10,601 413
$ 16,220
Automobile Manufacturers - 0.17%
Ferrari NV 18,282 4,338
Volkswagen AG 5,739 1,866
Volvo AB - A Shares 57,771 1,366
$ 7,570
Automobile Parts & Equipment - 0.05%
Denso Corp 16,400 1,189
Gentex Corp 27,444 971
$ 2,160
Banks - 0.86%
Banca Mediolanum SpA 72,415 730
Bangkok Bank PCL 104,000 385
Bank Hapoalim BM 28,569 281
Bank Leumi Le-Israel BM 36,544 349
BDO Unibank Inc 849,160 2,090
Cathay General Bancorp 29,692 1,253
Citizens Financial Group Inc 40,403 1,914
Comerica Inc 23,809 2,026
Commerce Bancshares Inc/MO 10,021 707
Cullen/Frost Bankers Inc 13,925 1,803
Danske Bank A/S 13,704 232
DBS Group Holdings Ltd 33,300 778
DNB Bank ASA 17,526 417
First Citizens BancShares Inc/NC 779 634
First Horizon Corp 51,563 875
First Republic Bank/CA 22,593 4,888
Fukuoka Financial Group Inc 35,000 629
Goldman Sachs Group Inc/The 8,403 3,474
Huntington Bancshares Inc/OH 99,134 1,560
ICICI Bank Ltd ADR 76,989 1,628
Independent Bank Corp/MI 53,935 1,215
Israel Discount Bank Ltd
(e)
29,278 177
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Mediobanca Banca di Credito Finanziario SpA 140,398 $ 1,675
Mizrahi Tefahot Bank Ltd 3,531 129
Oversea-Chinese Banking Corp Ltd 62,000 542
Paragon Banking Group PLC 166,752 1,250
Regions Financial Corp 85,191 2,017
Resona Holdings Inc 159,000 597
TCS Group Holding PLC 12,215 1,254
United Overseas Bank Ltd 21,500 428
Western Alliance Bancorp 12,984 1,507
Zions Bancorp NA 22,245 1,401
$ 38,845
Beverages - 0.02%
Carlsberg AS 1,996 329
Coca-Cola Europacific Partners PLC 13,219 696
$ 1,025
Biotechnology - 0.18%
Corteva Inc 69,572 3,002
CSL Ltd 22,754 5,177
$ 8,179
Building Materials - 0.73%
AGC Inc 18,000 896
China Lesso Group Holdings Ltd 699,000 1,080
HeidelbergCement AG 26,310 1,981
Holcim Ltd
(e)
79,512 3,966
Kingspan Group PLC 22,378 2,541
Lennox International Inc 3,211 961
Louisiana-Pacific Corp 9,601 566
Martin Marietta Materials Inc 7,768 3,052
Masco Corp 35,729 2,343
Nibe Industrier AB 140,579 2,091
Owens Corning 9,818 917
ROCKWOOL International A/S 166 76
Sika AG 14,395 4,877
Vulcan Materials Co 15,174 2,885
Wienerberger AG 36,113 1,278
Xinyi Glass Holdings Ltd 706,000 1,990
Zurn Water Solutions Corp 37,635 1,365
$ 32,865
Chemicals - 0.09%
Arkema SA 7,067 967
Denka Co Ltd 17,300 566
ICL Group Ltd 17,766 152
Nissan Chemical Corp 11,500 640
Novozymes A/S 4,081 300
Sumitomo Bakelite Co Ltd 18,000 809
Tokai Carbon Co Ltd 49,000 641
Yara International ASA 3,285 172
$ 4,247
Commercial Services - 0.81%
Ashtead Group PLC 19,211 1,610
Automatic Data Processing Inc 35,054 7,869
Booz Allen Hamilton Holding Corp 30,262 2,629
Cengage Learning Holdings II Inc
(e)
34,465 724
GMO Payment Gateway Inc 4,600 583
MarketAxess Holdings Inc 4,814 1,967
Moody's Corp 19,545 7,899
Nihon M&A Center Holdings Inc 33,500 1,029
Omni Bridgeway Ltd
(e)
300,664 706
Quanta Services Inc 13,036 1,581
Rollins Inc 29,188 1,028
Service Corp International/US 21,074 1,443
TransUnion 19,232 2,217
Triton International Ltd 13,404 834
Verisk Analytics Inc 20,453 4,301
$ 36,420

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers - 0.80%
Accenture PLC - Class A 33,045 $ 11,856
Amdocs Ltd 12,188 949
Apple Inc 21,590 3,234
Bechtle AG 26,358 1,977
Capgemini SE 8,956 2,088
Cognizant Technology Solutions Corp 42,830 3,345
Genpact Ltd 17,253 851
HP Inc 109,088 3,309
Logitech International SA 37,130 3,106
NSD Co Ltd 27,800 530
Obic Co Ltd 3,800 703
SCSK Corp 17,300 350
Teleperformance 8,519 3,558
$ 35,856
Consumer Products - 0.05%
Clorox Co/The 11,727 1,911
Reynolds Consumer Products Inc 6,995 189
$ 2,100
Cosmetics & Personal Care - 0.17%
Kao Corp 45,100 2,551
Unilever PLC 93,157 4,988
$ 7,539
Distribution & Wholesale - 0.92%
AKR Corporindo Tbk PT 4,560,700 1,376
ATD New Holdings Inc
(e),(g)
385,347 26,589
Fastenal Co 108,782 6,210
Mitsui & Co Ltd 142,500 3,261
Pool Corp 5,016 2,584
Toromont Industries Ltd 16,300 1,450
$ 41,470
Diversified Financial Services - 0.75%
Acom Co Ltd 81,800 273
Cboe Global Markets Inc 10,020 1,322
Evercore Inc - Class A 5,148 782
Hana Financial Group Inc 23,014 887
Jefferies Financial Group Inc 20,614 886
LPL Financial Holdings Inc 10,661 1,749
Magellan Financial Group Ltd 20,261 533
Mastercard Inc 19,041 6,389
Mitsubishi HC Capital Inc 84,000 421
Nomura Holdings Inc 288,800 1,375
OneMain Holdings Inc 11,409 602
ORIX Corp 114,900 2,284
RAM Essential Services Property Fund
(e)
772,767 573
SBI Holdings Inc/Japan 27,000 700
SEI Investments Co 14,108 889
Singapore Exchange Ltd 14,600 105
SLM Corp 41,452 761
T Rowe Price Group Inc 29,032 6,296
Virtu Financial Inc 20,809 518
Visa Inc 29,825 6,316
$ 33,661
Electric - 3.63%
Alliant Energy Corp 216,805 12,265
Ameren Corp 163,594 13,790
CMS Energy Corp 231,209 13,953
Dominion Energy Inc 100,000 7,593
DTE Energy Co 21,000 2,380
Edison International 184,238 11,594
Emera Inc
(a)
135,000 6,281
Enel SpA 975,000 8,163
Entergy Corp 151,585 15,616
Eversource Energy 65,320 5,546
Exelon Corp 210,000 11,170
Mercury NZ Ltd 15,754 69
Meridian Energy Ltd 29,629 106
NextEra Energy Inc 180,900 15,436
Northland Power Inc 20,900 672
Orsted AS
(f)
3,759 531
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
PG&E Corp
(e)
335,000 $ 3,886
Portland General Electric Co 34,282 1,690
Public Service Enterprise Group Inc 84,952 5,420
Sempra Energy 11,165 1,425
WEC Energy Group Inc 140,383 12,643
Xcel Energy Inc 202,520 13,081
$ 163,310
Electrical Components & Equipment - 0.14%
AMETEK Inc 14,016 1,856
Ecopro BM Co Ltd 2,927 1,029
Frencken Group Ltd 2,010,800 3,413
$ 6,298
Electronics - 0.41%
AEM Holdings Ltd 372,700 1,161
Agilent Technologies Inc 39,209 6,175
Allegion plc 8,460 1,085
Amphenol Corp 75,252 5,777
Garmin Ltd 19,503 2,801
Mycronic AB 22,318 518
SYNNEX Corp 7,267 763
Venture Corp Ltd 5,000 70
$ 18,350
Energy - Alternate Sources - 0.02%
Vestas Wind Systems A/S 20,066 867
Engineering & Construction - 0.10%
Eiffage SA 15,083 1,552
EXEO Group Inc 18,700 432
Grupo Aeroportuario del Pacifico SAB de CV
(e)
83,100 1,050
Keppel Corp Ltd 26,700 107
Singapore Technologies Engineering Ltd 28,600 81
SPIE SA 47,080 1,145
$ 4,367
Entertainment - 0.22%
Entain PLC
(e)
33,237 931
Evolution AB
(f)
16,741 2,718
Genting Singapore Ltd 111,600 65
Kindred Group PLC 63,193 888
La Francaise des Jeux SAEM
(f)
30,733 1,596
Tabcorp Holdings Ltd 418,247 1,575
Vail Resorts Inc 6,105 2,104
$ 9,877
Food - 0.46%
Carrefour SA 108,416 1,963
Empire Co Ltd 23,000 688
Hershey Co/The 18,853 3,306
J Sainsbury PLC 378,397 1,550
Jeronimo Martins SGPS SA 44,502 1,008
Kobe Bussan Co Ltd
(a)
15,200 523
Koninklijke Ahold Delhaize NV 153,811 5,004
Metcash Ltd 235,157 725
Metro Inc/CN 34,100 1,716
Mowi ASA 8,282 240
Nissin Foods Holdings Co Ltd 5,900 451
Orkla ASA 14,154 138
Sonae SGPS SA 771,584 849
Toyo Suisan Kaisha Ltd 8,400 362
Tyson Foods Inc 27,070 2,165
Wilmar International Ltd 35,200 112
$ 20,800
Forest Products & Paper - 0.05%
West Fraser Timber Co Ltd 26,100 2,090
Gas - 0.79%
Atmos Energy Corp 160,471 14,783
Naturgy Energy Group SA 51,428 1,352
NiSource Inc 526,447 12,987
ONE Gas Inc 81,575 5,490
UGI Corp 25,017 1,086
$ 35,698

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0.16%
Regal Rexnord Corp 7,750 $ 1,180
Snap-on Inc 5,032 1,023
Stanley Black & Decker Inc 20,796 3,738
Techtronic Industries Co Ltd 65,500 1,346
$ 7,287
Healthcare - Products - 0.87%
Abbott Laboratories 60,740 7,829
Ambu A/S 3,327 95
Carl Zeiss Meditec AG
(a)
4,012 808
Cochlear Ltd 12,378 2,070
Coloplast A/S 2,361 386
DiaSorin SpA 3,651 825
Fisher & Paykel Healthcare Corp Ltd 13,333 299
Osstem Implant Co Ltd 19,767 2,095
PerkinElmer Inc 14,427 2,552
Sartorius Stedim Biotech 4,011 2,211
STERIS PLC 10,546 2,465
Straumann Holding AG 2,218 4,617
Thermo Fisher Scientific Inc 13,609 8,615
West Pharmaceutical Services Inc 9,470 4,071
$ 38,938
Healthcare - Services - 0.34%
BioMerieux 13,333 1,698
Chemed Corp 3,478 1,677
Encompass Health Corp 8,333 530
Eurofins Scientific SE 19,365 2,285
ICON PLC
(e)
3,808 1,092
Integral Diagnostics Ltd 272,939 965
NMC Health PLC
(e),(g)
9,858 —
Notre Dame Intermedica Participacoes SA 60,700 691
Pharmaron Beijing Co Ltd
(f)
53,000 1,147
Quest Diagnostics Inc 34,400 5,050
Ryman Healthcare Ltd 9,831 102
$ 15,237
Holding Companies - Diversified - 0.07%
CK Hutchison Holdings Ltd 322,000 2,159
Jardine Matheson Holdings Ltd 13,982 812
$ 2,971
Home Builders - 0.36%
DR Horton Inc 47,128 4,207
Iida Group Holdings Co Ltd 30,000 740
Lennar Corp - A Shares 60,552 6,051
Lennar Corp - B Shares 3,491 286
Persimmon PLC 45,173 1,683
PulteGroup Inc 45,055 2,166
Toll Brothers Inc 19,873 1,196
$ 16,329
Home Furnishings - 0.10%
GN Store Nord AS 2,469 150
Howden Joinery Group PLC 72,078 907
Sharp Corp/Japan 19,900 234
Targus Group International Inc
(e),(g)
75,880 4
Tempur Sealy International Inc 40,586 1,805
Whirlpool Corp 5,776 1,218
$ 4,318
Housewares - 0.02%
Scotts Miracle-Gro Co/The 5,286 785
Insurance - 2.16%
Admiral Group PLC 75,535 2,967
Allstate Corp/The 24,215 2,995
American Financial Group Inc/OH 27,724 3,772
Arthur J Gallagher & Co 15,854 2,658
ASR Nederland NV 40,417 1,889
Assicurazioni Generali SpA 195,672 4,261
Aviva PLC 886,418 4,783
AXA SA 184,793 5,376
Brown & Brown Inc 30,199 1,906
Cincinnati Financial Corp 19,299 2,344
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Everest Re Group Ltd 3,737 $ 977
Fairfax Financial Holdings Ltd 3,600 1,458
Fidelity National Financial Inc 93,642 4,486
First American Financial Corp 10,031 734
Gjensidige Forsikring ASA 3,770 94
Globe Life Inc 9,557 851
Hanover Insurance Group Inc/The 14,283 1,800
Hartford Financial Services Group Inc/The 33,620 2,452
Insurance Australia Group Ltd 194,892 706
Intact Financial Corp 23,600 3,164
Japan Post Holdings Co Ltd 147,800 1,136
Kemper Corp 5,744 364
Manulife Financial Corp 260,800 5,081
Marsh & McLennan Cos Inc 49,914 8,325
Mercury General Corp 3,426 187
MGIC Investment Corp 31,834 514
NN Group NV 85,052 4,546
Old Republic International Corp 36,053 931
Phoenix Group Holdings PLC 146,523 1,315
Primerica Inc 8,738 1,470
Progressive Corp/The 108,420 10,287
Qualitas Controladora SAB de CV 235,400 1,086
SCOR SE 28,061 945
Sompo Holdings Inc 29,900 1,297
Swiss Life Holding AG 3,341 1,833
Swiss Re AG 45,812 4,438
Travelers Cos Inc/The 21,146 3,402
Tryg A/S 7,152 170
$ 97,000
Internet - 0.39%
CDW Corp/DE 41,139 7,678
Cogent Communications Holdings Inc 64,824 4,965
CyberAgent Inc 44,800 751
M3 Inc 49,000 2,888
MonotaRO Co Ltd 27,700 631
Vnet Group Inc ADR
(e)
24,662 387
ZOZO Inc 13,800 443
$ 17,743
Investment Companies - 0.01%
SIMPAR SA 363,700 659
Iron & Steel - 0.61%
APERAM SA 9,458 564
ArcelorMittal SA 126,734 4,286
Evraz PLC 84,576 718
Fortescue Metals Group Ltd 248,883 2,593
Reliance Steel & Aluminum Co 5,281 772
Specialty Steel Holdings, Inc.
(e),(g),(h)
87 17,884
Steel Dynamics Inc 9,313 616
$ 27,433
Leisure Products & Services - 0.02%
Yamaha Motor Co Ltd 27,800 775
Lodging - 0.06%
Choice Hotels International Inc 2,586 364
City Developments Ltd 7,400 40
Galaxy Entertainment Group Ltd
(e)
228,000 1,227
Travel + Leisure Co 15,881 863
$ 2,494
Machinery - Construction & Mining - 0.07%
Mitsubishi Electric Corp 171,200 2,299
Oshkosh Corp 6,437 689
$ 2,988
Machinery - Diversified - 0.24%
Cognex Corp 13,225 1,158
Dover Corp 16,862 2,851
Ebara Corp 18,900 1,031
Graco Inc 21,624 1,626
Spirax-Sarco Engineering PLC 12,221 2,609

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Toro Co/The 13,837 $ 1,321
$ 10,596
Media - 0.50%
Altice USA Inc
(e)
610,291 9,948
Comcast Corp - Class A 50,000 2,572
FactSet Research Systems Inc 4,885 2,168
Nexstar Media Group Inc 3,877 581
Schibsted ASA - A Shares 1,379 71
Schibsted ASA - B Shares 1,832 83
Shaw Communications Inc 243,300 7,007
$ 22,430
Metal Fabrication & Hardware - 0.02%
SKF AB 34,921 811
Mining - 1.10%
Anglo American PLC 122,814 4,672
Arctic Canadian Diamond Co Ltd
(e),(g)
6,589 988
B2Gold Corp 141,200 583
Barrick Gold Corp 248,100 4,553
Boliden AB
(e)
78,909 2,782
Evolution Mining Ltd 266,396 723
Kirkland Lake Gold Ltd 37,400 1,577
Newmont Corp 50,131 2,707
Norsk Hydro ASA 25,343 186
Northern Star Resources Ltd 162,441 1,125
OZ Minerals Ltd 8,120 154
Real Alloy Holding Inc
(e),(g)
362 19,196
Rio Tinto Ltd 54,558 3,738
Rio Tinto PLC 70,033 4,367
Southern Copper Corp 7,932 476
Sumitomo Metal Mining Co Ltd 23,100 896
Yamana Gold Inc 135,000 530
$ 49,253
Miscellaneous Manufacturers - 0.19%
A O Smith Corp 12,469 911
Elite Material Co Ltd 147,000 1,273
Trelleborg AB 20,715 474
Utex Industries
(e),(g)
120,675 5,793
Utex Industries - Warrants
(e)
53,725 —
$ 8,451
Oil & Gas - 0.21%
Aker BP ASA 43,682 1,676
DCC PLC 22,236 1,855
Equinor ASA 18,416 467
Lundin Energy AB 57,742 2,281
Marathon Oil Corp 84,978 1,387
Pioneer Natural Resources Co 6,088 1,138
SandRidge Energy Inc
(e)
286 4
SandRidge Energy Inc - Warrants
(e)
248 —
SandRidge Energy Inc - Warrants
(e)
104 —
Santos Ltd 103,263 542
$ 9,350
Packaging & Containers - 0.12%
Crown Holdings Inc 16,708 1,737
DS Smith PLC 152,312 799
SIG Combibloc Group AG
(e)
48,104 1,258
Silgan Holdings Inc 10,784 434
Westrock Co 26,034 1,252
$ 5,480
Pharmaceuticals - 0.78%
Amplifon SpA 40,072 2,039
Bristol-Myers Squibb Co 46,403 2,710
Chugai Pharmaceutical Co Ltd 74,600 2,789
Cigna Corp 13,723 2,931
GlaxoSmithKline PLC 257,811 5,352
Ipsen SA 12,141 1,257
Nippon Shinyaku Co Ltd 10,000 801
Novartis AG 56,043 4,636
Novo Nordisk A/S 33,463 3,669
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Ono Pharmaceutical Co Ltd 34,500 $ 724
Ship Healthcare Holdings Inc 17,900 470
Zoetis Inc 36,252 7,838
$ 35,216
Pipelines - 0.06%
Keyera Corp
(a)
49,900 1,279
ONEOK Inc 23,808 1,515
$ 2,794
Private Equity - 0.21%
Capitaland Investment Ltd/Singapore
(e)
457,700 1,167
Centuria Capital Group 335,902 817
EQT AB 23,479 1,240
Intermediate Capital Group PLC 76,389 2,291
KKR & Co Inc 49,295 3,928
$ 9,443
Real Estate - 0.70%
A-Living Smart City Services Co Ltd
(f)
327,750 1,088
Azrieli Group Ltd 1,070 100
Castellum AB
(a)
71,465 1,905
CBRE Group Inc
(e)
17,201 1,790
Echo Investment SA
(a)
46,460 54
ESR Kendall Square REIT Co Ltd 88,730 518
Fabege AB 54,789 927
FirstService Corp 5,300 1,057
Hongkong Land Holdings Ltd 414,756 2,290
Hulic Co Ltd 29,800 287
Hysan Development Co Ltd 251,000 871
LEG Immobilien SE 7,139 1,062
Midea Real Estate Holding Ltd
(f)
330,000 570
Mitsubishi Estate Co Ltd 134,700 2,047
Mitsui Fudosan Co Ltd 141,670 3,239
New World Development Co Ltd 413,395 1,793
REA Group Ltd 9,949 1,207
Sun Hung Kai Properties Ltd 273,000 3,620
Sunac Services Holdings Ltd
(f)
538,000 1,086
TAG Immobilien AG 44,106 1,340
UOL Group Ltd 8,400 45
Vonovia SE 54,415 3,301
Wihlborgs Fastigheter AB 38,946 923
Zhongliang Holdings Group Co Ltd 571,000 265
$ 31,385
REITs - 3.74%
Activia Properties Inc 128 525
Agree Realty Corp 2,634 187
AIMS APAC REIT 393,190 420
Alexandria Real Estate Equities Inc 11,218 2,290
Allied Properties Real Estate Investment Trust 21,300 736
alstria office REIT-AG 34,170 639
American Assets Trust Inc 8,565 324
American Homes 4 Rent 64,670 2,626
American Tower Corp 33,029 9,313
Apartment Income REIT Corp 30,736 1,648
Arena REIT 104,385 355
Ascendas Real Estate Investment Trust 61,200 140
AvalonBay Communities Inc 14,226 3,367
Big Yellow Group PLC 39,382 796
Blackstone Mortgage Trust Inc 73,752 2,426
Brandywine Realty Trust 110,626 1,465
Broadstone Net Lease Inc 51,009 1,356
Camden Property Trust 17,058 2,782
CapitaLand Integrated Commercial Trust 671,000 1,069
CareTrust REIT Inc 52,891 1,097
Centuria Industrial REIT 316,366 873
Charter Hall Group 108,865 1,428
CoreSite Realty Corp 58,130 8,281
Cousins Properties Inc 23,075 914
CRE Logistics REIT Inc 521 1,014
Cromwell European Real Estate Investment Trust 273,680 835
CubeSmart 47,485 2,612

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
CyrusOne Inc 12,262 $ 1,006
Daiwa House REIT Investment Corp 317 910
Daiwa Office Investment Corp 63 407
Dexus 240,334 1,971
Dream Industrial Real Estate Investment Trust 183,930 2,519
Duke Realty Corp 31,683 1,782
Equinix Inc 7,203 6,030
ESR-REIT 1,391,925 496
Essex Property Trust Inc 5,731 1,948
Far East Hospitality Trust 483,730 232
First Industrial Realty Trust Inc 66,286 3,859
Gecina SA 6,681 935
GLP J-Reit 746 1,217
Goodman Group 56,496 935
Granite Real Estate Investment Trust 7,600 616
Healthcare Trust of America Inc 36,618 1,223
HealthCo REIT
(e)
87,305 140
Highwoods Properties Inc 21,135 948
Independence Realty Trust Inc 164,947 3,898
Industrial & Infrastructure Fund Investment Corp 517 948
Industrial Logistics Properties Trust 107,432 3,018
Ingenia Communities Group 109,951 544
Inmobiliaria Colonial Socimi SA 52,462 510
InvenTrust Properties Corp 18,348 435
Invitation Homes Inc 103,202 4,257
Irongate Group 456,324 551
Kilroy Realty Corp 13,905 937
Klepierre SA 24,401 581
Lendlease Global Commercial REIT 318,100 207
Link REIT 192,700 1,707
Mapletree Commercial Trust 39,600 64
Mapletree Industrial Trust 574,930 1,174
Mapletree Logistics Trust 369,722 554
Medical Properties Trust Inc 87,697 1,871
Merlin Properties Socimi SA 119,511 1,294
MGM Growth Properties LLC 66,677 2,626
Minto Apartment Real Estate Investment Trust
(f)
17,416 323
Mitsui Fudosan Logistics Park Inc 184 978
Mori Hills REIT Investment Corp 369 500
New Residential Investment Corp 119,050 1,352
NewRiver REIT PLC 132,149 141
NexPoint Residential Trust Inc 25,769 1,825
Nexus Real Estate Investment Trust
(a)
126,100 1,352
Nippon Accommodations Fund Inc 221 1,233
NSI NV 21,618 867
Park Hotels & Resorts Inc
(e)
40,984 759
Plymouth Industrial REIT Inc 43,891 1,122
Primary Health Properties PLC 168,588 354
Prologis Inc 29,509 4,278
Rexford Industrial Realty Inc 15,876 1,067
Sabra Health Care REIT Inc 150,963 2,136
SBA Communications Corp 31,799 10,981
Segro PLC 314,319 5,555
Sekisui House Reit Inc 1,990 1,504
SF Real Estate Investment Trust
(e)
1,745,000 855
Simon Property Group Inc 4,678 686
SL Green Realty Corp 6,606 463
STAG Industrial Inc 47,780 2,080
STORE Capital Corp 106,455 3,654
Summit Industrial Income REIT 108,149 2,066
Sun Communities Inc 23,412 4,588
Sunstone Hotel Investors Inc
(e)
51,396 634
Tritax Big Box REIT PLC 517,641 1,593
UNITE Group PLC/The 46,410 693
Ventas Inc 63,348 3,381
VICI Properties Inc 268,326 7,875
Welltower Inc 7,601 611
Weyerhaeuser Co 21,771 778
$ 168,152
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 1.41%
Advance Auto Parts Inc 6,161 $ 1,389
Alimentation Couche-Tard Inc 115,000 4,313
Best Buy Co Inc 27,217 3,327
Bloomin' Brands Inc
(e)
24,831 537
Caleres Inc 65,547 1,512
Canadian Tire Corp Ltd
(a)
15,700 2,230
China Meidong Auto Holdings Ltd 202,000 1,044
Chow Tai Fook Jewellery Group Ltd 777,800 1,586
Cosmos Pharmaceutical Corp 2,300 351
Darden Restaurants Inc 5,024 724
Dick's Sporting Goods Inc 5,922 736
Dollar General Corp 30,850 6,834
Grafton Group PLC 74,455 1,368
Home Depot Inc/The 22,392 8,324
Lowe's Cos Inc 38,135 8,917
Moncler SpA 29,767 2,142
Nitori Holdings Co Ltd 16,400 3,013
Pandora A/S 1,987 278
Target Corp 28,150 7,308
Tractor Supply Co 14,814 3,217
Tsuruha Holdings Inc 3,700 456
Welcia Holdings Co Ltd 10,600 396
Williams-Sonoma Inc 16,700 3,102
Yamada Holdings Co Ltd 63,400 242
$ 63,346
Semiconductors - 0.94%
Advantest Corp 18,700 1,533
ASML Holding NV 6,238 5,071
ASPEED Technology Inc 8,000 803
Broadcom Inc 6,491 3,451
Entegris Inc 34,555 4,864
Hana Materials Inc 18,735 822
Intel Corp 58,625 2,873
KoMiCo Ltd 39,020 2,728
Lasertec Corp 8,400 1,822
Microchip Technology Inc 30,454 2,256
PSK Inc 33,330 1,104
SiTime Corp
(e)
13,174 3,490
STMicroelectronics NV 99,044 4,702
Tokyo Electron Ltd 12,100 5,639
Tokyo Ohka Kogyo Co Ltd 13,900 884
$ 42,042
Shipbuilding - 0.02%
Huntington Ingalls Industries Inc 3,711 752
Software - 1.00%
Concentrix Corp 5,823 1,035
Constellation Software Inc/Canada 2,705 4,754
Dassault Systemes SE 90,971 5,312
Intuit Inc 13,867 8,681
Koei Tecmo Holdings Co Ltd 6,400 298
Nemetschek SE 8,375 962
Oracle Corp Japan 4,200 397
Paychex Inc 41,502 5,116
Pro Medicus Ltd 69,221 2,795
SAP SE 34,476 4,993
Skillsoft Corp
(e)
230,831 2,800
SS&C Technologies Holdings Inc 21,117 1,678
Temenos AG 24,469 3,746
Tyler Technologies Inc
(e)
2,672 1,451
WiseTech Global Ltd 27,526 1,073
$ 45,091
Storage & Warehousing - 0.03%
Safestore Holdings PLC 85,862 1,411
Telecommunications - 0.35%
Accton Technology Corp 64,000 560
AT&T Inc 150,000 3,789
KDDI Corp 151,400 4,630
Motorola Solutions Inc 5,390 1,340
Singapore Telecommunications Ltd 151,800 282

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
SoftBank Group Corp 92,100 $ 4,986
Spark New Zealand Ltd 43,183 141
Telenor ASA 13,186 208
$ 15,936
Toys, Games & Hobbies - 0.21%
Nintendo Co Ltd 21,300 9,407
Transportation - 0.64%
AP Moller - Maersk A/S - A 62 170
AP Moller - Maersk A/S - B 115 333
Deutsche Post AG 147,511 9,132
DSV A/S 4,006 931
FedEx Corp 26,249 6,182
Knight-Swift Transportation Holdings Inc 15,148 859
Nippon Express Co Ltd 8,500 532
Nippon Yusen KK 15,100 1,088
Old Dominion Freight Line Inc 9,633 3,288
Poste Italiane SpA
(f)
104,933 1,499
PostNL NV 292,951 1,272
Sankyu Inc 28,500 1,287
SG Holdings Co Ltd 35,400 889
Yamato Holdings Co Ltd 59,600 1,465
$ 28,927
Water - 0.23%
American Water Works Co Inc 60,700 10,573
TOTAL COMMON STOCKS $ 1,367,090
CONVERTIBLE PREFERRED STOCKS
- 0.02% Shares Held Value (000's)
REITs - 0.02%
RPT Realty 7.25%
(i)
16,600 $ 977
TOTAL CONVERTIBLE PREFERRED STOCKS $ 977
PREFERRED STOCKS - 1.32% Shares Held Value (000's)
Automobile Manufacturers - 0.11%
Volkswagen AG 4.86% 21,831 $ 4,900
Banks - 0.33%
AgriBank FCB 6.88%, 01/01/2024
(i)
33,000 3,564
3 Month USD LIBOR + 4.23%
Fifth Third Bancorp 6.63%, 12/31/2023
(i)
45,009 1,294
3 Month USD LIBOR + 3.71%
KeyCorp 6.13%, 12/15/2026
(i)
33,040 1,013
3 Month USD LIBOR + 3.89%
Morgan Stanley 5.85%, 04/15/2027
(i)
60,000 1,768
3 Month USD LIBOR + 3.49%
Northern Trust Corp 4.70%, 01/01/2025
(i)
3,727 101
PNC Financial Services Group Inc/The 6.13%,
05/01/2022
(i)
19,390 499
3 Month USD LIBOR + 4.07%
Regions Financial Corp 5.70%, 05/15/2029
(i)
37,100 1,070
3 Month USD LIBOR + 3.15%
State Street Corp 5.90%, 03/15/2024
(i)
63,900 1,820
3 Month USD LIBOR + 3.11%
Synovus Financial Corp 5.88%, 07/01/2024
(i)
6,591 177
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
US Bancorp 6.50%, 01/15/2022
(i)
579 15
3 Month USD LIBOR + 4.47%
Valley National Bancorp 6.25%, 06/30/2025
(i)
119,724 3,494
3 Month USD LIBOR + 3.85%
Wells Fargo & Co 5.63%, 06/15/2022
(i)
3,057 79
$ 14,894
Diversified Financial Services - 0.00%
Affiliated Managers Group Inc 5.88%,
03/30/2059
5,000 138
Electric - 0.29%
Alabama Power Co 5.00%, 10/01/2022
(i)
61,989 1,615
Algonquin Power & Utilities Corp 6.20%,
07/01/2079
50,000 1,396
3 Month USD LIBOR + 4.01%
CMS Energy Corp 5.88%, 03/01/2079 188,623 5,187
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
DTE Energy Co 5.25%, 12/01/2077 35,000 $ 916
Duke Energy Corp 5.75%, 06/15/2024
(i)
6,332 176
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
107,104 3,027
Southern Co/The 5.25%, 12/01/2077 30,863 813
$ 13,130
Electronics - 0.06%
Sartorius AG 0.71% 3,801 2,462
Food - 0.02%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(f),(i)
10,000 1,015
Insurance - 0.09%
Hartford Financial Services Group Inc/The
7.88%, 04/15/2042
57,124 1,489
3 Month USD LIBOR + 5.60%
Voya Financial Inc 5.35%, 09/15/2029
(i)
77,600 2,289
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 3,778
Pipelines - 0.02%
Enbridge Inc 6.38%, 04/15/2078 37,405 1,005
3 Month USD LIBOR + 3.59%
REITs - 0.25%
Kimco Realty Corp 5.25%, 12/20/2022
(i)
7,083 189
Prologis Inc 8.54%, 11/13/2026
(i)
81,844 5,709
Public Storage 4.00%, 06/16/2026
(i)
80,000 2,027
Public Storage 5.60%, 03/11/2024
(i)
38,030 1,054
Vornado Realty Trust 5.25%, 11/24/2025
(a),(i)
80,000 2,185
$ 11,164
Savings & Loans - 0.01%
People's United Financial Inc 5.63%, 12/15/2026
(i)
21,629 611
3 Month USD LIBOR + 4.02%
Sovereign - 0.14%
CoBank ACB 6.20%, 01/01/2025
(i)
7,000 770
3 Month USD LIBOR + 3.74%
CoBank ACB 6.25%, 10/01/2022
(i)
51,000 5,291
3 Month USD LIBOR + 4.56%
$ 6,061
TOTAL PREFERRED STOCKS $ 59,158
BONDS - 59.06%
Principal
Amount (000's) Value (000's)
Advertising - 0.31%
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(f)
$ 5,505 $ 5,631
7.75%, 04/15/2028
(f)
1,990 2,061
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.63%, 03/15/2030
(f)
1,400 1,400
5.00%, 08/15/2027
(f)
4,725 4,819
$ 13,911
Aerospace & Defense - 0.76%
Boeing Co/The
2.20%, 02/04/2026 2,700 2,704
General Dynamics Corp
4.25%, 04/01/2040 2,200 2,687
Leonardo SpA
4.88%, 03/24/2025 EUR 500 652
TransDigm Inc
4.63%, 01/15/2029 $ 1,000 994
4.88%, 05/01/2029 11,615 11,649
5.50%, 11/15/2027 11,850 12,132
7.50%, 03/15/2027 2,450 2,569
TransDigm UK Holdings PLC
6.88%, 05/15/2026 525 553
$ 33,940

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture - 0.10%
Altria Group Inc
3.13%, 06/15/2031 EUR 500 $ 646
Imperial Brands Finance PLC
2.13%, 02/12/2027 1,700 2,070
Philip Morris International Inc
6.38%, 05/16/2038 $ 600 847
Tereos Finance Groupe I SA
4.13%, 06/16/2023 EUR 600 703
$ 4,266
Airlines - 0.25%
Air Canada
3.88%, 08/15/2026
(f)
$ 4,275 4,328
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
1,250 1,345
Deutsche Lufthansa AG
3.75%, 02/11/2028 EUR 1,500 1,790
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
$ 1,950 2,048
United Airlines Inc
4.38%, 04/15/2026
(f)
100 103
4.63%, 04/15/2029
(f)
1,525 1,572
$ 11,186
Apparel - 0.01%
Levi Strauss & Co
3.38%, 03/15/2027 EUR 200 236
Automobile Manufacturers - 1.18%
Ford Motor Co
7.45%, 07/16/2031 $ 3,980 5,268
9.63%, 04/22/2030 13,870 19,982
Ford Motor Credit Co LLC
2.90%, 02/16/2028 1,950 1,933
3.82%, 11/02/2027 500 519
4.00%, 11/13/2030 5,975 6,236
4.13%, 08/17/2027 3,740 3,969
4.27%, 01/09/2027 600 637
4.54%, 08/01/2026 2,250 2,423
5.11%, 05/03/2029 925 1,028
Renault SA
1.13%, 10/04/2027 EUR 500 538
Stellantis NV
3.38%, 07/07/2023 2,200 2,668
Toyota Motor Credit Corp
3.38%, 04/01/2030 $ 2,800 3,093
Volkswagen Leasing GmbH
0.50%, 01/12/2029 EUR 2,600 2,930
Wabash National Corp
4.50%, 10/15/2028
(f)
$ 2,000 1,944
$ 53,168
Automobile Parts & Equipment - 0.63%
Cie Generale des Etablissements Michelin SCA
1.75%, 09/03/2030 EUR 1,100 1,414
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(f)
$ 7,090 6,992
Goodyear Tire & Rubber Co/The
5.00%, 05/31/2026 500 512
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(f)
7,065 7,260
Schaeffler AG
3.38%, 10/12/2028 EUR 1,800 2,297
Wheel Pros Inc
6.50%, 05/15/2029
(f)
$ 8,100 7,887
ZF Finance GmbH
2.75%, 05/25/2027 EUR 1,700 2,007
$ 28,369
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks - 8.62%
Absa Group Ltd
6.38%, 05/27/2026
(i),(j),(k)
$ 2,000 $ 2,072
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.41%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(f),(i),(j),(k)
2,600 2,990
USD Swap Rate NY 5 Year + 5.17%
Banco Bilbao Vizcaya Argentaria SA
2.58%, 02/22/2029
(j)
EUR 1,700 2,052
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.45%
Banco BPM SpA
1.63%, 02/18/2025 1,000 1,164
Banco de Sabadell SA
5.38%, 12/12/2028
(j)
1,700 2,140
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.10%
Banco do Brasil SA/Cayman
6.25%, 04/15/2024
(i),(j),(k)
$ 3,550 3,490
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.40%
Banco Mercantil del Norte SA/Grand Cayman
6.75%, 09/27/2024
(f),(i),(j),(k)
625 652
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
6.75%, 09/27/2024
(i),(j),(k)
2,000 2,088
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.97%
7.50%, 06/27/2029
(f),(i),(j),(k)
1,120 1,226
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 5.47%
Banco Santander SA
2.13%, 02/08/2028 EUR 1,300 1,590
4.75%, 11/12/2026
(i),(j),(k)
$ 10,000 10,052
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.75%
Bancolombia SA
4.63%, 12/18/2029
(j),(k)
3,731 3,801
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Banistmo SA
4.25%, 07/31/2027
(f)
450 455
Bank Hapoalim BM
3.26%, 01/21/2032
(f),(j),(k)
410 409
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.16%
Bank of America Corp
1.78%, 05/04/2027
(j)
EUR 1,200 1,468
3 Month Euro Interbank Offered Rate +
1.20%
2.68%, 06/19/2041
(j)
$ 1,725 1,662
Secured Overnight Financing Rate + 1.93%
6.30%, 03/10/2026
(i),(j)
12,715 14,692
3 Month USD LIBOR + 4.55%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(i),(j)
5,588 5,820
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.70%, 09/20/2025
(i),(j)
7,050 7,672
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
Bank of Nova Scotia/The
3.63%, 10/27/2081
(j)
1,500 1,476
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banque Centrale de Tunisie International Bond
5.75%, 01/30/2025 $ 2,700 $ 2,156
Barclays PLC
2.00%, 02/07/2028
(j)
EUR 1,800 2,121
EUR Swap Annual (VS 6 Month) 5 Year
+ 1.90%
5.20%, 05/12/2026 $ 500 565
8.00%, 06/15/2024
(i),(j),(k)
9,500 10,592
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.67%
BNP Paribas SA
2.59%, 08/12/2035
(f),(j)
2,400 2,312
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.05%
7.38%, 08/19/2025
(f),(i),(j),(k)
8,000 9,180
USD Swap Semi-Annual 5 Year + 5.15%
BOS Funding Ltd
4.00%, 09/18/2024 2,950 3,027
CaixaBank SA
2.75%, 07/14/2028
(j)
EUR 2,200 2,639
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.35%
Canadian Imperial Bank of Commerce
3.30%, 05/26/2025 CAD 1,625 1,387
CIT Group Inc
6.13%, 03/09/2028 $ 295 350
Citigroup Inc
0.50%, 10/08/2027
(j)
EUR 1,300 1,497
3 Month Euro Interbank Offered Rate +
0.96%
3.88%, 02/18/2026
(i),(j)
$ 11,500 11,601
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(i),(j)
13,000 13,276
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.15%, 11/15/2026
(i),(j)
1,500 1,505
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Citizens Financial Group Inc
5.65%, 10/06/2025
(i),(j)
2,100 2,302
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Credit Agricole SA
7.88%, 01/23/2024
(f),(i),(j),(k)
6,000 6,634
USD Swap Semi-Annual 5 Year + 4.90%
8.13%, 12/23/2025
(f),(i),(j),(k)
6,800 8,143
USD Swap Semi-Annual 5 Year + 6.19%
Credit Suisse AG/New York NY
0.52%, 08/09/2023 1,500 1,497
2.95%, 04/09/2025 1,350 1,421
Credit Suisse Group AG
6.25%, 12/18/2024
(f),(i),(j),(k)
3,000 3,225
USD Swap Semi-Annual 5 Year + 3.46%
7.25%, 09/12/2025
(f),(i),(j),(k)
3,000 3,330
USD Swap Rate NY 5 Year + 4.33%
7.50%, 12/11/2023
(i),(j),(k)
3,000 3,270
USD Swap Semi-Annual 5 Year + 4.60%
Danske Bank A/S
4.38%, 05/18/2026
(i),(j),(k)
3,000 3,023
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
7.00%, 06/26/2025
(i),(j),(k)
2,000 2,225
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.13%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY
2.22%, 09/18/2024
(j)
$ 2,700 $ 2,751
Secured Overnight Financing Rate + 2.16%
DNB Bank ASA
4.88%, 11/12/2024
(i),(j),(k)
5,000 5,237
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Ecobank Transnational Inc
9.50%, 04/18/2024 2,100 2,281
Emirates Development Bank PJSC
3.52%, 03/06/2024 2,900 3,063
Fifth Third Bancorp
8.25%, 03/01/2038 400 661
FirstRand Bank Ltd
6.25%, 04/23/2028
(j)
550 571
USD Swap Semi-Annual 5 Year + 3.56%
Goldman Sachs Group Inc/The
0.63%, 11/17/2023
(j)
1,700 1,698
Secured Overnight Financing Rate + 0.54%
4.22%, 05/01/2029
(j)
1,325 1,484
3 Month USD LIBOR + 1.30%
4.95%, 02/10/2025
(i),(j)
13,020 13,704
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.50%, 08/10/2024
(i),(j)
1,000 1,065
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.62%
HSBC Capital Funding Dollar 1 LP
10.18%, 06/30/2030
(i),(j)
5,300 8,626
3 Month USD LIBOR + 4.98%
HSBC Holdings PLC
3.13%, 06/07/2028 EUR 1,100 1,456
4.38%, 11/23/2026 $ 1,100 1,209
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(i),(j)
5,085 5,435
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(i),(j)
5,000 5,800
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
ING Groep NV
3.00%, 04/11/2028
(j)
EUR 1,000 1,202
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.85%
6.50%, 04/16/2025
(i),(j),(k)
$ 2,500 2,744
USD Swap Semi-Annual 5 Year + 4.45%
International Bank of Azerbaijan OJSC
3.50%, 09/01/2024 3,532 3,532
Itau Unibanco Holding SA/Cayman Island
6.13%, 12/12/2022
(i),(j),(k)
2,750 2,729
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.98%
JPMorgan Chase & Co
1.09%, 03/11/2027
(j)
EUR 1,800 2,135
3 Month Euro Interbank Offered Rate +
0.76%
3.65%, 06/01/2026
(i),(j)
$ 10,500 10,461
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.93%, 02/01/2022
(i)
7,745 7,795
3 Month USD LIBOR + 3.80%
6.75%, 02/01/2024
(i),(j)
6,200 6,777
3 Month USD LIBOR + 3.78%
KeyCorp Capital III
7.75%, 07/15/2029 795 1,009

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Lloyds Bank PLC
13.00%, 01/22/2029
(i),(j)
GBP 400 $ 950
Generic Britain 5 Year Government Bond
+ 13.40%
Lloyds Banking Group PLC
0.63%, 01/15/2024
(j)
EUR 1,300 1,515
EUR Swap Annual (VS 6 Month) 1 Year
+ 0.47%
7.50%, 06/27/2024
(i),(j),(k)
$ 2,533 2,802
USD Swap Semi-Annual 5 Year + 4.76%
M&T Bank Corp
3.50%, 09/01/2026
(i),(j)
3,000 2,947
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.00%, 08/01/2024
(i),(j)
2,585 2,688
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
Morgan Stanley
1.16%, 10/21/2025
(j)
1,000 995
Secured Overnight Financing Rate + 0.56%
2.63%, 03/09/2027 GBP 1,000 1,431
National Australia Bank Ltd/New York
2.50%, 07/12/2026 $ 1,450 1,520
NatWest Group PLC
2.11%, 11/28/2031
(j)
GBP 700 942
Generic Britain 5 Year Government Bond
+ 1.75%
4.52%, 06/25/2024
(j)
$ 1,750 1,852
3 Month USD LIBOR + 1.55%
Noor Sukuk Co Ltd
4.47%, 04/24/2023 700 733
Nordea Bank Abp
0.50%, 05/14/2027 EUR 1,000 1,172
6.63%, 03/26/2026
(i),(j),(k)
$ 1,000 1,141
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.11%
PNC Financial Services Group Inc/The
3.40%, 09/15/2026
(i),(j)
5,000 4,931
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.60%
QNB Finansbank AS
6.88%, 09/07/2024
(f)
1,300 1,391
Regions Financial Corp
5.75%, 06/15/2025
(i),(j)
2,425 2,677
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
Royal Bank of Canada
0.65%, 07/29/2024 2,000 1,984
Santander UK Group Holdings PLC
3.82%, 11/03/2028
(j)
1,400 1,511
3 Month USD LIBOR + 1.40%
Societe Generale SA
7.38%, 10/04/2023
(f),(i),(j),(k)
1,750 1,883
USD Swap Semi-Annual 5 Year + 4.30%
7.88%, 12/18/2023
(f),(i),(j),(k)
6,000 6,611
USD Swap Semi-Annual 5 Year + 4.98%
Standard Chartered PLC
4.75%, 01/14/2031
(i),(j),(k)
4,000 3,930
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
5.70%, 03/26/2044
(f)
400 521
7.75%, 04/02/2023
(f),(i),(j),(k)
8,000 8,540
USD Swap Semi-Annual 5 Year + 5.72%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
SVB Financial Group
4.00%, 05/15/2026
(i),(j)
$ 4,000 $ 4,010
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
4.10%, 02/15/2031
(i),(j)
700 686
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 3.06%
4.25%, 11/15/2026
(i),(j)
6,000 6,018
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
Svenska Handelsbanken AB
6.25%, 03/01/2024
(i),(j),(k)
2,800 3,024
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.69%
Swedbank AB
5.63%, 09/17/2024
(i),(j),(k)
1,000 1,075
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.13%
Toronto-Dominion Bank/The
3.22%, 07/25/2029
(j)
CAD 3,400 2,841
Canadian Dollar Offered Rate 3 Month +
1.25%
Truist Financial Corp
4.80%, 09/01/2024
(i),(j)
$ 11,675 12,098
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
4.95%, 09/01/2025
(i),(j)
1,000 1,085
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.61%
UBS Group AG
5.13%, 07/29/2026
(i),(j),(k)
700 753
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.86%
6.88%, 08/07/2025
(i),(j),(k)
3,000 3,383
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
7.00%, 02/19/2025
(i),(j),(k)
5,000 5,619
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.87%
UniCredit SpA
8.00%, 06/03/2024
(i),(j),(k)
1,100 1,200
USD Swap Semi-Annual 5 Year + 5.18%
US Bancorp
3.70%, 01/15/2027
(i),(j)
26,700 26,595
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
Wells Fargo & Co
3.90%, 03/15/2026
(i),(j)
5,500 5,603
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Wells Fargo Bank NA
6.60%, 01/15/2038 600 878
$ 387,209
Beverages - 0.15%
Anheuser-Busch Cos LLC / Anheuser-Busch
InBev Worldwide Inc
4.70%, 02/01/2036 1,400 1,694
Anheuser-Busch InBev SA/NV
1.50%, 04/18/2030 EUR 650 796
2.00%, 03/17/2028 500 634
Constellation Brands Inc
3.75%, 05/01/2050 $ 650 721
JDE Peet's NV
0.80%, 09/24/2024
(f)
3,000 2,966
$ 6,811

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials - 0.10%
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f)
$ 3,500 $ 3,640
Standard Industries Inc/NJ
4.75%, 01/15/2028
(f)
1,015 1,047
$ 4,687
Chemicals - 0.64%
Axalta Coating Systems Dutch Holding B BV
3.75%, 01/15/2025 EUR 400 466
Braskem Idesa SAPI
6.99%, 02/20/2032
(a),(f)
$ 560 573
7.45%, 11/15/2029
(f)
2,000 2,122
Braskem Netherlands Finance BV
4.50%, 01/31/2030
(f)
1,200 1,218
5.88%, 01/31/2050
(f)
1,320 1,405
Chemours Co/The
5.75%, 11/15/2028
(f)
2,000 2,055
Diamond BC BV
4.63%, 10/01/2029
(f)
1,450 1,460
DuPont de Nemours Inc
5.32%, 11/15/2038 500 645
ICL Group Ltd
6.38%, 05/31/2038
(f)
400 519
INEOS Finance PLC
2.88%, 05/01/2026 EUR 2,000 2,332
Kronos International Inc
3.75%, 09/15/2025 200 232
OCP SA
5.13%, 06/23/2051
(f)
$ 595 579
Orbia Advance Corp SAB de CV
5.88%, 09/17/2044 500 611
Petkim Petrokimya Holding AS
5.88%, 01/26/2023 1,800 1,825
Sasol Financing USA LLC
5.50%, 03/18/2031 6,025 6,190
Solvay Finance SACA
5.87%, 06/03/2024
(i),(j)
EUR 400 514
EUR Swap Annual (VS 6 Month) 5 Year
+ 5.22%
TPC Group Inc
10.50%, 08/01/2024
(f)
$ 700 637
Unifrax Escrow Issuer Corp
5.25%, 09/30/2028
(f)
2,675 2,668
7.50%, 09/30/2029
(f)
725 721
Westlake Chemical Corp
0.88%, 08/15/2024 1,000 1,000
3.13%, 08/15/2051 1,000 970
$ 28,742
Coal - 0.09%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(f)
2,335 2,370
SunCoke Energy Inc
4.88%, 06/30/2029
(f)
1,700 1,687
$ 4,057
Commercial Mortgage Backed Securities - 9.94%
Banc of America Merrill Lynch Commercial
Mortgage Inc
5.48%, 11/10/2042
(l)
2,336 2,055
BANK 2017-BNK4
0.81%, 05/15/2050
(l),(m)
13,843 591
BANK 2017-BNK5
1.18%, 06/15/2060
(f),(l),(m)
42,403 2,457
BANK 2017-BNK9
1.42%, 11/15/2054
(f),(l),(m)
15,200 1,181
BANK 2018-BNK10
1.73%, 02/15/2061
(f),(l),(m)
31,334 3,096
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
BANK 2018-BNK12
1.42%, 05/15/2061
(f),(l),(m)
$ 18,728 $ 1,519
BANK 2018-BNK13
1.56%, 08/15/2061
(f),(l),(m)
41,485 3,955
BANK 2018-BNK14
1.61%, 09/15/2060
(f),(l),(m)
11,466 1,085
BANK 2019-BNK16
1.83%, 02/15/2052
(f),(l),(m)
13,120 1,545
BANK 2019-BNK17
1.60%, 04/15/2052
(f),(l),(m)
11,541 1,217
BANK 2019-BNK18
1.35%, 05/15/2062
(f),(l),(m)
17,647 1,629
Bank 2019-BNK19
1.06%, 08/15/2061
(f),(l),(m)
17,014 1,204
BANK 2019-BNK20
1.21%, 09/15/2062
(f),(l),(m)
15,674 1,322
BANK 2019-BNK22
0.96%, 11/15/2062
(f),(l),(m)
18,082 1,250
1.50%, 11/15/2062
(f),(l),(m)
11,840 1,115
1.96%, 11/15/2062
(f),(l)
7,340 5,129
2.50%, 11/15/2062
(f)
5,000 4,577
BANK 2019-BNK23
1.01%, 12/15/2052
(f),(l),(m)
9,170 668
BANK 2019-BNK24
1.02%, 11/15/2062
(f),(l),(m)
26,932 2,005
BANK 2020-BNK25
0.92%, 01/15/2063
(f),(l),(m)
9,704 647
1.50%, 01/15/2063
(f),(m)
10,561 1,007
1.92%, 01/15/2063
(f),(l)
10,561 6,494
2.50%, 01/15/2063
(f)
1,250 1,055
BANK 2021-BNK33
2.56%, 05/15/2064 3,000 3,094
BANK 2021-BNK36
2.50%, 09/15/2064
(f)
2,600 2,290
2.50%, 09/15/2064
(f)
2,250 1,820
Barclays Commercial Mortgage Trust 2019-C3
1.78%, 05/15/2052
(f),(l),(m)
6,117 742
Barclays Commercial Mortgage Trust 2019-C4
1.16%, 08/15/2052
(f),(l),(m)
13,091 1,045
Barclays Commercial Mortgage Trust 2019-C5
1.35%, 11/15/2052
(f),(l),(m)
14,866 1,358
BBCMS Mortgage Trust 2020-C6
1.20%, 02/15/2053
(f),(l),(m)
7,424 664
BBCMS Mortgage Trust 2020-C7
3.60%, 04/15/2053
(f),(l)
3,000 2,915
Benchmark 2018-B1 Mortgage Trust
1.11%, 01/15/2051
(f),(l),(m)
12,667 848
1.36%, 01/15/2051
(f),(l),(m)
30,260 2,368
Benchmark 2018-B3 Mortgage Trust
1.50%, 04/10/2051
(f),(l),(m)
5,520 460
Benchmark 2018-B5 Mortgage Trust
0.48%, 07/15/2051
(l),(m)
96,083 2,500
3.11%, 07/15/2051
(f),(l)
4,500 4,059
Benchmark 2018-B6 Mortgage Trust
1.50%, 10/10/2051
(f),(l),(m)
37,790 3,399
Benchmark 2018-B7 Mortgage Trust
1.86%, 05/15/2053
(f),(l),(m)
16,962 1,967
3.00%, 05/15/2053
(f)
5,000 4,633
Benchmark 2018-B8 Mortgage Trust
1.86%, 01/15/2052
(f),(l),(m)
6,900 813
Benchmark 2019-B10 Mortgage Trust
1.86%, 03/15/2062
(f),(l),(m)
12,985 1,605
3.61%, 03/15/2062
(f),(l)
2,500 1,527
Benchmark 2019-B11 Mortgage Trust
1.52%, 05/15/2052
(f),(l),(m)
13,924 1,407
Benchmark 2019-B12 Mortgage Trust
1.13%, 08/15/2052
(f),(l),(m)
13,870 1,064

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2019-B13 Mortgage Trust
1.00%, 08/15/2057
(f),(l),(m)
$ 6,500 $ 415
1.50%, 08/15/2057
(f),(l),(m)
4,000 415
3.00%, 08/15/2057
(f)
6,500 4,355
Benchmark 2019-B14 Mortgage Trust
1.28%, 12/15/2062
(f),(l),(m)
14,908 1,368
Benchmark 2019-B15 Mortgage Trust
0.97%, 12/15/2072
(f),(l),(m)
24,552 1,712
Benchmark 2019-B9 Mortgage Trust
2.00%, 03/15/2052
(f),(l),(m)
11,550 1,478
Benchmark 2020-B16 Mortgage Trust
1.09%, 02/15/2053
(f),(l),(m)
7,615 618
Benchmark 2020-B17 Mortgage Trust
1.41%, 03/15/2053
(f),(l),(m)
12,580 1,266
Benchmark 2021-B23 Mortgage Trust
1.20%, 02/15/2054
(f),(l),(m)
24,240 2,379
2.00%, 02/15/2054
(f)
3,000 2,479
Benchmark 2021-B27 Mortgage Trust
1.49%, 07/15/2054
(f),(l),(m)
21,507 2,770
2.00%, 07/15/2054
(f)
5,000 4,189
BX Commercial Mortgage Trust 2021-SOAR
0.76%, 06/15/2038
(f)
2,500 2,495
1.00 x 1 Month USD LIBOR + 0.67%
Cantor Commercial Real Estate Lending
2019-CF2
1.47%, 11/15/2052
(f),(l),(m)
10,105 1,017
Cantor Commercial Real Estate Lending
2019-CF3
1.11%, 01/15/2053
(f),(l),(m)
11,514 927
CD 2018-CD7 Mortgage Trust
1.75%, 08/15/2051
(f),(l),(m)
20,444 2,108
CFCRE Commercial Mortgage Trust 2016-C6
1.10%, 11/10/2049
(l),(m)
41,899 1,920
Citigroup Commercial Mortgage Trust 2016-C1
1.84%, 05/10/2049
(l),(m)
34,306 2,404
Citigroup Commercial Mortgage Trust
2016-GC37
1.69%, 04/10/2049
(l),(m)
12,874 783
Citigroup Commercial Mortgage Trust 2018-B2
1.50%, 03/10/2051
(f),(l),(m)
13,247 1,049
Citigroup Commercial Mortgage Trust 2018-C5
3.18%, 06/10/2051
(f),(l)
1,000 906
Citigroup Commercial Mortgage Trust 2019-C7
1.20%, 12/15/2072
(f),(l),(m)
15,766 1,389
Citigroup Commercial Mortgage Trust
2019-GC41
0.85%, 08/10/2056
(f),(l),(m)
13,007 749
3.00%, 08/10/2056
(f)
9,330 6,260
3.00%, 08/10/2056
(f)
4,000 3,490
Citigroup Commercial Mortgage Trust
2019-GC43
0.62%, 11/10/2052
(f),(l),(m)
11,280 518
0.62%, 11/10/2052
(f),(l),(m)
2,528 106
0.62%, 11/10/2052
(f),(l),(m)
1,750 72
3.00%, 11/10/2052
(f)
5,000 4,573
3.00%, 11/10/2052
(f)
1,750 1,117
Citigroup Commercial Mortgage Trust
2020-GC46
1.07%, 02/15/2053
(f),(l),(m)
21,133 1,677
2.60%, 02/15/2053
(f)
6,000 5,149
COMM 2012-CCRE1 Mortgage Trust
2.46%, 05/15/2045
(f)
13,993 9,700
5.39%, 05/15/2045
(f),(l)
10,889 9,700
COMM 2012-CCRE4 Mortgage Trust
4.59%, 10/15/2045
(f),(l)
5,000 1,635
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
COMM 2012-CCRE5 Mortgage Trust
4.32%, 12/10/2045
(f),(l)
$ 3,475 $ 3,423
4.32%, 12/10/2045
(f),(l)
7,500 7,066
COMM 2013-CCRE6 Mortgage Trust
1.00%, 03/10/2046
(l),(m)
44,164 266
4.09%, 03/10/2046
(f),(l)
10,215 9,997
4.09%, 03/10/2046
(f),(l)
13,750 11,849
COMM 2014-CCRE17 Mortgage Trust
0.33%, 05/10/2047
(f),(l),(m)
44,717 322
COMM 2014-UBS5 Mortgage Trust
3.50%, 09/10/2047
(f)
3,250 2,693
COMM 2016-COR1 Mortgage Trust
1.37%, 10/10/2049
(l),(m)
40,361 2,095
COMM 2017-COR2 Mortgage Trust
1.15%, 09/10/2050
(l),(m)
74,670 4,267
COMM 2018-COR3 Mortgage Trust
1.75%, 05/10/2051
(f),(l),(m)
15,800 1,505
COMM 2019-GC44 Mortgage Trust
1.03%, 08/15/2057
(f),(l),(m)
5,500 415
CSAIL 2018-CX12 Commercial Mortgage Trust
1.50%, 08/15/2051
(f),(l),(m)
8,985 760
CSAIL 2019-C15 Commercial Mortgage Trust
1.04%, 03/15/2052
(l),(m)
54,637 3,228
1.98%, 03/15/2052
(f),(l),(m)
3,981 491
CSAIL 2019-C17 Commercial Mortgage Trust
1.36%, 09/15/2052
(l),(m)
29,736 2,468
DBGS 2018-C1 Mortgage Trust
1.75%, 10/15/2051
(f),(l),(m)
9,496 921
DBUBS 2011-LC1 Mortgage Trust
1.20%, 11/10/2046
(f),(l),(m)
38,384 3
Freddie Mac Multifamily Structured Pass
Through Certificates
1.48%, 01/25/2043
(l),(m)
79,054 3,423
1.66%, 11/25/2040
(l),(m)
16,936 233
1.66%, 06/25/2041
(l),(m)
20,000 470
1.66%, 10/25/2041
(l),(m)
43,000 1,149
1.77%, 01/25/2048
(l),(m)
38,129 3,031
1.97%, 11/25/2044
(l),(m)
16,293 864
2.01%, 09/25/2047
(l),(m)
41,400 3,505
2.03%, 02/25/2045
(l),(m)
27,900 1,631
2.17%, 07/25/2026
(l),(m)
39,161 3,384
2.17%, 05/25/2046
(l),(m)
75,770 5,555
2.19%, 01/25/2026
(l),(m)
70,234 5,388
2.27%, 08/25/2045
(l),(m)
39,003 5,188
2.28%, 12/25/2039
(l),(m)
25,654 3
2.48%, 11/25/2047
(l),(m)
7,500 974
2.60%, 04/25/2028
(l),(m)
13,000 1,916
2.95%, 06/25/2049
(l),(m)
4,750 809
3.58%, 11/25/2042
(l),(m)
5,156 1
3.82%, 02/25/2041
(l),(m)
5,374 46
GS Mortgage Securities Corp II
1.41%, 07/10/2051
(f),(l),(m)
8,017 710
GS Mortgage Securities Trust 2012-GCJ7
5.55%, 05/10/2045
(f),(l)
7,429 7,132
GS Mortgage Securities Trust 2012-GCJ9
4.74%, 11/10/2045
(f),(l)
8,500 7,536
GS Mortgage Securities Trust 2013-GC16
3.50%, 11/10/2046
(f)
2,500 1,809
GS Mortgage Securities Trust 2013-GCJ14
4.74%, 08/10/2046
(f),(l)
10,460 10,266
4.74%, 08/10/2046
(f),(l)
7,742 5,911
4.74%, 08/10/2046
(f),(l)
2,500 1,739
GS Mortgage Securities Trust 2014-GC26
1.20%, 11/10/2047
(f),(l),(m)
29,811 1,001
GS Mortgage Securities Trust 2017-GS7
1.11%, 08/10/2050
(l),(m)
28,587 1,392

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2018-GS9
1.36%, 03/10/2051
(f),(l),(m)
$ 8,353 $ 631
GS Mortgage Securities Trust 2019-GC39
1.62%, 05/10/2052
(f),(l),(m)
16,430 1,793
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(f),(l),(m)
4,941 423
1.16%, 07/10/2052
(f),(l),(m)
16,500 1,254
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(f),(l),(m)
13,000 894
GS Mortgage Securities Trust 2019-GSA1
1.00%, 11/10/2052
(f),(l),(m)
21,600 1,543
GS Mortgage Securities Trust 2020-GC45
0.69%, 02/13/2053
(f),(l),(m)
25,009 1,259
GS Mortgage Securities Trust 2020-GC47
3.46%, 05/12/2053
(f),(l)
2,000 1,979
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-CIBC17
5.49%, 12/12/2043
(l)
4,019 2,954
JP Morgan Chase Commercial Mortgage
Securities Trust 2006-LDP9
5.34%, 05/15/2047 685 630
JP Morgan Chase Commercial Mortgage
Securities Trust 2012-C6
2.97%, 05/15/2045
(f),(l)
3,750 1,721
JPMBB Commercial Mortgage Securities Trust
2014-C18
0.78%, 02/15/2047
(l),(m)
38,786 561
4.80%, 02/15/2047
(f),(l)
7,850 3,986
JPMBB Commercial Mortgage Securities Trust
2014-C21
0.96%, 08/15/2047
(l),(m)
33,829 765
JPMBB Commercial Mortgage Securities Trust
2014-C24
3.90%, 11/15/2047
(f),(l)
14,800 9,865
JPMBB Commercial Mortgage Securities Trust
2015-C28
0.50%, 10/15/2048
(f),(l),(m)
54,005 807
0.99%, 10/15/2048
(l),(m)
46,171 1,165
JPMBB Commercial Mortgage Securities Trust
2015-C30
0.50%, 07/15/2048
(l),(m)
68,453 1,113
JPMBB Commercial Mortgage Securities Trust
2015-C31
0.50%, 08/15/2048
(f),(l),(m)
42,377 688
JPMCC Commercial Mortgage Securities Trust
2017-JP6
1.13%, 07/15/2050
(l),(m)
19,533 862
JPMCC Commercial Mortgage Securities Trust
2019-COR4
1.12%, 03/10/2052
(l),(m)
34,112 2,309
2.01%, 03/10/2052
(f),(l),(m)
18,869 2,422
JPMCC Commercial Mortgage Securities Trust
2019-COR5
1.78%, 06/13/2052
(f),(l),(m)
8,500 1,014
LB Commercial Mortgage Trust 2007-C3
5.91%, 07/15/2044
(l)
38 37
5.91%, 07/15/2044
(l)
6,369 6,143
LB-UBS Commercial Mortgage Trust 2007-C6
6.71%, 07/15/2040
(l)
6,925 5,540
MHC Trust 2021-MHC2
0.94%, 05/15/2023
(f)
10,000 9,978
1.00 x 1 Month USD LIBOR + 0.85%
Morgan Stanley Bank of America Merrill Lynch
Trust 2013-C11
4.35%, 08/15/2046
(l)
2,500 2,459
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2014-C16
4.26%, 06/15/2047
(f),(l)
$ 10,604 $ 5,846
4.76%, 06/15/2047
(f),(l)
10,598 8,216
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C20
1.26%, 02/15/2048
(l),(m)
41,377 1,296
1.38%, 02/15/2048
(f),(l),(m)
41,500 1,647
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C21
0.87%, 03/15/2048
(l),(m)
29,765 681
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C29
1.54%, 05/15/2049
(l),(m)
38,167 2,034
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C31
1.29%, 11/15/2049
(f),(l),(m)
21,213 1,139
Morgan Stanley Bank of America Merrill Lynch
Trust 2016-C32
0.67%, 12/15/2049
(l),(m)
71,833 2,076
Morgan Stanley Capital I Trust 2018-H3
1.86%, 07/15/2051
(f),(l),(m)
7,682 816
Morgan Stanley Capital I Trust 2019-H6
1.58%, 06/15/2052
(f),(l),(m)
4,693 489
3.00%, 06/15/2052
(f)
2,122 1,914
Morgan Stanley Capital I Trust 2019-L3
1.16%, 11/15/2052
(f),(l),(m)
15,090 1,247
Morgan Stanley Capital I Trust 2020-L4
1.17%, 02/15/2053
(f),(l),(m)
13,626 1,182
2.50%, 02/15/2053
(f)
3,000 2,715
SG Commercial Mortgage Securities Trust
2016-C5
0.89%, 10/10/2048
(l),(m)
17,960 739
TPGI Trust 2021-DGWD
0.79%, 06/15/2026
(f)
3,500 3,498
1.00 x 1 Month USD LIBOR + 0.70%
UBS Commercial Mortgage Trust
1.76%, 10/15/2052
(f),(l),(m)
12,767 1,528
UBS Commercial Mortgage Trust 2019-C18
1.44%, 12/15/2052
(f),(l),(m)
11,574 1,174
UBS-Barclays Commercial Mortgage Trust
2012-C3
5.00%, 08/10/2049
(f),(l)
20,994 19,998
Wells Fargo Commercial Mortgage Trust
2014-LC18
1.03%, 12/15/2047
(l),(m)
67,870 1,706
Wells Fargo Commercial Mortgage Trust
2015-NXS1
0.40%, 05/15/2048
(l),(m)
24,936 422
Wells Fargo Commercial Mortgage Trust
2015-NXS3
0.90%, 09/15/2057
(l),(m)
15,505 465
Wells Fargo Commercial Mortgage Trust
2016-C34
2.10%, 06/15/2049
(l),(m)
31,562 2,078
Wells Fargo Commercial Mortgage Trust
2016-C35
1.89%, 07/15/2048
(l),(m)
34,418 2,475
Wells Fargo Commercial Mortgage Trust
2017-C40
4.32%, 10/15/2050
(l)
5,000 5,225
Wells Fargo Commercial Mortgage Trust
2017-C42
1.57%, 12/15/2050
(f),(l),(m)
20,343 1,757
Wells Fargo Commercial Mortgage Trust
2018-C43
1.62%, 03/15/2051
(f),(l),(m)
6,614 592

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
2018-C44
1.83%, 05/15/2051
(f),(l),(m)
$ 8,022 $ 815
Wells Fargo Commercial Mortgage Trust
2018-C45
1.87%, 06/15/2051
(f),(l),(m)
2,647 298
3.00%, 06/15/2051
(f)
1,250 1,086
Wells Fargo Commercial Mortgage Trust
2018-C47
1.93%, 09/15/2061
(f),(l),(m)
14,133 1,624
Wells Fargo Commercial Mortgage Trust
2019-C49
2.14%, 03/15/2052
(f),(l),(m)
4,336 572
3.00%, 03/15/2052
(f)
2,500 2,294
Wells Fargo Commercial Mortgage Trust
2019-C50
2.00%, 05/15/2052
(f),(l),(m)
14,851 1,994
Wells Fargo Commercial Mortgage Trust
2019-C53
1.44%, 10/15/2052
(f),(l),(m)
8,777 877
Wells Fargo Commercial Mortgage Trust
2019-C54
1.37%, 12/15/2052
(f),(l),(m)
6,363 610
Wells Fargo Commercial Mortgage Trust
2020-C55
1.43%, 02/15/2053
(f),(l),(m)
14,583 1,513
$ 446,837
Commercial Services - 0.91%
Adani Ports & Special Economic Zone Ltd
4.20%, 08/04/2027
(f)
825 854
ASGN Inc
4.63%, 05/15/2028
(f)
3,650 3,769
Bidvest Group UK PLC/The
3.63%, 09/23/2026
(f)
1,750 1,754
Carriage Services Inc
4.25%, 05/15/2029
(f)
2,430 2,434
Limak Iskenderun Uluslararasi Liman
Isletmeciligi AS
9.50%, 07/10/2036
(f)
290 289
Loxam SAS
6.00%, 04/15/2025 EUR 500 584
Movida Europe SA
5.25%, 02/08/2031
(f)
$ 1,080 1,019
MPH Acquisition Holdings LLC
5.50%, 09/01/2028
(f)
7,070 7,021
5.75%, 11/01/2028
(a),(f)
3,100 2,828
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(f)
2,000 2,050
Rent-A-Center Inc/TX
6.38%, 02/15/2029
(f)
5,325 5,565
Sotheby's
7.38%, 10/15/2027
(f)
6,775 7,139
Team Health Holdings Inc
6.38%, 02/01/2025
(a),(f)
6,390 5,655
$ 40,961
Computers - 0.23%
Apple Inc
2.70%, 08/05/2051 1,500 1,495
3.60%, 07/31/2042 GBP 950 1,738
Dell International LLC / EMC Corp
5.45%, 06/15/2023 $ 2,600 2,769
International Business Machines Corp
5.60%, 11/30/2039 800 1,100
KBR Inc
4.75%, 09/30/2028
(f)
3,375 3,442
$ 10,544
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Cosmetics & Personal Care - 0.09%
High Ridge Brands - Escrow
0.00%, 03/15/2025
(e),(g),(h)
$ 15,607 $ 194
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(f)
4,000 3,956
$ 4,150
Distribution & Wholesale - 0.07%
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
3,250 3,226
IAA Inc
5.50%, 06/15/2027
(f)
100 104
$ 3,330
Diversified Financial Services - 2.65%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.15%, 02/15/2024 700 727
Alliance Data Systems Corp
4.75%, 12/15/2024
(f)
3,550 3,632
7.00%, 01/15/2026
(f)
1,075 1,145
Ally Financial Inc
4.70%, 05/15/2026
(i),(j)
500 518
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.87%
5.75%, 11/20/2025 1,265 1,436
American Express Co
3.55%, 09/15/2026
(i),(j)
9,400 9,447
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
Capital One Financial Corp
4.20%, 10/29/2025 700 765
Charles Schwab Corp/The
4.00%, 06/01/2026
(i),(j)
7,000 7,204
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
7.00%, 02/01/2022
(i),(j)
4,198 4,240
3 Month USD LIBOR + 4.82%
Coastal Emerald Ltd
4.30%, 08/01/2024
(i),(j)
2,850 2,799
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.45%
Credit Acceptance Corp
6.63%, 03/15/2026 1,300 1,354
Credivalores-Crediservicios SAS
8.88%, 02/07/2025
(f)
800 633
Discover Financial Services
6.13%, 06/23/2025
(i),(j)
3,000 3,337
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.78%
Home Point Capital Inc
5.00%, 02/01/2026
(f)
3,725 3,347
Intercontinental Exchange Inc
3.00%, 09/15/2060 575 556
Mastercard Inc
3.35%, 03/26/2030 1,375 1,528
Muthoot Finance Ltd
4.40%, 09/02/2023
(f)
875 890
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(f)
2,675 2,742
Navient Corp
5.63%, 08/01/2033 1,200 1,138
NFP Corp
4.88%, 08/15/2028
(f)
10,820 10,982
6.88%, 08/15/2028
(f)
27,978 28,424
OneMain Finance Corp
4.00%, 09/15/2030 750 728
6.63%, 01/15/2028 7,825 8,784
6.88%, 03/15/2025 1,795 2,004

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Power Finance Corp Ltd
4.50%, 06/18/2029 $ 3,825 $ 4,053
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(f)
5,355 5,382
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
4.00%, 10/15/2033
(f)
3,575 3,521
Swiss Insured Brazil Power Finance Sarl
9.85%, 07/16/2032
(f)
BRL 17,580 2,881
Unifin Financiera SAB de CV
8.38%, 01/27/2028
(f)
$ 1,250 1,106
9.88%, 01/28/2029
(a),(f)
215 200
Vertex Capital Investment Ltd
4.75%, 04/03/2024 2,600 2,746
Visa Inc
3.15%, 12/14/2025 850 913
$ 119,162
Electric - 1.75%
Acwa Power Management And Investments One
Ltd
5.95%, 12/15/2039
(f)
639 763
Adani Electricity Mumbai Ltd
3.95%, 02/12/2030
(f)
4,573 4,519
Alfa Desarrollo SpA
4.55%, 09/27/2051
(f)
910 889
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 2,100 2,059
Calpine Corp
5.00%, 02/01/2031
(f)
2,000 1,960
Cometa Energia SA de CV
6.38%, 04/24/2035 2,607 2,962
Comision Federal de Electricidad
5.00%, 09/29/2036 1,580 1,652
Dominion Energy Inc
3.38%, 04/01/2030 2,500 2,688
4.65%, 12/15/2024
(i),(j)
15,974 17,012
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.99%
Duke Energy Corp
3.75%, 09/01/2046 600 653
4.88%, 09/16/2024
(i),(j)
11,350 12,048
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
E.ON SE
0.38%, 09/29/2027 EUR 800 927
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(f)
$ 2,000 1,951
Emera US Finance LP
4.75%, 06/15/2046 400 479
Enel Chile SA
4.88%, 06/12/2028 2,000 2,263
Enel SpA
8.75%, 09/24/2073
(f),(j)
2,500 2,826
USD Swap Semi-Annual 5 Year + 5.88%
Engie SA
2.00%, 09/28/2037 EUR 500 657
Eskom Holdings SOC Ltd
7.50%, 09/15/2033 ZAR 23,000 1,112
Fortis Inc/Canada
3.06%, 10/04/2026 $ 964 1,013
Lamar Funding Ltd
3.96%, 05/07/2025 1,500 1,500
LLPL Capital Pte Ltd
6.88%, 02/04/2039
(f)
897 1,027
Minejesa Capital BV
4.63%, 08/10/2030 2,300 2,369
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Mong Duong Finance Holdings BV
5.13%, 05/07/2029
(f)
$ 1,100 $ 1,092
NextEra Energy Capital Holdings Inc
2.25%, 06/01/2030 2,700 2,697
Pampa Energia SA
7.50%, 01/24/2027
(f)
1,015 899
7.50%, 01/24/2027 3,000 2,657
RWE AG
3.50%, 04/21/2075
(j)
EUR 500 616
EUR Swap Annual (VS 6 Month) 5 Year
+ 3.25%
Southern Co/The
3.75%, 09/15/2051
(j)
$ 3,500 3,550
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.00%, 01/15/2051
(j)
1,000 1,043
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.73%
Star Energy Geothermal Wayang Windu Ltd
6.75%, 04/24/2033 1,677 1,874
Vistra Operations Co LLC
5.50%, 09/01/2026
(f)
890 916
$ 78,673
Energy - Alternate Sources - 0.02%
Aydem Yenilenebilir Enerji AS
7.75%, 02/02/2027
(f)
220 209
Azure Power Solar Energy Pvt Ltd
5.65%, 12/24/2024
(f)
600 630
$ 839
Engineering & Construction - 0.31%
Aeropuerto Internacional de Tocumen SA
5.13%, 08/11/2061
(a),(f)
170 177
Hacienda Investments Ltd Via DME Airport DAC
5.35%, 02/08/2028
(f)
2,300 2,406
IEA Energy Services LLC
6.63%, 08/15/2029
(f)
3,420 3,369
IHS Netherlands Holdco BV
7.13%, 03/18/2025
(f)
2,000 2,067
8.00%, 09/18/2027
(f)
1,050 1,114
Interchile SA
4.50%, 06/30/2056
(f)
700 738
State Agency of Roads of Ukraine
6.25%, 06/24/2028 3,000 2,941
Tutor Perini Corp
6.88%, 05/01/2025
(a),(f)
1,240 1,259
$ 14,071
Entertainment - 0.78%
Caesars Entertainment Inc
4.63%, 10/15/2029
(f)
5,000 5,024
8.13%, 07/01/2027
(f)
1,175 1,316
Caesars Resort Collection LLC / CRC Finco Inc
5.75%, 07/01/2025
(f)
1,875 1,970
Cinemark USA Inc
5.25%, 07/15/2028
(f)
2,050 2,000
5.88%, 03/15/2026
(f)
3,050 3,058
8.75%, 05/01/2025
(f)
250 268
Everi Holdings Inc
5.00%, 07/15/2029
(f)
4,725 4,837
International Game Technology PLC
6.50%, 02/15/2025
(f)
1,415 1,571
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
6,060 6,196
Live Nation Entertainment Inc
4.75%, 10/15/2027
(f)
750 765
5.63%, 03/15/2026
(f)
1,350 1,396
6.50%, 05/15/2027
(f)
3,000 3,285

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Scientific Games International Inc
7.00%, 05/15/2028
(f)
$ 500 $ 540
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(f)
2,925 2,985
$ 35,211
Environmental Control - 0.43%
Covanta Holding Corp
5.00%, 09/01/2030 700 696
6.00%, 01/01/2027 3,025 3,127
GFL Environmental Inc
4.00%, 08/01/2028
(f)
600 585
4.38%, 08/15/2029
(f)
6,500 6,438
4.75%, 06/15/2029
(f)
2,600 2,623
Madison IAQ LLC
5.88%, 06/30/2029
(f)
5,700 5,657
$ 19,126
Food - 0.65%
Casino Guichard Perrachon SA
4.50%, 03/07/2024 EUR 1,500 1,689
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
$ 400 409
Grupo Bimbo SAB de CV
5.95%, 04/17/2023
(f),(i),(j)
840 874
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.28%
Indofood CBP Sukses Makmur Tbk PT
4.75%, 06/09/2051 1,440 1,455
Kraft Heinz Foods Co
5.00%, 07/15/2035 1,700 2,090
Performance Food Group Inc
4.25%, 08/01/2029
(f)
2,400 2,400
5.50%, 10/15/2027
(f)
8,600 8,965
Post Holdings Inc
4.50%, 09/15/2031
(f)
4,500 4,410
Simmons Foods Inc/Simmons Prepared Foods
Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(f)
2,390 2,414
US Foods Inc
4.75%, 02/15/2029
(f)
4,243 4,293
$ 28,999
Food Service - 0.17%
Aramark Services Inc
5.00%, 02/01/2028
(f)
6,385 6,529
6.38%, 05/01/2025
(f)
1,020 1,073
$ 7,602
Forest Products & Paper - 0.10%
Inversiones CMPC SA
4.75%, 09/15/2024 480 515
Suzano Austria GmbH
3.13%, 01/15/2032 360 340
5.00%, 01/15/2030 3,550 3,825
$ 4,680
Gas - 0.16%
NiSource Inc
5.65%, 06/15/2023
(i),(j)
7,000 7,385
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.84%
Healthcare - Products - 0.21%
Avantor Funding Inc
4.63%, 07/15/2028
(f)
750 778
Medtronic Global Holdings SCA
1.75%, 07/02/2049 EUR 300 369
Mozart Debt Merger Sub Inc
5.25%, 10/01/2029
(f)
$ 4,550 4,618
Stryker Corp
1.95%, 06/15/2030 2,200 2,165
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Products (continued)
Thermo Fisher Scientific Inc
4.10%, 08/15/2047 $ 1,150 $ 1,425
$ 9,355
Healthcare - Services - 1.76%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
2,425 2,473
5.50%, 07/01/2028
(f)
1,950 2,033
Anthem Inc
3.65%, 12/01/2027 1,400 1,537
Cano Health LLC
6.25%, 10/01/2028
(f)
2,685 2,700
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(f)
2,300 2,300
DaVita Inc
3.75%, 02/15/2031
(f)
4,400 4,169
Envision Healthcare Corp
8.75%, 10/15/2026
(f)
14,540 9,768
Fresenius SE & Co KGaA
0.75%, 01/15/2028 EUR 600 697
HCA Inc
5.38%, 02/01/2025 $ 2,200 2,447
Humana Inc
1.35%, 02/03/2027 3,100 3,019
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(f)
1,625 1,609
MEDNAX Inc
6.25%, 01/15/2027
(f)
2,000 2,097
Radiology Partners Inc
9.25%, 02/01/2028
(f)
5,925 6,280
RP Escrow Issuer LLC
5.25%, 12/15/2025
(f)
2,650 2,650
Surgery Center Holdings Inc
6.75%, 07/01/2025
(f)
5,418 5,513
10.00%, 04/15/2027
(f)
6,457 6,932
Tenet Healthcare Corp
4.63%, 09/01/2024
(f)
2,450 2,502
4.63%, 06/15/2028
(f)
100 104
5.13%, 11/01/2027
(f)
17,650 18,444
6.13%, 10/01/2028
(f)
1,000 1,050
UnitedHealth Group Inc
6.88%, 02/15/2038 550 847
$ 79,171
Holding Companies - Diversified - 0.07%
CK Hutchison Finance 16 Ltd
1.25%, 04/06/2023 EUR 1,300 1,530
ProGroup AG
3.00%, 03/31/2026 1,550 1,794
$ 3,324
Home Builders - 0.04%
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
$ 1,755 1,876
Insurance - 3.36%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
900 869
7.00%, 11/15/2025
(f)
10,632 10,738
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(f)
3,475 3,473
Allstate Corp/The
6.50%, 05/15/2067
(j)
8,600 11,459
3 Month USD LIBOR + 2.12%
American International Group Inc
8.18%, 05/15/2068
(j)
3,850 5,679
3 Month USD LIBOR + 4.20%
AmWINS Group Inc
4.88%, 06/30/2029
(f)
5,100 5,084

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Argentum Netherlands BV for Swiss Re Ltd
5.63%, 08/15/2052
(j)
$ 4,500 $ 5,144
3 Month USD LIBOR + 3.78%
5.75%, 08/15/2050
(j)
1,000 1,123
3 Month USD LIBOR + 3.59%
Argentum Netherlands BV for Zurich Insurance
Co Ltd
5.13%, 06/01/2048
(j)
2,000 2,280
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.27%
AssuredPartners Inc
5.63%, 01/15/2029
(f)
2,350 2,332
7.00%, 08/15/2025
(f)
18,302 18,554
AXA SA
6.38%, 12/14/2036
(f),(i),(j)
3,000 4,162
3 Month USD LIBOR + 2.26%
8.60%, 12/15/2030 1,000 1,471
Berkshire Hathaway Inc
1.63%, 03/16/2035 EUR 1,700 2,121
Caisse Nationale de Reassurance Mutuelle
Agricole Groupama
6.38%, 05/28/2024
(i),(j)
400 525
3 Month Euro Interbank Offered Rate +
5.77%
Heungkuk Life Insurance Co Ltd
4.48%, 11/09/2022
(i),(j)
$ 2,300 2,317
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.47%
HUB International Ltd
7.00%, 05/01/2026
(f)
7,465 7,698
Liberty Mutual Group Inc
7.80%, 03/07/2087
(f)
7,361 10,368
3 Month USD LIBOR + 3.58%
Liberty Mutual Insurance Co
7.70%, 10/15/2097
(f)
946 1,506
M&G PLC
6.50%, 10/20/2048
(j)
2,400 2,886
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.41%
Mapfre SA
1.63%, 05/19/2026 EUR 1,100 1,360
Massachusetts Mutual Life Insurance Co
3.38%, 04/15/2050
(f)
$ 650 697
Meiji Yasuda Life Insurance Co
5.20%, 10/20/2045
(f),(j)
350 389
USD Swap Semi-Annual 5 Year + 4.23%
MetLife Inc
3.85%, 09/15/2025
(i),(j)
5,900 6,121
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
9.25%, 04/08/2068
(f)
8,000 12,066
3 Month USD LIBOR + 5.54%
10.75%, 08/01/2069 900 1,527
3 Month USD LIBOR + 7.55%
New York Life Global Funding
1.85%, 08/01/2031
(f)
3,000 2,907
Nippon Life Insurance Co
5.10%, 10/16/2044
(f),(j)
5,000 5,458
USD Swap Semi-Annual 5 Year + 3.65%
Societa Cattolica Di Assicurazione SPA
4.25%, 12/14/2047
(j)
EUR 800 1,040
3 Month Euro Interbank Offered Rate +
4.46%
Sumitomo Life Insurance Co
6.50%, 09/20/2073
(f),(j)
$ 6,985 7,656
3 Month USD LIBOR + 4.44%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Talanx AG
2.25%, 12/05/2047
(j)
EUR 400 $ 491
3 Month Euro Interbank Offered Rate +
2.45%
Voya Financial Inc
6.13%, 09/15/2023
(i),(j)
$ 1,500 1,594
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.36%
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(j)
10,000 9,875
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 150,970
Internet - 0.58%
Alibaba Group Holding Ltd
3.25%, 02/09/2061 500 473
3.40%, 12/06/2027 2,000 2,124
Alphabet Inc
2.00%, 08/15/2026 900 929
B2W Digital Lux Sarl
4.38%, 12/20/2030 2,300 2,139
Baidu Inc
2.38%, 10/09/2030 900 865
Booking Holdings Inc
3.60%, 06/01/2026 1,200 1,306
Cablevision Lightpath LLC
3.88%, 09/15/2027
(f)
2,675 2,605
5.63%, 09/15/2028
(f)
3,200 3,163
JD.com Inc
3.88%, 04/29/2026 295 317
MercadoLibre Inc
3.13%, 01/14/2031 560 528
Netflix Inc
3.63%, 05/15/2027 EUR 500 664
4.38%, 11/15/2026 $ 1,760 1,958
Prosus NV
3.83%, 02/08/2051
(f)
760 689
Tencent Holdings Ltd
3.98%, 04/11/2029
(f)
3,100 3,380
3.98%, 04/11/2029 700 763
Uber Technologies Inc
8.00%, 11/01/2026
(f)
1,500 1,597
United Group BV
4.00%, 11/15/2027 EUR 2,400 2,712
$ 26,212
Investment Companies - 0.04%
MDGH GMTN RSC Ltd
2.88%, 05/21/2030 $ 800 831
3.70%, 11/07/2049 400 435
Sovereign Wealth Fund Samruk-Kazyna JSC
2.00%, 10/28/2026
(f)
460 455
$ 1,721
Iron & Steel - 1.91%
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(f)
18,412 19,502
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(f)
1,464 1,590
CSN Inova Ventures
6.75%, 01/28/2028 1,000 1,062
CSN Resources SA
4.63%, 06/10/2031
(f)
640 630
GTL Trade Finance Inc
7.25%, 04/16/2044
(a)
1,800 2,387
Material Sciences Corp
8.25%, 01/09/2024
(g),(h),(l)
18,397 18,397

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Specialty Steel
11.00%, 11/15/2026
(g),(h)
$ 41,564 $ 41,564
Vale Overseas Ltd
3.75%, 07/08/2030 840 855
$ 85,987
Leisure Products & Services - 0.02%
Royal Caribbean Cruises Ltd
5.50%, 04/01/2028
(f)
800 814
Lodging - 0.32%
Boyd Gaming Corp
4.75%, 06/15/2031
(f)
6,630 6,821
Gohl Capital Ltd
4.25%, 01/24/2027 3,250 3,375
Studio City Finance Ltd
5.00%, 01/15/2029 2,200 1,989
6.50%, 01/15/2028 290 279
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(a),(f)
1,840 1,865
$ 14,329
Machinery - Diversified - 0.59%
JPW Industries Holding Corp
9.00%, 10/01/2024
(f)
7,240 7,530
Rockwell Automation Inc
0.35%, 08/15/2023
(a)
2,000 1,995
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(f)
16,660 16,996
$ 26,521
Media - 1.69%
Altice Financing SA
5.00%, 01/15/2028
(f)
2,000 1,927
Altice Finco SA
4.75%, 01/15/2028 EUR 300 329
AMC Networks Inc
4.75%, 08/01/2025 $ 2,045 2,096
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
474 483
5.38%, 06/01/2029
(f)
3,500 3,761
5.50%, 05/01/2026
(f)
1,053 1,088
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.70%, 04/01/2051 500 491
6.48%, 10/23/2045 1,000 1,380
Comcast Corp
2.94%, 11/01/2056
(f)
441 425
4.15%, 10/15/2028 950 1,084
CSC Holdings LLC
4.63%, 12/01/2030
(f)
7,091 6,497
5.75%, 01/15/2030
(f)
3,350 3,305
7.50%, 04/01/2028
(f)
1,350 1,436
Discovery Communications LLC
4.00%, 09/15/2055 700 743
Globo Comunicacao e Participacoes SA
4.88%, 01/22/2030 2,000 1,940
Grupo Televisa SAB
5.00%, 05/13/2045 1,400 1,702
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(f)
1,414 1,467
Nexstar Media Inc
4.75%, 11/01/2028
(f)
2,185 2,232
5.63%, 07/15/2027
(f)
5,500 5,803
Scripps Escrow II Inc
5.38%, 01/15/2031
(f)
4,280 4,189
Sirius XM Radio Inc
4.00%, 07/15/2028
(f)
2,400 2,417
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
SportsNet New York
10.25%, 01/15/2025
(g),(h)
$ 20,090 $ 20,065
Virgin Media Finance PLC
5.00%, 07/15/2030
(f)
6,350 6,314
Ziggo Bond Co BV
5.13%, 02/28/2030
(f)
225 228
6.00%, 01/15/2027
(f)
3,500 3,614
Ziggo BV
5.50%, 01/15/2027
(f)
1,050 1,076
$ 76,092
Mining - 1.07%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/2028 470 467
Arconic Corp
6.13%, 02/15/2028
(f)
6,125 6,454
Century Aluminum Co
7.50%, 04/01/2028
(f)
9,530 10,078
Constellium SE
3.75%, 04/15/2029
(a),(f)
950 919
5.63%, 06/15/2028
(f)
775 813
Corp Nacional del Cobre de Chile
3.70%, 01/30/2050 750 760
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
800 854
Fresnillo PLC
4.25%, 10/02/2050
(f)
745 762
Industrias Penoles SAB de CV
4.15%, 09/12/2029 2,800 3,039
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(f)
308 343
Newmont Corp
4.88%, 03/15/2042 650 818
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(e),(f)
19,888 2
Novelis Corp
4.75%, 01/30/2030
(f)
4,014 4,174
Real Alloy Holding Inc
11.00%, 11/30/2023
(g),(h),(l)
17,944 17,944
Vedanta Resources Finance II PLC
8.95%, 03/11/2025
(f)
495 502
13.88%, 01/21/2024
(f)
315 343
$ 48,272
Miscellaneous Manufacturers - 0.03%
3M Co
4.00%, 09/14/2048 200 245
Illinois Tool Works Inc
3.90%, 09/01/2042 1,000 1,171
$ 1,416
Oil & Gas - 3.31%
BP Capital Markets America Inc
3.00%, 02/24/2050 300 297
BP Capital Markets PLC
4.88%, 03/22/2030
(i),(j)
10,960 11,931
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Colgate Energy Partners III LLC
5.88%, 07/01/2029
(f)
1,800 1,843
Comstock Resources Inc
5.88%, 01/15/2030
(f)
2,550 2,652
6.75%, 03/01/2029
(f)
525 564
Continental Resources Inc/OK
5.75%, 01/15/2031
(f)
1,100 1,317
Cosan Luxembourg SA
7.00%, 01/20/2027 1,800 1,865
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
700 721

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ecopetrol SA
4.63%, 11/02/2031
(n)
$ 1,570 $ 1,558
5.88%, 05/28/2045 1,110 1,124
6.88%, 04/29/2030 2,000 2,310
Empresa Nacional del Petroleo
3.45%, 09/16/2031
(f)
200 190
Energean Israel Finance Ltd
4.88%, 03/30/2026
(f)
500 508
5.88%, 03/30/2031
(f)
4,300 4,353
Exxon Mobil Corp
4.23%, 03/19/2040 500 598
Gazprom PJSC via Gaz Finance PLC
4.60%, 10/26/2025
(f),(i),(j)
2,825 2,931
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.26%
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
375 381
6.00%, 02/01/2031
(f)
1,125 1,155
HollyFrontier Corp
5.88%, 04/01/2026 1,100 1,253
Kosmos Energy Ltd
7.13%, 04/04/2026
(f)
225 224
7.13%, 04/04/2026 2,000 1,995
7.75%, 05/01/2027
(f)
410 410
Leviathan Bond Ltd
6.50%, 06/30/2027
(f)
4,200 4,578
6.75%, 06/30/2030
(f)
1,000 1,096
Lukoil Capital DAC
3.60%, 10/26/2031
(f)
800 798
Lukoil International Finance BV
4.75%, 11/02/2026 400 437
MC Brazil Downstream Trading SARL
7.25%, 06/30/2031
(f)
1,750 1,703
Medco Bell Pte Ltd
6.38%, 01/30/2027
(f)
790 809
MEG Energy Corp
7.13%, 02/01/2027
(f)
5,500 5,775
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(f)
700 637
Occidental Petroleum Corp
3.00%, 02/15/2027 3,400 3,400
3.50%, 08/15/2029 2,600 2,639
5.50%, 12/01/2025 1,900 2,090
6.13%, 01/01/2031 1,275 1,527
6.20%, 03/15/2040 700 848
6.38%, 09/01/2028 200 234
6.45%, 09/15/2036 11,417 14,528
6.60%, 03/15/2046 3,350 4,287
6.63%, 09/01/2030 1,250 1,530
7.50%, 05/01/2031 100 130
8.88%, 07/15/2030 6,700 9,079
Oil India Ltd
5.13%, 02/04/2029 2,200 2,448
PDC Energy Inc
5.75%, 05/15/2026 2,300 2,366
Pertamina Persero PT
4.15%, 02/25/2060 300 297
5.63%, 05/20/2043
(f)
700 835
Petrobras Global Finance BV
7.25%, 03/17/2044 1,500 1,638
Petroleos de Venezuela SA
0.00%, 10/27/2020
(e)
1,028 276
0.00%, 11/17/2021
(e)
17,250 863
0.00%, 05/16/2024
(e)
38,002 1,900
0.00%, 11/15/2026
(e)
12,045 602
0.00%, 04/12/2027
(e)
425 21
0.00%, 05/17/2035
(e)
536 27
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Petroleos Mexicanos
6.50%, 01/23/2029 $ 2,430 $ 2,532
6.63%, 06/15/2035 4,200 4,067
7.19%, 09/12/2024 MXN 17,000 786
7.69%, 01/23/2050 $ 2,060 1,967
9.50%, 09/15/2027 1,000 1,169
Petron Corp
4.60%, 07/19/2023
(i),(j)
750 746
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.77%
Phillips 66
3.85%, 04/09/2025 2,250 2,424
Qatar Energy
1.38%, 09/12/2026
(f)
1,100 1,086
2.25%, 07/12/2031
(f)
910 896
3.30%, 07/12/2051
(f)
510 520
Rockcliff Energy II LLC
5.50%, 10/15/2029
(f)
1,350 1,385
SA Global Sukuk Ltd
2.69%, 06/17/2031
(f)
1,600 1,603
Saudi Arabian Oil Co
4.25%, 04/16/2039
(f)
605 677
4.38%, 04/16/2049
(f)
1,500 1,722
SEPLAT Energy PLC
7.75%, 04/01/2026
(f)
730 750
Southwestern Energy Co
7.75%, 10/01/2027 1,030 1,106
Suncor Energy Inc
3.75%, 03/04/2051 600 655
Sunoco LP / Sunoco Finance Corp
5.88%, 03/15/2028 75 79
Tecpetrol SA
4.88%, 12/12/2022 800 799
Teine Energy Ltd
6.88%, 04/15/2029
(f)
4,650 4,731
Tengizchevroil Finance Co International Ltd
3.25%, 08/15/2030
(f)
400 401
TotalEnergies SE
2.63%, 02/26/2025
(i),(j)
EUR 1,600 1,943
EUR Swap Annual (VS 6 Month) 5 Year
+ 2.15%
Tullow Oil PLC
10.25%, 05/15/2026
(f)
$ 1,140 1,201
10.25%, 05/15/2026 2,500 2,634
Turkiye Petrol Rafinerileri AS
4.50%, 10/18/2024 2,000 1,979
Valero Energy Corp
6.63%, 06/15/2037 200 273
W&T Offshore Inc
9.75%, 11/01/2023
(f)
2,500 2,428
YPF SA
2.50%, 06/30/2029
(l)
665 446
$ 148,583
Oil & Gas Services - 0.08%
Guara Norte Sarl
5.20%, 06/15/2034
(f)
403 394
5.20%, 06/15/2034 1,965 1,923
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 1,180 1,220
$ 3,537
Packaging & Containers - 1.11%
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(f)
6,300 6,265
Ball Corp
4.38%, 12/15/2023 EUR 800 999

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Berry Global Inc
5.63%, 07/15/2027
(f)
$ 1,650 $ 1,728
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 325 335
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 1,385 1,704
Crown European Holdings SA
3.38%, 05/15/2025 EUR 300 369
Graham Packaging Co Inc
7.13%, 08/15/2028
(f)
$ 2,150 2,212
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(f)
5,370 5,524
Klabin Austria GmbH
7.00%, 04/03/2049 750 866
Plastipak Holdings Inc
6.25%, 10/15/2025
(f)
3,487 3,550
Silgan Holdings Inc
3.25%, 03/15/2025 EUR 600 697
Trident TPI Holdings Inc
6.63%, 11/01/2025
(f)
$ 10,384 10,527
9.25%, 08/01/2024
(f)
8,420 8,809
Trivium Packaging Finance BV
5.50%, 08/15/2026
(f)
6,000 6,232
$ 49,817
Pharmaceuticals - 0.73%
AbbVie Inc
4.05%, 11/21/2039 2,300 2,642
AstraZeneca PLC
4.00%, 01/17/2029 1,150 1,308
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
1,580 1,677
Bausch Health Cos Inc
5.00%, 01/30/2028
(f)
800 738
5.25%, 01/30/2030
(f)
7,510 6,778
7.00%, 01/15/2028
(f)
3,300 3,342
Bayer Capital Corp BV
1.50%, 06/26/2026 EUR 800 969
Cigna Corp
4.80%, 08/15/2038 $ 2,150 2,642
CVS Health Corp
5.05%, 03/25/2048 700 920
Eli Lilly & Co
1.70%, 11/01/2049 EUR 325 429
Option Care Health Inc
4.38%, 10/31/2029
(a),(f)
$ 2,570 2,595
Organon & Co / Organon Foreign Debt Co-Issuer
BV
5.13%, 04/30/2031
(f)
2,900 2,991
Prestige Brands Inc
3.75%, 04/01/2031
(f)
1,600 1,546
Teva Pharmaceutical Finance Netherlands II BV
1.88%, 03/31/2027 EUR 900 960
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/2023 $ 900 907
3.15%, 10/01/2026 1,100 1,037
Utah Acquisition Sub Inc
3.95%, 06/15/2026 1,275 1,387
$ 32,868
Pipelines - 1.42%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/02/2047 380 441
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.75%, 03/01/2027
(f)
2,950 3,046
5.75%, 01/15/2028
(f)
1,675 1,752
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Buckeye Partners LP
4.50%, 03/01/2028
(f)
$ 3,225 $ 3,185
5.60%, 10/15/2044 375 364
5.85%, 11/15/2043 1,450 1,430
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(f)
3,605 3,749
DT Midstream Inc
4.38%, 06/15/2031
(f)
4,025 4,078
Enbridge Inc
2.50%, 08/01/2033 2,700 2,674
6.00%, 01/15/2077
(j)
3,400 3,757
3 Month USD LIBOR + 3.89%
6.25%, 03/01/2078
(j)
5,600 6,180
3 Month USD LIBOR + 3.64%
EQM Midstream Partners LP
4.75%, 01/15/2031
(f)
950 984
Galaxy Pipeline Assets Bidco Ltd
1.75%, 09/30/2027
(f)
1,272 1,279
2.16%, 03/31/2034 710 692
Genesis Energy LP / Genesis Energy Finance
Corp
8.00%, 01/15/2027 1,580 1,587
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
4,140 4,347
Hess Midstream Operations LP
5.63%, 02/15/2026
(f)
1,135 1,176
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(f)
3,875 3,885
New Fortress Energy Inc
6.50%, 09/30/2026
(f)
375 364
6.75%, 09/15/2025
(f)
1,950 1,899
NuStar Logistics LP
6.38%, 10/01/2030 1,250 1,370
Rockies Express Pipeline LLC
4.80%, 05/15/2030
(f)
2,025 2,157
4.95%, 07/15/2029
(f)
400 428
Transcanada Trust
5.88%, 08/15/2076
(j)
4,230 4,664
3 Month USD LIBOR + 4.64%
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(f)
1,725 1,755
4.13%, 08/15/2031
(f)
2,505 2,593
Western Midstream Operating LP
5.30%, 03/01/2048 1,500 1,747
5.45%, 04/01/2044 250 293
6.50%, 02/01/2050 1,250 1,496
Williams Cos Inc/The
6.30%, 04/15/2040 450 614
$ 63,986
Real Estate - 0.21%
Corp Inmobiliaria Vesta SAB de CV
3.63%, 05/13/2031
(f)
410 398
Country Garden Holdings Co Ltd
8.00%, 01/27/2024 1,600 1,647
Easy Tactic Ltd
8.13%, 02/27/2023 1,400 866
MAF Global Securities Ltd
6.37%, 03/20/2026
(i),(j)
4,000 4,371
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.54%
Powerlong Real Estate Holdings Ltd
5.95%, 04/30/2025 300 271
6.25%, 08/10/2024 240 221
Scenery Journey Ltd
13.00%, 11/06/2022 1,200 234

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
Wanda Properties International Co Ltd
7.25%, 01/29/2024 $ 1,500 $ 1,422
$ 9,430
REITs - 0.26%
American Tower Corp
3.10%, 06/15/2050 700 695
CIBANCO SA Institucion de Banca Multiple
Trust CIB/3332
4.38%, 07/22/2031
(f)
750 718
Iron Mountain Inc
5.25%, 03/15/2028
(f)
2,165 2,257
MPT Operating Partnership LP / MPT Finance
Corp
3.69%, 06/05/2028 GBP 1,100 1,592
Trust Fibra Uno
6.95%, 01/30/2044
(a)
$ 1,300 1,579
VICI Properties LP / VICI Note Co Inc
3.75%, 02/15/2027
(f)
3,100 3,185
Welltower Inc
4.00%, 06/01/2025 1,400 1,517
$ 11,543
Retail - 1.02%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(f)
725 702
4.38%, 01/15/2028
(f)
5,750 5,780
Bath & Body Works Inc
6.75%, 07/01/2036 1,095 1,314
Dollar Tree Inc
4.20%, 05/15/2028 1,000 1,126
Falabella SA
3.38%, 01/15/2032
(f)
750 744
LBM Acquisition LLC
6.25%, 01/15/2029
(f)
2,675 2,598
Lowe's Cos Inc
3.00%, 10/15/2050 600 601
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
5,275 5,347
Park River Holdings Inc
6.75%, 08/01/2029
(f)
2,075 2,034
QVC Inc
4.38%, 09/01/2028 2,150 2,198
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(f)
6,150 6,404
SRS Distribution Inc
4.63%, 07/01/2028
(f)
3,560 3,639
Staples Inc
10.75%, 04/15/2027
(f)
1,700 1,623
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(f)
3,475 3,562
Walmart Inc
5.63%, 03/27/2034 GBP 450 887
White Cap Buyer LLC
6.88%, 10/15/2028
(f)
$ 6,827 7,049
$ 45,608
Semiconductors - 0.12%
Broadcom Inc
3.75%, 02/15/2051
(f)
1,200 1,240
Micron Technology Inc
2.50%, 04/24/2023 1,500 1,541
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(f)
1,300 1,350
TSMC Arizona Corp
2.50%, 10/25/2031 1,090 1,104
$ 5,235
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 0.65%
Ascend Learning LLC
6.88%, 08/01/2025
(f)
$ 6,798 $ 6,917
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(f)
2,675 2,645
4.88%, 07/01/2029
(f)
4,400 4,381
Open Text Corp
3.88%, 02/15/2028
(f)
1,300 1,310
Playtika Holding Corp
4.25%, 03/15/2029
(f)
11,742 11,775
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(f)
2,075 2,062
$ 29,090
Sovereign - 4.93%
1MDB Global Investments Ltd
4.40%, 03/09/2023 5,400 5,428
Abu Dhabi Government International Bond
3.13%, 10/11/2027
(f)
950 1,022
3.13%, 10/11/2027 600 645
3.13%, 09/30/2049
(f)
1,500 1,511
Angolan Government International Bond
8.00%, 11/26/2029
(f)
2,150 2,129
8.00%, 11/26/2029 1,500 1,485
9.38%, 05/08/2048
(f)
600 595
9.50%, 11/12/2025
(f)
360 389
9.50%, 11/12/2025 1,715 1,853
Argentine Republic Government International
Bond
0.50%, 07/09/2030
(l)
5,750 1,961
1.13%, 07/09/2035
(l)
7,700 2,376
2.00%, 01/09/2038
(l)
3,800 1,389
Bahamas Government International Bond
6.00%, 11/21/2028 1,800 1,626
Benin Government International Bond
4.88%, 01/19/2032
(f)
EUR 1,750 1,972
Bolivian Government International Bond
4.50%, 03/20/2028 $ 1,900 1,701
Bonos de la Tesoreria de la Republica en pesos
4.70%, 09/01/2030
(f)
CLP 1,010,000 1,135
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/2029 BRL 7,300 1,164
10.00%, 01/01/2031 17,827 2,804
Chile Government International Bond
2.55%, 07/27/2033 $ 1,560 1,506
Colombia Government International Bond
3.25%, 04/22/2032 550 513
4.50%, 03/15/2029 610 643
5.20%, 05/15/2049 705 709
5.63%, 02/26/2044 1,100 1,160
6.13%, 01/18/2041 1,720 1,910
Colombian TES
5.75%, 11/03/2027 COP 16,900,000 4,121
6.25%, 11/26/2025 7,567,300 1,965
6.25%, 07/09/2036 4,442,000 971
7.00%, 03/26/2031 1,652,900 409
Dominican Republic International Bond
5.88%, 01/30/2060
(f)
$ 1,520 1,490
5.88%, 01/30/2060 300 294
6.50%, 02/15/2048 1,400 1,497
6.85%, 01/27/2045 3,150 3,504
Ecuador Government International Bond
5.00%, 07/31/2030
(l)
2,320 1,926
Egypt Government Bond
14.05%, 07/21/2022 EGP 21,600 1,380
14.31%, 10/13/2023 5,595 355

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Egypt Government International Bond
7.60%, 03/01/2029
(f)
$ 530 $ 533
7.63%, 05/29/2032 800 773
8.50%, 01/31/2047 4,250 3,927
8.88%, 05/29/2050
(f)
2,110 1,987
8.88%, 05/29/2050 1,150 1,083
El Salvador Government International Bond
5.88%, 01/30/2025
(f)
1,605 1,276
Export-Import Bank of India
3.88%, 02/01/2028 3,200 3,424
Export-Import Bank of Korea
2.50%, 06/29/2041 1,300 1,291
8.00%, 05/15/2024
(f)
IDR 21,100,000 1,586
Gabon Government International Bond
6.38%, 12/12/2024
(f)
$ 950 1,007
6.95%, 06/16/2025 2,000 2,149
Ghana Government International Bond
7.63%, 05/16/2029
(f)
1,190 1,048
8.63%, 04/07/2034
(f)
830 734
Guatemala Government Bond
6.13%, 06/01/2050 900 1,058
Honduras Government International Bond
6.25%, 01/19/2027 1,750 1,824
Hungary Government Bond
2.25%, 04/20/2033 HUF 293,070 789
Indonesia Government International Bond
4.35%, 01/08/2027
(f)
$ 700 782
4.45%, 04/15/2070 400 454
4.63%, 04/15/2043
(f)
765 871
8.50%, 10/12/2035 1,000 1,568
Indonesia Treasury Bond
5.13%, 04/15/2027 IDR 30,000,000 2,134
7.00%, 09/15/2030 31,000,000 2,303
7.50%, 08/15/2032 7,440,000 563
8.25%, 05/15/2036 18,125,000 1,439
8.38%, 03/15/2034 38,221,000 3,049
Iraq International Bond
5.80%, 01/15/2028 $ 3,573 3,473
Israel Government International Bond
4.50%, 01/30/2043 2,550 3,181
Ivory Coast Government International Bond
5.75%, 12/31/2032
(l)
3,410 3,410
6.88%, 10/17/2040
(f)
EUR 940 1,139
Lebanon Government International Bond
0.00%, 03/23/2027
(e)
$ 660 99
Malaysia Government Bond
3.76%, 05/22/2040 MYR 7,473 1,698
4.89%, 06/08/2038 6,561 1,710
Mexican Bonos
7.50%, 06/03/2027 MXN 115,139 5,616
8.50%, 05/31/2029 45,191 2,325
10.00%, 11/20/2036 13,470 789
Mexico Government International Bond
4.75%, 04/27/2032 $ 685 768
4.75%, 03/08/2044 2,350 2,568
Montenegro Government International Bond
2.88%, 12/16/2027 EUR 2,000 2,131
Nigeria Government International Bond
6.50%, 11/28/2027 $ 2,200 2,246
7.14%, 02/23/2030 2,800 2,823
7.38%, 09/28/2033
(f)
1,210 1,198
7.70%, 02/23/2038 300 289
9.25%, 01/21/2049 200 212
Oman Government International Bond
6.00%, 08/01/2029 3,200 3,429
6.25%, 01/25/2031
(f)
640 692
6.75%, 01/17/2048 1,600 1,616
7.00%, 01/25/2051
(f)
760 792
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Oman Sovereign Sukuk Co
4.40%, 06/01/2024 $ 1,100 $ 1,140
Pakistan Government International Bond
6.00%, 04/08/2026
(f)
2,450 2,462
Panama Government International Bond
2.25%, 09/29/2032 940 885
Perusahaan Penerbit SBSN Indonesia III
4.55%, 03/29/2026 1,150 1,289
Peruvian Government International Bond
2.39%, 01/23/2026 1,000 1,018
2.78%, 01/23/2031 1,050 1,044
3.00%, 01/15/2034
(n)
940 930
3.55%, 03/10/2051 790 796
5.63%, 11/18/2050 1,200 1,633
6.90%, 08/12/2037
(f)
PEN 4,910 1,244
Qatar Government International Bond
3.40%, 04/16/2025
(f)
$ 945 1,011
4.82%, 03/14/2049
(f)
500 643
Republic of Belarus International Bond
6.20%, 02/28/2030 490 425
6.88%, 02/28/2023 2,000 2,021
Republic of Cameroon International Bond
5.95%, 07/07/2032
(f)
EUR 2,000 2,251
Republic of Kenya Government International
Bond
7.00%, 05/22/2027
(f)
$ 1,050 1,112
Republic of Poland Government International
Bond
3.25%, 04/06/2026 3,000 3,220
Republic of South Africa Government Bond
7.00%, 02/28/2031 ZAR 32,708 1,759
8.00%, 01/31/2030 62,529 3,714
8.88%, 02/28/2035 16,911 977
Republic of South Africa Government
International Bond
4.85%, 09/30/2029 $ 2,800 2,870
Romania Government Bond
5.00%, 02/12/2029 RON 5,380 1,264
Romanian Government International Bond
2.00%, 01/28/2032
(f)
EUR 2,100 2,315
3.38%, 01/28/2050 570 640
5.13%, 06/15/2048 $ 1,100 1,293
Russian Federal Bond - OFZ
6.70%, 03/14/2029 RUB 97,216 1,262
6.90%, 07/23/2031 68,319 889
7.05%, 01/19/2028 400,000 5,344
7.70%, 03/23/2033 195,492 2,690
7.95%, 10/07/2026 58,713 821
Russian Foreign Bond - Eurobond
4.38%, 03/21/2029 $ 2,400 2,705
4.50%, 04/04/2022 200 202
5.25%, 06/23/2047 400 509
Saudi Government International Bond
4.50%, 10/26/2046 3,000 3,457
4.63%, 10/04/2047
(f)
650 765
Senegal Government International Bond
4.75%, 03/13/2028 EUR 2,525 2,971
5.38%, 06/08/2037
(f)
800 888
Thailand Government Bond
0.95%, 06/17/2025 THB 24,384 733
1.59%, 12/17/2035 62,393 1,683
1.60%, 12/17/2029 18,401 548
2.13%, 12/17/2026 26,631 837
3.78%, 06/25/2032 18,401 644
Trinidad & Tobago Government International
Bond
4.50%, 08/04/2026
(a)
$ 1,700 1,764

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Turkey Government International Bond
5.13%, 02/17/2028 $ 1,750 $ 1,641
5.88%, 06/26/2031 455 422
6.38%, 10/14/2025 900 915
6.50%, 09/20/2033 340 323
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/2026
(f)
700 682
UAE International Government B ond
2.00%, 10/19/2031
(f)
820 805
Ukraine Government International Bond
1.26%, 05/31/2040
(l)
1,765 1,858
7.25%, 03/15/2033 3,550 3,613
7.38%, 09/25/2032
(f)
1,300 1,337
7.38%, 09/25/2032 1,490 1,532
7.75%, 09/01/2023 630 671
7.75%, 09/01/2024 900 970
7.75%, 09/01/2027 965 1,040
Ukreximbank Via Biz Finance PLC
9.75%, 01/22/2025 744 796
Venezuela Government International Bond
0.00%, 10/13/2019
(e)
15,701 1,511
0.00%, 09/15/2027
(e)
2,865 276
0.00%, 08/05/2031
(e)
2,425 234
Zambia Government International Bond
0.00%, 09/20/2022
(e)
710 536
0.00%, 04/14/2024
(e)
300 239
$ 221,463
Telecommunications - 2.16%
America Movil SAB de CV
3.63%, 04/22/2029 1,100 1,191
AT&T Inc
3.50%, 09/15/2053 400 406
4.38%, 09/14/2029 GBP 1,500 2,396
7.00%, 04/30/2040 150 335
C&W Senior Financing DAC
6.88%, 09/15/2027
(f)
$ 3,550 3,741
CommScope Inc
4.75%, 09/01/2029
(f)
3,000 2,944
7.13%, 07/01/2028
(f)
1,500 1,479
CommScope Technologies LLC
6.00%, 06/15/2025
(f)
7,968 7,887
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(f)
2,690 2,791
Digicel Group Holdings Ltd
8.00%, PIK 2.00%; 04/01/2024
(l),(o)
1,151 1,162
Digicel International Finance Ltd/Digicel
international Holdings Ltd
8.75%, 05/25/2024
(f)
450 467
8.75%, 05/25/2024 4,075 4,228
Embarq Corp
8.00%, 06/01/2036 1,155 1,276
GTT Communications Inc
0.00%, 12/31/2024
(e),(f)
24,309 2,856
Iliad Holding SAS
7.00%, 10/15/2028
(f)
1,100 1,134
Kenbourne Invest SA
6.88%, 11/26/2024
(f)
800 834
Koninklijke KPN NV
5.75%, 09/17/2029 GBP 600 997
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(f)
$ 2,125 2,205
MTN Mauritius Investments Ltd
4.76%, 11/11/2024 1,200 1,253
Nokia Oyj
2.00%, 03/15/2024 EUR 400 478
Oi SA
10.00%, 07/27/2025
(l)
$ 850 765
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Sprint Capital Corp
8.75%, 03/15/2032 $ 1,130 $ 1,691
Sprint Corp
7.88%, 09/15/2023 750 832
Switch Ltd
3.75%, 09/15/2028
(f)
325 323
4.13%, 06/15/2029
(f)
2,650 2,663
Telecom Italia SpA/Milano
5.25%, 03/17/2055 EUR 300 399
5.30%, 05/30/2024
(f)
$ 1,815 1,933
Telefonica Europe BV
2.88%, 06/24/2027
(i),(j)
EUR 700 824
EUR Swap Annual (VS 6 Month) 8 Year
+ 3.07%
T-Mobile USA Inc
2.63%, 02/15/2029 $ 1,500 1,487
Total Play Telecomunicaciones SA de CV
6.38%, 09/20/2028
(f)
540 531
Turk Telekomunikasyon AS
4.88%, 06/19/2024 1,200 1,223
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/2028 1,500 1,562
Verizon Communications Inc
2.50%, 05/16/2030 CAD 1,000 788
4.86%, 08/21/2046 $ 550 722
Viasat Inc
5.63%, 09/15/2025
(f)
5,025 5,097
5.63%, 04/15/2027
(f)
3,925 4,082
6.50%, 07/15/2028
(f)
5,870 6,164
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(f)
3,700 3,602
4.75%, 07/15/2031
(f)
1,600 1,608
Vodafone Group PLC
5.00%, 05/30/2038 825 1,025
5.13%, 06/04/2081
(j)
8,000 8,195
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
5,950 5,779
6.13%, 03/01/2028
(f)
6,075 5,929
$ 97,284
Transportation - 0.22%
BNSF Funding Trust I
6.61%, 12/15/2055
(j)
3,510 4,014
3 Month USD LIBOR + 2.35%
FedEx Corp
5.25%, 05/15/2050 550 744
Georgian Railway JSC
4.00%, 06/17/2028
(f)
2,575 2,601
Lima Metro Line 2 Finance Ltd
4.35%, 04/05/2036
(f)
791 841
MV24 Capital BV
6.75%, 06/01/2034
(f)
747 771
Rumo Luxembourg Sarl
4.20%, 01/18/2032
(f)
780 730
$ 9,701
Water - 0.05%
American Water Capital Corp
2.80%, 05/01/2030 800 833
Essential Utilities Inc
2.70%, 04/15/2030 1,250 1,277
$ 2,110
TOTAL BONDS $ 2,654,467

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

CONVERTIBLE BONDS - 0.01%
Principal
Amount (000's) Value (000's)
Mining - 0.01%
Mirabela Nickel Ltd
0.00%, 06/24/2019
(e),(f)
$ 6,966 $ 348
TOTAL CONVERTIBLE BONDS $ 348
CREDIT LINKED STRUCTURED NOTES
- 0.10%
Principal
Amount (000's) Value (000's)
Sovereign - 0.10%
China Government Bond - JPMorgan Chase
2.85%, 06/04/2027
(l)
CNY 30,000 $ 4,668
TOTAL CREDIT LINKED STRUCTURED NOTES $ 4,668
SENIOR FLOATING RATE INTERESTS
- 5.58%
Principal
Amount (000's) Value (000's)
Airlines - 0.13%
AAdvantage Loyalty IP Ltd
5.50%, 03/10/2028
(p)
$ 4,275 $ 4,450
1 Month USD LIBOR + 4.75%
Air Canada
4.25%, 07/27/2028
(p)
300 303
1 Month USD LIBOR + 3.50%
United Airlines Inc
4.50%, 04/21/2028
(p)
995 1,008
1 Month USD LIBOR + 3.75%
$ 5,761
Automobile Parts & Equipment - 0.10%
First Brands Group LLC
6.00%, 03/24/2027
(p)
2,265 2,283
1 Month USD LIBOR + 5.00%
9.50%, 03/24/2028
(p)
2,025 2,040
1 Month USD LIBOR + 8.50%
$ 4,323
Building Materials - 0.08%
Generation Brands
7.25%, 06/29/2029
(p)
2,560 2,558
3 Month USD LIBOR + 6.75%
7.25%, 06/29/2029
(p)
975 974
3 Month USD LIBOR + 6.75%
Chemicals - 0.26%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(p)
6,210 6,226
1 Month USD LIBOR + 7.75%
Cpc Acquisition Corp
8.50%, 01/12/2029
(p)
5,350 5,343
1 Month USD LIBOR + 7.75%
$ 11,569
Commercial Services - 0.86%
KUEHG Corp
9.25%, 08/22/2025
(p)
16,360 16,401
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
8.50%, 03/13/2026
(p)
17,700 17,567
3 Month USD LIBOR + 7.50%
Revint Intermediate II LLC
5.75%, 10/15/2027
(p)
2,114 2,124
1 Month USD LIBOR + 4.25%
RLG Holdings LLC
5.00%, 06/30/2028
(p)
2,250 2,250
1 Month USD LIBOR + 4.25%
5.00%, 07/07/2028
(p)
570 570
1 Month USD LIBOR + 4.25%
$ 38,912
Distribution & Wholesale - 0.06%
Infinite Bidco LLC
7.50%, 02/24/2029
(p)
2,690 2,704
1 Month USD LIBOR + 7.00%
Electronics - 0.23%
Deliver Buyer Inc
5.13%, 05/01/2024
(p)
10,605 10,560
3 Month USD LIBOR + 5.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction - 0.48%
Brand Industrial Services Inc
5.25%, 06/21/2024
(p)
$ 9,865 $ 9,773
3 Month USD LIBOR + 4.25%
5.25%, 06/21/2024
(p)
7,503 7,433
3 Month USD LIBOR + 4.25%
KKR Apple Bidco LLC
6.25%, 07/13/2029
(p)
3,740 3,790
3 Month USD LIBOR + 5.75%
6.25%, 07/13/2029
(p)
400 406
3 Month USD LIBOR + 5.75%
$ 21,402
Entertainment - 0.07%
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(p)
2,353 2,303
3 Month USD LIBOR + 2.50%
UFC Holdings LLC
3.50%, 04/29/2026
(p)
823 818
1 Month USD LIBOR + 2.75%
$ 3,121
Environmental Control - 0.04%
Packers Holdings LLC
4.00%, 03/09/2028
(p)
1,995 1,986
1 Month USD LIBOR + 4.00%
Healthcare - Services - 0.43%
Cano Health LLC
5.25%, 11/19/2027
(p)
4,339 4,339
1 Month USD LIBOR + 4.25%
Eyecare Partners LLC
0.00%, 10/14/2029
(p),(q)
4,050 4,064
1 Month USD LIBOR + 6.75%
National Mentor Holdings Inc
8.00%, 02/16/2029
(p)
725 726
1 Month USD LIBOR + 7.25%
Sound Inpatient Physicians Holdings LLC
6.83%, 06/26/2026
(p)
6,525 6,517
3 Month USD LIBOR + 6.75%
UWH PLLC
5.00%, 12/18/2027
(p)
3,950 3,951
1 Month USD LIBOR + 4.25%
$ 19,597
Home Builders - 0.04%
Tecta America Corp
5.00%, 04/06/2028
(p)
898 899
3 Month USD LIBOR + 4.25%
9.25%, 04/06/2029
(p)
900 896
3 Month USD LIBOR + 8.50%
$ 1,795
Insurance - 0.61%
Asurion LLC
3.34%, 12/18/2026
(p)
3,031 2,999
1 Month USD LIBOR + 3.25%
3.34%, 07/29/2027
(p)
3,980 3,940
1 Month USD LIBOR + 3.25%
5.33%, 01/29/2028
(p)
7,250 7,220
1 Month USD LIBOR + 5.25%
5.34%, 01/15/2029
(p)
8,130 8,091
1 Month USD LIBOR + 5.25%
5.34%, 01/15/2029
(p)
5,100 5,076
1 Month USD LIBOR + 5.25%
$ 27,326
Internet - 0.31%
CNT Holdings I Corp
7.50%, 12/16/2028
(p)
6,061 6,136
1 Month USD LIBOR + 6.75%

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
MH Sub I LLC
6.34%, 02/12/2029
(p)
$ 7,550 $ 7,647
1 Month USD LIBOR + 6.25%
$ 13,783
Investment Companies - 0.25%
Zest Acquisition Corp
8.00%, 03/06/2026
(p)
11,260 11,232
3 Month USD LIBOR + 7.50%
Machinery - Diversified - 0.54%
Engineered Machinery Holdings Inc
6.75%, 05/21/2029
(p)
22,333 22,445
1 Month USD LIBOR + 6.00%
6.75%, 05/21/2029
(p)
2,000 2,010
1 Month USD LIBOR + 6.00%
Mining - 0.15%
Arctic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(g),(o),(p)
6,077 6,077
1 Month USD LIBOR + 5.00%
6.00%, 12/31/2024
(g),(p)
462 462
1 Month USD LIBOR + 5.00%
$ 6,539
Miscellaneous Manufacturers - 0.01%
Utex Industries
5.25%, PIK 5.75%, 11/03/2025
(o),(p)
662 646
1 Month USD LIBOR + 9.50%
Pharmaceuticals - 0.11%
Pathway Vet Alliance LLC
3.83%, 03/31/2027
(p)
873 868
1 Month USD LIBOR + 3.75%
PetVet Care Centers LLC
4.25%, 02/14/2025
(p)
3,990 3,983
1 Month USD LIBOR + 3.50%
$ 4,851
Software - 0.55%
Applied Systems Inc
6.25%, 09/19/2025
(p)
4,232 4,280
1 Month USD LIBOR + 5.50%
Genesys Cloud Services Holdings II LLC
4.75%, 12 /01/2027
(p)
3,434 3,441
1 Month USD LIBOR + 4.00%
Loyalty Ventures Inc
0.00%, 10/08/2027
(p),(q)
3,075 3,056
Mitchell International Inc
7.00%, 10/01/2029
(p)
3,060 3,082
1 Month USD LIBOR + 6.50%
Project Sky Merger Sub Inc
6.50%, 08/10/2029
(p)
1,660 1,660
1 Month USD LIBOR + 6.00%
S2P Acquisition Borrower Inc
0.00%, 08/07/2026
(p),(q)
299 299
3 Month USD LIBOR + 4.00%
Skopima Merger Sub Inc
8.00%, 04/30/2029
(p)
4,760 4,760
1 Month USD LIBOR + 7.50%
Sophia LP
4.40%, 10/07/2027
(p)
1,411 1,412
1 Month USD LIBOR + 3.75%
Sovos Compliance LLC
5.00%, 07/29/2028
(p)
618 622
1 Month USD LIBOR + 4.50%
UKG Inc
7.50%, 05/03/2027
(p)
1,950 1,982
1 Month USD LIBOR + 6.75%
$ 24,594
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0.12%
Xplornet Communications Inc
0.00%, 09/30/2029
(p),(q)
$ 5,510 $ 5,482
1 Month USD LIBOR + 7.00%
Transportation - 0.15%
ASP LS Acquisition Corp
8.25%, 04/30/2029
(p)
6,650 6,683
1 Month USD LIBOR + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 250,853
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.03%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 0.03%
0.75%, 03/31/2026 $ 1,600 $ 1,574
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,574
Total Investments $ 4,512,413
Other Assets and Liabilities -  (0.40)% (17,910)
TOTAL NET ASSETS - 100.00% $ 4,494,503
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $34,248 or 0.76% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $35,710 or 0.79% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,357,816 or 30.21% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $127,073 or 2.83% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Security is an Interest Only Strip.
(n) Security purchased on a when-issued basis.
(o) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(p) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(q) This Senior Floating Rate Note will settle after October 31, 2021, at which time the interest rate will be determined.

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 67.88%
Canada 3.81%
United Kingdom 3.41%
Japan 2.42%
France 1.98%
Netherlands 1.56%
Switzerland 1.40%
Germany 1.17%
Mexico 1.13%
Australia 0.88%
Ireland 0.82%
Italy 0.79%
Supranational 0.78%
Cayman Islands 0.73%
Spain 0.52%
Luxembourg 0.52%
Sweden 0.50%
Colombia 0.47%
Virgin Islands, British 0.45%
Hong Kong 0.43%
Indonesia 0.41%
India 0.40%
Israel 0.34%
Brazil 0.32%
Russian Federation 0.32%
Jersey, Channel Islands 0.32%
Korea, Republic Of 0.32%
Ukraine 0.30%
South Africa 0.30%
Denmark 0.30%
Turkey 0.28%
Singapore 0.25%
China 0.24%
Argentina 0.23%
Egypt 0.22%
Norway 0.21%
United Arab Emirates 0.21%
Oman 0.19%
Chile 0.18%
Nigeria 0.17%
Peru 0.16%
Saudi Arabia 0.16%
Malaysia 0.16%
Dominican Republic 0.15%
Angola 0.14%
Austria 0.14%
Romania 0.12%
Venezuela 0.12%
Cote d'Ivoire 0.11%
Thailand 0.11%
Isle of Man 0.09%
Taiwan 0.09%
Senegal 0.09%
Bermuda 0.08%
Azerbaijan 0.08%
Iraq 0.08%
Qatar 0.08%
Finland 0.07%
Poland 0.07%
Philippines 0.07%
Gabon 0.07%
Georgia 0.06%
Togo 0.05%
Belarus 0.05%
Tunisia 0.05%
Ecuador 0.05%
Cameroon 0.05%
Pakistan 0.05%
Montenegro 0.05%
Benin 0.04%
Portfolio Summary  (unaudited) (continued)
Location Percent
Ghana 0.04%
Bolivia (Plurinational State Of) 0.04%
Bahamas 0.04%
Portugal 0.04%
Trinidad And Tobago 0.04%
Honduras 0.04%
Mauritius 0.04%
El Salvador 0.03%
Panama 0.03%
Belgium 0.03%
Cyprus 0.03%
Kenya 0.02%
Malta 0.02%
Liberia 0.02%
Zambia 0.02%
Guatemala 0.02%
Hungary 0.02%
New Zealand 0.01%
Morocco 0.01%
Kazakhstan 0.01%
Lebanon 0.00%
Other Assets and Liabilities
(0.40)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
Global Diversified Income Fund
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 140,535 $ 4,066,146 $ 4,057,241 $ 149,440
$ 140,535 $ 4,066,146 $ 4,057,241 $ 149,440
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 $ 15,032 $ 194 0.00%
Material Sciences Corp   8.25%, 01/09/2024 12/22/2016-06/30/2020 18,844 18,397 0.41%
Real Alloy Holding Inc   11.00%, 11/30/2023 05/31/2018-06/30/2020 17,944 17,944 0.40%
Specialty Steel   11.00%, 11/15/2026 06/04/2021 41,564 41,564 0.92%
Specialty Steel Holdings, Inc. 11/15/2017 14,909 17,884 0.40%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 19,789 20,065 0.45%
Total $ 116,048 2.58%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; December 2021 Short 13 $ 2,526 $ 67
US 10 Year Note; December 2021 Short 108 14,116 242
Total $ 309
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Barclays Bank PLC 11/30/2021 CZK 59,577 $ 2,689 $ — $ (8)
Citigroup Inc 11/10/2021 BRL 3,050 $ 544 — (5)
Citigroup Inc 11/10/2021 ZAR 48,800 $ 3,257 — (65)
Citigroup Inc 11/10/2021 $ 3,193 MXN 65,000 39 —
Citigroup Inc 11/30/2021 $ 15,668 EUR 13,513 40 —
HSBC Securities Inc 11/10/2021 $ 2,274 RUB 166,500 — (72)
HSBC Securities Inc 11/30/2021 HUF 629,959 $ 2,010 13 —
HSBC Securities Inc 11/30/2021 PLN 19,428 $ 4,884 — (13)
HSBC Securities Inc 11/30/2021 THB 30,342 $ 913 2 —
JPMorgan Chase 11/10/2021 $ 4,473 COP 17,200,000 — (94)
JPMorgan Chase 11/10/2021 $ 4,518 CNY 29,300 — (52)
JPMorgan Chase 11/10/2021 $ 3,224 ZAR 48,800 32 —
JPMorgan Chase 11/10/2021 $ 3,677 BRL 20,300 86 —
JPMorgan Chase 11/30/2021 $ 140 ZAR 2,099 3 —
Morgan Stanley & Co 11/03/2021 BRL 7,036 $ 1,270 — (23)
Morgan Stanley & Co 11/03/2021 $ 1,270 BRL 6,888 49 —
Morgan Stanley & Co 11/30/2021 $ 3,099 MXN 62,804 61 —
Morgan Stanley & Co 12/02/2021 $ 1,270 BRL 7,077 23 —
Toronto Dominion Bank 11/30/2021 $ 1,803 EUR 1,550 11 —
Total $ 359 $ (332)
Amounts in thousands.
Total Return Swaps
Counterparty Reference Entity Contracts
Pay/Receive
Positive Return
Financing
Rate
Payment
Frequency
Expiration
Date
Notional
Amount
Upfront
Payments/
(Receipts)
Value and
Unrealized
Appreciation/
(Depreciation)
Asset ---- Liability
JPMorgan Chase Egypt Treasury Bills,
0.00%, 01/11/2022
86,700,000 Receive 3 Month USD
LIBOR + 0.70%
Quarterly 01/12/2022 $ 5,331 $ — $ 66 $ —
Total $ — $ 66 $ —
Amounts in thousands except contracts.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 0 .69 % Shares Held Value (000's)
Money Market Funds - 0 .69%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
28,390,858 $ 28,391
TOTAL INVESTMENT COMPANIES $ 28,391
COMMON STOCKS - 99 .23 % Shares Held Value (000's)
Engineering & Construction - 0 .82%
Cellnex Telecom SA
(d)
181,817 $ 11,182
Lendlease Corp Ltd 2,850,090 22,579
$ 33,761
Entertainment - 0 .68%
Marriott Vacations Worldwide Corp 177,656 27,931
Home Builders - 0 .62%
DR Horton Inc 285,084 25,449
Internet - 0 .25%
Vnet Group Inc ADR
(b)
669,372 10,496
Lodging - 0 .72%
Choice Hotels International Inc 77,665 10,921
Travel + Leisure Co 342,217 18,596
$ 29,517
Private Equity - 0 .78%
Capitaland Investment Ltd/Singapore
(b)
12,561,200 32,043
Real Estate - 15 .13%
Aroundtown SA 4,716,062 32,774
Castellum AB 972,808 25,929
Country Garden Services Holdings Co Ltd 2,610,000 20,093
Fabege AB 1,821,621 30,834
Hang Lung Properties Ltd 5,385,000 12,498
LEG Immobilien SE 154,211 22,938
Mitsubishi Estate Co Ltd 5,147,900 78,233
Mitsui Fudosan Co Ltd 3,695,793 84,500
New World Development Co Ltd 12,285,250 53,286
Samhallsbyggnadsbolaget i Norden AB 4,779,878 32,043
Sumitomo Realty & Development Co Ltd 332,200 12,006
Sun Hung Kai Properties Ltd 4,853,000 64,343
Sunac Services Holdings Ltd
(d)
13,546,926 27,339
Vonovia SE 1,752,873 106,334
Wihlborgs Fastigheter AB 834,611 19,787
$ 622,937
REITs - 78 .67%
Agree Realty Corp 518,511 36,845
Alexandria Real Estate Equities Inc 454,101 92,700
Allied Properties Real Estate Investment Trust 1,749,104 60,447
American Homes 4 Rent 2,235,355 90,755
American Tower Corp 260,172 73,361
Apartment Income REIT Corp 977,975 52,429
AvalonBay Communities Inc 557,865 132,036
Big Yellow Group PLC 952,791 19,264
Brandywine Realty Trust 601,501 7,970
Broadstone Net Lease Inc 1,518,583 40,379
Canadian Apartment Properties REIT 935,981 45,702
CapitaLand Integrated Commercial Trust 26,561,918 42,299
Charter Hall Group 1,439,170 18,882
CoreSite Realty Corp 236,755 33,728
Cousins Properties Inc 1,051,643 41,656
CubeSmart 1,256,200 69,104
CyrusOne Inc 215,338 17,662
Daiwa House REIT Investment Corp 10,724 30,774
Daiwa Office Investment Corp 5,604 36,173
Dexus 8,375,111 68,699
Equinix Inc 108,643 90,942
Equity LifeStyle Properties Inc 538,270 45,489
Essex Property Trust Inc 344,763 117,195
Extra Space Storage Inc 552,853 109,117
Federal Realty Investment Trust 87,262 10,502
First Industrial Realty Trust Inc 1,065,691 62,055
Gecina SA 247,621 34,652
Goodman Group 3,090,269 51,165
Great Portland Estates PLC 2,295,150 22,950
Healthcare Realty Trust Inc 1,367,801 45,220
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Healthcare Trust of America Inc 1,452,999 $ 48,516
Industrial & Infrastructure Fund Investment Corp 21,309 39,071
Inmobiliaria Colonial Socimi SA 3,618,862 35,190
InterRent Real Estate Investment Trust 1,332,355 19,518
Invitation Homes Inc 3,439,711 141,888
Japan Metropolitan Fund Invest 30,044 27,596
Kilroy Realty Corp 739,033 49,796
Klepierre SA 1,334,536 31,770
Link REIT 2,508,900 22,227
Mapletree Industrial Trust 10,311,800 21,050
Medical Properties Trust Inc 2,159,760 46,068
Merlin Properties Socimi SA 3,000,427 32,494
MGM Growth Properties LLC 463,686 18,260
Mori Hills REIT Investment Corp 11,944 16,194
Nippon Accommodations Fund Inc 840 4,685
Nomura Real Estate Master Fund Inc 14,421 21,595
Park Hotels & Resorts Inc
(b)
817,761 15,153
Prologis Inc 1,157,215 167,750
Prologis Property Mexico SA de CV 4,717,562 10,900
Regency Centers Corp 756,304 53,251
Rexford Industrial Realty Inc 1,463,480 98,346
Sabra Health Care REIT Inc 1,668,097 23,604
Saul Centers Inc 260,883 12,105
Segro PLC 7,359,361 130,074
Sekisui House Reit Inc 28,098 21,242
Simon Property Group Inc 118,153 17,319
STORE Capital Corp 1,500,141 51,500
Summit Industrial Income REIT 2,859,307 54,617
Sun Communities Inc 518,875 101,689
Sunstone Hotel Investors Inc
(b)
1,653,269 20,401
Terreno Realty Corp 326,089 23,847
UNITE Group PLC/The 2,460,522 36,738
Ventas Inc 1,735,625 92,630
VICI Properties Inc 2,242,129 65,807
Welltower Inc 594,269 47,779
Weyerhaeuser Co 523,666 18,705
$ 3,239,527
Storage & Warehousing - 1 .00%
Safestore Holdings PLC 2,495,375 41,021
Telecommunications - 0 .56%
NEXTDC Ltd
(b)
2,596,814 23,181
TOTAL COMMON STOCKS $ 4,085,863
Total Investments $ 4,114,254
Other Assets and Liabilities -  0.08% 3,370
TOTAL NET ASSETS - 100.00% $ 4,117,624
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $38,521 or 0.94% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
October 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
United States 58 .17%
Japan 9 .03%
United Kingdom 6 .08%
Australia 4 .48%
Canada 4 .38%
Hong Kong 3 .70%
Germany 3 .14%
Sweden 2 .64%
Singapore 2 .32%
Spain 1 .91%
France 1 .61%
China 1 .40%
Luxembourg 0 .80%
Mexico 0 .26%
Other Assets and Liabilities
0 .08%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 23,379 $ 914,512 $ 909,500 $ 28,391
$ 23,379 $ 914,512 $ 909,500 $ 28,391
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 10 .52 % Shares Held Value (000's)
Money Market Funds - 10 .52%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
120,587,190 $ 120,587
TOTAL INVESTMENT COMPANIES $ 120,587
BONDS - 16 .89%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 7 .75%
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 $ 3,508 $ 3,509
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 6,316 6,315
BMW Vehicle Lease Trust 2021-1
0.20%, 03/27/2023 5,163 5,163
Carmax Auto Owner Trust 2021-1
0.22%, 02/15/2024 5,303 5,303
CarMax Auto Owner Trust 2021-4
0.24%, 11/15/2024 3,225 3,218
Carvana Auto Receivables Trust 2021-P3
0.38%, 01/10/2025 8,490 8,479
Drive Auto Receivables Trust 2021-2
0.36%, 05/15/2024 6,000 6,002
Ford Credit Auto Owner Trust 2020-C
0.25%, 09/15/2023 5,095 5,096
GM Financial Consumer Automobile Receivables
Trust 2021-4
0.28%, 11/18/2024 8,600 8,590
Hyundai Auto Lease Securitization Trust 2021-A
0.25%, 04/17/2023
(d)
3,861 3,863
Santander Consumer Auto Receivables Trust
2021-A
0.23%, 11/15/2023
(d)
3,335 3,335
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 847 847
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 4,624 4,624
Santander Drive Auto Receivables Trust 2021-4
0.62%, 08/15/2024 3,250 3,250
Santander Retail Auto Lease Trust 2020-B
0.42%, 11/20/2023
(d)
8,145 8,149
Santander Retail Auto Lease Trust 2021-B
0.31%, 01/22/2024
(d)
9,385 9,375
World Omni Select Auto Trust 2021-A
0.29%, 02/18/2025 3,755 3,752
$ 88,870
Commercial Mortgage Backed Securities - 1 .82%
Freddie Mac Multifamily Structured Pass
Through Certificates
2.37%, 05/25/2022 7,433 7,488
Ginnie Mae
0.37%, 10/16/2053
(e),(f)
5,629 109
0.38%, 10/16/2054
(e),(f)
29,735 468
0.52%, 06/16/2057
(e),(f)
5,446 150
0.53%, 04/16/2047
(e),(f)
44,872 776
0.54%, 08/16/2051
(e),(f)
33,395 692
0.54%, 11/16/2052
(e),(f)
26,143 461
0.54%, 03/16/2060
(e),(f)
13,106 628
0.56%, 07/16/2060
(e),(f)
9,363 512
0.61%, 12/16/2053
(e),(f)
10,745 245
0.67%, 02/16/2053
(e),(f)
20,266 435
2.60%, 05/16/2059 2,043 2,075
2.60%, 03/16/2060 4,112 4,197
Wells Fargo Commercial Mortgage Trust
2015-C31
4.60%, 11/15/2048
(f)
2,500 2,584
$ 20,820
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities - 6 .82%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(d),(f)
$ 5,487 $ 5,735
CSMC Trust 2015-1
3.93%, 01/25/2045
(d),(f)
4,135 4,178
Fannie Mae Interest Strip
3.50%, 12/25/2043
(e),(f)
2,233 274
7.00%, 04/25/2024
(e)
8 —
Fannie Mae REMICS
0.70%, 04/25/2027 4 4
1.00 x 1 Month USD LIBOR + 0.60%
1.55%, 06/25/2045
(e)
8,445 454
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 0.00%
2.50%, 02/25/2028
(e)
5,532 280
3.00%, 07/25/2032
(e)
6,201 549
3.00%, 10/25/2040
(e)
3,975 141
3.00%, 04/25/2042 1,625 1,648
3.00%, 05/25/2048 1,111 1,152
3.00%, 01/25/2051
(e)
16,292 2,261
3.50%, 02/25/2036
(e)
3,999 438
3.50%, 01/25/2040
(e)
1,269 17
3.50%, 02/25/2043
(e)
5,389 335
3.50%, 02/25/2043 351 365
3.50%, 07/25/2043
(e)
6,615 496
3.50%, 08/25/2045 2,931 3,015
4.00%, 12/25/2039
(e)
126 —
4.50%, 04/25/2045
(e)
11,102 1,910
7.00%, 04/25/2032 458 531
Freddie Mac REMICS
3.00%, 11/15/2030
(e)
503 3
3.00%, 10/15/2041 420 425
3.00%, 04/15/2046 1,254 1,333
3.50%, 04/15/2040
(e)
361 10
4.00%, 11/15/2042
(e)
2,891 299
4.00%, 11/15/2045 553 588
6.50%, 08/15/2027 50 53
Ginnie Mae
2.00%, 12/20/2050
(e)
29,362 3,295
2.50%, 10/20/2050
(e)
18,994 2,338
2.50%, 12/20/2050
(e)
12,973 1,512
2.50%, 01/20/2051
(e)
27,999 3,015
3.00%, 07/20/2050
(e)
11,017 1,302
3.00%, 08/20/2050
(e)
18,834 2,068
3.00%, 09/20/2050
(e)
20,933 2,545
3.00%, 09/20/2050
(e)
19,110 2,262
3.00%, 10/20/2050
(e)
13,901 1,511
3.00%, 11/20/2050
(e)
26,388 3,257
3.00%, 11/20/2050
(e)
16,592 2,018
3.00%, 12/20/2050
(e)
10,476 1,205
3.00%, 01/20/2051
(e)
20,619 2,476
3.50%, 08/20/2039
(e)
5,485 137
3.50%, 01/20/2043
(e)
9,174 1,500
3.50%, 10/20/2044
(e)
11,545 1,078
3.50%, 10/20/2049
(e)
17,154 2,339
4.00%, 11/16/2038 69 70
4.00%, 04/20/2044
(e)
2,847 216
4.00%, 01/20/2046
(e)
3,640 248
5.00%, 11/20/2039 1,544 1,736
6.01%, 06/20/2046
(e)
2,960 579
(1.00) x 1 Month USD LIBOR + 6.10%
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(d),(f)
1,026 1,037
JP Morgan Mortgage Trust 2019-9
3.50%, 05/25/2050
(d),(f)
322 322
New Residential Mortgage Loan Trust 2015-2
5.48%, 08/25/2055
(d),(f)
4,752 5,051

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
NRP Mortgage Trust 2013-1
3.30%, 07/25/2043
(d),(f)
$ 3,312 $ 3,311
Sequoia Mortgage Trust 2013-2
3.65%, 02/25/2043
(f)
2,602 2,641
Sequoia Mortgage Trust 2017-3
3.75%, 04/25/2047
(d),(f)
2,213 2,253
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(d),(f)
318 322
$ 78,138
Other Asset Backed Securities - 0 .50%
Towd Point Mortgage Trust
4.25%, 10/25/2053
(d),(f)
5,000 5,198
Verizon Owner Trust 2018-A
3.23%, 04/20/2023 565 568
$ 5,766
TOTAL BONDS $ 193,594
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 101 .55%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 7 .24%
2.48%, 10/01/2032 $ 1 $ 1
1.00 x 12 Month USD LIBOR + 1.98%
2.50%, 08/01/2027 545 569
2.50%, 02/01/2028 1,759 1,842
3.00%, 02/01/2027 1,423 1,502
3.00%, 02/01/2032 4,210 4,465
3.00%, 01/01/2033 3,027 3,225
3.00%, 04/01/2035 1,122 1,194
3.00%, 03/01/2037 2,485 2,619
3.00%, 10/01/2042 4,013 4,273
3.00%, 05/01/2043 1,431 1,525
3.00%, 07/01/2045 3,815 4,060
3.00%, 10/01/2046 5,575 5,996
3.50%, 11/01/2026 794 843
3.50%, 02/01/2032 1,878 1,994
3.50%, 04/01/2032 1,753 1,877
3.50%, 12/01/2041 1,477 1,607
3.50%, 04/01/2042 3,272 3,552
3.50%, 07/01/2042 4,507 4,893
3.50%, 08/01/2043 3,062 3,326
3.50%, 02/01/2044 3,252 3,511
3.50%, 11/01/2046 3,019 3,264
4.00%, 12/01/2041 2,678 2,944
4.00%, 07/01/2042 2,100 2,347
4.00%, 09/15/2042 895 983
4.00%, 10/01/2045 4,665 5,173
4.50%, 04/01/2041 2,796 3,155
4.50%, 11/01/2043 2,343 2,648
5.00%, 10/01/2025 18 19
5.00%, 12/01/2032 12 13
5.00%, 02/01/2033 219 248
5.00%, 01/01/2034 2,120 2,416
5.00%, 05/01/2034 35 39
5.00%, 07/01/2035 1 1
5.00%, 07/01/2035 19 22
5.00%, 10/01/2035 4 4
5.00%, 11/01/2035 179 205
5.00%, 07/01/2044 1,479 1,681
5.00%, 03/01/2048 2,923 3,361
5.50%, 05/01/2033 3 3
5.50%, 10/01/2033 7 9
5.50%, 12/01/2033 165 191
5.50%, 07/01/2037 9 10
5.50%, 04/01/2038 3 3
5.50%, 05/01/2038 14 17
6.00%, 06/01/2028 3 4
6.00%, 05/01/2031 47 55
6.00%, 10/01/2031 1 2
6.00%, 02/01/2032 10 11
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 11/01/2033 $ 210 $ 236
6.00%, 09/01/2034 36 42
6.00%, 02/01/2035 18 20
6.00%, 10/01/2036 23 27
6.00%, 03/01/2037 55 63
6.00%, 05/01/2037 73 86
6.00%, 01/01/2038 9 10
6.00%, 03/01/2038 24 27
6.00%, 04/01/2038 35 39
6.00%, 07/01/2038 102 117
6.00%, 10/01/2038 63 74
6.50%, 12/01/2021 1 1
6.50%, 04/01/2022 4 4
6.50%, 08/01/2022 3 3
6.50%, 05/01/2023 13 13
6.50%, 07/01/2023 1 1
6.50%, 07/01/2025 1 1
6.50%, 09/01/2025 1 1
6.50%, 10/01/2025 1 1
6.50%, 03/01/2029 17 19
6.50%, 04/01/2031 56 64
6.50%, 10/01/2031 29 33
6.50%, 02/01/2032 4 5
6.50%, 04/01/2032 4 4
6.50%, 04/01/2035 3 4
7.00%, 07/01/2024 1 1
7.00%, 01/01/2028 111 119
7.00%, 06/01/2029 42 48
7.00%, 01/01/2031 1 1
7.00%, 04/01/2031 27 30
7.00%, 10/01/2031 57 64
7.00%, 04/01/2032 72 84
7.50%, 12/01/2030 3 3
7.50%, 02/01/2031 6 6
7.50%, 02/01/2031 1 1
8.50%, 07/01/2029 59 62
$ 83,016
Federal National Mortgage Association (FNMA) - 0 .50%
2.12%, 12/01/2033 28 28
1.00 x 12 Month USD LIBOR + 1.69%
3.00%, 04/01/2043 4,310 4,626
5.50%, 05/01/2033 62 65
6.00%, 01/01/2032 77 80
6.00%, 04/01/2033 113 121
6.00%, 09/01/2034 189 206
6.50%, 06/01/2031 35 41
6.50%, 11/01/2032 237 258
6.50%, 11/01/2032 78 85
7.00%, 08/01/2028 28 31
7.00%, 12/01/2028 32 35
7.00%, 07/01/2029 31 35
7.00%, 07/01/2032 43 44
7.50%, 12/01/2024 31 32
7.50%, 02/01/2030 36 37
$ 5,724
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 59 .43%
2.00%, 08/01/2028 1,138 1,172
2.00%, 07/01/2030 3,184 3,279
2.00%, 11/01/2035 7,902 8,152
2.00%, 11/01/2035 11,143 11,497
2.00%, 11/01/2036
(g)
48,000 49,255
2.00%, 10/01/2050 6,617 6,655
2.00%, 03/01/2051 15,296 15,438
2.00%, 05/01/2051 18,587 18,675
2.00%, 07/01/2051 17,170 17,180
2.00%, 09/01/2051 15,924 15,933
2.00%, 09/01/2051 9,976 10,014

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.00%, 11/01/2051 $ 19,540 $ 19,672
2.00%, 11/01/2051
(g)
3,000 3,000
2.50%, 06/01/2027 1,987 2,078
2.50%, 05/01/2028 1,006 1,054
2.50%, 08/01/2028 1,348 1,413
2.50%, 03/01/2030 3,424 3,589
2.50%, 07/01/2030 4,338 4,541
2.50%, 12/01/2031 4,623 4,853
2.50%, 08/01/2035 10,046 10,561
2.50%, 10/01/2035 9,688 10,113
2.50%, 04/01/2050 8,814 9,061
2.50%, 06/01/2050 9,856 10,158
2.50%, 08/01/2050 21,204 21,896
2.50%, 11/01/2051
(g)
125,155 128,536
3.00%, 04/01/2027 1,331 1,404
3.00%, 05/01/2029 2,707 2,870
3.00%, 01/01/2030 222 235
3.00%, 08/01/2031 4,887 5,207
3.00%, 06/01/2033 5,932 6,242
3.00%, 12/01/2034 2,184 2,297
3.00%, 10/01/2036 3,882 4,139
3.00%, 12/01/2042 3,522 3,752
3.00%, 01/01/2043 3,265 3,478
3.00%, 07/01/2045 1,439 1,533
3.00%, 01/01/2046 3,473 3,722
3.00%, 07/01/2046 4,038 4,284
3.00%, 10/01/2046 4,512 4,800
3.00%, 12/01/2046 4,872 5,165
3.00%, 01/01/2047 6,905 7,420
3.00%, 08/01/2049 2,022 2,111
3.00%, 10/01/2049 5,172 5,409
3.00%, 12/01/2049 5,180 5,424
3.00%, 01/01/2050 8,221 8,608
3.00%, 02/01/2050 7,433 7,784
3.00%, 07/01/2050 8,567 8,968
3.00%, 08/01/2050 6,765 7,086
3.00%, 09/01/2050 9,651 10,115
3.00%, 11/01/2051
(g)
6,000 6,259
3.50%, 08/01/2031 2,453 2,647
3.50%, 02/01/2033 4,917 5,311
3.50%, 09/01/2033 4,975 5,365
3.50%, 06/01/2039 1,988 2,142
3.50%, 06/01/2042 1,470 1,589
3.50%, 11/01/2042 2,823 3,065
3.50%, 02/01/2043 1,293 1,413
3.50%, 05/01/2043 1,879 2,054
3.50%, 03/01/2045 3,013 3,278
3.50%, 03/01/2045 1,424 1,531
3.50%, 09/01/2045 2,710 2,942
3.50%, 11/01/2048 8,896 9,726
3.50%, 03/01/2050 12,720 13,604
4.00%, 01/01/2034 618 677
4.00%, 10/01/2037 2,565 2,791
4.00%, 09/01/2040 1,194 1,315
4.00%, 02/01/2042 1,202 1,333
4.00%, 03/01/2043 1,956 2,161
4.00%, 08/01/2044 2,290 2,559
4.00%, 11/01/2044 1,773 1,981
4.00%, 07/01/2045 3,200 3,508
4.00%, 08/01/2045 3,649 4,078
4.00%, 08/01/2046 5,468 6,013
4.00%, 07/01/2047 5,098 5,690
4.00%, 10/01/2047 3,883 4,296
4.00%, 02/01/2048 4,192 4,642
4.50%, 09/01/2025 435 459
4.50%, 08/01/2039 1,520 1,715
4.50%, 03/01/2041 1,818 2,033
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.50%, 03/01/2042 $ 4,395 $ 4,953
4.50%, 09/01/2043 3,562 4,016
4.50%, 09/01/2043 2,426 2,742
4.50%, 11/01/2043 3,248 3,661
4.50%, 10/01/2044 2,124 2,344
4.50%, 12/01/2044 4,560 5,154
4.50%, 05/01/2045 2,169 2,452
4.50%, 09/01/2045 2,805 3,145
4.50%, 10/01/2045 3,998 4,518
4.50%, 11/01/2045 4,943 5,541
4.50%, 08/01/2048 3,099 3,468
4.50%, 11/01/2048 3,877 4,303
4.50%, 12/01/2048 3,999 4,466
5.00%, 01/01/2026 21 23
5.00%, 04/01/2035 88 100
5.00%, 05/01/2035 36 41
5.00%, 07/01/2035 12 14
5.00%, 02/01/2038 1,193 1,363
5.00%, 03/01/2038 740 849
5.00%, 02/01/2040 3,629 4,198
5.00%, 05/01/2040 1,492 1,713
5.00%, 07/01/2040 820 936
5.00%, 07/01/2041 4,134 4,739
5.00%, 02/01/2044 1,811 2,080
5.00%, 06/01/2044 1,826 2,089
5.00%, 05/01/2048 3,153 3,624
5.50%, 06/01/2026 23 26
5.50%, 07/01/2033 350 405
5.50%, 02/01/2037 2 3
5.50%, 12/01/2037 597 697
5.50%, 03/01/2038 103 120
6.00%, 12/01/2022 1 1
6.00%, 03/01/2029 19 21
6.00%, 12/01/2031 2 2
6.00%, 12/01/2031 1 1
6.00%, 11/01/2032 5 6
6.00%, 11/01/2037 10 12
6.00%, 02/01/2038 33 38
6.00%, 03/01/2038 31 36
6.00%, 04/01/2039 273 310
6.50%, 09/01/2024 27 30
6.50%, 08/01/2028 12 14
6.50%, 03/01/2029 18 21
6.50%, 06/01/2031 53 60
6.50%, 12/01/2031 1 2
6.50%, 01/01/2032 26 29
6.50%, 04/01/2032 17 19
6.50%, 04/01/2032 11 13
6.50%, 08/01/2032 49 55
6.50%, 02/01/2033 57 64
6.50%, 04/01/2036 2 3
6.50%, 08/01/2036 21 24
6.50%, 08/01/2036 25 28
6.50%, 10/01/2036 17 20
6.50%, 11/01/2036 14 16
6.50%, 07/01/2037 18 21
6.50%, 07/01/2037 8 9
6.50%, 08/01/2037 21 24
6.50%, 08/01/2037 281 330
6.50%, 02/01/2038 16 18
6.50%, 05/01/2038 3 3
7.00%, 05/01/2022 1 —
7.00%, 11/01/2031 91 102
7.50%, 01/01/2031 1 1
7.50%, 08/01/2032 5 6
8.50%, 09/01/2025 1 1
$ 681,128

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) - 21 .21%
2.00%, 11/01/2051 $ 32,250 $ 32,657
2.50%, 11/01/2051 80,750 83,007
3.00%, 11/15/2042 1,986 2,123
3.00%, 12/15/2042 2,285 2,410
3.00%, 02/15/2043 3,245 3,475
3.00%, 07/20/2045 7,025 7,359
3.00%, 07/20/2046 2,418 2,529
3.00%, 08/20/2046 5,245 5,494
3.00%, 09/20/2046 6,447 6,754
3.00%, 09/20/2046 4,579 4,909
3.00%, 11/20/2046 2,706 2,873
3.00%, 12/20/2046 3,296 3,454
3.00%, 02/20/2047 4,125 4,321
3.00%, 08/20/2047 2,512 2,625
3.00%, 11/15/2047 4,999 5,397
3.00%, 11/01/2051 11,750 12,201
3.50%, 08/20/2042 2,446 2,642
3.50%, 05/15/2043 4,191 4,540
3.50%, 06/20/2043 3,243 3,515
3.50%, 08/15/2043 3,596 3,879
3.50%, 04/20/2045 2,123 2,286
3.50%, 02/20/2047 1,524 1,652
3.50%, 05/20/2047 8,598 9,519
3.50%, 10/20/2047 3,029 3,227
3.50%, 11/20/2047 2,828 3,116
4.00%, 08/15/2041 1,949 2,144
4.00%, 09/15/2041 3,650 4,056
4.00%, 03/15/2044 2,350 2,611
4.00%, 10/20/2044 2,265 2,448
4.00%, 01/20/2048 10,393 11,282
5.00%, 02/15/2034 64 75
5.00%, 10/15/2039 1,446 1,686
5.50%, 07/20/2033 530 609
5.50%, 03/20/2034 566 665
5.50%, 05/20/2035 56 66
6.00%, 10/15/2023 23 25
6.00%, 11/15/2023 4 5
6.00%, 11/15/2023 2 3
6.00%, 04/20/2026 15 17
6.00%, 10/20/2028 2 3
6.00%, 02/20/2029 28 31
6.00%, 02/15/2033 11 13
6.00%, 07/20/2033 459 538
6.00%, 08/15/2038 61 68
6.50%, 09/15/2023 1 1
6.50%, 09/15/2023 1 1
6.50%, 09/15/2023 3 3
6.50%, 10/15/2023 2 2
6.50%, 12/15/2023 3 4
6.50%, 12/15/2023 4 4
6.50%, 12/15/2023 1 —
6.50%, 01/15/2024 2 2
6.50%, 01/15/2024 8 9
6.50%, 01/15/2024 5 5
6.50%, 01/15/2024 1 1
6.50%, 04/15/2024 3 3
6.50%, 04/20/2024 2 2
6.50%, 07/15/2024 6 6
6.50%, 01/15/2026 1 2
6.50%, 03/15/2026 2 2
6.50%, 07/20/2026 1 1
6.50%, 10/20/2028 3 4
6.50%, 03/20/2031 29 33
6.50%, 04/20/2031 23 27
6.50%, 07/15/2031 1 1
6.50%, 10/15/2031 8 9
6.50%, 07/15/2032 1 2
6.50%, 05/20/2034 282 328
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.00%, 11/15/2022 $ 1 $ 1
7.00%, 02/15/2023 5 5
7.00%, 07/15/2023 1 1
7.00%, 08/15/2023 2 2
7.00%, 12/15/2023 1 1
7.00%, 12/15/2023 2 2
7.00%, 01/15/2026 3 2
7.00%, 01/15/2027 4 4
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 1 1
7.00%, 10/15/2027 5 5
7.00%, 12/15/2027 1 1
7.00%, 12/15/2027 1 —
7.00%, 04/15/2028 2 2
7.00%, 06/15/2028 55 58
7.00%, 12/15/2028 36 39
7.00%, 01/15/2029 27 29
7.00%, 03/15/2029 17 17
7.00%, 04/15/2029 111 121
7.00%, 05/15/2031 3 4
7.00%, 07/15/2031 1 —
7.00%, 09/15/2031 1 1
7.50%, 08/15/2022 2 2
7.50%, 02/15/2023 1 —
7.50%, 05/15/2023 2 2
7.50%, 03/15/2024 4 4
7.50%, 08/15/2024 1 —
7.50%, 05/15/2027 2 2
7.50%, 06/15/2027 5 5
7.50%, 08/15/2029 18 19
7.50%, 10/15/2029 13 13
7.50%, 11/15/2029 35 35
8.00%, 12/15/2030 3 4
$ 243,144
U.S. Treasury Bill - 13 .17%
0.02%, 11/12/2021
(h)
46,000 45,999
0.04%, 01/13/2022
(h)
70,000 69,991
0.06%, 04/21/2022
(h)
35,000 34,990
$ 150,980
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,163,992
Total Investments $ 1,478,173
Other Assets and Liabilities -  (28.96)% (331,975)
TOTAL NET ASSETS - 100.00% $ 1,146,198
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $52,129 or 4.55% of net assets.
(e) Security is an Interest Only Strip.
(f) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(g) Security was purchased in a "to-be-announced" ("TBA") transaction.
(h) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Government & High Quality Bond Fund
October 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Mortgage Securities 97 .02%
Government 13 .17%
Money Market Funds 10 .52%
Asset Backed Securities 8 .25%
Other Assets and Liabilities
( 28 .96 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 250,685 $ 886,581 $ 1,016,679 $ 120,587
$ 250,685 $ 886,581 $ 1,016,679 $ 120,587
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; December 2021 Long 482 $ 62,999 $ (1,255)
US 5 Year Note; December 2021 Short 186 22,646 322
US Long Bond; December 2021 Long 40 6,434 (95)
Total $ (1,028)
Amounts in thousands except contracts.

Schedule of Investments
Government Money Market Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 5 .71 % Shares Held Value (000's)
Money Market Funds - 5 .71%
DWS Government Money Market Series -
Institutional Class 0.03%
(a)
88,800,000 $ 88,800
Goldman Sachs Financial Square Government
Fund - Institutional Class 0.03%
(a)
52,400,000 52,400
Invesco Government & Agency Portfolio -
Institutional Class 0.03%
(a)
35,500,000 35,500
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.03%
(a)
32,100,000 32,100
$ 208,800
TOTAL INVESTMENT COMPANIES $ 208,800
BONDS - 54 .65%
Principal
Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker - 54 .65%
Fannie Mae Discount Notes
0.03%, 12/15/2021 $ 56,000 $ 55,998
Federal Home Loan Bank Discount Notes
0.03%, 11/12/2021 122,700 122,699
0.03%, 11/19/2021 95,000 94,999
0.03%, 11/22/2021 70,000 69,999
0.03%, 12/02/2021 50,000 49,999
0.03%, 12/21/2021 50,000 49,998
0.03%, 12/22/2021 60,000 59,997
0.03%, 12/27/2021 80,000 79,996
0.04%, 11/02/2021 35,000 35,000
0.04%, 11/03/2021 65,000 65,000
0.04%, 11/04/2021 60,000 60,000
0.04%, 11/08/2021 60,000 60,000
0.04%, 11/09/2021 50,000 50,000
0.04%, 11/10/2021 42,658 42,658
0.04%, 11/16/2021 40,000 39,999
0.04%, 11/17/2021 45,000 44,999
0.04%, 11/24/2021 30,000 29,999
0.04%, 11/26/2021 30,000 29,999
0.04%, 11/29/2021 60,000 59,998
0.04%, 11/30/2021 50,000 49,998
0.04%, 12/01/2021 50,000 49,998
0.04%, 12/03/2021 61,000 60,998
0.04%, 12/06/2021 50,000 49,998
0.04%, 12/08/2021 50,000 49,998
0.04%, 12/10/2021 69,180 69,177
0.04%, 12/17/2021 60,000 59,997
0.04%, 12/29/2021 30,000 29,998
0.04%, 01/05/2022 50,000 49,996
0.04%, 01/07/2022 23,572 23,570
0.04%, 01/10/2022 50,000 49,996
0.04%, 01/12/2022 50,000 49,996
0.04%, 01/14/2022 24,000 23,998
0.04%, 01/18/2022 60,000 59,995
0.04%, 01/19/2022 50,000 49,995
0.05%, 01/21/2022 50,000 49,995
0.05%, 01/26/2022 40,000 39,996
0.05%, 02/23/2022 30,000 29,996
0.05%, 03/16/2022 50,000 49,991
$ 1,999,023
TOTAL BONDS $ 1,999,023
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 17 .77%
Principal
Amount (000's) Value (000's)
U.S. Cash Management Bill - 2 .46%
0.04%, 01/04/2022 $ 30,000 $ 29,998
0.04%, 01/25/2022 60,000 59,995
$ 89,993
U.S. Treasury Bill - 15 .31%
0.03%, 11/23/2021 30,000 29,999
0.03%, 12/23/2021 50,000 49,998
0.03%, 12/28/2021 50,000 49,998
0.04%, 12/09/2021 50,000 49,998
0.04%, 12/14/2021 50,000 49,998
0.04%, 12/16/2021 50,000 49,998
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill (continued)
0.05%, 11/04/2021 $ 30,000 $ 30,000
0.05%, 11/18/2021 50,000 49,999
0.05%, 12/07/2021 50,000 49,998
0.05%, 01/13/2022 50,000 49,995
0.05%, 01/20/2022 50,000 49,994
0.06%, 01/06/2022 50,000 49,995
$ 559,970
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 649,963
REPURCHASE AGREEMENTS - 21 .87%
Maturity
Amount (000's) Value (000's)
Banks - 21 .87%
Bank of Montreal Repurchase Agreement;
0.02% traded 10/29/2021 maturing
11/01/2021 (collateralized by US Government
Securities; $51,000,000; 0.00%-3.88%; dated
02/28/2023-05/15/2051)
$ 50,000 $ 50,000
Bank of New York Mellon Repurchase
Agreement; 0.05% traded 10/29/2021
maturing 11/01/2021 (collateralized by US
Government Security; $204,000,063; 0.13%;
dated 01/15/2031)
200,001 200,000
BNP Paribas Securities Corp Repurchase
Agreement; 0.04% traded 10/29/2021
maturing 11/01/2021 (collateralized by US
Government Securities; $102,000,000; 0.00%-
3.75%; dated 01/06/2022-11/15/2048)
100,000 100,000
Goldman Sachs Repurchase Agreement; 0.05%
traded 10/29/2021 maturing 11/01/2021
(collateralized by US Government Securities;
$204,000,000; 0.00%-0.13%; dated
01/15/2024-02/15/2041)
200,001 200,000
Merrill Lynch Repurchase Agreement; 0.05%
traded 10/29/2021 maturing 11/01/2021
(collateralized by US Government
Securities; $102,000,090; 0.00%; dated
11/30/2021-02/22/2022)
100,000 100,000
Mizuho Securities Repurchase Agreement; 0.03%
traded 10/29/2021 maturing 11/01/2021
(collateralized by US Government Securities;
$102,000,037; 0.13%-2.88%; dated
08/15/2022-11/15/2030)
100,000 100,000
Royal Bank of Canada Repurchase Agreement;
0.02% traded 10/29/2021 maturing
11/01/2021 (collateralized by US Government
Securities; $51,000,071; 0.00%-3.13%; dated
12/15/2021-02/15/2050)
50,000 50,000
$ 800,000
TOTAL REPURCHASE AGREEMENTS $ 800,000
Total Investments $ 3,657,786
Other Assets and Liabilities -  0.00% (107)
TOTAL NET ASSETS - 100.00% $ 3,657,679
(a) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Government 72 .42%
Financial 21 .87%
Money Market Funds 5 .71%
Other Assets and Liabilities
0 .00%
TOTAL NET ASSETS
100.00%

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 3.46% Shares Held Value (000's)
Money Market Funds - 3.46%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
3,113,964 $ 3,114
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
125,785,364 125,785
$ 128,899
TOTAL INVESTMENT COMPANIES $ 128,899
COMMON STOCKS - 0.42% Shares Held Value (000's)
Distribution & Wholesale - 0.19%
ATD New Holdings Inc
(d),(e)
101,514 $ 7,005
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Mining - 0.02%
Arctic Canadian Diamond Co Ltd
(d),(e)
5,247 787
Miscellaneous Manufacturers - 0.15%
Utex Industries
(d),(e)
111,195 5,337
Utex Industries - Warrants
(d)
51,625 —
$ 5,337
Oil & Gas - 0.00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Software - 0.06%
Skillsoft Corp
(d)
189,362 2,297
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 15,426
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 84.63%
Principal
Amount (000's) Value (000's)
Advertising - 0.67%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(f)
$ 1,080 $ 1,123
Clear Channel Outdoor Holdings Inc
7.50%, 06/01/2029
(f)
4,800 4,910
7.75%, 04/15/2028
(f)
4,220 4,370
Lamar Media Corp
3.63%, 01/15/2031 570 559
3.75%, 02/15/2028 1,000 1,011
4.00%, 02/15/2030 750 761
National CineMedia LLC
5.88%, 04/15/2028
(f),(g)
900 830
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(f)
1,250 1,225
4.63%, 03/15/2030
(f)
2,780 2,779
5.00%, 08/15/2027
(f)
5,985 6,105
Terrier Media Buyer Inc
8.88%, 12/15/2027
(f)
1,045 1,105
$ 24,778
Aerospace & Defense - 2.29%
Bombardier Inc
7.13%, 06/15/2026
(f)
1,100 1,154
7.50%, 12/01/2024
(f)
900 937
7.50%, 03/15/2025
(f),(g)
1,123 1,152
7.88%, 04/15/2027
(f)
1,755 1,824
BWX Technologies Inc
4.13%, 06/30/2028
(f)
1,557 1,576
F-Brasile SpA / F-Brasile US LLC
7.38%, 08/15/2026
(f)
650 660
Hexcel Corp
4.20%, 02/15/2027 1,150 1,245
4.95%, 08/15/2025 1,050 1,159
Howmet Aerospace Inc
5.13%, 10/01/2024 1,140 1,250
5.90%, 02/01/2027 670 767
5.95%, 02/01/2037 2,310 2,780
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Howmet Aerospace Inc   (continued)
6.75%, 01/15/2028 $ 420 $ 511
6.88%, 05/01/2025 1,090 1,263
Kratos Defense & Security Solutions Inc
6.50%, 11/30/2025
(f)
800 827
Leonardo US Holdings Inc
6.25%, 01/15/2040
(f)
140 165
Moog Inc
4.25%, 12/15/2027
(f)
500 515
Rolls-Royce PLC
3.63%, 10/14/2025
(f)
1,500 1,532
5.75%, 10/15/2027
(f)
2,034 2,251
Spirit AeroSystems Inc
3.95%, 06/15/2023 1,460 1,481
4.60%, 06/15/2028 560 553
7.50%, 04/15/2025
(f)
1,620 1,710
SSL Robotics LLC
9.75%, 12/31/2023
(f)
515 556
TransDigm Inc
4.63%, 01/15/2029 5,300 5,267
4.88%, 05/01/2029 6,970 6,990
5.50%, 11/15/2027 9,715 9,945
6.25%, 03/15/2026
(f)
13,490 14,081
6.38%, 06/15/2026 9,748 10,077
7.50%, 03/15/2027 8,005 8,395
8.00%, 12/15/2025
(f)
989 1,052
TransDigm UK Holdings PLC
6.88%, 05/15/2026 1,880 1,980
Triumph Group Inc
6.25%, 09/15/2024
(f)
550 549
7.75%, 08/15/2025 811 825
8.88%, 06/01/2024
(f)
279 307
$ 85,336
Agriculture - 0.09%
Cooke Omega Investments Inc / Alpha VesselCo
Holdings Inc
8.50%, 12/15/2022
(f)
250 254
Vector Group Ltd
5.75%, 02/01/2029
(f)
1,876 1,867
10.50%, 11/01/2026
(f)
1,015 1,072
$ 3,193
Airlines - 1.54%
Air Canada
3.88%, 08/15/2026
(f)
9,725 9,847
American Airlines 2013-1 Class A Pass Through
Trust
4.00%, 01/15/2027 961 934
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 243 248
American Airlines 2014-1 Class A Pass Through
Trust
3.70%, 04/01/2028 722 740
American Airlines 2015-1 Class A Pass Through
Trust
3.38%, 11/01/2028 923 930
American Airlines 2016-1 Class A Pass Through
Trust
4.10%, 07/15/2029 613 619
American Airlines 2016-2 Class A Pass Through
Trust
3.65%, 12/15/2029 614 602
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 07/11/2030
(h)
1,760 1,762
American Airlines Group Inc
3.75%, 03/01/2025
(f),(g)
2,405 2,195

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
American Airlines Inc
11.75%, 07/15/2025
(f)
$ 2,320 $ 2,874
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.50%, 04/20/2026
(f)
6,100 6,399
5.75%, 04/20/2029
(f)
9,285 9,993
Delta Air Lines Inc
2.90%, 10/28/2024 1,405 1,435
3.75%, 10/28/2029
(g)
830 844
3.80%, 04/19/2023 685 710
4.38%, 04/19/2028 730 779
7.38%, 01/15/2026 1,140 1,341
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
4,856 5,099
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd
8.00%, 09/20/2025
(f)
93 105
UAL 2007-1 Pass Through Trust
6.64%, 01/02/2024 195 199
United Airlines Holdings Inc
4.88%, 01/15/2025
(g)
363 374
5.00%, 02/01/2024 706 733
United Airlines Inc
4.38%, 04/15/2026
(f)
5,475 5,664
4.63%, 04/15/2029
(f)
2,725 2,809
$ 57,235
Apparel - 0.11%
Hanesbrands Inc
4.63%, 05/15/2024
(f)
1,045 1,089
4.88%, 05/15/2026
(f)
805 861
5.38%, 05/15/2025
(f)
495 515
Under Armour Inc
3.25%, 06/15/2026 420 430
William Carter Co/The
5.50%, 05/15/2025
(f)
500 523
5.63%, 03/15/2027
(f)
656 680
$ 4,098
Automobile Manufacturers - 3.31%
Allison Transmission Inc
3.75%, 01/30/2031
(f)
1,200 1,153
4.75%, 10/01/2027
(f)
25 26
5.88%, 06/01/2029
(f)
1,465 1,577
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(f)
1,860 2,047
Ford Holdings LLC
9.30%, 03/01/2030 840 1,145
Ford Motor Co
4.35%, 12/08/2026 1,340 1,433
4.75%, 01/15/2043 1,487 1,624
5.29%, 12/08/2046 1,145 1,314
6.38%, 02/01/2029 609 713
6.63%, 10/01/2028 1,585 1,901
7.45%, 07/16/2031 4,688 6,205
7.50%, 08/01/2026 220 260
8.50%, 04/21/2023 2,997 3,286
9.00%, 04/22/2025 3,558 4,279
9.63%, 04/22/2030 17,230 24,822
9.98%, 02/15/2047 15 24
Ford Motor Credit Co LLC
2.90%, 02/16/2028 1,675 1,661
3.09%, 01/09/2023 730 743
3.10%, 05/04/2023 700 711
3.35%, 11/01/2022 550 558
3.38%, 11/13/2025 3,550 3,648
3.66%, 09/08/2024 2,820 2,919
3.81%, 01/09/2024 1,000 1,035
3.82%, 11/02/2027 1,100 1,141
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC   (continued)
4.00%, 11/13/2030 $ 9,150 $ 9,551
4.06%, 11/01/2024 1,729 1,813
4.13%, 08/04/2025 3,100 3,274
4.13%, 08/17/2027 9,340 9,912
4.14%, 02/15/2023 765 786
4.27%, 01/09/2027 2,760 2,929
4.38%, 08/06/2023 500 520
4.39%, 01/08/2026 1,610 1,723
4.54%, 08/01/2026 8,580 9,238
4.69%, 06/09/2025 1,447 1,547
5.11%, 05/03/2029 3,135 3,484
5.13%, 06/16/2025 5,515 5,984
5.58%, 03/18/2024 274 295
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(f)
405 389
5.50%, 07/15/2029
(f)
1,719 1,664
5.63%, 02/01/2023
(f)
1,190 1,197
5.88%, 01/15/2028
(f)
575 574
7.75%, 10/15/2025
(f)
1,070 1,153
JB Poindexter & Co Inc
7.13%, 04/15/2026
(f)
115 121
PM General Purchaser LLC
9.50%, 10/01/2028
(f)
645 672
Wabash National Corp
4.50%, 10/15/2028
(f)
2,250 2,188
$ 123,239
Automobile Parts & Equipment - 1.59%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(f)
1,250 1,273
Adient US LLC
9.00%, 04/15/2025
(f)
950 1,016
American Axle & Manufacturing Inc
5.00%, 10/01/2029 1,365 1,305
Clarios Global LP
6.75%, 05/15/2025
(f)
365 385
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(f)
11,209 11,727
8.50%, 05/15/2027
(f)
2,040 2,167
Dana Financing Luxembourg Sarl
5.75%, 04/15/2025
(f)
305 314
Dana Inc
5.38%, 11/15/2027 158 165
5.63%, 06/15/2028 325 344
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(f)
1,035 1,076
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(f)
7,780 7,673
Goodyear Tire & Rubber Co/The
5.00%, 05/31/2026 700 717
5.00%, 07/15/2029
(f)
1,940 2,047
9.50%, 05/31/2025 977 1,065
IHO Verwaltungs GmbH
4.75%, PIK 5.50%; 09/15/2026
(f),(i),(j)
925 947
6.00%, PIK 6.75%; 05/15/2027
(f),(i),(j)
1,270 1,318
6.38%, PIK 7.13%; 05/15/2029
(f),(i),(j)
1,180 1,276
Meritor Inc
4.50%, 12/15/2028
(f)
190 189
6.25%, 06/01/2025
(f)
1,300 1,360
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(f)
11,745 12,068
Tenneco Inc
5.00%, 07/15/2026
(g)
520 507
5.38%, 12/15/2024 115 114
Wheel Pros Inc
6.50%, 05/15/2029
(f)
8,721 8,492

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
ZF North America Capital Inc
4.75%, 04/29/2025
(f)
$ 1,400 $ 1,507
$ 59,052
Banks - 0.61%
CIT Group Inc
4.75%, 02/16/2024 795 845
5.00%, 08/01/2023 905 960
5.25%, 03/07/2025 1,015 1,114
6.13%, 03/09/2028 140 166
Commerzbank AG
8.13%, 09/19/2023
(f)
985 1,103
Deutsche Bank AG
4.30%, 05/24/2028
(k)
1,625 1,684
USD Swap Semi-Annual 5 Year + 2.25%
4.50%, 04/01/2025 1,255 1,346
Deutsche Bank AG/New York NY
4.88%, 12/01/2032
(k)
645 701
USD Swap Rate NY 5 Year + 2.55%
5.88%, 07/08/2031
(k)
1,390 1,633
Secured Overnight Financing Rate + 5.44%
Dresdner Funding Trust I
8.15%, 06/30/2031
(f)
899 1,272
Freedom Mortgage Corp
7.63%, 05/01/2026
(f)
400 390
8.13%, 11/15/2024
(f)
1,235 1,247
8.25%, 04/15/2025
(f)
430 434
Intesa Sanpaolo SpA
4.20%, 06/01/2032
(f)
700 706
4.95%, 06/01/2042
(f)
800 826
5.02%, 06/26/2024
(f)
1,645 1,764
5.71%, 01/15/2026
(f)
1,200 1,334
Synovus Financial Corp
5.90%, 02/07/2029
(k)
900 968
USD Swap Semi-Annual 5 Year + 3.38%
UniCredit SpA
5.46%, 06/30/2035
(f),(k)
1,210 1,324
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(f),(k)
1,000 1,104
USD Swap Rate NY 5 Year + 3.70%
7.30%, 04/02/2034
(f),(k)
1,465 1,766
USD Swap Rate NY 5 Year + 4.91%
$ 22,687
Beverages - 0.03%
Triton Water Holdings Inc
6.25%, 04/01/2029
(f)
1,290 1,288
Building Materials - 0.64%
Boise Cascade Co
4.88%, 07/01/2030
(f)
775 814
Builders FirstSource Inc
5.00%, 03/01/2030
(f)
1,140 1,204
6.75%, 06/01/2027
(f)
649 684
CP Atlas Buyer Inc
7.00%, 12/01/2028
(f)
260 251
Forterra Finance LLC / FRTA Finance Corp
6.50%, 07/15/2025
(f)
405 432
Griffon Corp
5.75%, 03/01/2028 1,600 1,672
James Hardie International Finance DAC
5.00%, 01/15/2028
(f)
300 312
JELD-WEN Inc
4.63%, 12/15/2025
(f)
330 333
4.88%, 12/15/2027
(f)
779 806
Koppers Inc
6.00%, 02/15/2025
(f)
1,344 1,376
Masonite International Corp
5.38%, 02/01/2028
(f)
395 415
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
New Enterprise Stone & Lime Co Inc
9.75%, 07/15/2028
(f)
$ 136 $ 146
Patrick Industries Inc
4.75%, 05/01/2029
(f)
1,740 1,727
7.50%, 10/15/2027
(f)
435 466
PGT Innovations Inc
4.38%, 10/01/2029
(f)
1,075 1,065
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f)
5,875 6,110
Standard Industries Inc/NJ
3.38%, 01/15/2031
(f)
705 654
4.38%, 07/15/2030
(f)
2,293 2,293
4.75%, 01/15/2028
(f)
870 897
5.00%, 02/15/2027
(f)
1,515 1,555
Summit Materials LLC / Summit Materials
Finance Corp
5.25%, 01/15/2029
(f)
565 592
6.50%, 03/15/2027
(f)
12 12
$ 23,816
Chemicals - 1.20%
Ashland LLC
6.88%, 05/15/2043 308 400
Axalta Coating Systems LLC
3.38%, 02/15/2029
(f)
640 610
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(f)
885 909
Chemours Co/The
5.38%, 05/15/2027 375 396
5.75%, 11/15/2028
(f)
655 673
Cornerstone Chemical Co
6.75%, 08/15/2024
(f),(g)
430 387
Diamond BC BV
4.63%, 10/01/2029
(f)
3,175 3,197
Element Solutions Inc
3.88%, 09/01/2028
(f)
1,995 1,993
GCP Applied Technologies Inc
5.50%, 04/15/2026
(f)
1,165 1,193
GPD Cos Inc
10.13%, 04/01/2026
(f)
2,000 2,140
HB Fuller Co
4.00%, 02/15/2027 750 788
4.25%, 10/15/2028 1,450 1,470
Hexion Inc
7.88%, 07/15/2027
(f)
325 344
Illuminate Buyer LLC / Illuminate Holdings IV
Inc
9.00%, 07/01/2028
(f)
545 589
INEOS Group Holdings SA
5.63%, 08/01/2024
(f)
430 431
Ingevity Corp
3.88%, 11/01/2028
(f)
277 272
Innophos Holdings Inc
9.38%, 02/15/2028
(f)
440 475
Kraton Polymers LLC / Kraton Polymers Capital
Corp
4.25%, 12/15/2025
(f)
1,080 1,116
Methanex Corp
4.25%, 12/01/2024 275 290
5.13%, 10/15/2027 540 570
5.25%, 12/15/2029 1,525 1,616
5.65%, 12/01/2044 385 399
Minerals Technologies Inc
5.00%, 07/01/2028
(f)
487 502
Nufarm Australia Ltd / Nufarm Americas Inc
5.75%, 04/30/2026
(f)
600 613

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
OCI NV
4.63%, 10/15/2025
(f)
$ 417 $ 434
5.25%, 11/01/2024
(f)
288 296
Olin Corp
5.00%, 02/01/2030 520 549
5.13%, 09/15/2027 477 495
5.63%, 08/01/2029 500 546
9.50%, 06/01/2025
(f)
386 474
Rain CII Carbon LLC / CII Carbon Corp
7.25%, 04/01/2025
(f)
837 855
Rayonier AM Products Inc
5.50%, 06/01/2024
(f),(g)
1,325 1,312
7.63%, 01/15/2026
(f)
291 300
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(f)
1,500 1,466
TPC Group Inc
10.50%, 08/01/2024
(f)
1,135 1,033
Trinseo Materials Operating SCA / Trinseo
Materials Finance Inc
5.38%, 09/01/2025
(f)
1,018 1,038
Tronox Inc
4.63%, 03/15/2029
(f)
1,115 1,093
Unifrax Escrow Issuer Corp
5.25%, 09/30/2028
(f)
6,550 6,534
7.50%, 09/30/2029
(f)
3,000 2,981
Valvoline Inc
3.63%, 06/15/2031
(f)
1,710 1,667
4.25%, 02/15/2030
(f)
525 533
Venator Finance Sarl / Venator Materials LLC
5.75%, 07/15/2025
(f),(g)
280 262
WR Grace Holdings LLC
4.88%, 06/15/2027
(f)
1,210 1,229
5.63%, 10/01/2024
(f)
60 64
$ 44,534
Coal - 0.21%
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp
7.50%, 05/01/2025
(f)
1,236 1,255
Natural Resource Partners LP / NRP Finance Corp
9.13%, 06/30/2025
(f)
1,000 1,007
SunCoke Energy Inc
4.88%, 06/30/2029
(f)
5,000 4,962
Warrior Met Coal Inc
8.00%, 11/01/2024
(f)
585 588
$ 7,812
Commercial Services - 3.43%
Adtalem Global Education Inc
5.50%, 03/01/2028
(f)
845 853
Ahern Rentals Inc
7.38%, 05/15/2023
(f)
1,395 1,332
Allied Universal Holdco LLC / Allied Universal
Finance Corp
6.63%, 07/15/2026
(f)
1,635 1,718
9.75%, 07/15/2027
(f)
1,005 1,080
AMN Healthcare Inc
4.63%, 10/01/2027
(f)
3,864 3,970
Aptim Corp
7.75%, 06/15/2025
(f)
1,100 895
APX Group Inc
6.75%, 02/15/2027
(f)
485 512
ASGN Inc
4.63%, 05/15/2028
(f)
5,945 6,138
Avis Budget Car Rental LLC / Avis Budget
Finance Inc
5.75%, 07/15/2027
(f)
6 6
5.75%, 07/15/2027
(f)
620 648
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Brink's Co/The
4.63%, 10/15/2027
(f)
$ 1,100 $ 1,135
Carriage Services Inc
4.25%, 05/15/2029
(f)
2,520 2,524
Cimpress PLC
7.00%, 06/15/2026
(f)
1,751 1,819
CoreCivic Inc
4.63%, 05/01/2023
(g)
648 659
4.75%, 10/15/2027
(g)
1,000 920
8.25%, 04/15/2026
(g)
2,000 2,044
CPI CG Inc
8.63%, 03/15/2026
(f)
300 324
Deluxe Corp
8.00%, 06/01/2029
(f)
1,000 1,053
Garda World Security Corp
4.63%, 02/15/2027
(f)
460 457
9.50%, 11/01/2027
(f)
1,032 1,112
Gartner Inc
3.63%, 06/15/2029
(f)
560 563
3.75%, 10/01/2030
(f)
1,140 1,156
4.50%, 07/01/2028
(f)
130 135
Graham Holdings Co
5.75%, 06/01/2026
(f)
2,029 2,114
HealthEquity Inc
4.50%, 10/01/2029
(f)
730 738
Herc Holdings Inc
5.50%, 07/15/2027
(f)
955 996
IHS Markit Ltd
4.25%, 05/01/2029 845 962
4.75%, 08/01/2028 1,200 1,398
Jaguar Holding Co II / PPD Development LP
4.63%, 06/15/2025
(f)
895 930
5.00%, 06/15/2028
(f)
15,545 16,672
Korn Ferry
4.63%, 12/15/2027
(f)
138 142
Legends Hospitality Holding Co LLC / Legends
Hospitality Co-Issuer Inc
5.00%, 02/01/2026
(f)
25 25
Modulaire Global Finance Plc
8.00%, 02/15/2023
(f)
600 611
MPH Acquisition Holdings LLC
5.50%, 09/01/2028
(f),(g)
5,790 5,750
5.75%, 11/01/2028
(f),(g)
9,178 8,372
NESCO Holdings II Inc
5.50%, 04/15/2029
(f)
800 810
Nielsen Co Luxembourg SARL/The
5.00%, 02/01/2025
(f)
977 995
Nielsen Finance LLC / Nielsen Finance Co
4.50%, 07/15/2029
(f)
2,370 2,317
5.63%, 10/01/2028
(f)
1,600 1,664
North Queensland Export Terminal Pty Ltd
4.45%, 12/15/2022
(f)
1,085 1,047
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
310 297
5.25%, 04/15/2024
(f)
985 1,048
5.75%, 04/15/2026
(f)
950 1,016
6.25%, 01/15/2028
(f)
1,015 1,040
Rent-A-Center Inc/TX
6.38%, 02/15/2029
(f)
10,033 10,484
RR Donnelley & Sons Co
6.13%, 11/01/2026
(f)
1,460 1,562
Sabre GLBL Inc
7.38%, 09/01/2025
(f)
800 850
9.25%, 04/15/2025
(f)
775 896

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Service Corp International/US
3.38%, 08/15/2030 $ 1,035 $ 1,019
5.13%, 06/01/2029 1,022 1,104
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(f)
1,077 1,116
Sotheby's
7.38%, 10/15/2027
(f)
14,490 15,269
Square Inc
2.75%, 06/01/2026
(f)
1,000 1,011
3.50%, 06/01/2031
(f)
900 923
Team Health Holdings Inc
6.38%, 02/01/2025
(f)
6,885 6,093
TriNet Group Inc
3.50%, 03/01/2029
(f)
926 928
United Rentals North America Inc
3.88%, 02/15/2031 1,140 1,148
4.00%, 07/15/2030 880 898
4.88%, 01/15/2028 1,564 1,651
5.25%, 01/15/2030 860 931
5.50%, 05/15/2027 765 802
Verscend Escrow Corp
9.75%, 08/15/2026
(f)
890 943
$ 127,625
Computers - 0.81%
Booz Allen Hamilton Inc
3.88%, 09/01/2028
(f)
185 188
4.00%, 07/01/2029
(f)
470 476
Crowdstrike Holdings Inc
3.00%, 02/15/2029 1,114 1,100
Dell Inc
5.40%, 09/10/2040 355 427
6.50%, 04/15/2038 314 416
7.10%, 04/15/2028 555 715
Diebold Nixdorf Inc
8.50%, 04/15/2024
(g)
300 300
9.38%, 07/15/2025
(f)
1,065 1,148
Exela Intermediate LLC / Exela Finance Inc
10.00%, 07/15/2023
(f)
1,400 1,171
KBR Inc
4.75%, 09/30/2028
(f)
6,181 6,305
NCR Corp
5.00%, 10/01/2028
(f)
1,445 1,463
5.13%, 04/15/2029
(f)
50 51
5.25%, 10/01/2030
(f)
651 670
5.75%, 09/01/2027
(f)
1,265 1,331
6.13%, 09/01/2029
(f)
835 897
Presidio Holdings Inc
4.88%, 02/01/2027
(f)
1,075 1,094
8.25%, 02/01/2028
(f)
330 351
Science Applications International Corp
4.88%, 04/01/2028
(f)
85 88
Seagate HDD Cayman
3.13%, 07/15/2029
(f)
85 81
4.09%, 06/01/2029 1,987 2,054
4.13%, 01/15/2031 1,995 2,026
4.75%, 06/01/2023 795 832
4.75%, 01/01/2025 735 794
4.88%, 03/01/2024 955 1,018
4.88%, 06/01/2027 1,140 1,256
5.75%, 12/01/2034 720 829
Unisys Corp
6.88%, 11/01/2027
(f)
940 1,025
Western Digital Corp
4.75%, 02/15/2026 1,883 2,069
$ 30,175
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products - 0.10%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
$ 1,095 $ 1,083
Central Garden & Pet Co
5.13%, 02/01/2028 642 672
Kronos Acquisition Holdings Inc / KIK Custom
Products Inc
5.00%, 12/31/2026
(f)
1,000 990
7.00%, 12/31/2027
(f),(g)
1,000 967
Spectrum Brands Inc
5.50%, 07/15/2030
(f)
61 66
$ 3,778
Cosmetics & Personal Care - 0.08%
Avon Products Inc
7.00%, 03/15/2023 724 763
8.45%, 03/15/2043 240 300
Coty Inc
6.50%, 04/15/2026
(f)
448 460
Edgewell Personal Care Co
5.50%, 06/01/2028
(f)
1,190 1,245
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(l)
4,938 61
$ 2,829
Distribution & Wholesale - 0.34%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(f)
565 573
Avient Corp
5.25%, 03/15/2023 355 372
5.75%, 05/15/2025
(f)
525 549
G-III Apparel Group Ltd
7.88%, 08/15/2025
(f)
190 203
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
3,640 3,612
IAA Inc
5.50%, 06/15/2027
(f)
3,678 3,821
KAR Auction Services Inc
5.13%, 06/01/2025
(f)
932 934
Univar Solutions USA Inc/Washington
5.13%, 12/01/2027
(f)
405 422
Wolverine Escrow LLC
8.50%, 11/15/2024
(f),(g)
512 475
9.00%, 11/15/2026
(f),(g)
1,708 1,571
$ 12,532
Diversified Financial Services - 4.96%
AG Issuer LLC
6.25%, 03/01/2028
(f)
499 520
Alliance Data Systems Corp
4.75%, 12/15/2024
(f)
6,135 6,276
7.00%, 01/15/2026
(f)
6,075 6,470
Ally Financial Inc
5.75%, 11/20/2025 830 942
Armor Holdco Inc
8.50%, 11/15/2029
(f),(h)
970 970
Brightsphere Investment Group Inc
4.80%, 07/27/2026
(g)
1,275 1,306
Coinbase Global Inc
3.38%, 10/01/2028
(f)
3,970 3,831
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
900 920
6.63%, 03/15/2026
(g)
4,284 4,461
Enact Holdings Inc
6.50%, 08/15/2025
(f)
750 821
Enova International Inc
8.50%, 09/01/2024
(f)
635 646
8.50%, 09/15/2025
(f)
360 371
Finance of America Funding LLC
7.88%, 11/15/2025
(f)
100 96

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(i),(j)
$ 1,259 $ 1,222
goeasy Ltd
5.38%, 12/01/2024
(f)
445 457
Home Point Capital Inc
5.00%, 02/01/2026
(f)
9,092 8,168
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(f)
1,810 1,835
LD Holdings Group LLC
6.13%, 04/01/2028
(f)
2,209 2,024
LPL Holdings Inc
4.00%, 03/15/2029
(f)
935 954
4.63%, 11/15/2027
(f)
160 165
Midcap Financial Issuer Trust
6.50%, 05/01/2028
(f)
2,095 2,174
Nationstar Mortgage Holdings Inc
5.13%, 12/15/2030
(f)
562 566
5.50%, 08/15/2028
(f)
3,480 3,567
6.00%, 01/15/2027
(f)
4,950 5,173
Navient Corp
5.00%, 03/15/2027 575 586
5.50%, 01/25/2023 929 971
5.63%, 08/01/2033 572 543
5.88%, 10/25/2024 1,078 1,152
6.13%, 03/25/2024 455 487
6.75%, 06/25/2025 400 440
6.75%, 06/15/2026 410 453
NFP Corp
4.88%, 08/15/2028
(f)
15,725 15,961
6.88%, 08/15/2028
(f)
44,820 45,534
OneMain Finance Corp
4.00%, 09/15/2030 7,988 7,759
5.38%, 11/15/2029 485 518
5.63%, 03/15/2023 950 999
6.13%, 03/15/2024 850 904
6.63%, 01/15/2028 12,320 13,829
6.88%, 03/15/2025 1,300 1,451
7.13%, 03/15/2026 1,204 1,367
8.25%, 10/01/2023 1,000 1,111
8.88%, 06/01/2025 776 839
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 12/15/2022
(f)
5,300 5,325
PennyMac Financial Services Inc
4.25%, 02/15/2029
(f)
733 691
5.38%, 10/15/2025
(f)
1,723 1,777
5.75%, 09/15/2031
(f)
980 964
PHH Mortgage Corp
7.88%, 03/15/2026
(f)
2,755 2,790
PRA Group Inc
7.38%, 09/01/2025
(f)
8 9
Provident Funding Associates LP / PFG Finance
Corp
6.38%, 06/15/2025
(f)
10,683 10,737
Rocket Mortgage LLC
5.25%, 01/15/2028
(f)
1,145 1,208
Rocket Mortgage LLC / Rocket Mortgage Co-
Issuer Inc
3.63%, 03/01/2029
(f)
366 363
3.88%, 03/01/2031
(f)
935 924
4.00%, 10/15/2033
(f)
7,600 7,485
SLM Corp
4.20%, 10/29/2025 480 507
StoneX Group Inc
8.63%, 06/15/2025
(f)
70 74
TMX Finance LLC / TitleMax Finance Corp
11.13%, 04/01/2023
(f)
15 15
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(f)
$ 2,425 $ 2,413
VistaJet Malta Finance PLC / XO Management
Holding Inc
10.50%, 06/01/2024
(f)
488 527
$ 184,648
Electric - 1.11%
Calpine Corp
3.75%, 03/01/2031
(f)
1,260 1,210
4.50%, 02/15/2028
(f)
1,295 1,312
4.63%, 02/01/2029
(f)
525 509
5.00%, 02/01/2031
(f)
927 909
5.13%, 03/15/2028
(f)
1,950 1,940
5.25%, 06/01/2026
(f)
1,150 1,183
Clearway Energy Operating LLC
3.75%, 02/15/2031
(f)
960 950
4.75%, 03/15/2028
(f)
146 155
DPL Inc
4.13%, 07/01/2025 465 492
4.35%, 04/15/2029 656 709
Drax Finco PLC
6.63%, 11/01/2025
(f)
480 493
FirstEnergy Corp
1.60%, 01/15/2026 715 704
2.05%, 03/01/2025 620 622
2.25%, 09/01/2030 765 736
2.65%, 03/01/2030 1,853 1,823
3.40%, 03/01/2050 1,225 1,215
4.25%, 03/15/2023 1,050 1,088
4.40%, 07/15/2027 1,564 1,697
5.35%, 07/15/2047 1,644 1,995
7.38%, 11/15/2031 1,605 2,187
FirstEnergy Transmission LLC
4.35%, 01/15/2025
(f)
832 900
4.55%, 04/01/2049
(f)
1,175 1,373
5.45%, 07/15/2044
(f)
138 175
InterGen NV
7.00%, 06/30/2023
(f)
750 737
Midland Cogeneration Venture LP
6.00%, 03/15/2025
(f)
235 241
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(f)
83 88
4.25%, 07/15/2024
(f)
480 508
4.50%, 09/15/2027
(f)
273 292
NRG Energy Inc
3.38%, 02/15/2029
(f)
810 790
3.63%, 02/15/2031
(f)
325 316
5.25%, 06/15/2029
(f)
1,340 1,427
5.75%, 01/15/2028 1,655 1,754
6.63%, 01/15/2027 395 409
NSG Holdings LLC / NSG Holdings Inc
7.75%, 12/15/2025
(f)
75 80
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
565 585
PG&E Corp
5.00%, 07/01/2028 400 416
5.25%, 07/01/2030 425 444
Talen Energy Supply LLC
6.63%, 01/15/2028
(f)
760 718
7.25%, 05/15/2027
(f)
1,000 957
7.63%, 06/01/2028
(f)
1,053 1,006
TransAlta Corp
4.50%, 11/15/2022
(g)
321 327

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
$ 2,590 $ 2,564
5.00%, 07/31/2027
(f)
1,225 1,256
5.50%, 09/01/2026
(f)
925 953
5.63%, 02/15/2027
(f)
1,065 1,097
$ 41,342
Electrical Components & Equipment - 0.20%
Energizer Holdings Inc
4.38%, 03/31/2029
(f)
415 398
4.75%, 06/15/2028
(f)
590 589
EnerSys
4.38%, 12/15/2027
(f)
490 515
5.00%, 04/30/2023
(f)
638 663
WESCO Distribution Inc
7.13%, 06/15/2025
(f)
3,790 4,017
7.25%, 06/15/2028
(f)
1,070 1,180
$ 7,362
Electronics - 0.20%
Atkore Inc
4.25%, 06/01/2031
(f)
1,000 1,010
Brightstar Escrow Corp
9.75%, 10/15/2025
(f)
815 871
Imola Merger Corp
4.75%, 05/15/2029
(f)
2,000 2,055
Sensata Technologies BV
4.88%, 10/15/2023
(f)
675 715
5.00%, 10/01/2025
(f)
576 631
5.63%, 11/01/2024
(f)
890 981
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
1,000 986
4.38%, 02/15/2030
(f)
29 31
$ 7,280
Energy - Alternate Sources - 0.09%
EnfraGen Energia Sur SA / EnfraGen Spain SA /
Prime Energia SpA
5.38%, 12/30/2030
(f)
1,180 1,130
Enviva Partners LP / Enviva Partners Finance
Corp
6.50%, 01/15/2026
(f)
205 212
TerraForm Power Operating LLC
4.25%, 01/31/2023
(f)
220 224
4.75%, 01/15/2030
(f)
700 725
5.00%, 01/31/2028
(f)
1,120 1,193
$ 3,484
Engineering & Construction - 0.29%
AECOM
5.13%, 03/15/2027 750 828
Artera Services LLC
9.03%, 12/04/2025
(f)
595 635
Brand Industrial Services Inc
8.50%, 07/15/2025
(f)
1,565 1,555
Fluor Corp
3.50%, 12/15/2024
(g)
1,369 1,427
4.25%, 09/15/2028
(g)
505 525
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(f)
475 483
IEA Energy Services LLC
6.63%, 08/15/2029
(f)
3,710 3,654
MasTec Inc
4.50%, 08/15/2028
(f)
485 497
TopBuild Corp
3.63%, 03/15/2029
(f)
295 297
Tutor Perini Corp
6.88%, 05/01/2025
(f),(g)
431 438
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Engineering & Construction (continued)
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(f)
$ 360 $ 373
$ 10,712
Entertainment - 2.83%
Affinity Gaming
6.88%, 12/15/2027
(f)
1,255 1,301
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(f)
750 803
AMC Entertainment Holdings Inc
10.50%, 04/15/2025
(f),(g)
1,245 1,337
Banijay Entertainment SASU
5.38%, 03/01/2025
(f)
190 195
Caesars Entertainment Inc
4.63%, 10/15/2029
(f)
7,930 7,968
6.25%, 07/01/2025
(f)
2,867 3,016
8.13%, 07/01/2027
(f)
6,210 6,955
Caesars Resort Collection LLC / CRC Finco Inc
5.75%, 07/01/2025
(f)
6,050 6,357
CCM Merger Inc
6.38%, 05/01/2026
(f)
300 314
Cedar Fair LP
5.25%, 07/15/2029 1,276 1,322
Cedar Fair LP / Canada's Wonderland Co /
Magnum Management Corp / Millennium Op
5.38%, 04/15/2027 925 953
5.50%, 05/01/2025
(f)
1,035 1,074
6.50%, 10/01/2028 275 295
Churchill Downs Inc
4.75%, 01/15/2028
(f)
905 936
5.50%, 04/01/2027
(f)
660 682
Cinemark USA Inc
5.25%, 07/15/2028
(f)
11,675 11,391
5.88%, 03/15/2026
(f)
3,861 3,871
8.75%, 05/01/2025
(f)
225 241
Downstream Development Authority of the
Quapaw Tribe of Oklahoma
10.50%, 02/15/2023
(f)
475 492
Everi Holdings Inc
5.00%, 07/15/2029
(f)
7,125 7,294
Gateway Casinos & Entertainment Ltd
8.25%, 03/01/2024
(f)
310 319
Golden Entertainment Inc
7.63%, 04/15/2026
(f)
50 52
International Game Technology PLC
6.25%, 01/15/2027
(f)
220 247
Jacobs Entertainment Inc
7.88%, 02/01/2024
(f)
310 319
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
9,200 9,407
Live Nation Entertainment Inc
3.75%, 01/15/2028
(f)
2,175 2,153
4.75%, 10/15/2027
(f)
1,050 1,071
4.88%, 11/01/2024
(f)
450 455
5.63%, 03/15/2026
(f)
3,739 3,865
6.50%, 05/15/2027
(f)
6,850 7,501
Merlin Entertainments Ltd
5.75%, 06/15/2026
(f)
565 585
Mohegan Gaming & Entertainment
8.00%, 02/01/2026
(f)
2,720 2,802
Motion Bondco DAC
6.63%, 11/15/2027
(f)
888 888
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(f)
1,210 1,291
Powdr Corp
6.00%, 08/01/2025
(f)
216 226

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp
5.88%, 09/01/2031
(f)
$ 500 $ 510
Resorts World Las Vegas LLC / RWLV Capital
Inc
4.63%, 04/06/2031
(f)
500 497
Scientific Games International Inc
5.00%, 10/15/2025
(f)
972 1,001
7.00%, 05/15/2028
(f)
705 762
8.25%, 03/15/2026
(f)
900 954
8.63%, 07/01/2025
(f)
552 596
SeaWorld Parks & Entertainment Inc
5.25%, 08/15/2029
(f)
1,540 1,569
Six Flags Entertainment Corp
4.88%, 07/31/2024
(f)
1,341 1,351
5.50%, 04/15/2027
(f)
375 388
Six Flags Theme Parks Inc
7.00%, 07/01/2025
(f)
595 632
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(f)
5,500 5,613
Vail Resorts Inc
6.25%, 05/15/2025
(f)
485 511
WMG Acquisition Corp
3.00%, 02/15/2031
(f)
808 786
3.88%, 07/15/2030
(f)
430 446
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp
5.13%, 10/01/2029
(f)
780 782
7.75%, 04/15/2025
(f)
902 949
$ 105,325
Environmental Control - 1.27%
Clean Harbors Inc
4.88%, 07/15/2027
(f)
440 458
5.13%, 07/15/2029
(f)
300 325
Covanta Holding Corp
5.00%, 09/01/2030 2,665 2,652
6.00%, 01/01/2027 5,924 6,124
GFL Environmental Inc
3.50%, 09/01/2028
(f)
1,860 1,851
3.75%, 08/01/2025
(f)
820 844
4.00%, 08/01/2028
(f),(g)
8,025 7,824
4.25%, 06/01/2025
(f)
405 418
4.38%, 08/15/2029
(f)
6,035 5,977
4.75%, 06/15/2029
(f)
7,500 7,566
5.13%, 12/15/2026
(f)
870 909
Harsco Corp
5.75%, 07/31/2027
(f)
595 618
Madison IAQ LLC
5.88%, 06/30/2029
(f)
9,832 9,758
Stericycle Inc
3.88%, 01/15/2029
(f)
700 689
5.38%, 07/15/2024
(f)
879 905
Waste Pro USA Inc
5.50%, 02/15/2026
(f)
431 427
$ 47,345
Food - 2.85%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
3.25%, 03/15/2026
(f)
1,500 1,524
3.50%, 02/15/2023
(f)
445 453
3.50%, 03/15/2029
(f)
1,846 1,820
4.63%, 01/15/2027
(f)
1,165 1,219
4.88%, 02/15/2030
(f)
1,035 1,109
5.88%, 02/15/2028
(f)
612 650
7.50%, 03/15/2026
(f)
955 1,029
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
B&G Foods Inc
5.25%, 09/15/2027 $ 886 $ 909
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
3,575 3,656
7.50%, 04/15/2025
(f)
1,130 1,174
FAGE International SA / FAGE USA Dairy
Industry Inc
5.63%, 08/15/2026
(f)
375 384
Fresh Market Inc/The
9.75%, 05/01/2023
(f)
743 763
H-Food Holdings LLC / Hearthside Finance Co
Inc
8.50%, 06/01/2026
(f)
404 417
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(f)
2,190 2,162
JBS USA Food Co
5.75%, 01/15/2028
(f)
1,300 1,355
7.00%, 01/15/2026
(f)
1,440 1,498
JBS USA LUX SA / JBS USA Finance Inc
6.75%, 02/15/2028
(f)
1,455 1,568
JBS USA LUX SA / JBS USA Food Co / JBS
USA Finance Inc
3.75%, 12/01/2031
(f)
930 952
5.50%, 01/15/2030
(f)
1,020 1,117
6.50%, 04/15/2029
(f)
1,505 1,665
KeHE Distributors LLC / KeHE Finance Corp
8.63%, 10/15/2026
(f)
624 671
Kraft Heinz Foods Co
3.00%, 06/01/2026 2,351 2,459
3.88%, 05/15/2027 1,345 1,458
4.25%, 03/01/2031 2,191 2,475
4.38%, 06/01/2046 2,845 3,321
4.88%, 10/01/2049 1,750 2,167
5.00%, 06/04/2042 2,000 2,472
5.20%, 07/15/2045 2,210 2,811
5.50%, 06/01/2050 630 844
6.50%, 02/09/2040 1,000 1,427
6.88%, 01/26/2039 1,000 1,465
7.13%, 08/01/2039
(f)
1,000 1,518
Lamb Weston Holdings Inc
4.88%, 11/01/2026
(f)
1,235 1,266
4.88%, 05/15/2028
(f)
750 805
Nathan's Famous Inc
6.63%, 11/01/2025
(f)
135 138
Performance Food Group Inc
4.25%, 08/01/2029
(f)
7,700 7,700
5.50%, 10/15/2027
(f)
10,394 10,836
6.88%, 05/01/2025
(f)
315 332
Pilgrim's Pride Corp
4.25%, 04/15/2031
(f)
1,763 1,860
5.88%, 09/30/2027
(f)
1,674 1,765
Post Holdings Inc
4.50%, 09/15/2031
(f)
10,999 10,778
4.63%, 04/15/2030
(f)
1,445 1,452
5.50%, 12/15/2029
(f)
665 707
5.63%, 01/15/2028
(f)
2,084 2,175
5.75%, 03/01/2027
(f)
1,183 1,227
Safeway Inc
7.25%, 02/01/2031 200 241
Sigma Holdco BV
7.88%, 05/15/2026
(f),(g)
1,075 1,050
Simmons Foods Inc/Simmons Prepared Foods
Inc/Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(f)
9,090 9,181
TreeHouse Foods Inc
4.00%, 09/01/2028
(g)
720 688

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
United Natural Foods Inc
6.75%, 10/15/2028
(f)
$ 13 $ 14
US Foods Inc
4.75%, 02/15/2029
(f)
4,105 4,153
6.25%, 04/15/2025
(f)
1,000 1,045
$ 105,925
Food Service - 0.52%
Aramark Services Inc
5.00%, 04/01/2025
(f)
550 563
5.00%, 02/01/2028
(f)
5,340 5,460
6.38%, 05/01/2025
(f)
12,768 13,437
$ 19,460
Forest Products & Paper - 0.08%
Ahlstrom-Munksjo Holding 3 Oy
4.88%, 02/04/2028
(f)
805 803
Clearwater Paper Corp
4.75%, 08/15/2028
(f)
545 552
Mercer International Inc
5.13%, 02/01/2029 750 746
5.50%, 01/15/2026 703 712
$ 2,813
Gas - 0.08%
AmeriGas Partners LP / AmeriGas Finance Corp
5.50%, 05/20/2025 437 474
5.63%, 05/20/2024 536 579
5.75%, 05/20/2027 621 695
5.88%, 08/20/2026 533 594
Rockpoint Gas Storage Canada Ltd
7.00%, 03/31/2023
(f)
493 494
$ 2,836
Hand & Machine Tools - 0.02%
Apex Tool Group LLC / BC Mountain Finance
Inc
9.00%, 02/15/2023
(f),(g)
250 250
Werner FinCo LP / Werner FinCo Inc
8.75%, 07/15/2025
(f)
375 390
$ 640
Healthcare - Products - 0.28%
Avantor Funding Inc
4.63%, 07/15/2028
(f)
1,250 1,297
Hologic Inc
3.25%, 02/15/2029
(f)
1,014 1,006
Mozart Debt Merger Sub Inc
3.88%, 04/01/2029
(f)
2,000 1,990
5.25%, 10/01/2029
(f)
4,200 4,263
Ortho-Clinical Diagnostics Inc / Ortho-Clinical
Diagnostics SA
7.25%, 02/01/2028
(f)
663 706
Teleflex Inc
4.25%, 06/01/2028
(f)
500 514
4.63%, 11/15/2027 565 585
$ 10,361
Healthcare - Services - 5.51%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
4,430 4,518
5.50%, 07/01/2028
(f)
4,325 4,508
Air Methods Corp
8.00%, 05/15/2025
(f)
440 337
Akumin Escrow Inc
7.50%, 08/01/2028
(f)
2,080 1,966
Cano Health LLC
6.25%, 10/01/2028
(f)
5,070 5,099
Catalent Pharma Solutions Inc
3.13%, 02/15/2029
(f)
2,350 2,282
5.00%, 07/15/2027
(f)
570 589
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Centene Corp
2.50%, 03/01/2031 $ 1,960 $ 1,911
3.00%, 10/15/2030 2,020 2,053
3.38%, 02/15/2030 2,365 2,427
4.25%, 12/15/2027 2,985 3,127
4.63%, 12/15/2029 4,400 4,747
Charles River Laboratories International Inc
3.75%, 03/15/2029
(f)
1,835 1,853
4.00%, 03/15/2031
(f)
110 114
4.25%, 05/01/2028
(f)
1,000 1,030
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(f)
6,585 6,585
5.63%, 03/15/2027
(f)
1,450 1,517
6.00%, 01/15/2029
(f)
707 744
6.13%, 04/01/2030
(f)
2,435 2,394
6.63%, 02/15/2025
(f)
1,300 1,352
6.88%, 04/15/2029
(f)
1,600 1,646
8.00%, 03/15/2026
(f)
1,874 1,977
DaVita Inc
3.75%, 02/15/2031
(f)
9,987 9,463
4.63%, 06/01/2030
(f)
2,910 2,924
Encompass Health Corp
4.50%, 02/01/2028 735 748
4.63%, 04/01/2031 900 916
4.75%, 02/01/2030 1,946 1,995
Envision Healthcare Corp
8.75%, 10/15/2026
(f)
17,022 11,434
Global Medical Response Inc
6.50%, 10/01/2025
(f)
1,100 1,091
HCA Inc
3.50%, 09/01/2030 2,798 2,943
5.38%, 02/01/2025 2,762 3,073
5.38%, 09/01/2026 886 1,009
5.63%, 09/01/2028 2,070 2,426
5.88%, 05/01/2023 978 1,045
5.88%, 02/15/2026 1,210 1,378
5.88%, 02/01/2029 1,310 1,559
7.50%, 11/06/2033 246 351
7.50%, 11/15/2095 165 246
7.69%, 06/15/2025 225 270
IQVIA Inc
5.00%, 10/15/2026
(f)
1,062 1,091
5.00%, 05/15/2027
(f)
900 933
Legacy LifePoint Health LLC
4.38%, 02/15/2027
(f)
4,160 4,118
6.75%, 04/15/2025
(f)
500 524
LifePoint Health Inc
5.38%, 01/15/2029
(f)
1,480 1,450
Magellan Health Inc
4.90%, 09/22/2024 325 356
MEDNAX Inc
6.25%, 01/15/2027
(f)
890 933
ModivCare Inc
5.88%, 11/15/2025
(f)
1,500 1,575
Molina Healthcare Inc
3.88%, 11/15/2030
(f)
1,498 1,545
4.38%, 06/15/2028
(f)
170 176
5.38%, 11/15/2022 1,125 1,156
Prime Healthcare Services Inc
7.25%, 11/01/2025
(f)
950 1,012
Radiology Partners Inc
9.25%, 02/01/2028
(f)
12,340 13,080
RegionalCare Hospital Partners Holdings Inc /
LifePoint Health Inc
9.75%, 12/01/2026
(f)
1,700 1,794
RP Escrow Issuer LLC
5.25%, 12/15/2025
(f)
9,725 9,725

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Select Medical Corp
6.25%, 08/15/2026
(f)
$ 2,400 $ 2,510
Surgery Center Holdings Inc
6.75%, 07/01/2025
(f)
10,144 10,322
10.00%, 04/15/2027
(f)
9,172 9,846
Syneos Health Inc
3.63%, 01/15/2029
(f)
1,185 1,170
Tenet Healthcare Corp
4.63%, 07/15/2024 1,287 1,303
4.63%, 09/01/2024
(f)
1,675 1,711
4.63%, 06/15/2028
(f)
3,000 3,109
4.88%, 01/01/2026
(f)
6,325 6,483
5.13%, 11/01/2027
(f)
23,975 25,054
6.13%, 10/01/2028
(f)
2,380 2,499
6.25%, 02/01/2027
(f)
1,812 1,882
6.75%, 06/15/2023 1,645 1,768
6.88%, 11/15/2031 1,065 1,219
7.50%, 04/01/2025
(f)
570 605
US Renal Care Inc
10.63%, 07/15/2027
(f)
414 429
$ 205,025
Holding Companies - Diversified - 0.02%
Stena International SA
5.75%, 03/01/2024
(f),(g)
325 335
6.13%, 02/01/2025
(f)
325 333
$ 668
Home Builders - 0.54%
Ashton Woods USA LLC / Ashton Woods Finance
Co
4.63%, 04/01/2030
(f)
265 260
6.63%, 01/15/2028
(f)
900 952
Beazer Homes USA Inc
5.88%, 10/15/2027 245 255
6.75%, 03/15/2025 151 156
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(f)
405 406
6.25%, 09/15/2027
(f)
1,554 1,618
Century Communities Inc
6.75%, 06/01/2027 400 425
Empire Communities Corp
7.00%, 12/15/2025
(f)
235 243
Installed Building Products Inc
5.75%, 02/01/2028
(f)
140 147
KB Home
4.00%, 06/15/2031 1,140 1,156
4.80%, 11/15/2029 324 349
6.88%, 06/15/2027 310 366
7.63%, 05/15/2023 30 32
LGI Homes Inc
4.00%, 07/15/2029
(f)
1,150 1,118
M/I Homes Inc
3.95%, 02/15/2030
(f)
1,120 1,106
4.95%, 02/01/2028 561 583
Mattamy Group Corp
4.63%, 03/01/2030
(f)
1,115 1,131
5.25%, 12/15/2027
(f)
510 530
Meritage Homes Corp
3.88%, 04/15/2029
(f)
1,012 1,049
6.00%, 06/01/2025 1,208 1,356
Picasso Finance Sub Inc
6.13%, 06/15/2025
(f)
427 449
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028
(f)
418 421
4.75%, 04/01/2029
(f)
70 70
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(f)
$ 545 $ 578
5.75%, 01/15/2028
(f)
355 391
6.63%, 07/15/2027
(f)
90 95
Taylor Morrison Communities Inc / Taylor
Morrison Holdings II Inc
5.63%, 03/01/2024
(f)
670 716
5.88%, 04/15/2023
(f)
566 592
Toll Brothers Finance Corp
3.80%, 11/01/2029 320 343
4.35%, 02/15/2028 240 262
4.38%, 04/15/2023 598 617
4.88%, 03/15/2027 345 383
TRI Pointe Group Inc / TRI Pointe Homes Inc
5.88%, 06/15/2024 376 417
Tri Pointe Homes Inc
5.25%, 06/01/2027 795 858
5.70%, 06/15/2028 43 47
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
400 414
Winnebago Industries Inc
6.25%, 07/15/2028
(f)
249 269
$ 20,160
Home Furnishings - 0.02%
Tempur Sealy International Inc
4.00%, 04/15/2029
(f)
830 843
Housewares - 0.22%
CD&R Smokey Buyer Inc
6.75%, 07/15/2025
(f)
888 938
Newell Brands Inc
4.00%, 12/01/2024 200 211
4.35%, 04/01/2023 1,892 1,970
4.70%, 04/01/2026 1,732 1,897
4.88%, 06/01/2025 400 438
5.87%, 04/01/2036 375 455
6.00%, 04/01/2046 744 934
Scotts Miracle-Gro Co/The
4.00%, 04/01/2031
(f)
592 587
4.50%, 10/15/2029 500 521
5.25%, 12/15/2026 187 192
$ 8,143
Insurance - 3.10%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
5,160 4,979
7.00%, 11/15/2025
(f)
23,452 23,687
10.13%, 08/01/2026
(f)
497 549
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(f)
13,717 13,710
6.75%, 10/15/2027
(f)
1,392 1,437
AmWINS Group Inc
4.88%, 06/30/2029
(f)
8,200 8,174
Assurant Inc
7.00%, 03/27/2048
(k)
415 482
3 Month USD LIBOR + 4.14%
AssuredPartners Inc
5.63%, 01/15/2029
(f)
8,683 8,618
7.00%, 08/15/2025
(f)
23,364 23,686
Genworth Holdings Inc
4.80%, 02/15/2024 383 392
4.90%, 08/15/2023 625 639
6.50%, 06/15/2034 1,100 1,145
GTCR AP Finance Inc
8.00%, 05/15/2027
(f)
4,995 5,257
HUB International Ltd
7.00%, 05/01/2026
(f)
15,475 15,959

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Liberty Mutual Group Inc
4.30%, 02/01/2061
(f)
$ 125 $ 117
7.80%, 03/07/2087
(f)
505 711
3 Month USD LIBOR + 3.58%
MGIC Investment Corp
5.25%, 08/15/2028 800 851
5.75%, 08/15/2023 622 663
Radian Group Inc
4.50%, 10/01/2024 1,353 1,434
4.88%, 03/15/2027 470 513
Sagicor Financial Co Ltd
5.30%, 05/13/2028
(f)
1,320 1,370
USI Inc/NY
6.88%, 05/01/2025
(f)
1,116 1,133
$ 115,506
Internet - 1.11%
ANGI Group LLC
3.88%, 08/15/2028
(f)
639 625
Arches Buyer Inc
6.13%, 12/01/2028
(f)
186 188
Cablevision Lightpath LLC
3.88%, 09/15/2027
(f)
5,265 5,127
5.63%, 09/15/2028
(f)
6,981 6,900
Cars.com Inc
6.38%, 11/01/2028
(f)
812 850
Getty Images Inc
9.75%, 03/01/2027
(f)
268 283
Go Daddy Operating Co LLC / GD Finance Co
Inc
3.50%, 03/01/2029
(f)
700 677
5.25%, 12/01/2027
(f)
395 410
GrubHub Holdings Inc
5.50%, 07/01/2027
(f)
836 858
Match Group Holdings II LLC
3.63%, 10/01/2031
(f)
1,165 1,131
4.63%, 06/01/2028
(f)
505 525
5.63%, 02/15/2029
(f)
695 744
Netflix Inc
3.63%, 06/15/2025
(f)
475 505
4.38%, 11/15/2026 1,056 1,175
4.88%, 04/15/2028 1,926 2,206
4.88%, 06/15/2030
(f)
800 940
5.38%, 11/15/2029
(f)
1,049 1,265
5.75%, 03/01/2024 1,125 1,239
5.88%, 02/15/2025 725 822
5.88%, 11/15/2028 2,600 3,165
6.38%, 05/15/2029 1,000 1,261
Photo Holdings Merger Sub Inc
8.50%, 10/01/2026
(f)
885 929
Rakuten Group Inc
6.25%, 04/22/2031
(f),(k),(m)
1,870 1,966
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
TripAdvisor Inc
7.00%, 07/15/2025
(f)
405 428
Twitter Inc
3.88%, 12/15/2027
(f)
565 594
Uber Technologies Inc
4.50%, 08/15/2029
(f)
3,080 3,100
7.50%, 05/15/2025
(f)
1,380 1,471
8.00%, 11/01/2026
(f)
1,793 1,908
$ 41,292
Investment Companies - 0.17%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
1,035 1,076
FS Energy and Power Fund
7.50%, 08/15/2023
(f)
155 161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.75%, 09/15/2024 $ 1,295 $ 1,342
5.25%, 05/15/2027 1,924 2,001
6.38%, 12/15/2025 1,225 1,250
6.75%, 02/01/2024 515 523
$ 6,353
Iron & Steel - 1.34%
Allegheny Technologies Inc
4.88%, 10/01/2029 50 50
5.88%, 12/01/2027
(g)
2,775 2,914
Baffinland Iron Mines Corp / Baffinland Iron
Mines LP
8.75%, 07/15/2026
(f)
22,732 24,078
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(f)
6,186 6,720
Carpenter Technology Corp
6.38%, 07/15/2028 369 390
Cleveland-Cliffs Inc
5.88%, 06/01/2027 566 589
6.25%, 10/01/2040 615 673
6.75%, 03/15/2026
(f)
815 868
9.88%, 10/17/2025
(f)
728 833
Commercial Metals Co
4.88%, 05/15/2023 766 795
5.38%, 07/15/2027 154 161
Infrabuild Australia Pty Ltd
12.00%, 10/01/2024
(f),(g)
295 312
Mineral Resources Ltd
8.13%, 05/01/2027
(f)
1,075 1,161
Specialty Steel
11.00%, 11/15/2026
(e),(l)
8,680 8,680
United States Steel Corp
6.25%, 03/15/2026 210 217
6.65%, 06/01/2037 900 954
6.88%, 03/01/2029 476 509
$ 49,904
Leisure Products & Services - 0.89%
Carlson Travel Inc
6.75%, 12/15/2025
(f)
4,450 2,136
9.50%, PIK 2.00%; 12/15/2026
(f),(j)
5,396 162
10.50%, 03/31/2025
(f),(i)
1,272 1,316
Carnival Corp
4.00%, 08/01/2028
(f)
2,305 2,305
5.75%, 03/01/2027
(f)
2,745 2,793
6.00%, 05/01/2029
(f),(h)
4,255 4,252
7.63%, 03/01/2026
(f)
1,375 1,449
9.88%, 08/01/2027
(f)
1,176 1,354
10.50%, 02/01/2026
(f)
625 726
Constellation Merger Sub Inc
8.50%, 09/15/2025
(f)
1,580 1,521
NCL Corp Ltd
3.63%, 12/15/2024
(f)
505 475
10.25%, 02/01/2026
(f)
1,005 1,155
12.25%, 05/15/2024
(f)
865 1,020
Royal Caribbean Cruises Ltd
3.70%, 03/15/2028 595 564
5.25%, 11/15/2022 1,175 1,204
7.50%, 10/15/2027 930 1,088
9.13%, 06/15/2023
(f)
2,350 2,552
10.88%, 06/01/2023
(f)
1,035 1,158
11.50%, 06/01/2025
(f)
1,231 1,401
Viking Cruises Ltd
5.88%, 09/15/2027
(f)
1,300 1,256
6.25%, 05/15/2025
(f)
52 52
7.00%, 02/15/2029
(f)
835 839

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Viking Ocean Cruises Ship VII Ltd
5.63%, 02/15/2029
(f)
$ 1,165 $ 1,156
Vista Outdoor Inc
4.50%, 03/15/2029
(f)
545 546
VOC Escrow Ltd
5.00%, 02/15/2028
(f)
545 541
$ 33,021
Lodging - 1.47%
Boyd Gaming Corp
4.75%, 12/01/2027
(g)
825 850
4.75%, 06/15/2031
(f)
13,795 14,192
Genting New York LLC / GENNY Capital Inc
3.30%, 02/15/2026
(f)
895 882
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(f)
1,890 1,844
3.75%, 05/01/2029
(f)
1,050 1,050
4.00%, 05/01/2031
(f)
1,500 1,507
4.88%, 01/15/2030 1,090 1,164
5.38%, 05/01/2025
(f)
1,773 1,848
5.75%, 05/01/2028
(f)
612 657
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow Inc
5.00%, 06/01/2029
(f)
826 842
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.13%, 12/01/2024 369 381
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp
4.88%, 04/01/2027 520 538
Marriott Ownership Resorts Inc
4.75%, 01/15/2028 275 280
6.13%, 09/15/2025
(f)
383 402
Melco Resorts Finance Ltd
5.38%, 12/04/2029
(f)
2,040 2,007
5.75%, 07/21/2028
(f)
1,305 1,300
MGM China Holdings Ltd
5.25%, 06/18/2025
(f)
405 400
5.38%, 05/15/2024
(f)
730 731
5.88%, 05/15/2026
(f)
970 970
MGM Resorts International
4.63%, 09/01/2026 415 434
4.75%, 10/15/2028 675 702
5.50%, 04/15/2027 633 682
5.75%, 06/15/2025 700 756
6.00%, 03/15/2023 843 890
6.75%, 05/01/2025 1,800 1,896
Station Casinos LLC
4.50%, 02/15/2028
(f)
1,225 1,234
Studio City Finance Ltd
5.00%, 01/15/2029
(f)
2,150 1,946
6.00%, 07/15/2025
(f)
905 878
6.50%, 01/15/2028
(f)
1,005 966
Travel + Leisure Co
3.90%, 03/01/2023 82 85
4.63%, 03/01/2030
(f)
12 12
5.65%, 04/01/2024 266 288
6.00%, 04/01/2027 280 304
6.63%, 07/31/2026
(f)
1,070 1,195
Universal Entertainment Corp
8.50%, 12/11/2024
(f)
1,000 1,044
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(f)
720 744
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
4.25%, 05/30/2023
(f)
645 648
5.25%, 05/15/2027
(f)
1,395 1,414
5.50%, 03/01/2025
(f)
1,865 1,896
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wynn Macau Ltd
4.88%, 10/01/2024
(f)
$ 1,025 $ 969
5.13%, 12/15/2029
(f)
1,510 1,360
5.50%, 01/15/2026
(f)
1,395 1,311
5.50%, 10/01/2027
(f)
815 758
5.63%, 08/26/2028
(f)
500 467
$ 54,724
Machinery - Construction & Mining - 0.05%
Manitowoc Co Inc/The
9.00%, 04/01/2026
(f)
225 240
Terex Corp
5.00%, 05/15/2029
(f)
1,405 1,433
$ 1,673
Machinery - Diversified - 0.79%
ATS Automation Tooling Systems Inc
4.13%, 12/15/2028
(f)
154 155
Cleaver-Brooks Inc
7.88%, 03/01/2023
(f)
416 410
Colfax Corp
6.38%, 02/15/2026
(f)
237 246
Husky III Holding Ltd
13.00%, PIK 13.75%; 02/15/2025
(f),(i),(j)
113 120
JPW Industries Holding Corp
9.00%, 10/01/2024
(f),(g)
5,945 6,183
Stevens Holding Co Inc
6.13%, 10/01/2026
(f)
1,063 1,145
Titan Acquisition Ltd / Titan Co-Borrower LLC
7.75%, 04/15/2026
(f)
18,709 19,085
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(f)
360 382
TK Elevator US Newco Inc
5.25%, 07/15/2027
(f)
1,785 1,817
$ 29,543
Media - 5.31%
Altice Financing SA
5.00%, 01/15/2028
(f)
1,245 1,200
AMC Networks Inc
4.25%, 02/15/2029 1,520 1,497
4.75%, 08/01/2025 830 851
5.00%, 04/01/2024 477 482
Audacy Capital Corp
6.50%, 05/01/2027
(f),(g)
1,201 1,204
6.75%, 03/31/2029
(f)
2,000 1,983
Belo Corp
7.25%, 09/15/2027 170 197
CCO Holdings LLC / CCO Holdings Capital Corp
4.00%, 03/01/2023
(f)
515 515
4.25%, 02/01/2031
(f)
3,925 3,907
4.50%, 08/15/2030
(f)
3,750 3,817
4.50%, 05/01/2032 3,260 3,275
4.50%, 06/01/2033
(f)
1,900 1,895
4.75%, 03/01/2030
(f)
5,960 6,154
5.00%, 02/01/2028
(f)
5,900 6,136
5.13%, 05/01/2027
(f)
3,334 3,455
5.38%, 06/01/2029
(f)
1,920 2,063
Cengage Learning Inc
9.50%, 06/15/2024
(f)
718 732
Clear Channel Worldwide Holdings Inc
5.13%, 08/15/2027
(f)
1,295 1,328
CSC Holdings LLC
3.38%, 02/15/2031
(f)
1,250 1,138
4.13%, 12/01/2030
(f)
1,640 1,570
4.50%, 11/15/2031
(f)
500 485
4.63%, 12/01/2030
(f)
18,190 16,666
5.25%, 06/01/2024 596 627
5.38%, 02/01/2028
(f)
1,100 1,133

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC   (continued)
5.50%, 04/15/2027
(f)
$ 1,436 $ 1,483
5.75%, 01/15/2030
(f)
3,417 3,371
6.50%, 02/01/2029
(f)
1,959 2,101
7.50%, 04/01/2028
(f)
5,620 5,978
Cumulus Media New Holdings Inc
6.75%, 07/01/2026
(f)
516 537
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(f)
1,460 825
DIRECTV Holdings LLC / DIRECTV Financing
Co Inc
5.88%, 08/15/2027
(f)
1,000 1,037
DISH DBS Corp
5.00%, 03/15/2023 1,544 1,598
5.13%, 06/01/2029 2,490 2,397
5.88%, 11/15/2024 2,844 3,029
7.38%, 07/01/2028 2,135 2,244
7.75%, 07/01/2026 2,805 3,117
Gannett Holdings LLC
6.00%, 11/01/2026
(f)
2,060 2,055
GCI LLC
4.75%, 10/15/2028
(f)
170 176
Gray Escrow II Inc
5.38%, 11/15/2031
(f),(h)
845 854
Gray Television Inc
4.75%, 10/15/2030
(f)
1,065 1,051
5.88%, 07/15/2026
(f)
640 660
7.00%, 05/15/2027
(f)
735 787
iHeartCommunications Inc
4.75%, 01/15/2028
(f)
1,005 1,011
5.25%, 08/15/2027
(f)
991 1,012
6.38%, 05/01/2026 775 806
8.38%, 05/01/2027 1,623 1,729
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(f)
1,100 1,155
Liberty Interactive LLC
8.25%, 02/01/2030 435 474
8.50%, 07/15/2029 326 364
Meredith Corp
6.50%, 07/01/2025 5 5
Midcontinent Communications / Midcontinent
Finance Corp
5.38%, 08/15/2027
(f)
20 21
Nexstar Media Inc
4.75%, 11/01/2028
(f)
6,097 6,229
5.63%, 07/15/2027
(f)
10,675 11,262
Quebecor Media Inc
5.75%, 01/15/2023 1,285 1,353
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(f)
931 946
6.50%, 09/15/2028
(f)
800 800
Scripps Escrow II Inc
3.88%, 01/15/2029
(f)
135 134
5.38%, 01/15/2031
(f)
4,723 4,623
Scripps Escrow Inc
5.88%, 07/15/2027
(f)
4,676 4,747
Sinclair Television Group Inc
5.13%, 02/15/2027
(f)
418 402
5.50%, 03/01/2030
(f)
485 464
5.88%, 03/15/2026
(f)
270 277
Sirius XM Radio Inc
3.13%, 09/01/2026
(f)
1,105 1,106
4.00%, 07/15/2028
(f)
7,980 8,038
4.13%, 07/01/2030
(f)
1,550 1,543
5.00%, 08/01/2027
(f)
831 867
5.50%, 07/01/2029
(f)
1,388 1,497
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
SportsNet New York
10.25%, 01/15/2025
(e),(l)
$ 4,130 $ 4,125
TEGNA Inc
4.63%, 03/15/2028 764 771
4.75%, 03/15/2026
(f)
200 208
5.00%, 09/15/2029 1,295 1,311
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(f)
1,000 1,043
Univision Communications Inc
4.50%, 05/01/2029
(f)
1,050 1,062
5.13%, 02/15/2025
(f)
1,959 1,988
6.63%, 06/01/2027
(f)
1,712 1,852
9.50%, 05/01/2025
(f)
80 87
UPC Holding BV
5.50%, 01/15/2028
(f)
430 445
Urban One Inc
7.38%, 02/01/2028
(f)
5 5
ViacomCBS Inc
6.25%, 02/28/2057
(k)
1,712 1,957
3 Month USD LIBOR + 3.90%
Videotron Ltd
3.63%, 06/15/2029
(f)
1,380 1,387
5.13%, 04/15/2027
(f)
664 686
5.38%, 06/15/2024
(f)
1,017 1,092
Virgin Media Finance PLC
5.00%, 07/15/2030
(f)
14,876 14,792
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(f)
525 524
5.50%, 05/15/2029
(f)
1,215 1,282
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(f)
405 411
Ziggo Bond Co BV
5.13%, 02/28/2030
(f)
4,855 4,913
6.00%, 01/15/2027
(f)
2,600 2,685
Ziggo BV
4.88%, 01/15/2030
(f)
1,015 1,032
5.50%, 01/15/2027
(f)
7,410 7,596
$ 197,729
Mining - 1.88%
Alcoa Nederland Holding BV
5.50%, 12/15/2027
(f)
605 650
6.13%, 05/15/2028
(f)
430 461
Arconic Corp
6.00%, 05/15/2025
(f)
565 591
6.13%, 02/15/2028
(f)
17,697 18,648
Celtic Resources Holdings DAC
4.13%, 10/09/2024
(f)
1,000 1,045
Century Aluminum Co
7.50%, 04/01/2028
(f)
12,475 13,192
Coeur Mining Inc
5.13%, 02/15/2029
(f),(g)
895 867
Compass Minerals International Inc
4.88%, 07/15/2024
(f)
860 895
6.75%, 12/01/2027
(f)
353 374
Constellium SE
3.75%, 04/15/2029
(f)
3,450 3,336
5.63%, 06/15/2028
(f)
1,250 1,311
5.88%, 02/15/2026
(f)
500 508
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(f)
500 506
4.50%, 09/15/2027
(f)
485 507
5.13%, 05/15/2024
(f)
1,242 1,324
Freeport-McMoRan Inc
3.88%, 03/15/2023 525 541
4.13%, 03/01/2028 725 750
4.25%, 03/01/2030 485 512
4.38%, 08/01/2028 525 547

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Freeport-McMoRan Inc   (continued)
4.55%, 11/14/2024 $ 590 $ 638
4.63%, 08/01/2030 1,053 1,139
5.00%, 09/01/2027 258 269
5.25%, 09/01/2029 485 531
5.40%, 11/14/2034 1,005 1,228
5.45%, 03/15/2043 1,510 1,900
Hecla Mining Co
7.25%, 02/15/2028 55 59
Joseph T Ryerson & Son Inc
8.50%, 08/01/2028
(f)
3,345 3,721
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(f)
435 455
Kaiser Aluminum Corp
4.63%, 03/01/2028
(f)
310 314
Northwest Acquisitions ULC / Dominion Finco
Inc
0.00%, 11/01/2022
(d),(f)
15,820 2
Novelis Corp
4.75%, 01/30/2030
(f)
7,095 7,379
Perenti Finance Pty Ltd
6.50%, 10/07/2025
(f),(g)
1,265 1,312
Real Alloy Holding Inc
11.00%, 11/30/2023
(e),(i),(l)
4,258 4,258
$ 69,770
Miscellaneous Manufacturers - 0.18%
Amsted Industries Inc
5.63%, 07/01/2027
(f)
495 515
FXI Holdings Inc
7.88%, 11/01/2024
(f)
543 553
12.25%, 11/15/2026
(f)
963 1,071
Gates Global LLC / Gates Corp
6.25%, 01/15/2026
(f)
680 703
Hillenbrand Inc
5.00%, 09/15/2026 1,260 1,409
LSB Industries Inc
6.25%, 10/15/2028
(f)
2,110 2,130
Trinity Industries Inc
4.55%, 10/01/2024 230 244
$ 6,625
Office & Business Equipment - 0.10%
Pitney Bowes Inc
6.88%, 03/15/2027
(f)
120 124
7.25%, 03/15/2029
(f)
1,354 1,398
Xerox Corp
3.80%, 05/15/2024 215 223
4.38%, 03/15/2023 715 738
4.80%, 03/01/2035 350 349
6.75%, 12/15/2039 280 304
Xerox Holdings Corp
5.00%, 08/15/2025
(f)
430 447
5.50%, 08/15/2028
(f)
250 253
$ 3,836
Oil & Gas - 5.81%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
750 806
Antero Resources Corp
5.00%, 03/01/2025
(g)
450 459
7.63%, 02/01/2029
(f)
480 532
8.38%, 07/15/2026
(f)
480 540
Apache Corp
4.25%, 01/15/2030 755 802
4.63%, 11/15/2025 376 405
4.88%, 11/15/2027 560 608
5.10%, 09/01/2040 1,570 1,759
5.25%, 02/01/2042 815 917
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Apache Corp   (continued)
5.35%, 07/01/2049 $ 765 $ 878
6.00%, 01/15/2037 735 896
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
900 929
9.00%, 11/01/2027
(f)
659 901
Baytex Energy Corp
5.63%, 06/01/2024
(f)
308 311
8.75%, 04/01/2027
(f)
700 747
Bonanza Creek Energy Inc
5.00%, 10/15/2026
(f)
2,060 2,081
California Resources Corp
7.13%, 02/01/2026
(f)
30 32
Callon Petroleum Co
6.13%, 10/01/2024 195 192
6.38%, 07/01/2026 665 632
8.25%, 07/15/2025 1,000 991
Calumet Specialty Products Partners LP / Calumet
Finance Corp
7.75%, 04/15/2023 365 362
9.25%, 07/15/2024
(f)
580 628
Centennial Resource Production LLC
5.38%, 01/15/2026
(f),(g)
150 149
6.88%, 04/01/2027
(f),(g)
200 205
Chesapeake Energy Corp
5.50%, 02/01/2026
(f)
200 209
CNX Resources Corp
6.00%, 01/15/2029
(f)
520 549
7.25%, 03/14/2027
(f)
525 558
Colgate Energy Partners III LLC
5.88%, 07/01/2029
(f)
7,175 7,345
Comstock Resources Inc
5.88%, 01/15/2030
(f)
4,025 4,185
6.75%, 03/01/2029
(f)
1,700 1,827
7.50%, 05/15/2025
(f),(g)
605 628
Continental Resources Inc/OK
3.80%, 06/01/2024 1,395 1,465
4.38%, 01/15/2028 825 900
4.50%, 04/15/2023 541 563
4.90%, 06/01/2044 550 624
5.75%, 01/15/2031
(f)
1,305 1,563
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
1,950 2,008
5.63%, 10/15/2025
(f)
1,354 1,384
CVR Energy Inc
5.25%, 02/15/2025
(f)
385 380
5.75%, 02/15/2028
(f),(g)
300 295
Endeavor Energy Resources LP / EER Finance
Inc
5.75%, 01/30/2028
(f)
850 893
6.63%, 07/15/2025
(f)
485 511
Ensign Drilling Inc
9.25%, 04/15/2024
(f),(g)
620 614
EQT Corp
3.90%, 10/01/2027 1,675 1,788
5.00%, 01/15/2029 365 405
6.63%, 02/01/2025 1,000 1,125
7.50%, 02/01/2030 1,175 1,504
Global Marine Inc
7.00%, 06/01/2028 1,500 1,095
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 10/01/2025
(f)
1,120 1,143
5.75%, 02/01/2029
(f)
1,890 1,919
6.00%, 02/01/2031
(f)
3,599 3,694
6.25%, 11/01/2028
(f)
385 395

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Laredo Petroleum Inc
9.50%, 01/15/2025 $ 1,800 $ 1,851
10.13%, 01/15/2028 800 855
Magnolia Oil & Gas Operating LLC / Magnolia
Oil & Gas Finance Corp
6.00%, 08/01/2026
(f)
374 384
Matador Resources Co
5.88%, 09/15/2026 1,050 1,084
MEG Energy Corp
5.88%, 02/01/2029
(f)
4,420 4,547
6.50%, 01/15/2025
(f)
509 521
7.13%, 02/01/2027
(f)
8,465 8,888
Moss Creek Resources Holdings Inc
7.50%, 01/15/2026
(f)
709 645
10.50%, 05/15/2027
(f)
410 406
Murphy Oil Corp
5.75%, 08/15/2025 336 344
6.37%, 12/01/2042 245 249
6.38%, 07/15/2028 495 523
6.88%, 08/15/2024 66 67
Nabors Industries Inc
5.75%, 02/01/2025 595 565
9.00%, 02/01/2025
(f)
15 16
Nabors Industries Ltd
7.25%, 01/15/2026
(f)
605 587
Neptune Energy Bondco PLC
6.63%, 05/15/2025
(f)
800 818
Oasis Petroleum Inc
6.38%, 06/01/2026
(f)
544 575
Occidental Petroleum Corp
3.00%, 02/15/2027 7,941 7,941
3.20%, 08/15/2026 1,225 1,240
3.40%, 04/15/2026 1,225 1,250
3.45%, 07/15/2024 200 205
3.50%, 06/15/2025 660 683
3.50%, 08/15/2029 4,725 4,796
4.20%, 03/15/2048 1,202 1,171
4.30%, 08/15/2039 600 603
4.40%, 04/15/2046 1,725 1,745
4.40%, 08/15/2049 95 95
4.50%, 07/15/2044 1,090 1,101
4.63%, 06/15/2045 1,146 1,186
5.50%, 12/01/2025 780 858
5.55%, 03/15/2026 975 1,076
5.88%, 09/01/2025 700 777
6.13%, 01/01/2031 4,066 4,869
6.20%, 03/15/2040 3,143 3,808
6.38%, 09/01/2028 2,020 2,368
6.45%, 09/15/2036 21,891 27,857
6.60%, 03/15/2046 5,266 6,738
6.63%, 09/01/2030 3,480 4,259
6.95%, 07/01/2024 535 602
7.15%, 05/15/2028 235 278
7.50%, 05/01/2031 1,659 2,159
7.88%, 09/15/2031 545 729
7.95%, 06/15/2039 740 988
8.50%, 07/15/2027 400 498
8.88%, 07/15/2030 6,035 8,177
Ovintiv Exploration Inc
5.38%, 01/01/2026 745 830
5.63%, 07/01/2024 970 1,068
Ovintiv Inc
5.15%, 11/15/2041 460 534
6.50%, 08/15/2034 695 938
6.50%, 02/01/2038 605 820
6.63%, 08/15/2037 585 795
7.20%, 11/01/2031 380 509
7.38%, 11/01/2031 590 799
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ovintiv Inc   (continued)
8.13%, 09/15/2030 $ 940 $ 1,290
Par Petroleum LLC / Par Petroleum Finance Corp
7.75%, 12/15/2025
(f)
225 226
Parkland Corp/Canada
4.50%, 10/01/2029
(f)
1,665 1,675
5.88%, 07/15/2027
(f)
1,000 1,056
Patterson-UTI Energy Inc
3.95%, 02/01/2028 440 441
5.15%, 11/15/2029 1,255 1,295
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 500 362
7.25%, 06/15/2025 1,099 861
9.25%, 05/15/2025
(f)
725 703
PDC Energy Inc
5.75%, 05/15/2026 560 576
6.13%, 09/15/2024 495 502
Precision Drilling Corp
7.13%, 01/15/2026
(f)
550 566
Puma International Financing SA
5.00%, 01/24/2026
(f)
730 733
5.13%, 10/06/2024
(f)
400 402
Range Resources Corp
4.88%, 05/15/2025 550 573
5.00%, 03/15/2023 465 478
8.25%, 01/15/2029
(f)
435 491
9.25%, 02/01/2026 750 810
Rockcliff Energy II LLC
5.50%, 10/15/2029
(f)
3,340 3,427
SM Energy Co
5.63%, 06/01/2025 90 90
6.75%, 09/15/2026
(g)
375 384
10.00%, 01/15/2025
(f)
351 390
Southwestern Energy Co
5.38%, 02/01/2029
(f)
700 739
6.45%, 01/23/2025 685 747
7.75%, 10/01/2027 90 97
8.38%, 09/15/2028 600 669
Sunoco LP / Sunoco Finance Corp
4.50%, 05/15/2029 1,050 1,062
5.88%, 03/15/2028 5,887 6,231
6.00%, 04/15/2027 640 670
Talos Production Inc
12.00%, 01/15/2026 1,665 1,806
Tap Rock Resources LLC
7.00%, 10/01/2026
(f)
500 515
Teine Energy Ltd
6.88%, 04/15/2029
(f)
6,375 6,486
Transocean Guardian Ltd
5.88%, 01/15/2024
(f)
553 540
Transocean Inc
8.00%, 02/01/2027
(f)
944 721
11.50%, 01/30/2027
(f)
510 520
Transocean Pontus Ltd
6.13%, 08/01/2025
(f)
379 379
Transocean Poseidon Ltd
6.88%, 02/01/2027
(f)
420 419
Transocean Sentry Ltd
5.38%, 05/15/2023
(f)
368 360
Vantage Drilling International
9.25%, 11/15/2023
(f)
400 367
Vermilion Energy Inc
5.63%, 03/15/2025
(f)
1,064 1,072
Vine Energy Holdings LLC
6.75%, 04/15/2029
(f)
1,200 1,289

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
W&T Offshore Inc
9.75%, 11/01/2023
(f)
$ 645 $ 626
$ 216,252
Oil & Gas Services - 0.19%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
985 1,020
6.88%, 04/01/2027
(f)
435 454
Bristow Group Inc
6.88%, 03/01/2028
(f)
100 104
Exterran Energy Solutions LP / EES Finance Corp
8.13%, 05/01/2025 551 533
KCA Deutag UK Finance PLC
9.88%, 12/01/2025
(f)
500 544
Oceaneering International Inc
4.65%, 11/15/2024 113 117
6.00%, 02/01/2028 225 231
TechnipFMC PLC
6.50%, 02/01/2026
(f)
900 960
Telford Offshore Ltd
12.00%, PIK 12.00%
(i),(j),(m)
359 13
Transocean Phoenix 2 Ltd
7.75%, 10/15/2024
(f)
307 313
Transocean Proteus Ltd
6.25%, 12/01/2024
(f)
452 456
USA Compression Partners LP / USA
Compression Finance Corp
6.88%, 04/01/2026 962 994
6.88%, 09/01/2027 270 280
Weatherford International Ltd
6.50%, 09/15/2028
(f)
290 306
11.00%, 12/01/2024
(f)
325 339
Welltec A/S
9.50%, 12/01/2022
(f)
335 337
$ 7,001
Packaging & Containers - 2.90%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(f),(i),(j)
961 1,007
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028
(f)
420 411
4.00%, 09/01/2029
(f)
3,915 3,893
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
1,680 1,714
5.25%, 04/30/2025
(f)
795 827
5.25%, 08/15/2027
(f)
1,570 1,566
5.25%, 08/15/2027
(f)
810 808
Ball Corp
2.88%, 08/15/2030 1,065 1,024
4.00%, 11/15/2023 830 870
4.88%, 03/15/2026 1,140 1,250
5.25%, 07/01/2025 746 832
Berry Global Inc
4.50%, 02/15/2026
(f)
296 300
5.63%, 07/15/2027
(f)
3,400 3,561
Canpack SA / Canpack US LLC
3.88%, 11/15/2029
(f)
3,520 3,494
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
1,740 1,820
Crown Americas LLC / Crown Americas Capital
Corp V
4.25%, 09/30/2026 315 336
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 654 804
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Flex Acquisition Co Inc
6.88%, 01/15/2025
(f)
$ 818 $ 826
7.88%, 07/15/2026
(f)
560 585
Graham Packaging Co Inc
7.13%, 08/15/2028
(f)
1,925 1,980
Graphic Packaging International LLC
3.50%, 03/15/2028
(f)
980 987
3.50%, 03/01/2029
(f)
1,317 1,304
4.88%, 11/15/2022 363 373
Intelligent Packaging Ltd Finco Inc / Intelligent
Packaging Ltd Co-Issuer LLC
6.00%, 09/15/2028
(f)
7,830 8,055
LABL Inc
6.75%, 07/15/2026
(f)
2,435 2,517
10.50%, 07/15/2027
(f)
770 814
Matthews International Corp
5.25%, 12/01/2025
(f)
265 272
Mauser Packaging Solutions Holding Co
5.50%, 04/15/2024
(f)
1,179 1,182
7.25%, 04/15/2025
(f)
1,280 1,239
Owens-Brockway Glass Container Inc
5.38%, 01/15/2025
(f)
205 216
6.38%, 08/15/2025
(f)
83 91
Pactiv Evergreen Group Issuer Inc/Pactiv
Evergreen Group Issuer LLC/Reynolds Gro
4.00%, 10/15/2027
(f)
1,445 1,414
Pactiv LLC
7.95%, 12/15/2025 435 485
8.38%, 04/15/2027
(g)
830 925
Plastipak Holdings Inc
6.25%, 10/15/2025
(f)
17,102 17,412
Sealed Air Corp
4.00%, 12/01/2027
(f)
230 240
5.13%, 12/01/2024
(f)
80 86
5.25%, 04/01/2023
(f)
385 403
5.50%, 09/15/2025
(f)
872 964
6.88%, 07/15/2033
(f)
355 455
Silgan Holdings Inc
4.13%, 02/01/2028 1,015 1,032
Trident TPI Holdings Inc
6.63%, 11/01/2025
(f)
17,774 18,018
9.25%, 08/01/2024
(f)
6,247 6,536
Trivium Packaging Finance BV
5.50%, 08/15/2026
(f)
13,281 13,795
8.50%, 08/15/2027
(f)
1,030 1,086
$ 107,809
Pharmaceuticals - 1.75%
AdaptHealth LLC
4.63%, 08/01/2029
(f)
1,300 1,285
6.13%, 08/01/2028
(f)
290 307
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
1,830 1,942
9.25%, 04/01/2026
(f)
2,670 2,837
Bausch Health Cos Inc
5.00%, 01/30/2028
(f)
4,218 3,894
5.00%, 02/15/2029
(f)
1,320 1,211
5.25%, 01/30/2030
(f)
8,727 7,877
5.25%, 02/15/2031
(f)
2,296 2,064
5.50%, 11/01/2025
(f)
1,810 1,839
5.75%, 08/15/2027
(f)
900 942
6.13%, 04/15/2025
(f)
2,794 2,846
6.25%, 02/15/2029
(f)
2,580 2,499
7.00%, 01/15/2028
(f)
4,165 4,218
7.25%, 05/30/2029
(f)
790 801
9.00%, 12/15/2025
(f)
1,470 1,542

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Elanco Animal Health Inc
5.27%, 08/28/2023 $ 1,300 $ 1,384
5.90%, 08/28/2028 1,135 1,326
Endo Dac / Endo Finance LLC / Endo Finco Inc
9.50%, 07/31/2027
(f),(g)
1,335 1,325
Endo Luxembourg Finance Co I Sarl / Endo US
Inc
6.13%, 04/01/2029
(f)
795 783
Herbalife Nutrition Ltd / HLF Financing Inc
7.88%, 09/01/2025
(f)
1,390 1,493
Horizon Therapeutics USA Inc
5.50%, 08/01/2027
(f)
875 922
Option Care Health Inc
4.38%, 10/31/2029
(f)
2,730 2,757
Organon & Co / Organon Foreign Debt Co-Issuer
BV
5.13%, 04/30/2031
(f)
7,900 8,148
Owens & Minor Inc
4.50%, 03/31/2029
(f)
555 557
P&L Development LLC / PLD Finance Corp
7.75%, 11/15/2025
(f)
800 819
Par Pharmaceutical Inc
7.50%, 04/01/2027
(f)
1,725 1,740
Perrigo Co PLC
4.00%, 11/15/2023 995 1,035
Perrigo Finance Unlimited Co
4.38%, 03/15/2026 331 353
4.90%, 12/15/2044 2,215 2,195
Prestige Brands Inc
3.75%, 04/01/2031
(f)
3,915 3,782
5.13%, 01/15/2028
(f)
495 516
$ 65,239
Pipelines - 4.41%
AI Candelaria Spain SLU
7.50%, 12/15/2028
(f)
299 322
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(f)
1,050 1,097
5.75%, 03/01/2027
(f)
2,300 2,375
5.75%, 01/15/2028
(f)
4,050 4,237
7.88%, 05/15/2026
(f)
1,080 1,181
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(f)
200 207
7.63%, 12/15/2025
(f)
210 226
Buckeye Partners LP
4.13%, 03/01/2025
(f)
500 513
4.13%, 12/01/2027 945 952
4.15%, 07/01/2023 495 512
4.35%, 10/15/2024 295 309
4.50%, 03/01/2028
(f)
4,850 4,789
5.60%, 10/15/2044 3,121 3,027
5.85%, 11/15/2043 3,120 3,076
6.38%, 01/22/2078
(k)
355 324
3 Month USD LIBOR + 4.02%
Cheniere Energy Inc
4.63%, 10/15/2028 2,020 2,118
Cheniere Energy Partners LP
4.00%, 03/01/2031
(f)
385 400
4.50%, 10/01/2029 1,669 1,782
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(f)
11,150 11,596
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
568 582
5.75%, 04/01/2025 424 435
6.00%, 02/01/2029
(f)
2,185 2,264
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
DCP Midstream Operating LP
3.88%, 03/15/2023 $ 458 $ 472
5.13%, 05/15/2029 450 510
5.38%, 07/15/2025 734 811
5.60%, 04/01/2044 400 480
5.85%, 05/21/2043
(f),(k)
675 629
3 Month USD LIBOR + 3.85%
6.75%, 09/15/2037
(f)
315 421
8.13%, 08/16/2030 220 298
Delek Logistics Partners LP / Delek Logistics
Finance Corp
6.75%, 05/15/2025 665 680
7.13%, 06/01/2028
(f)
401 420
DT Midstream Inc
4.13%, 06/15/2029
(f)
3,345 3,369
4.38%, 06/15/2031
(f)
10,910 11,054
EnLink Midstream LLC
5.38%, 06/01/2029 224 232
5.63%, 01/15/2028
(f)
957 1,015
EnLink Midstream Partners LP
4.15%, 06/01/2025 550 574
4.40%, 04/01/2024 450 470
4.85%, 07/15/2026 280 291
5.05%, 04/01/2045 250 238
5.45%, 06/01/2047 77 77
5.60%, 04/01/2044 593 582
EQM Midstream Partners LP
4.00%, 08/01/2024 639 663
4.13%, 12/01/2026 828 852
4.50%, 01/15/2029
(f)
80 82
4.75%, 07/15/2023 336 354
4.75%, 01/15/2031
(f)
6,240 6,460
5.50%, 07/15/2028 923 1,017
6.50%, 07/01/2027
(f)
1,636 1,820
6.50%, 07/15/2048 490 583
Genesis Energy LP / Genesis Energy Finance
Corp
5.63%, 06/15/2024 669 667
6.25%, 05/15/2026 375 363
6.50%, 10/01/2025 701 691
7.75%, 02/01/2028 890 879
8.00%, 01/15/2027 4,060 4,079
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029 100 104
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
5,551 5,829
Hess Midstream Operations LP
5.63%, 02/15/2026
(f)
1,041 1,079
Holly Energy Partners LP / Holly Energy Finance
Corp
5.00%, 02/01/2028
(f)
5,485 5,498
ITT Holdings LLC
6.50%, 08/01/2029
(f)
1,000 1,003
New Fortress Energy Inc
6.50%, 09/30/2026
(f)
1,660 1,613
6.75%, 09/15/2025
(f)
6,116 5,955
NGL Energy Operating LLC / NGL Energy
Finance Corp
7.50%, 02/01/2026
(f)
1,850 1,876
NGL Energy Partners LP / NGL Energy Finance
Corp
6.13%, 03/01/2025
(g)
1,076 914
7.50%, 11/01/2023 479 460
7.50%, 04/15/2026
(g)
85 73

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NuStar Logistics LP
5.63%, 04/28/2027 $ 7,183 $ 7,533
5.75%, 10/01/2025 1,605 1,717
6.00%, 06/01/2026 640 680
6.38%, 10/01/2030 200 219
PBF Logistics LP / PBF Logistics Finance Corp
6.88%, 05/15/2023
(g)
1,388 1,349
Rattler Midstream LP
5.63%, 07/15/2025
(f)
605 632
Rockies Express Pipeline LLC
3.60%, 05/15/2025
(f)
1,900 1,978
4.80%, 05/15/2030
(f)
4,240 4,516
4.95%, 07/15/2029
(f)
599 641
6.88%, 04/15/2040
(f)
500 566
7.50%, 07/15/2038
(f)
630 720
Southeast Supply Header LLC
4.25%, 06/15/2024
(f)
515 536
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 01/15/2028
(f)
872 875
6.00%, 03/01/2027
(f)
500 518
6.00%, 12/31/2030
(f)
1,220 1,220
6.00%, 09/01/2031
(f)
1,265 1,244
7.50%, 10/01/2025
(f)
615 665
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
4.00%, 01/15/2032
(f)
1,035 1,068
4.88%, 02/01/2031 1,200 1,294
5.00%, 01/15/2028 735 773
5.38%, 02/01/2027 484 501
5.50%, 03/01/2030 965 1,061
5.88%, 04/15/2026 725 757
6.50%, 07/15/2027 785 841
6.88%, 01/15/2029 650 728
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(f)
5,100 5,189
4.13%, 08/15/2031
(f)
6,050 6,261
Western Midstream Operating LP
4.50%, 03/01/2028 807 874
4.65%, 07/01/2026 735 794
4.75%, 08/15/2028 1,845 2,030
5.30%, 02/01/2030 1,315 1,442
5.30%, 03/01/2048 3,500 4,078
5.45%, 04/01/2044 1,285 1,508
6.50%, 02/01/2050 1,199 1,435
$ 164,104
Real Estate - 0.25%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(f)
960 1,025
Five Point Operating Co LP / Five Point Capital
Corp
7.88%, 11/15/2025
(f)
1,236 1,286
Greystar Real Estate Partners LLC
5.75%, 12/01/2025
(f)
561 570
Howard Hughes Corp/The
4.13%, 02/01/2029
(f)
1,145 1,146
5.38%, 08/01/2028
(f)
910 954
Kennedy-Wilson Inc
4.75%, 03/01/2029 673 687
5.00%, 03/01/2031 598 609
Newmark Group Inc
6.13%, 11/15/2023 517 558
Realogy Group LLC / Realogy Co-Issuer Corp
4.88%, 06/01/2023
(f)
845 871
9.38%, 04/01/2027
(f)
870 952
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
WeWork Cos Inc
7.88%, 05/01/2025
(f)
$ 545 $ 552
$ 9,210
REITs - 1.77%
Brookfield Property REIT Inc / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027
(f)
9,081 8,854
GEO Group Inc/The
5.13%, 04/01/2023 640 617
5.88%, 10/15/2024
(g)
195 176
6.00%, 04/15/2026
(g)
1,285 1,115
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
1,045 1,036
3.75%, 09/15/2030
(f)
25 25
6.00%, 04/15/2025
(f)
80 83
Iron Mountain Inc
4.50%, 02/15/2031
(f)
895 904
4.88%, 09/15/2027
(f)
1,611 1,660
4.88%, 09/15/2029
(f)
1,220 1,260
5.25%, 03/15/2028
(f)
1,056 1,101
5.25%, 07/15/2030
(f)
2,057 2,148
5.63%, 07/15/2032
(f)
864 920
iStar Inc
4.75%, 10/01/2024 1,000 1,057
5.50%, 02/15/2026 647 672
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
5.25%, 10/01/2025
(f)
294 296
MGM Growth Properties Operating Partnership
LP / MGP Finance Co-Issuer Inc
3.88%, 02/15/2029
(f)
665 704
4.50%, 09/01/2026 888 963
4.63%, 06/15/2025
(f)
645 693
5.63%, 05/01/2024 830 901
5.75%, 02/01/2027 605 690
MPT Operating Partnership LP / MPT Finance
Corp
3.50%, 03/15/2031 557 561
4.63%, 08/01/2029 835 883
5.00%, 10/15/2027 1,956 2,059
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
1,020 1,033
5.88%, 10/01/2028
(f)
730 763
7.50%, 06/01/2025
(f)
525 558
RLJ Lodging Trust LP
4.00%, 09/15/2029
(f)
430 429
SBA Communications Corp
3.13%, 02/01/2029
(f)
2,915 2,798
3.88%, 02/15/2027 1,325 1,367
4.88%, 09/01/2024 1,950 1,974
Service Properties Trust
3.95%, 01/15/2028 445 414
4.35%, 10/01/2024 918 925
4.38%, 02/15/2030 720 679
4.50%, 06/15/2023 510 520
4.50%, 03/15/2025 645 645
4.65%, 03/15/2024 568 573
4.75%, 10/01/2026 740 732
4.95%, 02/15/2027 415 409
5.25%, 02/15/2026 650 657
5.50%, 12/15/2027 465 486
7.50%, 09/15/2025 896 992
Starwood Property Trust Inc
4.75%, 03/15/2025 406 427
5.50%, 11/01/2023
(f)
25 26

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(f)
$ 6,695 $ 6,611
7.13%, 12/15/2024
(f)
590 604
7.88%, 02/15/2025
(f)
2,099 2,208
Uniti Group LP / Uniti Group Finance Inc / CSL
Capital LLC
6.50%, 02/15/2029
(f)
985 996
VICI Properties LP / VICI Note Co Inc
3.50%, 02/15/2025
(f)
550 560
3.75%, 02/15/2027
(f)
3,969 4,078
4.13%, 08/15/2030
(f)
1,868 1,961
4.25%, 12/01/2026
(f)
1,665 1,725
4.63%, 12/01/2029
(f)
1,035 1,104
XHR LP
6.38%, 08/15/2025
(f)
385 406
$ 66,038
Retail - 4.29%
1011778 BC ULC / New Red Finance Inc
3.50%, 02/15/2029
(f)
1,645 1,596
3.88%, 01/15/2028
(f)
605 604
4.00%, 10/15/2030
(f)
6,657 6,449
4.38%, 01/15/2028
(f)
7,530 7,569
5.75%, 04/15/2025
(f)
375 390
99 Escrow Issuer Inc
7.50%, 01/15/2026
(f),(g)
460 414
AAG FH LP / AAG FH Finco Inc
9.75%, 07/15/2024
(f)
115 114
Abercrombie & Fitch Management Co
8.75%, 07/15/2025
(f)
215 231
Arko Corp
5.13%, 11/15/2029
(f)
4,240 4,139
Asbury Automotive Group Inc
4.75%, 03/01/2030 78 80
Bath & Body Works Inc
6.63%, 10/01/2030
(f)
870 973
6.75%, 07/01/2036 506 607
6.88%, 11/01/2035 744 904
6.95%, 03/01/2033 480 543
7.50%, 06/15/2029 358 404
7.60%, 07/15/2037 913 1,084
9.38%, 07/01/2025
(f)
409 507
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(f),(i),(j)
400 381
Bed Bath & Beyond Inc
4.92%, 08/01/2034
(g)
500 450
5.17%, 08/01/2044 441 375
BlueLinx Holdings Inc
6.00%, 11/15/2029
(f)
4,255 4,156
Brinker International Inc
3.88%, 05/15/2023 780 803
5.00%, 10/01/2024
(f)
235 249
Carvana Co
4.88%, 09/01/2029
(f)
932 902
5.63%, 10/01/2025
(f)
415 424
5.88%, 10/01/2028
(f)
500 509
eG Global Finance PLC
6.75%, 02/07/2025
(f)
605 619
8.50%, 10/30/2025
(f)
515 533
Ferrellgas LP / Ferrellgas Finance Corp
5.38%, 04/01/2026
(f)
1,085 1,057
FirstCash Inc
4.63%, 09/01/2028
(f)
715 737
Foundation Building Materials Inc
6.00%, 03/01/2029
(f)
1,000 968
Gap Inc/The
3.63%, 10/01/2029
(f)
850 833
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Golden Nugget Inc
6.75%, 10/15/2024
(f)
$ 1,871 $ 1,876
Group 1 Automotive Inc
4.00%, 08/15/2028
(f)
1,342 1,342
IRB Holding Corp
6.75%, 02/15/2026
(f)
2,450 2,505
7.00%, 06/15/2025
(f)
6,580 6,950
Ken Garff Automotive LLC
4.88%, 09/15/2028
(f)
30 30
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(f)
717 742
LBM Acquisition LLC
6.25%, 01/15/2029
(f)
7,203 6,995
Lithia Motors Inc
3.88%, 06/01/2029
(f)
945 979
4.38%, 01/15/2031
(f)
476 507
4.63%, 12/15/2027
(f)
586 620
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
11,925 12,087
Macy's Retail Holdings LLC
2.88%, 02/15/2023 700 707
3.63%, 06/01/2024
(g)
129 133
4.30%, 02/15/2043 265 228
4.50%, 12/15/2034 1,165 1,140
5.13%, 01/15/2042 265 248
5.88%, 04/01/2029
(f),(g)
1,760 1,876
6.38%, 03/15/2037 970 1,031
6.70%, 07/15/2034
(f)
550 625
Marks & Spencer PLC
7.13%, 12/01/2037
(f)
200 239
Murphy Oil USA Inc
3.75%, 02/15/2031
(f)
540 531
4.75%, 09/15/2029 540 569
5.63%, 05/01/2027 695 722
NMG Holding Co Inc / Neiman Marcus Group
LLC
7.13%, 04/01/2026
(f)
1,500 1,575
Nordstrom Inc
4.25%, 08/01/2031
(g)
960 960
4.38%, 04/01/2030
(g)
500 509
5.00%, 01/15/2044
(g)
1,800 1,782
6.95%, 03/15/2028 675 791
Papa John's International Inc
3.88%, 09/15/2029
(f)
1,230 1,202
Park River Holdings Inc
5.63%, 02/01/2029
(f)
400 373
6.75%, 08/01/2029
(f)
6,050 5,929
Party City Holdings Inc
8.75%, 02/15/2026
(f)
414 423
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
1,645 1,690
7.75%, 02/15/2029
(f)
1,275 1,378
QVC Inc
4.38%, 03/15/2023 1,015 1,053
4.38%, 09/01/2028 1,335 1,365
4.45%, 02/15/2025 920 981
4.75%, 02/15/2027 900 942
4.85%, 04/01/2024 910 976
5.45%, 08/15/2034 850 888
5.95%, 03/15/2043 810 842
Rite Aid Corp
7.50%, 07/01/2025
(f)
565 566
7.70%, 02/15/2027
(g)
180 162
8.00%, 11/15/2026
(f)
1,275 1,281

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Sonic Automotive Inc
4.63%, 11/15/2029
(f)
$ 3,075 $ 3,084
Specialty Building Products Holdings LLC / SBP
Finance Corp
6.38%, 09/30/2026
(f)
14,547 15,147
SRS Distribution Inc
4.63%, 07/01/2028
(f)
4,220 4,314
6.13%, 07/01/2029
(f)
580 597
Staples Inc
7.50%, 04/15/2026
(f)
1,002 1,013
10.75%, 04/15/2027
(f)
2,515 2,402
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(f)
7,947 8,145
5.88%, 03/01/2027 523 542
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(f)
690 706
White Cap Buyer LLC
6.88%, 10/15/2028
(f)
9,680 9,994
Yum! Brands Inc
3.63%, 03/15/2031 850 840
3.88%, 11/01/2023 275 287
4.63%, 01/31/2032 2,045 2,127
4.75%, 01/15/2030
(f)
1,620 1,729
5.35%, 11/01/2043 408 453
6.88%, 11/15/2037 300 378
$ 159,712
Semiconductors - 0.09%
Amkor Technology Inc
6.63%, 09/15/2027
(f)
500 532
ams AG
7.00%, 07/31/2025
(f)
365 386
Entegris Inc
4.38%, 04/15/2028
(f)
880 912
Microchip Technology Inc
4.25%, 09/01/2025 1,590 1,654
Synaptics Inc
4.00%, 06/15/2029
(f),(g)
15 15
$ 3,499
Software - 2.50%
ACI Worldwide Inc
5.75%, 08/15/2026
(f)
3,200 3,344
Ascend Learning LLC
6.88%, 08/01/2025
(f)
5,743 5,844
6.88%, 08/01/2025
(f)
5,615 5,713
Black Knight InfoServ LLC
3.63%, 09/01/2028
(f)
1,515 1,507
Blackboard Inc
10.38%, 11/15/2024
(f)
365 383
Boxer Parent Co Inc
7.13%, 10/02/2025
(f)
1,085 1,155
9.13%, 03/01/2026
(f)
950 993
Camelot Finance SA
4.50%, 11/01/2026
(f)
705 732
Castle US Holding Corp
9.50%, 02/15/2028
(f)
110 115
CDK Global Inc
4.88%, 06/01/2027 984 1,024
5.00%, 10/15/2024 266 295
5.25%, 05/15/2029
(f)
650 697
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(f)
4,100 4,054
4.88%, 07/01/2029
(f)
8,725 8,687
Consensus Cloud Solutions Inc
6.00%, 10/15/2026
(f)
2,120 2,165
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Dun & Bradstreet Corp/The
6.88%, 08/15/2026
(f)
$ 356 $ 371
10.25%, 02/15/2027
(f)
365 392
Fair Isaac Corp
4.00%, 06/15/2028
(f)
246 248
5.25%, 05/15/2026
(f)
1,140 1,271
Granite Merger Sub 2 Inc
11.00%, 07/15/2027
(f)
90 103
Helios Software Holdings Inc / ION Corporate
Solutions Finance Sarl
4.63%, 05/01/2028
(f)
1,125 1,111
MSCI Inc
3.25%, 08/15/2033
(f)
915 918
3.63%, 09/01/2030
(f)
300 307
3.88%, 02/15/2031
(f)
1,410 1,455
4.00%, 11/15/2029
(f)
825 862
Nuance Communications Inc
5.63%, 12/15/2026 430 444
Open Text Corp
3.88%, 02/15/2028
(f)
1,795 1,808
Open Text Holdings Inc
4.13%, 02/15/2030
(f)
1,785 1,815
Playtika Holding Corp
4.25%, 03/15/2029
(f)
13,553 13,591
PTC Inc
3.63%, 02/15/2025
(f)
220 224
4.00%, 02/15/2028
(f)
381 386
Rackspace Technology Global Inc
3.50%, 02/15/2028
(f)
1,710 1,634
5.38%, 12/01/2028
(f)
230 221
ROBLOX Corp
3.88%, 05/01/2030
(f)
2,125 2,117
SS&C Technologies Inc
5.50%, 09/30/2027
(f)
16,920 17,809
Twilio Inc
3.63%, 03/15/2029 196 198
3.88%, 03/15/2031 132 133
Veritas US Inc / Veritas Bermuda Ltd
7.50%, 09/01/2025
(f)
2,030 2,104
Ziff Davis Inc
4.63%, 10/15/2030
(f)
1,130 1,184
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(f)
5,478 5,444
$ 92,858
Telecommunications - 5.87%
Altice France Holding SA
6.00%, 02/15/2028
(f)
1,450 1,378
10.50%, 05/15/2027
(f)
2,050 2,222
Altice France SA/France
5.13%, 01/15/2029
(f)
1,355 1,314
5.13%, 07/15/2029
(f)
3,740 3,643
5.50%, 01/15/2028
(f)
1,100 1,103
8.13%, 02/01/2027
(f)
1,815 1,951
Avaya Inc
6.13%, 09/15/2028
(f)
1,090 1,134
Cincinnati Bell Inc
7.00%, 07/15/2024
(f)
1,230 1,252
8.00%, 10/15/2025
(f)
955 995
CommScope Inc
4.75%, 09/01/2029
(f)
8,625 8,463
6.00%, 03/01/2026
(f)
1,555 1,602
7.13%, 07/01/2028
(f)
425 419
8.25%, 03/01/2027
(f)
2,820 2,873

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Technologies LLC
5.00%, 03/15/2027
(f)
$ 3,540 $ 3,284
6.00%, 06/15/2025
(f)
9,910 9,809
Connect Finco SARL / Connect US Finco LLC
6.75%, 10/01/2026
(f)
9,835 10,204
Consolidated Communications Inc
5.00%, 10/01/2028
(f),(g)
915 924
DKT Finance ApS
9.38%, 06/17/2023
(f)
125 127
Embarq Corp
8.00%, 06/01/2036 1,067 1,179
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(f)
880 894
5.88%, 10/15/2027
(f)
1,550 1,624
6.75%, 05/01/2029
(f)
1,235 1,271
Frontier Florida LLC
6.86%, 02/01/2028 1,340 1,427
GTT Communications Inc
0.00%, 12/31/2024
(d),(f)
15,960 1,875
Hughes Satellite Systems Corp
5.25%, 08/01/2026 1,045 1,166
6.63%, 08/01/2026 715 811
Iliad Holding SAS
6.50%, 10/15/2026
(f)
2,470 2,545
7.00%, 10/15/2028
(f),(g)
4,925 5,075
Intrado Corp
8.50%, 10/15/2025
(f),(g)
1,171 1,153
Koninklijke KPN NV
7.00%, 03/28/2073
(f),(k)
405 428
USD Swap Semi-Annual 10 Year + 5.21%
Level 3 Financing Inc
3.63%, 01/15/2029
(f)
915 866
3.75%, 07/15/2029
(f)
2,180 2,060
4.25%, 07/01/2028
(f)
1,075 1,063
4.63%, 09/15/2027
(f)
825 846
5.25%, 03/15/2026 795 819
Ligado Networks LLC
0.00%, PIK 15.50%; 11/01/2023
(d),(f),(i),(j)
3,562 3,214
LogMeIn Inc
5.50%, 09/01/2027
(f)
710 711
Lumen Technologies Inc
4.00%, 02/15/2027
(f)
1,100 1,106
4.50%, 01/15/2029
(f)
890 860
5.13%, 12/15/2026
(f)
1,050 1,074
5.38%, 06/15/2029
(f)
1,025 1,029
5.63%, 04/01/2025 345 370
6.88%, 01/15/2028 202 225
7.50%, 04/01/2024 1,290 1,416
7.60%, 09/15/2039 422 466
7.65%, 03/15/2042 580 638
Nokia Oyj
4.38%, 06/12/2027 410 441
6.63%, 05/15/2039 573 771
Sprint Capital Corp
6.88%, 11/15/2028 1,987 2,512
8.75%, 03/15/2032 2,623 3,926
Sprint Communications Inc
6.00%, 11/15/2022 2,215 2,324
Sprint Corp
7.13%, 06/15/2024 2,133 2,410
7.63%, 02/15/2025 1,764 2,051
7.63%, 03/01/2026 1,319 1,581
7.88%, 09/15/2023 4,181 4,636
Switch Ltd
3.75%, 09/15/2028
(f)
2,625 2,612
4.13%, 06/15/2029
(f)
2,350 2,362
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Telecom Italia Capital SA
6.00%, 09/30/2034 $ 1,809 $ 2,013
6.38%, 11/15/2033 905 1,038
7.20%, 07/18/2036 972 1,181
7.72%, 06/04/2038 550 701
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
1,555 1,656
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(f)
95 85
6.50%, 10/15/2027
(f)
445 361
T-Mobile USA Inc
2.25%, 02/15/2026 885 889
2.63%, 04/15/2026 2,040 2,071
3.38%, 04/15/2029 2,110 2,168
3.50%, 04/15/2031 2,215 2,292
4.75%, 02/01/2028 1,697 1,790
5.38%, 04/15/2027 731 761
Trilogy International South Pacific LLC / TISP
Finance Inc
8.88%, 05/15/2023
(f),(g)
704 686
United States Cellular Corp
6.70%, 12/15/2033 500 622
VEON Holdings BV
3.38%, 11/25/2027
(f)
1,465 1,469
4.00%, 04/09/2025
(f)
1,230 1,274
Viasat Inc
5.63%, 09/15/2025
(f)
23,646 23,985
5.63%, 04/15/2027
(f)
4,575 4,758
6.50%, 07/15/2028
(f)
6,320 6,636
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(f)
3,815 3,714
4.75%, 07/15/2031
(f)
11,025 11,081
Vodafone Group PLC
3.25%, 06/04/2081
(k)
500 500
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
4.13%, 06/04/2081
(k)
2,230 2,217
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(k)
1,000 1,024
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
7.00%, 04/04/2079
(k)
3,095 3,742
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Escrow LLC / Windstream Escrow
Finance Corp
7.75%, 08/15/2028
(f)
1,935 2,047
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
10,300 10,004
6.13%, 03/01/2028
(f)
13,525 13,200
$ 218,499
Toys, Games & Hobbies - 0.08%
Mattel Inc
3.15%, 03/15/2023 1,000 1,024
3.75%, 04/01/2029
(f)
150 156
5.45%, 11/01/2041 810 956
5.88%, 12/15/2027
(f)
660 709
6.20%, 10/01/2040 195 249
$ 3,094
Transportation - 0.10%
Cargo Aircraft Management Inc
4.75%, 02/01/2028
(f)
545 555
Teekay Corp
9.25%, 11/15/2022
(f)
250 258
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
615 653

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Western Global Airlines LLC
10.38%, 08/15/2025
(f)
$ 215 $ 239
XPO CNW Inc
6.70%, 05/01/2034 942 1,178
XPO Logistics Inc
6.25%, 05/01/2025
(f)
910 959
$ 3,842
Trucking & Leasing - 0.09%
AerCap Global Aviation Trust
6.50%, 06/15/2045
(f),(k)
400 429
3 Month USD LIBOR + 4.30%
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 05/01/2028
(f)
970 972
6.50%, 10/01/2025
(f)
1,160 1,194
9.75%, 08/01/2027
(f)
825 929
$ 3,524
TOTAL BONDS $ 3,149,036
SENIOR FLOATING RATE INTERESTS
- 11.47%
Principal
Amount (000's) Value (000's)
Airlines - 0.20%
AAdvantage Loyalty IP Ltd
5.50%, 03/10/2028
(n)
$ 2,975 $ 3,097
1 Month USD LIBOR + 4.75%
Air Canada
4.25%, 07/27/2028
(n)
850 858
1 Month USD LIBOR + 3.50%
United Airlines Inc
4.50%, 04/21/2028
(n)
3,308 3,353
1 Month USD LIBOR + 3.75%
$ 7,308
Automobile Parts & Equipment - 0.34%
First Brands Group LLC
6.00%, 03/24/2027
(n)
6,452 6,500
1 Month USD LIBOR + 5.00%
9.50%, 03/24/2028
(n)
6,000 6,045
1 Month USD LIBOR + 8.50%
$ 12,545
Building Materials - 0.35%
CP Atlas Buyer Inc
4.25%, 11/23/2027
(n)
1,667 1,656
1 Month USD LIBOR + 3.75%
CP Iris Holdco I Inc
7.50%, 09/15/2029
(n)
5,920 5,861
1 Month USD LIBOR + 7.00%
Generation Brands
7.25%, 06/29/2029
(n)
2,670 2,668
3 Month USD LIBOR + 6.75%
7.25%, 06/29/2029
(n)
2,900 2,897
3 Month USD LIBOR + 6.75%
$ 13,082
Chemicals - 0.36%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(n)
4,040 4,050
1 Month USD LIBOR + 7.75%
Cpc Acquisition Corp
8.50%, 01/12/2029
(n)
9,545 9,533
1 Month USD LIBOR + 7.75%
$ 13,583
Commercial Services - 1.50%
Cast & Crew Payroll LLC
3.83%, 01/16/2026
(n)
1,439 1,435
1 Month USD LIBOR + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
KUEHG Corp
4.75%, 02/21/2025
(n)
$ 9,411 $ 9,313
3 Month USD LIBOR + 3.75%
9.25%, 08/22/2025
(n)
12,738 12,770
3 Month USD LIBOR + 8.25%
Learning Care Group US No 2 Inc
4.25%, 03/13/2025
(n)
11,217 11,069
3 Month USD LIBOR + 3.25%
8.50%, 03/13/2026
(n)
6,500 6,451
3 Month USD LIBOR + 7.50%
PAREXEL International Corp
2.84%, 09/27/2024
(n)
3,011 3,009
3 Month USD LIBOR + 2.75%
Revint Intermediate II LLC
5.75%, 10/15/2027
(n)
4,428 4,450
1 Month USD LIBOR + 4.25%
RLG Holdings LLC
5.00%, 06/30/2028
(n)
2,365 2,365
1 Month USD LIBOR + 4.25%
5.00%, 07/07/2028
(n)
599 599
1 Month USD LIBOR + 4.25%
8.25%, 07/02/2029
(n)
4,310 4,261
1 Month USD LIBOR + 7.50%
$ 55,722
Distribution & Wholesale - 0.10%
Infinite Bidco LLC
7.50%, 02/24/2029
(n)
3,930 3,950
1 Month USD LIBOR + 7.00%
Electronics - 0.44%
Deliver Buyer Inc
5.13%, 05/01/2024
(n)
12,475 12,423
3 Month USD LIBOR + 5.00%
7.25%, 05/01/2024
(n)
3,851 3,861
1 Month USD LIBOR + 6.25%
$ 16,284
Engineering & Construction - 1.28%
Brand Industrial Services Inc
5.25%, 06/21/2024
(n)
14,863 14,724
3 Month USD LIBOR + 4.25%
5.25%, 06/21/2024
(n)
15,931 15,782
3 Month USD LIBOR + 4.25%
KKR Apple Bidco LLC
6.25%, 07/13/2029
(n)
4,012 4,066
3 Month USD LIBOR + 5.75%
6.25%, 07/13/2029
(n)
1,150 1,165
3 Month USD LIBOR + 5.75%
USIC Holdings Inc
4.25%, 05/05/2028
(n)
7,675 7,663
1 Month USD LIBOR + 3.50%
7.25%, 05/07/2029
(n)
4,125 4,172
1 Month USD LIBOR + 6.50%
$ 47,572
Entertainment - 0.19%
NAI Entertainment Holdings LLC
3.50%, 05/08/2025
(n)
3,742 3,664
3 Month USD LIBOR + 2.50%
UFC Holdings LLC
3.50%, 04/29/2026
(n)
3,366 3,345
1 Month USD LIBOR + 2.75%
$ 7,009
Environmental Control - 0.22%
Packers Holdings LLC
4.00%, 03/09/2028
(n)
8,296 8,259
1 Month USD LIBOR + 4.00%

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 1.12%
ATI Holdings Acquisition Inc
3.73%, 05/10/2023
(n)
$ 5,258 $ 4,940
3 Month USD LIBOR + 3.50%
Cano Health LLC
5.25%, 11/19/2027
(n)
4,827 4,827
1 Month USD LIBOR + 4.25%
Eyecare Partners LLC
0.00%, 10/14/2029
(n),(o)
4,500 4,515
1 Month USD LIBOR + 6.75%
0.00%, 10/14/2029
(n),(o)
3,000 3,010
1 Month USD LIBOR + 6.75%
GHX Ultimate Parent Corp
4.25%, 06/28/2024
(n)
571 570
3 Month USD LIBOR + 3.25%
Medical Solutions Holdings Inc
0.00%, 10/05/2029
(n),(o)
5,510 5,482
National Mentor Holdings Inc
4.50%, 02/18/2028
(n)
3,507 3,484
1 Month USD LIBOR + 3.75%
4.50%, 02/18/2028
(n)
111 110
1 Month USD LIBOR + 3.75%
8.00%, 02/16/2029
(n)
3,475 3,479
1 Month USD LIBOR + 7.25%
Sound Inpatient Physicians Holdings LLC
6.83%, 06/26/2026
(n)
6,700 6,692
3 Month USD LIBOR + 6.75%
UWH PLLC
5.00%, 12/18/2027
(n)
4,667 4,668
1 Month USD LIBOR + 4.25%
$ 41,777
Home Builders - 0.20%
Tecta America Corp
5.00%, 04/06/2028
(n)
3,267 3,271
3 Month USD LIBOR + 4.25%
9.25%, 04/06/2029
(n)
4,425 4,403
3 Month USD LIBOR + 8.50%
$ 7,674
Insurance - 1.48%
Asurion LLC
3.34%, 12/18/2026
(n)
8,296 8,209
1 Month USD LIBOR + 3.25%
3.34%, 07/29/2027
(n)
11,263 11,151
1 Month USD LIBOR + 3.25%
5.33%, 01/29/2028
(n)
14,900 14,839
1 Month USD LIBOR + 5.25%
5.34%, 01/15/2029
(n)
8,480 8,439
1 Month USD LIBOR + 5.25%
5.34%, 01/15/2029
(n)
12,525 12,465
1 Month USD LIBOR + 5.25%
$ 55,103
Internet - 0.68%
CNT Holdings I Corp
7.50%, 12/16/2028
(n)
6,029 6,104
1 Month USD LIBOR + 6.75%
MH Sub I LLC
6.34%, 02/12/2029
(n)
8,180 8,285
1 Month USD LIBOR + 6.25%
Ten-X LLC
5.00%, 09/27/2024
(n)
11,009 10,809
3 Month USD LIBOR + 4.00%
$ 25,198
Investment Companies - 0.09%
Zest Acquisition Corp
8.00%, 03/06/2026
(n)
3,226 3,218
3 Month USD LIBOR + 7.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0.62%
Engineered Machinery Holdings Inc
6.75%, 05/21/2029
(n)
$ 17,631 $ 17,719
1 Month USD LIBOR + 6.00%
6.75%, 05/21/2029
(n)
2,000 2,010
1 Month USD LIBOR + 6.00%
7.25%, 05/04/2029
(n)
1,610 1,619
1 Month USD LIBOR + 6.50%
7.25%, 05/04/2029
(n)
1,600 1,609
1 Month USD LIBOR + 6.50%
$ 22,957
Mining - 0.14%
Arctic Canadian Diamond Co Ltd
5.00%, PIK 12.50%, 12/31/2027
(e),(j),(n)
4,840 4,840
1 Month USD LIBOR + 5.00%
6.00%, 12/31/2024
(e),(n)
368 368
1 Month USD LIBOR + 5.00%
$ 5,208
Miscellaneous Manufacturers - 0.01%
Utex Industries
5.25%, PIK 5.75%, 11/03/2025
(j),(n)
604 590
1 Month USD LIBOR + 9.50%
Pharmaceuticals - 0.16%
Pathway Vet Alliance LLC
3.83%, 03/31/2027
(n)
3,142 3,125
1 Month USD LIBOR + 3.75%
PetVet Care Centers LLC
4.25%, 02/14/2025
(n)
2,222 2,218
1 Month USD LIBOR + 3.50%
Southern Veterinary Partners LLC
8.75%, 10/02/2028
(n)
500 501
1 Month USD LIBOR + 7.75%
$ 5,844
Software - 1.63%
Applied Systems Inc
6.25%, 09/19/2025
(n)
18,078 18,284
1 Month USD LIBOR + 5.50%
Ascend Learning LLC
4.00%, 07/12/2024
(n)
3,942 3,937
3 Month USD LIBOR + 3.00%
4.75%, 07/12/2024
(n)
1,683 1,684
1 Month USD LIBOR + 3.75%
Genesys Cloud Services Holdings II LLC
4.75%, 10/08/2027
(n)
9,179 9,197
1 Month USD LIBOR + 4.00%
Loyalty Ventures Inc
0.00%, 10/08/2027
(n),(o)
6,575 6,534
Mitchell International Inc
7.00%, 10/01/2029
(n)
5,150 5,187
1 Month USD LIBOR + 6.50%
Project Sky Merger Sub Inc
6.50%, 08/10/2029
(n)
1,790 1,790
1 Month USD LIBOR + 6.00%
S2P Acquisition Borrower Inc
4.08%, 08/07/2026
(n)
1,446 1,445
3 Month USD LIBOR + 4.00%
Skopima Merger Sub Inc
8.00%, 04/30/2029
(n)
4,920 4,920
1 Month USD LIBOR + 7.50%
Sophia LP
4.40%, 10/07/2027
(n)
2,563 2,564
1 Month USD LIBOR + 3.75%
Sovos Compliance LLC
5.00%, 07/29/2028
(n)
1,769 1,779
1 Month USD LIBOR + 4.50%
UKG Inc
7.50%, 05/03/2027
(n)
3,175 3,228
1 Month USD LIBOR + 6.75%
$ 60,549

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 0.16%
Xplornet Communications Inc
0.00%, 09/30/2029
(n),(o)
$ 6,100 $ 6,070
1 Month USD LIBOR + 7.00%
Transportation - 0.20%
ASP LS Acquisition Corp
8.25%, 04/30/2029
(n)
7,320 7,356
1 Month USD LIBOR + 7.50%
TOTAL SENIOR FLOATING RATE INTERESTS $ 426,858
Total Investments $ 3,720,219
Other Assets and Liabilities -  0.02% 717
TOTAL NET ASSETS - 100.00% $ 3,720,936
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $25,464 or 0.68% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,348,221 or 63.11% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $24,446 or 0.66% of net assets.
(h) Security purchased on a when-issued basis.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(m) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after October 31, 2021, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 18.97%
Consumer, Non-cyclical 16.90%
Communications 13.80%
Financial 12.43%
Industrial 12.29%
Energy 10.71%
Technology 5.19%
Basic Materials 5.02%
Money Market Funds 3.46%
Utilities 1.19%
Diversified 0.02%
Other Assets and Liabilities
0.02%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 145,168 $ 2,179,870 $ 2,199,253 $ 125,785
$ 145,168 $ 2,179,870 $ 2,199,253 $ 125,785
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 $ 4,690 $ 61 0.00%
Real Alloy Holding Inc   11.00%, 11/30/2023 05/31/2018-06/30/2020 4,258 4,258 0.11%
Specialty Steel   11.00%, 11/15/2026 06/04/2021 8,680 8,680 0.23%
SportsNet New York   10.25%, 01/15/2025 12/27/2017 4,068 4,125 0.11%
Total $ 17,124 0.45%
Amounts in thousands.

Schedule of Investments
High Income Fund
October 31, 2021
See accompanying notes.

Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
October 31,
2021
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.37 N/A 5.00% Quarterly 12/20/2026 $ 72,800 $ 6,852 $ (345) $ 6,507
Total $ 6,852 $ (345) $ 6,507
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $72,800.
(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 3 .79 % Shares Held Value (000's)
Money Market Funds - 3 .79%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
877,605 $ 878
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
108,920,198 108,920
$ 109,798
TOTAL INVESTMENT COMPANIES $ 109,798
COMMON STOCKS - 0 .53 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 $ —
Oil & Gas - 0 .49%
EP Energy Corp
(d)
161,700 14,230
Mesquite Energy Inc
(d),(e)
15,341 60
$ 14,290
Retail - 0 .04%
Claire's Holdings LLC
(d)
4,036 1,009
TOTAL COMMON STOCKS $ 15,299
BONDS - 84 .47%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 2 .11%
Bombardier Inc
7.13%, 06/15/2026
(f)
$ 7,890 $ 8,275
7.50%, 03/15/2025
(f)
7,400 7,594
TransDigm Inc
4.88%, 05/01/2029 5,120 5,135
6.25%, 03/15/2026
(f)
12,880 13,444
6.38%, 06/15/2026 5,935 6,135
7.50%, 03/15/2027 3,875 4,064
8.00%, 12/15/2025
(f)
1,065 1,133
Triumph Group Inc
7.75%, 08/15/2025 11,980 12,180
8.88%, 06/01/2024
(f)
2,960 3,260
$ 61,220
Airlines - 0 .62%
American Airlines 2015-1 Class B Pass Through
Trust
3.70%, 11/01/2024 1,326 1,304
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 07/11/2030
(g)
3,135 3,139
American Airlines Inc/AAdvantage Loyalty IP
Ltd
5.75%, 04/20/2029
(f)
1,525 1,641
Hawaiian Brand Intellectual Property Ltd /
HawaiianMiles Loyalty Ltd
5.75%, 01/20/2026
(f)
7,095 7,450
United Airlines 2016-1 Class B Pass Through
Trust
3.65%, 07/07/2027 4,311 4,309
$ 17,843
Apparel - 0 .30%
Wolverine World Wide Inc
4.00%, 08/15/2029
(f)
8,800 8,688
Automobile Manufacturers - 2 .53%
Aston Martin Capital Holdings Ltd
10.50%, 11/30/2025
(f)
6,545 7,204
Ford Motor Co
8.50%, 04/21/2023 6,990 7,665
9.00%, 04/22/2025 15,580 18,735
9.63%, 04/22/2030 1,225 1,765
Ford Motor Credit Co LLC
2.70%, 08/10/2026 2,425 2,422
3.38%, 11/13/2025 7,735 7,948
4.39%, 01/08/2026 10,460 11,192
4.54%, 08/01/2026 9,495 10,224
5.13%, 06/16/2025 2,955 3,206
Mclaren Finance PLC
7.50%, 08/01/2026
(f)
2,990 2,982
$ 73,343
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 1 .57%
American Axle & Manufacturing Inc
6.25%, 03/15/2026
(h)
$ 5,205 $ 5,348
6.88%, 07/01/2028
(h)
7,835 8,322
Dana Inc
4.25%, 09/01/2030 845 855
5.38%, 11/15/2027 8,700 9,113
5.63%, 06/15/2028 5,040 5,330
Tenneco Inc
5.00%, 07/15/2026
(h)
890 868
5.13%, 04/15/2029
(f)
6,535 6,478
7.88%, 01/15/2029
(f)
8,260 9,034
$ 45,348
Banks - 1 .64%
Barclays PLC
5.09%, 06/20/2030
(i)
6,395 7,335
3 Month USD LIBOR + 3.05%
7.75%, 09/15/2023
(i),(j),(k)
6,795 7,380
USD Swap Semi-Annual 5 Year + 4.84%
CIT Group Inc
5.80%, 06/15/2022
(h),(i),(j)
7,324 7,452
3 Month USD LIBOR + 3.97%
Deutsche Bank AG
4.30%, 05/24/2028
(i)
7,350 7,615
USD Swap Semi-Annual 5 Year + 2.25%
6.00%, 10/30/2025
(i),(j),(k)
7,955 8,313
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.52%
JPMorgan Chase & Co
4.60%, 02/01/2025
(i),(j)
7,215 7,380
Secured Overnight Financing Rate + 3.13%
Popular Inc
6.13%, 09/14/2023 1,793 1,914
$ 47,389
Building Materials - 1 .96%
Builders FirstSource Inc
5.00%, 03/01/2030
(f)
4,065 4,294
6.75%, 06/01/2027
(f)
5,547 5,845
Griffon Corp
5.75%, 03/01/2028 12,075 12,618
Patrick Industries Inc
4.75%, 05/01/2029
(f)
6,525 6,476
7.50%, 10/15/2027
(f)
5,475 5,865
SRM Escrow Issuer LLC
6.00%, 11/01/2028
(f)
20,925 21,762
$ 56,860
Chemicals - 2 .21%
CF Industries Inc
4.95%, 06/01/2043 3,860 4,695
5.15%, 03/15/2034 4,610 5,599
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
9,625 9,578
6.50%, 05/15/2026
(f)
10,520 10,914
Element Solutions Inc
3.88%, 09/01/2028
(f)
11,343 11,333
Olympus Water US Holding Corp
6.25%, 10/01/2029
(f)
13,345 13,312
Tronox Inc
4.63%, 03/15/2029
(f)
8,735 8,563
$ 63,994
Commercial Services - 2 .59%
ADT Security Corp/The
4.13%, 08/01/2029
(f)
4,565 4,499
Ahern Rentals Inc
7.38%, 05/15/2023
(f)
8,064 7,701
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
2,300 2,321

Schedule of Investments
High Yield Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Albion Financing 2SARL
8.75%, 04/15/2027
(f)
$ 8,965 $ 8,991
Garda World Security Corp
6.00%, 06/01/2029
(f)
3,205 3,125
9.50%, 11/01/2027
(f)
7,486 8,066
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(f)
3,240 3,104
6.25%, 01/15/2028
(f)
11,260 11,541
United Rentals North America Inc
3.88%, 02/15/2031 5,775 5,818
4.88%, 01/15/2028 2,815 2,971
5.25%, 01/15/2030 2,595 2,809
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
13,630 14,090
$ 75,036
Computers - 0 .86%
Austin BidCo Inc
7.13%, 12/15/2028
(f)
4,042 4,173
NCR Corp
5.13%, 04/15/2029
(f)
20,185 20,641
$ 24,814
Consumer Products - 0 .46%
ACCO Brands Corp
4.25%, 03/15/2029
(f)
13,355 13,205
Distribution & Wholesale - 0 .65%
Avient Corp
5.75%, 05/15/2025
(f)
11,475 11,991
H&E Equipment Services Inc
3.88%, 12/15/2028
(f)
6,805 6,754
$ 18,745
Diversified Financial Services - 3 .21%
AerCap Holdings NV
5.88%, 10/10/2079
(h),(i)
11,870 12,384
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.54%
Coinbase Global Inc
3.63%, 10/01/2031
(f)
7,405 7,053
Credit Acceptance Corp
5.13%, 12/31/2024
(f)
7,605 7,776
6.63%, 03/15/2026 5,245 5,461
Global Aircraft Leasing Co Ltd
6.50%, PIK 7.25%; 09/15/2024
(f),(l),(m)
9,132 8,866
LD Holdings Group LLC
6.13%, 04/01/2028
(f)
8,625 7,903
LPL Holdings Inc
4.00%, 03/15/2029
(f)
13,725 14,000
OneMain Finance Corp
4.00%, 09/15/2030 6,460 6,274
6.63%, 01/15/2028 2,730 3,064
6.88%, 03/15/2025 11,790 13,161
7.13%, 03/15/2026 3,140 3,564
8.88%, 06/01/2025 3,095 3,346
$ 92,852
Electric - 1 .45%
Clearway Energy Operating LLC
4.75%, 03/15/2028
(f)
11,195 11,844
Elwood Energy LLC
8.16%, 07/05/2026 3,699 3,921
NextEra Energy Operating Partners LP
4.25%, 07/15/2024
(f)
7,190 7,612
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(f)
7,160 7,411
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
11,405 11,291
$ 42,079
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electrical Components & Equipment - 0 .28%
WESCO Distribution Inc
7.13%, 06/15/2025
(f)
$ 1,235 $ 1,309
7.25%, 06/15/2028
(f)
6,165 6,800
$ 8,109
Electronics - 1 .01%
Imola Merger Corp
4.75%, 05/15/2029
(f)
6,410 6,586
Sensata Technologies BV
4.00%, 04/15/2029
(f)
11,665 11,848
5.00%, 10/01/2025
(f)
6,405 7,016
Sensata Technologies Inc
3.75%, 02/15/2031
(f)
1,290 1,272
4.38%, 02/15/2030
(f)
2,440 2,575
$ 29,297
Engineering & Construction - 0 .95%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
11,957 12,256
MasTec Inc
4.50%, 08/15/2028
(f)
15,010 15,385
$ 27,641
Entertainment - 3 .62%
Boyne USA Inc
4.75%, 05/15/2029
(f)
10,030 10,256
Caesars Entertainment Inc
6.25%, 07/01/2025
(f)
3,215 3,382
8.13%, 07/01/2027
(f)
17,850 19,993
CCM Merger Inc
6.38%, 05/01/2026
(f)
10,835 11,350
International Game Technology PLC
5.25%, 01/15/2029
(f)
6,590 6,928
6.25%, 01/15/2027
(f)
2,030 2,284
6.50%, 02/15/2025
(f)
7,815 8,674
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(f)
16,565 16,938
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc
8.50%, 11/15/2027
(f)
10,800 11,522
Scientific Games International Inc
8.63%, 07/01/2025
(f)
12,595 13,592
$ 104,919
Environmental Control - 0 .33%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
9,725 9,675
Food - 5 .04%
Albertsons Cos Inc / Safeway Inc / New
Albertsons LP / Albertsons LLC
4.63%, 01/15/2027
(f)
18,280 19,131
5.88%, 02/15/2028
(f)
905 961
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(f)
7,450 7,618
7.50%, 04/15/2025
(f)
5,786 6,010
Fresh Market Inc/The
9.75%, 05/01/2023
(f)
14,575 14,976
JBS Finance Luxembourg Sarl
3.63%, 01/15/2032
(f)
15,275 15,082
Kraft Heinz Foods Co
3.75%, 04/01/2030 11,550 12,554
4.25%, 03/01/2031 12,220 13,802
4.38%, 06/01/2046 12,625 14,737
Pilgrim's Pride Corp
3.50%, 03/01/2032
(f)
3,000 3,007
4.25%, 04/15/2031
(f)
15,290 16,131
Post Holdings Inc
4.50%, 09/15/2031
(f)
155 152
4.63%, 04/15/2030
(f)
21,739 21,848
$ 146,009

Schedule of Investments
High Yield Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0 .46%
Mercer International Inc
5.13%, 02/01/2029 $ 7,975 $ 7,929
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(f)
4,886 5,338
$ 13,267
Healthcare - Services - 5 .00%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
10,020 10,220
AHP Health Partners Inc
5.75%, 07/15/2029
(f)
9,310 9,357
Centene Corp
2.50%, 03/01/2031 7,735 7,542
3.00%, 10/15/2030 1,820 1,850
3.38%, 02/15/2030 18,595 19,083
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(f)
17,110 18,008
8.00%, 12/15/2027
(f)
2,658 2,881
DaVita Inc
4.63%, 06/01/2030
(f)
14,655 14,728
HCA Inc
3.50%, 09/01/2030 21,415 22,521
LifePoint Health Inc
5.38%, 01/15/2029
(f)
10,370 10,163
Molina Healthcare Inc
4.38%, 06/15/2028
(f),(h)
7,065 7,312
Tenet Healthcare Corp
6.13%, 10/01/2028
(f)
16,840 17,681
6.25%, 02/01/2027
(f)
1,175 1,220
7.50%, 04/01/2025
(f)
2,115 2,244
$ 144,810
Home Builders - 1 .54%
Century Communities Inc
3.88%, 08/15/2029
(f)
10,370 10,334
Empire Communities Corp
7.00%, 12/15/2025
(f)
6,240 6,458
Forestar Group Inc
3.85%, 05/15/2026
(f)
4,390 4,390
5.00%, 03/01/2028
(f)
8,370 8,590
M/I Homes Inc
3.95%, 02/15/2030
(f)
8,655 8,547
Picasso Finance Sub Inc
6.13%, 06/15/2025
(f)
3,890 4,094
Williams Scotsman International Inc
4.63%, 08/15/2028
(f)
2,180 2,254
$ 44,667
Insurance - 1 .65%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
5,275 5,090
AssuredPartners Inc
7.00%, 08/15/2025
(f)
6,800 6,893
Voya Financial Inc
5.65%, 05/15/2053
(i)
34,307 35,937
3 Month USD LIBOR + 3.58%
$ 47,920
Internet - 0 .66%
Netflix Inc
4.38%, 11/15/2026 14,505 16,137
5.38%, 11/15/2029
(f)
2,440 2,943
$ 19,080
Investment Companies - 0 .50%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
13,848 14,402
Iron & Steel - 1 .40%
Allegheny Technologies Inc
5.13%, 10/01/2031 3,645 3,631
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Iron & Steel (continued)
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(f)
$ 10,575 $ 10,958
6.75%, 03/15/2026
(f)
925 985
Commercial Metals Co
4.88%, 05/15/2023 9,523 9,883
TMS International Corp/DE
6.25%, 04/15/2029
(f)
6,490 6,701
United States Steel Corp
6.88%, 03/01/2029
(h)
7,730 8,271
$ 40,429
Leisure Products & Services - 1 .78%
Carnival Corp
6.00%, 05/01/2029
(f),(g)
14,240 14,231
Life Time Inc
5.75%, 01/15/2026
(f)
11,645 11,955
NCL Corp Ltd
10.25%, 02/01/2026
(f)
1,480 1,700
12.25%, 05/15/2024
(f)
10,020 11,820
Viking Cruises Ltd
13.00%, 05/15/2025
(f)
1,600 1,832
VOC Escrow Ltd
5.00%, 02/15/2028
(f)
10,010 9,935
$ 51,473
Machinery - Diversified - 0 .35%
Maxim Crane Works Holdings Capital LLC
10.13%, 08/01/2024
(f)
9,796 10,078
Media - 6 .85%
AMC Networks Inc
4.75%, 08/01/2025 14,650 15,016
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
7,630 7,766
4.75%, 03/01/2030
(f)
17,645 18,219
5.38%, 06/01/2029
(f)
9,270 9,961
CSC Holdings LLC
5.50%, 04/15/2027
(f)
3,195 3,299
6.50%, 02/01/2029
(f)
16,060 17,224
Diamond Sports Group LLC / Diamond Sports
Finance Co
5.38%, 08/15/2026
(f),(h)
5,160 2,915
DIRECTV Holdings LLC / DIRECTV Financing
Co Inc
5.88%, 08/15/2027
(f)
2,090 2,167
DISH DBS Corp
5.13%, 06/01/2029 2,385 2,296
5.88%, 11/15/2024 10,285 10,954
7.38%, 07/01/2028 11,460 12,047
Gray Escrow II Inc
5.38%, 11/15/2031
(f),(g)
9,525 9,620
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f)
7,345 7,400
6.75%, 10/15/2027
(f)
9,580 10,059
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(f)
2,140 2,174
6.50%, 09/15/2028
(f)
4,695 4,695
Scripps Escrow II Inc
5.38%, 01/15/2031
(f)
9,840 9,631
Sirius XM Radio Inc
4.00%, 07/15/2028
(f)
13,450 13,547
4.13%, 07/01/2030
(f)
2,940 2,927
UPC Holding BV
5.50%, 01/15/2028
(f)
15,110 15,639
Ziggo Bond Co BV
6.00%, 01/15/2027
(f)
13,915 14,367
Ziggo BV
5.50%, 01/15/2027
(f)
6,495 6,657
$ 198,580

Schedule of Investments
High Yield Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining - 3 .56%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(f)
$ 10,465 $ 10
Copper Mountain Mining Corp
8.00%, 04/09/2026
(f)
9,408 9,808
First Quantum Minerals Ltd
6.88%, 10/15/2027
(f)
3,750 4,003
7.25%, 04/01/2023
(f)
3,185 3,243
7.50%, 04/01/2025
(f)
9,070 9,387
Freeport-McMoRan Inc
4.25%, 03/01/2030 10,955 11,558
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
4,270 4,259
6.13%, 04/01/2029
(f)
7,295 7,678
IAMGOLD Corp
5.75%, 10/15/2028
(f)
8,648 8,486
New Gold Inc
7.50%, 07/15/2027
(f)
12,105 13,073
Novelis Corp
4.75%, 01/30/2030
(f)
13,640 14,186
Taseko Mines Ltd
7.00%, 02/15/2026
(f)
16,905 17,476
$ 103,167
Oil & Gas - 6 .80%
Aethon United BR LP / Aethon United Finance
Corp
8.25%, 02/15/2026
(f)
18,490 19,862
Antero Resources Corp
5.00%, 03/01/2025
(h)
3,382 3,450
7.63%, 02/01/2029
(f)
6,930 7,675
8.38%, 07/15/2026
(f)
2,641 2,971
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
7.00%, 11/01/2026
(f)
12,255 12,653
Comstock Resources Inc
5.88%, 01/15/2030
(f)
5,950 6,187
6.75%, 03/01/2029
(f)
6,780 7,288
7.50%, 05/15/2025
(f),(h)
1,978 2,052
Continental Resources Inc/OK
5.75%, 01/15/2031
(f)
7,635 9,143
CrownRock LP / CrownRock Finance Inc
5.00%, 05/01/2029
(f)
2,790 2,874
5.63%, 10/15/2025
(f)
11,600 11,861
Endeavor Energy Resources LP / EER Finance
Inc
6.63%, 07/15/2025
(f)
5,520 5,821
ESC GCB Unit - Escrow
0.00%, 05/15/2021
(d),(e)
8,600 —
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(f)
3,985 4,045
6.00%, 02/01/2031
(f)
4,530 4,649
MEG Energy Corp
7.13%, 02/01/2027
(f)
13,920 14,616
Mesquite Energy Corp - Escrow
0.00%, 02/15/2023
(d)
4,268 128
Oasis Petroleum Inc
6.38%, 06/01/2026
(f)
5,400 5,711
Occidental Petroleum Corp
3.40%, 04/15/2026 9,415 9,607
4.40%, 04/15/2046 6,585 6,662
5.55%, 03/15/2026 14,105 15,568
6.13%, 01/01/2031 7,015 8,400
6.63%, 09/01/2030 7,720 9,447
Shelf Drilling Holdings Ltd
8.88%, 11/15/2024
(f)
3,855 3,990
Southwestern Energy Co
7.75%, 10/01/2027 20,695 22,221
$ 196,881
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers - 2 .39%
Ardagh Packaging Finance PLC / Ardagh
Holdings USA Inc
4.13%, 08/15/2026
(f)
$ 5,015 $ 5,115
5.25%, 08/15/2027
(f)
4,725 4,713
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(f)
13,810 14,449
Crown Americas LLC / Crown Americas Capital
Corp VI
4.75%, 02/01/2026 5,490 5,656
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 13,099 16,112
Flex Acquisition Co Inc
6.88%, 01/15/2025
(f)
6,090 6,151
7.88%, 07/15/2026
(f)
5,705 5,956
LABL Inc
5.88%, 11/01/2028
(f)
1,525 1,534
8.25%, 11/01/2029
(f)
3,985 3,916
Mauser Packaging Solutions Holding Co
7.25%, 04/15/2025
(f)
5,925 5,737
$ 69,339
Pharmaceuticals - 0 .82%
180 Medical Inc
3.88%, 10/15/2029
(f)
4,420 4,445
Bausch Health Americas Inc
8.50%, 01/31/2027
(f)
12,710 13,489
Jazz Securities DAC
4.38%, 01/15/2029
(f)
5,720 5,877
$ 23,811
Pipelines - 5 .08%
Antero Midstream Partners LP / Antero
Midstream Finance Corp
5.38%, 06/15/2029
(f)
5,840 6,102
5.75%, 03/01/2027
(f)
9,965 10,289
Buckeye Partners LP
3.95%, 12/01/2026 6,905 7,079
4.13%, 12/01/2027 9,680 9,753
CNX Midstream Partners LP
4.75%, 04/15/2030
(f)
14,595 14,613
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp
5.63%, 05/01/2027
(f)
14,640 14,988
EnLink Midstream LLC
5.63%, 01/15/2028
(f)
12,835 13,609
Harvest Midstream I LP
7.50%, 09/01/2028
(f)
6,140 6,447
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
11,660 11,660
5.63%, 02/15/2026
(f)
3,080 3,192
NuStar Logistics LP
5.63%, 04/28/2027 10,009 10,497
6.00%, 06/01/2026 2,835 3,012
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 12/31/2030
(f)
7,145 7,147
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.88%, 04/15/2026 4,317 4,507
6.50%, 07/15/2027 9,712 10,404
Western Midstream Operating LP
5.30%, 02/01/2030 12,762 13,990
$ 147,289
REITs - 2 .05%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
6,710 6,651
3.75%, 09/15/2030
(f)
2,360 2,345
6.00%, 04/15/2025
(f)
4,920 5,124

Schedule of Investments
High Yield Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
$ 10,830 $ 10,911
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
735 744
5.88%, 10/01/2028
(f)
3,590 3,752
7.50%, 06/01/2025
(f)
4,180 4,442
VICI Properties LP / VICI Note Co Inc
4.13%, 08/15/2030
(f)
7,490 7,864
4.63%, 12/01/2029
(f)
5,765 6,151
XHR LP
4.88%, 06/01/2029
(f)
11,133 11,422
$ 59,406
Retail - 4 .44%
Academy Ltd
6.00%, 11/15/2027
(f)
11,065 11,784
Ambience Merger Sub Inc
4.88%, 07/15/2028
(f)
4,270 4,192
Bath & Body Works Inc
5.25%, 02/01/2028 11,165 12,036
6.63%, 10/01/2030
(f)
3,730 4,173
9.38%, 07/01/2025
(f)
2,499 3,099
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(f),(l),(m)
4,875 4,649
Dave & Buster's Inc
7.63%, 11/01/2025
(f)
12,399 13,315
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(f)
CAD 14,930 12,033
Gap Inc/The
3.63%, 10/01/2029
(f)
$ 6,255 6,130
Golden Nugget Inc
6.75%, 10/15/2024
(f)
3,630 3,639
IRB Holding Corp
6.75%, 02/15/2026
(f)
3,635 3,717
7.00%, 06/15/2025
(f)
6,015 6,353
LBM Acquisition LLC
6.25%, 01/15/2029
(f)
1,905 1,850
LSF9 Atlantis Holdings LLC / Victra Finance
Corp
7.75%, 02/15/2026
(f)
13,245 13,425
Park River Holdings Inc
5.63%, 02/01/2029
(f)
15,135 14,113
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(f)
11,370 11,683
7.75%, 02/15/2029
(f)
2,250 2,432
$ 128,623
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 1
0.00%, 01/15/2015
(d),(e)
2,000 —
$ 1
Software - 0 .63%
Open Text Corp
3.88%, 02/15/2028
(f)
11,250 11,334
5.88%, 06/01/2026
(f)
6,635 6,851
$ 18,185
Telecommunications - 3 .45%
Altice France Holding SA
10.50%, 05/15/2027
(f)
7,205 7,808
Altice France SA/France
5.50%, 01/15/2028
(f)
3,595 3,604
8.13%, 02/01/2027
(f)
6,375 6,853
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope Inc
7.13%, 07/01/2028
(f)
$ 745 $ 735
8.25%, 03/01/2027
(f)
20,265 20,649
Iliad Holding SAS
6.50%, 10/15/2026
(f)
3,000 3,091
Level 3 Financing Inc
3.63%, 01/15/2029
(f)
4,870 4,608
4.25%, 07/01/2028
(f)
5,660 5,596
Sprint Corp
7.63%, 03/01/2026 6,610 7,925
Telecom Italia Capital SA
6.38%, 11/15/2033 3,120 3,579
Telecom Italia SpA/Milano
5.30%, 05/30/2024
(f)
13,065 13,914
T-Mobile USA Inc
2.63%, 02/15/2029 7,580 7,514
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
7,260 7,208
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
7,110 6,905
$ 99,989
Textiles - 0 .25%
Eagle Intermediate Global Holding BV/Ruyi US
Finance LLC
7.50%, 05/01/2025
(f)
7,500 7,200
Transportation - 1 .42%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
18,905 1,323
Navios Maritime Holdings Inc / Navios Maritime
Finance II US Inc
7.38%, 01/15/2022
(f)
7,000 6,852
11.25%, 08/15/2022
(f)
2,702 2,675
Navios South American Logistics Inc / Navios
Logistics Finance US Inc
10.75%, 07/01/2025
(f)
6,805 7,316
Watco Cos LLC / Watco Finance Corp
6.50%, 06/15/2027
(f)
11,147 11,844
XPO Logistics Inc
6.25%, 05/01/2025
(f)
10,610 11,177
$ 41,187
TOTAL BONDS $ 2,446,850
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNY 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 12 .43%
Principal
Amount (000's) Value (000's)
Airlines - 1 .49%
AAdvantage Loyalty IP Ltd
5.50%, 03/10/2028
(n)
$ 18,790 $ 19,559
1 Month USD LIBOR + 4.75%
Mileage Plus Holdings LLC
6.25%, 06/21/2027
(n)
10,000 10,644
1 Month USD LIBOR + 5.25%
United Airlines Inc
4.50%, 04/14/2028
(n)
12,900 13,073
1 Month USD LIBOR + 3.75%
$ 43,276

Schedule of Investments
High Yield Fund
October 31, 2021
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0 .85%
Aruba Investments Holdings LLC
8.50%, 10/27/2028
(n)
$ 15,000 $ 15,038
1 Month USD LIBOR + 7.75%
Geon Performance Solutions LLC
5.50%, 08/10/2028
(n)
9,500 9,583
1 Month USD LIBOR + 4.75%
$ 24,621
Commercial Services - 0 .21%
Garda World Security Corp
4.34%, 10/30/2026
(n)
2,899 2,901
1 Month USD LIBOR + 4.25%
Prime Security Services Borrower LLC
3.50%, 09/23/2026
(n)
3,127 3,121
1 Month USD LIBOR + 2.75%
$ 6,022
Computers - 0 .14%
Virtusa Corp
4.50%, 02/11/2028
(n)
3,982 3,999
1 Month USD LIBOR + 3.75%
Consumer Products - 0 .51%
Kronos Acquisition Holdings Inc
4.25%, 12/22/2026
(n)
15,096 14,630
1 Month USD LIBOR + 3.75%
Diversified Financial Services - 0 .35%
Russell Investments US Institutional Holdco Inc
4.50%, 06/02/2025
(n)
10,163 10,198
1 Month USD LIBOR + 3.50%
Electronics - 0 .10%
Ingram Micro Inc
4.00%, 06/30/2028
(n)
2,793 2,799
1 Month USD LIBOR + 3.50%
Entertainment - 0 .48%
CCM Merger Inc
4.50%, 10/29/2025
(n)
286 286
1 Month USD LIBOR + 3.75%
Enterprise Development Authority/The
5.00%, 02/18/2028
(n)
13,007 13,022
1 Month USD LIBOR + 4.25%
Landry's Finance Acquisition Co
13.00%, 10/06/2023
(n)
500 537
1 Month USD LIBOR + 12.00%
$ 13,845
Environmental Control - 0 .12%
Madison IAQ LLC
3.75%, 06/21/2028
(n)
3,431 3,423
1 Month USD LIBOR + 3.25%
Food - 0 .50%
Bellring Brands LLC
4.75%, 10/21/2024
(n)
14,408 14,454
1 Month USD LIBOR + 4.00%
Forest Products & Paper - 0 .40%
Pixelle Specialty Solutions LLC
7.50%, 10/31/2024
(n)
11,756 11,722
1 Month USD LIBOR + 6.50%
Healthcare - Products - 0 .21%
Mozart Borrower LP
0.00%, 09/30/2028
(n),(o)
6,105 6,111
1 Month USD LIBOR + 3.25%
Healthcare - Services - 0 .27%
LifePoint Health Inc
3.84%, 11/16/2025
(n)
7,980 7,957
1 Month USD LIBOR + 3.75%
Insurance - 1 .38%
Acrisure LLC
3.63%, 02/15/2027
(n)
10,116 9,974
1 Month USD LIBOR + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
AssuredPartners Inc
4.00%, 02/12/2027
(n)
$ 8,080 $ 8,052
1 Month USD LIBOR + 3.50%
Asurion LLC
5.34%, 01/29/2028
(n)
22,161 22,070
1 Month USD LIBOR + 5.25%
$ 40,096
Iron & Steel - 0 .26%
TMS International Corp/DE
3.74%, 08/14/2024
(n)
7,444 7,416
1 Month USD LIBOR + 2.75%
Lodging - 0 .44%
Golden Nugget LLC
3.25%, 10/04/2023
(n)
12,846 12,775
1 Month USD LIBOR + 2.50%
Media - 1 .25%
Directv Financing LLC
5.75%, 07/22/2027
(n)
19,340 19,349
1 Month USD LIBOR + 5.00%
Radiate Holdco LLC
0.00%, 09/25/2026
(n),(o)
8,000 7,977
1 Month USD LIBOR + 3.25%
4.25%, 09/25/2026
(n)
3,684 3,673
1 Month USD LIBOR + 3.50%
UPC Financing Partnership
3.09%, 01/31/2029
(n)
5,250 5,225
1 Month USD LIBOR + 3.00%
$ 36,224
Oil & Gas - 0 .08%
Ascent Resources Utica Holdings LLC
10.00%, 11/01/2025
(n)
2,004 2,187
1 Month USD LIBOR + 9.00%
Packaging & Containers - 0 .81%
LABL Inc
0.00%, 10/22/2028
(n),(o)
5,445 5,408
1 Month USD LIBOR + 5.00%
Mauser Packaging Solutions Holding Co
3.34%, 04/03/2024
(n)
5,352 5,205
3 Month USD LIBOR + 8.50%
Valcour Packaging LLC
4.25%, 09/30/2028
(n)
5,690 5,690
1 Month USD LIBOR + 3.75%
7.50%, 09/30/2029
(n)
7,205 7,205
1 Month USD LIBOR + 7.00%
$ 23,508
Pharmaceuticals - 1 .27%
Bausch Health Americas Inc
2.84%, 11/14/2025
(n)
4,938 4,922
3 Month USD LIBOR + 8.75%
3.09%, 05/19/2025
(n)
14,621 14,584
3 Month USD LIBOR + 7.50%
Endo Luxembourg Finance Co I Sarl
5.75%, 03/27/2028
(n)
11,498 11,195
1 Month USD LIBOR + 5.00%
Jazz Financing Lux Sarl
4.00%, 04/21/2028
(n)
5,960 5,967
1 Month USD LIBOR + 3.50%
$ 36,668
Pipelines - 0 .20%
Buckeye Partners LP
2.33%, 11/01/2026
(n)
5,955 5,924
1 Month USD LIBOR + 2.25%
Retail - 1 .11%
Academy Ltd
4.50%, 11/05/2027
(n)
3,457 3,461
1 Month USD LIBOR + 3.75%

Schedule of Investments
High Yield Fund
October 31, 2021
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
At Home Group Inc
4.75%, 06/24/2028
(n)
$ 6,690 $ 6,659
1 Month USD LIBOR + 4.25%
IRB Holding Corp
4.25%, 11/19/2027
(n)
15,597 15,586
1 Month USD LIBOR + 3.25%
LBM Acquisition LLC
4.50%, 12/09/2027
(n)
6,638 6,544
1 Month USD LIBOR + 3.75%
$ 32,250
TOTAL SENIOR FLOATING RATE INTERESTS $ 360,105
Total Investments $ 2,932,052
Other Assets and Liabilities -  (1.22)% (35,366)
TOTAL NET ASSETS - 100.00% $ 2,896,686
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,058 or
0.24% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,769,898 or 61.10% of net assets.
(g) Security purchased on a when-issued basis.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $6,707 or 0.23% of net assets.
(i) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(k) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $15,693 or 0.54% of net assets.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after October 31, 2021, at which time the interest rate will be determined.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 20 .86%
Consumer, Non-cyclical 16 .88%
Energy 12 .65%
Communications 12 .21%
Industrial 11 .83%
Financial 10 .78%
Basic Materials 9 .14%
Money Market Funds 3 .79%
Technology 1 .63%
Utilities 1 .45%
Other Assets and Liabilities
( 1 .22 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 91,815 $ 1,282,882 $ 1,265,777 $ 108,920
$ 91,815 $ 1,282,882 $ 1,265,777 $ 108,920
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
RBC Dominon Securities Corp 11/19/2021 $ 12,267 CAD 15,272 $ — $ (75)
Total $ — $ (75)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 0.32% Shares Held Value (000's)
Money Market Funds - 0.32%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
4,854,846 $ 4,855
TOTAL INVESTMENT COMPANIES $ 4,855
BONDS - 1.88%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 0.00%
Commercial Mortgage Trust 2007-GG9
0.63%, 03/10/2039
(d),(e),(f)
$ 259 $ —
Ginnie Mae
1.59%, 03/16/2047
(d),(e)
80 1
ML-CFC Commercial Mortgage Trust 2006-3
0.76%, 07/12/2046
(d),(e),(f)
54 —
$ 1
Home Equity Asset Backed Securities - 0.00%
Option One Mortgage Loan Trust 2005-1
1.59%, 02/25/2035 23 21
1.00 x 1 Month USD LIBOR + 1.50%
Mortgage Backed Securities - 0.06%
Alternative Loan Trust 2006-OA6
0.61%, 07/25/2046 2 2
1.00 x 1 Month USD LIBOR + 0.52%
Chase Mortgage Finance Trust Series 2007-A2
2.28%, 06/25/2035
(e)
14 13
Fannie Mae REMIC Trust 2004-W5
0.54%, 02/25/2047 15 15
1.00 x 1 Month USD LIBOR + 0.45%
Fannie Mae REMIC Trust 2005-W2
0.29%, 05/25/2035 3 3
1.00 x 1 Month USD LIBOR + 0.20%
Impac CMB Trust Series 2004-5
2.41%, 10/25/2034 5 4
1.00 x 1 Month USD LIBOR + 2.33%
Impac CMB Trust Series 2004-6
1.07%, 10/25/2034 4 4
1.00 x 1 Month USD LIBOR + 0.98%
Impac CMB Trust Series 2005-1
0.71%, 04/25/2035 41 41
1.00 x 1 Month USD LIBOR + 0.62%
Impac CMB Trust Series 2005-5
0.85%, 08/25/2035 8 8
1.00 x 1 Month USD LIBOR + 0.51%
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
0.30%, 04/25/2037 1,536 808
1.00 x 1 Month USD LIBOR + 0.21%
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
0.83%, 01/25/2045 20 20
1.00 x 1 Month USD LIBOR + 0.74%
$ 918
Oil & Gas - 0.03%
SA Global Sukuk Ltd
2.69%, 06/17/2031
(f)
450 451
Other Asset Backed Securities - 0.00%
Argent Securities Trust 2006-W3
0.33%, 04/25/2036 25 11
1.00 x 1 Month USD LIBOR + 0.24%
Countrywide Asset-Backed Certificates
1.21%, 12/25/2032 10 10
1.00 x 1 Month USD LIBOR + 1.13%
Fannie Mae REMIC Trust 2003-W16
0.39%, 11/25/2033 1 —
1.00 x 1 Month USD LIBOR + 0.15%
Long Beach Mortgage Loan Trust 2004-2
0.88%, 06/25/2034 23 23
1.00 x 1 Month USD LIBOR + 0.80%
$ 44
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 1.79%
Chile Government International Bond
2.55%, 07/27/2033 $ 1,705 $ 1,646
Colombia Government International Bond
3.00%, 01/30/2030 2,325 2,192
3.25%, 04/22/2032 730 681
Mexico Government International Bond
1.45%, 10/25/2033 EUR 1,230 1,317
2.13%, 10/25/2051 421 404
New Zealand Government Bond
1.75%, 05/15/2041 NZD 2,176 1,291
New Zealand Government Inflation Linked Bond
2.00%, 09/20/2025 19,073 14,785
2.50%, 09/20/2040 1,738 1,584
Panama Government International Bond
4.50%, 04/01/2056 $ 1,115 1,223
Romanian Government International Bond
3.62%, 05/26/2030 EUR 1,365 1,739
$ 26,862
TOTAL BONDS $ 28,297
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 97.71%
Principal
Amount (000's) Value (000's)
U.S. Treasury - 1.21%
1.75%, 08/15/2041 $ 18,920 $ 18,213
U.S. Treasury Inflation-Indexed Obligations - 96.50%
0.13%, 01/15/2023 60,182 62,491
0.13%, 07/15/2024 54,259 58,172
0.13%, 10/15/2024 34,233 36,781
0.13%, 04/15/2025 27,102 29,205
0.13%, 10/15/2025 23,744 25,798
0.13%, 04/15/2026 22,949 24,983
0.13%, 07/15/2026 40,352 44,210
0.13%, 10/15/2026 11,208 12,280
0.13%, 01/15/2030
(g)
39,278 43,485
0.13%, 07/15/2030 46,195 51,398
0.13%, 01/15/2031 43,975 48,770
0.13%, 07/15/2031 40,496 45,074
0.13%, 02/15/2051 19,796 22,474
0.25%, 01/15/2025 52,751 56,907
0.25%, 07/15/2029 23,160 25,938
0.25%, 02/15/2050 17,802 20,724
0.38%, 07/15/2023 56,794 60,101
0.38%, 07/15/2025 55,738 61,053
0.38%, 01/15/2027 26,134 28,982
0.38%, 07/15/2027
(g)
46,406 51,868
0.50%, 04/15/2024 40,437 43,367
0.50%, 01/15/2028 41,072 46,184
0.63%, 04/15/2023 42,570 44,764
0.63%, 01/15/2024 50,803 54,386
0.63%, 01/15/2026 17,282 19,144
0.63%, 02/15/2043 18,021 21,902
0.75%, 07/15/2028
(g)
45,057 51,808
0.75%, 02/15/2042 23,404 29,067
0.75%, 02/15/2045
(h)
25,725 32,295
0.88%, 01/15/2029 39,694 46,077
0.88%, 02/15/2047 10,744 14,111
1.00%, 02/15/2046 14,739 19,619
1.00%, 02/15/2048 14,511 19,740
1.00%, 02/15/2049 10,627 14,628
1.38%, 02/15/2044 21,742 30,317
1.75%, 01/15/2028 21,879 26,409
2.00%, 01/15/2026 17,388 20,328
2.13%, 02/15/2040 7,482 11,292
2.13%, 02/15/2041 14,146 21,630
2.38%, 01/15/2025 4,008 4,612
2.38%, 01/15/2027 19,243 23,458
2.50%, 01/15/2029 13,555 17,419
3.38%, 04/15/2032 9,949 14,684
3.63%, 04/15/2028 2,351 3,146

Schedule of Investments
Inflation Protection Fund
October 31, 2021
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029 $ 9,016 $ 12,617
$ 1,453,698
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 1,471,911
TOTAL PURCHASED OPTIONS - 0.01% $ 123
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.46% $ 6,936
Total Investments $ 1,512,122
Other Assets and Liabilities -  (0.38)% (5,753)
TOTAL NET ASSETS - 100.00% $ 1,506,369
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security is an Interest Only Strip.
(e) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $451 or 0.03% of net assets.
(g) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,144 or 0.08% of net assets.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,171 or 0.08% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Government 99.50%
Purchased Interest Rate Swaptions 0.46%
Money Market Funds 0.32%
Mortgage Securities 0.06%
Energy 0.03%
Purchased Options 0.01%
Asset Backed Securities 0.00%
Other Assets and Liabilities
(0.38)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 22,181 $ 739,762 $ 757,088 $ 4,855
$ 22,181 $ 739,762 $ 757,088 $ 4,855
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - US 10 Year Note Future;
December 2021
N/A 52 $ 52 $ 133.00 11/29/2021 $ 51 $ 123 $ 72
Total $ 51 $ 123 $ 72
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - US 10 Year Note Future;
December 2021
N/A 52 $ 52 $ 136.00 11/29/2021 $ (15) $ (1) $ 14
Put - US 10 Year Note Future;
December 2021
N/A 104 104 $ 131.00 11/29/2021 (40) (86) (46)
Total $ (55) $ (87) $ (32)
Amounts in thousands except contracts/shares.

Schedule of Investments
Inflation Protection Fund
October 31, 2021
See accompanying notes.

Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 4,870 2.95% 03/13/2024 $ 219 $ 553 $ 334
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,470 1.50% 02/26/2025 182 112 (70)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,420 3.08% 01/30/2029 81 175 94
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 173 475 302
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 4,872 2.98% 03/08/2024 224 564 340
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,410 3.05% 01/11/2029 80 171 91
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,120 2.60% 04/08/2026 175 284 109
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.42% 06/06/2025 79 46 (33)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,670 1.55% 07/30/2024 134 117 (17)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,535 2.00% 07/01/2024 112 131 19
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,535 1.97% 06/25/2024 116 127 11
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,230 0.89% 05/01/2025 66 20 (46)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,475 1.28% 06/05/2025 79 39 (40)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,990 1.68% 07/23/2024 132 109 (23)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 310 2.99% 04/28/2038 15 38 23
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 1,295 2.86% 02/23/2039 64 150 86
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 3,020 1.68% 08/05/2024 136 112 (24)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 1,410 3.04% 01/12/2029 80 169 89
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 11,520 1.31% 03/29/2022 108 99 (9)
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 16,330 1.20% 04/29/2022 159 107 (52)
Call - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 13,530 1.32% 07/04/2022 154 133 (21)
Call - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 6,085 1.53% 04/06/2022 88 91 3
Call - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 11,590 1.39% 04/11/2022 173 125 (48)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,420 3.08% 01/30/2029 80 43 (37)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month JPY LIBOR Pay JPY 2,357,900 1.10% 06/30/2022 320 — (320)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 1,410 3.05% 01/11/2029 80 44 (36)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,872 2.98% 03/08/2024 224 64 (160)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 4,870 2.95% 03/13/2024 219 66 (153)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,705 3.09% 12/07/2038 172 129 (43)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 5,610 2.25% 08/09/2022 133 53 (80)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,470 1.50% 02/26/2025 182 236 54
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,250 1.80% 08/06/2024 207 255 48
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,990 1.68% 07/23/2024 133 162 29

Schedule of Investments
Inflation Protection Fund
October 31, 2021
See accompanying notes.

Interest Rate Swaptions (continued)
Purchased Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 2,535 1.97% 06/25/2024 $ 116 $ 103 $ (13)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,535 2.00% 07/01/2024 112 100 (12)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,475 1.28% 06/05/2025 80 121 41
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,475 1.42% 06/06/2025 79 109 30
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,230 0.89% 05/01/2025 67 132 65
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,120 2.60% 04/08/2026 174 101 (73)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 310 2.99% 04/28/2038 14 11 (3)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 1,295 2.86% 02/23/2039 64 50 (14)
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 5,530 2.25% 08/03/2022 150 51 (99)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 1,410 3.04% 01/12/2029 80 44 (36)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 3,020 1.68% 08/05/2024 135 163 28
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/14/2024 242 128 (114)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 5,390 2.50% 06/21/2024 218 129 (89)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 6,520 2.85% 05/10/2022 378 24 (354)
Put - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 11,520 1.31% 03/29/2022 107 128 21
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 6,085 1.53% 04/06/2022 89 44 (45)
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 13,530 1.32% 07/04/2022 154 210 56
Put - 5 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 13,530 1.45% 07/07/2022 126 173 47
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 11,590 1.39% 04/11/2022 169 116 (53)
Total $ 7,133 $ 6,936 $ (197)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive $ 5,220 1.44% 01/10/2023 $ (170) $ (94) $ 76
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,890 1.25% 01/03/2023 (95) (36) 59
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 3,930 3.05% 03/13/2029 (209) (475) (266)
Call - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 2,000 1.25% 01/28/2022 (48) (7) 41
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,608 1.24% 12/19/2022 (85) (31) 54
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,820 1.06% 10/12/2022 (95) (20) 75
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,380 1.30% 11/15/2021 (53) (1) 52
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 5,250 1.00% 11/05/2021 (26) — 26
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,140 1.80% 10/10/2022 (87) (100) (13)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,300 0.74% 05/03/2022 (114) (4) 110
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 2,608 1.23% 12/19/2022 (85) (30) 55

Schedule of Investments
Inflation Protection Fund
October 31, 2021
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive $ 4,080 1.00% 01/28/2022 $ (56) $ (4) $ 52
Call - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 3,140 1.80% 10/14/2022 (85) (99) (14)
Call - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 3,860 1.40% 06/08/2022 (37) (45) (8)
Call - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 6,180 1.53% 09/02/2022 (164) (113) 51
Call - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 18,130 0.52% 03/04/2022 (52) (15) 37
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 35,490 0.57% 03/24/2022 (116) (40) 76
Call - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 18,130 0.56% 03/22/2022 (61) (20) 41
Call - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 41,060 0.61% 04/04/2022 (98) (54) 44
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 15,030 1.24% 10/26/2022 (90) (93) (3)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 10,020 1.24% 10/26/2022 (59) (61) (2)
Call - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 32,510 0.51% 01/11/2022 (96) (19) 77
Call - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 1,020 2.00% 10/01/2024 (106) (138) (32)
Call - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 1,460 1.85% 09/18/2024 (153) (168) (15)
Call - 30 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Receive 600 1.98% 10/20/2026 (76) (92) (16)
Call - 5 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Receive 8,170 0.90% 04/25/2022 (42) (19) 23
Call - 5 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 24,500 0.90% 04/29/2022 (110) (59) 51
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 14,210 2.75% 05/10/2022 (412) (26) 386
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,590 2.10% 01/07/2022 (129) (9) 120
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 6 Month Euro
Interbank Offered Rate
Pay EUR 5,280 0.70% 05/16/2023 (141) (143) (2)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay $ 5,520 2.15% 01/11/2022 (129) (8) 121
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 2.75% 08/09/2022 (68) (22) 46
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 3,930 3.05% 03/13/2029 (208) (123) 85
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,610 3.25% 08/09/2022 (33) (9) 24
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,000 1.25% 01/28/2022 (47) (74) (27)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 2,890 1.25% 01/03/2023 (95) (171) (76)
Put - 10 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 5,220 1.44% 01/10/2023 (170) (250) (80)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,608 1.24% 12/19/2022 (85) (154) (69)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,140 1.80% 10/10/2022 (86) (78) 8
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,140 1.80% 10/14/2022 (86) (80) 6
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,608 1.23% 12/19/2022 (86) (156) (70)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 4,080 1.50% 01/28/2022 (56) (81) (25)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 2,820 1.06% 10/12/2022 (95) (194) (99)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 3,300 0.74% 05/03/2022 (114) (287) (173)

Schedule of Investments
Inflation Protection Fund
October 31, 2021
See accompanying notes.

Interest Rate Swaptions (continued)
Written Swaptions
Outstanding Counterparty Floating Rate Index
Pay/
Receive
Floating
Rate Notional Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay $ 3,810 1.60% 03/01/2022 $ (70) $ (68) $ 2
Put - 10 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 5,380 1.50% 11/15/2021 (64) (50) 14
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 2.75% 08/03/2022 (76) (21) 55
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 5,530 3.25% 08/03/2022 (36) (9) 27
Put - 10 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 3,860 2.40% 06/08/2022 (43) (19) 24
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Receive 6,180 1.53% 09/02/2022 (164) (220) (56)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/21/2024 (79) (48) 31
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/14/2024 (149) (78) 71
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.50% 06/14/2024 (91) (48) 43
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,730 2.25% 08/21/2024 (170) (183) (13)
Put - 10 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 5,390 3.00% 06/21/2024 (132) (78) 54
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 18,130 0.52% 03/04/2022 (52) (154) (102)
Put - 2 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 12,390 0.50% 12/07/2021 (10) (65) (55)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 27,120 0.75% 02/28/2022 (64) (140) (76)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 8,650 0.50% 01/20/2022 (16) (62) (46)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 18,130 0.56% 03/22/2022 (61) (154) (93)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 35,490 0.57% 03/24/2022 (115) (299) (184)
Put - 2 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Pay 12,318 0.45% 12/13/2021 (10) (78) (68)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 41,060 0.74% 04/07/2022 (65) (269) (204)
Put - 2 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 41,060 0.61% 04/04/2022 (98) (337) (239)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 32,510 0.51% 01/11/2022 (91) (215) (124)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 15,030 1.24% 10/26/2022 (89) (104) (15)
Put - 2 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay 10,020 1.24% 10/26/2022 (60) (70) (10)
Put - 30 Year Interest Rate
Swap
Barclays Bank PLC 3 Month USD LIBOR Pay 1,020 2.00% 10/01/2024 (106) (93) 13
Put - 30 Year Interest Rate
Swap
Deutsche Bank AG 3 Month USD LIBOR Receive 1,460 1.85% 09/18/2024 (152) (155) (3)
Put - 30 Year Interest Rate
Swap
JPMorgan Chase 3 Month USD LIBOR Pay 600 1.98% 10/20/2026 (76) (69) 7
Put - 5 Year Interest Rate
Swap
Deutsche Bank AG 6 Month Euro
Interbank Offered Rate
Pay EUR 13,115 0.27% 04/20/2022 (43) (110) (67)
Put - 5 Year Interest Rate
Swap
Morgan Stanley & Co 3 Month USD LIBOR Pay $ 4,230 1.81% 10/20/2022 (43) (43) —
Total $ (6,733) $ (6,941) $ (208)
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; December 2024 Short 61 $ 14,998 $ 30
Australia 3 Year Bond; December 2021 Long 311 26,546 (341)
Canadian Bank Acceptance; December 2021 Short 190 38,149 44
Canadian Bank Acceptance; June 2022 Long 192 38,240 (242)

Schedule of Investments
Inflation Protection Fund
October 31, 2021
See accompanying notes.

Futures Contracts (continued)
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; December 2021 Short 24 $ 4,664 $ 128
Euro Buxl 30 Year Bond; December 2021 Short 30 7,248 (19)
Euro-Bobl 5 Year; December 2021 Long 196 30,307 (180)
US 10 Year Note; December 2021 Long 81 10,587 10
US 10 Year Ultra Note; December 2021 Short 378 54,822 485
US 2 Year Note; December 2021 Short 289 63,363 28
US 5 Year Note; December 2021 Long 302 36,768 (162)
US Ultra Bond; December 2021 Short 72 14,141 (64)
Total $ (283)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/
(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 11/03/2021 NZD 25,094 $ 18,012 $ — $ (30)
Bank of America NA 11/03/2021 $ 5,308 EUR 4,563 33 —
Bank of America NA 12/02/2021 $ 18,005 NZD 25,094 35 —
CIBC World Markets Corp 12/02/2021 GBP 228 $ 313 — (1)
CIBC World Markets Corp 12/02/2021 EUR 978 $ 1,133 — (1)
Citigroup Inc 12/15/2021 $ 3,750 CNY 24,599 — (7 5 )
JPMorgan Chase 11/03/2021 $ 490 GBP 363 — (7)
JPMorgan Chase 11/03/2021 $ 381 EUR 329 1 —
Morgan Stanley & Co 11/03/2021 EUR 1,052 $ 1,215 1 —
Standard Chartered Bank, Hong Kong 11/03/2021 GBP 96 $ 132 — (1)
Standard Chartered Bank, Hong Kong 11/03/2021 EUR 4,111 $ 4,794 — (42)
Standard Chartered Bank, Hong Kong 12/02/2021 $ 4,797 EUR 4,111 4 1 —
Standard Chartered Bank, Hong Kong 12/02/2021 $ 132 GBP 96 1 —
UBS AG 11/03/2021 $ 17,412 NZD 25,094 — (570)
Total $ 11 2 $ (72 7 )
Amounts in thousands.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 0.74% Semiannual Quarterly N/A 08/12/2024 $ 9,040 $ 77 $ — $ 77
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 04/20/2024 3,795 13 — 13
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 04/20/2024 3,795 13 — 13
3 Month USD LIBOR Receive 0.83% Semiannual Quarterly N/A 04/20/2024 3,790 11 — 11
3 Month USD LIBOR Receive 0.74% Semiannual Quarterly N/A 06/23/2024 1,140 8 — 8
3 Month USD LIBOR Receive 0.73% Semiannual Quarterly N/A 06/21/2024 7,440 53 — 53
3 Month USD LIBOR Pay 1.90% Quarterly Semiannual N/A 06/11/2051 630 21 — 21
3 Month USD LIBOR Receive 0.28% Semiannual Quarterly N/A 04/23/2023 20,215 65 (2) 63
3 Month USD LIBOR Receive 0.85% Semiannual Quarterly N/A 04/20/2024 3,790 10 — 10
3 Month USD LIBOR Pay 2.00% Quarterly Semiannual N/A 04/22/2051 310 18 — 18
3 Month USD LIBOR Receive 1.29% Semiannual Quarterly N/A 04/20/2027 2,990 15 — 15
3 Month USD LIBOR Pay 0.59% Quarterly Semiannual N/A 04/20/2024 7,290 (57) — (57)
3 Month USD LIBOR Receive 0.92% Semiannual Quarterly N/A 04/20/2024 3,785 5 — 5
3 Month USD LIBOR Receive 0.94% Semiannual Quarterly N/A 04/20/2024 3,940 4 — 4
3 Month USD LIBOR Receive 2.50% Semiannual Quarterly N/A 03/20/2031 3 — — —
3 Month USD LIBOR Pay 1.37% Quarterly Semiannual N/A 03/22/2027 3,386 1 — 1
3 Month USD LIBOR Receive 0.26% Semiannual Quarterly N/A 03/23/2023 7,390 20 — 20
3 Month USD LIBOR Receive 0.90% Semiannual Quarterly N/A 04/20/2024 3,785 6 — 6
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 03/06/2026 3,740 (2) — (2)
3 Month USD LIBOR Receive 1.27% Semiannual Quarterly N/A 02/15/2028 8,090 45 — 45
3 Month USD LIBOR Receive 1.55% Semiannual Quarterly N/A 02/25/2026 4,660 5 — 5
3 Month USD LIBOR Pay 1.51% Quarterly Semiannual N/A 08/19/2031 350 (2) — (2)
3 Month USD LIBOR Pay 1.35% Quarterly Semiannual N/A 07/08/2027 5,690 (30) — (30)
3 Month USD LIBOR Pay 1.91% Quarterly Semiannual N/A 02/22/2051 663 22 — 22
3 Month USD LIBOR Receive 1.59% Semiannual Quarterly N/A 02/22/2032 3,345 17 1 18
3 Month USD LIBOR Pay 1.87% Quarterly Semiannual N/A 02/19/2051 1,325 34 — 34
3 Month USD LIBOR Receive 0.79% Semiannual Quarterly N/A 04/20/2024 3,260 13 — 13
3 Month USD LIBOR Receive 0.91% Semiannual Quarterly N/A 04/25/2024 7,580 11 — 11
3 Month USD LIBOR Receive 0.31% Semiannual Quarterly N/A 06/24/2023 15,200 61 1 62
3 Month USD LIBOR Pay 0.93% Quarterly Semiannual N/A 09/17/2026 9,000 (126) — (126)

Schedule of Investments
Inflation Protection Fund
October 31, 2021
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Receive 0.64% Semiannual Quarterly N/A 04/08/2024 $ 13,650 $ 87 $ — $ 87
3 Month USD LIBOR Pay 0.66% Quarterly Semiannual N/A 04/11/2024 4,550 (28) — (28)
3 Month USD LIBOR Receive 0.66% Semiannual Quarterly N/A 04/11/2024 3,100 19 — 19
3 Month USD LIBOR Receive 0.99% Semiannual Quarterly N/A 02/28/2026 21,140 187 — 187
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 04/12/2024 7,250 42 — 42
3 Month USD LIBOR Receive 0.69% Semiannual Quarterly N/A 04/12/2024 7,550 42 — 42
3 Month USD LIBOR Pay 0.69% Quarterly Semiannual N/A 04/12/2024 3,775 (21) — (21)
3 Month USD LIBOR Receive 0.73% Semiannual Quarterly N/A 04/14/2024 4,600 22 — 22
3 Month USD LIBOR Receive 0.56% Semiannual Quarterly N/A 03/24/2024 6,720 50 — 50
3 Month USD LIBOR Receive 1.52% Semiannual Quarterly N/A 09/24/2031 4,870 29 — 29
3 Month USD LIBOR Receive 1.39% Semiannual Quarterly N/A 09/22/2031 2,320 42 — 42
3 Month USD LIBOR Receive 0.64% Semiannual Quarterly N/A 02/15/2024 3,550 17 — 17
3 Month USD LIBOR Receive 1.43% Semiannual Quarterly N/A 09/21/2031 2,320 34 — 34
3 Month USD LIBOR Receive 0.47% Semiannual Quarterly N/A 10/14/2023 6,670 25 — 25
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 04/19/2024 4,650 20 — 20
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 04/19/2024 4,650 20 — 20
3 Month USD LIBOR Receive 0.80% Semiannual Quarterly N/A 04/14/2024 7,530 26 — 26
3 Month USD LIBOR Receive 0.78% Semiannual Quarterly N/A 08/15/2024 4,865 38 — 38
3 Month USD LIBOR Receive 0.79% Semiannual Quarterly N/A 04/14/2024 7,530 27 — 27
3 Month USD LIBOR Receive 1.11% Semiannual Quarterly N/A 08/09/2027 1,530 28 — 28
3 Month USD LIBOR Pay 0.38% Quarterly Semiannual N/A 02/07/2024 7,600 (72) — (72)
3 Month USD LIBOR Pay 0.40% Quarterly Semiannual N/A 02/08/2024 7,830 (72) — (72)
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 01/18/2024 7,550 26 — 26
3 Month USD LIBOR Pay 0.44% Quarterly Semiannual N/A 01/25/2024 2,690 (21) — (21)
3 Month USD LIBOR Receive 1.78% Semiannual Quarterly N/A 10/18/2031 3,180 (56) — (56)
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 06/28/2024 3,740 25 — 25
3 Month USD LIBOR Receive 0.84% Semiannual Quarterly N/A 11/15/2027 4,510 131 — 131
3 Month USD LIBOR Receive 1.62% Semiannual Quarterly N/A 02/22/2032 1,673 5 — 5
3 Month USD LIBOR Receive 0.65% Semiannual Quarterly N/A 04/11/2024 7,550 47 — 47
3 Month USD LIBOR Pay 0.92% Quarterly Semiannual N/A 05/16/2035 1,160 (106) — (106)
3 Month USD LIBOR Receive 0.81% Semiannual Quarterly N/A 05/18/2050 580 130 — 130
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/06/2032 990 85 — 85
3 Month USD LIBOR Receive 1.98% Semiannual Quarterly N/A 10/23/2034 80 — — —
3 Month USD LIBOR Receive 0.77% Semiannual Quarterly N/A 05/04/2032 5,060 436 1 437
3 Month USD LIBOR Receive 0.76% Semiannual Quarterly N/A 05/03/2032 4,950 429 — 429
3 Month USD LIBOR Pay 0.82% Quarterly Semiannual N/A 04/14/2030 3,390 (190) — (190)
3 Month USD LIBOR Receive 0.94% Semiannual Quarterly N/A 04/25/2024 7,580 7 — 7
3 Month USD LIBOR Receive 0.63% Semiannual Quarterly N/A 04/14/2025 6,490 92 — 92
3 Month USD LIBOR Pay 1.93% Quarterly Semiannual N/A 12/01/2056 150 3 — 3
3 Month USD LIBOR Pay 1.25% Quarterly Semiannual N/A 09/08/2050 591 (72) — (72)
3 Month USD LIBOR Pay 1.83% Quarterly Semiannual N/A 02/10/2050 50 1 — 1
3 Month USD LIBOR Receive 2.10% Semiannual Quarterly N/A 10/23/2039 470 (3) — (3)
3 Month USD LIBOR Pay 0.98% Quarterly Semiannual N/A 05/03/2024 2,620 (1) — (1)
3 Month USD LIBOR Pay 1.49% Quarterly Semiannual N/A 08/01/2027 4,750 3 — 3
3 Month USD LIBOR Receive 1.02% Semiannual Quarterly N/A 05/03/2024 11,580 (3) — (3)
3 Month USD LIBOR Receive 1.00% Semiannual Quarterly N/A 04/29/2024 3,830 — — —
3 Month USD LIBOR Receive 1.05% Semiannual Quarterly N/A 05/03/2024 3,780 (4) — (4)
3 Month USD LIBOR Pay 1.48% Quarterly Semiannual N/A 08/01/2027 4,750 1 — 1
3 Month USD LIBOR Pay 3.09% Quarterly Semiannual N/A 11/29/2024 23,270 1,505 — 1,505
3 Month USD LIBOR Receive 0.82% Semiannual Quarterly N/A 09/08/2025 3,440 37 — 37
3 Month USD LIBOR Pay 0.36% Quarterly Semiannual N/A 06/02/2025 5,050 (127) — (127)
3 Month USD LIBOR Receive 1.93% Semiannual Quarterly N/A 10/22/2034 1,940 (3) — (3)
3 Month USD LIBOR Pay 0.68% Quarterly Semiannual N/A 06/20/2027 5,060 (188) — (188)
3 Month USD LIBOR Receive 0.93% Semiannual Quarterly N/A 04/25/2024 3,790 4 1 5
3 Month USD LIBOR Receive 2.38% Semiannual Quarterly N/A 07/05/2049 840 (35) — (35)
3 Month USD LIBOR Receive 1.77% Semiannual Quarterly N/A 07/12/2023 47,825 (459) — (459)
3 Month USD LIBOR Receive 1.53% Semiannual Quarterly N/A 12/15/2022 17,645 (234) — (234)
3 Month USD LIBOR Receive 0.25% Semiannual Quarterly N/A 12/01/2022 19,390 19 — 19
3 Month USD LIBOR Receive 0.99% Semiannual Quarterly N/A 04/26/2024 3,805 — — —
3 Month USD LIBOR Receive 0.99% Semiannual Quarterly N/A 04/26/2024 3,805 — — —
3 Month USD LIBOR Receive 1.71% Semiannual Quarterly N/A 08/16/2049 780 4 — 4
3 Month USD LIBOR Receive 1.67% Semiannual Quarterly N/A 08/17/2049 600 5 — 5
3 Month USD LIBOR Receive 1.14% Semiannual Quarterly N/A 06/20/2052 920 147 — 147
3 Month USD LIBOR Receive 1.91% Semiannual Quarterly N/A 10/21/2034 1,660 2 — 2
3 Month USD LIBOR Receive 1.65% Semiannual Quarterly N/A 08/22/2034 1,765 42 — 42
3 Month USD LIBOR Receive 0.68% Semiannual Quarterly N/A 09/16/2030 295 21 — 21
3 Month USD LIBOR Pay 1.06% Quarterly Semiannual N/A 09/16/2050 78 (13) — (13)

Schedule of Investments
Inflation Protection Fund
October 31, 2021
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
3 Month USD LIBOR Pay 0.62% Quarterly Semiannual N/A 09/30/2023 $ 23,880 $ (33) $ — $ (33)
3 Month USD LIBOR Receive 0.97% Semiannual Quarterly N/A 08/17/2040 890 118 — 118
3 Month USD LIBOR Pay 0.93% Quarterly Semiannual N/A 04/27/2024 9,443 (12) — (12)
3 Month USD LIBOR Receive 0.88% Semiannual Quarterly N/A 07/12/2053 960 217 — 217
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 07/12/2028 5,240 (260) — (260)
3 Month USD LIBOR Pay 0.65% Quarterly Semiannual N/A 06/20/2027 5,060 (195) 1 (194)
3 Month USD LIBOR Receive 1.09% Semiannual Quarterly N/A 06/20/2052 920 157 — 157
3 Month USD LIBOR Receive 0.98% Semiannual Quarterly N/A 04/26/2024 3,805 1 — 1
3 Month USD LIBOR Receive 1.01% Semiannual Quarterly N/A 05/03/2024 11,580 (1) — (1)
6 Month Euro Interbank
Offered Rate
Pay 0.13% Semiannual Annual N/A 09/28/2031 EUR 840 (15) 1 (14)
6 Month Euro Interbank
Offered Rate
Receive 0.44% Annual Semiannual N/A 05/16/2033 1,860 (3) 1 (2)
6 Month Euro Interbank
Offered Rate
Receive 0.19% Annual Semiannual N/A 01/16/2030 1,050 5 (3) 2
6 Month Euro Interbank
Offered Rate
Receive (0.05)% Annual Semiannual N/A 09/01/2031 280 10 — 10
Canada Bankers Acceptances
3 Month
Pay 0.79% Semiannual Semiannual N/A 06/22/2023 CAD 19,200 (154) — (154)
Canada Bankers Acceptances
3 Month
Pay 0.64% Quarterly Semiannual N/A 04/21/2023 25,410 (201) — (201)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.89% Annual Annual N/A 10/29/2031 $ 6,485 104 1 105
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.14% Annual Annual N/A 10/28/2026 6,550 (28) — (28)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.88% Annual Annual N/A 10/28/2031 6,550 99 — 99
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.72% Annual Annual N/A 10/14/2031 6,550 (22) — (22)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.63% Annual Annual N/A 10/28/2051 1,340 (90) — (90)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.88% Annual Annual N/A 10/14/2026 6,550 65 — 65
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.89% Annual Annual N/A 10/28/2031 1,340 21 — 21
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.76% Annual Annual N/A 10/22/2031 1,340 1 — 1
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.57% Annual Annual N/A 10/22/2051 1,340 (60) — (60)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.62% Annual Annual N/A 10/25/2051 1,340 (89) — (89)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.83% Annual Annual N/A 10/25/2031 1,340 12 — 12
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.86% Annual Annual N/A 10/26/2031 1,340 16 — 16
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.62% Annual Annual N/A 10/26/2051 1,340 (87) — (87)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.15% Annual Annual N/A 10/29/2026 6,485 (32) — (32)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.61% Annual Annual N/A 10/25/2051 5,810 (344) 1 (343)

Schedule of Investments
Inflation Protection Fund
October 31, 2021
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.25% Annual Annual N/A 10/30/2028 $ 7,950 $ 561 $ — $ 561
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.33% Annual Annual N/A 01/26/2031 3,925 (311) — (311)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 1.33% Annual Annual N/A 05/04/2030 11,260 1,972 — 1,972
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 1.85% Annual Annual N/A 08/10/2030 9,270 (1,318) — (1,318)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.01% Annual Annual N/A 09/04/2030 1,030 (125) — (125)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 1.95% Annual Annual N/A 09/18/2030 3,795 (475) — (475)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.19% Annual Annual N/A 12/23/2030 12,170 1,160 — 1,160
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.19% Annual Annual N/A 12/31/2030 4,020 (380) — (380)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.33% Annual Annual N/A 03/01/2026 16,340 (1,096) — (1,096)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.31% Annual Annual N/A 03/01/2031 10,730 852 — 852
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.47% Annual Annual N/A 04/19/2031 2,620 159 — 159
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.43% Annual Annual N/A 06/24/2031 12,935 726 — 726
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.55% Annual Annual N/A 06/24/2026 12,935 (604) — (604)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.75% Annual Annual N/A 07/28/2026 13,680 408 — 408
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.07% Annual Annual N/A 11/02/2026 9,450 (5) 1 (4)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 3.10% Annual Annual N/A 11/02/2026 5,250 (11) — (11)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Pay 2.57% Annual Annual N/A 10/04/2031 6,620 (136) — (136)
Consumer Price All Urban
Non-Seasonally Adjusted
Index
Receive 2.71% Annual Annual N/A 10/04/2026 6,620 126 — 126
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.04% Annual Annual N/A 10/15/2031 EUR 833 (7) — (7)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.21% Annual Annual N/A 10/15/2051 3,875 55 — 55
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 1.96% Annual Annual N/A 10/15/2031 833 3 — 3
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.13% Annual Annual N/A 10/15/2051 833 (26) — (26)

Schedule of Investments
Inflation Protection Fund
October 31, 2021
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.28% Annual Annual N/A 10/15/2051 EUR 835 $ 50 $ — $ 50
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.22% Annual Annual N/A 10/15/2051 833 20 — 20
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.09% Annual Annual N/A 10/15/2031 835 (13) — (13)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 2.32% Annual Annual N/A 10/15/2051 808 71 (1) 70
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 1.79% Annual Annual N/A 07/15/2051 1,295 (309) 3 (306)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Receive 2.13% Annual Annual N/A 10/15/2031 808 (17) — (17)
Harmonised Indices of
Consumer Prices Excluding
Food and Energy
Pay 1.89% Annual Annual N/A 08/15/2051 1,215 (225) 2 (223)
Secured Overnight Financing
Rate
Receive 1.10% Annual Annual N/A 08/15/2028 $ 13,880 63 — 63
Secured Overnight Financing
Rate
Receive 1.40% Annual Annual N/A 10/13/2031 780 (8) — (8)
Secured Overnight Financing
Rate
Pay 1.11% Annual Annual N/A 05/15/2031 4,940 (89) 1 (88)
Secured Overnight Financing
Rate
Pay 1.30% Annual Annual N/A 07/28/2027 985 4 — 4
Secured Overnight Financing
Rate
Receive 1.47% Annual Annual N/A 10/26/2031 240 (4) — (4)
Secured Overnight Financing
Rate
Receive 1.40% Annual Annual N/A 10/13/2031 1,580 (16) — (16)
Secured Overnight Financing
Rate
Receive 1.54% Annual Annual N/A 02/15/2047 1,020 (13) — (13)
Secured Overnight Financing
Rate
Receive 1.66% Annual Annual N/A 02/15/2047 1,140 (44) — (44)
Secured Overnight Financing
Rate
Pay 1.32% Annual Annual N/A 10/12/2031 1,560 4 — 4
Secured Overnight Financing
Rate
Receive 1.45% Annual Annual N/A 02/15/2047 9,120 91 (28) 63
Secured Overnight Financing
Rate
Receive 1.33% Annual Annual N/A 10/08/2031 780 (3) — (3)
Secured Overnight Financing
Rate
Receive 1.45% Annual Annual N/A 10/25/2031 60 (1) — (1)
Secured Overnight Financing
Rate
Pay 1.60% Annual Annual N/A 02/15/2047 2,160 52 — 52
Secured Overnight Financing
Rate
Receive 1.14% Annual Annual N/A 09/27/2031 980 14 — 14
Secured Overnight Financing
Rate
Receive 1.34% Annual Annual N/A 09/30/2031 450 (2) — (2)
Secured Overnight Financing
Rate
Receive 1.19% Annual Annual N/A 09/21/2031 1,030 9 — 9
Secured Overnight Financing
Rate
Pay 1.43% Annual Annual N/A 02/15/2047 2,350 (25) — (25)
United Kingdom Retail Prices
Index
Receive 3.36% Annual Annual N/A 01/15/2035 GBP 5,400 888 (3) 885
United Kingdom Retail Prices
Index
Pay 4.76% Annual Annual N/A 10/15/2026 3,570 31 — 31
United Kingdom Retail Prices
Index
Receive 4.30% Annual Annual N/A 10/15/2031 3,570 (70) 1 (69)
United Kingdom Retail Prices
Index
Pay 3.31% Annual Annual N/A 01/15/2040 5,400 (1,219) 1 (1,218)
United Kingdom Retail Prices
Index
Receive 3.39% Annual Annual N/A 01/15/2035 5,200 813 (6) 807

Schedule of Investments
Inflation Protection Fund
October 31, 2021
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date Notional Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
United Kingdom Retail Prices
Index
Pay 3.34% Annual Annual N/A 01/15/2040 GBP 5,200 $ (1,108) $ 5 $ (1,103)
United Kingdom Retail Prices
Index
Pay 3.24% Annual Annual N/A 01/15/2045 4,000 (1,174) 9 (1,165)
United Kingdom Retail Prices
Index
Receive 3.13% Annual Annual N/A 01/15/2050 4,000 1,461 (9) 1,452
United Kingdom Retail Prices
Index
Pay 3.27% Annual Annual N/A 10/15/2044 9,745 (2,539) 51 (2,488)
United Kingdom Retail Prices
Index
Receive 3.16% Annual Annual N/A 10/15/2049 9,745 3,297 (136) 3,161
United Kingdom Retail Prices
Index
Pay 3.36% Annual Annual N/A 10/15/2039 12,690 (2,361) (1) (2,362)
United Kingdom Retail Prices
Index
Receive 3.42% Annual Annual N/A 10/15/2034 12,690 1,650 10 1,660
United Kingdom Retail Prices
Index
Pay 3.22% Annual Annual N/A 01/15/2045 4,100 (1,247) 6 (1,241)
United Kingdom Retail Prices
Index
Pay 4.83% Annual Annual N/A 10/15/2026 3,540 53 — 53
United Kingdom Retail Prices
Index
Receive 3.11% Annual Annual N/A 01/15/2050 4,100 1,563 (6) 1,557
United Kingdom Retail Prices
Index
Pay 3.63% Annual Annual N/A 02/15/2031 5,350 (717) 12 (705)
United Kingdom Retail Prices
Index
Receive 3.42% Annual Annual N/A 01/15/2031 2,405 414 (6) 408
United Kingdom Retail Prices
Index
Pay 4.23% Annual Annual N/A 09/15/2026 3,765 (119) — (119)
United Kingdom Retail Prices
Index
Receive 3.38% Annual Annual N/A 12/15/2030 2,525 433 (7) 426
United Kingdom Retail Prices
Index
Pay 4.36% Annual Annual N/A 10/15/2026 3,765 (82) 1 (81)
United Kingdom Retail Prices
Index
Pay 3.56% Annual Annual N/A 03/15/2041 965 (167) 3 (164)
United Kingdom Retail Prices
Index
Pay 3.75% Annual Annual N/A 04/15/2031 2,025 (231) 3 (228)
United Kingdom Retail Prices
Index
Receive 4.37% Annual Annual N/A 10/15/2031 3,540 (111) — (111)
United Kingdom Retail Prices
Index
Pay 3.50% Annual Annual N/A 12/15/2030 7,500 (1,141) 22 (1,119)
United Kingdom Retail Prices
Index
Pay 3.33% Annual Annual N/A 11/15/2040 1,925 (518) 10 (508)
United Kingdom Retail Prices
Index
Pay 3.57% Annual Annual N/A 10/15/2030 8,775 (1,235) 37 (1,198)
United Kingdom Retail Prices
Index
Receive 4.12% Annual Annual N/A 10/15/2031 3,765 49 — 49
United Kingdom Retail Prices
Index
Receive 3.62% Annual Annual N/A 04/15/2031 3,475 472 (7) 465
United Kingdom Retail Prices
Index
Receive 3.63% Annual Annual N/A 06/15/2026 7,235 636 (7) 629
United Kingdom Retail Prices
Index
Pay 3.67% Annual Annual N/A 06/15/2031 7,235 (790) 9 (781)
United Kingdom Retail Prices
Index
Receive 4.01% Annual Annual N/A 09/15/2031 3,765 126 — 126
United Kingdom Retail Prices
Index
Receive 3.58% Annual Annual N/A 02/15/2026 8,675 885 (13) 872
Total $ 864 $ (39) $ 825
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Emerging Markets Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1 .89 % Shares Held Value (000's)
Money Market Funds - 1 .89%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
5,586,455 $ 5,586
TOTAL INVESTMENT COMPANIES $ 5,586
COMMON STOCKS - 98 .68 % Shares Held Value (000's)
Agriculture - 0 .24%
SLC Agricola SA 93,300 $ 720
Airlines - 0 .30%
Copa Holdings SA
(b)
11,843 876
Apparel - 0 .35%
Youngone Corp 27,121 1,038
Automobile Manufacturers - 3 .53%
Ashok Leyland Ltd 1,144,211 2,184
Eicher Motors Ltd 40,175 1,337
Hyundai Motor Co 15,341 2,744
Kia Corp 41,861 3,055
Yadea Group Holdings Ltd
(d)
634,000 1,089
$ 10,409
Automobile Parts & Equipment - 0 .77%
Fuyao Glass Industry Group Co Ltd
(d)
171,600 988
Weichai Power Co Ltd 709,000 1,269
$ 2,257
Banks - 11 .49%
Bank Rakyat Indonesia Persero Tbk PT 9,087,082 2,728
China Merchants Bank Co Ltd 322,000 2,698
Grupo Financiero Banorte SAB de CV 317,400 2,006
HDFC Bank Ltd 117,183 2,482
ICICI Bank Ltd 408,918 4,403
Kasikornbank PCL 291,800 1,233
Kotak Mahindra Bank Ltd 57,705 1,570
OTP Bank Nyrt
(b)
30,056 1,806
PT Bank Central Asia Tbk 3,598,000 1,902
Regional SAB de CV 309,600 1,616
Saudi National Bank/The 158,738 2,787
Sberbank of Russia PJSC ADR 272,877 5,473
TCS Group Holding PLC 31,099 3,193
$ 33,897
Beverages - 1 .45%
Arca Continental SAB de CV 213,600 1,300
Kweichow Moutai Co Ltd 4,800 1,368
Tsingtao Brewery Co Ltd 186,000 1,619
$ 4,287
Biotechnology - 0 .20%
I-Mab ADR
(b)
9,654 596
Building Materials - 2 .29%
Amber Enterprises India Ltd
(b)
31,237 1,380
Beijing Oriental Yuhong Waterproof Technology
Co Ltd
271,821 1,764
China Lesso Group Holdings Ltd 1,182,000 1,827
Voltas Ltd 70,960 1,144
Xinyi Glass Holdings Ltd 229,000 645
$ 6,760
Chemicals - 1 .48%
Asian Paints Ltd 40,289 1,670
Berger Paints India Ltd 76,433 758
Navin Fluorine International Ltd 22,992 1,027
Supreme Industries Ltd 29,621 923
$ 4,378
Commercial Services - 0 .55%
GPS Participacoes e Empreendimentos SA
(b),(d)
266,992 738
NICE Information Service Co Ltd 52,435 887
$ 1,625
Computers - 2 .60%
Globant SA
(b)
4,215 1,345
Infosys Ltd 193,566 4,332
LG Corp 13,045 1,020
WNS Holdings Ltd ADR
(b)
10,959 973
$ 7,670
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .56%
Hindustan Unilever Ltd 51,454 $ 1,647
Distribution & Wholesale - 1 .47%
AKR Corporindo Tbk PT 3,041,400 918
Pop Mart International Group Ltd
(b),(d)
197,800 1,167
Sendas Distribuidora SA 283,269 764
Vamos Locacao de Caminhoes Maquinas e
Equipamentos SA
(b)
744,315 1,474
$ 4,323
Diversified Financial Services - 4 .80%
Bajaj Finance Ltd 18,720 1,856
Banco BTG Pactual SA 180,850 726
CreditAccess Grameen Ltd
(b)
93,605 786
Fubon Financial Holding Co Ltd 1,028,861 2,720
Hong Kong Exchanges & Clearing Ltd 14,100 849
Housing Development Finance Corp Ltd 126,228 4,813
KB Financial Group Inc 49,622 2,402
$ 14,152
Electric - 0 .57%
China Longyuan Power Group Corp Ltd 718,000 1,679
Electrical Components & Equipment - 1 .32%
Delta Electronics Inc 205,000 1,810
Frencken Group Ltd 1,225,500 2,080
$ 3,890
Electronics - 0 .40%
Voltronic Power Technology Corp 20,000 1,171
Energy - Alternate Sources - 0 .43%
Sao Martinho SA 184,629 1,258
Engineering & Construction - 0 .69%
Grupo Aeroportuario del Pacifico SAB de CV
(b)
161,400 2,038
Food - 3 .18%
Bid Corp Ltd 75,205 1,612
Dino Polska SA
(b),(d)
22,296 1,993
JBS SA 141,600 983
Nestle India Ltd 4,068 1,033
Tingyi Cayman Islands Holding Corp 968,000 1,807
Want Want China Holdings Ltd 2,495,000 1,935
$ 9,363
Gas - 1 .33%
China Resources Gas Group Ltd 318,000 1,707
ENN Energy Holdings Ltd 128,900 2,221
$ 3,928
Healthcare - Products - 1 .15%
Osstem Implant Co Ltd 21,954 2,327
Shenzhen Mindray Bio-Medical Electronics Co
Ltd
18,400 1,077
$ 3,404
Healthcare - Services - 2 .33%
Hygeia Healthcare Holdings Co Ltd
(d)
124,400 1,092
Notre Dame Intermedica Participacoes SA 77,000 877
Pharmaron Beijing Co Ltd
(d)
66,800 1,445
Rede D'Or Sao Luiz SA
(d)
84,020 886
Wuxi Biologics Cayman Inc
(b),(d)
169,500 2,568
$ 6,868
Home Furnishings - 0 .92%
Haier Smart Home Co Ltd 352,600 1,313
JS Global Lifestyle Co Ltd
(d)
360,000 667
Vestel Beyaz Esya Sanayi ve Ticaret AS 1,154,879 734
$ 2,714
Insurance - 3 .61%
AIA Group Ltd 202,600 2,271
ICICI Lombard General Insurance Co Ltd
(d)
65,344 1,295
ICICI Prudential Life Insurance Co Ltd
(d)
110,371 913
PICC Property & Casualty Co Ltd 2,132,000 1,985
Ping An Insurance Group Co of China Ltd 356,500 2,553
Qualitas Controladora SAB de CV 351,000 1,619
$ 10,636

Schedule of Investments
International Emerging Markets Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 14 .25%
Alibaba Group Holding Ltd
(b)
510,724 $ 10,502
JD.com Inc ADR
(b)
42,937 3,361
Meituan
(b),(d)
165,600 5,635
MercadoLibre Inc
(b)
865 1,281
My EG Services Bhd 6,199,200 1,560
NCSoft Corp 2,610 1,402
Sea Ltd ADR
(b)
5,304 1,822
Tencent Holdings Ltd 241,700 14,703
Trip.com Group Ltd ADR
(b)
61,414 1,754
$ 42,020
Investment Companies - 0 .54%
VEF AB
(b)
2,206,097 1,602
Iron & Steel - 0 .67%
Hunan Valin Steel Co Ltd 859,889 717
Severstal PAO 55,651 1,272
$ 1,989
Lodging - 0 .26%
Galaxy Entertainment Group Ltd
(b)
142,000 764
Machinery - Diversified - 0 .76%
NARI Technology Co Ltd 175,882 1,069
WEG SA 178,400 1,167
$ 2,236
Metal Fabrication & Hardware - 0 .58%
APL Apollo Tubes Ltd
(b)
69,051 740
Astral Ltd 33,617 983
$ 1,723
Mining - 1 .57%
Anglo American PLC 51,588 1,963
Impala Platinum Holdings Ltd 127,565 1,651
Polyus PJSC 10,329 1,021
$ 4,635
Miscellaneous Manufacturers - 1 .62%
Elite Material Co Ltd 116,000 1,004
Lens Technology Co Ltd 183,800 611
Pidilite Industries Ltd 34,567 1,070
Sunny Optical Technology Group Co Ltd 77,800 2,088
$ 4,773
Oil & Gas - 4 .41%
LUKOIL PJSC ADR 35,961 3,665
Petroleo Brasileiro SA 431,200 2,121
Reliance Industries Ltd 212,550 7,213
$ 12,999
Packaging & Containers - 0 .65%
Klabin SA
(b)
262,242 1,066
Shandong Pharmaceutical Glass Co Ltd 159,100 844
$ 1,910
Pharmaceuticals - 0 .56%
Caplin Point Laboratories Ltd 74,460 817
China Grand Pharmaceutical and Healthcare
Holdings Ltd
1,050,000 841
$ 1,658
Pipelines - 0 .67%
Gaztransport Et Technigaz SA 23,773 1,965
Real Estate - 0 .87%
A-Living Smart City Services Co Ltd
(d)
368,250 1,222
Shimao Services Holdings Ltd
(d)
709,213 1,337
$ 2,559
Retail - 4 .40%
Ace Hardware Indonesia Tbk PT 11,079,900 1,104
Bosideng International Holdings Ltd 2,138,000 1,657
China Meidong Auto Holdings Ltd 180,000 930
China Yongda Automobiles Services Holdings Ltd 738,000 1,174
Home Product Center PCL 2,744,600 1,210
Li Ning Co Ltd 201,000 2,218
Magazine Luiza SA 497,212 953
Via S/A
(b)
497,819 543
Wal-Mart de Mexico SAB de CV 677,200 2,359
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yifeng Pharmacy Chain Co Ltd 110,273 $ 822
$ 12,970
Semiconductors - 17 .33%
ASE Technology Holding Co Ltd 253,000 905
ASPEED Technology Inc 11,000 1,104
eMemory Technology Inc 13,700 1,138
Hana Materials Inc 29,790 1,308
Keystone Microtech Corp 79,000 950
MediaTek Inc 141,000 4,641
Novatek Microelectronics Corp 63,300 949
Parade Technologies Ltd 17,000 1,095
Realtek Semiconductor Corp 96,000 1,727
RichWave Technology Corp 50,400 524
Samsung Electronics Co Ltd 244,788 14,656
Taiwan Semiconductor Manufacturing Co Ltd 1,041,685 22,105
$ 51,102
Shipbuilding - 0 .22%
Yangzijiang Shipbuilding Holdings Ltd 607,700 642
Software - 0 .62%
NetEase Inc 94,625 1,835
Telecommunications - 0 .69%
Route Mobile Ltd 40,142 1,010
Shenzhen Transsion Holdings Co Ltd 41,841 1,028
$ 2,038
TOTAL COMMON STOCKS $ 291,004
PREFERRED STOCKS - 0 .26 % Shares Held Value (000's)
Diversified Financial Services - 0 .01%
Fubon Financial Holding Co Ltd 0.00%
(b)
20,961 $ 45
Semiconductors - 0 .25%
Samsung Electronics Co Ltd 1438.00% 13,335 733
TOTAL PREFERRED STOCKS $ 778
Total Investments $ 297,368
Other Assets and Liabilities -  (0.83)% (2,462)
TOTAL NET ASSETS - 100.00% $ 294,906
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $23,035 or 7.81% of net assets.

Schedule of Investments
International Emerging Markets Fund
October 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Location Percent
China 29 .35%
India 16 .38%
Taiwan 13 .83%
Korea, Republic Of 10 .70%
Brazil 4 .84%
Russian Federation 3 .88%
Mexico 3 .71%
Hong Kong 3 .19%
United States 2 .26%
Indonesia 2 .26%
Malaysia 1 .24%
South Africa 1 .11%
Cyprus 1 .08%
Saudi Arabia 0 .95%
Thailand 0 .83%
Poland 0 .68%
France 0 .67%
United Kingdom 0 .66%
Singapore 0 .62%
Hungary 0 .61%
Sweden 0 .54%
Uruguay 0 .46%
Argentina 0 .43%
Panama 0 .30%
Turkey 0 .25%
Other Assets and Liabilities
( 0 .83 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 3,691 $ 84,637 $ 82,742 $ 5,586
$ 3,691 $ 84,637 $ 82,742 $ 5,586
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
International Fund I
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 5 .75 % Shares Held Value (000's)
Money Market Funds - 5 .75%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,537,607 $ 1,538
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
18,297,180 18,297
$ 19,835
TOTAL INVESTMENT COMPANIES $ 19,835
COMMON STOCKS - 97 .60 % Shares Held Value (000's)
Agriculture - 1 .13%
British American Tobacco PLC 54,000 $ 1,879
Tongwei Co Ltd 227,000 2,024
$ 3,903
Apparel - 2 .55%
Kering SA 2,361 1,772
LVMH Moet Hennessy Louis Vuitton SE 8,978 7,040
$ 8,812
Automobile Manufacturers - 1 .38%
Bayerische Motoren Werke AG 18,500 1,869
Toyota Motor Corp 165,000 2,911
$ 4,780
Automobile Parts & Equipment - 1 .45%
Bridgestone Corp 76,000 3,362
Cie Generale des Etablissements Michelin SCA 10,400 1,635
$ 4,997
Banks - 14 .27%
Absa Group Ltd 176,000 1,610
Banco Bilbao Vizcaya Argentaria SA 267,000 1,868
Bank of China Ltd 8,821,000 3,122
China Merchants Bank Co Ltd 785,500 6,583
DBS Group Holdings Ltd 144,900 3,386
FirstRand Ltd 414,000 1,573
Lloyds Banking Group PLC 2,027,000 1,387
Mitsubishi UFJ Financial Group Inc 596,000 3,268
National Bank of Canada
(e)
67,900 5,621
Raiffeisen Bank International AG 71,000 2,075
Royal Bank of Canada
(e)
57,300 5,964
Sberbank of Russia PJSC ADR 194,243 3,896
Svenska Handelsbanken AB 228,000 2,613
Swedbank AB
(e)
145,000 3,145
UBS Group AG 174,000 3,167
$ 49,278
Beverages - 1 .02%
Davide Campari-Milano NV 123,000 1,747
Diageo PLC 36,000 1,791
$ 3,538
Building Materials - 1 .63%
Sika AG 12,460 4,221
Xinyi Glass Holdings Ltd 494,000 1,392
$ 5,613
Chemicals - 0 .53%
Formosa Plastics Corp 470,000 1,820
Coal - 1 .05%
China Shenhua Energy Co Ltd 802,000 1,725
Shaanxi Coal Industry Co Ltd 947,957 1,855
Thungela Resources Ltd
(d)
9,550 45
$ 3,625
Commercial Services - 1 .14%
Ashtead Group PLC 47,137 3,951
Computers - 2 .59%
Asustek Computer Inc 128,000 1,627
BayCurrent Consulting Inc 7,300 3,030
Logitech International SA 17,000 1,422
Teleperformance 6,822 2,850
$ 8,929
Cosmetics & Personal Care - 1 .14%
L'Oreal SA 8,600 3,934
Distribution & Wholesale - 0 .56%
Ferguson PLC 12,800 1,926
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 9 .84%
Amundi SA
(f)
46,500 $ 4,143
Azimut Holding SpA 180,892 5,209
Banca Generali SpA 59,000 2,776
CI Financial Corp 88,000 2,007
Fubon Financial Holding Co Ltd 1,541,015 4,074
Hana Financial Group Inc 51,000 1,966
IG Group Holdings PLC 144,000 1,562
Julius Baer Group Ltd 26,500 1,917
KB Financial Group Inc 39,000 1,888
Korea Investment Holdings Co Ltd 18,000 1,346
Man Group PLC/Jersey 1,258,000 3,996
Schroders PLC 62,500 3,096
$ 33,980
Electric - 1 .57%
Endesa SA 85,000 1,960
Enel SpA 192,000 1,607
Iberdrola SA 158,000 1,868
$ 5,435
Electrical Components & Equipment - 1 .53%
LG Innotek Co Ltd 13,000 2,337
Schneider Electric SE 17,000 2,931
$ 5,268
Electronics - 0 .71%
Murata Manufacturing Co Ltd 33,000 2,448
Entertainment - 1 .18%
Evolution AB
(f)
11,200 1,818
Kindred Group PLC 160,000 2,249
$ 4,067
Food - 4 .28%
HelloFresh SE
(d)
18,000 1,459
JBS SA 277,000 1,922
Magnit PJSC 121,000 2,242
Marfrig Global Foods SA 531,000 2,490
Metro Inc/CN 32,500 1,635
Nestle SA 38,000 5,012
$ 14,760
Gas - 1 .09%
ENN Energy Holdings Ltd 219,400 3,780
Hand & Machine Tools - 0 .51%
Techtronic Industries Co Ltd 85,000 1,746
Healthcare - Products - 0 .98%
Sartorius Stedim Biotech 3,100 1,709
Tecan Group AG 2,750 1,685
$ 3,394
Home Builders - 1 .73%
Barratt Developments PLC 146,000 1,325
Bellway PLC 36,000 1,634
Open House Co Ltd 47,000 2,997
$ 5,956
Home Furnishings - 1 .31%
Sony Group Corp 39,000 4,516
Insurance - 8 .21%
Allianz SE 8,123 1,886
Assicurazioni Generali SpA 128,000 2,787
Cathay Financial Holding Co Ltd 894,000 1,864
Dai-ichi Life Holdings Inc 69,000 1,452
iA Financial Corp Inc 27,000 1,597
Japan Post Insurance Co Ltd 137,114 2,225
Legal & General Group PLC 798,230 3,148
Manulife Financial Corp 107,000 2,084
Power Corp of Canada 70,350 2,343
Sun Life Financial Inc 52,500 2,992
Swiss Life Holding AG 5,764 3,162
Tokio Marine Holdings Inc 53,037 2,793
$ 28,333

Schedule of Investments
International Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 2 .55%
Alibaba Group Holding Ltd ADR
(d)
11,000 $ 1,814
CyberAgent Inc 173,600 2,909
Future PLC 36,600 1,766
Tencent Holdings Ltd 38,000 2,311
$ 8,800
Investment Companies - 0 .03%
Industrivarden AB - A Shares
(e)
3,507 116
Iron & Steel - 1 .64%
Evraz PLC 204,000 1,733
Kumba Iron Ore Ltd 30,000 913
Mineral Resources Ltd 52,000 1,529
Vale SA 117,000 1,488
$ 5,663
Leisure Products & Services - 1 .05%
BRP Inc 19,700 1,732
Thule Group AB
(f)
33,000 1,907
$ 3,639
Machinery - Diversified - 2 .14%
Atlas Copco AB - A Shares
(e)
58,500 3,767
Ebara Corp 41,400 2,259
Haitian International Holdings Ltd 462,000 1,347
$ 7,373
Metal Fabrication & Hardware - 0 .56%
MISUMI Group Inc 46,000 1,924
Mining - 1 .09%
Anglo American PLC 47,000 1,788
Rio Tinto Ltd 29,000 1,987
$ 3,775
Miscellaneous Manufacturers - 2 .20%
Elite Material Co Ltd 446,000 3,863
Siemens AG 23,000 3,739
$ 7,602
Oil & Gas - 2 .51%
Gazprom PJSC ADR 280,000 2,748
LUKOIL PJSC ADR 39,000 3,975
PTT Exploration & Production PCL 553,000 1,956
$ 8,679
Packaging & Containers - 0 .49%
CCL Industries Inc 31,000 1,695
Pharmaceuticals - 3 .52%
Ipsen SA 13,500 1,397
Novo Nordisk A/S 29,000 3,180
Roche Holding AG 9,300 3,603
Sanofi 29,000 2,913
Shanghai Fosun Pharmaceutical Group Co Ltd 227,000 1,068
$ 12,161
Private Equity - 0 .92%
Partners Group Holding AG 1,820 3,179
Retail - 2 .76%
Alimentation Couche-Tard Inc 44,000 1,651
ANTA Sports Products Ltd 121,100 1,876
B&M European Value Retail SA 288,000 2,495
Harvey Norman Holdings Ltd 467,000 1,752
Zhongsheng Group Holdings Ltd 194,000 1,749
$ 9,523
Semiconductors - 9 .64%
Advantest Corp 26,000 2,132
ASML Holding NV 6,300 5,121
Maxscend Microelectronics Co Ltd 20,998 1,014
MediaTek Inc 50,500 1,662
Parade Technologies Ltd 38,500 2,480
Realtek Semiconductor Corp 196,000 3,526
Samsung Electronics Co Ltd 91,000 5,448
Taiwan Semiconductor Manufacturing Co Ltd 233,854 4,962
Taiwan Semiconductor Manufacturing Co Ltd
ADR
37,200 4,230
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Tokyo Electron Ltd 5,800 $ 2,703
$ 33,278
Software - 1 .58%
HCL Technologies Ltd 129,000 1,975
Konami Holdings Corp 27,000 1,486
TIS Inc 73,000 1,989
$ 5,450
Textiles - 0 .37%
Tongkun Group Co Ltd 406,994 1,268
Transportation - 1 .17%
Kuehne + Nagel International AG 8,600 2,709
SITC International Holdings Co Ltd 398,000 1,345
$ 4,054
TOTAL COMMON STOCKS $ 336,968
Total Investments $ 356,803
Other Assets and Liabilities -  (3.35)% (11,554)
TOTAL NET ASSETS - 100.00% $ 345,249
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $12,458 or 3.61% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,161 or 2.65% of net assets.
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,868 or 2.28% of net assets.
Portfolio Summary  (unaudited)
Location Percent
Japan 12 .88%
United Kingdom 9 .69%
China 9 .14%
France 8 .78%
Switzerland 8 .70%
Canada 8 .50%
Taiwan 8 .01%
United States 6 .47%
Italy 4 .08%
Sweden 3 .87%
Korea, Republic Of 3 .77%
Russian Federation 3 .72%
Germany 2 .59%
Brazil 1 .71%
Spain 1 .65%
Australia 1 .52%
Netherlands 1 .48%
Hong Kong 1 .31%
South Africa 1 .19%
Singapore 0 .98%
Denmark 0 .92%
Malta 0 .65%
Austria 0 .60%
India 0 .57%
Thailand 0 .57%
Other Assets and Liabilities
( 3 .35 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
International Fund I
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 3 $ 199,561 $ 181,267 $ 18,297
$ 3 $ 199,561 $ 181,267 $ 18,297
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1.41% Shares Held Value (000's)
Exchange-Traded Funds - 0.23%
iShares Russell 1000 Growth ETF 110,800 $ 33,019
Money Market Funds - 1.18%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,827,860 1,828
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
173,540,210 173,540
$ 175,368
TOTAL INVESTMENT COMPANIES $ 208,387
CONVERTIBLE PREFERRED STOCKS
- 1.80% Shares Held Value (000's)
Automobile Manufacturers - 1.63%
Rivian Automotive Series D 0.00%
(d),(e),(f)
1,213,721 $ 86,211
Rivian Automotive Series E 0.00%
(d),(e),(f)
1,774,321 126,030
Rivian Automotive Series F 0.00%
(d),(e),(f)
350,551 24,900
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 4,473
$ 241,614
Chemicals - 0.03%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 4,277
Software - 0.09%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 7,365
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 6,660
$ 14,025
Telecommunications - 0.05%
Aurora Innovation 0.00%
(d),(e),(f)
327,430 6,777
TOTAL CONVERTIBLE PREFERRED STOCKS $ 266,693
COMMON STOCKS - 96.95% Shares Held Value (000's)
Advertising - 0.02%
Trade Desk Inc/The
(d)
28,560 $ 2,139
Aerospace & Defense - 1.13%
BWX Technologies Inc 5,001 284
HEICO Corp 1,010 141
HEICO Corp - Class A 1,771 223
Howmet Aerospace Inc 2,023 60
L3Harris Technologies Inc 698,189 160,961
Lockheed Martin Corp 14,400 4,785
Northrop Grumman Corp 868 310
Spirit AeroSystems Holdings Inc 2,135 88
TransDigm Group Inc
(d)
983 613
$ 167,465
Agriculture - 0.02%
Altria Group Inc 68,696 3,030
Darling Ingredients Inc
(d)
630 53
$ 3,083
Airlines - 0.01%
Delta Air Lines Inc
(d)
42,593 1,667
Apparel - 0.40%
Columbia Sportswear Co 192 20
Deckers Outdoor Corp
(d)
263 104
Hanesbrands Inc 14,490 247
NIKE Inc 347,282 58,097
Skechers USA Inc
(d)
1,085 50
Tapestry Inc 1,950 76
VF Corp 13,874 1,011
$ 59,605
Automobile Manufacturers - 0.40%
Tesla Inc
(d)
53,135 59,192
TuSimple Holdings Inc
(d)
322 13
$ 59,205
Automobile Parts & Equipment - 0.41%
Allison Transmission Holdings Inc 5,307 177
Aptiv PLC
(d)
347,064 60,004
QuantumScape Corp
(d)
9,676 280
$ 60,461
Banks - 0.01%
Citizens Financial Group Inc 5,258 249
Goldman Sachs Group Inc/The 1,201 497
Synovus Financial Corp 846 39
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Western Alliance Bancorp 3,524 $ 409
$ 1,194
Beverages - 0.89%
Boston Beer Co Inc/The
(d)
611 301
Brown-Forman Corp - A Shares 1,579 101
Brown-Forman Corp - B Shares 1,587,745 107,792
Coca-Cola Co/The 182,427 10,283
Monster Beverage Corp
(d)
22,981 1,953
PepsiCo Inc 76,321 12,334
$ 132,764
Biotechnology - 0.50%
Acceleron Pharma Inc
(d)
3,482 607
Alnylam Pharmaceuticals Inc
(d)
7,812 1,246
Amgen Inc 31,107 6,438
Certara Inc
(d)
3,123 129
CureVac NV
(d),(g)
3,714 149
Exact Sciences Corp
(d)
10,519 1,002
Exelixis Inc
(d)
17,523 377
Guardant Health Inc
(d)
5,977 698
Horizon Therapeutics Plc
(d)
2,713 325
Illumina Inc
(d)
9,727 4,037
Incyte Corp
(d)
69,523 4,657
Ionis Pharmaceuticals Inc
(d)
8,593 274
Iovance Biotherapeutics Inc
(d)
3,082 75
Maravai LifeSciences Holdings Inc
(d)
6,738 285
Mirati Therapeutics Inc
(d)
2,171 410
Moderna Inc
(d)
22,508 7,770
Novavax Inc
(d)
4,914 731
Regeneron Pharmaceuticals Inc
(d)
708 453
Royalty Pharma PLC 12,818 507
Seagen Inc
(d)
7,934 1,399
Ultragenyx Pharmaceutical Inc
(d)
3,185 267
Vertex Pharmaceuticals Inc
(d)
230,703 42,664
$ 74,500
Building Materials - 0.02%
Armstrong World Industries Inc 1,604 169
AZEK Co Inc/The
(d)
4,190 154
Carrier Global Corp 27,128 1,417
Fortune Brands Home & Security Inc 2,462 249
Louisiana-Pacific Corp 578 34
Trex Co Inc
(d)
7,704 820
$ 2,843
Chemicals - 1.44%
Axalta Coating Systems Ltd
(d)
2,581 80
Celanese Corp 2,723 440
Chemours Co/The 5,924 166
Diversey Holdings Ltd
(d)
2,905 50
Dow Inc 3,766 211
Ecolab Inc 14,620 3,249
FMC Corp 2,279 207
LyondellBasell Industries NV 2,260 210
Olin Corp 803 46
PPG Industries Inc 6,652 1,068
RPM International Inc 4,961 433
Sherwin-Williams Co/The 653,610 206,940
Westlake Chemical Corp 487 47
$ 213,147
Commercial Services - 5.64%
Affirm Holdings Inc
(d)
22,969 3,733
Automatic Data Processing Inc 26,035 5,845
Booz Allen Hamilton Holding Corp 8,846 768
Bright Horizons Family Solutions Inc
(d)
3,221 535
Chegg Inc
(d)
7,110 423
Cintas Corp 506,261 219,261
CoStar Group Inc
(d)
432,847 37,246
Equifax Inc 3,080 855
Euronet Worldwide Inc
(d)
2,378 267
FleetCor Technologies Inc
(d)
1,236 306
Gartner Inc
(d)
5,403 1,793

Schedule of Investments
LargeCap Growth Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Global Payments Inc 1,035,172 $ 148,019
GXO Logistics Inc
(d)
5,547 493
H&R Block Inc 9,534 220
Legalzoom.com Inc
(d),(g)
774 22
MarketAxess Holdings Inc 25,578 10,453
Mister Car Wash Inc
(d)
2,236 41
Moody's Corp 10,258 4,146
Morningstar Inc 1,402 444
Paylocity Holding Corp
(d)
2,490 760
PayPal Holdings Inc
(d)
1,383,940 321,891
Robert Half International Inc 6,413 725
Rollins Inc 14,050 495
S&P Global Inc 100,547 47,675
Sabre Corp
(d)
22,139 230
Shift4 Payments Inc
(d)
3,000 189
Square Inc
(d)
106,941 27,217
StoneCo Ltd
(d)
13,684 463
TransUnion 8,708 1,004
United Rentals Inc
(d)
1,663 630
Verisk Analytics Inc 6,736 1,416
WEX Inc
(d)
1,987 297
$ 837,862
Computers - 3.67%
Accenture PLC - Class A 34,026 12,208
Apple Inc 2,840,928 425,571
Crowdstrike Holdings Inc
(d)
13,097 3,691
Dell Technologies Inc
(d)
8,899 979
EPAM Systems Inc
(d)
3,581 2,411
Fortinet Inc
(d)
284,052 95,537
Genpact Ltd 712 35
Globant SA
(d)
2,716 867
HP Inc 27,697 840
McAfee Corp 3,414 73
NCR Corp
(d)
3,027 120
NetApp Inc 9,828 878
Pure Storage Inc
(d)
16,589 446
Zscaler Inc
(d)
5,145 1,640
$ 545,296
Consumer Products - 0.02%
Avery Dennison Corp 2,921 636
Church & Dwight Co Inc 910 79
Clorox Co/The 6,609 1,077
Kimberly-Clark Corp 11,303 1,464
$ 3,256
Cosmetics & Personal Care - 1.42%
Colgate-Palmolive Co 29,522 2,249
Estee Lauder Cos Inc/The 640,763 207,819
$ 210,068
Distribution & Wholesale - 0.05%
Copart Inc
(d)
13,931 2,163
Core & Main Inc
(d)
1,243 34
Fastenal Co 33,926 1,937
IAA Inc
(d)
8,978 536
Leslie's Inc
(d)
7,115 147
Pool Corp 2,588 1,333
SiteOne Landscape Supply Inc
(d)
1,521 357
WW Grainger Inc 2,562 1,187
$ 7,694
Diversified Financial Services - 3.34%
American Express Co 27,275 4,740
Ameriprise Financial Inc 4,218 1,274
Apollo Global Management Inc 11,889 915
Charles Schwab Corp/The 394,017 32,321
Credit Acceptance Corp
(d)
47 28
Discover Financial Services 10,937 1,239
LPL Financial Holdings Inc 5,298 869
Mastercard Inc 721,528 242,087
Raymond James Financial Inc 655 65
Rocket Cos Inc 9,438 155
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Synchrony Financial 7,224 $ 336
T Rowe Price Group Inc 4,964 1,077
Upstart Holdings Inc
(d)
2,987 962
UWM Holdings Corp
(g)
1,593 11
Visa Inc 962,314 203,789
Western Union Co/The 7,072 129
XP Inc
(d)
188,547 6,186
$ 496,183
Electric - 0.00%
Brookfield Renewable Corp 2,240 93
NRG Energy Inc 7,349 293
$ 386
Electrical Components & Equipment - 0.02%
Generac Holdings Inc
(d)
4,080 2,034
Universal Display Corp 2,877 527
$ 2,561
Electronics - 0.39%
Agilent Technologies Inc 18,172 2,862
Allegion plc 4,545 583
Amphenol Corp 615,380 47,243
Coherent Inc
(d)
1,452 370
Honeywell International Inc 10,009 2,188
Jabil Inc 7,642 458
Keysight Technologies Inc
(d)
5,417 975
Mettler-Toledo International Inc
(d)
1,523 2,255
Vontier Corp 6,392 216
Waters Corp
(d)
3,783 1,391
$ 58,541
Energy - Alternate Sources - 0.02%
Enphase Energy Inc
(d)
8,783 2,035
Plug Power Inc
(d)
33,952 1,299
$ 3,334
Engineering & Construction - 0.00%
Frontdoor Inc
(d)
4,093 153
TopBuild Corp
(d)
1,811 465
$ 618
Entertainment - 0.50%
Caesars Entertainment Inc
(d)
8,410 920
Churchill Downs Inc 2,447 563
DraftKings Inc
(d)
543,460 25,320
Live Nation Entertainment Inc
(d)
323,254 32,697
Madison Square Garden Sports Corp
(d)
505 96
Penn National Gaming Inc
(d)
685 49
Six Flags Entertainment Corp
(d)
2,063 85
Vail Resorts Inc 2,652 914
Warner Music Group Corp 258,776 12,807
$ 73,451
Environmental Control - 0.01%
Waste Management Inc 4,469 716
Food - 0.03%
Beyond Meat Inc
(d),(g)
3,340 331
Hershey Co/The 8,362 1,466
Kellogg Co 7,443 456
Lamb Weston Holdings Inc 3,020 171
Pilgrim's Pride Corp
(d)
1,432 40
Sysco Corp 32,502 2,499
$ 4,963
Hand & Machine Tools - 0.01%
Lincoln Electric Holdings Inc 3,816 543
MSA Safety Inc 735 113
Regal Rexnord Corp 993 151
$ 807
Healthcare - Products - 7.82%
10X Genomics Inc
(d)
5,565 897
Abbott Laboratories 57,797 7,449
ABIOMED Inc
(d)
2,947 979
Adaptive Biotechnologies Corp
(d)
6,776 226
Align Technology Inc
(d)
5,245 3,275

Schedule of Investments
LargeCap Growth Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Avantor Inc
(d)
1,515,603 $ 61,200
Bio-Techne Corp 2,570 1,346
Bruker Corp 6,809 547
Danaher Corp 2,191 683
Edwards Lifesciences Corp
(d)
1,883,740 225,710
Globus Medical Inc
(d)
305 24
IDEXX Laboratories Inc
(d)
5,636 3,754
Insulet Corp
(d)
4,400 1,364
Intuitive Surgical Inc
(d)
1,196,058 431,932
Masimo Corp
(d)
2,410 683
Natera Inc
(d)
5,121 587
Novocure Ltd
(d)
6,815 699
Penumbra Inc
(d),(g)
2,231 617
Repligen Corp
(d)
3,429 996
ResMed Inc 8,628 2,268
STERIS PLC 768 180
Stryker Corp 439,240 116,869
Tandem Diabetes Care Inc
(d)
3,808 519
Teleflex Inc 578 206
Thermo Fisher Scientific Inc 466,481 295,316
West Pharmaceutical Services Inc 4,894 2,104
$ 1,160,430
Healthcare - Services - 2.20%
agilon health Inc
(d)
4,222 104
Amedisys Inc
(d)
1,880 318
Anthem Inc 71,365 31,053
Catalent Inc
(d)
2,534 349
Centene Corp
(d)
219,736 15,654
Charles River Laboratories International Inc
(d)
3,105 1,393
Chemed Corp 289 139
DaVita Inc
(d)
3,269 338
Encompass Health Corp 3,909 249
HCA Healthcare Inc 292,352 73,222
Humana Inc 106,877 49,501
IQVIA Holdings Inc
(d)
6,275 1,640
Molina Healthcare Inc
(d)
613 181
Oak Street Health Inc
(d)
5,882 278
PPD Inc
(d)
4,581 216
Sotera Health Co
(d)
6,576 162
Syneos Health Inc
(d)
916 86
UnitedHealth Group Inc 330,669 152,264
$ 327,147
Home Builders - 0.01%
DR Horton Inc 9,150 817
NVR Inc
(d)
143 700
PulteGroup Inc 5,004 241
Thor Industries Inc 1,513 154
Toll Brothers Inc 3,180 191
$ 2,103
Home Furnishings - 0.00%
Tempur Sealy International Inc 12,117 539
Housewares - 0.00%
Scotts Miracle-Gro Co/The 2,734 406
Insurance - 0.03%
Alleghany Corp
(d)
97 63
Aon PLC 8,786 2,811
Arch Capital Group Ltd
(d)
6,060 253
Brown & Brown Inc 976 62
Erie Indemnity Co 1,213 250
Everest Re Group Ltd 627 164
GoHealth Inc
(d)
3,181 17
Lemonade Inc
(d),(g)
308 19
Lincoln National Corp 2,012 145
Markel Corp
(d)
157 206
Marsh & McLennan Cos Inc 3,992 666
RenaissanceRe Holdings Ltd 1,370 194
$ 4,850
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 25.60%
Alibaba Group Holding Ltd ADR
(d)
191,397 $ 31,569
Alphabet Inc - A Shares
(d)
167,885 497,095
Alphabet Inc - C Shares
(d)
198,977 590,048
Amazon.com Inc
(d)
243,325 820,597
Anaplan Inc
(d)
9,416 614
Booking Holdings Inc
(d)
28,119 68,070
CDW Corp/DE 9,119 1,702
Chewy Inc
(d)
2,134,581 161,801
Coupang Inc
(d)
790,033 23,511
DoorDash Inc - Class A
(d)
64,817 12,626
eBay Inc 43,229 3,317
Etsy Inc
(d)
8,437 2,115
Expedia Group Inc
(d)
9,632 1,584
Farfetch Ltd
(d)
502,046 19,685
Figs Inc
(d),(g)
497 17
GoDaddy Inc
(d)
1,198 83
IAC/InterActiveCorp
(d)
220,545 33,604
Lyft Inc
(d)
18,975 870
Mandiant Inc
(d)
4,787 83
Match Group Inc
(d)
1,693,156 255,294
Meta Platforms Inc
(d)
1,230,583 398,180
Netflix Inc
(d)
228,132 157,482
NortonLifeLock Inc 10,181 259
Okta Inc
(d)
8,274 2,045
Opendoor Technologies Inc
(d)
5,125 122
Palo Alto Networks Inc
(d)
6,349 3,232
Pinterest Inc
(d)
3,152,630 140,733
Roku Inc
(d)
7,734 2,358
Sea Ltd ADR
(d)
72,338 24,853
Shopify Inc
(d)
170,249 249,709
Snap Inc Class A
(d)
2,136,207 112,322
Spotify Technology SA
(d)
325,554 94,215
Tencent Holdings Ltd ADR 1,064,126 64,688
TripAdvisor Inc
(d)
4,215 139
Twitter Inc
(d)
5,450 292
Uber Technologies Inc
(d)
92,144 4,038
Vimeo Inc
(d)
533,867 18,007
Wayfair Inc
(d)
2,780 693
Wix.com Ltd
(d)
3,546 659
Zendesk Inc
(d)
7,832 797
Zillow Group Inc - A Shares
(d)
3,949 418
Zillow Group Inc - C Shares
(d)
11,247 1,166
$ 3,800,692
Iron & Steel - 0.00%
Steel Dynamics Inc 2,622 173
Leisure Products & Services - 0.02%
Brunswick Corp/DE 695 65
Peloton Interactive Inc
(d)
17,595 1,609
Planet Fitness Inc
(d)
3,809 303
Polaris Inc 2,658 305
Virgin Galactic Holdings Inc
(d),(g)
10,893 204
YETI Holdings Inc
(d)
5,693 560
$ 3,046
Lodging - 0.05%
Boyd Gaming Corp
(d)
1,220 78
Choice Hotels International Inc 2,317 326
Hilton Worldwide Holdings Inc
(d)
12,232 1,761
Las Vegas Sands Corp
(d)
22,032 855
Marriott International Inc/MD
(d)
18,132 2,901
Travel + Leisure Co 3,938 214
Wyndham Hotels & Resorts Inc 3,848 325
Wynn Resorts Ltd
(d)
7,033 632
$ 7,092
Machinery - Construction & Mining - 0.05%
Caterpillar Inc 31,431 6,412
Vertiv Holdings Co 18,674 480
$ 6,892

Schedule of Investments
LargeCap Growth Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1.44%
AGCO Corp 426 $ 52
Cognex Corp 11,389 998
Deere & Co 18,756 6,420
Graco Inc 6,938 522
IDEX Corp 660,464 147,000
Ingersoll Rand Inc 1,022,310 54,959
Middleby Corp/The
(d)
1,158 211
Nordson Corp 694 176
Rockwell Automation Inc 4,690 1,498
Toro Co/The 6,766 646
Xylem Inc/NY 7,856 1,026
$ 213,508
Media - 0.06%
Altice USA Inc
(d)
10,461 170
Cable One Inc 184 315
Charter Communications Inc
(d)
8,066 5,444
FactSet Research Systems Inc 2,169 963
Nexstar Media Group Inc 219 33
Walt Disney Co/The
(d)
6,171 1,043
World Wrestling Entertainment Inc 2,688 164
$ 8,132
Metal Fabrication & Hardware - 0.00%
Advanced Drainage Systems Inc 3,932 444
Mining - 0.01%
Freeport-McMoRan Inc 28,573 1,078
Southern Copper Corp 5,107 306
$ 1,384
Miscellaneous Manufacturers - 0.06%
3M Co 5,629 1,006
Axon Enterprise Inc
(d)
4,249 765
Carlisle Cos Inc 1,373 306
Donaldson Co Inc 1,049 63
Illinois Tool Works Inc 18,822 4,289
Parker-Hannifin Corp 1,414 419
Trane Technologies PLC 7,741 1,400
$ 8,248
Office & Business Equipment - 0.01%
Zebra Technologies Corp
(d)
3,541 1,891
Oil & Gas - 0.02%
Continental Resources Inc/OK 519 25
Coterra Energy Inc 8,887 189
Diamondback Energy Inc 5,698 611
EOG Resources Inc 4,620 427
Hess Corp 1,318 109
Occidental Petroleum Corp 7,504 252
Pioneer Natural Resources Co 6,410 1,199
Texas Pacific Land Corp 383 488
$ 3,300
Oil & Gas Services - 0.00%
Halliburton Co 3,276 82
Packaging & Containers - 0.01%
Ball Corp 6,336 579
Crown Holdings Inc 1,114 116
Graphic Packaging Holding Co 5,558 111
Sealed Air Corp 5,475 325
$ 1,131
Pharmaceuticals - 4.40%
AbbVie Inc 117,587 13,484
Becton Dickinson and Co 152,695 36,584
Cardinal Health Inc 11,436 547
Cigna Corp 519,012 110,866
Dexcom Inc
(d)
411,712 256,583
Eli Lilly & Co 44,564 11,353
Herbalife Nutrition Ltd
(d)
1,236 57
McKesson Corp 1,523 317
Neurocrine Biosciences Inc
(d)
6,253 659
Sarepta Therapeutics Inc
(d)
5,057 400
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Zoetis Inc 1,024,624 $ 221,524
$ 652,374
Pipelines - 0.01%
Cheniere Energy Inc 15,611 1,614
New Fortress Energy Inc 1,848 56
$ 1,670
Private Equity - 0.05%
Ares Management Corp 8,047 682
Blackstone Inc 45,305 6,271
$ 6,953
Real Estate - 0.00%
CBRE Group Inc
(d)
1,236 129
REITs - 1.58%
American Tower Corp 30,033 8,468
CoreSite Realty Corp 2,209 315
Crown Castle International Corp 28,662 5,168
Equinix Inc 4,227 3,538
Equity LifeStyle Properties Inc 6,107 516
Extra Space Storage Inc 816 161
Iron Mountain Inc 13,432 613
Lamar Advertising Co 5,009 567
Public Storage 7,673 2,549
SBA Communications Corp 605,611 209,136
Simon Property Group Inc 18,893 2,769
$ 233,800
Retail - 4.89%
AutoZone Inc
(d)
297 530
Bath & Body Works Inc 9,514 657
Best Buy Co Inc 3,825 468
Burlington Stores Inc
(d)
4,159 1,149
CarMax Inc
(d)
976 134
Carvana Co
(d)
167,178 50,685
Chipotle Mexican Grill Inc
(d)
23,722 42,202
Costco Wholesale Corp 358,590 176,261
Darden Restaurants Inc 5,877 847
Dollar General Corp 319,012 70,667
Domino's Pizza Inc 1,653 808
Five Below Inc
(d)
3,665 723
Floor & Decor Holdings Inc
(d)
6,775 921
Freshpet Inc
(d)
2,710 423
GameStop Corp
(d)
4,258 781
Home Depot Inc/The 70,823 26,328
Lithia Motors Inc 183 58
Lowe's Cos Inc 47,077 11,008
Lululemon Athletica Inc
(d)
469,824 218,943
McDonald's Corp 8,865 2,177
Nordstrom Inc
(d)
6,510 187
O'Reilly Automotive Inc
(d)
1,396 869
Petco Health & Wellness Co Inc
(d)
366 9
RH
(d)
1,136 749
Ross Stores Inc 849,646 96,180
Starbucks Corp 78,421 8,318
Target Corp 14,858 3,857
TJX Cos Inc/The 80,251 5,256
Tractor Supply Co 7,658 1,663
Ulta Beauty Inc
(d)
3,530 1,297
Victoria's Secret & Co
(d)
3,170 160
Vroom Inc
(d)
2,121 41
Wendy's Co/The 12,456 278
Williams-Sonoma Inc 3,784 703
Yum China Holdings Inc 2,295 131
Yum! Brands Inc 1,772 221
$ 725,689
Savings & Loans - 0.00%
Sterling Bancorp/DE 1,172 30

Schedule of Investments
LargeCap Growth Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 3.40%
Advanced Micro Devices Inc
(d)
457,697 $ 55,029
Allegro MicroSystems Inc
(d)
2,655 89
Analog Devices Inc 14,251 2,472
Applied Materials Inc 60,923 8,325
ASML Holding NV - NY Reg Shares 138,038 112,208
Broadcom Inc 26,563 14,123
Brooks Automation Inc 4,011 467
Entegris Inc 8,966 1,262
IPG Photonics Corp
(d)
202 32
KLA Corp 10,222 3,810
Lam Research Corp 9,473 5,339
Microchip Technology Inc 30,112 2,231
Micron Technology Inc 10,309 712
MKS Instruments Inc 3,101 465
Monolithic Power Systems Inc 2,980 1,566
NVIDIA Corp 159,338 40,738
NXP Semiconductors NV 1,161,087 233,216
ON Semiconductor Corp
(d)
15,259 734
QUALCOMM Inc 75,076 9,988
Skyworks Solutions Inc 5,181 866
Teradyne Inc 11,073 1,531
Texas Instruments Inc 38,109 7,145
Xilinx Inc 16,395 2,951
$ 505,299
Software - 24.68%
Adobe Inc
(d)
416,710 271,012
Alteryx Inc
(d)
4,109 301
ANSYS Inc
(d)
2,409 914
Aspen Technology Inc
(d)
4,545 712
Atlassian Corp PLC
(d)
9,055 4,148
Autodesk Inc
(d)
857,746 272,429
Avalara Inc
(d)
5,638 1,013
Bentley Systems Inc 8,978 531
Bill.com Holdings Inc
(d)
5,256 1,547
Broadridge Financial Solutions Inc 6,993 1,248
C3.ai Inc
(d)
382 17
Cadence Design Systems Inc
(d)
18,320 3,171
CDK Global Inc 1,319 57
Citrix Systems Inc 2,928 277
Cloudflare Inc
(d)
16,190 3,152
Coupa Software Inc
(d)
452,943 103,135
Datadog Inc
(d)
15,432 2,578
DocuSign Inc
(d)
12,712 3,538
DoubleVerify Holdings Inc
(d),(g)
1,121 44
Dropbox Inc - A Shares
(d)
20,292 619
Duck Creek Technologies Inc
(d)
1,117 35
Dynatrace Inc
(d)
12,103 908
Elastic NV
(d)
4,630 803
Everbridge Inc
(d)
2,468 393
Fair Isaac Corp
(d)
1,852 737
Fidelity National Information Services Inc 177,964 19,708
Fiserv Inc
(d)
2,708 267
Five9 Inc
(d)
4,450 703
HubSpot Inc
(d)
2,965 2,402
Intuit Inc 880,930 551,453
Jack Henry & Associates Inc 1,347 224
Jamf Holding Corp
(d)
3,130 149
Magic Leap Inc
(d),(e),(f)
10,707 206
Manhattan Associates Inc
(d)
2,240 407
Microsoft Corp 3,316,886 1,099,946
MongoDB Inc
(d)
104,692 54,575
MSCI Inc 3,783 2,515
nCino Inc
(d)
3,718 270
New Relic Inc
(d)
3,419 277
Nuance Communications Inc
(d)
7,207 397
Nutanix Inc
(d)
12,822 440
Oracle Corp 104,552 10,031
Palantir Technologies Inc
(d)
108,244 2,801
Paychex Inc 18,720 2,308
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Paycom Software Inc
(d)
3,372 $ 1,847
Paycor HCM Inc
(d)
1,021 33
Pegasystems Inc 2,552 303
Playtika Holding Corp
(d)
6,882 195
Procore Technologies Inc
(d),(g)
500 46
PTC Inc
(d)
7,018 894
RingCentral Inc
(d)
5,337 1,301
Roper Technologies Inc 340,631 166,184
salesforce.com Inc
(d)
644,261 193,079
SentinelOne Inc
(d)
332,486 22,077
ServiceNow Inc
(d)
604,791 421,998
Skillz Inc
(d),(g)
20,546 230
Smartsheet Inc
(d)
7,976 550
Snowflake Inc - Class A
(d)
40,312 14,264
Splunk Inc
(d)
311,522 51,345
Stripe Inc - Class B
(d),(e),(f)
114,126 5,680
Synopsys Inc
(d)
182,997 60,971
Take-Two Interactive Software Inc
(d)
1,590 288
Teradata Corp
(d)
6,185 350
Twilio Inc
(d)
3,103 904
Tyler Technologies Inc
(d)
2,317 1,259
UiPath Inc
(d)
413,206 20,764
UIPATH Inc - Class A
(d),(f)
119,722 6,016
Unity Software Inc
(d)
9,800 1,483
Veeva Systems Inc
(d)
640,358 203,000
VMware Inc
(d),(g)
2,086 316
Workday Inc
(d)
76,819 22,276
Zoom Video Communications Inc
(d)
159,707 43,864
Zynga Inc
(d)
33,164 245
$ 3,664,160
Telecommunications - 0.02%
Arista Networks Inc
(d)
3,581 1,467
CommScope Holding Co Inc
(d)
13,999 150
Corning Inc 17,134 609
Switch Inc 8,005 202
Ubiquiti Inc 408 125
$ 2,553
Toys, Games & Hobbies - 0.00%
Mattel Inc
(d)
23,079 503
Transportation - 0.16%
CH Robinson Worldwide Inc 1,817 176
Expeditors International of Washington Inc 8,168 1,007
FedEx Corp 7,108 1,674
JB Hunt Transport Services Inc 4,967 979
Kansas City Southern 1,603 497
Landstar System Inc 2,227 392
Old Dominion Freight Line Inc 6,269 2,140
Union Pacific Corp 27,424 6,620
United Parcel Service Inc 48,164 10,282
XPO Logistics Inc
(d)
5,547 476
$ 24,243
TOTAL COMMON STOCKS $ 14,392,702
Total Investments $ 14,867,782
Other Assets and Liabilities -  (0.16)% (22,792)
TOTAL NET ASSETS - 100.00% $ 14,844,990
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,828 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
LargeCap Growth Fund I
October 31, 2021
See accompanying notes.

(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,775 or 0.01% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 31.85%
Communications 25.75%
Consumer, Non-cyclical 22.94%
Consumer, Cyclical 8.37%
Financial 5.01%
Industrial 3.30%
Basic Materials 1.48%
Money Market Funds 1.18%
Investment Companies 0.23%
Energy 0.05%
Utilities 0.00%
Other Assets and Liabilities
(0.16)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 95,143 $ 2,919,757 $ 2,841,360 $ 173,540
$ 95,143 $ 2,919,757 $ 2,841,360 $ 173,540
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Aurora Innovation   0.00% 03/01/2019 $ 3,026 $ 6,777 0.05%
Magic Leap Inc 01/20/2016-10/12/20217 5,204 206 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 7,365 0.05%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 6,660 0.04%
Rivian Automotive Series D   0.00% 12/23/2019 13,040 86,211 0.58%
Rivian Automotive Series E   0.00% 07/10/2020 27,484 126,030 0.85%
Rivian Automotive Series F   0.00% 01/19/2021 12,918 24,900 0.17%
Sila Nano Series F   0.00% 01/07/2021 4,277 4,277 0.03%
Stripe Inc - Class B 12/17/2019 1,791 5,680 0.04%
UIPATH Inc - Class A 04/21/2021 5,943 6,016 0.04%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 4,473 0.03%
Total $ 278,595 1.88%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; December 2021 Long 122 $ 28,042 $ 1,214
Total $ 1,214
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 3.88% Shares Held Value (000's)
Exchange-Traded Funds - 0.34%
iShares Core S&P 500 ETF 47,300 $ 21,804
Money Market Funds - 3.54%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
130,870 131
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
227,309,876 227,310
$ 227,441
TOTAL INVESTMENT COMPANIES $ 249,245
COMMON STOCKS - 95.91% Shares Held Value (000's)
Advertising - 0.07%
Interpublic Group of Cos Inc /The 62,111 $ 2,272
Omnicom Group Inc 33,833 2,303
$ 4,575
Aerospace & Defense - 1.33%
Boeing Co/The
(d)
86,940 17,999
General Dynamics Corp 36,610 7,423
Howmet Aerospace Inc 60,912 1,808
L3Harris Technologies Inc 31,708 7,310
Lockheed Martin Corp 38,888 12,923
Northrop Grumman Corp 23,747 8,483
Raytheon Technologies Corp 237,935 21,143
Teledyne Technologies Inc
(d)
7,354 3,304
TransDigm Group Inc
(d)
8,262 5,154
$ 85,547
Agriculture - 0.65%
Altria Group Inc 290,984 12,835
Archer-Daniels-Midland Co 88,265 5,670
Philip Morris International Inc 245,928 23,250
$ 41,755
Airlines - 0.21%
Alaska Air Group Inc
(d)
19,760 1,043
American Airlines Group Inc
(d)
102,164 1,962
Delta Air Lines Inc
(d)
100,975 3,951
Southwest Airlines Co
(d)
93,359 4,414
United Airlines Holdings Inc
(d)
51,065 2,356
$ 13,726
Apparel - 0.68%
Hanesbrands Inc 55,095 939
NIKE Inc 201,673 33,738
PVH Corp 11,259 1,231
Ralph Lauren Corp 7,672 976
Tapestry Inc 44,003 1,715
Under Armour Inc - Class A
(d)
29,768 654
Under Armour Inc - Class C
(d)
32,884 621
VF Corp 51,422 3,747
$ 43,621
Automobile Manufacturers - 2.74%
Cummins Inc 22,661 5,435
Ford Motor Co 619,169 10,576
General Motors Co
(d)
229,072 12,468
PACCAR Inc 54,782 4,910
Tesla Inc
(d)
128,038 142,634
$ 176,023
Automobile Parts & Equipment - 0.14%
Aptiv PLC
(d)
42,685 7,380
BorgWarner Inc 37,838 1,705
$ 9,085
Banks - 5.16%
Bank of America Corp 1,168,480 55,830
Bank of New York Mellon Corp/The 125,308 7,418
Citigroup Inc 319,814 22,118
Citizens Financial Group Inc 67,234 3,186
Comerica Inc 21,133 1,798
Fifth Third Bancorp 108,992 4,744
First Republic Bank/CA 27,819 6,018
Goldman Sachs Group Inc /The 53,192 21,987
Huntington Bancshares Inc /OH 232,992 3,667
JPMorgan Chase & Co 471,513 80,105
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
KeyCorp 150,910 $ 3,512
M&T Bank Corp 20,305 2,987
Morgan Stanley 230,324 23,673
Northern Trust Corp 32,884 4,046
PNC Financial Services Group Inc /The 67,062 14,152
Regions Financial Corp 150,621 3,567
State Street Corp 54,203 5,342
SVB Financial Group
(d)
9,257 6,641
Truist Financial Corp 210,629 13,369
US Bancorp 212,894 12,852
Wells Fargo & Co 647,966 33,150
Zions Bancorp NA 25,574 1,611
$ 331,773
Beverages - 1.30%
Brown-Forman Corp - B Shares 28,832 1,957
Coca-Cola Co/The 613,022 34,556
Constellation Brands Inc 26,550 5,756
Molson Coors Beverage Co 29,728 1,311
Monster Beverage Corp
(d)
59,252 5,037
PepsiCo Inc 218,090 35,243
$ 83,860
Biotechnology - 1.47%
Amgen Inc 89,604 18,545
Biogen Inc
(d)
23,517 6,272
Bio-Rad Laboratories Inc
(d)
3,392 2,696
Corteva Inc 115,851 4,999
Gilead Sciences Inc 197,844 12,836
Illumina Inc
(d)
23,147 9,607
Incyte Corp
(d)
29,618 1,984
Moderna Inc
(d)
55,411 19,128
Regeneron Pharmaceuticals Inc
(d)
16,584 10,613
Vertex Pharmaceuticals Inc
(d)
40,935 7,570
$ 94,250
Building Materials - 0.44%
Carrier Global Corp 136,917 7,151
Fortune Brands Home & Security Inc 21,757 2,206
Johnson Controls International plc 112,385 8,246
Martin Marietta Materials Inc 9,843 3,867
Masco Corp 39,001 2,557
Vulcan Materials Co 20,936 3,980
$ 28,007
Chemicals - 1.57%
Air Products and Chemicals Inc 34,931 10,473
Albemarle Corp 18,453 4,622
Celanese Corp 17,534 2,832
CF Industries Holdings Inc 33,940 1,928
Dow Inc 117,679 6,586
DuPont de Nemours Inc 82,536 5,744
Eastman Chemical Co 21,426 2,229
Ecolab Inc 39,275 8,728
FMC Corp 20,308 1,848
International Flavors & Fragrances Inc 39,301 5,795
Linde PLC 81,487 26,011
LyondellBasell Industries NV 41,698 3,870
Mosaic Co/The 54,551 2,268
PPG Industries Inc 37,454 6,014
Sherwin-Williams Co/The 38,222 12,101
$ 101,049
Commercial Services - 2.17%
Automatic Data Processing Inc 66,760 14,987
Cintas Corp 13,811 5,981
Equifax Inc 19,226 5,334
FleetCor Technologies Inc
(d)
13,035 3,225
Gartner Inc
(d)
13,200 4,381
Global Payments Inc 46,352 6,628
IHS Markit Ltd 62,897 8,222
MarketAxess Holdings Inc 5,997 2,451
Moody's Corp 25,560 10,330
Nielsen Holdings PLC 56,617 1,146

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
PayPal Holdings Inc
(d)
185,414 $ 43,125
Quanta Services Inc 21,958 2,663
Robert Half International Inc 17,669 1,998
Rollins Inc 35,716 1,258
S&P Global Inc 38,029 18,032
United Rentals Inc
(d)
11,423 4,331
Verisk Analytics Inc 25,461 5,354
$ 139,446
Computers - 7.15%
Accenture PLC - Class A 100,064 35,902
Apple Inc 2,477,935 371,195
Cognizant Technology Solutions Corp 82,937 6,476
DXC Technology Co
(d)
39,749 1,295
Fortinet Inc
(d)
21,390 7,194
Hewlett Packard Enterprise Co 206,068 3,019
HP Inc 189,551 5,749
International Business Machines Corp 141,432 17,693
Leidos Holdings Inc 22,337 2,233
NetApp Inc 35,347 3,156
Seagate Technology Holdings PLC 33,040 2,943
Western Digital Corp
(d)
48,357 2,529
$ 459,384
Consumer Products - 0.25%
Avery Dennison Corp 13,079 2,848
Church & Dwight Co Inc 38,747 3,385
Clorox Co/The 19,380 3,159
Kimberly-Clark Corp 53,140 6,881
$ 16,273
Cosmetics & Personal Care - 1.19%
Colgate-Palmolive Co 133,102 10,141
Estee Lauder Cos Inc /The 36,592 11,868
Procter & Gamble Co/The 383,033 54,770
$ 76,779
Distribution & Wholesale - 0.30%
Copart Inc
(d)
33,596 5,217
Fastenal Co 90,691 5,176
LKQ Corp 42,662 2,350
Pool Corp 6,328 3,260
WW Grainger Inc 6,903 3,197
$ 19,200
Diversified Financial Services - 3.61%
American Express Co 101,540 17,646
Ameriprise Financial Inc 17,949 5,423
BlackRock Inc 22,573 21,297
Capital One Financial Corp 70,395 10,632
Cboe Global Markets Inc 16,825 2,220
Charles Schwab Corp/The 236,885 19,432
CME Group Inc 56,670 12,498
Discover Financial Services 47,255 5,355
Franklin Resources Inc 44,433 1,399
Intercontinental Exchange Inc 88,863 12,304
Invesco Ltd 53,876 1,369
Mastercard Inc 137,464 46,122
Nasdaq Inc 18,467 3,876
Raymond James Financial Inc 29,223 2,881
Synchrony Financial 89,894 4,176
T Rowe Price Group Inc 35,810 7,766
Visa Inc 266,300 56,394
Western Union Co/The 64,120 1,168
$ 231,958
Electric - 2.18%
AES Corp/The 105,148 2,642
Alliant Energy Corp 39,490 2,234
Ameren Corp 40,575 3,420
American Electric Power Co Inc 78,937 6,687
CenterPoint Energy Inc 93,553 2,436
CMS Energy Corp 45,706 2,758
Consolidated Edison Inc 55,760 4,204
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Dominion Energy Inc 127,573 $ 9,687
DTE Energy Co 30,573 3,465
Duke Energy Corp 121,397 12,384
Edison International 59,916 3,770
Entergy Corp 31,708 3,266
Evergy Inc 36,182 2,307
Eversource Energy 54,225 4,604
Exelon Corp 154,297 8,207
FirstEnergy Corp 85,871 3,309
NextEra Energy Inc 309,553 26,414
NRG Energy Inc 38,625 1,541
Pinnacle West Capital Corp 17,797 1,148
PPL Corp 121,440 3,497
Public Service Enterprise Group Inc 79,778 5,090
Sempra Energy 50,387 6,431
Southern Co/The 167,077 10,412
WEC Energy Group Inc 49,774 4,483
Xcel Energy Inc 84,963 5,488
$ 139,884
Electrical Components & Equipment - 0.29%
AMETEK Inc 36,483 4,830
Emerson Electric Co 94,330 9,151
Generac Holdings Inc
(d)
9,959 4,965
$ 18,946
Electronics - 1.14%
Agilent Technologies Inc 47,882 7,541
Allegion plc 14,154 1,816
Amphenol Corp 94,391 7,246
Fortive Corp 56,550 4,282
Garmin Ltd 23,973 3,443
Honeywell International Inc 108,941 23,817
Keysight Technologies Inc
(d)
29,070 5,233
Mettler -Toledo International Inc
(d)
3,648 5,402
TE Connectivity Ltd 51,756 7,556
Trimble Inc
(d)
39,703 3,469
Waters Corp
(d)
9,683 3,559
$ 73,364
Energy - Alternate Sources - 0.08%
Enphase Energy Inc
(d)
21,243 4,921
Engineering & Construction - 0.05%
Jacobs Engineering Group Inc 20,563 2,887
Entertainment - 0.12%
Caesars Entertainment Inc
(d)
33,676 3,686
Live Nation Entertainment Inc
(d)
20,791 2,103
Penn National Gaming Inc
(d)
24,739 1,772
$ 7,561
Environmental Control - 0.25%
Pentair PLC 26,173 1,936
Republic Services Inc 33,156 4,463
Waste Management Inc 61,132 9,795
$ 16,194
Food - 0.87%
Campbell Soup Co 32,040 1,280
Conagra Brands Inc 75,794 2,441
General Mills Inc 95,667 5,912
Hershey Co/The 22,948 4,024
Hormel Foods Corp 44,479 1,882
J M Smucker Co/The 17,097 2,101
Kellogg Co 40,340 2,473
Kraft Heinz Co/The 106,172 3,810
Kroger Co/The 107,298 4,294
Lamb Weston Holdings Inc 22,899 1,293
McCormick & Co Inc /MD 39,322 3,155
Mondelez International Inc 220,568 13,397
Sysco Corp 80,725 6,208
Tyson Foods Inc 46,521 3,720
$ 55,990

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Forest Products & Paper - 0.05%
International Paper Co 61,672 $ 3,063
Gas - 0.05%
Atmos Energy Corp 20,639 1,901
NiSource Inc 61,920 1,528
$ 3,429
Hand & Machine Tools - 0.10%
Snap-on Inc 8,517 1,731
Stanley Black & Decker Inc 25,713 4,621
$ 6,352
Healthcare - Products - 3.90%
Abbott Laboratories 279,740 36,056
ABIOMED Inc
(d)
7,160 2,377
Align Technology Inc
(d)
11,594 7,239
Baxter International Inc 78,883 6,229
Bio- Techne Corp 6,137 3,214
Boston Scientific Corp
(d)
224,674 9,690
Cooper Cos Inc /The 7,772 3,240
Danaher Corp 100,258 31,257
DENTSPLY SIRONA Inc 34,487 1,973
Edwards Lifesciences Corp
(d)
98,356 11,785
Henry Schein Inc
(d)
22,043 1,683
Hologic Inc
(d)
39,999 2,932
IDEXX Laboratories Inc
(d)
13,425 8,943
Intuitive Surgical Inc
(d)
56,283 20,326
Medtronic PLC 212,061 25,418
PerkinElmer Inc 17,691 3,129
ResMed Inc 22,962 6,037
STERIS PLC 15,740 3,679
Stryker Corp 52,957 14,090
Teleflex Inc 7,384 2,636
Thermo Fisher Scientific Inc 62,080 39,301
West Pharmaceutical Services Inc 11,672 5,018
Zimmer Biomet Holdings Inc 32,952 4,716
$ 250,968
Healthcare - Services - 2.11%
Anthem Inc 38,473 16,741
Catalent Inc
(d)
26,879 3,705
Centene Corp
(d)
92,001 6,554
Charles River Laboratories International Inc
(d)
7,952 3,568
DaVita Inc
(d)
10,584 1,093
HCA Healthcare Inc 38,898 9,742
Humana Inc 20,278 9,392
IQVIA Holdings Inc
(d)
30,236 7,904
Laboratory Corp of America Holdings
(d)
15,259 4,380
Quest Diagnostics Inc 19,280 2,830
UnitedHealth Group Inc 148,787 68,512
Universal Health Services Inc 11,973 1,486
$ 135,907
Home Builders - 0.21%
DR Horton Inc 51,433 4,591
Lennar Corp - A Shares 43,346 4,332
NVR Inc
(d)
531 2,599
PulteGroup Inc 40,952 1,969
$ 13,491
Home Furnishings - 0.05%
Leggett & Platt Inc 21,034 986
Whirlpool Corp 9,895 2,086
$ 3,072
Housewares - 0.02%
Newell Brands Inc 59,742 1,368
Insurance - 3.15%
Aflac Inc 97,372 5,226
Allstate Corp/The 46,657 5,770
American International Group Inc 134,946 7,974
Aon PLC 35,622 11,396
Arthur J Gallagher & Co 32,622 5,470
Assurant Inc 9,281 1,497
Berkshire Hathaway Inc - Class B
(d)
292,498 83,950
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Brown & Brown Inc 36,880 $ 2,327
Chubb Ltd 69,231 13,526
Cincinnati Financial Corp 23,654 2,873
Everest Re Group Ltd 6,292 1,645
Globe Life Inc 14,767 1,315
Hartford Financial Services Group Inc /The 54,784 3,995
Lincoln National Corp 27,874 2,011
Loews Corp 32,071 1,798
Marsh & McLennan Cos Inc 79,943 13,334
MetLife Inc 114,932 7,218
Principal Financial Group Inc 39,387 2,642
Progressive Corp/The 92,336 8,761
Prudential Financial Inc 61,035 6,717
Travelers Cos Inc /The 39,369 6,334
W R Berkley Corp 22,131 1,762
Willis Towers Watson PLC 20,363 4,934
$ 202,475
Internet - 11.38%
Alphabet Inc - A Shares
(d)
47,510 140,673
Alphabet Inc - C Shares
(d)
44,459 131,839
Amazon.com Inc
(d)
68,725 231,770
Booking Holdings Inc
(d)
6,480 15,687
CDW Corp/DE 21,696 4,050
eBay Inc 102,573 7,870
Etsy Inc
(d)
19,974 5,007
Expedia Group Inc
(d)
22,925 3,769
F5 Networks Inc
(d)
9,516 2,009
Match Group Inc
(d)
43,678 6,586
Meta Platforms Inc
(d)
376,151 121,711
Netflix Inc
(d)
69,840 48,211
NortonLifeLock Inc 91,720 2,334
Twitter Inc
(d)
125,915 6,742
VeriSign Inc
(d)
15,359 3,420
$ 731,678
Iron & Steel - 0.08%
Nucor Corp 46,344 5,174
Leisure Products & Services - 0.11%
Carnival Corp
(d)
126,005 2,792
Norwegian Cruise Line Holdings Ltd
(d)
58,389 1,502
Royal Caribbean Cruises Ltd
(d)
35,365 2,986
$ 7,280
Lodging - 0.31%
Hilton Worldwide Holdings Inc
(d)
43,976 6,330
Las Vegas Sands Corp
(d)
54,247 2,105
Marriott International Inc /MD
(d)
43,163 6,907
MGM Resorts International 63,112 2,977
Wynn Resorts Ltd
(d)
16,610 1,492
$ 19,811
Machinery - Construction & Mining - 0.27%
Caterpillar Inc 86,388 17,624
Machinery - Diversified - 0.67%
Deere & Co 44,793 15,333
Dover Corp 22,717 3,841
IDEX Corp 11,993 2,669
Ingersoll Rand Inc 63,932 3,437
Otis Worldwide Corp 67,342 5,408
Rockwell Automation Inc 18,309 5,848
Westinghouse Air Brake Technologies Corp 29,827 2,706
Xylem Inc /NY 28,429 3,713
$ 42,955
Media - 1.72%
Charter Communications Inc
(d)
20,015 13,508
Comcast Corp - Class A 722,741 37,171
Discovery Inc - A Shares
(d),(e)
26,680 625
Discovery Inc - C Shares
(d)
47,926 1,081
DISH Network Corp
(d)
39,278 1,613
Fox Corp - A Shares 51,032 2,028
Fox Corp - B Shares 23,404 865

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
News Corp - A Shares 61,731 $ 1,414
News Corp - B Shares 19,216 433
ViacomCBS Inc - Class B 95,594 3,462
Walt Disney Co/The
(d)
286,731 48,478
$ 110,678
Mining - 0.24%
Freeport-McMoRan Inc 231,650 8,738
Newmont Corp 126,098 6,809
$ 15,547
Miscellaneous Manufacturers - 1.12%
3M Co 91,306 16,314
A O Smith Corp 21,018 1,536
Eaton Corp PLC 62,897 10,363
General Electric Co 173,205 18,164
Illinois Tool Works Inc 45,228 10,306
Parker-Hannifin Corp 20,365 6,040
Textron Inc 35,368 2,612
Trane Technologies PLC 37,494 6,784
$ 72,119
Office & Business Equipment - 0.07%
Zebra Technologies Corp
(d)
8,427 4,500
Oil & Gas - 2.29%
APA Corp 59,650 1,563
Chevron Corp 305,159 34,938
ConocoPhillips 211,300 15,740
Coterra Energy Inc 128,156 2,732
Devon Energy Corp 99,347 3,982
Diamondback Energy Inc 26,856 2,879
EOG Resources Inc 92,130 8,518
Exxon Mobil Corp 668,030 43,068
Hess Corp 43,488 3,591
Marathon Oil Corp 124,405 2,030
Marathon Petroleum Corp 100,705 6,640
Occidental Petroleum Corp 139,969 4,693
Phillips 66 69,113 5,168
Pioneer Natural Resources Co 35,801 6,694
Valero Energy Corp 64,510 4,989
$ 147,225
Oil & Gas Services - 0.22%
Baker Hughes Co 130,729 3,279
Halliburton Co 140,516 3,511
Schlumberger NV 220,665 7,119
$ 13,909
Packaging & Containers - 0.20%
Amcor PLC 243,285 2,936
Ball Corp 51,538 4,715
Packaging Corp of America 14,990 2,059
Sealed Air Corp 23,653 1,403
Westrock Co 42,130 2,027
$ 13,140
Pharmaceuticals - 4.77%
AbbVie Inc 278,849 31,976
AmerisourceBergen Corp 23,606 2,880
Becton Dickinson and Co 45,317 10,857
Bristol-Myers Squibb Co 350,636 20,477
Cardinal Health Inc 45,784 2,189
Cigna Corp 53,668 11,464
CVS Health Corp 208,220 18,590
Dexcom Inc
(d)
15,267 9,515
Eli Lilly & Co 125,283 31,917
Johnson & Johnson 415,390 67,659
McKesson Corp 24,407 5,074
Merck & Co Inc 399,435 35,170
Organon & Co 40,002 1,470
Pfizer Inc 884,698 38,697
Viatris Inc 190,819 2,547
Zoetis Inc 74,786 16,169
$ 306,651
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0.23%
Kinder Morgan Inc 307,573 $ 5,152
ONEOK Inc 70,323 4,474
Williams Cos Inc /The 191,714 5,385
$ 15,011
Real Estate - 0.09%
CBRE Group Inc
(d)
52,978 5,514
REITs - 2.43%
Alexandria Real Estate Equities Inc 21,877 4,466
American Tower Corp 71,819 20,251
AvalonBay Communities Inc 22,031 5,214
Boston Properties Inc 22,425 2,548
Crown Castle International Corp 68,198 12,296
Digital Realty Trust Inc 44,590 7,037
Duke Realty Corp 59,698 3,357
Equinix Inc 14,162 11,855
Equity Residential 53,770 4,646
Essex Property Trust Inc 10,263 3,489
Extra Space Storage Inc 21,114 4,167
Federal Realty Investment Trust 11,045 1,329
Healthpeak Properties Inc 85,046 3,020
Host Hotels & Resorts Inc
(d)
112,659 1,896
Iron Mountain Inc 45,674 2,085
Kimco Realty Corp 96,807 2,188
Mid-America Apartment Communities Inc 18,306 3,738
Prologis Inc 116,650 16,910
Public Storage 24,054 7,990
Realty Income Corp 86,900 6,207
Regency Centers Corp 24,125 1,699
SBA Communications Corp 17,285 5,969
Simon Property Group Inc 51,853 7,601
UDR Inc 44,031 2,445
Ventas Inc 60,016 3,203
Vornado Realty Trust 25,087 1,069
Welltower Inc 66,676 5,361
Weyerhaeuser Co 118,312 4,226
$ 156,262
Retail - 4.95%
Advance Auto Parts Inc 10,326 2,329
AutoZone Inc
(d)
3,400 6,068
Bath & Body Works Inc 41,776 2,886
Best Buy Co Inc 35,569 4,348
CarMax Inc
(d)
25,711 3,520
Chipotle Mexican Grill Inc
(d)
4,434 7,888
Costco Wholesale Corp 69,756 34,288
Darden Restaurants Inc 20,564 2,964
Dollar General Corp 37,272 8,257
Dollar Tree Inc
(d)
36,601 3,944
Domino's Pizza Inc 5,816 2,844
Gap Inc /The 33,961 771
Genuine Parts Co 22,599 2,963
Home Depot Inc /The 167,776 62,369
Lowe's Cos Inc 111,544 26,081
McDonald's Corp 117,841 28,936
O'Reilly Automotive Inc
(d)
10,881 6,772
Ross Stores Inc 56,350 6,379
Starbucks Corp 186,056 19,735
Target Corp 78,065 20,267
TJX Cos Inc /The 190,377 12,468
Tractor Supply Co 18,042 3,918
Ulta Beauty Inc
(d)
8,641 3,174
Walgreens Boots Alliance Inc 113,287 5,327
Walmart Inc 225,501 33,694
Yum! Brands Inc 46,652 5,829
$ 318,019
Savings & Loans - 0.02%
People's United Financial Inc 67,529 1,157

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors - 5.38%
Advanced Micro Devices Inc
(d)
191,399 $ 23,012
Analog Devices Inc 84,877 14,725
Applied Materials Inc 144,221 19,708
Broadcom Inc 64,735 34,418
Intel Corp 640,167 31,368
IPG Photonics Corp
(d)
5,656 899
KLA Corp 24,101 8,984
Lam Research Corp 22,486 12,672
Microchip Technology Inc 86,480 6,407
Micron Technology Inc 177,636 12,275
Monolithic Power Systems Inc 6,811 3,579
NVIDIA Corp 393,222 100,535
NXP Semiconductors NV 41,837 8,403
Qorvo Inc
(d)
17,538 2,950
QUALCOMM Inc 177,992 23,680
Skyworks Solutions Inc 26,059 4,355
Teradyne Inc 26,032 3,599
Texas Instruments Inc 145,678 27,312
Xilinx Inc 39,047 7,029
$ 345,910
Shipbuilding - 0.02%
Huntington Ingalls Industries Inc 6,335 1,284
Software - 10.60%
Activision Blizzard Inc 122,718 9,595
Adobe Inc
(d)
75,174 48,890
Akamai Technologies Inc
(d)
25,694 2,710
ANSYS Inc
(d)
13,769 5,226
Autodesk Inc
(d)
34,717 11,026
Broadridge Financial Solutions Inc 18,331 3,270
Cadence Design Systems Inc
(d)
43,675 7,561
Ceridian HCM Holding Inc
(d)
21,281 2,665
Cerner Corp 46,642 3,465
Citrix Systems Inc 19,604 1,857
Electronic Arts Inc 44,906 6,298
Fidelity National Information Services Inc 97,468 10,794
Fiserv Inc
(d)
94,043 9,262
Intuit Inc 43,119 26,992
Jack Henry & Associates Inc 11,722 1,951
Microsoft Corp 1,185,802 393,236
MSCI Inc 13,009 8,649
Oracle Corp 259,931 24,938
Paychex Inc 50,534 6,230
Paycom Software Inc
(d)
7,586 4,156
PTC Inc
(d)
16,668 2,123
Roper Technologies Inc 16,634 8,115
salesforce.com Inc
(d)
153,300 45,942
ServiceNow Inc
(d)
31,258 21,811
Synopsys Inc
(d)
24,076 8,022
Take-Two Interactive Software Inc
(d)
18,384 3,328
Tyler Technologies Inc
(d)
6,444 3,501
$ 681,613
Telecommunications - 2.00%
Arista Networks Inc
(d)
8,836 3,620
AT&T Inc 1,126,646 28,459
Cisco Systems Inc /Delaware 664,975 37,219
Corning Inc 121,286 4,314
Juniper Networks Inc 51,308 1,515
Lumen Technologies Inc 156,960 1,862
Motorola Solutions Inc 26,719 6,642
T-Mobile US Inc
(d)
92,554 10,646
Verizon Communications Inc 653,284 34,617
$ 128,894
Textiles - 0.02%
Mohawk Industries Inc
(d)
8,823 1,564
Toys, Games & Hobbies - 0.03%
Hasbro Inc 20,421 1,956
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 1.56%
CH Robinson Worldwide Inc 20,784 $ 2,016
CSX Corp 355,746 12,867
Expeditors International of Washington Inc 26,806 3,304
FedEx Corp 38,810 9,141
JB Hunt Transport Services Inc 13,278 2,618
Kansas City Southern 14,354 4,453
Norfolk Southern Corp 38,971 11,420
Old Dominion Freight Line Inc 14,803 5,053
Union Pacific Corp 102,902 24,841
United Parcel Service Inc 114,918 24,532
$ 100,245
Water - 0.08%
American Water Works Co Inc 28,639 4,988
TOTAL COMMON STOCKS $ 6,166,891
Total Investments $ 6,416,136
Other Assets and Liabilities -  0.21% 13,481
TOTAL NET ASSETS - 100.00% $ 6,429,617
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $131 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $124 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 23.20%
Consumer, Non-cyclical 18.68%
Communications 15.17%
Financial 14.46%
Consumer, Cyclical 9.89%
Industrial 7.44%
Money Market Funds 3.54%
Energy 2.82%
Utilities 2.31%
Basic Materials 1.94%
Investment Companies 0.34%
Other Assets and Liabilities
0.21%
TOTAL NET ASSETS
100.00%

Schedule of Investments
LargeCap S&P 500 Index Fund
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 79,783 $ 1,481,671 $ 1,334,144 $ 227,310
$ 79,783 $ 1,481,671 $ 1,334,144 $ 227,310
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; December 2021 Long 1,034 $ 237,665 $ 7,009
Total $ 7,009
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 2.59% Shares Held Value (000's)
Exchange-Traded Funds - 0.34%
iShares Russell 1000 Value ETF 74,361 $ 12,235
Money Market Funds - 2.25%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
708,882 709
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
79,337,691 79,338
$ 80,047
TOTAL INVESTMENT COMPANIES $ 92,282
COMMON STOCKS - 97.42% Shares Held Value (000's)
Advertising - 0.02%
Interpublic Group of Cos Inc /The 11,143 $ 408
Omnicom Group Inc 6,040 411
$ 819
Aerospace & Defense - 3.12%
Boeing Co/The
(d)
15,202 3,147
BWX Technologies Inc 667 38
General Dynamics Corp 164,216 33,295
HEICO Corp 860 120
HEICO Corp - Class A 1,511 190
Hexcel Corp
(d)
2,384 135
Howmet Aerospace Inc 10,292 306
L3Harris Technologies Inc 123,615 28,498
Lockheed Martin Corp 885 294
Mercury Systems Inc
(d)
1,565 81
Northrop Grumman Corp 3,910 1,397
Raytheon Technologies Corp 476,940 42,380
Spirit AeroSystems Holdings Inc 2,103 87
Teledyne Technologies Inc
(d)
1,309 588
TransDigm Group Inc
(d)
1,045 652
$ 111,208
Agriculture - 0.19%
Altria Group Inc 23,340 1,029
Archer-Daniels-Midland Co 15,794 1,015
Bunge Ltd 3,895 361
Darling Ingredients Inc
(d)
4,338 367
Philip Morris International Inc 44,206 4,179
$ 6,951
Airlines - 0.05%
Alaska Air Group Inc
(d)
3,432 181
American Airlines Group Inc
(d)
18,106 348
Copa Holdings SA
(d)
894 66
JetBlue Airways Corp
(d)
8,839 124
Southwest Airlines Co
(d)
16,755 792
United Airlines Holdings Inc
(d)
9,168 423
$ 1,934
Apparel - 1.05%
Capri Holdings Ltd
(d)
4,187 223
Carter's Inc 1,222 120
Columbia Sportswear Co 1,061 110
Deckers Outdoor Corp
(d)
682 270
Hanesbrands Inc 3,960 68
PVH Corp 2,009 220
Ralph Lauren Corp 280,615 35,685
Skechers USA Inc
(d)
3,319 153
Tapestry Inc 7,124 278
Under Armour Inc - Class A
(d)
5,446 120
Under Armour Inc - Class C
(d)
5,479 103
VF Corp 3,280 239
$ 37,589
Automobile Manufacturers - 0.84%
Cummins Inc 4,076 978
Ford Motor Co 111,066 1,897
General Motors Co
(d)
479,005 26,072
PACCAR Inc 9,665 866
TuSimple Holdings Inc
(d),(e)
899 35
$ 29,848
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0.06%
Allison Transmission Holdings Inc 747 $ 25
Aptiv PLC
(d)
6,255 1,082
BorgWarner Inc 6,793 306
Gentex Corp 6,847 242
Lear Corp 1,713 295
QuantumScape Corp
(d),(e)
1,670 48
$ 1,998
Banks - 10.61%
Bank of America Corp 819,929 39,176
Bank of Hawaii Corp 1,139 96
Bank of New York Mellon Corp/The 22,465 1,330
Bank OZK 3,500 156
BOK Financial Corp 908 92
Citigroup Inc 330,588 22,864
Citizens Financial Group Inc 9,918 470
Comerica Inc 3,800 323
Commerce Bancshares Inc /MO 3,023 213
Cullen/Frost Bankers Inc 1,600 207
East West Bancorp Inc 4,040 321
Fifth Third Bancorp 19,552 851
First Citizens BancShares Inc /NC 172 140
First Hawaiian Inc 3,749 103
First Horizon Corp 15,592 265
First Republic Bank/CA 5,057 1,094
FNB Corp/PA 9,280 108
Goldman Sachs Group Inc /The 183,639 75,907
Huntington Bancshares Inc /OH 41,553 654
JPMorgan Chase & Co 196,055 33,308
KeyCorp 27,068 630
M&T Bank Corp 3,637 535
Morgan Stanley 38,699 3,978
Northern Trust Corp 258,945 31,860
PacWest Bancorp 3,374 160
Pinnacle Financial Partners Inc 2,114 204
PNC Financial Services Group Inc /The 143,435 30,269
Popular Inc 2,248 183
Prosperity Bancshares Inc 2,557 193
Regions Financial Corp 27,269 646
Signature Bank/New York NY 1,684 502
State Street Corp 10,365 1,022
SVB Financial Group
(d)
1,608 1,154
Synovus Financial Corp 3,870 180
Truist Financial Corp 38,125 2,420
Umpqua Holdings Corp 6,354 130
US Bancorp 759,586 45,856
Webster Financial Corp 2,559 143
Wells Fargo & Co 1,173,551 60,039
Western Alliance Bancorp 171,920 19,958
Wintrust Financial Corp 1,651 146
Zions Bancorp NA 4,627 291
$ 378,177
Beverages - 1.78%
Brown-Forman Corp - A Shares 650 41
Brown-Forman Corp - B Shares 2,620 178
Coca-Cola Co/The 32,408 1,827
Coca-Cola Europacific Partners PLC 610,878 32,163
Constellation Brands Inc 4,542 985
Keurig Dr Pepper Inc 19,824 715
Molson Coors Beverage Co 5,004 221
Monster Beverage Corp
(d)
757 64
PepsiCo Inc 169,053 27,319
$ 63,513
Biotechnology - 1.93%
Amgen Inc 2,858 592
Biogen Inc
(d)
4,216 1,124
BioMarin Pharmaceutical Inc
(d)
5,171 410
Bio-Rad Laboratories Inc
(d)
607 482
Certara Inc
(d)
1,014 42
Corteva Inc 856,488 36,957

Schedule of Investments
LargeCap Value Fund III
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Exact Sciences Corp
(d)
364 $ 35
Exelixis Inc
(d)
1,269 27
Gilead Sciences Inc 389,393 25,264
Horizon Therapeutics Plc
(d)
5,031 603
Incyte Corp
(d)
753 50
Ionis Pharmaceuticals Inc
(d)
317 10
Iovance Biotherapeutics Inc
(d)
2,866 70
Mirati Therapeutics Inc
(d)
184 35
Nektar Therapeutics
(d)
5,006 76
Regeneron Pharmaceuticals Inc
(d)
2,540 1,625
Royalty Pharma PLC 3,764 149
Sage Therapeutics Inc
(d)
1,456 59
Seagen Inc
(d)
404 71
Ultragenyx Pharmaceutical Inc
(d)
466 39
United Therapeutics Corp
(d)
1,240 237
Vertex Pharmaceuticals Inc
(d)
4,411 816
$ 68,773
Building Materials - 0.17%
Armstrong World Industries Inc 698 74
AZEK Co Inc /The
(d)
1,409 52
Builders FirstSource Inc
(d)
5,810 339
Carrier Global Corp 13,123 685
Eagle Materials Inc 1,174 174
Fortune Brands Home & Security Inc 2,920 296
Hayward Holdings Inc
(d)
1,089 25
Johnson Controls International plc 20,311 1,490
Lennox International Inc 966 289
Louisiana-Pacific Corp 2,498 147
Martin Marietta Materials Inc 1,763 693
Masco Corp 6,996 459
MDU Resources Group Inc 5,719 176
Owens Corning 2,925 273
Vulcan Materials Co 3,750 713
$ 5,885
Chemicals - 3.38%
Air Products and Chemicals Inc 61,001 18,289
Albemarle Corp 3,295 825
Ashland Global Holdings Inc 1,579 152
Axalta Coating Systems Ltd
(d)
521,189 16,256
Celanese Corp 2,033 328
CF Industries Holdings Inc 6,121 348
Chemours Co/The 2,266 64
Diversey Holdings Ltd
(d)
334 6
Dow Inc 19,688 1,102
DuPont de Nemours Inc 14,879 1,036
Eastman Chemical Co 3,849 400
Ecolab Inc 873 194
Element Solutions Inc 6,569 149
FMC Corp 2,730 248
Huntsman Corp 822,881 26,810
International Flavors & Fragrances Inc 353,544 52,130
LyondellBasell Industries NV 6,539 607
Mosaic Co/The 9,905 412
NewMarket Corp 189 64
Olin Corp 3,769 215
PPG Industries Inc 3,882 623
RPM International Inc 1,505 131
Valvoline Inc 5,077 172
Westlake Chemical Corp 753 73
$ 120,634
Commercial Services - 1.21%
ADT Inc 4,492 37
AMERCO 256 189
Aramark 947,622 34,569
Automatic Data Processing Inc 967 217
Bright Horizons Family Solutions Inc
(d)
349 58
Chegg Inc
(d)
945 56
Cintas Corp 161 70
CoStar Group Inc
(d)
2,480 213
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Driven Brands Holdings Inc
(d)
1,525 $ 49
Dun & Bradstreet Holdings Inc
(d)
4,542 86
Equifax Inc 2,122 589
Euronet Worldwide Inc
(d)
420 47
FleetCor Technologies Inc
(d)
1,781 441
FTI Consulting Inc
(d)
952 137
Global Payments Inc 8,322 1,190
Grand Canyon Education Inc
(d)
1,331 106
GXO Logistics Inc
(d)
375 33
H&R Block Inc 1,008 23
IHS Markit Ltd 10,588 1,384
Legalzoom.com Inc
(d),(e)
215 6
ManpowerGroup Inc 1,540 149
Mister Car Wash Inc
(d)
309 6
Moody's Corp 238 96
Morningstar Inc 68 22
Nielsen Holdings PLC 10,214 207
Paysafe Ltd
(d),(e)
11,818 92
Quanta Services Inc 3,922 476
Robert Half International Inc 384 43
Rollins Inc 459 16
S&P Global Inc 1,997 947
Service Corp International/US 4,641 318
StoneCo Ltd
(d)
432 15
Terminix Global Holdings Inc
(d)
3,621 147
TransUnion 1,719 198
United Rentals Inc
(d)
1,340 508
Verisk Analytics Inc 1,633 343
WEX Inc
(d)
417 62
$ 43,145
Computers - 1.25%
Accenture PLC - Class A 3,537 1,269
Amdocs Ltd 3,630 283
CACI International Inc
(d)
658 189
Cognizant Technology Solutions Corp 460,450 35,957
Dell Technologies Inc
(d)
3,993 439
DXC Technology Co
(d)
7,270 237
Genpact Ltd 4,933 243
Hewlett Packard Enterprise Co 36,895 541
HP Inc 22,292 676
International Business Machines Corp 25,369 3,174
Leidos Holdings Inc 4,002 400
Lumentum Holdings Inc
(d)
2,144 177
McAfee Corp 277 6
NCR Corp
(d)
2,387 94
NetApp Inc 2,127 190
Pure Storage Inc
(d)
489 13
Science Applications International Corp 1,641 147
Western Digital Corp
(d)
8,703 455
$ 44,490
Consumer Products - 0.05%
Avery Dennison Corp 1,102 240
Church & Dwight Co Inc 6,590 576
Clorox Co/The 671 109
Kimberly-Clark Corp 4,756 616
Reynolds Consumer Products Inc 1,541 41
Spectrum Brands Holdings Inc 1,226 115
$ 1,697
Cosmetics & Personal Care - 0.30%
Colgate-Palmolive Co 11,139 848
Coty Inc
(d)
9,661 82
Procter & Gamble Co/The 69,109 9,882
$ 10,812
Distribution & Wholesale - 0.03%
Core & Main Inc
(d)
481 13
Fastenal Co 1,841 105
Leslie's Inc
(d)
355 7
LKQ Corp 7,724 426
SiteOne Landscape Supply Inc
(d)
597 140

Schedule of Investments
LargeCap Value Fund III
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
Univar Solutions Inc
(d)
4,821 $ 123
Watsco Inc 929 269
WW Grainger Inc 224 104
$ 1,187
Diversified Financial Services - 4.68%
Affiliated Managers Group Inc 1,178 198
Air Lease Corp 3,054 122
Alliance Data Systems Corp 1,409 120
Ally Financial Inc 10,231 488
American Express Co 162,074 28,165
Ameriprise Financial Inc 1,425 431
BlackRock Inc 4,058 3,829
Capital One Financial Corp 161,774 24,433
Cboe Global Markets Inc 3,014 398
Charles Schwab Corp/The 551,677 45,254
CME Group Inc 10,172 2,243
Credit Acceptance Corp
(d)
230 138
Discover Financial Services 3,825 433
Evercore Inc - Class A 1,125 171
Franklin Resources Inc 8,199 258
Interactive Brokers Group Inc - A Shares 2,276 161
Intercontinental Exchange Inc 228,031 31,573
Invesco Ltd 9,460 240
Janus Henderson Group PLC 4,843 225
Jefferies Financial Group Inc 6,213 267
Lazard Ltd 2,889 142
Nasdaq Inc 3,303 693
OneMain Holdings Inc 2,948 156
Raymond James Financial Inc 4,969 490
Santander Consumer USA Holdings Inc 1,711 71
SEI Investments Co 3,155 199
SLM Corp 8,654 159
Stifel Financial Corp 2,892 211
Synchrony Financial 13,123 610
T Rowe Price Group Inc 4,276 927
Tradeweb Markets Inc 2,974 265
UWM Holdings Corp
(e)
643 4
Virtu Financial Inc 2,647 66
Visa Inc 112,045 23,728
Western Union Co/The 8,709 159
$ 167,027
Electric - 2.96%
AES Corp/The 18,733 471
Alliant Energy Corp 7,093 401
Ameren Corp 7,218 608
American Electric Power Co Inc 14,196 1,203
Avangrid Inc 1,641 87
Brookfield Renewable Corp 2,712 112
CenterPoint Energy Inc 16,852 439
CMS Energy Corp 8,192 494
Consolidated Edison Inc 10,054 758
Dominion Energy Inc 22,863 1,736
DTE Energy Co 231,652 26,258
Duke Energy Corp 21,840 2,228
Edison International 10,577 666
Entergy Corp 5,684 586
Evergy Inc 6,490 414
Eversource Energy 9,736 827
Exelon Corp 523,105 27,824
FirstEnergy Corp 15,423 594
Hawaiian Electric Industries Inc 3,064 124
IDACORP Inc 1,440 150
NextEra Energy Inc 373,328 31,856
NRG Energy Inc 3,769 150
OGE Energy Corp 5,731 195
PG&E Corp
(d)
42,861 497
Pinnacle West Capital Corp 3,221 208
PPL Corp 21,859 630
Public Service Enterprise Group Inc 14,306 913
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Sempra Energy 9,084 $ 1,159
Southern Co/The 30,026 1,871
Vistra Corp 13,371 262
WEC Energy Group Inc 8,951 806
Xcel Energy Inc 15,271 986
$ 105,513
Electrical Components & Equipment - 0.08%
Acuity Brands Inc 1,022 210
AMETEK Inc 6,537 865
ChargePoint Holdings Inc
(d),(e)
2,974 74
Emerson Electric Co 16,931 1,642
Littelfuse Inc 668 197
$ 2,988
Electronics - 0.91%
Agilent Technologies Inc 899 142
Allegion plc 610 78
Amphenol Corp 4,788 368
Arrow Electronics Inc
(d)
2,029 235
Avnet Inc 2,833 108
Coherent Inc
(d)
73 19
Fortive Corp 9,265 701
Garmin Ltd 4,288 616
Honeywell International Inc 126,025 27,551
Hubbell Inc 1,541 307
Jabil Inc 857 51
Keysight Technologies Inc
(d)
2,951 531
National Instruments Corp 3,693 157
nVent Electric PLC 4,721 167
Sensata Technologies Holding PLC
(d)
4,420 244
SYNNEX Corp 1,185 124
Trimble Inc
(d)
7,099 620
Vontier Corp 2,204 75
Waters Corp
(d)
122 45
Woodward Inc 1,627 184
$ 32,323
Energy - Alternate Sources - 0.02%
First Solar Inc
(d)
3,004 359
Shoals Technologies Group Inc
(d)
2,900 90
Sunrun Inc
(d)
5,652 326
$ 775
Engineering & Construction - 0.83%
AECOM
(d)
424,006 28,990
Frontdoor Inc
(d)
773 29
Jacobs Engineering Group Inc 3,664 514
MasTec Inc
(d)
1,591 142
TopBuild Corp
(d)
160 41
$ 29,716
Entertainment - 0.03%
Caesars Entertainment Inc
(d)
2,142 234
Live Nation Entertainment Inc
(d)
2,347 237
Madison Square Garden Sports Corp
(d)
330 63
Marriott Vacations Worldwide Corp 1,179 185
Penn National Gaming Inc
(d)
4,147 297
Six Flags Entertainment Corp
(d)
1,351 56
$ 1,072
Environmental Control - 0.09%
Clean Harbors Inc
(d)
1,470 165
Pentair PLC 4,729 350
Republic Services Inc 5,960 802
Stericycle Inc
(d)
2,611 175
Waste Management Inc 10,089 1,617
$ 3,109
Food - 0.26%
Albertsons Cos Inc
(e)
4,404 136
Beyond Meat Inc
(d),(e)
200 20
Campbell Soup Co 5,532 221
Conagra Brands Inc 13,362 430
Flowers Foods Inc 5,338 132

Schedule of Investments
LargeCap Value Fund III
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
General Mills Inc 17,317 $ 1,070
Grocery Outlet Holding Corp
(d)
2,478 55
Hain Celestial Group Inc /The
(d)
2,349 105
Hershey Co/The 590 103
Hormel Foods Corp 8,007 339
Ingredion Inc 1,921 183
J M Smucker Co/The 3,025 372
Kellogg Co 3,972 243
Kraft Heinz Co/The 18,833 676
Kroger Co/The 21,209 849
Lamb Weston Holdings Inc 2,915 165
McCormick & Co Inc /MD 7,075 568
Mondelez International Inc 39,584 2,404
Pilgrim's Pride Corp
(d)
714 20
Post Holdings Inc
(d)
1,694 172
Seaboard Corp 8 31
Tyson Foods Inc 8,146 651
US Foods Holding Corp
(d)
6,302 219
$ 9,164
Forest Products & Paper - 0.02%
International Paper Co 11,100 551
Sylvamo Corp
(d)
1,009 29
$ 580
Gas - 0.03%
Atmos Energy Corp 3,667 338
National Fuel Gas Co 2,474 142
NiSource Inc 10,984 271
UGI Corp 5,966 259
$ 1,010
Hand & Machine Tools - 0.96%
MSA Safety Inc 741 113
Regal Rexnord Corp 1,510 230
Snap-on Inc 1,514 308
Stanley Black & Decker Inc 186,110 33,450
$ 34,101
Healthcare - Products - 2.22%
Abbott Laboratories 24,656 3,178
Adaptive Biotechnologies Corp
(d)
336 11
Baxter International Inc 14,264 1,126
Boston Scientific Corp
(d)
40,264 1,737
Cooper Cos Inc /The 1,372 572
Danaher Corp 17,085 5,327
DENTSPLY SIRONA Inc 6,164 353
Envista Holdings Corp
(d)
4,574 179
Globus Medical Inc
(d)
2,120 164
Henry Schein Inc
(d)
3,994 305
Hill-Rom Holdings Inc 1,885 292
Hologic Inc
(d)
7,193 527
ICU Medical Inc
(d)
564 132
Integra LifeSciences Holdings Corp
(d)
2,042 136
Masimo Corp
(d)
389 110
Medtronic PLC 452,337 54,217
Natera Inc
(d)
150 17
PerkinElmer Inc 3,175 562
QIAGEN NV
(d)
6,444 359
Quidel Corp
(d)
1,064 141
Repligen Corp
(d)
88 25
ResMed Inc 407 107
STERIS PLC 2,092 489
Stryker Corp 5,672 1,509
Tandem Diabetes Care Inc
(d)
123 17
Teleflex Inc 1,090 389
Thermo Fisher Scientific Inc 10,162 6,433
Zimmer Biomet Holdings Inc 5,940 850
$ 79,264
Healthcare - Services - 4.40%
Acadia Healthcare Co Inc
(d)
2,515 156
agilon health Inc
(d)
144 4
Amedisys Inc
(d)
104 18
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Anthem Inc 117,853 $ 51,281
Catalent Inc
(d)
3,525 486
Centene Corp
(d)
16,413 1,169
Charles River Laboratories International Inc
(d)
91 41
Chemed Corp 324 156
DaVita Inc
(d)
593 61
Encompass Health Corp 1,182 75
Humana Inc 3,659 1,695
IQVIA Holdings Inc
(d)
2,739 716
Laboratory Corp of America Holdings
(d)
2,739 786
Molina Healthcare Inc
(d)
1,385 410
Oak Street Health Inc
(d),(e)
284 13
PPD Inc
(d)
2,684 127
Quest Diagnostics Inc 3,463 508
Syneos Health Inc
(d)
2,522 235
Teladoc Health Inc
(d)
4,290 642
UnitedHealth Group Inc 212,875 98,023
Universal Health Services Inc 2,095 260
$ 156,862
Home Builders - 0.34%
DR Horton Inc 5,539 495
Lennar Corp - A Shares 108,934 10,886
Lennar Corp - B Shares 443 36
NVR Inc
(d)
32 157
PulteGroup Inc 5,269 253
Thor Industries Inc 895 91
Toll Brothers Inc 1,897 114
$ 12,032
Home Furnishings - 0.02%
Dolby Laboratories Inc 1,820 161
Leggett & Platt Inc 3,783 177
Whirlpool Corp 1,745 368
$ 706
Housewares - 0.01%
Newell Brands Inc 10,786 247
Insurance - 5.61%
Aflac Inc 18,823 1,010
Alleghany Corp
(d)
345 225
Allstate Corp/The 8,379 1,036
American Financial Group Inc /OH 1,923 262
American International Group Inc 1,344,800 79,465
Aon PLC 2,609 835
Arch Capital Group Ltd
(d)
8,389 351
Arthur J Gallagher & Co 5,817 975
Assurant Inc 1,666 269
Assured Guaranty Ltd 1,999 111
Athene Holding Ltd
(d)
3,309 288
Axis Capital Holdings Ltd 2,194 114
Berkshire Hathaway Inc - Class B
(d)
165,142 47,397
Brighthouse Financial Inc
(d)
2,348 118
Brown & Brown Inc 6,263 395
Chubb Ltd 118,301 23,113
Cincinnati Financial Corp 4,247 516
CNA Financial Corp 822 37
Equitable Holdings Inc 10,484 351
Erie Indemnity Co 220 45
Everest Re Group Ltd 870 227
Fidelity National Financial Inc 7,744 371
First American Financial Corp 2,967 217
Globe Life Inc 2,872 256
GoHealth Inc
(d)
348 2
Hanover Insurance Group Inc /The 1,033 130
Hartford Financial Services Group Inc /The 9,847 718
Kemper Corp 1,765 112
Lemonade Inc
(d),(e)
970 60
Lincoln National Corp 4,554 329
Loews Corp 6,156 345
Markel Corp
(d)
321 421
Marsh & McLennan Cos Inc 12,717 2,121

Schedule of Investments
LargeCap Value Fund III
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Mercury General Corp 801 $ 44
MetLife Inc 20,609 1,294
MGIC Investment Corp 9,628 156
Old Republic International Corp 7,933 205
Primerica Inc 1,110 187
Progressive Corp/The 16,579 1,573
Prudential Financial Inc 10,974 1,208
Reinsurance Group of America Inc 1,940 229
RenaissanceRe Holdings Ltd 778 110
Travelers Cos Inc /The 7,129 1,147
Unum Group 5,832 149
Voya Financial Inc 3,200 223
W R Berkley Corp 3,914 312
White Mountains Insurance Group Ltd 82 86
Willis Towers Watson PLC 127,792 30,962
$ 200,107
Internet - 1.11%
Alphabet Inc - A Shares
(d)
10,897 32,265
Alphabet Inc - C Shares
(d)
1,109 3,289
DoorDash Inc - Class A
(d)
491 96
F5 Networks Inc
(d)
1,687 356
Figs Inc
(d),(e)
614 21
GoDaddy Inc
(d)
4,273 295
IAC/InterActiveCorp
(d)
2,166 330
Mandiant Inc
(d)
4,696 82
NortonLifeLock Inc 11,456 291
Opendoor Technologies Inc
(d)
9,559 227
TripAdvisor Inc
(d)
1,082 36
Twitter Inc
(d)
19,803 1,060
Uber Technologies Inc
(d)
6,597 289
VeriSign Inc
(d)
2,795 622
Vimeo Inc
(d)
284 10
Wayfair Inc
(d)
950 237
$ 39,506
Iron & Steel - 0.06%
Cleveland-Cliffs Inc
(d)
12,920 311
Nucor Corp 8,344 932
Reliance Steel & Aluminum Co 1,812 265
Steel Dynamics Inc 4,476 296
United States Steel Corp 7,583 200
$ 2,004
Leisure Products & Services - 0.05%
Brunswick Corp/DE 1,924 179
Carnival Corp
(d)
24,158 535
Harley-Davidson Inc 4,385 160
Norwegian Cruise Line Holdings Ltd
(d)
10,393 267
Planet Fitness Inc
(d)
737 59
Polaris Inc 502 58
Royal Caribbean Cruises Ltd
(d)
6,214 525
Virgin Galactic Holdings Inc
(d),(e)
326 6
$ 1,789
Lodging - 0.60%
Boyd Gaming Corp
(d)
1,831 117
Hilton Worldwide Holdings Inc
(d)
2,565 369
Hyatt Hotels Corp
(d)
1,146 97
Las Vegas Sands Corp
(d)
519,531 20,163
MGM Resorts International 11,383 537
Travel + Leisure Co 806 44
Wyndham Hotels & Resorts Inc 960 81
$ 21,408
Machinery - Construction & Mining - 0.82%
Caterpillar Inc 2,147 438
Oshkosh Corp 1,939 207
Vertiv Holdings Co 1,115,765 28,653
$ 29,298
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 1.74%
AGCO Corp 1,597 $ 195
Colfax Corp
(d)
3,315 171
Crane Co 1,408 146
Curtiss-Wright Corp 1,184 151
Deere & Co 107,135 36,673
Dover Corp 4,070 688
Flowserve Corp 3,731 126
Gates Industrial Corp PLC
(d)
2,700 44
Graco Inc 1,805 136
IDEX Corp 2,153 479
Ingersoll Rand Inc 11,514 619
Middleby Corp/The
(d)
109,771 20,026
Nordson Corp 1,363 347
Otis Worldwide Corp 12,191 979
Rockwell Automation Inc 1,295 414
Toro Co/The 166 16
Westinghouse Air Brake Technologies Corp 5,184 470
Xylem Inc /NY 1,732 226
$ 61,906
Media - 2.63%
Altice USA Inc
(d)
1,286,154 20,965
Cable One Inc 71 121
Charter Communications Inc
(d)
198 134
Comcast Corp - Class A 818,636 42,102
Discovery Inc - A Shares
(d)
4,683 110
Discovery Inc - C Shares
(d)
8,894 201
DISH Network Corp
(d)
7,048 289
FactSet Research Systems Inc 148 66
Fox Corp - A Shares 9,143 363
Fox Corp - B Shares 4,383 162
Liberty Broadband Corp - A Shares
(d)
706 113
Liberty Broadband Corp - C Shares
(d)
4,108 667
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
708 37
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,681 317
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
2,264 113
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
4,598 227
New York Times Co/The 4,665 255
News Corp - A Shares 11,128 255
News Corp - B Shares 3,440 78
Nexstar Media Group Inc 1,086 163
Sirius XM Holdings Inc
(e)
25,595 156
ViacomCBS Inc - Class A 241 9
ViacomCBS Inc - Class B 16,535 599
Walt Disney Co/The
(d)
155,755 26,333
World Wrestling Entertainment Inc 171 10
$ 93,845
Metal Fabrication & Hardware - 0.01%
Timken Co/The 1,811 128
Valmont Industries Inc 597 143
$ 271
Mining - 0.08%
Alcoa Corp 5,296 243
Freeport-McMoRan Inc 29,356 1,107
Newmont Corp 22,750 1,229
Royal Gold Inc 1,856 184
Southern Copper Corp 211 13
$ 2,776
Miscellaneous Manufacturers - 1.45%
3M Co 14,021 2,505
A O Smith Corp 3,800 278
Carlisle Cos Inc 900 201
Donaldson Co Inc 3,114 187
Eaton Corp PLC 259,811 42,806
General Electric Co 31,002 3,251
Illinois Tool Works Inc 921 210

Schedule of Investments
LargeCap Value Fund III
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
ITT Inc 2,473 $ 233
Parker-Hannifin Corp 3,044 903
Textron Inc 6,398 472
Trane Technologies PLC 3,475 629
$ 51,675
Office & Business Equipment - 0.00%
Xerox Holdings Corp 4,030 72
Oil & Gas - 7.51%
APA Corp 10,756 282
Chevron Corp 233,864 26,775
ConocoPhillips 475,983 35,456
Continental Resources Inc /OK 1,655 81
Coterra Energy Inc 18,971 404
Devon Energy Corp 19,122 766
Diamondback Energy Inc 2,695 289
EOG Resources Inc 297,124 27,472
EQT Corp
(d)
7,898 157
Exxon Mobil Corp 120,227 7,751
Hess Corp 607,124 50,130
HollyFrontier Corp 4,281 145
Marathon Oil Corp 22,026 360
Marathon Petroleum Corp 18,108 1,194
Occidental Petroleum Corp 20,930 702
Phillips 66 613,839 45,903
Pioneer Natural Resources Co 184,079 34,419
Valero Energy Corp 460,339 35,598
$ 267,884
Oil & Gas Services - 0.07%
Baker Hughes Co 20,907 524
Halliburton Co 23,791 595
NOV Inc
(d)
11,079 155
Schlumberger NV 39,702 1,281
$ 2,555
Packaging & Containers - 0.09%
Amcor PLC 43,707 528
AptarGroup Inc 1,835 222
Ardagh Group SA 412 10
Ball Corp 6,417 587
Berry Global Group Inc
(d)
3,829 251
Crown Holdings Inc 3,146 327
Graphic Packaging Holding Co 5,950 119
Packaging Corp of America 2,684 369
Sealed Air Corp 1,974 117
Silgan Holdings Inc 2,373 95
Sonoco Products Co 2,869 166
Westrock Co 7,489 360
$ 3,151
Pharmaceuticals - 7.11%
AmerisourceBergen Corp 4,217 515
Becton Dickinson and Co 145,059 34,755
Bristol-Myers Squibb Co 63,416 3,703
Cardinal Health Inc 3,369 161
Cigna Corp 9,492 2,028
CVS Health Corp 936,276 83,590
Elanco Animal Health Inc
(d)
12,624 415
Eli Lilly & Co 5,052 1,287
Herbalife Nutrition Ltd
(d)
2,542 118
Jazz Pharmaceuticals PLC
(d)
1,675 223
Johnson & Johnson 74,805 12,184
McKesson Corp 130,875 27,206
Merck & Co Inc 655,245 57,695
Organon & Co 7,194 264
Perrigo Co PLC 480,145 21,679
Pfizer Inc 158,487 6,932
Premier Inc 3,487 136
Viatris Inc 34,261 457
Zoetis Inc 702 152
$ 253,500
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0.09%
Antero Midstream Corp 9,498 $ 101
DT Midstream Inc 2,735 131
Kinder Morgan Inc 55,220 925
ONEOK Inc 12,587 801
Targa Resources Corp 6,309 345
Williams Cos Inc /The 34,485 969
$ 3,272
Private Equity - 0.04%
Ares Management Corp 472 40
Carlyle Group Inc /The 4,602 258
KKR & Co Inc 15,797 1,259
$ 1,557
Real Estate - 0.04%
CBRE Group Inc
(d)
8,969 933
Howard Hughes Corp/The
(d)
1,180 103
Jones Lang LaSalle Inc
(d)
1,449 374
$ 1,410
REITs - 3.19%
AGNC Investment Corp 14,920 238
Alexandria Real Estate Equities Inc 132,422 27,033
American Campus Communities Inc 3,925 211
American Homes 4 Rent 8,029 326
Americold Realty Trust 7,409 218
Annaly Capital Management Inc 39,664 336
Apartment Income REIT Corp 4,385 235
AvalonBay Communities Inc 3,954 936
Boston Properties Inc 4,456 506
Brixmor Property Group Inc 8,492 199
Camden Property Trust 2,761 450
CoreSite Realty Corp 264 38
Cousins Properties Inc 4,242 168
CubeSmart 5,692 313
CyrusOne Inc 3,443 282
Digital Realty Trust Inc 7,961 1,256
Douglas Emmett Inc 4,769 156
Duke Realty Corp 10,569 594
EPR Properties 2,163 109
Equinix Inc 734 614
Equity LifeStyle Properties Inc 2,326 197
Equity Residential 10,453 903
Essex Property Trust Inc 1,838 625
Extra Space Storage Inc 3,387 669
Federal Realty Investment Trust 2,187 263
First Industrial Realty Trust Inc 3,617 211
Gaming and Leisure Properties Inc 6,289 305
Healthcare Trust of America Inc 6,236 208
Healthpeak Properties Inc 15,290 543
Highwoods Properties Inc 2,950 132
Host Hotels & Resorts Inc
(d)
20,031 337
Hudson Pacific Properties Inc 4,158 107
Invitation Homes Inc 16,370 675
Iron Mountain Inc 2,407 110
JBG SMITH Properties 3,492 101
Kilroy Realty Corp 3,290 222
Kimco Realty Corp 16,493 373
Lamar Advertising Co 309 35
Life Storage Inc 2,163 289
Medical Properties Trust Inc 16,776 358
MGM Growth Properties LLC 792,538 31,210
Mid-America Apartment Communities Inc 3,275 669
National Retail Properties Inc 4,909 223
New Residential Investment Corp 12,300 140
Omega Healthcare Investors Inc 6,666 196
Park Hotels & Resorts Inc
(d)
6,653 123
Prologis Inc 218,678 31,700
Public Storage 1,011 336
Rayonier Inc 3,914 146
Realty Income Corp 11,062 790
Regency Centers Corp 4,831 340

Schedule of Investments
LargeCap Value Fund III
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Rexford Industrial Realty Inc 3,914 $ 263
SBA Communications Corp 2,561 884
Simon Property Group Inc 1,213 178
SL Green Realty Corp 1,900 133
Spirit Realty Capital Inc 3,266 160
Starwood Property Trust Inc 7,831 199
STORE Capital Corp 6,916 237
Sun Communities Inc 3,252 637
UDR Inc 8,399 466
Ventas Inc 10,791 576
VEREIT Inc 6,488 326
VICI Properties Inc 16,668 489
Vornado Realty Trust 5,031 215
Welltower Inc 12,005 965
Weyerhaeuser Co 21,253 759
WP Carey Inc 5,187 400
$ 113,641
Retail - 8.16%
Advance Auto Parts Inc 246,311 55,548
AutoNation Inc
(d)
1,283 155
AutoZone Inc
(d)
481 858
Bath & Body Works Inc 2,929 202
Best Buy Co Inc 5,459 667
Burlington Stores Inc
(d)
110 30
CarMax Inc
(d)
4,227 579
Casey's General Stores Inc 1,051 201
Costco Wholesale Corp 817 402
Darden Restaurants Inc 1,184 171
Dick's Sporting Goods Inc 1,765 219
Dollar General Corp 297,248 65,847
Dollar Tree Inc
(d)
6,570 708
Domino's Pizza Inc 334 163
Foot Locker Inc 2,547 121
Gap Inc /The 5,707 129
Genuine Parts Co 4,027 528
Home Depot Inc /The 76,748 28,530
Kohl's Corp 4,443 216
Lithia Motors Inc 34,044 10,868
Lowe's Cos Inc 203,869 47,669
McDonald's Corp 17,429 4,280
MSC Industrial Direct Co Inc 1,275 107
Nordstrom Inc
(d)
494 14
Ollie's Bargain Outlet Holdings Inc
(d)
1,848 125
O'Reilly Automotive Inc
(d)
1,346 838
Penske Automotive Group Inc 902 96
Petco Health & Wellness Co Inc
(d),(e)
1,472 36
Qurate Retail Inc 10,787 113
Ross Stores Inc 178,395 20,194
Target Corp 7,791 2,023
Victoria's Secret & Co
(d)
943 48
Vroom Inc
(d)
2,448 47
Walgreens Boots Alliance Inc 20,356 957
Walmart Inc 312,292 46,663
Williams-Sonoma Inc 510 95
Yum China Holdings Inc 11,004 628
Yum! Brands Inc 7,742 967
$ 291,042
Savings & Loans - 0.01%
New York Community Bancorp Inc 12,735 158
People's United Financial Inc 12,102 208
Sterling Bancorp/DE 4,991 127
TFS Financial Corp 1,395 27
$ 520
Semiconductors - 4.26%
Analog Devices Inc 9,165 1,590
ASML Holding NV - NY Reg Shares 34,284 27,869
Broadcom Inc 83,744 44,524
Brooks Automation Inc 364 42
Cirrus Logic Inc
(d)
1,667 135
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Intel Corp 114,751 $ 5,623
IPG Photonics Corp
(d)
946 150
Marvell Technology Inc 23,262 1,593
Microchip Technology Inc 454,580 33,680
Micron Technology Inc 27,417 1,895
MKS Instruments Inc 245 37
NXP Semiconductors NV 5,218 1,048
ON Semiconductor Corp
(d)
5,513 265
Qorvo Inc
(d)
3,149 530
QUALCOMM Inc 134,012 17,829
Skyworks Solutions Inc 2,471 413
Texas Instruments Inc 76,570 14,355
Wolfspeed Inc
(d)
3,268 393
$ 151,971
Shipbuilding - 0.01%
Huntington Ingalls Industries Inc 1,115 226
Software - 3.33%
Activision Blizzard Inc 433,835 33,922
Akamai Technologies Inc
(d)
4,558 481
ANSYS Inc
(d)
1,442 547
Black Knight Inc
(d)
4,308 302
Broadridge Financial Solutions Inc 301 54
C3.ai Inc
(d)
712 32
CDK Global Inc 2,906 126
Ceridian HCM Holding Inc
(d)
3,661 458
Cerner Corp 8,397 624
Change Healthcare Inc
(d)
6,997 151
Citrix Systems Inc 2,262 214
Clarivate PLC
(d)
12,340 289
Cloudflare Inc
(d)
406 79
Concentrix Corp 1,184 210
Datto Holding Corp
(d)
677 16
Duck Creek Technologies Inc
(d)
1,579 50
Dynatrace Inc
(d)
307 23
Electronic Arts Inc 8,056 1,130
Fastly Inc
(d)
2,997 152
Fidelity National Information Services Inc 17,587 1,948
Fiserv Inc
(d)
15,822 1,558
Guidewire Software Inc
(d)
2,378 299
Jack Henry & Associates Inc 1,547 257
Jamf Holding Corp
(d)
230 11
Manhattan Associates Inc
(d)
837 152
Microsoft Corp 127,205 42,184
MSCI Inc 661 439
N-Able Inc
(d)
992 13
Nuance Communications Inc
(d)
5,011 276
Oracle Corp 224,133 21,504
Paychex Inc 1,171 144
Paycor HCM Inc
(d)
183 6
Pegasystems Inc 77 9
Procore Technologies Inc
(d),(e)
80 7
Roper Technologies Inc 2,974 1,451
salesforce.com Inc
(d)
21,224 6,361
Signify Health Inc
(d),(e)
1,789 29
Snowflake Inc - Class A
(d)
327 116
SolarWinds Corp 992 16
SS&C Technologies Holdings Inc 6,354 505
Synopsys Inc
(d)
1,574 524
Take-Two Interactive Software Inc
(d)
2,592 469
Teradata Corp
(d)
453 26
Twilio Inc
(d)
3,400 991
Tyler Technologies Inc
(d)
152 82
VMware Inc
(d)
1,432 217
Zynga Inc
(d)
14,865 110
$ 118,564
Telecommunications - 2.87%
Arista Networks Inc
(d)
182 75
AT&T Inc 203,046 5,129
Ciena Corp
(d)
4,379 238

Schedule of Investments
LargeCap Value Fund III
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Cisco Systems Inc /Delaware 823,889 $ 46,113
Corning Inc 14,290 508
Juniper Networks Inc 9,199 272
Lumen Technologies Inc 31,231 370
Motorola Solutions Inc 4,713 1,172
T-Mobile US Inc
(d)
365,618 42,056
Ubiquiti Inc 21 6
Verizon Communications Inc 117,645 6,234
Viasat Inc
(d)
1,973 118
$ 102,291
Textiles - 0.01%
Mohawk Industries Inc
(d)
1,586 281
Toys, Games & Hobbies - 0.01%
Hasbro Inc 3,639 348
Transportation - 2.53%
CH Robinson Worldwide Inc 3,005 291
CSX Corp 64,278 2,325
Expeditors International of Washington Inc 1,294 159
FedEx Corp 3,933 926
JB Hunt Transport Services Inc 267,877 52,823
Kansas City Southern 1,886 585
Kirby Corp
(d)
1,725 90
Knight-Swift Transportation Holdings Inc 4,558 258
Landstar System Inc 123 22
Norfolk Southern Corp 7,004 2,053
Old Dominion Freight Line Inc 230 79
Ryder System Inc 1,516 129
Schneider National Inc 1,473 37
Union Pacific Corp 125,472 30,289
XPO Logistics Inc
(d)
375 32
$ 90,098
Water - 0.03%
American Water Works Co Inc 5,150 897
Essential Utilities Inc 6,411 302
$ 1,199
TOTAL COMMON STOCKS $ 3,473,316
Total Investments $ 3,565,598
Other Assets and Liabilities -  (0.01)% (274)
TOTAL NET ASSETS - 100.00% $ 3,565,324
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $709 or
0.02% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $705 or 0.02% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 24.18%
Consumer, Non-cyclical 19.45%
Industrial 12.81%
Consumer, Cyclical 11.26%
Technology 8.84%
Energy 7.69%
Communications 6.63%
Basic Materials 3.54%
Utilities 3.02%
Money Market Funds 2.25%
Investment Companies 0.34%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 44,291 $ 1,471,042 $ 1,435,995 $ 79,338
$ 44,291 $ 1,471,042 $ 1,435,995 $ 79,338
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini ; December 2021 Long 75 $ 17,239 $ 626
Total $ 626
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 0 .00 % Shares Held Value (000's)
Money Market Funds - 0 .00%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
587,406 $ 587
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
4,862 5
$ 592
TOTAL INVESTMENT COMPANIES $ 592
COMMON STOCKS - 100 .02 % Shares Held Value (000's)
Aerospace & Defense - 5 .48%
HEICO Corp - Class A 3,345,485 $ 420,460
TransDigm Group Inc
(d)
1,468,375 916,002
$ 1,336,462
Banks - 0 .83%
First Republic Bank/CA 931,524 201,517
Beverages - 0 .24%
Brown-Forman Corp - B Shares 875,963 59,469
Building Materials - 4 .20%
Martin Marietta Materials Inc 737,451 289,700
Summit Materials Inc
(d)
4,083,840 145,589
Vulcan Materials Co 3,096,160 588,642
$ 1,023,931
Chemicals - 0 .55%
Air Products and Chemicals Inc 445,365 133,525
Commercial Services - 10 .18%
Bright Horizons Family Solutions Inc
(d)
795,157 131,996
CoStar Group Inc
(d)
10,051,191 864,905
Everarc Holdings Ltd - Warrants
(d)
2,883,826 216
Gartner Inc
(d)
858,294 284,876
IHS Markit Ltd 892,857 116,714
Moody's Corp 590,451 238,631
S&P Global Inc 118,009 55,955
Square Inc
(d)
638,987 162,622
TransUnion 2,974,642 342,947
Verisk Analytics Inc 1,349,990 283,863
$ 2,482,725
Distribution & Wholesale - 4 .94%
Copart Inc
(d)
5,436,664 844,260
Fastenal Co 6,321,114 360,809
$ 1,205,069
Diversified Financial Services - 1 .16%
Brookfield Asset Management Reinsurance
Partners Ltd
(d),(e)
146,196 9,013
Credit Acceptance Corp
(d)
456,286 272,955
$ 281,968
Electric - 2 .43%
Brookfield Infrastructure Partners LP 7,809,537 459,435
Brookfield Renewable Partners LP 3,331,664 133,600
$ 593,035
Electronics - 1 .92%
Agilent Technologies Inc 696,676 109,720
Mettler-Toledo International Inc
(d)
241,980 358,343
$ 468,063
Entertainment - 3 .81%
Live Nation Entertainment Inc
(d)
5,145,441 520,462
Vail Resorts Inc 1,184,228 408,215
$ 928,677
Healthcare - Products - 1 .43%
IDEXX Laboratories Inc
(d)
525,011 349,731
Holding Companies - Diversified - 0 .14%
Everarc Holdings Ltd
(c),(d)
2,883,826 33,172
Home Builders - 2 .37%
Lennar Corp - A Shares 2,533,942 253,217
Lennar Corp - B Shares 37,552 3,082
NVR Inc
(d)
65,940 322,763
$ 579,062
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 6 .34%
Aon PLC 516,355 $ 165,192
Arch Capital Group Ltd
(d)
5,177,721 216,533
Brown & Brown Inc 5,668,217 357,721
Fidelity National Financial Inc 1,109,405 53,152
Markel Corp
(d)
436,065 572,610
Progressive Corp/The 1,894,037 179,706
$ 1,544,914
Internet - 4 .46%
Etsy Inc
(d)
1,127,436 282,637
VeriSign Inc
(d)
1,793,867 399,440
Wix.com Ltd
(d)
2,176,535 404,749
$ 1,086,826
Lodging - 3 .53%
Hilton Worldwide Holdings Inc
(d)
4,930,597 709,759
Hyatt Hotels Corp
(d)
1,781,455 151,780
$ 861,539
Machinery - Diversified - 0 .63%
Cognex Corp 868,804 76,098
Colfax Corp
(d)
1,520,399 78,483
$ 154,581
Media - 3 .81%
Liberty Broadband Corp - A Shares
(d)
668,266 107,437
Liberty Broadband Corp - C Shares
(d)
3,457,980 561,749
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
509,148 26,552
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,140,642 231,048
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
22,391 1,115
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
36,306 1,790
$ 929,691
Private Equity - 9 .87%
Ares Management Corp 1,536,034 130,163
Brookfield Asset Management Inc 20,178,720 1,218,593
KKR & Co Inc 10,710,944 853,341
Onex Corp 2,741,571 204,192
$ 2,406,289
Real Estate - 2 .65%
CBRE Group Inc
(d)
3,703,509 385,461
Howard Hughes Corp/The
(d)
1,868,303 162,785
Kennedy-Wilson Holdings Inc 4,407,058 98,586
$ 646,832
REITs - 2 .76%
SBA Communications Corp 1,948,275 672,798
Retail - 9 .36%
CarMax Inc
(d)
6,017,502 823,916
Dollar General Corp 1,191,968 264,045
Domino's Pizza Inc 817,702 399,832
O'Reilly Automotive Inc
(d)
1,043,185 649,195
Restaurant Brands International Inc
(e)
257,305 14,574
Ross Stores Inc 1,167,523 132,163
$ 2,283,725
Semiconductors - 1 .51%
Microchip Technology Inc 4,960,034 367,489
Software - 15 .42%
ANSYS Inc
(d)
1,057,048 401,234
Autodesk Inc
(d)
2,221,307 705,509
Black Knight Inc
(d)
6,337,667 444,334
Guidewire Software Inc
(d)
3,799,960 477,769
HubSpot Inc
(d)
142,062 115,103
MSCI Inc 418,138 278,012
Qualtrics International Inc
(d)
759,763 35,192
Roper Technologies Inc 1,145,621 558,914

Schedule of Investments
MidCap Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Tyler Technologies Inc
(d)
1,371,461 $ 745,005
$ 3,761,072
TOTAL COMMON STOCKS $ 24,392,162
Total Investments $ 24,392,754
Other Assets and Liabilities -  (0.02)% (4,209)
TOTAL NET ASSETS - 100.00% $ 24,388,545
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $587 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $564 or 0.00% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Cyclical 24 .01%
Financial 23 .61%
Technology 16 .93%
Industrial 12 .23%
Consumer, Non-cyclical 11 .85%
Communications 8 .27%
Utilities 2 .43%
Basic Materials 0 .55%
Diversified 0 .14%
Money Market Funds 0 .00%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Everarc Holdings Ltd $ 37,416 $ — $ — $ 33,172
Principal Government Money Market Fund - Institutional Class 0.00% 2 820,248 820,245 5
$ 37,418 $ 820,248 $ 820,245 $ 33,177
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Everarc Holdings Ltd $ — $ — $ — $ (4,244)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
$ — $ — $ — $ (4,244)
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1 .54 % Shares Held Value (000's)
Money Market Funds - 1 .54%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
10 $ —
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
5,178,236 5,178
$ 5,178
TOTAL INVESTMENT COMPANIES $ 5,178
COMMON STOCKS - 98 .72 % Shares Held Value (000's)
Advertising - 1 .58%
Trade Desk Inc/The
(d)
70,759 $ 5,301
Apparel - 4 .08%
Crocs Inc
(d)
53,705 8,671
Deckers Outdoor Corp
(d)
12,796 5,058
$ 13,729
Banks - 4 .68%
Signature Bank/New York NY 19,892 5,924
SVB Financial Group
(d)
13,697 9,826
$ 15,750
Biotechnology - 6 .61%
Bio-Rad Laboratories Inc
(d)
7,814 6,209
Horizon Therapeutics Plc
(d)
92,936 11,144
Maravai LifeSciences Holdings Inc
(d)
116,192 4,914
$ 22,267
Building Materials - 1 .97%
Vulcan Materials Co 34,865 6,629
Chemicals - 3 .21%
Albemarle Corp 23,177 5,805
Element Solutions Inc 220,040 4,997
$ 10,802
Commercial Services - 4 .93%
Cintas Corp 12,273 5,316
Robert Half International Inc 50,228 5,679
United Rentals Inc
(d)
14,814 5,616
$ 16,611
Computers - 3 .71%
Crowdstrike Holdings Inc
(d)
18,965 5,344
Zscaler Inc
(d)
22,426 7,151
$ 12,495
Distribution & Wholesale - 3 .30%
Copart Inc
(d)
29,792 4,626
LKQ Corp 117,531 6,474
$ 11,100
Electrical Components & Equipment - 1 .28%
Littelfuse Inc 14,636 4,311
Electronics - 2 .75%
Agilent Technologies Inc 20,872 3,287
Trimble Inc
(d)
68,282 5,966
$ 9,253
Energy - Alternate Sources - 3 .29%
Enphase Energy Inc
(d)
32,161 7,449
Plug Power Inc
(d)
95,163 3,642
$ 11,091
Entertainment - 1 .29%
Vail Resorts Inc 12,592 4,341
Healthcare - Products - 9 .13%
Align Technology Inc
(d)
10,972 6,850
Avantor Inc
(d)
156,836 6,333
Bio-Techne Corp 9,269 4,854
IDEXX Laboratories Inc
(d)
9,139 6,088
Omnicell Inc
(d)
37,122 6,613
$ 30,738
Internet - 7 .55%
DoorDash Inc - Class A
(d)
15,551 3,030
Match Group Inc
(d)
18,923 2,853
Palo Alto Networks Inc
(d)
13,672 6,960
Roku Inc
(d)
11,399 3,476
Snap Inc Class A
(d)
115,217 6,058
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Spotify Technology SA
(d)
10,529 $ 3,047
$ 25,424
Machinery - Diversified - 4 .25%
Chart Industries Inc
(d)
26,938 4,782
CNH Industrial NV 179,638 3,073
Middleby Corp/The
(d)
35,452 6,468
$ 14,323
Office & Business Equipment - 0 .92%
Zebra Technologies Corp
(d)
5,803 3,099
Oil & Gas - 1 .93%
EOG Resources Inc 70,323 6,502
Pharmaceuticals - 3 .30%
AmerisourceBergen Corp 44,840 5,472
Dexcom Inc
(d)
9,020 5,621
$ 11,093
Retail - 2 .87%
Floor & Decor Holdings Inc
(d)
31,507 4,282
Lululemon Athletica Inc
(d)
11,557 5,386
$ 9,668
Semiconductors - 7 .12%
Ambarella Inc
(d)
40,634 7,551
Marvell Technology Inc 122,307 8,378
NXP Semiconductors NV 20,424 4,102
Qorvo Inc
(d)
23,382 3,934
$ 23,965
Software - 13 .88%
Datadog Inc
(d)
24,219 4,046
Dynatrace Inc
(d)
86,535 6,490
HubSpot Inc
(d)
9,393 7,611
Manhattan Associates Inc
(d)
46,302 8,406
Synopsys Inc
(d)
17,664 5,885
Unity Software Inc
(d)
43,554 6,590
Veeva Systems Inc
(d)
13,247 4,199
Workday Inc
(d)
12,081 3,503
$ 46,730
Telecommunications - 4 .08%
Arista Networks Inc
(d)
15,558 6,374
Motorola Solutions Inc 29,658 7,373
$ 13,747
Transportation - 1 .01%
Knight-Swift Transportation Holdings Inc 59,854 3,393
TOTAL COMMON STOCKS $ 332,362
Total Investments $ 337,540
Other Assets and Liabilities -  (0.26)% (869)
TOTAL NET ASSETS - 100.00% $ 336,671
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
MidCap Growth Fund
October 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Technology 25 .63%
Consumer, Non-cyclical 23 .97%
Communications 13 .21%
Consumer, Cyclical 11 .54%
Industrial 11 .26%
Energy 5 .22%
Financial 4 .68%
Basic Materials 3 .21%
Money Market Funds 1 .54%
Other Assets and Liabilities
( 0 .26 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 4,694 $ 182,031 $ 181,547 $ 5,178
$ 4,694 $ 182,031 $ 181,547 $ 5,178
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 2 .60 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .21%
iShares Russell Mid-Cap Growth ETF
(a)
21,900 $ 2,629
Money Market Funds - 2 .39%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
2,829,432 2,829
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(d),(e)
26,769,467 26,769
$ 29,598
TOTAL INVESTMENT COMPANIES $ 32,227
COMMON STOCKS - 97 .73 % Shares Held Value (000's)
Advertising - 0 .07%
Trade Desk Inc/The
(e)
11,945 $ 895
Aerospace & Defense - 1 .18%
BWX Technologies Inc 2,019 115
HEICO Corp 66,951 9,332
HEICO Corp - Class A 716 90
Howmet Aerospace Inc 783 23
L3Harris Technologies Inc 21,055 4,854
Spirit AeroSystems Holdings Inc 817 34
TransDigm Group Inc
(e)
416 259
$ 14,707
Agriculture - 0 .00%
Darling Ingredients Inc
(e)
239 20
Airlines - 0 .06%
Delta Air Lines Inc
(e)
17,818 697
Apparel - 0 .81%
Columbia Sportswear Co 69 7
Deckers Outdoor Corp
(e)
24,028 9,499
Hanesbrands Inc 5,846 100
Skechers USA Inc
(e)
412 19
Tapestry Inc 747 29
VF Corp 5,806 423
$ 10,077
Automobile Manufacturers - 0 .00%
TuSimple Holdings Inc
(e)
116 5
Automobile Parts & Equipment - 0 .43%
Allison Transmission Holdings Inc 2,224 74
Aptiv PLC
(e)
30,039 5,193
QuantumScape Corp
(a),(e)
4,092 119
$ 5,386
Banks - 1 .37%
Citizens Financial Group Inc 2,121 101
Pinnacle Financial Partners Inc 114,253 11,033
Synovus Financial Corp 304 14
Western Alliance Bancorp 50,495 5,862
$ 17,010
Beverages - 0 .85%
Boston Beer Co Inc/The
(e)
260 128
Brown-Forman Corp - A Shares 639 41
Brown-Forman Corp - B Shares 2,537 172
Constellation Brands Inc 26,393 5,722
Monster Beverage Corp
(e)
53,041 4,509
$ 10,572
Biotechnology - 2 .57%
Acceleron Pharma Inc
(e)
21,909 3,816
Alnylam Pharmaceuticals Inc
(e)
14,696 2,345
Certara Inc
(e)
1,314 54
Corteva Inc 98,440 4,248
CureVac NV
(e)
1,497 60
Exact Sciences Corp
(e)
22,297 2,123
Exelixis Inc
(e)
7,386 159
Guardant Health Inc
(e)
21,423 2,502
Horizon Therapeutics Plc
(e)
47,413 5,685
Incyte Corp
(e)
4,409 295
Ionis Pharmaceuticals Inc
(e)
3,600 115
Iovance Biotherapeutics Inc
(e)
1,189 29
Maravai LifeSciences Holdings Inc
(e)
2,831 120
Mirati Therapeutics Inc
(e)
13,016 2,460
Moderna Inc
(e)
6,865 2,370
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Novavax Inc
(e)
2,060 $ 306
Royalty Pharma PLC 5,367 212
Seagen Inc
(e)
27,406 4,833
Ultragenyx Pharmaceutical Inc
(e)
1,336 112
$ 31,844
Building Materials - 1 .92%
Armstrong World Industries Inc 647 68
AZEK Co Inc/The
(e)
1,690 62
Carrier Global Corp 11,347 593
Fortune Brands Home & Security Inc 67,558 6,851
Louisiana-Pacific Corp 207 12
Martin Marietta Materials Inc 17,258 6,779
Trex Co Inc
(e)
88,715 9,439
$ 23,804
Chemicals - 0 .68%
Albemarle Corp 29,287 7,336
Axalta Coating Systems Ltd
(e)
989 31
Celanese Corp 1,129 182
Chemours Co/The 2,391 67
Diversey Holdings Ltd
(e)
1,105 19
FMC Corp 919 84
LyondellBasell Industries NV 912 85
Olin Corp 305 17
PPG Industries Inc 2,785 447
RPM International Inc 2,079 181
Westlake Chemical Corp 185 18
$ 8,467
Commercial Services - 6 .39%
Booz Allen Hamilton Holding Corp 41,498 3,605
Bright Horizons Family Solutions Inc
(e)
1,351 224
Chegg Inc
(e)
3,032 180
Cintas Corp 2,282 988
CoStar Group Inc
(e)
105,806 9,104
Equifax Inc 1,291 358
Euronet Worldwide Inc
(e)
63,161 7,086
FleetCor Technologies Inc
(e)
27,241 6,740
Gartner Inc
(e)
2,268 753
Global Payments Inc 38,555 5,513
GXO Logistics Inc
(e)
2,314 205
H&R Block Inc 3,998 92
Legalzoom.com Inc
(a),(e)
330 9
MarketAxess Holdings Inc 12,874 5,261
Mister Car Wash Inc
(e)
888 16
Moody's Corp 12,483 5,045
Morningstar Inc 592 188
Paylocity Holding Corp
(e)
1,044 319
Ritchie Bros Auctioneers Inc 97,815 6,686
Robert Half International Inc 2,685 304
Rollins Inc 5,868 207
Sabre Corp
(e)
8,837 92
Shift4 Payments Inc
(e)
1,212 77
StoneCo Ltd
(e)
5,738 194
TransUnion 157,819 18,195
United Rentals Inc
(e)
18,726 7,099
Verisk Analytics Inc 2,819 593
WEX Inc
(e)
836 125
$ 79,258
Computers - 3 .90%
Crowdstrike Holdings Inc
(e)
57,842 16,300
EPAM Systems Inc
(e)
20,154 13,568
Fortinet Inc
(e)
3,734 1,256
Genpact Ltd 256 13
Globant SA
(e)
26,140 8,344
HP Inc 11,630 353
McAfee Corp 1,373 29
NCR Corp
(e)
185,255 7,325
NetApp Inc 4,113 367
Pure Storage Inc
(e)
6,954 187

Schedule of Investments
MidCap Growth Fund III
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Zscaler Inc
(e)
2,155 $ 687
$ 48,429
Consumer Products - 0 .06%
Avery Dennison Corp 1,226 267
Church & Dwight Co Inc 349 30
Clorox Co/The 2,776 453
$ 750
Distribution & Wholesale - 5 .15%
Copart Inc
(e)
89,268 13,862
Core & Main Inc
(e)
530 14
Fastenal Co 164,052 9,364
IAA Inc
(e)
66,300 3,955
Leslie's Inc
(e)
3,283 68
Pool Corp 57,656 29,702
SiteOne Landscape Supply Inc
(e)
641 151
WW Grainger Inc 14,785 6,847
$ 63,963
Diversified Financial Services - 1 .17%
Ameriprise Financial Inc 1,774 536
Apollo Global Management Inc 5,051 389
Credit Acceptance Corp
(e)
17 10
Discover Financial Services 4,588 520
LPL Financial Holdings Inc 72,361 11,869
Raymond James Financial Inc 248 24
Rocket Cos Inc 3,827 63
Synchrony Financial 2,963 138
T Rowe Price Group Inc 2,080 451
Upstart Holdings Inc
(e)
1,255 404
UWM Holdings Corp
(a)
1,313 9
Western Union Co/The 2,858 52
$ 14,465
Electric - 0 .01%
Brookfield Renewable Corp 858 35
NRG Energy Inc 3,079 123
$ 158
Electrical Components & Equipment - 1 .60%
Generac Holdings Inc
(e)
35,376 17,639
Universal Display Corp 12,165 2,228
$ 19,867
Electronics - 2 .21%
Agilent Technologies Inc 32,013 5,042
Allegion plc 1,904 244
Amphenol Corp 11,577 889
Coherent Inc
(e)
610 155
Jabil Inc 3,138 188
Keysight Technologies Inc
(e)
106,912 19,247
Mettler-Toledo International Inc
(e)
641 949
Vontier Corp 2,581 87
Waters Corp
(e)
1,586 583
$ 27,384
Energy - Alternate Sources - 0 .51%
Enphase Energy Inc
(e)
25,210 5,839
Plug Power Inc
(e)
14,261 546
$ 6,385
Engineering & Construction - 0 .02%
Frontdoor Inc
(e)
1,652 61
TopBuild Corp
(e)
762 196
$ 257
Entertainment - 1 .24%
Caesars Entertainment Inc
(e)
93,698 10,256
Churchill Downs Inc 1,028 236
DraftKings Inc
(e)
8,465 394
Live Nation Entertainment Inc
(e)
1,434 145
Madison Square Garden Sports Corp
(e)
193 37
Penn National Gaming Inc
(e)
288 21
Six Flags Entertainment Corp
(e)
790 32
Vail Resorts Inc 12,241 4,220
$ 15,341
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control - 0 .94%
Waste Connections Inc 85,589 $ 11,641
Food - 0 .69%
Beyond Meat Inc
(a),(e)
1,402 139
Hershey Co/The 3,500 614
Kellogg Co 3,116 191
Lamb Weston Holdings Inc 134,070 7,568
Pilgrim's Pride Corp
(e)
544 15
$ 8,527
Hand & Machine Tools - 0 .03%
Lincoln Electric Holdings Inc 1,600 228
MSA Safety Inc 296 45
Regal Rexnord Corp 395 60
$ 333
Healthcare - Products - 9 .36%
10X Genomics Inc
(e)
2,331 376
ABIOMED Inc
(e)
1,236 410
Adaptive Biotechnologies Corp
(e)
2,735 91
Align Technology Inc
(e)
18,469 11,532
Avantor Inc
(e)
148,755 6,007
Bio-Techne Corp 6,511 3,410
Bruker Corp 2,852 229
Cooper Cos Inc/The 23,091 9,627
Globus Medical Inc
(e)
110 9
IDEXX Laboratories Inc
(e)
31,149 20,749
Insulet Corp
(e)
51,097 15,840
Masimo Corp
(e)
12,006 3,404
Natera Inc
(e)
2,166 248
Novocure Ltd
(e)
2,852 293
Penumbra Inc
(a),(e)
942 261
Repligen Corp
(e)
56,887 16,526
ResMed Inc 67,846 17,838
STERIS PLC 326 76
Tandem Diabetes Care Inc
(e)
1,599 218
Teleflex Inc 5,592 1,996
West Pharmaceutical Services Inc 16,426 7,061
$ 116,201
Healthcare - Services - 3 .29%
agilon health Inc
(e)
1,778 43
Amedisys Inc
(e)
13,928 2,359
Catalent Inc
(e)
83,161 11,465
Charles River Laboratories International Inc
(e)
14,880 6,676
Chemed Corp 116 56
DaVita Inc
(e)
1,353 140
Encompass Health Corp 1,560 99
ICON PLC
(e)
47,351 13,579
IQVIA Holdings Inc
(e)
2,627 687
Laboratory Corp of America Holdings
(e)
8,348 2,396
Molina Healthcare Inc
(e)
10,245 3,029
Oak Street Health Inc
(a),(e)
2,471 117
PPD Inc
(e)
1,848 87
Sotera Health Co
(e)
2,768 68
Syneos Health Inc
(e)
351 33
$ 40,834
Home Builders - 0 .86%
DR Horton Inc 85,605 7,642
Lennar Corp - A Shares 24,925 2,491
NVR Inc
(e)
60 294
PulteGroup Inc 2,098 101
Thor Industries Inc 610 62
Toll Brothers Inc 1,283 77
$ 10,667
Home Furnishings - 0 .02%
Tempur Sealy International Inc 5,074 226
Housewares - 0 .01%
Scotts Miracle-Gro Co/The 1,144 170

Schedule of Investments
MidCap Growth Fund III
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 0 .04%
Alleghany Corp
(e)
43 $ 28
Arch Capital Group Ltd
(e)
2,541 106
Brown & Brown Inc 372 23
Erie Indemnity Co 489 101
Everest Re Group Ltd 252 66
GoHealth Inc
(e)
1,147 6
Lemonade Inc
(a),(e)
110 7
Lincoln National Corp 814 59
Markel Corp
(e)
64 84
RenaissanceRe Holdings Ltd 574 81
$ 561
Internet - 6 .16%
Anaplan Inc
(e)
76,611 4,996
Bumble Inc
(e)
47,052 2,471
CDW Corp/DE 58,166 10,856
DoorDash Inc - Class A
(e)
3,536 689
Etsy Inc
(e)
38,246 9,587
Expedia Group Inc
(e)
4,042 665
Figs Inc
(a),(e)
253 8
GoDaddy Inc
(e)
459 32
Lyft Inc
(e)
7,961 365
Mandiant Inc
(e)
1,836 32
Match Group Inc
(e)
80,224 12,097
NortonLifeLock Inc 4,110 105
Okta Inc
(e)
3,463 856
Opendoor Technologies Inc
(e)
2,493 59
Palo Alto Networks Inc
(e)
2,657 1,353
Pinterest Inc
(e)
176,904 7,897
Roku Inc
(e)
3,251 991
Shopify Inc
(e)
3,410 5,002
Spotify Technology SA
(e)
10,747 3,111
TripAdvisor Inc
(e)
1,702 56
Twitter Inc
(e)
2,284 122
VeriSign Inc
(e)
36,956 8,229
Vimeo Inc
(e)
3,687 124
Wayfair Inc
(e)
1,166 290
Wix.com Ltd
(e)
1,487 276
Zendesk Inc
(e)
54,399 5,538
Zillow Group Inc - A Shares
(e)
1,656 175
Zillow Group Inc - C Shares
(e)
4,718 489
$ 76,471
Iron & Steel - 0 .01%
Steel Dynamics Inc 1,011 67
Leisure Products & Services - 0 .40%
Brunswick Corp/DE 267 25
Peloton Interactive Inc
(e)
7,361 673
Planet Fitness Inc
(e)
48,138 3,829
Polaris Inc 1,103 127
Virgin Galactic Holdings Inc
(a),(e)
4,586 86
YETI Holdings Inc
(e)
2,386 235
$ 4,975
Lodging - 0 .11%
Boyd Gaming Corp
(e)
468 30
Choice Hotels International Inc 983 138
Hilton Worldwide Holdings Inc
(e)
5,119 737
Travel + Leisure Co 1,589 86
Wyndham Hotels & Resorts Inc 1,631 138
Wynn Resorts Ltd
(e)
2,946 265
$ 1,394
Machinery - Construction & Mining - 0 .02%
Vertiv Holdings Co 7,836 201
Machinery - Diversified - 3 .84%
AGCO Corp 165 20
Cognex Corp 94,177 8,249
Graco Inc 112,990 8,494
IDEX Corp 36,083 8,031
Ingersoll Rand Inc 168,383 9,052
Middleby Corp/The
(e)
468 85
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Nordson Corp 282 $ 72
Rockwell Automation Inc 24,560 7,845
Toro Co/The 2,834 271
Westinghouse Air Brake Technologies Corp 56,565 5,132
Xylem Inc/NY 3,289 430
$ 47,681
Media - 0 .06%
Altice USA Inc
(e)
4,227 69
Cable One Inc 79 135
FactSet Research Systems Inc 910 404
Nexstar Media Group Inc 79 12
World Wrestling Entertainment Inc 1,085 66
$ 686
Metal Fabrication & Hardware - 1 .41%
Advanced Drainage Systems Inc 78,838 8,893
RBC Bearings Inc
(e)
36,877 8,627
$ 17,520
Miscellaneous Manufacturers - 0 .10%
Axon Enterprise Inc
(e)
1,802 324
Carlisle Cos Inc 554 124
Donaldson Co Inc 418 25
Parker-Hannifin Corp 595 176
Trane Technologies PLC 3,242 587
$ 1,236
Office & Business Equipment - 0 .06%
Zebra Technologies Corp
(e)
1,484 792
Oil & Gas - 0 .10%
Continental Resources Inc/OK 187 9
Coterra Energy Inc 3,510 75
Diamondback Energy Inc 2,386 256
Hess Corp 532 44
Occidental Petroleum Corp 3,030 101
Pioneer Natural Resources Co 2,685 502
Texas Pacific Land Corp 165 210
$ 1,197
Oil & Gas Services - 0 .52%
Baker Hughes Co 255,472 6,407
Halliburton Co 1,265 32
$ 6,439
Packaging & Containers - 0 .34%
Ball Corp 43,776 4,005
Crown Holdings Inc 433 45
Graphic Packaging Holding Co 2,250 45
Sealed Air Corp 2,263 134
$ 4,229
Pharmaceuticals - 2 .64%
Cardinal Health Inc 4,786 229
Dexcom Inc
(e)
30,399 18,945
Herbalife Nutrition Ltd
(e)
492 23
Jazz Pharmaceuticals PLC
(e)
29,975 3,988
McKesson Corp 16,868 3,507
Neurocrine Biosciences Inc
(e)
2,608 275
Sarepta Therapeutics Inc
(e)
2,291 181
Zoetis Inc 25,691 5,554
$ 32,702
Pipelines - 0 .06%
Cheniere Energy Inc 6,531 675
New Fortress Energy Inc
(a)
700 21
$ 696
Private Equity - 0 .02%
Ares Management Corp 3,370 286
Real Estate - 0 .00%
CBRE Group Inc
(e)
499 52
REITs - 0 .83%
CoreSite Realty Corp 952 136
Equity LifeStyle Properties Inc 2,558 216
Extra Space Storage Inc 331 65
Iron Mountain Inc 5,622 257

Schedule of Investments
MidCap Growth Fund III
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Lamar Advertising Co 2,098 $ 237
SBA Communications Corp 23,877 8,245
Simon Property Group Inc 7,904 1,159
$ 10,315
Retail - 8 .57%
AutoZone Inc
(e)
3,469 6,191
Bath & Body Works Inc 3,923 271
Best Buy Co Inc 1,604 196
Burlington Stores Inc
(e)
29,144 8,052
CarMax Inc
(e)
395 54
Carvana Co
(e)
2,151 652
Chipotle Mexican Grill Inc
(e)
12,192 21,690
Darden Restaurants Inc 2,462 355
Domino's Pizza Inc 697 341
Five Below Inc
(e)
45,375 8,953
Floor & Decor Holdings Inc
(e)
126,171 17,150
Freshpet Inc
(e)
1,137 177
GameStop Corp
(a),(e)
1,789 328
Lithia Motors Inc 70 22
Lululemon Athletica Inc
(e)
22,302 10,393
Nordstrom Inc
(e)
2,628 76
O'Reilly Automotive Inc
(e)
580 361
Petco Health & Wellness Co Inc
(a),(e)
131 3
RH
(e)
481 317
Tractor Supply Co 69,493 15,092
Ulta Beauty Inc
(e)
15,383 5,651
Victoria's Secret & Co
(e)
1,245 63
Vroom Inc
(e)
812 16
Wendy's Co/The 5,028 112
Williams-Sonoma Inc 52,209 9,697
Yum China Holdings Inc 928 53
Yum! Brands Inc 716 89
$ 106,355
Savings & Loans - 0 .00%
Sterling Bancorp/DE 421 11
Semiconductors - 5 .34%
Advanced Micro Devices Inc
(e)
50,154 6,030
Allegro MicroSystems Inc
(e)
1,130 38
Brooks Automation Inc 1,682 196
Entegris Inc 3,751 528
IPG Photonics Corp
(e)
73 12
Lattice Semiconductor Corp
(e)
118,845 8,253
Marvell Technology Inc 99,164 6,793
Microchip Technology Inc 230,333 17,065
MKS Instruments Inc 1,301 195
Monolithic Power Systems Inc 37,911 19,921
ON Semiconductor Corp
(e)
6,384 307
Skyworks Solutions Inc 2,169 362
Teradyne Inc 4,633 640
Xilinx Inc 33,097 5,957
$ 66,297
Software - 18 .06%
Alteryx Inc
(e)
1,659 121
ANSYS Inc
(e)
30,264 11,488
Aspen Technology Inc
(e)
1,894 297
Avalara Inc
(e)
2,362 424
Bentley Systems Inc 3,844 227
Bill.com Holdings Inc
(e)
2,202 648
Broadridge Financial Solutions Inc 51,439 9,177
C3.ai Inc
(e)
268 12
Cadence Design Systems Inc
(e)
83,623 14,476
CDK Global Inc 521 23
Citrix Systems Inc 1,230 116
Clarivate PLC
(e)
121,002 2,837
Cloudflare Inc
(e)
6,793 1,323
Coupa Software Inc
(e)
13,148 2,993
Datadog Inc
(e)
6,474 1,081
DocuSign Inc
(e)
30,041 8,360
DoubleVerify Holdings Inc
(a),(e)
425 17
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Dropbox Inc - A Shares
(e)
8,496 $ 259
Duck Creek Technologies Inc
(e)
447 14
Dynatrace Inc
(e)
5,160 387
Elastic NV
(e)
35,896 6,228
Everbridge Inc
(e)
1,060 169
Fair Isaac Corp
(e)
10,643 4,238
Five9 Inc
(e)
31,949 5,048
HubSpot Inc
(e)
1,245 1,009
Jack Henry & Associates Inc 544 91
Jamf Holding Corp
(e)
1,265 60
Manhattan Associates Inc
(e)
941 171
MongoDB Inc
(e)
1,730 902
MSCI Inc 36,763 24,442
nCino Inc
(e)
1,563 114
New Relic Inc
(e)
1,438 117
Nuance Communications Inc
(e)
3,018 166
Nutanix Inc
(e)
5,368 184
Palantir Technologies Inc
(e)
45,293 1,172
Paychex Inc 7,832 965
Paycom Software Inc
(e)
32,277 17,684
Paycor HCM Inc
(e)
635 21
Pegasystems Inc 1,074 127
Playtika Holding Corp
(e)
2,895 82
Procore Technologies Inc
(a),(e)
203 19
PTC Inc
(e)
99,583 12,682
RingCentral Inc
(e)
32,414 7,902
ServiceNow Inc
(e)
6,691 4,669
Skillz Inc
(a),(e)
8,303 93
Smartsheet Inc
(e)
3,350 231
Splunk Inc
(e)
44,081 7,266
Synopsys Inc
(e)
80,946 26,969
Take-Two Interactive Software Inc
(e)
26,142 4,732
Teradata Corp
(e)
2,592 147
Tyler Technologies Inc
(e)
44,116 23,965
UiPath Inc
(e)
62,090 3,120
Unity Software Inc
(e)
4,148 628
Veeva Systems Inc
(e)
31,708 10,052
Workday Inc
(e)
14,559 4,222
Zynga Inc
(e)
13,220 98
$ 224,065
Telecommunications - 0 .09%
Arista Networks Inc
(e)
1,501 615
CommScope Holding Co Inc
(e)
5,675 61
Corning Inc 7,173 255
Switch Inc 3,235 82
Ubiquiti Inc 164 50
$ 1,063
Toys, Games & Hobbies - 0 .02%
Mattel Inc
(e)
9,715 212
Transportation - 1 .53%
CH Robinson Worldwide Inc 734 71
Expeditors International of Washington Inc 3,420 422
JB Hunt Transport Services Inc 44,368 8,749
Kansas City Southern 676 210
Landstar System Inc 946 166
Old Dominion Freight Line Inc 26,764 9,136
XPO Logistics Inc
(e)
2,314 198
$ 18,952
TOTAL COMMON STOCKS $ 1,212,795
Total Investments $ 1,245,022
Other Assets and Liabilities -  (0.33)% (4,126)
TOTAL NET ASSETS - 100.00% $ 1,240,896

Schedule of Investments
MidCap Growth Fund III
October 31, 2021
See accompanying notes.

(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,786 or 0.22% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,829 or
0.23% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
Portfolio Summary  (unaudited)
Sector Percent
Technology 27 .36%
Consumer, Non-cyclical 25 .85%
Consumer, Cyclical 17 .68%
Industrial 15 .14%
Communications 6 .38%
Financial 3 .43%
Money Market Funds 2 .39%
Energy 1 .19%
Basic Materials 0 .69%
Investment Companies 0 .21%
Utilities 0 .01%
Other Assets and Liabilities
( 0 .33 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 18,201 $ 384,184 $ 375,616 $ 26,769
$ 18,201 $ 384,184 $ 375,616 $ 26,769
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2021 Long 24 $ 6,695 $ 21
Total $ 21
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 2 .28 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .20%
iShares Core S&P Mid-Cap ETF 10,100 $ 2,814
Money Market Funds - 2 .08%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
5,348,045 5,348
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
24,147,974 24,148
$ 29,496
TOTAL INVESTMENT COMPANIES $ 32,310
COMMON STOCKS - 98 .10 % Shares Held Value (000's)
Aerospace & Defense - 0 .31%
Hexcel Corp
(d)
47,535 $ 2,697
Mercury Systems Inc
(d)
31,839 1,641
$ 4,338
Agriculture - 0 .55%
Darling Ingredients Inc
(d)
91,881 7,766
Airlines - 0 .18%
JetBlue Airways Corp
(d)
180,292 2,529
Apparel - 1 .82%
Capri Holdings Ltd
(d)
86,181 4,588
Carter's Inc 24,951 2,458
Columbia Sportswear Co 19,819 2,058
Crocs Inc
(d)
35,369 5,710
Deckers Outdoor Corp
(d)
15,683 6,200
Skechers USA Inc
(d)
76,474 3,534
Urban Outfitters Inc
(d)
37,354 1,193
$ 25,741
Automobile Parts & Equipment - 1 .65%
Adient PLC
(d)
53,415 2,223
Dana Inc 82,334 1,827
Fox Factory Holding Corp
(d)
23,870 3,842
Gentex Corp 135,468 4,794
Goodyear Tire & Rubber Co/The
(d)
159,291 3,046
Lear Corp 33,867 5,820
Visteon Corp
(d)
15,865 1,795
$ 23,347
Banks - 6 .72%
Associated Banc-Corp 86,721 1,932
Bank of Hawaii Corp 22,948 1,939
Bank OZK 69,070 3,085
Cadence Bank 110,971 3,220
Cathay General Bancorp 44,309 1,869
CIT Group Inc 56,206 2,784
Commerce Bancshares Inc/MO 60,257 4,249
Cullen/Frost Bankers Inc 32,116 4,159
East West Bancorp Inc 80,433 6,393
First Financial Bankshares Inc 72,637 3,684
First Horizon Corp 311,427 5,285
FNB Corp/PA 181,141 2,110
Fulton Financial Corp 92,451 1,489
Glacier Bancorp Inc 61,393 3,394
Hancock Whitney Corp 49,238 2,436
Home BancShares Inc/AR 85,583 2,033
International Bancshares Corp 30,179 1,280
PacWest Bancorp 66,451 3,154
Pinnacle Financial Partners Inc 43,148 4,167
Prosperity Bancshares Inc 52,684 3,968
Signature Bank/New York NY 34,375 10,238
Synovus Financial Corp 83,023 3,868
Texas Capital Bancshares Inc
(d)
28,685 1,738
UMB Financial Corp 24,395 2,411
Umpqua Holdings Corp 124,798 2,552
United Bankshares Inc/WV 73,249 2,710
Valley National Bancorp 230,514 3,057
Webster Financial Corp 51,358 2,874
Wintrust Financial Corp 32,337 2,862
$ 94,940
Beverages - 0 .19%
Boston Beer Co Inc/The
(d)
5,322 2,621
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 1 .30%
Arrowhead Pharmaceuticals Inc
(d)
59,107 $ 3,772
Emergent BioSolutions Inc
(d)
27,094 1,291
Exelixis Inc
(d)
178,607 3,842
Halozyme Therapeutics Inc
(d)
80,691 3,072
Nektar Therapeutics
(d)
104,199 1,580
United Therapeutics Corp
(d)
25,452 4,855
$ 18,412
Building Materials - 2 .68%
Builders FirstSource Inc
(d)
117,471 6,845
Eagle Materials Inc 23,745 3,523
Lennox International Inc 19,386 5,802
Louisiana-Pacific Corp 53,985 3,181
MDU Resources Group Inc 114,761 3,526
Owens Corning 58,467 5,461
Simpson Manufacturing Co Inc 24,628 2,613
Trex Co Inc
(d)
65,392 6,958
$ 37,909
Chemicals - 2 .03%
Ashland Global Holdings Inc 32,019 3,074
Cabot Corp 32,158 1,716
Chemours Co/The 93,635 2,624
Ingevity Corp
(d)
22,405 1,745
Minerals Technologies Inc 19,045 1,351
NewMarket Corp 4,090 1,391
Olin Corp 81,871 4,665
RPM International Inc 73,572 6,415
Sensient Technologies Corp 23,899 2,285
Valvoline Inc 102,478 3,480
$ 28,746
Commercial Services - 4 .15%
ASGN Inc
(d)
29,990 3,589
Avis Budget Group Inc
(d)
26,785 4,642
Brink's Co/The 28,228 1,944
FTI Consulting Inc
(d)
19,434 2,797
Graham Holdings Co 2,290 1,341
Grand Canyon Education Inc
(d)
25,617 2,042
GXO Logistics Inc
(d)
55,886 4,963
H&R Block Inc 100,944 2,329
HealthEquity Inc
(d)
47,275 3,129
Insperity Inc 20,353 2,544
John Wiley & Sons Inc 24,675 1,337
LiveRamp Holdings Inc
(d)
38,507 2,060
ManpowerGroup Inc 30,745 2,971
Paylocity Holding Corp
(d)
22,286 6,800
PROG Holdings Inc 37,700 1,525
Progyny Inc
(d)
39,021 2,397
Sabre Corp
(d)
182,918 1,899
Service Corp International/US 95,004 6,507
WEX Inc
(d)
25,397 3,802
$ 58,618
Computers - 1 .98%
CACI International Inc
(d)
13,352 3,841
Genpact Ltd 97,917 4,832
KBR Inc 79,813 3,387
Lumentum Holdings Inc
(d)
43,029 3,553
Maximus Inc 34,850 2,947
NCR Corp
(d)
74,494 2,945
NetScout Systems Inc
(d)
42,001 1,137
Qualys Inc
(d)
18,988 2,364
Science Applications International Corp 32,858 2,950
$ 27,956
Consumer Products - 0 .22%
Helen of Troy Ltd
(d)
13,664 3,074
Cosmetics & Personal Care - 0 .11%
Coty Inc
(d)
189,642 1,608

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale - 1 .15%
Avient Corp 51,759 $ 2,789
IAA Inc
(d)
76,419 4,558
KAR Auction Services Inc
(d)
67,568 991
Univar Solutions Inc
(d)
96,889 2,479
Watsco Inc 18,693 5,413
$ 16,230
Diversified Financial Services - 2 .67%
Affiliated Managers Group Inc 23,362 3,922
Alliance Data Systems Corp 28,208 2,405
Evercore Inc - Class A 22,483 3,414
Federated Hermes Inc 55,304 1,842
Interactive Brokers Group Inc - A Shares 49,517 3,508
Janus Henderson Group PLC 97,707 4,543
Jefferies Financial Group Inc 112,041 4,818
Navient Corp 95,152 1,875
SEI Investments Co 60,784 3,832
SLM Corp 173,368 3,181
Stifel Financial Corp 59,406 4,329
$ 37,669
Electric - 1 .25%
ALLETE Inc 29,631 1,823
Black Hills Corp 35,986 2,389
Hawaiian Electric Industries Inc 61,970 2,514
IDACORP Inc 28,639 2,988
NorthWestern Corp 29,229 1,662
OGE Energy Corp 113,483 3,866
PNM Resources Inc 48,662 2,421
$ 17,663
Electrical Components & Equipment - 1 .24%
Acuity Brands Inc 20,245 4,159
Belden Inc 25,428 1,531
Energizer Holdings Inc 35,659 1,301
EnerSys 24,100 1,929
Littelfuse Inc 13,957 4,111
Universal Display Corp 24,575 4,502
$ 17,533
Electronics - 3 .04%
Arrow Electronics Inc
(d)
40,716 4,713
Avnet Inc 56,411 2,150
Coherent Inc
(d)
13,910 3,539
Hubbell Inc 30,830 6,146
II-VI Inc
(d)
59,461 3,598
Jabil Inc 82,672 4,957
National Instruments Corp 75,388 3,202
nVent Electric PLC 95,304 3,378
SYNNEX Corp 23,554 2,473
Vishay Intertechnology Inc 75,237 1,446
Vontier Corp 95,767 3,240
Woodward Inc 36,058 4,073
$ 42,915
Energy - Alternate Sources - 1 .81%
First Solar Inc
(d)
56,054 6,704
SolarEdge Technologies Inc
(d)
29,632 10,510
SunPower Corp
(d),(e)
47,187 1,588
Sunrun Inc
(d)
116,746 6,734
$ 25,536
Engineering & Construction - 1 .57%
AECOM
(d)
81,671 5,584
Dycom Industries Inc
(d)
17,449 1,386
EMCOR Group Inc 30,474 3,702
Fluor Corp
(d)
80,170 1,559
MasTec Inc
(d)
32,439 2,891
Southwest Gas Holdings Inc 33,499 2,320
TopBuild Corp
(d)
18,672 4,798
$ 22,240
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 1 .03%
Churchill Downs Inc 19,655 $ 4,521
Marriott Vacations Worldwide Corp 24,213 3,807
Scientific Games Corp
(d)
54,632 4,373
Six Flags Entertainment Corp
(d)
43,813 1,802
$ 14,503
Environmental Control - 0 .85%
Clean Harbors Inc
(d)
28,375 3,193
Stericycle Inc
(d)
52,074 3,485
Tetra Tech Inc 30,655 5,385
$ 12,063
Food - 1 .67%
Flowers Foods Inc 112,843 2,793
Grocery Outlet Holding Corp
(d)
49,485 1,098
Hain Celestial Group Inc/The
(d)
47,486 2,131
Ingredion Inc 37,988 3,618
Lancaster Colony Corp 11,242 1,911
Performance Food Group Co
(d)
87,124 3,941
Pilgrim's Pride Corp
(d)
27,629 778
Post Holdings Inc
(d)
33,228 3,372
Sanderson Farms Inc 12,025 2,278
Sprouts Farmers Market Inc
(d)
64,738 1,433
Tootsie Roll Industries Inc 9,903 313
$ 23,666
Gas - 0 .99%
National Fuel Gas Co 51,693 2,969
New Jersey Resources Corp 54,671 2,067
ONE Gas Inc 30,331 2,041
Spire Inc 29,301 1,839
UGI Corp 118,542 5,146
$ 14,062
Hand & Machine Tools - 1 .11%
Kennametal Inc 47,403 1,884
Lincoln Electric Holdings Inc 33,669 4,795
MSA Safety Inc 20,664 3,162
Regal Rexnord Corp 38,476 5,861
$ 15,702
Healthcare - Products - 4 .32%
Envista Holdings Corp
(d)
91,421 3,575
Globus Medical Inc
(d)
44,390 3,426
Haemonetics Corp
(d)
28,893 1,985
Hill-Rom Holdings Inc 37,314 5,780
ICU Medical Inc
(d)
11,301 2,646
Integra LifeSciences Holdings Corp
(d)
41,235 2,740
LivaNova PLC
(d)
30,162 2,314
Masimo Corp
(d)
28,717 8,142
Neogen Corp
(d)
60,931 2,578
NuVasive Inc
(d)
29,290 1,563
Patterson Cos Inc 48,882 1,528
Penumbra Inc
(d),(e)
19,494 5,391
Quidel Corp
(d)
21,479 2,852
Repligen Corp
(d)
28,987 8,421
STAAR Surgical Co
(d)
26,868 3,183
Tandem Diabetes Care Inc
(d)
35,731 4,871
$ 60,995
Healthcare - Services - 2 .94%
Acadia Healthcare Co Inc
(d)
50,945 3,159
Amedisys Inc
(d)
18,501 3,133
Chemed Corp 8,919 4,301
Encompass Health Corp 56,411 3,585
LHC Group Inc
(d)
17,956 2,417
Medpace Holdings Inc
(d)
16,244 3,680
Molina Healthcare Inc
(d)
33,109 9,791
R1 RCM Inc
(d)
75,887 1,647
Syneos Health Inc
(d)
58,665 5,476
Tenet Healthcare Corp
(d)
60,691 4,349
$ 41,538

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .92%
KB Home 50,994 $ 2,047
Taylor Morrison Home Corp
(d)
71,029 2,169
Thor Industries Inc 31,388 3,200
Toll Brothers Inc 65,746 3,956
Tri Pointe Homes Inc
(d)
64,510 1,561
$ 12,933
Home Furnishings - 0 .47%
MillerKnoll Inc 42,694 1,661
Tempur Sealy International Inc 111,396 4,954
$ 6,615
Housewares - 0 .24%
Scotts Miracle-Gro Co/The 23,095 3,429
Insurance - 4 .05%
Alleghany Corp
(d)
7,864 5,122
American Financial Group Inc/OH 37,477 5,098
Brighthouse Financial Inc
(d)
47,116 2,367
CNO Financial Group Inc 72,446 1,749
Essent Group Ltd 63,422 3,044
First American Financial Corp 62,316 4,558
Hanover Insurance Group Inc/The 20,242 2,550
Kemper Corp 33,907 2,152
Kinsale Capital Group Inc 12,154 2,275
Mercury General Corp 15,067 821
MGIC Investment Corp 192,368 3,109
Old Republic International Corp 161,195 4,164
Primerica Inc 22,377 3,765
Reinsurance Group of America Inc 38,549 4,552
RenaissanceRe Holdings Ltd 26,706 3,787
RLI Corp 22,563 2,444
Selective Insurance Group Inc 34,076 2,670
Unum Group 115,874 2,951
$ 57,178
Internet - 0 .42%
Mimecast Ltd
(d)
34,658 2,615
TripAdvisor Inc
(d)
55,807 1,840
Yelp Inc
(d)
39,204 1,514
$ 5,969
Iron & Steel - 1 .77%
Cleveland-Cliffs Inc
(d)
257,812 6,216
Commercial Metals Co 68,363 2,200
Reliance Steel & Aluminum Co 35,991 5,261
Steel Dynamics Inc 109,931 7,264
United States Steel Corp 153,141 4,041
$ 24,982
Leisure Products & Services - 1 .25%
Brunswick Corp/DE 43,936 4,090
Callaway Golf Co
(d)
66,407 1,796
Harley-Davidson Inc 87,219 3,183
Polaris Inc 32,289 3,712
YETI Holdings Inc
(d)
49,570 4,874
$ 17,655
Lodging - 0 .90%
Boyd Gaming Corp
(d)
46,442 2,962
Choice Hotels International Inc 18,606 2,616
Travel + Leisure Co 48,924 2,659
Wyndham Hotels & Resorts Inc 53,020 4,479
$ 12,716
Machinery - Construction & Mining - 0 .42%
Oshkosh Corp 38,912 4,163
Terex Corp 39,571 1,773
$ 5,936
Machinery - Diversified - 3 .66%
AGCO Corp 35,045 4,283
Cognex Corp 100,179 8,775
Colfax Corp
(d)
73,432 3,790
Crane Co 28,253 2,918
Curtiss-Wright Corp 23,178 2,959
Flowserve Corp 73,849 2,483
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Graco Inc 96,231 $ 7,235
Middleby Corp/The
(d)
31,537 5,753
Nordson Corp 30,649 7,791
Toro Co/The 60,697 5,795
$ 51,782
Media - 1 .66%
Cable One Inc 2,808 4,805
FactSet Research Systems Inc 21,419 9,508
New York Times Co/The 94,726 5,171
TEGNA Inc 125,338 2,464
World Wrestling Entertainment Inc 25,594 1,563
$ 23,511
Metal Fabrication & Hardware - 0 .47%
Timken Co/The 39,340 2,791
Valmont Industries Inc 12,027 2,874
Worthington Industries Inc 18,774 1,020
$ 6,685
Mining - 0 .35%
Compass Minerals International Inc 19,297 1,266
Royal Gold Inc 37,194 3,683
$ 4,949
Miscellaneous Manufacturers - 1 .66%
Axon Enterprise Inc
(d)
37,232 6,700
Carlisle Cos Inc 29,553 6,588
Donaldson Co Inc 71,196 4,273
ITT Inc 48,812 4,592
Trinity Industries Inc 47,289 1,326
$ 23,479
Office & Business Equipment - 0 .10%
Xerox Holdings Corp 77,915 1,387
Oil & Gas - 0 .73%
CNX Resources Corp
(d)
123,544 1,805
EQT Corp
(d)
171,350 3,412
HollyFrontier Corp 84,750 2,864
Murphy Oil Corp 82,299 2,290
$ 10,371
Oil & Gas Services - 0 .43%
ChampionX Corp
(d)
114,404 3,001
NOV Inc
(d)
221,495 3,105
$ 6,106
Packaging & Containers - 0 .75%
AptarGroup Inc 37,394 4,517
Greif Inc - Class A 15,053 974
Silgan Holdings Inc 47,569 1,912
Sonoco Products Co 55,742 3,230
$ 10,633
Pharmaceuticals - 1 .12%
Jazz Pharmaceuticals PLC
(d)
34,666 4,612
Neurocrine Biosciences Inc
(d)
53,657 5,656
Option Care Health Inc
(d)
78,496 2,145
Perrigo Co PLC 75,804 3,423
$ 15,836
Pipelines - 0 .99%
Antero Midstream Corp 184,061 1,958
DT Midstream Inc 54,914 2,634
Equitrans Midstream Corp 230,493 2,376
Targa Resources Corp 129,629 7,087
$ 14,055
Real Estate - 0 .53%
Jones Lang LaSalle Inc
(d)
28,745 7,423
REITs - 9 .30%
American Campus Communities Inc 78,861 4,236
Apartment Income REIT Corp 88,986 4,771
Brixmor Property Group Inc 168,362 3,946
Camden Property Trust 57,017 9,299
CoreSite Realty Corp 25,059 3,570
Corporate Office Properties Trust 63,685 1,727
Cousins Properties Inc 84,295 3,339

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
CyrusOne Inc 70,307 $ 5,767
Douglas Emmett Inc 99,477 3,251
EastGroup Properties Inc 22,905 4,530
EPR Properties 42,408 2,129
First Industrial Realty Trust Inc 73,207 4,263
Healthcare Realty Trust Inc 82,503 2,728
Highwoods Properties Inc 59,079 2,649
Hudson Pacific Properties Inc 86,441 2,226
JBG SMITH Properties 65,822 1,900
Kilroy Realty Corp 59,418 4,004
Kite Realty Group Trust 123,647 2,510
Lamar Advertising Co 49,188 5,568
Life Storage Inc 44,397 5,941
Macerich Co/The 120,757 2,184
Medical Properties Trust Inc 337,712 7,203
National Retail Properties Inc 99,551 4,516
National Storage Affiliates Trust 46,235 2,888
Omega Healthcare Investors Inc 135,422 3,976
Park Hotels & Resorts Inc
(d)
134,073 2,484
Pebblebrook Hotel Trust 74,484 1,673
Physicians Realty Trust 123,250 2,343
PotlatchDeltic Corp 38,010 1,987
PS Business Parks Inc 11,400 2,026
Rayonier Inc 80,118 2,991
Rexford Industrial Realty Inc 78,086 5,247
Sabra Health Care REIT Inc 125,188 1,771
SL Green Realty Corp 38,074 2,668
Spirit Realty Capital Inc 67,520 3,304
STORE Capital Corp 138,623 4,759
Urban Edge Properties 62,423 1,094
$ 131,468
Retail - 6 .04%
American Eagle Outfitters Inc 86,524 2,054
AutoNation Inc
(d)
24,759 2,999
BJ's Wholesale Club Holdings Inc
(d)
77,744 4,543
Casey's General Stores Inc 20,991 4,021
Cracker Barrel Old Country Store Inc 13,451 1,791
Dick's Sporting Goods Inc 37,153 4,615
FirstCash Inc 22,933 2,029
Five Below Inc
(d)
31,745 6,263
Foot Locker Inc 51,070 2,434
GameStop Corp
(d),(e)
35,273 6,473
Jack in the Box Inc 12,286 1,216
Kohl's Corp 88,572 4,298
Lithia Motors Inc 17,149 5,474
MSC Industrial Direct Co Inc 26,642 2,240
Murphy USA Inc 13,481 2,197
Nordstrom Inc
(d)
63,057 1,812
Nu Skin Enterprises Inc 28,423 1,141
Ollie's Bargain Outlet Holdings Inc
(d)
34,418 2,329
Papa John's International Inc 18,449 2,289
RH
(d)
9,656 6,369
Texas Roadhouse Inc 39,586 3,516
Victoria's Secret & Co
(d)
42,575 2,149
Wendy's Co/The 101,040 2,253
Williams-Sonoma Inc 42,588 7,910
Wingstop Inc 16,864 2,908
$ 85,323
Savings & Loans - 0 .52%
New York Community Bancorp Inc 263,636 3,277
Sterling Bancorp/DE 109,243 2,780
Washington Federal Inc 38,520 1,362
$ 7,419
Semiconductors - 2 .85%
Amkor Technology Inc 56,795 1,245
Brooks Automation Inc 42,120 4,905
Cirrus Logic Inc
(d)
32,654 2,639
CMC Materials Inc 16,567 2,127
Lattice Semiconductor Corp
(d)
77,319 5,369
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
MKS Instruments Inc 31,438 $ 4,717
Semtech Corp
(d)
36,808 3,130
Silicon Laboratories Inc
(d)
23,027 4,346
Synaptics Inc
(d)
19,958 3,883
Wolfspeed Inc
(d)
65,463 7,863
$ 40,224
Software - 3 .56%
ACI Worldwide Inc
(d)
66,605 2,044
Aspen Technology Inc
(d)
38,502 6,033
Blackbaud Inc
(d)
23,833 1,692
CDK Global Inc 69,037 3,005
Cerence Inc
(d)
21,544 2,265
CommVault Systems Inc
(d)
26,006 1,599
Concentrix Corp 24,274 4,313
Digital Turbine Inc
(d)
49,574 4,266
Envestnet Inc
(d)
30,906 2,581
Fair Isaac Corp
(d)
16,095 6,409
Manhattan Associates Inc
(d)
35,944 6,525
Sailpoint Technologies Holdings Inc
(d)
52,689 2,528
Teradata Corp
(d)
61,851 3,498
Ziff Davis Inc
(d)
27,326 3,505
$ 50,263
Telecommunications - 0 .80%
Ciena Corp
(d)
87,741 4,764
Iridium Communications Inc
(d)
74,795 3,033
Telephone and Data Systems Inc 56,038 1,050
Viasat Inc
(d)
41,568 2,481
$ 11,328
Toys, Games & Hobbies - 0 .31%
Mattel Inc
(d)
197,837 4,315
Transportation - 1 .74%
Kirby Corp
(d)
34,077 1,786
Knight-Swift Transportation Holdings Inc 94,093 5,334
Landstar System Inc 21,701 3,815
Ryder System Inc 30,486 2,590
Saia Inc
(d)
14,931 4,668
Werner Enterprises Inc 35,044 1,588
XPO Logistics Inc
(d)
55,886 4,795
$ 24,576
Trucking & Leasing - 0 .14%
GATX Corp 20,125 1,909
Water - 0 .42%
Essential Utilities Inc 126,785 5,968
TOTAL COMMON STOCKS $ 1,386,343
Total Investments $ 1,418,653
Other Assets and Liabilities -  (0.38)% (5,418)
TOTAL NET ASSETS - 100.00% $ 1,413,235
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,348 or
0.38% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $5,301 or 0.38% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
October 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .79%
Industrial 19 .64%
Consumer, Non-cyclical 16 .57%
Consumer, Cyclical 15 .96%
Technology 8 .49%
Basic Materials 4 .15%
Energy 3 .96%
Communications 2 .88%
Utilities 2 .66%
Money Market Funds 2 .08%
Investment Companies 0 .20%
Other Assets and Liabilities
( 0 .38 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 11,945 $ 298,070 $ 285,867 $ 24,148
$ 11,945 $ 298,070 $ 285,867 $ 24,148
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2021 Long 85 $ 23,710 $ 218
Total $ 218
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1 .88 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .77%
iShares Russell Mid-Cap Value ETF 190,700 $ 22,747
Money Market Funds - 1 .11%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,175,346 1,175
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
31,640,170 31,640
$ 32,815
TOTAL INVESTMENT COMPANIES $ 55,562
COMMON STOCKS - 98 .21 % Shares Held Value (000's)
Advertising - 0 .82%
Interpublic Group of Cos Inc/The 643,720 $ 23,541
Omnicom Group Inc 10,549 718
$ 24,259
Aerospace & Defense - 0 .13%
BWX Technologies Inc 1,166 66
HEICO Corp 1,508 210
HEICO Corp - Class A 2,649 333
Hexcel Corp
(d)
4,159 236
Howmet Aerospace Inc 17,758 527
Mercury Systems Inc
(d)
2,743 142
Spirit AeroSystems Holdings Inc 3,683 152
Teledyne Technologies Inc
(d)
2,282 1,025
TransDigm Group Inc
(d)
1,828 1,140
$ 3,831
Agriculture - 1 .43%
Archer-Daniels-Midland Co 635,604 40,831
Bunge Ltd 6,826 632
Darling Ingredients Inc
(d)
7,601 643
$ 42,106
Airlines - 1 .01%
Alaska Air Group Inc
(d)
508,057 26,826
American Airlines Group Inc
(d)
31,717 609
Copa Holdings SA
(d)
1,564 116
JetBlue Airways Corp
(d)
15,719 220
Southwest Airlines Co
(d)
29,283 1,384
United Airlines Holdings Inc
(d)
16,062 741
$ 29,896
Apparel - 1 .08%
Capri Holdings Ltd
(d)
7,335 390
Carter's Inc 35,004 3,449
Columbia Sportswear Co 1,860 193
Deckers Outdoor Corp
(d)
1,173 464
Hanesbrands Inc 6,928 118
PVH Corp 3,511 384
Ralph Lauren Corp 2,354 299
Skechers USA Inc
(d)
5,811 269
Tapestry Inc 12,479 486
Under Armour Inc - Class A
(d)
9,404 206
Under Armour Inc - Class C
(d)
9,835 186
VF Corp 351,145 25,592
$ 32,036
Automobile Manufacturers - 0 .11%
Cummins Inc 7,114 1,706
PACCAR Inc 16,934 1,518
TuSimple Holdings Inc
(d),(e)
1,459 57
$ 3,281
Automobile Parts & Equipment - 2 .32%
Allison Transmission Holdings Inc 1,303 44
Aptiv PLC
(d)
164,930 28,515
BorgWarner Inc 865,700 39,017
Gentex Corp 11,845 419
Lear Corp 2,993 514
QuantumScape Corp
(d),(e)
2,915 84
$ 68,593
Banks - 5 .12%
Bank of Hawaii Corp 1,964 166
Bank of New York Mellon Corp/The 562,000 33,270
Bank OZK 6,101 273
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
BOK Financial Corp 1,518 $ 154
Citizens Financial Group Inc 17,376 823
Comerica Inc 45,102 3,837
Commerce Bancshares Inc/MO 5,234 369
Cullen/Frost Bankers Inc 2,835 367
East West Bancorp Inc 6,994 556
Fifth Third Bancorp 34,127 1,486
First Citizens BancShares Inc/NC 300 244
First Hawaiian Inc 6,474 179
First Horizon Corp 27,284 463
First Republic Bank/CA 8,827 1,910
FNB Corp/PA 15,986 186
Huntington Bancshares Inc/OH 1,728,430 27,205
KeyCorp 47,246 1,100
M&T Bank Corp 6,352 935
Northern Trust Corp 10,200 1,255
PacWest Bancorp 5,829 277
Pinnacle Financial Partners Inc 3,689 356
Popular Inc 3,924 320
Prosperity Bancshares Inc 337,461 25,414
Regions Financial Corp 235,900 5,586
Signature Bank/New York NY 2,939 875
State Street Corp 18,093 1,783
SVB Financial Group
(d)
2,806 2,013
Synovus Financial Corp 6,662 310
Umpqua Holdings Corp 11,001 225
Webster Financial Corp 4,473 250
Western Alliance Bancorp 2,374 276
Wintrust Financial Corp 2,851 252
Zions Bancorp NA 610,909 38,481
$ 151,196
Beverages - 0 .03%
Brown-Forman Corp - A Shares 1,140 73
Brown-Forman Corp - B Shares 4,592 312
Molson Coors Beverage Co 8,868 391
$ 776
Biotechnology - 1 .45%
BioMarin Pharmaceutical Inc
(d)
9,062 718
Bio-Rad Laboratories Inc
(d)
8,662 6,883
Certara Inc
(d)
1,770 73
Corteva Inc 498,590 21,514
Exact Sciences Corp
(d)
637 61
Exelixis Inc
(d)
2,213 48
Horizon Therapeutics Plc
(d)
8,817 1,057
Incyte Corp
(d)
47,158 3,158
Ionis Pharmaceuticals Inc
(d)
584 19
Iovance Biotherapeutics Inc
(d)
5,018 122
Mirati Therapeutics Inc
(d)
322 61
Nektar Therapeutics
(d)
8,664 131
Royalty Pharma PLC 126,725 5,010
Sage Therapeutics Inc
(d)
2,551 103
Seagen Inc
(d)
18,523 3,266
Ultragenyx Pharmaceutical Inc
(d)
819 69
United Therapeutics Corp
(d)
2,191 418
$ 42,711
Building Materials - 0 .97%
Armstrong World Industries Inc 1,221 129
AZEK Co Inc/The
(d)
2,465 91
Builders FirstSource Inc
(d)
10,179 593
Carrier Global Corp 22,991 1,201
Eagle Materials Inc 2,061 306
Fortune Brands Home & Security Inc 5,114 519
Hayward Holdings Inc
(d)
1,904 44
Lennox International Inc 1,661 497
Louisiana-Pacific Corp 4,360 257
Martin Marietta Materials Inc 3,081 1,210
Masco Corp 12,211 800
MDU Resources Group Inc 9,971 306
Owens Corning 230,098 21,493

Schedule of Investments
MidCap Value Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Vulcan Materials Co 6,557 $ 1,247
$ 28,693
Chemicals - 4 .06%
Albemarle Corp 5,775 1,446
Ashland Global Holdings Inc 2,723 261
Axalta Coating Systems Ltd
(d)
8,536 266
Celanese Corp 3,504 566
CF Industries Holdings Inc 72,600 4,124
Chemours Co/The 410,785 11,510
Diversey Holdings Ltd
(d)
615 11
Eastman Chemical Co 196,726 20,466
Element Solutions Inc 11,490 261
FMC Corp 4,782 435
Huntsman Corp 10,470 341
International Flavors & Fragrances Inc 182,347 26,887
LyondellBasell Industries NV 11,455 1,063
Mosaic Co/The 17,119 712
NewMarket Corp 332 113
Olin Corp 6,599 376
PPG Industries Inc 6,800 1,092
RPM International Inc 117,637 10,258
Valvoline Inc 131,298 4,459
Westlake Chemical Corp 362,318 35,268
$ 119,915
Commercial Services - 2 .87%
ADT Inc 7,853 66
AMERCO 439 323
Aramark 11,419 417
Bright Horizons Family Solutions Inc
(d)
610 101
Chegg Inc
(d)
1,656 98
Cintas Corp 279 121
CoStar Group Inc
(d)
4,360 375
Driven Brands Holdings Inc
(d)
2,663 86
Dun & Bradstreet Holdings Inc
(d)
7,952 150
Equifax Inc 3,720 1,032
Euronet Worldwide Inc
(d)
735 82
FleetCor Technologies Inc
(d)
3,122 772
FTI Consulting Inc
(d)
16,193 2,331
Global Payments Inc 129,000 18,446
Grand Canyon Education Inc
(d)
2,216 177
GXO Logistics Inc
(d)
654 58
H&R Block Inc 1,759 41
IHS Markit Ltd 18,508 2,419
Legalzoom.com Inc
(d),(e)
376 10
ManpowerGroup Inc 271,735 26,264
Mister Car Wash Inc
(d)
406 7
Morningstar Inc 116 37
Nielsen Holdings PLC 17,825 361
Paysafe Ltd
(d)
20,628 161
Quanta Services Inc 6,873 834
Robert Half International Inc 671 76
Rollins Inc 138,344 4,874
Service Corp International/US 8,127 557
StoneCo Ltd
(d)
757 26
Terminix Global Holdings Inc
(d)
6,183 250
TransUnion 3,014 347
United Rentals Inc
(d)
60,847 23,068
Verisk Analytics Inc 2,863 602
WEX Inc
(d)
730 109
$ 84,678
Computers - 5 .14%
Amdocs Ltd 6,390 497
CACI International Inc
(d)
1,154 332
DXC Technology Co
(d)
695,441 22,650
Genpact Ltd 641,141 31,641
Hewlett Packard Enterprise Co 1,414,600 20,724
HP Inc 527,141 15,988
Leidos Holdings Inc 282,012 28,196
Lumentum Holdings Inc
(d)
3,757 310
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Maximus Inc 353,800 $ 29,921
McAfee Corp 796 17
NCR Corp
(d)
4,178 165
NetApp Inc 3,726 333
Pure Storage Inc
(d)
899 24
Science Applications International Corp 2,875 258
Western Digital Corp
(d)
15,250 798
$ 151,854
Consumer Products - 1 .09%
Avery Dennison Corp 140,928 30,683
Church & Dwight Co Inc 11,546 1,009
Clorox Co/The 1,174 191
Reynolds Consumer Products Inc 2,697 73
Spectrum Brands Holdings Inc 2,075 194
$ 32,150
Cosmetics & Personal Care - 0 .00%
Coty Inc
(d)
16,864 143
Distribution & Wholesale - 0 .61%
Core & Main Inc
(d)
840 23
Fastenal Co 3,222 184
Leslie's Inc
(d)
158,488 3,277
LKQ Corp 84,880 4,676
SiteOne Landscape Supply Inc
(d)
1,048 246
Univar Solutions Inc
(d)
8,340 213
Watsco Inc 31,889 9,234
WW Grainger Inc 392 182
$ 18,035
Diversified Financial Services - 3 .03%
Affiliated Managers Group Inc 2,036 342
Air Lease Corp 5,323 213
Alliance Data Systems Corp 2,470 211
Ally Financial Inc 17,857 853
Ameriprise Financial Inc 2,486 751
Cboe Global Markets Inc 116,390 15,356
Credit Acceptance Corp
(d)
401 240
Discover Financial Services 6,676 757
Evercore Inc - Class A 1,919 291
Franklin Resources Inc 14,363 452
Interactive Brokers Group Inc - A Shares 178,280 12,632
Invesco Ltd 16,569 421
Janus Henderson Group PLC 8,484 395
Jefferies Financial Group Inc 10,841 466
Lazard Ltd 4,956 243
Nasdaq Inc 5,766 1,210
OneMain Holdings Inc 223,806 11,819
Raymond James Financial Inc 8,706 858
Santander Consumer USA Holdings Inc 2,993 125
SEI Investments Co 5,362 338
SLM Corp 15,104 277
Stifel Financial Corp 5,066 369
Synchrony Financial 360,217 16,732
T Rowe Price Group Inc 69,223 15,014
Tradeweb Markets Inc 5,213 464
UWM Holdings Corp
(e)
2,383 16
Virtu Financial Inc 250,429 6,230
Western Union Co/The 136,955 2,495
$ 89,570
Electric - 2 .24%
AES Corp/The 32,800 824
Alliant Energy Corp 445,691 25,213
Ameren Corp 12,647 1,066
Avangrid Inc 2,826 149
Brookfield Renewable Corp 4,749 197
CenterPoint Energy Inc 29,415 766
CMS Energy Corp 14,362 867
Consolidated Edison Inc 17,550 1,323
DTE Energy Co 9,589 1,087
Edison International 18,531 1,166
Entergy Corp 9,934 1,023

Schedule of Investments
MidCap Value Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Evergy Inc 11,362 $ 724
Eversource Energy 17,042 1,447
FirstEnergy Corp 27,032 1,042
Hawaiian Electric Industries Inc 5,236 212
IDACORP Inc 2,515 262
NRG Energy Inc 6,599 263
OGE Energy Corp 9,994 341
PG&E Corp
(d)
75,030 870
Pinnacle West Capital Corp 5,628 363
PPL Corp 38,245 1,102
Public Service Enterprise Group Inc 25,002 1,595
Vistra Corp 23,792 466
WEC Energy Group Inc 15,680 1,412
Xcel Energy Inc 348,692 22,522
$ 66,302
Electrical Components & Equipment - 0 .15%
Acuity Brands Inc 1,770 364
AMETEK Inc 27,254 3,608
ChargePoint Holdings Inc
(d),(e)
5,191 129
Littelfuse Inc 1,174 346
$ 4,447
Electronics - 4 .89%
Agilent Technologies Inc 23,906 3,765
Allegion plc 1,066 137
Amphenol Corp 301,387 23,138
Arrow Electronics Inc
(d)
28,703 3,322
Avnet Inc 4,896 187
Coherent Inc
(d)
133 34
Flex Ltd
(d)
1,513,000 25,570
Fortive Corp 67,959 5,145
Garmin Ltd 7,521 1,080
Hubbell Inc 161,700 32,238
Jabil Inc 238,452 14,298
Keysight Technologies Inc
(d)
5,168 930
National Instruments Corp 6,570 279
nVent Electric PLC 8,268 293
Sensata Technologies Holding PLC
(d)
7,715 425
SYNNEX Corp 78,115 8,202
Trimble Inc
(d)
12,442 1,087
Vontier Corp 385,712 13,048
Waters Corp
(d)
29,450 10,824
Woodward Inc 2,851 322
$ 144,324
Energy - Alternate Sources - 0 .05%
First Solar Inc
(d)
5,265 630
Shoals Technologies Group Inc
(d)
5,064 157
Sunrun Inc
(d)
9,903 571
$ 1,358
Engineering & Construction - 0 .06%
AECOM
(d)
6,757 462
Frontdoor Inc
(d)
1,351 50
Jacobs Engineering Group Inc 6,399 899
MasTec Inc
(d)
2,787 249
TopBuild Corp
(d)
281 72
$ 1,732
Entertainment - 0 .40%
Caesars Entertainment Inc
(d)
3,830 419
Live Nation Entertainment Inc
(d)
100,614 10,177
Madison Square Garden Sports Corp
(d)
577 110
Marriott Vacations Worldwide Corp 2,067 325
Penn National Gaming Inc
(d)
7,636 547
Six Flags Entertainment Corp
(d)
2,363 97
$ 11,675
Environmental Control - 0 .74%
Clean Harbors Inc
(d)
2,515 283
Pentair PLC 8,193 606
Republic Services Inc 154,416 20,784
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Stericycle Inc
(d)
4,567 $ 306
$ 21,979
Food - 3 .99%
Albertsons Cos Inc
(e)
7,710 239
Beyond Meat Inc
(d),(e)
351 35
Campbell Soup Co 9,694 387
Conagra Brands Inc 23,278 750
Flowers Foods Inc 9,310 230
Grocery Outlet Holding Corp
(d)
4,338 96
Hain Celestial Group Inc/The
(d)
4,089 184
Hershey Co/The 198,133 34,743
Hormel Foods Corp 14,053 595
Ingredion Inc 3,353 319
J M Smucker Co/The 5,200 639
Kellogg Co 6,955 426
Kroger Co/The 176,081 7,046
Lamb Weston Holdings Inc 5,105 288
McCormick & Co Inc/MD 12,397 995
Pilgrim's Pride Corp
(d)
1,479 42
Post Holdings Inc
(d)
2,930 297
Seaboard Corp 13 50
Sysco Corp 436,000 33,528
Tyson Foods Inc 457,268 36,568
US Foods Holding Corp
(d)
10,983 381
$ 117,838
Forest Products & Paper - 0 .03%
International Paper Co 19,448 966
Sylvamo Corp
(d)
1,767 50
$ 1,016
Gas - 0 .06%
Atmos Energy Corp 6,425 592
National Fuel Gas Co 4,316 248
NiSource Inc 19,458 480
UGI Corp 10,306 447
$ 1,767
Hand & Machine Tools - 0 .71%
Lincoln Electric Holdings Inc 129,000 18,370
MSA Safety Inc 1,298 199
Regal Rexnord Corp 2,636 401
Snap-on Inc 2,652 539
Stanley Black & Decker Inc 8,001 1,438
$ 20,947
Healthcare - Products - 2 .12%
Adaptive Biotechnologies Corp
(d)
624 21
Cooper Cos Inc/The 66,804 27,852
DENTSPLY SIRONA Inc 10,809 618
Envista Holdings Corp
(d)
7,978 312
Globus Medical Inc
(d)
3,642 281
Henry Schein Inc
(d)
6,997 534
Hill-Rom Holdings Inc 170,304 26,380
Hologic Inc
(d)
12,436 912
ICU Medical Inc
(d)
989 232
Integra LifeSciences Holdings Corp
(d)
3,565 237
Masimo Corp
(d)
683 194
Natera Inc
(d)
280 32
PerkinElmer Inc 5,564 984
QIAGEN NV
(d)
11,251 627
Quidel Corp
(d)
1,822 242
Repligen Corp
(d)
167 49
ResMed Inc 714 188
STERIS PLC 3,651 853
Tandem Diabetes Care Inc
(d)
193 26
Teleflex Inc 1,911 682
Zimmer Biomet Holdings Inc 10,373 1,485
$ 62,741

Schedule of Investments
MidCap Value Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2 .42%
Acadia Healthcare Co Inc
(d)
4,387 $ 272
agilon health Inc
(d)
163 4
Amedisys Inc
(d)
184 31
Catalent Inc
(d)
6,173 851
Charles River Laboratories International Inc
(d)
156 70
Chemed Corp 561 270
DaVita Inc
(d)
1,038 107
Encompass Health Corp 2,070 132
IQVIA Holdings Inc
(d)
21,532 5,629
Laboratory Corp of America Holdings
(d)
35,589 10,215
Molina Healthcare Inc
(d)
64,567 19,094
Oak Street Health Inc
(d),(e)
524 25
PPD Inc
(d)
4,702 222
Quest Diagnostics Inc 222,043 32,591
Syneos Health Inc
(d)
4,364 407
Teladoc Health Inc
(d)
7,488 1,120
Universal Health Services Inc 3,656 454
$ 71,494
Home Builders - 0 .90%
DR Horton Inc 80,100 7,151
Lennar Corp - A Shares 50,810 5,078
Lennar Corp - B Shares 35,822 2,940
NVR Inc
(d)
54 264
PulteGroup Inc 48,005 2,308
Thor Industries Inc 30,208 3,080
Toll Brothers Inc 97,989 5,896
$ 26,717
Home Furnishings - 0 .04%
Dolby Laboratories Inc 3,188 282
Leggett & Platt Inc 6,599 309
Whirlpool Corp 3,047 642
$ 1,233
Housewares - 0 .56%
Newell Brands Inc 719,894 16,478
Insurance - 7 .22%
Aflac Inc 32,855 1,763
Alleghany Corp
(d)
60,097 39,146
American Financial Group Inc/OH 268,774 36,564
Arch Capital Group Ltd
(d)
14,382 601
Arthur J Gallagher & Co 10,153 1,702
Assurant Inc 2,907 469
Assured Guaranty Ltd 3,488 194
Athene Holding Ltd
(d)
5,715 497
Axis Capital Holdings Ltd 3,776 197
Brighthouse Financial Inc
(d)
4,098 206
Brown & Brown Inc 10,971 692
Cincinnati Financial Corp 7,443 904
CNA Financial Corp 1,308 59
Equitable Holdings Inc 18,300 613
Erie Indemnity Co 384 79
Everest Re Group Ltd 168,417 44,040
Fidelity National Financial Inc 216,133 10,355
First American Financial Corp 176,604 12,917
Globe Life Inc 4,963 442
GoHealth Inc
(d)
361 2
Hanover Insurance Group Inc/The 1,774 224
Hartford Financial Services Group Inc/The 17,187 1,253
Kemper Corp 3,028 192
Lemonade Inc
(d),(e)
1,700 106
Lincoln National Corp 7,860 567
Loews Corp 10,745 602
Markel Corp
(d)
4,176 5,484
Mercury General Corp 1,351 74
MGIC Investment Corp 16,859 272
Old Republic International Corp 423,604 10,942
Primerica Inc 1,945 327
Prudential Financial Inc 19,155 2,108
Reinsurance Group of America Inc 3,388 400
RenaissanceRe Holdings Ltd 1,289 183
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Unum Group 10,166 $ 259
Voya Financial Inc 5,586 390
W R Berkley Corp 459,859 36,605
White Mountains Insurance Group Ltd 150 158
Willis Towers Watson PLC 6,367 1,543
$ 213,131
Internet - 0 .36%
DoorDash Inc - Class A
(d)
857 167
F5 Networks Inc
(d)
12,701 2,682
Figs Inc
(d),(e)
1,073 36
GoDaddy Inc
(d)
7,489 518
IAC/InterActiveCorp
(d)
3,797 578
Mandiant Inc
(d)
8,231 143
NortonLifeLock Inc 20,070 511
Opendoor Technologies Inc
(d)
17,777 421
TripAdvisor Inc
(d)
1,891 62
Twitter Inc
(d)
34,609 1,853
VeriSign Inc
(d)
4,898 1,091
Vimeo Inc
(d)
527 18
Wayfair Inc
(d)
1,665 415
Zillow Group Inc - C Shares
(d)
21,496 2,228
$ 10,723
Iron & Steel - 2 .20%
Cleveland-Cliffs Inc
(d)
22,630 546
Nucor Corp 14,563 1,626
Reliance Steel & Aluminum Co 252,611 36,922
Steel Dynamics Inc 388,812 25,692
United States Steel Corp 13,280 350
$ 65,136
Leisure Products & Services - 0 .11%
Brunswick Corp/DE 3,371 314
Carnival Corp
(d)
42,324 938
Harley-Davidson Inc 7,648 279
Norwegian Cruise Line Holdings Ltd
(d)
18,344 472
Planet Fitness Inc
(d)
1,291 103
Polaris Inc 876 101
Royal Caribbean Cruises Ltd
(d)
10,889 919
Virgin Galactic Holdings Inc
(d),(e)
604 11
$ 3,137
Lodging - 0 .52%
Boyd Gaming Corp
(d)
3,208 204
Hilton Worldwide Holdings Inc
(d)
95,494 13,746
Hyatt Hotels Corp
(d)
2,343 200
MGM Resorts International 19,869 937
Travel + Leisure Co 1,410 77
Wyndham Hotels & Resorts Inc 1,680 142
$ 15,306
Machinery - Construction & Mining - 1 .42%
Oshkosh Corp 185,385 19,836
Vertiv Holdings Co 862,000 22,136
$ 41,972
Machinery - Diversified - 4 .31%
AGCO Corp 222,796 27,228
Colfax Corp
(d)
5,809 300
Crane Co 2,429 251
Curtiss-Wright Corp 14,973 1,911
Dover Corp 7,129 1,205
Flowserve Corp 6,502 219
Gates Industrial Corp PLC
(d)
4,713 77
Graco Inc 3,161 238
IDEX Corp 3,772 840
Ingersoll Rand Inc 20,098 1,080
Middleby Corp/The
(d)
183,969 33,564
Nordson Corp 28,007 7,120
Otis Worldwide Corp 211,881 17,016
Rockwell Automation Inc 2,267 724
Toro Co/The 249,306 23,801
Westinghouse Air Brake Technologies Corp 8,975 814

Schedule of Investments
MidCap Value Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Xylem Inc/NY 84,034 $ 10,974
$ 127,362
Media - 0 .99%
Altice USA Inc
(d)
3,185 52
Cable One Inc 125 214
Discovery Inc - A Shares
(d),(e)
8,202 192
Discovery Inc - C Shares
(d)
15,666 353
DISH Network Corp
(d)
132,248 5,432
FactSet Research Systems Inc 261 116
Fox Corp - A Shares 15,803 628
Fox Corp - B Shares 7,553 279
Liberty Broadband Corp - A Shares
(d)
1,234 198
Liberty Broadband Corp - C Shares
(d)
7,170 1,165
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
1,166 61
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
9,823 548
Liberty Media Corp-Liberty SiriusXM - A Shares
(d)
3,969 198
Liberty Media Corp-Liberty SiriusXM - C Shares
(d)
8,056 397
New York Times Co/The 8,141 444
News Corp - A Shares 199,933 4,579
News Corp - B Shares 6,058 137
Nexstar Media Group Inc 85,822 12,868
Sirius XM Holdings Inc
(e)
44,727 272
ViacomCBS Inc - Class A 406 16
ViacomCBS Inc - Class B 28,971 1,049
World Wrestling Entertainment Inc 318 19
$ 29,217
Metal Fabrication & Hardware - 0 .02%
Timken Co/The 3,161 224
Valmont Industries Inc 1,040 249
$ 473
Mining - 0 .03%
Alcoa Corp 9,275 426
Royal Gold Inc 3,253 322
$ 748
Miscellaneous Manufacturers - 3 .06%
A O Smith Corp 169,985 12,420
Carlisle Cos Inc 1,575 351
Donaldson Co Inc 5,491 330
ITT Inc 4,270 402
Parker-Hannifin Corp 105,319 31,237
Textron Inc 602,210 44,473
Trane Technologies PLC 6,086 1,101
$ 90,314
Office & Business Equipment - 0 .00%
Xerox Holdings Corp 7,033 125
Oil & Gas - 3 .78%
APA Corp 18,692 490
Continental Resources Inc/OK 2,897 141
Coterra Energy Inc 1,317,687 28,093
Devon Energy Corp 807,101 32,349
Diamondback Energy Inc 4,721 506
EQT Corp
(d)
15,069 300
Hess Corp 12,845 1,061
HollyFrontier Corp 172,483 5,830
Marathon Oil Corp 39,111 638
Marathon Petroleum Corp 31,606 2,084
Occidental Petroleum Corp 36,666 1,229
Phillips 66 21,708 1,623
Pioneer Natural Resources Co 5,943 1,111
Valero Energy Corp 467,292 36,136
$ 111,591
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services - 0 .08%
Baker Hughes Co 36,625 $ 919
Halliburton Co 41,701 1,042
NOV Inc
(d)
19,403 272
$ 2,233
Packaging & Containers - 2 .08%
Amcor PLC 76,555 924
AptarGroup Inc 126,662 15,298
Ardagh Group SA 901 22
Ball Corp 11,245 1,029
Berry Global Group Inc
(d)
6,708 440
Crown Holdings Inc 5,490 571
Graphic Packaging Holding Co 10,066 200
Packaging Corp of America 242,657 33,334
Sealed Air Corp 144,963 8,599
Silgan Holdings Inc 4,158 167
Sonoco Products Co 4,860 282
Westrock Co 13,072 629
$ 61,495
Pharmaceuticals - 0 .58%
AmerisourceBergen Corp 7,360 898
Cardinal Health Inc 5,903 282
Elanco Animal Health Inc
(d)
22,115 727
Herbalife Nutrition Ltd
(d)
57,942 2,688
Jazz Pharmaceuticals PLC
(d)
2,943 391
McKesson Corp 46,551 9,677
Organon & Co 29,817 1,096
Perrigo Co PLC 6,635 300
Premier Inc 6,028 235
Viatris Inc 60,043 802
$ 17,096
Pipelines - 0 .42%
Antero Midstream Corp 16,591 176
DT Midstream Inc 4,794 230
Equitrans Midstream Corp 338,181 3,487
ONEOK Inc 22,045 1,402
Targa Resources Corp 98,369 5,378
Williams Cos Inc/The 60,267 1,693
$ 12,366
Private Equity - 0 .09%
Ares Management Corp 825 70
Carlyle Group Inc/The 8,062 453
KKR & Co Inc 27,575 2,197
$ 2,720
Real Estate - 0 .27%
CBRE Group Inc
(d)
68,479 7,127
Howard Hughes Corp/The
(d)
2,060 180
Jones Lang LaSalle Inc
(d)
2,503 646
$ 7,953
REITs - 8 .07%
AGNC Investment Corp 26,039 415
Alexandria Real Estate Equities Inc 130,645 26,670
American Campus Communities Inc 6,841 367
American Homes 4 Rent 592,016 24,036
Americold Realty Trust 458,533 13,513
Annaly Capital Management Inc 69,400 587
Apartment Income REIT Corp 7,761 416
AvalonBay Communities Inc 6,910 1,635
Boston Properties Inc 7,756 881
Brixmor Property Group Inc 14,815 347
Camden Property Trust 163,820 26,719
CoreSite Realty Corp 461 66
Cousins Properties Inc 7,397 293
CubeSmart 9,972 549
CyrusOne Inc 6,141 504
Douglas Emmett Inc 8,318 272
Duke Realty Corp 18,598 1,046
EPR Properties 3,679 185
Equity LifeStyle Properties Inc 316,075 26,711

Schedule of Investments
MidCap Value Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Equity Residential 18,269 $ 1,578
Essex Property Trust Inc 3,220 1,095
Extra Space Storage Inc 26,183 5,168
Federal Realty Investment Trust 3,833 461
First Industrial Realty Trust Inc 6,390 372
Gaming and Leisure Properties Inc 108,825 5,277
Healthcare Trust of America Inc 10,869 363
Healthpeak Properties Inc 26,757 950
Highwoods Properties Inc 405,138 18,166
Host Hotels & Resorts Inc
(d)
35,036 590
Hudson Pacific Properties Inc 7,287 188
Invitation Homes Inc 28,574 1,179
Iron Mountain Inc 4,213 192
JBG SMITH Properties 6,084 176
Kilroy Realty Corp 5,744 387
Kimco Realty Corp 28,789 651
Lamar Advertising Co 225,539 25,531
Life Storage Inc 3,854 516
Medical Properties Trust Inc 29,283 625
Mid-America Apartment Communities Inc 5,718 1,168
National Retail Properties Inc 588,676 26,703
New Residential Investment Corp 21,473 244
Omega Healthcare Investors Inc 11,822 347
Park Hotels & Resorts Inc
(d)
11,622 215
Rayonier Inc 6,951 259
Realty Income Corp 19,309 1,379
Regency Centers Corp 8,368 589
Rexford Industrial Realty Inc 6,832 459
SBA Communications Corp 4,473 1,545
Simon Property Group Inc 2,124 311
SL Green Realty Corp 3,316 232
Spirit Realty Capital Inc 5,883 288
Starwood Property Trust Inc 13,669 348
STORE Capital Corp 12,133 416
Sun Communities Inc 5,676 1,112
UDR Inc 14,672 815
Ventas Inc 19,444 1,038
VEREIT Inc 146,367 7,362
VICI Properties Inc 29,095 854
Vornado Realty Trust 8,772 374
Welltower Inc 20,955 1,685
Weyerhaeuser Co 37,233 1,330
WP Carey Inc 9,054 698
$ 238,448
Retail - 5 .16%
Advance Auto Parts Inc 3,243 731
AutoNation Inc
(d)
131,102 15,879
AutoZone Inc
(d)
2,949 5,263
Bath & Body Works Inc 204,908 14,157
Best Buy Co Inc 9,566 1,169
Burlington Stores Inc
(d)
191 53
CarMax Inc
(d)
7,407 1,014
Casey's General Stores Inc 1,836 352
Darden Restaurants Inc 2,074 299
Dick's Sporting Goods Inc 115,029 14,288
Dollar Tree Inc
(d)
11,512 1,241
Domino's Pizza Inc 26,730 13,070
Foot Locker Inc 154,082 7,345
Gap Inc/The 9,997 227
Genuine Parts Co 7,019 920
Kohl's Corp 7,739 376
Lithia Motors Inc 1,324 423
MSC Industrial Direct Co Inc 33,644 2,828
Nordstrom Inc
(d)
914 26
Ollie's Bargain Outlet Holdings Inc
(d)
3,239 219
O'Reilly Automotive Inc
(d)
2,349 1,462
Penske Automotive Group Inc 55,002 5,833
Petco Health & Wellness Co Inc
(d)
2,569 63
Qurate Retail Inc 333,073 3,478
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Ross Stores Inc 195,200 $ 22,097
Victoria's Secret & Co
(d)
68,250 3,444
Vroom Inc
(d)
4,287 82
Williams-Sonoma Inc 893 166
Yum China Holdings Inc 19,282 1,101
Yum! Brands Inc 279,532 34,925
$ 152,531
Savings & Loans - 0 .03%
New York Community Bancorp Inc 22,448 279
People's United Financial Inc 21,144 363
Sterling Bancorp/DE 8,739 222
TFS Financial Corp 2,279 44
$ 908
Semiconductors - 0 .74%
Brooks Automation Inc 639 74
Cirrus Logic Inc
(d)
2,865 232
IPG Photonics Corp
(d)
1,653 263
Marvell Technology Inc 40,604 2,781
Microchip Technology Inc 4,214 312
MKS Instruments Inc 428 64
ON Semiconductor Corp
(d)
9,655 464
Qorvo Inc
(d)
36,437 6,130
Skyworks Solutions Inc 46,652 7,797
Teradyne Inc 22,264 3,078
Wolfspeed Inc
(d)
5,728 688
$ 21,883
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,956 397
Software - 1 .43%
Akamai Technologies Inc
(d)
7,986 842
ANSYS Inc
(d)
2,527 959
Black Knight Inc
(d)
7,549 529
Broadridge Financial Solutions Inc 528 94
C3.ai Inc
(d)
1,244 56
CDK Global Inc 5,116 223
Ceridian HCM Holding Inc
(d)
6,416 804
Cerner Corp 14,657 1,089
Change Healthcare Inc
(d)
12,252 264
Citrix Systems Inc 3,962 375
Clarivate PLC
(d)
21,540 505
Cloudflare Inc
(d)
711 138
Concentrix Corp 72,991 12,969
Datto Holding Corp
(d)
92,440 2,209
Duck Creek Technologies Inc
(d)
2,767 87
Dynatrace Inc
(d)
571 43
Fastly Inc
(d)
5,250 266
Guidewire Software Inc
(d)
4,166 524
Jack Henry & Associates Inc 2,710 451
Jamf Holding Corp
(d)
426 20
Manhattan Associates Inc
(d)
1,467 266
MSCI Inc 1,158 770
N-Able Inc
(d)
1,733 23
Nuance Communications Inc
(d)
8,777 483
Paychex Inc 2,048 253
Paycor HCM Inc
(d)
283 9
Pegasystems Inc 121 14
Procore Technologies Inc
(d),(e)
139 13
Signify Health Inc
(d)
3,123 50
SolarWinds Corp 1,733 28
SS&C Technologies Holdings Inc 11,134 885
Synopsys Inc
(d)
2,759 919
Take-Two Interactive Software Inc
(d)
68,394 12,379
Teradata Corp
(d)
57,571 3,257
Tyler Technologies Inc
(d)
268 146
Zynga Inc
(d)
25,989 192
$ 42,134

Schedule of Investments
MidCap Value Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications - 1 .42%
Arista Networks Inc
(d)
26,785 $ 10,973
Ciena Corp
(d)
7,640 415
Corning Inc 25,034 890
Juniper Networks Inc 16,114 476
Lumen Technologies Inc 54,691 649
Motorola Solutions Inc 113,598 28,240
Ubiquiti Inc 39 12
Viasat Inc
(d)
3,444 205
$ 41,860
Textiles - 0 .02%
Mohawk Industries Inc
(d)
2,810 498
Toys, Games & Hobbies - 0 .02%
Hasbro Inc 6,327 606
Transportation - 3 .07%
CH Robinson Worldwide Inc 5,267 511
Expeditors International of Washington Inc 112,447 13,860
JB Hunt Transport Services Inc 151,468 29,868
Kansas City Southern 3,302 1,025
Kirby Corp
(d)
2,975 156
Knight-Swift Transportation Holdings Inc 107,058 6,069
Landstar System Inc 207,917 36,554
Old Dominion Freight Line Inc 402 137
Ryder System Inc 2,616 222
Schneider National Inc 84,167 2,099
XPO Logistics Inc
(d)
654 56
$ 90,557
Water - 0 .07%
American Water Works Co Inc 9,001 1,568
Essential Utilities Inc 11,104 522
$ 2,090
TOTAL COMMON STOCKS $ 2,900,781
Total Investments $ 2,956,343
Other Assets and Liabilities -  (0.09)% (2,626)
TOTAL NET ASSETS - 100.00% $ 2,953,717
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,175 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,159 or 0.04% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 23 .83%
Industrial 21 .62%
Consumer, Non-cyclical 15 .98%
Consumer, Cyclical 12 .86%
Technology 7 .31%
Basic Materials 6 .32%
Energy 4 .33%
Communications 3 .59%
Utilities 2 .37%
Money Market Funds 1 .11%
Investment Companies 0 .77%
Other Assets and Liabilities
( 0 .09 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 22,289 $ 883,287 $ 873,936 $ 31,640
$ 22,289 $ 883,287 $ 873,936 $ 31,640
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; December 2021 Long 20 $ 5,579 $ 14
Total $ 14
Amounts in thousands except contracts.

Schedule of Investments
Money Market Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 3 .72 % Shares Held Value (000's)
Money Market Funds - 3 .72%
DWS Government Money Market Series -
Institutional Class 0.03%
(a)
8,260,000 $ 8,260
Goldman Sachs Financial Square Government
Fund - Institutional Class 0.03%
(a)
8,640,000 8,640
Invesco Government & Agency Portfolio -
Institutional Class 0.03%
(a)
3,300,000 3,300
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.03%
(a)
6,000,000 6,000
$ 26,200
TOTAL INVESTMENT COMPANIES $ 26,200
BONDS - 7 .44%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 2 .92%
AmeriCredit Automobile Receivables Trust
2021-2
0.14%, 06/20/2022 $ 3 $ 3
ARI Fleet Lease Trust 2021-A
0.17%, 06/15/2022
(b)
1,638 1,638
CarMax Auto Owner Trust 2021-2
0.14%, 04/15/2022 64 65
Carvana Auto Receivables Trust
0.13%, 07/10/2022 13 13
Carvana Auto Receivables Trust 2021-P3
0.16%, 10/11/2022 2,494 2,494
Drive Auto Receivables Trust 2021-2
0.14%, 09/15/2022 960 960
Enterprise Fleet Financing 2021-2 LLC
0.17%, 07/20/2022
(b)
2,028 2,028
Enterprise Fleet Financing 2021-3 LLC
0.22%, 11/21/2022
(b),(c)
4,000 4,000
Enterprise Fleet Funding 2021-1 LLC
0.17%, 03/21/2022
(b)
143 143
Hyundai Auto Lease Securitization Trust 2021-B
0.11%, 06/15/2022
(b)
628 628
Santander Drive Auto Receivables Trust 2021-3
0.14%, 07/15/2022 209 209
Santander Drive Auto Receivables Trust 2021-4
0.17%, 11/15/2022 5,000 5,000
Santander Retail Auto Lease Trust 2021-C
0.13%, 09/20/2022
(b)
2,278 2,278
Tesla Auto Lease Trust 2021-B
0.12%, 09/20/2022
(b)
1,115 1,115
$ 20,574
Diversified Financial Services - 0 .05%
Corporate Finance Managers Inc
0.08%, 11/05/2021
(d)
365 365
Insurance - 2 .41%
Met Life
0.19%, 08/17/2022 9,000 9,000
New York Life
0.13%, 07/20/2022 8,000 8,000
$ 17,000
Other Asset Backed Securities - 2 .06%
Dell Equipment Finance Trust 2021-1
0.21%, 03/22/2022
(b)
651 651
Dell Equipment Finance Trust 2021-2
0.18%, 09/22/2022
(b)
2,068 2,068
DLLAA 2021-1 LLC
0.22%, 05/17/2022
(b)
440 440
DLLAD 2021-1 LLC
0.16%, 08/22/2022
(b)
807 807
Dllmt 2021-1 LLC
0.23%, 10/20/2022
(b),(c)
3,500 3,500
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.19%, 02/15/2022
(b)
429 429
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
GreatAmerica Leasing Receivables Funding LLC
Series 2021-2
0.15%, 10/17/2022
(b)
$ 2,200 $ 2,200
HPEFS Equipment Trust 2021-1
0.17%, 03/21/2022
(b)
55 55
HPEFS Equipment Trust 2021-2
0.14%, 06/20/2022
(b)
1,826 1,826
Kubota Credit Owner Trust 2021-1
0.17%, 04/15/2022
(b)
588 588
Kubota Credit Owner Trust 2021-2
0.17%, 08/15/2022
(b)
976 976
MMAF Equipment Finance LLC 2021-A
0.18%, 05/13/2022
(b)
955 955
$ 14,495
TOTAL BONDS $ 52,434
MUNICIPAL BONDS - 2 .45%
Principal
Amount (000's) Value (000's)
Colorado - 0 .69%
Colorado Housing and Finance Authority (credit
support from Federal Home Loan Bank )
0.11%, 11/05/2021
(d),(e)
$ 4,815 $ 4,815
County of Kit Carson CO (credit support from
Wells Fargo )
0.11%, 11/05/2021
(d),(e)
30 30
$ 4,845
Maryland - 0 .76%
City of Baltimore MD (credit support from State
Street Bank )
0.08%, 11/05/2021
(d),(e)
5,340 5,340
New York - 1 .00%
New York City Housing Development
Corp (credit support from Fannie Mae )
0.06%, 11/05/2021
(d),(e)
2,300 2,300
0.06%, 11/05/2021
(d),(e)
4,800 4,800
$ 7,100
TOTAL MUNICIPAL BONDS $ 17,285
COMMERCIAL PAPER - 82 .75%
Principal
Amount (000's) Value (000's)
Agriculture - 1 .45%
Archer-Daniels-Midland Co
0.05%, 11/05/2021
(b)
$ 3,200 $ 3,200
0.06%, 11/02/2021
(b)
3,500 3,500
0.06%, 11/10/2021
(b)
3,500 3,500
$ 10,200
Automobile Manufacturers - 5 .46%
BMW US Capital LLC (credit support from
BMW AG )
0.06%, 11/22/2021
(b),(e)
4,000 4,000
0.06%, 11/26/2021
(b),(e)
5,000 5,000
PACCAR Financial Corp (credit support from
Paccar Inc )
0.05%, 11/10/2021
(e)
4,000 4,000
0.05%, 11/12/2021
(e)
4,000 4,000
0.06%, 11/09/2021
(e)
4,500 4,500
Toyota Credit de Puerto Rico Corp (credit
support from Toyota Financial Services )
0.09%, 11/24/2021
(e)
4,000 4,000
0.10%, 12/27/2021
(e)
4,000 3,999
0.11%, 01/24/2022
(e)
5,000 4,998
0.11%, 01/25/2022
(e)
4,000 3,999
$ 38,496
Banks - 26 .26%
Australia & New Zealand Banking Group Ltd
0.09%, 01/04/2022
(b),(f)
5,000 4,999

Schedule of Investments
Money Market Fund
October 31, 2021
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays Bank PLC
0.10%, 12/07/2021 $ 5,000 $ 4,999
0.11%, 12/03/2021
(b)
4,000 4,000
0.11%, 12/06/2021
(b)
4,000 4,000
BNP Paribas SA
0.06%, 11/01/2021
(f)
7,000 7,000
CAFCO LLC
0.09%, 11/16/2021
(b)
3,560 3,560
0.09%, 12/02/2021
(b)
4,000 4,000
0.10%, 01/12/2022
(b)
4,000 3,999
DBS Bank Ltd
0.13%, 02/08/2022
(b),(f)
4,000 3,999
DNB Bank ASA
0.05%, 11/04/2021
(b),(f)
5,000 5,000
0.07%, 11/03/2021
(b),(f)
880 880
0.09%, 12/09/2021
(b),(f)
5,000 4,999
0.10%, 12/15/2021
(b),(f)
5,000 4,999
ING US Funding LLC (credit support from ING
Bank )
0.09%, 11/15/2021
(b),(e)
900 900
0.09%, 12/15/2021
(b),(e)
4,000 4,000
0.09%, 12/17/2021
(b),(e)
4,000 3,999
0.09%, 12/21/2021
(b),(e)
3,500 3,499
Manhattan Asset Funding Co LLC
0.06%, 11/03/2021
(b)
5,000 5,000
0.08%, 11/15/2021
(b)
4,000 4,000
0.13%, 01/27/2022
(b)
4,500 4,499
Mitsubishi UFJ Trust & Banking Corp/NY
0.11%, 12/09/2021
(b)
2,000 2,000
0.14%, 02/04/2022
(b)
5,000 4,998
Mizuho Bank Ltd/New York NY
0.10%, 12/01/2021
(b)
4,000 4,000
0.10%, 12/13/2021
(b)
4,800 4,799
National Bank of Canada
0.09%, 11/15/2021
(b),(f)
3,000 3,000
0.12%, 01/21/2022
(b),(f)
5,000 4,999
0.12%, 01/26/2022
(b),(f)
5,000 4,998
Sheffield Receivables Co LLC
0.09%, 12/09/2021
(b)
4,000 4,000
0.10%, 12/01/2021
(b)
4,000 4,000
0.10%, 12/13/2021
(b)
4,000 3,999
0.10%, 12/16/2021
(b)
4,000 3,999
0.11%, 01/06/2022
(b)
1,240 1,240
Skandinaviska Enskilda Banken AB
0.10%, 11/15/2021
(b),(f)
4,500 4,500
0.10%, 12/22/2021
(b),(f)
4,500 4,499
0.10%, 12/28/2021
(b),(f)
2,150 2,150
Societe Generale SA
0.04%, 11/01/2021
(b),(f)
7,000 7,000
Standard Chartered Bank/New York
0.15%, 01/14/2022
(b)
500 500
Sumitomo Mitsui Banking Corp
0.09%, 11/12/2021
(b),(f)
1,100 1,100
0.09%, 11/16/2021
(b),(f)
5,000 5,000
0.09%, 11/18/2021
(b),(f)
750 750
0.11%, 01/10/2022
(b),(f)
4,500 4,499
0.17%, 02/25/2022
(b),(f)
4,500 4,497
Toronto-Dominion Bank/The
0.06%, 11/01/2021
(b),(f)
5,000 5,000
0.06%, 11/02/2021
(b),(f)
3,800 3,800
0.06%, 11/03/2021
(b),(f)
4,000 4,000
United Overseas Bank Ltd
0.08%, 11/08/2021
(b),(f)
5,000 5,000
0.13%, 01/27/2022
(b),(f)
4,500 4,499
$ 185,157
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 1 .67%
BASF SE
0.09%, 11/02/2021
(b)
$ 3,800 $ 3,800
0.11%, 12/06/2021
(b)
4,000 4,000
0.11%, 12/28/2021
(b)
4,000 3,999
$ 11,799
Commercial Services - 0 .57%
Experian Finance PLC (credit support from
Experian PLC )
0.13%, 11/01/2021
(b),(e)
4,000 4,000
Consumer Products - 0 .71%
Kimberly-Clark Corp
0.05%, 11/05/2021
(b)
5,000 5,000
Diversified Financial Services - 29 .00%
AllianceBernstein LP
0.10%, 11/30/2021
(b)
5,000 5,000
Anglesea Funding LLC
0.07%, 11/02/2021
(b)
4,500 4,500
0.07%, 11/05/2021
(b)
5,000 5,000
BofA Securities Inc
0.09%, 11/01/2021 4,000 4,000
0.10%, 12/13/2021 3,200 3,200
0.11%, 11/08/2021 5,000 5,000
0.11%, 02/01/2022 4,000 3,999
Chesham Finance Ltd / Chesham Finance LLC
0.07%, 11/01/2021
(b)
13,000 13,000
Citigroup Global Markets Inc
0.06%, 11/16/2021
(b)
5,000 5,000
0.08%, 12/01/2021
(b)
4,400 4,400
Collateralized Commercial Paper V Co LLC
0.09%, 12/13/2021 4,500 4,499
DCAT LLC
0.05%, 11/10/2021 4,200 4,200
0.06%, 11/03/2021 4,000 4,000
0.07%, 11/17/2021 3,500 3,500
0.08%, 11/29/2021 400 400
0.10%, 11/01/2021 5,000 5,000
Fairway Finance Co LLC
0.06%, 11/04/2021
(b)
3,500 3,500
0.10%, 12/08/2021
(b)
4,500 4,499
0.10%, 12/09/2021
(b)
4,500 4,499
0.10%, 12/10/2021
(b)
4,500 4,499
GlaxoSmithKline Finance PLC (credit support
from GlaxoSmithKline PLC )
0.07%, 11/01/2021
(b),(e)
4,500 4,500
0.07%, 11/02/2021
(b),(e)
4,700 4,700
Glencove Funding LLC
0.08%, 12/06/2021
(b)
5,000 5,000
0.15%, 02/07/2022
(b)
4,500 4,498
0.16%, 02/04/2022
(b)
4,000 3,998
0.17%, 02/11/2022
(b)
1,700 1,699
Goldman Sachs International
0.10%, 12/01/2021
(b)
3,000 3,000
0.10%, 12/02/2021
(b)
4,000 4,000
0.10%, 12/03/2021
(b)
4,000 4,000
0.13%, 01/12/2022
(b)
5,567 5,565
Gotham Funding Corp
0.10%, 11/23/2021
(b)
4,000 4,000
0.11%, 12/13/2021
(b)
4,990 4,989
0.11%, 01/06/2022
(b)
4,500 4,499
0.12%, 01/05/2022
(b)
3,380 3,379
JP Morgan Securities LLC
0.08%, 12/06/2021 3,000 3,000
Liberty Street Funding LLC
0.10%, 11/01/2021
(b)
4,500 4,500
0.10%, 12/07/2021
(b)
4,000 4,000
0.11%, 02/01/2022
(b)
5,000 4,998

Schedule of Investments
Money Market Fund
October 31, 2021
See accompanying notes.

COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Longship Funding LLC
0.09%, 12/22/2021
(b)
$ 3,000 $ 3,000
0.12%, 01/27/2022
(b)
3,000 2,999
0.13%, 01/11/2022
(b)
3,000 2,999
Nationwide Building Society
0.06%, 11/09/2021
(b)
4,000 4,000
0.07%, 11/16/2021
(b)
4,500 4,500
0.12%, 01/13/2022
(b)
3,960 3,959
0.13%, 01/14/2022
(b)
4,700 4,699
Thunder Bay Funding LLC
0.06%, 11/04/2021
(b)
5,000 5,000
0.07%, 11/05/2021
(b)
260 260
0.07%, 12/02/2021
(b)
4,000 4,000
0.08%, 11/08/2021
(b)
3,000 3,000
$ 204,436
Electric - 2 .45%
National Rural Utilities Cooperative Finance Corp
0.07%, 11/12/2021 4,000 4,000
0.08%, 11/02/2021 3,500 3,500
0.08%, 11/09/2021 1,800 1,800
0.08%, 11/15/2021 4,000 4,000
0.09%, 11/04/2021 4,000 4,000
$ 17,300
Food - 1 .21%
Unilever Capital Corp (credit support from
Unilever PLC )
0.07%, 11/22/2021
(b),(e)
4,000 4,000
0.07%, 11/24/2021
(b),(e)
4,500 4,500
$ 8,500
Healthcare - Services - 0 .99%
UnitedHealth Group Inc
0.12%, 12/30/2021
(b)
4,000 3,999
0.12%, 12/31/2021
(b)
3,000 2,999
$ 6,998
Holding Companies - Diversified - 0 .64%
Koch Industries Inc
0.06%, 11/05/2021 500 500
0.06%, 11/09/2021 4,000 4,000
$ 4,500
Insurance - 2 .41%
Prudential Funding LLC (credit support from
Prudential Financial Inc )
0.05%, 11/03/2021
(e)
5,000 5,000
0.05%, 11/05/2021
(e)
4,000 4,000
Prudential PLC
0.06%, 11/04/2021
(b)
4,000 4,000
0.09%, 11/18/2021
(b)
4,000 4,000
$ 17,000
Machinery - Construction & Mining - 1 .14%
Caterpillar Financial Services Corp (credit
support from Caterpillar Inc )
0.05%, 11/29/2021
(e)
4,000 4,000
0.06%, 11/10/2021
(e)
4,000 4,000
$ 8,000
Machinery - Diversified - 0 .64%
John Deere Capital Corp
0.07%, 11/23/2021
(b)
4,500 4,500
Oil & Gas - 4 .11%
Chevron Corp
0.05%, 11/02/2021
(b)
3,000 3,000
0.06%, 11/04/2021
(b)
5,000 5,000
Exxon Mobil Corp
0.05%, 11/03/2021 4,000 4,000
TotalEnergies Capital Canada Ltd (credit support
from TotalEnergies SE )
0.08%, 11/16/2021
(b),(e)
4,000 4,000
COMMERCIAL PAPER (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
TotalEnergies Capital SA (credit support from
TotalEnergies SE )
0.06%, 11/01/2021
(b),(e)
$ 13,000 $ 13,000
$ 29,000
Pharmaceuticals - 1 .06%
Novartis Finance Corp (credit support from
Novartis AG )
0.05%, 11/05/2021
(b),(e)
3,500 3,500
Sanofi
0.09%, 12/30/2021
(b)
4,000 3,999
$ 7,499
Supranational Bank - 0 .57%
Corp Andina de Fomento
0.09%, 12/10/2021
(b)
4,000 3,999
Water - 2 .41%
American Water Capital Corp (credit support
from American Water Works )
0.07%, 11/03/2021
(b),(e)
4,000 4,000
0.07%, 11/05/2021
(b),(e)
5,000 5,000
0.07%, 11/08/2021
(b),(e)
4,000 4,000
0.07%, 11/16/2021
(b),(e)
4,000 4,000
$ 17,000
TOTAL COMMERCIAL PAPER $ 583,384
REPURCHASE AGREEMENTS - 4 .68%
Maturity
Amount (000's) Value (000's)
Banks - 4 .68%
Barclays Capital Repurchase Agreement; 0.05%
traded 10/29/2021 maturing 11/01/2021
(collateralized by US Government Security;
$17,340,021; 0.13%; dated 04/15/2022)
$ 17,000 $ 17,000
Merrill Lynch Repurchase Agreement; 0.05%
traded 10/29/2021 maturing 11/01/2021
(collateralized by US Government Security;
$16,320,047; 0.00%; dated 12/14/2021)
16,000 16,000
$ 33,000
TOTAL REPURCHASE AGREEMENTS $ 33,000
Total Investments $ 712,303
Other Assets and Liabilities -  (1.04)% (7,321)
TOTAL NET ASSETS - 100.00% $ 704,982
(a) Current yield shown is as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $484,616 or 68.74% of net assets.
(c) Security purchased on a when-issued basis.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f) Security issued by foreign bank and denominated in USD.

Schedule of Investments
Money Market Fund
October 31, 2021
See accompanying notes.

Portfolio Summary  (unaudited)
Sector Percent
Financial 64 .81%
Consumer, Non-cyclical 5 .99%
Consumer, Cyclical 5 .46%
Asset Backed Securities 4 .98%
Utilities 4 .86%
Energy 4 .11%
Money Market Funds 3 .72%
Insured 2 .45%
Industrial 1 .78%
Basic Materials 1 .67%
Diversified 0 .64%
Government 0 .57%
Other Assets and Liabilities
( 1 .04 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Overseas Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 2.03% Shares Held Value (000's)
Exchange-Traded Funds - 0.24%
iShares MSCI EAFE Value ETF
(a)
134,200 $ 6,976
Money Market Funds - 1.79%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
2,206,762 2,206
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
50,356,827 50,357
$ 52,563
TOTAL INVESTMENT COMPANIES $ 59,539
COMMON STOCKS - 97.48% Shares Held Value (000's)
Advertising - 0.06%
Dentsu Group Inc 8,600 $ 314
Hakuhodo DY Holdings Inc 4,700 77
Publicis Groupe SA 8,885 596
WPP PLC 47,928 693
$ 1,680
Aerospace & Defense - 6 .24%
Airbus SE
(e)
126,086 16,175
BAE Systems PLC 3,959,399 29,855
Elbit Systems Ltd 1,055 166
Rheinmetall AG 327,265 31,754
Rolls-Royce Holdings PLC
(e)
31,838,762 57,464
Safran SA 161,477 21,733
Thales SA 278,649 25,713
$ 182,860
Agriculture - 0.80%
British American Tobacco PLC 627,649 21,833
Imperial Brands PLC 37,672 795
Japan Tobacco Inc 47,700 936
$ 23,564
Airlines - 1.42%
Air Canada
(e)
1,149,700 20,614
Deutsche Lufthansa AG
(e)
11,896 78
Japan Airlines Co Ltd
(e)
3,900 84
Qantas Airways Ltd
(e)
13,566 55
Ryanair Holdings PLC ADR
(e)
183,224 20,798
$ 41,629
Automobile Manufacturers - 2.03%
Bayerische Motoren Werke AG 13,180 1,332
Daimler AG 224,810 22,315
Hino Motors Ltd 11,300 107
Honda Motor Co Ltd 874,400 25,863
Isuzu Motors Ltd 23,200 312
Mazda Motor Corp 14,800 133
Nissan Motor Co Ltd
(e)
92,300 470
Renault SA
(e)
7,651 276
Subaru Corp 24,400 478
Suzuki Motor Corp 7,400 330
Toyota Motor Corp 421,550 7,438
Volkswagen AG 1,291 420
$ 59,474
Automobile Parts & Equipment - 1.64%
Aisin Corp 3,900 143
Bridgestone Corp 742,500 32,847
Cie Generale des Etablissements Michelin SCA 6,744 1,060
Continental AG
(e)
4,378 515
Koito Manufacturing Co Ltd 1,500 85
NGK Insulators Ltd 10,300 171
Stanley Electric Co Ltd 5,200 131
Sumitomo Electric Industries Ltd 30,000 398
Toyota Industries Corp 5,800 493
Valeo 414,644 12,184
$ 48,027
Banks - 14.86%
ABN AMRO Bank NV
(f)
16,836 248
Australia & New Zealand Banking Group Ltd 113,253 2,410
Banco Bilbao Vizcaya Argentaria SA 2,216,612 15,512
Banco Santander SA 690,158 2,618
Bank Hapoalim BM 29,380 289
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Bank Leumi Le-Israel BM 37,593 $ 359
Bank Mandiri Persero Tbk PT 18,372,700 9,289
Banque Cantonale Vaudoise 1,198 96
Barclays PLC 7,131,038 19,678
BNP Paribas SA 97,935 6,556
BOC Hong Kong Holdings Ltd 10,507,300 33,296
CaixaBank SA 7,635,959 21,951
Chiba Bank Ltd/The 21,000 130
Commerzbank AG
(e)
39,879 291
Commonwealth Bank of Australia 70,610 5,597
Concordia Financial Group Ltd 43,200 172
Credicorp Ltd 50,748 6,580
Credit Agricole SA 46,441 701
Credit Suisse Group AG 1,597,828 16,620
Danske Bank A/S 27,455 465
Deutsche Bank AG
(e)
82,271 1,057
DNB Bank ASA 37,027 881
Erste Group Bank AG 11,121 477
Grupo Financiero Banorte SAB de CV 5,182,301 32,758
Hang Seng Bank Ltd 30,400 578
HSBC Holdings PLC 8,296,536 49,988
ING Groep NV 3,136,759 47,582
Intesa Sanpaolo SpA 657,330 1,868
Investec PLC 5,309,679 24,047
Israel Discount Bank Ltd
(e)
16,217 98
Japan Post Bank Co Ltd 16,000 125
KBC Group NV 9,951 927
Lloyds Banking Group PLC 2,824,297 1,933
Mediobanca Banca di Credito Finanziario SpA 24,720 295
Mitsubishi UFJ Financial Group Inc 486,400 2,667
Mizrahi Tefahot Bank Ltd 2,794 102
Mizuho Financial Group Inc 96,000 1,267
National Australia Bank Ltd 131,287 2,854
NatWest Group PLC 149,740 451
Nordea Bank Abp 128,951 1,579
Oversea-Chinese Banking Corp Ltd 133,700 1,169
Raiffeisen Bank International AG 5,890 172
Resona Holdings Inc 84,900 319
Shizuoka Bank Ltd/The 17,700 142
Skandinaviska Enskilda Banken AB 64,784 1,013
Societe Generale SA 32,271 1,078
Standard Chartered PLC 105,517 714
Sumitomo Mitsui Financial Group Inc 551,200 17,886
Sumitomo Mitsui Trust Holdings Inc 13,407 441
Svenska Handelsbanken AB 58,061 665
Swedbank AB
(a)
600,343 13,021
UBS Group AG 145,911 2,656
UniCredit SpA 3,262,034 43,122
United Overseas Bank Ltd 1,788,500 35,552
Westpac Banking Corp 146,010 2,841
$ 435,183
Beverages - 1.45%
Anheuser-Busch InBev SA/NV 30,331 1,855
Asahi Group Holdings Ltd 18,200 826
Carlsberg AS 3,998 660
Coca-Cola HBC AG
(e)
7,982 277
Heineken NV 5,159 571
Kirin Holdings Co Ltd 1,453,900 25,306
Pernod Ricard SA 55,301 12,723
Suntory Beverage & Food Ltd 5,600 217
$ 42,435
Biotechnology - 0.01%
Argenx SE
(e)
912 275
Building Materials - 0.21%
AGC Inc 3,900 194
Cie de Saint-Gobain 20,143 1,390
CRH PLC 31,195 1,493
HeidelbergCement AG 2,962 223
Holcim Ltd
(e)
47,660 2,377

Schedule of Investments
Overseas Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Rinnai Corp 700 $ 72
TOTO Ltd 2,000 97
Xinyi Glass Holdings Ltd 72,000 203
$ 6,049
Chemicals - 1.96%
Air Liquide SA 9,427 1,574
Akzo Nobel NV 142,697 16,398
Arkema SA 2,445 335
Asahi Kasei Corp 49,800 523
BASF SE 471,818 33,958
Brenntag SE 6,150 585
Covestro AG
(f)
7,690 492
EMS-Chemie Holding AG 98 97
Evonik Industries AG 8,346 270
ICL Group Ltd 28,108 241
Johnson Matthey PLC 7,704 288
LANXESS AG 3,307 223
Mitsubishi Chemical Holdings Corp 25,600 212
Mitsubishi Gas Chemical Co Inc 6,300 127
Mitsui Chemicals Inc 7,400 220
Nippon Sanso Holdings Corp 6,000 142
Nitto Denko Corp 5,700 445
Solvay SA 2,950 351
Sumitomo Chemical Co Ltd 20,800 103
Toray Industries Inc 55,100 343
Tosoh Corp 10,400 175
Yara International ASA 6,938 363
$ 57,465
Commercial Services - 2.79%
Adecco Group AG 6,168 311
Amadeus IT Group SA
(e)
596,629 39,914
Atlantia SpA
(e)
1,403,203 27,122
Dai Nippon Printing Co Ltd 9,100 225
Randstad NV 4,760 342
RELX PLC 313,675 9,726
RELX PLC 104,540 3,243
Secom Co Ltd 2,900 198
Securitas AB 12,463 206
SGS SA 120 355
TOPPAN INC 10,400 168
$ 81,810
Computers - 0.06%
Atos SE 3,940 206
CyberArk Software Ltd
(e)
1,029 185
Fujitsu Ltd 7,800 1,348
$ 1,739
Consumer Products - 0.04%
Henkel AG & Co KGaA 4,135 345
Reckitt Benckiser Group PLC 9,936 807
$ 1,152
Cosmetics & Personal Care - 1.03%
Kao Corp 9,600 543
Pigeon Corp 1,600 37
Pola Orbis Holdings Inc 2,500 53
Unilever PLC 552,194 29,566
$ 30,199
Distribution & Wholesale - 0.81%
ITOCHU Corp 30,700 875
Marubeni Corp 62,300 529
Mitsubishi Corp 32,900 1,046
Mitsui & Co Ltd 60,600 1,387
Rexel SA
(e)
949,525 18,873
Sumitomo Corp 45,000 641
Toyota Tsusho Corp 8,500 369
$ 23,720
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services - 2.50%
abrdn plc 86,792 $ 302
Amundi SA
(f)
2,419 216
ASX Ltd 5,009 315
Daiwa Securities Group Inc 57,400 322
Hargreaves Lansdown PLC 9,205 194
Julius Baer Group Ltd 504,032 36,457
Mitsubishi HC Capital Inc 26,100 131
Nomura Holdings Inc 122,100 581
ORIX Corp 1,717,800 34,144
SBI Holdings Inc/Japan 9,700 251
Schroders PLC 4,948 245
Tokyo Century Corp 1,500 86
$ 73,244
Electric - 3.40%
AGL Energy Ltd 24,798 107
AusNet Services Ltd 75,651 141
Chubu Electric Power Co Inc 25,600 265
CLP Holdings Ltd 65,000 636
E.ON SE 58,092 736
EDP - Energias de Portugal SA 110,500 623
EDP Renovaveis SA 4,013 112
Electricite de France SA 18,510 273
Endesa SA 12,641 291
Enel SpA 4,143,049 34,685
Engie SA 72,704 1,034
Fortum Oyj 830,144 24,689
HK Electric Investments & HK Electric
Investments Ltd
104,000 104
Iberdrola SA 235,647 2,785
Kansai Electric Power Co Inc/The 28,000 258
Mercury NZ Ltd 27,112 119
Meridian Energy Ltd 51,000 183
National Grid PLC 141,497 1,812
Origin Energy Ltd 70,105 268
Orsted AS
(f)
3,764 532
Power Assets Holdings Ltd 55,000 336
Red Electrica Corp SA 17,230 359
RWE AG 713,660 27,470
SSE PLC 41,514 935
Terna - Rete Elettrica Nazionale 56,006 417
Tohoku Electric Power Co Inc 16,900 110
Tokyo Electric Power Co Holdings Inc
(e)
60,600 168
Uniper SE 3,643 161
$ 99,609
Electrical Components & Equipment - 0.15%
ABB Ltd 69,035 2,284
Brother Industries Ltd 9,400 182
Casio Computer Co Ltd 7,700 109
Legrand SA 3,725 406
Schneider Electric SE 7,505 1,294
$ 4,275
Electronics - 0.69%
Hirose Electric Co Ltd 600 100
Kyocera Corp 12,800 749
Murata Manufacturing Co Ltd 258,800 19,198
Yokogawa Electric Corp 9,100 182
$ 20,229
Engineering & Construction - 3.66%
ACS Actividades de Construccion y Servicios SA 9,761 256
Aena SME SA
(e),(f)
134,466 22,085
Aeroports de Paris
(e)
767 102
Auckland International Airport Ltd
(e)
24,913 143
Balfour Beatty PLC 1,225,400 4,260
Beijing Capital International Airport Co Ltd
(e)
11,466,000 7,456
Bouygues SA 9,094 368
CK Infrastructure Holdings Ltd 4,970,500 29,967
Eiffage SA 3,395 349
Ferrovial SA 12,325 389
Infrastrutture Wireless Italiane SpA
(f)
6,688 74

Schedule of Investments
Overseas Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Kajima Corp 17,800 $ 219
Keppel Corp Ltd 57,900 231
Lendlease Corp Ltd 27,398 217
Obayashi Corp 25,800 218
Shimizu Corp 21,900 160
Skanska AB 13,540 344
Taisei Corp 7,600 239
Vinci SA 375,703 40,167
$ 107,244
Entertainment - 0.92%
Flutter Entertainment PLC
(e)
3,314 627
Genting Singapore Ltd 43,378,600 25,082
Tabcorp Holdings Ltd 88,418 333
Universal Music Group NV 28,802 836
$ 26,878
Food - 4.17%
Ajinomoto Co Inc 9,300 279
Associated British Foods PLC 972,596 23,786
Carrefour SA 24,714 447
Chocoladefabriken Lindt & Spruengli AG - PC 21 248
Chocoladefabriken Lindt & Spruengli AG - REG 1 120
Danone SA 736,220 47,991
Etablissements Franz Colruyt NV 2,168 106
ICA Gruppen AB 4,002 207
J Sainsbury PLC 66,757 273
Koninklijke Ahold Delhaize NV 41,626 1,354
MEIJI Holdings Co Ltd 4,900 309
Mowi ASA 6,124 178
NH Foods Ltd 3,300 116
Nisshin Seifun Group Inc 7,800 123
Nissin Foods Holdings Co Ltd 1,200 92
Ocado Group PLC
(e)
9,695 239
Orkla ASA 2,083,769 20,268
Seven & i Holdings Co Ltd 581,700 24,423
Tesco PLC 307,771 1,136
Toyo Suisan Kaisha Ltd 1,700 73
WH Group Ltd
(f)
329,500 231
$ 121,999
Food Service - 1.72%
Compass Group PLC
(e)
2,367,935 50,249
Forest Products & Paper - 0.08%
Mondi PLC 19,327 483
Oji Holdings Corp 32,400 161
Smurfit Kappa Group PLC 9,793 513
Stora Enso Oyj 23,155 385
UPM-Kymmene Oyj 21,246 750
$ 2,292
Gas - 1.66%
Centrica PLC
(e)
36,673,217 30,273
Enagas SA 9,906 222
Hong Kong & China Gas Co Ltd 444,300 690
Naturgy Energy Group SA 7,718 203
Osaka Gas Co Ltd 15,000 242
Snam SpA 2,969,794 16,821
Toho Gas Co Ltd 1,900 56
Tokyo Gas Co Ltd 15,000 260
$ 48,767
Hand & Machine Tools - 0.01%
Fuji Electric Co Ltd 5,100 249
Healthcare - Products - 0.09%
Alcon Inc 9,945 825
EssilorLuxottica SA 7,383 1,527
Smith & Nephew PLC 22,739 393
$ 2,745
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 0.05%
Fresenius Medical Care AG & Co KGaA 8,162 $ 542
Fresenius SE & Co KGaA 16,644 757
Ryman Healthcare Ltd 16,917 175
$ 1,474
Holding Companies - Diversified - 0.05%
CK Hutchison Holdings Ltd 107,000 717
Jardine Matheson Holdings Ltd 8,539 496
Swire Pacific Ltd 19,000 120
$ 1,333
Home Builders - 0.09%
Barratt Developments PLC 40,535 368
Berkeley Group Holdings PLC
(e)
4,470 267
Daiwa House Industry Co Ltd 22,500 742
Iida Group Holdings Co Ltd 5,800 143
Persimmon PLC 12,701 473
Sekisui Chemical Co Ltd 15,100 248
Sekisui House Ltd 24,500 510
$ 2,751
Home Furnishings - 0.04%
Hoshizaki Corp 1,000 84
Panasonic Corp
(a)
87,800 1,086
$ 1,170
Insurance - 6.91%
Admiral Group PLC 7,683 302
Aegon NV 71,226 361
Ageas SA/NV 6,970 339
Allianz SE 16,411 3,811
Assicurazioni Generali SpA 44,047 959
Aviva PLC 156,385 844
AXA SA 2,358,190 68,607
Baloise Holding AG 1,845 294
CNP Assurances 6,832 171
Dai-ichi Life Holdings Inc 40,800 858
Direct Line Insurance Group PLC 53,763 215
Gjensidige Forsikring ASA 7,960 198
Hannover Rueck SE 2,400 438
Insurance Australia Group Ltd 98,125 356
Jackson Financial Inc
(e)
6,991 189
Japan Post Holdings Co Ltd 97,300 748
Japan Post Insurance Co Ltd 9,000 146
Legal & General Group PLC 237,538 937
M&G PLC 103,488 283
MS&AD Insurance Group Holdings Inc 17,700 572
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen
3,625 1,073
NN Group NV 10,755 575
Phoenix Group Holdings PLC 25,838 232
Prudential PLC 2,418,381 49,354
QBE Insurance Group Ltd 58,719 526
Sampo Oyj 478,102 25,417
SCOR SE 6,310 212
Sompo Holdings Inc 221,500 9,606
Suncorp Group Ltd 51,061 452
Swiss Life Holding AG 1,273 698
Swiss Re AG 12,005 1,163
T&D Holdings Inc 21,300 273
Tokio Marine Holdings Inc 25,100 1,322
Tryg A/S 14,331 340
Zurich Insurance Group AG 69,081 30,618
$ 202,489
Internet - 0.04%
Just Eat Takeaway.com NV
(e),(f)
4,640 333
Rakuten Group Inc 12,000 131
Trend Micro Inc/Japan 1,800 102
United Internet AG 3,862 143
Wix.com Ltd
(e)
1,115 207
Z Holdings Corp 37,300 232
$ 1,148

Schedule of Investments
Overseas Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Investment Companies - 0.05%
BGP Holdings PLC
(e),(g)
738,711 $ —
EXOR NV 4,317 407
Groupe Bruxelles Lambert SA 4,496 522
Industrivarden AB - A Shares
(a)
5,146 170
Industrivarden AB - C Shares 6,357 207
L E Lundbergforetagen AB 1,965 113
$ 1,419
Iron & Steel - 0.43%
ArcelorMittal SA 319,923 10,820
Evraz PLC 20,296 172
Fortescue Metals Group Ltd 67,408 702
Hitachi Metals Ltd
(e)
4,200 80
JFE Holdings Inc 19,600 300
Nippon Steel Corp 34,000 596
$ 12,670
Leisure Products & Services - 0.01%
Yamaha Corp 1,800 114
Yamaha Motor Co Ltd 11,800 329
$ 443
Lodging - 2.04%
Accor SA
(e)
751,325 26,887
City Developments Ltd 16,200 88
Galaxy Entertainment Group Ltd
(e)
29,000 156
Melco Resorts & Entertainment Ltd ADR
(e)
8,573 93
Sands China Ltd
(e)
7,386,400 16,835
SJM Holdings Ltd
(e)
20,905,083 15,547
Whitbread PLC
(e)
5,224 234
$ 59,840
Machinery - Construction & Mining - 0.11%
Hitachi Construction Machinery Co Ltd 4,300 137
Hitachi Ltd 25,000 1,441
Mitsubishi Electric Corp 72,700 976
Mitsubishi Heavy Industries Ltd 12,800 328
Siemens Energy AG
(e)
7,953 228
$ 3,110
Machinery - Diversified - 2.15%
FANUC Corp 200,100 39,544
KION Group AG 202,800 22,152
Kone Oyj 4,735 323
Kubota Corp 26,700 569
Omron Corp 2,600 248
$ 62,836
Media - 0.95%
Bollore SA 35,181 204
Informa PLC
(e)
3,792,716 26,981
Pearson PLC 30,097 248
Vivendi SE 28,327 365
$ 27,798
Metal Fabrication & Hardware - 0.02%
NSK Ltd 15,200 102
SKF AB 15,190 353
$ 455
Mining - 0.38%
Anglo American PLC 51,541 1,961
BHP Group Ltd 76,210 2,093
BHP Group PLC 84,061 2,220
Boliden AB
(e)
10,887 384
Norsk Hydro ASA 53,533 393
Rio Tinto Ltd 14,777 1,012
Rio Tinto PLC 44,694 2,787
Sumitomo Metal Mining Co Ltd 3,600 140
$ 10,990
Miscellaneous Manufacturers - 1.68%
Alstom SA
(a)
576,045 20,529
Siemens AG 175,218 28,487
Smiths Group PLC 15,777 293
$ 49,309
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0.08%
Canon Inc 39,800 $ 905
FUJIFILM Holdings Corp 14,300 1,105
Seiko Epson Corp 11,200 199
$ 2,209
Oil & Gas - 7.20%
BP PLC 9,750,921 46,716
DCC PLC 312,165 26,047
Ecopetrol SA ADR
(a)
1,588,733 24,069
ENEOS Holdings Inc 122,010 492
Eni SpA 100,467 1,440
Equinor ASA 38,902 986
Galp Energia SGPS SA 19,952 207
Idemitsu Kosan Co Ltd 8,300 227
Inpex Corp 40,700 339
Lundin Energy AB 968,416 38,246
Neste Oyj 8,419 469
OMV AG 5,862 355
Repsol SA 57,751 740
Royal Dutch Shell PLC - A Shares 725,497 16,716
Royal Dutch Shell PLC - A Shares 163,230 3,740
Royal Dutch Shell PLC - B Shares 147,507 3,385
Santos Ltd 26,118 137
TotalEnergies SE 917,694 45,953
Woodside Petroleum Ltd 38,350 670
$ 210,934
Pharmaceuticals - 8.12%
Astellas Pharma Inc 74,100 1,249
AstraZeneca PLC 218,738 27,364
Bayer AG 304,374 17,154
Daiichi Sankyo Co Ltd 24,400 616
GlaxoSmithKline PLC 1,571,528 32,626
Hisamitsu Pharmaceutical Co Inc 1,000 34
Medipal Holdings Corp 7,300 132
Novartis AG 564,175 46,665
Orion Oyj 4,224 183
Otsuka Holdings Co Ltd 15,500 613
Roche Holding AG 77,562 30,047
Sanofi 432,520 43,444
Santen Pharmaceutical Co Ltd 14,300 202
Shionogi & Co Ltd 10,600 691
Sumitomo Dainippon Pharma Co Ltd 7,200 102
Taisho Pharmaceutical Holdings Co Ltd 1,500 81
Takeda Pharmaceutical Co Ltd 1,272,900 35,725
Teva Pharmaceutical Industries Ltd ADR
(e)
43,872 383
UCB SA 5,032 601
$ 237,912
Pipelines - 1.78%
APA Group 16,435 102
Enbridge Inc 813,400 34,071
Koninklijke Vopak NV 452,509 18,009
$ 52,182
Private Equity - 0.02%
3i Group PLC 25,180 470
Capitaland Investment Ltd/Singapore
(e)
104,700 267
$ 737
Real Estate - 2.61%
Aroundtown SA 25,848 180
Azrieli Group Ltd 1,688 158
CK Asset Holdings Ltd 80,000 494
Daito Trust Construction Co Ltd 2,600 322
Hang Lung Properties Ltd 79,000 183
Henderson Land Development Co Ltd 56,438 236
Hongkong Land Holdings Ltd 5,011,692 27,676
Hulic Co Ltd 5,900 57
Mitsubishi Estate Co Ltd 47,000 714
Mitsui Fudosan Co Ltd 934,640 21,370
New World Development Co Ltd 59,451 258
Nomura Real Estate Holdings Inc 4,700 115
Sino Land Co Ltd 130,000 171

Schedule of Investments
Overseas Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
Sumitomo Realty & Development Co Ltd 12,300 $ 445
Sun Hung Kai Properties Ltd 51,383 681
Swire Properties Ltd 7,914,400 21,218
Swiss Prime Site AG 3,024 307
UOL Group Ltd 9,700 52
Vonovia SE 21,750 1,319
Wharf Real Estate Investment Co Ltd 65,000 367
$ 76,323
REITs - 0.27%
Ascendas Real Estate Investment Trust 66,100 151
British Land Co PLC/The 35,042 237
CapitaLand Integrated Commercial Trust 196,099 312
Covivio 2,070 179
Daiwa House REIT Investment Corp 88 253
Dexus 42,808 351
Gecina SA 1,827 256
GLP J-Reit 164 268
GPT Group/The 76,483 299
Japan Metropolitan Fund Invest 278 255
Japan Real Estate Investment Corp 50 306
Klepierre SA 8,214 196
Land Securities Group PLC 28,039 263
Link REIT 82,700 733
Mirvac Group 156,734 334
Nippon Building Fund Inc 59 383
Nippon Prologis REIT Inc 82 274
Nomura Real Estate Master Fund Inc 169 253
Orix JREIT Inc 104 173
Scentre Group 206,604 471
Segro PLC 47,765 844
Stockland 95,018 328
Unibail-Rodamco-Westfield
(e)
4,962 354
United Urban Investment Corp 118 147
Vicinity Centres 154,021 201
$ 7,821
Retail - 1.97%
ABC-Mart Inc 1,200 58
Astra International Tbk PT 41,617,200 17,725
Chow Tai Fook Jewellery Group Ltd 79,200 162
Cie Financiere Richemont SA 153,455 18,990
Kingfisher PLC 84,019 386
Lawson Inc 2,000 97
Ryohin Keikaku Co Ltd 5,000 98
Swatch Group AG/The - BR 1,151 317
Swatch Group AG/The - REG 2,094 111
USS Co Ltd 5,600 90
WH Smith PLC
(e)
909,571 19,471
Yamada Holdings Co Ltd 27,000 103
$ 57,608
Semiconductors - 1.78%
Infineon Technologies AG 80,998 3,793
Rohm Co Ltd 1,200 110
Samsung Electronics Co Ltd 587,012 35,146
SK Hynix Inc 147,184 12,975
$ 52,024
Shipbuilding - 0.01%
Wartsila OYJ Abp 12,248 170
Software - 1.48%
Sage Group PLC/The 27,797 270
SAP SE 297,286 43,051
$ 43,321
Telecommunications - 1.43%
BT Group PLC 355,290 675
Deutsche Telekom AG 86,226 1,604
Elisa Oyj 2,830 171
Eutelsat Communications SA 1,718,357 24,423
HKT Trust & HKT Ltd 148,000 201
KDDI Corp 64,200 1,963
COMMON STOCKS (continued) Shares Held Value (000’s)
Telecommunications (continued)
Koninklijke KPN NV 133,839 $ 400
Nippon Telegraph & Telephone Corp 51,200 1,435
Nokia OYJ
(e)
214,589 1,232
Orange SA 79,415 866
Proximus SADP 6,053 114
Singapore Telecommunications Ltd 213,500 396
SoftBank Corp 114,200 1,559
SoftBank Group Corp 31,200 1,689
Spark New Zealand Ltd 74,307 243
Swisscom AG 1,030 561
Tele2 AB 19,935 282
Telecom Italia SpA/Milano 396,623 141
Telecom Italia SpA/Milano - RSP 239,931 91
Telefonica Deutschland Holding AG 41,436 108
Telefonica SA 204,737 889
Telenor ASA 27,853 440
Telia Co AB
(a)
105,815 417
Telstra Corp Ltd 165,695 479
Vodafone Group PLC 1,112,868 1,640
$ 42,019
Transportation - 0.22%
AP Moller - Maersk A/S - B 81 235
Aurizon Holdings Ltd 73,256 187
Central Japan Railway Co 5,700 846
Deutsche Post AG 39,453 2,443
East Japan Railway Co 7,900 492
Getlink SE 6,129 94
Hankyu Hanshin Holdings Inc 9,100 282
Keisei Electric Railway Co Ltd 1,800 58
Kintetsu Group Holdings Co Ltd
(e)
2,500 79
MTR Corp Ltd 61,000 333
Nippon Express Co Ltd 3,100 194
Nippon Yusen KK 6,400 461
Odakyu Electric Railway Co Ltd 4,300 93
Poste Italiane SpA
(f)
20,795 297
Tokyu Corp 10,100 142
West Japan Railway Co 5,600 264
$ 6,500
Water - 1.05%
Severn Trent PLC 9,941 372
Suez SA 13,994 318
United Utilities Group PLC 27,142 386
Veolia Environnement SA 909,264 29,696
$ 30,772
TOTAL COMMON STOCKS $ 2,854,808
PREFERRED STOCKS - 0.73% Shares Held Value (000's)
Automobile Manufacturers - 0.70%
Bayerische Motoren Werke AG 1.92% 2,295 $ 196
Porsche Automobil Holding SE 2.21% 3,048 317
Volkswagen AG 4.86% 89,086 19,994
$ 20,507
Chemicals - 0.00%
FUCHS PETROLUB SE 0.99% 1,021 49
Consumer Products - 0.03%
Henkel AG & Co KGaA 1.85% 7,091 635
TOTAL PREFERRED STOCKS $ 21,191
CONVERTIBLE BONDS - 0.15%
Principal
Amount (000's) Value (000's)
Banks - 0.15%
Credit Suisse Group Guernsey VII Ltd
3.00%, 11/12/2021
(a),(f)
CHF 544 $ 654
3.00%, 11/12/2021
(f),(h)
3,000 3,608
$ 4,262
TOTAL CONVERTIBLE BONDS $ 4,262
Total Investments $ 2,939,800
Other Assets and Liabilities -  (0.39)% (11,287)
TOTAL NET ASSETS - 100.00% $ 2,928,513

Schedule of Investments
Overseas Fund
October 31, 2021
See accompanying notes.

(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $16,335 or 0.56% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,857 or 0.61% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $28,770 or 0.98% of net assets.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
Portfolio Summary  (unaudited)
Location Percent
United Kingdom 19.11%
France 16.34%
Japan 12.07%
Germany 9.24%
Switzerland 6.55%
Hong Kong 4.65%
Italy 4.33%
Netherlands 3.81%
Spain 3.70%
Singapore 2.15%
United States 2.04%
Finland 1.91%
Sweden 1.91%
Canada 1.87%
Ireland 1.69%
Korea, Republic Of 1.64%
Mexico 1 .12%
Indonesia 0.93%
Australia 0.88%
Colombia 0.82%
South Africa 0.82%
Norway 0.81%
Macao 0.58%
Luxembourg 0.38%
China 0.25%
Peru 0.23%
Belgium 0.15%
Guernsey 0.15%
Israel 0.08%
Denmark 0.08%
Austria 0.04%
New Zealand 0.03%
Portugal 0.03%
Other Assets and Liabilities
(0.39)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 32,634 $ 2,026,661 $ 2,008,938 $ 50,357
$ 32,634 $ 2,026,661 $ 2,008,938 $ 50,357
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Credit Suisse Group Guernsey VII Ltd   3.00%, 11/12/2021 04/23/2021 $ 3,285 $ 3,608 0.13%
Total $ 3,608 0.13%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2021 Long 192 $ 22,460 $ 119
Total $ 119
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 2.00% Shares Held Value (000's)
Money Market Funds - 2.00%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
2,412,571 $ 2,412
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
44,489,954 44,490
$ 46,902
TOTAL INVESTMENT COMPANIES $ 46,902
COMMON STOCKS - 98.85% Shares Held Value (000's)
Apparel - 2.15%
Deckers Outdoor Corp
(d)
87,843 $ 34,725
NIKE Inc 94,294 15,775
$ 50,500
Automobile Manufacturers - 1.11%
PACCAR Inc 290,665 26,049
Banks - 4.14%
JPMorgan Chase & Co 370,876 63,008
PNC Financial Services Group Inc /The 162,110 34,210
$ 97,218
Beverages - 1.64%
Keurig Dr Pepper Inc 810,649 29,257
PepsiCo Inc 57,124 9,231
$ 38,488
Chemicals - 1.51%
Air Products and Chemicals Inc 64,751 19,413
FMC Corp 178,023 16,202
$ 35,615
Commercial Services - 1.51%
Morningstar Inc 30,689 9,721
PayPal Holdings Inc
(d)
110,412 25,681
$ 35,402
Computers - 4.65%
Apple Inc 730,248 109,391
Consumer Products - 0.94%
Church & Dwight Co Inc 254,139 22,202
Diversified Financial Services - 5.93%
Ameriprise Financial Inc 82,754 25,003
BlackRock Inc 25,263 23,835
Charles Schwab Corp/The 372,649 30,568
Discover Financial Services 110,686 12,543
Nasdaq Inc 126,582 26,566
Visa Inc 98,812 20,925
$ 139,440
Electric - 2.43%
NextEra Energy Inc 486,398 41,504
Xcel Energy Inc 241,351 15,589
$ 57,093
Electronics - 1.06%
Honeywell International Inc 113,636 24,843
Environmental Control - 1.09%
Republic Services Inc 190,598 25,655
Food - 0.24%
McCormick & Co Inc /MD 70,553 5,661
Healthcare - Products - 5.58%
Abbott Laboratories 410,223 52,874
Cooper Cos Inc /The 23,639 9,856
Edwards Lifesciences Corp
(d)
115,146 13,797
Medtronic PLC 113,352 13,586
Thermo Fisher Scientific Inc 64,870 41,067
$ 131,180
Healthcare - Services - 2.22%
UnitedHealth Group Inc 104,874 48,291
Universal Health Services Inc 30,596 3,797
$ 52,088
Insurance - 2.41%
Fidelity National Financial Inc 149,061 7,142
Marsh & McLennan Cos Inc 177,964 29,684
Progressive Corp/The 209,495 19,877
$ 56,703
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 9.87%
Alphabet Inc - A Shares
(d)
33,045 $ 97,844
Amazon.com Inc
(d)
19,658 66,295
Meta Platforms Inc
(d)
133,816 43,299
Netflix Inc
(d)
21,537 14,867
Pinterest Inc
(d)
218,733 9,764
$ 232,069
Machinery - Construction & Mining - 1.17%
Epiroc AB - A Shares
(e)
1,104,012 27,469
Machinery - Diversified - 1.03%
Deere & Co 70,714 24,206
Media - 2.16%
Comcast Corp - Class A 569,055 29,267
Nexstar Media Group Inc 115,134 17,262
Walt Disney Co/The
(d)
25,706 4,346
$ 50,875
Oil & Gas - 3.98%
Chevron Corp 590,891 67,651
EOG Resources Inc 249,830 23,099
Valero Energy Corp 36,214 2,801
$ 93,551
Packaging & Containers - 0.89%
Ball Corp 229,169 20,964
Pharmaceuticals - 5.04%
Bristol-Myers Squibb Co 113,596 6,634
Dexcom Inc
(d)
10,157 6,330
Eli Lilly & Co 81,513 20,766
Johnson & Johnson 116,767 19,019
Merck & Co Inc 399,321 35,160
Pfizer Inc 482,482 21,104
Roche Holding AG ADR 197,520 9,546
$ 118,559
REITs - 3.46%
Alexandria Real Estate Equities Inc 107,081 21,860
American Tower Corp 60,692 17,113
Extra Space Storage Inc 117,713 23,233
Prologis Inc 132,825 19,254
$ 81,460
Retail - 9.02%
Costco Wholesale Corp 122,301 60,116
Home Depot Inc /The 69,821 25,955
Lululemon Athletica Inc
(d)
52,407 24,422
O'Reilly Automotive Inc
(d)
34,816 21,667
Starbucks Corp 138,990 14,743
Target Corp 122,273 31,744
Tractor Supply Co 153,563 33,349
$ 211,996
Semiconductors - 6.02%
Broadcom Inc 81,269 43,208
Lam Research Corp 47,199 26,600
Microchip Technology Inc 307,440 22,778
NVIDIA Corp 135,328 34,599
Taiwan Semiconductor Manufacturing Co Ltd
ADR
127,130 14,455
$ 141,640
Software - 14.13%
Adobe Inc
(d)
91,059 59,221
Black Knight Inc
(d)
116,271 8,152
Fair Isaac Corp
(d)
31,739 12,638
Microsoft Corp 473,306 156,958
Roper Technologies Inc 36,554 17,834
salesforce.com Inc
(d)
140,874 42,218
ServiceNow Inc
(d)
36,030 25,140
Veeva Systems Inc
(d)
31,345 9,937
$ 332,098
Telecommunications - 1.28%
T-Mobile US Inc
(d)
221,023 25,424
Verizon Communications Inc 86,489 4,583
$ 30,007

Schedule of Investments
Principal Capital Appreciation Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2.19%
Expeditors International of Washington Inc 219,191 $ 27,018
Union Pacific Corp 101,741 24,560
$ 51,578
TOTAL COMMON STOCKS $ 2,324,000
Total Investments $ 2,370,902
Other Assets and Liabilities -  (0.85)% (19,983)
TOTAL NET ASSETS - 100.00% $ 2,350,919
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $19,463 or 0.83% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $18,308 or 0.78% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Technology 24.80%
Consumer, Non-cyclical 17.17%
Financial 15.94%
Communications 13.31%
Consumer, Cyclical 12.28%
Industrial 7.43%
Energy 3.98%
Utilities 2.43%
Money Market Funds 2.00%
Basic Materials 1.51%
Other Assets and Liabilities
(0.85)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 31,622 $ 461,689 $ 448,821 $ 44,490
$ 31,622 $ 461,689 $ 448,821 $ 44,490
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .90%
Blue Chip Fund
(a)
670,701 $ 29,678
Core Fixed Income Fund
(a)
24,573,549 245,244
Diversified International Fund
(a)
2,495,667 40,604
Diversified Real Asset Fund
(a)
998,149 13,565
International Small Company Fund
(a)
619,269 8,168
LargeCap Growth Fund I
(a)
1,104,319 27,564
MidCap Fund
(a),(b)
301,081 13,326
MidCap Value Fund I
(a)
697,465 13,273
Origin Emerging Markets Fund
(a)
778,127 10,334
SmallCap Growth Fund I
(a)
319,421 6,567
SmallCap Value Fund II
(a)
483,379 7,009
$ 415,332
Principal Funds, Inc. Institutional Class - 42 .11%
Equity Income Fund
(a)
626,468 26,124
High Income Fund
(a)
5,242,640 49,019
Inflation Protection Fund
(a)
3,533,456 34,734
LargeCap S&P 500 Index Fund
(a)
637,180 17,013
LargeCap Value Fund III
(a)
1,268,867 26,735
Overseas Fund
(a)
1,999,143 22,870
Short-Term Income Fund
(a)
10,197,362 125,529
$ 302,024
TOTAL INVESTMENT COMPANIES $ 717,356
Total Investments $ 717,356
Other Assets and Liabilities -  (0.01)% (99)
TOTAL NET ASSETS - 100.00% $ 717,257
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 69 .03%
Domestic Equity Funds 23 .32%
International Equity Funds 5 .77%
Specialty Funds 1 .89%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2010 Fund
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 42,164 $ 2,026 $ 25,135 $ 29,678
Bond Market Index Fund 37,554 — 37,727 —
Core Fixed Income Fund 240,715 58,843 48,514 245,244
Diversified International Fund 34,471 4,539 7,579 40,604
Diversified Real Asset Fund 11,439 1,869 2,503 13,565
Equity Income Fund 27,613 9,508 18,779 26,124
High Income Fund 46,354 7,919 7,057 49,019
Inflation Protection Fund 32,075 5,698 4,805 34,734
International Small Company Fund 9,179 674 3,935 8,168
LargeCap Growth Fund I — 25,401 2,124 27,564
LargeCap S&P 500 Index Fund 35,951 6,724 32,459 17,013
LargeCap Value Fund III — 24,251 2,124 26,735
MidCap Fund 18,736 737 11,688 13,326
MidCap Value Fund I 7,055 3,830 1,619 13,273
Origin Emerging Markets Fund — 11,593 1,172 10,334
Overseas Fund 21,641 986 8,143 22,870
Short-Term Income Fund 134,406 15,230 21,826 125,529
SmallCap Growth Fund I 6,846 758 3,176 6,567
SmallCap Value Fund II 3,587 1,666 706 7,009
$ 709,786 $ 182,252 $ 241,071 $ 717,356
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 230 $ 2,253 $ 1,173 $ 8,370
Bond Market Index Fund — 3,570 — (3,397)
Core Fixed Income Fund 5,965 (179) — (5,621)
Diversified International Fund 424 (721) — 9,894
Diversified Real Asset Fund 417 380 — 2,380
Equity Income Fund 353 2,531 — 5,251
High Income Fund 2,540 (63) — 1,866
Inflation Protection Fund 155 273 — 1,493
International Small Company Fund 99 553 — 1,697
LargeCap Growth Fund I 244 40 731 4,247
LargeCap S&P 500 Index Fund 1,009 14,154 1,854 (7,357)
LargeCap Value Fund III 235 123 — 4,485
MidCap Fund — 5,784 219 (243)
MidCap Value Fund I 139 116 — 3,891
Origin Emerging Markets Fund 70 36 — (123)
Overseas Fund 437 1,339 — 7,047
Short-Term Income Fund 2,210 — 204 (2,281)
SmallCap Growth Fund I 87 1,427 308 712
SmallCap Value Fund II 35 67 — 2,395
$ 14,649 $ 31,683 $ 4,489 $ 34,706
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .64%
Blue Chip Fund
(a)
416,852 $ 18,446
Core Fixed Income Fund
(a)
11,802,895 117,793
Diversified International Fund
(a)
1,625,954 26,454
Diversified Real Asset Fund
(a)
462,526 6,286
International Small Company Fund
(a)
402,459 5,308
LargeCap Growth Fund I
(a)
705,764 17,616
MidCap Fund
(a),(b)
187,431 8,296
MidCap Value Fund I
(a)
432,124 8,223
Origin Emerging Markets Fund
(a)
493,514 6,554
SmallCap Growth Fund I
(a)
202,653 4,166
SmallCap Value Fund II
(a)
303,075 4,395
$ 223,537
Principal Funds, Inc. Institutional Class - 40 .37%
Equity Income Fund
(a)
393,973 16,429
High Income Fund
(a)
2,459,742 22,999
Inflation Protection Fund
(a)
1,720,610 16,914
LargeCap S&P 500 Index Fund
(a)
431,180 11,512
LargeCap Value Fund III
(a)
798,749 16,830
Overseas Fund
(a)
1,190,681 13,621
Short-Term Income Fund
(a)
4,306,611 53,014
$ 151,319
TOTAL INVESTMENT COMPANIES $ 374,856
Total Investments $ 374,856
Other Assets and Liabilities -  (0.01)% (48)
TOTAL NET ASSETS - 100.00% $ 374,808
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 63 .29%
Domestic Equity Funds 28 .24%
International Equity Funds 6 .80%
Specialty Funds 1 .68%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2015 Fund
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 12,941 $ 3,352 $ 3,297 $ 18,446
Bond Market Index Fund 16,027 — 16,101 —
Core Fixed Income Fund 110,478 39,487 29,437 117,793
Diversified International Fund 22,055 3,894 5,464 26,454
Diversified Real Asset Fund 5,127 1,746 1,856 6,286
Equity Income Fund 9,002 6,603 3,090 16,429
High Income Fund 20,068 6,826 4,678 22,999
Inflation Protection Fund 15,005 4,427 3,378 16,914
International Small Company Fund 6,125 673 3,007 5,308
LargeCap Growth Fund I 12,858 4,132 3,502 17,616
LargeCap S&P 500 Index Fund 22,056 2,976 18,031 11,512
LargeCap Value Fund III 8,549 6,606 2,775 16,830
MidCap Fund 10,889 1,128 7,055 8,296
MidCap Value Fund I 6,024 1,268 1,964 8,223
Origin Emerging Markets Fund — 7,848 1,231 6,554
Overseas Fund 14,082 1,591 7,514 13,621
Short-Term Income Fund 53,586 12,058 11,692 53,014
SmallCap Growth Fund I 4,706 652 2,651 4,166
SmallCap Value Fund II 2,466 1,141 854 4,395
$ 352,044 $ 106,408 $ 127,577 $ 374,856
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 79 $ 229 $ 405 $ 5,221
Bond Market Index Fund — 1,492 — (1,418)
Core Fixed Income Fund 2,824 (14) — (2,721)
Diversified International Fund 280 453 — 5,516
Diversified Real Asset Fund 195 (9) — 1,278
Equity Income Fund 240 109 — 3,805
High Income Fund 1,165 (22) — 805
Inflation Protection Fund 74 37 — 823
International Small Company Fund 67 384 — 1,133
LargeCap Growth Fund I 270 101 812 4,027
LargeCap S&P 500 Index Fund 514 11,001 945 (6,490)
LargeCap Value Fund III 191 151 — 4,299
MidCap Fund — 3,562 130 (228)
MidCap Value Fund I 102 234 — 2,661
Origin Emerging Markets Fund 46 30 — (93)
Overseas Fund 283 1,028 — 4,434
Short-Term Income Fund 906 (7) 83 (931)
SmallCap Growth Fund I 58 1,403 205 56
SmallCap Value Fund II 24 70 — 1,572
$ 7,318 $ 20,232 $ 2,580 $ 23,749
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .78%
Blue Chip Fund
(a)
5,047,734 $ 223,362
Core Fixed Income Fund
(a)
108,698,727 1,084,813
Diversified International Fund
(a)
18,934,593 308,066
Diversified Real Asset Fund
(a)
4,411,584 59,954
International Small Company Fund
(a)
4,819,660 63,571
LargeCap Growth Fund I
(a)
8,539,074 213,135
MidCap Fund
(a),(b)
2,254,008 99,763
MidCap Value Fund I
(a)
5,199,374 98,944
Origin Emerging Markets Fund
(a)
5,908,552 78,466
SmallCap Growth Fund I
(a)
2,444,951 50,268
SmallCap Value Fund II
(a)
3,710,350 53,800
$ 2,334,142
Principal Funds, Inc. Institutional Class - 38 .23%
Equity Income Fund
(a)
4,762,748 198,607
High Income Fund
(a)
21,219,180 198,399
Inflation Protection Fund
(a)
15,723,109 154,558
LargeCap S&P 500 Index Fund
(a)
5,462,290 145,843
LargeCap Value Fund III
(a)
9,662,065 203,580
Overseas Fund
(a)
15,336,439 175,449
Short-Term Income Fund
(a)
29,864,601 367,633
$ 1,444,069
TOTAL INVESTMENT COMPANIES $ 3,778,211
Total Investments $ 3,778,211
Other Assets and Liabilities -  (0.01)% (307)
TOTAL NET ASSETS - 100.00% $ 3,777,904
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 55 .94%
Domestic Equity Funds 34 .07%
International Equity Funds 8 .41%
Specialty Funds 1 .59%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2020 Fund
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 168,620 $ 24,341 $ 36,967 $ 223,362
Bond Market Index Fund 145,154 — 145,823 —
Core Fixed Income Fund 1,019,665 260,753 170,774 1,084,813
Diversified International Fund 283,924 16,279 66,999 308,066
Diversified Real Asset Fund 52,379 7,685 12,538 59,954
Equity Income Fund 113,569 67,230 30,347 198,607
High Income Fund 174,833 43,888 27,082 198,399
Inflation Protection Fund 147,262 20,851 21,566 154,558
International Small Company Fund 74,857 1,495 31,215 63,571
LargeCap Growth Fund I 163,675 36,307 37,545 213,135
LargeCap S&P 500 Index Fund 281,374 20,037 212,792 145,843
LargeCap Value Fund III 107,766 67,594 26,533 203,580
MidCap Fund 128,852 2,771 71,865 99,763
MidCap Value Fund I 76,811 5,193 18,882 98,944
Origin Emerging Markets Fund — 89,682 11,094 78,466
Overseas Fund 177,219 5,211 75,221 175,449
Short-Term Income Fund 382,438 54,990 63,406 367,633
SmallCap Growth Fund I 55,786 4,293 27,051 50,268
SmallCap Value Fund II 29,687 11,243 6,976 53,800
$ 3,583,871 $ 739,843 $ 1,094,676 $ 3,778,211
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,014 $ 8,331 $ 5,185 $ 59,037
Bond Market Index Fund — 13,954 — (13,285)
Core Fixed Income Fund 25,485 (148) — (24,683)
Diversified International Fund 3,460 (3,364) — 78,226
Diversified Real Asset Fund 1,857 337 — 12,091
Equity Income Fund 2,927 2,290 — 45,865
High Income Fund 9,903 (179) — 6,939
Inflation Protection Fund 712 494 — 7,517
International Small Company Fund 822 3,188 — 15,246
LargeCap Growth Fund I 3,390 2,676 10,171 48,022
LargeCap S&P 500 Index Fund 6,404 121,032 11,769 (63,808)
LargeCap Value Fund III 2,342 2,443 — 52,310
MidCap Fund — 41,105 1,530 (1,100)
MidCap Value Fund I 1,266 3,304 — 32,518
Origin Emerging Markets Fund 591 386 — (508)
Overseas Fund 3,552 9,612 — 58,628
Short-Term Income Fund 6,232 (100) 579 (6,289)
SmallCap Growth Fund I 700 13,689 2,467 3,551
SmallCap Value Fund II 287 762 — 19,084
$ 70,944 $ 219,812 $ 31,701 $ 329,361
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64 .63%
Blue Chip Fund
(a)
2,889,812 $ 127,874
Core Fixed Income Fund
(a)
48,025,828 479,298
Diversified International Fund
(a)
10,813,462 175,935
Diversified Real Asset Fund
(a)
2,476,888 33,661
International Small Company Fund
(a)
2,712,313 35,775
LargeCap Growth Fund I
(a)
4,890,737 122,073
MidCap Fund
(a),(b)
1,322,878 58,550
MidCap Value Fund I
(a)
3,058,646 58,206
Origin Emerging Markets Fund
(a)
3,354,667 44,550
SmallCap Growth Fund I
(a)
1,398,351 28,750
SmallCap Value Fund II
(a)
2,124,593 30,807
$ 1,195,479
Principal Funds, Inc. Institutional Class - 35 .38%
Equity Income Fund
(a)
2,738,128 114,180
High Income Fund
(a)
9,101,537 85,099
Inflation Protection Fund
(a)
5,973,372 58,718
LargeCap S&P 500 Index Fund
(a)
3,077,582 82,172
LargeCap Value Fund III
(a)
5,549,253 116,923
Overseas Fund
(a)
8,733,875 99,916
Short-Term Income Fund
(a)
7,924,724 97,553
$ 654,561
TOTAL INVESTMENT COMPANIES $ 1,850,040
Total Investments $ 1,850,040
Other Assets and Liabilities -  (0.01)% (145)
TOTAL NET ASSETS - 100.00% $ 1,849,895
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 48 .47%
Domestic Equity Funds 39 .98%
International Equity Funds 9 .74%
Specialty Funds 1 .82%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2025 Fund
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 81,472 $ 20,613 $ 10,442 $ 127,874
Bond Market Index Fund 51,252 — 51,488 —
Core Fixed Income Fund 403,125 132,683 46,601 479,298
Diversified International Fund 148,136 18,501 30,362 175,935
Diversified Real Asset Fund 24,746 6,475 3,758 33,661
Equity Income Fund 59,906 40,440 12,315 114,180
High Income Fund 65,117 24,703 7,217 85,099
Inflation Protection Fund 47,568 13,434 5,036 58,718
International Small Company Fund 36,626 2,820 13,034 35,775
LargeCap Growth Fund I 80,554 24,489 10,342 122,073
LargeCap S&P 500 Index Fund 141,075 16,003 104,986 82,172
LargeCap Value Fund III 56,991 40,423 10,284 116,923
MidCap Fund 66,167 5,228 34,598 58,550
MidCap Value Fund I 41,080 5,885 8,299 58,206
Origin Emerging Markets Fund — 49,582 4,574 44,550
Overseas Fund 92,635 7,784 36,533 99,916
Short-Term Income Fund 88,307 23,992 13,192 97,553
SmallCap Growth Fund I 29,177 3,396 12,960 28,750
SmallCap Value Fund II 16,855 6,105 3,273 30,807
$ 1,530,789 $ 442,556 $ 419,294 $ 1,850,040
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 495 $ 888 $ 2,528 $ 35,343
Bond Market Index Fund — 4,530 — (4,294)
Core Fixed Income Fund 10,567 (44) — (9,865)
Diversified International Fund 1,831 2,607 — 37,053
Diversified Real Asset Fund 1,011 (33) — 6,231
Equity Income Fund 1,615 381 — 25,768
High Income Fund 4,005 (65) — 2,561
Inflation Protection Fund 235 8 — 2,744
International Small Company Fund 431 576 — 8,787
LargeCap Growth Fund I 1,689 553 5,068 26,819
LargeCap S&P 500 Index Fund 3,276 54,395 6,018 (24,315)
LargeCap Value Fund III 1,256 549 — 29,244
MidCap Fund — 10,911 789 10,842
MidCap Value Fund I 677 322 — 19,218
Origin Emerging Markets Fund 305 140 — (598)
Overseas Fund 1,878 568 — 35,462
Short-Term Income Fund 1,496 (33) 136 (1,521)
SmallCap Growth Fund I 359 4,188 1,266 4,949
SmallCap Value Fund II 161 169 — 10,951
$ 31,287 $ 80,610 $ 15,805 $ 215,379
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 68 .24%
Blue Chip Fund
(a)
11,645,767 $ 515,325
Core Fixed Income Fund
(a)
163,651,444 1,633,241
Diversified International Fund
(a)
43,248,987 703,661
Diversified Real Asset Fund
(a)
5,733,111 77,913
International Small Company Fund
(a)
10,993,588 145,005
LargeCap Growth Fund I
(a)
19,874,143 496,059
MidCap Fund
(a),(b)
5,328,847 235,855
MidCap Value Fund I
(a)
12,376,514 235,525
Origin Emerging Markets Fund
(a)
13,487,855 179,119
Real Estate Securities Fund
(a)
1,229,498 41,311
SmallCap Growth Fund I
(a)
5,677,088 116,721
SmallCap Value Fund II
(a)
8,574,935 124,337
$ 4,504,072
Principal Funds, Inc. Institutional Class - 31 .77%
Equity Income Fund
(a)
11,063,465 461,346
High Income Fund
(a)
30,177,276 282,158
Inflation Protection Fund
(a)
10,230,153 100,562
LargeCap S&P 500 Index Fund
(a)
13,822,793 369,069
LargeCap Value Fund III
(a)
22,416,658 472,319
Overseas Fund
(a)
36,001,616 411,858
$ 2,097,312
TOTAL INVESTMENT COMPANIES $ 6,601,384
Total Investments $ 6,601,384
Other Assets and Liabilities -  (0.01)% (478)
TOTAL NET ASSETS - 100.00% $ 6,600,906
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 46 .49%
Fixed Income Funds 41 .19%
International Equity Funds 11 .15%
Specialty Funds 1 .18%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime 2030 Fund
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 216,988 $ 190,623 $ 28,546 $ 515,325
Bond Market Index Fund 167,358 — 168,134 —
Core Fixed Income Fund 1,293,226 463,435 91,977 1,633,241
Diversified International Fund 607,408 48,900 114,686 703,661
Diversified Real Asset Fund 83,324 7,782 34,067 77,913
Equity Income Fund 145,443 250,631 27,677 461,346
High Income Fund 221,356 66,618 14,430 282,158
Inflation Protection Fund 128,370 5,681 41,251 100,562
International Small Company Fund 157,476 5,693 57,542 145,005
LargeCap Growth Fund I 458,082 42,862 129,274 496,059
LargeCap S&P 500 Index Fund 575,206 44,757 380,542 369,069
LargeCap Value Fund III 313,493 76,268 51,689 472,319
MidCap Fund 263,246 10,348 123,037 235,855
MidCap Value Fund I 164,728 16,409 24,279 235,525
Origin Emerging Markets Fund — 195,361 15,311 179,119
Overseas Fund 378,578 17,643 131,301 411,858
Real Estate Securities Fund — 41,090 — 41,311
SmallCap Growth Fund I 114,993 9,306 43,702 116,721
SmallCap Value Fund II 66,343 22,309 8,565 124,337
$ 5,355,618 $ 1,515,716 $ 1,486,010 $ 6,601,384
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,461 $ 2,708 $ 7,470 $ 133,552
Bond Market Index Fund — 15,419 — (14,643)
Core Fixed Income Fund 34,195 (19) — (31,424)
Diversified International Fund 7,481 (6,334) — 168,373
Diversified Real Asset Fund 3,351 1,713 — 19,161
Equity Income Fund 6,602 1,230 — 91,719
High Income Fund 13,361 (258) — 8,872
Inflation Protection Fund 629 3,193 — 4,569
International Small Company Fund 1,761 5,016 — 34,362
LargeCap Growth Fund I 8,089 54,997 24,271 69,392
LargeCap S&P 500 Index Fund 11,898 184,577 21,861 (54,929)
LargeCap Value Fund III 5,301 1,828 — 132,419
MidCap Fund — 40,649 3,147 44,649
MidCap Value Fund I 2,714 2,394 — 76,273
Origin Emerging Markets Fund 1,283 737 — (1,668)
Overseas Fund 7,628 12,341 — 134,597
Real Estate Securities Fund — — — 221
SmallCap Growth Fund I 1,431 17,101 5,040 19,023
SmallCap Value Fund II 640 842 — 43,408
$ 107,825 $ 338,134 $ 61,789 $ 877,926
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 63 .86%
Blue Chip Fund
(a)
3,313,961 $ 146,643
Core Fixed Income Fund
(a)
34,053,478 339,855
Diversified International Fund
(a)
12,965,489 210,948
International Small Company Fund
(a)
3,284,551 43,323
LargeCap Growth Fund I
(a)
5,667,697 141,466
MidCap Value Fund I
(a)
3,601,298 68,533
Origin Emerging Markets Fund
(a)
3,997,318 53,084
Real Estate Securities Fund
(a)
1,242,074 41,734
SmallCap Growth Fund I
(a)
1,614,582 33,196
SmallCap Value Fund II
(a)
2,452,037 35,554
$ 1,114,336
Principal Funds, Inc. Institutional Class - 36 .15%
Equity Income Fund
(a)
3,160,476 131,792
High Income Fund
(a)
6,905,366 64,565
LargeCap S&P 500 Index Fund
(a)
4,244,905 113,339
LargeCap Value Fund III
(a)
6,398,645 134,819
MidCap Growth Fund III
(a)
3,707,059 67,394
Overseas Fund
(a)
10,400,136 118,978
$ 630,887
TOTAL INVESTMENT COMPANIES $ 1,745,223
Total Investments $ 1,745,223
Other Assets and Liabilities -  (0.01)% (128)
TOTAL NET ASSETS - 100.00% $ 1,745,095
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 52 .40%
Fixed Income Funds 35 .27%
International Equity Funds 12 .34%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 47,327 $ 68,882 $ 5,944 $ 146,643
Core Fixed Income Fund 277,995 89,058 20,627 339,855
Diversified International Fund 146,023 34,190 10,915 210,948
Equity Income Fund 32,064 81,050 5,815 131,792
High Income Fund 47,765 19,120 4,157 64,565
International Small Company Fund 40,812 5,267 13,340 43,323
LargeCap Growth Fund I 126,474 20,457 39,894 141,466
LargeCap S&P 500 Index Fund 152,688 21,064 96,553 113,339
LargeCap Value Fund III 91,527 23,542 18,088 134,819
MidCap Fund 11,714 320 13,890 —
MidCap Growth Fund III 58,966 17,500 27,343 67,394
MidCap Value Fund I 47,483 8,514 9,485 68,533
Origin Emerging Markets Fund 33,466 20,942 3,986 53,084
Overseas Fund 91,768 12,784 22,889 118,978
Real Estate Securities Fund 26,292 5,867 2,130 41,734
SmallCap Growth Fund I 28,954 5,025 10,131 33,196
SmallCap Value Fund II 17,776 7,315 1,602 35,554
$ 1,279,094 $ 440,897 $ 306,789 $ 1,745,223
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 338 $ 40 $ 1,729 $ 36,338
Core Fixed Income Fund 7,188 (6) — (6,565)
Diversified International Fund 2,050 130 — 41,520
Equity Income Fund 1,818 23 — 24,470
High Income Fund 3,057 (97) — 1,934
International Small Company Fund 486 33 — 10,551
LargeCap Growth Fund I 2,201 13,576 6,603 20,853
LargeCap S&P 500 Index Fund 3,113 33,938 5,720 2,202
LargeCap Value Fund III 1,490 129 — 37,709
MidCap Fund — 1,415 124 441
MidCap Growth Fund III 478 4,792 2,864 13,479
MidCap Value Fund I 740 364 — 21,657
Origin Emerging Markets Fund 358 163 — 2,499
Overseas Fund 2,084 228 — 37,087
Real Estate Securities Fund 763 (40) 101 11,745
SmallCap Growth Fund I 369 2,695 1,301 6,653
SmallCap Value Fund II 177 (6) — 12,071
$ 26,710 $ 57,377 $ 18,442 $ 274,644
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 61 .34%
Blue Chip Fund
(a)
10,111,634 $ 447,440
Core Fixed Income Fund
(a)
64,639,592 645,103
Diversified International Fund
(a)
39,479,972 642,339
International Small Company Fund
(a)
10,288,914 135,711
LargeCap Growth Fund I
(a)
17,284,371 431,418
MidCap Value Fund I
(a)
10,840,560 206,296
Origin Emerging Markets Fund
(a)
12,466,908 165,560
Real Estate Securities Fund
(a)
3,492,699 117,355
SmallCap Growth Fund I
(a)
4,907,892 100,906
SmallCap Value Fund II
(a)
7,434,390 107,799
$ 2,999,927
Principal Funds, Inc. Institutional Class - 38 .67%
Equity Income Fund
(a)
9,642,506 402,092
High Income Fund
(a)
15,207,727 142,192
LargeCap S&P 500 Index Fund
(a)
13,480,442 359,928
LargeCap Value Fund III
(a)
19,529,407 411,485
MidCap Growth Fund III
(a)
11,159,798 202,885
Overseas Fund
(a)
32,601,214 372,958
$ 1,891,540
TOTAL INVESTMENT COMPANIES $ 4,891,467
Total Investments $ 4,891,467
Other Assets and Liabilities -  (0.01)% (420)
TOTAL NET ASSETS - 100.00% $ 4,891,047
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 56 .99%
Fixed Income Funds 29 .23%
International Equity Funds 13 .79%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 142,857 $ 208,315 $ 15,490 $ 447,440
Core Fixed Income Fund 618,138 113,129 72,739 645,103
Diversified International Fund 472,187 70,512 33,032 642,339
Equity Income Fund 104,087 236,981 15,490 402,092
High Income Fund 115,982 39,125 17,446 142,192
International Small Company Fund 127,041 7,312 32,145 135,711
LargeCap Growth Fund I 401,781 39,187 116,288 431,418
LargeCap S&P 500 Index Fund 490,340 39,855 285,353 359,928
LargeCap Value Fund III 297,184 50,096 55,008 411,485
MidCap Growth Fund III 229,722 20,344 110,355 202,885
MidCap Value Fund I 159,278 11,726 34,926 206,296
Origin Emerging Markets Fund 118,543 48,182 10,691 165,560
Overseas Fund 297,553 15,888 60,129 372,958
Real Estate Securities Fund 81,322 7,725 6,054 117,355
SmallCap Growth Fund I 94,067 8,653 31,494 100,906
SmallCap Value Fund II 58,874 15,530 5,057 107,799
$ 3,808,956 $ 932,560 $ 901,697 $ 4,891,467
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,027 $ 408 $ 5,248 $ 111,350
Core Fixed Income Fund 14,853 247 — (13,672)
Diversified International Fund 6,542 (1,219) — 133,891
Equity Income Fund 5,632 224 — 76,290
High Income Fund 7,176 (599) — 5,130
International Small Company Fund 1,595 980 — 32,523
LargeCap Growth Fund I 6,881 49,133 20,645 57,605
LargeCap S&P 500 Index Fund 9,926 128,151 18,244 (13,065)
LargeCap Value Fund III 4,765 2,147 — 117,066
MidCap Growth Fund III 1,690 31,412 10,116 31,762
MidCap Value Fund I 2,375 1,580 — 68,638
Origin Emerging Markets Fund 1,134 435 — 9,091
Overseas Fund 6,679 1,227 — 118,419
Real Estate Securities Fund 2,227 (325) 306 34,687
SmallCap Growth Fund I 1,175 10,832 4,137 18,848
SmallCap Value Fund II 570 334 — 38,118
$ 74,247 $ 224,967 $ 58,696 $ 826,681
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 59 .23%
Blue Chip Fund
(a)
2,963,045 $ 131,115
Core Fixed Income Fund
(a)
11,175,589 111,532
Diversified International Fund
(a)
11,690,705 190,208
International Small Company Fund
(a)
2,954,079 38,964
LargeCap Growth Fund I
(a)
5,061,683 126,340
MidCap Value Fund I
(a)
3,259,228 62,023
Origin Emerging Markets Fund
(a)
3,612,810 47,978
Real Estate Securities Fund
(a)
966,889 32,487
SmallCap Growth Fund I
(a)
1,442,458 29,657
SmallCap Value Fund II
(a)
2,207,606 32,010
$ 802,314
Principal Funds, Inc. Institutional Class - 40 .78%
Equity Income Fund
(a)
2,833,558 118,159
High Income Fund
(a)
3,212,498 30,037
LargeCap S&P 500 Index Fund
(a)
4,295,224 114,683
LargeCap Value Fund III
(a)
5,734,421 120,824
MidCap Growth Fund III
(a)
3,365,261 61,181
Overseas Fund
(a)
9,401,343 107,551
$ 552,435
TOTAL INVESTMENT COMPANIES $ 1,354,749
Total Investments $ 1,354,749
Other Assets and Liabilities -  (0.01)% (102)
TOTAL NET ASSETS - 100.00% $ 1,354,647
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 61 .16%
Fixed Income Funds 24 .49%
International Equity Funds 14 .36%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 39,328 $ 63,781 $ 3,730 $ 131,115
Core Fixed Income Fund 110,129 26,908 23,014 111,532
Diversified International Fund 127,122 33,083 6,264 190,208
Equity Income Fund 27,754 72,732 3,730 118,159
High Income Fund 23,384 12,775 7,033 30,037
International Small Company Fund 32,956 4,983 7,825 38,964
LargeCap Growth Fund I 103,393 18,224 24,770 126,340
LargeCap S&P 500 Index Fund 133,029 19,447 71,062 114,683
LargeCap Value Fund III 81,058 20,943 14,496 120,824
MidCap Growth Fund III 62,485 10,944 30,046 61,181
MidCap Value Fund I 44,027 8,366 10,150 62,023
Origin Emerging Markets Fund 32,028 15,779 2,366 47,978
Overseas Fund 79,368 10,562 14,754 107,551
Real Estate Securities Fund 20,543 4,241 1,379 32,487
SmallCap Growth Fund I 25,958 4,359 8,982 29,657
SmallCap Value Fund II 15,766 6,951 1,309 32,010
$ 958,328 $ 334,078 $ 230,910 $ 1,354,749
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 280 $ 56 $ 1,432 $ 31,680
Core Fixed Income Fund 2,703 (40) — (2,451)
Diversified International Fund 1,762 51 — 36,216
Equity Income Fund 1,591 21 — 21,382
High Income Fund 1,583 (78) — 989
International Small Company Fund 418 145 — 8,705
LargeCap Growth Fund I 1,809 6,656 5,428 22,837
LargeCap S&P 500 Index Fund 2,723 19,325 5,004 13,944
LargeCap Value Fund III 1,313 22 — 33,297
MidCap Growth Fund III 460 7,170 2,751 10,628
MidCap Value Fund I 658 7 — 19,773
Origin Emerging Markets Fund 311 49 — 2,488
Overseas Fund 1,792 10 — 32,365
Real Estate Securities Fund 590 (48) 78 9,130
SmallCap Growth Fund I 324 2,435 1,142 5,887
SmallCap Value Fund II 153 (105) — 10,707
$ 18,470 $ 35,676 $ 15,835 $ 257,577
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58.34%
Blue Chip Fund
(a)
7,106,091 $ 314,445
Core Fixed Income Fund
(a)
17,488,031 174,531
Diversified International Fund
(a)
27,662,563 450,070
International Small Company Fund
(a)
7,142,145 94,205
LargeCap Growth Fund I
(a)
12,156,616 303,429
MidCap Value Fund I
(a)
7,719,159 146,896
Origin Emerging Markets Fund
(a)
8,748,151 116,175
Real Estate Securities Fund
(a)
2,190,906 73,614
SmallCap Growth Fund I
(a)
3,469,065 71,324
SmallCap Value Fund II
(a)
5,296,228 76,795
$ 1,821,484
Principal Funds, Inc. Institutional Class - 41.67%
Equity Income Fund
(a)
6,795,943 283,391
High Income Fund
(a)
5,438,370 50,849
LargeCap S&P 500 Index Fund
(a)
10,193,508 272,166
LargeCap Value Fund III
(a)
13,758,094 289,883
MidCap Growth Fund III
(a)
7,959,065 144,696
Overseas Fund
(a)
22,728,361 260,012
$ 1,300,997
TOTAL INVESTMENT COMPANIES $ 3,122,481
Total Investments $ 3,122,481
Other Assets and Liabilities -  (0.01)% (174)
TOTAL NET ASSETS - 100.00% $ 3,122,307
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63.31%
Fixed Income Funds 21.63%
International Equity Funds 15.07%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 98,770 $ 149,163 $ 10,237 $ 314,445
Core Fixed Income Fund 186,575 48,065 55,760 174,531
Diversified International Fund 319,601 61,174 20,962 450,070
Equity Income Fund 69,610 171,550 10,239 283,391
High Income Fund 42,619 22,717 16,129 50,849
International Small Company Fund 82,763 7,739 18,511 94,205
LargeCap Growth Fund I 262,382 35,187 66,507 303,429
LargeCap S&P 500 Index Fund 336,191 36,502 182,625 272,166
LargeCap Value Fund III 202,981 41,274 36,259 289,883
MidCap Growth Fund III 157,428 19,652 76,107 144,696
MidCap Value Fund I 110,051 13,198 24,848 146,896
Origin Emerging Markets Fund 80,854 36,246 6,664 116,175
Overseas Fund 200,931 16,189 38,268 260,012
Real Estate Securities Fund 49,211 6,928 3,571 73,614
SmallCap Growth Fund I 65,366 8,345 23,043 71,324
SmallCap Value Fund II 40,246 13,907 3,708 76,795
$ 2,305,579 $ 687,836 $ 593,438 $ 3,122,481
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 705 $ 106 $ 3,602 $ 76,643
Core Fixed Income Fund 4,664 609 — (4,958)
Diversified International Fund 4,442 (545) — 90,802
Equity Income Fund 3,887 80 — 52,390
High Income Fund 2,901 (241) — 1,883
International Small Company Fund 1,072 499 — 21,715
LargeCap Growth Fund I 4,563 25,035 13,691 47,332
LargeCap S&P 500 Index Fund 6,746 62,521 12,395 19,577
LargeCap Value Fund III 3,278 (130) — 82,017
MidCap Growth Fund III 1,153 19,623 6,903 24,100
MidCap Value Fund I 1,635 288 — 48,207
Origin Emerging Markets Fund 746 240 — 5,499
Overseas Fund 4,535 89 — 81,071
Real Estate Securities Fund 1,368 (215) 185 21,261
SmallCap Growth Fund I 811 7,126 2,855 13,530
SmallCap Value Fund II 387 (294) — 26,644
$ 42,893 $ 114,791 $ 39,631 $ 607,713
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100.01% Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57.88%
Blue Chip Fund
(a)
1,788,943 $ 79,161
Core Fixed Income Fund
(a)
3,102,081 30,959
Diversified International Fund
(a)
7,134,359 116,076
International Small Company Fund
(a)
1,818,099 23,981
LargeCap Growth Fund I
(a)
3,068,670 76,594
MidCap Value Fund I
(a)
1,978,055 37,642
Origin Emerging Markets Fund
(a)
2,213,327 29,393
Real Estate Securities Fund
(a)
547,848 18,408
SmallCap Growth Fund I
(a)
880,749 18,108
SmallCap Value Fund II
(a)
1,337,620 19,395
$ 449,717
Principal Funds, Inc. Institutional Class - 42.13%
Equity Income Fund
(a)
1,717,127 71,604
High Income Fund
(a)
955,646 8,935
LargeCap S&P 500 Index Fund
(a)
2,681,154 71,588
LargeCap Value Fund III
(a)
3,474,848 73,215
MidCap Growth Fund III
(a)
2,045,988 37,196
Overseas Fund
(a)
5,664,758 64,805
$ 327,343
TOTAL INVESTMENT COMPANIES $ 777,060
Total Investments $ 777,060
Other Assets and Liabilities -  (0.01)% (69)
TOTAL NET ASSETS - 100.00% $ 776,991
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64.73%
Fixed Income Funds 20.07%
International Equity Funds 15.21%
Other Assets and Liabilities
(0.01)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 23,105 $ 39,852 $ 2,505 $ 79,161
Core Fixed Income Fund 27,897 12,374 8,631 30,959
Diversified International Fund 73,874 24,217 3,405 116,076
Equity Income Fund 16,521 44,834 2,504 71,604
High Income Fund 8,324 2,799 2,503 8,935
International Small Company Fund 19,000 3,792 4,047 23,981
LargeCap Growth Fund I 60,251 13,647 14,903 76,594
LargeCap S&P 500 Index Fund 75,346 13,985 37,778 71,588
LargeCap Value Fund III 47,019 14,929 8,428 73,215
MidCap Growth Fund III 36,505 8,072 17,998 37,196
MidCap Value Fund I 25,846 6,574 6,535 37,642
Origin Emerging Markets Fund 19,302 10,248 1,436 29,393
Overseas Fund 46,469 9,068 9,851 64,805
Real Estate Securities Fund 10,962 3,278 828 18,408
SmallCap Growth Fund I 14,908 3,425 5,064 18,108
SmallCap Value Fund II 9,534 4,403 935 19,395
$ 514,863 $ 215,497 $ 127,351 $ 777,060
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 165 $ 63 $ 845 $ 18,646
Core Fixed Income Fund 755 (3) — (678)
Diversified International Fund 1,045 13 — 21,377
Equity Income Fund 951 3 — 12,750
High Income Fund 509 (32) — 347
International Small Company Fund 252 (35) — 5,271
LargeCap Growth Fund I 1,065 2,707 3,194 14,892
LargeCap S&P 500 Index Fund 1,553 6,679 2,851 13,356
LargeCap Value Fund III 775 — — 19,695
MidCap Growth Fund III 269 3,824 1,613 6,793
MidCap Value Fund I 389 (217) — 11,974
Origin Emerging Markets Fund 178 13 — 1,266
Overseas Fund 1,064 (4) — 19,123
Real Estate Securities Fund 327 (19) 42 5,015
SmallCap Growth Fund I 186 1,043 657 3,796
SmallCap Value Fund II 93 (87) — 6,480
$ 9,576 $ 13,948 $ 9,202 $ 160,103
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .37%
Blue Chip Fund
(a)
1,645,866 $ 72,830
Core Fixed Income Fund
(a)
2,079,884 20,757
Diversified International Fund
(a)
6,595,836 107,314
International Small Company Fund
(a)
1,694,697 22,353
LargeCap Growth Fund I
(a)
2,824,871 70,509
MidCap Value Fund I
(a)
1,852,681 35,257
Origin Emerging Markets Fund
(a)
2,052,648 27,259
Real Estate Securities Fund
(a)
505,181 16,974
SmallCap Growth Fund I
(a)
812,661 16,708
SmallCap Value Fund II
(a)
1,233,161 17,881
$ 407,842
Principal Funds, Inc. Institutional Class - 42 .64%
Equity Income Fund
(a)
1,582,199 65,978
High Income Fund
(a)
732,735 6,851
LargeCap S&P 500 Index Fund
(a)
2,522,054 67,339
LargeCap Value Fund III
(a)
3,199,045 67,404
MidCap Growth Fund III
(a)
1,922,016 34,942
Overseas Fund
(a)
5,299,481 60,626
$ 303,140
TOTAL INVESTMENT COMPANIES $ 710,982
Total Investments $ 710,982
Other Assets and Liabilities -  (0.01)% (62)
TOTAL NET ASSETS - 100.00% $ 710,920
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 65 .53%
Fixed Income Funds 18 .98%
International Equity Funds 15 .50%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 19,868 $ 38,458 $ 2,318 $ 72,830
Core Fixed Income Fund 16,834 9,440 5,095 20,757
Diversified International Fund 64,603 27,451 3,642 107,314
Equity Income Fund 14,522 42,376 2,318 65,978
High Income Fund 5,812 2,649 1,831 6,851
International Small Company Fund 16,574 4,460 3,324 22,353
LargeCap Growth Fund I 52,512 15,121 12,916 70,509
LargeCap S&P 500 Index Fund 66,052 15,551 32,374 67,339
LargeCap Value Fund III 41,388 16,058 7,595 67,404
MidCap Growth Fund III 31,909 9,172 15,711 34,942
MidCap Value Fund I 22,864 7,893 6,004 35,257
Origin Emerging Markets Fund 17,932 9,571 1,321 27,259
Overseas Fund 40,907 11,376 8,619 60,626
Real Estate Securities Fund 9,516 3,783 776 16,974
SmallCap Growth Fund I 13,197 3,841 4,645 16,708
SmallCap Value Fund II 8,487 4,648 951 17,881
$ 442,977 $ 221,848 $ 109,440 $ 710,982
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 143 $ 1 $ 732 $ 16,821
Core Fixed Income Fund 471 6 — (428)
Diversified International Fund 923 15 — 18,887
Equity Income Fund 858 1 — 11,397
High Income Fund 359 (40) — 261
International Small Company Fund 225 (103) — 4,746
LargeCap Growth Fund I 930 1,556 2,789 14,236
LargeCap S&P 500 Index Fund 1,358 4,479 2,493 13,631
LargeCap Value Fund III 685 (72) — 17,625
MidCap Growth Fund III 235 2,868 1,410 6,704
MidCap Value Fund I 344 (340) — 10,844
Origin Emerging Markets Fund 158 12 — 1,065
Overseas Fund 949 (132) — 17,094
Real Estate Securities Fund 293 (48) 37 4,499
SmallCap Growth Fund I 164 840 579 3,475
SmallCap Value Fund II 83 (141) — 5,838
$ 8,178 $ 8,902 $ 8,040 $ 146,695
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 58 .04%
Blue Chip Fund
(a)
187,276 $ 8,287
Core Fixed Income Fund
(a)
246,544 2,460
Diversified International Fund
(a)
804,973 13,097
International Small Company Fund
(a)
197,040 2,599
LargeCap Growth Fund I
(a)
322,426 8,048
MidCap Value Fund I
(a)
231,054 4,397
Origin Emerging Markets Fund
(a)
237,150 3,149
Real Estate Securities Fund
(a)
62,411 2,097
SmallCap Growth Fund I
(a)
95,601 1,966
SmallCap Value Fund II
(a)
143,076 2,075
$ 48,175
Principal Funds, Inc. Institutional Class - 41 .99%
Equity Income Fund
(a)
181,689 7,576
High Income Fund
(a)
88,578 828
LargeCap S&P 500 Index Fund
(a)
288,397 7,700
LargeCap Value Fund III
(a)
365,866 7,709
MidCap Growth Fund III
(a)
243,932 4,435
Overseas Fund
(a)
577,818 6,610
$ 34,858
TOTAL INVESTMENT COMPANIES $ 83,033
Total Investments $ 83,033
Other Assets and Liabilities -  (0.03)% (23)
TOTAL NET ASSETS - 100.00% $ 83,010
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 65 .41%
Fixed Income Funds 19 .74%
International Equity Funds 14 .88%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 1,330 $ 5,871 $ 567 $ 8,287
Core Fixed Income Fund 917 2,329 749 2,460
Diversified International Fund 4,551 7,722 704 13,097
Equity Income Fund 1,037 6,057 567 7,576
High Income Fund 262 805 246 828
International Small Company Fund 1,155 1,472 399 2,599
LargeCap Growth Fund I 3,708 4,201 1,363 8,048
LargeCap S&P 500 Index Fund 4,591 4,345 2,865 7,700
LargeCap Value Fund III 3,007 4,154 1,010 7,709
MidCap Growth Fund III 2,225 2,755 1,446 4,435
MidCap Value Fund I 1,677 2,647 875 4,397
Origin Emerging Markets Fund 1,267 2,184 296 3,149
Overseas Fund 2,876 3,793 1,388 6,610
Real Estate Securities Fund 683 1,141 178 2,097
SmallCap Growth Fund I 914 1,131 428 1,966
SmallCap Value Fund II 642 1,127 196 2,075
$ 30,842 $ 51,734 $ 13,277 $ 83,033
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 10 $ — $ 53 $ 1,653
Core Fixed Income Fund 43 — — (37)
Diversified International Fund 72 2 — 1,526
Equity Income Fund 82 1 — 1,048
High Income Fund 35 (1) — 8
International Small Company Fund 18 2 — 369
LargeCap Growth Fund I 71 14 213 1,488
LargeCap S&P 500 Index Fund 105 173 193 1,456
LargeCap Value Fund III 55 4 — 1,554
MidCap Growth Fund III 18 118 106 783
MidCap Value Fund I 28 15 — 933
Origin Emerging Markets Fund 12 — — (6)
Overseas Fund 74 1 — 1,328
Real Estate Securities Fund 30 — 3 451
SmallCap Growth Fund I 12 22 43 327
SmallCap Value Fund II 7 — — 502
$ 672 $ 351 $ 611 $ 13,383
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22 .01%
Diversified International Fund
(a)
914,773 $ 14,883
Diversified Real Asset Fund
(a)
201,732 2,742
International Small Company Fund
(a)
140,415 1,852
MidCap S&P 400 Index Fund
(a)
227,597 5,929
Origin Emerging Markets Fund
(a)
131,836 1,751
SmallCap S&P 600 Index Fund
(a)
91,245 3,043
$ 30,200
Principal Funds, Inc. Institutional Class - 78 .01%
Bond Market Index Fund
(a)
4,350,928 43,640
High Income Fund
(a)
904,451 8,456
Inflation Protection Fund
(a)
623,786 6,132
LargeCap S&P 500 Index Fund
(a)
1,093,509 29,197
Short-Term Income Fund
(a)
1,593,060 19,610
$ 107,035
TOTAL INVESTMENT COMPANIES $ 137,235
Total Investments $ 137,235
Other Assets and Liabilities -  (0.02)% (30)
TOTAL NET ASSETS - 100.00% $ 137,205
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 67 .58%
Domestic Equity Funds 27 .82%
International Equity Funds 2 .62%
Specialty Funds 2 .00%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 37,097 $ 20,027 $ 7,023 $ 43,640
Diversified International Fund 11,350 3,386 3,043 14,883
Diversified Real Asset Fund 1,948 1,042 737 2,742
High Income Fund 6,021 3,290 1,082 8,456
Inflation Protection Fund 4,442 2,190 782 6,132
International Small Company Fund 1,794 436 847 1,852
LargeCap S&P 500 Index Fund 22,529 6,836 7,482 29,197
MidCap S&P 400 Index Fund 2,481 3,421 1,238 5,929
Origin Emerging Markets Fund — 2,000 168 1,751
Short-Term Income Fund 16,405 6,108 2,578 19,610
SmallCap S&P 600 Index Fund 1,923 719 666 3,043
$ 105,990 $ 49,455 $ 25,646 $ 137,235
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 3,018 $ (156) $ 3,257 $ (6,305)
Diversified International Fund 150 153 — 3,037
Diversified Real Asset Fund 80 31 — 458
High Income Fund 387 (7) — 234
Inflation Protection Fund 22 1 — 281
International Small Company Fund 21 92 — 377
LargeCap S&P 500 Index Fund 617 451 1,134 6,863
MidCap S&P 400 Index Fund 78 (1) 254 1,266
Origin Emerging Markets Fund 9 — — (81)
Short-Term Income Fund 299 (2) 26 (323)
SmallCap S&P 600 Index Fund 42 22 15 1,045
$ 4,723 $ 584 $ 4,686 $ 6,852
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 26 .04%
Diversified International Fund
(a)
3,823,734 $ 62,212
Diversified Real Asset Fund
(a)
709,500 9,642
International Small Company Fund
(a)
585,474 7,722
MidCap S&P 400 Index Fund
(a)
953,644 24,843
Origin Emerging Markets Fund
(a)
542,728 7,208
SmallCap S&P 600 Index Fund
(a)
381,469 12,722
$ 124,349
Principal Funds, Inc. Institutional Class - 73 .97%
Bond Market Index Fund
(a)
13,915,660 139,574
High Income Fund
(a)
2,700,253 25,247
Inflation Protection Fund
(a)
2,010,881 19,767
LargeCap S&P 500 Index Fund
(a)
4,550,672 121,503
Short-Term Income Fund
(a)
3,826,781 47,108
$ 353,199
TOTAL INVESTMENT COMPANIES $ 477,548
Total Investments $ 477,548
Other Assets and Liabilities -  (0.01)% (53)
TOTAL NET ASSETS - 100.00% $ 477,495
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 61 .55%
Domestic Equity Funds 33 .31%
International Equity Funds 3 .13%
Specialty Funds 2 .02%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 113,357 $ 58,224 $ 12,445 $ 139,574
Diversified International Fund 47,011 12,389 10,339 62,212
Diversified Real Asset Fund 6,165 3,256 1,371 9,642
High Income Fund 17,280 9,280 1,963 25,247
Inflation Protection Fund 14,243 6,182 1,562 19,767
International Small Company Fund 7,336 1,565 3,091 7,722
LargeCap S&P 500 Index Fund 92,225 26,580 27,281 121,503
MidCap S&P 400 Index Fund 9,450 14,065 3,692 24,843
Origin Emerging Markets Fund — 8,007 525 7,208
Short-Term Income Fund 36,530 15,039 3,723 47,108
SmallCap S&P 600 Index Fund 7,640 2,893 2,113 12,722
$ 351,237 $ 157,480 $ 68,105 $ 477,548
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 9,133 $ (497) $ 9,857 $ (19,065)
Diversified International Fund 615 698 — 12,453
Diversified Real Asset Fund 281 35 — 1,557
High Income Fund 1,109 (18) — 668
Inflation Protection Fund 71 3 — 901
International Small Company Fund 84 272 — 1,640
LargeCap S&P 500 Index Fund 2,494 2,174 4,582 27,805
MidCap S&P 400 Index Fund 311 (26) 1,018 5,046
Origin Emerging Markets Fund 41 1 — (275)
Short-Term Income Fund 676 (5) 57 (733)
SmallCap S&P 600 Index Fund 169 82 61 4,220
$ 14,984 $ 2,719 $ 15,575 $ 34,217
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 30 .34%
Diversified International Fund
(a)
4,572,636 $ 74,397
Diversified Real Asset Fund
(a)
761,263 10,345
International Small Company Fund
(a)
691,575 9,122
MidCap S&P 400 Index Fund
(a)
1,173,322 30,565
Origin Emerging Markets Fund
(a)
643,197 8,542
SmallCap S&P 600 Index Fund
(a)
461,355 15,386
$ 148,357
Principal Funds, Inc. Institutional Class - 69 .67%
Bond Market Index Fund
(a)
12,818,177 128,566
High Income Fund
(a)
2,420,887 22,635
Inflation Protection Fund
(a)
1,573,789 15,471
LargeCap S&P 500 Index Fund
(a)
5,534,518 147,772
Short-Term Income Fund
(a)
2,134,300 26,273
$ 340,717
TOTAL INVESTMENT COMPANIES $ 489,074
Total Investments $ 489,074
Other Assets and Liabilities -  (0.01)% (56)
TOTAL NET ASSETS - 100.00% $ 489,018
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 54 .66%
Domestic Equity Funds 39 .62%
International Equity Funds 3 .61%
Specialty Funds 2 .12%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 92,766 $ 61,264 $ 9,114 $ 128,566
Diversified International Fund 51,000 19,558 10,765 74,397
Diversified Real Asset Fund 6,089 4,021 1,393 10,345
High Income Fund 13,570 9,968 1,411 22,635
Inflation Protection Fund 9,600 6,209 984 15,471
International Small Company Fund 7,734 2,453 3,144 9,122
LargeCap S&P 500 Index Fund 98,361 38,960 23,899 147,772
MidCap S&P 400 Index Fund 11,879 16,170 3,608 30,565
Origin Emerging Markets Fund — 9,492 584 8,542
Short-Term Income Fund 17,986 10,292 1,617 26,273
SmallCap S&P 600 Index Fund 8,306 4,365 2,087 15,386
$ 317,291 $ 182,752 $ 58,606 $ 489,074
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 7,649 $ (660) $ 8,247 $ (15,690)
Diversified International Fund 679 450 — 14,154
Diversified Real Asset Fund 296 32 — 1,596
High Income Fund 948 (19) — 527
Inflation Protection Fund 49 2 — 644
International Small Company Fund 92 34 — 2,045
LargeCap S&P 500 Index Fund 2,752 670 5,054 33,680
MidCap S&P 400 Index Fund 346 (64) 1,131 6,188
Origin Emerging Markets Fund 44 2 — (368)
Short-Term Income Fund 349 (4) 29 (384)
SmallCap S&P 600 Index Fund 187 41 67 4,761
$ 13,391 $ 484 $ 14,528 $ 47,153
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 34 .44%
Diversified International Fund
(a)
5,733,527 $ 93,285
Diversified Real Asset Fund
(a)
574,357 7,806
International Small Company Fund
(a)
866,070 11,423
MidCap S&P 400 Index Fund
(a)
1,452,815 37,846
Origin Emerging Markets Fund
(a)
810,043 10,757
Real Estate Securities Fund
(a)
98,028 3,294
SmallCap S&P 600 Index Fund
(a)
571,754 19,068
$ 183,479
Principal Funds, Inc. Institutional Class - 65 .57%
Bond Market Index Fund
(a)
13,362,823 134,029
High Income Fund
(a)
2,450,090 22,908
Inflation Protection Fund
(a)
849,840 8,354
LargeCap S&P 500 Index Fund
(a)
6,892,056 184,018
$ 349,309
TOTAL INVESTMENT COMPANIES $ 532,788
Total Investments $ 532,788
Other Assets and Liabilities -  (0.01)% (53)
TOTAL NET ASSETS - 100.00% $ 532,735
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 48 .54%
Domestic Equity Funds 45 .84%
International Equity Funds 4 .16%
Specialty Funds 1 .47%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 92,018 $ 66,182 $ 8,075 $ 134,029
Diversified International Fund 63,109 23,935 11,848 93,285
Diversified Real Asset Fund 6,232 3,603 3,727 7,806
High Income Fund 13,263 10,418 1,267 22,908
Inflation Protection Fund 7,600 3,619 3,422 8,354
International Small Company Fund 9,889 3,006 4,100 11,423
LargeCap S&P 500 Index Fund 121,031 47,638 27,079 184,018
MidCap S&P 400 Index Fund 13,335 21,157 3,892 37,846
Origin Emerging Markets Fund — 11,791 560 10,757
Real Estate Securities Fund — 3,276 — 3,294
SmallCap S&P 600 Index Fund 10,365 4,981 2,213 19,068
$ 336,842 $ 199,606 $ 66,183 $ 532,788
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 7,525 $ (512) $ 8,107 $ (15,584)
Diversified International Fund 849 285 — 17,804
Diversified Real Asset Fund 309 144 — 1,554
High Income Fund 953 (17) — 511
Inflation Protection Fund 39 101 — 456
International Small Company Fund 116 20 — 2,608
LargeCap S&P 500 Index Fund 3,337 1,260 6,125 41,168
MidCap S&P 400 Index Fund 419 (53) 1,370 7,299
Origin Emerging Markets Fund 54 2 — (476)
Real Estate Securities Fund — — — 18
SmallCap S&P 600 Index Fund 227 40 82 5,895
$ 13,828 $ 1,270 $ 15,684 $ 61,253
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 38 .46%
Diversified International Fund
(a)
4,858,821 $ 79,053
International Small Company Fund
(a)
740,308 9,765
MidCap S&P 400 Index Fund
(a)
1,209,888 31,518
Origin Emerging Markets Fund
(a)
682,037 9,057
Real Estate Securities Fund
(a)
291,850 9,806
SmallCap S&P 600 Index Fund
(a)
470,815 15,702
$ 154,901
Principal Funds, Inc. Institutional Class - 61 .55%
Bond Market Index Fund
(a)
7,927,497 79,513
High Income Fund
(a)
1,604,149 14,998
LargeCap S&P 500 Index Fund
(a)
5,745,875 153,415
$ 247,926
TOTAL INVESTMENT COMPANIES $ 402,827
Total Investments $ 402,827
Other Assets and Liabilities -  (0.01)% (50)
TOTAL NET ASSETS - 100.00% $ 402,777
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 52 .25%
Fixed Income Funds 43 .09%
International Equity Funds 4 .67%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 53,073 $ 39,960 $ 4,168 $ 79,513
Diversified International Fund 48,302 21,514 5,075 79,053
High Income Fund 8,384 7,195 886 14,998
International Small Company Fund 7,697 2,752 2,793 9,765
LargeCap S&P 500 Index Fund 94,814 41,095 16,972 153,415
MidCap S&P 400 Index Fund 12,082 15,812 2,574 31,518
Origin Emerging Markets Fund 3,556 5,892 392 9,057
Real Estate Securities Fund 5,181 2,850 736 9,806
SmallCap S&P 600 Index Fund 8,172 4,358 1,572 15,702
$ 241,261 $ 141,428 $ 35,168 $ 402,827
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 4,378 $ (242) $ 4,719 $ (9,110)
Diversified International Fund 688 27 — 14,285
High Income Fund 644 (16) — 321
International Small Company Fund 94 (9) — 2,118
LargeCap S&P 500 Index Fund 2,671 457 4,903 34,021
MidCap S&P 400 Index Fund 336 (39) 1,100 6,237
Origin Emerging Markets Fund 47 1 — —
Real Estate Securities Fund 166 (14) 20 2,525
SmallCap S&P 600 Index Fund 181 35 66 4,709
$ 9,205 $ 200 $ 10,808 $ 55,106
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 41 .85%
Diversified International Fund
(a)
5,008,855 $ 81,494
International Small Company Fund
(a)
778,768 10,272
MidCap S&P 400 Index Fund
(a)
1,231,195 32,072
Origin Emerging Markets Fund
(a)
714,382 9,487
Real Estate Securities Fund
(a)
268,603 9,025
SmallCap S&P 600 Index Fund
(a)
480,894 16,038
$ 158,388
Principal Funds, Inc. Institutional Class - 58 .16%
Bond Market Index Fund
(a)
5,112,897 51,283
High Income Fund
(a)
1,188,792 11,115
LargeCap S&P 500 Index Fund
(a)
5,906,673 157,708
$ 220,106
TOTAL INVESTMENT COMPANIES $ 378,494
Total Investments $ 378,494
Other Assets and Liabilities -  (0.01)% (44)
TOTAL NET ASSETS - 100.00% $ 378,450
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 56 .77%
Fixed Income Funds 38 .02%
International Equity Funds 5 .22%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 38,084 $ 25,947 $ 6,185 $ 51,283
Diversified International Fund 50,956 20,876 5,174 81,494
High Income Fund 6,838 5,430 1,406 11,115
International Small Company Fund 7,822 2,603 2,315 10,272
LargeCap S&P 500 Index Fund 102,399 39,307 19,785 157,708
MidCap S&P 400 Index Fund 10,673 18,158 2,678 32,072
Origin Emerging Markets Fund 4,300 5,604 466 9,487
Real Estate Securities Fund 4,912 2,467 668 9,025
SmallCap S&P 600 Index Fund 8,498 4,322 1,674 16,038
$ 234,482 $ 124,714 $ 40,351 $ 378,494
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 3,064 $ (172) $ 3,303 $ (6,391)
Diversified International Fund 712 18 — 14,818
High Income Fund 499 (15) — 268
International Small Company Fund 99 (47) — 2,209
LargeCap S&P 500 Index Fund 2,769 1,145 5,084 34,642
MidCap S&P 400 Index Fund 345 (43) 1,129 5,962
Origin Emerging Markets Fund 48 1 — 48
Real Estate Securities Fund 151 (10) 19 2,324
SmallCap S&P 600 Index Fund 188 31 68 4,861
$ 7,875 $ 908 $ 9,603 $ 58,741
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 44 .37%
Diversified International Fund
(a)
3,495,677 $ 56,875
International Small Company Fund
(a)
532,682 7,026
MidCap S&P 400 Index Fund
(a)
865,890 22,557
Origin Emerging Markets Fund
(a)
494,768 6,570
Real Estate Securities Fund
(a)
174,406 5,860
SmallCap S&P 600 Index Fund
(a)
338,158 11,278
$ 110,166
Principal Funds, Inc. Institutional Class - 55 .64%
Bond Market Index Fund
(a)
2,083,380 20,896
High Income Fund
(a)
593,559 5,550
LargeCap S&P 500 Index Fund
(a)
4,183,785 111,707
$ 138,153
TOTAL INVESTMENT COMPANIES $ 248,319
Total Investments $ 248,319
Other Assets and Liabilities -  (0.01)% (30)
TOTAL NET ASSETS - 100.00% $ 248,289
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 60 .97%
Fixed Income Funds 33 .56%
International Equity Funds 5 .48%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 17,634 $ 11,628 $ 5,215 $ 20,896
Diversified International Fund 34,849 15,574 3,894 56,875
High Income Fund 3,437 3,429 1,446 5,550
International Small Company Fund 5,092 1,955 1,473 7,026
LargeCap S&P 500 Index Fund 68,510 30,050 11,845 111,707
MidCap S&P 400 Index Fund 8,556 11,678 2,111 22,557
Origin Emerging Markets Fund 3,101 3,796 392 6,570
Real Estate Securities Fund 3,204 1,703 572 5,860
SmallCap S&P 600 Index Fund 5,917 3,104 1,191 11,278
$ 150,300 $ 82,917 $ 28,139 $ 248,319
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 1,471 $ (85) $ 1,588 $ (3,066)
Diversified International Fund 499 16 — 10,330
High Income Fund 275 (7) — 137
International Small Company Fund 68 (29) — 1,481
LargeCap S&P 500 Index Fund 1,939 270 3,564 24,722
MidCap S&P 400 Index Fund 245 (28) 802 4,462
Origin Emerging Markets Fund 34 2 — 63
Real Estate Securities Fund 99 (8) 13 1,533
SmallCap S&P 600 Index Fund 132 13 48 3,435
$ 4,762 $ 144 $ 6,015 $ 43,097
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 45 .90%
Diversified International Fund
(a)
2,989,834 $ 48,645
International Small Company Fund
(a)
463,482 6,113
MidCap S&P 400 Index Fund
(a)
747,504 19,472
Origin Emerging Markets Fund
(a)
423,759 5,628
Real Estate Securities Fund
(a)
143,289 4,814
SmallCap S&P 600 Index Fund
(a)
291,718 9,729
$ 94,401
Principal Funds, Inc. Institutional Class - 54 .12%
Bond Market Index Fund
(a)
1,201,873 12,055
High Income Fund
(a)
364,332 3,407
LargeCap S&P 500 Index Fund
(a)
3,590,019 95,853
$ 111,315
TOTAL INVESTMENT COMPANIES $ 205,716
Total Investments $ 205,716
Other Assets and Liabilities -  (0.02)% (34)
TOTAL NET ASSETS - 100.00% $ 205,682
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 63 .14%
Fixed Income Funds 31 .17%
International Equity Funds 5 .71%
Other Assets and Liabilities
( 0 .02 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 9,942 $ 7,820 $ 3,928 $ 12,055
Diversified International Fund 29,216 13,368 2,535 48,645
High Income Fund 2,148 2,219 1,041 3,407
International Small Company Fund 4,307 1,682 1,095 6,113
LargeCap S&P 500 Index Fund 57,857 25,913 8,802 95,853
MidCap S&P 400 Index Fund 6,545 10,695 1,324 19,472
Origin Emerging Markets Fund 2,502 3,304 210 5,628
Real Estate Securities Fund 2,525 1,418 329 4,814
SmallCap S&P 600 Index Fund 4,957 2,749 845 9,729
$ 119,999 $ 69,168 $ 20,109 $ 205,716
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 825 $ (54) $ 890 $ (1,725)
Diversified International Fund 414 11 — 8,585
High Income Fund 171 (3) — 84
International Small Company Fund 58 (35) — 1,254
LargeCap S&P 500 Index Fund 1,612 309 2,961 20,576
MidCap S&P 400 Index Fund 203 (22) 664 3,578
Origin Emerging Markets Fund 28 1 — 31
Real Estate Securities Fund 79 (5) 10 1,205
SmallCap S&P 600 Index Fund 109 3 39 2,865
$ 3,499 $ 205 $ 4,564 $ 36,453
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 46 .99%
Diversified International Fund
(a)
1,485,960 $ 24,175
International Small Company Fund
(a)
229,546 3,028
MidCap S&P 400 Index Fund
(a)
376,427 9,806
Origin Emerging Markets Fund
(a)
209,263 2,779
Real Estate Securities Fund
(a)
70,148 2,357
SmallCap S&P 600 Index Fund
(a)
144,277 4,812
$ 46,957
Principal Funds, Inc. Institutional Class - 53 .04%
Bond Market Index Fund
(a)
416,723 4,180
High Income Fund
(a)
131,123 1,226
LargeCap S&P 500 Index Fund
(a)
1,782,437 47,591
$ 52,997
TOTAL INVESTMENT COMPANIES $ 99,954
Total Investments $ 99,954
Other Assets and Liabilities -  (0.03)% (25)
TOTAL NET ASSETS - 100.00% $ 99,929
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 64 .62%
Fixed Income Funds 29 .60%
International Equity Funds 5 .81%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 2,981 $ 2,827 $ 1,089 $ 4,180
Diversified International Fund 13,195 7,937 931 24,175
High Income Fund 898 683 388 1,226
International Small Company Fund 1,960 1,001 498 3,028
LargeCap S&P 500 Index Fund 25,537 15,240 3,081 47,591
MidCap S&P 400 Index Fund 3,393 5,160 535 9,806
Origin Emerging Markets Fund 1,169 1,698 86 2,779
Real Estate Securities Fund 1,109 828 137 2,357
SmallCap S&P 600 Index Fund 2,225 1,599 332 4,812
$ 52,467 $ 36,973 $ 7,077 $ 99,954
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 251 $ (19) $ 271 $ (520)
Diversified International Fund 190 3 — 3,971
High Income Fund 61 (2) — 35
International Small Company Fund 27 (10) — 575
LargeCap S&P 500 Index Fund 731 45 1,340 9,850
MidCap S&P 400 Index Fund 92 (14) 303 1,802
Origin Emerging Markets Fund 13 1 — (3)
Real Estate Securities Fund 36 (4) 4 561
SmallCap S&P 600 Index Fund 50 — 18 1,320
$ 1,451 $ — $ 1,936 $ 17,591
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .05 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 47 .94%
Diversified International Fund
(a)
587,348 $ 9,556
International Small Company Fund
(a)
90,910 1,199
MidCap S&P 400 Index Fund
(a)
151,117 3,937
Origin Emerging Markets Fund
(a)
81,878 1,087
Real Estate Securities Fund
(a)
27,742 932
SmallCap S&P 600 Index Fund
(a)
56,493 1,884
$ 18,595
Principal Funds, Inc. Institutional Class - 52 .11%
Bond Market Index Fund
(a)
126,257 1,266
High Income Fund
(a)
44,669 418
LargeCap S&P 500 Index Fund
(a)
694,010 18,530
$ 20,214
TOTAL INVESTMENT COMPANIES $ 38,809
Total Investments $ 38,809
Other Assets and Liabilities -  (0.05)% (20)
TOTAL NET ASSETS - 100.00% $ 38,789
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 65 .18%
Fixed Income Funds 28 .98%
International Equity Funds 5 .89%
Other Assets and Liabilities
( 0 .05 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 706 $ 1,056 $ 368 $ 1,266
Diversified International Fund 4,578 4,241 659 9,556
High Income Fund 250 306 146 418
International Small Company Fund 664 533 194 1,199
LargeCap S&P 500 Index Fund 8,768 7,757 1,626 18,530
MidCap S&P 400 Index Fund 1,222 2,407 353 3,937
Origin Emerging Markets Fund 431 737 69 1,087
Real Estate Securities Fund 378 427 79 932
SmallCap S&P 600 Index Fund 776 825 185 1,884
$ 17,773 $ 18,289 $ 3,679 $ 38,809
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 60 $ (6) $ 65 $ (122)
Diversified International Fund 66 1 — 1,395
High Income Fund 19 (1) — 9
International Small Company Fund 9 (3) — 199
LargeCap S&P 500 Index Fund 253 12 465 3,619
MidCap S&P 400 Index Fund 32 (6) 105 667
Origin Emerging Markets Fund 5 — — (12)
Real Estate Securities Fund 14 (1) 1 207
SmallCap S&P 600 Index Fund 17 1 6 467
$ 475 $ (3) $ 642 $ 6,429
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .16 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 48 .44%
Diversified International Fund
(a)
153,877 $ 2,504
International Small Company Fund
(a)
23,609 311
MidCap S&P 400 Index Fund
(a)
39,634 1,033
Origin Emerging Markets Fund
(a)
21,037 279
Real Estate Securities Fund
(a)
7,327 246
SmallCap S&P 600 Index Fund
(a)
14,616 487
$ 4,860
Principal Funds, Inc. Institutional Class - 51 .72%
Bond Market Index Fund
(a)
29,817 299
High Income Fund
(a)
10,750 101
LargeCap S&P 500 Index Fund
(a)
179,364 4,789
$ 5,189
TOTAL INVESTMENT COMPANIES $ 10,049
Total Investments $ 10,049
Other Assets and Liabilities -  (0.16)% (16)
TOTAL NET ASSETS - 100.00% $ 10,033
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 65 .33%
Fixed Income Funds 28 .95%
International Equity Funds 5 .88%
Other Assets and Liabilities
( 0 .16 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 90 $ 398 $ 161 $ 299
Diversified International Fund 773 1,921 478 2,504
High Income Fund 31 125 56 101
International Small Company Fund 111 246 85 311
LargeCap S&P 500 Index Fund 1,489 3,362 863 4,789
MidCap S&P 400 Index Fund 204 947 263 1,033
Origin Emerging Markets Fund 75 262 53 279
Real Estate Securities Fund 65 187 53 246
SmallCap S&P 600 Index Fund 133 358 104 487
$ 2,971 $ 7,806 $ 2,116 $ 10,049
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 13 $ (1) $ 15 $ (27)
Diversified International Fund 16 4 — 284
High Income Fund 4 — — 1
International Small Company Fund 2 — — 39
LargeCap S&P 500 Index Fund 60 — 108 801
MidCap S&P 400 Index Fund 8 1 26 144
Origin Emerging Markets Fund 1 — — (5)
Real Estate Securities Fund 4 — — 47
SmallCap S&P 600 Index Fund 4 — 2 100
$ 112 $ 4 $ 151 $ 1,384
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 16 .31%
Diversified International Fund
(a)
396,525 $ 6,451
Diversified Real Asset Fund
(a)
152,477 2,072
International Small Company Fund
(a)
60,780 802
MidCap S&P 400 Index Fund
(a)
99,749 2,599
Origin Emerging Markets Fund
(a)
56,651 752
SmallCap S&P 600 Index Fund
(a)
37,886 1,264
$ 13,940
Principal Funds, Inc. Institutional Class - 83 .72%
Bond Market Index Fund
(a)
3,175,488 31,850
High Income Fund
(a)
678,262 6,342
Inflation Protection Fund
(a)
437,805 4,304
LargeCap S&P 500 Index Fund
(a)
457,798 12,223
Short-Term Income Fund
(a)
1,367,851 16,837
$ 71,556
TOTAL INVESTMENT COMPANIES $ 85,496
Total Investments $ 85,496
Other Assets and Liabilities -  (0.03)% (25)
TOTAL NET ASSETS - 100.00% $ 85,471
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 76 .97%
Domestic Equity Funds 18 .82%
Specialty Funds 2 .42%
International Equity Funds 1 .82%
Other Assets and Liabilities
( 0 .03 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Bond Market Index Fund $ 26,615 $ 16,247 $ 6,317 $ 31,850
Diversified International Fund 3,932 2,247 872 6,451
Diversified Real Asset Fund 1,484 706 502 2,072
High Income Fund 4,611 2,510 955 6,342
Inflation Protection Fund 3,018 1,631 545 4,304
International Small Company Fund 640 278 288 802
LargeCap S&P 500 Index Fund 7,869 4,007 2,337 12,223
MidCap S&P 400 Index Fund 1,281 1,244 487 2,599
Origin Emerging Markets Fund — 849 60 752
Short-Term Income Fund 14,272 6,064 3,208 16,837
SmallCap S&P 600 Index Fund 803 362 329 1,264
$ 64,525 $ 36,145 $ 15,900 $ 85,496
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Bond Market Index Fund $ 2,190 $ (95) $ 2,364 $ (4,600)
Diversified International Fund 53 24 — 1,120
Diversified Real Asset Fund 65 16 — 368
High Income Fund 301 (5) — 181
Inflation Protection Fund 16 1 — 199
International Small Company Fund 7 28 — 144
LargeCap S&P 500 Index Fund 231 48 424 2,636
MidCap S&P 400 Index Fund 29 (1) 95 562
Origin Emerging Markets Fund 3 — — (37)
Short-Term Income Fund 267 (3) 23 (288)
SmallCap S&P 600 Index Fund 16 23 6 405
$ 3,178 $ 36 $ 2,912 $ 690
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 57 .32%
Blue Chip Fund
(a)
344,218 $ 15,232
Core Fixed Income Fund
(a)
17,156,017 171,217
Diversified International Fund
(a)
1,351,829 21,994
Diversified Real Asset Fund
(a)
728,379 9,899
International Small Company Fund
(a)
338,878 4,470
LargeCap Growth Fund I
(a)
571,372 14,261
MidCap Fund
(a),(b)
163,637 7,243
MidCap Value Fund I
(a)
371,525 7,070
Origin Emerging Markets Fund
(a)
421,107 5,592
SmallCap Growth Fund I
(a)
165,869 3,410
SmallCap Value Fund II
(a)
249,625 3,620
$ 264,008
Principal Funds, Inc. Institutional Class - 42 .69%
Equity Income Fund
(a)
325,770 13,585
High Income Fund
(a)
3,641,739 34,050
Inflation Protection Fund
(a)
2,390,912 23,503
LargeCap S&P 500 Index Fund
(a)
366,872 9,795
LargeCap Value Fund III
(a)
658,386 13,872
Overseas Fund
(a)
1,047,501 11,983
Short-Term Income Fund
(a)
7,298,445 89,844
$ 196,632
TOTAL INVESTMENT COMPANIES $ 460,640
Total Investments $ 460,640
Other Assets and Liabilities -  (0.01)% (62)
TOTAL NET ASSETS - 100.00% $ 460,578
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 73 .95%
Domestic Equity Funds 19 .13%
International Equity Funds 4 .78%
Specialty Funds 2 .15%
Other Assets and Liabilities
( 0 .01 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Principal LifeTime Strategic Income Fund
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 18,266 $ 2,834 $ 10,741 $ 15,232
Bond Market Index Fund 24,990 — 25,107 —
Core Fixed Income Fund 158,963 59,596 43,299 171,217
Diversified International Fund 15,665 5,808 3,726 21,994
Diversified Real Asset Fund 7,587 2,357 1,949 9,899
Equity Income Fund 13,343 5,691 9,224 13,585
High Income Fund 31,821 7,595 6,597 34,050
Inflation Protection Fund 20,784 5,429 3,899 23,503
International Small Company Fund 4,302 1,009 1,919 4,470
LargeCap Growth Fund I — 13,456 1,260 14,261
LargeCap S&P 500 Index Fund 16,631 4,858 15,056 9,795
LargeCap Value Fund III — 12,926 1,259 13,872
MidCap Fund 12,579 1,775 10,359 7,243
MidCap Value Fund I — 6,710 861 7,070
Origin Emerging Markets Fund — 6,273 596 5,592
Overseas Fund 9,849 1,932 3,708 11,983
Short-Term Income Fund 94,573 19,035 22,100 89,844
SmallCap Growth Fund I 3,234 755 1,604 3,410
SmallCap Value Fund II 1,735 1,084 389 3,620
$ 434,322 $ 159,123 $ 163,653 $ 460,640
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 100 $ 4,733 $ 514 $ 140
Bond Market Index Fund — 2,241 — (2,124)
Core Fixed Income Fund 4,119 (182) — (3,861)
Diversified International Fund 194 (130) — 4,377
Diversified Real Asset Fund 304 32 — 1,872
Equity Income Fund 171 3,141 — 634
High Income Fund 1,781 (35) — 1,266
Inflation Protection Fund 102 (10) — 1,199
International Small Company Fund 47 151 — 927
LargeCap Growth Fund I 109 3 327 2,062
LargeCap S&P 500 Index Fund 472 5,885 867 (2,523)
LargeCap Value Fund III 116 25 — 2,180
MidCap Fund — 5,069 144 (1,821)
MidCap Value Fund I 39 22 — 1,199
Origin Emerging Markets Fund 33 3 — (88)
Overseas Fund 204 410 — 3,500
Short-Term Income Fund 1,589 (5) 145 (1,659)
SmallCap Growth Fund I 41 479 145 546
SmallCap Value Fund II 17 13 — 1,177
$ 9,438 $ 21,845 $ 2,142 $ 9,003
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1 .90 % Shares Held Value (000's)
Money Market Funds - 1 .90%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
128,251,102 $ 128,251
TOTAL INVESTMENT COMPANIES $ 128,251
COMMON STOCKS - 99 .33 % Shares Held Value (000's)
Entertainment - 1 .48%
Marriott Vacations Worldwide Corp 632,590 $ 99,456
Home Builders - 0 .95%
DR Horton Inc 718,367 64,129
Lodging - 1 .18%
Choice Hotels International Inc 156,220 21,968
Travel + Leisure Co 1,063,752 57,804
$ 79,772
REITs - 95 .72%
Agree Realty Corp 1,193,189 84,788
Alexandria Real Estate Equities Inc 1,146,678 234,083
American Assets Trust Inc 784,785 29,688
American Homes 4 Rent 6,050,093 245,634
American Tower Corp 734,397 207,078
Apartment Income REIT Corp 2,627,475 140,859
Apple Hospitality REIT Inc 3,767,494 59,187
AvalonBay Communities Inc 1,481,868 350,728
Brandywine Realty Trust 1,787,815 23,689
Broadstone Net Lease Inc 3,816,437 101,479
CoreSite Realty Corp 583,943 83,189
Cousins Properties Inc 3,055,913 121,045
CubeSmart 2,189,804 120,461
CyrusOne Inc 439,418 36,041
DiamondRock Hospitality Co
(b)
2,426,101 21,932
Digital Realty Trust Inc 380,577 60,059
Equinix Inc 465,186 389,393
Equity LifeStyle Properties Inc 1,616,254 136,590
Essex Property Trust Inc 888,388 301,990
Extra Space Storage Inc 1,380,882 272,545
First Industrial Realty Trust Inc 2,559,569 149,044
Healthcare Realty Trust Inc 3,132,369 103,556
Healthcare Trust of America Inc 3,889,627 129,875
InvenTrust Properties Corp 1,874,763 44,488
Invitation Homes Inc 8,852,001 365,145
Kilroy Realty Corp 2,061,647 138,914
Medical Properties Trust Inc 5,565,104 118,704
MGM Growth Properties LLC 2,036,079 80,181
Park Hotels & Resorts Inc
(b)
2,172,874 40,263
Prologis Inc 3,256,269 472,029
PS Business Parks Inc 607,317 107,920
Public Storage 420,211 139,586
Regency Centers Corp 1,711,657 120,518
Rexford Industrial Realty Inc 1,887,863 126,864
Sabra Health Care REIT Inc 5,980,377 84,622
Saul Centers Inc 473,731 21,981
Simon Property Group Inc 563,564 82,607
STORE Capital Corp 3,925,432 134,760
Sun Communities Inc 1,403,865 275,129
Terreno Realty Corp 1,640,611 119,978
Ventas Inc 5,040,238 268,997
VICI Properties Inc 4,880,884 143,254
Welltower Inc 1,443,961 116,094
Weyerhaeuser Co 1,457,823 52,073
$ 6,457,040
TOTAL COMMON STOCKS $ 6,700,397
Total Investments $ 6,828,648
Other Assets and Liabilities -  (1.23)% (82,677)
TOTAL NET ASSETS - 100.00% $ 6,745,971
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 95 .72%
Consumer, Cyclical 3 .61%
Money Market Funds 1 .90%
Other Assets and Liabilities
( 1 .23 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Real Estate Securities Fund
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 4 $ 1,087,876 $ 959,629 $ 128,251
$ 4 $ 1,087,876 $ 959,629 $ 128,251
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 0.30%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
15,190,056 $ 15,190
Principal Exchange-Traded Funds - 20.99%
Principal Investment Grade Corporate Active
ETF
(a)
2,566,000 68,307
Principal U.S. Mega-Cap ETF
(a)
13,023,257 557,916
Principal U.S. Small-Cap Multi-Factor ETF
(a)
9,574,700 447,905
$ 1,074,128
Principal Funds, Inc. Class R-6 - 55.30%
Blue Chip Fund
(a)
13,096,771 579,532
Core Fixed Income Fund
(a)
50,165,376 500,651
Diversified International Fund
(a)
9,431,177 153,445
Diversified Real Asset Fund
(a)
19,721,135 268,010
Edge MidCap Fund
(a)
6,384,736 120,033
Global Real Estate Securities Fund
(a)
18,135,860 213,459
High Yield Fund
(a)
15,253,647 111,047
International Small Company Fund
(a)
6,070,522 80,070
LargeCap Growth Fund I
(a)
9,622,635 240,181
Origin Emerging Markets Fund
(a)
25,641,258 340,516
Spectrum Preferred and Capital Securities Income
Fund
(a)
21,355,629 222,739
$ 2,829,683
Principal Funds, Inc. Institutional Class - 23.47%
Equity Income Fund
(a)
10,057,305 419,390
Finisterre Emerging Markets Total Return Bond
Fund
(a)
15,289,705 157,178
Government & High Quality Bond Fund
(a)
12,371,475 127,921
LargeCap Value Fund III
(a)
12,768,218 269,026
Overseas Fund
(a)
4,302,187 49,217
Short-Term Income Fund
(a)
14,493,144 178,411
$ 1,201,143
TOTAL INVESTMENT COMPANIES $ 5,120,144
Total Investments $ 5,120,144
Other Assets and Liabilities -  (0.06)% (2,921)
TOTAL NET ASSETS - 100.00% $ 5,117,223
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 51.47%
Fixed Income Funds 29.70%
International Equity Funds 13.35%
Specialty Funds 5.24%
Money Market Funds 0.30%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Balanced Portfolio
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 414,471 $ 60,845 $ 65,057 $ 579,532
Core Fixed Income Fund 556,054 35,640 79,316 500,651
Diversified International Fund 373,492 11,769 327,287 153,445
Diversified Real Asset Fund 62,729 196,646 18,618 268,010
Edge MidCap Fund 201,039 16,079 149,598 120,033
Equity Income Fund 613,815 14,229 398,686 419,390
Finisterre Emerging Markets Total Return Bond Fund — 160,142 — 157,178
Global Diversified Income Fund 43,480 1,037 48,001 —
Global Real Estate Securities Fund 152,320 13,399 7,981 213,459
Government & High Quality Bond Fund 227,233 5,019 99,948 127,921
High Yield Fund 93,662 18,303 5,320 111,047
Inflation Protection Fund 71,661 807 72,960 —
International Small Company Fund 52,191 25,129 13,298 80,070
LargeCap Growth Fund I — 205,670 — 240,181
LargeCap Value Fund III — 248,689 — 269,026
Origin Emerging Markets Fund 148,996 195,470 5,319 340,516
Overseas Fund — 47,880 — 49,217
Principal Active Global Dividend Income ETF 106,929 — 124,147 —
Principal Government Money Market Fund - Institutional Class 0.00% 22,376 336,336 343,522 15,190
Principal Investment Grade Corporate Active ETF — 67,423 — 68,307
Principal U.S. Mega-Cap ETF 420,004 14,364 30,187 557,916
Principal U.S. Small-Cap Multi-Factor ETF 175,839 144,020 — 447,905
Short-Term Income Fund 301,084 7,824 126,106 178,411
Spectrum Preferred and Capital Securities Income Fund 237,733 17,348 38,769 222,739
$ 4,275,108 $ 1,844,068 $ 1,954,120 $ 5,120,144
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 2,439 $ 7,014 $ 12,467 $ 162,259
Core Fixed Income Fund 11,888 (2,180) — (9,547)
Diversified International Fund 5,067 119,484 — (24,013)
Diversified Real Asset Fund 7,696 944 — 26,309
Edge MidCap Fund 3,034 36,664 8,408 15,849
Equity Income Fund 9,076 188,397 — 1,635
Finisterre Emerging Markets Total Return Bond Fund 1,928 — — (2,964)
Global Diversified Income Fund 855 3,922 — (438)
Global Real Estate Securities Fund 1,331 185 — 55,536
Government & High Quality Bond Fund 2,443 73 — (4,456)
High Yield Fund 5,527 (11) — 4,413
Inflation Protection Fund 352 6,143 — (5,651)
International Small Company Fund 754 1,231 — 14,817
LargeCap Growth Fund I — — — 34,511
LargeCap Value Fund III — — — 20,337
Origin Emerging Markets Fund 1,373 42 — 1,327
Overseas Fund — — — 1,337
Principal Active Global Dividend Income ETF 1,319 26,044 — (8,826)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 942 — — 884
Principal U.S. Mega-Cap ETF 8,170 5,892 — 147,843
Principal U.S. Small-Cap Multi-Factor ETF 4,457 — — 128,046
Short-Term Income Fund 4,276 2,352 456 (6,743)
Spectrum Preferred and Capital Securities Income Fund 10,134 435 — 5,992
$ 83,061 $ 396,631 $ 21,331 $ 558,457
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 0.39%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
7,596,163 $ 7,596
Principal Exchange-Traded Funds - 15.40%
Principal Investment Grade Corporate Active
ETF
(a)
1,612,000 42,911
Principal U.S. Mega-Cap ETF
(a)
3,398,648 145,598
Principal U.S. Small-Cap Multi-Factor ETF
(a)
2,383,700 111,510
$ 300,019
Principal Funds, Inc. Class R-6 - 59.17%
Blue Chip Fund
(a)
3,593,467 159,011
Core Fixed Income Fund
(a)
32,780,001 327,145
Diversified International Fund
(a)
1,720,183 27,987
Diversified Real Asset Fund
(a)
7,524,748 102,261
Edge MidCap Fund
(a)
1,716,097 32,263
Global Real Estate Securities Fund
(a)
8,531,224 100,413
High Yield Fund
(a)
10,301,559 74,995
International Small Company Fund
(a)
1,770,045 23,347
LargeCap Growth Fund I
(a)
2,568,814 64,118
Origin Emerging Markets Fund
(a)
6,620,650 87,922
Spectrum Preferred and Capital Securities Income
Fund
(a)
14,705,297 153,376
$ 1,152,838
Principal Funds, Inc. Institutional Class - 25.09%
Equity Income Fund
(a)
2,506,166 104,507
Finisterre Emerging Markets Total Return Bond
Fund
(a)
10,551,079 108,465
Government & High Quality Bond Fund
(a)
8,646,999 89,410
LargeCap Value Fund III
(a)
2,318,014 48,840
Overseas Fund
(a)
1,215,792 13,909
Short-Term Income Fund
(a)
10,045,546 123,661
$ 488,792
TOTAL INVESTMENT COMPANIES $ 1,949,245
Total Investments $ 1,949,245
Other Assets and Liabilities -  (0.05)% (900)
TOTAL NET ASSETS - 100.00% $ 1,948,345
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 48.66%
Domestic Equity Funds 34.18%
International Equity Funds 11.57%
Specialty Funds 5.25%
Money Market Funds 0.39%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 104,817 $ 21,364 $ 11,081 $ 159,011
Core Fixed Income Fund 329,074 37,287 32,209 327,145
Diversified International Fund 95,398 6,251 97,741 27,987
Diversified Real Asset Fund 25,024 70,407 3,640 102,261
Edge MidCap Fund 49,707 6,919 37,480 32,263
Equity Income Fund 167,222 9,738 123,509 104,507
Finisterre Emerging Markets Total Return Bond Fund — 110,551 — 108,465
Global Diversified Income Fund 29,515 743 32,581 —
Global Real Estate Securities Fund 71,699 6,472 3,766 100,413
Government & High Quality Bond Fund 139,212 8,094 55,050 89,410
High Yield Fund 58,580 16,378 2,729 74,995
Inflation Protection Fund 30,295 312 30,825 —
International Small Company Fund 12,506 7,693 911 23,347
LargeCap Growth Fund I — 54,890 — 64,118
LargeCap Value Fund III — 45,190 201 48,840
Origin Emerging Markets Fund 35,525 54,318 1,820 87,922
Overseas Fund — 13,530 — 13,909
Principal Active Global Dividend Income ETF 28,407 — 32,931 —
Principal Government Money Market Fund - Institutional Class 0.00% 10,474 107,262 110,140 7,596
Principal Investment Grade Corporate Active ETF — 42,356 — 42,911
Principal U.S. Mega-Cap ETF 106,234 4,182 4,208 145,598
Principal U.S. Small-Cap Multi-Factor ETF 43,224 36,571 — 111,510
Short-Term Income Fund 184,064 13,596 71,170 123,661
Spectrum Preferred and Capital Securities Income Fund 138,462 16,614 5,461 153,376
$ 1,659,439 $ 690,718 $ 657,453 $ 1,949,245
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 629 $ 529 $ 3,214 $ 43,382
Core Fixed Income Fund 7,439 (864) — (6,143)
Diversified International Fund 1,301 35,028 — (10,949)
Diversified Real Asset Fund 2,941 163 — 10,307
Edge MidCap Fund 753 10,215 2,086 2,902
Equity Income Fund 2,394 44,710 — 6,346
Finisterre Emerging Markets Total Return Bond Fund 1,329 — — (2,086)
Global Diversified Income Fund 580 893 — 1,430
Global Real Estate Securities Fund 634 108 — 25,900
Government & High Quality Bond Fund 1,566 (476) — (2,370)
High Yield Fund 3,560 (10) — 2,776
Inflation Protection Fund 144 2,890 — (2,672)
International Small Company Fund 187 20 — 4,039
LargeCap Growth Fund I — — — 9,228
LargeCap Value Fund III — — — 3,851
Origin Emerging Markets Fund 328 (21) — (80)
Overseas Fund — — — 379
Principal Active Global Dividend Income ETF 307 6,935 — (2,411)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 592 — — 555
Principal U.S. Mega-Cap ETF 2,106 375 — 39,015
Principal U.S. Small-Cap Multi-Factor ETF 1,108 — — 31,715
Short-Term Income Fund 2,707 1,153 282 (3,982)
Spectrum Preferred and Capital Securities Income Fund 6,485 (12) — 3,773
$ 37,090 $ 101,636 $ 5,582 $ 154,905
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100.05% Shares Held Value (000's)
Money Market Funds - 0.35%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
12,421,426 $ 12,421
Principal Exchange-Traded Funds - 26.61%
Principal Investment Grade Corporate Active
ETF
(a)
586,000 15,598
Principal U.S. Mega-Cap ETF
(a)
12,067,445 516,970
Principal U.S. Small-Cap Multi-Factor ETF
(a)
8,775,800 410,532
$ 943,100
Principal Funds, Inc. Class R-6 - 51.90%
Blue Chip Fund
(a)
12,050,675 533,242
Core Fixed Income Fund
(a)
9,784,293 97,647
Diversified International Fund
(a)
8,480,940 137,985
Diversified Real Asset Fund
(a)
13,442,842 182,688
Edge MidCap Fund
(a)
6,215,578 116,853
Global Real Estate Securities Fund
(a)
10,713,096 126,093
High Yield Fund
(a)
2,375,688 17,295
International Small Company Fund
(a)
5,121,047 67,547
LargeCap Growth Fund I
(a)
8,465,956 211,310
Origin Emerging Markets Fund
(a)
23,166,392 307,650
Spectrum Preferred and Capital Securities Income
Fund
(a)
3,956,437 41,266
$ 1,839,576
Principal Funds, Inc. Institutional Class - 21.19%
Equity Income Fund
(a)
9,571,936 399,150
Finisterre Emerging Markets Total Return Bond
Fund
(a)
3,246,072 33,369
Government & High Quality Bond Fund
(a)
2,210,630 22,858
LargeCap Value Fund III
(a)
10,760,309 226,720
Overseas Fund
(a)
4,425,346 50,626
Short-Term Income Fund
(a)
1,507,955 18,563
$ 751,286
TOTAL INVESTMENT COMPANIES $ 3,546,383
Total Investments $ 3,546,383
Other Assets and Liabilities -  (0.05)% (1,613)
TOTAL NET ASSETS - 100.00% $ 3,544,770
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 68.13%
International Equity Funds 15.58%
Fixed Income Funds 10.84%
Specialty Funds 5.15%
Money Market Funds 0.35%
Other Assets and Liabilities
(0.05)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 362,772 $ 64,881 $ 47,130 $ 533,242
Core Fixed Income Fund 155,836 11,128 65,839 97,647
Diversified International Fund 353,028 12,647 317,469 137,985
Diversified Real Asset Fund 47,588 132,671 16,920 182,688
Edge MidCap Fund 190,070 16,163 139,040 116,853
Equity Income Fund 521,464 12,858 299,420 399,150
Finisterre Emerging Markets Total Return Bond Fund — 33,998 — 33,369
Global Real Estate Securities Fund 82,609 18,641 6,347 126,093
Government & High Quality Bond Fund 64,382 1,142 41,610 22,858
High Yield Fund 28,216 2,790 14,951 17,295
Inflation Protection Fund 48,332 239 48,899 —
International Small Company Fund 47,315 22,874 16,919 67,547
LargeCap Growth Fund I — 180,900 — 211,310
LargeCap Value Fund III — 209,520 — 226,720
Origin Emerging Markets Fund 126,012 188,553 6,345 307,650
Overseas Fund — 49,250 — 50,626
Principal Active Global Dividend Income ETF 96,150 — 111,560 —
Principal Government Money Market Fund - Institutional Class 0.00% 18,862 260,495 266,936 12,421
Principal Investment Grade Corporate Active ETF — 15,396 — 15,598
Principal U.S. Mega-Cap ETF 370,383 14,875 6,601 516,970
Principal U.S. Small-Cap Multi-Factor ETF 158,656 136,364 — 410,532
Short-Term Income Fund 86,525 1,682 68,649 18,563
Spectrum Preferred and Capital Securities Income Fund 70,087 3,171 33,819 41,266
$ 2,828,287 $ 1,390,238 $ 1,508,454 $ 3,546,383
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 2,213 $ 4,386 $ 11,311 $ 148,333
Core Fixed Income Fund 2,773 698 — (4,176)
Diversified International Fund 4,755 108,238 — (18,459)
Diversified Real Asset Fund 5,292 755 — 18,594
Edge MidCap Fund 2,857 31,560 7,920 18,100
Equity Income Fund 8,011 62,176 — 102,072
Finisterre Emerging Markets Total Return Bond Fund 409 — — (629)
Global Real Estate Securities Fund 711 123 — 31,067
Government & High Quality Bond Fund 604 345 — (1,401)
High Yield Fund 1,180 400 — 840
Inflation Protection Fund 238 44 — 284
International Small Company Fund 664 1,588 — 12,689
LargeCap Growth Fund I — — — 30,410
LargeCap Value Fund III — — — 17,200
Origin Emerging Markets Fund 1,152 (14) — (556)
Overseas Fund — — — 1,376
Principal Active Global Dividend Income ETF 1,076 23,519 — (8,109)
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 215 — — 202
Principal U.S. Mega-Cap ETF 7,417 581 — 137,732
Principal U.S. Small-Cap Multi-Factor ETF 4,048 — — 115,512
Short-Term Income Fund 1,017 1,582 127 (2,577)
Spectrum Preferred and Capital Securities Income Fund 2,363 646 — 1,181
$ 46,995 $ 236,627 $ 19,358 $ 599,685
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100.06% Shares Held Value (000's)
Money Market Funds - 0.56%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
17,114,327 $ 17,114
Principal Exchange-Traded Funds - 23.19%
Principal Active High Yield ETF
(a)
8,918,084 186,834
Principal Investment Grade Corporate Active
ETF
(a)
11,330,702 301,623
Principal U.S. Mega-Cap ETF
(a)
3,160,095 135,378
Principal U.S. Small-Cap Multi-Factor ETF
(a)
1,908,000 89,256
$ 713,091
Principal Funds, Inc. Class R-6 - 51.07%
Blue Chip Fund
(a)
4,039,933 178,767
Core Fixed Income Fund
(a)
51,720,288 516,169
Diversified International Fund
(a)
5,053,750 82,225
Diversified Real Asset Fund
(a)
15,904,338 216,140
Global Real Estate Securities Fund
(a)
17,124,167 201,551
High Yield Fund
(a)
5,959,783 43,387
Origin Emerging Markets Fund
(a)
3,049,493 40,497
Small- MidCap Dividend Income Fund
(a)
1,636,821 29,119
Spectrum Preferred and Capital Securities Income
Fund
(a)
25,192,239 262,755
$ 1,570,610
Principal Funds, Inc. Institutional Class - 25.24%
Equity Income Fund
(a)
2,123,306 88,542
Finisterre Emerging Markets Total Return Bond
Fund
(a)
9,075,921 93,301
Government & High Quality Bond Fund
(a)
29,024,997 300,118
LargeCap Value Fund III
(a)
2,542,291 53,566
Short-Term Income Fund
(a)
19,566,489 240,864
$ 776,391
TOTAL INVESTMENT COMPANIES $ 3,077,206
Total Investments $ 3,077,206
Other Assets and Liabilities -  (0.06)% (1,842)
TOTAL NET ASSETS - 100.00% $ 3,075,364
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Fixed Income Funds 65.92%
Domestic Equity Funds 18.68%
International Equity Funds 7.87%
Specialty Funds 7.03%
Money Market Funds 0.56%
Other Assets and Liabilities
(0.06)%
TOTAL NET ASSETS
100.00%

Schedule of Investments
SAM Flexible Income Portfolio
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 100,959 $ 36,738 $ 4,189 $ 178,767
Core Fixed Income Fund 295,254 256,274 29,563 516,169
Diversified International Fund 124,327 15,530 90,607 82,225
Diversified Real Asset Fund — 203,096 — 216,140
Edge MidCap Fund 34,712 2,625 45,316 —
Equity Income Fund 200,273 14,894 185,316 88,542
Finisterre Emerging Markets Total Return Bond Fund — 95,082 — 93,301
Global Real Estate Securities Fund 83,084 85,492 5,193 201,551
Government & High Quality Bond Fund 391,437 27,773 110,325 300,118
High Yield Fund 82,060 7,393 49,590 43,387
Inflation Protection Fund 171,578 7,654 180,382 —
LargeCap Value Fund III — 49,330 — 53,566
Origin Emerging Markets Fund — 43,540 — 40,497
Principal Active High Yield ETF 175,316 — 9,390 186,834
Principal Government Money Market Fund - Institutional Class 0.00% 20,067 86,044 88,997 17,114
Principal Investment Grade Corporate Active ETF 295,315 8,908 — 301,623
Principal U.S. Mega-Cap ETF 93,019 6,794 — 135,378
Principal U.S. Small-Cap Multi-Factor ETF 43,346 15,268 — 89,256
Short-Term Income Fund 349,363 27,225 130,259 240,864
Small- MidCap Dividend Income Fund — 27,954 2,235 29,119
Spectrum Preferred and Capital Securities Income Fund 218,304 45,894 7,329 262,755
$ 2,678,414 $ 1,063,508 $ 938,691 $ 3,077,206
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 599 $ (42) $ 3,062 $ 45,301
Core Fixed Income Fund 9,559 (201) — (5,595)
Diversified International Fund 1,717 16,125 — 16,850
Diversified Real Asset Fund 5,876 — — 13,044
Edge MidCap Fund 512 11,181 1,420 (3,202)
Equity Income Fund 2,617 81,926 — (23,235)
Finisterre Emerging Markets Total Return Bond Fund 1,146 — — (1,781)
Global Real Estate Securities Fund 770 (54) — 38,222
Government & High Quality Bond Fund 4,752 (2,207) — (6,560)
High Yield Fund 3,113 966 — 2,558
Inflation Protection Fund 851 14,456 — (13,306)
LargeCap Value Fund III — — — 4,236
Origin Emerging Markets Fund — — — (3,043)
Principal Active High Yield ETF 7,162 (22) — 20,930
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal Investment Grade Corporate Active ETF 9,942 — 3,414 (2,600)
Principal U.S. Mega-Cap ETF 1,930 — — 35,565
Principal U.S. Small-Cap Multi-Factor ETF 982 — — 30,642
Short-Term Income Fund 5,200 1,414 539 (6,879)
Small- MidCap Dividend Income Fund 102 16 — 3,384
Spectrum Preferred and Capital Securities Income Fund 10,773 (31) — 5,917
$ 67,603 $ 123,527 $ 8,435 $ 150,448
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 100 .06 % Shares Held Value (000's)
Money Market Funds - 0 .34%
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c)
7,802,453 $ 7,802
Principal Exchange-Traded Funds - 25 .11%
Principal U.S. Mega-Cap ETF
(a)
6,647,800 284,793
Principal U.S. Small-Cap Multi-Factor ETF
(a)
6,409,500 299,836
$ 584,629
Principal Funds, Inc. Class R-6 - 52 .14%
Blue Chip Fund
(a)
8,205,851 363,109
Diversified International Fund
(a)
8,278,137 134,685
Diversified Real Asset Fund
(a)
9,041,262 122,870
Edge MidCap Fund
(a)
4,119,637 77,449
Global Real Estate Securities Fund
(a)
1,689,391 19,884
International Small Company Fund
(a)
4,066,294 53,635
LargeCap Growth Fund I
(a)
12,037,350 300,452
Origin Emerging Markets Fund
(a)
10,677,069 141,792
$ 1,213,876
Principal Funds, Inc. Institutional Class - 22 .47%
Equity Income Fund
(a)
6,412,945 267,420
LargeCap Value Fund III
(a)
7,970,514 167,939
Overseas Fund
(a)
7,680,290 87,862
$ 523,221
TOTAL INVESTMENT COMPANIES $ 2,329,528
Total Investments $ 2,329,528
Other Assets and Liabilities -  (0.06)% (1,329)
TOTAL NET ASSETS - 100.00% $ 2,328,199
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) Non-income producing security
(c) Current yield shown is as of period end.
Portfolio Summary  (unaudited)
Fund Type Percent
Domestic Equity Funds 75 .64%
International Equity Funds 13 .01%
Fixed Income Funds 5 .79%
Specialty Funds 5 .28%
Money Market Funds 0 .34%
Other Assets and Liabilities
( 0 .06 ) %
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Blue Chip Fund $ 253,140 $ 27,059 $ 19,466 $ 363,109
Diversified International Fund 335,567 7,734 292,316 134,685
Diversified Real Asset Fund — 115,290 — 122,870
Edge MidCap Fund 141,995 11,079 112,392 77,449
Equity Income Fund 325,401 7,573 167,502 267,420
Global Real Estate Securities Fund 16,734 5,881 8,375 19,884
International Small Company Fund 34,374 21,133 12,563 53,635
LargeCap Growth Fund I 153,958 92,342 6,980 300,452
LargeCap Value Fund III 84,019 56,042 10,308 167,939
Origin Emerging Markets Fund 93,890 48,179 5,582 141,792
Overseas Fund — 85,499 — 87,862
Principal Government Money Market Fund - Institutional Class 0.00% 6,165 112,066 110,429 7,802
Principal U.S. Mega-Cap ETF 208,409 — — 284,793
Principal U.S. Small-Cap Multi-Factor ETF 126,541 86,793 — 299,836
$ 1,780,193 $ 676,670 $ 745,913 $ 2,329,528
Income
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Blue Chip Fund $ 1,482 $ 1,413 $ 7,575 $ 100,963
Diversified International Fund 4,530 73,026 — 10,674
Diversified Real Asset Fund 3,340 — — 7,580
Edge MidCap Fund 2,138 23,694 5,925 13,073
Equity Income Fund 5,123 26,898 — 75,050
Global Real Estate Securities Fund 142 1,379 — 4,265
International Small Company Fund 484 1,134 — 9,557
LargeCap Growth Fund I 2,874 103 8,624 61,029
LargeCap Value Fund III 1,501 92 — 38,094
Origin Emerging Markets Fund 738 204 — 5,101
Overseas Fund — — — 2,363
Principal Government Money Market Fund - Institutional Class 0.00% — — — —
Principal U.S. Mega-Cap ETF 4,060 — — 76,384
Principal U.S. Small-Cap Multi-Factor ETF 2,961 — — 86,502
$ 29,373 $ 127,943 $ 22,124 $ 490,635
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 2 .55 % Shares Held Value (000's)
Money Market Funds - 2 .55%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
1,221,600 $ 1,222
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(c),(d)
106,527,018 106,527
$ 107,749
TOTAL INVESTMENT COMPANIES $ 107,749
BONDS - 96 .29%
Principal
Amount (000's) Value (000's)
Agriculture - 0 .36%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 $ 4,200 $ 4,215
4.35%, 03/15/2024 10,450 11,229
$ 15,444
Airlines - 0 .58%
Alaska Airlines 2020-1 Class A Pass Through
Trust
4.80%, 02/15/2029
(e)
10,345 11,481
American Airlines 2013-2 Class A Pass Through
Trust
4.95%, 07/15/2024 3,584 3,654
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(e)
8,673 9,255
$ 24,390
Automobile Asset Backed Securities - 7 .41%
Americredit Automobile Receivables Trust 2019-1
2.97%, 11/20/2023 937 939
Americredit Automobile Receivables Trust 2019-2
2.28%, 01/18/2024 4,890 4,910
AmeriCredit Automobile Receivables Trust
2020-2
0.60%, 12/18/2023 2,947 2,949
AmeriCredit Automobile Receivables Trust
2020-3
0.42%, 03/18/2024 8,121 8,124
AmeriCredit Automobile Receivables Trust
2021-1
0.28%, 06/18/2024 10,139 10,137
CarMax Auto Owner Trust 2021-2
0.27%, 06/17/2024 8,600 8,600
CPS Auto Receivables Trust 2020-C
0.63%, 03/15/2024
(e)
1,429 1,429
CPS Auto Receivables Trust 2021-A
0.35%, 01/16/2024
(e)
4,642 4,643
0.61%, 02/18/2025
(e)
6,375 6,378
CPS Auto Receivables Trust 2021-B
0.37%, 03/17/2025
(e)
8,631 8,631
CPS Auto Receivables Trust 2021-C
0.33%, 07/15/2024
(e)
2,036 2,036
CPS Auto Trust
0.61%, 10/15/2025
(e),(f)
11,000 11,000
Ford Credit Auto Owner Trust 2017-REV1
2.62%, 08/15/2028
(e)
11,500 11,578
Ford Credit Auto Owner Trust 2018-REV2
3.47%, 01/15/2030
(e)
14,600 15,263
Ford Credit Auto Owner Trust 2019-REV1
3.52%, 07/15/2030
(e)
11,700 12,369
Ford Credit Auto Owner Trust 2020-REV1
2.04%, 08/15/2031
(e)
13,000 13,330
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(e)
11,000 10,864
Ford Credit Auto Owner Trust 2021-REV1
1.37%, 10/17/2033
(e)
10,250 10,220
OneMain Direct Auto Receivables Trust 2018-1
3.43%, 12/16/2024
(e)
1,616 1,618
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(e)
16,750 17,779
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(e)
27,000 26,827
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Santander Drive Auto Receivables Trust 2020-4
0.42%, 09/15/2023 $ 1,961 $ 1,961
Santander Drive Auto Receivables Trust 2021-1
0.29%, 11/15/2023 4,570 4,571
0.32%, 09/16/2024 12,800 12,803
Santander Drive Auto Receivables Trust 2021-2
0.28%, 04/15/2024 15,061 15,066
Toyota Auto Loan Extended Note Trust 2019-1
2.56%, 11/25/2031
(e)
17,000 17,678
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(e)
6,100 6,120
Toyota Auto Loan Extended Note Trust 2021-1
1.07%, 02/27/2034
(e)
15,750 15,564
Westlake Automobile Receivables Trust 2019-2
2.62%, 07/15/2024
(e)
354 355
Westlake Automobile Receivables Trust 2020-2
0.93%, 02/15/2024
(e)
3,532 3,538
Westlake Automobile Receivables Trust 2020-3
0.56%, 05/15/2024
(e)
16,001 16,015
Westlake Automobile Receivables Trust 2021-1
0.39%, 10/15/2024
(e)
14,087 14,086
0.64%, 03/16/2026
(e)
10,500 10,495
World Omni Select Auto Trust 2020-A
0.47%, 06/17/2024 5,369 5,372
$ 313,248
Automobile Manufacturers - 0 .35%
Ford Motor Credit Co LLC
1.40%, 03/28/2022 5,000 5,003
3 Month USD LIBOR + 1.27%
Toyota Motor Credit Corp
2.60%, 01/11/2022 9,600 9,645
$ 14,648
Banks - 16 .98%
Bank of America Corp
0.98%, 09/25/2025
(g)
19,500 19,381
Secured Overnight Financing Rate + 0.91%
1.20%, 10/24/2026
(g)
19,600 19,274
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(g)
19,400 19,250
Secured Overnight Financing Rate + 1.15%
3.00%, 12/20/2023
(g)
10,347 10,618
3 Month USD LIBOR + 0.79%
4.20%, 08/26/2024 24,500 26,507
Bank of Montreal
0.95%, 01/22/2027
(g)
14,700 14,307
Secured Overnight Financing Rate + 0.60%
Bank of New York Mellon Corp/The
1.18%, 10/30/2023 24,500 24,722
3 Month USD LIBOR + 1.05%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 5,220
BNP Paribas SA
3.50%, 03/01/2023
(e)
9,750 10,113
Capital One NA
1.28%, 01/30/2023 14,400 14,440
3 Month USD LIBOR + 1.15%
Citigroup Inc
0.78%, 10/30/2024
(g)
9,600 9,577
Secured Overnight Financing Rate + 0.69%
1.12%, 01/28/2027
(g)
19,600 19,136
Secured Overnight Financing Rate + 0.77%
1.55%, 09/01/2023 10,000 10,102
3 Month USD LIBOR + 1.43%
4.00%, 08/05/2024 10,750 11,567
4.04%, 06/01/2024
(g)
4,750 4,993
3 Month USD LIBOR + 1.02%

Schedule of Investments
Short-Term Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Credit Suisse AG/New York NY
2.10%, 11/12/2021 $ 9,750 $ 9,755
Credit Suisse Group AG
2.59%, 09/11/2025
(e),(g)
5,000 5,141
Secured Overnight Financing Rate + 1.56%
4.21%, 06/12/2024
(e),(g)
17,900 18,795
3 Month USD LIBOR + 1.24%
Deutsche Bank AG/New York NY
0.90%, 05/28/2024 9,200 9,138
Fifth Third Bancorp
4.30%, 01/16/2024 15,700 16,762
First Republic Bank/CA
1.91%, 02/12/2024
(g)
11,000 11,169
Secured Overnight Financing Rate + 0.62%
Goldman Sachs Group Inc/The
0.48%, 01/27/2023 14,700 14,660
0.59%, 11/17/2023 19,250 19,280
Secured Overnight Financing Rate + 0.54%
0.84%, 12/09/2026 14,700 14,694
Secured Overnight Financing Rate + 0.79%
HSBC Holdings PLC
2.63%, 11/07/2025
(g)
9,300 9,616
Secured Overnight Financing Rate + 1.40%
ING Groep NV
3.15%, 03/29/2022 6,800 6,876
JPMorgan Chase & Co
1.02%, 04/25/2023 38,500 38,659
3 Month USD LIBOR + 0.90%
1.04%, 02/04/2027
(g)
9,800 9,520
Secured Overnight Financing Rate + 0.70%
1.05%, 11/19/2026
(g)
19,600 19,125
Secured Overnight Financing Rate + 0.80%
1.35%, 10/24/2023 15,000 15,173
3 Month USD LIBOR + 1.23%
1.51%, 06/01/2024
(g)
14,700 14,882
Secured Overnight Financing Rate + 1.46%
3.88%, 09/10/2024 5,249 5,643
Morgan Stanley
0.53%, 01/25/2024
(g)
13,500 13,472
Secured Overnight Financing Rate + 0.46%
0.75%, 01/20/2023 9,800 9,816
Secured Overnight Financing Rate + 0.70%
1.52%, 10/24/2023 38,600 39,069
3 Month USD LIBOR + 1.40%
1.59%, 05/04/2027
(g)
10,750 10,650
Secured Overnight Financing Rate + 0.88%
4.10%, 05/22/2023 10,200 10,719
NatWest Group PLC
4.27%, 03/22/2025
(g)
9,750 10,441
3 Month USD LIBOR + 1.76%
NatWest Markets PLC
0.80%, 08/12/2024
(e)
7,800 7,724
1.60%, 09/29/2026
(e)
9,250 9,128
Royal Bank of Canada
0.88%, 01/20/2026 14,700 14,339
Societe Generale SA
2.63%, 01/22/2025
(e)
9,700 9,998
Toronto-Dominion Bank/The
0.75%, 01/06/2026
(h)
14,700 14,331
Truist Bank
2.63%, 01/15/2022 14,400 14,441
Truist Financial Corp
1.27%, 03/02/2027
(g)
6,825 6,726
Secured Overnight Financing Rate + 0.61%
2.70%, 01/27/2022 3,832 3,846
UBS AG/London
1.75%, 04/21/2022
(e)
11,750 11,810
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
UBS Group AG
1.01%, 07/30/2024
(e),(g)
$ 7,000 $ 7,008
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.83%
3.49%, 05/23/2023
(e)
11,450 11,630
Wells Fargo & Co
2.16%, 02/11/2026
(g)
9,800 10,028
3 Month USD LIBOR + 0.75%
2.19%, 04/30/2026
(g)
14,600 14,921
Secured Overnight Financing Rate + 2.00%
2.41%, 10/30/2025
(g)
10,000 10,327
Secured Overnight Financing Rate + 1.09%
3.07%, 01/24/2023 19,000 19,111
$ 717,630
Beverages - 0 .57%
Anheuser-Busch InBev Finance Inc
3.65%, 02/01/2026 8,700 9,458
Keurig Dr Pepper Inc
0.75%, 03/15/2024 14,700 14,633
$ 24,091
Biotechnology - 1 .60%
Amgen Inc
2.65%, 05/11/2022 9,600 9,699
Biogen Inc
3.63%, 09/15/2022 8,000 8,220
4.05%, 09/15/2025 1,500 1,641
Gilead Sciences Inc
0.75%, 09/29/2023 48,000 47,899
$ 67,459
Building Materials - 0 .34%
Martin Marietta Materials Inc
4.25%, 07/02/2024 13,455 14,497
Chemicals - 0 .67%
Celanese US Holdings LLC
3.50%, 05/08/2024 9,800 10,348
Westlake Chemical Corp
3.60%, 07/15/2022 9,382 9,509
3.60%, 08/15/2026 7,900 8,635
$ 28,492
Commercial Mortgage Backed Securities - 8 .79%
BX 2021-LBA3 Mortgage Trust
0.78%, 10/15/2036
(e),(f)
14,750 14,713
1.00 x 1 Month USD LIBOR + 0.69%
BX Commercial Mortgage Trust 2021-21M
0.00%, 10/15/2036
(d),(e),(f)
12,000 11,895
1.00 x 1 Month USD LIBOR + 0.73%
BX Commercial Mortgage Trust 2021-SOAR
0.76%, 06/15/2038
(e)
12,200 12,177
1.00 x 1 Month USD LIBOR + 0.67%
BX Commercial Mortgage Trust 2021-VINO
0.74%, 05/15/2038
(e)
8,200 8,175
1.00 x 1 Month USD LIBOR + 0.65%
BX Commercial Mortgage Trust 2021-VOLT
0.79%, 09/15/2036
(e)
20,000 20,006
1.00 x 1 Month USD LIBOR + 0.70%
BX Commercial Mortgage Trust 2021-XL2
0.79%, 10/15/2036
(e)
20,000 19,900
1.00 x 1 Month USD LIBOR + 0.69%
BX Trust
0.00%, 10/15/2026
(d),(e),(f)
12,000 11,904
1.00 x 1 Month USD LIBOR + 0.64%
0.61%, 10/15/2023
(e)
20,000 19,813
1.00 x 1 Month USD LIBOR + 0.51%
Cold Storage Trust 2020-ICE5
0.99%, 11/15/2037
(e)
28,900 28,891
1.00 x 1 Month USD LIBOR + 0.90%

Schedule of Investments
Short-Term Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Freddie Mac Multifamily Structured Pass
Through Certificates
0.22%, 09/25/2026
(f)
$ 11,800 $ 11,804
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.17%
0.44%, 12/25/2025 14,030 13,842
0.52%, 06/25/2025 10,334 10,165
0.52%, 11/25/2026 14,533 14,270
0.53%, 01/25/2025 9,410 9,313
0.57%, 05/25/2026 14,362 14,143
0.81%, 10/25/2026 9,700 9,612
FRESB 2020-SB79 Mortgage Trust
0.80%, 07/25/2040
(i)
15,726 15,530
FRESB 2020-SB81Mortgage Trust
0.72%, 10/25/2040
(i)
6,778 6,652
FRESB 2021-SB82 Mortgage Trust
0.67%, 11/25/2025
(i)
13,283 13,058
FRESB 2021-SB83 Mortgage Trust
0.63%, 01/25/2026
(i)
9,338 9,179
FRESB 2021-SB91 Mortgage Trust
1.20%, 08/25/2041
(i)
10,300 10,302
Ginnie Mae
0.20%, 02/16/2055
(i),(j)
35,907 163
0.22%, 10/16/2054
(i),(j)
24,052 391
0.28%, 02/16/2048
(i),(j)
12,106 128
0.35%, 01/16/2054
(i),(j)
24,643 263
0.35%, 09/16/2055
(i),(j)
9,794 150
0.51%, 01/16/2055
(i),(j)
55,502 673
0.89%, 06/16/2045
(i),(j)
24,194 628
0.92%, 08/16/2042
(i),(j)
10,504 146
1.15%, 02/16/2046
(i),(j)
20,328 560
1.22%, 10/16/2051
(i),(j)
2,064 82
1.26%, 12/16/2036
(i),(j)
5,521 161
GS Mortgage Securities Trust 2017-GS6
1.95%, 05/10/2050 2,575 2,583
MHC Commercial Mortgage Trust 2021-MHC
0.89%, 04/15/2038
(e)
29,200 29,209
1.00 x 1 Month USD LIBOR + 0.80%
MHC Trust 2021-MHC2
0.94%, 05/15/2023
(e)
14,600 14,568
1.00 x 1 Month USD LIBOR + 0.85%
MHP 2021-STOR
0.79%, 07/15/2038
(e)
8,800 8,786
1.00 x 1 Month USD LIBOR + 0.70%
OPG Trust 2021-PORT
0.58%, 10/15/2036
(e)
17,000 16,863
1.00 x 1 Month USD LIBOR + 0.48%
TPGI Trust 2021-DGWD
0.79%, 06/15/2026
(e)
10,725 10,718
1.00 x 1 Month USD LIBOR + 0.70%
$ 371,416
Computers - 1 .92%
Apple Inc
0.70%, 02/08/2026 14,700 14,409
1.13%, 05/11/2025 34,800 34,785
3.25%, 02/23/2026 5,350 5,769
Dell International LLC / EMC Corp
5.45%, 06/15/2023 9,800 10,436
Hewlett Packard Enterprise Co
4.45%, 10/02/2023 14,700 15,636
$ 81,035
Consumer Products - 0 .42%
Avery Dennison Corp
0.85%, 08/15/2024 8,400 8,343
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Reckitt Benckiser Treasury Services PLC
0.69%, 06/24/2022
(e)
$ 9,600 $ 9,633
3 Month USD LIBOR + 0.56%
$ 17,976
Diversified Financial Services - 1 .16%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
1.65%, 10/29/2024 13,700 13,731
2.45%, 10/29/2026 7,100 7,167
Capital One Bank USA NA
2.01%, 01/27/2023
(g)
19,750 19,819
Secured Overnight Financing Rate + 0.62%
Capital One Financial Corp
3.90%, 01/29/2024 7,900 8,388
$ 49,105
Electric - 7 .93%
AES Corp/The
1.38%, 01/15/2026 14,600 14,282
Alabama Power Co
2.45%, 03/30/2022 14,250 14,350
Alliant Energy Finance LLC
1.40%, 03/15/2026
(e)
4,600 4,511
3.75%, 06/15/2023
(e)
19,500 20,347
American Electric Power Co Inc
0.61%, 11/01/2023 14,700 14,704
3 Month USD LIBOR + 0.48%
Black Hills Corp
1.04%, 08/23/2024 9,500 9,477
4.25%, 11/30/2023 27,000 28,699
Dominion Energy Inc
0.65%, 09/15/2023 14,500 14,504
3 Month USD LIBOR + 0.53%
3.07%, 08/15/2024
(i)
9,800 10,285
DTE Energy Co
1.05%, 06/01/2025 4,400 4,345
2.25%, 11/01/2022 9,750 9,907
2.53%, 10/01/2024 10,000 10,417
Duke Energy Corp
0.90%, 09/15/2025 9,750 9,577
Emera US Finance LP
0.83%, 06/15/2024
(e)
8,500 8,397
Entergy Louisiana LLC
0.62%, 11/17/2023 14,700 14,674
0.95%, 10/01/2024 5,500 5,475
Evergy Inc
2.45%, 09/15/2024 9,300 9,630
Exelon Corp
3.50%, 06/01/2022 22,500 22,819
Florida Power & Light Co
0.30%, 05/10/2023 4,600 4,599
Secured Overnight Financing Rate + 0.25%
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 15,342
NextEra Energy Capital Holdings Inc
0.40%, 02/22/2023 9,800 9,800
3 Month USD LIBOR + 0.27%
2.90%, 04/01/2022 14,162 14,308
3.15%, 04/01/2024 5,600 5,885
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 14,227
San Diego Gas & Electric Co
1.91%, 02/01/2022 521 522
Southern California Edison Co
1.85%, 02/01/2022 836 838
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 11,600
Tucson Electric Power Co
3.05%, 03/15/2025 4,400 4,630

Schedule of Investments
Short-Term Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Vistra Operations Co LLC
3.70%, 01/30/2027
(e)
$ 19,500 $ 20,277
Xcel Energy Inc
1.75%, 03/15/2027
(f)
7,000 6,984
$ 335,412
Electronics - 0 .23%
Honeywell International Inc
1.85%, 11/01/2021 9,600 9,600
Environmental Control - 0 .14%
Republic Services Inc
2.50%, 08/15/2024 5,650 5,870
Food - 1 .23%
Mars Inc
0.88%, 07/16/2026
(e)
24,000 23,413
Nestle Holdings Inc
0.38%, 01/15/2024
(e)
29,000 28,752
$ 52,165
Forest Products & Paper - 0 .41%
Georgia-Pacific LLC
1.75%, 09/30/2025
(e)
17,000 17,242
Gas - 0 .34%
NiSource Inc
0.95%, 08/15/2025 14,600 14,316
Healthcare - Services - 1 .35%
Centene Corp
4.25%, 12/15/2027 13,000 13,618
HCA Inc
5.25%, 06/15/2026 25,800 29,256
Humana Inc
0.65%, 08/03/2023 14,250 14,235
$ 57,109
Home Builders - 0 .24%
DR Horton Inc
2.50%, 10/15/2024 9,800 10,198
Home Furnishings - 0 .36%
Panasonic Corp
2.54%, 07/19/2022
(e)
9,800 9,921
2.68%, 07/19/2024
(e)
5,000 5,195
$ 15,116
Insurance - 3 .99%
Athene Global Funding
0.91%, 08/19/2024
(e)
1,000 992
Five Corners Funding Trust
4.42%, 11/15/2023
(e)
26,875 28,837
Guardian Life Global Funding
0.88%, 12/10/2025
(e)
24,500 24,014
1.10%, 06/23/2025
(e)
17,525 17,449
MassMutual Global Funding II
2.75%, 06/22/2024
(e)
13,000 13,594
Metropolitan Life Global Funding I
0.40%, 01/07/2024
(e)
14,700 14,572
3.60%, 01/11/2024
(e)
5,000 5,301
New York Life Global Funding
2.00%, 01/22/2025
(e)
9,800 10,048
2.30%, 06/10/2022
(e)
16,000 16,195
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(e)
24,500 23,860
Prudential Financial Inc
1.50%, 03/10/2026 13,700 13,798
$ 168,660
Internet - 0 .46%
eBay Inc
1.40%, 05/10/2026 19,500 19,347
Lodging - 0 .08%
Hyatt Hotels Corp
1.30%, 10/01/2023 3,400 3,403
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0 .35%
Otis Worldwide Corp
0.58%, 04/05/2023 $ 14,750 $ 14,751
3 Month USD LIBOR + 0.45%
Media - 1 .38%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 14,700 16,347
Discovery Communications LLC
4.90%, 03/11/2026 14,498 16,343
Sky Ltd
3.13%, 11/26/2022
(e)
8,900 9,160
ViacomCBS Inc
4.75%, 05/15/2025 14,850 16,476
$ 58,326
Mining - 0 .37%
Anglo American Capital PLC
5.38%, 04/01/2025
(e)
9,600 10,747
Glencore Funding LLC
1.63%, 09/01/2025
(e)
4,750 4,720
$ 15,467
Mortgage Backed Securities - 3 .45%
Banc of America Funding 2004-1 Trust
5.25%, 02/25/2019 7 7
CHL Mortgage Pass-Through Trust 2003-46
2.23%, 01/19/2034
(i)
135 135
Credit Suisse First Boston Mortgage Securities
Corp
5.00%, 09/25/2019 5 4
GS Mortgage-Backed Securities Corp Trust
2020-PJ3
3.00%, 10/25/2050
(e),(i)
1,628 1,636
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(e),(i)
4,420 4,509
JP Morgan Mortgage Trust 2004-A3
2.10%, 07/25/2034
(i)
302 294
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 141 147
JP Morgan Mortgage Trust 2020-5
3.00%, 12/25/2050
(e),(i)
649 651
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(e),(i)
17,495 17,693
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(e),(i)
3,227 3,320
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(e),(i)
6,245 6,335
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(e),(i)
13,916 14,143
PHH Mortgage Trust Series 2008-CIM1
2.33%, 06/25/2038 508 508
1.00 x 1 Month USD LIBOR + 2.25%
PSMC 2021-3 Trust
2.50%, 08/25/2051
(e),(i)
13,898 14,125
Sequoia Mortgage Trust 2020-1
3.50%, 02/25/2050
(e),(i)
225 225
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(e),(i)
10,888 11,154
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(e),(i)
23,039 23,472
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(e),(i)
23,586 24,023
Wells Fargo Mortgage Backed Securities 2020-1
Trust
3.00%, 12/25/2049
(e),(i)
1,704 1,709

Schedule of Investments
Short-Term Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Wells Fargo Mortgage Backed Securities 2020-2
Trust
3.00%, 12/25/2049
(e),(i)
$ 3,224 $ 3,245
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(e),(i)
1,708 1,715
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(e),(i)
7,091 7,197
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(e),(i)
7,182 7,243
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(e),(i)
2,532 2,572
$ 146,062
Oil & Gas - 2 .05%
BP Capital Markets PLC
3.81%, 02/10/2024 5,000 5,324
Chevron USA Inc
0.69%, 08/12/2025 14,600 14,349
Coterra Energy Inc
4.38%, 06/01/2024
(e)
12,500 13,379
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 10,360
Marathon Petroleum Corp
4.50%, 05/01/2023 9,800 10,294
Phillips 66
0.74%, 02/15/2024 9,750 9,752
3 Month USD LIBOR + 0.62%
3.85%, 04/09/2025 6,850 7,381
Suncor Energy Inc
2.80%, 05/15/2023 7,400 7,622
3.10%, 05/15/2025 7,900 8,337
$ 86,798
Oil & Gas Services - 0 .20%
Schlumberger Holdings Corp
3.75%, 05/01/2024
(e)
7,800 8,271
Other Asset Backed Securities - 9 .77%
Bardot CLO Ltd
1.22%, 10/22/2032
(e)
14,250 14,246
1.00 x 3 Month USD LIBOR + 1.09%
CCG Receivables Trust
2.80%, 09/14/2026
(e)
2,593 2,613
CCG Receivables Trust 2019-2
2.11%, 03/15/2027
(e)
6,416 6,473
CCG Receivables Trust 2020-1
0.54%, 12/14/2027
(e)
10,892 10,907
CCG Receivables Trust 2021-1
0.30%, 06/14/2027
(e)
22,871 22,804
CF Hippolyta LLC
1.53%, 03/15/2061
(e)
20,896 20,689
Dewolf Park CLO Ltd
1.04%, 10/15/2030
(e)
37,000 36,991
1.00 x 3 Month USD LIBOR + 0.92%
GreatAmerica Leasing Receivables Funding LLC
Series 2021-1
0.27%, 06/15/2023
(e)
12,200 12,198
KKR CLO 18 Ltd
1.06%, 07/18/2030
(e)
23,000 22,994
1.00 x 3 Month USD LIBOR + 0.94%
KKR Lending Partners III Clo LLC
1.47%, 10/20/2030
(e)
15,000 14,995
1.00 x 3 Month USD LIBOR + 1.38%
1.64%, 10/20/2030
(e)
13,600 13,598
1.00 x 3 Month USD LIBOR + 1.55%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Lake Shore MM CLO III LLC
0.00%, 10/17/2031
(d),(e),(f)
$ 29,500 $ 29,500
1.00 x 3 Month USD LIBOR + 1.48%
Marathon CLO XIII Ltd
1.44%, 04/15/2032
(e)
19,500 19,495
1.00 x 3 Month USD LIBOR + 1.32%
MMAF Equipment Finance LLC 2020-A
0.74%, 04/09/2024
(e)
5,610 5,618
MMAF Equipment Finance LLC 2020-B
0.38%, 08/14/2023
(e)
10,491 10,496
MVW 2021-1W LLC
1.14%, 01/22/2041
(e)
6,451 6,401
MVW Owner Trust 2016-1
2.25%, 12/20/2033
(e)
1,493 1,505
MVW Owner Trust 2018-1
3.45%, 01/21/2036
(e)
4,264 4,392
Oaktree CLO 2019-4 Ltd
0.00%, 10/20/2032
(d),(e),(f)
30,000 29,993
1.00 x 3 Month USD LIBOR + 1.12%
PFS Financing Corp
0.71%, 04/15/2026
(e)
9,750 9,665
0.93%, 08/15/2024
(e)
9,500 9,541
0.97%, 02/15/2026
(e)
17,650 17,632
2.23%, 10/15/2024
(e)
29,250 29,752
2.86%, 04/15/2024
(e)
9,750 9,864
Trafigura Securitisation Finance PLC 2021-1
1.08%, 01/15/2025
(e)
24,000 23,731
Volvo Financial Equipment LLC Series 2018-1
2.76%, 10/17/2022
(e)
654 654
Volvo Financial Equipment LLC Series 2019-1
3.00%, 03/15/2023
(e)
2,756 2,769
Volvo Financial Equipment LLC Series 2020-1
0.37%, 04/17/2023
(e)
9,755 9,760
Voya 2012-4 Ltd
1.12%, 10/15/2030
(e)
9,750 9,748
1.00 x 3 Month USD LIBOR + 1.00%
VSE 2018-A VOI Mortgage LLC
3.56%, 02/20/2036
(e)
3,903 4,049
$ 413,073
Packaging & Containers - 0 .46%
Graphic Packaging International LLC
0.82%, 04/15/2024
(e)
9,700 9,591
1.51%, 04/15/2026
(e)
9,800 9,667
$ 19,258
Pharmaceuticals - 2 .97%
AbbVie Inc
2.15%, 11/19/2021 19,500 19,517
AstraZeneca PLC
0.70%, 04/08/2026 24,000 23,311
Bayer US Finance II LLC
3.88%, 12/15/2023
(e)
5,800 6,123
Bristol-Myers Squibb Co
0.54%, 11/13/2023 14,700 14,686
Cigna Corp
0.61%, 03/15/2024 7,850 7,800
1.25%, 03/15/2026 14,700 14,534
GlaxoSmithKline Capital PLC
0.53%, 10/01/2023 24,500 24,463
Novartis Capital Corp
1.75%, 02/14/2025 14,700 14,996
$ 125,430
Pipelines - 2 .14%
Buckeye Partners LP
4.15%, 07/01/2023 11,300 11,692
Enterprise Products Operating LLC
3.50%, 02/01/2022 14,600 14,713

Schedule of Investments
Short-Term Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Florida Gas Transmission Co LLC
3.88%, 07/15/2022
(e)
$ 12,550 $ 12,735
Kinder Morgan Inc
1.40%, 01/15/2023 14,500 14,673
3 Month USD LIBOR + 1.28%
ONEOK Partners LP
5.00%, 09/15/2023 13,600 14,443
Southeast Supply Header LLC
4.25%, 06/15/2024
(e)
11,634 12,114
TransCanada PipeLines Ltd
2.33%, 05/15/2067 11,360 9,969
3 Month USD LIBOR + 2.21%
$ 90,339
REITs - 3 .38%
American Tower Corp
2.40%, 03/15/2025 9,600 9,891
American Tower Trust #1
3.07%, 03/15/2048
(e)
24,100 24,132
3.65%, 03/15/2048
(e)
6,300 6,676
Crown Castle International Corp
1.35%, 07/15/2025 8,750 8,714
CubeSmart LP
4.00%, 11/15/2025 3,275 3,550
4.38%, 12/15/2023 13,400 14,271
Omega Healthcare Investors Inc
4.50%, 01/15/2025 7,250 7,841
4.95%, 04/01/2024 4,750 5,121
Public Storage
0.88%, 02/15/2026 14,000 13,722
SBA Tower Trust
1.63%, 05/15/2051
(e)
19,400 19,133
1.88%, 07/15/2050
(e)
6,463 6,549
2.33%, 07/15/2052
(e)
2,800 2,847
2.84%, 01/15/2050
(e)
10,325 10,708
Ventas Realty LP
3.50%, 04/15/2024 9,400 9,950
$ 143,105
Semiconductors - 0 .89%
Microchip Technology Inc
4.33%, 06/01/2023 9,800 10,295
Micron Technology Inc
2.50%, 04/24/2023 11,100 11,406
NXP BV / NXP Funding LLC
4.63%, 06/01/2023
(e)
9,800 10,370
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025
(e)
5,300 5,504
$ 37,575
Software - 0 .80%
Oracle Corp
1.65%, 03/25/2026 19,700 19,763
Roper Technologies Inc
1.00%, 09/15/2025 14,200 13,973
$ 33,736
Student Loan Asset Backed Securities - 7 .06%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(e)
3,959 4,079
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(e)
5,824 5,998
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(e)
9,083 9,257
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(e)
3,876 3,906
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(e)
16,126 15,885
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(e)
4,500 4,447
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
EDvestinU Private Education Loan Issue No 3
LLC
1.80%, 11/25/2045
(e)
$ 11,420 $ 11,307
Keycorp Student Loan Trust 2000-b
0.43%, 07/25/2029 3,259 3,251
1.00 x 3 Month USD LIBOR + 0.31%
KeyCorp Student Loan Trust 2003-A
0.65%, 01/25/2037 6,221 6,221
1.00 x 3 Month USD LIBOR + 0.53%
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(e)
1,004 1,017
Navient Private Education Refi Loan Trust
2019-A
3.42%, 01/15/2043
(e)
2,421 2,471
Navient Private Education Refi Loan Trust
2019-G
2.40%, 10/15/2068
(e)
7,103 7,228
Navient Private Education Refi Loan Trust
2020-A
0.44%, 11/15/2068
(e)
288 288
1.00 x 1 Month USD LIBOR + 0.35%
Navient Private Education Refi Loan Trust
2020-D
1.69%, 05/15/2069
(e)
8,777 8,845
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(e)
5,717 5,710
Navient Private Education Refi Loan Trust
2020-G
1.17%, 09/16/2069
(e)
6,274 6,272
Navient Private Education Refi Loan Trust
2020-H
1.31%, 01/15/2069
(e)
9,918 9,946
Navient Private Education Refi Loan Trust
2021-A
0.84%, 05/15/2069
(e)
7,634 7,581
Navient Private Education Refi Loan Trust
2021-B
0.94%, 07/15/2069
(e)
14,657 14,546
Navient Private Education Refi Loan Trust 2021-c
1.06%, 10/15/2069
(e)
13,594 13,537
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(e)
18,088 17,890
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(e)
7,400 7,330
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(e)
35,015 34,672
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(e)
12,263 12,159
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(e)
16,300 16,291
SLM Private Credit Student Loan Trust 2004-A
0.52%, 06/15/2033 781 775
1.00 x 3 Month USD LIBOR + 0.40%
SLM Private Credit Student Loan Trust 2004-B
0.45%, 03/15/2024 4,875 4,869
1.00 x 3 Month USD LIBOR + 0.33%
SLM Private Credit Student Loan Trust 2006-A
0.41%, 06/15/2039 17,230 16,891
1.00 x 3 Month USD LIBOR + 0.29%
SLM Private Credit Student Loan Trust 2006-B
0.32%, 12/15/2039 10,094 9,894
1.00 x 3 Month USD LIBOR + 0.20%
SMB Private Education Loan Trust 2021-A
0.58%, 01/15/2053
(e)
1,535 1,537
1.00 x 1 Month USD LIBOR + 0.50%
1.07%, 01/15/2053
(e)
12,617 12,310

Schedule of Investments
Short-Term Income Fund
October 31, 2021
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(e)
$ 21,880 $ 21,874
$ 298,284
Telecommunications - 2 .87%
AT&T Inc
1.01%, 02/15/2023 8,525 8,602
3 Month USD LIBOR + 0.89%
1.70%, 03/25/2026 24,400 24,502
Crown Castle Towers LLC
3.66%, 05/15/2045
(e)
4,187 4,361
3.72%, 07/15/2043
(e)
1,263 1,291
NTT Finance Corp
0.37%, 03/03/2023
(e)
4,600 4,594
0.58%, 03/01/2024
(e)
14,600 14,495
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
4.74%, 03/20/2025
(e)
35,924 37,900
5.15%, 03/20/2028
(e)
9,500 10,723
Verizon Communications Inc
0.84%, 03/20/2026 14,700 14,959
Secured Overnight Financing Rate + 0.79%
$ 121,427
Trucking & Leasing - 0 .24%
Penske Truck Leasing Co Lp / PTL Finance Corp
3.45%, 07/01/2024
(e)
9,800 10,362
TOTAL BONDS $ 4,070,133
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 3 .56%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
2.34%, 09/01/2035 $ 24 $ 26
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.25%
7.00%, 12/01/2022 12 11
$ 37
Federal National Mortgage Association (FNMA) - 0 .00%
1.87%, 08/01/2034 23 24
1.00 x 12 Month USD LIBOR + 1.63%
1.88%, 07/01/2034 32 33
1.00 x 12 Month USD LIBOR + 1.63%
1.92%, 10/01/2035 77 77
1.00 x 12 Month USD LIBOR + 1.67%
1.96%, 07/01/2034 8 9
1.00 x 12 Month USD LIBOR + 1.66%
2.02%, 12/01/2032 11 11
1.00 x 12 Month USD LIBOR + 1.64%
2.13%, 01/01/2035 19 19
1.00 x 12 Month USD LIBOR + 1.75%
2.18%, 02/01/2037 41 41
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.09%
2.21%, 02/01/2035 10 10
1.00 x 6 Month USD LIBOR + 2.06%
2.41%, 11/01/2032 4 4
1.00 x US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year + 2.29%
4.82%, 11/01/2035 1 1
1.00 x Cost of funds for the 11th District of
San Francisco + 1.25%
$ 229
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 2 2
8.00%, 05/01/2027 1 1
$ 3
Government National Mortgage Association (GNMA) - 0 .00%
9.00%, 04/20/2025 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury - 2 .86%
0.13%, 01/31/2023 $ 41,700 $ 41,627
0.13%, 10/15/2023 28,750 28,547
1.13%, 02/28/2022 16,000 16,056
1.25%, 08/31/2024 4,500 4,565
2.75%, 07/31/2023 28,800 29,964
$ 120,759
U.S. Treasury Bill - 0 .70%
0.04%, 12/09/2021
(k)
29,500 29,498
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 150,527
Total Investments $ 4,328,409
Other Assets and Liabilities -  (2.40)% (101,278)
TOTAL NET ASSETS - 100.00% $ 4,227,131
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,222 or
0.03% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,960,642 or 46.38% of net assets.
(f) Security purchased on a when-issued basis.
(g) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(h) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,191 or 0.03% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Security is an Interest Only Strip.
(k) Rate shown is the discount rate of the original purchase.
Portfolio Summary  (unaudited)
Sector Percent
Financial 25 .51%
Asset Backed Securities 24 .24%
Mortgage Securities 12 .24%
Consumer, Non-cyclical 8 .50%
Utilities 8 .27%
Communications 4 .71%
Energy 4 .39%
Technology 3 .61%
Government 3 .56%
Money Market Funds 2 .55%
Industrial 1 .76%
Consumer, Cyclical 1 .61%
Basic Materials 1 .45%
Other Assets and Liabilities
( 2 .40 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
Short-Term Income Fund
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 25,115 $ 3,091,050 $ 3,009,638 $ 106,527
$ 25,115 $ 3,091,050 $ 3,009,638 $ 106,527
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; December 2021 Short 1,136 $ 138,308 $ 922
Total $ 922
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 5.17% Shares Held Value (000's)
Money Market Funds - 5.17%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
4,377,176 $ 4,377
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
72,952,536 72,953
$ 77,330
TOTAL INVESTMENT COMPANIES $ 77,330
COMMON STOCKS - 97.45% Shares Held Value (000's)
Aerospace & Defense - 0.67%
AAR Corp
(d)
285,500 $ 10,098
Agriculture - 1.78%
Darling Ingredients Inc
(d)
271,200 22,922
Vital Farms Inc
(d)
229,800 3,773
$ 26,695
Airlines - 0.27%
Sun Country Airlines Holdings Inc
(d)
134,600 4,076
Apparel - 0.48%
Crocs Inc
(d)
44,100 7,120
Automobile Parts & Equipment - 0.80%
Modine Manufacturing Co
(d)
346,600 3,813
Visteon Corp
(d)
72,800 8,239
$ 12,052
Banks - 5.51%
Ameris Bancorp 269,200 14,103
BancFirst Corp 67,400 4,382
Bancorp Inc /The
(d)
357,535 10,923
First Foundation Inc 190,200 5,061
First Interstate BancSystem Inc 243,700 10,131
First Merchants Corp 186,900 7,771
Independent Bank Corp/MI 135,400 3,051
Lakeland Bancorp Inc 164,000 2,949
Umpqua Holdings Corp 407,000 8,323
United Community Banks Inc /GA 452,250 15,756
$ 82,450
Biotechnology - 5.48%
Acceleron Pharma Inc
(d)
47,200 8,221
ADC Therapeutics SA
(d)
94,500 2,740
Allogene Therapeutics Inc
(d)
94,200 1,624
Bluebird Bio Inc
(d)
141,600 3,315
Cellectis SA ADR
(d)
222,000 2,389
Denali Therapeutics Inc
(d)
182,100 8,805
Design Therapeutics Inc
(d)
127,900 2,005
Horizon Therapeutics Plc
(d)
153,900 18,454
Immunocore Holdings PLC ADR
(d)
61,900 2,384
Insmed Inc
(d)
246,900 7,444
Iovance Biotherapeutics Inc
(d)
184,700 4,490
MacroGenics Inc
(d)
193,700 3,783
Magenta Therapeutics Inc
(d)
397,000 2,541
Olink Holding AB ADR
(d),(e)
103,500 3,329
Precision BioSciences Inc
(d)
415,200 3,940
Seagen Inc
(d)
37,300 6,577
$ 82,041
Building Materials - 2.43%
Builders FirstSource Inc
(d)
264,800 15,430
Masonite International Corp
(d)
99,800 11,977
Zurn Water Solutions Corp 246,000 8,925
$ 36,332
Chemicals - 1.94%
Atotech Ltd
(d)
507,200 12,249
Diversey Holdings Ltd
(d)
725,300 12,620
Koppers Holdings Inc
(d)
120,700 4,235
$ 29,104
Commercial Services - 3.67%
ABM Industries Inc 181,300 7,979
AMN Healthcare Services Inc
(d)
136,100 13,433
Coursera Inc
(d)
83,300 2,908
First Advantage Corp
(d)
139,900 2,616
Heidrick & Struggles International Inc 116,500 5,462
Huron Consulting Group Inc
(d)
173,600 8,708
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
ICF International Inc 65,400 $ 6,572
Medifast Inc 36,900 7,242
$ 54,920
Computers - 1.91%
ExlService Holdings Inc
(d)
121,500 14,899
KnowBe4 Inc
(d)
373,389 8,730
Sterling Check Corp
(d)
232,361 4,984
$ 28,613
Consumer Products - 0.50%
Central Garden & Pet Co - A Shares
(d)
161,580 7,465
Cosmetics & Personal Care - 1.82%
Beauty Health Co/The
(d)
75 4,333 20,722
Honest Co Inc /The
(d),(e)
714,500 6,538
$ 27,260
Distribution & Wholesale - 1.95%
Core & Main Inc
(d)
286,052 7,826
ThredUp Inc
(d),(e)
226,594 4,903
Titan Machinery Inc
(d)
169,700 4,823
WESCO International Inc
(d)
89,500 11,596
$ 29,148
Diversified Financial Services - 5.87%
Encore Capital Group Inc
(d)
250,700 13,543
Flywire Corp
(d),(e)
180,800 8,577
Focus Financial Partners Inc
(d)
266,900 16,777
Janus Henderson Group PLC 222,900 10,365
Lazard Ltd 113,400 5,556
Moelis & Co 48,200 3,506
Piper Sandler Cos 91,290 15,035
Stifel Financial Corp 199,800 14,559
$ 87,918
Electric - 1.87%
Brookfield Renewable Corp 382,400 15,835
Portland General Electric Co 246,800 12,170
$ 28,005
Electrical Components & Equipment - 0.93%
EnerSys 136,300 10,909
nLight Inc
(d)
104,964 2,952
$ 13,861
Electronics - 3.75%
Advanced Energy Industries Inc 145,500 13,360
Atkore Inc
(d)
214,100 20,239
Mirion Technologies Inc
(d),(e)
440,400 4,664
Mirion Technologies Inc - Warrants
(d)
179,475 406
SYNNEX Corp 85,500 8,977
Vishay Intertechnology Inc 438,400 8,426
$ 56,072
Energy - Alternate Sources - 0.38%
Array Technologies Inc
(d)
266,600 5,692
Engineering & Construction - 2.54%
Dycom Industries Inc
(d)
172,400 13,692
MYR Group Inc
(d)
84,800 8,662
Southwest Gas Holdings Inc 145,090 10,048
Tutor Perini Corp
(d)
409,406 5,576
$ 37,978
Entertainment - 2.99%
Caesars Entertainment Inc
(d)
146,600 16,047
Golden Entertainment Inc
(d)
293,800 15,269
Vail Resorts Inc 39,000 13,443
$ 44,759
Food - 0.71%
Performance Food Group Co
(d)
233,818 10,576
Hand & Machine Tools - 0.56%
Regal Rexnord Corp 54,848 8,355
Healthcare - Products - 3.12%
Adaptive Biotechnologies Corp
(d)
140,200 4,684
Castle Biosciences Inc
(d)
108,900 6,790
Natera Inc
(d)
155,900 17,861

Schedule of Investments
SmallCap Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Nevro Corp
(d)
78,600 $ 8,940
STAAR Surgical Co
(d)
71,700 8,494
$ 46,769
Healthcare - Services - 3.85%
Accolade Inc
(d)
87,925 3,498
Addus HomeCare Corp
(d)
119,400 11,164
Amedisys Inc
(d)
54,800 9,280
Aveanna Healthcare Holdings Inc
(d)
407,364 3,145
LifeStance Health Group Inc
(d)
579,800 6,946
Syneos Health Inc
(d)
185,300 17,296
Teladoc Health Inc
(d)
42,500 6,358
$ 57,687
Holding Companies - Diversified - 0.02%
Cazoo Group Ltd - Warrants
(d)
95,725 198
Gores Metropoulos II Inc
(d),(e),(f)
7,900 79
$ 277
Home Builders - 1.17%
Taylor Morrison Home Corp
(d)
572,300 17,472
Home Furnishings - 0.33%
Purple Innovation Inc
(d)
255,514 4,931
Insurance - 1.49%
CNO Financial Group Inc 309,900 7,481
Hanover Insurance Group Inc /The 100,700 12,688
Reinsurance Group of America Inc 18,200 2,149
$ 22,318
Internet - 1.78%
Eventbrite Inc
(d)
458,500 9,280
Revolve Group Inc
(d)
231,700 17,387
$ 26,667
Iron & Steel - 0.98%
Cleveland-Cliffs Inc
(d)
607,400 14,644
Leisure Products & Services - 1.14%
Life Time Group Holdings Inc
(d),(e)
760,700 13,191
Lindblad Expeditions Holdings Inc
(d)
257,800 3,854
$ 17,045
Media - 0.57%
World Wrestling Entertainment Inc 140,200 8,565
Metal Fabrication & Hardware - 0.24%
Xometry Inc
(d),(e)
65,920 3,560
Mining - 0.74%
Alcoa Corp 172,990 7,949
Piedmont Lithium Inc
(d)
50,400 3,142
$ 11,091
Miscellaneous Manufacturers - 0.91%
Hillenbrand Inc 299,300 13,606
Office Furnishings - 0.33%
HNI Corp 132,600 4,959
Oil & Gas - 1.23%
PDC Energy Inc 145,900 7,632
Pioneer Natural Resources Co 57,910 10,828
$ 18,460
Oil & Gas Services - 1.26%
Bristow Group Inc
(d)
135,100 4,674
ChampionX Corp
(d)
540,100 14,167
$ 18,841
Packaging & Containers - 0.43%
Graphic Packaging Holding Co 326,800 6,513
Pharmaceuticals - 1.27%
Collegium Pharmaceutical Inc
(d)
307,500 6,036
Dexcom Inc
(d)
14,100 8,787
PMV Pharmaceuticals Inc
(d)
175,700 4,150
$ 18,973
REITs - 5.53%
Agree Realty Corp 227,600 16,173
Cousins Properties Inc 371,301 14,707
First Industrial Realty Trust Inc 269,340 15,684
Ladder Capital Corp 552,100 6,625
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Pebblebrook Hotel Trust 621,236 $ 13,953
Rexford Industrial Realty Inc 231,900 15,584
$ 82,726
Retail - 5.86%
BJ's Wholesale Club Holdings Inc
(d)
211,351 12,351
Bloomin ' Brands Inc
(d)
338,100 7,310
Brinker International Inc
(d)
147,700 6,197
Caleres Inc 634,100 14,622
Cazoo Group Ltd
(d),(e)
382,900 3,561
Petco Health & Wellness Co Inc
(d),(e)
314,773 7,784
Portillo's Inc
(d)
252,100 9,580
Rush Enterprises Inc - Class A 209,600 10,916
Sally Beauty Holdings Inc
(d)
435,100 6,640
Vroom Inc
(d)
250,600 4,794
World Fuel Services Corp 127,500 3,893
$ 87,648
Savings & Loans - 1.79%
Meridian Bancorp Inc 104,500 2,424
Provident Financial Services Inc 296,800 7,349
Sterling Bancorp/DE 668,800 17,021
$ 26,794
Semiconductors - 3.69%
Allegro MicroSystems Inc
(d)
462,800 15,439
Entegris Inc 116,140 16,350
SiTime Corp
(d)
88,500 23,443
$ 55,232
Software - 9.51%
Aspen Technology Inc
(d)
59,800 9,370
AvidXchange Holdings Inc
(d)
130,200 2,894
Bentley Systems Inc 69,240 4,096
BigCommerce Holdings Inc
(d)
44,900 2,075
Clear Secure Inc
(d),(e)
81,363 3,636
Concentrix Corp 83,300 14,801
DigitalOcean Holdings Inc
(d)
191,700 18,708
DoubleVerify Holdings Inc
(d),(e)
113,047 4,469
Doximity Inc
(d),(e)
69,288 4,814
Duck Creek Technologies Inc
(d)
48,300 1,521
Enfusion Inc
(d)
159,600 3,293
Freshworks Inc
(d)
76,000 3,819
Jamf Holding Corp
(d)
135,000 6,433
Manhattan Associates Inc
(d)
109,300 19,842
Olo Inc
(d)
36,700 999
Paymentus Holdings Inc
(d),(e)
198,600 5,084
Privia Health Group Inc
(d)
299,500 7,697
SentinelOne Inc
(d)
66,300 4,402
Signify Health Inc
(d),(e)
169,800 2,729
Sophia Genetics SA
(d),(e)
128,800 1,828
Sprout Social Inc
(d)
156,000 19,918
$ 142,428
Telecommunications - 0.22%
Switch Inc 128,600 3,251
Transportation - 1.18%
Atlas Air Worldwide Holdings Inc
(d)
77,900 6,319
Hub Group Inc
(d)
145,300 11,416
$ 17,735
TOTAL COMMON STOCKS $ 1,458,782
Total Investments $ 1,536,112
Other Assets and Liabilities -  (2.62)% (39,170)
TOTAL NET ASSETS - 100.00% $ 1,496,942

Schedule of Investments
SmallCap Fund
October 31, 2021
See accompanying notes.

(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $36,477 or 2.44% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $35,899 or 2.40% of net assets.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 21.49%
Financial 20.19%
Consumer, Cyclical 15.32%
Technology 15.11%
Industrial 13.64%
Money Market Funds 5.17%
Basic Materials 3.66%
Energy 2.87%
Communications 2.57%
Utilities 1.87%
Diversified 0.73%
Other Assets and Liabilities
(2.62)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 29,913 $ 798,928 $ 755,888 $ 72,953
$ 29,913 $ 798,928 $ 755,888 $ 72,953
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Gores Metropoulos II Inc 05/25/2021-07/26/2021 $ 78 $ 79 0.00%
Total $ 79 0.00%
Amounts in thousands.

Schedule of Investments
SmallCap Growth Fund I
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 5 .23 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares Russell 2000 Growth ETF
(a)
26,100 $ 8,024
Money Market Funds - 4 .98%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(b),(c)
7,257,326 $ 7,257
Principal Government Money Market Fund -
Institutional Class 0.00%
(b),(c),(d),(e)
156,078,452 156,078
$ 163,335
TOTAL INVESTMENT COMPANIES $ 171,359
COMMON STOCKS - 96 .17 % Shares Held Value (000's)
Advertising - 0 .00%
Clear Channel Outdoor Holdings Inc
(e)
6,722 19
National CineMedia Inc 799 3
Quotient Technology Inc
(e)
21,233 137
Stagwell Inc
(e)
1,072 9
$ 168
Aerospace & Defense - 0 .22%
Aerojet Rocketdyne Holdings Inc 14,240 627
AeroVironment Inc
(e)
5,377 479
Kratos Defense & Security Solutions Inc
(e)
286,877 6,136
$ 7,242
Agriculture - 0 .15%
22nd Century Group Inc
(a),(e)
38,467 106
Andersons Inc/The 3,141 107
AppHarvest Inc
(a),(e)
16,666 100
Cadiz Inc
(a),(e)
204 1
Greenlane Holdings Inc
(e)
2,827 5
Limoneira Co 936 15
Turning Point Brands Inc 3,487 133
Vector Group Ltd 4,987 66
Vital Farms Inc
(e)
264,172 4,338
$ 4,871
Airlines - 0 .15%
Allegiant Travel Co
(e)
3,672 644
Frontier Group Holdings Inc
(e)
8,564 134
Sun Country Airlines Holdings Inc
(e)
141,680 4,290
$ 5,068
Apparel - 0 .16%
Crocs Inc
(e)
14,745 2,381
Kontoor Brands Inc 12,394 657
Oxford Industries Inc 272 25
PLBY Group Inc
(a),(e)
5,635 158
Rocky Brands Inc 57 3
Steven Madden Ltd 19,596 884
Superior Group of Cos Inc 507 13
Torrid Holdings Inc
(a),(e)
793 12
Urban Outfitters Inc
(e)
11,542 369
Wolverine World Wide Inc 19,428 644
$ 5,146
Automobile Manufacturers - 0 .21%
Arcimoto Inc
(a),(e)
6,737 79
Blue Bird Corp
(e)
1,764 34
Canoo Inc
(a),(e)
11,567 93
Fisker Inc
(a),(e)
369,740 5,934
Hyliion Holdings Corp
(a),(e)
5,144 42
Lordstown Motors Corp
(a),(e)
2,319 12
Nikola Corp
(a),(e)
53,737 634
REV Group Inc 900 13
Wabash National Corp 753 12
Workhorse Group Inc
(a),(e)
2,516 17
XL Fleet Corp
(a),(e)
862 5
$ 6,875
Automobile Parts & Equipment - 0 .93%
Adient PLC
(e)
2,991 124
American Axle & Manufacturing Holdings Inc
(e)
13,804 125
Commercial Vehicle Group Inc
(e)
2,598 26
Dana Inc 18,650 414
Dorman Products Inc
(e)
6,396 668
Douglas Dynamics Inc 5,404 229
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Fox Factory Holding Corp
(e)
124,179 $ 19,987
Gentherm Inc
(e)
7,950 585
Meritor Inc
(e)
13,627 332
Miller Industries Inc/TN 88 3
Modine Manufacturing Co
(e)
1,119 12
Romeo Power Inc
(a),(e)
23,706 103
Shyft Group Inc/The 8,275 341
Tenneco Inc
(e)
14,767 196
Titan International Inc
(e)
1,711 12
Velodyne Lidar Inc
(a),(e)
18,052 110
Visteon Corp
(e)
59,566 6,742
XPEL Inc
(e)
4,296 326
$ 30,335
Banks - 3 .14%
Blue Foundry Bancorp
(e)
347 5
Bridgewater Bancshares Inc
(e)
1,072 19
Cadence Bank 7,266 211
Coastal Financial Corp/WA
(e)
1,480 56
CrossFirst Bankshares Inc
(e)
5,632 80
Customers Bancorp Inc
(e)
65,767 3,505
Eastern Bankshares Inc 524,128 10,886
FB Financial Corp 605 27
First Financial Bankshares Inc 403,521 20,467
Five Star Bancorp 393 11
Glacier Bancorp Inc 3,080 170
Great Western Bancorp Inc 777 27
Kearny Financial Corp/MD 5,323 72
Lakeland Financial Corp 356 26
Live Oak Bancshares Inc 312,804 27,895
Luther Burbank Corp 109 2
Meta Financial Group Inc 2,254 125
Metrocity Bankshares Inc 1,074 25
Metropolitan Bank Holding Corp
(e)
102 9
Origin Bancorp Inc 825 37
Prosperity Bancshares Inc 286,618 21,585
RBB Bancorp 271 7
ServisFirst Bancshares Inc 9,940 798
Silvergate Capital Corp
(e)
39,956 6,258
Southern First Bancshares Inc
(e)
528 29
SouthState Corp 46,066 3,597
Stock Yards Bancorp Inc 1,044 64
Texas Capital Bancshares Inc
(e)
4,574 277
Triumph Bancorp Inc
(e)
53,915 6,324
Veritex Holdings Inc 1,659 68
Walker & Dunlop Inc 744 97
West BanCorp Inc 691 22
$ 102,781
Beverages - 0 .12%
Celsius Holdings Inc
(e)
12,886 1,244
Coca-Cola Consolidated Inc 1,131 454
Duckhorn Portfolio Inc/The
(e)
3,330 64
MGP Ingredients Inc 2,842 182
National Beverage Corp 5,618 317
NewAge Inc
(e)
16,486 24
Zevia PBC
(e)
157,954 1,768
$ 4,053
Biotechnology - 9 .63%
4D Molecular Therapeutics Inc
(a),(e)
523 13
9 Meters Biopharma Inc
(e)
52,780 67
Abcam PLC ADR
(e)
221,844 5,102
Absci Corp
(a),(e)
1,939 28
ACADIA Pharmaceuticals Inc
(e)
136,436 2,449
Acceleron Pharma Inc
(e)
57,545 10,023
Acumen Pharmaceuticals Inc
(e)
1,342 19
Adagio Therapeutics Inc
(a),(e)
2,944 86
ADC Therapeutics SA
(e)
180,003 5,218
Aerovate Therapeutics Inc
(e)
1,410 22
Affimed NV
(e)
27,726 189
Agenus Inc
(e)
49,332 189

Schedule of Investments
SmallCap Growth Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Akero Therapeutics Inc
(e)
4,773 $ 103
Akoya Biosciences Inc
(e)
1,674 22
Albireo Pharma Inc
(e)
3,270 96
Alder Biopharmaceuticals Inc
(a),(e),(f)
9,847 1
Aldeyra Therapeutics Inc
(e)
11,930 109
Aligos Therapeutics Inc
(e)
5,051 80
Allakos Inc
(e)
81,991 8,247
Allogene Therapeutics Inc
(e)
6,553 113
Allovir Inc
(e)
7,051 169
Alpha Teknova Inc
(e)
975 22
Alpine Immune Sciences Inc
(e)
2,544 32
ALX Oncology Holdings Inc
(e)
4,242 238
Amicus Therapeutics Inc
(e)
62,792 659
Anavex Life Sciences Corp
(e)
15,251 286
Angion Biomedica Corp
(e)
5,206 22
Annexon Inc
(e)
208,937 3,408
Apellis Pharmaceuticals Inc
(e)
15,515 477
Applied Molecular Transport Inc
(e)
6,051 136
Applied Therapeutics Inc
(e)
140,314 2,059
Arbutus Biopharma Corp
(e)
1,378 6
Arcutis Biotherapeutics Inc
(e)
596 13
Ardelyx Inc
(e)
14,281 17
Arena Pharmaceuticals Inc
(e)
37,052 2,126
Arrowhead Pharmaceuticals Inc
(e)
24,210 1,545
Ascendis Pharma A/S ADR
(e)
87,235 13,227
Atara Biotherapeutics Inc
(e)
1,524 24
Atea Pharmaceuticals Inc
(e)
42,275 492
Athersys Inc
(a),(e)
42,885 50
Atossa Therapeutics Inc
(e)
1,417 4
Avalo Therapeutics Inc
(e)
10,945 26
Avid Bioservices Inc
(e)
13,591 417
Avidity Biosciences Inc
(e)
1,555 35
Axsome Therapeutics Inc
(e)
6,643 256
Beam Therapeutics Inc
(e)
11,909 1,057
Berkeley Lights Inc
(e)
11,599 270
BioAtla Inc
(e)
3,714 109
BioCryst Pharmaceuticals Inc
(e)
4,469 67
Biodesix Inc
(e)
2,689 20
Biohaven Pharmaceutical Holding Co Ltd
(e)
237,859 33,852
Biomea Fusion Inc
(a),(e)
1,891 20
Blueprint Medicines Corp
(e)
251,774 28,322
Bridgebio Pharma Inc
(a),(e)
17,249 852
Brooklyn ImmunoTherapeutics Inc
(e)
6,200 53
C4 Therapeutics Inc
(e)
9,231 410
Caribou Biosciences Inc
(e)
2,673 59
Cassava Sciences Inc
(a),(e)
9,145 394
Celldex Therapeutics Inc
(e)
8,637 367
CEL-SCI Corp
(a),(e)
7,963 89
Century Therapeutics Inc
(e)
1,650 37
Cerevel Therapeutics Holdings Inc
(e)
9,578 389
Certara Inc
(e)
286,431 11,832
ChemoCentryx Inc
(e)
728 25
ChromaDex Corp
(e)
11,512 71
Clene Inc
(a),(e)
3,361 18
Codex DNA Inc
(e)
1,087 10
Codiak Biosciences Inc
(e)
3,870 56
Cogent Biosciences Inc
(a),(e)
2,444 21
Cortexyme Inc
(a),(e)
4,773 63
Crinetics Pharmaceuticals Inc
(e)
7,706 192
Cue Biopharma Inc
(e)
7,326 89
Cullinan Oncology Inc
(e)
404 9
Curis Inc
(e)
490,339 3,187
Cyteir Therapeutics Inc
(a),(e)
1,171 21
Cytek Biosciences Inc
(e)
3,141 72
CytomX Therapeutics Inc
(e)
13,571 80
Day One Biopharmaceuticals Inc
(a),(e)
1,540 38
Deciphera Pharmaceuticals Inc
(e)
8,109 271
Denali Therapeutics Inc
(e)
21,730 1,051
Design Therapeutics Inc
(e)
1,719 27
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Dicerna Pharmaceuticals Inc
(e)
16,627 $ 346
Dynavax Technologies Corp
(e)
25,749 514
Edgewise Therapeutics Inc
(a),(e)
3,044 50
Editas Medicine Inc
(e)
16,337 600
Eliem Therapeutics Inc
(e)
990 17
Epizyme Inc
(e)
22,059 93
Erasca Inc
(a),(e)
188,201 3,723
Esperion Therapeutics Inc
(a),(e)
6,462 58
Evelo Biosciences Inc
(a),(e)
7,471 66
Evolus Inc
(e)
7,934 62
Exagen Inc
(e)
823 10
Fate Therapeutics Inc
(e)
19,386 1,043
FibroGen Inc
(e)
18,800 209
Finch Therapeutics Group Inc
(e)
153 2
Forte Biosciences Inc
(e)
2,265 6
Gemini Therapeutics Inc
(e)
560 2
Generation Bio Co
(e)
9,821 206
Global Blood Therapeutics Inc
(e)
14,298 522
Gossamer Bio Inc
(e)
383,879 4,768
Graphite Bio Inc
(e)
2,268 29
Greenwich Lifesciences Inc
(a),(e)
927 33
GT Biopharma Inc
(e)
4,248 27
Halozyme Therapeutics Inc
(e)
33,656 1,281
Harvard Bioscience Inc
(e)
8,230 62
Humanigen Inc
(a),(e)
11,025 79
Icosavax Inc
(e)
1,867 49
IGM Biosciences Inc
(e)
1,934 91
Ikena Oncology Inc
(e)
165 2
Imago Biosciences Inc
(e)
143,389 3,817
ImmunityBio Inc
(e)
1,642 13
ImmunoGen Inc
(e)
26,014 157
Immunovant Inc
(e)
5,948 48
Impel Neuropharma Inc
(a),(e)
681 7
Infinity Pharmaceuticals Inc
(e)
19,455 49
Inhibrx Inc
(e)
6,674 268
Innoviva Inc
(e)
1,202 21
Insmed Inc
(e)
277,162 8,357
Instil Bio Inc
(e)
261,444 5,325
Intercept Pharmaceuticals Inc
(a),(e)
6,898 116
Intra-Cellular Therapies Inc
(e)
16,882 727
iTeos Therapeutics Inc
(e)
166,808 4,462
IVERIC bio Inc
(e)
5,018 89
Janux Therapeutics Inc
(a),(e)
1,849 45
Kadmon Holdings Inc
(e)
41,391 391
Kaleido Biosciences Inc
(e)
4,016 17
Karuna Therapeutics Inc
(e)
56,265 7,898
Karyopharm Therapeutics Inc
(e)
17,697 97
KemPharm Inc
(a),(e)
3,041 29
Keros Therapeutics Inc
(e)
3,845 160
Kiniksa Pharmaceuticals Ltd
(e)
3,065 32
Kinnate Biopharma Inc
(e)
276 7
Kodiak Sciences Inc
(e)
8,006 937
Kronos Bio Inc
(e)
1,023 17
Krystal Biotech Inc
(e)
1,594 80
Kymera Therapeutics Inc
(e)
8,211 483
Legend Biotech Corp ADR
(e)
108,843 5,714
Lexicon Pharmaceuticals Inc
(e)
5,978 32
Ligand Pharmaceuticals Inc
(e)
450 66
MacroGenics Inc
(e)
13,334 260
Magenta Therapeutics Inc
(e)
6,102 39
MaxCyte Inc
(e)
2,187 25
MEI Pharma Inc
(e)
26,136 74
MeiraGTx Holdings plc
(e)
325 7
Mersana Therapeutics Inc
(e)
11,902 102
Mind Medicine MindMed Inc
(e)
83,144 210
Molecular Templates Inc
(e)
9,092 47
Monte Rosa Therapeutics Inc
(a),(e)
1,616 38
NeoGenomics Inc
(e)
665,940 30,633
NGM Biopharmaceuticals Inc
(e)
644 12

Schedule of Investments
SmallCap Growth Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Nurix Therapeutics Inc
(e)
6,822 $ 228
Nuvalent Inc
(a),(e)
1,498 37
Nuvation Bio Inc
(e)
13,422 123
Olema Pharmaceuticals Inc
(e)
2,800 76
Omega Therapeutics Inc
(e)
1,037 30
Omeros Corp
(a),(e)
14,407 90
Oncocyte Corp
(e)
10,676 35
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
9,116 100
Oyster Point Pharma Inc
(a),(e)
125 1
Pacific Biosciences of California Inc
(e)
21,227 562
Phathom Pharmaceuticals Inc
(a),(e)
4,845 114
Pliant Therapeutics Inc
(e)
5,431 87
Portage Biotech Inc
(e)
96 2
Praxis Precision Medicines Inc
(e)
210,851 4,385
Precigen Inc
(e)
20,324 98
Precision BioSciences Inc
(e)
11,697 111
Prelude Therapeutics Inc
(a),(e)
2,671 47
Prothena Corp PLC
(e)
6,450 357
PTC Therapeutics Inc
(e)
16,592 629
Puma Biotechnology Inc
(e)
7,859 40
Radius Health Inc
(e)
11,188 242
Rain Therapeutics Inc
(a),(e)
1,152 18
Rallybio Corp
(a),(e)
1,009 18
RAPT Therapeutics Inc
(e)
5,096 161
Recursion Pharmaceuticals Inc
(a),(e)
253,210 4,849
REGENXBIO Inc
(e)
4,928 175
Relay Therapeutics Inc
(e)
194,087 6,453
Replimune Group Inc
(e)
245,669 7,250
REVOLUTION Medicines Inc
(e)
2,071 61
Rigel Pharmaceuticals Inc
(e)
40,804 137
Rocket Pharmaceuticals Inc
(e)
9,767 290
Rubius Therapeutics Inc
(e)
11,083 158
Sana Biotechnology Inc
(e)
19,509 405
Sangamo Therapeutics Inc
(e)
25,410 206
Scholar Rock Holding Corp
(e)
5,584 147
Seelos Therapeutics Inc
(a),(e)
23,552 51
Seer Inc
(e)
3,834 142
Selecta Biosciences Inc
(e)
1,561 6
Sesen Bio Inc
(e)
47,554 58
Shattuck Labs Inc
(e)
5,371 104
Sigilon Therapeutics Inc
(e)
250 1
Singular Genomics Systems Inc
(e)
1,654 23
Sorrento Therapeutics Inc
(a),(e)
59,969 411
SpringWorks Therapeutics Inc
(e)
6,980 468
Stoke Therapeutics Inc
(e)
4,698 107
Sutro Biopharma Inc
(e)
607 12
Syndax Pharmaceuticals Inc
(e)
2,711 53
Talaris Therapeutics Inc
(e)
1,382 23
Tarsus Pharmaceuticals Inc
(e)
1,545 43
Taysha Gene Therapies Inc
(e)
4,542 71
Tenaya Therapeutics Inc
(e)
1,944 50
Terns Pharmaceuticals Inc
(e)
2,206 21
TG Therapeutics Inc
(e)
30,612 956
Theravance Biopharma Inc
(e)
13,131 102
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 —
TransMedics Group Inc
(e)
69,671 1,911
Travere Therapeutics Inc
(e)
844 24
Trillium Therapeutics Inc
(e)
3,615 65
Turning Point Therapeutics Inc
(e)
90,003 3,743
Twist Bioscience Corp
(e)
110,518 13,129
Ultragenyx Pharmaceutical Inc
(e)
112,620 9,452
United Therapeutics Corp
(e)
40,814 7,786
UroGen Pharma Ltd
(a),(e)
3,501 60
Vaxart Inc
(a),(e)
25,934 174
VBI Vaccines Inc
(a),(e)
39,321 114
Vera Therapeutics Inc
(e)
991 19
Verastem Inc
(e)
42,419 110
Vericel Corp
(e)
11,109 511
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Veru Inc
(e)
11,126 $ 91
Verve Therapeutics Inc
(a),(e)
2,204 102
Vincerx Pharma Inc
(e)
3,123 44
Vir Biotechnology Inc
(e)
191,172 7,213
Viracta Therapeutics Inc
(a),(e)
1,628 10
VistaGen Therapeutics Inc
(e)
39,446 90
Vor BioPharma Inc
(a),(e)
177 3
WaVe Life Sciences Ltd
(e)
9,087 42
Werewolf Therapeutics Inc
(e)
1,070 17
Xencor Inc
(e)
13,507 534
XOMA Corp
(e)
79 2
Y-mAbs Therapeutics Inc
(e)
178,157 4,375
Zentalis Pharmaceuticals Inc
(e)
116,410 9,364
ZIOPHARM Oncology Inc
(e)
51,889 78
$ 315,767
Building Materials - 2 .26%
AAON Inc 10,023 718
AZEK Co Inc/The
(e)
661,039 24,254
Boise Cascade Co 2,092 118
Cornerstone Building Brands Inc
(e)
13,083 187
Forterra Inc
(e)
6,960 166
Gibraltar Industries Inc
(e)
2,258 147
Hayward Holdings Inc
(e)
674,567 15,643
JELD-WEN Holding Inc
(e)
7,991 219
Masonite International Corp
(e)
40,168 4,821
Patrick Industries Inc 5,435 423
PGT Innovations Inc
(e)
6,533 139
Simpson Manufacturing Co Inc 152,222 16,150
SPX Corp
(e)
8,722 507
Trex Co Inc
(e)
71,597 7,618
UFP Industries Inc 13,006 1,064
Zurn Water Solutions Corp 55,772 2,023
$ 74,197
Chemicals - 1 .36%
American Vanguard Corp 1,529 24
Amyris Inc
(e)
4,571 68
Balchem Corp 7,708 1,180
Cabot Corp 13,408 715
Codexis Inc
(e)
14,381 500
Danimer Scientific Inc
(e)
15,702 232
Element Solutions Inc 443,390 10,069
Ferro Corp
(e)
16,311 343
Hawkins Inc 3,146 115
HB Fuller Co 194,697 13,728
Ingevity Corp
(e)
9,499 740
Innospec Inc 1,826 165
Kronos Worldwide Inc 558 7
Marrone Bio Innovations Inc
(e)
22,064 19
Orion Engineered Carbons SA 14,480 272
Quaker Chemical Corp 59,654 14,666
Rogers Corp
(e)
3,936 792
Sensient Technologies Corp 5,231 500
Stepan Co 502 60
Trinseo PLC 9,302 522
Zymergen Inc
(a),(e)
725 8
$ 44,725
Coal - 0 .00%
Arch Resources Inc 748 68
Warrior Met Coal Inc 1,128 27
$ 95
Commercial Services - 5 .47%
2U Inc
(e)
14,482 428
Alarm.com Holdings Inc
(e)
11,300 952
Alta Equipment Group Inc
(e)
679 10
AMN Healthcare Services Inc
(e)
11,266 1,112
Arlo Technologies Inc
(e)
20,006 138
ASGN Inc
(e)
11,105 1,329
Bright Horizons Family Solutions Inc
(e)
128,022 21,252
Brink's Co/The 11,630 801

Schedule of Investments
SmallCap Growth Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
CAI International Inc 929 $ 52
Carriage Services Inc 689 35
Cass Information Systems Inc 506 21
Chegg Inc
(e)
246,591 14,657
Cimpress PLC
(e)
4,009 358
CorVel Corp
(e)
2,115 388
CRA International Inc 1,439 158
Cross Country Healthcare Inc
(e)
1,071 22
Custom Truck One Source Inc
(a),(e)
3,551 32
Driven Brands Holdings Inc
(e)
491,157 15,948
European Wax Center Inc
(a),(e)
1,138 36
EVERTEC Inc 14,472 654
Evo Payments Inc
(e)
658,108 14,267
First Advantage Corp
(e)
244,062 4,564
Forrester Research Inc
(e)
2,704 144
Franklin Covey Co
(e)
2,986 126
FTI Consulting Inc
(e)
101,925 14,669
Green Dot Corp
(e)
1,327 56
GreenSky Inc
(e)
17,145 210
Hackett Group Inc/The 5,255 111
HealthEquity Inc
(e)
202,424 13,396
Heidrick & Struggles International Inc 2,056 96
Herc Holdings Inc 20,987 3,820
HireQuest Inc 1,039 19
Huron Consulting Group Inc
(e)
529 27
Insperity Inc 106,125 13,266
Kforce Inc 4,848 314
LiveRamp Holdings Inc
(e)
129,358 6,922
Marathon Digital Holdings Inc
(e)
1,417 74
Medifast Inc 2,789 547
Monro Inc 4,890 302
Multiplan Corp
(a),(e)
8,416 36
National Research Corp 3,348 145
Paya Holdings Inc
(e)
260,421 2,373
Priority Technology Holdings Inc
(e)
2,142 11
PROG Holdings Inc 2,510 102
Progyny Inc
(e)
109,117 6,703
Rent-A-Center Inc/TX 14,713 784
Repay Holdings Corp
(e)
9,107 191
Riot Blockchain Inc
(a),(e)
20,140 548
Shift4 Payments Inc
(e)
158,594 10,012
ShotSpotter Inc
(e)
2,094 82
SP Plus Corp
(e)
5,534 179
Stride Inc
(e)
458 16
Terminix Global Holdings Inc
(e)
265,491 10,747
Textainer Group Holdings Ltd 1,600 63
Transcat Inc
(e)
1,752 131
TriNet Group Inc
(e)
81,518 8,254
Viad Corp
(e)
4,857 216
Vivint Smart Home Inc
(e)
5,997 54
WEX Inc
(e)
47,910 7,172
Willdan Group Inc
(e)
2,148 72
WW International Inc
(e)
3,971 69
$ 179,273
Computers - 3 .87%
3D Systems Corp
(e)
26,446 745
Cantaloupe Inc
(e)
181,641 2,270
Corsair Gaming Inc
(a),(e)
6,614 162
Desktop Metal Inc
(a),(e)
28,483 199
Diebold Nixdorf Inc
(e)
17,192 155
ExlService Holdings Inc
(e)
7,850 963
ExOne Co/The
(e)
183 4
Genpact Ltd 650,887 32,121
Grid Dynamics Holdings Inc
(e)
10,069 290
iCAD Inc
(e)
5,443 57
Insight Enterprises Inc
(e)
2,884 273
Integral Ad Science Holding Corp
(e)
1,873 46
KBR Inc 29,553 1,254
Maximus Inc 14,654 1,239
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Mitek Systems Inc
(e)
10,319 $ 194
OneSpan Inc
(e)
8,419 172
PAE Inc
(e)
17,061 169
PAR Technology Corp
(e)
5,837 367
Ping Identity Holding Corp
(e)
117,013 3,315
PlayAGS Inc
(e)
6,276 55
Qualys Inc
(e)
8,148 1,014
Rapid7 Inc
(e)
302,954 39,005
Rekor Systems Inc
(a),(e)
4,676 64
Rimini Street Inc
(e)
10,778 112
Sterling Check Corp
(e)
86,088 1,847
Super Micro Computer Inc
(e)
128,095 4,533
Telos Corp
(e)
9,540 247
Tenable Holdings Inc
(e)
21,672 1,154
TTEC Holdings Inc 4,423 418
Unisys Corp
(e)
12,345 316
Varonis Systems Inc
(e)
517,984 33,535
Vocera Communications Inc
(e)
8,244 466
Vuzix Corp
(a),(e)
14,022 150
$ 126,911
Consumer Products - 0 .07%
Central Garden & Pet Co
(e)
868 45
Central Garden & Pet Co - A Shares
(e)
3,720 172
Helen of Troy Ltd
(e)
5,764 1,297
WD-40 Co 3,271 742
$ 2,256
Cosmetics & Personal Care - 0 .04%
Beauty Health Co/The
(e)
19,060 523
elf Beauty Inc
(e)
11,513 372
Honest Co Inc/The
(e)
4,030 37
Inter Parfums Inc 4,279 395
Revlon Inc
(e)
57 1
$ 1,328
Distribution & Wholesale - 2 .64%
Avient Corp 188,482 10,155
EVI Industries Inc
(e)
1,309 41
Global Industrial Co 2,428 99
H&E Equipment Services Inc 75,423 3,400
IAA Inc
(e)
435,063 25,952
Leslie's Inc
(e)
603,868 12,488
Resideo Technologies Inc
(e)
4,167 103
SiteOne Landscape Supply Inc
(e)
145,137 34,101
WESCO International Inc
(e)
1,891 245
$ 86,584
Diversified Financial Services - 2 .29%
Artisan Partners Asset Management Inc 13,987 693
Atlanticus Holdings Corp
(e)
1,315 102
Blucora Inc
(e)
4,420 73
Brightsphere Investment Group Inc 13,857 415
Cohen & Steers Inc 5,947 564
Columbia Financial Inc
(e)
3,606 67
Curo Group Holdings Corp 5,186 89
Flywire Corp
(e)
2,442 116
Focus Financial Partners Inc
(e)
14,234 895
GAMCO Investors Inc 1,070 28
GCM Grosvenor Inc 9,181 105
Greenhill & Co Inc 3,621 57
Hamilton Lane Inc 8,132 850
Hannon Armstrong Sustainable Infrastructure
Capital Inc
67,675 4,088
Houlihan Lokey Inc 226,673 25,406
I3 Verticals Inc
(e)
5,141 115
International Money Express Inc
(e)
7,655 128
LendingTree Inc
(e)
2,784 449
Moelis & Co 193,934 14,107
PJT Partners Inc 4,841 396
Pzena Investment Management Inc 3,939 43
Regional Management Corp 738 38
StepStone Group Inc 212,164 9,968

Schedule of Investments
SmallCap Growth Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Stifel Financial Corp 212,986 $ 15,520
StoneX Group Inc
(e)
336 23
Virtus Investment Partners Inc 1,751 560
WisdomTree Investments Inc 23,807 152
$ 75,047
Electric - 0 .22%
Ameresco Inc
(e)
69,985 5,748
Clearway Energy Inc - Class A 2,162 71
Clearway Energy Inc - Class C 4,927 175
Evoqua Water Technologies Corp
(e)
27,642 1,156
FTC Solar Inc
(e)
4,347 42
Via Renewables Inc 2,370 26
$ 7,218
Electrical Components & Equipment - 1 .46%
Blink Charging Co
(a),(e)
8,727 278
Energizer Holdings Inc 16,262 593
EnerSys 1,162 93
Insteel Industries Inc 344 14
Littelfuse Inc 90,764 26,735
nLight Inc
(e)
10,165 286
Novanta Inc
(e)
115,523 19,934
$ 47,933
Electronics - 0 .55%
Advanced Energy Industries Inc 9,197 845
Akoustis Technologies Inc
(a),(e)
10,688 80
Allied Motion Technologies Inc 2,649 93
Atkore Inc
(e)
11,019 1,042
Badger Meter Inc 6,983 714
FARO Technologies Inc
(e)
58,244 4,285
Fluidigm Corp
(e)
1,241 6
GoPro Inc
(e)
30,144 260
Identiv Inc
(e)
4,726 91
II-VI Inc
(e)
23,211 1,405
Itron Inc
(e)
8,877 690
Kimball Electronics Inc
(e)
217 6
Luna Innovations Inc
(e)
7,497 73
MicroVision Inc
(a),(e)
39,251 299
Napco Security Technologies Inc
(e)
3,470 166
NVE Corp 1,123 76
OSI Systems Inc
(e)
401 37
Plexus Corp
(e)
5,922 517
Stoneridge Inc
(e)
873 17
Turtle Beach Corp
(e)
3,011 87
Vicor Corp
(e)
5,048 765
Vishay Intertechnology Inc 4,533 87
Woodward Inc 55,754 6,297
$ 17,938
Energy - Alternate Sources - 0 .06%
Advent Technologies Holdings Inc
(a),(e)
2,838 27
Array Technologies Inc
(e)
7,146 153
Beam Global
(a),(e)
1,865 59
Eos Energy Enterprises Inc
(a),(e)
10,270 108
FuelCell Energy Inc
(a),(e)
59,869 478
Stem Inc
(a),(e)
11,584 275
Sunnova Energy International Inc
(e)
3,120 139
SunPower Corp
(a),(e)
15,192 512
TPI Composites Inc
(e)
8,662 291
$ 2,042
Engineering & Construction - 1 .05%
908 Devices Inc
(a),(e)
66,392 2,184
Aris Water Solution Inc
(e)
150,830 2,062
Atlas Technical Consultants Inc
(e)
405 4
Comfort Systems USA Inc 8,522 779
Construction Partners Inc
(e)
7,006 249
Dycom Industries Inc
(e)
5,826 463
EMCOR Group Inc 1,280 155
Exponent Inc 12,409 1,425
IES Holdings Inc
(e)
2,141 107
Infrastructure and Energy Alternatives Inc
(e)
2,674 30
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction (continued)
Iteris Inc
(e)
10,257 $ 55
Latham Group Inc
(e)
143,107 2,204
MYR Group Inc
(e)
2,959 302
NV5 Global Inc
(e)
61,385 6,392
Sterling Construction Co Inc
(e)
1,205 29
TopBuild Corp
(e)
62,642 16,097
WillScot Mobile Mini Holdings Corp
(e)
49,943 1,736
$ 34,273
Entertainment - 1 .69%
Accel Entertainment Inc
(e)
13,457 164
Bally's Corp
(e)
7,806 358
Chicken Soup For The Soul Entertainment Inc
(e)
463 9
Churchill Downs Inc 111,741 25,700
Cinemark Holdings Inc
(e)
186,896 3,514
Esports Technologies Inc
(e)
2,652 75
Everi Holdings Inc
(e)
455,802 10,939
GAN Ltd
(e)
915 13
Golden Entertainment Inc
(e)
4,170 217
Golden Nugget Online Gaming Inc
(e)
9,534 161
IMAX Corp
(e)
1,011 19
International Game Technology PLC
(e)
23,884 704
Liberty Media Corp-Liberty Braves - A Shares
(e)
2,472 76
Liberty Media Corp-Liberty Braves - C Shares
(e)
8,734 260
Monarch Casino & Resort Inc
(e)
2,525 182
NEOGAMES SA
(e)
1,384 51
RCI Hospitality Holdings Inc 2,004 136
Red Rock Resorts Inc
(e)
14,730 801
Rush Street Interactive Inc
(e)
12,862 259
Scientific Games Corp
(e)
22,972 1,839
SeaWorld Entertainment Inc
(e)
154,632 9,819
$ 55,296
Environmental Control - 2 .36%
Casella Waste Systems Inc
(e)
10,829 939
Covanta Holding Corp 28,614 577
Energy Recovery Inc
(e)
10,078 205
Harsco Corp
(e)
8,129 139
Heritage-Crystal Clean Inc
(e)
1,384 48
Montrose Environmental Group Inc
(e)
137,141 9,401
Pure Cycle Corp
(e)
4,218 66
PureCycle Technologies Inc
(a),(e)
8,102 109
Sharps Compliance Corp
(e)
3,124 26
Tetra Tech Inc 215,514 37,858
US Ecology Inc
(e)
758 24
Waste Connections Inc 205,524 27,953
$ 77,345
Food - 1 .26%
AquaBounty Technologies Inc
(a),(e)
3,841 15
BellRing Brands Inc
(e)
144,362 3,872
Calavo Growers Inc 4,097 165
Chefs' Warehouse Inc/The
(e)
298,462 10,407
J & J Snack Foods Corp 3,530 521
John B Sanfilippo & Son Inc 1,413 119
Krispy Kreme Inc
(a)
3,675 47
Laird Superfood Inc
(e)
988 17
Lancaster Colony Corp 3,988 678
Mission Produce Inc
(e)
981 19
Nathan's Famous Inc 461 29
Performance Food Group Co
(e)
33,013 1,493
Sanderson Farms Inc 4,165 789
Simply Good Foods Co/The
(e)
563,182 22,330
Sprouts Farmers Market Inc
(e)
12,090 268
Tattooed Chef Inc
(a),(e)
11,289 203
United Natural Foods Inc
(e)
769 33
Utz Brands Inc 13,672 213
$ 41,218
Food Service - 0 .01%
Healthcare Services Group Inc 9,407 180

Schedule of Investments
SmallCap Growth Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Hand & Machine Tools - 0 .31%
Franklin Electric Co Inc 11,082 $ 957
Luxfer Holdings PLC 3,017 61
MSA Safety Inc 59,502 9,106
$ 10,124
Healthcare - Products - 5 .16%
Accelerate Diagnostics Inc
(a),(e)
8,116 48
Accuray Inc
(e)
22,739 113
Acutus Medical Inc
(e)
4,573 36
Alphatec Holdings Inc
(e)
15,562 183
Apria Inc
(e)
1,745 65
Apyx Medical Corp
(e)
7,671 110
Asensus Surgical Inc
(a),(e)
16,584 28
Aspira Women's Health Inc
(e)
17,886 60
AtriCure Inc
(e)
306,086 22,975
Atrion Corp 329 240
Avita Medical Inc
(e)
5,876 97
Axogen Inc
(e)
9,117 138
Axonics Inc
(e)
10,949 803
BioLife Solutions Inc
(e)
5,837 310
Bionano Genomics Inc
(a),(e)
67,167 341
Bioventus Inc
(e)
3,368 51
Bruker Corp 171,418 13,765
Butterfly Network Inc
(e)
43,607 450
Cardiovascular Systems Inc
(e)
9,392 329
CareDx Inc
(e)
12,087 616
Castle Biosciences Inc
(e)
4,684 292
Celcuity Inc
(e)
2,318 42
Cerus Corp
(e)
40,168 265
ClearPoint Neuro Inc
(e)
4,634 78
CONMED Corp 6,941 1,015
CryoLife Inc
(e)
8,006 165
Cutera Inc
(e)
4,208 181
CVRx Inc
(e)
108,036 1,827
CytoSorbents Corp
(e)
10,139 60
DermTech Inc
(e)
5,834 160
Eargo Inc
(a),(e)
4,754 42
Establishment Labs Holdings Inc
(e)
202,546 16,516
Glaukos Corp
(e)
10,739 491
Haemonetics Corp
(e)
8,237 566
Hanger Inc
(e)
8,967 167
Inari Medical Inc
(e)
210,832 19,085
InfuSystem Holdings Inc
(e)
4,348 72
Inogen Inc
(e)
4,675 185
Inspire Medical Systems Inc
(e)
6,429 1,733
Integer Holdings Corp
(e)
58,668 5,281
Intersect ENT Inc
(e)
7,958 215
iRadimed Corp
(e)
1,569 59
iRhythm Technologies Inc
(e)
7,055 495
Lantheus Holdings Inc
(e)
2,412 56
LeMaitre Vascular Inc 4,518 235
LivaNova PLC
(e)
10,285 789
Meridian Bioscience Inc
(e)
1,049 20
Merit Medical Systems Inc
(e)
124,233 8,356
MiMedx Group Inc
(e)
18,233 125
Misonix Inc
(e)
1,463 39
NanoString Technologies Inc
(e)
9,974 482
Neogen Corp
(e)
24,145 1,022
NeuroPace Inc
(a),(e)
1,526 23
Nevro Corp
(e)
60,619 6,895
NuVasive Inc
(e)
12,378 660
Omnicell Inc
(e)
10,281 1,832
OrthoPediatrics Corp
(e)
131,721 9,375
Patterson Cos Inc 5,206 163
PAVmed Inc
(a),(e)
17,172 93
Pulmonx Corp
(a),(e)
6,249 243
Pulse Biosciences Inc
(e)
3,492 74
Quanterix Corp
(e)
7,376 373
Quotient Ltd
(e)
19,783 50
Rapid Micro Biosystems Inc
(a),(e)
1,120 23
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Repligen Corp
(e)
54,192 $ 15,743
Retractable Technologies Inc
(a),(e)
4,272 40
RxSight Inc
(a),(e)
1,633 20
SeaSpine Holdings Corp
(e)
177,680 2,658
Sera Prognostics Inc
(a),(e)
584 6
Shockwave Medical Inc
(e)
8,064 1,723
SI-BONE Inc
(e)
326,676 7,366
Sientra Inc
(e)
12,343 72
Silk Road Medical Inc
(e)
193,157 11,340
Soliton Inc
(e)
2,792 57
STAAR Surgical Co
(e)
11,354 1,345
Stereotaxis Inc
(e)
12,104 71
Surmodics Inc
(e)
3,239 180
Tactile Systems Technology Inc
(e)
4,586 158
Treace Medical Concepts Inc
(e)
318,530 7,345
Utah Medical Products Inc 69 7
Varex Imaging Corp
(e)
1,115 30
ViewRay Inc
(e)
33,460 245
Wright Medical Group - Escrow
(e),(f)
18,925 —
Zynex Inc
(a),(e)
4,795 60
$ 169,144
Healthcare - Services - 3 .07%
Accolade Inc
(e)
171,462 6,823
Addus HomeCare Corp
(e)
1,574 147
Agiliti Inc
(e)
5,563 125
agilon health Inc
(e)
434,761 10,652
Aveanna Healthcare Holdings Inc
(e)
9,489 73
Catalent Inc
(e)
155,511 21,439
Charles River Laboratories International Inc
(e)
79,505 35,672
Community Health Systems Inc
(e)
25,820 338
Encompass Health Corp 137,358 8,730
Ensign Group Inc/The 12,555 979
Fulgent Genetics Inc
(a),(e)
627 52
Innovage Holding Corp
(e)
4,514 30
Inotiv Inc
(e)
3,192 154
Invitae Corp
(e)
12,305 326
Joint Corp/The
(e)
3,310 290
LHC Group Inc
(e)
17,771 2,392
LifeStance Health Group Inc
(e)
6,948 83
MEDNAX Inc
(e)
9,662 263
Medpace Holdings Inc
(e)
6,931 1,570
ModivCare Inc
(e)
990 161
Neuronetics Inc
(e)
5,114 27
Oak Street Health Inc
(a),(e)
118,347 5,590
Ontrak Inc
(a),(e)
2,025 17
Ortho Clinical Diagnostics Holdings PLC
(e)
26,438 523
Pennant Group Inc/The
(e)
6,128 157
Personalis Inc
(e)
591 12
R1 RCM Inc
(e)
28,375 616
RadNet Inc
(e)
10,856 337
Select Medical Holdings Corp 26,391 877
SOC Telemed Inc
(e)
11,518 25
Surgery Partners Inc
(e)
7,577 312
Tenet Healthcare Corp
(e)
3,027 217
Thorne HealthTech Inc
(e)
111,370 911
Tivity Health Inc
(e)
6,199 155
US Physical Therapy Inc 3,060 330
Vapotherm Inc
(e)
5,442 124
Viemed Healthcare Inc
(e)
980 6
$ 100,535
Home Builders - 0 .74%
Cavco Industries Inc
(e)
1,566 376
Century Communities Inc 4,641 311
Forestar Group Inc
(e)
960 19
Green Brick Partners Inc
(e)
1,996 52
Installed Building Products Inc 5,673 721
KB Home 3,709 149
LCI Industries 5,927 828
LGI Homes Inc
(e)
5,238 782

Schedule of Investments
SmallCap Growth Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
MDC Holdings Inc 3,723 $ 182
Meritage Homes Corp
(e)
554 60
Skyline Champion Corp
(e)
253,003 16,020
Taylor Morrison Home Corp
(e)
3,444 105
Tri Pointe Homes Inc
(e)
2,238 54
Winnebago Industries Inc 67,041 4,539
$ 24,198
Home Furnishings - 0 .79%
Aterian Inc
(e)
6,206 40
Casper Sleep Inc
(e)
6,638 24
Hamilton Beach Brands Holding Co 616 9
Hooker Furnishings Corp 114 3
iRobot Corp
(e)
6,074 507
Kopin Corp
(a),(e)
19,072 100
Lovesac Co/The
(e)
168,213 13,123
Purple Innovation Inc
(e)
13,759 265
Sleep Number Corp
(e)
123,403 10,901
Snap One Holdings Corp
(e)
1,572 23
Sonos Inc
(e)
28,721 937
Traeger Inc
(a),(e)
1,765 33
Weber Inc
(a)
1,333 22
$ 25,987
Insurance - 1 .63%
BRP Group Inc
(e)
298,332 10,889
eHealth Inc
(e)
1,790 79
Goosehead Insurance Inc 693 100
Heritage Insurance Holdings Inc 269 2
Investors Title Co 31 6
James River Group Holdings Ltd 1,247 40
Kinsale Capital Group Inc 5,144 963
NMI Holdings Inc
(e)
1,142 28
Palomar Holdings Inc
(e)
113,040 10,338
RLI Corp 8,848 958
Ryan Specialty Group Holdings Inc
(e)
340,994 12,886
Selectquote Inc
(e)
32,010 425
Trupanion Inc
(e)
163,639 16,757
$ 53,471
Internet - 3 .31%
1-800-Flowers.com Inc
(e)
6,374 205
1stdibs.com Inc
(a),(e)
1,267 22
Anaplan Inc
(e)
147,785 9,637
Angi Inc
(e)
1,107,433 13,876
Bright Health Group Inc
(a),(e)
8,879 78
Cargurus Inc
(e)
22,546 756
CarParts.com Inc
(e)
11,648 177
Cars.com Inc
(e)
1,980 26
ChannelAdvisor Corp
(e)
4,925 126
Cogent Communications Holdings Inc 264,712 20,275
Couchbase Inc
(a),(e)
115,370 4,651
Digital Media Solutions Inc
(a),(e)
242 1
Eventbrite Inc
(e)
17,930 363
EverQuote Inc
(e)
4,656 64
Figs Inc
(a),(e)
238,417 8,013
fuboTV Inc
(a),(e)
31,405 936
Groupon Inc
(e)
4,906 104
HyreCar Inc
(e)
4,007 27
Liquidity Services Inc
(e)
6,341 140
LiveOne Inc
(e)
12,118 28
Magnite Inc
(e)
31,013 838
MakeMyTrip Ltd
(e)
320,988 10,166
MediaAlpha Inc
(e)
134,163 2,352
Mimecast Ltd
(e)
133,928 10,104
Open Lending Corp
(e)
24,905 785
Overstock.com Inc
(e)
10,273 978
Perficient Inc
(e)
114,943 14,208
Q2 Holdings Inc
(e)
59,617 4,677
QuinStreet Inc
(e)
11,862 166
RealReal Inc/The
(e)
18,784 245
Revolve Group Inc
(e)
5,403 405
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Shutterstock Inc 5,596 $ 678
Stitch Fix Inc
(e)
14,117 488
TechTarget Inc
(e)
6,102 576
Tucows Inc
(a),(e)
2,328 192
Upwork Inc
(e)
28,182 1,328
Yelp Inc
(e)
15,851 612
Zix Corp
(e)
13,151 111
$ 108,414
Investment Companies - 0 .06%
Altus Midstream Co 43 2
Trinity Capital Inc 125,810 2,032
$ 2,034
Iron & Steel - 0 .01%
Allegheny Technologies Inc
(e)
18,533 298
Schnitzer Steel Industries Inc 473 26
$ 324
Leisure Products & Services - 1 .39%
Acushnet Holdings Corp 2,458 125
Camping World Holdings Inc 10,202 380
Clarus Corp 356,901 9,843
Drive Shack Inc
(e)
8,757 23
Escalade Inc 572 11
F45 Training Holdings Inc
(e)
2,785 38
Johnson Outdoors Inc 808 86
Liberty TripAdvisor Holdings Inc
(e)
13,839 43
Life Time Group Holdings Inc
(a),(e)
523,781 9,082
Lindblad Expeditions Holdings Inc
(e)
215,089 3,216
Malibu Boats Inc
(e)
4,958 350
Marine Products Corp 1,784 23
MasterCraft Boat Holdings Inc
(e)
4,630 124
Nautilus Inc
(e)
1,723 18
OneSpaWorld Holdings Ltd
(e)
6,440 69
OneWater Marine Inc 2,533 112
Planet Fitness Inc
(e)
180,137 14,330
Xponential Fitness Inc
(e)
1,267 21
YETI Holdings Inc
(e)
79,062 7,774
$ 45,668
Lodging - 0 .86%
Century Casinos Inc
(e)
6,702 99
Choice Hotels International Inc 77,365 10,879
Full House Resorts Inc
(e)
8,048 80
Hilton Grand Vacations Inc
(e)
337,589 16,974
Target Hospitality Corp
(e)
3,659 15
$ 28,047
Machinery - Construction & Mining - 0 .08%
Babcock & Wilcox Enterprises Inc
(e)
122,975 840
Bloom Energy Corp
(e)
33,257 1,040
Terex Corp 16,349 732
$ 2,612
Machinery - Diversified - 2 .88%
AgEagle Aerial Systems Inc
(a),(e)
9,738 28
Alamo Group Inc 2,103 318
Albany International Corp 1,479 119
Altra Industrial Motion Corp 90,210 4,704
Applied Industrial Technologies Inc 9,277 904
Cactus Inc 245,990 10,700
Chart Industries Inc
(e)
179,567 31,877
CIRCOR International Inc
(e)
4,406 126
CSW Industrials Inc 3,552 492
Eastman Kodak Co
(a),(e)
10,413 71
Gorman-Rupp Co/The 908 39
GrafTech International Ltd 43,028 460
Hydrofarm Holdings Group Inc
(e)
276,206 9,107
Ichor Holdings Ltd
(e)
4,335 190
IDEX Corp 21,366 4,755
Kadant Inc 2,759 613
Lindsay Corp 2,360 344
Middleby Corp/The
(e)
76,320 13,924

Schedule of Investments
SmallCap Growth Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Mueller Water Products Inc - Class A 2,417 $ 40
Ranpak Holdings Corp
(e)
394,259 13,586
SPX FLOW Inc 863 65
Tennant Co 4,418 351
Watts Water Technologies Inc 3,681 699
Welbilt Inc
(e)
31,225 739
$ 94,251
Media - 0 .04%
AMC Networks Inc
(e)
3,552 141
CuriosityStream Inc
(a),(e)
926 9
Houghton Mifflin Harcourt Co
(e)
28,514 405
iHeartMedia Inc
(e)
12,204 237
Meredith Corp
(e)
6,021 351
Sinclair Broadcast Group Inc 1,751 46
Thryv Holdings Inc
(e)
1,492 47
Value Line Inc 145 5
WideOpenWest Inc
(e)
7,833 149
$ 1,390
Metal Fabrication & Hardware - 0 .24%
Helios Technologies Inc 7,730 704
Lawson Products Inc/DE
(e)
1,181 60
Mueller Industries Inc 5,201 274
Omega Flex Inc 773 112
Proto Labs Inc
(e)
1,107 66
RBC Bearings Inc
(e)
949 222
Ryerson Holding Corp 2,571 68
Tredegar Corp 5,247 63
Valmont Industries Inc 25,628 6,124
Xometry Inc
(e)
1,514 81
$ 7,774
Mining - 0 .12%
Century Aluminum Co
(e)
557 7
Coeur Mining Inc
(e)
41,679 264
Compass Minerals International Inc 8,177 536
Energy Fuels Inc/Canada
(e)
30,344 238
Gatos Silver Inc
(e)
9,313 113
Hecla Mining Co 37,457 217
Kaiser Aluminum Corp 486 47
Livent Corp
(e)
38,697 1,092
MP Materials Corp
(a),(e)
17,427 590
Novagold Resources Inc
(e)
56,646 414
Perpetua Resources Corp
(e)
5,869 28
PolyMet Mining Corp
(e)
1,688 6
United States Lime & Minerals Inc 18 2
Uranium Energy Corp
(e)
55,120 205
Ur-Energy Inc
(e)
41,590 72
$ 3,831
Miscellaneous Manufacturers - 1 .86%
AMMO Inc
(a),(e)
20,566 124
Axon Enterprise Inc
(e)
71,226 12,818
Byrna Technologies Inc
(a),(e)
4,412 74
Chase Corp 483 46
Enerpac Tool Group Corp 14,437 302
ESCO Technologies Inc 496 42
Fabrinet
(e)
7,601 730
Federal Signal Corp 14,398 616
Hillenbrand Inc 9,574 435
ITT Inc 145,420 13,680
John Bean Technologies Corp 177,662 26,250
Materion Corp 1,901 137
Meta Materials Inc
(a),(e)
52,317 246
Myers Industries Inc 4,157 86
Raven Industries Inc
(e)
8,525 493
Sight Sciences Inc
(a),(e)
154,977 4,180
Smith & Wesson Brands Inc 11,455 246
Sturm Ruger & Co Inc 3,820 301
$ 60,806
Office & Business Equipment - 0 .01%
Pitney Bowes Inc 42,003 291
COMMON STOCKS (continued) Shares Held Value (000’s)
Office Furnishings - 0 .00%
HNI Corp 1,038 $ 39
Interface Inc 2,952 42
$ 81
Oil & Gas - 0 .60%
Antero Resources Corp
(e)
8,278 164
Callon Petroleum Co
(e)
8,259 427
Centennial Resource Development Inc/DE
(e)
5,038 36
Contango Oil & Gas Co
(e)
35,082 145
Denbury Inc
(e)
12,055 1,021
Earthstone Energy Inc
(e)
803 8
Extraction Oil & Gas Inc
(e)
1,540 103
Falcon Minerals Corp 7,547 44
Kosmos Energy Ltd
(e)
96,798 348
Laredo Petroleum Inc
(e)
852 64
Magnolia Oil & Gas Corp 33,254 694
Matador Resources Co 346,131 14,486
Oasis Petroleum Inc 4,110 496
Ovintiv Inc 3,616 136
Par Pacific Holdings Inc
(e)
9,113 141
Riley Exploration Permian Inc 99 3
Southwestern Energy Co
(e)
161,826 790
Talos Energy Inc
(e)
1,171 15
Tellurian Inc
(e)
86,012 337
Vine Energy Inc
(e)
5,968 102
$ 19,560
Oil & Gas Services - 0 .22%
ChampionX Corp
(e)
260,314 6,828
DMC Global Inc
(e)
4,445 186
Expro Group Holdings NV
(e)
845 15
Liberty Oilfield Services Inc
(e)
7,390 95
NexTier Oilfield Solutions Inc
(e)
3,768 17
Solaris Oilfield Infrastructure Inc 1,825 14
TETRA Technologies Inc
(e)
23,273 75
$ 7,230
Packaging & Containers - 0 .02%
Greif Inc - Class A 914 59
Greif Inc - Class B 166 11
Karat Packaging Inc
(e)
1,006 23
O-I Glass Inc
(e)
37,736 492
UFP Technologies Inc
(e)
110 7
$ 592
Pharmaceuticals - 2 .61%
Aclaris Therapeutics Inc
(e)
12,186 211
AdaptHealth Corp
(e)
141,444 3,854
Aduro Biotech
(e)
1,565 —
Aerie Pharmaceuticals Inc
(e)
10,409 111
Akebia Therapeutics Inc
(e)
16,337 47
Alector Inc
(e)
13,955 303
Alkermes PLC
(e)
323,731 9,805
Amneal Pharmaceuticals Inc
(e)
24,502 135
Amphastar Pharmaceuticals Inc
(e)
2,758 52
Ampio Pharmaceuticals Inc
(e)
47,212 74
Antares Pharma Inc
(e)
39,869 149
Artana Therapeutics
(e),(f)
6,221 —
Arvinas Inc
(e)
88,711 7,681
Athenex Inc
(e)
11,634 30
Beyondspring Inc
(a),(e)
246,276 3,403
BioDelivery Sciences International Inc
(e)
22,889 93
Bioxcel Therapeutics Inc
(e)
135,298 3,942
Chimerix Inc
(e)
12,865 67
Clovis Oncology Inc
(a),(e)
26,940 117
Coherus Biosciences Inc
(e)
337,156 5,640
Collegium Pharmaceutical Inc
(e)
155,684 3,056
Corcept Therapeutics Inc
(e)
23,091 416
CorMedix Inc
(e)
570 3
Cytokinetics Inc
(e)
17,575 614
Dova Pharmaceuticals Inc
(e),(f)
1,117 —
Durect Corp
(e)
56,140 72
Eagle Pharmaceuticals Inc/DE
(e)
1,349 71

Schedule of Investments
SmallCap Growth Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Enanta Pharmaceuticals Inc
(e)
429 $ 37
Flexion Therapeutics Inc
(e)
11,845 110
Foghorn Therapeutics Inc
(a),(e)
504 6
Fortress Biotech Inc
(e)
17,294 56
G1 Therapeutics Inc
(a),(e)
5,684 82
Harmony Biosciences Holdings Inc
(e)
5,346 222
Harpoon Therapeutics Inc
(e)
4,276 27
Heron Therapeutics Inc
(e)
22,067 243
Heska Corp
(e)
2,344 524
Hookipa Pharma Inc
(e)
2,471 12
Ideaya Biosciences Inc
(e)
1,885 40
Immuneering Corp
(a),(e)
1,157 31
Intellia Therapeutics Inc
(e)
104,353 13,877
Ironwood Pharmaceuticals Inc
(e)
34,693 443
Kala Pharmaceuticals Inc
(a),(e)
7,092 12
KalVista Pharmaceuticals Inc
(e)
4,894 88
Landos Biopharma Inc
(e)
1,130 15
Lyell Immunopharma Inc
(a),(e)
3,293 46
Madrigal Pharmaceuticals Inc
(e)
2,720 211
MannKind Corp
(e)
1,329,976 6,264
Marinus Pharmaceuticals Inc
(e)
9,082 104
Mirum Pharmaceuticals Inc
(e)
276 4
Morphic Holding Inc
(e)
4,959 285
Neoleukin Therapeutics Inc
(e)
1,769 13
Neurocrine Biosciences Inc
(e)
94,946 10,008
NexImmune Inc
(e)
2,837 32
Ocugen Inc
(a),(e)
44,095 522
Ocular Therapeutix Inc
(e)
227,586 1,512
Oramed Pharmaceuticals Inc
(e)
7,244 170
ORIC Pharmaceuticals Inc
(e)
958 14
Outlook Therapeutics Inc
(e)
21,683 45
Owens & Minor Inc 14,315 514
Pacira BioSciences Inc
(e)
10,432 545
Paratek Pharmaceuticals Inc
(e)
11,177 56
PetIQ Inc
(e)
6,494 163
Phibro Animal Health Corp 5,057 111
PMV Pharmaceuticals Inc
(e)
6,272 148
Prometheus Biosciences Inc
(e)
252 8
Protagonist Therapeutics Inc
(e)
10,688 333
Reata Pharmaceuticals Inc
(e)
72,667 6,977
Relmada Therapeutics Inc
(e)
3,698 87
Reneo Pharmaceuticals Inc
(e)
731 5
Revance Therapeutics Inc
(e)
16,767 231
Senseonics Holdings Inc
(a),(e)
103,206 361
Seres Therapeutics Inc
(e)
17,099 104
SIGA Technologies Inc
(e)
12,173 88
Spectrum Pharmaceuticals Inc
(e)
38,153 70
Spero Therapeutics Inc
(e)
5,583 98
Summit Therapeutics Inc
(e)
6,303 33
Syros Pharmaceuticals Inc
(e)
6,105 25
TherapeuticsMD Inc
(e)
90,032 66
Trevena Inc
(e)
11,409 12
USANA Health Sciences Inc
(e)
2,986 290
Vaxcyte Inc
(e)
2,836 66
Verrica Pharmaceuticals Inc
(a),(e)
2,913 37
$ 85,429
Private Equity - 0 .12%
P10 Inc
(a),(e)
316,550 3,957
Real Estate - 0 .12%
Cushman & Wakefield PLC
(e)
33,136 609
eXp World Holdings Inc 14,996 774
Fathom Holdings Inc
(e)
1,129 28
Marcus & Millichap Inc
(e)
568 27
McGrath RentCorp 3,977 287
Newmark Group Inc 35,638 530
Rafael Holdings Inc
(a),(e)
2,408 18
Redfin Corp
(e)
24,300 1,248
RMR Group Inc/The 335 12
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate (continued)
St Joe Co/The 7,966 $ 375
$ 3,908
REITs - 1 .07%
Alexander's Inc 520 145
American Finance Trust Inc 1,144 9
CatchMark Timber Trust Inc 8,492 73
Clipper Realty Inc 2,286 20
Community Healthcare Trust Inc 3,679 176
DigitalBridge Group Inc
(e)
851,073 5,702
EastGroup Properties Inc 106,970 21,156
Gladstone Commercial Corp 2,423 53
Gladstone Land Corp 4,062 90
Indus Realty Trust Inc 839 59
Innovative Industrial Properties Inc 2,968 781
Monmouth Real Estate Investment Corp 3,339 63
National Storage Affiliates Trust 19,406 1,212
NexPoint Residential Trust Inc 1,056 75
Outfront Media Inc 6,925 172
PennyMac Mortgage Investment Trust 4,756 96
Phillips Edison & Co Inc 563 17
PS Business Parks Inc 4,081 725
Ryman Hospitality Properties Inc
(e)
44,072 3,770
Safehold Inc 2,868 214
Saul Centers Inc 2,694 125
Tanger Factory Outlet Centers Inc 6,761 114
UMH Properties Inc 8,702 208
Universal Health Realty Income Trust 2,837 162
$ 35,217
Retail - 6 .68%
Abercrombie & Fitch Co
(e)
1,181 47
American Eagle Outfitters Inc
(a)
36,351 863
America's Car-Mart Inc/TX
(e)
1,263 151
Arko Corp
(e)
28,833 277
Asbury Automotive Group Inc
(e)
4,631 906
Aspen Aerogels Inc
(e)
5,316 290
Beacon Roofing Supply Inc
(e)
9,990 528
Bed Bath & Beyond Inc
(e)
2,810 39
BJ's Restaurants Inc
(e)
101,877 3,394
BJ's Wholesale Club Holdings Inc
(e)
24,457 1,429
Bloomin' Brands Inc
(e)
21,162 458
BlueLinx Holdings Inc
(e)
2,218 106
Boot Barn Holdings Inc
(e)
6,995 731
Brinker International Inc
(e)
10,856 456
Buckle Inc/The 6,732 280
Caleres Inc 8,808 203
Casey's General Stores Inc 89,390 17,122
Cheesecake Factory Inc/The
(e)
11,010 447
Chico's FAS Inc
(e)
5,886 32
Children's Place Inc/The
(e)
49,827 4,130
Chuy's Holdings Inc
(e)
96,286 2,808
Citi Trends Inc
(e)
2,108 163
Cracker Barrel Old Country Store Inc 5,672 755
Dave & Buster's Entertainment Inc
(e)
4,766 177
Denny's Corp
(e)
11,395 181
Designer Brands Inc
(e)
14,365 194
Dick's Sporting Goods Inc 68,297 8,483
Dine Brands Global Inc 3,901 330
Duluth Holdings Inc
(e)
2,778 40
First Watch Restaurant Group Inc
(e)
138,325 2,985
FirstCash Inc 716 63
Five Below Inc
(e)
89,333 17,626
Floor & Decor Holdings Inc
(e)
110,190 14,977
Franchise Group Inc 849 31
Freshpet Inc
(e)
163,889 25,552
GrowGeneration Corp
(e)
12,926 272
Guess? Inc 1,147 24
Haverty Furniture Cos Inc 1,787 51
Hibbett Inc 3,182 246
Jack in the Box Inc 90,653 8,970

Schedule of Investments
SmallCap Growth Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
JOANN Inc 2,655 $ 27
Kirkland's Inc
(a),(e)
3,456 78
Kura Sushi USA Inc
(e)
966 41
Lithia Motors Inc 38,633 12,332
MarineMax Inc
(e)
2,549 132
MedAvail Holdings Inc
(e)
2,093 5
Murphy USA Inc 5,754 938
National Vision Holdings Inc
(e)
692,859 42,708
Noodles & Co
(e)
208,098 2,528
Nu Skin Enterprises Inc 5,301 213
ONE Group Hospitality Inc/The
(e)
4,812 64
OptimizeRx Corp
(e)
4,152 401
Papa John's International Inc 7,907 981
Party City Holdco Inc
(e)
26,397 192
Petco Health & Wellness Co Inc
(e)
174,235 4,309
PetMed Express Inc
(a)
4,176 119
Portillo's Inc
(e)
56,540 2,149
PriceSmart Inc 364 26
Red Robin Gourmet Burgers Inc
(e)
3,836 76
Regis Corp
(e)
4,821 13
Ruth's Hospitality Group Inc
(e)
8,041 156
Sally Beauty Holdings Inc
(e)
26,921 411
Shake Shack Inc
(e)
8,946 619
Shift Technologies Inc
(a),(e)
2,704 18
Shoe Carnival Inc 3,859 131
Signet Jewelers Ltd 9,710 866
Sportsman's Warehouse Holdings Inc
(e)
10,403 180
Texas Roadhouse Inc 140,884 12,512
Tilly's Inc 137,784 1,912
Wingstop Inc 110,042 18,979
Winmark Corp 320 75
$ 219,008
Savings & Loans - 0 .50%
Axos Financial Inc
(e)
1,358 72
Hingham Institution For Savings The 14 5
Investors Bancorp Inc 19,676 301
OceanFirst Financial Corp 260,882 5,784
Pacific Premier Bancorp Inc 242,490 10,182
Waterstone Financial Inc 236 5
$ 16,349
Semiconductors - 7 .47%
Allegro MicroSystems Inc
(e)
307,627 10,263
Alpha & Omega Semiconductor Ltd
(e)
4,258 148
Ambarella Inc
(e)
100,100 18,601
Amkor Technology Inc 5,054 111
Atomera Inc
(a),(e)
5,000 108
Axcelis Technologies Inc
(e)
7,963 437
CEVA Inc
(e)
5,388 246
CMC Materials Inc 106,619 13,686
Cohu Inc
(e)
205,333 6,579
CTS Corp 1,761 63
Diodes Inc
(e)
86,263 8,289
EMCORE Corp
(e)
941 7
Entegris Inc 128,018 18,022
FormFactor Inc
(e)
103,399 4,114
Impinj Inc
(e)
4,466 311
Kulicke & Soffa Industries Inc 14,629 834
Lattice Semiconductor Corp
(e)
673,682 46,780
MACOM Technology Solutions Holdings Inc
(e)
456,866 31,898
MaxLinear Inc
(e)
16,952 1,068
Onto Innovation Inc
(e)
105,183 8,332
Ouster Inc
(a),(e)
7,144 44
Power Integrations Inc 14,426 1,489
Semtech Corp
(e)
338,507 28,783
Silicon Laboratories Inc
(e)
84,114 15,877
SiTime Corp
(e)
3,116 825
SkyWater Technology Inc
(a),(e)
164,909 5,647
SMART Global Holdings Inc
(e)
4,192 224
Synaptics Inc
(e)
110,269 21,455
COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Ultra Clean Holdings Inc
(e)
10,609 $ 526
$ 244,767
Software - 10 .68%
1Life Healthcare Inc
(e)
27,848 603
8x8 Inc
(e)
26,498 600
ACI Worldwide Inc
(e)
28,182 865
Agilysys Inc
(e)
4,189 200
Alignment Healthcare Inc
(e)
212,707 4,225
Alkami Technology Inc
(e)
1,489 45
Altair Engineering Inc
(e)
11,051 860
American Software Inc/GA 5,932 172
Amplitude Inc
(e)
116,644 8,665
Apollo Medical Holdings Inc
(e)
9,008 618
Appfolio Inc
(e)
4,483 590
Appian Corp
(e)
9,402 935
Asana Inc
(e)
16,236 2,205
Avaya Holdings Corp
(e)
19,715 367
Avid Technology Inc
(e)
8,643 248
Bandwidth Inc
(e)
5,525 471
Benefitfocus Inc
(e)
4,524 50
BigCommerce Holdings Inc
(e)
154,775 7,152
Blackbaud Inc
(e)
11,565 821
Blackline Inc
(e)
261,328 33,155
Bottomline Technologies DE Inc
(e)
1,905 88
Box Inc
(e)
34,039 879
Brightcove Inc
(e)
9,891 98
BTRS Holdings Inc
(e)
15,461 133
Cardlytics Inc
(e)
7,643 601
Cerence Inc
(e)
9,046 951
CommVault Systems Inc
(e)
10,951 673
Consensus Cloud Solutions Inc
(e)
3,461 219
Convey Holding Parent Inc
(e)
2,021 15
CS Disco Inc
(e)
1,376 79
CSG Systems International Inc 3,640 182
Digimarc Corp
(a),(e)
3,077 155
Digital Turbine Inc
(e)
21,688 1,866
DigitalOcean Holdings Inc
(e)
118,492 11,564
Domo Inc
(e)
6,589 582
Donnelley Financial Solutions Inc
(e)
379 15
DoubleVerify Holdings Inc
(a),(e)
44,074 1,742
Duck Creek Technologies Inc
(e)
138,732 4,370
Dynatrace Inc
(e)
203,107 15,233
eGain Corp
(e)
2,068 21
Enfusion Inc
(e)
255,145 5,263
Envestnet Inc
(e)
130,568 10,903
Everbridge Inc
(e)
95,820 15,265
EverCommerce Inc
(e)
3,026 63
Evolent Health Inc
(e)
3,837 112
Forian Inc
(e)
3,807 39
GreenBox POS
(a),(e)
3,802 31
Health Catalyst Inc
(e)
284,377 14,970
HireRight Holdings Corp
(e)
205,480 3,545
IBEX Holdings Ltd
(e)
1,242 20
Inovalon Holdings Inc
(e)
18,045 736
Inseego Corp
(a),(e)
4,022 25
Instructure Holdings Inc
(e)
535 13
Intapp Inc
(e)
1,835 50
Intelligent Systems Corp
(a),(e)
1,825 77
Jamf Holding Corp
(e)
86,140 4,105
JFrog Ltd
(e)
12,683 415
Kaltura Inc
(e)
2,154 20
LivePerson Inc
(e)
15,488 798
Manhattan Associates Inc
(e)
97,135 17,634
ManTech International Corp/VA 135,511 11,684
MeridianLink Inc
(a),(e)
2,304 56
MicroStrategy Inc
(e)
1,883 1,346
Model N Inc
(e)
174,964 5,670
Momentive Global Inc
(e)
30,995 710
NantHealth Inc
(e)
2,547 4

Schedule of Investments
SmallCap Growth Fund I
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Nuance Communications Inc
(e)
199,777 $ 10,998
ON24 Inc
(e)
4,190 80
Outbrain Inc
(e)
895 15
Outset Medical Inc
(e)
290,298 15,464
PagerDuty Inc
(e)
19,284 805
Phreesia Inc
(e)
174,214 12,289
Porch Group Inc
(e)
18,419 387
PowerSchool Holdings Inc
(e)
1,900 44
Privia Health Group Inc
(e)
4,828 124
Progress Software Corp 10,509 540
PROS Holdings Inc
(e)
192,096 5,763
QAD Inc 2,576 226
Rackspace Technology Inc
(e)
9,533 127
Riskified Ltd
(e)
276,186 5,341
Sailpoint Technologies Holdings Inc
(e)
197,209 9,462
Sapiens International Corp NV 7,395 258
Schrodinger Inc/United States
(e)
10,829 591
Simulations Plus Inc
(a)
3,662 185
Smartsheet Inc
(e)
171,326 11,823
Sprout Social Inc
(e)
10,689 1,365
SPS Commerce Inc
(e)
8,624 1,317
Sumo Logic Inc
(e)
185,677 3,207
Tabula Rasa HealthCare Inc
(e)
5,374 146
Udemy Inc
(e)
65,630 1,805
Upland Software Inc
(e)
6,909 231
Veritone Inc
(e)
6,791 203
Verra Mobility Corp
(e)
32,025 477
Viant Technology Inc
(e)
2,456 29
Workiva Inc
(e)
220,739 33,011
Yext Inc
(e)
26,529 334
Ziff Davis Inc
(e)
10,385 1,332
Zuora Inc
(e)
677,272 14,805
Zynga Inc
(e)
2,918,947 21,542
$ 350,193
Telecommunications - 0 .95%
A10 Networks Inc 11,962 224
ADTRAN Inc 761 14
Anterix Inc
(e)
769 49
CalAmp Corp
(e)
8,580 82
Calix Inc
(e)
10,918 683
Cambium Networks Corp
(e)
2,547 72
Casa Systems Inc
(e)
7,720 49
Clearfield Inc
(e)
2,812 159
DZS Inc
(e)
1,573 17
Extreme Networks Inc
(e)
29,483 290
Globalstar Inc
(e)
126,819 209
Gogo Inc
(a),(e)
857 14
Harmonic Inc
(e)
3,616 33
IDT Corp - Class B
(e)
3,609 175
Infinera Corp
(e)
1,166,429 8,853
InterDigital Inc 2,972 199
Iridium Communications Inc
(e)
21,306 864
Loral Space & Communications Inc 3,164 158
Ooma Inc
(e)
3,114 72
Plantronics Inc
(e)
4,211 113
Shenandoah Telecommunications Co 4,037 112
Switch Inc 431,980 10,920
Viavi Solutions Inc
(e)
449,943 6,929
Vonage Holdings Corp
(e)
57,723 930
$ 31,220
Toys, Games & Hobbies - 0 .00%
Funko Inc
(e)
6,523 107
Transportation - 1 .18%
CryoPort Inc
(e)
9,694 790
Daseke Inc
(e)
9,596 91
Dorian LPG Ltd 1,274 15
Echo Global Logistics Inc
(e)
2,205 106
Forward Air Corp 59,999 6,034
Knight-Swift Transportation Holdings Inc 132,045 7,486
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
PAM Transportation Services Inc
(e)
102 $ 6
Saia Inc
(e)
76,485 23,913
Universal Logistics Holdings Inc 1,334 28
Werner Enterprises Inc 1,830 83
Yellow Corp
(e)
450 4
$ 38,556
Trucking & Leasing - 0 .00%
Willis Lease Finance Corp
(e)
46 2
Water - 0 .02%
American States Water Co 4,590 417
Global Water Resources Inc 3,040 57
Middlesex Water Co 1,544 170
York Water Co/The 1,982 95
$ 739
TOTAL COMMON STOCKS $ 3,151,981
BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Diversified Financial Services - 0 .00%
GAMCO Investors Inc
4.00%, 06/15/2023
(g)
$ 1 $ 1
TOTAL BONDS $ 1
Total Investments $ 3,323,341
Other Assets and Liabilities -  (1.40)% (45,801)
TOTAL NET ASSETS - 100.00% $ 3,277,540
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $58,716 or 1.79% of net assets.
(b) Current yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $59,387 or 1.81% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Consumer, Non-cyclical 27 .58%
Technology 22 .03%
Consumer, Cyclical 16 .25%
Industrial 14 .47%
Financial 8 .93%
Money Market Funds 4 .98%
Communications 4 .30%
Basic Materials 1 .49%
Energy 0 .88%
Investment Companies 0 .25%
Utilities 0 .24%
Other Assets and Liabilities
( 1 .40 ) %
TOTAL NET ASSETS
100.00%

Schedule of Investments
SmallCap Growth Fund I
October 31, 2021
See accompanying notes.

Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 98,344 $ 1,768,963 $ 1,711,229 $ 156,078
$ 98,344 $ 1,768,963 $ 1,711,229 $ 156,078
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2021 Long 213 $ 24,445 $ 318
Total $ 318
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1.09% Shares Held Value (000's)
Exchange-Traded Funds - 0.11%
iShares Core S&P Small-Cap ETF 14,044 $ 1,588
Money Market Funds - 0.98%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
627,236 628
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
13,373,472 13,373
$ 14,001
TOTAL INVESTMENT COMPANIES $ 15,589
COMMON STOCKS - 99.14% Shares Held Value (000's)
Aerospace & Defense - 1.28%
AAR Corp
(d)
44,574 $ 1,577
Aerojet Rocketdyne Holdings Inc 99,753 4,390
AeroVironment Inc
(d)
30,861 2,750
Barnes Group Inc 62,317 2,614
Kaman Corp 37,283 1,334
Moog Inc 39,210 2,962
National Presto Industries Inc 6,787 564
Park Aerospace Corp 25,934 339
Triumph Group Inc
(d)
86,518 1,769
$ 18,299
Agriculture - 0.47%
Andersons Inc/The 41,457 1,412
Fresh Del Monte Produce Inc 44,554 1,492
Universal Corp/VA 32,918 1,547
Vector Group Ltd 175,268 2,324
$ 6,775
Airlines - 0.54%
Allegiant Travel Co
(d)
20,234 3,546
Hawaiian Holdings Inc
(d)
68,584 1,327
SkyWest Inc
(d)
67,475 2,904
$ 7,777
Apparel - 1.01%
Fossil Group Inc
(d)
63,552 751
Kontoor Brands Inc 64,100 3,397
Oxford Industries Inc 21,268 1,972
Steven Madden Ltd 103,167 4,653
Wolverine World Wide Inc 110,111 3,653
$ 14,426
Automobile Manufacturers - 0.07%
Wabash National Corp 66,978 1,040
Automobile Parts & Equipment - 1.11%
American Axle & Manufacturing Holdings Inc
(d)
152,745 1,387
Cooper-Standard Holdings Inc
(d)
22,754 590
Dorman Products Inc
(d)
38,367 4,005
Gentherm Inc
(d)
44,405 3,270
Meritor Inc
(d)
93,944 2,287
Methode Electronics Inc 51,154 2,152
Motorcar Parts of America Inc
(d)
25,607 484
Standard Motor Products Inc 25,892 1,240
Titan International Inc
(d)
68,470 494
$ 15,909
Banks - 9.79%
Allegiance Bancshares Inc 25,178 986
Ameris Bancorp 88,767 4,651
BancFirst Corp 25,466 1,656
Bancorp Inc/The
(d)
76,369 2,333
BankUnited Inc 124,317 5,042
Banner Corp 46,276 2,673
Central Pacific Financial Corp 37,795 1,039
City Holding Co 20,605 1,640
Columbia Banking System Inc 104,094 3,553
Community Bank System Inc 72,214 5,176
Customers Bancorp Inc
(d)
39,865 2,124
CVB Financial Corp 171,088 3,425
Dime Community Bancshares Inc 44,996 1,605
Eagle Bancorp Inc 42,806 2,422
FB Financial Corp 47,574 2,157
First BanCorp/Puerto Rico 279,248 3,812
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
First Bancorp/Southern Pines NC 46,131 $ 2,234
First Commonwealth Financial Corp 128,492 1,966
First Financial Bancorp 128,176 3,048
First Hawaiian Inc 173,556 4,788
First Midwest Bancorp Inc/IL 153,083 2,947
Flagstar Bancorp Inc 70,797 3,341
Great Western Bancorp Inc 73,818 2,514
Hanmi Financial Corp 41,113 912
Heritage Financial Corp/WA 48,177 1,197
Hilltop Holdings Inc 83,693 2,966
HomeStreet Inc 27,852 1,313
Hope Bancorp Inc 164,600 2,402
Independent Bank Corp 44,257 3,740
Independent Bank Group Inc 49,722 3,594
Lakeland Financial Corp 33,885 2,435
Meta Financial Group Inc 42,751 2,370
National Bank Holdings Corp 41,253 1,789
NBT Bancorp Inc 58,041 2,130
OFG Bancorp 69,192 1,792
Old National Bancorp/IN 221,951 3,791
Park National Corp 19,472 2,504
Preferred Bank/Los Angeles CA 18,422 1,263
Renasant Corp 75,474 2,823
S&T Bancorp Inc 52,694 1,610
Seacoast Banking Corp of Florida 74,247 2,705
ServisFirst Bancshares Inc 65,331 5,247
Simmons First National Corp 145,027 4,335
Southside Bancshares Inc 43,732 1,807
Tompkins Financial Corp 15,988 1,313
Triumph Bancorp Inc
(d)
31,615 3,708
TrustCo Bank Corp NY 25,802 866
Trustmark Corp 83,647 2,661
United Community Banks Inc/GA 116,023 4,042
Veritex Holdings Inc 66,329 2,716
Walker & Dunlop Inc 39,211 5,100
Westamerica BanCorp 35,983 2,006
$ 140,269
Beverages - 0.72%
Celsius Holdings Inc
(d)
50,866 4,910
Coca-Cola Consolidated Inc 6,217 2,495
MGP Ingredients Inc 16,766 1,077
National Beverage Corp 31,243 1,762
$ 10,244
Biotechnology - 1.96%
ANI Pharmaceuticals Inc
(d)
12,980 485
Avid Bioservices Inc
(d)
81,883 2,512
Cara Therapeutics Inc
(d)
56,353 948
Innoviva Inc
(d)
83,769 1,462
Ligand Pharmaceuticals Inc
(d)
22,336 3,260
Myriad Genetics Inc
(d)
104,539 3,217
NeoGenomics Inc
(d)
164,488 7,567
Organogenesis Holdings Inc
(d)
84,384 927
REGENXBIO Inc
(d)
50,208 1,779
Vericel Corp
(d)
62,454 2,874
Xencor Inc
(d)
78,115 3,090
$ 28,121
Building Materials - 2.01%
AAON Inc 55,445 3,973
American Woodmark Corp
(d)
22,502 1,547
Apogee Enterprises Inc 34,189 1,433
Boise Cascade Co 52,677 2,982
Gibraltar Industries Inc
(d)
43,710 2,848
Griffon Corp 63,762 1,689
Patrick Industries Inc 30,118 2,346
PGT Innovations Inc
(d)
79,806 1,704
SPX Corp
(d)
60,694 3,526
UFP Industries Inc 82,838 6,779
$ 28,827

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 2.91%
AdvanSix Inc 37,661 $ 1,830
American Vanguard Corp 35,980 561
Balchem Corp 43,355 6,637
Ferro Corp
(d)
110,767 2,328
GCP Applied Technologies Inc
(d)
71,844 1,624
Hawkins Inc 25,285 927
HB Fuller Co 70,361 4,961
Innospec Inc 33,004 2,991
Koppers Holdings Inc
(d)
28,580 1,003
Kraton Corp
(d)
43,057 1,966
Quaker Chemical Corp 17,958 4,415
Rayonier Advanced Materials Inc
(d)
85,364 613
Rogers Corp
(d)
25,085 5,045
Stepan Co 28,585 3,431
Trinseo PLC 52,003 2,915
Unifi Inc
(d)
18,573 446
$ 41,693
Coal - 0.25%
CONSOL Energy Inc
(d)
42,484 1,169
SunCoke Energy Inc 111,212 803
Warrior Met Coal Inc 68,855 1,650
$ 3,622
Commercial Services - 4.19%
Aaron's Co Inc/The 43,760 1,023
ABM Industries Inc 89,910 3,957
Adtalem Global Education Inc
(d)
66,195 2,444
Alarm.com Holdings Inc
(d)
61,487 5,181
American Public Education Inc
(d)
25,038 626
AMN Healthcare Services Inc
(d)
63,301 6,248
Arlo Technologies Inc
(d)
111,109 767
CoreCivic Inc
(d)
161,100 1,387
CorVel Corp
(d)
12,644 2,317
Cross Country Healthcare Inc
(d)
47,337 981
Deluxe Corp 56,982 2,032
EVERTEC Inc 80,005 3,617
Forrester Research Inc
(d)
14,890 793
Green Dot Corp
(d)
73,181 3,100
Heidrick & Struggles International Inc 26,156 1,226
Kelly Services Inc 48,251 870
Korn Ferry 74,527 5,754
Medifast Inc 15,711 3,084
Monro Inc 44,876 2,771
Perdoceo Education Corp
(d)
93,862 997
Rent-A-Center Inc/TX 81,001 4,314
Resources Connection Inc 41,405 721
Strategic Education Inc 30,328 2,069
TrueBlue Inc
(d)
47,550 1,324
Viad Corp
(d)
27,447 1,218
WW International Inc
(d)
71,121 1,235
$ 60,056
Computers - 1.47%
3D Systems Corp
(d)
167,731 4,723
Diebold Nixdorf Inc
(d)
97,595 878
ExlService Holdings Inc
(d)
44,432 5,449
Insight Enterprises Inc
(d)
46,684 4,421
OneSpan Inc
(d)
46,314 946
TTEC Holdings Inc 24,542 2,317
Unisys Corp
(d)
89,890 2,298
$ 21,032
Consumer Products - 0.58%
Central Garden & Pet Co
(d)
13,057 674
Central Garden & Pet Co - A Shares
(d)
53,789 2,485
Quanex Building Products Corp 44,996 932
WD-40 Co 18,360 4,168
$ 8,259
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0.48%
Edgewell Personal Care Co 72,810 $ 2,548
elf Beauty Inc
(d)
63,857 2,063
Inter Parfums Inc 23,742 2,193
$ 6,804
Distribution & Wholesale - 0.68%
G-III Apparel Group Ltd
(d)
58,313 1,671
Resideo Technologies Inc
(d)
193,107 4,762
ScanSource Inc
(d)
34,107 1,220
Veritiv Corp
(d)
18,986 2,037
$ 9,690
Diversified Financial Services - 2.06%
B Riley Financial Inc 21,425 1,535
Blucora Inc
(d)
65,186 1,077
Brightsphere Investment Group Inc 79,747 2,391
Encore Capital Group Inc
(d)
40,542 2,190
Enova International Inc
(d)
49,386 1,602
EZCORP Inc
(d)
71,099 530
Greenhill & Co Inc 19,222 302
LendingTree Inc
(d)
15,365 2,480
Mr Cooper Group Inc
(d)
115,379 5,058
Piper Sandler Cos 19,143 3,153
PRA Group Inc
(d)
61,391 2,633
StoneX Group Inc
(d)
22,559 1,559
Virtus Investment Partners Inc 9,634 3,083
WisdomTree Investments Inc 145,756 931
World Acceptance Corp
(d)
5,647 1,047
$ 29,571
Electric - 0.32%
Avista Corp 93,308 3,715
Unitil Corp 21,223 886
$ 4,601
Electrical Components & Equipment - 0.35%
Encore Wire Corp 27,656 3,708
Insteel Industries Inc 25,927 1,054
Powell Industries Inc 12,057 312
$ 5,074
Electronics - 2.82%
Advanced Energy Industries Inc 51,394 4,719
Applied Optoelectronics Inc
(d),(e)
33,443 256
Badger Meter Inc 39,076 3,996
Benchmark Electronics Inc 47,656 1,111
Brady Corp 64,989 3,385
Comtech Telecommunications Corp 34,915 753
FARO Technologies Inc
(d)
24,343 1,791
Itron Inc
(d)
60,586 4,712
Knowles Corp
(d)
123,199 2,568
Mesa Laboratories Inc 6,968 2,130
OSI Systems Inc
(d)
22,396 2,085
Plexus Corp
(d)
37,836 3,304
Sanmina Corp
(d)
87,183 3,291
TTM Technologies Inc
(d)
144,369 1,911
Vicor Corp
(d)
28,572 4,331
$ 40,343
Energy - Alternate Sources - 0.55%
FutureFuel Corp 34,582 244
Green Plains Inc
(d)
71,854 2,727
Renewable Energy Group Inc
(d)
67,279 4,306
REX American Resources Corp
(d)
7,063 621
$ 7,898
Engineering & Construction - 1.42%
Arcosa Inc 64,825 3,353
Comfort Systems USA Inc 48,624 4,448
Exponent Inc 69,724 8,004
Granite Construction Inc 61,369 2,278
MYR Group Inc
(d)
22,591 2,308
$ 20,391

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment - 0.28%
Cinemark Holdings Inc
(d)
142,595 $ 2,681
Monarch Casino & Resort Inc
(d)
17,438 1,259
$ 3,940
Environmental Control - 0.22%
Harsco Corp
(d)
106,061 1,814
US Ecology Inc
(d)
42,205 1,358
$ 3,172
Food - 1.59%
B&G Foods Inc
(e)
86,822 2,556
Calavo Growers Inc 23,683 952
Cal-Maine Foods Inc 50,157 1,809
Chefs' Warehouse Inc/The
(d)
43,722 1,524
J & J Snack Foods Corp 19,916 2,939
John B Sanfilippo & Son Inc 11,882 1,004
Seneca Foods Corp - Class A
(d)
8,661 447
Simply Good Foods Co/The
(d)
112,887 4,476
SpartanNash Co 48,537 1,123
TreeHouse Foods Inc
(d)
74,655 2,698
United Natural Foods Inc
(d)
75,471 3,275
$ 22,803
Food Service - 0.13%
Healthcare Services Group Inc 99,989 1,919
Forest Products & Paper - 0.71%
Clearwater Paper Corp
(d)
22,350 935
Domtar Corp
(d)
67,447 3,682
Glatfelter Corp 59,633 980
Mercer International Inc 53,950 581
Neenah Inc 22,585 1,141
Schweitzer-Mauduit International Inc 42,133 1,468
Sylvamo Corp
(d)
47,786 1,346
$ 10,133
Gas - 0.58%
Chesapeake Utilities Corp 23,543 3,086
Northwest Natural Holding Co 41,081 1,852
South Jersey Industries Inc 150,602 3,428
$ 8,366
Hand & Machine Tools - 0.32%
Franklin Electric Co Inc 52,238 4,512
Healthcare - Products - 3.53%
AngioDynamics Inc
(d)
51,489 1,473
Avanos Medical Inc
(d)
64,452 2,033
BioLife Solutions Inc
(d)
38,949 2,070
Cardiovascular Systems Inc
(d)
53,790 1,887
CONMED Corp 39,059 5,713
CryoLife Inc
(d)
52,644 1,086
Cutera Inc
(d)
21,868 940
Glaukos Corp
(d)
62,360 2,850
Hanger Inc
(d)
49,228 920
Inogen Inc
(d)
27,253 1,081
Integer Holdings Corp
(d)
44,198 3,979
Invacare Corp
(d)
46,882 232
Lantheus Holdings Inc
(d)
90,544 2,118
LeMaitre Vascular Inc 25,705 1,337
Meridian Bioscience Inc
(d)
58,065 1,092
Merit Medical Systems Inc
(d)
67,827 4,562
Natus Medical Inc
(d)
45,713 1,145
Omnicell Inc
(d)
58,226 10,373
OraSure Technologies Inc
(d)
96,443 1,029
Orthofix Medical Inc
(d)
26,378 949
Surmodics Inc
(d)
18,579 1,034
Tactile Systems Technology Inc
(d)
26,495 914
Varex Imaging Corp
(d)
52,769 1,417
Zynex Inc
(d),(e)
26,535 332
$ 50,566
Healthcare - Services - 2.31%
Addus HomeCare Corp
(d)
21,316 1,993
Community Health Systems Inc
(d)
166,281 2,178
Ensign Group Inc/The 70,153 5,473
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Fulgent Genetics Inc
(d),(e)
25,698 $ 2,131
Joint Corp/The
(d)
19,252 1,684
Magellan Health Inc
(d)
31,175 2,956
MEDNAX Inc
(d)
115,593 3,148
ModivCare Inc
(d)
16,493 2,685
Pennant Group Inc/The
(d)
36,085 923
RadNet Inc
(d)
59,071 1,836
Select Medical Holdings Corp 142,390 4,730
Tivity Health Inc
(d)
59,171 1,480
US Physical Therapy Inc 17,287 1,865
$ 33,082
Home Builders - 2.30%
Cavco Industries Inc
(d)
11,443 2,751
Century Communities Inc 39,789 2,668
Installed Building Products Inc 31,424 3,992
LCI Industries 33,848 4,727
LGI Homes Inc
(d)
29,014 4,332
M/I Homes Inc
(d)
39,267 2,248
MDC Holdings Inc 75,664 3,706
Meritage Homes Corp
(d)
50,422 5,481
Winnebago Industries Inc 45,000 3,046
$ 32,951
Home Furnishings - 0.53%
Daktronics Inc
(d)
50,184 279
Ethan Allen Interiors Inc 29,360 681
iRobot Corp
(d)
37,570 3,134
Sleep Number Corp
(d)
31,638 2,795
Universal Electronics Inc
(d)
18,060 744
$ 7,633
Housewares - 0.10%
Tupperware Brands Corp
(d)
66,822 1,486
Insurance - 2.98%
Ambac Financial Group Inc
(d)
61,900 1,047
American Equity Investment Life Holding Co 110,275 3,514
AMERISAFE Inc 25,935 1,538
Assured Guaranty Ltd 97,718 5,431
eHealth Inc
(d)
31,565 1,400
Employers Holdings Inc 37,892 1,463
Genworth Financial Inc
(d)
679,547 2,793
HCI Group Inc 8,832 1,184
Horace Mann Educators Corp 55,565 2,177
James River Group Holdings Ltd 49,925 1,595
NMI Holdings Inc
(d)
114,784 2,787
Palomar Holdings Inc
(d)
32,284 2,952
ProAssurance Corp 72,299 1,656
Safety Insurance Group Inc 19,063 1,495
Selectquote Inc
(d)
166,310 2,210
SiriusPoint Ltd
(d)
117,250 1,102
Stewart Information Services Corp 36,007 2,563
Trupanion Inc
(d)
45,803 4,690
United Fire Group Inc 28,931 591
Universal Insurance Holdings Inc 37,692 557
$ 42,745
Internet - 1.50%
Cogent Communications Holdings Inc 56,818 4,352
ePlus Inc
(d)
18,088 2,000
HealthStream Inc
(d)
33,809 900
Liquidity Services Inc
(d)
35,599 786
Perficient Inc
(d)
44,105 5,451
QuinStreet Inc
(d)
66,068 925
Shutterstock Inc 31,390 3,803
TechTarget Inc
(d)
33,941 3,201
$ 21,418
Iron & Steel - 0.33%
Allegheny Technologies Inc
(d)
170,423 2,744
Carpenter Technology Corp 64,330 1,986
$ 4,730

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services - 0.23%
Vista Outdoor Inc
(d)
76,845 $ 3,215
Lodging - 0.04%
Marcus Corp/The
(d)
29,282 544
Machinery - Construction & Mining - 0.11%
Astec Industries Inc 30,481 1,627
Machinery - Diversified - 2.62%
Alamo Group Inc 13,260 2,005
Albany International Corp 43,366 3,497
Applied Industrial Technologies Inc 52,045 5,073
Chart Industries Inc
(d)
47,700 8,468
CIRCOR International Inc
(d)
27,126 774
DXP Enterprises Inc/TX
(d)
23,667 780
Ichor Holdings Ltd
(d)
37,982 1,661
Lindsay Corp 14,608 2,128
SPX FLOW Inc 55,756 4,165
Tennant Co 25,004 1,987
Watts Water Technologies Inc 36,920 7,016
$ 37,554
Media - 0.61%
AMC Networks Inc
(d)
39,101 1,556
EW Scripps Co/The 76,520 1,423
Gannett Co Inc
(d)
191,008 1,108
Meredith Corp
(d)
54,366 3,166
Scholastic Corp 40,778 1,476
$ 8,729
Metal Fabrication & Hardware - 0.79%
AZZ Inc 33,580 1,784
Mueller Industries Inc 76,548 4,029
Olympic Steel Inc 12,460 336
Proto Labs Inc
(d)
37,181 2,224
Standex International Corp 16,356 1,820
TimkenSteel Corp
(d)
55,041 768
Tredegar Corp 34,331 414
$ 11,375
Mining - 0.93%
Arconic Corp
(d)
146,489 4,310
Century Aluminum Co
(d)
67,599 893
Kaiser Aluminum Corp 21,242 2,063
Livent Corp
(d)
216,353 6,106
$ 13,372
Miscellaneous Manufacturers - 2.40%
Enerpac Tool Group Corp 80,631 1,684
EnPro Industries Inc 27,593 2,474
ESCO Technologies Inc 34,904 2,952
Fabrinet
(d)
49,400 4,742
Federal Signal Corp 81,875 3,505
Haynes International Inc 16,995 682
Hillenbrand Inc 97,821 4,447
John Bean Technologies Corp 42,547 6,286
Materion Corp 27,373 1,976
Myers Industries Inc 48,449 997
Raven Industries Inc
(d)
48,106 2,782
Sturm Ruger & Co Inc 23,568 1,859
$ 34,386
Office & Business Equipment - 0.11%
Pitney Bowes Inc 221,469 1,537
Office Furnishings - 0.23%
HNI Corp 58,763 2,197
Interface Inc 79,094 1,136
$ 3,333
Oil & Gas - 3.46%
Bonanza Creek Energy Inc 41,315 2,319
Callon Petroleum Co
(d)
52,699 2,726
Helmerich & Payne Inc 144,511 4,486
Laredo Petroleum Inc
(d)
18,079 1,363
Matador Resources Co 147,277 6,163
Nabors Industries Ltd
(d)
10,375 1,063
Par Pacific Holdings Inc
(d)
61,303 948
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Patterson-UTI Energy Inc 253,169 $ 2,167
PBF Energy Inc
(d)
127,230 1,859
PDC Energy Inc 132,137 6,912
Range Resources Corp
(d)
347,924 8,114
Ranger Oil Corp
(d)
20,508 678
SM Energy Co 162,352 5,572
Southwestern Energy Co
(d)
906,737 4,425
Talos Energy Inc
(d)
54,825 711
$ 49,506
Oil & Gas Services - 0.93%
Archrock Inc 179,488 1,470
Bristow Group Inc
(d)
31,036 1,074
Core Laboratories NV 62,052 1,614
DMC Global Inc
(d)
25,079 1,048
Dril-Quip Inc
(d)
47,454 1,118
Helix Energy Solutions Group Inc
(d)
189,845 718
Matrix Service Co
(d)
35,524 363
NOW Inc
(d)
148,074 1,069
Oceaneering International Inc
(d)
133,657 1,818
Oil States International Inc
(d)
82,200 498
ProPetro Holding Corp
(d)
113,403 1,087
RPC Inc
(d)
95,343 514
US Silica Holdings Inc
(d)
100,120 969
$ 13,360
Packaging & Containers - 0.29%
Matthews International Corp 42,340 1,455
O-I Glass Inc
(d)
210,652 2,749
$ 4,204
Pharmaceuticals - 2.80%
Amphastar Pharmaceuticals Inc
(d)
49,535 925
Anika Therapeutics Inc
(d)
19,317 805
Coherus Biosciences Inc
(d)
85,018 1,422
Collegium Pharmaceutical Inc
(d)
47,632 935
Corcept Therapeutics Inc
(d)
139,737 2,515
Covetrus Inc
(d)
138,233 2,791
Cytokinetics Inc
(d)
111,849 3,905
Eagle Pharmaceuticals Inc/DE
(d)
15,437 808
Enanta Pharmaceuticals Inc
(d)
24,097 2,069
Endo International PLC
(d)
312,729 1,329
Harmony Biosciences Holdings Inc
(d)
29,778 1,235
Heska Corp
(d)
14,257 3,187
Owens & Minor Inc 101,068 3,626
Pacira BioSciences Inc
(d)
59,540 3,113
Phibro Animal Health Corp 27,239 598
Prestige Consumer Healthcare Inc
(d)
67,047 4,022
Spectrum Pharmaceuticals Inc
(d)
219,787 402
Supernus Pharmaceuticals Inc
(d)
71,180 2,125
uniQure NV
(d)
48,129 1,466
USANA Health Sciences Inc
(d)
16,080 1,561
Vanda Pharmaceuticals Inc
(d)
74,517 1,276
$ 40,115
Real Estate - 0.50%
Marcus & Millichap Inc
(d)
33,394 1,573
RE/MAX Holdings Inc 25,301 805
Realogy Holdings Corp
(d)
156,143 2,704
St Joe Co/The 44,162 2,077
$ 7,159
REITs - 8.62%
Acadia Realty Trust 118,439 2,532
Agree Realty Corp 92,307 6,559
Alexander & Baldwin Inc 97,124 2,382
American Assets Trust Inc 70,461 2,666
Apollo Commercial Real Estate Finance Inc 176,119 2,666
Armada Hoffler Properties Inc 81,691 1,120
ARMOUR Residential REIT Inc 111,294 1,171
Brandywine Realty Trust 228,888 3,033
CareTrust REIT Inc 129,961 2,697
Centerspace 18,809 1,904
Chatham Lodging Trust
(d)
65,301 829

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Community Healthcare Trust Inc 31,100 $ 1,488
DiamondRock Hospitality Co
(d)
282,086 2,550
Diversified Healthcare Trust 319,259 1,162
Easterly Government Properties Inc 112,429 2,364
Ellington Financial Inc 63,771 1,159
Essential Properties Realty Trust Inc 158,382 4,718
Four Corners Property Trust Inc 102,059 2,960
Franklin BSP Realty Trust Inc
(d)
42,661 700
Franklin Street Properties Corp 129,453 583
GEO Group Inc/The 164,139 1,343
Getty Realty Corp 52,117 1,674
Global Net Lease Inc 134,321 2,152
Granite Point Mortgage Trust Inc 73,380 983
Hersha Hospitality Trust
(d)
44,121 394
Independence Realty Trust Inc 140,778 3,327
Industrial Logistics Properties Trust 87,476 2,457
Innovative Industrial Properties Inc 32,048 8,431
Invesco Mortgage Capital Inc 387,971 1,218
iStar Inc 96,017 2,423
KKR Real Estate Finance Trust Inc 54,077 1,174
Lexington Realty Trust 371,888 5,418
LTC Properties Inc 52,735 1,680
Mack-Cali Realty Corp
(d)
107,189 1,950
New York Mortgage Trust Inc 508,132 2,231
NexPoint Residential Trust Inc 30,316 2,147
Office Properties Income Trust 64,735 1,659
PennyMac Mortgage Investment Trust 131,082 2,641
Ready Capital Corp 76,321 1,181
Redwood Trust Inc 151,417 2,053
Retail Opportunity Investments Corp 162,630 2,890
RPT Realty 108,717 1,445
Safehold Inc 17,857 1,334
Saul Centers Inc 17,385 807
Service Properties Trust 220,796 2,378
SITE Centers Corp 240,249 3,818
Summit Hotel Properties Inc
(d)
142,565 1,426
Tanger Factory Outlet Centers Inc 139,230 2,339
Two Harbors Investment Corp 460,489 2,956
Uniti Group Inc 312,605 4,473
Universal Health Realty Income Trust 17,168 978
Urstadt Biddle Properties Inc 40,315 792
Washington Real Estate Investment Trust 113,317 2,873
Whitestone REIT 58,301 535
Xenia Hotels & Resorts Inc
(d)
152,962 2,723
$ 123,546
Retail - 6.66%
Abercrombie & Fitch Co
(d)
82,418 3,259
America's Car-Mart Inc/TX
(d)
8,447 1,009
Asbury Automotive Group Inc
(d)
25,904 5,070
Barnes & Noble Education Inc
(d)
48,172 500
Bed Bath & Beyond Inc
(d)
139,976 1,965
Big Lots Inc 46,391 2,053
BJ's Restaurants Inc
(d)
31,201 1,040
Bloomin' Brands Inc
(d)
108,745 2,351
Boot Barn Holdings Inc
(d)
39,552 4,133
Brinker International Inc
(d)
61,275 2,571
Buckle Inc/The 39,337 1,637
Caleres Inc 51,272 1,182
Cato Corp/The 26,225 462
Cheesecake Factory Inc/The
(d)
64,991 2,641
Chico's FAS Inc
(d)
164,203 897
Children's Place Inc/The
(d)
18,662 1,547
Chuy's Holdings Inc
(d)
26,783 781
Conn's Inc
(d)
25,560 569
Dave & Buster's Entertainment Inc
(d)
51,599 1,916
Designer Brands Inc
(d)
82,001 1,110
Dine Brands Global Inc 23,005 1,944
El Pollo Loco Holdings Inc
(d)
26,005 382
Fiesta Restaurant Group Inc
(d)
23,390 247
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Genesco Inc
(d)
18,829 $ 1,141
GMS Inc
(d)
57,694 2,858
Group 1 Automotive Inc 24,205 4,352
Guess? Inc 52,171 1,080
Haverty Furniture Cos Inc 20,519 589
Hibbett Inc 20,159 1,561
La-Z-Boy Inc 60,586 2,014
Lumber Liquidators Holdings Inc
(d)
38,950 704
Macy's Inc 417,689 11,056
MarineMax Inc
(d)
29,124 1,508
Movado Group Inc 22,528 750
ODP Corp/The
(d)
63,567 2,752
OptimizeRx Corp
(d)
23,696 2,291
PC Connection Inc 14,734 679
PetMed Express Inc
(e)
27,254 775
PriceSmart Inc 32,156 2,314
Red Robin Gourmet Burgers Inc
(d)
21,004 417
Ruth's Hospitality Group Inc
(d)
43,063 833
Sally Beauty Holdings Inc
(d)
151,387 2,310
Shake Shack Inc
(d)
52,414 3,626
Shoe Carnival Inc 23,536 797
Signet Jewelers Ltd 70,538 6,291
Sonic Automotive Inc 28,230 1,395
Vera Bradley Inc
(d)
34,142 335
World Fuel Services Corp 85,050 2,597
Zumiez Inc
(d)
29,348 1,194
$ 95,485
Savings & Loans - 2.10%
Axos Financial Inc
(d)
71,499 3,789
Banc of California Inc 71,680 1,457
Berkshire Hills Bancorp Inc 65,532 1,779
Brookline Bancorp Inc 104,726 1,681
Capitol Federal Financial Inc 172,926 2,098
Investors Bancorp Inc 301,788 4,617
Northfield Bancorp Inc 59,879 1,051
Northwest Bancshares Inc 169,943 2,345
Pacific Premier Bancorp Inc 126,767 5,323
Provident Financial Services Inc 104,253 2,581
WSFS Financial Corp 63,665 3,299
$ 30,020
Semiconductors - 3.70%
Axcelis Technologies Inc
(d)
44,968 2,470
CEVA Inc
(d)
30,731 1,402
Cohu Inc
(d)
65,087 2,085
CTS Corp 43,430 1,547
Diodes Inc
(d)
60,218 5,786
DSP Group Inc
(d)
30,464 669
FormFactor Inc
(d)
104,032 4,139
Kulicke & Soffa Industries Inc 82,996 4,731
MaxLinear Inc
(d)
94,222 5,936
Onto Innovation Inc
(d)
65,986 5,227
Photronics Inc
(d)
83,010 1,078
Power Integrations Inc 80,749 8,334
Rambus Inc
(d)
145,848 3,394
SMART Global Holdings Inc
(d)
30,867 1,650
Ultra Clean Holdings Inc
(d)
59,866 2,968
Veeco Instruments Inc
(d)
67,434 1,638
$ 53,054
Software - 3.16%
8x8 Inc
(d)
150,046 3,400
Agilysys Inc
(d)
26,005 1,241
Allscripts Healthcare Solutions Inc
(d)
167,430 2,307
Apollo Medical Holdings Inc
(d)
50,399 3,459
Bottomline Technologies DE Inc
(d)
52,677 2,439
Computer Programs and Systems Inc
(d)
19,617 708
Consensus Cloud Solutions Inc
(d)
21,502 1,362
CSG Systems International Inc 43,854 2,195
Digi International Inc
(d)
45,686 984
Donnelley Financial Solutions Inc
(d)
39,610 1,518

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Ebix Inc 31,909 $ 1,047
LivePerson Inc
(d)
86,895 4,476
ManTech International Corp/VA 36,845 3,177
NextGen Healthcare Inc
(d)
75,674 1,245
PDF Solutions Inc
(d)
39,891 939
Progress Software Corp 58,602 3,013
Simulations Plus Inc
(e)
21,031 1,062
SPS Commerce Inc
(d)
47,991 7,330
Tabula Rasa HealthCare Inc
(d)
30,831 837
Xperi Holding Corp 140,319 2,514
$ 45,253
Telecommunications - 1.63%
ADTRAN Inc 65,040 1,202
ATN International Inc 14,661 598
CalAmp Corp
(d)
47,258 455
Consolidated Communications Holdings Inc
(d)
96,552 714
Extreme Networks Inc
(d)
169,668 1,668
Harmonic Inc
(d)
136,351 1,237
InterDigital Inc 41,127 2,753
NETGEAR Inc
(d)
40,909 1,179
Plantronics Inc
(d)
56,681 1,517
Shenandoah Telecommunications Co 66,919 1,850
Viavi Solutions Inc
(d)
306,219 4,716
Vonage Holdings Corp
(d)
337,311 5,437
$ 23,326
Textiles - 0.28%
UniFirst Corp/MA 20,416 4,042
Transportation - 1.58%
ArcBest Corp 34,231 3,076
Atlas Air Worldwide Holdings Inc
(d)
36,153 2,933
Dorian LPG Ltd 37,220 451
Echo Global Logistics Inc
(d)
35,665 1,720
Forward Air Corp 36,296 3,650
Heartland Express Inc 62,813 1,026
Hub Group Inc
(d)
45,147 3,547
Marten Transport Ltd 79,921 1,329
Matson Inc 58,207 4,847
$ 22,579
Trucking & Leasing - 0.12%
Greenbrier Cos Inc/The 43,363 1,779
Water - 0.79%
American States Water Co 49,464 4,493
California Water Service Group 69,020 4,202
Middlesex Water Co 23,426 2,580
$ 11,275
TOTAL COMMON STOCKS $ 1,420,552
Total Investments $ 1,436,141
Other Assets and Liabilities -  (0.23)% (3,331)
TOTAL NET ASSETS - 100.00% $ 1,432,810
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $5,097 or
0.36% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,983 or 0.35% of net assets.
Portfolio Summary  (unaudited)
Sector Percent
Financial 26.05%
Consumer, Non-cyclical 18.63%
Industrial 16.33%
Consumer, Cyclical 14.19%
Technology 8.44%
Energy 5.19%
Basic Materials 4.88%
Communications 3.74%
Utilities 1.69%
Money Market Funds 0.98%
Investment Companies 0.11%
Other Assets and Liabilities
(0.23)%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 34,576 $ 549,776 $ 570,979 $ 13,373
$ 34,576 $ 549,776 $ 570,979 $ 13,373
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
October 31, 2021
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2021 Long 92 $ 10,558 $ 111
Total $ 111
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1 .91 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .21%
iShares Russell 2000 Value ETF 17,100 $ 2,845
Money Market Funds - 1 .70%
BlackRock Liquidity FedFund - Institutional
Class 0.03%
(a),(b)
975,431 975
Principal Government Money Market Fund -
Institutional Class 0.00%
(a),(b),(c),(d)
22,955,648 22,956
$ 23,931
TOTAL INVESTMENT COMPANIES $ 26,776
COMMON STOCKS - 97 .54 % Shares Held Value (000's)
Advertising - 0 .14%
Advantage Solutions Inc
(d)
104,771 $ 895
Boston Omaha Corp
(d)
1,492 53
Clear Channel Outdoor Holdings Inc
(d)
27,958 81
Fluent Inc
(d)
3,700 9
National CineMedia Inc 4,873 15
Stagwell Inc
(d)
105,752 918
$ 1,971
Aerospace & Defense - 0 .50%
AAR Corp
(d)
75,270 2,662
Aerojet Rocketdyne Holdings Inc 1,308 58
AerSale Corp
(d)
815 18
Astronics Corp
(d)
2,061 27
Barnes Group Inc 3,996 168
Ducommun Inc
(d)
930 45
Kaman Corp 2,331 83
Kratos Defense & Security Solutions Inc
(d)
8,028 172
Moog Inc 25,043 1,891
National Presto Industries Inc 22,087 1,836
Park Aerospace Corp 1,672 22
Triumph Group Inc
(d)
5,376 110
$ 7,092
Agriculture - 0 .03%
Andersons Inc/The 1,604 55
Cadiz Inc
(d),(e)
1,683 10
Fresh Del Monte Produce Inc 2,832 95
Limoneira Co 1,023 16
Tejon Ranch Co
(d)
1,761 32
Universal Corp/VA 2,059 97
Vector Group Ltd 10,418 138
$ 443
Airlines - 0 .11%
Hawaiian Holdings Inc
(d)
4,268 83
Mesa Air Group Inc
(d)
2,869 22
SkyWest Inc
(d)
4,204 181
Spirit Airlines Inc
(d)
58,103 1,269
$ 1,555
Apparel - 0 .98%
Capri Holdings Ltd
(d)
211,290 11,249
Fossil Group Inc
(d)
4,049 48
Oxford Industries Inc 1,251 116
Rocky Brands Inc 15,157 827
Superior Group of Cos Inc 13,132 341
Torrid Holdings Inc
(d),(e)
797 12
Urban Outfitters Inc
(d)
37,142 1,186
$ 13,779
Automobile Manufacturers - 0 .20%
Blue Bird Corp
(d)
730 14
Canoo Inc
(d),(e)
4,892 39
Fisker Inc
(d),(e)
1,175 19
Hyliion Holdings Corp
(d),(e)
7,996 65
Lordstown Motors Corp
(d),(e)
7,311 38
REV Group Inc 2,037 31
Wabash National Corp 159,605 2,479
Workhorse Group Inc
(d),(e)
9,243 62
XL Fleet Corp
(d),(e)
2,564 14
$ 2,761
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 1 .16%
Adient PLC
(d)
61,550 $ 2,562
Aeva Technologies Inc
(d),(e)
6,471 50
Allison Transmission Holdings Inc 47,800 1,595
American Axle & Manufacturing Holdings Inc
(d)
4,865 44
Commercial Vehicle Group Inc
(d)
1,709 17
Cooper-Standard Holdings Inc
(d)
1,403 36
Dana Inc 5,683 126
Goodyear Tire & Rubber Co/The
(d)
179,452 3,431
Meritor Inc
(d)
98,484 2,397
Methode Electronics Inc 62,822 2,643
Miller Industries Inc/TN 32,688 1,181
Modine Manufacturing Co
(d)
40,162 442
Motorcar Parts of America Inc
(d)
62,204 1,177
Romeo Power Inc
(d),(e)
2,250 10
Standard Motor Products Inc 10,315 495
Tenneco Inc
(d)
541 7
Titan International Inc
(d)
3,649 26
$ 16,239
Banks - 14 .92%
1st Source Corp 41,662 2,012
Alerus Financial Corp 1,245 39
Allegiance Bancshares Inc 1,606 63
Amalgamated Financial Corp 69,753 1,280
American National Bankshares Inc 879 33
Ameris Bancorp 5,614 294
Arrow Financial Corp 1,183 42
Associated Banc-Corp 127,686 2,845
Atlantic Capital Bancshares Inc
(d)
1,688 46
Atlantic Union Bankshares Corp 6,477 232
BancFirst Corp 1,448 94
Bancorp Inc/The
(d)
4,417 135
Bank First Corp 572 41
Bank of Marin Bancorp 36,071 1,374
Bank of NT Butterfield & Son Ltd/The 4,236 152
BankUnited Inc 65,166 2,643
Bankwell Financial Group Inc 19,800 588
Banner Corp 14,227 822
Bar Harbor Bankshares 21,841 649
BCB Bancorp Inc 39,800 602
Blue Foundry Bancorp
(d)
2,225 31
Blue Ridge Bankshares Inc
(e)
1,485 27
BOK Financial Corp 17,200 1,740
Bridgewater Bancshares Inc
(d)
34,807 629
Bryn Mawr Bank Corp 21,669 1,004
Business First Bancshares Inc 1,603 43
Byline Bancorp Inc 2,103 54
Cadence Bank 379,807 11,022
Cambridge Bancorp 583 54
Camden National Corp 14,922 711
Capital Bancorp Inc 27,199 692
Capital City Bank Group Inc 1,113 30
Capstar Financial Holdings Inc 1,754 39
Carter Bankshares Inc
(d)
41,921 628
Cathay General Bancorp 81,377 3,433
CBTX Inc 1,577 43
Central Pacific Financial Corp 73,022 2,008
Central Valley Community Bancorp 54,400 1,160
Century Bancorp Inc/MA 232 27
CIT Group Inc 56,184 2,783
Citizens & Northern Corp 1,329 34
City Holding Co 1,281 102
Civista Bancshares Inc 29,252 704
CNB Financial Corp/PA 26,076 669
Coastal Financial Corp/WA
(d)
251 10
Columbia Banking System Inc 6,624 226
Community Bank System Inc 4,520 324
Community Financial Corp/The 16,200 618
Community Trust Bancorp Inc 35,740 1,561
ConnectOne Bancorp Inc 62,248 2,099

Schedule of Investments
SmallCap Value Fund II
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
CrossFirst Bankshares Inc
(d)
44,483 $ 633
Customers Bancorp Inc
(d)
35,559 1,895
CVB Financial Corp 33,440 670
Dime Community Bancshares Inc 57,731 2,060
Eagle Bancorp Inc 48,870 2,765
Eastern Bankshares Inc 54,816 1,138
Enterprise Bancorp Inc/MA 791 29
Enterprise Financial Services Corp 16,589 780
Equity Bancshares Inc 20,758 695
Farmers National Banc Corp 2,621 47
FB Financial Corp 64,355 2,917
Fidelity D&D Bancorp Inc
(e)
340 17
Financial Institutions Inc 44,847 1,431
First Bancorp Inc/The 884 26
First BanCorp/Puerto Rico 273,453 3,733
First Bancorp/Southern Pines NC 2,903 141
First Bancshares Inc/The 1,709 69
First Bank/Hamilton NJ 1,314 20
First Busey Corp 81,091 2,067
First Business Financial Services Inc 20,349 594
First Commonwealth Financial Corp 8,103 124
First Community Bankshares Inc 1,453 47
First Financial Bancorp 94,777 2,254
First Financial Bankshares Inc 765 39
First Financial Corp/IN 45,088 1,932
First Foundation Inc 3,353 89
First Hawaiian Inc 64,007 1,766
First Internet Bancorp 36,695 1,249
First Interstate BancSystem Inc 3,457 144
First Merchants Corp 13,240 551
First Mid Bancshares Inc 31,424 1,353
First Midwest Bancorp Inc/IL 42,719 822
First of Long Island Corp/The 62,018 1,249
Five Star Bancorp 278 8
Flagstar Bancorp Inc 4,401 208
FNB Corp/PA 148,700 1,732
Fulton Financial Corp 129,624 2,087
German American Bancorp Inc 2,085 82
Glacier Bancorp Inc 8,224 455
Great Southern Bancorp Inc 34,092 1,923
Great Western Bancorp Inc 63,475 2,161
Guaranty Bancshares Inc/TX 681 26
Hancock Whitney Corp 48,106 2,381
Hanmi Financial Corp 116,144 2,577
HarborOne Bancorp Inc 4,184 60
HBT Financial Inc 865 16
Heartland Financial USA Inc 3,402 171
Heritage Commerce Corp 4,962 59
Heritage Financial Corp/WA 28,394 705
Hilltop Holdings Inc 42,087 1,491
Home BancShares Inc/AR 12,880 306
HomeStreet Inc 44,953 2,120
Hope Bancorp Inc 184,053 2,686
Horizon Bancorp Inc/IN 73,240 1,396
Howard Bancorp Inc
(d)
1,111 23
Independent Bank Corp 2,782 235
Independent Bank Corp/MI 59,274 1,335
Independent Bank Group Inc 3,177 230
International Bancshares Corp 50,628 2,146
Investar Holding Corp 27,800 520
Kearny Financial Corp/MD 4,340 58
Lakeland Bancorp Inc 111,953 2,013
Lakeland Financial Corp 1,923 138
Luther Burbank Corp 74,729 1,084
Macatawa Bank Corp 2,334 20
Mercantile Bank Corp 38,624 1,328
Merchants Bancorp/IN 841 37
Meta Financial Group Inc 1,883 104
Metrocity Bankshares Inc 1,226 29
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Metropolitan Bank Holding Corp
(d)
32,062 $ 2,913
Mid Penn Bancorp Inc 839 24
Midland States Bancorp Inc 82,713 2,122
MidWestOne Financial Group Inc 43,314 1,358
MVB Financial Corp 856 37
National Bank Holdings Corp 8,998 390
National Bankshares Inc 13,500 503
NBT Bancorp Inc 3,562 131
Nicolet Bankshares Inc
(d)
905 65
Northeast Bank 13,700 453
Northrim BanCorp Inc 13,734 610
OFG Bancorp 4,315 112
Old National Bancorp/IN 527,631 9,011
Old Second Bancorp Inc 2,340 32
Origin Bancorp Inc 1,549 69
Orrstown Financial Services Inc 25,542 606
PacWest Bancorp 272,590 12,940
Park National Corp 1,214 156
PCB Bancorp 63,100 1,344
PCSB Financial Corp 1,132 22
Peapack-Gladstone Financial Corp 58,784 1,972
Peoples Bancorp Inc/OH 43,038 1,375
Peoples Financial Services Corp 597 27
Pioneer Bancorp Inc/NY
(d)
1,048 13
Popular Inc 35,500 2,891
Preferred Bank/Los Angeles CA 25,363 1,739
Premier Financial Corp 81,730 2,606
Primis Financial Corp 80,949 1,226
Provident Bancorp Inc 1,295 23
QCR Holdings Inc 1,298 72
RBB Bancorp 49,516 1,271
Red River Bancshares Inc 391 20
Reliant Bancorp Inc 1,305 44
Renasant Corp 4,665 175
Republic Bancorp Inc/KY 25,499 1,377
Republic First Bancorp Inc
(d)
4,050 13
S&T Bancorp Inc 85,986 2,627
Sandy Spring Bancorp Inc 16,869 801
Seacoast Banking Corp of Florida 4,609 168
ServisFirst Bancshares Inc 715 57
Sierra Bancorp 37,963 948
Simmons First National Corp 40,824 1,220
SmartFinancial Inc 1,166 30
South Plains Financial Inc 917 24
Southern First Bancshares Inc
(d)
429 23
Southside Bancshares Inc 2,630 109
SouthState Corp 85,027 6,640
Spirit of Texas Bancshares Inc 1,080 26
Stock Yards Bancorp Inc 1,664 102
Summit Financial Group Inc 931 23
Synovus Financial Corp 43,600 2,031
Texas Capital Bancshares Inc
(d)
44,366 2,689
Tompkins Financial Corp 1,191 98
Towne Bank/Portsmouth VA 55,370 1,746
TriCo Bancshares 13,885 609
TriState Capital Holdings Inc
(d)
59,382 1,785
Triumph Bancorp Inc
(d)
142 17
TrustCo Bank Corp NY 56,549 1,898
Trustmark Corp 45,953 1,462
UMB Financial Corp 3,697 365
Umpqua Holdings Corp 31,700 648
United Bankshares Inc/WV 185,999 6,880
United Community Banks Inc/GA 201,115 7,007
Univest Financial Corp 57,365 1,646
Valley National Bancorp 117,429 1,558
Veritex Holdings Inc 3,449 141
Walker & Dunlop Inc 2,216 288
Washington Trust Bancorp Inc 13,844 757
Webster Financial Corp 37,300 2,087

Schedule of Investments
SmallCap Value Fund II
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
WesBanco Inc 5,358 $ 186
West BanCorp Inc 1,131 36
Westamerica BanCorp 2,198 123
William Penn Bancorp 50,200 613
Wintrust Financial Corp 32,200 2,850
$ 209,847
Beverages - 0 .02%
Duckhorn Portfolio Inc/The
(d)
600 12
MGP Ingredients Inc 208 13
NewAge Inc
(d)
5,228 8
Primo Water Corp 13,281 211
Zevia PBC
(d)
243 3
$ 247
Biotechnology - 1 .06%
4D Molecular Therapeutics Inc
(d),(e)
1,583 38
89bio Inc
(d)
825 15
Absci Corp
(d),(e)
485 7
Achillion Pharamceuticals Inc
(d),(f)
8,433 4
Acumen Pharmaceuticals Inc
(d)
334 5
Adagio Therapeutics Inc
(d)
741 22
Adicet Bio Inc
(d)
1,891 16
Adverum Biotechnologies Inc
(d)
7,349 17
Aerovate Therapeutics Inc
(d)
351 6
Akero Therapeutics Inc
(d)
568 12
Akouos Inc
(d)
2,057 19
Albireo Pharma Inc
(d)
292 9
Allogene Therapeutics Inc
(d)
3,426 59
Alpha Teknova Inc
(d)
241 6
Altimmune Inc
(d)
3,344 36
AnaptysBio Inc
(d)
39,407 1,296
ANI Pharmaceuticals Inc
(d)
834 31
Annexon Inc
(d)
2,631 43
Applied Therapeutics Inc
(d)
371 5
Arbutus Biopharma Corp
(d)
6,001 24
Arcturus Therapeutics Holdings Inc
(d)
1,781 80
Arcus Biosciences Inc
(d)
3,824 128
Arcutis Biotherapeutics Inc
(d)
2,135 45
Ardelyx Inc
(d)
2,215 3
Arena Pharmaceuticals Inc
(d)
4,666 268
Atara Biotherapeutics Inc
(d)
23,812 369
Atea Pharmaceuticals Inc
(d)
4,961 58
Athersys Inc
(d)
3,060 4
Athira Pharma Inc
(d)
2,767 36
Atossa Therapeutics Inc
(d),(e)
9,336 24
Atreca Inc
(d)
2,350 12
Avalo Therapeutics Inc
(d)
498 1
Avid Bioservices Inc
(d)
297 9
Avidity Biosciences Inc
(d)
2,629 59
Avrobio Inc
(d)
3,113 18
BioCryst Pharmaceuticals Inc
(d)
13,480 201
Biohaven Pharmaceutical Holding Co Ltd
(d)
1,544 220
Black Diamond Therapeutics Inc
(d)
1,951 15
Bluebird Bio Inc
(d)
5,702 134
Blueprint Medicines Corp
(d)
323 36
Bolt Biotherapeutics Inc
(d)
1,929 25
Bridgebio Pharma Inc
(d)
2,988 148
Brooklyn ImmunoTherapeutics Inc
(d)
328 3
Cara Therapeutics Inc
(d)
3,749 63
Cardiff Oncology Inc
(d)
3,102 18
Caribou Biosciences Inc
(d)
673 15
Celldex Therapeutics Inc
(d)
827 35
CEL-SCI Corp
(d),(e)
342 4
Century Therapeutics Inc
(d)
413 9
ChemoCentryx Inc
(d)
4,252 148
Chinook Therapeutics Inc
(d)
2,846 31
Clene Inc
(d)
542 3
Codex DNA Inc
(d)
270 3
Cogent Biosciences Inc
(d),(e)
2,277 19
Crinetics Pharmaceuticals Inc
(d)
444 11
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Cullinan Oncology Inc
(d)
2,042 $ 45
Curis Inc
(d)
46,913 305
Cymabay Therapeutics Inc
(d)
5,913 23
Cyteir Therapeutics Inc
(d),(e)
292 5
Cytek Biosciences Inc
(d)
244 6
CytomX Therapeutics Inc
(d)
813 5
Day One Biopharmaceuticals Inc
(d),(e)
386 9
Deciphera Pharmaceuticals Inc
(d)
489 16
Design Therapeutics Inc
(d)
547 9
Dyne Therapeutics Inc
(d)
2,576 37
Eiger BioPharmaceuticals Inc
(d)
2,746 19
Eliem Therapeutics Inc
(d)
245 4
Emergent BioSolutions Inc
(d)
137,250 6,542
Erasca Inc
(d),(e)
725 14
Exagen Inc
(d)
591 7
EyePoint Pharmaceuticals Inc
(d)
1,788 21
FibroGen Inc
(d)
627 7
Finch Therapeutics Group Inc
(d)
580 8
Forma Therapeutics Holdings Inc
(d)
2,910 54
Frequency Therapeutics Inc
(d)
2,744 17
Gemini Therapeutics Inc
(d)
1,551 6
Generation Bio Co
(d)
227 5
Geron Corp
(d)
25,422 39
Gossamer Bio Inc
(d)
5,248 65
Graphite Bio Inc
(d)
570 7
Harvard Bioscience Inc
(d)
553 4
Homology Medicines Inc
(d)
3,600 21
iBio Inc
(d)
18,046 14
Icosavax Inc
(d)
468 12
Ikena Oncology Inc
(d)
812 9
Imago Biosciences Inc
(d)
340 9
Immunic Inc
(d)
1,576 15
ImmunityBio Inc
(d),(e)
5,101 40
ImmunoGen Inc
(d)
7,691 46
Immunovant Inc
(d)
1,206 10
Impel Neuropharma Inc
(d),(e)
211 2
Infinity Pharmaceuticals Inc
(d)
1,020 3
Innoviva Inc
(d)
3,239 57
Inovio Pharmaceuticals Inc
(d),(e)
17,457 125
Inozyme Pharma Inc
(d)
1,300 12
Instil Bio Inc
(d)
841 17
iTeos Therapeutics Inc
(d)
1,730 46
IVERIC bio Inc
(d)
7,039 125
Janux Therapeutics Inc
(d)
463 11
Kaleido Biosciences Inc
(d)
232 1
KemPharm Inc
(d),(e)
1,327 13
Kezar Life Sciences Inc
(d)
2,915 23
Kiniksa Pharmaceuticals Ltd
(d)
1,335 14
Kinnate Biopharma Inc
(d)
2,061 49
Kronos Bio Inc
(d)
2,882 47
Krystal Biotech Inc
(d)
985 49
Lexicon Pharmaceuticals Inc
(d)
3,435 18
Ligand Pharmaceuticals Inc
(d)
1,120 163
Lineage Cell Therapeutics Inc
(d),(e)
10,295 23
MacroGenics Inc
(d)
424 8
Magenta Therapeutics Inc
(d)
254 2
MaxCyte Inc
(d)
549 6
MeiraGTx Holdings plc
(d)
2,393 51
Mersana Therapeutics Inc
(d)
1,849 16
Monte Rosa Therapeutics Inc
(d),(e)
405 10
Mustang Bio Inc
(d)
5,888 13
Myriad Genetics Inc
(d)
6,547 201
NGM Biopharmaceuticals Inc
(d)
2,446 45
Nkarta Inc
(d)
1,207 19
Nurix Therapeutics Inc
(d)
233 8
Nuvalent Inc
(d)
374 9
Nuvation Bio Inc
(d)
885 8
Olema Pharmaceuticals Inc
(d)
1,136 31
Omega Therapeutics Inc
(d)
257 8

Schedule of Investments
SmallCap Value Fund II
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Oncocyte Corp
(d)
1,303 $ 4
Oncorus Inc
(d)
1,728 18
Oncternal Therapeutics Inc
(d)
3,744 14
Oyster Point Pharma Inc
(d),(e)
947 11
Pacific Biosciences of California Inc
(d)
8,915 236
Pliant Therapeutics Inc
(d)
219 4
Portage Biotech Inc
(d)
334 7
Poseida Therapeutics Inc
(d)
2,466 16
Praxis Precision Medicines Inc
(d)
2,507 52
Precigen Inc
(d)
54,738 264
Prothena Corp PLC
(d)
673 37
Provention Bio Inc
(d),(e)
4,764 30
Rain Therapeutics Inc
(d),(e)
266 4
Rallybio Corp
(d),(e)
250 4
Recursion Pharmaceuticals Inc
(d),(e)
778 15
REGENXBIO Inc
(d)
1,591 56
Relay Therapeutics Inc
(d)
543 18
Replimune Group Inc
(d)
757 22
REVOLUTION Medicines Inc
(d)
4,307 127
Sana Biotechnology Inc
(d)
389 8
Sangamo Therapeutics Inc
(d)
1,103 9
Scholar Rock Holding Corp
(d)
387 10
Seer Inc
(d)
2,157 80
Selecta Biosciences Inc
(d)
6,894 25
Sensei Biotherapeutics Inc
(d),(e)
1,760 15
Shattuck Labs Inc
(d)
406 8
Sigilon Therapeutics Inc
(d)
1,173 6
Silverback Therapeutics Inc
(d),(e)
1,726 15
Singular Genomics Systems Inc
(d)
414 6
Solid Biosciences Inc
(d)
5,383 11
Sorrento Therapeutics Inc
(d),(e)
2,369 16
Spruce Biosciences Inc
(d)
735 4
SQZ Biotechnologies Co
(d)
1,950 26
Surface Oncology Inc
(d)
3,012 22
Sutro Biopharma Inc
(d)
3,411 69
Syndax Pharmaceuticals Inc
(d)
2,868 56
Talaris Therapeutics Inc
(d)
256 4
Tarsus Pharmaceuticals Inc
(d)
135 4
Taysha Gene Therapies Inc
(d),(e)
321 5
TCR2 Therapeutics Inc
(d)
2,616 16
Tenaya Therapeutics Inc
(d)
488 13
Terns Pharmaceuticals Inc
(d)
330 3
Theravance Biopharma Inc
(d)
491 4
Travere Therapeutics Inc
(d)
4,591 132
Trillium Therapeutics Inc
(d)
7,129 129
Turning Point Therapeutics Inc
(d)
3,450 143
UroGen Pharma Ltd
(d),(e)
449 8
Vaxart Inc
(d)
915 6
VBI Vaccines Inc
(d)
1,805 5
Vera Therapeutics Inc
(d)
245 5
Veracyte Inc
(d)
5,695 273
Veru Inc
(d)
1,623 13
Verve Therapeutics Inc
(d),(e)
554 26
Viking Therapeutics Inc
(d)
5,877 34
Viracta Therapeutics Inc
(d),(e)
2,433 14
VistaGen Therapeutics Inc
(d)
2,640 6
Vor BioPharma Inc
(d)
1,443 23
Werewolf Therapeutics Inc
(d)
211 3
XBiotech Inc
(e)
1,286 19
XOMA Corp
(d),(e)
503 13
$ 14,839
Building Materials - 2 .24%
American Woodmark Corp
(d)
1,415 97
Apogee Enterprises Inc 35,135 1,474
Armstrong Flooring Inc
(d)
300,951 855
Boise Cascade Co 36,109 2,045
Builders FirstSource Inc
(d)
93,160 5,428
Caesarstone Ltd 1,875 23
Gibraltar Industries Inc
(d)
87,053 5,673
COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Griffon Corp 23,823 $ 631
JELD-WEN Holding Inc
(d)
95,769 2,625
Masonite International Corp
(d)
21,758 2,611
PGT Innovations Inc
(d)
2,559 55
SPX Corp
(d)
136,480 7,929
Summit Materials Inc
(d)
10,027 357
UFP Industries Inc 17,681 1,446
View Inc
(d),(e)
8,280 44
Zurn Water Solutions Corp 4,835 175
$ 31,468
Chemicals - 4 .09%
AdvanSix Inc 58,917 2,864
American Vanguard Corp 112,764 1,757
Amyris Inc
(d)
12,856 191
Cabot Corp 36,400 1,942
Chemours Co/The 372,175 10,428
Ecovyst Inc 194,910 2,277
Element Solutions Inc 811,075 18,420
Ferro Corp
(d)
1,188 25
FMC Corp 106,565 9,698
GCP Applied Technologies Inc
(d)
118,353 2,676
Hawkins Inc 19,747 724
HB Fuller Co 31,809 2,242
Innospec Inc 3,961 359
Intrepid Potash Inc
(d)
855 42
Koppers Holdings Inc
(d)
1,780 62
Kraton Corp
(d)
2,652 121
Kronos Worldwide Inc 1,632 21
Minerals Technologies Inc 2,838 201
Oil-Dri Corp of America 462 16
Rayonier Advanced Materials Inc
(d)
5,278 38
Rogers Corp
(d)
192 39
Sensient Technologies Corp 1,724 165
Stepan Co 1,649 198
Trinseo PLC 38,500 2,158
Tronox Holdings PLC 9,678 226
Unifi Inc
(d)
27,629 663
Valhi Inc 202 5
Zymergen Inc
(d),(e)
1,274 13
$ 57,571
Coal - 0 .12%
Arch Resources Inc 1,023 93
CONSOL Energy Inc
(d)
2,891 79
Peabody Energy Corp
(d)
6,795 81
SunCoke Energy Inc 7,080 51
Warrior Met Coal Inc 59,110 1,417
$ 1,721
Commercial Services - 5 .57%
2U Inc
(d)
950 28
Aaron's Co Inc/The 111,791 2,615
ABM Industries Inc 48,262 2,123
Acacia Research Corp
(d)
4,261 24
Adtalem Global Education Inc
(d)
4,180 154
Alta Equipment Group Inc
(d)
1,309 19
American Public Education Inc
(d)
15,901 398
API Group Corp
(d)
16,731 364
ASGN Inc
(d)
125,525 15,020
Avis Budget Group Inc
(d)
4,113 713
Barrett Business Services Inc 640 53
BGSF Inc 54,200 652
BrightView Holdings Inc
(d)
3,441 55
CAI International Inc 6,827 382
Carriage Services Inc 1,125 58
Cass Information Systems Inc 50,320 2,063
CBIZ Inc
(d)
43,623 1,601
CoreCivic Inc
(d)
10,127 87
Coursera Inc
(d)
14,630 511
CRA International Inc 93 10
Cross Country Healthcare Inc
(d)
2,638 55

Schedule of Investments
SmallCap Value Fund II
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Custom Truck One Source Inc
(d),(e)
2,645 $ 24
Deluxe Corp 3,555 127
Emerald Holding Inc
(d)
431,216 1,746
Ennis Inc 92,216 1,747
European Wax Center Inc
(d),(e)
454 14
First Advantage Corp
(d)
211 4
FTI Consulting Inc
(d)
81,785 11,771
Graham Holdings Co 327 192
Green Dot Corp
(d)
4,054 172
H&R Block Inc 96,300 2,222
Hackett Group Inc/The 210 4
Heidrick & Struggles International Inc 59,543 2,791
HireQuest Inc 77 1
Huron Consulting Group Inc
(d)
1,686 85
ICF International Inc 1,560 157
John Wiley & Sons Inc 3,643 197
Kelly Services Inc 89,909 1,621
Korn Ferry 39,808 3,074
Laureate Education Inc 8,384 145
LiveRamp Holdings Inc
(d)
5,594 299
Marathon Digital Holdings Inc
(d)
7,576 396
MoneyGram International Inc
(d)
7,557 45
Monro Inc 1,092 67
Multiplan Corp
(d),(e)
16,199 70
Perdoceo Education Corp
(d)
5,940 63
PROG Holdings Inc 20,578 833
Rent-A-Center Inc/TX 34,970 1,863
Repay Holdings Corp
(d)
4,092 86
Resources Connection Inc 142,132 2,474
Ritchie Bros Auctioneers Inc 139,715 9,550
RR Donnelley & Sons Co
(d)
6,085 39
Sabre Corp
(d)
200,100 2,077
StoneMor Inc
(d)
2,722 7
Strategic Education Inc 2,057 140
Stride Inc
(d)
3,220 114
Team Inc
(d)
2,385 6
Textainer Group Holdings Ltd 3,499 137
Triton International Ltd 33,172 2,063
TrueBlue Inc
(d)
90,785 2,528
Vectrus Inc
(d)
44,001 2,131
Vivint Smart Home Inc
(d)
5,676 52
Willdan Group Inc
(d)
191 6
WW International Inc
(d)
15,306 266
$ 78,391
Computers - 4 .70%
3D Systems Corp
(d)
915 26
CACI International Inc
(d)
45,685 13,141
Conduent Inc
(d)
14,146 95
Desktop Metal Inc
(d),(e)
2,656 19
Diebold Nixdorf Inc
(d)
113,400 1,021
ExlService Holdings Inc
(d)
123,305 15,121
ExOne Co/The
(d)
1,369 32
Insight Enterprises Inc
(d)
232,123 21,982
Integral Ad Science Holding Corp
(d)
770 19
KBR Inc 68,515 2,907
NetScout Systems Inc
(d)
5,925 160
Parsons Corp
(d)
2,221 77
Ping Identity Holding Corp
(d)
4,182 118
Quantum Corp
(d)
4,797 27
Rekor Systems Inc
(d),(e)
919 12
SecureWorks Corp
(d)
818 15
StarTek Inc
(d)
1,418 8
Super Micro Computer Inc
(d)
70,743 2,504
Unisys Corp
(d)
1,197 31
WNS Holdings Ltd ADR
(d)
98,775 8,772
$ 66,087
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .38%
ACCO Brands Corp 307,004 $ 2,539
Central Garden & Pet Co
(d)
50,518 2,606
Central Garden & Pet Co - A Shares
(d)
2,103 97
Quanex Building Products Corp 2,827 58
$ 5,300
Cosmetics & Personal Care - 0 .59%
Beauty Health Co/The
(d)
622 17
Coty Inc
(d)
927,310 7,864
Edgewell Personal Care Co 4,586 160
Honest Co Inc/The
(d),(e)
22,003 201
Revlon Inc
(d)
561 6
$ 8,248
Distribution & Wholesale - 2 .03%
A-Mark Precious Metals Inc 746 56
Avient Corp 6,887 371
G-III Apparel Group Ltd
(d)
45,526 1,305
Global Industrial Co 259 10
H&E Equipment Services Inc 19,700 888
Ideanomics Inc
(d),(e)
34,903 69
KAR Auction Services Inc
(d)
10,039 147
Resideo Technologies Inc
(d)
118,065 2,912
ScanSource Inc
(d)
62,716 2,244
Titan Machinery Inc
(d)
1,661 47
Univar Solutions Inc
(d)
455,970 11,664
Veritiv Corp
(d)
1,237 133
VSE Corp 905 50
Watsco Inc 18,980 5,496
WESCO International Inc
(d)
23,930 3,101
$ 28,493
Diversified Financial Services - 3 .46%
Amerant Bancorp Inc
(d)
1,799 48
Arlington Asset Investment Corp
(d)
133,800 514
Artisan Partners Asset Management Inc 12,555 622
AssetMark Financial Holdings Inc
(d)
34,338 880
Associated Capital Group Inc 143 5
B Riley Financial Inc 1,710 123
BGC Partners Inc 28,006 150
Blucora Inc
(d)
2,632 44
Brightsphere Investment Group Inc 73,298 2,198
Columbia Financial Inc
(d)
2,110 39
Cowen Inc 70,651 2,666
Diamond Hill Investment Group Inc 7,953 1,725
Encore Capital Group Inc
(d)
2,545 138
Enova International Inc
(d)
14,382 466
Evercore Inc - Class A 9,800 1,488
EZCORP Inc
(d)
4,115 31
Federal Agricultural Mortgage Corp 19,670 2,480
Federated Hermes Inc 62,694 2,088
Finance Of America Cos Inc
(d)
3,022 15
Flywire Corp
(d),(e)
159 8
GAMCO Investors Inc 33 1
GCM Grosvenor Inc 382 4
Greenhill & Co Inc 116,999 1,839
Hannon Armstrong Sustainable Infrastructure
Capital Inc
6,098 368
Home Point Capital Inc 651 3
Houlihan Lokey Inc 546 61
LendingClub Corp
(d)
8,293 381
LPL Financial Holdings Inc 91,675 15,037
Marlin Business Services Corp 684 16
Moelis & Co 105,508 7,674
Mr Cooper Group Inc
(d)
5,989 263
Navient Corp 129,865 2,558
Nelnet Inc 1,443 119
Ocwen Financial Corp
(d)
696 22
Oportun Financial Corp
(d)
1,786 42
Oppenheimer Holdings Inc 7,934 413
PennyMac Financial Services Inc 2,772 172
Piper Sandler Cos 1,476 243

Schedule of Investments
SmallCap Value Fund II
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
PJT Partners Inc 323 $ 26
PRA Group Inc
(d)
10,559 452
Regional Management Corp 13,416 686
Sculptor Capital Management Inc 1,848 49
StepStone Group Inc 13,460 632
Stifel Financial Corp 6,140 447
StoneX Group Inc
(d)
1,294 89
Velocity Financial Inc
(d)
773 10
Virtus Investment Partners Inc 3,800 1,216
WisdomTree Investments Inc 2,837 18
World Acceptance Corp
(d)
363 67
$ 48,636
Electric - 1 .35%
ALLETE Inc 46,154 2,841
Avista Corp 64,828 2,581
Black Hills Corp 5,323 353
Clearway Energy Inc - Class A 2,203 73
Clearway Energy Inc - Class C 5,188 184
Hawaiian Electric Industries Inc 63,100 2,559
MGE Energy Inc 3,075 233
NorthWestern Corp 4,366 248
Ormat Technologies Inc
(e)
3,826 277
Otter Tail Corp 50,774 3,148
PNM Resources Inc 61,269 3,048
Portland General Electric Co 69,150 3,410
Unitil Corp 1,339 56
Via Renewables Inc 159 2
$ 19,013
Electrical Components & Equipment - 1 .07%
Acuity Brands Inc 6,600 1,356
American Superconductor Corp
(d)
2,270 42
Belden Inc 47,035 2,832
Encore Wire Corp 31,983 4,288
Energizer Holdings Inc 49,400 1,802
EnerSys 35,925 2,875
Graham Corp 42,034 534
Insteel Industries Inc 1,461 59
Powell Industries Inc 49,277 1,274
$ 15,062
Electronics - 2 .12%
Advanced Energy Industries Inc 64,690 5,940
Allied Motion Technologies Inc 88 3
Atkore Inc
(d)
6,600 624
Avnet Inc 62,500 2,382
Benchmark Electronics Inc 3,021 70
Brady Corp 3,982 207
Comtech Telecommunications Corp 106,987 2,308
FARO Technologies Inc
(d)
779 57
Fluidigm Corp
(d)
5,830 30
Identiv Inc
(d)
169 3
II-VI Inc
(d)
132,710 8,030
Itron Inc
(d)
693 54
Kimball Electronics Inc
(d)
61,157 1,758
Knowles Corp
(d)
7,515 157
Mesa Laboratories Inc 418 128
NVE Corp 19 1
OSI Systems Inc
(d)
1,281 119
Plexus Corp
(d)
7,577 662
Sanmina Corp
(d)
82,383 3,110
Stoneridge Inc
(d)
1,895 36
TTM Technologies Inc
(d)
71,985 953
Turtle Beach Corp
(d)
234 7
Vishay Intertechnology Inc 140,582 2,703
Vishay Precision Group Inc
(d)
14,035 478
$ 29,820
Energy - Alternate Sources - 0 .27%
Advent Technologies Holdings Inc
(d),(e)
317 3
Aemetis Inc
(d)
2,278 45
Alto Ingredients Inc
(d)
6,145 33
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources (continued)
Array Technologies Inc
(d)
8,260 $ 176
Beam Global
(d),(e)
136 4
Cleanspark Inc
(d),(e)
2,808 57
FuelCell Energy Inc
(d),(e)
6,400 51
FutureFuel Corp 66,707 471
Gevo Inc
(d),(e)
16,480 119
Green Plains Inc
(d)
19,127 726
Renewable Energy Group Inc
(d)
3,779 242
REX American Resources Corp
(d)
18,180 1,600
Sunnova Energy International Inc
(d)
6,198 276
SunPower Corp
(d)
1,405 47
$ 3,850
Engineering & Construction - 2 .08%
Arcosa Inc 4,090 212
Atlas Technical Consultants Inc
(d)
1,004 10
Comfort Systems USA Inc 16,100 1,473
Concrete Pumping Holdings Inc
(d)
2,183 19
Dycom Industries Inc
(d)
473 38
EMCOR Group Inc 17,494 2,125
Fluor Corp
(d)
160,094 3,112
Granite Construction Inc 3,862 143
Great Lakes Dredge & Dock Corp
(d)
180,166 2,742
Infrastructure and Energy Alternatives Inc
(d),(e)
1,369 15
INNOVATE Corp
(d)
4,006 16
Mistras Group Inc
(d)
1,690 17
MYR Group Inc
(d)
18,124 1,851
NV5 Global Inc
(d)
844 88
Primoris Services Corp 100,103 2,698
Southwest Gas Holdings Inc 161,821 11,206
Sterling Construction Co Inc
(d)
64,182 1,543
Tutor Perini Corp
(d)
139,979 1,906
WillScot Mobile Mini Holdings Corp
(d)
1,672 58
$ 29,272
Entertainment - 1 .86%
AMC Entertainment Holdings Inc
(d),(e)
43,669 1,544
Bally's Corp
(d)
86,645 3,969
Chicken Soup For The Soul Entertainment Inc
(d)
440 9
Cinemark Holdings Inc
(d)
1,593 30
Eros STX Global Corp
(d)
26,616 22
Everi Holdings Inc
(d)
292,830 7,028
GAN Ltd
(d)
3,079 44
Hall of Fame Resort & Entertainment Co
(d),(e)
4,971 11
IMAX Corp
(d)
3,798 72
International Game Technology PLC
(d)
440,993 13,005
Lions Gate Entertainment Corp - A shares
(d)
4,915 64
Lions Gate Entertainment Corp - B shares
(d)
9,992 113
Madison Square Garden Entertainment Corp
(d)
2,206 155
Monarch Casino & Resort Inc
(d)
222 16
SeaWorld Entertainment Inc
(d)
1,947 124
$ 26,206
Environmental Control - 0 .06%
Casella Waste Systems Inc
(d)
332 29
CECO Environmental Corp
(d)
2,767 19
Centrus Energy Corp
(d)
807 46
Harsco Corp
(d)
3,821 65
Heritage-Crystal Clean Inc
(d)
819 28
Pure Cycle Corp
(d)
246 4
US Ecology Inc
(d)
18,365 591
$ 782
Food - 1 .99%
AquaBounty Technologies Inc
(d),(e)
3,164 13
B&G Foods Inc
(e)
66,808 1,967
BellRing Brands Inc
(d)
19,051 511
Cal-Maine Foods Inc 3,011 109
Chefs' Warehouse Inc/The
(d)
2,469 86
HF Foods Group Inc
(d)
3,182 22
Hostess Brands Inc
(d)
53,495 1,011
Ingles Markets Inc 6,857 475
John B Sanfilippo & Son Inc 255 22

Schedule of Investments
SmallCap Value Fund II
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Krispy Kreme Inc
(e)
554 $ 7
Laird Superfood Inc
(d)
140 2
Lancaster Colony Corp 196 33
Landec Corp
(d)
2,188 21
Mission Produce Inc
(d)
2,823 54
Nathan's Famous Inc 64 4
Natural Grocers by Vitamin Cottage Inc 108,581 1,322
Nomad Foods Ltd
(d)
334,505 9,109
Performance Food Group Co
(d)
241,094 10,905
Sanderson Farms Inc 247 47
Seneca Foods Corp - Class A
(d)
525 27
Simply Good Foods Co/The
(d)
6,749 268
SpartanNash Co 22,225 514
Sprouts Farmers Market Inc
(d)
24,133 534
Tootsie Roll Industries Inc 1,332 42
TreeHouse Foods Inc
(d)
4,389 159
United Natural Foods Inc
(d)
4,414 191
Village Super Market Inc 726 16
Weis Markets Inc 7,694 433
Whole Earth Brands Inc
(d)
3,207 39
$ 27,943
Food Service - 0 .00%
Healthcare Services Group Inc 3,005 58
Forest Products & Paper - 0 .28%
Clearwater Paper Corp
(d)
1,412 59
Domtar Corp
(d)
4,219 231
Glatfelter Corp 120,529 1,980
Mercer International Inc 135,200 1,456
Neenah Inc 1,422 72
Schweitzer-Mauduit International Inc 2,642 92
Verso Corp 2,276 50
$ 3,940
Gas - 0 .97%
Brookfield Infrastructure Corp 4,528 275
Chesapeake Utilities Corp 1,453 190
New Jersey Resources Corp 8,159 309
Northwest Natural Holding Co 2,576 116
ONE Gas Inc 4,453 300
South Jersey Industries Inc 119,247 2,714
Spire Inc 155,837 9,780
$ 13,684
Hand & Machine Tools - 0 .02%
Kennametal Inc 7,059 280
Luxfer Holdings PLC 1,324 27
$ 307
Healthcare - Products - 1 .31%
Alphatec Holdings Inc
(d)
476 6
AngioDynamics Inc
(d)
3,123 89
Apria Inc
(d)
18,060 676
Asensus Surgical Inc
(d),(e)
13,655 23
Avanos Medical Inc
(d)
4,063 128
Avantor Inc
(d)
139,030 5,614
Bioventus Inc
(d)
135 2
Castle Biosciences Inc
(d)
155 10
CryoLife Inc
(d)
407 8
CVRx Inc
(d)
122 2
Haemonetics Corp
(d)
1,349 93
Hanger Inc
(d)
139,891 2,613
Hologic Inc
(d)
105,055 7,702
Integer Holdings Corp
(d)
2,772 250
Invacare Corp
(d)
2,848 14
Lantheus Holdings Inc
(d)
4,862 114
LivaNova PLC
(d)
877 67
Meridian Bioscience Inc
(d)
21,475 404
Merit Medical Systems Inc
(d)
481 32
MiMedx Group Inc
(d)
3,120 21
Misonix Inc
(d)
511 14
NanoString Technologies Inc
(d)
307 15
Natus Medical Inc
(d)
2,846 71
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Neogen Corp
(d)
559 $ 24
OraSure Technologies Inc
(d)
6,039 64
Orthofix Medical Inc
(d)
1,597 57
Patterson Cos Inc 5,397 169
Rapid Micro Biosystems Inc
(d)
278 6
RxSight Inc
(d),(e)
125 1
SeaSpine Holdings Corp
(d)
1,343 20
Sera Prognostics Inc
(d),(e)
162 2
Sientra Inc
(d)
613 4
Talis Biomedical Corp
(d),(e)
1,305 7
Utah Medical Products Inc 257 25
Varex Imaging Corp
(d)
2,805 75
$ 18,422
Healthcare - Services - 2 .51%
Addus HomeCare Corp
(d)
744 70
American Well Corp
(d)
72,971 657
Brookdale Senior Living Inc
(d)
15,627 102
Community Health Systems Inc
(d)
1,367 18
Fulgent Genetics Inc
(d),(e)
1,527 127
Invitae Corp
(d)
12,571 333
LifeStance Health Group Inc
(d),(e)
1,463 17
Magellan Health Inc
(d)
2,003 190
MEDNAX Inc
(d)
50,613 1,378
ModivCare Inc
(d)
700 114
Molina Healthcare Inc
(d)
52,115 15,411
National HealthCare Corp 1,058 74
Neuronetics Inc
(d)
299 2
OPKO Health Inc
(d)
33,729 128
Personalis Inc
(d)
2,821 55
SOC Telemed Inc
(d)
992 2
Syneos Health Inc
(d)
166,460 15,537
Tenet Healthcare Corp
(d)
7,916 567
Tivity Health Inc
(d)
1,550 39
Triple-S Management Corp
(d)
14,020 495
Viemed Healthcare Inc
(d)
2,516 14
$ 35,330
Home Builders - 1 .92%
Beazer Homes USA Inc
(d)
2,512 45
Cavco Industries Inc
(d)
231 56
Century Communities Inc 41,525 2,784
Forestar Group Inc
(d)
1,083 21
Green Brick Partners Inc
(d)
27,989 729
Hovnanian Enterprises Inc
(d)
437 37
Installed Building Products Inc 60,390 7,673
KB Home 20,688 830
Landsea Homes Corp
(d)
902 8
LGI Homes Inc
(d)
13,500 2,016
M/I Homes Inc
(d)
46,723 2,676
MDC Holdings Inc 3,514 172
Meritage Homes Corp
(d)
36,030 3,917
Taylor Morrison Home Corp
(d)
101,154 3,088
Tri Pointe Homes Inc
(d)
124,330 3,008
$ 27,060
Home Furnishings - 0 .48%
Daktronics Inc
(d)
3,099 17
Ethan Allen Interiors Inc 104,632 2,428
Flexsteel Industries Inc 564 16
Hamilton Beach Brands Holding Co 361 6
Hooker Furnishings Corp 72,377 1,825
iRobot Corp
(d)
218 18
MillerKnoll Inc 57,301 2,230
Sleep Number Corp
(d)
1,001 89
Snap One Holdings Corp
(d)
565 8
Traeger Inc
(d)
1,280 24
Universal Electronics Inc
(d)
1,101 45
VOXX International Corp
(d)
1,317 15
Weber Inc
(e)
964 16
$ 6,737

Schedule of Investments
SmallCap Value Fund II
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Housewares - 0 .10%
Lifetime Brands Inc 1,109 $ 19
Tupperware Brands Corp
(d)
61,487 1,367
$ 1,386
Insurance - 5 .40%
Ambac Financial Group Inc
(d)
134,087 2,267
American Equity Investment Life Holding Co 84,542 2,695
American National Group Inc 11,628 2,206
AMERISAFE Inc 8,802 522
Argo Group International Holdings Ltd 17,443 961
Assured Guaranty Ltd 51,300 2,851
Axis Capital Holdings Ltd 48,300 2,515
Brighthouse Financial Inc
(d)
28,000 1,406
Brown & Brown Inc 148,205 9,353
Citizens Inc/TX
(d)
4,221 27
CNO Financial Group Inc 111,235 2,685
Crawford & Co 1,378 12
Donegal Group Inc 1,315 19
eHealth Inc
(d)
1,473 65
Employers Holdings Inc 61,479 2,373
Enstar Group Ltd
(d)
11,716 2,703
Essent Group Ltd 73,192 3,514
First American Financial Corp 130,235 9,525
Genworth Financial Inc
(d)
42,807 176
Goosehead Insurance Inc 1,259 182
Greenlight Capital Re Ltd
(d)
2,216 17
Hanover Insurance Group Inc/The 18,700 2,356
HCI Group Inc 483 65
Heritage Insurance Holdings Inc 2,055 13
Horace Mann Educators Corp 68,803 2,696
Independence Holding Co 363 18
Investors Title Co 91 18
James River Group Holdings Ltd 2,605 83
Maiden Holdings Ltd
(d)
5,947 19
MBIA Inc
(d)
4,046 63
MetroMile Inc
(d),(e)
3,324 10
National Western Life Group Inc 8,695 1,870
NI Holdings Inc
(d)
726 14
NMI Holdings Inc
(d)
90,050 2,187
ProAssurance Corp 4,571 105
Radian Group Inc 122,547 2,925
RLI Corp 256 28
Safety Insurance Group Inc 31,721 2,488
Selective Insurance Group Inc 120,533 9,446
SiriusPoint Ltd
(d)
257,670 2,422
State Auto Financial Corp 1,491 77
Stewart Information Services Corp 2,252 160
Tiptree Inc 1,946 30
Trean Insurance Group Inc
(d)
278,653 2,619
United Fire Group Inc 1,765 36
United Insurance Holdings Corp 1,720 7
Universal Insurance Holdings Inc 2,324 34
$ 75,863
Internet - 0 .13%
1stdibs.com Inc
(d),(e)
120 2
Bright Health Group Inc
(d),(e)
1,339 12
Cars.com Inc
(d)
5,014 65
ChannelAdvisor Corp
(d)
735 19
comScore Inc
(d)
5,900 23
Couchbase Inc
(d),(e)
207 8
Digital Media Solutions Inc
(d),(e)
168 1
ePlus Inc
(d)
12,422 1,374
Groupon Inc
(d)
297 6
HealthStream Inc
(d)
2,134 57
Lands' End Inc
(d)
1,228 32
Limelight Networks Inc
(d)
10,632 32
MediaAlpha Inc
(d)
184 3
Revolve Group Inc
(d)
1,123 84
TrueCar Inc
(d)
8,044 34
VirnetX Holding Corp
(d),(e)
5,445 21
COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
Yelp Inc
(d)
442 $ 17
$ 1,790
Investment Companies - 0 .00%
Altus Midstream Co 253 16
Iron & Steel - 0 .14%
Allegheny Technologies Inc
(d)
4,204 68
Carpenter Technology Corp 4,022 124
Commercial Metals Co 49,941 1,607
Schnitzer Steel Industries Inc 2,006 108
$ 1,907
Leisure Products & Services - 0 .32%
Acushnet Holdings Corp 2,027 103
Callaway Golf Co
(d)
9,773 264
Drive Shack Inc
(d)
3,825 10
Escalade Inc 682 13
F45 Training Holdings Inc
(d)
745 10
Johnson Outdoors Inc 16,268 1,728
Liberty TripAdvisor Holdings Inc
(d)
1,394 4
Nautilus Inc
(d)
1,879 19
OneSpaWorld Holdings Ltd
(d)
2,289 25
OneWater Marine Inc 49,100 2,177
Vista Outdoor Inc
(d)
4,854 203
Xponential Fitness Inc
(d)
334 6
$ 4,562
Lodging - 0 .32%
Bluegreen Vacations Holding Corp
(d)
17,703 453
Hilton Grand Vacations Inc
(d)
44,407 2,233
Marcus Corp/The
(d)
1,958 36
Target Hospitality Corp
(d)
913 4
Travel + Leisure Co 33,800 1,837
$ 4,563
Machinery - Construction & Mining - 0 .14%
Argan Inc 1,278 53
Astec Industries Inc 1,913 102
Babcock & Wilcox Enterprises Inc
(d)
3,353 23
Hyster-Yale Materials Handling Inc 35,271 1,694
Manitowoc Co Inc/The
(d)
2,898 62
$ 1,934
Machinery - Diversified - 1 .89%
AgEagle Aerial Systems Inc
(d),(e)
2,315 7
Alamo Group Inc 55,451 8,384
Albany International Corp 2,078 168
Altra Industrial Motion Corp 5,470 285
Cactus Inc 40,900 1,779
Chart Industries Inc
(d)
1,228 218
Columbus McKinnon Corp/NY 2,349 111
Crane Co 16,800 1,735
DXP Enterprises Inc/TX
(d)
38,527 1,269
Eastman Kodak Co
(d),(e)
290 2
Flowserve Corp 33,300 1,119
Gorman-Rupp Co/The 1,590 68
GrafTech International Ltd 242,372 2,593
Ichor Holdings Ltd
(d)
106,677 4,664
Lindsay Corp 95 14
Mueller Water Products Inc - Class A 86,709 1,423
NN Inc
(d)
3,568 18
Ranpak Holdings Corp
(d)
2,632 91
SPX FLOW Inc 3,220 241
Thermon Group Holdings Inc
(d)
126,664 2,189
Watts Water Technologies Inc 1,022 194
$ 26,572
Media - 1 .56%
AMC Networks Inc
(d)
13,742 547
CuriosityStream Inc
(d),(e)
1,836 18
Entercom Communications Corp
(d)
10,121 33
Entravision Communications Corp 122,225 974
EW Scripps Co/The 4,837 90
Gannett Co Inc
(d)
11,881 69

Schedule of Investments
SmallCap Value Fund II
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Gray Television Inc 7,215 $ 169
Hemisphere Media Group Inc
(d)
1,439 16
Houghton Mifflin Harcourt Co
(d)
695 10
iHeartMedia Inc
(d)
29,226 567
Liberty Latin America Ltd - Class A
(d)
3,530 42
Liberty Latin America Ltd - Class C
(d)
48,542 584
Media General Inc - Rights
(d),(f)
15,053 1
Meredith Corp
(d)
1,262 73
Scholastic Corp 2,225 81
Sinclair Broadcast Group Inc 312,078 8,155
TEGNA Inc 533,121 10,481
Thryv Holdings Inc
(d)
133 4
Value Line Inc 12 —
WideOpenWest Inc
(d)
1,685 32
$ 21,946
Metal Fabrication & Hardware - 0 .83%
AZZ Inc 46,999 2,498
L B Foster Co
(d)
33,700 537
Mayville Engineering Co Inc
(d)
807 14
Mueller Industries Inc 45,590 2,400
Northwest Pipe Co
(d)
789 19
Olympic Steel Inc 765 21
Park-Ohio Holdings Corp 720 17
Proto Labs Inc
(d)
1,969 118
RBC Bearings Inc
(d)
2,031 475
Ryerson Holding Corp 51,246 1,350
Standex International Corp 1,019 113
TimkenSteel Corp
(d)
3,814 53
Tredegar Corp 81,811 987
Valmont Industries Inc 7,755 1,853
Worthington Industries Inc 22,154 1,203
Xometry Inc
(d),(e)
145 8
$ 11,666
Mining - 0 .35%
Arconic Corp
(d)
9,322 274
Century Aluminum Co
(d)
4,169 55
Coeur Mining Inc
(d)
6,983 44
Compass Minerals International Inc 27,000 1,771
Constellium SE
(d)
10,366 191
Energy Fuels Inc/Canada
(d)
1,786 14
Gatos Silver Inc
(d)
571 7
Hecla Mining Co 31,651 183
Kaiser Aluminum Corp 23,515 2,285
PolyMet Mining Corp
(d)
1,600 5
United States Lime & Minerals Inc 162 20
Ur-Energy Inc
(d)
1,586 3
$ 4,852
Miscellaneous Manufacturers - 1 .79%
American Outdoor Brands Inc
(d)
1,206 27
Chase Corp 469 45
EnPro Industries Inc 30,304 2,717
ESCO Technologies Inc 1,977 167
Fabrinet
(d)
53,571 5,142
Federal Signal Corp 294,680 12,615
Haynes International Inc 1,039 42
Hillenbrand Inc 55,577 2,526
Materion Corp 1,049 76
Myers Industries Inc 1,650 34
NL Industries Inc 685 4
Sight Sciences Inc
(d)
168 5
Sturm Ruger & Co Inc 19,250 1,519
Trinity Industries Inc 6,654 187
$ 25,106
Office Furnishings - 0 .38%
CompX International Inc 142 3
HNI Corp 3,292 123
Interface Inc 126,216 1,813
Kimball International Inc 116,059 1,261
COMMON STOCKS (continued) Shares Held Value (000’s)
Office Furnishings (continued)
Steelcase Inc 185,346 $ 2,206
$ 5,406
Oil & Gas - 4 .75%
Amplify Energy Corp
(d)
48,400 165
Antero Resources Corp
(d)
21,241 422
Berry Corp 159,208 1,530
Bonanza Creek Energy Inc 51,504 2,891
Brigham Minerals Inc 3,684 85
California Resources Corp
(d)
91,989 4,244
Callon Petroleum Co
(d)
453 23
Centennial Resource Development Inc/DE
(d)
13,347 96
Chesapeake Energy Corp 18,329 1,168
CNX Resources Corp
(d)
35,302 516
Comstock Resources Inc
(d)
352,996 3,484
CVR Energy Inc 44,907 861
Delek US Holdings Inc
(d)
5,543 108
Earthstone Energy Inc
(d)
69,081 701
Extraction Oil & Gas Inc
(d)
805 54
Falcon Minerals Corp 786 5
Helmerich & Payne Inc 8,891 276
HighPeak Energy Inc 422 6
HollyFrontier Corp 28,300 957
Kosmos Energy Ltd
(d)
962,321 3,464
Laredo Petroleum Inc
(d)
784 59
Murphy Oil Corp 97,875 2,723
Nabors Industries Ltd
(d)
605 62
Northern Oil and Gas Inc 104,118 2,411
Oasis Petroleum Inc 24,255 2,925
Ovintiv Inc 347,165 13,025
Par Pacific Holdings Inc
(d)
111,061 1,717
Patterson-UTI Energy Inc 15,751 135
PBF Energy Inc
(d)
8,132 119
PDC Energy Inc 169,165 8,849
Range Resources Corp
(d)
128,992 3,008
Ranger Oil Corp
(d)
84,318 2,786
Riley Exploration Permian Inc 221 6
SM Energy Co 10,131 348
Southwestern Energy Co
(d)
944,624 4,610
Talos Energy Inc
(d)
2,676 35
W&T Offshore Inc
(d)
8,170 34
Whiting Petroleum Corp
(d)
43,625 2,842
$ 66,750
Oil & Gas Services - 2 .10%
Archrock Inc 11,387 93
Bristow Group Inc
(d)
1,993 69
ChampionX Corp
(d)
107,297 2,815
Core Laboratories NV 22,100 575
Dril-Quip Inc
(d)
78,863 1,858
Expro Group Holdings NV
(d)
148,920 2,554
FTS International Inc
(d)
752 20
Helix Energy Solutions Group Inc
(d)
338,896 1,281
Liberty Oilfield Services Inc
(d)
115,708 1,495
Matrix Service Co
(d)
168,787 1,726
MRC Global Inc
(d)
6,918 57
National Energy Services Reunited Corp
(d)
165,801 1,939
Newpark Resources Inc
(d)
360,612 1,226
NexTier Oilfield Solutions Inc
(d)
542,987 2,422
NOW Inc
(d)
45,277 327
Oceaneering International Inc
(d)
8,409 114
Oil States International Inc
(d)
102,267 620
ProPetro Holding Corp
(d)
166,708 1,599
RPC Inc
(d)
5,801 31
Select Energy Services Inc
(d)
279,876 1,682
Solaris Oilfield Infrastructure Inc 249,960 1,898
TechnipFMC PLC
(d)
681,615 5,024
TETRA Technologies Inc
(d)
2,356 8
Tidewater Inc
(d)
3,435 42
US Silica Holdings Inc
(d)
6,241 60
$ 29,535

Schedule of Investments
SmallCap Value Fund II
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0 .08%
Greif Inc - Class A 1,867 $ 121
Greif Inc - Class B 433 28
Matthews International Corp 2,611 90
Pactiv Evergreen Inc 3,693 51
TriMas Corp 24,948 832
UFP Technologies Inc
(d)
542 34
$ 1,156
Pharmaceuticals - 0 .56%
AdaptHealth Corp
(d)
6,050 165
Aduro Biotech
(d)
161 —
Aeglea BioTherapeutics Inc
(d)
3,469 25
Agios Pharmaceuticals Inc
(d)
4,979 234
Akebia Therapeutics Inc
(d)
8,262 24
Amphastar Pharmaceuticals Inc
(d)
2,215 41
Anika Therapeutics Inc
(d)
1,235 51
Artana Therapeutics
(d),(f)
581 —
Athenex Inc
(d)
3,225 8
Catalyst Pharmaceuticals Inc
(d)
8,346 49
Chimerix Inc
(d)
1,869 10
Citius Pharmaceuticals Inc
(d),(e)
9,455 18
CorMedix Inc
(d)
3,108 15
Covetrus Inc
(d)
8,739 176
Cytokinetics Inc
(d)
464 16
Eagle Pharmaceuticals Inc/DE
(d)
526 28
Enanta Pharmaceuticals Inc
(d)
1,461 125
Endo International PLC
(d)
19,306 82
Foghorn Therapeutics Inc
(d),(e)
1,424 18
Fulcrum Therapeutics Inc
(d)
2,246 50
G1 Therapeutics Inc
(d),(e)
1,379 20
Gritstone bio Inc
(d)
3,466 38
Hookipa Pharma Inc
(d)
642 3
Ideaya Biosciences Inc
(d)
2,098 45
Immuneering Corp
(d),(e)
288 8
Jounce Therapeutics Inc
(d)
2,828 25
Kala Pharmaceuticals Inc
(d),(e)
1,358 2
Kura Oncology Inc
(d)
5,364 88
Lyell Immunopharma Inc
(d),(e)
829 12
MannKind Corp
(d),(e)
18,719 88
Mirum Pharmaceuticals Inc
(d)
157 2
Nature's Sunshine Products Inc 1,070 17
Neoleukin Therapeutics Inc
(d)
2,313 17
NexImmune Inc
(d)
486 5
Option Care Health Inc
(d)
12,637 345
ORIC Pharmaceuticals Inc
(d)
2,294 34
Owens & Minor Inc 1,080 39
Passage Bio Inc
(d)
3,183 28
Prestige Consumer Healthcare Inc
(d)
4,228 254
Prometheus Biosciences Inc
(d)
841 27
Reata Pharmaceuticals Inc
(d)
305 29
Reneo Pharmaceuticals Inc
(d)
239 2
Rhythm Pharmaceuticals Inc
(d)
3,782 44
Spero Therapeutics Inc
(d)
133 2
Supernus Pharmaceuticals Inc
(d)
4,146 124
Syros Pharmaceuticals Inc
(d)
2,689 11
Taro Pharmaceutical Industries Ltd
(d)
39,200 2,178
Tonix Pharmaceuticals Holding Corp
(d)
29,040 16
Trevena Inc
(d)
9,538 10
USANA Health Sciences Inc
(d)
19,400 1,883
Vanda Pharmaceuticals Inc
(d)
71,926 1,231
Vaxcyte Inc
(d)
2,424 57
Zogenix Inc
(d)
4,733 73
$ 7,892
Pipelines - 0 .20%
Equitrans Midstream Corp 265,238 2,735
Golar LNG Ltd
(d)
8,681 113
$ 2,848
Private Equity - 0 .15%
Victory Capital Holdings Inc 55,739 2,112
COMMON STOCKS (continued) Shares Held Value (000’s)
Real Estate - 0 .31%
Angel Oak Mortgage Inc 610 $ 11
FRP Holdings Inc
(d)
570 33
Kennedy-Wilson Holdings Inc 10,140 227
Legacy Housing Corp
(d)
724 13
Marcus & Millichap Inc
(d)
1,783 84
McGrath RentCorp 645 47
Radius Global Infrastructure Inc
(d)
4,975 86
RE/MAX Holdings Inc 53,786 1,710
Realogy Holdings Corp
(d)
9,726 168
RMR Group Inc/The 58,773 2,045
$ 4,424
REITs - 2 .46%
Acadia Realty Trust 36,715 785
AFC Gamma Inc 3,747 88
Agree Realty Corp 5,743 408
Alexander & Baldwin Inc 6,157 151
Alexander's Inc 8,800 2,453
American Assets Trust Inc 4,216 159
American Finance Trust Inc 9,390 78
Apartment Investment and Management Co 12,577 95
Apollo Commercial Real Estate Finance Inc 11,848 179
Apple Hospitality REIT Inc 18,139 285
Arbor Realty Trust Inc 11,531 232
Ares Commercial Real Estate Corp 3,692 58
Armada Hoffler Properties Inc 5,130 70
ARMOUR Residential REIT Inc 6,961 73
Ashford Hospitality Trust Inc
(d)
1,431 20
Blackstone Mortgage Trust Inc 12,488 411
Braemar Hotels & Resorts Inc
(d)
4,448 23
Brandywine Realty Trust 14,330 190
BrightSpire Capital Inc 196,016 1,922
Broadmark Realty Capital Inc 10,846 112
Broadstone Net Lease Inc 13,064 347
BRT Apartments Corp 988 20
CareTrust REIT Inc 8,149 169
CatchMark Timber Trust Inc 1,300 11
Centerspace 1,184 120
Chatham Lodging Trust
(d)
4,107 52
Chimera Investment Corp 19,896 311
City Office REIT Inc 3,604 68
Clipper Realty Inc 240 2
Columbia Property Trust Inc 9,683 186
Community Healthcare Trust Inc 720 34
CorePoint Lodging Inc
(d)
3,334 57
Corporate Office Properties Trust 9,539 259
CTO Realty Growth Inc 499 27
DiamondRock Hospitality Co
(d)
17,664 160
DigitalBridge Group Inc
(d)
40,980 275
Diversified Healthcare Trust 20,025 73
Dynex Capital Inc 78,046 1,366
Easterly Government Properties Inc 40,266 847
Ellington Financial Inc 3,938 72
Empire State Realty Trust Inc 12,075 117
Equity Commonwealth
(d)
9,905 257
Essential Properties Realty Trust Inc 9,886 295
Farmland Partners Inc 2,412 27
Four Corners Property Trust Inc 6,424 186
Franklin BSP Realty Trust Inc
(d)
2,683 44
Franklin Street Properties Corp 8,873 40
GEO Group Inc/The 9,947 81
Getty Realty Corp 3,364 108
Gladstone Commercial Corp 2,235 49
Gladstone Land Corp 984 22
Global Medical REIT Inc 5,054 84
Global Net Lease Inc 8,525 137
Granite Point Mortgage Trust Inc 51,055 684
Great Ajax Corp 93,711 1,327
Healthcare Realty Trust Inc 43,014 1,422
Hersha Hospitality Trust
(d)
2,724 24

Schedule of Investments
SmallCap Value Fund II
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Independence Realty Trust Inc 8,877 $ 210
Indus Realty Trust Inc 84 6
Industrial Logistics Properties Trust 5,485 154
Innovative Industrial Properties Inc 953 251
Invesco Mortgage Capital Inc 24,611 77
iStar Inc 50,992 1,287
Kite Realty Group Trust 18,329 372
KKR Real Estate Finance Trust Inc 2,728 59
Ladder Capital Corp 9,594 115
Lexington Realty Trust 23,170 338
LTC Properties Inc 3,286 105
Macerich Co/The 18,059 327
Mack-Cali Realty Corp
(d)
7,417 135
MFA Financial Inc 256,612 1,158
Monmouth Real Estate Investment Corp 6,901 130
National Health Investors Inc 3,694 199
NETSTREIT Corp 3,349 81
New York Mortgage Trust Inc 32,059 141
NexPoint Residential Trust Inc 1,519 108
Office Properties Income Trust 4,076 104
One Liberty Properties Inc 1,358 42
Orchid Island Capital Inc 10,433 52
Outfront Media Inc 9,844 245
Paramount Group Inc 15,765 134
Pebblebrook Hotel Trust 117,578 2,641
PennyMac Mortgage Investment Trust 6,644 134
Phillips Edison & Co Inc 1,383 42
Physicians Realty Trust 18,212 346
Piedmont Office Realty Trust Inc 29,593 526
Plymouth Industrial REIT Inc 2,471 63
Postal Realty Trust Inc 1,030 20
PotlatchDeltic Corp 5,576 291
Preferred Apartment Communities Inc 4,304 54
PS Business Parks Inc 257 46
Ready Capital Corp 4,904 76
Redwood Trust Inc 9,544 129
Retail Opportunity Investments Corp 10,057 179
Retail Value Inc 1,501 9
RLJ Lodging Trust 13,967 201
RPT Realty 6,807 90
Ryman Hospitality Properties Inc
(d)
372 32
Sabra Health Care REIT Inc 18,625 264
Safehold Inc 506 38
Saul Centers Inc 101 5
Seritage Growth Properties
(d)
118,691 1,827
Service Properties Trust 13,859 149
SITE Centers Corp 14,634 233
STAG Industrial Inc 13,815 601
Summit Hotel Properties Inc
(d)
8,849 88
Sunstone Hotel Investors Inc
(d)
85,798 1,059
Tanger Factory Outlet Centers Inc 6,244 105
Terreno Realty Corp 5,870 429
TPG RE Finance Trust Inc 65,422 855
Two Harbors Investment Corp 26,509 170
UMH Properties Inc 516 12
Uniti Group Inc 16,423 235
Universal Health Realty Income Trust 81 5
Urban Edge Properties 9,778 171
Urstadt Biddle Properties Inc 2,519 49
Washington Real Estate Investment Trust 7,150 181
Whitestone REIT 3,570 33
Xenia Hotels & Resorts Inc
(d)
9,622 171
$ 34,541
Retail - 4 .67%
Abercrombie & Fitch Co
(d)
4,744 188
Academy Sports & Outdoors Inc
(d)
22,417 959
American Eagle Outfitters Inc 51,700 1,227
America's Car-Mart Inc/TX
(d)
85 10
Asbury Automotive Group Inc
(d)
12,773 2,500
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Barnes & Noble Education Inc
(d)
3,298 $ 34
Bassett Furniture Industries Inc 779 13
Beacon Roofing Supply Inc
(d)
1,181 62
Bed Bath & Beyond Inc
(d)
7,883 111
Big 5 Sporting Goods Corp
(e)
55,884 1,351
Big Lots Inc 2,892 128
Biglari Holdings Inc
(d)
74 12
BJ's Restaurants Inc
(d)
139 5
BJ's Wholesale Club Holdings Inc
(d)
9,187 537
BlueLinx Holdings Inc
(d)
45,300 2,158
Brinker International Inc
(d)
34,600 1,452
Buckle Inc/The 9,318 388
Cannae Holdings Inc
(d)
25,745 878
CarLotz Inc
(d)
6,035 22
Carrols Restaurant Group Inc 2,828 10
Cato Corp/The 127,999 2,257
Chico's FAS Inc
(d)
8,129 44
Chuy's Holdings Inc
(d)
907 26
Clean Energy Fuels Corp
(d)
13,096 121
Conn's Inc
(d)
1,528 34
Container Store Group Inc/The
(d)
2,661 29
Dave & Buster's Entertainment Inc
(d)
1,966 73
Del Taco Restaurants Inc 2,524 21
Denny's Corp
(d)
1,281 20
Dillard's Inc 3,411 788
El Pollo Loco Holdings Inc
(d)
1,633 24
Fiesta Restaurant Group Inc
(d)
1,494 16
FirstCash Inc 3,113 275
Foot Locker Inc 22,600 1,077
Franchise Group Inc 36,663 1,349
Genesco Inc
(d)
44,136 2,674
GMS Inc
(d)
3,608 179
Group 1 Automotive Inc 29,470 5,299
Guess? Inc 2,956 61
Haverty Furniture Cos Inc 11,544 331
Hibbett Inc 29,132 2,256
Jack in the Box Inc 21,891 2,166
La-Z-Boy Inc 75,592 2,513
Lazydays Holdings Inc
(d)
661 14
Lumber Liquidators Holdings Inc
(d)
2,458 44
Macy's Inc 26,579 704
MarineMax Inc
(d)
28,957 1,499
Movado Group Inc 1,346 45
Nu Skin Enterprises Inc 33,723 1,354
ODP Corp/The
(d)
60,782 2,632
PC Connection Inc 41,613 1,917
Penske Automotive Group Inc 13,700 1,453
PetMed Express Inc
(e)
50,587 1,439
Potbelly Corp
(d)
70,800 426
PriceSmart Inc 1,836 132
Regis Corp
(d),(e)
295 1
Rite Aid Corp
(d)
4,672 63
Rush Enterprises Inc - Class A 224,277 11,680
Rush Enterprises Inc - Class B 533 28
Shift Technologies Inc
(d),(e)
4,269 29
Shoe Carnival Inc 128 4
Signet Jewelers Ltd 971 87
Sonic Automotive Inc 49,445 2,444
Tilly's Inc 83,217 1,155
TravelCenters of America Inc
(d)
1,068 58
Vera Bradley Inc
(d)
177,006 1,737
Winmark Corp 185 43
World Fuel Services Corp 41,651 1,272
Zumiez Inc
(d)
43,095 1,754
$ 65,692
Savings & Loans - 1 .70%
Axos Financial Inc
(d)
4,354 231
Banc of California Inc 4,634 94
Berkshire Hills Bancorp Inc 20,142 547

Schedule of Investments
SmallCap Value Fund II
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Savings & Loans (continued)
Brookline Bancorp Inc 111,119 $ 1,783
Capitol Federal Financial Inc 10,972 133
Flushing Financial Corp 109,790 2,637
FS Bancorp Inc 16,822 579
Hingham Institution For Savings The 113 41
Home Bancorp Inc 630 26
HomeTrust Bancshares Inc 22,481 684
Investors Bancorp Inc 178,087 2,725
Meridian Bancorp Inc 36,585 848
Northfield Bancorp Inc 83,268 1,462
Northwest Bancshares Inc 10,335 143
OceanFirst Financial Corp 90,893 2,015
Pacific Premier Bancorp Inc 6,713 282
Provident Financial Services Inc 115,268 2,854
Southern Missouri Bancorp Inc 14,479 788
Territorial Bancorp Inc 24,468 614
Washington Federal Inc 93,082 3,291
Waterstone Financial Inc 79,774 1,648
WSFS Financial Corp 10,155 527
$ 23,952
Semiconductors - 2 .15%
Alpha & Omega Semiconductor Ltd
(d)
321 11
Ambarella Inc
(d)
2,567 477
Amkor Technology Inc 26,060 571
AXT Inc
(d)
3,315 27
CMC Materials Inc 64,105 8,229
Cohu Inc
(d)
536 17
CTS Corp 2,093 75
Diodes Inc
(d)
30,231 2,905
DSP Group Inc
(d)
1,933 43
EMCORE Corp
(d)
2,666 20
FormFactor Inc
(d)
830 33
MKS Instruments Inc 57,395 8,612
Onto Innovation Inc
(d)
2,815 223
Photronics Inc
(d)
193,986 2,520
Rambus Inc
(d)
40,012 931
SkyWater Technology Inc
(d),(e)
71 2
Synaptics Inc
(d)
3,112 606
Ultra Clean Holdings Inc
(d)
96,370 4,777
Veeco Instruments Inc
(d)
4,203 102
$ 30,181
Software - 0 .57%
Agilysys Inc
(d)
184 9
Alkami Technology Inc
(d)
25,021 750
Allscripts Healthcare Solutions Inc
(d)
10,464 144
American Software Inc/GA 611 18
Asana Inc
(d)
512 70
Benefitfocus Inc
(d)
555 6
BM Technologies Inc
(d)
13,010 116
Bottomline Technologies DE Inc
(d)
3,086 143
Castlight Health Inc
(d)
10,669 19
Computer Programs and Systems Inc
(d)
1,206 44
Convey Holding Parent Inc
(d)
420 3
CS Disco Inc
(d)
605 35
CSG Systems International Inc 15,064 754
Daily Journal Corp
(d)
101 35
DarioHealth Corp
(d)
1,141 19
Digi International Inc
(d)
2,849 61
DigitalOcean Holdings Inc
(d)
226 22
Donnelley Financial Solutions Inc
(d)
2,337 90
E2open Parent Holdings Inc
(d)
13,700 171
Ebix Inc 47,839 1,569
eGain Corp
(d)
975 10
Envestnet Inc
(d)
295 25
EverCommerce Inc
(d)
333 7
Evolent Health Inc
(d)
5,228 153
Forian Inc
(d)
171 2
Genius Brands International Inc
(d),(e)
23,851 33
GTY Technology Holdings Inc
(d)
2,762 21
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Inseego Corp
(d),(e)
5,650 $ 35
Instructure Holdings Inc
(d)
822 21
Intapp Inc
(d)
201 5
Kaltura Inc
(d)
706 7
ManTech International Corp/VA 2,314 200
MeridianLink Inc
(d),(e)
253 6
Model N Inc
(d)
244 8
NantHealth Inc
(d),(e)
1,363 2
NextGen Healthcare Inc
(d)
4,739 78
ON24 Inc
(d)
789 15
Outbrain Inc
(d)
364 6
PDF Solutions Inc
(d)
2,546 60
PowerSchool Holdings Inc
(d)
20,577 475
QAD Inc 131 11
Rackspace Technology Inc
(d)
1,283 17
Smith Micro Software Inc
(d)
4,027 23
Verint Systems Inc
(d)
5,440 254
Xperi Holding Corp 137,479 2,463
$ 8,015
Supranational Bank - 0 .00%
Banco Latinoamericano de Comercio Exterior SA 2,623 48
Telecommunications - 0 .41%
A10 Networks Inc 905 17
ADTRAN Inc 3,793 70
Anterix Inc
(d)
665 43
ATN International Inc 950 39
Aviat Networks Inc
(d)
823 24
Calix Inc
(d)
803 50
Casa Systems Inc
(d)
67,100 425
CommScope Holding Co Inc
(d)
108,800 1,165
Consolidated Communications Holdings Inc
(d)
6,154 46
DZS Inc
(d)
869 9
EchoStar Corp
(d)
3,336 78
Globalstar Inc
(d)
6,679 11
Gogo Inc
(d),(e)
4,634 75
Harmonic Inc
(d)
6,144 56
IDT Corp - Class B
(d)
419 20
InterDigital Inc 1,563 105
Iridium Communications Inc
(d)
2,442 99
KVH Industries Inc
(d)
1,370 14
Maxar Technologies Inc 6,055 161
NeoPhotonics Corp
(d)
4,330 44
NETGEAR Inc
(d)
55,545 1,601
Ooma Inc
(d)
822 19
Plantronics Inc
(d)
2,074 55
Preformed Line Products Co 17,370 1,205
Ribbon Communications Inc
(d)
6,041 33
Shenandoah Telecommunications Co 2,696 75
Telephone and Data Systems Inc 8,533 160
United States Cellular Corp
(d)
1,309 40
Viavi Solutions Inc
(d)
2,196 34
$ 5,773
Textiles - 0 .33%
UniFirst Corp/MA 23,722 4,696
Transportation - 2 .16%
Air Transport Services Group Inc
(d)
4,982 124
ArcBest Corp 2,136 192
Atlas Air Worldwide Holdings Inc
(d)
17,856 1,448
Costamare Inc 4,456 60
Covenant Logistics Group Inc
(d)
1,049 30
DHT Holdings Inc 11,970 78
Dorian LPG Ltd 2,098 25
Eagle Bulk Shipping Inc 751 32
Echo Global Logistics Inc
(d)
40,568 1,957
Forward Air Corp 14,700 1,478
Frontline Ltd/Bermuda
(d),(e)
10,103 89
Genco Shipping & Trading Ltd 2,711 47
Heartland Express Inc 111,827 1,826
Hub Group Inc
(d)
2,794 220

Schedule of Investments
SmallCap Value Fund II
October 31, 2021
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
International Seaways Inc 3,880 $ 68
Landstar System Inc 47,860 8,414
Marten Transport Ltd 5,023 84
Matson Inc 26,852 2,236
Nordic American Tankers Ltd 12,846 30
PAM Transportation Services Inc
(d)
254 16
Radiant Logistics Inc
(d)
3,321 22
Safe Bulkers Inc
(d)
5,252 23
Saia Inc
(d)
29,770 9,307
Schneider National Inc 24,600 614
Scorpio Tankers Inc 4,117 66
SFL Corp Ltd 55,686 441
Teekay Corp
(d)
5,935 21
Teekay Tankers Ltd
(d)
2,044 28
Universal Logistics Holdings Inc 50,982 1,075
US Xpress Enterprises Inc
(d)
2,305 17
Werner Enterprises Inc 4,666 211
Yellow Corp
(d)
4,081 36
$ 30,315
Trucking & Leasing - 0 .95%
GATX Corp 115,826 10,986
Greenbrier Cos Inc/The 57,020 2,339
Willis Lease Finance Corp
(d)
243 10
$ 13,335
Water - 0 .05%
American States Water Co 1,493 135
Artesian Resources Corp 694 28
California Water Service Group 4,348 265
Middlesex Water Co 914 101
SJW Group 2,335 154
York Water Co/The 425 20
$ 703
TOTAL COMMON STOCKS $ 1,371,711
Total Investments $ 1,398,487
Other Assets and Liabilities -  0.55% 7,778
TOTAL NET ASSETS - 100.00% $ 1,406,265
(a) Current yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $7,915 or
0.56% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $7,723 or 0.55% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Portfolio Summary  (unaudited)
Sector Percent
Financial 28 .40%
Industrial 15 .93%
Consumer, Cyclical 14 .86%
Consumer, Non-cyclical 14 .02%
Energy 7 .44%
Technology 7 .42%
Basic Materials 4 .86%
Utilities 2 .37%
Communications 2 .24%
Money Market Funds 1 .70%
Investment Companies 0 .21%
Government 0 .00%
Other Assets and Liabilities
0 .55%
TOTAL NET ASSETS
100.00%
Affiliated Securities October 31, 2020 Purchases Sales October 31, 2021
Value Cost Proceeds Value
Principal Government Money Market Fund - Institutional Class 0.00% $ 16,879 $ 781,282 $ 775,205 $ 22,956
$ 16,879 $ 781,282 $ 775,205 $ 22,956
Income
(a)
Realized Gain/Loss
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
Loss
Principal Government Money Market Fund - Institutional Class 0.00% $ — $ — $ — $ —
$ — $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; December 2021 Long 67 $ 7,689 $ 87
Total $ 87
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2021
See accompanying notes.

INVESTMENT COMPANIES - 1.97% Shares Held Value (000's)
Exchange-Traded Funds - 1.97%
iShares National Muni Bond ETF 9,700 $ 1,125
iShares Short-Term National Muni Bond ETF 77,374 8,309
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
44,997 2,679
VanEck High Yield Muni ETF 58,221 3,615
$ 15,728
TOTAL INVESTMENT COMPANIES $ 15,728
MUNICIPAL BONDS - 98.42%
Principal
Amount (000's) Value (000's)
Alabama - 2.50%
Columbia Industrial Development Board
0.06%, 12/01/2037
(a)
$ 2,700 $ 2,700
Lower Alabama Gas District/The
5.00%, 09/01/2034 3,500 4,606
5.00%, 09/01/2046 4,000 5,680
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 3,075
Tuscaloosa County Industrial Development
Authority
4.50%, 05/01/2032
(b)
929 992
5.25%, 05/01/2044
(b)
2,500 2,873
$ 19,926
Arizona - 1.23%
Arizona Industrial Development Authority
5.00%, 01/01/2043 575 591
Chandler Industrial Development Authority
2.70%, 12/01/2037
(a)
1,300 1,349
Navajo Nation
5.50%, 12/01/2030
(b)
1,240 1,381
Salt Verde Financial Corp
5.00%, 12/01/2032 4,965 6,474
$ 9,795
California - 8.41%
Alum Rock Union Elementary School District
5.25%, 08/01/2043 1,000 1,071
Bay Area Toll Authority
0.02%, 04/01/2047
(a)
4,000 4,000
California Health Facilities Financing Authority
5.00%, 11/15/2046
(c)
1,691 2,000
California Housing Finance (credit support from
Freddie Mac Collateral )
3.75%, 03/25/2035
(d)
2,223 2,630
California Municipal Finance Authority
5.00%, 05/15/2033 1,000 1,226
5.00%, 05/15/2034 600 734
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp - Transfer Custodial Receipt )
5.00%, 05/15/2031
(d)
2,240 2,776
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,239
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2032
(d)
2,420 3,165
City of Los Angeles Department of Airports
4.00%, 05/15/2035 5,000 5,984
4.00%, 05/15/2037 1,000 1,190
5.00%, 05/15/2028 2,000 2,474
5.00%, 05/15/2035
(c)
1,850 2,389
5.00%, 05/15/2036
(c)
1,650 2,123
5.00%, 05/15/2037
(c)
877 1,079
5.00%, 05/15/2039
(c)
612 750
5.00%, 05/15/2044
(c)
1,682 2,032
5.00%, 05/15/2044
(c)
754 915
5.00%, 05/15/2044
(c)
112 135
5.00%, 05/15/2047
(c)
714 851
5.25%, 05/15/2048
(c)
408 497
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Golden State Tobacco Securitization Corp
5.00%, 06/01/2047 $ 2,840 $ 2,908
5.30%, 06/01/2037 1,000 1,024
Oakland Unified School District/Alameda County
5.00%, 08/01/2034 2,210 2,576
Riverside Community Properties Development
Inc
6.00%, 10/15/2038 1,150 1,279
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(d)
1,340 1,500
Sacramento County Water Financing Authority
5.00%, 06/01/2027 500 616
San Diego County Regional Airport Authority
5.00%, 07/01/2029 410 514
5.00%, 07/01/2030 480 611
5.00%, 07/01/2031 500 634
5.00%, 07/01/2032 455 575
5.00%, 07/01/2033 500 630
5.00%, 07/01/2034 415 522
5.00%, 07/01/2035 300 376
5.00%, 07/01/2037 450 561
5.00%, 07/01/2038 500 621
5.00%, 07/01/2040 65 80
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 4,207
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,957
State of California
0.01%, 05/01/2033
(a)
1,000 1,000
5.00%, 08/01/2028 2,000 2,529
West Contra Costa Unified School District
5.25%, 08/01/2033 1,000 1,087
$ 67,067
Colorado - 4.27%
Colorado Educational & Cultural Facilities
Authority
0.02%, 01/01/2039
(a)
3,000 3,000
Colorado Health Facilities Authority
4.00%, 11/01/2039 6,275 7,360
Colorado Housing and Finance Authority (credit
support from Ginnie Mae Collateral )
0.06%, 11/01/2041
(a),(d)
1,180 1,180
Cottonwood Highlands Metropolitan District No 1
5.00%, 12/01/2049 1,250 1,332
Denver Convention Center Hotel Authority
5.00%, 12/01/2036 1,000 1,140
Dominion Water & Sanitation District
5.25%, 12/01/2027 1,340 1,371
Elbert County Independence Water & Sanitation
District
7.25%, 12/01/2038 1,000 1,076
Jefferson County School District R-1 (credit
support from State Aid Withholding )
4.00%, 12/15/2034
(c),(d)
2,317 2,821
4.00%, 12/15/2036
(c),(d)
6,180 7,496
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 1,079
STC Metropolitan District No 2
4.00%, 12/01/2029 1,000 1,077
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,652
Velocity Metropolitan District No 3
5.13%, 12/01/2034 2,235 2,403
5.50%, 12/01/2048 1,000 1,074
$ 34,061

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2021
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Connecticut - 0.81%
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
$ 4,000 $ 4,197
State of Connecticut Special Tax Revenue
5.00%, 05/01/2030 1,755 2,281
$ 6,478
District of Columbia - 2.56%
District of Columbia
5.00%, 03/01/2029 4,900 6,278
Metropolitan Washington Airports Authority
Aviation Revenue
5.00%, 10/01/2033 10,000 12,914
Metropolitan Washington Airports Authority
Dulles Toll Road Revenue
5.00%, 10/01/2047 1,000 1,207
$ 20,399
Florida - 5.43%
City of Lakeland FL Department of Electric
Utilities
5.25%, 10/01/2036 1,000 1,397
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 4,136
County of Miami-Dade Seaport Department
4.00%, 10/01/2050 1,500 1,715
Florida Development Finance Corp
3.00%, 06/01/2032 4,500 4,705
7.38%, 01/01/2049
(b)
6,750 7,275
Greater Orlando Aviation Authority
5.00%, 10/01/2047
(c)
7,001 8,344
JEA Electric System Revenue
0.04%, 10/01/2038
(a)
2,625 2,625
Lee County Industrial Development Authority/FL
0.06%, 12/01/2046
(a)
4,900 4,900
Orange County School Board
5.00%, 08/01/2032 5,000 6,803
Village Community Development District No 13
2.63%, 05/01/2024 375 382
3.00%, 05/01/2029 995 1,047
$ 43,329
Georgia - 1.45%
Development Authority of Appling County
1.50%, 01/01/2038
(a)
2,500 2,562
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(b)
3,310 3,932
5.00%, 01/01/2054
(b)
1,000 1,157
Georgia Ports Authority
5.00%, 07/01/2035
(f)
1,000 1,307
5.00%, 07/01/2036
(f)
2,000 2,605
$ 11,563
Illinois - 11.90%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,404
5.25%, 01/01/2037 4,000 4,800
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2028 2,000 2,485
5.00%, 06/01/2029 1,250 1,584
Chicago Transit Authority Sales Tax Receipts
Fund
5.00%, 12/01/2046 4,000 4,707
City of Chicago IL
5.25%, 01/01/2029 2,000 2,242
5.50%, 01/01/2049 1,000 1,200
6.00%, 01/01/2038 2,965 3,598
7.13%, 03/15/2022 100 100
7.46%, 02/15/2026 558 428
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Illinois (continued)
City of Chicago IL Wastewater Transmission
Revenue
5.00%, 01/01/2030 $ 1,000 $ 1,135
5.00%, 01/01/2032 1,000 1,134
5.00%, 01/01/2033 2,625 2,973
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2028 1,000 1,118
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2036 1,520 1,877
Illinois Finance Authority
0.00%, 12/01/2042
(e),(g)
439 —
0.11%, 06/01/2043
(a)
5,125 5,125
Illinois Sports Facilities Authority/The
5.00%, 06/15/2028 900 1,081
5.00%, 06/15/2029 1,000 1,220
Illinois Sports Facilities Authority/The (credit
support from Build America Mutual Assurance
Corp )
5.00%, 06/15/2029
(d)
2,700 3,379
Illinois State Toll Highway Authority
5.00%, 12/01/2032 5,200 6,064
5.00%, 01/01/2040
(c)
2,009 2,324
Metropolitan Pier & Exposition Authority
4.00%, 12/15/2042
(f)
5,000 5,624
5.00%, 06/15/2057 700 808
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(d)
2,410 2,831
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028 5,000 6,071
Sales Tax Securitization Corp
5.00%, 01/01/2036 1,000 1,254
5.00%, 01/01/2048 3,000 3,533
Sales Tax Securitization Corp (credit support
from Build America Mutual Assurance Corp )
4.00%, 01/01/2040
(d)
1,750 2,034
5.00%, 01/01/2037
(d)
2,000 2,510
State of Illinois
5.00%, 11/01/2028 4,590 5,472
5.00%, 03/01/2031 2,000 2,505
5.00%, 12/01/2032 1,000 1,174
5.00%, 03/01/2046 3,500 4,193
5.50%, 07/01/2027 3,410 3,685
5.50%, 01/01/2030 500 636
State of Illinois Sales Tax Revenue
4.00%, 06/15/2033 1,000 1,173
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 149 149
$ 94,930
Indiana - 0.32%
Indiana Finance Authority
4.13%, 12/01/2026 1,670 1,833
Town of Shoals IN
7.25%, 11/01/2043 700 749
$ 2,582
Kentucky - 1.70%
County of Trimble KY
1.30%, 09/01/2044
(a)
1,000 997
Kentucky Municipal Power Agency
5.00%, 09/01/2035 1,080 1,321
Kentucky Public Energy Authority
4.00%, 01/01/2049
(a)
3,000 3,292

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2021
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Kentucky (continued)
Kentucky Turnpike Authority
5.00%, 07/01/2031
(f)
$ 2,750 $ 3,525
5.00%, 07/01/2032
(f)
3,500 4,465
$ 13,600
Louisiana - 2.51%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 3,000 3,255
4.40%, 11/01/2044
(b)
2,000 2,186
5.50%, 11/01/2039
(b)
2,595 2,938
Louisiana Offshore Terminal Authority
1.65%, 09/01/2027
(a)
3,320 3,385
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,129
6.10%, 12/01/2040
(a),(b)
1,000 1,291
Parish of St John the Baptist LA
2.00%, 06/01/2037
(a)
5,750 5,847
$ 20,031
Maine - 0.25%
Finance Authority of Maine
4.38%, 08/01/2035
(a),(b)
1,800 1,974
Massachusetts - 0.75%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,566
Massachusetts Educational Financing Authority
4.90%, 07/01/2028 925 927
Massachusetts Port Authority
5.00%, 07/01/2029 1,000 1,252
5.00%, 07/01/2035 1,000 1,234
$ 5,979
Michigan - 2.11%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,223
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(d)
1,000 1,270
5.00%, 05/01/2037
(d)
1,000 1,266
5.00%, 05/01/2038
(d)
2,000 2,528
Kalamazoo Economic Development Corp
5.00%, 05/15/2032 2,660 2,999
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,141
Michigan Finance Authority
4.00%, 02/15/2044 3,400 3,916
Michigan Strategic Fund
4.00%, 10/01/2061
(a)
1,200 1,333
Wayne County Airport Authority
5.00%, 12/01/2045 1,000 1,158
$ 16,834
Mississippi - 0.13%
Mississippi Business Finance Corp
2.20%, 03/01/2027
(a)
1,000 1,037
Missouri - 0.78%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,602
5.00%, 07/01/2044 1,100 1,344
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(d)
1,500 1,918
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Missouri (continued)
Health & Educational Facilities Authority of the
State of Missouri
5.00%, 02/01/2034 $ 1,250 $ 1,388
$ 6,252
Montana - 0.48%
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by
the Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(d)
1,470 1,585
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 2,209
$ 3,794
Nebraska - 0.20%
Hospital Authority No 1 of Lancaster County
0.03%, 06/01/2031
(a)
445 445
Lincoln Airport Authority
4.00%, 07/01/2036 1,000 1,187
$ 1,632
Nevada - 1.84%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(c)
8,604 10,288
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 4,369
$ 14,657
New Hampshire - 2.71%
New Hampshire Business Finance Authority
2.15%, 07/01/2027
(a)
6,750 6,977
3.75%, 07/01/2045
(a),(b)
1,000 1,050
4.00%, 11/01/2027
(b)
1,000 1,040
4.13%, 01/20/2034 9,761 11,530
4.88%, 11/01/2042
(b)
1,000 1,042
$ 21,639
New Jersey - 5.93%
Casino Reinvestment Development Authority Inc
5.25%, 11/01/2039 750 812
New Jersey Economic Development Authority
4.00%, 07/01/2032 805 899
5.75%, 04/01/2031 1,005 1,071
New Jersey Transportation Trust Fund Authority
5.25%, 06/15/2032 2,000 2,271
5.25%, 06/15/2034 2,250 2,589
North Hudson Sewerage Authority/NJ (credit
support from Assured Guaranty Municipal Corp )
5.00%, 06/01/2034
(d)
680 929
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,797
5.00%, 01/01/2048 3,000 3,464
State of New Jersey
4.00%, 06/01/2031 4,600 5,587
4.00%, 06/01/2032 6,660 8,180
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 4,700 5,309
5.00%, 06/01/2046 7,000 8,139
5.00%, 06/01/2046 2,000 2,301
$ 47,348
New Mexico - 0.07%
City of Farmington NM
2.15%, 04/01/2033 600 581
New York - 8.52%
Hudson Yards Infrastructure Corp
5.75%, 02/15/2047 780 781
Metropolitan Transportation Authority
4.00%, 02/01/2022 600 605
4.00%, 11/15/2045 1,000 1,113
5.00%, 11/15/2021 850 852
5.00%, 11/15/2025 400 465
5.00%, 11/15/2032 1,000 1,245

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2021
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York City Industrial Development
Agency (credit support from Assured Guaranty
Municipal Corp )
5.00%, 01/01/2031
(d)
$ 1,000 $ 1,308
New York City Transitional Finance Authority
Future Tax Secured Revenue
0.02%, 11/01/2036
(a)
4,800 4,800
5.25%, 08/01/2037 3,000 3,781
New York City Water & Sewer System
4.00%, 06/15/2037 2,800 3,305
New York Counties Tobacco Trust VI
5.00%, 06/01/2031 215 248
5.00%, 06/01/2036 740 836
5.00%, 06/01/2041 400 448
New York Liberty Development Corp
5.00%, 11/15/2031 1,000 1,002
5.00%, 09/15/2040 1,000 1,016
5.00%, 12/15/2041 1,000 1,005
New York State Bridge Authority
4.00%, 01/01/2040 500 595
New York State Dormitory Authority
4.00%, 09/01/2045 2,000 2,251
5.00%, 07/01/2033 1,200 1,469
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp -
State Aid Withholding )
5.00%, 10/01/2023
(d)
140 141
New York Transportation Development Corp
4.00%, 10/01/2030 1,000 1,159
4.00%, 04/30/2053 1,000 1,119
5.00%, 12/01/2027 1,000 1,205
5.00%, 12/01/2028 1,100 1,344
5.00%, 12/01/2029 1,200 1,499
5.00%, 12/01/2031 750 938
5.00%, 01/01/2032 7,200 8,573
5.00%, 12/01/2034 2,000 2,501
5.00%, 10/01/2035 2,000 2,476
5.00%, 01/01/2036 3,200 3,794
5.00%, 10/01/2040 2,000 2,452
5.25%, 01/01/2050 3,125 3,478
Port Authority of New York & New Jersey
5.00%, 07/15/2035 3,000 3,771
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 59
Westchester County Local Development Corp
5.00%, 07/01/2041
(b),(f)
1,475 1,568
5.00%, 11/01/2046 2,400 2,735
5.00%, 07/01/2056
(b),(f)
2,000 2,077
$ 68,014
North Carolina - 2.92%
City of Charlotte NC
4.00%, 12/01/2033 650 801
5.00%, 06/01/2029 5,790 7,471
5.00%, 12/01/2031 2,000 2,687
5.00%, 12/01/2032 2,000 2,677
North Carolina Medical Care Commission
5.00%, 10/01/2047 1,000 1,078
North Carolina Turnpike Authority
5.00%, 01/01/2040 4,100 4,909
Raleigh Durham Airport Authority
5.00%, 05/01/2031 1,750 2,203
5.00%, 05/01/2034 1,150 1,440
$ 23,266
Ohio - 3.43%
American Municipal Power Inc
5.25%, 02/15/2033 2,575 2,612
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Ohio (continued)
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 $ 3,000 $ 3,432
5.00%, 06/01/2055 7,150 8,023
City of Cincinnati OH
5.00%, 12/01/2032 815 838
County of Hamilton OH
0.07%, 08/15/2051
(a)
3,000 3,000
5.00%, 01/01/2036 1,435 1,576
5.00%, 01/01/2046 2,500 2,712
Jefferson County Port Authority/OH
3.50%, 12/01/2051
(b)
1,000 1,009
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 1,136
4.50%, 01/15/2048
(b)
850 978
Port of Greater Cincinnati Development Authority
4.25%, 12/01/2050
(b)
2,000 2,012
$ 27,328
Oklahoma - 0.17%
Oklahoma Development Finance Authority
5.25%, 08/15/2043 1,085 1,318
Oregon - 0.33%
Oregon State Business Development Commission
0.00%, 04/01/2031
(b),(e)
1,000 215
State of Oregon Housing & Community Services
Department
3.55%, 07/01/2033 2,270 2,421
$ 2,636
Pennsylvania - 4.06%
Allegheny County Industrial Development
Authority
4.88%, 11/01/2024 1,000 1,089
5.13%, 05/01/2030 1,630 1,962
City of Philadelphia PA
5.00%, 02/01/2038 1,000 1,235
5.00%, 02/01/2039 1,000 1,234
Commonwealth Financing Authority
5.00%, 06/01/2032 3,000 3,649
5.00%, 06/01/2033 2,000 2,426
Lancaster Industrial Development Authority
4.00%, 07/01/2051 1,000 1,071
4.00%, 07/01/2056 1,000 1,067
Luzerne County Industrial Development Authority
2.45%, 12/01/2039
(a)
2,000 2,146
Pennsylvania Economic Development Financing
Authority
2.15%, 11/01/2021
(a)
2,250 2,250
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,569
5.00%, 12/01/2036 1,725 2,086
5.25%, 12/01/2044 5,000 6,315
Pittsburgh Water & Sewer Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 09/01/2033
(d)
400 549
Swarthmore Borough Authority
4.00%, 09/15/2035 2,245 2,749
$ 32,397
Puerto Rico - 0.80%
Commonwealth of Puerto Rico
0.00%, 07/01/2039
(e)
6,835 6,374
South Carolina - 0.91%
South Carolina Jobs-Economic Development
Authority
5.25%, 11/15/2052 1,500 1,629
6.00%, 06/01/2031
(b)
1,000 1,020
6.25%, 06/01/2040
(b)
2,000 2,053
6.50%, 06/01/2051
(b)
2,500 2,564
$ 7,266

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2021
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
South Dakota - 0.19%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
$ 1,500 $ 1,501
Tennessee - 2.41%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2031
(f)
1,750 2,242
5.00%, 07/01/2040 4,510 5,299
Metropolitan Nashville Airport Authority/The
5.00%, 07/01/2044 5,000 6,076
5.00%, 07/01/2054 3,750 4,515
Tennergy Corp/TN
5.00%, 02/01/2050
(a)
1,000 1,124
$ 19,256
Texas - 9.28%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 3,237
Central Texas Turnpike System
5.00%, 08/15/2031 1,285 1,437
City of Dallas TX Waterworks & Sewer System
Revenue
4.00%, 10/01/2037 5,000 6,012
City of Houston TX Airport System Revenue
4.00%, 07/15/2041 1,000 1,057
5.00%, 07/01/2029 2,000 2,167
6.63%, 07/15/2038 2,000 2,011
Harris County-Houston Sports Authority
5.00%, 11/15/2030 3,000 3,311
Love Field Airport Modernization Corp
5.00%, 11/01/2022 1,000 1,047
Lower Neches Valley Authority Industrial
Development Corp
0.04%, 11/01/2051
(a)
1,850 1,850
Matagorda County Navigation District No 1
2.60%, 11/01/2029 2,600 2,740
Metropolitan Transit Authority of Harris County
Sales & Use Tax Revenue
5.00%, 11/01/2033 2,435 2,923
North Texas Tollway Authority
5.00%, 01/01/2045 1,000 1,124
Port Beaumont Navigation District
2.75%, 01/01/2036
(b)
1,000 985
2.88%, 01/01/2041
(b)
1,000 979
3.63%, 01/01/2035
(b)
4,535 4,662
4.00%, 01/01/2050
(b)
500 515
Sea Breeze Public Facility Corp
6.50%, 01/01/2046 100 100
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,374
Texas Municipal Gas Acquisition & Supply Corp
III
5.00%, 12/15/2028 5,000 6,175
5.00%, 12/15/2031 2,200 2,838
Texas Municipal Gas Acquisition and Supply
Corp I
6.25%, 12/15/2026 11,560 13,370
Texas Private Activity Bond Surface
Transportation Corp
4.00%, 12/31/2030 1,250 1,496
4.00%, 06/30/2035 1,750 2,055
5.00%, 12/31/2032 4,000 4,981
7.00%, 12/31/2038 1,000 1,114
Texas Transportation Commission
5.00%, 08/01/2057 2,000 2,299
West Harris County Regional Water Authority
4.00%, 12/15/2049 1,000 1,150
$ 74,009
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Utah - 1.20%
Utah Infrastructure Agency
5.00%, 10/15/2028 $ 1,000 $ 1,201
5.00%, 10/15/2032 4,385 5,161
5.00%, 10/15/2037 1,500 1,750
5.38%, 10/15/2040 1,200 1,427
$ 9,539
Virginia - 2.60%
County of Botetourt VA
6.00%, 07/01/2034 1,000 1,111
6.00%, 07/01/2044 1,000 1,101
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2038 1,500 1,837
5.00%, 10/01/2039 1,500 1,833
Hampton Roads Transportation Accountability
Commission
5.00%, 07/01/2022 4,000 4,128
King George County Economic Development
Authority
2.50%, 06/01/2023
(a)
1,600 1,646
Norfolk Economic Development Authority
0.06%, 11/01/2034
(a)
1,260 1,260
Roanoke Economic Development Authority
6.63%, 12/01/2044 1,295 1,461
Virginia College Building Authority
5.00%, 02/01/2029 5,000 6,386
$ 20,763
Washington - 1.78%
Port of Seattle WA
5.00%, 04/01/2029 5,250 6,568
Washington State Housing Finance Commission
3.50%, 12/20/2035 6,671 7,650
$ 14,218
West Virginia - 0.16%
West Virginia Economic Development Authority
4.12%, 07/01/2045
(a)
1,250 1,314
Wisconsin - 1.32%
Public Finance Authority
4.00%, 03/31/2056 2,500 2,695
5.00%, 01/01/2024 2,500 2,710
5.00%, 12/01/2025 3,000 3,455
5.00%, 10/01/2043
(b)
1,500 1,643
$ 10,503
TOTAL MUNICIPAL BONDS $ 785,190
Total Investments $ 800,918
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (2.87)%
Notes with interest rates of 0.08% - 0.24% at
October 31, 2021 and contractual maturities of
collateral from 2023-2036.
(h)
$ (22,879) (22,879)
Total Net Investments $ 778,039
Other Assets and Liabilities -  2.48% 19,762
TOTAL NET ASSETS - 100.00% $ 797,801
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $59,374 or 7.44% of net assets.
(c) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(d) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.

Schedule of Investments
Tax-Exempt Bond Fund
October 31, 2021
See accompanying notes.

(e) Non-income producing security
(f) Security purchased on a when-issued basis.
(g) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(h) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
October 31, 2021.
Portfolio Summary  (unaudited)
Sector Percent
Revenue Bonds 78.19%
General Obligation Unlimited 8.91%
Insured 5.51%
Prerefunded 2.06%
Investment Companies 1.97%
Certificate Participation 1.69%
General Obligation Limited 0.95%
Tax Allocation 0.55%
Special Assessment 0.31%
Special Tax 0.25%
Liability For Floating Rate Notes Issued (2.87)%
Other Assets and Liabilities
2.48%
TOTAL NET ASSETS
100.00%

Glossary to the Schedule of Investments
October 31, 2021
See accompanying notes.

Currency Abbreviations
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Renminbi
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
PEN Peruvian Nuevo Sol
PLN Polish Zloty
RON Romanian New Leu
RUB Russian Ruble
THB Thai Baht
USD/$ United States Dollar
ZAR South African Rand

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2021 $ 10 .85 $ 0 .24 $ 0 .17 $ 0 .41 ( $ 0 .24 ) ( $ 0 .24 ) $ 11 .02
2020 10 .80 0 .25 0 .01 0 .26 ( 0 .21 ) ( 0 .21 ) 10 .85
2019 10 .10 0 .32 0 .67 0 .99 ( 0 .29 ) ( 0 .29 ) 10 .80
2018 10 .53 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .33 ) ( 0 .33 ) 10 .10
2017 10 .68 0 .36 ( 0 .17 ) 0 .19 ( 0 .34 ) ( 0 .34 ) 10 .53
Class C shares
2021 10 .87 0 .15 0 .18 0 .33 ( 0 .15 ) ( 0 .15 ) 11 .05
2020 10 .82 0 .16 0 .01 0 .17 ( 0 .12 ) ( 0 .12 ) 10 .87
2019 10 .12 0 .24 0 .66 0 .90 ( 0 .20 ) ( 0 .20 ) 10 .82
2018 10 .55 0 .27 ( 0 .46 ) ( 0 .19 ) ( 0 .24 ) ( 0 .24 ) 10 .12
2017 10 .70 0 .28 ( 0 .18 ) 0 .10 ( 0 .25 ) ( 0 .25 ) 10 .55
Institutional shares
2021 10 .86 0 .26 0 .18 0 .44 ( 0 .27 ) ( 0 .27 ) 11 .03
2020 10 .81 0 .28 0 .01 0 .29 ( 0 .24 ) ( 0 .24 ) 10 .86
2019 10 .10 0 .35 0 .68 1 .03 ( 0 .32 ) ( 0 .32 ) 10 .81
2018 10 .54 0 .38 ( 0 .46 ) ( 0 .08 ) ( 0 .36 ) ( 0 .36 ) 10 .10
2017 10 .68 0 .39 ( 0 .17 ) 0 .22 ( 0 .36 ) ( 0 .36 ) 10 .54

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
3 .89% (b) ,(c) $ 471,777 0 .79% 0 .76% (d) 2 .11% 13 .2%
2 .44 (c) 446,357 0 .79 0 .76 (d) 2 .29 40 .1
9 .94 (c) 420,656 0 .81 0 .78 (d) 3 .08 42 .3
( 1 .00 ) (c) 283,709 0 .83 0 .77 (d) 3 .45 49 .0
1 .82 (c) 292,217 0 .82 0 .77 (d) 3 .48 39 .8
3 .05 (c) 39,213 1 .59 1 .56 (d) 1 .31 13 .2
1 .61 (c) 41,166 1 .60 1 .57 (d) 1 .49 40 .1
9 .01 (c) 41,462 1 .65 1 .62 (d) 2 .26 42 .3
( 1 .82 ) (c) 33,333 1 .67 1 .61 (d) 2 .62 49 .0
0 .99 (c) 39,252 1 .64 1 .59 (d) 2 .66 39 .8
4 .05 217,309 0 .54 (e) 0 .51 (d) ,(e) 2 .36 13 .2
2 .70 166,577 0 .54 (e) 0 .51 (d) ,(e) 2 .60 40 .1
10 .34 132,152 0 .54 (e) 0 .51 (d) ,(e) 3 .35 42 .3
( 0 .84 ) 96,073 0 .57 (e) 0 .51 (d) ,(e) 3 .71 49 .0
2 .15 90,691 0 .57 (e) 0 .52 (d) ,(e) 3 .68 39 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
Class A shares
2021 $ 10 .17 $ 0 .13 ( $ 0 .16 ) ( $ 0 .03 ) ( $ 0 .19 ) ( $ 0 .19 ) $ 9 .95
2020 9 .78 0 .18 0 .43 0 .61 ( 0 .22 ) ( 0 .22 ) 10 .17
2019 9 .18 0 .24 0 .64 0 .88 ( 0 .28 ) ( 0 .28 ) 9 .78
2018 9 .56 0 .28 ( 0 .37 ) ( 0 .09 ) ( 0 .29 ) ( 0 .29 ) 9 .18
2017 9 .64 0 .25 ( 0 .05 ) 0 .20 ( 0 .28 ) ( 0 .28 ) 9 .56
Class C shares
2021 10 .24 0 .05 ( 0 .16 ) ( 0 .11 ) ( 0 .11 ) ( 0 .11 ) 10 .02
2020 9 .85 0 .10 0 .43 0 .53 ( 0 .14 ) ( 0 .14 ) 10 .24
2019 9 .23 0 .16 0 .66 0 .82 ( 0 .20 ) ( 0 .20 ) 9 .85
2018 9 .62 0 .21 ( 0 .38 ) ( 0 .17 ) ( 0 .22 ) ( 0 .22 ) 9 .23
2017 9 .69 0 .18 ( 0 .05 ) 0 .13 ( 0 .20 ) ( 0 .20 ) 9 .62
Class J shares
2021 10 .19 0 .15 ( 0 .15 ) – ( 0 .21 ) ( 0 .21 ) 9 .98
2020 9 .81 0 .19 0 .43 0 .62 ( 0 .24 ) ( 0 .24 ) 10 .19
2019 9 .20 0 .25 0 .65 0 .90 ( 0 .29 ) ( 0 .29 ) 9 .81
2018 9 .59 0 .30 ( 0 .39 ) ( 0 .09 ) ( 0 .30 ) ( 0 .30 ) 9 .20
2017 9 .66 0 .27 ( 0 .05 ) 0 .22 ( 0 .29 ) ( 0 .29 ) 9 .59
Institutional shares
2021 10 .20 0 .16 ( 0 .15 ) 0 .01 ( 0 .22 ) ( 0 .22 ) 9 .99
2020 9 .81 0 .20 0 .44 0 .64 ( 0 .25 ) ( 0 .25 ) 10 .20
2019 9 .20 0 .27 0 .65 0 .92 ( 0 .31 ) ( 0 .31 ) 9 .81
2018 9 .59 0 .31 ( 0 .38 ) ( 0 .07 ) ( 0 .32 ) ( 0 .32 ) 9 .20
2017 9 .66 0 .29 ( 0 .05 ) 0 .24 ( 0 .31 ) ( 0 .31 ) 9 .59
R-1 shares
2021 10 .20 0 .08 ( 0 .15 ) ( 0 .07 ) ( 0 .14 ) ( 0 .14 ) 9 .99
2020 9 .82 0 .13 0 .42 0 .55 ( 0 .17 ) ( 0 .17 ) 10 .20
2019 9 .21 0 .20 0 .65 0 .85 ( 0 .24 ) ( 0 .24 ) 9 .82
2018 9 .59 0 .24 ( 0 .37 ) ( 0 .13 ) ( 0 .25 ) ( 0 .25 ) 9 .21
2017 9 .67 0 .21 ( 0 .06 ) 0 .15 ( 0 .23 ) ( 0 .23 ) 9 .59

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 0 .18 ) % (b) ,(c) $ 293,606 0 .78% – % 1 .30% 15 .8%
6 .32 (c) 337,294 0 .82 – 1 .77 21 .0
9 .73 (c) 261,383 0 .88 – 2 .52 19 .8
( 0 .94 ) (c) 226,417 0 .88 – 3 .01 9 .2
2 .13 (c) 254,848 0 .87 – 2 .67 12 .5
( 1 .10 ) (c) 31,255 1 .61 – 0 .48 15 .8
5 .42 (c) 53,725 1 .63 – 0 .97 21 .0
8 .99 (c) 49,336 1 .71 – 1 .71 19 .8
( 1 .82 ) (c) 52,031 1 .67 – 2 .21 9 .2
1 .40 (c) 62,012 1 .68 – 1 .86 12 .5
( 0 .05 ) (c) 114,866 0 .64 (d) 0 .66 (e) 1 .44 15 .8
6 .34 (c) 132,319 0 .68 (d) 0 .71 (e) 1 .91 21 .0
9 .94 (c) 97,925 0 .77 (d) 0 .80 (e) 2 .64 19 .8
( 0 .91 ) (c) 85,102 0 .74 (d) 0 .77 (e) 3 .15 9 .2
2 .38 (c) 95,945 0 .73 (d) 0 .76 (e) 2 .81 12 .5
0 .06 770,550 0 .54 (f) – 1 .55 15 .8
6 .56 674,265 0 .58 (f) – 2 .02 21 .0
10 .14 519,888 0 .58 (f) – 2 .82 19 .8
( 0 .75 ) 413,469 0 .58 (f) – 3 .30 9 .2
2 .59 415,952 0 .50 (f) – 3 .06 12 .5
( 0 .69 ) 11,332 1 .29 – 0 .79 15 .8
5 .65 12,967 1 .33 – 1 .28 21 .0
9 .28 15,209 1 .36 – 2 .07 19 .8
( 1 .41 ) 16,422 1 .36 – 2 .53 9 .2
1 .63 19,397 1 .36 – 2 .19 12 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
CORE FIXED INCOME FUND
R-3 shares
2021 $ 10 .22 $ 0 .11 ( $ 0 .15 ) ( $ 0 .04 ) ( $ 0 .17 ) ( $ 0 .17 ) $ 10 .01
2020 9 .83 0 .16 0 .43 0 .59 ( 0 .20 ) ( 0 .20 ) 10 .22
2019 9 .22 0 .23 0 .64 0 .87 ( 0 .26 ) ( 0 .26 ) 9 .83
2018 9 .61 0 .27 ( 0 .38 ) ( 0 .11 ) ( 0 .28 ) ( 0 .28 ) 9 .22
2017 9 .68 0 .24 ( 0 .05 ) 0 .19 ( 0 .26 ) ( 0 .26 ) 9 .61
R-4 shares
2021 10 .21 0 .13 ( 0 .15 ) ( 0 .02 ) ( 0 .19 ) ( 0 .19 ) 10 .00
2020 9 .83 0 .18 0 .42 0 .60 ( 0 .22 ) ( 0 .22 ) 10 .21
2019 9 .22 0 .24 0 .65 0 .89 ( 0 .28 ) ( 0 .28 ) 9 .83
2018 9 .60 0 .28 ( 0 .37 ) ( 0 .09 ) ( 0 .29 ) ( 0 .29 ) 9 .22
2017 9 .67 0 .26 ( 0 .05 ) 0 .21 ( 0 .28 ) ( 0 .28 ) 9 .60
R-5 shares
2021 10 .19 0 .14 ( 0 .15 ) ( 0 .01 ) ( 0 .20 ) ( 0 .20 ) 9 .98
2020 9 .81 0 .19 0 .42 0 .61 ( 0 .23 ) ( 0 .23 ) 10 .19
2019 9 .20 0 .25 0 .65 0 .90 ( 0 .29 ) ( 0 .29 ) 9 .81
2018 9 .59 0 .29 ( 0 .38 ) ( 0 .09 ) ( 0 .30 ) ( 0 .30 ) 9 .20
2017 9 .66 0 .27 ( 0 .05 ) 0 .22 ( 0 .29 ) ( 0 .29 ) 9 .59
R-6 shares
2021 10 .19 0 .17 ( 0 .15 ) 0 .02 ( 0 .23 ) ( 0 .23 ) 9 .98
2020 9 .80 0 .21 0 .44 0 .65 ( 0 .26 ) ( 0 .26 ) 10 .19
2019 9 .20 0 .27 0 .65 0 .92 ( 0 .32 ) ( 0 .32 ) 9 .80
2018 9 .58 0 .32 ( 0 .37 ) ( 0 .05 ) ( 0 .33 ) ( 0 .33 ) 9 .20
2017 9 .66 0 .29 ( 0 .05 ) 0 .24 ( 0 .32 ) ( 0 .32 ) 9 .58

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 0 .38 ) % $ 12,325 0 .98% 1 .10% 15 .8%
6 .07 19,911 1 .02 1 .59 21 .0
9 .61 24,860 1 .05 2 .38 19 .8
( 1 .21 ) 27,890 1 .05 2 .83 9 .2
2 .05 29,838 1 .05 2 .50 12 .5
( 0 .19 ) 14,605 0 .79 1 .29 15 .8
6 .17 13,116 0 .83 1 .77 21 .0
9 .82 17,519 0 .86 2 .57 19 .8
( 0 .92 ) 19,693 0 .86 3 .02 9 .2
2 .24 29,803 0 .86 2 .68 12 .5
( 0 .07 ) 32,242 0 .67 1 .41 15 .8
6 .31 38,478 0 .71 1 .89 21 .0
9 .97 35,845 0 .74 2 .68 19 .8
( 0 .91 ) 33,909 0 .74 3 .11 9 .2
2 .37 49,040 0 .74 2 .81 12 .5
0 .18 9,159,603 0 .41 (b) 1 .67 15 .8
6 .69 8,278,200 0 .45 (b) 2 .15 21 .0
10 .14 5,666,716 0 .48 (b) 2 .86 19 .8
( 0 .55 ) 2,034,970 0 .48 (b) 3 .40 9 .2
2 .53 2,290,265 0 .48 (b) 3 .04 12 .5
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
CORE PLUS BOND FUND
Class A shares
2021 $ 11 .57 $ 0 .17 ( $ 0 .03 ) $ 0 .14 ( $ 0 .19 ) ( $ 0 .53 ) ( $ 0 .72 ) $ 10 .99
2020 11 .13 0 .24 0 .54 0 .78 ( 0 .34 ) – ( 0 .34 ) 11 .57
2019 10 .36 0 .30 0 .78 1 .08 ( 0 .31 ) – ( 0 .31 ) 11 .13
2018 10 .98 0 .30 ( 0 .60 ) ( 0 .30 ) ( 0 .32 ) – ( 0 .32 ) 10 .36
2017 11 .05 0 .28 ( 0 .07 ) 0 .21 ( 0 .28 ) – ( 0 .28 ) 10 .98
Class J shares
2021 11 .66 0 .18 ( 0 .03 ) 0 .15 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 11 .08
2020 11 .21 0 .25 0 .54 0 .79 ( 0 .34 ) – ( 0 .34 ) 11 .66
2019 10 .43 0 .30 0 .79 1 .09 ( 0 .31 ) – ( 0 .31 ) 11 .21
2018 11 .06 0 .31 ( 0 .61 ) ( 0 .30 ) ( 0 .33 ) – ( 0 .33 ) 10 .43
2017 11 .12 0 .28 ( 0 .05 ) 0 .23 ( 0 .29 ) – ( 0 .29 ) 11 .06
Institutional shares
2021 11 .57 0 .21 ( 0 .04 ) 0 .17 ( 0 .23 ) ( 0 .53 ) ( 0 .76 ) 10 .98
2020 11 .13 0 .28 0 .53 0 .81 ( 0 .37 ) – ( 0 .37 ) 11 .57
2019 10 .35 0 .34 0 .79 1 .13 ( 0 .35 ) – ( 0 .35 ) 11 .13
2018 10 .98 0 .34 ( 0 .60 ) ( 0 .26 ) ( 0 .37 ) – ( 0 .37 ) 10 .35
2017 11 .04 0 .32 ( 0 .06 ) 0 .26 ( 0 .32 ) – ( 0 .32 ) 10 .98
R-1 shares
2021 11 .56 0 .11 ( 0 .02 ) 0 .09 ( 0 .14 ) ( 0 .53 ) ( 0 .67 ) 10 .98
2020 11 .13 0 .19 0 .52 0 .71 ( 0 .28 ) – ( 0 .28 ) 11 .56
2019 10 .35 0 .25 0 .79 1 .04 ( 0 .26 ) – ( 0 .26 ) 11 .13
2018 10 .98 0 .25 ( 0 .60 ) ( 0 .35 ) ( 0 .28 ) – ( 0 .28 ) 10 .35
2017 11 .04 0 .22 ( 0 .05 ) 0 .17 ( 0 .23 ) – ( 0 .23 ) 10 .98
R-3 shares
2021 11 .49 0 .15 ( 0 .03 ) 0 .12 ( 0 .17 ) ( 0 .53 ) ( 0 .70 ) 10 .91
2020 11 .06 0 .22 0 .52 0 .74 ( 0 .31 ) – ( 0 .31 ) 11 .49
2019 10 .29 0 .28 0 .78 1 .06 ( 0 .29 ) – ( 0 .29 ) 11 .06
2018 10 .91 0 .28 ( 0 .59 ) ( 0 .31 ) ( 0 .31 ) – ( 0 .31 ) 10 .29
2017 10 .98 0 .26 ( 0 .07 ) 0 .19 ( 0 .26 ) – ( 0 .26 ) 10 .91
R-4 shares
2021 11 .74 0 .17 ( 0 .03 ) 0 .14 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .16
2020 11 .29 0 .25 0 .53 0 .78 ( 0 .33 ) – ( 0 .33 ) 11 .74
2019 10 .50 0 .30 0 .80 1 .10 ( 0 .31 ) – ( 0 .31 ) 11 .29
2018 11 .13 0 .31 ( 0 .61 ) ( 0 .30 ) ( 0 .33 ) – ( 0 .33 ) 10 .50
2017 11 .19 0 .28 ( 0 .06 ) 0 .22 ( 0 .28 ) – ( 0 .28 ) 11 .13
R-5 shares
2021 11 .50 0 .18 ( 0 .03 ) 0 .15 ( 0 .20 ) ( 0 .53 ) ( 0 .73 ) 10 .92
2020 11 .07 0 .25 0 .53 0 .78 ( 0 .35 ) – ( 0 .35 ) 11 .50
2019 10 .30 0 .31 0 .79 1 .10 ( 0 .33 ) – ( 0 .33 ) 11 .07
2018 10 .93 0 .32 ( 0 .61 ) ( 0 .29 ) ( 0 .34 ) – ( 0 .34 ) 10 .30
2017 10 .99 0 .29 ( 0 .05 ) 0 .24 ( 0 .30 ) – ( 0 .30 ) 10 .93

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
1 .24% (b) $ 94,268 0 .84% (c) – % 1 .54% 181 .5%
6 .98 (b) ,(d) 100,498 0 .88 (c) – 2 .12 167 .0
10 .63 (b) ,(d) 89,060 0 .88 (c) – 2 .75 138 .6
( 2 .74 ) (b) 78,179 0 .88 (c) – 2 .80 134 .0
1 .96 (b) 90,713 0 .88 (c) – 2 .55 128 .3
1 .25 (b) 142,242 0 .82 (e) 0 .91 (f) 1 .56 181 .5
7 .07 (b) ,(d) 155,238 0 .83 (e) 0 .92 (f) 2 .17 167 .0
10 .66 (b) ,(d) 137,858 0 .88 (e) 0 .97 (f) 2 .76 138 .6
( 2 .76 ) (b) 131,877 0 .82 (e) 0 .91 (f) 2 .86 134 .0
2 .07 (b) 148,389 0 .85 (e) 0 .89 (f) 2 .59 128 .3
1 .54 (d) 398,554 0 .56 (c) – 1 .85 181 .5
7 .41 318,810 0 .57 (c) – 2 .44 167 .0
11 .10 1,156,182 0 .46 (c) – 3 .18 138 .6
( 2 .42 ) 2,925,885 0 .46 (c) – 3 .22 134 .0
2 .45 3,219,716 0 .49 (c) – 2 .94 128 .3
0 .71 3,719 1 .38 (c) – 1 .03 181 .5
6 .45 4,234 1 .38 (c) – 1 .65 167 .0
10 .15 4,758 1 .33 (c) – 2 .30 138 .6
( 3 .27 ) 4,308 1 .33 (c) – 2 .35 134 .0
1 .56 4,961 1 .37 (c) – 2 .06 128 .3
1 .03 20,465 1 .07 (c) – 1 .33 181 .5
6 .83 20,466 1 .07 (c) – 1 .93 167 .0
10 .45 17,923 1 .02 (c) – 2 .61 138 .6
( 2 .89 ) 16,316 1 .02 (c) – 2 .65 134 .0
1 .80 20,919 1 .06 (c) – 2 .37 128 .3
1 .19 6,969 0 .88 (c) – 1 .52 181 .5
7 .06 8,449 0 .88 (c) – 2 .16 167 .0
10 .63 11,540 0 .83 (c) – 2 .79 138 .6
( 2 .75 ) 10,643 0 .83 (c) – 2 .84 134 .0
2 .04 15,827 0 .87 (c) – 2 .56 128 .3
1 .34 44,691 0 .76 (c) – 1 .64 181 .5
7 .15 49,176 0 .76 (c) – 2 .23 167 .0
10 .78 38,543 0 .71 (c) – 2 .93 138 .6
( 2 .68 ) 43,741 0 .71 (c) – 2 .97 134 .0
2 .20 54,833 0 .75 (c) – 2 .68 128 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2021 $ 12 .74 $ 0 .18 $ 3 .52 $ 3 .70 ( $ 0 .11 ) $ – ( $ 0 .11 ) $ 16 .33
2020 12 .52 0 .11 0 .34 0 .45 ( 0 .23 ) – ( 0 .23 ) 12 .74
2019 12 .26 0 .18 0 .79 0 .97 ( 0 .15 ) ( 0 .56 ) ( 0 .71 ) 12 .52
2018 13 .96 0 .20 ( 1 .71 ) ( 1 .51 ) ( 0 .19 ) – ( 0 .19 ) 12 .26
2017 11 .35 0 .11 2 .63 2 .74 ( 0 .13 ) – ( 0 .13 ) 13 .96
Class C shares
2021 12 .71 0 .05 3 .52 3 .57 – – – 16 .28
2020 12 .49 0 .01 0 .34 0 .35 ( 0 .13 ) – ( 0 .13 ) 12 .71
2019 12 .21 0 .09 0 .80 0 .89 ( 0 .05 ) ( 0 .56 ) ( 0 .61 ) 12 .49
2018 13 .92 0 .10 ( 1 .71 ) ( 1 .61 ) ( 0 .10 ) – ( 0 .10 ) 12 .21
2017 11 .30 0 .02 2 .64 2 .66 ( 0 .04 ) – ( 0 .04 ) 13 .92
Class J shares
2021 12 .58 0 .20 3 .48 3 .68 ( 0 .13 ) – ( 0 .13 ) 16 .13
2020 12 .37 0 .12 0 .34 0 .46 ( 0 .25 ) – ( 0 .25 ) 12 .58
2019 12 .13 0 .19 0 .78 0 .97 ( 0 .17 ) ( 0 .56 ) ( 0 .73 ) 12 .37
2018 13 .82 0 .21 ( 1 .69 ) ( 1 .48 ) ( 0 .21 ) – ( 0 .21 ) 12 .13
2017 11 .23 0 .13 2 .61 2 .74 ( 0 .15 ) – ( 0 .15 ) 13 .82
Institutional shares
2021 12 .68 0 .24 3 .49 3 .73 ( 0 .16 ) – ( 0 .16 ) 16 .25
2020 12 .47 0 .15 0 .34 0 .49 ( 0 .28 ) – ( 0 .28 ) 12 .68
2019 12 .23 0 .09 0 .93 1 .02 ( 0 .22 ) ( 0 .56 ) ( 0 .78 ) 12 .47
2018 13 .93 0 .26 ( 1 .71 ) ( 1 .45 ) ( 0 .25 ) – ( 0 .25 ) 12 .23
2017 11 .32 0 .17 2 .63 2 .80 ( 0 .19 ) – ( 0 .19 ) 13 .93
R-1 shares
2021 12 .68 0 .11 3 .52 3 .63 ( 0 .06 ) – ( 0 .06 ) 16 .25
2020 12 .46 0 .06 0 .33 0 .39 ( 0 .17 ) – ( 0 .17 ) 12 .68
2019 12 .20 0 .14 0 .79 0 .93 ( 0 .11 ) ( 0 .56 ) ( 0 .67 ) 12 .46
2018 13 .89 0 .14 ( 1 .70 ) ( 1 .56 ) ( 0 .13 ) – ( 0 .13 ) 12 .20
2017 11 .28 0 .07 2 .62 2 .69 ( 0 .08 ) – ( 0 .08 ) 13 .89

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
29 .16% (b) $ 267,701 1 .18% – % 1 .16% 48 .7%
3 .59 (b) 209,868 1 .20 (c) – 0 .90 45 .1
8 .93 (b) 217,243 1 .27 (c) – 1 .52 51 .0
( 10 .99 ) (b) 217,118 1 .31 – 1 .42 51 .1
24 .41 (b) 256,761 1 .35 – 0 .92 46 .7
28 .11 (b) 9,463 1 .98 (c) – 0 .35 48 .7
2 .79 (b) 9,226 1 .98 (c) – 0 .11 45 .1
8 .14 (b) 10,863 2 .00 (c) – 0 .72 51 .0
( 11 .68 ) (b) 15,031 2 .08 (c) – 0 .70 51 .1
23 .60 (b) 16,331 2 .08 (c) – 0 .18 46 .7
29 .35 (b) 178,815 1 .05 (d) 1 .08 (e) 1 .28 48 .7
3 .67 (b) 143,722 1 .09 (d) 1 .15 (e) 1 .01 45 .1
9 .03 (b) 153,026 1 .16 (d) 1 .27 (e) 1 .63 51 .0
( 10 .89 ) (b) 155,540 1 .17 (d) 1 .20 (e) 1 .56 51 .1
24 .76 (b) 192,872 1 .17 (d) 1 .20 (e) 1 .09 46 .7
29 .63 (f) 557,003 0 .85 (c) – 1 .50 48 .7
3 .86 (f) 400,116 0 .85 (c) – 1 .26 45 .1
9 .43 357,306 0 .79 (c) – 0 .81 51 .0
( 10 .60 ) 10,407,141 0 .83 (c) – 1 .91 51 .1
25 .17 11,494,748 0 .84 (c) – 1 .41 46 .7
28 .65 3,061 1 .63 – 0 .68 48 .7
3 .12 2,905 1 .61 (c) – 0 .47 45 .1
8 .50 3,655 1 .63 (c) – 1 .16 51 .0
( 11 .34 ) 3,998 1 .71 – 0 .99 51 .1
24 .04 4,957 1 .71 – 0 .55 46 .7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
DIVERSIFIED INTERNATIONAL FUND
R-3 shares
2021 $ 12.70 $ 0.17 $ 3.51 $ 3 .68 ( $ 0.10) $ – ( $ 0.10) $ 16.28
2020 12.49 0.10 0.33 0.43 (0.22) – (0.22) 12.70
2019 12.21 0.18 0.79 0.97 (0.13) (0.56) (0.69) 12.49
2018 13.90 0.18 (1.70) (1.52) (0.17) – (0.17) 12.21
2017 11.29 0.10 2.63 2.73 (0.12) – (0.12) 13.90
R-4 shares
2021 12.88 0.18 3.57 3.75 (0.11) – (0.11) 16.52
2020 12.66 0.12 0 .34 0.46 (0.24) – (0.24) 12.88
2019 12.38 0.19 0.81 1.00 (0.16) (0.56) (0.72) 12.66
2018 14.10 0.21 (1.73) (1.52) (0.20) – (0.20) 12.38
2017 11.46 0.13 2.65 2.78 (0.14) – (0.14) 14.10
R-5 shares
2021 12.85 0.21 3.56 3.77 (0.14) – (0.14) 16.48
2020 12.64 0.14 0.33 0.47 (0.26) – (0.26) 12.85
2019 12.37 0.21 0.80 1.01 (0.18) (0.56) (0.74) 12.64
2018 14.07 0.23 (1.72) (1.49) (0.21) – (0.21) 12.37
2017 11 .44 0.15 2.64 2.79 (0.16) – (0.16) 14.07
R-6 shares
2021 12.69 0.23 3.52 3.75 (0.17) – (0.17) 16.27
2020 12.48 0.17 0.34 0.51 (0.30) – (0.30) 12.69
2019(c) 11.76 0.21 0.51 0.72 – – – 12.48

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
29.03% $ 14,118 1.32% 1.06% 48.7%
3.38 10,932 1.30 (b) 0.78 45.1
8.88 12,322 1.32 (b) 1.48 51.0
(11.07) 15,377 1.40 1.30 51.1
24.41 26,409 1.40 0.83 46.7
29.21 10,683 1.13 1.15 48.7
3.65 10,680 1.11 (b) 0.98 45.1
9.09 17,271 1.13 (b) 1.54 51.0
(10.94) 27,665 1.21 1.50 51.1
24.64 41,921 1.21 1.06 46.7
29.41 41,789 1.01 1.35 48.7
3.72 32,242 0.99 (b) 1.11 45.1
9.21 41,586 1.01 (b) 1.78 51.0
(10.74) 47,424 1.09 1.63 51.1
24.75 60,543 1.09 1.19 46.7
29.71 4,491,999 0.74 (b) 1.51 48.7
4.03 10,370,769 0.73 (b) 1.38 45.1
6.12 (d) 11,175,055 0.73 (b),(e) 2.68 (e) 51.0
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Period from March 1, 2019, date operations commenced, through October 31, 2019.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
Class A shares
2021 $ 30.66 $ 0.51 $ 10.94 $ 11.45 ( $ 0.48) $ – ( $ 0.48) $ 41.63
2020 33.25 0.55 (1.68) (1.13) (0.51) (0.95) (1.46) 30.66
2019 30.97 0.56 3.75 4.31 (0.60) (1.43) (2.03) 33.25
2018 31.55 0.64 0.87 1.51 (0.57) (1.52) (2.09) 30.97
2017 26.69 0.56 5.28 5.84 (0.46) (0.52) (0.98) 31.55
Class C shares
2021 29.78 0.22 10.62 10.84 (0.20) – (0.20) 40.42
2020 32.33 0.31 (1.62) (1.31) (0.29) (0.95) (1.24) 29.78
2019 30.17 0 .32 3.64 3.96 (0.37) (1.43) (1.80) 32.33
2018 30.78 0.40 0.85 1.25 (0.34) (1.52) (1.86) 30.17
2017 26.07 0.33 5.16 5.49 (0.26) (0.52) (0.78) 30.78
Class J shares
2021 30.70 0.55 10.94 11.49 (0.51) – (0.51) 41.68
2020 33.29 0.57 (1.69) (1.12) (0.52) (0.95) (1.47) 30.70
2019 31.01 0.56 3.76 4.32 (0.61) (1.43) (2.04) 33.29
2018(f) 32.68 0.01 (1.68) (1.67) – – – 31.01
Institutional shares
2021 30.71 0.64 10.95 11.59 (0.61) – (0.61) 41.69
2020 33.31 0.66 (1.68) (1.02) (0.63) (0.95) (1.58) 30.71
2019 31.02 0.68 3.76 4.44 (0.72) (1.43) (2.15) 33.31
2018 31.59 0.76 0.87 1.63 (0.68) (1.52) (2.20) 31.02
2017 26.72 0.66 5.29 5.95 (0.56) (0.52) (1.08) 31.59

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
37.51% (b) $ 1,424,668 0.86% – % 1.33% 22.0%
(3.49) (b) 1,049,990 0.88 – 1.79 16.9
15.12 (b) 1,200,974 0.91 – 1.81 21.5
4.77 (b) 1,094,052 0.89 – 2.02 13.2
22.32 (b) 962,989 0.89 – 1.90 23.3
36.49 (b),(c) 125,768 1.61 – 0.61 22.0
(4.23) (b) 120,112 1.63 – 1.05 16.9
14.26 (b) 155,071 1.65 – 1.08 21.5
4.03 (b) 178,958 1.62 – 1.30 13.2
21.42 (b) 189,509 1.63 – 1.16 23.3
37.60 (b) 86,651 0.77 (d) 0.79 (e) 1.42 22.0
(3.44) (b) 61,063 0.82 (d) 0.85 (e) 1.84 16.9
15.16 (b) 69,728 0.90 (d) 0.93 (e) 1.81 21.5
(5.11) (b),(g) 62,247 0.82 (d),(h) 1.33 (e),(h) 0.63 (h) 13.2
37.97 (c) 9,001,763 0.52 (i) – 1.68 22.0
(3 .14) 6,372,962 0.52 (i) – 2.14 16.9
15.57 6,190,503 0.52 (i) – 2.19 21.5
5.17 5,471,644 0.52 (i) – 2.40 13.2
22.77 5,181,521 0.52 (i) – 2.26 23.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Period from October 9, 2018, date operations commenced, through October 31, 2018.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.
(i) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
EQUITY INCOME FUND
R-1 shares
2021 $ 30 .52 $ 0 .31 $ 10 .88 $ 11 .19 ( $ 0 .28 ) $ – ( $ 0 .28 ) $ 41 .43
2020 33 .10 0 .39 ( 1 .66 ) ( 1 .27 ) ( 0 .36 ) ( 0 .95 ) ( 1 .31 ) 30 .52
2019 30 .84 0 .41 3 .74 4 .15 ( 0 .46 ) ( 1 .43 ) ( 1 .89 ) 33 .10
2018 31 .42 0 .50 0 .84 1 .34 ( 0 .40 ) ( 1 .52 ) ( 1 .92 ) 30 .84
2017 26 .60 0 .40 5 .27 5 .67 ( 0 .33 ) ( 0 .52 ) ( 0 .85 ) 31 .42
R-3 shares
2021 30 .56 0 .43 10 .90 11 .33 ( 0 .40 ) – ( 0 .40 ) 41 .49
2020 33 .14 0 .49 ( 1 .67 ) ( 1 .18 ) ( 0 .45 ) ( 0 .95 ) ( 1 .40 ) 30 .56
2019 30 .87 0 .52 3 .72 4 .24 ( 0 .54 ) ( 1 .43 ) ( 1 .97 ) 33 .14
2018 31 .45 0 .58 0 .86 1 .44 ( 0 .50 ) ( 1 .52 ) ( 2 .02 ) 30 .87
2017 26 .61 0 .50 5 .26 5 .76 ( 0 .40 ) ( 0 .52 ) ( 0 .92 ) 31 .45
R-4 shares
2021 30 .62 0 .50 10 .93 11 .43 ( 0 .47 ) – ( 0 .47 ) 41 .58
2020 33 .21 0 .54 ( 1 .67 ) ( 1 .13 ) ( 0 .51 ) ( 0 .95 ) ( 1 .46 ) 30 .62
2019 30 .94 0 .57 3 .73 4 .30 ( 0 .60 ) ( 1 .43 ) ( 2 .03 ) 33 .21
2018 31 .51 0 .65 0 .86 1 .51 ( 0 .56 ) ( 1 .52 ) ( 2 .08 ) 30 .94
2017 26 .65 0 .56 5 .27 5 .83 ( 0 .45 ) ( 0 .52 ) ( 0 .97 ) 31 .51
R-5 shares
2021 30 .67 0 .55 10 .93 11 .48 ( 0 .51 ) – ( 0 .51 ) 41 .64
2020 33 .26 0 .58 ( 1 .67 ) ( 1 .09 ) ( 0 .55 ) ( 0 .95 ) ( 1 .50 ) 30 .67
2019 30 .98 0 .61 3 .74 4 .35 ( 0 .64 ) ( 1 .43 ) ( 2 .07 ) 33 .26
2018 31 .55 0 .69 0 .86 1 .55 ( 0 .60 ) ( 1 .52 ) ( 2 .12 ) 30 .98
2017 26 .69 0 .58 5 .29 5 .87 ( 0 .49 ) ( 0 .52 ) ( 1 .01 ) 31 .55

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
36 .76% $ 2,957 1 .38% 0 .80% 22 .0%
( 3 .99 ) 2,424 1 .39 1 .27 16 .9
14 .59 2,746 1 .39 1 .34 21 .5
4 .25 2,909 1 .39 1 .58 13 .2
21 .69 2,545 1 .39 1 .37 23 .3
37 .21 33,754 1 .07 1 .12 22 .0
( 3 .68 ) 24,058 1 .08 1 .59 16 .9
14 .92 31,298 1 .08 1 .68 21 .5
4 .56 40,698 1 .08 1 .80 13 .2
22 .08 50,079 1 .08 1 .73 23 .3
37 .48 32,675 0 .88 1 .30 22 .0
( 3 .50 ) 28,701 0 .89 1 .76 16 .9
15 .11 36,352 0 .89 1 .83 21 .5
4 .79 33,554 0 .89 2 .04 13 .2
22 .33 42,346 0 .89 1 .92 23 .3
37 .62 179,232 0 .76 1 .43 22 .0
( 3 .37 ) 129,146 0 .77 1 .89 16 .9
15 .28 158,549 0 .77 1 .95 21 .5
4 .91 116,047 0 .77 2 .16 13 .2
22 .46 126,461 0 .77 1 .99 23 .3
(a) Calculated based on average shares outstanding during the period.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net
Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
FINISTERRE EMERGING MARKETS TOTAL RETURN BOND FUND(b)
Class A shares
2021 $ 10.20 $ 0.34 $ 0.09 $ 0.43 ( $ 0.26) ( $ 0.09) ( $ 0.04) ( $ 0.39) $ 10.24
2020 10.47 0.35 (0.08) 0.27 (0.37) (0.17) – (0.54) 10.20
2019 9.78 0.41 0.74 1.15 (0.46) – – (0.46) 10.47
2018 10.44 0.33 (0.44) (0.11) (0.25) (0.30) – (0.55) 9.78
2017 10.14 0.41 0.44 0.85 (0.44) (0.11) – (0.55) 10.44
Institutional shares
2021 10.24 0.39 0.07 0.46 (0.29) (0.09) (0.04) (0.42) 10.28
2020 10.51 0.39 (0.09) 0.30 (0.40) (0.17) – (0.57) 10.24
2019 9.81 0.43 0.76 1.19 (0.49) – – (0.49) 10.51
2018 10.47 0.37 (0.45) (0.08) (0.28) (0.30) – (0.58) 9.81
2017 10.15 0.43 0.46 0.89 (0.46) (0.11) – (0.57) 10.47

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
4.13% (c) $ 6,957 1.20% (d) N/A 3.28% 170.3%
2.56 (c) 3,437 1.20 (d) N/A 3.40 285.3
12.09 (c) 1,742 1.28 (d) N/A 4.05 312.5
(1.12) (c) 1,578 1.47 (d) N/A 3.30 399.2
8.63 (c) 488 1.48% (d) 1.47 (d),(e) 4.00 465.3
4.47 770,197 0.85 (d) N/A 3.69 170.3
2.90 226,511 0.85 (d) N/A 3.78 285.3
12.52 241,465 0.87 (d) N/A 4.21 312.5
(0.86) 28,216 1.12 (d) N/A 3.62 399.2
9.09 26,517 1.13 (d) 1.12 (d),(e) 4.19 465.3
(a) Calculated based on average shares outstanding during the period.
(b) Effective February 1, 2021, Finisterre Unconstrained Emerging Markets Bond Fund changed its name to Finisterre Emerging Markets Total Return Bond
Fund.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Reflects Manager's contractual expense limit.
(e) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2021 $ 12.57 $ 0.56 $ 1.32 $ 1.88 ( $ 0.58) $ – ( $ 0.58) $ 13.87
2020 13.72 0.60 (1.15) (0.55) (0.56) (0.04) (0.60) 12.57
2019 13.20 0.69 0.48 1.17 (0.65) – (0.65) 13.72
2018 14.16 0.65 (1.01) (0.36) (0.58) (0.02) (0.60) 13.20
2017 13.72 0.69 0.46 1.15 (0.71) – (0.71) 14.16
Class C shares
2021 12.49 0.47 1.29 1.76 (0.47) – (0.47) 13.78
2020 13.63 0.50 (1.14) (0.64) (0.47) (0.03) (0.50) 12.49
2019 13.12 0.58 0.47 1.05 (0.54) – (0.54) 13.63
2018 14.07 0.54 (1.00) (0.46) (0.48) (0.01) (0.49) 13.12
2017 13.64 0.59 0.44 1.03 (0.60) – (0.60) 14.07
Institutional shares
2021 12.50 0.61 1.31 1.92 (0.63) – (0.63) 13.79
2020 13.66 0.64 (1.16) (0.52) (0.60) (0.04) (0.64) 12.50
2019 13.14 0.73 0.48 1.21 (0.69) – (0.69) 13.66
2018 14.10 0.69 (1.01) (0.32) (0.64) – (0.64) 13.14
2017 13.66 0.73 0.46 1.19 (0.75) – (0.75) 14.10
R-6 shares
2021 12.49 0.62 1.30 1.92 (0.63) – (0.63) 13.78
2020 13.64 0.64 (1.15) (0.51) (0.60) (0.04) (0.64) 12.49
2019 13.14 0.73 0.46 1.19 (0.69) – (0.69) 13.64
2018 14.09 0.71 (1.01) (0.30) (0.65) – (0.65) 13.14
2017(f) 13.93 0.27 0.15 0.42 (0.26) – (0.26) 14.09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to Average
Net Assets (Excluding
Dividends and Interest
Expense )
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
15.13% (b) $ 1,475,288 1.02% (c) N/A 4.10% 93.6%
(4.01) (b),(d) 1,246,664 1.01 (c) N/A 4.69 79.7
9.17 (b),(d) 1,422,501 1.02% (c) 1.02 (c),(e) 5.10 87.3
(2.67) (b) 1,474,030 1.07 (c) 1.06 (c),(e) 4.68 106.9
8.63 (b) 1,916,690 1.09 (c) 1.06 (c),(e) 5.01 120.1
14.24 (b) 469,597 1.76 (c) N/A 3.48 93.6
(4.71) (b),(d) 828,186 1.77 (c) N/A 3.94 79.7
8.30 (b),(d) 1,403,821 1.79 (c) 1.79 (c),(e) 4.36 87.3
(3.34) (b) 1,761,951 1.82 (c) 1.81 (c),(e) 3.93 106.9
7.79 (b) 2,263,619 1.85 (c) 1.82 (c),(e) 4.25 120.1
15.52 2,448,424 0.68 (c) N/A 4.48 93.6
(3.71) 2,686,381 0.68 (c) N/A 5.03 79.7
9.49 4,658,602 0.69 (c) 0.69 (c),(e) 5.43 87.3
(2.36) 4,978,450 0.76 (c) 0.75 (c),(e) 5.00 106.9
9.00 5,811,464 0.79 (c) 0.76 (c),(e) 5.26 120.1
15.54 101,194 0.68 (c) N/A 4.54 93.6
(3.70) (d) 133,451 0.67 (c) N/A 5.04 79.7
9.43 (d) 250,055 0.67 (c) 0.67 (c),(e) 5.42 87.3
(2.26) 210,815 0.73 (c) 0.72 (c),(e) 5.11 106.9
3.02 (g) 2,334,310 0.75 (c),(h) 0.72 (c),(e),(h) 4.92 (h) 120.1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.
(f) Period from June 12, 2017, date operations commenced, through October 31, 2017.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2021 $ 7 .98 $ 0 .12 $ 2 .80 $ 2 .92 ( $ 0 .07 ) $ – ( $ 0 .07 ) $ 10 .83
2020 10 .11 0 .13 ( 1 .83 ) ( 1 .70 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 7 .98
2019 8 .62 0 .12 1 .79 1 .91 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 10 .11
2018 8 .87 0 .16 – 0 .16 ( 0 .26 ) ( 0 .15 ) ( 0 .41 ) 8 .62
2017 8 .35 0 .09 0 .68 0 .77 ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 8 .87
Class C shares
2021 7 .65 0 .05 2 .67 2 .72 ( 0 .05 ) – ( 0 .05 ) 10 .32
2020 9 .75 0 .06 ( 1 .76 ) ( 1 .70 ) ( 0 .09 ) ( 0 .31 ) ( 0 .40 ) 7 .65
2019 8 .32 0 .05 1 .73 1 .78 ( 0 .29 ) ( 0 .06 ) ( 0 .35 ) 9 .75
2018 8 .58 0 .09 – 0 .09 ( 0 .20 ) ( 0 .15 ) ( 0 .35 ) 8 .32
2017 8 .11 0 .02 0 .66 0 .68 ( 0 .18 ) ( 0 .03 ) ( 0 .21 ) 8 .58
Institutional shares
2021 8 .64 0 .16 3 .04 3 .20 ( 0 .08 ) – ( 0 .08 ) 11 .76
2020 10 .90 0 .17 ( 1 .97 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64
2019 9 .25 0 .17 1 .93 2 .10 ( 0 .39 ) ( 0 .06 ) ( 0 .45 ) 10 .90
2018 9 .49 0 .20 – 0 .20 ( 0 .29 ) ( 0 .15 ) ( 0 .44 ) 9 .25
2017 8 .92 0 .13 0 .73 0 .86 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 9 .49
R-3 shares
2021 8 .61 0 .12 3 .02 3 .14 ( 0 .07 ) – ( 0 .07 ) 11 .68
2020 10 .88 0 .13 ( 1 .97 ) ( 1 .84 ) ( 0 .12 ) ( 0 .31 ) ( 0 .43 ) 8 .61
2019 9 .24 0 .12 1 .92 2 .04 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 10 .88
2018 9 .48 0 .15 0 .01 0 .16 ( 0 .25 ) ( 0 .15 ) ( 0 .40 ) 9 .24
2017 8 .92 0 .07 0 .74 0 .81 ( 0 .22 ) ( 0 .03 ) ( 0 .25 ) 9 .48

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
36 .76% (b) $ 112,900 1 .29% 1 .22% 25 .9%
( 17 .41 ) (b) 83,680 1 .33 1 .48 41 .7
22 .96 (b) 124,180 1 .35 1 .28 42 .4
1 .75 (b) 101,404 1 .31 1 .81 24 .3
9 .53 (b) 134,866 1 .33 1 .07 67 .3
35 .69 (b) 22,430 2 .10 0 .49 25 .9
( 18 .08 ) (b) 21,166 2 .12 0 .70 41 .7
22 .15 (b) 33,156 2 .11 (c) 0 .53 42 .4
0 .93 (b) 30,858 2 .07 (c) 1 .02 24 .3
8 .55 (b) 36,680 2 .12 (c) 0 .29 67 .3
37 .21 2,394,983 0 .94 (c) 1 .53 25 .9
( 17 .09 ) 1,587,908 0 .94 (c) 1 .87 41 .7
23 .55 2,203,413 0 .94 (c) 1 .73 42 .4
2 .10 2,176,030 0 .94 (c) 2 .15 24 .3
9 .91 1,682,911 0 .94 (c) 1 .47 67 .3
36 .57 544 1 .44 1 .11 25 .9
( 17 .51 ) 379 1 .44 1 .36 41 .7
22 .86 385 1 .44 1 .16 42 .4
1 .62 360 1 .44 1 .60 24 .3
9 .32 196 1 .46 0 .81 67 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
GLOBAL REAL ESTATE SECURITIES FUND
R-4 shares
2021 $ 8 .61 $ 0 .13 $ 3 .03 $ 3 .16 ( $ 0 .07 ) $ – ( $ 0 .07 ) $ 11 .70
2020 10 .88 0 .13 ( 1 .96 ) ( 1 .83 ) ( 0 .13 ) ( 0 .31 ) ( 0 .44 ) 8 .61
2019 9 .24 0 .14 1 .92 2 .06 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 10 .88
2018 9 .48 0 .18 – 0 .18 ( 0 .27 ) ( 0 .15 ) ( 0 .42 ) 9 .24
2017 8 .92 0 .09 0 .73 0 .82 ( 0 .23 ) ( 0 .03 ) ( 0 .26 ) 9 .48
R-5 shares
2021 8 .64 0 .14 3 .03 3 .17 ( 0 .07 ) – ( 0 .07 ) 11 .74
2020 10 .90 0 .14 ( 1 .95 ) ( 1 .81 ) ( 0 .14 ) ( 0 .31 ) ( 0 .45 ) 8 .64
2019 9 .26 0 .14 1 .94 2 .08 ( 0 .38 ) ( 0 .06 ) ( 0 .44 ) 10 .90
2018 9 .50 0 .19 – 0 .19 ( 0 .28 ) ( 0 .15 ) ( 0 .43 ) 9 .26
2017 8 .93 0 .11 0 .73 0 .84 ( 0 .24 ) ( 0 .03 ) ( 0 .27 ) 9 .50
R-6 shares
2021 8 .64 0 .17 3 .04 3 .21 ( 0 .08 ) – ( 0 .08 ) 11 .77
2020 10 .90 0 .18 ( 1 .98 ) ( 1 .80 ) ( 0 .15 ) ( 0 .31 ) ( 0 .46 ) 8 .64
2019 9 .25 0 .17 1 .94 2 .11 ( 0 .40 ) ( 0 .06 ) ( 0 .46 ) 10 .90
2018 9 .49 0 .21 – 0 .21 ( 0 .30 ) ( 0 .15 ) ( 0 .45 ) 9 .25
2017 8 .92 0 .13 0 .73 0 .86 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 9 .49

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
36 .87% $ 852 1 .25% 1 .25% 25 .9%
( 17 .37 ) 581 1 .25 1 .45 41 .7
23 .08 44 1 .25 1 .41 42 .4
1 .80 63 1 .25 1 .85 24 .3
9 .47 54 1 .27 0 .96 67 .3
36 .91 353 1 .13 1 .27 25 .9
( 17 .22 ) 199 1 .13 1 .57 41 .7
23 .24 161 1 .13 1 .36 42 .4
1 .92 12 1 .13 1 .98 24 .3
9 .70 11 1 .15 1 .25 67 .3
37 .35 1,585,562 0 .87 (b) 1 .59 25 .9
( 17 .06 ) 1,039,109 0 .88 (b) 1 .92 41 .7
23 .63 1,133,581 0 .87 (b) 1 .72 42 .4
2 .16 735,742 0 .88 (b) 2 .22 24 .3
9 .93 486,620 0 .88 (b) 1 .34 67 .3
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2021 $ 10 .59 $ 0 .03 ( $ 0 .18 ) ( $ 0 .15 ) ( $ 0 .12 ) ( $ 0 .12 ) $ 10 .32
2020 10 .52 0 .15 0 .14 0 .29 ( 0 .22 ) ( 0 .22 ) 10 .59
2019 9 .94 0 .21 0 .63 0 .84 ( 0 .26 ) ( 0 .26 ) 10 .52
2018 10 .42 0 .21 ( 0 .42 ) ( 0 .21 ) ( 0 .27 ) ( 0 .27 ) 9 .94
2017 10 .84 0 .30 ( 0 .35 ) ( 0 .05 ) ( 0 .37 ) ( 0 .37 ) 10 .42
Class C shares
2021 10 .59 ( 0 .05 ) ( 0 .19 ) ( 0 .24 ) ( 0 .03 ) ( 0 .03 ) 10 .32
2020 10 .52 0 .06 0 .15 0 .21 ( 0 .14 ) ( 0 .14 ) 10 .59
2019 9 .94 0 .12 0 .64 0 .76 ( 0 .18 ) ( 0 .18 ) 10 .52
2018 10 .41 0 .13 ( 0 .41 ) ( 0 .28 ) ( 0 .19 ) ( 0 .19 ) 9 .94
2017 10 .83 0 .21 ( 0 .35 ) ( 0 .14 ) ( 0 .28 ) ( 0 .28 ) 10 .41
Class J shares
2021 10 .62 0 .03 ( 0 .19 ) ( 0 .16 ) ( 0 .11 ) ( 0 .11 ) 10 .35
2020 10 .55 0 .15 0 .14 0 .29 ( 0 .22 ) ( 0 .22 ) 10 .62
2019 9 .97 0 .20 0 .63 0 .83 ( 0 .25 ) ( 0 .25 ) 10 .55
2018 10 .44 0 .21 ( 0 .41 ) ( 0 .20 ) ( 0 .27 ) ( 0 .27 ) 9 .97
2017 10 .86 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .36 ) ( 0 .36 ) 10 .44
Institutional shares
2021 10 .61 0 .06 ( 0 .19 ) ( 0 .13 ) ( 0 .14 ) ( 0 .14 ) 10 .34
2020 10 .54 0 .18 0 .14 0 .32 ( 0 .25 ) ( 0 .25 ) 10 .61
2019 9 .96 0 .24 0 .63 0 .87 ( 0 .29 ) ( 0 .29 ) 10 .54
2018 10 .43 0 .24 ( 0 .41 ) ( 0 .17 ) ( 0 .30 ) ( 0 .30 ) 9 .96
2017 10 .85 0 .33 ( 0 .36 ) ( 0 .03 ) ( 0 .39 ) ( 0 .39 ) 10 .43

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 1 .44 ) % (b) $ 229,225 0 .77% – % 0 .32% 343 .7%
2 .82 (b) 263,721 0 .80 – 1 .44 84 .3
8 .53 (b) 234,134 0 .83 0 .87 (c) 2 .01 23 .2
( 2 .04 ) (b) 227,870 0 .81 0 .91 (c) 2 .06 19 .9
( 0 .45 ) (b) 273,038 0 .81 0 .91 (c) 2 .85 22 .6
( 2 .28 ) (b) 15,639 1 .63 (d) – ( 0 .52 ) 343 .7
1 .97 (b) 30,342 1 .63 (d) – 0 .61 84 .3
7 .67 (b) 31,867 1 .63 (d) – 1 .22 23 .2
( 2 .75 ) (b) 36,119 1 .63 (d) – 1 .25 19 .9
( 1 .33 ) (b) 49,114 1 .63 (d) – 2 .04 22 .6
( 1 .47 ) (b) 99,128 0 .80 (e) 0 .83 (c) 0 .29 343 .7
2 .79 (b) 117,748 0 .82 (e) 0 .85 (c) 1 .42 84 .3
8 .45 (b) 108,140 0 .88 (e) 0 .91 (c) 1 .96 23 .2
( 1 .98 ) (b) 100,537 0 .85 (e) 0 .88 (c) 2 .03 19 .9
( 0 .51 ) (b) 117,595 0 .80 (e) 0 .83 (c) 2 .86 22 .6
( 1 .19 ) 770,058 0 .52 (d) – 0 .58 343 .7
3 .09 1,083,668 0 .53 (d) – 1 .72 84 .3
8 .84 1,236,943 0 .53 (d) – 2 .31 23 .2
( 1 .67 ) 1,058,699 0 .53 (d) – 2 .35 19 .9
( 0 .24 ) 1,038,933 0 .53 (d) – 3 .10 22 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes expense reimbursement from Manager and/or Distributor.
(d) Reflects Manager's contractual expense limit.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
GOVERNMENT & HIGH QUALITY BOND FUND
R-1 shares
2021 $ 10 .62 ( $ 0 .02 ) ( $ 0 .20 ) ( $ 0 .22 ) ( $ 0 .06 ) ( $ 0 .06 ) $ 10 .34
2020 10 .55 0 .10 0 .14 0 .24 ( 0 .17 ) ( 0 .17 ) 10 .62
2019 9 .96 0 .16 0 .64 0 .80 ( 0 .21 ) ( 0 .21 ) 10 .55
2018 10 .44 0 .16 ( 0 .42 ) ( 0 .26 ) ( 0 .22 ) ( 0 .22 ) 9 .96
2017 10 .86 0 .25 ( 0 .36 ) ( 0 .11 ) ( 0 .31 ) ( 0 .31 ) 10 .44
R-3 shares
2021 10 .62 0 .01 ( 0 .19 ) ( 0 .18 ) ( 0 .10 ) ( 0 .10 ) 10 .34
2020 10 .55 0 .14 0 .13 0 .27 ( 0 .20 ) ( 0 .20 ) 10 .62
2019 9 .96 0 .19 0 .64 0 .83 ( 0 .24 ) ( 0 .24 ) 10 .55
2018 10 .44 0 .19 ( 0 .42 ) ( 0 .23 ) ( 0 .25 ) ( 0 .25 ) 9 .96
2017 10 .86 0 .28 ( 0 .36 ) ( 0 .08 ) ( 0 .34 ) ( 0 .34 ) 10 .44
R-4 shares
2021 10 .62 0 .03 ( 0 .18 ) ( 0 .15 ) ( 0 .12 ) ( 0 .12 ) 10 .35
2020 10 .55 0 .16 0 .13 0 .29 ( 0 .22 ) ( 0 .22 ) 10 .62
2019 9 .97 0 .21 0 .63 0 .84 ( 0 .26 ) ( 0 .26 ) 10 .55
2018 10 .44 0 .21 ( 0 .41 ) ( 0 .20 ) ( 0 .27 ) ( 0 .27 ) 9 .97
2017 10 .86 0 .30 ( 0 .36 ) ( 0 .06 ) ( 0 .36 ) ( 0 .36 ) 10 .44
R-5 shares
2021 10 .62 0 .05 ( 0 .19 ) ( 0 .14 ) ( 0 .13 ) ( 0 .13 ) 10 .35
2020 10 .55 0 .17 0 .14 0 .31 ( 0 .24 ) ( 0 .24 ) 10 .62
2019 9 .97 0 .22 0 .64 0 .86 ( 0 .28 ) ( 0 .28 ) 10 .55
2018 10 .45 0 .22 ( 0 .42 ) ( 0 .20 ) ( 0 .28 ) ( 0 .28 ) 9 .97
2017 10 .86 0 .32 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) ( 0 .38 ) 10 .45

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 2 .04 ) % $ 2,797 1 .29% (b) ( 0 .19 ) % 343 .7%
2 .30 5,048 1 .29 (b) 0 .92 84 .3
8 .12 3,324 1 .29 (b) 1 .55 23 .2
( 2 .51 ) 2,412 1 .29 (b) 1 .59 19 .9
( 0 .99 ) 2,442 1 .29 (b) 2 .37 22 .6
( 1 .74 ) 5,493 0 .98 (b) 0 .11 343 .7
2 .62 8,704 0 .98 (b) 1 .29 84 .3
8 .45 11,288 0 .98 (b) 1 .86 23 .2
( 2 .21 ) 10,622 0 .98 (b) 1 .90 19 .9
( 0 .69 ) 12,666 0 .98 (b) 2 .68 22 .6
( 1 .46 ) 7,522 0 .79 (b) 0 .31 343 .7
2 .82 6,419 0 .79 (b) 1 .50 84 .3
8 .55 9,826 0 .79 (b) 2 .05 23 .2
( 1 .92 ) 10,117 0 .79 (b) 2 .09 19 .9
( 0 .50 ) 16,048 0 .79 (b) 2 .84 22 .6
( 1 .34 ) 16,336 0 .67 (b) 0 .43 343 .7
2 .94 24,044 0 .67 (b) 1 .57 84 .3
8 .67 22,401 0 .67 (b) 2 .17 23 .2
( 1 .90 ) 20,523 0 .67 (b) 2 .20 19 .9
( 0 .29 ) 18,055 0 .67 (b) 3 .02 22 .6
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of Period
Net Investment
Income (Loss)(a)
Total From
Investment
Operations
Dividends from Net
Investment Income
Total Dividends and
Distributions
Net Asset Value,
End of Period
GOVERNMENT MONEY MARKET FUND
Institutional shares
2021 $ 1.00 $ – $ – $ – $ – $ 1.00
2020 1.00 0.01 0.01 (0.01) (0.01) 1.00
2019 1.00 0.02 0.02 (0.02) (0.02) 1.00
2018(e) 1.00 0.01 0.01 (0.01) (0.01) 1.00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
0.00% $ 3,657,679 0.04% (b) 0.16% (c) 0.00%
0.60 3,077,863 0.12 (b) 0.16 (c) 0.60
2.17 3,972,463 0.14 (d) – 2.13
1.38 (f) 3,285,396 0.14 (d),(g) – 1.58 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual and/or voluntary expense limit.
(c) Excludes expense reimbursement from Manager.
(d) Reflects Manager's contractual expense limit.
(e) Period from December 20, 2017, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH INCOME FUND
Institutional shares
2021 $ 9 .00 $ 0 .47 $ 0 .38 $ 0 .85 ( $ 0 .49 ) ( $ 0 .49 ) $ 9 .36
2020 9 .30 0 .54 ( 0 .29 ) 0 .25 ( 0 .55 ) ( 0 .55 ) 9 .00
2019 9 .45 0 .60 ( 0 .13 ) 0 .47 ( 0 .62 ) ( 0 .62 ) 9 .30
2018 9 .98 0 .56 ( 0 .53 ) 0 .03 ( 0 .56 ) ( 0 .56 ) 9 .45
2017 9 .81 0 .51 0 .17 0 .68 ( 0 .51 ) ( 0 .51 ) 9 .98

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9 .45% (b) $ 3,720,936 0 .60% (c) 4 .99% 62 .8%
2 .85 (b) 3,020,358 0 .61 (c) 6 .04 73 .8
5 .22 (b) 3,112,267 0 .61 (c) 6 .42 56 .5
0 .35 3,755,184 0 .65 5 .81 42 .5
7 .08 1,157,781 0 .66 5 .19 104 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
HIGH YIELD FUND
Class A shares
2021 $ 7.01 $ 0.32 $ 0.35 $ 0.67 ( $ 0.35) ( $ 0.35) $ 7.33
2020 7.15 0.36 (0.13) 0.23 (0.37) (0.37) 7.01
2019 7.11 0.38 0.06 0.44 (0.40) (0.40) 7.15
2018 7.55 0.39 (0.42) (0.03) (0.41) (0.41) 7.11
2017 7.24 0.38 0.30 0.68 (0.37) (0.37) 7.55
Class C shares
2021 7.10 0.28 0.34 0.62 (0.29) (0.29) 7.43
2020 7.23 0.32 (0.13) 0.19 (0.32) (0.32) 7.10
2019 7.19 0.34 0.05 0.39 (0.35) (0.35) 7.23
2018 7.63 0.34 (0.43) (0.09) (0.35) (0.35) 7.19
2017 7.31 0.33 0.31 0.64 (0.32) (0.32) 7.63
Institutional shares
2021 6.96 0.34 0.34 0.68 (0.37) (0.37) 7.27
2020 7.10 0.38 (0.13) 0.25 (0.39) (0.39) 6.96
2019 7.06 0.40 0.06 0.46 (0.42) (0.42) 7.10
2018 7.50 0.41 (0.42) (0.01) (0.43) (0.43) 7.06
2017 7.19 0.40 0.31 0.71 (0.40) (0.40) 7.50
R-6 shares
2021 6.96 0.35 0.34 0.69 (0.38) (0.38) 7.27
2020 7.10 0.38 (0.12) 0.26 (0.40) (0.40) 6.96
2019 7.06 0.41 0.06 0.47 (0.43) (0.43) 7.10
2018 7.50 0.42 (0.42) – (0.44) (0.44) 7.06
2017(e) 7.14 0.38 0.35 0.73 (0.37) (0.37) 7.50

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
9.64% (b) $ 539,969 0.91% 4.44% 63.0%
3.39 (b) 513,993 0.91 5.22 77.7
6.36 (b) 615,367 0 .94 5.40 49.8
(0.45) (b) 609,934 0.92 5.35 42.0
9.63 (b) 851,070 0.91 5 .12 51.2
8.87 (b) 62,973 1.64 3.74 63.0
2.74 (b) 118,320 1.65 4.51 77.7
5.52 (b) 170,730 1.67 4.72 49.8
(1.16) (b) 259,729 1.63 4.64 42 .0
8.89 (b) 339,347 1.63 4.40 51.2
10.05 (c) 1,535,963 0.61 (d) 4.73 63.0
3.73 1,379,657 0.61 (d) 5.51 77.7
6.76 1,496,764 0.61 (d) 5.75 49.8
(0.15) 1,686,309 0.61 (d) 5.67 42.0
10.03 1,964,832 0.61 (d) 5.41 51.2
10.15 (c) 757,781 0.52 (d) 4.84 63.0
3.82 971,122 0.52 (d) 5.57 77 .7
6.86 688,121 0.52 (d) 5.81 49.8
(0.06) 447,288 0.52 (d) 5.76 42.0
10.41 (f) 449,314 0.53 (d),(g) 5.37 (g) 51.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit.
(e) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
INFLATION PROTECTION FUND
Class J shares
2021 $ 8 .83 $ 0 .28 $ 0 .24 $ 0 .52 ( $ 0 .04 ) ( $ 0 .04 ) $ 9 .31
2020 8 .22 0 .05 0 .62 0 .67 ( 0 .06 ) ( 0 .06 ) 8 .83
2019 7 .96 0 .08 0 .49 0 .57 ( 0 .31 ) ( 0 .31 ) 8 .22
2018 8 .28 0 .15 ( 0 .31 ) ( 0 .16 ) ( 0 .16 ) ( 0 .16 ) 7 .96
2017 8 .42 0 .10 ( 0 .18 ) ( 0 .08 ) ( 0 .06 ) ( 0 .06 ) 8 .28
Institutional shares
2021 9 .29 0 .29 0 .30 0 .59 ( 0 .05 ) ( 0 .05 ) 9 .83
2020 8 .63 0 .10 0 .66 0 .76 ( 0 .10 ) ( 0 .10 ) 9 .29
2019 8 .33 0 .15 0 .51 0 .66 ( 0 .36 ) ( 0 .36 ) 8 .63
2018 8 .61 0 .21 ( 0 .32 ) ( 0 .11 ) ( 0 .17 ) ( 0 .17 ) 8 .33
2017 8 .72 0 .16 ( 0 .20 ) ( 0 .04 ) ( 0 .07 ) ( 0 .07 ) 8 .61
R-1 shares
2021 8 .65 0 .21 0 .26 0 .47 ( 0 .02 ) ( 0 .02 ) 9 .10
2020 8 .06 0 .02 0 .62 0 .64 ( 0 .05 ) ( 0 .05 ) 8 .65
2019 7 .81 0 .08 0 .47 0 .55 ( 0 .30 ) ( 0 .30 ) 8 .06
2018 8 .14 0 .14 ( 0 .32 ) ( 0 .18 ) ( 0 .15 ) ( 0 .15 ) 7 .81
2017 8 .29 0 .08 ( 0 .18 ) ( 0 .10 ) ( 0 .05 ) ( 0 .05 ) 8 .14
R-3 shares
2021 8 .86 0 .25 0 .26 0 .51 ( 0 .03 ) ( 0 .03 ) 9 .34
2020 8 .25 0 .05 0 .62 0 .67 ( 0 .06 ) ( 0 .06 ) 8 .86
2019 7 .98 0 .10 0 .49 0 .59 ( 0 .32 ) ( 0 .32 ) 8 .25
2018 8 .29 0 .16 ( 0 .31 ) ( 0 .15 ) ( 0 .16 ) ( 0 .16 ) 7 .98
2017 8 .44 0 .11 ( 0 .20 ) ( 0 .09 ) ( 0 .06 ) ( 0 .06 ) 8 .29
R-4 shares
2021 8 .99 0 .20 0 .35 0 .55 ( 0 .04 ) ( 0 .04 ) 9 .50
2020 8 .37 0 .06 0 .63 0 .69 ( 0 .07 ) ( 0 .07 ) 8 .99
2019 8 .09 0 .12 0 .49 0 .61 ( 0 .33 ) ( 0 .33 ) 8 .37
2018 8 .39 0 .17 ( 0 .30 ) ( 0 .13 ) ( 0 .17 ) ( 0 .17 ) 8 .09
2017 8 .52 0 .12 ( 0 .18 ) ( 0 .06 ) ( 0 .07 ) ( 0 .07 ) 8 .39
R-5 shares
2021 9 .10 0 .29 0 .27 0 .56 ( 0 .04 ) ( 0 .04 ) 9 .62
2020 8 .46 0 .07 0 .65 0 .72 ( 0 .08 ) ( 0 .08 ) 9 .10
2019 8 .18 0 .12 0 .50 0 .62 ( 0 .34 ) ( 0 .34 ) 8 .46
2018 8 .47 0 .19 ( 0 .31 ) ( 0 .12 ) ( 0 .17 ) ( 0 .17 ) 8 .18
2017 8 .59 0 .14 ( 0 .19 ) ( 0 .05 ) ( 0 .07 ) ( 0 .07 ) 8 .47

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5 .85% (b) $ 16,550 0 .85% (c) 0 .87% (d) 3 .04% 67 .7%
8 .15 (b) 9,826 1 .03 (c) 1 .06 (d) 0 .55 80 .9
7 .37 (b) 6,177 1 .18 (c) 1 .27 (d) 1 .00 68 .4
( 2 .02 ) (b) 6,213 1 .07 (c) 1 .10 (d) 1 .85 84 .0
( 0 .95 ) (b) 7,394 1 .04 (c) 1 .07 (d) 1 .17 60 .9
6 .33 1,471,415 0 .39 – 3 .03 67 .7
8 .83 1,745,470 0 .39 – 1 .11 80 .9
8 .15 1,720,548 0 .39 – 1 .82 68 .4
( 1 .27 ) 1,542,325 0 .39 – 2 .51 84 .0
( 0 .39 ) 1,527,671 0 .39 – 1 .83 60 .9
5 .37 (e) 1,258 1 .27 – 2 .33 67 .7
7 .93 1,427 1 .26 – 0 .22 80 .9
7 .29 1,009 1 .27 – 0 .96 68 .4
( 2 .22 ) 988 1 .27 – 1 .69 84 .0
( 1 .15 ) 1,018 1 .26 – 0 .97 60 .9
5 .80 7,120 0 .96 – 2 .76 67 .7
8 .17 8,491 0 .95 – 0 .58 80 .9
7 .64 6,836 0 .96 – 1 .22 68 .4
( 1 .85 ) 6,781 0 .96 – 1 .97 84 .0
( 1 .02 ) 5,839 0 .95 – 1 .28 60 .9
6 .09 5,912 0 .77 – 2 .17 67 .7
8 .32 1,780 0 .76 – 0 .70 80 .9
7 .82 1,327 0 .77 – 1 .49 68 .4
( 1 .65 ) 1,588 0 .77 – 2 .00 84 .0
( 0 .73 ) 2,072 0 .76 – 1 .46 60 .9
6 .16 4,114 0 .65 – 3 .06 67 .7
8 .56 4,592 0 .64 – 0 .82 80 .9
7 .82 2,679 0 .65 – 1 .43 68 .4
( 1 .48 ) 3,427 0 .65 – 2 .24 84 .0
( 0 .59 ) 3,412 0 .64 – 1 .61 60 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2021 $ 26.98 $ 0.20 $ 4.73 $ 4.93 ( $ 0.04) $ – ( $ 0.04) $ 31.87
2020 25.02 0.13 2.55 2.68 (0.44) (0.28) (0.72) 26.98
2019 24.03 0.47 1.20 1.67 (0.17) (0.51) (0.68) 25.02
2018 29.17 0.23 (5.10) (4.87) (0.27) – ( 0 .27) 24.03
2017 22.74 0.23 6.40 6.63 (0.20) – (0.20) 29.17
Class C shares
2021 25.43 ( 0 .12) 4.47 4.35 – – – 29.78
2020 23.61 (0.10) 2.39 2.29 (0.19) (0.28) (0.47) 25.43
2019 22.76 0.18 1.18 1.36 – (0.51) (0.51) 23.61
2018 27.68 (0.06) (4.85) (4.91) (0.01) – (0.01) 22.76
2017 21.61 (0.03) 6.10 6.07 – – – 27.68
Class J shares
2021 25.94 0.25 4.53 4.78 (0.08) – (0.08) 30.64
2020 24.09 0.17 2.45 2.62 (0.49) (0.28) (0.77) 25.94
2019 23 .15 0.48 1.16 1.64 (0.19) (0.51) (0.70) 24.09
2018 28.11 0.25 (4.92) (4.67) (0.29) – (0.29) 23.15
2017 21.93 0.24 6.17 6.41 (0.23) – (0.23) 28.11
Institutional shares
2021 26.72 0.32 4.66 4.98 (0.12) – (0.12) 31.58
2020 24.78 0.22 2.54 2.76 (0.54) (0.28) (0.82) 26.72
2019 23.83 0.58 1.14 1.72 (0.26) (0.51) (0.77) 24.78
2018 28.92 0.33 (5.07) (4.74) (0.35) – (0.35) 23.83
2017 22.59 0.23 6.40 6.63 (0.30) – (0.30) 28.92
R-1 shares
2021 26.60 0.06 4.66 4.72 – – – 31.32
2020 24.66 0.02 2.50 2.52 (0.30) (0.28) (0.58) 26.60
2019 23.66 0.34 1.20 1.54 (0.03) (0.51) (0.54) 24.66
2018 28.74 0.09 (5.03) (4.94) (0.14) – (0.14) 23.66
2017 22.42 0.09 6.33 6.42 (0.10) – (0.10) 28.74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
18.27% (b) $ 91,585 1.56% (c),(d) – % 0.63% 43.9%
10.84 (b),(e) 76,952 1.55 (c) – 0.55 53.9
7.22 (b) 77,559 1.57 (c) – 1.91 148.3
(16.88) (b) 79,698 1.62 (c),(d) – 0.81 118.1
29.49 (b) 98,679 1.62 (c),(d) – 0.90 97.4
17.15 (b),(f) 5,937 2.52 (c),(d) – (0.40) 43.9
9.74 (b),(e),(f) 7,126 2.51 (c) – (0.42) 53.9
6.23 (b),(f) 8,234 2.55 (c) – 0.76 148.3
(17.78) (b),(f) 10,972 2.67 (c),(d) – (0.22) 118.1
28.19 (b),(f) 13,144 2.67 (c),(d) – (0.14) 97.4
18.46 (b) 99,899 1.38 (d),(g) 1.48 (h) 0.80 43.9
11.01 (b),(e) 89,271 1.37 (g) 1.62 (h) 0.73 53.9
7.41 (b) 88,924 1.41 (g) 1.78 (h) 2.06 148.3
(16.80) (b) 92,909 1.53 (d) ,(g) 1.63 (h) 0.88 118.1
29.62 (b) 130,717 1.53 (d),(g) 1.64 (h) 0.99 97.4
18.66 73,485 1.21 (c),(d) – 0.98 43.9
11.21 (e),(f) 62,738 1.20 (c) – 0.90 53.9
7.60 (f) 111,045 1.22 (c) – 2.39 148.3
(16.61) 98,961 1.31 (c),(d) – 1.14 118.1
29.91 (f) 97,637 1.30 (c),(d) – 0.96 97.4
17.74 1,702 1.99 (d) – 0.20 43.9
10.29 (e) 1,458 2.02 (c) – 0.06 53.9
6.72 1,970 2.04 (c) – 1.41 148.3
(17.29) 2,066 2.13 (d) – 0.30 118.1
28.83 2,985 2.13 (d) – 0.36 97.4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(e) During the year ended October 31, 2020 , the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL EMERGING MARKETS FUND
R-3 shares
2021 $ 26.64 $ 0.17 $ 4.65 $ 4.82 $ – $ – $ – $ 31.46
2020 24.72 0.09 2.52 2.61 (0.41) (0.28) (0.69) 26.64
2019 23.70 0.41 1.20 1.61 (0.08) (0.51) (0.59) 24.72
2018 28.78 0.16 (5.02) (4.86) (0.22) – (0.22) 23.70
2017 22.46 0.17 6.33 6.50 (0.18) – (0.18) 28.78
R-4 shares
2021 26.82 0.22 4.69 4.91 (0.04) – (0.04) 31.69
2020 24.84 0.14 2.54 2.68 (0.42) (0.28) (0.70) 26.82
2019 23.83 0.42 1.24 1.66 (0.14) (0.51) (0.65) 24.84
2018 28.93 0.23 (5.07) (4.84) (0.26) – (0.26) 23.83
2017 22.58 0.22 6.36 6.58 (0.23) – (0.23) 28.93
R-5 shares
2021 26.79 0.26 4.69 4.95 (0.08) – (0.08) 31.66
2020 24.84 0.17 2.54 2.71 (0.48) (0.28) (0.76) 26.79
2019 23.87 0.47 1.21 1.68 (0.20) (0.51) (0.71) 24.84
2018 28.98 0.25 (5.06) (4.81) (0.30) – (0.30) 23.87
2017 22.61 0.25 6.36 6.61 (0.24) – (0.24) 28.98
R-6 shares
2021 26.74 0.36 4.65 5.01 (0.15) – (0.15) 31.60
2020 24.79 0.26 2.52 2.78 (0.55) (0.28) (0.83) 26.74
2019 23.84 0.15 1.58 1.73 (0.27) (0.51) (0.78) 24.79
2018 28.93 0.35 (5.08) (4.73) (0.36) – (0.36) 23.84
2017(f) 21.57 0.44 7.23 7.67 (0.31) – (0.31) 28.93

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
18.09% $ 6,358 1.68% (b) 0.53% 43.9%
10.67 (c) 5,693 1.71 (d) 0.39 53.9
7.05 6,052 1.73 (d) 1.70 148.3
(17.04) 6,718 1.82 (b) 0.55 118.1
29.22 11,390 1.82 (b) 0.69 97.4
18.32 3,585 1.49 (b) 0.69 43.9
10.85 (c),(e) 3,184 1.52 (d) 0.56 53.9
7.28 (e) 4,440 1.54 (d) 1.72 148.3
(16.89) 7,036 1.63 (b) 0.80 118.1
29.50 12,547 1.63 (b) 0.89 97.4
18.48 8,234 1.37 (b) 0.79 43.9
10.98 (c),(e) 8,537 1.40 (d) 0.68 53.9
7.40 (e) 10,943 1.42 (d) 1.96 148.3
(16.81) 13,593 1.51 (b) 0.88 118.1
29.65 18,592 1.51 (b) 0.99 97.4
18.79 (e) 4,121 1.10 (b),(d) 1.12 43.9
11.31 (c),(e) 3,086 1.09 (d) 1.07 53.9
7.66 (e) 7,834 1.14 (d) 0.63 148.3
(16.58) 437,789 1.22 (b),(d) 1.21 118.1
36.08 (g) 588,245 1.22 (b),(d),(h) 1.67 (h) 97.4
(a) Calculated based on average shares outstanding during the period.
(b) Includes 0.01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.
(c) During the year ended October 31, 2020 , the fund experienced a significant one time gain of approximately $0.11/share as a result of a settlement in a litigation proceeding. If such gain had not been recognized, the total return amounts expressed herein would have been lower.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(g) Total return amounts have not been annualized.
(h) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
INTERNATIONAL FUND I
Institutional shares
2021 $ 15.19 $ 0.44 $ 3.88 $ 4 .32 ( $ 0.21) ( $ 0.89) ( $ 1.10) $ 18.41
2020 14.94 0.22 0.41 0.63 (0.38) – (0.38) 15.19
2019 14.17 0.33 1.42 1.75 (0.32) (0.66) (0.98) 14.94
2018 16.73 0.33 (2.71) (2.38) (0.18) – (0.18) 14.17
2017 13.11 0.17 3.58 3.75 (0.13) – (0.13) 16.73
R-1 shares
2021 15.11 0.29 3.89 4.18 (0.09) (0.89) (0.98) 18.31
2020 14.85 0.10 0.40 0.50 (0.24) – (0.24) 15.11
2019 14.06 0.22 1.42 1.64 (0.19) (0.66) (0.85) 14.85
2018 16.62 0.15 (2.65) (2.50) (0.06) – (0.06) 14.06
2017 12.99 0.05 3.58 3.63 – – – 16.62
R-3 shares
2021 15.15 0.38 3.85 4.23 (0.14) (0.89) (1.03) 18.35
2020 14.89 0.14 0.42 0.56 (0.30) – (0.30) 15.15
2019 14.11 0.24 1.44 1.68 (0.24) (0.66) (0.90) 14.89
2018 16.66 0.20 (2.65) (2.45) (0.10) – (0.10) 14.11
2017 13.05 0.10 3.57 3.67 (0.06) – (0.06) 16.66
R-4 shares
2021 15.17 0.38 3.90 4.28 (0.16) (0.89) (1.05) 18.40
2020 14.90 0.18 0.40 0.58 (0.31) – (0.31) 15.17
2019 14.14 0.30 1.41 1.71 (0.29) (0.66) (0.95) 14.90
2018 16.70 0.25 (2.68) (2.43) (0.13) – (0.13) 14.14
2017 13.07 0.13 3.58 3.71 (0.08) – (0.08) 16.70
R-5 shares
2021 15.17 0.40 3.90 4.30 (0.19) (0.89) (1.08) 18.39
2020 14.91 0.19 0.40 0.59 (0.33) – (0.33) 15.17
2019 14.12 0.31 1.42 1.73 (0.28) (0.66) (0.94) 14.91
2018 16.68 0.25 (2.66) (2.41) (0.15) – (0.15) 14.12
2017 13.06 0.15 3.57 3.72 (0.10) – (0.10) 16.68
R-6 shares
2021 15.19 0.45 3.89 4.34 (0.23) (0.89) (1.12) 18.41
2020 14.94 0.23 0.41 0.64 (0.39) – (0.39) 15.19
2019 14.17 0.36 1.40 1.76 (0.33) (0.66) ( 0 .99) 14.94
2018 16.72 0.30 (2.66) (2.36) (0.19) – (0.19) 14.17
2017(d) 12.67 0.18 4.00 4.18 (0.13) – (0.13) 16.72

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
29.33% $ 133,135 0.90% (b) 2.43% 55.0%
4.14 100,695 0.90 (b) 1.48 68.4
14.09 114,993 0.92 (b) 2.38 71.0
(14.42) 141,451 1.00 (b) 1.96 70.2
28.96 109,543 1.00 (b) 1.25 66.6
28.31 (c) 1,369 1.67 1.61 55.0
3.41 (c) 1,168 1.67 (b) 0.64 68.4
13.14 1,701 1.72 (b) 1.63 71 .0
(15.12) 2,020 1.82 0.92 70.2
27.95 2,688 1.82 0.35 66.6
28.72 3,029 1.36 2.11 55.0
3.71 2,167 1.36 (b) 0.94 68.4
13.44 2,906 1.41 (b) 1.77 71.0
(14.80) 4,019 1.51 1 .19 70.2
28.30 5,663 1.51 0.72 66.6
29.05 2,623 1.17 2.11 55.0
3.85 3,110 1.17 (b) 1.24 68.4
13.71 3,285 1 .22 (b) 2.20 71.0
(14.69) 5,013 1.32 1.48 70.2
28.56 4,041 1.32 0.92 66.6
29.12 (c) 755 1.05 2.21 55.0
3.99 (c) 1,493 1.05 (b) 1.32 68.4
13.90 1,932 1.10 (b) 2.27 71.0
(14.61) 3,064 1.20 1.49 70.2
28.78 5,382 1.20 1.04 66.6
29.47 204,338 0.79 (b) 2.51 55.0
4.22 173,218 0.79 (b) 1.58 68.4
14.19 215,444 0.82 (b) 2.57 71.0
(14.32) 216,786 0.92 (b) 1.76 70.2
33.40 (e) 313,479 0.92 (b),(f) 1.21 (f) 66.6
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
Class A shares
2021 $ 18 .39 ( $ 0 .11 ) $ 6 .91 $ 6 .80 $ – ( $ 1 .44 ) ( $ 1 .44 ) $ 23 .75
2020 15 .59 ( 0 .07 ) 4 .15 4 .08 – ( 1 .28 ) ( 1 .28 ) 18 .39
2019 15 .08 ( 0 .05 ) 2 .26 2 .21 – ( 1 .70 ) ( 1 .70 ) 15 .59
2018 14 .62 ( 0 .05 ) 1 .90 1 .85 – ( 1 .39 ) ( 1 .39 ) 15 .08
2017 11 .79 ( 0 .05 ) 3 .41 3 .36 – ( 0 .53 ) ( 0 .53 ) 14 .62
Class J shares
2021 15 .10 ( 0 .06 ) 5 .62 5 .56 – ( 1 .44 ) ( 1 .44 ) 19 .22
2020 13 .00 ( 0 .03 ) 3 .41 3 .38 – ( 1 .28 ) ( 1 .28 ) 15 .10
2019 12 .86 – 1 .85 1 .85 ( 0 .01 ) ( 1 .70 ) ( 1 .71 ) 13 .00
2018 12 .62 ( 0 .02 ) 1 .65 1 .63 – ( 1 .39 ) ( 1 .39 ) 12 .86
2017 10 .22 ( 0 .01 ) 2 .94 2 .93 – ( 0 .53 ) ( 0 .53 ) 12 .62
Institutional shares
2021 19 .20 ( 0 .05 ) 7 .24 7 .19 – ( 1 .44 ) ( 1 .44 ) 24 .95
2020 16 .18 ( 0 .02 ) 4 .32 4 .30 – ( 1 .28 ) ( 1 .28 ) 19 .20
2019 15 .55 0 .02 2 .33 2 .35 ( 0 .02 ) ( 1 .70 ) ( 1 .72 ) 16 .18
2018 15 .00 – 1 .96 1 .96 ( 0 .02 ) ( 1 .39 ) ( 1 .41 ) 15 .55
2017 12 .03 0 .03 3 .48 3 .51 ( 0 .01 ) ( 0 .53 ) ( 0 .54 ) 15 .00
R-1 shares
2021 15 .64 ( 0 .18 ) 5 .81 5 .63 – ( 1 .44 ) ( 1 .44 ) 19 .83
2020 13 .50 ( 0 .13 ) 3 .55 3 .42 – ( 1 .28 ) ( 1 .28 ) 15 .64
2019 13 .35 ( 0 .08 ) 1 .93 1 .85 – ( 1 .70 ) ( 1 .70 ) 13 .50
2018 13 .14 ( 0 .11 ) 1 .71 1 .60 – ( 1 .39 ) ( 1 .39 ) 13 .35
2017 10 .68 ( 0 .08 ) 3 .07 2 .99 – ( 0 .53 ) ( 0 .53 ) 13 .14

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
38 .72% (b) $ 632,010 0 .95% (c) – % ( 0 .51 ) % 23 .1%
27 .86 (b) 487,128 0 .99 (c) – ( 0 .43 ) 33 .6
17 .51 (b) ,(d) 414,599 1 .00 (c) – ( 0 .37 ) 28 .1
13 .21 (b) ,(d) 39,217 1 .04 (c) – ( 0 .36 ) 34 .8
29 .68 (b) 23,722 1 .16 (c) – ( 0 .36 ) 38 .5
39 .03 (b) ,(d) 445,587 0 .78 (e) 0 .82 (f) ( 0 .34 ) 23 .1
28 .03 (b) 331,514 0 .80 (e) 0 .85 (f) ( 0 .23 ) 33 .6
17 .85 (b) 274,328 0 .82 (e) 0 .87 (f) ( 0 .01 ) 28 .1
13 .50 (b) 180,871 0 .81 (e) 0 .86 (f) ( 0 .12 ) 34 .8
30 .05 (b) 142,729 0 .83 (e) 0 .88 (f) ( 0 .05 ) 38 .5
39 .14 3,460,761 0 .67 (c) – ( 0 .23 ) 23 .1
28 .23 2,630,670 0 .68 (c) – ( 0 .11 ) 33 .6
18 .02 2,366,040 0 .68 (c) – 0 .15 28 .1
13 .60 2,181,951 0 .67 (c) – 0 .03 34 .8
30 .38 2,184,240 0 .63 (c) – 0 .24 38 .5
38 .07 (d) 14,313 1 .46 (c) – ( 1 .02 ) 23 .1
27 .22 11,345 1 .47 (c) – ( 0 .90 ) 33 .6
17 .12 10,940 1 .47 (c) – ( 0 .64 ) 28 .1
12 .68 8,097 1 .47 (c) – ( 0 .78 ) 34 .8
29 .29 7,431 1 .47 (c) – ( 0 .68 ) 38 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP GROWTH FUND I
R-3 shares
2021 $ 16.94 ( $ 0.14) $ 6.34 $ 6.20 $ – ( $ 1.44) ( $ 1.44) $ 21.70
2020 14.48 (0.09) 3.83 3.74 – (1.28) (1.28) 16.94
2019 14.15 (0.04) 2.07 2.03 – (1.70) (1.70) 14.48
2018 13.81 (0.07) 1.80 1.73 – (1.39) (1.39) 14.15
2017 11.17 (0.04) 3.21 3.17 – (0.53) (0.53) 13.81
R-4 shares
2021 17.42 (0.10) 6.53 6.43 – (1.44) (1.44) 22.41
2020 14.83 (0.06) 3.93 3.87 – (1.28) (1.28) 17.42
2019 14.42 (0.02) 2.13 2.11 – (1.70) (1.70) 14.83
2018 14.02 (0.04) 1.83 1.79 – (1.39) (1.39) 14.42
2017 11.31 (0.02) 3.26 3.24 – (0.53) (0.53) 14.02
R-5 shares
2021 18.29 (0.08) 6.88 6.80 – (1.44) (1.44) 23.65
2020 15.50 (0.04) 4.11 4.07 – (1.28) (1.28) 18.29
2019 14.98 – 2.22 2.22 – (1.70) (1.70) 15.50
2018 14.49 (0.02) 1.90 1.88 – (1.39) (1.39) 14.98
2017 11.66 (0.01) 3.37 3.36 – (0.53) (0.53) 14.49
R-6 shares
2021 19.19 (0.03) 7.25 7.22 – (1.45) (1.45) 24.96
2020 16.17 – 4.32 4.32 (0.03) (1.27) (1.30) 19.19
2019 15.55 0.04 2.31 2.35 (0.03) (1.70) (1.73) 16.17
2018 14.99 0.02 1.96 1.98 (0.03) (1.39) (1.42) 15.55
2017 12.02 – 3.51 3.51 (0.01) (0.53) (0.54) 14.99

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
38.54% (b) $ 102,793 1.15% (c) (0.71) % 23.1%
27.61 89,315 1.16 (c) (0.58) 33.6
17.46 85,393 1.16 (c) (0.31) 28.1
13.03 98,560 1.16 (c) (0.46) 34.8
29.63 116,537 1.16 (c) (0.36) 38.5
38.75 84,797 0.96 (c) (0.51) 23.1
27.86 82,907 0.97 (c) (0.39) 33.6
17.71 80,284 0.97 (c) (0.14) 28.1
13.28 77,509 0.97 (c) (0.27) 34.8
29.89 84,785 0.97 (c) (0.18) 38.5
38.94 364,553 0.84 (c) (0.40) 23.1
28.04 (b) 296,527 0.85 (c) (0.27) 33.6
17.72 (b) 293,297 0.85 (c) (0.01) 28.1
13.48 282,290 0.85 (c) (0.15) 34.8
30.03 313,275 0.85 (c) (0.06) 38.5
39.24 (b) 9,740,176 0.59 (c) (0.15) 23.1
28.42 (b) 7,254,770 0.59 (c) (0.02) 33.6
18.06 6,356,209 0.59 (c) 0.24 28.1
13.72 5,378,075 0.59 (c) 0.10 34.8
30.41 4,927,534 0.59 (c) 0.00 38.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2021 $ 20 .14 $ 0 .24 $ 7 .88 $ 8 .12 ( $ 0 .33 ) ( $ 1 .26 ) ( $ 1 .59 ) $ 26 .67
2020 19 .10 0 .28 1 .46 1 .74 ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 20 .14
2019 17 .99 0 .31 1 .92 2 .23 ( 0 .28 ) ( 0 .84 ) ( 1 .12 ) 19 .10
2018 17 .96 0 .29 0 .92 1 .21 ( 0 .25 ) ( 0 .93 ) ( 1 .18 ) 17 .99
2017 15 .02 0 .26 3 .14 3 .40 ( 0 .26 ) ( 0 .20 ) ( 0 .46 ) 17 .96
Class C shares
2021 19 .54 0 .03 7 .65 7 .68 ( 0 .15 ) ( 1 .26 ) ( 1 .41 ) 25 .81
2020 18 .57 0 .11 1 .41 1 .52 ( 0 .17 ) ( 0 .38 ) ( 0 .55 ) 19 .54
2019 17 .51 0 .16 1 .89 2 .05 ( 0 .15 ) ( 0 .84 ) ( 0 .99 ) 18 .57
2018 17 .54 0 .13 0 .90 1 .03 ( 0 .13 ) ( 0 .93 ) ( 1 .06 ) 17 .51
2017 14 .69 0 .12 3 .08 3 .20 ( 0 .15 ) ( 0 .20 ) ( 0 .35 ) 17 .54
Class J shares
2021 19 .93 0 .25 7 .78 8 .03 ( 0 .34 ) ( 1 .26 ) ( 1 .60 ) 26 .36
2020 18 .91 0 .29 1 .44 1 .73 ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 19 .93
2019 17 .82 0 .32 1 .91 2 .23 ( 0 .30 ) ( 0 .84 ) ( 1 .14 ) 18 .91
2018 17 .80 0 .30 0 .92 1 .22 ( 0 .27 ) ( 0 .93 ) ( 1 .20 ) 17 .82
2017 14 .89 0 .27 3 .11 3 .38 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 17 .80
Institutional shares
2021 20 .16 0 .30 7 .88 8 .18 ( 0 .38 ) ( 1 .26 ) ( 1 .64 ) 26 .70
2020 19 .12 0 .33 1 .46 1 .79 ( 0 .37 ) ( 0 .38 ) ( 0 .75 ) 20 .16
2019 18 .01 0 .36 1 .92 2 .28 ( 0 .33 ) ( 0 .84 ) ( 1 .17 ) 19 .12
2018 17 .98 0 .34 0 .92 1 .26 ( 0 .30 ) ( 0 .93 ) ( 1 .23 ) 18 .01
2017 15 .03 0 .31 3 .14 3 .45 ( 0 .30 ) ( 0 .20 ) ( 0 .50 ) 17 .98

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
42 .29% (b) $ 651,354 0 .40% – % 1 .00% 3 .8%
9 .23 (b) 465,384 0 .42 – 1 .45 6 .0
13 .84 (b) 435,070 0 .46 – 1 .73 3 .2
6 .89 (b) 380,299 0 .44 – 1 .60 5 .8
23 .04 (b) 355,131 0 .46 – 1 .57 3 .4
41 .04 (b) 65,380 1 .29 (c) – 0 .14 3 .8
8 .27 (b) 61,996 1 .30 (c) – 0 .59 6 .0
12 .91 (b) 66,411 1 .30 (c) – 0 .91 3 .2
5 .92 (b) 65,204 1 .30 (c) – 0 .75 5 .8
22 .07 (b) 56,953 1 .30 (c) – 0 .72 3 .4
42 .31 (b) 970,126 0 .35 (d) 0 .37 (e) 1 .06 3 .8
9 .29 (b) 691,249 0 .36 (d) 0 .39 (e) 1 .52 6 .0
13 .95 (b) 691,045 0 .38 (d) 0 .41 (e) 1 .82 3 .2
6 .98 (b) 653,442 0 .37 (d) 0 .40 (e) 1 .68 5 .8
23 .14 (b) 641,445 0 .37 (d) 0 .40 (e) 1 .66 3 .4
42 .61 4,069,356 0 .17 – 1 .27 3 .8
9 .51 3,986,295 0 .17 – 1 .71 6 .0
14 .18 4,175,228 0 .17 – 2 .02 3 .2
7 .17 3,693,260 0 .16 – 1 .88 5 .8
23 .45 3,568,996 0 .16 – 1 .87 3 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP S&P 500 INDEX FUND
R-1 shares
2021 $ 20 .05 $ 0 .09 $ 7 .85 $ 7 .94 ( $ 0 .20 ) ( $ 1 .26 ) ( $ 1 .46 ) $ 26 .53
2020 19 .00 0 .16 1 .45 1 .61 ( 0 .18 ) ( 0 .38 ) ( 0 .56 ) 20 .05
2019 17 .87 0 .21 1 .93 2 .14 ( 0 .17 ) ( 0 .84 ) ( 1 .01 ) 19 .00
2018 17 .85 0 .18 0 .91 1 .09 ( 0 .14 ) ( 0 .93 ) ( 1 .07 ) 17 .87
2017 14 .93 0 .16 3 .13 3 .29 ( 0 .17 ) ( 0 .20 ) ( 0 .37 ) 17 .85
R-3 shares
2021 20 .15 0 .17 7 .87 8 .04 ( 0 .26 ) ( 1 .26 ) ( 1 .52 ) 26 .67
2020 19 .11 0 .22 1 .46 1 .68 ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 20 .15
2019 17 .98 0 .26 1 .93 2 .19 ( 0 .22 ) ( 0 .84 ) ( 1 .06 ) 19 .11
2018 17 .95 0 .24 0 .93 1 .17 ( 0 .21 ) ( 0 .93 ) ( 1 .14 ) 17 .98
2017 15 .02 0 .22 3 .13 3 .35 ( 0 .22 ) ( 0 .20 ) ( 0 .42 ) 17 .95
R-4 shares
2021 20 .23 0 .21 7 .91 8 .12 ( 0 .31 ) ( 1 .26 ) ( 1 .57 ) 26 .78
2020 19 .19 0 .26 1 .46 1 .72 ( 0 .30 ) ( 0 .38 ) ( 0 .68 ) 20 .23
2019 18 .05 0 .30 1 .94 2 .24 ( 0 .26 ) ( 0 .84 ) ( 1 .10 ) 19 .19
2018 18 .02 0 .28 0 .92 1 .20 ( 0 .24 ) ( 0 .93 ) ( 1 .17 ) 18 .05
2017 15 .07 0 .25 3 .14 3 .39 ( 0 .24 ) ( 0 .20 ) ( 0 .44 ) 18 .02
R-5 shares
2021 20 .44 0 .24 7 .99 8 .23 ( 0 .32 ) ( 1 .26 ) ( 1 .58 ) 27 .09
2020 19 .38 0 .29 1 .47 1 .76 ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 20 .44
2019 18 .22 0 .32 1 .96 2 .28 ( 0 .28 ) ( 0 .84 ) ( 1 .12 ) 19 .38
2018 18 .18 0 .30 0 .93 1 .23 ( 0 .26 ) ( 0 .93 ) ( 1 .19 ) 18 .22
2017 15 .20 0 .27 3 .18 3 .45 ( 0 .27 ) ( 0 .20 ) ( 0 .47 ) 18 .18

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
41 .38% $ 17,742 1 .03% 0 .36% 3 .8%
8 .58 11,726 1 .03 0 .85 6 .0
13 .21 14,258 1 .03 1 .17 3 .2
6 .20 15,612 1 .03 1 .01 5 .8
22 .33 19,523 1 .03 0 .99 3 .4
41 .78 192,913 0 .72 0 .70 3 .8
8 .92 167,324 0 .72 1 .16 6 .0
13 .54 181,254 0 .72 1 .48 3 .2
6 .60 192,273 0 .72 1 .32 5 .8
22 .65 222,619 0 .72 1 .31 3 .4
42 .09 (b) 135,073 0 .53 0 .90 3 .8
9 .09 132,402 0 .53 1 .35 6 .0
13 .80 142,497 0 .53 1 .67 3 .2
6 .76 152,704 0 .53 1 .51 5 .8
22 .93 195,180 0 .53 1 .50 3 .4
42 .22 327,673 0 .41 0 .99 3 .8
9 .21 244,545 0 .41 1 .48 6 .0
13 .95 297,495 0 .41 1 .80 3 .2
6 .87 352,267 0 .41 1 .63 5 .8
23 .10 402,781 0 .41 1 .63 3 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
LARGECAP VALUE FUND III
Class J shares
2021 $ 14 .67 $ 0 .15 $ 6 .10 $ 6 .25 ( $ 0 .22 ) $ – ( $ 0 .22 ) $ 20 .70
2020 16 .98 0 .21 ( 1 .47 ) ( 1 .26 ) ( 0 .31 ) ( 0 .74 ) ( 1 .05 ) 14 .67
2019 16 .79 0 .31 1 .42 1 .73 ( 0 .23 ) ( 1 .31 ) ( 1 .54 ) 16 .98
2018 16 .93 0 .23 0 .74 0 .97 ( 0 .16 ) ( 0 .95 ) ( 1 .11 ) 16 .79
2017 14 .88 0 .21 2 .49 2 .70 ( 0 .24 ) ( 0 .41 ) ( 0 .65 ) 16 .93
Institutional shares
2021 14 .94 0 .21 6 .19 6 .40 ( 0 .27 ) – ( 0 .27 ) 21 .07
2020 17 .27 0 .26 ( 1 .48 ) ( 1 .22 ) ( 0 .37 ) ( 0 .74 ) ( 1 .11 ) 14 .94
2019 17 .05 0 .37 1 .44 1 .81 ( 0 .28 ) ( 1 .31 ) ( 1 .59 ) 17 .27
2018 17 .17 0 .29 0 .75 1 .04 ( 0 .21 ) ( 0 .95 ) ( 1 .16 ) 17 .05
2017 15 .08 0 .26 2 .53 2 .79 ( 0 .29 ) ( 0 .41 ) ( 0 .70 ) 17 .17
R-1 shares
2021 14 .83 0 .04 6 .17 6 .21 ( 0 .11 ) – ( 0 .11 ) 20 .93
2020 17 .13 0 .13 ( 1 .48 ) ( 1 .35 ) ( 0 .21 ) ( 0 .74 ) ( 0 .95 ) 14 .83
2019 16 .91 0 .23 1 .44 1 .67 ( 0 .14 ) ( 1 .31 ) ( 1 .45 ) 17 .13
2018 17 .05 0 .13 0 .75 0 .88 ( 0 .07 ) ( 0 .95 ) ( 1 .02 ) 16 .91
2017 14 .98 0 .12 2 .51 2 .63 ( 0 .15 ) ( 0 .41 ) ( 0 .56 ) 17 .05
R-3 shares
2021 15 .67 0 .10 6 .53 6 .63 ( 0 .17 ) – ( 0 .17 ) 22 .13
2020 18 .07 0 .19 ( 1 .58 ) ( 1 .39 ) ( 0 .27 ) ( 0 .74 ) ( 1 .01 ) 15 .67
2019 17 .72 0 .30 1 .52 1 .82 ( 0 .16 ) ( 1 .31 ) ( 1 .47 ) 18 .07
2018 17 .80 0 .20 0 .77 0 .97 ( 0 .10 ) ( 0 .95 ) ( 1 .05 ) 17 .72
2017 15 .61 0 .18 2 .62 2 .80 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 17 .80
R-4 shares
2021 14 .90 0 .14 6 .20 6 .34 ( 0 .20 ) – ( 0 .20 ) 21 .04
2020 17 .23 0 .21 ( 1 .50 ) ( 1 .29 ) ( 0 .30 ) ( 0 .74 ) ( 1 .04 ) 14 .90
2019 17 .01 0 .32 1 .43 1 .75 ( 0 .22 ) ( 1 .31 ) ( 1 .53 ) 17 .23
2018 17 .13 0 .22 0 .76 0 .98 ( 0 .15 ) ( 0 .95 ) ( 1 .10 ) 17 .01
2017 15 .05 0 .20 2 .51 2 .71 ( 0 .22 ) ( 0 .41 ) ( 0 .63 ) 17 .13
R-5 shares
2021 15 .04 0 .16 6 .25 6 .41 ( 0 .23 ) – ( 0 .23 ) 21 .22
2020 17 .38 0 .23 ( 1 .50 ) ( 1 .27 ) ( 0 .33 ) ( 0 .74 ) ( 1 .07 ) 15 .04
2019 17 .15 0 .34 1 .44 1 .78 ( 0 .24 ) ( 1 .31 ) ( 1 .55 ) 17 .38
2018 17 .26 0 .25 0 .76 1 .01 ( 0 .17 ) ( 0 .95 ) ( 1 .12 ) 17 .15
2017 15 .16 0 .22 2 .54 2 .76 ( 0 .25 ) ( 0 .41 ) ( 0 .66 ) 17 .26

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
42 .96% (b) $ 84,871 0 .98% (c) 1 .07% (d) 0 .82% 46 .3%
( 8 .14 ) (b) 62,003 1 .04 (c) 1 .14 (d) 1 .39 54 .6
12 .14 (b) 74,483 1 .06 (c) 1 .15 (d) 1 .97 51 .5
5 .76 (b) 72,851 1 .03 (c) 1 .12 (d) 1 .35 44 .4
18 .59 (b) 75,559 1 .08 (c) 1 .13 (d) 1 .31 33 .4
43 .27 3,457,999 0 .70 (e) – 1 .07 46 .3
( 7 .82 ) 1,754,898 0 .72 (e) – 1 .72 54 .6
12 .53 2,065,317 0 .72 (e) – 2 .30 51 .5
6 .11 1,983,831 0 .71 (e) – 1 .66 44 .4
18 .95 1,798,751 0 .76 (e) – 1 .62 33 .4
42 .06 4,000 1 .58 (e) – 0 .22 46 .3
( 8 .58 ) 2,889 1 .59 (e) – 0 .85 54 .6
11 .53 4,436 1 .59 (e) – 1 .44 51 .5
5 .15 4,455 1 .59 (e) – 0 .78 44 .4
17 .89 4,449 1 .64 (e) – 0 .74 33 .4
42 .56 7,133 1 .27 (e) – 0 .52 46 .3
( 8 .36 ) 4,056 1 .28 (e) – 1 .16 54 .6
11 .90 5,695 1 .28 (e) – 1 .77 51 .5
5 .46 6,196 1 .28 (e) – 1 .09 44 .4
18 .30 9,007 1 .33 (e) – 1 .06 33 .4
42 .86 2,599 1 .08 (e) – 0 .72 46 .3
( 8 .19 ) 1,866 1 .09 (e) – 1 .34 54 .6
12 .09 4,028 1 .09 (e) – 1 .98 51 .5
5 .71 4,910 1 .09 (e) – 1 .28 44 .4
18 .45 5,964 1 .14 (e) – 1 .25 33 .4
42 .94 8,722 0 .96 (e) – 0 .84 46 .3
( 8 .05 ) 6,935 0 .97 (e) – 1 .47 54 .6
12 .22 10,455 0 .97 (e) – 2 .11 51 .5
5 .87 10,726 0 .97 (e) – 1 .41 44 .4
18 .63 9,072 1 .02 (e) – 1 .35 33 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP FUND
Class A shares
2021 $ 30 .19 ( $ 0 .19 ) $ 13 .26 $ 13 .07 $ – ( $ 0 .39 ) ( $ 0 .39 ) $ 42 .87
2020 30 .15 ( 0 .01 ) 1 .44 1 .43 ( 0 .07 ) ( 1 .32 ) ( 1 .39 ) 30 .19
2019 26 .24 0 .01 6 .64 6 .65 – ( 2 .74 ) ( 2 .74 ) 30 .15
2018 26 .90 ( 0 .04 ) 0 .29 0 .25 – ( 0 .91 ) ( 0 .91 ) 26 .24
2017 21 .79 ( 0 .02 ) 5 .63 5 .61 ( 0 .03 ) ( 0 .47 ) ( 0 .50 ) 26 .90
Class C shares
2021 26 .51 ( 0 .39 ) 11 .59 11 .20 – ( 0 .39 ) ( 0 .39 ) 37 .32
2020 26 .77 ( 0 .19 ) 1 .25 1 .06 – ( 1 .32 ) ( 1 .32 ) 26 .51
2019 23 .77 ( 0 .16 ) 5 .90 5 .74 – ( 2 .74 ) ( 2 .74 ) 26 .77
2018 24 .63 ( 0 .22 ) 0 .27 0 .05 – ( 0 .91 ) ( 0 .91 ) 23 .77
2017 20 .10 ( 0 .18 ) 5 .18 5 .00 – ( 0 .47 ) ( 0 .47 ) 24 .63
Class J shares
2021 28 .96 ( 0 .12 ) 12 .73 12 .61 – ( 0 .39 ) ( 0 .39 ) 41 .18
2020 28 .99 0 .03 1 .38 1 .41 ( 0 .12 ) ( 1 .32 ) ( 1 .44 ) 28 .96
2019 25 .30 0 .05 6 .38 6 .43 – ( 2 .74 ) ( 2 .74 ) 28 .99
2018 25 .94 – 0 .27 0 .27 – ( 0 .91 ) ( 0 .91 ) 25 .30
2017 21 .02 0 .02 5 .43 5 .45 ( 0 .06 ) ( 0 .47 ) ( 0 .53 ) 25 .94
Institutional shares
2021 31 .08 ( 0 .09 ) 13 .66 13 .57 – ( 0 .39 ) ( 0 .39 ) 44 .26
2020 31 .00 0 .06 1 .49 1 .55 ( 0 .15 ) ( 1 .32 ) ( 1 .47 ) 31 .08
2019 26 .84 0 .09 6 .83 6 .92 ( 0 .02 ) ( 2 .74 ) ( 2 .76 ) 31 .00
2018 27 .44 0 .04 0 .28 0 .32 ( 0 .01 ) ( 0 .91 ) ( 0 .92 ) 26 .84
2017 22 .21 0 .05 5 .74 5 .79 ( 0 .09 ) ( 0 .47 ) ( 0 .56 ) 27 .44
R-1 shares
2021 27 .47 ( 0 .35 ) 12 .04 11 .69 – ( 0 .39 ) ( 0 .39 ) 38 .77
2020 27 .63 ( 0 .14 ) 1 .30 1 .16 – ( 1 .32 ) ( 1 .32 ) 27 .47
2019 24 .39 ( 0 .11 ) 6 .09 5 .98 – ( 2 .74 ) ( 2 .74 ) 27 .63
2018 25 .20 ( 0 .16 ) 0 .26 0 .10 – ( 0 .91 ) ( 0 .91 ) 24 .39
2017 20 .50 ( 0 .13 ) 5 .30 5 .17 – ( 0 .47 ) ( 0 .47 ) 25 .20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
43 .63% (b) $ 2,198,683 0 .93% – % ( 0 .50 ) % 12 .4%
4 .83 (b) 1,607,917 0 .95 – ( 0 .04 ) 13 .9
29 .21 (b) 1,645,317 0 .98 – 0 .05 13 .6
0 .86 (b) 1,439,026 0 .96 – ( 0 .14 ) 25 .8
26 .19 (b) 1,714,560 1 .00 – ( 0 .10 ) 15 .4
42 .62 (b) 72,682 1 .67 – ( 1 .21 ) 12 .4
4 .02 (b) 158,906 1 .69 – ( 0 .74 ) 13 .9
28 .32 (b) 228,866 1 .70 – ( 0 .67 ) 13 .6
0 .11 (b) 248,197 1 .69 – ( 0 .86 ) 25 .8
25 .31 (b) 301,746 1 .71 – ( 0 .81 ) 15 .4
43 .85 (b) ,(c) 407,907 0 .78 (d) 0 .80 (e) ( 0 .34 ) 12 .4
4 .98 (b) ,(c) 310,404 0 .79 (d) 0 .82 (e) 0 .12 13 .9
29 .45 (b) 325,426 0 .83 (d) 0 .86 (e) 0 .21 13 .6
0 .98 (b) 275,443 0 .82 (d) 0 .85 (e) 0 .00 25 .8
26 .44 (b) 302,971 0 .82 (d) 0 .85 (e) 0 .07 15 .4
44 .03 (c) 15,790,247 0 .67 (f) – ( 0 .24 ) 12 .4
5 .08 12,106,903 0 .69 (f) – 0 .21 13 .9
29 .61 12,070,133 0 .70 (f) – 0 .34 13 .6
1 .12 10,720,328 0 .69 (f) – 0 .13 25 .8
26 .58 11,396,657 0 .68 (f) – 0 .18 15 .4
42 .92 116,642 1 .46 – ( 1 .02 ) 12 .4
4 .27 89,600 1 .46 – ( 0 .54 ) 13 .9
28 .61 98,489 1 .47 – ( 0 .43 ) 13 .6
0 .31 81,543 1 .47 – ( 0 .65 ) 25 .8
25 .65 86,677 1 .47 – ( 0 .59 ) 15 .4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP FUND
R-3 shares
2021 $ 29.38 ( $ 0.26) $ 12.90 $ 12.64 $ – ( $ 0 .39) ( $ 0.39) $ 41.63
2020 29.38 (0.06) 1.38 1.32 – (1.32) (1.32) 29.38
2019 25.68 (0.04) 6.48 6.44 – (2.74) (2.74) 29.38
2018 26.40 (0.09) 0.28 0.19 – (0.91) (0.91) 25.68
2017 21.40 (0.06) 5.53 5.47 – (0.47) (0.47) 26.40
R-4 shares
2021 30.78 (0.20) 13.52 13.32 – (0.39) (0.39) 43.71
2020 30.70 (0.01) 1 .46 1.45 (0.05) (1.32) (1.37) 30.78
2019 26.66 0.01 6.77 6.78 – (2.74) (2.74) 30.70
2018 27.33 (0.04) 0.28 0.24 – (0.91) (0.91) 26.66
2017 22.11 (0.02) 5.73 5.71 (0.02) (0.47) (0.49) 27.33
R-5 shares
2021 30.57 (0.15) 13.44 13.29 – (0.39) (0.39) 43.47
2020 30.53 0.03 1.44 1.47 (0.11) (1.32) (1.43) 30.57
2019 26.50 0.05 6.72 6.77 – (2.74) (2.74) 30.53
2018 27.13 (0.01) 0.29 0.28 – (0.91) (0.91) 26.50
2017 21.96 0.01 5.68 5.69 (0.05) (0.47) (0.52) 27.13
R-6 shares
2021 31.05 (0.06) 13.66 13.60 – (0.39) (0.39) 44.26
2020 30.97 0.09 1.49 1.58 (0.18) (1.32) (1.50) 31.05
2019 26.83 0.13 6.80 6.93 (0.05) (2.74) (2.79) 30.97
2018 27.42 0.06 0.30 0.36 (0.04) (0.91) (0.95) 26.83
2017(d) 22.98 0.05 4.97 5.02 (0.11) (0.47) (0.58) 27.42

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
43.32% (b) $ 73,376 1.15% (0.71) % 12.4%
4.61 (b) 66,616 1.15 (0.22) 13.9
29.01 83,961 1.16 (0.14) 13.6
0.65 99,735 1.16 (0.33) 25.8
25.98 122,849 1.16 (0.27) 15.4
43.61 81,569 0.96 (0.52) 12.4
4.82 71,485 0.96 (0.04) 13.9
29.23 76,985 0.97 0.02 13.6
0.81 87,620 0.97 (0.14) 25.8
26.27 127,947 0.97 (0.07) 15.4
43.76 (b) 427,065 0.84 (0.40) 12.4
4.93 (b) 325,105 0.84 0.09 13.9
29.39 387,741 0.85 0.19 13.6
0.97 337,245 0.85 (0.02) 25.8
26.39 378,762 0.85 0.04 15.4
44.13 5,220,374 0 .59 (c) (0.15) 12.4
5.20 4,054,486 0.60 (c) 0.29 13.9
29.71 2,431,236 0.60 (c) 0.45 13.6
1.24 1,442,924 0.59 (c) 0.21 25.8
22.33 (e) 784,496 0.60 (c),(f) 0.20 (f) 15.4
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Reflects Manager's contractual expense limit.
(d) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND
Class J shares
2021 $ 8 .39 ( $ 0 .03 ) $ 3 .63 $ 3 .60 $ – ( $ 1 .25 ) ( $ 1 .25 ) $ 10 .74
2020 6 .40 ( 0 .04 ) 2 .39 2 .35 – ( 0 .36 ) ( 0 .36 ) 8 .39
2019 7 .05 ( 0 .03 ) 0 .49 0 .46 – ( 1 .11 ) ( 1 .11 ) 6 .40
2018 7 .13 ( 0 .03 ) 0 .26 0 .23 – ( 0 .31 ) ( 0 .31 ) 7 .05
2017 5 .50 ( 0 .02 ) 1 .66 1 .64 ( 0 .01 ) – ( 0 .01 ) 7 .13
Institutional shares
2021 11 .30 ( 0 .03 ) 4 .97 4 .94 – ( 1 .25 ) ( 1 .25 ) 14 .99
2020 8 .48 ( 0 .04 ) 3 .22 3 .18 – ( 0 .36 ) ( 0 .36 ) 11 .30
2019 8 .92 ( 0 .02 ) 0 .69 0 .67 – ( 1 .11 ) ( 1 .11 ) 8 .48
2018 8 .92 ( 0 .02 ) 0 .33 0 .31 – ( 0 .31 ) ( 0 .31 ) 8 .92
2017 6 .88 ( 0 .01 ) 2 .07 2 .06 ( 0 .02 ) – ( 0 .02 ) 8 .92
R-1 shares
2021 8 .66 ( 0 .10 ) 3 .74 3 .64 – ( 1 .25 ) ( 1 .25 ) 11 .05
2020 6 .63 ( 0 .09 ) 2 .48 2 .39 – ( 0 .36 ) ( 0 .36 ) 8 .66
2019 7 .29 ( 0 .07 ) 0 .52 0 .45 – ( 1 .11 ) ( 1 .11 ) 6 .63
2018 7 .41 ( 0 .08 ) 0 .27 0 .19 – ( 0 .31 ) ( 0 .31 ) 7 .29
2017 5 .74 ( 0 .06 ) 1 .73 1 .67 – – – 7 .41
R-3 shares
2021 10 .35 ( 0 .09 ) 4 .54 4 .45 – ( 1 .25 ) ( 1 .25 ) 13 .55
2020 7 .84 ( 0 .07 ) 2 .94 2 .87 – ( 0 .36 ) ( 0 .36 ) 10 .35
2019 8 .37 ( 0 .06 ) 0 .64 0 .58 – ( 1 .11 ) ( 1 .11 ) 7 .84
2018 8 .44 ( 0 .07 ) 0 .31 0 .24 – ( 0 .31 ) ( 0 .31 ) 8 .37
2017 6 .51 ( 0 .04 ) 1 .97 1 .93 – – – 8 .44
R-4 shares
2021 11 .12 ( 0 .07 ) 4 .88 4 .81 – ( 1 .25 ) ( 1 .25 ) 14 .68
2020 8 .38 ( 0 .06 ) 3 .16 3 .10 – ( 0 .36 ) ( 0 .36 ) 11 .12
2019 8 .85 ( 0 .05 ) 0 .69 0 .64 – ( 1 .11 ) ( 1 .11 ) 8 .38
2018 8 .88 ( 0 .05 ) 0 .33 0 .28 – ( 0 .31 ) ( 0 .31 ) 8 .85
2017 6 .85 ( 0 .03 ) 2 .06 2 .03 – – – 8 .88
R-5 shares
2021 11 .67 ( 0 .05 ) 5 .13 5 .08 – ( 1 .25 ) ( 1 .25 ) 15 .50
2020 8 .77 ( 0 .05 ) 3 .31 3 .26 – ( 0 .36 ) ( 0 .36 ) 11 .67
2019 9 .19 ( 0 .04 ) 0 .73 0 .69 – ( 1 .11 ) ( 1 .11 ) 8 .77
2018 9 .20 ( 0 .04 ) 0 .34 0 .30 – ( 0 .31 ) ( 0 .31 ) 9 .19
2017 7 .09 ( 0 .02 ) 2 .14 2 .12 ( 0 .01 ) – ( 0 .01 ) 9 .20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
45 .43% (b) ,(c) $ 131,086 0 .88% (d) 0 .90% (e) ( 0 .35 ) % 114 .5%
38 .55 (b) ,(c) 93,209 0 .93 (d) 0 .96 (e) ( 0 .56 ) 120 .6
10 .27 (c) 71,129 0 .97 (d) 1 .00 (e) ( 0 .46 ) 104 .6
3 .26 (c) 67,918 0 .93 (d) 0 .96 (e) ( 0 .44 ) 114 .2
29 .84 (c) 64,647 0 .97 (d) 1 .00 (e) ( 0 .30 ) 128 .5
45 .74 (b) 149,191 0 .75 (f) – ( 0 .24 ) 114 .5
38 .77 58,852 0 .75 (f) – ( 0 .38 ) 120 .6
10 .51 52,324 0 .75 (f) – ( 0 .25 ) 104 .6
3 .51 67,785 0 .75 (f) – ( 0 .26 ) 114 .2
30 .10 57,772 0 .75 (f) – ( 0 .08 ) 128 .5
44 .57 (b) 1,740 1 .54 – ( 1 .02 ) 114 .5
37 .62 1,789 1 .55 – ( 1 .19 ) 120 .6
9 .71 1,286 1 .55 – ( 1 .05 ) 104 .6
2 .58 1,391 1 .55 – ( 1 .05 ) 114 .2
29 .09 1,321 1 .55 – ( 0 .87 ) 128 .5
45 .01 (b) 22,672 1 .23 – ( 0 .72 ) 114 .5
38 .08 (b) 13,555 1 .24 – ( 0 .87 ) 120 .6
10 .06 11,187 1 .24 – ( 0 .74 ) 104 .6
2 .86 12,807 1 .24 – ( 0 .75 ) 114 .2
29 .65 11,542 1 .24 – ( 0 .57 ) 128 .5
45 .27 (b) 6,759 1 .04 – ( 0 .52 ) 114 .5
38 .26 4,709 1 .05 – ( 0 .68 ) 120 .6
10 .20 4,103 1 .05 – ( 0 .55 ) 104 .6
3 .18 4,997 1 .05 – ( 0 .54 ) 114 .2
29 .71 6,854 1 .05 – ( 0 .37 ) 128 .5
45 .47 (b) 25,223 0 .92 – ( 0 .39 ) 114 .5
38 .38 23,760 0 .93 – ( 0 .55 ) 120 .6
10 .40 22,099 0 .93 – ( 0 .43 ) 104 .6
3 .29 22,080 0 .93 – ( 0 .44 ) 114 .2
29 .94 19,952 0 .93 – ( 0 .26 ) 128 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
MIDCAP GROWTH FUND III
Class J shares
2021 $ 10 .46 ( $ 0 .09 ) $ 4 .12 $ 4 .03 ( $ 0 .80 ) ( $ 0 .80 ) $ 13 .69
2020 9 .53 ( 0 .06 ) 1 .98 1 .92 ( 0 .99 ) ( 0 .99 ) 10 .46
2019 9 .35 ( 0 .05 ) 1 .37 1 .32 ( 1 .14 ) ( 1 .14 ) 9 .53
2018 10 .21 ( 0 .06 ) 0 .69 0 .63 ( 1 .49 ) ( 1 .49 ) 9 .35
2017 8 .24 ( 0 .05 ) 2 .05 2 .00 ( 0 .03 ) ( 0 .03 ) 10 .21
Institutional shares
2021 13 .63 ( 0 .08 ) 5 .43 5 .35 ( 0 .80 ) ( 0 .80 ) 18 .18
2020 12 .10 ( 0 .04 ) 2 .56 2 .52 ( 0 .99 ) ( 0 .99 ) 13 .63
2019 11 .50 ( 0 .02 ) 1 .76 1 .74 ( 1 .14 ) ( 1 .14 ) 12 .10
2018 12 .19 ( 0 .03 ) 0 .83 0 .80 ( 1 .49 ) ( 1 .49 ) 11 .50
2017 9 .79 ( 0 .01 ) 2 .44 2 .43 ( 0 .03 ) ( 0 .03 ) 12 .19
R-1 shares
2021 10 .39 ( 0 .17 ) 4 .09 3 .92 ( 0 .80 ) ( 0 .80 ) 13 .51
2020 9 .52 ( 0 .11 ) 1 .97 1 .86 ( 0 .99 ) ( 0 .99 ) 10 .39
2019 9 .39 ( 0 .10 ) 1 .37 1 .27 ( 1 .14 ) ( 1 .14 ) 9 .52
2018 10 .30 ( 0 .11 ) 0 .69 0 .58 ( 1 .49 ) ( 1 .49 ) 9 .39
2017 8 .35 ( 0 .09 ) 2 .07 1 .98 ( 0 .03 ) ( 0 .03 ) 10 .30
R-3 shares
2021 12 .36 ( 0 .16 ) 4 .90 4 .74 ( 0 .80 ) ( 0 .80 ) 16 .30
2020 11 .12 ( 0 .10 ) 2 .33 2 .23 ( 0 .99 ) ( 0 .99 ) 12 .36
2019 10 .72 ( 0 .08 ) 1 .62 1 .54 ( 1 .14 ) ( 1 .14 ) 11 .12
2018 11 .52 ( 0 .09 ) 0 .78 0 .69 ( 1 .49 ) ( 1 .49 ) 10 .72
2017 9 .31 ( 0 .07 ) 2 .31 2 .24 ( 0 .03 ) ( 0 .03 ) 11 .52
R-4 shares
2021 12 .90 ( 0 .14 ) 5 .12 4 .98 ( 0 .80 ) ( 0 .80 ) 17 .08
2020 11 .53 ( 0 .08 ) 2 .44 2 .36 ( 0 .99 ) ( 0 .99 ) 12 .90
2019 11 .06 ( 0 .06 ) 1 .67 1 .61 ( 1 .14 ) ( 1 .14 ) 11 .53
2018 11 .82 ( 0 .07 ) 0 .80 0 .73 ( 1 .49 ) ( 1 .49 ) 11 .06
2017 9 .53 ( 0 .05 ) 2 .37 2 .32 ( 0 .03 ) ( 0 .03 ) 11 .82
R-5 shares
2021 13 .65 ( 0 .12 ) 5 .42 5 .30 ( 0 .80 ) ( 0 .80 ) 18 .15
2020 12 .14 ( 0 .07 ) 2 .57 2 .50 ( 0 .99 ) ( 0 .99 ) 13 .65
2019 11 .56 ( 0 .05 ) 1 .77 1 .72 ( 1 .14 ) ( 1 .14 ) 12 .14
2018 12 .28 ( 0 .06 ) 0 .83 0 .77 ( 1 .49 ) ( 1 .49 ) 11 .56
2017 9 .89 ( 0 .04 ) 2 .46 2 .42 ( 0 .03 ) ( 0 .03 ) 12 .28

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
39 .96% (b) $ 59,567 1 .12% (c) 1 .17% (d) ( 0 .77 ) % 34 .3%
21 .76 (b) 45,753 1 .19 (c) 1 .25 (d) ( 0 .65 ) 50 .7
17 .48 (b) 41,366 1 .27 (c) 1 .38 (d) ( 0 .55 ) 43 .2
6 .61 (b) 36,912 1 .24 (c) 1 .35 (d) ( 0 .56 ) 44 .3
24 .31 (b) 35,778 1 .29 (c) 1 .37 (d) ( 0 .49 ) 81 .6
40 .37 1,165,856 0 .86 (e) – ( 0 .50 ) 34 .3
22 .12 1,127,871 0 .87 (e) – ( 0 .33 ) 50 .7
17 .93 1,032,306 0 .91 (e) – ( 0 .19 ) 43 .2
6 .97 961,018 0 .91 (e) – ( 0 .22 ) 44 .3
24 .85 1,037,760 0 .94 (e) – ( 0 .13 ) 81 .6
39 .12 1,781 1 .74 (e) – ( 1 .38 ) 34 .3
21 .09 1,430 1 .75 (e) – ( 1 .21 ) 50 .7
16 .80 1,438 1 .78 (e) – ( 1 .06 ) 43 .2
6 .00 1,665 1 .78 (e) – ( 1 .10 ) 44 .3
23 .75 2,266 1 .81 (e) – ( 1 .01 ) 81 .6
39 .54 5,149 1 .43 (e) – ( 1 .09 ) 34 .3
21 .41 2,643 1 .44 (e) – ( 0 .89 ) 50 .7
17 .28 2,913 1 .47 (e) – ( 0 .75 ) 43 .2
6 .35 3,424 1 .47 (e) – ( 0 .78 ) 44 .3
24 .09 4,920 1 .50 (e) – ( 0 .69 ) 81 .6
39 .76 2,640 1 .24 (e) – ( 0 .89 ) 34 .3
21 .80 2,223 1 .25 (e) – ( 0 .69 ) 50 .7
17 .39 3,004 1 .28 (e) – ( 0 .57 ) 43 .2
6 .55 3,658 1 .28 (e) – ( 0 .60 ) 44 .3
24 .37 5,191 1 .31 (e) – ( 0 .51 ) 81 .6
39 .92 5,903 1 .12 (e) – ( 0 .76 ) 34 .3
21 .87 6,505 1 .13 (e) – ( 0 .59 ) 50 .7
17 .62 5,527 1 .16 (e) – ( 0 .44 ) 43 .2
6 .64 6,408 1 .16 (e) – ( 0 .49 ) 44 .3
24 .50 7,385 1 .19 (e) – ( 0 .39 ) 81 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP S&P 400 INDEX FUND
Class J shares
2021 $ 18.23 $ 0.26 $ 8.18 $ 8.44 ( $ 0.21) ( $ 1.31) ( $ 1.52) $ 25.15
2020 19.65 0.20 (0.41) (0.21) (0.26) (0.95) (1.21) 18.23
2019 20.17 0.23 1.15 1.38 (0.22) (1.68) (1.90) 19.65
2018 21.53 0.25 (0.08) 0.17 (0.21) (1.32) (1.53) 20.17
2017 18.62 0.19 3.95 4.14 (0.23) (1.00) (1.23) 21.53
Institutional shares
2021 18.84 0.31 8.46 8.77 (0.24) (1.31) (1.55) 26.06
2020 20.28 0.25 (0.44) (0.19) (0.30) (0.95) (1.25) 18.84
2019 20.76 0.28 1.18 1.46 (0.26) (1.68) (1.94) 20.28
2018 22.11 0.30 (0.08) 0.22 (0.25) (1.32) (1.57) 20.76
2017 19.10 0.24 4.05 4.29 (0.28) (1.00) (1.28) 22.11
R-1 shares
2021 18.62 0.11 8.37 8.48 (0.08) (1.31) (1.39) 25.71
2020 19.99 0.10 (0.44) (0.34) (0.08) (0.95) (1.03) 18.62
2019 20.45 0.12 1.18 1.30 (0.08) (1.68) (1.76) 19.99
2018 21.81 0.11 (0.07) 0.04 (0.08) (1.32) (1.40) 20.45
2017 18.84 0.05 4.01 4.06 (0.09) (1.00) (1.09) 21.81
R-3 shares
2021 19.19 0.19 8.64 8.83 (0.14) (1.31) (1.45) 26.57
2020 20.63 0.16 (0.46) (0.30) (0.19) (0.95) (1.14) 19.19
2019 21.05 0.19 1.21 1.40 (0.14) (1.68) (1.82) 20.63
2018 22.40 0.19 (0.08) 0.11 (0.14) (1.32) (1.46) 21.05
2017 19.34 0.13 4.11 4.24 (0.18) (1.00) (1.18) 22.40
R-4 shares
2021 19.29 0.23 8.68 8.91 (0.17) (1.31) (1.48) 26.72
2020 20.73 0.19 (0.45) (0.26) (0.23) (0.95) (1.18) 19.29
2019 21.14 0.23 1.22 1.45 (0.18) (1.68) (1.86) 20.73
2018 22.49 0.23 (0.08) 0.15 (0.18) (1.32) (1.50) 21.14
2017 19.40 0.16 4.13 4.29 (0.20) (1.00) (1.20) 22.49
R-5 shares
2021 19.48 0.27 8.76 9.03 (0.20) (1.31) (1.51) 27.00
2020 20.91 0.22 (0.45) (0.23) (0.25) (0.95) (1.20) 19.48
2019 21.32 0.25 1.23 1.48 (0.21) (1.68) (1.89) 20.91
2018 22.67 0.26 (0.08) 0.18 (0.21) (1.32) (1.53) 21.32
2017 19.56 0.20 4.15 4.35 (0.24) (1.00) (1.24) 22.67
R-6 shares
2021 18.83 0.32 8.46 8.78 (0.25) (1.31) (1.56) 26.05
2020 20.27 0.25 (0.43) (0.18) (0.31) (0.95) (1.26) 18.83
2019 20.74 0.29 1.19 1.48 (0.27) (1.68) (1.95) 20.27
2018 22.09 0.31 (0.08) 0.23 (0.26) (1.32) (1.58) 20.74
2017(g) 20.62 0.22 2.54 2.76 (0.29) (1.00) (1.29) 22.09

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
48.22% (b) $ 151,143 0.39% (c) 0.41% (d) 1.11% 19.2%
(1.47) (b) 104,139 0.41 (c) 0.44 (d) 1.15 23.6
8.64 (b) 121,032 0.43 (c) 0.46 (d) 1.23 16.7
0.59 (b) 120,967 0.39 (c) 0.42 (d) 1.15 14.3
22.90 (b) 131,713 0.42 (c) 0.45 (d) 0.93 23.2
48.45 251,222 0.22 – 1.27 19.2
(1.35) 187,318 0.23 (e) – 1.34 23.6
8.84 347,631 0.23 (e) – 1.43 16.7
0.81 422,159 0.20 (e) – 1.35 14.3
23.14 510,771 0.21 (e) – 1.14 23.2
47.28 (f) 6,584 1.04 – 0.45 19.2
(2.07) 5,032 1.04 – 0.52 23.6
7.94 7,771 1.04 – 0.62 16.7
(0.03) 10,070 1.04 – 0.51 14.3
22.10 12,117 1.04 – 0.27 23.2
47.71 88,428 0.73 – 0.76 19.2
(1.83) 64,732 0.73 – 0.83 23.6
8.31 84,108 0.73 – 0.93 16.7
0.29 93,374 0.73 – 0.83 14.3
22.50 119,455 0.73 – 0.61 23.2
47.98 53,233 0.54 – 0.95 19.2
(1.62) 43,726 0.54 – 1.02 23.6
8.52 58,888 0.54 – 1.12 16.7
0.47 66,297 0.54 – 1.01 14.3
22.69 93,581 0.54 – 0.78 23.2
48.14 122,169 0.42 – 1.08 19.2
(1.46) 102,868 0.42 – 1.14 23.6
8.63 137,633 0.42 – 1.25 16.7
0.58 183,944 0.42 – 1.13 14.3
22.86 215,661 0.42 – 0.93 23.2
48.58 740,456 0.16 (e) – 1.34 19.2
(1.28) 479,248 0.16 (e) – 1.38 23.6
8.94 531,623 0.17 (e) – 1.48 16.7
0.85 405,426 0.16 (e) – 1.38 14.3
13.99 (h) 341,001 0.17 (e),(i) – 1.11 (i) 23.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(h) Total return amounts have not been annualized.
(i) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
MIDCAP VALUE FUND I
Class A shares
2021 $ 12.76 $ 0.16 $ 6.14 $ 6.30 ( $ 0.13) $ – ( $ 0.13) $ 18.93
2020 14.27 0.12 (0.95) (0.83) (0.11) (0.57) (0.68) 12.76
2019(d) 13.56 0.04 0.67 0.71 – – – 14.27
Class J shares
2021 12.65 0.19 6.08 6.27 (0.18) – (0.18) 18.74
2020 14.13 0.16 (0.94) (0.78) (0.13) (0.57) (0.70) 12.65
2019 14.44 0.13 1.09 1.22 (0.09) (1.44) (1.53) 14.13
2018 15.31 0.10 0.03 0.13 (0.07) (0.93) (1.00) 14.44
2017 13.02 0.08 2.39 2.47 (0.18) – (0.18) 15.31
Institutional shares
2021 12.81 0.22 6.16 6.38 (0.21) – (0.21) 18.98
2020 14.30 0.19 (0.95) (0.76) (0.16) (0.57) (0.73) 12.81
2019 14.62 0.18 1.07 1.25 (0.13) (1.44) (1.57) 14.30
2018 15.48 0.15 0.03 0.18 (0.11) (0.93) (1.04) 14.62
2017 13.16 0.12 2.42 2.54 (0.22) – (0.22) 15.48
R-1 shares
2021 12.20 0.08 5.86 5.94 (0.10) – (0.10) 18.04
2020 13.63 0.09 (0.92) (0.83) (0.03) (0.57) (0.60) 12.20
2019 13.96 0.06 1.05 1.11 – (1.44) (1.44) 13.63
2018 14.84 0.01 0.04 0.05 – (0.93) (0.93) 13.96
2017 12.61 – 2.32 2.32 (0.09) – (0.09) 14.84
R-3 shares
2021 12.60 0.14 6.05 6.19 (0.14) – (0.14) 18.65
2020 14.08 0.13 (0.94) (0.81) (0.10) (0.57) (0.67) 12.60
2019 14.37 0.10 1.09 1.19 (0.04) (1.44) (1.48) 14.08
2018 15.22 0.06 0.04 0.10 (0.02) (0.93) (0.95) 14.37
2017 12.94 0.05 2.37 2.42 (0.14) – (0.14) 15.22
R-4 shares
2021 12.64 0.17 6.08 6.25 (0.17) – (0.17) 18.72
2020 14.12 0.15 (0.93) (0.78) (0.13) (0.57) (0.70) 12.64
2019 14.42 0.13 1.08 1.21 (0.07) (1.44) (1.51) 14.12
2018 15.27 0.09 0.03 0.12 (0.04) (0.93) (0.97) 14.42
2017 12.99 0.07 2.38 2.45 (0.17) – (0.17) 15.27
R-5 shares
2021 12.72 0.19 6.12 6.31 (0.18) – (0.18) 18.85
2020 14.20 0.17 (0.94) (0.77) (0.14) (0.57) (0.71) 12.72
2019 14.50 0.14 1.09 1.23 (0.09) (1.44) (1.53) 14.20
2018 15.36 0.11 0.03 0.14 (0.07) (0.93) (1.00) 14.50
2017 13.06 0.09 2.40 2.49 (0.19) – (0.19) 15.36
R-6 shares
2021 12.84 0.24 6.16 6.40 (0.22) – (0.22) 19.02
2020 14.33 0.20 (0.95) (0.75) (0.17) (0.57) (0.74) 12.84
2019(d) 13.56 0.11 0.66 0.77 – – – 14.33

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
49.69% (b) $ 42,833 1.10% (c) – % 0.90% 53.5%
(6.32) (b) 23,187 1.27 (c) – 0.94 65.9
5.24 (b),(e) 26,083 1.38 (c),(f) – 0.51 (f) 60.0
49.98 (b) 190,633 0.89 (g) 0.93 (h) 1.11 53.5
(6.00) (b) 129,288 0.94 (g) 0.99 (h) 1.28 65.9
10.55 (b) 153,602 1.06 (g) 1.13 (h) 0.95 60.0
0.67 (b) 65,310 1.20 (g) 1.35 (h) 0.65 61.1
19.12 (b) 72,785 1.20 (g) 1.35 (h) 0.54 58.5
50.23 349,246 0.72 (c) – 1.29 53.5
(5.82) 233,785 0.72 (c) – 1.49 65.9
10.73 279,888 0.85 (c) – 1.30 60.0
0.99 824,306 0.90 (c) – 0.95 61.1
19.47 917,891 0.91 (c) – 0.84 58.5
49.03 (i) 2,687 1.51 (c) – 0.51 53.5
(6.53) 2,079 1.51 (c) – 0.70 65.9
9.97 2,775 1.61 (c) – 0.43 60.0
0.14 3,190 1.76 (c) – 0.08 61.1
18.48 4,191 1.75 (c) – 0.00 58.5
49.47 13,975 1.20 (c) – 0.81 53.5
(6.24) 10,736 1.20 (c) – 1.01 65.9
10.33 13,305 1.30 (c) – 0.74 60.0
0.45 9,098 1.45 (c) – 0.41 61.1
18.79 15,901 1.44 (c) – 0.32 58.5
49.77 12,292 1.01 (c) – 1.00 53.5
(6.04) 9,285 1.01 (c) – 1.21 65.9
10.49 13,340 1.11 (c) – 0.93 60.0
0.64 8,590 1.26 (c) – 0.60 61.1
18.99 14,907 1.25 (c) – 0.52 58.5
50.02 29,746 0.89 (c) – 1.12 53.5
(5.96) 21,576 0.89 (c) – 1.33 65.9
10.63 29,270 0.99 (c) – 1.06 60.0
0.73 27,630 1.14 (c) – 0.70 61.1
19.18 35,516 1.13 (c) – 0.66 58.5
50.41 (i) 2,312,305 0.63 (c) – 1.38 53.5
(5.73) 1,696,270 0.64 (c) – 1.58 65.9
5.68 (e) 1,980,217 0.64 (c),(f) – 1.33 (f) 60.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Period from April 2, 2019, date operations commenced, through October 31, 2019.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.
(g) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(h) Excludes expense reimbursement from Manager and/or Distributor.
(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
MONEY MARKET FUND
Class A shares
2021 $ 1 .00 $ – $ – $ – $ – $ – $ 1 .00
2020 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2019 1 .00 0 .02 – 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
2018 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2017 1 .00 – 0 .01 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
Class J shares
2021 1 .00 – – – – – 1 .00
2020 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2019 1 .00 0 .02 – 0 .02 ( 0 .02 ) ( 0 .02 ) 1 .00
2018 1 .00 0 .01 – 0 .01 ( 0 .01 ) ( 0 .01 ) 1 .00
2017 1 .00 – – – – – 1 .00

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment Income
to Average Net Assets
0 .00% (b) $ 293,949 0 .12% (c) 0 .55% (d) 0 .00%
0 .61 (b) 342,008 0 .39 (c) 0 .53 (d) 0 .54
1 .98 (b) 242,127 0 .50 (c) 0 .60 (d) 1 .94
1 .36 (b) 231,844 0 .52 (c) 0 .63 (d) 1 .34
0 .53 (b) 245,177 0 .53 0 .53 (d) 0 .47
0 .00 (b) 411,033 0 .12 (e) 0 .66 (f) 0 .00
0 .58 (b) 455,689 0 .41 (e) 0 .68 (f) 0 .49
1 .88 (b) 278,464 0 .60 (e) 0 .75 (f) 1 .84
1 .29 (b) 257,738 0 .59 (e) 0 .74 (f) 1 .28
0 .48 (b) 243,195 0 .58 (e) 0 .73 (f) 0 .43
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual and/or voluntary expense limit.
(d) Excludes expense reimbursement from Manager.
(e) Reflects Manager's contractual and voluntary expense limit and/or Distributor's contractual distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
OVERSEAS FUND
Institutional shares
2021 $ 8 .12 $ 0 .20 $ 3 .31 $ 3 .51 ( $ 0 .19 ) $ – ( $ 0 .19 ) $ 11 .44
2020 9 .69 0 .18 ( 1 .44 ) ( 1 .26 ) ( 0 .31 ) – ( 0 .31 ) 8 .12
2019 10 .12 0 .28 0 .14 0 .42 ( 0 .24 ) ( 0 .61 ) ( 0 .85 ) 9 .69
2018 11 .53 0 .25 ( 1 .30 ) ( 1 .05 ) ( 0 .21 ) ( 0 .15 ) ( 0 .36 ) 10 .12
2017 9 .40 0 .20 2 .12 2 .32 ( 0 .19 ) – ( 0 .19 ) 11 .53
R-1 shares
2021 8 .02 0 .10 3 .28 3 .38 ( 0 .11 ) – ( 0 .11 ) 11 .29
2020 9 .58 0 .10 ( 1 .44 ) ( 1 .34 ) ( 0 .22 ) – ( 0 .22 ) 8 .02
2019 10 .01 0 .20 0 .14 0 .34 ( 0 .16 ) ( 0 .61 ) ( 0 .77 ) 9 .58
2018 11 .38 0 .15 ( 1 .29 ) ( 1 .14 ) ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 10 .01
2017 9 .30 0 .12 2 .10 2 .22 ( 0 .14 ) – ( 0 .14 ) 11 .38
R-3 shares
2021 8 .02 0 .14 3 .27 3 .41 ( 0 .13 ) – ( 0 .13 ) 11 .30
2020 9 .58 0 .13 ( 1 .43 ) ( 1 .30 ) ( 0 .26 ) – ( 0 .26 ) 8 .02
2019 10 .00 0 .23 0 .14 0 .37 ( 0 .18 ) ( 0 .61 ) ( 0 .79 ) 9 .58
2018 11 .41 0 .19 ( 1 .29 ) ( 1 .10 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .00
2017 9 .31 0 .16 2 .08 2 .24 ( 0 .14 ) – ( 0 .14 ) 11 .41
R-4 shares
2021 8 .07 0 .16 3 .29 3 .45 ( 0 .16 ) – ( 0 .16 ) 11 .36
2020 9 .64 0 .15 ( 1 .45 ) ( 1 .30 ) ( 0 .27 ) – ( 0 .27 ) 8 .07
2019 10 .06 0 .24 0 .16 0 .40 ( 0 .21 ) ( 0 .61 ) ( 0 .82 ) 9 .64
2018 11 .46 0 .21 ( 1 .30 ) ( 1 .09 ) ( 0 .16 ) ( 0 .15 ) ( 0 .31 ) 10 .06
2017 9 .35 0 .17 2 .10 2 .27 ( 0 .16 ) – ( 0 .16 ) 11 .46

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
43 .48% $ 2,927,281 0 .94% (b) 1 .79% 54 .8%
( 13 .63 ) 2,314,374 0 .96 (b) 2 .07 79 .6
5 .38 2,580,956 1 .04 (b) 2 .95 47 .8
( 9 .44 ) 2,919,837 1 .02 (b) 2 .21 45 .9
25 .17 3,634,802 1 .04 (b) 1 .94 50 .5
42 .33 20 1 .80 (b) 0 .94 54 .8
( 14 .40 ) 13 1 .82 (b) 1 .17 79 .6
4 .40 15 1 .91 (b) 2 .11 47 .8
( 10 .22 ) 16 1 .89 (b) 1 .38 45 .9
24 .16 19 1 .91 (b) 1 .15 50 .5
42 .73 604 1 .49 (b) 1 .29 54 .8
( 14 .13 ) 407 1 .51 (b) 1 .52 79 .6
4 .82 499 1 .60 (b) 2 .48 47 .8
( 9 .95 ) 521 1 .58 (b) 1 .67 45 .9
24 .35 650 1 .60 (b) 1 .50 50 .5
42 .95 608 1 .30 (b) 1 .44 54 .8
( 13 .99 ) 481 1 .32 (b) 1 .70 79 .6
5 .05 530 1 .41 (b) 2 .57 47 .8
( 9 .79 ) 477 1 .39 (b) 1 .88 45 .9
24 .64 569 1 .41 (b) 1 .63 50 .5
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2021 $ 51 .30 $ 0 .36 $ 19 .57 $ 19 .93 ( $ 0 .43 ) ( $ 2 .52 ) ( $ 2 .95 ) $ 68 .28
2020 50 .56 0 .42 4 .45 4 .87 ( 0 .46 ) ( 3 .67 ) ( 4 .13 ) 51 .30
2019 63 .24 0 .53 5 .65 6 .18 ( 0 .66 ) ( 18 .20 ) ( 18 .86 ) 50 .56
2018 63 .68 0 .84 3 .47 4 .31 ( 0 .62 ) ( 4 .13 ) ( 4 .75 ) 63 .24
2017 57 .28 0 .56 11 .52 12 .08 ( 0 .59 ) ( 5 .09 ) ( 5 .68 ) 63 .68
Class C shares
2021 32 .74 ( 0 .08 ) 12 .24 12 .16 ( 0 .22 ) ( 2 .52 ) ( 2 .74 ) 42 .16
2020 33 .73 0 .01 2 .90 2 .91 ( 0 .23 ) ( 3 .67 ) ( 3 .90 ) 32 .74
2019 48 .95 0 .09 3 .34 3 .43 ( 0 .45 ) ( 18 .20 ) ( 18 .65 ) 33 .73
2018 50 .38 0 .24 2 .75 2 .99 ( 0 .29 ) ( 4 .13 ) ( 4 .42 ) 48 .95
2017 46 .47 0 .06 9 .21 9 .27 ( 0 .27 ) ( 5 .09 ) ( 5 .36 ) 50 .38
Institutional shares
2021 53 .00 0 .57 20 .22 20 .79 ( 0 .60 ) ( 2 .52 ) ( 3 .12 ) 70 .67
2020 52 .09 0 .61 4 .60 5 .21 ( 0 .63 ) ( 3 .67 ) ( 4 .30 ) 53 .00
2019 64 .54 0 .74 5 .84 6 .58 ( 0 .83 ) ( 18 .20 ) ( 19 .03 ) 52 .09
2018 64 .86 1 .00 3 .63 4 .63 ( 0 .82 ) ( 4 .13 ) ( 4 .95 ) 64 .54
2017 58 .24 0 .78 11 .72 12 .50 ( 0 .79 ) ( 5 .09 ) ( 5 .88 ) 64 .86
R-1 shares
2021 51 .14 0 .04 19 .53 19 .57 ( 0 .10 ) ( 2 .52 ) ( 2 .62 ) 68 .09
2020 50 .41 0 .16 4 .43 4 .59 ( 0 .19 ) ( 3 .67 ) ( 3 .86 ) 51 .14
2019 63 .08 0 .29 5 .65 5 .94 ( 0 .41 ) ( 18 .20 ) ( 18 .61 ) 50 .41
2018 63 .50 0 .49 3 .49 3 .98 ( 0 .27 ) ( 4 .13 ) ( 4 .40 ) 63 .08
2017 57 .05 0 .24 11 .52 11 .76 ( 0 .22 ) ( 5 .09 ) ( 5 .31 ) 63 .50
R-3 shares
2021 51 .37 0 .21 19 .62 19 .83 ( 0 .31 ) ( 2 .52 ) ( 2 .83 ) 68 .37
2020 50 .62 0 .31 4 .45 4 .76 ( 0 .34 ) ( 3 .67 ) ( 4 .01 ) 51 .37
2019 63 .23 0 .44 5 .66 6 .10 ( 0 .51 ) ( 18 .20 ) ( 18 .71 ) 50 .62
2018 63 .61 0 .67 3 .51 4 .18 ( 0 .43 ) ( 4 .13 ) ( 4 .56 ) 63 .23
2017 57 .22 0 .45 11 .51 11 .96 ( 0 .48 ) ( 5 .09 ) ( 5 .57 ) 63 .61
R-4 shares
2021 52 .03 0 .36 19 .84 20 .20 ( 0 .40 ) ( 2 .52 ) ( 2 .92 ) 69 .31
2020 51 .23 0 .41 4 .51 4 .92 ( 0 .45 ) ( 3 .67 ) ( 4 .12 ) 52 .03
2019 63 .79 0 .54 5 .74 6 .28 ( 0 .64 ) ( 18 .20 ) ( 18 .84 ) 51 .23
2018 64 .18 0 .83 3 .51 4 .34 ( 0 .60 ) ( 4 .13 ) ( 4 .73 ) 63 .79
2017 57 .69 0 .56 11 .60 12 .16 ( 0 .58 ) ( 5 .09 ) ( 5 .67 ) 64 .18
R-5 shares
2021 52 .35 0 .42 19 .98 20 .40 ( 0 .46 ) ( 2 .52 ) ( 2 .98 ) 69 .77
2020 51 .51 0 .47 4 .54 5 .01 ( 0 .50 ) ( 3 .67 ) ( 4 .17 ) 52 .35
2019 64 .05 0 .60 5 .76 6 .36 ( 0 .70 ) ( 18 .20 ) ( 18 .90 ) 51 .51
2018 64 .40 0 .90 3 .53 4 .43 ( 0 .65 ) ( 4 .13 ) ( 4 .78 ) 64 .05
2017 57 .87 0 .63 11 .64 12 .27 ( 0 .65 ) ( 5 .09 ) ( 5 .74 ) 64 .40

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
40 .26% (b) ,(c) $ 1,288,915 0 .80% 0 .59% 29 .9%
10 .04 (b) ,(c) 987,963 0 .83 0 .86 35 .4
17 .38 (c) 993,244 0 .86 1 .10 35 .4
6 .95 (c) 950,601 0 .83 1 .30 36 .3
22 .53 (c) 970,151 0 .82 0 .94 20 .1
39 .11 (c) 33,930 1 .64 ( 0 .22 ) 29 .9
9 .10 (c) 35,053 1 .67 0 .03 35 .4
16 .38 (c) 39,154 1 .70 0 .28 35 .4
6 .09 (c) 51,955 1 .65 0 .48 36 .3
21 .54 (c) 52,721 1 .65 0 .12 20 .1
40 .71 (b) 961,957 0 .49 (d) 0 .90 29 .9
10 .42 717,175 0 .47 (d) 1 .21 35 .4
17 .85 683,345 0 .47 (d) 1 .49 35 .4
7 .35 683,933 0 .47 (d) 1 .53 36 .3
22 .97 1,385,593 0 .47 (d) 1 .30 20 .1
39 .51 (b) 1,653 1 .35 0 .06 29 .9
9 .44 1,653 1 .37 0 .33 35 .4
16 .78 1,828 1 .37 0 .61 35 .4
6 .40 2,381 1 .35 0 .76 36 .3
21 .93 2,547 1 .33 0 .41 20 .1
39 .94 20,459 1 .04 0 .35 29 .9
9 .76 14,150 1 .06 0 .64 35 .4
17 .15 16,017 1 .06 0 .91 35 .4
6 .74 17,054 1 .04 1 .04 36 .3
22 .30 24,316 1 .02 0 .76 20 .1
40 .22 (b) 10,333 0 .85 0 .59 29 .9
9 .98 13,402 0 .87 0 .84 35 .4
17 .38 16,878 0 .87 1 .10 35 .4
6 .94 17,986 0 .85 1 .29 36 .3
22 .53 (b) 22,400 0 .83 0 .93 20 .1
40 .37 33,672 0 .73 0 .68 29 .9
10 .11 32,567 0 .75 0 .95 35 .4
17 .51 34,786 0 .75 1 .22 35 .4
7 .07 35,915 0 .73 1 .39 36 .3
22 .67 42,983 0 .71 1 .06 20 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(d) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2021 $ 13 .36 $ 0 .22 $ 1 .34 $ 1 .56 ( $ 0 .23 ) ( $ 0 .64 ) ( $ 0 .87 ) $ 14 .05
2020 13 .48 0 .26 0 .48 0 .74 ( 0 .29 ) ( 0 .57 ) ( 0 .86 ) 13 .36
2019 13 .33 0 .33 0 .81 1 .14 ( 0 .31 ) ( 0 .68 ) ( 0 .99 ) 13 .48
2018 14 .07 0 .33 ( 0 .45 ) ( 0 .12 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 13 .33
2017 13 .31 0 .23 1 .03 1 .26 ( 0 .22 ) ( 0 .28 ) ( 0 .50 ) 14 .07
Class J shares
2021 13 .21 0 .25 1 .32 1 .57 ( 0 .26 ) ( 0 .64 ) ( 0 .90 ) 13 .88
2020 13 .34 0 .28 0 .47 0 .75 ( 0 .31 ) ( 0 .57 ) ( 0 .88 ) 13 .21
2019 13 .20 0 .35 0 .81 1 .16 ( 0 .34 ) ( 0 .68 ) ( 1 .02 ) 13 .34
2018 13 .95 0 .36 ( 0 .45 ) ( 0 .09 ) ( 0 .36 ) ( 0 .30 ) ( 0 .66 ) 13 .20
2017 13 .20 0 .26 1 .01 1 .27 ( 0 .24 ) ( 0 .28 ) ( 0 .52 ) 13 .95
Institutional shares
2021 13 .27 0 .27 1 .33 1 .60 ( 0 .28 ) ( 0 .64 ) ( 0 .92 ) 13 .95
2020 13 .40 0 .30 0 .47 0 .77 ( 0 .33 ) ( 0 .57 ) ( 0 .90 ) 13 .27
2019 13 .26 0 .38 0 .80 1 .18 ( 0 .36 ) ( 0 .68 ) ( 1 .04 ) 13 .40
2018 14 .01 0 .40 ( 0 .47 ) ( 0 .07 ) ( 0 .38 ) ( 0 .30 ) ( 0 .68 ) 13 .26
2017 13 .26 0 .29 1 .01 1 .30 ( 0 .27 ) ( 0 .28 ) ( 0 .55 ) 14 .01
R-1 shares
2021 13 .21 0 .15 1 .32 1 .47 ( 0 .16 ) ( 0 .64 ) ( 0 .80 ) 13 .88
2020 13 .34 0 .19 0 .47 0 .66 ( 0 .22 ) ( 0 .57 ) ( 0 .79 ) 13 .21
2019 13 .18 0 .28 0 .79 1 .07 ( 0 .23 ) ( 0 .68 ) ( 0 .91 ) 13 .34
2018 13 .92 0 .26 ( 0 .45 ) ( 0 .19 ) ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 13 .18
2017 13 .15 0 .17 1 .01 1 .18 ( 0 .13 ) ( 0 .28 ) ( 0 .41 ) 13 .92
R-3 shares
2021 13 .15 0 .20 1 .31 1 .51 ( 0 .21 ) ( 0 .64 ) ( 0 .85 ) 13 .81
2020 13 .28 0 .23 0 .46 0 .69 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 13 .15
2019 13 .12 0 .30 0 .82 1 .12 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 13 .28
2018 13 .87 0 .32 ( 0 .47 ) ( 0 .15 ) ( 0 .30 ) ( 0 .30 ) ( 0 .60 ) 13 .12
2017 13 .12 0 .21 1 .01 1 .22 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 13 .87
R-4 shares
2021 13 .19 0 .23 1 .31 1 .54 ( 0 .23 ) ( 0 .64 ) ( 0 .87 ) 13 .86
2020 13 .32 0 .26 0 .46 0 .72 ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 13 .19
2019 13 .17 0 .35 0 .79 1 .14 ( 0 .31 ) ( 0 .68 ) ( 0 .99 ) 13 .32
2018 13 .91 0 .34 ( 0 .46 ) ( 0 .12 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 13 .17
2017 13 .16 0 .24 1 .00 1 .24 ( 0 .21 ) ( 0 .28 ) ( 0 .49 ) 13 .91
R-5 shares
2021 13 .21 0 .24 1 .32 1 .56 ( 0 .24 ) ( 0 .64 ) ( 0 .88 ) 13 .89
2020 13 .33 0 .27 0 .47 0 .74 ( 0 .29 ) ( 0 .57 ) ( 0 .86 ) 13 .21
2019 13 .19 0 .35 0 .80 1 .15 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 13 .33
2018 13 .94 0 .35 ( 0 .46 ) ( 0 .11 ) ( 0 .34 ) ( 0 .30 ) ( 0 .64 ) 13 .19
2017 13 .19 0 .26 1 .00 1 .26 ( 0 .23 ) ( 0 .28 ) ( 0 .51 ) 13 .94

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .06% (b) $ 28,819 0 .38% (c) – % 1 .63% 25 .1%
5 .72 (b) 27,239 0 .38 (c) – 1 .98 31 .1
9 .43 (b) 27,312 0 .38 (c) – 2 .52 37 .4
( 0 .89 ) (b) 26,867 0 .38 (c) – 2 .40 21 .7
9 .78 (b) 33,206 0 .38 (c) – 1 .69 13 .0
12 .25 (b) 210,497 0 .19 (d) 0 .21 (e) 1 .82 25 .1
5 .91 (b) 206,711 0 .18 (d) 0 .21 (e) 2 .18 31 .1
9 .71 (b) 212,675 0 .19 (d) 0 .22 (e) 2 .72 37 .4
( 0 .72 ) (b) 215,753 0 .18 (d) 0 .21 (e) 2 .62 21 .7
9 .99 (b) 248,655 0 .17 (d) 0 .20 (e) 1 .91 13 .0
12 .44 426,691 0 .02 – 1 .99 25 .1
6 .06 409,464 0 .02 – 2 .33 31 .1
9 .86 414,444 0 .02 – 2 .94 37 .4
( 0 .55 ) 464,671 0 .01 – 2 .91 21 .7
10 .15 628,211 0 .00 – 2 .16 13 .0
11 .48 3,858 0 .89 – 1 .12 25 .1
5 .14 4,183 0 .89 – 1 .43 31 .1
8 .92 3,967 0 .89 – 2 .18 37 .4
( 1 .41 ) 4,818 0 .89 – 1 .93 21 .7
9 .22 6,335 0 .88 – 1 .27 13 .0
11 .81 20,070 0 .58 – 1 .51 25 .1
5 .48 25,428 0 .58 – 1 .79 31 .1
9 .35 26,022 0 .58 – 2 .36 37 .4
( 1 .16 ) 29,905 0 .58 – 2 .34 21 .7
9 .56 42,175 0 .57 – 1 .57 13 .0
12 .01 7,270 0 .39 – 1 .69 25 .1
5 .65 9,381 0 .39 – 2 .04 31 .1
9 .52 11,749 0 .39 – 2 .71 37 .4
( 0 .90 ) 16,391 0 .39 – 2 .51 21 .7
9 .77 22,920 0 .38 – 1 .78 13 .0
12 .21 20,052 0 .27 – 1 .77 25 .1
5 .82 24,198 0 .27 – 2 .12 31 .1
9 .59 27,348 0 .27 – 2 .76 37 .4
( 0 .83 ) 44,323 0 .27 – 2 .58 21 .7
9 .87 52,651 0 .26 – 1 .98 13 .0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
2021 $ 9 .66 $ 0 .20 $ 1 .26 $ 1 .46 ( $ 0 .20 ) ( $ 0 .35 ) ( $ 0 .55 ) $ 10 .57
2020 10 .26 0 .22 0 .37 0 .59 ( 0 .23 ) ( 0 .96 ) ( 1 .19 ) 9 .66
2019 10 .18 0 .29 0 .66 0 .95 ( 0 .28 ) ( 0 .59 ) ( 0 .87 ) 10 .26
2018 11 .02 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .29 ) ( 0 .50 ) ( 0 .79 ) 10 .18
2017 10 .17 0 .21 1 .00 1 .21 ( 0 .20 ) ( 0 .16 ) ( 0 .36 ) 11 .02
R-1 shares
2021 9 .35 0 .10 1 .23 1 .33 ( 0 .11 ) ( 0 .35 ) ( 0 .46 ) 10 .22
2020 9 .97 0 .14 0 .35 0 .49 ( 0 .15 ) ( 0 .96 ) ( 1 .11 ) 9 .35
2019 9 .90 0 .19 0 .65 0 .84 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 9 .97
2018 10 .72 0 .22 ( 0 .35 ) ( 0 .13 ) ( 0 .19 ) ( 0 .50 ) ( 0 .69 ) 9 .90
2017 9 .90 0 .12 0 .97 1 .09 ( 0 .11 ) ( 0 .16 ) ( 0 .27 ) 10 .72
R-3 shares
2021 9 .38 0 .14 1 .22 1 .36 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 10 .25
2020 10 .00 0 .16 0 .36 0 .52 ( 0 .18 ) ( 0 .96 ) ( 1 .14 ) 9 .38
2019 9 .93 0 .22 0 .66 0 .88 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 10 .00
2018 10 .76 0 .25 ( 0 .35 ) ( 0 .10 ) ( 0 .23 ) ( 0 .50 ) ( 0 .73 ) 9 .93
2017 9 .94 0 .15 0 .97 1 .12 ( 0 .14 ) ( 0 .16 ) ( 0 .30 ) 10 .76
R-4 shares
2021 9 .48 0 .16 1 .24 1 .40 ( 0 .16 ) ( 0 .35 ) ( 0 .51 ) 10 .37
2020 10 .10 0 .19 0 .35 0 .54 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .48
2019 10 .02 0 .25 0 .66 0 .91 ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 10 .10
2018 10 .84 0 .25 ( 0 .33 ) ( 0 .08 ) ( 0 .24 ) ( 0 .50 ) ( 0 .74 ) 10 .02
2017 10 .02 0 .17 0 .97 1 .14 ( 0 .16 ) ( 0 .16 ) ( 0 .32 ) 10 .84
R-5 shares
2021 9 .50 0 .17 1 .24 1 .41 ( 0 .17 ) ( 0 .35 ) ( 0 .52 ) 10 .39
2020 10 .11 0 .19 0 .36 0 .55 ( 0 .20 ) ( 0 .96 ) ( 1 .16 ) 9 .50
2019 10 .04 0 .26 0 .66 0 .92 ( 0 .26 ) ( 0 .59 ) ( 0 .85 ) 10 .11
2018 10 .87 0 .26 ( 0 .33 ) ( 0 .07 ) ( 0 .26 ) ( 0 .50 ) ( 0 .76 ) 10 .04
2017 10 .04 0 .18 0 .98 1 .16 ( 0 .17 ) ( 0 .16 ) ( 0 .33 ) 10 .87

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
15 .48% $ 304,277 0 .02% 1 .91% 28 .3%
6 .20 273,028 0 .02 2 .30 31 .2
10 .48 291,875 0 .02 2 .95 37 .5
( 0 .56 ) 362,525 0 .02 2 .94 23 .6
12 .29 477,915 0 .01 2 .03 19 .8
14 .62 (b) 2,611 0 .89 1 .06 28 .3
5 .21 3,288 0 .89 1 .49 31 .2
9 .44 3,645 0 .89 1 .99 37 .5
( 1 .35 ) 4,325 0 .89 2 .17 23 .6
11 .31 7,182 0 .89 1 .20 19 .8
14 .85 28,808 0 .58 1 .38 28 .3
5 .52 31,339 0 .58 1 .76 31 .2
9 .89 36,399 0 .58 2 .31 37 .5
( 1 .06 ) 48,512 0 .58 2 .41 23 .6
11 .59 65,145 0 .58 1 .47 19 .8
15 .11 12,547 0 .39 1 .58 28 .3
5 .69 14,286 0 .39 2 .03 31 .2
10 .11 18,317 0 .39 2 .54 37 .5
( 0 .85 ) 23,837 0 .39 2 .43 23 .6
11 .73 32,472 0 .39 1 .70 19 .8
15 .25 26,565 0 .27 1 .67 28 .3
5 .86 28,376 0 .27 2 .08 31 .2
10 .21 30,810 0 .27 2 .72 37 .5
( 0 .76 ) 48,571 0 .27 2 .54 23 .6
11 .96 55,793 0 .27 1 .75 19 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2021 $ 14 .07 $ 0 .23 $ 2 .30 $ 2 .53 ( $ 0 .23 ) ( $ 0 .57 ) ( $ 0 .80 ) $ 15 .80
2020 14 .43 0 .26 0 .52 0 .78 ( 0 .27 ) ( 0 .87 ) ( 1 .14 ) 14 .07
2019 13 .92 0 .31 1 .07 1 .38 ( 0 .30 ) ( 0 .57 ) ( 0 .87 ) 14 .43
2018 14 .81 0 .35 ( 0 .48 ) ( 0 .13 ) ( 0 .34 ) ( 0 .42 ) ( 0 .76 ) 13 .92
2017 13 .45 0 .22 1 .58 1 .80 ( 0 .21 ) ( 0 .23 ) ( 0 .44 ) 14 .81
Class J shares
2021 13 .89 0 .25 2 .28 2 .53 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 15 .59
2020 14 .26 0 .29 0 .50 0 .79 ( 0 .29 ) ( 0 .87 ) ( 1 .16 ) 13 .89
2019 13 .78 0 .34 1 .04 1 .38 ( 0 .33 ) ( 0 .57 ) ( 0 .90 ) 14 .26
2018 14 .66 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .37 ) ( 0 .42 ) ( 0 .79 ) 13 .78
2017 13 .32 0 .24 1 .56 1 .80 ( 0 .23 ) ( 0 .23 ) ( 0 .46 ) 14 .66
Institutional shares
2021 13 .99 0 .28 2 .28 2 .56 ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 15 .70
2020 14 .35 0 .31 0 .52 0 .83 ( 0 .32 ) ( 0 .87 ) ( 1 .19 ) 13 .99
2019 13 .86 0 .37 1 .04 1 .41 ( 0 .35 ) ( 0 .57 ) ( 0 .92 ) 14 .35
2018 14 .74 0 .42 ( 0 .49 ) ( 0 .07 ) ( 0 .39 ) ( 0 .42 ) ( 0 .81 ) 13 .86
2017 13 .40 0 .27 1 .56 1 .83 ( 0 .26 ) ( 0 .23 ) ( 0 .49 ) 14 .74
R-1 shares
2021 13 .86 0 .15 2 .27 2 .42 ( 0 .15 ) ( 0 .57 ) ( 0 .72 ) 15 .56
2020 14 .22 0 .19 0 .50 0 .69 ( 0 .18 ) ( 0 .87 ) ( 1 .05 ) 13 .86
2019 13 .71 0 .27 1 .02 1 .29 ( 0 .21 ) ( 0 .57 ) ( 0 .78 ) 14 .22
2018 14 .59 0 .28 ( 0 .48 ) ( 0 .20 ) ( 0 .26 ) ( 0 .42 ) ( 0 .68 ) 13 .71
2017 13 .26 0 .16 1 .54 1 .70 ( 0 .14 ) ( 0 .23 ) ( 0 .37 ) 14 .59
R-3 shares
2021 13 .82 0 .19 2 .25 2 .44 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 15 .49
2020 14 .18 0 .23 0 .51 0 .74 ( 0 .23 ) ( 0 .87 ) ( 1 .10 ) 13 .82
2019 13 .69 0 .29 1 .03 1 .32 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 14 .18
2018 14 .57 0 .34 ( 0 .49 ) ( 0 .15 ) ( 0 .31 ) ( 0 .42 ) ( 0 .73 ) 13 .69
2017 13 .24 0 .19 1 .55 1 .74 ( 0 .18 ) ( 0 .23 ) ( 0 .41 ) 14 .57
R-4 shares
2021 13 .86 0 .23 2 .26 2 .49 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 15 .55
2020 14 .22 0 .28 0 .49 0 .77 ( 0 .26 ) ( 0 .87 ) ( 1 .13 ) 13 .86
2019 13 .73 0 .35 1 .00 1 .35 ( 0 .29 ) ( 0 .57 ) ( 0 .86 ) 14 .22
2018 14 .60 0 .34 ( 0 .46 ) ( 0 .12 ) ( 0 .33 ) ( 0 .42 ) ( 0 .75 ) 13 .73
2017 13 .28 0 .23 1 .53 1 .76 ( 0 .21 ) ( 0 .23 ) ( 0 .44 ) 14 .60
R-5 shares
2021 13 .90 0 .24 2 .28 2 .52 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 15 .60
2020 14 .26 0 .28 0 .51 0 .79 ( 0 .28 ) ( 0 .87 ) ( 1 .15 ) 13 .90
2019 13 .77 0 .33 1 .04 1 .37 ( 0 .31 ) ( 0 .57 ) ( 0 .88 ) 14 .26
2018 14 .66 0 .37 ( 0 .49 ) ( 0 .12 ) ( 0 .35 ) ( 0 .42 ) ( 0 .77 ) 13 .77
2017 13 .32 0 .25 1 .54 1 .79 ( 0 .22 ) ( 0 .23 ) ( 0 .45 ) 14 .66

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
18 .52% (b) $ 112,642 0 .35% (c) – % 1 .50% 19 .6%
5 .58 (b) 100,919 0 .36 (c) – 1 .89 21 .7
10 .78 (b) 102,763 0 .38 (c) – 2 .27 34 .2
( 1 .00 ) (b) 100,709 0 .38 (c) – 2 .42 20 .4
13 .78 (b) 123,884 0 .37 (c) – 1 .55 14 .2
18 .69 (b) ,(d) 910,454 0 .18 (e) 0 .20 (f) 1 .68 19 .6
5 .86 (b) ,(d) 832,258 0 .16 (e) 0 .19 (f) 2 .12 21 .7
10 .94 (b) 880,475 0 .17 (e) 0 .20 (f) 2 .47 34 .2
( 0 .72 ) (b) 878,626 0 .17 (e) 0 .20 (f) 2 .59 20 .4
13 .99 (b) 966,158 0 .17 (e) 0 .20 (f) 1 .75 14 .2
18 .87 2,424,308 0 .01 – 1 .86 19 .6
5 .99 2,298,787 0 .01 – 2 .28 21 .7
11 .15 2,553,165 0 .01 – 2 .74 34 .2
( 0 .56 ) 2,869,014 0 .01 – 2 .91 20 .4
14 .10 3,661,569 0 .01 – 1 .97 14 .2
17 .81 (d) 15,645 0 .88 – 0 .98 19 .6
5 .09 (d) 17,992 0 .88 – 1 .42 21 .7
10 .22 20,527 0 .88 – 1 .97 34 .2
( 1 .50 ) 26,253 0 .88 – 1 .96 20 .4
13 .16 34,952 0 .88 – 1 .15 14 .2
18 .24 (d) 112,088 0 .57 – 1 .30 19 .6
5 .42 110,479 0 .57 – 1 .74 21 .7
10 .51 127,255 0 .57 – 2 .16 34 .2
( 1 .16 ) 151,279 0 .57 – 2 .38 20 .4
13 .51 214,250 0 .57 – 1 .41 14 .2
18 .44 48,132 0 .38 – 1 .50 19 .6
5 .57 47,227 0 .38 – 2 .09 21 .7
10 .74 73,232 0 .38 – 2 .57 34 .2
( 0 .93 ) 113,348 0 .38 – 2 .41 20 .4
13 .66 149,079 0 .38 – 1 .65 14 .2
18 .62 154,635 0 .26 – 1 .63 19 .6
5 .73 158,936 0 .26 – 2 .05 21 .7
10 .90 194,723 0 .26 – 2 .44 34 .2
( 0 .91 ) 237,085 0 .26 – 2 .61 20 .4
13 .86 275,166 0 .26 – 1 .83 14 .2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
2021 $ 11 .64 $ 0 .23 $ 2 .33 $ 2 .56 ( $ 0 .23 ) ( $ 0 .42 ) ( $ 0 .65 ) $ 13 .55
2020 11 .75 0 .24 0 .43 0 .67 ( 0 .25 ) ( 0 .53 ) ( 0 .78 ) 11 .64
2019 11 .18 0 .29 0 .92 1 .21 ( 0 .27 ) ( 0 .37 ) ( 0 .64 ) 11 .75
2018 11 .77 0 .32 ( 0 .36 ) ( 0 .04 ) ( 0 .31 ) ( 0 .24 ) ( 0 .55 ) 11 .18
2017 10 .51 0 .20 1 .44 1 .64 ( 0 .19 ) ( 0 .19 ) ( 0 .38 ) 11 .77
R-1 shares
2021 11 .31 0 .11 2 .27 2 .38 ( 0 .11 ) ( 0 .42 ) ( 0 .53 ) 13 .16
2020 11 .44 0 .16 0 .39 0 .55 ( 0 .15 ) ( 0 .53 ) ( 0 .68 ) 11 .31
2019 10 .89 0 .19 0 .90 1 .09 ( 0 .17 ) ( 0 .37 ) ( 0 .54 ) 11 .44
2018 11 .47 0 .24 ( 0 .37 ) ( 0 .13 ) ( 0 .21 ) ( 0 .24 ) ( 0 .45 ) 10 .89
2017 10 .26 0 .11 1 .39 1 .50 ( 0 .10 ) ( 0 .19 ) ( 0 .29 ) 11 .47
R-3 shares
2021 11 .35 0 .16 2 .27 2 .43 ( 0 .16 ) ( 0 .42 ) ( 0 .58 ) 13 .20
2020 11 .48 0 .19 0 .40 0 .59 ( 0 .19 ) ( 0 .53 ) ( 0 .72 ) 11 .35
2019 10 .94 0 .22 0 .90 1 .12 ( 0 .21 ) ( 0 .37 ) ( 0 .58 ) 11 .48
2018 11 .52 0 .26 ( 0 .36 ) ( 0 .10 ) ( 0 .24 ) ( 0 .24 ) ( 0 .48 ) 10 .94
2017 10 .30 0 .14 1 .40 1 .54 ( 0 .13 ) ( 0 .19 ) ( 0 .32 ) 11 .52
R-4 shares
2021 11 .49 0 .18 2 .30 2 .48 ( 0 .18 ) ( 0 .42 ) ( 0 .60 ) 13 .37
2020 11 .61 0 .22 0 .40 0 .62 ( 0 .21 ) ( 0 .53 ) ( 0 .74 ) 11 .49
2019 11 .05 0 .25 0 .91 1 .16 ( 0 .23 ) ( 0 .37 ) ( 0 .60 ) 11 .61
2018 11 .63 0 .27 ( 0 .35 ) ( 0 .08 ) ( 0 .26 ) ( 0 .24 ) ( 0 .50 ) 11 .05
2017 10 .39 0 .16 1 .42 1 .58 ( 0 .15 ) ( 0 .19 ) ( 0 .34 ) 11 .63
R-5 shares
2021 11 .54 0 .20 2 .30 2 .50 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 13 .42
2020 11 .66 0 .22 0 .41 0 .63 ( 0 .22 ) ( 0 .53 ) ( 0 .75 ) 11 .54
2019 11 .10 0 .26 0 .91 1 .17 ( 0 .24 ) ( 0 .37 ) ( 0 .61 ) 11 .66
2018 11 .68 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .28 ) ( 0 .24 ) ( 0 .52 ) 11 .10
2017 10 .44 0 .18 1 .42 1 .60 ( 0 .17 ) ( 0 .19 ) ( 0 .36 ) 11 .68

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
22 .55% $ 1,534,067 0 .01% 1 .76% 24 .0%
5 .93 1,225,564 0 .01 2 .16 33 .4
11 .81 1,155,367 0 .01 2 .60 34 .9
( 0 .49 ) 1,203,265 0 .01 2 .75 26 .0
16 .08 1,316,450 0 .01 1 .84 22 .0
21 .53 8,802 0 .88 0 .90 24 .0
4 .94 8,795 0 .88 1 .48 33 .4
10 .78 11,116 0 .88 1 .73 34 .9
( 1 .24 ) 11,721 0 .88 2 .08 26 .0
14 .99 15,858 0 .88 1 .02 22 .0
21 .95 132,449 0 .57 1 .23 24 .0
5 .29 123,574 0 .57 1 .69 33 .4
11 .07 134,168 0 .57 2 .04 34 .9
( 0 .96 ) 142,783 0 .57 2 .29 26 .0
15 .37 175,880 0 .57 1 .33 22 .0
22 .14 51,340 0 .38 1 .45 24 .0
5 .49 51,235 0 .38 1 .95 33 .4
11 .37 63,748 0 .38 2 .30 34 .9
( 0 .83 ) 77,410 0 .38 2 .31 26 .0
15 .67 91,191 0 .38 1 .49 22 .0
22 .20 123,237 0 .26 1 .54 24 .0
5 .59 109,815 0 .26 1 .97 33 .4
11 .49 118,440 0 .26 2 .31 34 .9
( 0 .66 ) 135,376 0 .26 2 .50 26 .0
15 .72 141,431 0 .26 1 .62 22 .0
(a) Calculated based on average shares outstanding during the period.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2021 $ 14 .76 $ 0 .22 $ 3 .45 $ 3 .67 ( $ 0 .22 ) ( $ 0 .72 ) ( $ 0 .94 ) $ 17 .49
2020 14 .85 0 .26 0 .54 0 .80 ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 14 .76
2019 14 .31 0 .29 1 .23 1 .52 ( 0 .27 ) ( 0 .71 ) ( 0 .98 ) 14 .85
2018 15 .24 0 .35 ( 0 .47 ) ( 0 .12 ) ( 0 .34 ) ( 0 .47 ) ( 0 .81 ) 14 .31
2017 13 .44 0 .18 2 .10 2 .28 ( 0 .19 ) ( 0 .29 ) ( 0 .48 ) 15 .24
Class J shares
2021 14 .67 0 .26 3 .43 3 .69 ( 0 .25 ) ( 0 .72 ) ( 0 .97 ) 17 .39
2020 14 .77 0 .29 0 .53 0 .82 ( 0 .29 ) ( 0 .63 ) ( 0 .92 ) 14 .67
2019 14 .24 0 .31 1 .23 1 .54 ( 0 .30 ) ( 0 .71 ) ( 1 .01 ) 14 .77
2018 15 .18 0 .37 ( 0 .47 ) ( 0 .10 ) ( 0 .37 ) ( 0 .47 ) ( 0 .84 ) 14 .24
2017 13 .38 0 .21 2 .09 2 .30 ( 0 .21 ) ( 0 .29 ) ( 0 .50 ) 15 .18
Institutional shares
2021 14 .73 0 .28 3 .45 3 .73 ( 0 .27 ) ( 0 .72 ) ( 0 .99 ) 17 .47
2020 14 .83 0 .31 0 .53 0 .84 ( 0 .31 ) ( 0 .63 ) ( 0 .94 ) 14 .73
2019 14 .29 0 .35 1 .22 1 .57 ( 0 .32 ) ( 0 .71 ) ( 1 .03 ) 14 .83
2018 15 .23 0 .43 ( 0 .50 ) ( 0 .07 ) ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 14 .29
2017 13 .43 0 .25 2 .08 2 .33 ( 0 .24 ) ( 0 .29 ) ( 0 .53 ) 15 .23
R-1 shares
2021 14 .58 0 .14 3 .40 3 .54 ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 17 .25
2020 14 .68 0 .18 0 .53 0 .71 ( 0 .18 ) ( 0 .63 ) ( 0 .81 ) 14 .58
2019 14 .12 0 .23 1 .22 1 .45 ( 0 .18 ) ( 0 .71 ) ( 0 .89 ) 14 .68
2018 15 .05 0 .28 ( 0 .48 ) ( 0 .20 ) ( 0 .26 ) ( 0 .47 ) ( 0 .73 ) 14 .12
2017 13 .28 0 .13 2 .05 2 .18 ( 0 .12 ) ( 0 .29 ) ( 0 .41 ) 15 .05
R-3 shares
2021 14 .63 0 .19 3 .42 3 .61 ( 0 .19 ) ( 0 .72 ) ( 0 .91 ) 17 .33
2020 14 .73 0 .23 0 .52 0 .75 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 14 .63
2019 14 .19 0 .27 1 .21 1 .48 ( 0 .23 ) ( 0 .71 ) ( 0 .94 ) 14 .73
2018 15 .12 0 .34 ( 0 .49 ) ( 0 .15 ) ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 14 .19
2017 13 .34 0 .17 2 .06 2 .23 ( 0 .16 ) ( 0 .29 ) ( 0 .45 ) 15 .12
R-4 shares
2021 15 .23 0 .24 3 .55 3 .79 ( 0 .21 ) ( 0 .72 ) ( 0 .93 ) 18 .09
2020 15 .28 0 .30 0 .53 0 .83 ( 0 .25 ) ( 0 .63 ) ( 0 .88 ) 15 .23
2019 14 .69 0 .34 1 .22 1 .56 ( 0 .26 ) ( 0 .71 ) ( 0 .97 ) 15 .28
2018 15 .62 0 .36 ( 0 .49 ) ( 0 .13 ) ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 14 .69
2017 13 .76 0 .21 2 .13 2 .34 ( 0 .19 ) ( 0 .29 ) ( 0 .48 ) 15 .62
R-5 shares
2021 14 .70 0 .25 3 .44 3 .69 ( 0 .24 ) ( 0 .72 ) ( 0 .96 ) 17 .43
2020 14 .79 0 .28 0 .53 0 .81 ( 0 .27 ) ( 0 .63 ) ( 0 .90 ) 14 .70
2019 14 .26 0 .31 1 .22 1 .53 ( 0 .29 ) ( 0 .71 ) ( 1 .00 ) 14 .79
2018 15 .19 0 .37 ( 0 .47 ) ( 0 .10 ) ( 0 .36 ) ( 0 .47 ) ( 0 .83 ) 14 .26
2017 13 .40 0 .23 2 .05 2 .28 ( 0 .20 ) ( 0 .29 ) ( 0 .49 ) 15 .19

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
25 .68% (b) $ 168,435 0 .36% (c) – % 1 .34% 24 .0%
5 .48 (b) 128,178 0 .38 (c) – 1 .78 33 .4
11 .81 (b) 125,814 0 .38 (c) – 2 .04 23 .0
( 0 .94 ) (b) 115,998 0 .38 (c) – 2 .35 23 .8
17 .45 (b) 139,849 0 .38 (c) – 1 .31 20 .9
26 .00 (b) 1,388,404 0 .18 (d) 0 .20 (e) 1 .56 24 .0
5 .64 (b) 1,169,328 0 .17 (d) 0 .20 (e) 2 .02 33 .4
12 .06 (b) 1,197,486 0 .18 (d) 0 .21 (e) 2 .24 23 .0
( 0 .80 ) (b) 1,146,825 0 .17 (d) 0 .20 (e) 2 .48 23 .8
17 .74 (b) 1,217,752 0 .18 (d) 0 .21 (e) 1 .53 20 .9
26 .21 4,530,236 0 .01 – 1 .71 24 .0
5 .79 3,592,487 0 .01 – 2 .16 33 .4
12 .31 3,620,578 0 .01 – 2 .47 23 .0
( 0 .65 ) 3,625,771 0 .01 – 2 .86 23 .8
17 .89 4,468,390 0 .01 – 1 .76 20 .9
25 .06 (f) 21,472 0 .88 – 0 .88 24 .0
4 .92 21,726 0 .88 – 1 .27 33 .4
11 .34 22,286 0 .88 – 1 .65 23 .0
( 1 .49 ) 24,982 0 .88 – 1 .90 23 .8
16 .83 33,711 0 .88 – 0 .91 20 .9
25 .46 176,532 0 .57 – 1 .14 24 .0
5 .22 141,979 0 .57 – 1 .60 33 .4
11 .62 153,293 0 .57 – 1 .92 23 .0
( 1 .17 ) 163,571 0 .57 – 2 .27 23 .8
17 .18 218,611 0 .57 – 1 .21 20 .9
25 .68 73,168 0 .38 – 1 .38 24 .0
5 .50 65,940 0 .38 – 2 .01 33 .4
11 .78 89,004 0 .38 – 2 .37 23 .0
( 0 .97 ) 129,933 0 .38 – 2 .34 23 .8
17 .47 171,835 0 .38 – 1 .43 20 .9
25 .88 242,659 0 .26 – 1 .49 24 .0
5 .60 212,626 0 .26 – 1 .96 33 .4
11 .94 245,044 0 .26 – 2 .21 23 .0
( 0 .85 ) 268,734 0 .26 – 2 .49 23 .8
17 .53 297,179 0 .26 – 1 .64 20 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
2021 $ 12 .34 $ 0 .24 $ 3 .24 $ 3 .48 ( $ 0 .23 ) ( $ 0 .49 ) ( $ 0 .72 ) $ 15 .10
2020 12 .49 0 .24 0 .50 0 .74 ( 0 .26 ) ( 0 .63 ) ( 0 .89 ) 12 .34
2019 11 .97 0 .28 1 .06 1 .34 ( 0 .27 ) ( 0 .55 ) ( 0 .82 ) 12 .49
2018 12 .62 0 .31 ( 0 .29 ) 0 .02 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 11 .97
2017 11 .03 0 .20 1 .85 2 .05 ( 0 .17 ) ( 0 .29 ) ( 0 .46 ) 12 .62
R-1 shares
2021 12 .04 0 .12 3 .16 3 .28 ( 0 .12 ) ( 0 .49 ) ( 0 .61 ) 14 .71
2020 12 .20 0 .16 0 .46 0 .62 ( 0 .15 ) ( 0 .63 ) ( 0 .78 ) 12 .04
2019 11 .70 0 .18 1 .03 1 .21 ( 0 .16 ) ( 0 .55 ) ( 0 .71 ) 12 .20
2018 12 .35 0 .20 ( 0 .28 ) ( 0 .08 ) ( 0 .18 ) ( 0 .39 ) ( 0 .57 ) 11 .70
2017 10 .80 0 .10 1 .82 1 .92 ( 0 .08 ) ( 0 .29 ) ( 0 .37 ) 12 .35
R-3 shares
2021 12 .09 0 .15 3 .19 3 .34 ( 0 .16 ) ( 0 .49 ) ( 0 .65 ) 14 .78
2020 12 .26 0 .18 0 .47 0 .65 ( 0 .19 ) ( 0 .63 ) ( 0 .82 ) 12 .09
2019 11 .76 0 .21 1 .04 1 .25 ( 0 .20 ) ( 0 .55 ) ( 0 .75 ) 12 .26
2018 12 .40 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .39 ) ( 0 .61 ) 11 .76
2017 10 .85 0 .13 1 .82 1 .95 ( 0 .11 ) ( 0 .29 ) ( 0 .40 ) 12 .40
R-4 shares
2021 12 .21 0 .19 3 .20 3 .39 ( 0 .18 ) ( 0 .49 ) ( 0 .67 ) 14 .93
2020 12 .37 0 .22 0 .46 0 .68 ( 0 .21 ) ( 0 .63 ) ( 0 .84 ) 12 .21
2019 11 .85 0 .25 1 .04 1 .29 ( 0 .22 ) ( 0 .55 ) ( 0 .77 ) 12 .37
2018 12 .49 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 11 .85
2017 10 .92 0 .15 1 .84 1 .99 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 12 .49
R-5 shares
2021 12 .26 0 .21 3 .21 3 .42 ( 0 .20 ) ( 0 .49 ) ( 0 .69 ) 14 .99
2020 12 .41 0 .23 0 .47 0 .70 ( 0 .22 ) ( 0 .63 ) ( 0 .85 ) 12 .26
2019 11 .90 0 .25 1 .05 1 .30 ( 0 .24 ) ( 0 .55 ) ( 0 .79 ) 12 .41
2018 12 .54 0 .26 ( 0 .26 ) – ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 11 .90
2017 10 .97 0 .16 1 .84 2 .00 ( 0 .14 ) ( 0 .29 ) ( 0 .43 ) 12 .54

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
28 .95% $ 1,468,727 0 .01% 1 .66% 19 .5%
6 .02 1,043,617 0 .01 2 .04 37 .1
12 .43 955,390 0 .01 2 .35 25 .9
0 .04 942,246 0 .01 2 .44 20 .2
19 .29 1,014,681 0 .01 1 .68 30 .6
27 .85 8,129 0 .88 0 .84 19 .5
5 .11 7,462 0 .88 1 .36 37 .1
11 .38 8,566 0 .89 1 .59 25 .9
( 0 .80 ) 10,567 0 .88 1 .62 20 .2
18 .35 12,731 0 .88 0 .89 30 .6
28 .31 110,352 0 .57 1 .11 19 .5
5 .38 85,507 0 .57 1 .56 37 .1
11 .74 87,799 0 .58 1 .83 25 .9
( 0 .42 ) 93,396 0 .57 1 .98 20 .2
18 .58 115,904 0 .57 1 .16 30 .6
28 .48 44,010 0 .38 1 .37 19 .5
5 .58 38,878 0 .38 1 .86 37 .1
12 .05 45,491 0 .39 2 .10 25 .9
( 0 .30 ) 57,637 0 .38 2 .04 20 .2
18 .88 72,336 0 .38 1 .28 30 .6
28 .61 113,877 0 .26 1 .45 19 .5
5 .76 92,452 0 .26 1 .92 37 .1
12 .11 99,730 0 .27 2 .09 25 .9
( 0 .12 ) 111,791 0 .26 2 .12 20 .2
18 .91 108,479 0 .26 1 .40 30 .6
(a) Calculated based on average shares outstanding during the period.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2021 $ 15 .20 $ 0 .22 $ 4 .35 $ 4 .57 ( $ 0 .23 ) ( $ 0 .73 ) ( $ 0 .96 ) $ 18 .81
2020 15 .43 0 .24 0 .60 0 .84 ( 0 .26 ) ( 0 .81 ) ( 1 .07 ) 15 .20
2019 14 .99 0 .27 1 .34 1 .61 ( 0 .26 ) ( 0 .91 ) ( 1 .17 ) 15 .43
2018 15 .89 0 .31 ( 0 .32 ) ( 0 .01 ) ( 0 .30 ) ( 0 .59 ) ( 0 .89 ) 14 .99
2017 13 .86 0 .18 2 .48 2 .66 ( 0 .17 ) ( 0 .46 ) ( 0 .63 ) 15 .89
Class J shares
2021 15 .39 0 .26 4 .41 4 .67 ( 0 .26 ) ( 0 .73 ) ( 0 .99 ) 19 .07
2020 15 .61 0 .28 0 .59 0 .87 ( 0 .28 ) ( 0 .81 ) ( 1 .09 ) 15 .39
2019 15 .15 0 .30 1 .36 1 .66 ( 0 .29 ) ( 0 .91 ) ( 1 .20 ) 15 .61
2018 16 .06 0 .34 ( 0 .33 ) 0 .01 ( 0 .33 ) ( 0 .59 ) ( 0 .92 ) 15 .15
2017 13 .99 0 .21 2 .51 2 .72 ( 0 .19 ) ( 0 .46 ) ( 0 .65 ) 16 .06
Institutional shares
2021 15 .55 0 .29 4 .46 4 .75 ( 0 .28 ) ( 0 .73 ) ( 1 .01 ) 19 .29
2020 15 .77 0 .30 0 .60 0 .90 ( 0 .31 ) ( 0 .81 ) ( 1 .12 ) 15 .55
2019 15 .29 0 .34 1 .37 1 .71 ( 0 .32 ) ( 0 .91 ) ( 1 .23 ) 15 .77
2018 16 .20 0 .41 ( 0 .37 ) 0 .04 ( 0 .36 ) ( 0 .59 ) ( 0 .95 ) 15 .29
2017 14 .10 0 .24 2 .53 2 .77 ( 0 .21 ) ( 0 .46 ) ( 0 .67 ) 16 .20
R-1 shares
2021 15 .34 0 .14 4 .39 4 .53 ( 0 .15 ) ( 0 .73 ) ( 0 .88 ) 18 .99
2020 15 .55 0 .17 0 .59 0 .76 ( 0 .16 ) ( 0 .81 ) ( 0 .97 ) 15 .34
2019 15 .08 0 .21 1 .35 1 .56 ( 0 .18 ) ( 0 .91 ) ( 1 .09 ) 15 .55
2018 15 .98 0 .24 ( 0 .33 ) ( 0 .09 ) ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 15 .08
2017 13 .92 0 .12 2 .49 2 .61 ( 0 .09 ) ( 0 .46 ) ( 0 .55 ) 15 .98
R-3 shares
2021 15 .29 0 .18 4 .39 4 .57 ( 0 .20 ) ( 0 .73 ) ( 0 .93 ) 18 .93
2020 15 .52 0 .22 0 .58 0 .80 ( 0 .22 ) ( 0 .81 ) ( 1 .03 ) 15 .29
2019 15 .06 0 .25 1 .35 1 .60 ( 0 .23 ) ( 0 .91 ) ( 1 .14 ) 15 .52
2018 15 .96 0 .31 ( 0 .35 ) ( 0 .04 ) ( 0 .27 ) ( 0 .59 ) ( 0 .86 ) 15 .06
2017 13 .90 0 .16 2 .50 2 .66 ( 0 .14 ) ( 0 .46 ) ( 0 .60 ) 15 .96
R-4 shares
2021 15 .34 0 .23 4 .38 4 .61 ( 0 .22 ) ( 0 .73 ) ( 0 .95 ) 19 .00
2020 15 .56 0 .29 0 .55 0 .84 ( 0 .25 ) ( 0 .81 ) ( 1 .06 ) 15 .34
2019 15 .10 0 .31 1 .32 1 .63 ( 0 .26 ) ( 0 .91 ) ( 1 .17 ) 15 .56
2018 15 .99 0 .32 ( 0 .33 ) ( 0 .01 ) ( 0 .29 ) ( 0 .59 ) ( 0 .88 ) 15 .10
2017 13 .94 0 .19 2 .48 2 .67 ( 0 .16 ) ( 0 .46 ) ( 0 .62 ) 15 .99
R-5 shares
2021 15 .45 0 .25 4 .42 4 .67 ( 0 .24 ) ( 0 .73 ) ( 0 .97 ) 19 .15
2020 15 .67 0 .27 0 .59 0 .86 ( 0 .27 ) ( 0 .81 ) ( 1 .08 ) 15 .45
2019 15 .20 0 .29 1 .37 1 .66 ( 0 .28 ) ( 0 .91 ) ( 1 .19 ) 15 .67
2018 16 .10 0 .34 ( 0 .33 ) 0 .01 ( 0 .32 ) ( 0 .59 ) ( 0 .91 ) 15 .20
2017 14 .02 0 .23 2 .48 2 .71 ( 0 .17 ) ( 0 .46 ) ( 0 .63 ) 16 .10

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
31 .00% (b) $ 126,454 0 .38% (c) – % 1 .24% 20 .0%
5 .49 (b) 97,825 0 .38 (c) – 1 .65 32 .8
12 .24 (b) 94,659 0 .38 (c) – 1 .84 14 .6
( 0 .16 ) (b) 87,497 0 .38 (c) – 1 .96 16 .0
19 .88 (b) 99,913 0 .38 (c) – 1 .20 26 .6
31 .30 (b) 948,713 0 .18 (d) 0 .21 (e) 1 .44 20 .0
5 .67 (b) 753,868 0 .18 (d) 0 .21 (e) 1 .86 32 .8
12 .47 (b) 752,041 0 .20 (d) 0 .23 (e) 2 .01 14 .6
( 0 .03 ) (b) 700,995 0 .19 (d) 0 .22 (e) 2 .14 16 .0
20 .15 (b) 732,742 0 .19 (d) 0 .22 (e) 1 .39 26 .6
31 .56 3,429,237 0 .01 – 1 .61 20 .0
5 .79 2,615,276 0 .01 – 2 .02 32 .8
12 .72 2,569,620 0 .01 – 2 .25 14 .6
0 .13 2,529,716 0 .01 – 2 .53 16 .0
20 .45 3,129,453 0 .01 – 1 .64 26 .6
30 .38 16,062 0 .88 – 0 .81 20 .0
4 .90 15,714 0 .88 – 1 .11 32 .8
11 .68 17,042 0 .88 – 1 .45 14 .6
( 0 .71 ) 19,314 0 .88 – 1 .50 16 .0
19 .37 22,891 0 .88 – 0 .82 26 .6
30 .81 129,032 0 .57 – 1 .02 20 .0
5 .22 97,748 0 .57 – 1 .46 32 .8
12 .01 99,952 0 .57 – 1 .72 14 .6
( 0 .37 ) 106,971 0 .57 – 1 .95 16 .0
19 .78 144,641 0 .57 – 1 .10 26 .6
31 .00 53,623 0 .38 – 1 .31 20 .0
5 .45 48,722 0 .38 – 1 .94 32 .8
12 .24 68,656 0 .38 – 2 .13 14 .6
( 0 .15 ) 90,529 0 .38 – 2 .01 16 .0
19 .89 119,680 0 .38 – 1 .32 26 .6
31 .19 187,926 0 .26 – 1 .39 20 .0
5 .56 159,934 0 .26 – 1 .80 32 .8
12 .40 173,689 0 .26 – 1 .98 14 .6
( 0 .07 ) 183,317 0 .26 – 2 .16 16 .0
20 .08 202,032 0 .26 – 1 .54 26 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
2021 $ 12 .95 $ 0 .23 $ 4 .05 $ 4 .28 ( $ 0 .24 ) ( $ 0 .43 ) ( $ 0 .67 ) $ 16 .56
2020 13 .12 0 .24 0 .48 0 .72 ( 0 .25 ) ( 0 .64 ) ( 0 .89 ) 12 .95
2019 12 .51 0 .27 1 .17 1 .44 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 13 .12
2018 13 .06 0 .30 ( 0 .27 ) 0 .03 ( 0 .28 ) ( 0 .30 ) ( 0 .58 ) 12 .51
2017 11 .25 0 .19 2 .12 2 .31 ( 0 .17 ) ( 0 .33 ) ( 0 .50 ) 13 .06
R-1 shares
2021 12 .49 0 .11 3 .88 3 .99 ( 0 .12 ) ( 0 .43 ) ( 0 .55 ) 15 .93
2020 12 .67 0 .15 0 .44 0 .59 ( 0 .13 ) ( 0 .64 ) ( 0 .77 ) 12 .49
2019 12 .09 0 .17 1 .13 1 .30 ( 0 .15 ) ( 0 .57 ) ( 0 .72 ) 12 .67
2018 12 .65 0 .18 ( 0 .26 ) ( 0 .08 ) ( 0 .18 ) ( 0 .30 ) ( 0 .48 ) 12 .09
2017 10 .91 0 .08 2 .07 2 .15 ( 0 .08 ) ( 0 .33 ) ( 0 .41 ) 12 .65
R-3 shares
2021 12 .57 0 .14 3 .91 4 .05 ( 0 .16 ) ( 0 .43 ) ( 0 .59 ) 16 .03
2020 12 .76 0 .18 0 .45 0 .63 ( 0 .18 ) ( 0 .64 ) ( 0 .82 ) 12 .57
2019 12 .18 0 .20 1 .14 1 .34 ( 0 .19 ) ( 0 .57 ) ( 0 .76 ) 12 .76
2018 12 .73 0 .24 ( 0 .27 ) ( 0 .03 ) ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 12 .18
2017 10 .99 0 .12 2 .06 2 .18 ( 0 .11 ) ( 0 .33 ) ( 0 .44 ) 12 .73
R-4 shares
2021 12 .71 0 .19 3 .95 4 .14 ( 0 .19 ) ( 0 .43 ) ( 0 .62 ) 16 .23
2020 12 .89 0 .21 0 .45 0 .66 ( 0 .20 ) ( 0 .64 ) ( 0 .84 ) 12 .71
2019 12 .29 0 .23 1 .14 1 .37 ( 0 .20 ) ( 0 .57 ) ( 0 .77 ) 12 .89
2018 12 .84 0 .25 ( 0 .27 ) ( 0 .02 ) ( 0 .23 ) ( 0 .30 ) ( 0 .53 ) 12 .29
2017 11 .07 0 .13 2 .10 2 .23 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 12 .84
R-5 shares
2021 12 .74 0 .19 3 .96 4 .15 ( 0 .20 ) ( 0 .43 ) ( 0 .63 ) 16 .26
2020 12 .92 0 .22 0 .46 0 .68 ( 0 .22 ) ( 0 .64 ) ( 0 .86 ) 12 .74
2019 12 .33 0 .23 1 .16 1 .39 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 12 .92
2018 12 .88 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 12 .33
2017 11 .09 0 .15 2 .10 2 .25 ( 0 .13 ) ( 0 .33 ) ( 0 .46 ) 12 .88

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
33 .82% $ 1,139,261 0 .01% 1 .50% 19 .2%
5 .57 780,234 0 .01 1 .90 32 .5
12 .75 705,002 0 .01 2 .16 19 .2
0 .17 668,913 0 .01 2 .30 20 .9
21 .24 704,027 0 .02 1 .55 33 .7
32 .61 5,074 0 .88 0 .76 19 .2
4 .68 4,536 0 .89 1 .24 32 .5
11 .81 5,738 0 .89 1 .41 19 .2
( 0 .74 ) 6,365 0 .89 1 .44 20 .9
20 .24 7,279 0 .89 0 .72 33 .7
32 .97 88,634 0 .57 0 .93 19 .2
5 .00 66,042 0 .58 1 .45 32 .5
12 .13 67,732 0 .58 1 .64 19 .2
( 0 .33 ) 68,394 0 .58 1 .87 20 .9
20 .47 81,183 0 .58 0 .99 33 .7
33 .30 30,290 0 .38 1 .23 19 .2
5 .19 27,141 0 .39 1 .72 32 .5
12 .38 30,975 0 .39 1 .91 19 .2
( 0 .22 ) 35,889 0 .39 1 .97 20 .9
20 .79 48,122 0 .39 1 .07 33 .7
33 .37 91,388 0 .26 1 .28 19 .2
5 .30 71,201 0 .27 1 .80 32 .5
12 .46 74,697 0 .27 1 .88 19 .2
( 0 .06 ) 76,402 0 .27 1 .96 20 .9
20 .99 71,697 0 .27 1 .24 33 .7
(a) Calculated based on average shares outstanding during the period.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2021 $ 15 .63 $ 0 .21 $ 5 .06 $ 5 .27 ( $ 0 .22 ) ( $ 0 .62 ) ( $ 0 .84 ) $ 20 .06
2020 15 .89 0 .24 0 .56 0 .80 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 15 .63
2019 15 .28 0 .27 1 .42 1 .69 ( 0 .24 ) ( 0 .84 ) ( 1 .08 ) 15 .89
2018 16 .03 0 .31 ( 0 .31 ) – ( 0 .29 ) ( 0 .46 ) ( 0 .75 ) 15 .28
2017 13 .78 0 .15 2 .70 2 .85 ( 0 .15 ) ( 0 .45 ) ( 0 .60 ) 16 .03
Class J shares
2021 15 .06 0 .23 4 .88 5 .11 ( 0 .25 ) ( 0 .62 ) ( 0 .87 ) 19 .30
2020 15 .35 0 .25 0 .54 0 .79 ( 0 .26 ) ( 0 .82 ) ( 1 .08 ) 15 .06
2019 14 .81 0 .27 1 .38 1 .65 ( 0 .27 ) ( 0 .84 ) ( 1 .11 ) 15 .35
2018 15 .56 0 .31 ( 0 .28 ) 0 .03 ( 0 .32 ) ( 0 .46 ) ( 0 .78 ) 14 .81
2017 13 .38 0 .17 2 .62 2 .79 ( 0 .16 ) ( 0 .45 ) ( 0 .61 ) 15 .56
Institutional shares
2021 15 .57 0 .28 5 .04 5 .32 ( 0 .28 ) ( 0 .62 ) ( 0 .90 ) 19 .99
2020 15 .84 0 .29 0 .55 0 .84 ( 0 .29 ) ( 0 .82 ) ( 1 .11 ) 15 .57
2019 15 .24 0 .31 1 .43 1 .74 ( 0 .30 ) ( 0 .84 ) ( 1 .14 ) 15 .84
2018 15 .99 0 .39 ( 0 .33 ) 0 .06 ( 0 .35 ) ( 0 .46 ) ( 0 .81 ) 15 .24
2017 13 .74 0 .22 2 .68 2 .90 ( 0 .20 ) ( 0 .45 ) ( 0 .65 ) 15 .99
R-1 shares
2021 15 .35 0 .12 4 .97 5 .09 ( 0 .15 ) ( 0 .62 ) ( 0 .77 ) 19 .67
2020 15 .61 0 .15 0 .54 0 .69 ( 0 .13 ) ( 0 .82 ) ( 0 .95 ) 15 .35
2019 15 .01 0 .22 1 .38 1 .60 ( 0 .16 ) ( 0 .84 ) ( 1 .00 ) 15 .61
2018 15 .75 0 .22 ( 0 .30 ) ( 0 .08 ) ( 0 .20 ) ( 0 .46 ) ( 0 .66 ) 15 .01
2017 13 .55 0 .09 2 .65 2 .74 ( 0 .09 ) ( 0 .45 ) ( 0 .54 ) 15 .75
R-3 shares
2021 15 .33 0 .16 4 .97 5 .13 ( 0 .20 ) ( 0 .62 ) ( 0 .82 ) 19 .64
2020 15 .60 0 .20 0 .56 0 .76 ( 0 .21 ) ( 0 .82 ) ( 1 .03 ) 15 .33
2019 15 .02 0 .23 1 .41 1 .64 ( 0 .22 ) ( 0 .84 ) ( 1 .06 ) 15 .60
2018 15 .77 0 .29 ( 0 .32 ) ( 0 .03 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 15 .02
2017 13 .56 0 .14 2 .65 2 .79 ( 0 .13 ) ( 0 .45 ) ( 0 .58 ) 15 .77
R-4 shares
2021 15 .44 0 .21 5 .00 5 .21 ( 0 .22 ) ( 0 .62 ) ( 0 .84 ) 19 .81
2020 15 .71 0 .27 0 .52 0 .79 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 15 .44
2019 15 .12 0 .27 1 .40 1 .67 ( 0 .24 ) ( 0 .84 ) ( 1 .08 ) 15 .71
2018 15 .86 0 .30 ( 0 .30 ) – ( 0 .28 ) ( 0 .46 ) ( 0 .74 ) 15 .12
2017 13 .64 0 .17 2 .65 2 .82 ( 0 .15 ) ( 0 .45 ) ( 0 .60 ) 15 .86
R-5 shares
2021 15 .49 0 .23 5 .02 5 .25 ( 0 .24 ) ( 0 .62 ) ( 0 .86 ) 19 .88
2020 15 .76 0 .25 0 .55 0 .80 ( 0 .25 ) ( 0 .82 ) ( 1 .07 ) 15 .49
2019 15 .17 0 .28 1 .41 1 .69 ( 0 .26 ) ( 0 .84 ) ( 1 .10 ) 15 .76
2018 15 .92 0 .31 ( 0 .29 ) 0 .02 ( 0 .31 ) ( 0 .46 ) ( 0 .77 ) 15 .17
2017 13 .67 0 .20 2 .65 2 .85 ( 0 .15 ) ( 0 .45 ) ( 0 .60 ) 15 .92

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
34 .64% (b) $ 105,294 0 .38% (c) – % 1 .11% 21 .0%
5 .06 (b) 77,925 0 .38 (c) – 1 .56 26 .9
12 .47 (b) 76,784 0 .38 (c) – 1 .77 17 .3
( 0 .15 ) (b) 73,509 0 .38 (c) – 1 .91 16 .9
21 .47 (b) 82,816 0 .38 (c) – 1 .04 29 .6
34 .90 (b) 312,540 0 .21 (d) 0 .24 (e) 1 .29 21 .0
5 .18 (b) 237,515 0 .22 (d) 0 .25 (e) 1 .74 26 .9
12 .60 (b) 238,083 0 .24 (d) 0 .27 (e) 1 .84 17 .3
0 .01 (b) 220,530 0 .23 (d) 0 .26 (e) 2 .00 16 .9
21 .65 (b) 230,498 0 .24 (d) 0 .27 (e) 1 .23 29 .6
35 .15 2,422,742 0 .01 – 1 .49 21 .0
5 .37 1,754,692 0 .01 – 1 .91 26 .9
12 .92 1,693,422 0 .01 – 2 .10 17 .3
0 .20 1,623,713 0 .01 – 2 .42 16 .9
21 .96 1,943,020 0 .01 – 1 .50 29 .6
33 .91 (f) 13,259 0 .88 – 0 .64 21 .0
4 .50 (f) 10,957 0 .88 – 1 .01 26 .9
11 .93 12,804 0 .88 – 1 .52 17 .3
( 0 .65 ) 13,369 0 .88 – 1 .41 16 .9
20 .87 15,806 0 .88 – 0 .66 29 .6
34 .33 94,767 0 .57 – 0 .87 21 .0
4 .87 68,182 0 .57 – 1 .35 26 .9
12 .24 67,825 0 .57 – 1 .57 17 .3
( 0 .33 ) 69,167 0 .57 – 1 .83 16 .9
21 .30 84,500 0 .57 – 0 .96 29 .6
34 .66 44,900 0 .38 – 1 .15 21 .0
5 .03 36,458 0 .38 – 1 .78 26 .9
12 .44 45,136 0 .38 – 1 .84 17 .3
( 0 .12 ) 48,573 0 .38 – 1 .88 16 .9
21 .46 64,566 0 .38 – 1 .20 29 .6
34 .84 128,805 0 .26 – 1 .27 21 .0
5 .12 104,577 0 .26 – 1 .66 26 .9
12 .60 103,868 0 .26 – 1 .88 17 .3
( 0 .04 ) 114,158 0 .26 – 1 .91 16 .9
21 .67 105,711 0 .26 – 1 .40 29 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
2021 $ 13 .87 $ 0 .23 $ 4 .71 $ 4 .94 ( $ 0 .25 ) ( $ 0 .36 ) ( $ 0 .61 ) $ 18 .20
2020 14 .00 0 .24 0 .47 0 .71 ( 0 .25 ) ( 0 .59 ) ( 0 .84 ) 13 .87
2019 13 .22 0 .26 1 .29 1 .55 ( 0 .26 ) ( 0 .51 ) ( 0 .77 ) 14 .00
2018 13 .66 0 .30 ( 0 .26 ) 0 .04 ( 0 .29 ) ( 0 .19 ) ( 0 .48 ) 13 .22
2017 11 .59 0 .18 2 .35 2 .53 ( 0 .17 ) ( 0 .29 ) ( 0 .46 ) 13 .66
R-1 shares
2021 13 .32 0 .11 4 .49 4 .60 ( 0 .13 ) ( 0 .36 ) ( 0 .49 ) 17 .43
2020 13 .47 0 .13 0 .43 0 .56 ( 0 .12 ) ( 0 .59 ) ( 0 .71 ) 13 .32
2019 12 .73 0 .16 1 .24 1 .40 ( 0 .15 ) ( 0 .51 ) ( 0 .66 ) 13 .47
2018 13 .17 0 .18 ( 0 .25 ) ( 0 .07 ) ( 0 .18 ) ( 0 .19 ) ( 0 .37 ) 12 .73
2017 11 .21 0 .06 2 .27 2 .33 ( 0 .08 ) ( 0 .29 ) ( 0 .37 ) 13 .17
R-3 shares
2021 13 .45 0 .13 4 .56 4 .69 ( 0 .18 ) ( 0 .36 ) ( 0 .54 ) 17 .60
2020 13 .60 0 .17 0 .45 0 .62 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .45
2019 12 .86 0 .19 1 .25 1 .44 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 13 .60
2018 13 .31 0 .23 ( 0 .26 ) ( 0 .03 ) ( 0 .23 ) ( 0 .19 ) ( 0 .42 ) 12 .86
2017 11 .32 0 .10 2 .29 2 .39 ( 0 .11 ) ( 0 .29 ) ( 0 .40 ) 13 .31
R-4 shares
2021 13 .61 0 .19 4 .59 4 .78 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 17 .83
2020 13 .75 0 .21 0 .44 0 .65 ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 13 .61
2019 12 .98 0 .22 1 .27 1 .49 ( 0 .21 ) ( 0 .51 ) ( 0 .72 ) 13 .75
2018 13 .42 0 .25 ( 0 .25 ) – ( 0 .25 ) ( 0 .19 ) ( 0 .44 ) 12 .98
2017 11 .40 0 .12 2 .32 2 .44 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 13 .42
R-5 shares
2021 13 .66 0 .20 4 .63 4 .83 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 17 .91
2020 13 .80 0 .21 0 .46 0 .67 ( 0 .22 ) ( 0 .59 ) ( 0 .81 ) 13 .66
2019 13 .05 0 .23 1 .26 1 .49 ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 13 .80
2018 13 .49 0 .24 ( 0 .23 ) 0 .01 ( 0 .26 ) ( 0 .19 ) ( 0 .45 ) 13 .05
2017 11 .45 0 .14 2 .32 2 .46 ( 0 .13 ) ( 0 .29 ) ( 0 .42 ) 13 .49

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
36 .38% $ 658,064 0 .01% 1 .37% 18 .9%
5 .07 421,577 0 .02 1 .81 28 .0
12 .89 375,813 0 .02 1 .97 15 .5
0 .18 314,540 0 .02 2 .17 19 .6
22 .54 301,677 0 .03 1 .41 39 .4
35 .19 3,341 0 .89 0 .66 18 .9
4 .12 2,642 0 .89 1 .04 28 .0
11 .96 3,121 0 .89 1 .25 15 .5
( 0 .65 ) 3,289 0 .89 1 .32 19 .6
21 .41 3,387 0 .89 (b) 0 .50 39 .4
35 .53 48,174 0 .58 0 .81 18 .9
4 .53 32,687 0 .58 1 .34 28 .0
12 .24 31,793 0 .58 1 .50 15 .5
( 0 .36 ) 29,942 0 .58 1 .71 19 .6
21 .81 31,997 0 .58 (b) 0 .81 39 .4
35 .84 16,969 0 .39 1 .13 18 .9
4 .69 14,221 0 .39 1 .63 28 .0
12 .53 14,729 0 .39 1 .73 15 .5
( 0 .16 ) 16,262 0 .39 1 .86 19 .6
22 .07 20,884 0 .39 (b) 0 .98 39 .4
36 .08 50,443 0 .27 1 .19 18 .9
4 .81 38,859 0 .27 1 .62 28 .0
12 .56 34,838 0 .27 1 .76 15 .5
( 0 .02 ) 33,762 0 .27 1 .71 19 .6
22 .20 24,125 0 .27 (b) 1 .13 39 .4
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2060 FUND
Class J shares
2021 $ 14.47 $ 0.17 $ 5.04 $ 5.21 ( $ 0.21) ( $ 0.34) ( $ 0.55) $ 19.13
2020 14.61 0.21 0.47 0.68 (0.22) (0.60) (0.82) 14.47
2019 13.68 0.22 1.36 1.58 (0.22) (0.43) (0.65) 14.61
2018 14.05 0.25 (0.27) (0.02) (0.26) ( 0 .09) (0.35) 13.68
2017 11.86 0.11 2.46 2.57 (0.13) (0.25) (0.38) 14.05
Institutional shares
2021 14.60 0.24 5.08 5.32 (0.26) (0.34) (0.60) 19.32
2020 14.72 0.25 0.49 0.74 (0.26) (0.60) (0.86) 14.60
2019 13.79 0.26 1.37 1.63 (0.27) (0.43) (0.70) 14.72
2018 14.14 0.31 (0.27) 0.04 (0.30) (0.09) (0.39) 13.79
2017 11.93 0.16 2.47 2.63 (0.17) (0.25) (0.42) 14.14
R-1 shares
2021 14.19 0.11 4.91 5.02 (0.15) (0.34) (0.49) 18.72
2020 14.32 0.14 0.45 0.59 (0.12) (0.60) (0.72) 14.19
2019 13.43 0.15 1.33 1.48 (0.16) (0.43) (0.59) 14.32
2018 13.79 0.18 (0.26) (0.08) (0.19) (0.09) (0.28) 13.43
2017 11.67 0.05 2.41 2.46 (0.09) (0.25) (0.34) 13.79
R-3 shares
2021 14.38 0.13 5.01 5.14 (0.18) (0.34) (0.52) 19.00
2020 14.52 0.17 0.48 0.65 (0.19) (0.60) (0.79) 14.38
2019 13.61 0.19 1.35 1.54 (0.20) (0.43) (0.63) 14.52
2018 13.98 0.24 (0.28) (0.04) (0.24) (0.09) (0.33) 13.61
2017 11.82 0.09 2.44 2.53 (0.12) (0.25) (0.37) 13.98
R-4 shares
2021 14.44 0.18 5.01 5.19 (0.21) (0.34) (0.55) 19.08
2020 14.57 0.24 0.44 0.68 (0.21) (0.60) (0.81) 14.44
2019 13.64 0.24 1.34 1.58 (0.22) (0.43) (0.65) 14.57
2018 14.01 0.25 (0.27) (0.02) (0.26) (0.09) (0.35) 13.64
2017 11.83 0.12 2.45 2.57 (0.14) (0.25) (0.39) 14.01
R-5 shares
2021 14.48 0.20 5.02 5.22 (0.22) (0.34) (0.56) 19.14
2020 14.61 0.20 0.50 0.70 (0.23) (0.60) (0.83) 14.48
2019 13.69 0.24 1.35 1.59 (0.24) (0.43) (0.67) 14.61
2018 14.05 0.24 (0.24) – (0.27) (0.09) (0.36) 13.69
2017 11.86 0.15 2.43 2.58 (0.14) (0.25) (0.39) 14.05

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
36.62% (b) $ 18,803 0.38% (c) 0.43% (d) 0.94% 18.3%
4.61 (b) 11,740 0.38 (c) 0.58 (d) 1.49 22.9
12.54 (b) 10,924 0.38 (c) 0.64 (d) 1.58 12.6
(0.24) (b) 8,891 0.38 (c) 0.57 (d) 1.76 24.0
22.22 (b) 8,481 0.38 (c) – 0.87 34.2
37.12 629,044 0.02 – 1.32 18.3
5.02 385,276 0.02 – 1.75 22.9
12.88 319,472 0.03 (e) – 1.87 12.6
0.19 244,280 0.03 (e) – 2.16 24.0
22.63 215,561 0.04 (e) – 1.25 34.2
35.95 2,430 0.89 – 0.65 18.3
4.08 1,935 0.89 – 1.02 22.9
11.91 2,165 0.89 – 1.13 12.6
(0.67) 1,651 0.89 (e) – 1.27 24.0
21.59 1,705 0.89 (e) – 0.41 34.2
36.38 22,111 0.58 – 0.75 18.3
4.45 14,091 0.58 – 1.23 22.9
12.27 12,016 0.58 – 1.40 12.6
(0.38) 10,034 0.58 (e) – 1.65 24.0
21.88 9,160 0.58 (e) – 0.69 34.2
36.55 7,736 0.39 – 1.05 18.3
4.67 5,851 0.39 – 1.72 22.9
12.53 6,603 0.39 – 1.72 12.6
(0.25) 6,285 0.39 (e) – 1.77 24.0
22.23 7,153 0.39 (e) – 0.95 34.2
36.74 30,796 0.27 – 1.13 18.3
4.76 20,854 0.27 – 1.46 22.9
12.62 16,867 0.27 – 1.73 12.6
(0.07) 14,963 0.27 (e) – 1.66 24.0
22.33 10,987 0.27 (e) – 1.14 34.2
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME 2065 FUND
Institutional shares
2021 $ 11 .33 $ 0 .15 $ 4 .03 $ 4 .18 ( $ 0 .19 ) ( $ 0 .13 ) ( $ 0 .32 ) $ 15 .19
2020 11 .19 0 .14 0 .44 0 .58 ( 0 .19 ) ( 0 .25 ) ( 0 .44 ) 11 .33
2019 10 .25 0 .17 1 .08 1 .25 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .19
2018 10 .45 0 .02 ( 0 .02 ) – ( 0 .20 ) – ( 0 .20 ) 10 .25
2017(c) 10 .00 – 0 .45 0 .45 – – – 10 .45
R-1 shares
2021 11 .17 ( 0 .01 ) 4 .01 4 .00 ( 0 .12 ) ( 0 .13 ) ( 0 .25 ) 14 .92
2020 11 .05 0 .29 0 .19 0 .48 ( 0 .11 ) ( 0 .25 ) ( 0 .36 ) 11 .17
2019 10 .16 0 .10 1 .06 1 .16 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 11 .05
2018 10 .43 ( 0 .04 ) ( 0 .03 ) ( 0 .07 ) ( 0 .20 ) – ( 0 .20 ) 10 .16
2017(c) 10 .00 ( 0 .01 ) 0 .44 0 .43 – – – 10 .43
R-3 shares
2021 11 .21 0 .07 4 .00 4 .07 ( 0 .11 ) ( 0 .13 ) ( 0 .24 ) 15 .04
2020 11 .10 0 .11 0 .40 0 .51 ( 0 .15 ) ( 0 .25 ) ( 0 .40 ) 11 .21
2019 10 .20 0 .13 1 .05 1 .18 ( 0 .16 ) ( 0 .12 ) ( 0 .28 ) 11 .10
2018 10 .44 ( 0 .02 ) ( 0 .02 ) ( 0 .04 ) ( 0 .20 ) – ( 0 .20 ) 10 .20
2017(c) 10 .00 – 0 .44 0 .44 – – – 10 .44
R-4 shares
2021 11 .25 0 .13 3 .97 4 .10 ( 0 .16 ) ( 0 .13 ) ( 0 .29 ) 15 .06
2020 11 .13 0 .17 0 .36 0 .53 ( 0 .16 ) ( 0 .25 ) ( 0 .41 ) 11 .25
2019 10 .22 0 .15 1 .06 1 .21 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 11 .13
2018 10 .44 0 .01 ( 0 .03 ) ( 0 .02 ) ( 0 .20 ) – ( 0 .20 ) 10 .22
2017(c) 10 .00 – 0 .44 0 .44 – – – 10 .44
R-5 shares
2021 11 .27 0 .14 3 .99 4 .13 ( 0 .17 ) ( 0 .13 ) ( 0 .30 ) 15 .10
2020 11 .16 0 .06 0 .48 0 .54 ( 0 .18 ) ( 0 .25 ) ( 0 .43 ) 11 .27
2019 10 .24 0 .14 1 .09 1 .23 ( 0 .19 ) ( 0 .12 ) ( 0 .31 ) 11 .16
2018 10 .44 0 .01 ( 0 .01 ) – ( 0 .20 ) – ( 0 .20 ) 10 .24
2017(c) 10 .00 – 0 .44 0 .44 – – – 10 .44

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
37 .37% $ 73,568 0 .08% (b) 1 .04% 22 .5%
5 .15 26,561 0 .08 (b) 1 .28 55 .1
12 .82 11,938 0 .10 (b) 1 .57 51 .6
( 0 .08 ) 7,146 0 .10 (b) 0 .23 195 .7
4 .50 (d) 10 0 .10 (b) ,(e) 0 .24 (e) 0 .0 (e)
36 .21 176 0 .91 (b) ( 0 .10 ) 22 .5
4 .34 58 0 .93 (b) 2 .64 55 .1
11 .93 136 0 .93 (b) 0 .93 51 .6
( 0 .76 ) 109 0 .93 (b) ( 0 .36 ) 195 .7
4 .30 (d) 10 0 .93 (b) ,(e) ( 0 .59 ) (e) 0 .0 (e)
36 .70 4,115 0 .60 (b) 0 .49 22 .5
4 .55 1,590 0 .62 (b) 1 .00 55 .1
12 .19 2,256 0 .62 (b) 1 .29 51 .6
( 0 .46 ) 1,565 0 .62 (b) ( 0 .23 ) 195 .7
4 .40 (d) 10 0 .62 (b) ,(e) ( 0 .28 ) (e) 0 .0 (e)
36 .90 1,234 0 .41 (b) 0 .91 22 .5
4 .73 505 0 .43 (b) 1 .55 55 .1
12 .48 427 0 .43 (b) 1 .39 51 .6
( 0 .27 ) 339 0 .43 (b) 0 .14 195 .7
4 .40 (d) 10 0 .43 (b) ,(e) ( 0 .09 ) (e) 0 .0 (e)
37 .09 3,917 0 .29 (b) 0 .98 22 .5
4 .81 1,898 0 .31 (b) 0 .52 55 .1
12 .60 711 0 .31 (b) 1 .37 51 .6
( 0 .08 ) 469 0 .31 (b) 0 .07 195 .7
4 .40 (d) 10 0 .31 (b) ,(e) 0 .03 (e) 0 .0 (e)
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Period from September 6, 2017, date operations commenced, through October 31, 2017.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2015 FUND
Class J shares
2021 $ 11.75 $ 0.39 $ 1.34 $ 1.73 ( $ 0.48) ( $ 0.09) ( $ 0.57) $ 12.91
2020 11.39 0.21 0.48 0.69 (0.26) (0.07) (0.33) 11.75
2019 10.63 0.18 0.80 0.98 (0.14) (0.08) (0.22) 11.39
2018(e) 10.79 0.03 (0.19) (0.16) – – – 10.63
Institutional shares
2021 11.80 0.48 1.27 1.75 (0.50) (0.09) (0.59) 12.96
2020 11.42 0.28 0.45 0.73 (0.28) (0.07) (0.35) 11.80
2019 10.65 0.26 0.74 1.00 (0.15) (0.08) (0.23) 11.42
2018 10.96 0.26 (0.31) (0.05) (0.22) (0.04) (0.26) 10.65
2017 10.06 0.16 0.94 1.10 (0.17) (0.03) (0.20) 10.96
R-6 shares
2021 11.82 0.50 1.26 1.76 (0.51) (0.09) (0.60) 12.98
2020 11.44 0.27 0.46 0.73 (0.28) (0.07) (0.35) 11.82
2019 10.66 0.14 0.87 1.01 (0.15) (0.08) (0.23) 11.44
2018 10.98 0.11 (0.17) (0.06) (0.22) (0.04) (0.26) 10.66
2017 10.06 0.06 1.06 1.12 (0.17) (0.03) (0.20) 10.98

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
15.07% (b) $ 55,458 0.23% (c) 0.25% (d) 3.10% 20.6%
6.21 (b) 29,710 0.28 (c) 0.31 (d) 1.84 32.4
9.44 (b) 19,129 0.30 (c) 0.44 (d) 1.67 31.5
(1.48) (b),(f) 7,117 0.30 (c),(g) 1.32 (d),(g) 0.42 (g) 40.9
15.21 22,888 0.05 (h) – 3.85 20 .6
6.54 19,501 0.05 (h) – 2.46 32.4
9.63 22,269 0.05 (h) – 2.41 31.5
(0.56) 29,429 0.05 (h) – 2.34 40.9
11 .12 31,809 0.05 (h) – 1.50 49.3
15.21 58,859 0.02 (h) – 3.98 20.6
6.55 56,576 0.02 (h) – 2.34 32.4
9.73 61,079 0.02 (h) – 1.32 31.5
(0.65) 14,245 0.02 (h) – 1.04 40.9
11.32 1,925 0.02 (h) – 0.60 49.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2020 FUND
Class J shares
2021 $ 11.92 $ 0.37 $ 1.76 $ 2.13 ( $ 0.47) ( $ 0.11) ( $ 0.58) $ 13.47
2020 11.54 0.20 0.53 0.73 (0.26) (0.09) (0.35) 11.92
2019 10.85 0.16 0.87 1.03 (0.18) (0.16) (0.34) 11.54
2018(e) 11.04 0.02 (0.21) (0.19) – – – 10.85
Institutional shares
2021 11.97 0.45 1.71 2.16 (0.48) (0.11) (0.59) 13.54
2020 11.59 0.33 0.41 0.74 (0.27) (0.09) (0.36) 11.97
2019 10.88 0.26 0.79 1.05 (0.18) (0.16) (0.34) 11.59
2018 11.21 0.28 (0.33) (0.05) (0.23) (0.05) (0.28) 10.88
2017 10.11 0.16 1.15 1.31 (0.18) (0.03) (0.21) 11.21
R-6 shares
2021 11.97 0.49 1.68 2.17 (0.49) (0.11) (0.60) 13.54
2020 11.59 0.26 0.49 0.75 (0.28) (0.09) (0.37) 11.97
2019 10.88 0.12 0.94 1.06 (0.19) (0.16) (0.35) 11.59
2018 11.22 0.10 ( 0 .15) (0.05) (0.24) (0.05) (0.29) 10.88
2017 10.11 0.05 1.27 1.32 (0.18) (0.03) (0.21) 11.22

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
18.31% (b) $ 184,994 0.19% (c) 0.21% (d) 2.87% 16.2%
6.38 (b) 87,239 0.20 (c) 0.23 (d) 1.71 26.7
9.89 (b) 44,553 0.28 (c) 0.31 (d) 1.42 21.4
(1.72) (b),(f) 12,536 0.30 (c),(g) 1.07 (d),(g) 0.27 (g) 33.7
18.50 58,554 0.05 (h) – 3.44 16.2
6.50 49,188 0.05 (h) – 2.83 26.7
10.11 81,108 0.05 (h) – 2.34 21.4
(0.50) 94,427 0.05 (h) – 2.45 33.7
13.24 113,534 0.05 (h) – 1.49 20.6
18.54 233,947 0.02 (h) – 3.78 16.2
6.53 212,655 0.02 (h) – 2.28 26.7
10.16 205,364 0.02 (h) – 1.04 21.4
(0.57) 35,759 0.02 (h) – 0.94 33.7
13.34 7,123 0.02 (h) – 0.46 20.6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2025 FUND
Class J shares
2021 $ 12.20 $ 0.37 $ 2.25 $ 2.62 ( $ 0.46) ( $ 0.09) ( $ 0.55) $ 14.27
2020 11.84 0.20 0.55 0.75 (0.26) (0.13) (0.39) 12.20
2019 11.10 0.16 0.92 1.08 (0.19) (0.15) (0.34) 11.84
2018(e) 11.33 0.01 (0.24) (0.23) – – – 11.10
Institutional shares
2021 12.24 0.45 2.20 2.65 (0.47) (0.09) (0.56) 14.33
2020 11.88 0.28 0.48 0.76 (0.27) (0.13) (0.40) 12.24
2019 11.12 0.25 0.86 1.11 (0.20) (0.15) (0.35) 11.88
2018 11.44 0.26 (0.31) (0.05) (0.24) (0.03) (0.27) 11.12
2017 10.12 0.12 1.40 1.52 (0.18) (0.02) (0.20) 11.44
R-6 shares
2021 12.25 0.47 2.19 2.66 (0.48) (0.09) (0.57) 14.34
2020 11.89 0.25 0.51 0.76 (0.27) (0.13) (0.40) 12.25
2019 11.13 0.13 0.98 1.11 (0.20) (0.15) (0.35) 11.89
2018 11.45 0.13 (0.18) (0.05) (0.24) (0.03) (0.27) 11.13
2017 10.13 0.04 1.48 1.52 (0.18) (0.02) (0.20) 11.45

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
21.94% (b) $ 207,361 0.19% (c) 0.21% (d) 2.69% 14.2%
6.36 (b) 95,483 0.20 (c) 0.23 (d) 1.70 18.6
10.24 (b) 48,991 0.28 (c) 0.31 (d) 1.42 22.5
(2.03) (b),(f) 13,840 0.30 (c),(g) 0.84 (d),(g) 0.09 (g) 23.3
22.14 75,042 0.05 (h) – 3.27 14.2
6.46 58,524 0.05 (h) – 2.38 18.6
10.48 63,839 0.05 (h) – 2.17 22.5
(0.53) 75,318 0.05 (h) – 2.25 23.3
15.19 77,660 0.05 (h) – 1.10 18.3
22.16 206,615 0.02 (h) – 3.42 14.2
6.49 161,907 0.02 (h) – 2.11 18.6
10.52 129,870 0.02 (h) – 1.13 22.5
(0.53) 35,044 0.02 (h) – 1.13 23.3
15.17 11,946 0.02 (h) – 0.33 18.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2030 FUND
Class J shares
2021 $ 12.32 $ 0.37 $ 2.67 $ 3.04 ( $ 0.45) ( $ 0.13) ( $ 0.58) $ 14.78
2020 11.99 0.19 0.57 0.76 (0.25) (0.18) (0.43) 12.32
2019 11.25 0.14 0.99 1.13 (0.21) (0.18) (0.39) 11.99
2018(e) 11.53 – (0.28) (0.28) – – – 11.25
Institutional shares
2021 12.38 0.41 2.66 3.07 (0.46) (0.13) (0.59) 14.86
2020 12.04 0.35 0.44 0.79 (0.27) (0.18) (0.45) 12.38
2019 11.27 0.24 0.92 1.16 (0.21) (0.18) (0.39) 12.04
2018 11.62 0.27 (0.33) (0.06) (0.24) (0.05) (0.29) 11.27
2017 10.16 0.15 1.54 1.69 (0.19) (0.04) (0.23) 11.62
R-6 shares
2021 12.37 0.45 2.63 3.08 (0.46) (0.13) (0.59) 14.86
2020 12.03 0.26 0.53 0.79 (0.27) (0.18) (0.45) 12.37
2019 11.27 0.13 1.03 1.16 (0.22) (0.18) (0.40) 12.03
2018 11.62 0.09 ( 0 .15) (0.06) (0.24) (0.05) (0.29) 11.27
2017 10.16 0.03 1.66 1.69 (0.19) (0.04) (0.23) 11.62

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
25.23% (b) $ 177,896 0.20% (c) 0.22% (d) 2.61% 14.9%
6.42 (b) 78,987 0.22 (c) 0.25 (d) 1.60 26.7
10.56 (b) 40,498 0.30 (c) 0.37 (d) 1.25 16.3
(2.43) (b),(f) 11,583 0.30 (c),(g) 1.09 (d),(g) (0.04) (g) 25.9
25.38 92,984 0.05 (h) – 2.93 14.9
6.64 60,462 0.05 (h) – 2.92 26.7
10.88 93,111 0.05 (h) – 2.14 16.3
(0.56) 93,545 0.05 (h) – 2.31 25.9
16.98 105,598 0.05 (h) – 1.38 20.5
25.52 261,855 0.02 (h) – 3.23 14.9
6.67 194,059 0.02 (h) – 2.15 26.7
10.83 161,196 0.02 (h) – 1.15 16.3
(0.55) 53,746 0.02 (h) – 0.79 25.9
16.98 11,772 0.02 (h) – 0.24 20.5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2035 FUND
Class J shares
2021 $ 12.56 $ 0.33 $ 3.14 $ 3.47 ( $ 0.42) ( $ 0.11) ( $ 0.53) $ 15.50
2020 12.28 0.18 0.55 0.73 (0.26) (0.19) (0.45) 12.56
2019 11.49 0.14 1.07 1.21 (0.21) (0.21) (0.42) 12.28
2018(e) 11.78 – (0.29) (0.29) – – – 11.49
Institutional shares
2021 12.62 0.40 3.12 3.52 (0.44) (0.11) (0.55) 15.59
2020 12.33 0.28 0.47 0.75 (0.27) (0.19) (0.46) 12.62
2019 11.51 0.22 1.02 1.24 (0.21) (0.21) (0.42) 12.33
2018 11.83 0.27 (0.32) (0.05) (0.23) (0.04) (0.27) 11.51
2017 10.18 0.12 1.74 1.86 (0.18) (0.03) (0.21) 11.83
R-6 shares
2021 12.64 0.42 3.10 3.52 (0.44) (0.11) (0.55) 15.61
2020 12.35 0.25 0.51 0.76 (0.28) (0.19) (0.47) 12.64
2019 11.53 0.14 1.10 1.24 (0.21) (0.21) (0.42) 12.35
2018 11.84 0.14 (0.18) (0.04) (0.23) (0.04) (0.27) 11.53
2017 10.18 0.02 1.85 1.87 (0.18) (0.03) (0.21) 11.84

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
28.22% (b) $ 143,236 0.21% (c) 0.24% (d) 2.22% 10.6%
5.94 (b) 60,829 0.24 (c) 0.27 (d) 1.51 14.3
11.12 (b) 29,770 0.30 (c) 0.40 (d) 1.16 17.4
(2.46) (b),(f) 8,266 0.30 (c),(g) 1.65 (d),(g) 0.00 (g) 13.7
28.46 79,002 0.05 (h) – 2.75 10.6
6.15 54,018 0.05 (h) – 2.31 14.3
11.42 54,756 0.05 (h) – 1.90 17.4
(0.45) 54,606 0.05 (h) – 2.22 13.7
18 .52 56,993 0.05 (h) – 1.05 21.7
28.45 180,539 0.02 (h) – 2.84 10.6
6.17 124,836 0.02 (h) – 2.05 14.3
11.45 94,420 0.02 (h) – 1.17 17.4
(0.36) 33,325 0.02 (h) – 1.12 13.7
18.62 12,166 0.02 (h) – 0.17 21.7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2040 FUND
Class J shares
2021 $ 12.58 $ 0.30 $ 3.48 $ 3.78 ( $ 0.38) ( $ 0.14) ( $ 0.52) $ 15.84
2020 12.34 0.19 0.51 0.70 (0.25) (0.21) (0.46) 12.58
2019 11.59 0.11 1.10 1.21 (0.21) (0.25) (0.46) 12.34
2018(e) 11.91 – (0.32) (0.32) – – – 11.59
Institutional shares
2021 12.64 0.36 3.47 3.83 (0.40) (0.14) (0.54) 15.93
2020 12.40 0.34 0.38 0.72 (0.27) (0.21) (0.48) 12.64
2019 11.62 0.23 1.02 1.25 (0.22) (0.25) (0.47) 12.40
2018 11.94 0.27 (0.31) (0.04) (0.23) (0.05) (0.28) 11.62
2017 10.20 0.14 1.84 1.98 (0.18) (0.06) (0.24) 11.94
R-6 shares
2021 12.66 0.38 3.46 3.84 (0.40) (0.14) (0.54) 15.96
2020 12.41 0.25 0.48 0.73 (0.27) (0.21) (0.48) 12.66
2019 11.63 0.12 1.13 1.25 (0.22) (0.25) (0.47) 12.41
2018 11.96 0.15 (0.20) (0.05) (0.23) (0.05) (0.28) 11.63
2017 10.20 0.02 1.98 2.00 (0.18) (0.06) (0.24) 11.96

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
30.64% (b) $ 115,496 0.22% (c) 0.24% (d) 1.98% 12.9%
5.74 (b) 49,746 0.26 (c) 0.29 (d) 1.60 22.5
11.18 (b) 26,552 0.30 (c) 0.42 (d) 0.94 14.9
(2.69) (b),(f) 6,882 0.30 (c),(g) 1.71 (d),(g) (0.03) (g) 15.1
30.90 68,006 0.05 (h) – 2.42 12 .9
5.86 44,657 0.05 (h) – 2.75 22.5
11.49 65,024 0.05 (h) – 1.96 14.9
(0.38) 65,042 0.05 (h) – 2.18 15.1
19.80 66,565 0.05 (h) – 1.22 21.0
30.97 194,948 0.02 (h) – 2.56 12.9
5.97 137,469 0.02 (h) – 2.08 22.5
11.52 112,973 0.02 (h) – 1.04 14.9
(0.46) 36,294 0.02 (h) – 1.19 15.1
19.99 15,856 0.02 (h) – 0.15 21.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2045 FUND
Class J shares
2021 $ 12.71 $ 0.28 $ 3.83 $ 4.11 ( $ 0.35) ( $ 0.12) ( $ 0.47) $ 16.35
2020 12.46 0.18 0.52 0.70 (0.25) (0.20) (0.45) 12.71
2019 11.72 0.10 1.12 1.22 (0.21) (0.27) (0.48) 12.46
2018(e) 12.05 (0.01) (0.32) (0.33) – – – 11.72
Institutional shares
2021 12.77 0.34 3.82 4.16 (0.37) (0.12) (0.49) 16.44
2020 12.51 0.28 0.45 0.73 (0.27) (0.20) (0.47) 12.77
2019 11.74 0.21 1.05 1.26 (0.22) (0.27) (0.49) 12.51
2018 12.05 0.25 (0.29) (0.04) (0.23) (0.04) (0.27) 11.74
2017 10.18 0.10 1.98 2.08 (0.18) (0.03) (0.21) 12 .05
R-6 shares
2021 12.79 0.35 3.81 4.16 (0.37) (0.12) (0.49) 16.46
2020 12.53 0.24 0.49 0.73 ( 0 .27) (0.20) (0.47) 12.79
2019 11.75 0.11 1.16 1.27 (0.22) (0.27) (0.49) 12.53
2018 12.06 0.12 (0.16) (0.04) (0.23) (0.04) (0.27) 11.75
2017 10.18 0.01 2.08 2.09 (0.18) (0.03) (0.21) 12.06

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
32.92% (b) $ 70,004 0.26% (c) 0.28% (d) 1.81% 13.5%
5.58 (b) 30,151 0.30 (c) 0.35 (d) 1.46 14.5
11.20 (b) 14,776 0.30 (c) 0.60 (d) 0.84 17.7
(2.74) (b),(f) 3,288 0.30 (c),(g) 3.08 (d),(g) (0.10) (g) 12.0
33.20 55,809 0.05 (h) – 2.22 13.5
5.80 36,546 0.05 (h) – 2.30 14.5
11.53 38,651 0 .05 (h) – 1.80 17.7
(0.39) 37,700 0.05 (h) – 2.07 12.0
20.74 37,570 0.05 (h) – 0.89 19.8
33.18 122,476 0.02 (h) – 2.30 13.5
5.81 82,272 0.02 (h) – 1.95 14.5
11.62 59,532 0.02 (h) – 0.94 17.7
(0.39) 17,071 0.02 (h) – 0.99 12.0
20.84 5,895 0.02 (h) – 0.11 19.8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2050 FUND
Class J shares
2021 $ 12.73 $ 0.26 $ 4.02 $ 4.28 ( $ 0.32) ( $ 0.14) ( $ 0.46) $ 16.55
2020 12.56 0.17 0.51 0.68 (0.25) (0.26) (0.51) 12.73
2019 11.79 0.11 1.12 1.23 (0.22) (0.24) (0.46) 12.56
2018(e) 12.12 (0.01) (0.32) (0.33) – – – 11.79
Institutional shares
2021 12.77 0.32 4.02 4.34 (0.34) (0.14) (0.48) 16.63
2020 12.59 0.36 0.34 0.70 (0.26) (0.26) (0.52) 12.77
2019 11.79 0.22 1.05 1.27 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.24 (0.28) (0.04) (0.23) (0.06) (0.29) 11.79
2017 10.21 0.13 2.04 2.17 (0.19) (0.07) (0.26) 12 .12
R-6 shares
2021 12.78 0.32 4.01 4.33 (0.34) (0.14) (0.48) 16.63
2020 12.59 0.23 0.49 0.72 ( 0 .27) (0.26) (0.53) 12.78
2019 11.80 0.11 1.15 1.26 (0.23) (0.24) (0.47) 12.59
2018 12.12 0.10 (0.13) (0.03) (0.23) (0.06) (0.29) 11.80
2017 10.21 0.01 2.16 2.17 (0.19) (0.07) (0.26) 12.12

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
34.17% (b) $ 57,162 0.28% (c) 0.30% (d) 1.65% 12.1%
5.36 (b) 25,905 0.30 (c) 0.40 (d) 1.39 26.5
11.25 (b) 12,754 0.30 (c) 0.69 (d) 0.95 12.6
(2.72) (b),(f) 3,239 0.30 (c),(g) 3.46 (d),(g) (0.12) (g) 12.1
34.60 43,480 0.05 (h) – 2.04 12.1
5.58 28,345 0.05 (h) – 2.87 26.5
11.60 44,432 0 .05 (h) – 1.88 12.6
(0.38) 38,809 0.05 (h) – 1.95 12.1
21.60 35,207 0.05 (h) – 1.17 18.3
34.53 105,040 0.02 (h) – 2.08 12.1
5.68 64,444 0.02 (h) – 1.91 26.5
11.52 45,364 0.02 (h) – 0.95 12.6
(0.30) 13,369 0.02 (h) – 0.81 12.1
21.60 3,207 0.02 (h) – 0.12 18.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2055 FUND
Class J shares
2021 $ 12.86 $ 0.21 $ 4.28 $ 4.49 ( $ 0.30) ( $ 0.13) ( $ 0.43) $ 16.92
2020 12.67 0.17 0.45 0.62 (0.25) (0.18) (0.43) 12.86
2019 11.91 0.09 1.16 1.25 (0.23) (0.26) (0.49) 12.67
2018(e) 12.27 (0.01) (0.35) (0.36) – – – 11.91
Institutional shares
2021 12.92 0.28 4.27 4.55 (0.33) (0.13) (0.46) 17.01
2020 12.71 0.29 0.37 0.66 (0.27) (0.18) (0.45) 12.92
2019 11.93 0.20 1.08 1.28 (0.24) (0.26) (0.50) 12.71
2018 12.23 0.24 (0.27) (0.03) (0.23) (0.04) (0.27) 11.93
2017 10.22 0.09 2.12 2.21 (0.18) (0.02) (0.20) 12.23
R-6 shares
2021 12.94 0.30 4.26 4.56 (0.33) (0.13) (0.46) 17.04
2020 12.72 0.22 0.45 0.67 (0.27) (0.18) (0.45) 12.94
2019 11.94 0.09 1.19 1.28 (0.24) (0.26) (0.50) 12.72
2018 12.24 0.09 (0.12) (0.03) (0.23) (0.04) (0.27) 11.94
2017 10.23 0.02 2.19 2.21 (0.18) (0.02) (0.20) 12.24

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
35.47% (b) $ 24,427 0.30% (c) 0.44% (d) 1.30% 9.1%
4.91 (b) 9,235 0.30 (c) 0.73 (d) 1.34 14.2
11.29 (b) 4,097 0.30 (c) 1.63 (d) 0.74 22.3
(2.93) (b),(f) 1,178 0.30 (c),(g) 10.17 (d),(g) (0.12) (g) 13.8
35.76 25,049 0.05 (h) – 1.74 9.1
5.19 13,916 0.05 (h) – 2.30 14.2
11.53 14,697 0.05 (h) – 1.68 22.3
(0.30) 13,086 0.05 (h) – 1.89 13.8
22.04 10,715 0.05 (h) – 0.83 19.3
35.79 50,453 0.02 (h) – 1.92 9.1
5.26 28,721 0.02 (h) – 1.78 14.2
11.52 17,525 0.02 (h) – 0.77 22.3
(0.30) 3,741 0.02 (h) – 0.68 13.8
22.02 686 0.02 (h) – 0.18 19.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID 2060 FUND
Class J shares
2021 $ 12.97 $ 0.19 $ 4.44 $ 4.63 ( $ 0.30) ( $ 0.12) ( $ 0.42) $ 17.18
2020 12.81 0.14 0.49 0.63 (0.26) (0.21) (0.47) 12.97
2019 11.91 0.11 1.17 1.28 (0.24) (0.14) (0.38) 12.81
2018(e) 12.28 (0.01) (0.36) (0.37) – – – 11.91
Institutional shares
2021 13.07 0.24 4.45 4.69 (0.31) (0.12) (0.43) 17.33
2020 12.87 0.30 0.38 0.68 (0.27) (0.21) (0.48) 13.07
2019 11.94 0.19 1.12 1.31 (0.24) (0.14) (0.38) 12.87
2018 12.26 0.21 (0.24) (0.03) (0.23) (0.06) (0.29) 11.94
2017 10.22 0.10 2.16 2.26 (0.18) (0.04) (0.22) 12.26
R-6 shares
2021 13.09 0.28 4.43 4.71 (0.31) (0.12) (0.43) 17.37
2020 12.89 0.22 0.46 0.68 (0.27) (0.21) (0.48) 13.09
2019 11.95 0.11 1.21 1.32 (0.24) (0.14) (0.38) 12.89
2018 12.28 0.04 (0.08) (0.04) (0.23) (0.06) (0.29) 11.95
2017 10.23 0.08 2.19 2.27 (0.18) (0.04) (0.22) 12.28

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
36.20% (b) $ 9,593 0.30% (c) 0.82% (d) 1.16% 12.9%
4.97 (b) 3,203 0.30 (c) 1.72 (d) 1.15 31.4
11.30 (b) 1,426 0.30 (c) 3.92 (d) 0.92 15.9
(3.01) (b),(f) 442 0.30 (c),(g) 19.65 (d),(g) (0.13) (g) 22.7
36.46 9,423 0.05 (h) – 1.48 12.9
5.30 4,268 0.05 (h) – 2.39 31.4
11.53 5,085 0.05 (h) – 1.53 15.9
(0.31) 3,282 0.05 (h) – 1.71 22.7
22.59 1,834 0.05 (h) – 0.86 50.3
36.56 19,773 0.02 (h) – 1.70 12.9
5.29 9,905 0.02 (h) – 1.71 31.4
11.61 5,924 0.02 (h) – 0.93 15.9
(0.39) 1,680 0.02 (h) – 0.30 22.7
22.67 56 0.02 (h) – 0.69 50.3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset
Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends
from Net
Investment
Income
Distributions
from Realized
Gains
Tax Return
of Capital
Distribution
Total
Dividends and
Distributions
Net Asset
Value, End of
Period
PRINCIPAL LIFETIME HYBRID 2065 FUND
Class J shares
2021 $ 11.36 $ 0.17 $ 3.95 $ 4.12 ( $ 0.25) $ – ( $ 0.01) ( $ 0.26) $ 15.22
2020 10.98 0.15 0.42 0.57 (0.19) – – (0.19) 11.36
2019 10.20 0.15 0.96 1.11 (0.27) (0.06) – (0.33) 10.98
2018(e) 10.52 (0.01) (0.31) (0.32) – – – – 10.20
Institutional shares
2021 11.45 0.19 4.00 4.19 (0.25) – (0.01) (0.26) 15.38
2020 11.03 0.18 0.43 0.61 (0.19) – – (0.19) 11.45
2019 10.22 0.12 1.02 1.14 (0.27) (0.06) – (0.33) 11.03
2018 10.44 0.06 (0.08) (0.02) (0.20) – – (0.20) 10.22
2017( i ) 10.00 – 0.44 0.44 – – – – 10.44
R-6 shares
2021 11.45 0.27 3.93 4.20 (0.25) – (0.01) (0.26) 15.39
2020 11.03 0.17 0.44 0.61 (0.19) – – (0.19) 11.45
2019 10.22 0.01 1.13 1.14 (0.27) (0.06) – (0.33) 11.03
2018 10.44 0.02 (0.04) (0.02) (0.20) – – (0.20) 10.22
2017( i ) 10.00 – 0.44 0.44 – – – – 10.44

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
36.67% (b) $ 5,381 0.30% (c) 1.24% (d) 1.19% 31.3%
5.18 (b) 1,550 0.30 (c) 3.26 (d) 1.34 65.7
11.42 (b) 625 0.30 (c) 7.73 (d) 1.44 143.3
(3.04) (b),(f) 397 0.30 (c),(g) 16.07 (d),(g) (0.12) (g) 14.2
37.00 1,312 0.05 (h) – 1.29 31.3
5.52 360 0.05 (h) – 1.59 65.7
11.70 264 0.05 (h) – 1.19 143.3
(0.28) 86 0.05 (h) – 0.56 14.2
4.40 (f) 10 0.05 (g),(h) – 0.09 (g) 0.0 (g)
37.09 3,340 0.02 (h) – 1.91 31.3
5.52 1,013 0.02 (h) – 1.56 65.7
11.83 (j) 434 0.02 (h) – 0.13 143.3
(0.28) 3,948 0.02 (h) – 0.17 14.2
4.40 (f) 10 0.02 (g),(h) – 0.13 (g) 0.0 (g)
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.
( i ) Period from September 6, 2017, date operations commenced, through October 31, 2017.
(j) During the fiscal year ending October 31, 2019, the Class experienced a one-time gain of net $0.02/share as a result of a loss related to a large redemption and a subsequent reimbursement by the Advisor. If such gain had not been recognized, the total return amounts expressed herein would have been lower.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME HYBRID INCOME FUND
Class J shares
2021 $ 11.18 $ 0.39 $ 0.66 $ 1.05 ( $ 0.50) ( $ 0.04) ( $ 0.54) $ 11.69
2020 10.84 0.19 0.45 0.64 (0.26) (0.04) (0.30) 11.18
2019 10.16 0.22 0.66 0.88 (0.16) (0.04) (0.20) 10.84
2018(e) 10.26 0.05 (0.15) (0.10) – – – 10.16
Institutional shares
2021 11.23 0.43 0.63 1.06 (0.51) (0.04) (0.55) 11.74
2020 10.88 0.27 0.40 0.67 (0.28) (0.04) (0.32) 11.23
2019 10.17 0.28 0.64 0.92 (0.17) (0.04) (0.21) 10.88
2018 10.51 0.28 (0.37) (0.09) (0.24) (0.01) (0.25) 10.17
2017 10.04 0.17 0.44 0.61 (0.13) (0.01) (0.14) 10.51
R-6 shares
2021 11.24 0.52 0.56 1.08 (0.52) (0.04) (0.56) 11.76
2020 10.89 0.26 0.41 0.67 (0.28) (0.04) (0.32) 11.24
2019 10.18 0.17 0.75 0.92 (0.17) (0.04) (0.21) 10.89
2018 10.52 0.15 (0.24) (0.09) (0.24) (0.01) (0.25) 10.18
2017 10.05 0.09 0.52 0.61 (0.13) (0.01) (0.14) 10.52

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9.56% (b) $ 33,456 0.28% (c) 0.30% (d) 3.38% 20.6%
6.01 (b) 18,439 0.30 (c) 0.43 (d) 1.72 34.6
8.82 (b) 8,310 0.30 (c) 0.72 (d) 2.07 24.1
(0.97) (b),(f) 3,029 0.30 (c),(g) 2.97 (d),(g) 0.72 (g) 58.8
9.69 17,255 0.05 (h) – 3.74 20.6
6.27 12,454 0.05 (h) – 2.45 34.6
9.20 13,554 0.05 (h) – 2.67 24.1
(0.88) 14,431 0.05 (h) – 2.73 58.8
6.15 21,814 0.05 (h) – 1.70 40.7
9.78 34,760 0.02 (h) – 4.48 20.6
6.27 33,148 0.02 (h) – 2.42 34.6
9.19 34,983 0.02 (h) – 1.62 24.1
(0.88) 8,750 0.02 (h) – 1.40 58.8
6.15 2,255 0.02 (h) – 0.86 40.7
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Period from March 1, 2018, date operations commenced, through October 31, 2018.
(f) Total return amounts have not been annualized.
(g) Computed on an annualized basis.
(h) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2021 $ 12 .51 $ 0 .22 $ 0 .95 $ 1 .17 ( $ 0 .22 ) ( $ 0 .22 ) ( $ 0 .44 ) $ 13 .24
2020 12 .43 0 .25 0 .43 0 .68 ( 0 .27 ) ( 0 .33 ) ( 0 .60 ) 12 .51
2019 12 .19 0 .32 0 .72 1 .04 ( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 12 .43
2018 12 .87 0 .30 ( 0 .45 ) ( 0 .15 ) ( 0 .30 ) ( 0 .23 ) ( 0 .53 ) 12 .19
2017 12 .29 0 .22 0 .61 0 .83 ( 0 .20 ) ( 0 .05 ) ( 0 .25 ) 12 .87
Class J shares
2021 12 .33 0 .23 0 .94 1 .17 ( 0 .24 ) ( 0 .22 ) ( 0 .46 ) 13 .04
2020 12 .26 0 .26 0 .43 0 .69 ( 0 .29 ) ( 0 .33 ) ( 0 .62 ) 12 .33
2019 12 .03 0 .33 0 .72 1 .05 ( 0 .32 ) ( 0 .50 ) ( 0 .82 ) 12 .26
2018 12 .73 0 .32 ( 0 .46 ) ( 0 .14 ) ( 0 .33 ) ( 0 .23 ) ( 0 .56 ) 12 .03
2017 12 .15 0 .24 0 .61 0 .85 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .73
Institutional shares
2021 12 .41 0 .26 0 .94 1 .20 ( 0 .26 ) ( 0 .22 ) ( 0 .48 ) 13 .13
2020 12 .34 0 .28 0 .44 0 .72 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 12 .41
2019 12 .11 0 .36 0 .72 1 .08 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 12 .34
2018 12 .80 0 .35 ( 0 .46 ) ( 0 .11 ) ( 0 .35 ) ( 0 .23 ) ( 0 .58 ) 12 .11
2017 12 .22 0 .27 0 .61 0 .88 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .80
R-1 shares
2021 12 .40 0 .16 0 .92 1 .08 ( 0 .15 ) ( 0 .22 ) ( 0 .37 ) 13 .11
2020 12 .32 0 .19 0 .43 0 .62 ( 0 .21 ) ( 0 .33 ) ( 0 .54 ) 12 .40
2019 12 .08 0 .25 0 .73 0 .98 ( 0 .24 ) ( 0 .50 ) ( 0 .74 ) 12 .32
2018 12 .77 0 .23 ( 0 .45 ) ( 0 .22 ) ( 0 .24 ) ( 0 .23 ) ( 0 .47 ) 12 .08
2017 12 .18 0 .17 0 .60 0 .77 ( 0 .13 ) ( 0 .05 ) ( 0 .18 ) 12 .77
R-3 shares
2021 12 .27 0 .19 0 .94 1 .13 ( 0 .19 ) ( 0 .22 ) ( 0 .41 ) 12 .99
2020 12 .20 0 .22 0 .42 0 .64 ( 0 .24 ) ( 0 .33 ) ( 0 .57 ) 12 .27
2019 11 .97 0 .30 0 .71 1 .01 ( 0 .28 ) ( 0 .50 ) ( 0 .78 ) 12 .20
2018 12 .66 0 .28 ( 0 .46 ) ( 0 .18 ) ( 0 .28 ) ( 0 .23 ) ( 0 .51 ) 11 .97
2017 12 .09 0 .20 0 .60 0 .80 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 12 .66
R-4 shares
2021 12 .32 0 .21 0 .94 1 .15 ( 0 .22 ) ( 0 .22 ) ( 0 .44 ) 13 .03
2020 12 .24 0 .24 0 .43 0 .67 ( 0 .26 ) ( 0 .33 ) ( 0 .59 ) 12 .32
2019 12 .00 0 .31 0 .73 1 .04 ( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 12 .24
2018 12 .69 0 .31 ( 0 .47 ) ( 0 .16 ) ( 0 .30 ) ( 0 .23 ) ( 0 .53 ) 12 .00
2017 12 .12 0 .23 0 .60 0 .83 ( 0 .21 ) ( 0 .05 ) ( 0 .26 ) 12 .69
R-5 shares
2021 12 .39 0 .24 0 .94 1 .18 ( 0 .23 ) ( 0 .22 ) ( 0 .45 ) 13 .12
2020 12 .32 0 .26 0 .43 0 .69 ( 0 .29 ) ( 0 .33 ) ( 0 .62 ) 12 .39
2019 12 .09 0 .33 0 .72 1 .05 ( 0 .32 ) ( 0 .50 ) ( 0 .82 ) 12 .32
2018 12 .77 0 .32 ( 0 .45 ) ( 0 .13 ) ( 0 .32 ) ( 0 .23 ) ( 0 .55 ) 12 .09
2017 12 .20 0 .25 0 .59 0 .84 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .77

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
9 .45% (b) $ 19,902 0 .38% (c) – % 1 .66% 35 .0%
5 .70 (b) 16,214 0 .38 (c) – 2 .01 31 .0
9 .31 (b) 16,283 0 .38 (c) – 2 .63 44 .8
( 1 .23 ) (b) 16,585 0 .38 (c) – 2 .36 22 .7
6 .86 (b) 21,016 0 .38 (c) – 1 .80 18 .6
9 .61 (b) 71,811 0 .22 (d) 0 .24 (e) 1 .84 35 .0
5 .87 (b) 65,404 0 .22 (d) 0 .25 (e) 2 .18 31 .0
9 .52 (b) 67,084 0 .24 (d) 0 .27 (e) 2 .75 44 .8
( 1 .17 ) (b) 67,011 0 .22 (d) 0 .25 (e) 2 .56 22 .7
7 .17 (b) 78,254 0 .20 (d) 0 .23 (e) 1 .97 18 .6
9 .83 337,718 0 .02 – 2 .04 35 .0
6 .06 313,363 0 .02 – 2 .35 31 .0
9 .71 288,470 0 .03 – 3 .00 44 .8
( 0 .88 ) 300,145 0 .02 – 2 .85 22 .7
7 .37 409,643 0 .00 – 2 .21 18 .6
8 .82 2,173 0 .89 – 1 .22 35 .0
5 .22 2,298 0 .89 – 1 .55 31 .0
8 .74 2,935 0 .89 – 2 .12 44 .8
( 1 .77 ) 3,303 0 .89 – 1 .86 22 .7
6 .38 3,589 0 .87 – 1 .35 18 .6
9 .31 10,552 0 .58 – 1 .51 35 .0
5 .45 11,439 0 .58 – 1 .86 31 .0
9 .13 13,611 0 .58 – 2 .59 44 .8
( 1 .49 ) 18,843 0 .58 – 2 .24 22 .7
6 .74 23,715 0 .56 – 1 .63 18 .6
9 .41 5,143 0 .39 – 1 .67 35 .0
5 .69 5,101 0 .39 – 2 .03 31 .0
9 .40 5,513 0 .39 – 2 .60 44 .8
( 1 .31 ) 7,847 0 .39 – 2 .49 22 .7
6 .95 11,087 0 .37 – 1 .87 18 .6
9 .64 13,279 0 .27 – 1 .84 35 .0
5 .79 16,430 0 .27 – 2 .14 31 .0
9 .42 19,181 0 .27 – 2 .75 44 .8
( 1 .10 ) 19,665 0 .27 – 2 .57 22 .7
7 .00 25,675 0 .25 – 2 .02 18 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES FUND
Class A shares
2021 $ 23 .53 $ 0 .26 $ 10 .41 $ 10 .67 ( $ 0 .30 ) ( $ 0 .32 ) ( $ 0 .62 ) $ 33 .58
2020 28 .63 0 .33 ( 4 .75 ) ( 4 .42 ) ( 0 .52 ) ( 0 .16 ) ( 0 .68 ) 23 .53
2019 23 .20 0 .31 6 .02 6 .33 ( 0 .33 ) ( 0 .57 ) ( 0 .90 ) 28 .63
2018 23 .65 0 .35 0 .11 0 .46 ( 0 .45 ) ( 0 .46 ) ( 0 .91 ) 23 .20
2017 22 .80 0 .23 1 .46 1 .69 ( 0 .24 ) ( 0 .60 ) ( 0 .84 ) 23 .65
Class C shares
2021 23 .08 0 .05 10 .20 10 .25 ( 0 .08 ) ( 0 .32 ) ( 0 .40 ) 32 .93
2020 28 .08 0 .14 ( 4 .67 ) ( 4 .53 ) ( 0 .31 ) ( 0 .16 ) ( 0 .47 ) 23 .08
2019 22 .77 0 .11 5 .91 6 .02 ( 0 .14 ) ( 0 .57 ) ( 0 .71 ) 28 .08
2018 23 .23 0 .17 0 .10 0 .27 ( 0 .27 ) ( 0 .46 ) ( 0 .73 ) 22 .77
2017 22 .42 0 .05 1 .43 1 .48 ( 0 .07 ) ( 0 .60 ) ( 0 .67 ) 23 .23
Class J shares
2021 22 .79 0 .28 10 .08 10 .36 ( 0 .34 ) ( 0 .32 ) ( 0 .66 ) 32 .49
2020 27 .76 0 .36 ( 4 .62 ) ( 4 .26 ) ( 0 .55 ) ( 0 .16 ) ( 0 .71 ) 22 .79
2019 22 .52 0 .33 5 .84 6 .17 ( 0 .36 ) ( 0 .57 ) ( 0 .93 ) 27 .76
2018 22 .99 0 .37 0 .11 0 .48 ( 0 .49 ) ( 0 .46 ) ( 0 .95 ) 22 .52
2017 22 .19 0 .26 1 .42 1 .68 ( 0 .28 ) ( 0 .60 ) ( 0 .88 ) 22 .99
Institutional shares
2021 23 .55 0 .32 10 .46 10 .78 ( 0 .40 ) ( 0 .32 ) ( 0 .72 ) 33 .61
2020 28 .66 0 .42 ( 4 .77 ) ( 4 .35 ) ( 0 .60 ) ( 0 .16 ) ( 0 .76 ) 23 .55
2019 23 .22 0 .39 6 .04 6 .43 ( 0 .42 ) ( 0 .57 ) ( 0 .99 ) 28 .66
2018 23 .67 0 .43 0 .12 0 .55 ( 0 .54 ) ( 0 .46 ) ( 1 .00 ) 23 .22
2017 22 .83 0 .32 1 .45 1 .77 ( 0 .33 ) ( 0 .60 ) ( 0 .93 ) 23 .67
R-1 shares
2021 23 .24 0 .11 10 .29 10 .40 ( 0 .17 ) ( 0 .32 ) ( 0 .49 ) 33 .15
2020 28 .26 0 .23 ( 4 .70 ) ( 4 .47 ) ( 0 .39 ) ( 0 .16 ) ( 0 .55 ) 23 .24
2019 22 .91 0 .20 5 .95 6 .15 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 28 .26
2018 23 .36 0 .23 0 .12 0 .35 ( 0 .34 ) ( 0 .46 ) ( 0 .80 ) 22 .91
2017 22 .53 0 .14 1 .43 1 .57 ( 0 .14 ) ( 0 .60 ) ( 0 .74 ) 23 .36

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
45 .87% (b) $ 348,715 1 .21% – % 0 .88% 31 .0%
( 15 .56 ) (b) 286,896 1 .24 – 1 .33 35 .1
28 .09 (b) 370,891 1 .26 – 1 .20 20 .1
1 .99 (b) 277,447 1 .25 – 1 .51 22 .7
7 .59 (b) 297,516 1 .28 – 1 .00 24 .3
44 .73 (b) ,(c) 40,295 1 .99 – 0 .16 31 .0
( 16 .21 ) (b) ,(c) 34,198 2 .02 – 0 .55 35 .1
27 .10 (b) 53,250 2 .05 – 0 .44 20 .1
1 .19 (b) 47,303 2 .03 – 0 .73 22 .7
6 .75 (b) 50,302 2 .05 – 0 .21 24 .3
46 .09 (b) ,(c) 185,393 1 .08 (d) 1 .10 (e) 1 .00 31 .0
( 15 .45 ) (b) 134,897 1 .10 (d) 1 .13 (e) 1 .46 35 .1
28 .24 (b) 181,025 1 .14 (d) 1 .17 (e) 1 .33 20 .1
2 .12 (b) 150,427 1 .12 (d) 1 .15 (e) 1 .63 22 .7
7 .76 (b) 171,525 1 .10 (d) 1 .13 (e) 1 .17 24 .3
46 .34 3,930,727 0 .89 (f) – 1 .06 31 .0
( 15 .27 ) 2,160,526 0 .91 (f) – 1 .66 35 .1
28 .54 2,411,326 0 .91 (f) – 1 .53 20 .1
2 .35 1,540,537 0 .91 (f) – 1 .83 22 .7
7 .96 1,686,314 0 .87 (f) – 1 .38 24 .3
45 .20 2,955 1 .68 – 0 .37 31 .0
( 15 .94 ) 2,141 1 .68 – 0 .90 35 .1
27 .54 4,368 1 .69 – 0 .79 20 .1
1 .53 3,823 1 .69 – 1 .01 22 .7
7 .13 5,656 1 .69 – 0 .61 24 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
REAL ESTATE SECURITIES FUND
R-3 shares
2021 $ 22.91 $ 0.17 $ 10.17 $ 10.34 ( $ 0.27) ( $ 0.32) ( $ 0.59) $ 32.66
2020 27.89 0.29 (4.63) (4.34) (0.48) (0.16) (0.64) 22.91
2019 22.62 0.28 5 .87 6.15 (0.31) (0.57) (0.88) 27.89
2018 23.08 0.31 0.11 0.42 (0.42) (0.46) (0.88) 22.62
2017 22.28 0.20 1.42 1.62 (0.22) (0.60) (0.82) 23.08
R-4 shares
2021 22.63 0.27 10.00 10.27 (0.32) (0.32) (0.64) 32.26
2020 27.57 0.34 (4.59) (4.25) (0.53) (0.16) (0.69) 22.63
2019 22.37 0.32 5.80 6.12 (0.35) (0.57) (0.92) 27.57
2018 22.84 0.34 0.12 0.46 (0.47) (0.46) (0.93) 22.37
2017 22.06 0.24 1.40 1.64 (0.26) (0.60) (0.86) 22.84
R-5 shares
2021 22.68 0.29 10.04 10.33 (0.35) (0.32) (0.67) 32.34
2020 27.63 0.37 (4.59) (4.22) (0.57) (0.16) (0.73) 22.68
2019 22.42 0.36 5.80 6.16 (0.38) (0.57) (0.95) 27.63
2018 22.89 0.38 0.11 0.49 (0.50) (0.46) (0.96) 22.42
2017 22.10 0.27 1.41 1.68 (0.29) (0.60) (0.89) 22.89
R-6 shares
2021 23.55 0.40 10.39 10.79 (0.42) (0.32) (0.74) 33.60
2020 28.66 0.44 (4.76) (4.32) (0.63) (0.16) (0.79) 23.55
2019 23.22 0.42 6.04 6.46 (0.45) (0.57) (1.02) 28.66
2018 23.67 0.47 0.09 0.56 (0.55) (0.46) (1.01) 23.22
2017(c) 22.20 0.31 2.09 2.40 (0.33) (0.60) (0.93) 23.67

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
45.63% $ 46,314 1.37% 0.59% 31.0%
(15.66) 28,733 1.37 1.19 35.1
27.96 43,588 1.38 1.11 20.1
1.86 36,751 1.38 1.36 22.7
7.44 50,371 1.38 0.91 24.3
45.92 31,739 1.18 0.95 31.0
(15.51) 24,909 1.18 1.39 35.1
28.20 37,265 1.19 1.32 20.1
2.04 39,574 1.19 1.53 22.7
7.63 58,157 1.19 1.09 24.3
46.10 114,006 1.06 1.04 31.0
(15.40) 105,340 1.06 1.51 35.1
28.34 149,005 1.07 1.48 20.1
2.17 154,730 1.07 1.69 22.7
7.79 163,194 1.07 1.20 24.3
46.43 2,045,827 0.80 (b) 1.38 31.0
(15.18) 1,643,165 0.81 (b) 1.75 35.1
28.67 1,914,954 0.81 (b) 1.65 20.1
2.43 1,395,164 0.83 (b) 2.01 22.7
11.01 (d) 1,215,600 0.82 (b),(e) 1.42 (e) 24.3
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
Class A shares
2021 $ 15 .64 $ 0 .20 $ 3 .58 $ 3 .78 ( $ 0 .19 ) ( $ 0 .28 ) ( $ 0 .47 ) $ 18 .95
2020 15 .73 0 .25 0 .25 0 .50 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 15 .64
2019 15 .50 0 .30 1 .30 1 .60 ( 0 .32 ) ( 1 .05 ) ( 1 .37 ) 15 .73
2018 16 .63 0 .36 ( 0 .34 ) 0 .02 ( 0 .33 ) ( 0 .82 ) ( 1 .15 ) 15 .50
2017 15 .07 0 .23 1 .85 2 .08 ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 16 .63
Class C shares
2021 15 .36 0 .06 3 .51 3 .57 ( 0 .12 ) ( 0 .28 ) ( 0 .40 ) 18 .53
2020 15 .46 0 .14 0 .24 0 .38 ( 0 .12 ) ( 0 .36 ) ( 0 .48 ) 15 .36
2019 15 .25 0 .24 1 .22 1 .46 ( 0 .20 ) ( 1 .05 ) ( 1 .25 ) 15 .46
2018 16 .39 0 .24 ( 0 .34 ) ( 0 .10 ) ( 0 .22 ) ( 0 .82 ) ( 1 .04 ) 15 .25
2017 14 .87 0 .11 1 .83 1 .94 ( 0 .12 ) ( 0 .30 ) ( 0 .42 ) 16 .39
Class J shares
2021 15 .05 0 .22 3 .43 3 .65 ( 0 .22 ) ( 0 .28 ) ( 0 .50 ) 18 .20
2020 15 .15 0 .27 0 .25 0 .52 ( 0 .26 ) ( 0 .36 ) ( 0 .62 ) 15 .05
2019 14 .98 0 .32 1 .25 1 .57 ( 0 .35 ) ( 1 .05 ) ( 1 .40 ) 15 .15
2018 16 .12 0 .37 ( 0 .33 ) 0 .04 ( 0 .36 ) ( 0 .82 ) ( 1 .18 ) 14 .98
2017 14 .62 0 .25 1 .80 2 .05 ( 0 .25 ) ( 0 .30 ) ( 0 .55 ) 16 .12
Institutional shares
2021 15 .36 0 .25 3 .52 3 .77 ( 0 .25 ) ( 0 .28 ) ( 0 .53 ) 18 .60
2020 15 .45 0 .29 0 .26 0 .55 ( 0 .28 ) ( 0 .36 ) ( 0 .64 ) 15 .36
2019 15 .25 0 .35 1 .27 1 .62 ( 0 .37 ) ( 1 .05 ) ( 1 .42 ) 15 .45
2018 16 .39 0 .41 ( 0 .34 ) 0 .07 ( 0 .39 ) ( 0 .82 ) ( 1 .21 ) 15 .25
2017 14 .86 0 .28 1 .82 2 .10 ( 0 .27 ) ( 0 .30 ) ( 0 .57 ) 16 .39

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
24 .55% (b) $ 2,523,065 0 .59% – % 1 .11% 31 .3%
3 .26 (b) 2,060,672 0 .61 – 1 .64 17 .3
11 .57 (b) 2,194,735 0 .62 (c) – 1 .99 13 .4
0 .00 (b) 1,957,610 0 .61 (c) – 2 .24 26 .7
14 .18 (b) 2,120,767 0 .61 – 1 .48 17 .6
23 .57 (b) 281,665 1 .37 – 0 .37 31 .3
2 .48 (b) 322,006 1 .38 – 0 .90 17 .3
10 .77 (b) 384,622 1 .38 (c) – 1 .62 13 .4
( 0 .80 ) (b) 648,980 1 .36 (c) – 1 .50 26 .7
13 .32 (b) 738,524 1 .36 – 0 .74 17 .6
24 .65 (b) 1,336,353 0 .44 (d) 0 .47 (e) 1 .25 31 .3
3 .51 (b) 1,071,910 0 .44 (d) 0 .47 (e) 1 .80 17 .3
11 .78 (b) 1,092,386 0 .44 (d) 0 .47 (e) 2 .21 13 .4
0 .12 (b) 1,032,835 0 .43 (d) 0 .46 (e) 2 .40 26 .7
14 .41 (b) 1,104,582 0 .44 (d) 0 .47 (e) 1 .63 17 .6
24 .93 896,603 0 .28 – 1 .42 31 .3
3 .66 747,015 0 .30 – 1 .95 17 .3
11 .93 778,336 0 .29 (c) – 2 .36 13 .4
0 .26 725,915 0 .29 (c) – 2 .58 26 .7
14 .56 791,221 0 .28 (c) – 1 .81 17 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM BALANCED PORTFOLIO
R-1 shares
2021 $ 15 .35 $ 0 .10 $ 3 .50 $ 3 .60 ( $ 0 .14 ) ( $ 0 .28 ) ( $ 0 .42 ) $ 18 .53
2020 15 .41 0 .17 0 .28 0 .45 ( 0 .15 ) ( 0 .36 ) ( 0 .51 ) 15 .35
2019 15 .21 0 .23 1 .26 1 .49 ( 0 .24 ) ( 1 .05 ) ( 1 .29 ) 15 .41
2018 16 .34 0 .27 ( 0 .33 ) ( 0 .06 ) ( 0 .25 ) ( 0 .82 ) ( 1 .07 ) 15 .21
2017 14 .82 0 .13 1 .83 1 .96 ( 0 .14 ) ( 0 .30 ) ( 0 .44 ) 16 .34
R-3 shares
2021 15 .31 0 .15 3 .50 3 .65 ( 0 .17 ) ( 0 .28 ) ( 0 .45 ) 18 .51
2020 15 .40 0 .21 0 .26 0 .47 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 15 .31
2019 15 .20 0 .28 1 .25 1 .53 ( 0 .28 ) ( 1 .05 ) ( 1 .33 ) 15 .40
2018 16 .34 0 .32 ( 0 .34 ) ( 0 .02 ) ( 0 .30 ) ( 0 .82 ) ( 1 .12 ) 15 .20
2017 14 .80 0 .19 1 .83 2 .02 ( 0 .18 ) ( 0 .30 ) ( 0 .48 ) 16 .34
R-4 shares
2021 15 .34 0 .19 3 .51 3 .70 ( 0 .19 ) ( 0 .28 ) ( 0 .47 ) 18 .57
2020 15 .44 0 .23 0 .26 0 .49 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 15 .34
2019 15 .23 0 .33 1 .24 1 .57 ( 0 .31 ) ( 1 .05 ) ( 1 .36 ) 15 .44
2018 16 .36 0 .35 ( 0 .33 ) 0 .02 ( 0 .33 ) ( 0 .82 ) ( 1 .15 ) 15 .23
2017 14 .84 0 .22 1 .82 2 .04 ( 0 .22 ) ( 0 .30 ) ( 0 .52 ) 16 .36
R-5 shares
2021 15 .33 0 .20 3 .52 3 .72 ( 0 .21 ) ( 0 .28 ) ( 0 .49 ) 18 .56
2020 15 .43 0 .25 0 .25 0 .50 ( 0 .24 ) ( 0 .36 ) ( 0 .60 ) 15 .33
2019 15 .23 0 .32 1 .26 1 .58 ( 0 .33 ) ( 1 .05 ) ( 1 .38 ) 15 .43
2018 16 .36 0 .39 ( 0 .36 ) 0 .03 ( 0 .34 ) ( 0 .82 ) ( 1 .16 ) 15 .23
2017 14 .84 0 .26 1 .80 2 .06 ( 0 .24 ) ( 0 .30 ) ( 0 .54 ) 16 .36

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
23 .78% $ 2,607 1 .15% 0 .58% 31 .3%
2 .93 2,364 1 .16 1 .16 17 .3
10 .99 2,901 1 .16 (b) 1 .53 13 .4
( 0 .54 ) 3,126 1 .16 (b) 1 .69 26 .7
13 .57 3,643 1 .16 0 .87 17 .6
24 .17 27,419 0 .84 0 .84 31 .3
3 .08 22,790 0 .85 1 .42 17 .3
11 .35 24,192 0 .85 (b) 1 .90 13 .4
( 0 .30 ) 28,330 0 .85 (b) 2 .05 26 .7
13 .95 33,162 0 .85 1 .24 17 .6
24 .45 11,619 0 .65 1 .09 31 .3
3 .20 12,631 0 .66 1 .56 17 .3
11 .58 13,455 0 .66 (b) 2 .20 13 .4
( 0 .05 ) 23,180 0 .66 (b) 2 .24 26 .7
14 .08 32,954 0 .66 1 .43 17 .6
24 .60 37,892 0 .53 1 .15 31 .3
3 .33 30,863 0 .54 1 .69 17 .3
11 .68 34,650 0 .54 (b) 2 .15 13 .4
0 .07 35,425 0 .54 (b) 2 .49 26 .7
14 .24 58,131 0 .54 1 .71 17 .6
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2021 $ 12 .17 $ 0 .19 $ 1 .92 $ 2 .11 ( $ 0 .19 ) ( $ 0 .14 ) ( $ 0 .33 ) $ 13 .95
2020 12 .16 0 .22 0 .17 0 .39 ( 0 .22 ) ( 0 .16 ) ( 0 .38 ) 12 .17
2019 11 .86 0 .27 0 .86 1 .13 ( 0 .29 ) ( 0 .54 ) ( 0 .83 ) 12 .16
2018 12 .52 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .86
2017 11 .70 0 .24 0 .94 1 .18 ( 0 .24 ) ( 0 .12 ) ( 0 .36 ) 12 .52
Class C shares
2021 12 .03 0 .09 1 .90 1 .99 ( 0 .10 ) ( 0 .14 ) ( 0 .24 ) 13 .78
2020 12 .02 0 .14 0 .16 0 .30 ( 0 .13 ) ( 0 .16 ) ( 0 .29 ) 12 .03
2019 11 .73 0 .21 0 .82 1 .03 ( 0 .20 ) ( 0 .54 ) ( 0 .74 ) 12 .02
2018 12 .39 0 .21 ( 0 .35 ) ( 0 .14 ) ( 0 .20 ) ( 0 .32 ) ( 0 .52 ) 11 .73
2017 11 .58 0 .15 0 .93 1 .08 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 12 .39
Class J shares
2021 11 .99 0 .21 1 .89 2 .10 ( 0 .21 ) ( 0 .14 ) ( 0 .35 ) 13 .74
2020 11 .99 0 .24 0 .16 0 .40 ( 0 .24 ) ( 0 .16 ) ( 0 .40 ) 11 .99
2019 11 .71 0 .30 0 .83 1 .13 ( 0 .31 ) ( 0 .54 ) ( 0 .85 ) 11 .99
2018 12 .37 0 .32 ( 0 .35 ) ( 0 .03 ) ( 0 .31 ) ( 0 .32 ) ( 0 .63 ) 11 .71
2017 11 .56 0 .25 0 .94 1 .19 ( 0 .26 ) ( 0 .12 ) ( 0 .38 ) 12 .37
Institutional shares
2021 12 .03 0 .23 1 .90 2 .13 ( 0 .23 ) ( 0 .14 ) ( 0 .37 ) 13 .79
2020 12 .04 0 .26 0 .15 0 .41 ( 0 .26 ) ( 0 .16 ) ( 0 .42 ) 12 .03
2019 11 .74 0 .32 0 .85 1 .17 ( 0 .33 ) ( 0 .54 ) ( 0 .87 ) 12 .04
2018 12 .41 0 .35 ( 0 .37 ) ( 0 .02 ) ( 0 .33 ) ( 0 .32 ) ( 0 .65 ) 11 .74
2017 11 .59 0 .28 0 .94 1 .22 ( 0 .28 ) ( 0 .12 ) ( 0 .40 ) 12 .41

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
17 .49% (b) $ 650,919 0 .60% – % 1 .41% 29 .9%
3 .28 (b) 545,903 0 .61 – 1 .87 19 .4
10 .22 (b) 553,362 0 .63 (c) – 2 .34 15 .0
( 0 .51 ) (b) 485,084 0 .62 (c) – 2 .49 21 .9
10 .27 (b) 529,131 0 .61 (c) – 1 .97 21 .8
16 .66 (b) 114,412 1 .37 – 0 .66 29 .9
2 .50 (b) 137,283 1 .37 – 1 .14 19 .4
9 .37 (b) 160,672 1 .38 (c) – 1 .82 15 .0
( 1 .26 ) (b) 228,910 1 .37 (c) – 1 .76 21 .9
9 .47 (b) 255,601 1 .36 (c) – 1 .23 21 .8
17 .69 (b) 869,500 0 .44 (d) 0 .47 (e) 1 .56 29 .9
3 .43 (b) 691,410 0 .44 (d) 0 .47 (e) 2 .03 19 .4
10 .39 (b) 672,096 0 .44 (d) 0 .47 (e) 2 .55 15 .0
( 0 .33 ) (b) 614,770 0 .43 (d) 0 .46 (e) 2 .67 21 .9
10 .50 (b) 629,439 0 .44 (d) 0 .47 (e) 2 .12 21 .8
17 .89 268,505 0 .29 – 1 .71 29 .9
3 .48 239,975 0 .30 – 2 .20 19 .4
10 .70 267,892 0 .30 (c) – 2 .77 15 .0
( 0 .26 ) 292,828 0 .28 (c) – 2 .86 21 .9
10 .73 328,354 0 .28 (c) – 2 .32 21 .8
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE BALANCED PORTFOLIO
R-1 shares
2021 $ 11 .98 $ 0 .13 $ 1 .88 $ 2 .01 ( $ 0 .11 ) ( $ 0 .14 ) ( $ 0 .25 ) $ 13 .74
2020 11 .98 0 .15 0 .16 0 .31 ( 0 .15 ) ( 0 .16 ) ( 0 .31 ) 11 .98
2019 11 .70 0 .21 0 .84 1 .05 ( 0 .23 ) ( 0 .54 ) ( 0 .77 ) 11 .98
2018 12 .36 0 .24 ( 0 .36 ) ( 0 .12 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 11 .70
2017 11 .55 0 .16 0 .95 1 .11 ( 0 .18 ) ( 0 .12 ) ( 0 .30 ) 12 .36
R-3 shares
2021 12 .01 0 .16 1 .89 2 .05 ( 0 .16 ) ( 0 .14 ) ( 0 .30 ) 13 .76
2020 12 .01 0 .20 0 .15 0 .35 ( 0 .19 ) ( 0 .16 ) ( 0 .35 ) 12 .01
2019 11 .72 0 .25 0 .84 1 .09 ( 0 .26 ) ( 0 .54 ) ( 0 .80 ) 12 .01
2018 12 .38 0 .28 ( 0 .36 ) ( 0 .08 ) ( 0 .26 ) ( 0 .32 ) ( 0 .58 ) 11 .72
2017 11 .57 0 .21 0 .93 1 .14 ( 0 .21 ) ( 0 .12 ) ( 0 .33 ) 12 .38
R-4 shares
2021 12 .03 0 .18 1 .90 2 .08 ( 0 .18 ) ( 0 .14 ) ( 0 .32 ) 13 .79
2020 12 .03 0 .22 0 .15 0 .37 ( 0 .21 ) ( 0 .16 ) ( 0 .37 ) 12 .03
2019 11 .73 0 .28 0 .84 1 .12 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 12 .03
2018 12 .40 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .73
2017 11 .58 0 .23 0 .94 1 .17 ( 0 .23 ) ( 0 .12 ) ( 0 .35 ) 12 .40
R-5 shares
2021 12 .02 0 .19 1 .91 2 .10 ( 0 .20 ) ( 0 .14 ) ( 0 .34 ) 13 .78
2020 12 .03 0 .23 0 .15 0 .38 ( 0 .23 ) ( 0 .16 ) ( 0 .39 ) 12 .02
2019 11 .73 0 .28 0 .86 1 .14 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .03
2018 12 .40 0 .33 ( 0 .38 ) ( 0 .05 ) ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 11 .73
2017 11 .58 0 .25 0 .94 1 .19 ( 0 .25 ) ( 0 .12 ) ( 0 .37 ) 12 .40

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
16 .92% $ 1,956 1 .15% 0 .96% 29 .9%
2 .66 2,577 1 .16 1 .30 19 .4
9 .64 2,572 1 .16 (b) 1 .83 15 .0
( 1 .07 ) 2,331 1 .15 (b) 1 .97 21 .9
9 .76 3,152 1 .16 1 .36 21 .8
17 .18 11,129 0 .84 1 .18 29 .9
2 .97 12,167 0 .85 1 .69 19 .4
10 .03 14,217 0 .85 (b) 2 .13 15 .0
( 0 .74 ) 11,837 0 .84 (b) 2 .30 21 .9
10 .04 12,691 0 .85 1 .78 21 .8
17 .47 11,214 0 .65 1 .35 29 .9
3 .18 11,717 0 .66 1 .82 19 .4
10 .25 11,989 0 .66 (b) 2 .39 15 .0
( 0 .63 ) 20,282 0 .65 (b) 2 .41 21 .9
10 .35 21,100 0 .66 1 .91 21 .8
17 .61 20,710 0 .53 1 .46 29 .9
3 .22 17,108 0 .54 1 .94 19 .4
10 .44 18,302 0 .54 (b) 2 .45 15 .0
( 0 .51 ) 17,177 0 .53 (b) 2 .72 21 .9
10 .47 26,650 0 .54 2 .11 21 .8
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2021 $ 17 .41 $ 0 .17 $ 5 .27 $ 5 .44 ( $ 0 .24 ) ( $ 0 .41 ) ( $ 0 .65 ) $ 22 .20
2020 17 .55 0 .25 0 .30 0 .55 ( 0 .25 ) ( 0 .44 ) ( 0 .69 ) 17 .41
2019 17 .76 0 .25 1 .62 1 .87 ( 0 .26 ) ( 1 .82 ) ( 2 .08 ) 17 .55
2018 19 .24 0 .39 ( 0 .33 ) 0 .06 ( 0 .31 ) ( 1 .23 ) ( 1 .54 ) 17 .76
2017 16 .68 0 .21 2 .90 3 .11 ( 0 .20 ) ( 0 .35 ) ( 0 .55 ) 19 .24
Class C shares
2021 15 .91 0 .01 4 .81 4 .82 ( 0 .11 ) ( 0 .41 ) ( 0 .52 ) 20 .21
2020 16 .09 0 .11 0 .26 0 .37 ( 0 .11 ) ( 0 .44 ) ( 0 .55 ) 15 .91
2019 16 .45 0 .21 1 .40 1 .61 ( 0 .15 ) ( 1 .82 ) ( 1 .97 ) 16 .09
2018 17 .93 0 .24 ( 0 .31 ) ( 0 .07 ) ( 0 .18 ) ( 1 .23 ) ( 1 .41 ) 16 .45
2017 15 .59 0 .07 2 .70 2 .77 ( 0 .08 ) ( 0 .35 ) ( 0 .43 ) 17 .93
Class J shares
2021 16 .70 0 .19 5 .05 5 .24 ( 0 .27 ) ( 0 .41 ) ( 0 .68 ) 21 .26
2020 16 .87 0 .26 0 .29 0 .55 ( 0 .28 ) ( 0 .44 ) ( 0 .72 ) 16 .70
2019 17 .16 0 .28 1 .54 1 .82 ( 0 .29 ) ( 1 .82 ) ( 2 .11 ) 16 .87
2018 18 .64 0 .40 ( 0 .31 ) 0 .09 ( 0 .34 ) ( 1 .23 ) ( 1 .57 ) 17 .16
2017 16 .17 0 .23 2 .81 3 .04 ( 0 .22 ) ( 0 .35 ) ( 0 .57 ) 18 .64
Institutional shares
2021 16 .98 0 .23 5 .14 5 .37 ( 0 .30 ) ( 0 .41 ) ( 0 .71 ) 21 .64
2020 17 .14 0 .30 0 .29 0 .59 ( 0 .31 ) ( 0 .44 ) ( 0 .75 ) 16 .98
2019 17 .40 0 .31 1 .57 1 .88 ( 0 .32 ) ( 1 .82 ) ( 2 .14 ) 17 .14
2018 18 .88 0 .45 ( 0 .34 ) 0 .11 ( 0 .36 ) ( 1 .23 ) ( 1 .59 ) 17 .40
2017 16 .38 0 .27 2 .83 3 .10 ( 0 .25 ) ( 0 .35 ) ( 0 .60 ) 18 .88

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
31 .84% (b) $ 1,979,014 0 .59% – % 0 .81% 34 .3%
3 .11 (b) 1,570,186 0 .61 – 1 .46 16 .2
12 .74 (b) 1,683,156 0 .63 (c) – 1 .50 10 .9
0 .12 (b) 1,432,165 0 .61 (c) – 2 .10 33 .8
19 .17 (b) 1,542,284 0 .61 – 1 .17 20 .9
30 .82 (b) 190,605 1 .38 – 0 .07 34 .3
2 .28 (b) 204,754 1 .37 – 0 .74 16 .2
11 .92 (b) 242,084 1 .39 (c) – 1 .36 10 .9
( 0 .59 ) (b) 480,699 1 .36 (c) – 1 .38 33 .8
18 .22 (b) 536,771 1 .37 – 0 .43 20 .9
32 .04 (b) 778,913 0 .45 (d) 0 .47 (e) 0 .95 34 .3
3 .25 (b) 575,978 0 .45 (d) 0 .48 (e) 1 .61 16 .2
12 .96 (b) 582,101 0 .45 (d) 0 .48 (e) 1 .76 10 .9
0 .30 (b) 543,902 0 .44 (d) 0 .47 (e) 2 .26 33 .8
19 .42 (b) 568,263 0 .45 (d) 0 .48 (e) 1 .32 20 .9
32 .27 539,619 0 .29 – 1 .12 34 .3
3 .40 430,895 0 .30 – 1 .79 16 .2
13 .14 474,902 0 .30 (c) – 1 .92 10 .9
0 .44 456,425 0 .29 (c) – 2 .45 33 .8
19 .57 501,264 0 .28 (c) – 1 .52 20 .9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
R-1 shares
2021 $ 16 .70 $ 0 .03 $ 5 .08 $ 5 .11 ( $ 0 .18 ) ( $ 0 .41 ) ( $ 0 .59 ) $ 21 .22
2020 16 .89 0 .15 0 .27 0 .42 ( 0 .17 ) ( 0 .44 ) ( 0 .61 ) 16 .70
2019 17 .10 0 .18 1 .55 1 .73 ( 0 .12 ) ( 1 .82 ) ( 1 .94 ) 16 .89
2018 18 .54 0 .31 ( 0 .34 ) ( 0 .03 ) ( 0 .18 ) ( 1 .23 ) ( 1 .41 ) 17 .10
2017 16 .09 0 .10 2 .80 2 .90 ( 0 .10 ) ( 0 .35 ) ( 0 .45 ) 18 .54
R-3 shares
2021 16 .65 0 .11 5 .05 5 .16 ( 0 .20 ) ( 0 .41 ) ( 0 .61 ) 21 .20
2020 16 .82 0 .22 0 .26 0 .48 ( 0 .21 ) ( 0 .44 ) ( 0 .65 ) 16 .65
2019 17 .11 0 .24 1 .52 1 .76 ( 0 .23 ) ( 1 .82 ) ( 2 .05 ) 16 .82
2018 18 .59 0 .32 ( 0 .31 ) 0 .01 ( 0 .26 ) ( 1 .23 ) ( 1 .49 ) 17 .11
2017 16 .12 0 .17 2 .79 2 .96 ( 0 .14 ) ( 0 .35 ) ( 0 .49 ) 18 .59
R-4 shares
2021 16 .91 0 .14 5 .13 5 .27 ( 0 .23 ) ( 0 .41 ) ( 0 .64 ) 21 .54
2020 17 .05 0 .23 0 .29 0 .52 ( 0 .22 ) ( 0 .44 ) ( 0 .66 ) 16 .91
2019 17 .31 0 .26 1 .55 1 .81 ( 0 .25 ) ( 1 .82 ) ( 2 .07 ) 17 .05
2018 18 .77 0 .41 ( 0 .35 ) 0 .06 ( 0 .29 ) ( 1 .23 ) ( 1 .52 ) 17 .31
2017 16 .29 0 .20 2 .82 3 .02 ( 0 .19 ) ( 0 .35 ) ( 0 .54 ) 18 .77
R-5 shares
2021 16 .85 0 .17 5 .10 5 .27 ( 0 .25 ) ( 0 .41 ) ( 0 .66 ) 21 .46
2020 17 .01 0 .25 0 .30 0 .55 ( 0 .27 ) ( 0 .44 ) ( 0 .71 ) 16 .85
2019 17 .28 0 .27 1 .55 1 .82 ( 0 .27 ) ( 1 .82 ) ( 2 .09 ) 17 .01
2018 18 .74 0 .45 ( 0 .37 ) 0 .08 ( 0 .31 ) ( 1 .23 ) ( 1 .54 ) 17 .28
2017 16 .27 0 .23 2 .81 3 .04 ( 0 .22 ) ( 0 .35 ) ( 0 .57 ) 18 .74

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
31 .17% $ 1,839 1 .15% 0 .16% 34 .3%
2 .47 1,098 1 .16 0 .90 16 .2
12 .16 1,131 1 .16 (b) 1 .13 10 .9
( 0 .38 ) 1,140 1 .16 (b) 1 .74 33 .8
18 .51 3,124 1 .16 0 .59 20 .9
31 .58 15,823 0 .84 0 .56 34 .3
2 .81 13,833 0 .85 1 .35 16 .2
12 .52 17,303 0 .85 (b) 1 .49 10 .9
( 0 .11 ) 20,976 0 .85 (b) 1 .79 33 .8
18 .90 19,487 0 .85 0 .98 20 .9
31 .78 8,882 0 .65 0 .69 34 .3
3 .02 6,076 0 .66 1 .40 16 .2
12 .70 6,943 0 .66 (b) 1 .61 10 .9
0 .16 10,768 0 .66 (b) 2 .24 33 .8
19 .09 15,686 0 .66 1 .13 20 .9
31 .91 30,075 0 .53 0 .86 34 .3
3 .18 22,124 0 .54 1 .54 16 .2
12 .81 26,719 0 .54 (b) 1 .66 10 .9
0 .25 25,539 0 .54 (b) 2 .49 33 .8
19 .26 40,367 0 .54 1 .35 20 .9
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2021 $ 12 .38 $ 0 .23 $ 1 .29 $ 1 .52 ( $ 0 .23 ) ( $ 0 .11 ) ( $ 0 .34 ) $ 13 .56
2020 12 .40 0 .25 0 .03 0 .28 ( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .38
2019 12 .08 0 .34 0 .79 1 .13 ( 0 .34 ) ( 0 .47 ) ( 0 .81 ) 12 .40
2018 12 .54 0 .34 ( 0 .38 ) ( 0 .04 ) ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 12 .08
2017 12 .07 0 .30 0 .52 0 .82 ( 0 .30 ) ( 0 .05 ) ( 0 .35 ) 12 .54
Class C shares
2021 12 .24 0 .13 1 .27 1 .40 ( 0 .12 ) ( 0 .11 ) ( 0 .23 ) 13 .41
2020 12 .26 0 .16 0 .03 0 .19 ( 0 .16 ) ( 0 .05 ) ( 0 .21 ) 12 .24
2019 11 .96 0 .25 0 .77 1 .02 ( 0 .25 ) ( 0 .47 ) ( 0 .72 ) 12 .26
2018 12 .42 0 .25 ( 0 .38 ) ( 0 .13 ) ( 0 .25 ) ( 0 .08 ) ( 0 .33 ) 11 .96
2017 11 .95 0 .21 0 .52 0 .73 ( 0 .21 ) ( 0 .05 ) ( 0 .26 ) 12 .42
Class J shares
2021 12 .26 0 .25 1 .28 1 .53 ( 0 .25 ) ( 0 .11 ) ( 0 .36 ) 13 .43
2020 12 .29 0 .27 0 .02 0 .29 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 12 .26
2019 11 .98 0 .36 0 .78 1 .14 ( 0 .36 ) ( 0 .47 ) ( 0 .83 ) 12 .29
2018 12 .44 0 .36 ( 0 .38 ) ( 0 .02 ) ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 11 .98
2017 11 .97 0 .32 0 .52 0 .84 ( 0 .32 ) ( 0 .05 ) ( 0 .37 ) 12 .44
Institutional shares
2021 12 .34 0 .26 1 .28 1 .54 ( 0 .26 ) ( 0 .11 ) ( 0 .37 ) 13 .51
2020 12 .36 0 .28 0 .03 0 .31 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 12 .34
2019 12 .04 0 .37 0 .79 1 .16 ( 0 .37 ) ( 0 .47 ) ( 0 .84 ) 12 .36
2018 12 .50 0 .38 ( 0 .38 ) – ( 0 .38 ) ( 0 .08 ) ( 0 .46 ) 12 .04
2017 12 .03 0 .34 0 .52 0 .86 ( 0 .34 ) ( 0 .05 ) ( 0 .39 ) 12 .50

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
12 .40% (b) $ 1,289,067 0 .59% – % 1 .72% 29 .3%
2 .30 (b) 1,085,818 0 .60 – 2 .04 35 .9
9 .93 (b) 1,057,769 0 .61 (c) – 2 .82 11 .1
( 0 .33 ) (b) 917,357 0 .60 (c) – 2 .77 22 .6
6 .92 (b) 981,216 0 .59 – 2 .47 19 .1
11 .58 (b) 205,567 1 .36 – 0 .96 29 .3
1 .54 (b) 237,410 1 .37 – 1 .29 35 .9
9 .02 (b) 265,220 1 .37 (c) – 2 .13 11 .1
( 1 .09 ) (b) 325,369 1 .37 (c) – 2 .01 22 .6
6 .17 (b) 363,723 1 .36 – 1 .71 19 .1
12 .61 (b) 1,321,469 0 .44 (d) 0 .46 (e) 1 .88 29 .3
2 .42 (b) 1,132,937 0 .43 (d) 0 .46 (e) 2 .22 35 .9
10 .13 (b) 1,139,080 0 .43 (d) 0 .46 (e) 3 .01 11 .1
( 0 .15 ) (b) 1,085,370 0 .43 (d) 0 .46 (e) 2 .95 22 .6
7 .14 (b) 1,169,968 0 .44 (d) 0 .47 (e) 2 .62 19 .1
12 .68 236,379 0 .31 – 2 .00 29 .3
2 .60 200,957 0 .32 – 2 .33 35 .9
10 .29 220,903 0 .32 (c) – 3 .12 11 .1
( 0 .03 ) 214,476 0 .30 (c) – 3 .06 22 .6
7 .26 213,452 0 .29 (c) – 2 .75 19 .1
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM FLEXIBLE INCOME PORTFOLIO
R-1 shares
2021 $ 12 .27 $ 0 .15 $ 1 .28 $ 1 .43 ( $ 0 .15 ) ( $ 0 .11 ) ( $ 0 .26 ) $ 13 .44
2020 12 .29 0 .19 0 .02 0 .21 ( 0 .18 ) ( 0 .05 ) ( 0 .23 ) 12 .27
2019 11 .98 0 .27 0 .79 1 .06 ( 0 .28 ) ( 0 .47 ) ( 0 .75 ) 12 .29
2018 12 .45 0 .27 ( 0 .38 ) ( 0 .11 ) ( 0 .28 ) ( 0 .08 ) ( 0 .36 ) 11 .98
2017 11 .98 0 .23 0 .52 0 .75 ( 0 .23 ) ( 0 .05 ) ( 0 .28 ) 12 .45
R-3 shares
2021 12 .31 0 .19 1 .28 1 .47 ( 0 .19 ) ( 0 .11 ) ( 0 .30 ) 13 .48
2020 12 .33 0 .22 0 .03 0 .25 ( 0 .22 ) ( 0 .05 ) ( 0 .27 ) 12 .31
2019 12 .02 0 .31 0 .78 1 .09 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .33
2018 12 .48 0 .31 ( 0 .38 ) ( 0 .07 ) ( 0 .31 ) ( 0 .08 ) ( 0 .39 ) 12 .02
2017 12 .00 0 .28 0 .52 0 .80 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 12 .48
R-4 shares
2021 12 .32 0 .22 1 .29 1 .51 ( 0 .22 ) ( 0 .11 ) ( 0 .33 ) 13 .50
2020 12 .34 0 .24 0 .03 0 .27 ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 12 .32
2019 12 .03 0 .34 0 .77 1 .11 ( 0 .33 ) ( 0 .47 ) ( 0 .80 ) 12 .34
2018 12 .48 0 .33 ( 0 .36 ) ( 0 .03 ) ( 0 .34 ) ( 0 .08 ) ( 0 .42 ) 12 .03
2017 12 .01 0 .30 0 .52 0 .82 ( 0 .30 ) ( 0 .05 ) ( 0 .35 ) 12 .48
R-5 shares
2021 12 .31 0 .23 1 .28 1 .51 ( 0 .23 ) ( 0 .11 ) ( 0 .34 ) 13 .48
2020 12 .33 0 .26 0 .03 0 .29 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 12 .31
2019 12 .02 0 .35 0 .78 1 .13 ( 0 .35 ) ( 0 .47 ) ( 0 .82 ) 12 .33
2018 12 .48 0 .35 ( 0 .38 ) ( 0 .03 ) ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 12 .02
2017 12 .01 0 .31 0 .52 0 .83 ( 0 .31 ) ( 0 .05 ) ( 0 .36 ) 12 .48

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
11 .81% $ 2,432 1 .15% 1 .16% 29 .3%
1 .74 2,307 1 .16 1 .53 35 .9
9 .37 3,225 1 .16 (b) 2 .23 11 .1
( 0 .95 ) 1,746 1 .16 (b) 2 .20 22 .6
6 .37 1,603 1 .16 1 .86 19 .1
12 .11 5,117 0 .84 1 .48 29 .3
2 .07 4,729 0 .85 1 .81 35 .9
9 .64 5,088 0 .85 (b) 2 .60 11 .1
( 0 .57 ) 5,380 0 .85 (b) 2 .52 22 .6
6 .76 6,057 0 .85 2 .26 19 .1
12 .39 5,108 0 .65 1 .65 29 .3
2 .26 4,664 0 .66 1 .94 35 .9
9 .82 3,019 0 .66 (b) 2 .87 11 .1
( 0 .30 ) 5,359 0 .66 (b) 2 .71 22 .6
6 .88 5,733 0 .66 2 .44 19 .1
12 .46 10,225 0 .53 1 .78 29 .3
2 .38 7,970 0 .54 2 .10 35 .9
9 .97 8,353 0 .54 (b) 2 .93 11 .1
( 0 .26 ) 11,471 0 .54 (b) 2 .88 22 .6
7 .01 16,290 0 .54 2 .58 19 .1
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2021 $ 18 .57 $ 0 .17 $ 6 .67 $ 6 .84 ( $ 0 .17 ) ( $ 0 .67 ) ( $ 0 .84 ) $ 24 .57
2020 18 .67 0 .21 0 .53 0 .74 ( 0 .25 ) ( 0 .59 ) ( 0 .84 ) 18 .57
2019 19 .81 0 .22 1 .86 2 .08 ( 0 .33 ) ( 2 .89 ) ( 3 .22 ) 18 .67
2018 21 .35 0 .44 ( 0 .58 ) ( 0 .14 ) ( 0 .34 ) ( 1 .06 ) ( 1 .40 ) 19 .81
2017 18 .24 0 .23 3 .55 3 .78 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 21 .35
Class C shares
2021 16 .43 0 .01 5 .87 5 .88 ( 0 .04 ) ( 0 .67 ) ( 0 .71 ) 21 .60
2020 16 .60 0 .07 0 .46 0 .53 ( 0 .11 ) ( 0 .59 ) ( 0 .70 ) 16 .43
2019 17 .98 0 .18 1 .54 1 .72 ( 0 .21 ) ( 2 .89 ) ( 3 .10 ) 16 .60
2018 19 .52 0 .26 ( 0 .53 ) ( 0 .27 ) ( 0 .21 ) ( 1 .06 ) ( 1 .27 ) 17 .98
2017 16 .73 0 .08 3 .26 3 .34 ( 0 .07 ) ( 0 .48 ) ( 0 .55 ) 19 .52
Class J shares
2021 17 .80 0 .19 6 .39 6 .58 ( 0 .20 ) ( 0 .67 ) ( 0 .87 ) 23 .51
2020 17 .93 0 .23 0 .51 0 .74 ( 0 .28 ) ( 0 .59 ) ( 0 .87 ) 17 .80
2019 19 .17 0 .26 1 .76 2 .02 ( 0 .37 ) ( 2 .89 ) ( 3 .26 ) 17 .93
2018 20 .70 0 .46 ( 0 .55 ) ( 0 .09 ) ( 0 .38 ) ( 1 .06 ) ( 1 .44 ) 19 .17
2017 17 .71 0 .25 3 .44 3 .69 ( 0 .22 ) ( 0 .48 ) ( 0 .70 ) 20 .70
Institutional shares
2021 18 .06 0 .23 6 .49 6 .72 ( 0 .23 ) ( 0 .67 ) ( 0 .90 ) 23 .88
2020 18 .18 0 .26 0 .52 0 .78 ( 0 .31 ) ( 0 .59 ) ( 0 .90 ) 18 .06
2019 19 .39 0 .29 1 .78 2 .07 ( 0 .39 ) ( 2 .89 ) ( 3 .28 ) 18 .18
2018 20 .93 0 .50 ( 0 .57 ) ( 0 .07 ) ( 0 .41 ) ( 1 .06 ) ( 1 .47 ) 19 .39
2017 17 .90 0 .29 3 .48 3 .77 ( 0 .26 ) ( 0 .48 ) ( 0 .74 ) 20 .93

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
37 .68% (b) $ 1,401,140 0 .60% – % 0 .75% 26 .3%
3 .93 (b) 1,069,149 0 .62 – 1 .15 19 .9
13 .89 (b) 1,114,994 0 .64 (c) – 1 .26 19 .9
( 0 .86 ) (b) 943,803 0 .63 (c) – 2 .10 49 .4
21 .34 (b) 1,023,096 0 .63 – 1 .16 19 .5
36 .56 (b) 115,136 1 .39 – 0 .04 26 .3
3 .14 (b) 120,962 1 .40 – 0 .41 19 .9
13 .01 (b) 139,759 1 .42 (c) – 1 .12 19 .9
( 1 .63 ) (b) 284,797 1 .38 (c) – 1 .37 49 .4
20 .48 (b) 324,383 1 .38 – 0 .42 19 .5
37 .88 (b) 410,297 0 .46 (d) 0 .48 (e) 0 .88 26 .3
4 .11 (b) 295,433 0 .46 (d) 0 .49 (e) 1 .31 19 .9
14 .07 (b) 308,330 0 .47 (d) 0 .50 (e) 1 .50 19 .9
( 0 .67 ) (b) 286,265 0 .45 (d) 0 .48 (e) 2 .27 49 .4
21 .52 (b) 310,009 0 .47 (d) 0 .50 (e) 1 .30 19 .5
38 .14 362,447 0 .29 – 1 .05 26 .3
4 .27 260,585 0 .30 – 1 .47 19 .9
14 .26 278,919 0 .30 (c) – 1 .66 19 .9
( 0 .55 ) 258,545 0 .29 (c) – 2 .44 49 .4
21 .76 273,691 0 .29 (c) – 1 .51 19 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(e) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SAM STRATEGIC GROWTH PORTFOLIO
R-1 shares
2021 $ 17 .81 $ 0 .03 $ 6 .44 $ 6 .47 $ – ( $ 0 .61 ) ( $ 0 .61 ) $ 23 .67
2020 17 .99 0 .04 0 .52 0 .56 ( 0 .15 ) ( 0 .59 ) ( 0 .74 ) 17 .81
2019 19 .11 0 .19 1 .74 1 .93 ( 0 .16 ) ( 2 .89 ) ( 3 .05 ) 17 .99
2018 20 .54 0 .32 ( 0 .57 ) ( 0 .25 ) ( 0 .12 ) ( 1 .06 ) ( 1 .18 ) 19 .11
2017 17 .55 0 .12 3 .43 3 .55 ( 0 .08 ) ( 0 .48 ) ( 0 .56 ) 20 .54
R-3 shares
2021 17 .72 0 .08 6 .40 6 .48 ( 0 .10 ) ( 0 .67 ) ( 0 .77 ) 23 .43
2020 17 .86 0 .18 0 .48 0 .66 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 17 .72
2019 19 .09 0 .23 1 .73 1 .96 ( 0 .30 ) ( 2 .89 ) ( 3 .19 ) 17 .86
2018 20 .62 0 .39 ( 0 .57 ) ( 0 .18 ) ( 0 .29 ) ( 1 .06 ) ( 1 .35 ) 19 .09
2017 17 .63 0 .19 3 .42 3 .61 ( 0 .14 ) ( 0 .48 ) ( 0 .62 ) 20 .62
R-4 shares
2021 17 .91 0 .18 6 .40 6 .58 ( 0 .16 ) ( 0 .67 ) ( 0 .83 ) 23 .66
2020 18 .02 0 .19 0 .52 0 .71 ( 0 .23 ) ( 0 .59 ) ( 0 .82 ) 17 .91
2019 19 .23 0 .27 1 .73 2 .00 ( 0 .32 ) ( 2 .89 ) ( 3 .21 ) 18 .02
2018 20 .78 0 .43 ( 0 .58 ) ( 0 .15 ) ( 0 .34 ) ( 1 .06 ) ( 1 .40 ) 19 .23
2017 17 .77 0 .20 3 .48 3 .68 ( 0 .19 ) ( 0 .48 ) ( 0 .67 ) 20 .78
R-5 shares
2021 17 .84 0 .17 6 .40 6 .57 ( 0 .18 ) ( 0 .67 ) ( 0 .85 ) 23 .56
2020 17 .97 0 .22 0 .51 0 .73 ( 0 .27 ) ( 0 .59 ) ( 0 .86 ) 17 .84
2019 19 .20 0 .24 1 .77 2 .01 ( 0 .35 ) ( 2 .89 ) ( 3 .24 ) 17 .97
2018 20 .73 0 .47 ( 0 .59 ) ( 0 .12 ) ( 0 .35 ) ( 1 .06 ) ( 1 .41 ) 19 .20
2017 17 .74 0 .26 3 .43 3 .69 ( 0 .22 ) ( 0 .48 ) ( 0 .70 ) 20 .73

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
36 .96% $ 420 1 .15% 0 .15% 26 .3%
3 .07 344 1 .16 0 .22 19 .9
13 .32 413 1 .16 (b) 1 .08 19 .9
( 1 .43 ) 593 1 .16 (b) 1 .60 49 .4
20 .71 2,060 1 .16 0 .64 19 .5
37 .38 9,782 0 .84 0 .36 26 .3
3 .66 6,440 0 .85 1 .05 19 .9
13 .69 7,794 0 .85 (b) 1 .34 19 .9
( 1 .10 ) 10,910 0 .85 (b) 1 .94 49 .4
21 .05 12,339 0 .85 1 .01 19 .5
37 .63 4,069 0 .65 0 .84 26 .3
3 .91 8,355 0 .66 1 .10 19 .9
13 .88 9,416 0 .66 (b) 1 .55 19 .9
( 0 .92 ) 13,132 0 .66 (b) 2 .12 49 .4
21 .34 15,237 0 .66 1 .07 19 .5
37 .80 (c) 24,908 0 .53 0 .77 26 .3
4 .04 15,052 0 .54 1 .28 19 .9
13 .99 16,847 0 .54 (b) 1 .39 19 .9
( 0 .79 ) 14,622 0 .54 (b) 2 .31 49 .4
21 .44 18,177 0 .54 1 .38 19 .5
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
Class A shares
2021 $ 12 .54 $ 0 .11 ( $ 0 .13 ) ( $ 0 .02 ) ( $ 0 .11 ) ( $ 0 .09 ) ( $ 0 .20 ) $ 12 .32
2020 12 .32 0 .20 0 .22 0 .42 ( 0 .20 ) – ( 0 .20 ) 12 .54
2019 12 .01 0 .27 0 .31 0 .58 ( 0 .27 ) – ( 0 .27 ) 12 .32
2018 12 .21 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) – ( 0 .24 ) 12 .01
2017 12 .23 0 .21 ( 0 .02 ) 0 .19 ( 0 .21 ) – ( 0 .21 ) 12 .21
Class C shares
2021 12 .55 – ( 0 .13 ) ( 0 .13 ) ( 0 .01 ) ( 0 .09 ) ( 0 .10 ) 12 .32
2020 12 .33 0 .09 0 .22 0 .31 ( 0 .09 ) – ( 0 .09 ) 12 .55
2019 12 .01 0 .16 0 .32 0 .48 ( 0 .16 ) – ( 0 .16 ) 12 .33
2018 12 .21 0 .13 ( 0 .20 ) ( 0 .07 ) ( 0 .13 ) – ( 0 .13 ) 12 .01
2017 12 .24 0 .10 ( 0 .03 ) 0 .07 ( 0 .10 ) – ( 0 .10 ) 12 .21
Class J shares
2021 12 .53 0 .12 ( 0 .13 ) ( 0 .01 ) ( 0 .12 ) ( 0 .09 ) ( 0 .21 ) 12 .31
2020 12 .31 0 .20 0 .23 0 .43 ( 0 .21 ) – ( 0 .21 ) 12 .53
2019 12 .00 0 .27 0 .31 0 .58 ( 0 .27 ) – ( 0 .27 ) 12 .31
2018 12 .20 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) – ( 0 .24 ) 12 .00
2017 12 .22 0 .21 ( 0 .02 ) 0 .19 ( 0 .21 ) – ( 0 .21 ) 12 .20
Institutional shares
2021 12 .53 0 .14 ( 0 .13 ) 0 .01 ( 0 .14 ) ( 0 .09 ) ( 0 .23 ) 12 .31
2020 12 .31 0 .23 0 .22 0 .45 ( 0 .23 ) – ( 0 .23 ) 12 .53
2019 12 .00 0 .30 0 .31 0 .61 ( 0 .30 ) – ( 0 .30 ) 12 .31
2018 12 .20 0 .27 ( 0 .20 ) 0 .07 ( 0 .27 ) – ( 0 .27 ) 12 .00
2017 12 .22 0 .24 ( 0 .02 ) 0 .22 ( 0 .24 ) – ( 0 .24 ) 12 .20

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
( 0 .17 ) % (b) $ 470,326 0 .67% – % 0 .89% 52 .4%
3 .47 (b) 445,243 0 .67 – 1 .59 76 .0
4 .88 (b) 310,526 0 .69 – 2 .22 52 .4
0 .31 (b) 292,426 0 .67 – 1 .98 57 .3
1 .55 (b) 325,872 0 .68 – 1 .72 59 .5
( 1 .09 ) (b) 34,992 1 .56 – 0 .02 52 .4
2 .55 (b) 57,463 1 .56 – 0 .72 76 .0
4 .03 (b) 51,869 1 .59 – 1 .33 52 .4
( 0 .59 ) (b) 63,169 1 .57 – 1 .07 57 .3
0 .57 (b) 77,278 1 .57 – 0 .82 59 .5
( 0 .13 ) (b) 154,334 0 .62 (c) 0 .65 (d) 0 .94 52 .4
3 .49 (b) 168,395 0 .65 (c) 0 .68 (d) 1 .62 76 .0
4 .91 (b) 131,795 0 .67 (c) 0 .70 (d) 2 .24 52 .4
0 .33 (b) 123,856 0 .66 (c) 0 .69 (d) 1 .99 57 .3
1 .58 (b) 139,726 0 .65 (c) 0 .68 (d) 1 .74 59 .5
0 .06 3,531,191 0 .43 (e) – 1 .14 52 .4
3 .72 5,210,042 0 .43 (e) – 1 .85 76 .0
5 .16 4,736,982 0 .43 (e) – 2 .48 52 .4
0 .56 4,271,619 0 .43 (e) – 2 .23 57 .3
1 .81 3,636,356 0 .43 (e) – 1 .97 59 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SHORT-TERM INCOME FUND
R-1 shares
2021 $ 12 .54 $ 0 .04 ( $ 0 .14 ) ( $ 0 .10 ) ( $ 0 .04 ) ( $ 0 .09 ) ( $ 0 .13 ) $ 12 .31
2020 12 .32 0 .12 0 .23 0 .35 ( 0 .13 ) – ( 0 .13 ) 12 .54
2019 12 .01 0 .20 0 .31 0 .51 ( 0 .20 ) – ( 0 .20 ) 12 .32
2018 12 .20 0 .17 ( 0 .20 ) ( 0 .03 ) ( 0 .16 ) – ( 0 .16 ) 12 .01
2017 12 .22 0 .13 ( 0 .02 ) 0 .11 ( 0 .13 ) – ( 0 .13 ) 12 .20
R-3 shares
2021 12 .54 0 .07 ( 0 .12 ) ( 0 .05 ) ( 0 .08 ) ( 0 .09 ) ( 0 .17 ) 12 .32
2020 12 .32 0 .16 0 .22 0 .38 ( 0 .16 ) – ( 0 .16 ) 12 .54
2019 12 .01 0 .23 0 .32 0 .55 ( 0 .24 ) – ( 0 .24 ) 12 .32
2018 12 .21 0 .20 ( 0 .20 ) – ( 0 .20 ) – ( 0 .20 ) 12 .01
2017 12 .23 0 .17 ( 0 .02 ) 0 .15 ( 0 .17 ) – ( 0 .17 ) 12 .21
R-4 shares
2021 12 .53 0 .09 ( 0 .12 ) ( 0 .03 ) ( 0 .10 ) ( 0 .09 ) ( 0 .19 ) 12 .31
2020 12 .31 0 .18 0 .23 0 .41 ( 0 .19 ) – ( 0 .19 ) 12 .53
2019 12 .00 0 .26 0 .31 0 .57 ( 0 .26 ) – ( 0 .26 ) 12 .31
2018 12 .20 0 .22 ( 0 .20 ) 0 .02 ( 0 .22 ) – ( 0 .22 ) 12 .00
2017 12 .23 0 .20 ( 0 .04 ) 0 .16 ( 0 .19 ) – ( 0 .19 ) 12 .20
R-5 shares
2021 12 .54 0 .11 ( 0 .13 ) ( 0 .02 ) ( 0 .11 ) ( 0 .09 ) ( 0 .20 ) 12 .32
2020 12 .33 0 .20 0 .21 0 .41 ( 0 .20 ) – ( 0 .20 ) 12 .54
2019 12 .01 0 .27 0 .32 0 .59 ( 0 .27 ) – ( 0 .27 ) 12 .33
2018 12 .21 0 .24 ( 0 .20 ) 0 .04 ( 0 .24 ) – ( 0 .24 ) 12 .01
2017 12 .23 0 .21 ( 0 .02 ) 0 .19 ( 0 .21 ) – ( 0 .21 ) 12 .21

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
( 0 .86 ) % $ 532 1 .29% 0 .28% 52 .4%
2 .83 998 1 .29 (b) 0 .94 76 .0
4 .26 429 1 .29 (b) 1 .62 52 .4
( 0 .23 ) 841 1 .29 (b) 1 .38 57 .3
0 .93 500 1 .29 (b) 1 .10 59 .5
( 0 .48 ) 10,268 0 .98 0 .58 52 .4
3 .15 14,361 0 .98 (b) 1 .30 76 .0
4 .58 13,832 0 .98 (b) 1 .93 52 .4
0 .00 14,259 0 .98 (b) 1 .67 57 .3
1 .25 13,662 0 .98 (b) 1 .41 59 .5
( 0 .29 ) 14,111 0 .79 (b) 0 .76 52 .4
3 .35 6,435 0 .79 (b) 1 .45 76 .0
4 .78 3,816 0 .79 (b) 2 .12 52 .4
0 .19 8,394 0 .79 (b) 1 .86 57 .3
1 .36 9,181 0 .79 (b) 1 .61 59 .5
( 0 .17 ) 11,377 0 .67 0 .90 52 .4
3 .38 12,410 0 .67 (b) 1 .62 76 .0
4 .99 14,704 0 .67 (b) 2 .23 52 .4
0 .31 9,938 0 .67 (b) 1 .98 57 .3
1 .56 9,955 0 .67 (b) 1 .72 59 .5
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
Class A shares
2021 $ 20 .37 ( $ 0 .10 ) $ 11 .00 $ 10 .90 $ – ( $ 0 .56 ) ( $ 0 .56 ) $ 30 .71
2020 20 .79 – 0 .79 0 .79 – ( 1 .21 ) ( 1 .21 ) 20 .37
2019 22 .60 0 .01 1 .09 1 .10 ( 0 .01 ) ( 2 .90 ) ( 2 .91 ) 20 .79
2018 24 .13 0 .01 0 .43 0 .44 – ( 1 .97 ) ( 1 .97 ) 22 .60
2017 20 .02 ( 0 .02 ) 4 .65 4 .63 ( 0 .09 ) ( 0 .43 ) ( 0 .52 ) 24 .13
Class C shares
2021 17 .54 ( 0 .28 ) 9 .42 9 .14 – ( 0 .56 ) ( 0 .56 ) 26 .12
2020 18 .20 ( 0 .14 ) 0 .69 0 .55 – ( 1 .21 ) ( 1 .21 ) 17 .54
2019 20 .33 ( 0 .14 ) 0 .91 0 .77 – ( 2 .90 ) ( 2 .90 ) 18 .20
2018 22 .06 ( 0 .16 ) 0 .40 0 .24 – ( 1 .97 ) ( 1 .97 ) 20 .33
2017 18 .40 ( 0 .19 ) 4 .28 4 .09 – ( 0 .43 ) ( 0 .43 ) 22 .06
Class J shares
2021 19 .30 ( 0 .05 ) 10 .42 10 .37 – ( 0 .56 ) ( 0 .56 ) 29 .11
2020 19 .77 0 .02 0 .76 0 .78 ( 0 .04 ) ( 1 .21 ) ( 1 .25 ) 19 .30
2019 21 .67 0 .04 1 .01 1 .05 ( 0 .05 ) ( 2 .90 ) ( 2 .95 ) 19 .77
2018 23 .18 0 .05 0 .42 0 .47 ( 0 .01 ) ( 1 .97 ) ( 1 .98 ) 21 .67
2017 19 .26 0 .01 4 .48 4 .49 ( 0 .14 ) ( 0 .43 ) ( 0 .57 ) 23 .18
Institutional shares
2021 22 .21 ( 0 .03 ) 12 .01 11 .98 – ( 0 .59 ) ( 0 .59 ) 33 .60
2020 22 .56 0 .06 0 .88 0 .94 ( 0 .08 ) ( 1 .21 ) ( 1 .29 ) 22 .21
2019 24 .26 0 .09 1 .20 1 .29 ( 0 .09 ) ( 2 .90 ) ( 2 .99 ) 22 .56
2018 25 .74 0 .11 0 .44 0 .55 ( 0 .06 ) ( 1 .97 ) ( 2 .03 ) 24 .26
2017 21 .31 0 .08 4 .96 5 .04 ( 0 .18 ) ( 0 .43 ) ( 0 .61 ) 25 .74
R-1 shares
2021 18 .94 ( 0 .22 ) 10 .19 9 .97 – ( 0 .56 ) ( 0 .56 ) 28 .35
2020 19 .49 ( 0 .09 ) 0 .75 0 .66 – ( 1 .21 ) ( 1 .21 ) 18 .94
2019 21 .46 ( 0 .07 ) 1 .00 0 .93 – ( 2 .90 ) ( 2 .90 ) 19 .49
2018 23 .11 ( 0 .09 ) 0 .41 0 .32 – ( 1 .97 ) ( 1 .97 ) 21 .46
2017 19 .20 ( 0 .12 ) 4 .48 4 .36 ( 0 .02 ) ( 0 .43 ) ( 0 .45 ) 23 .11

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
54 .21% (b) $ 348,066 1 .12% – % ( 0 .35 ) % 38 .0%
3 .71 (b) 202,896 1 .18 – ( 0 .03 ) 41 .6
7 .38 (b) 218,037 1 .22 – 0 .04 40 .0
1 .73 (b) 218,500 1 .18 – 0 .06 51 .6
23 .33 (b) 228,263 1 .23 – ( 0 .11 ) 67 .5
52 .89 (b) 29,570 1 .96 – ( 1 .18 ) 38 .0
2 .85 (b) 21,727 2 .03 – ( 0 .87 ) 41 .6
6 .44 (b) 26,671 2 .04 (c) – ( 0 .77 ) 40 .0
0 .93 (b) 34,505 1 .98 (c) – ( 0 .75 ) 51 .6
22 .39 (b) 31,527 2 .02 (c) – ( 0 .91 ) 67 .5
54 .39 (b) ,(d) 259,335 0 .98 (e) 1 .00 (f) ( 0 .20 ) 38 .0
3 .88 (b) ,(d) 175,489 1 .03 (e) 1 .06 (f) 0 .12 41 .6
7 .50 (b) 189,772 1 .06 (e) 1 .09 (f) 0 .20 40 .0
1 .93 (b) 191,225 1 .02 (e) 1 .05 (f) 0 .22 51 .6
23 .56 (b) 203,083 1 .05 (e) 1 .08 (f) 0 .07 67 .5
54 .64 577,259 0 .85 (c) – ( 0 .09 ) 38 .0
4 .07 147,591 0 .85 (c) – 0 .28 41 .6
7 .72 (d) 107,829 0 .85 (c) – 0 .41 40 .0
2 .12 (d) 91,484 0 .81 (c) – 0 .42 51 .6
23 .89 73,867 0 .80 (c) – 0 .32 67 .5
53 .43 (d) 2,847 1 .62 – ( 0 .84 ) 38 .0
3 .24 1,825 1 .63 – ( 0 .48 ) 41 .6
6 .91 2,407 1 .63 – ( 0 .37 ) 40 .0
1 .25 2,403 1 .63 – ( 0 .38 ) 51 .6
22 .86 2,917 1 .65 – ( 0 .54 ) 67 .5
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit.
(d) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(e) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(f) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP FUND
R-3 shares
2021 $ 20.28 ( $ 0.15) $ 10.94 $ 10.79 $ – ( $ 0.56) ( $ 0.56) $ 30.51
2020 20.72 (0.03) 0.80 0.77 – (1.21) (1.21) 20.28
2019 22.55 (0.01) 1.08 1.07 – (2.90) (2.90) 20.72
2018 24.12 (0.02) 0.42 0.40 – (1.97) (1.97) 22.55
2017 20.01 (0.05) 4.67 4.62 (0.08) (0.43) (0.51) 24.12
R-4 shares
2021 21.30 (0.10) 11.51 11.41 – (0.56) (0.56) 32.15
2020 21.69 – 0.84 0 .84 (0.02) (1.21) (1.23) 21.30
2019 23.46 0.03 1.14 1.17 (0.04) (2.90) (2.94) 21.69
2018 24.96 0.03 0.44 0.47 – (1.97) (1.97) 23.46
2017 20.70 (0.01) 4.82 4.81 (0.12) (0.43) (0.55) 24.96
R-5 shares
2021 21.91 ( 0 .07) 11.86 11.79 – (0.56) (0.56) 33.14
2020 22.28 0.03 0.86 0.89 (0.05) (1.21) (1.26) 21.91
2019 24.00 0.06 1.17 1.23 (0.05) (2.90) (2.95) 22.28
2018 25.47 0.06 0.45 0.51 (0.01) (1.97) (1.98) 24.00
2017 21.10 0.02 4.92 4.94 (0.14) (0.43) (0.57) 25.47
R-6 shares
2021 22.21 – 12.01 12.01 – (0.61) (0.61) 33.61
2020 22.56 0.08 0.88 0.96 (0.10) (1.21) (1.31) 22.21
2019 24.25 0.11 1.20 1.31 (0.10) (2.90) (3.00) 22.56
2018 25.72 0.11 0.46 0.57 (0.07) (1.97) (2.04) 24.25
2017(d) 23.47 0.02 2.85 2.87 (0.19) (0.43) (0.62) 25.72

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return Net Assets, End of Period (in thousands)
Ratio of Expenses to Average
Net Assets
Ratio of Net Investment Income
to Average Net Assets Portfolio Turnover Rate
53.90% $ 15,267 1.31% (0.54) % 38.0%
3.60 7,119 1.32 (0.17) 41.6
7.23 9,247 1.32 (0.06) 40.0
1.55 11,352 1.32 (0.07) 51.6
23.27 14,310 1.34 (0.22) 67.5
54.23 50,467 1.12 (0.35) 38.0
3.78 28,740 1.13 0.01 41.6
7.42 25,604 1.13 0.12 40.0
1.80 18,401 1.13 0.10 51.6
23.44 16,508 1.15 (0.04) 67.5
54.46 44,522 1.00 (0.23) 38.0
3.88 26,842 1.01 0.13 41.6
7.55 23,288 1.01 0.26 40.0
1.92 22,556 1.01 0.22 51.6
23.62 20,270 1.03 0.10 67.5
54.76 169,609 0.75 (b) 0.01 38.0
4.14 75,621 0.77 (b) 0.37 41.6
7.82 (c) 62,428 0.77 (b) 0.49 40.0
2.20 (c) 48,252 0.77 (b) 0.42 51.6
12.44 (e) 23,391 0.77 (b),(f) 0.10 (f) 67.5
(a) Calculated based on average shares outstanding during the period.
(b) Reflects Manager's contractual expense limit.
(c) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(d) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(e) Total return amounts have not been annualized.
(f) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Distributions from
Realized Gains
Total Dividends
and Distributions
Net Asset Value,
End of Period
SMALLCAP GROWTH FUND I
Class J shares
2021 $ 10 .37 ( $ 0 .09 ) $ 3 .94 $ 3 .85 ( $ 0 .88 ) ( $ 0 .88 ) $ 13 .34
2020 9 .29 ( 0 .07 ) 2 .16 2 .09 ( 1 .01 ) ( 1 .01 ) 10 .37
2019 10 .56 ( 0 .07 ) 0 .69 0 .62 ( 1 .89 ) ( 1 .89 ) 9 .29
2018 10 .88 ( 0 .09 ) 1 .04 0 .95 ( 1 .27 ) ( 1 .27 ) 10 .56
2017 8 .59 ( 0 .09 ) 2 .74 2 .65 ( 0 .36 ) ( 0 .36 ) 10 .88
Institutional shares
2021 15 .56 ( 0 .12 ) 5 .98 5 .86 ( 0 .88 ) ( 0 .88 ) 20 .54
2020 13 .45 ( 0 .08 ) 3 .20 3 .12 ( 1 .01 ) ( 1 .01 ) 15 .56
2019 14 .29 ( 0 .07 ) 1 .12 1 .05 ( 1 .89 ) ( 1 .89 ) 13 .45
2018 14 .27 ( 0 .08 ) 1 .37 1 .29 ( 1 .27 ) ( 1 .27 ) 14 .29
2017 11 .13 ( 0 .06 ) 3 .56 3 .50 ( 0 .36 ) ( 0 .36 ) 14 .27
R-1 shares
2021 11 .67 ( 0 .19 ) 4 .45 4 .26 ( 0 .88 ) ( 0 .88 ) 15 .05
2020 10 .40 ( 0 .14 ) 2 .42 2 .28 ( 1 .01 ) ( 1 .01 ) 11 .67
2019 11 .62 ( 0 .14 ) 0 .81 0 .67 ( 1 .89 ) ( 1 .89 ) 10 .40
2018 11 .91 ( 0 .17 ) 1 .15 0 .98 ( 1 .27 ) ( 1 .27 ) 11 .62
2017 9 .42 ( 0 .15 ) 3 .00 2 .85 ( 0 .36 ) ( 0 .36 ) 11 .91
R-3 shares
2021 12 .30 ( 0 .16 ) 4 .70 4 .54 ( 0 .88 ) ( 0 .88 ) 15 .96
2020 10 .87 ( 0 .11 ) 2 .55 2 .44 ( 1 .01 ) ( 1 .01 ) 12 .30
2019 12 .02 ( 0 .11 ) 0 .85 0 .74 ( 1 .89 ) ( 1 .89 ) 10 .87
2018 12 .25 ( 0 .14 ) 1 .18 1 .04 ( 1 .27 ) ( 1 .27 ) 12 .02
2017 9 .65 ( 0 .12 ) 3 .08 2 .96 ( 0 .36 ) ( 0 .36 ) 12 .25
R-4 shares
2021 13 .40 ( 0 .14 ) 5 .13 4 .99 ( 0 .88 ) ( 0 .88 ) 17 .51
2020 11 .74 ( 0 .10 ) 2 .77 2 .67 ( 1 .01 ) ( 1 .01 ) 13 .40
2019 12 .79 ( 0 .10 ) 0 .94 0 .84 ( 1 .89 ) ( 1 .89 ) 11 .74
2018 12 .94 ( 0 .12 ) 1 .24 1 .12 ( 1 .27 ) ( 1 .27 ) 12 .79
2017 10 .15 ( 0 .11 ) 3 .26 3 .15 ( 0 .36 ) ( 0 .36 ) 12 .94
R-5 shares
2021 14 .25 ( 0 .13 ) 5 .47 5 .34 ( 0 .88 ) ( 0 .88 ) 18 .71
2020 12 .42 ( 0 .09 ) 2 .93 2 .84 ( 1 .01 ) ( 1 .01 ) 14 .25
2019 13 .39 ( 0 .09 ) 1 .01 0 .92 ( 1 .89 ) ( 1 .89 ) 12 .42
2018 13 .47 ( 0 .11 ) 1 .30 1 .19 ( 1 .27 ) ( 1 .27 ) 13 .39
2017 10 .55 ( 0 .10 ) 3 .38 3 .28 ( 0 .36 ) ( 0 .36 ) 13 .47
R-6 shares
2021 15 .55 ( 0 .10 ) 5 .99 5 .89 ( 0 .88 ) ( 0 .88 ) 20 .56
2020 13 .43 ( 0 .06 ) 3 .19 3 .13 ( 1 .01 ) ( 1 .01 ) 15 .55
2019 14 .27 ( 0 .06 ) 1 .11 1 .05 ( 1 .89 ) ( 1 .89 ) 13 .43
2018 14 .25 ( 0 .08 ) 1 .37 1 .29 ( 1 .27 ) ( 1 .27 ) 14 .27
2017 11 .11 ( 0 .08 ) 3 .58 3 .50 ( 0 .36 ) ( 0 .36 ) 14 .25

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
38 .18% (b) $ 103,343 1 .07% (c) 1 .11% (d) ( 0 .74 ) % 62 .1%
24 .24 (b) 78,084 1 .16 (c) 1 .22 (d) ( 0 .75 ) 67 .6
10 .17 (b) 69,567 1 .33 (c) 1 .45 (d) ( 0 .81 ) 57 .4
8 .82 (b) 66,138 1 .29 (c) 1 .41 (d) ( 0 .81 ) 68 .8
31 .61 (b) 58,650 1 .36 (c) 1 .47 (d) ( 0 .91 ) 52 .3
38 .44 (e) 300,718 0 .93 (f) – ( 0 .60 ) 62 .1
24 .51 (e) 222,802 0 .97 (f) – ( 0 .57 ) 67 .6
10 .50 (e) 148,229 1 .02 (f) – ( 0 .50 ) 57 .4
9 .12 152,106 1 .02 (f) – ( 0 .54 ) 68 .8
32 .04 163,287 1 .02 (f) – ( 0 .53 ) 52 .3
37 .37 (e) 2,523 1 .71 (f) – ( 1 .38 ) 62 .1
23 .53 (e) 1,980 1 .75 (f) – ( 1 .34 ) 67 .6
9 .59 1,757 1 .87 (f) – ( 1 .35 ) 57 .4
8 .27 2,255 1 .87 (f) – ( 1 .39 ) 68 .8
30 .92 2,363 1 .88 (f) – ( 1 .42 ) 52 .3
37 .78 18,489 1 .40 (f) – ( 1 .07 ) 62 .1
23 .92 13,013 1 .44 (f) – ( 1 .03 ) 67 .6
9 .90 13,075 1 .56 (f) – ( 1 .04 ) 57 .4
8 .54 14,357 1 .56 (f) – ( 1 .08 ) 68 .8
31 .34 17,282 1 .57 (f) – ( 1 .11 ) 52 .3
38 .13 (e) 21,478 1 .21 (f) – ( 0 .88 ) 62 .1
24 .12 15,438 1 .25 (f) – ( 0 .84 ) 67 .6
10 .11 12,710 1 .37 (f) – ( 0 .85 ) 57 .4
8 .72 12,526 1 .37 (f) – ( 0 .89 ) 68 .8
31 .67 12,382 1 .38 (f) – ( 0 .91 ) 52 .3
38 .24 50,285 1 .09 (f) – ( 0 .75 ) 62 .1
24 .17 42,541 1 .13 (f) – ( 0 .72 ) 67 .6
10 .29 37,322 1 .25 (f) – ( 0 .73 ) 57 .4
8 .91 43,250 1 .25 (f) – ( 0 .77 ) 68 .8
31 .71 40,715 1 .26 (f) – ( 0 .80 ) 52 .3
38 .60 2,780,704 0 .83 (f) – ( 0 .50 ) 62 .1
24 .63 (e) 1,817,204 0 .86 (f) – ( 0 .46 ) 67 .6
10 .52 (e) 1,497,648 0 .99 (f) – ( 0 .48 ) 57 .4
9 .13 1,457,244 0 .99 (f) – ( 0 .52 ) 68 .8
32 .10 1,299,913 1 .01 (f) – ( 0 .63 ) 52 .3
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP S&P 600 INDEX FUND
Class J shares
2021 $ 20.17 $ 0.24 $ 11.32 $ 11.56 ( $ 0.24) ( $ 0.31) ( $ 0.55) $ 31.18
2020 23.55 0.21 (1.85) (1.64) (0.26) (1.48) (1.74) 20.17
2019 26.23 0.23 0.04 0.27 (0.27) (2.68) (2.95) 23.55
2018 26.68 0.24 1.10 1.34 (0.25) (1.54) (1.79) 26.23
2017 22.37 0.23 5.75 5.98 (0.22) (1.45) (1.67) 26.68
Institutional shares
2021 21.54 0.31 12.09 12.40 (0.27) (0.31) (0.58) 33.36
2020 25.03 0.27 (1.98) (1.71) (0.30) (1.48) (1.78) 21.54
2019 27.68 0.30 0.05 0.35 (0.32) (2.68) (3.00) 25.03
2018 28.06 0.31 1.15 1.46 (0.30) (1.54) (1.84) 27.68
2017 23.44 0.30 6.04 6.34 (0.27) (1.45) (1.72) 28.06
R-1 shares
2021 21.08 0.06 11.85 11.91 (0.09) (0.31) (0.40) 32.59
2020 24.50 0.09 (1.95) (1.86) (0.08) (1.48) (1.56) 21.08
2019 27.11 0.10 0.07 0.17 (0.10) (2.68) (2.78) 24.50
2018 27.53 0.07 1.14 1.21 (0.09) (1.54) (1.63) 27.11
2017 23.06 0.09 5.92 6.01 (0.09) (1.45) (1.54) 27.53
R-3 shares
2021 21.99 0.16 12.35 12.51 (0.15) (0.31) (0.46) 34.04
2020 25.52 0.16 (2.02) (1.86) (0.19) (1.48) (1.67) 21.99
2019 28.12 0.18 0.08 0.26 (0.18) (2.68) (2.86) 25.52
2018 28.49 0.17 1.17 1.34 (0.17) (1.54) (1.71) 28.12
2017 23.79 0.17 6.13 6.30 (0.15) (1.45) (1.60) 28.49
R-4 shares
2021 22.28 0.22 12.53 12.75 (0.20) (0.31) (0.51) 34.52
2020 25.84 0.21 (2.07) (1.86) (0.22) (1.48) (1.70) 22.28
2019 28.43 0.23 0.08 0.31 (0.22) (2.68) (2.90) 25.84
2018 28.77 0.23 1.19 1.42 (0.22) (1.54) (1.76) 28.43
2017 24.01 0.22 6.18 6.40 (0.19) (1.45) (1.64) 28.77
R-5 shares
2021 22.44 0.26 12.60 12.86 (0.23) (0.31) (0.54) 34.76
2020 26.00 0.23 (2.06) (1.83) (0.25) (1.48) (1.73) 22.44
2019 28.59 0.27 0.08 0.35 (0.26) (2.68) (2.94) 26.00
2018 28.93 0.26 1.19 1.45 (0.25) (1.54) (1.79) 28.59
2017 24.13 0.26 6.21 6.47 (0.22) (1.45) (1.67) 28.93
R-6 shares
2021 21.54 0.33 12.08 12.41 (0.29) (0.31) (0.60) 33.35
2020 25.03 0.27 (1.96) (1.69) (0.32) (1.48) (1.80) 21.54
2019 27.67 0.31 0.06 0.37 (0.33) (2.68) (3.01) 25.03
2018 28.05 0.32 1.15 1.47 (0.31) (1.54) (1.85) 27.67
2017(g) 26.52 0.27 2.99 3.26 (0.28) (1.45) (1.73) 28.05

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
57.97% (b) $ 209,971 0.39% (c) 0.41% (d) 0.83% 11.9%
(7.93) (b) 136,338 0.42 (c) 0.45 (d) 1.02 21.4
2.86 (b) 171,912 0.44 (c) 0.47 (d) 1.01 16.8
5.14 (b) 182,777 0.41 (c) 0.44 (d) 0.89 17.4
27.32 (b) 182,503 0.43 (c) 0.46 (d) 0.94 14.0
58.26 291,508 0.21 (e) – 1.01 11.9
(7.75) 218,125 0.24 (e) – 1.22 21.4
3.04 330,036 0.24 (e) – 1.21 16.8
5.32 359,661 0.22 (e) – 1.08 17.4
27.64 395,731 0.22 (e) – 1.17 14.0
56.98 (f) 8,077 1.04 – 0.18 11.9
(8.48) 6,987 1.04 – 0.42 21.4
2.24 10,201 1.04 – 0.41 16.8
4.46 12,877 1.04 – 0.26 17.4
26.56 13,654 1.04 – 0.34 14.0
57.42 103,119 0.73 – 0.49 11.9
(8.19) 71,759 0.73 – 0.72 21.4
2.55 101,745 0.73 – 0.73 16.8
4.77 109,187 0.73 – 0.57 17.4
26.99 122,349 0.73 – 0.65 14.0
57.78 45,339 0.54 – 0.68 11.9
(8.07) 39,413 0.54 – 0.92 21.4
2.75 57,686 0.54 – 0.92 16.8
5.01 74,989 0.54 – 0.76 17.4
27.20 90,479 0.54 – 0.83 14.0
57.89 128,741 0.42 – 0.80 11.9
(7.91) 92,028 0.42 – 1.04 21.4
2.89 132,921 0.42 – 1.04 16.8
5.10 179,867 0.42 – 0.88 17.4
27.38 195,569 0.42 – 0.96 14.0
58.33 646,055 0.16 (e) – 1.06 11.9
(7.67) 459,359 0.16 (e) – 1.28 21.4
3.14 464,412 0.17 (e) – 1.28 16.8
5.37 383,063 0.16 (e) – 1.12 17.4
12.82 (h) 315,680 0.17 (e),(i) – 1.08 (i) 14.0
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.
(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.
(g) Period from November 22, 2016, date operations commenced, through October 31, 2017.
(h) Total return amounts have not been annualized.
(i) Computed on an annualized basis.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)
(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Distributions
from Realized
Gains
Total
Dividends and
Distributions
Net Asset Value,
End of Period
SMALLCAP VALUE FUND II
Class J shares
2021 $ 8 .63 $ 0 .04 $ 5 .39 $ 5 .43 ( $ 0 .04 ) $ – ( $ 0 .04 ) $ 14 .02
2020 10 .19 0 .04 ( 1 .55 ) ( 1 .51 ) ( 0 .05 ) – ( 0 .05 ) 8 .63
2019 11 .78 0 .05 0 .19 0 .24 ( 0 .05 ) ( 1 .78 ) ( 1 .83 ) 10 .19
2018 13 .42 0 .02 ( 0 .35 ) ( 0 .33 ) ( 0 .01 ) ( 1 .30 ) ( 1 .31 ) 11 .78
2017 11 .66 ( 0 .01 ) 2 .51 2 .50 ( 0 .02 ) ( 0 .72 ) ( 0 .74 ) 13 .42
Institutional shares
2021 8 .94 0 .09 5 .56 5 .65 ( 0 .09 ) – ( 0 .09 ) 14 .50
2020 10 .55 0 .08 ( 1 .59 ) ( 1 .51 ) ( 0 .10 ) – ( 0 .10 ) 8 .94
2019 12 .12 0 .10 0 .20 0 .30 ( 0 .09 ) ( 1 .78 ) ( 1 .87 ) 10 .55
2018 13 .77 0 .07 ( 0 .36 ) ( 0 .29 ) ( 0 .06 ) ( 1 .30 ) ( 1 .36 ) 12 .12
2017 11 .94 0 .06 2 .55 2 .61 ( 0 .06 ) ( 0 .72 ) ( 0 .78 ) 13 .77
R-1 shares
2021 7 .90 ( 0 .02 ) 4 .92 4 .90 ( 0 .01 ) – ( 0 .01 ) 12 .79
2020 9 .32 0 .01 ( 1 .43 ) ( 1 .42 ) – – – 7 .90
2019 10 .93 0 .01 0 .16 0 .17 – ( 1 .78 ) ( 1 .78 ) 9 .32
2018 12 .59 ( 0 .04 ) ( 0 .32 ) ( 0 .36 ) – ( 1 .30 ) ( 1 .30 ) 10 .93
2017 11 .01 ( 0 .06 ) 2 .36 2 .30 – ( 0 .72 ) ( 0 .72 ) 12 .59
R-3 shares
2021 8 .48 0 .02 5 .29 5 .31 ( 0 .03 ) – ( 0 .03 ) 13 .76
2020 10 .01 0 .03 ( 1 .52 ) ( 1 .49 ) ( 0 .04 ) – ( 0 .04 ) 8 .48
2019 11 .59 0 .04 0 .18 0 .22 ( 0 .02 ) ( 1 .78 ) ( 1 .80 ) 10 .01
2018 13 .23 – ( 0 .34 ) ( 0 .34 ) – ( 1 .30 ) ( 1 .30 ) 11 .59
2017 11 .51 ( 0 .02 ) 2 .46 2 .44 – ( 0 .72 ) ( 0 .72 ) 13 .23
R-4 shares
2021 8 .63 0 .05 5 .39 5 .44 ( 0 .05 ) – ( 0 .05 ) 14 .02
2020 10 .19 0 .05 ( 1 .55 ) ( 1 .50 ) ( 0 .06 ) – ( 0 .06 ) 8 .63
2019 11 .77 0 .06 0 .18 0 .24 ( 0 .04 ) ( 1 .78 ) ( 1 .82 ) 10 .19
2018 13 .41 0 .02 ( 0 .35 ) ( 0 .33 ) ( 0 .01 ) ( 1 .30 ) ( 1 .31 ) 11 .77
2017 11 .65 – 2 .50 2 .50 ( 0 .02 ) ( 0 .72 ) ( 0 .74 ) 13 .41
R-5 shares
2021 8 .75 0 .06 5 .45 5 .51 ( 0 .06 ) – ( 0 .06 ) 14 .20
2020 10 .33 0 .06 ( 1 .57 ) ( 1 .51 ) ( 0 .07 ) – ( 0 .07 ) 8 .75
2019 11 .91 0 .07 0 .19 0 .26 ( 0 .06 ) ( 1 .78 ) ( 1 .84 ) 10 .33
2018 13 .55 0 .04 ( 0 .35 ) ( 0 .31 ) ( 0 .03 ) ( 1 .30 ) ( 1 .33 ) 11 .91
2017 11 .77 0 .02 2 .52 2 .54 ( 0 .04 ) ( 0 .72 ) ( 0 .76 ) 13 .55
R-6 shares
2021 8 .93 0 .10 5 .56 5 .66 ( 0 .09 ) – ( 0 .09 ) 14 .50
2020 10 .54 0 .09 ( 1 .60 ) ( 1 .51 ) ( 0 .10 ) – ( 0 .10 ) 8 .93
2019 12 .12 0 .10 0 .19 0 .29 ( 0 .09 ) ( 1 .78 ) ( 1 .87 ) 10 .54
2018 13 .76 0 .07 ( 0 .35 ) ( 0 .28 ) ( 0 .06 ) ( 1 .30 ) ( 1 .36 ) 12 .12
2017 11 .93 0 .03 2 .58 2 .61 ( 0 .06 ) ( 0 .72 ) ( 0 .78 ) 13 .76

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Gross Expenses to
Average Net Assets
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
63 .03% (b) $ 23,564 1 .29% (c) 1 .33% (d) 0 .35% 87 .5%
( 14 .92 ) (b) 11,752 1 .48 (c) 1 .54 (d) 0 .42 92 .2
4 .60 (b) 16,348 1 .45 (c) 1 .52 (d) 0 .46 76 .1
( 3 .18 ) (b) 17,180 1 .36 (c) 1 .43 (d) 0 .13 84 .1
21 .66 (b) 19,406 1 .40 (c) 1 .45 (d) ( 0 .04 ) 58 .6
63 .45 204,526 0 .96 (e) – 0 .70 87 .5
( 14 .51 ) 103,672 0 .98 (e) – 0 .90 92 .2
5 .09 116,450 0 .99 (e) – 0 .92 76 .1
( 2 .80 ) 129,984 1 .00 (e) – 0 .49 84 .1
22 .11 186,765 0 .99 (e) – 0 .43 58 .6
62 .06 741 1 .80 (e) – ( 0 .13 ) 87 .5
( 15 .21 ) 583 1 .84 (e) – 0 .06 92 .2
4 .21 871 1 .84 (e) – 0 .07 76 .1
( 3 .61 ) 983 1 .84 (e) – ( 0 .35 ) 84 .1
21 .05 1,200 1 .85 (e) – ( 0 .47 ) 58 .6
62 .67 6,089 1 .49 (e) – 0 .14 87 .5
( 14 .99 ) 3,599 1 .53 (e) – 0 .39 92 .2
4 .51 6,798 1 .53 (e) – 0 .39 76 .1
( 3 .27 ) 9,087 1 .53 (e) – ( 0 .04 ) 84 .1
21 .41 12,261 1 .54 (e) – ( 0 .17 ) 58 .6
63 .15 4,153 1 .30 (e) – 0 .37 87 .5
( 14 .84 ) 2,278 1 .34 (e) – 0 .59 92 .2
4 .67 4,746 1 .34 (e) – 0 .57 76 .1
( 3 .14 ) 4,824 1 .34 (e) – 0 .15 84 .1
21 .64 6,883 1 .35 (e) – 0 .02 58 .6
63 .22 16,754 1 .18 (e) – 0 .49 87 .5
( 14 .74 ) 14,788 1 .22 (e) – 0 .69 92 .2
4 .80 19,469 1 .22 (e) – 0 .70 76 .1
( 2 .99 ) 23,256 1 .22 (e) – 0 .28 84 .1
21 .78 31,863 1 .23 (e) – 0 .13 58 .6
63 .66 1,150,438 0 .93 (e) – 0 .72 87 .5
( 14 .51 ) 663,938 0 .96 (e) – 0 .94 92 .2
5 .05 840,894 0 .97 (e) – 0 .94 76 .1
( 2 .70 ) 885,580 0 .96 (e) – 0 .54 84 .1
22 .13 967,766 0 .97 (e) – 0 .25 58 .6
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Reflects Manager's contractual expense limit and/or Distributor's voluntary distribution fee limit.
(d) Excludes expense reimbursement from Manager and/or Distributor.
(e) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
Net Asset Value,
Beginning of
Period
Net Investment
Income (Loss)(a)
Net Realized
and Unrealized
Gain (Loss) on
Investments
Total From
Investment
Operations
Dividends from
Net Investment
Income
Total Dividends
and Distributions
Net Asset Value,
End of Period
TAX-EXEMPT BOND FUND
Class A shares
2021 $ 7.40 $ 0.17 $ 0.21 $ 0.38 ( $ 0.17) ( $ 0.17) $ 7.61
2020 7.43 0.18 (0.04) 0.14 (0.17) (0.17) 7.40
2019 6.95 0.24 0.47 0.71 (0.23) (0.23) 7.43
2018 7.24 0.28 (0.31) (0.03) (0.26) (0.26) 6.95
2017 7.42 0.29 (0.20) 0.09 (0.27) (0.27) 7.24
Class C shares
2021 7.43 0.11 0.20 0.31 (0.11) (0.11) 7.63
2020 7.46 0.12 (0.04) 0.08 (0.11) (0.11) 7.43
2019 6.97 0.19 0.47 0.66 (0.17) (0.17) 7.46
2018 7.27 0.22 (0.32) (0.10) (0.20) (0.20) 6.97
2017 7.44 0.23 (0.19) 0.04 (0.21) (0.21) 7.27
Institutional shares
2021 7.41 0.19 0.20 0.39 (0.19) (0.19) 7.61
2020 7.44 0.21 (0.05) 0.16 (0.19) (0.19) 7.41
2019 6.95 0.26 0.48 0.74 (0.25) (0.25) 7.44
2018 7.25 0.29 (0.31) (0.02) (0.28) (0.28) 6.95
2017 7.43 0.31 (0.20) 0.11 (0.29) (0.29) 7.25

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
Total Return
Net Assets, End of Period (in
thousands)
Ratio of Expenses to
Average Net Assets
Ratio of Expenses to
Average Net Assets
(Excluding Interest
Expense and Fees)
Ratio of Net Investment
Income to Average Net
Assets Portfolio Turnover Rate
5.19% (b) $ 417,381 0.79% 0.76% (c) 2.18% 24.8%
1.89 (b) 356,581 0.81 0.77 (c) 2.50 66.7
10.28 (b) 358,580 0.86 0.79 (c) 3.36 64.0
(0.42) (b) 269,439 0.85 0.78 (c) 3.87 65.8
1.29 (b) 277,289 0.83 0.79 (c) 3.97 30.9
4.17 (b) 35,338 1.61 (d) 1.58 (c),(d) 1.37 24.8
1.05 (b) 38,229 1.63 (d) 1.59 (c),(d) 1.69 66.7
9.51 (b) 39,162 1.67 (d) 1.60 (c),(d) 2.55 64.0
(1.38) (b) 26,337 1.67 (d) 1.60 (c),(d) 3.05 65.8
0.60 (b) 27,133 1.64 (d) 1.60 (c),(d) 3.16 30.9
5.44 (e) 345,082 0.54 (d) 0.51 (c),(d) 2.42 24.8
2.14 248,148 0.56 (d) 0.52 (c),(d) 2.85 66.7
10.73 163,406 0.59 (d) 0.52 (c),(d) 3.57 64.0
(0.31) 70,842 0.59 (d) 0.52 (c),(d) 4.11 65.8
1.54 40,449 0 .52 (d) 0.48 (c),(d) 4.22 30.9
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Reflects Manager's contractual expense limit.
(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

Report of Independent Registered Public Accounting Firm

To the Shareholders of California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Emerging
Markets Total Return Bond Fund (formerly Finisterre Unconstrained Emerging Markets Bond Fund), Global Diversified Income Fund, Global Real Estate Securities Fund,
Government & High Quality Bond Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets
Fund, International Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund, MidCap Growth Fund, MidCap Growth Fund
III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Principal LifeTime 2010 Fund, Principal
LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040
Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, Principal LifeTime 2065 Fund, Principal
LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime Hybrid 2030 Fund, Principal LifeTime Hybrid
2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050 Fund, Principal LifeTime Hybrid 2055 Fund,
Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid Income Fund, Principal LifeTime Strategic Income Fund, Real Estate
Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic
Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund
and the Board of Directors of Principal Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of California Municipal Fund, Core Fixed Income Fund, Core Plus Bond Fund, Diversified International
Fund, Equity Income Fund, Finisterre Emerging Markets Total Return Bond Fund (formerly Finisterre Unconstrained Emerging Markets Bond Fund), Global Diversified
Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, Government Money Market Fund, High Income Fund, High Yield Fund, Inflation
Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, LargeCap Value Fund III, MidCap Fund,
MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, Money Market Fund, Overseas Fund, Principal Capital Appreciation
Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal
LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060
Fund, Principal LifeTime 2065 Fund, Principal LifeTime Hybrid 2015 Fund, Principal LifeTime Hybrid 2020 Fund, Principal LifeTime Hybrid 2025 Fund, Principal LifeTime
Hybrid 2030 Fund, Principal LifeTime Hybrid 2035 Fund, Principal LifeTime Hybrid 2040 Fund, Principal LifeTime Hybrid 2045 Fund, Principal LifeTime Hybrid 2050
Fund, Principal LifeTime Hybrid 2055 Fund, Principal LifeTime Hybrid 2060 Fund, Principal LifeTime Hybrid 2065 Fund, Principal LifeTime Hybrid Income Fund, Principal
LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM
Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Fund, SmallCap Growth Fund I, SmallCap S&P 600 Index Fund, SmallCap
Value Fund II and Tax-Exempt Bond Fund (collectively referred to as the “Funds”) (63 of the portfolios constituting Principal Funds, Inc. (the “Fund”)), including the schedules of investments, as of October 31, 2021, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (63 of the portfolios constituting the Fund) at October 31, 2021, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Individual portfolio constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
California Municipal Fund
Core Fixed Income Fund
Core Plus Bond Fund
Diversified International Fund
Equity Income Fund
Finisterre Emerging Markets Total Return Bond Fund (formerly
Finisterre Unconstrained Emerging Markets Bond Fund)
Global Diversified Income Fund
Global Real Estate Securities Fund
Government & High Quality Bond Fund
High Income Fund
High Yield Fund
Inflation Protection Fund
International Emerging Markets Fund
International Fund I
LargeCap Growth Fund I
LargeCap S&P 500 Index Fund
LargeCap Value Fund III
MidCap Fund
MidCap Growth Fund
MidCap Growth Fund III
MidCap S&P 400 Index Fund
MidCap Value Fund I
Money Market Fund
Overseas Fund
Principal Capital Appreciation Fund
Principal LifeTime 2010 Fund
Principal LifeTime 2015 Fund
Principal LifeTime 2020 Fund
Principal LifeTime 2025 Fund
Principal LifeTime 2030 Fund
Principal LifeTime 2035 Fund
For the year ended
October 31, 2021
For each of the two
years in the period ended
October 31, 2021
For each of the five years in the period
ended October 31, 2021

Report of Independent Registered Public Accounting Firm

Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021, by correspondence with the custodian, agent banks, brokers and transfer agents or by other appropriate auditing procedures where replies from agent banks or brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Principal investment companies since 1969.
Minneapolis, Minnesota
December 20, 2021
Individual portfolio constituting the Fund Statement of operations
Statements of changes in
net assets
Financial highlights
Principal LifeTime 2040 Fund
Principal LifeTime 2045 Fund
Principal LifeTime 2050 Fund
Principal LifeTime 2055 Fund
Principal LifeTime 2060 Fund
Principal LifeTime Hybrid 2015 Fund
Principal LifeTime Hybrid 2020 Fund
Principal LifeTime Hybrid 2025 Fund
Principal LifeTime Hybrid 2030 Fund
Principal LifeTime Hybrid 2035 Fund
Principal LifeTime Hybrid 2040 Fund
Principal LifeTime Hybrid 2045 Fund
Principal LifeTime Hybrid 2050 Fund
Principal LifeTime Hybrid 2055 Fund
Principal LifeTime Hybrid 2060 Fund
Principal LifeTime Hybrid Income Fund
Principal LifeTime Strategic Income Fund
Real Estate Securities Fund
SAM Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio
Short-Term Income Fund
SmallCap Fund
SmallCap Growth Fund I
SmallCap S&P 600 Index Fund
SmallCap Value Fund II
Tax-Exempt Bond Fund
Principal LifeTime 2065 Fund
Principal LifeTime Hybrid 2065 Fund
For the year ended
October 31, 2021
For each of the two
years in the period ended
October 31, 2021
For each of the four years in the period
ended October 31, 2021 and the period
from September 6, 2017, date operations
commenced, through October 31, 2017
Government Money Market Fund
For the year ended
October 31, 2021
For each of the two
years in the period ended
October 31, 2021
For each of the three years in the period
ended October 31, 2021 and the period
from December 20, 2017, date operations
commenced, through October 31, 2018

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2021 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for certain share classes), including contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the expenses the Funds bear directly, each of the
Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period ( May 1, 2021 to
October 31, 2021 ), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of may apply to IRA or 403(b) accounts within Class J shares. R-1, R-3, R-4, R-5 and R-6 classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Actual Hypothetical
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Annualized
Expense
Ratio
California Municipal Fund
Class A $ 1,000.00 $ 1,002.63 $ 4.04 $ 1,000.00 $ 1,021.17 $ 4.08 0.80%
Class C 1,000.00 998.65 8.01 1,000.00 1,017.19 8.08 1.59
Institutional 1,000.00 1,003.00 2.73 1,000.00 1,022.48 2.75 0.54
California Municipal Fund (Excluding Interest Expense and Fees)
Class A 1,000.00 1,002.63 3.89 1,000.00 1,021.32 3.92 0.77
Class C 1,000.00 998.65 7.86 1,000.00 1,017.34 7.93 1.56
Institutional 1,000.00 1,003.00 2.57 1,000.00 1,022.63 2.60 0.51
Core Fixed Income Fund
Class A 1,000.00 1,009.63 4.00 1,000.00 1,021.22 4.02 0.79
Class C 1,000.00 1,005.45 8.14 1,000.00 1,017.09 8.19 1.61
Class J 1,000.00 1,010.34 3.24 1,000.00 1,021.98 3.26 0.64
Institutional 1,000.00 1,010.87 2.74 1,000.00 1,022.48 2.75 0.54
R-1 1,000.00 1,007.11 6.48 1,000.00 1,018.75 6.51 1.28
R-3 1,000.00 1,008.65 4.91 1,000.00 1,020.32 4.94 0.97
R-4 1,000.00 1,009.61 3.95 1,000.00 1,021.27 3.97 0.78
R-5 1,000.00 1,010.24 3.34 1,000.00 1,021.88 3.36 0.66
R-6 1,000.00 1,011.55 2.03 1,000.00 1,023.19 2.04 0.40

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Annualized
Expense
Ratio
Core Plus Bond Fund
Class A $ 1,000.00 $ 1,011.30 $ 4.26 $ 1,000.00 $ 1,020.97 $ 4.28 0.84%
Class J 1,000.00 1,012.15 4.21 1,000.00 1,021.02 4.23 0.83
Institutional 1,000.00 1,013.64 2.84 1,000.00 1,022.38 2.85 0.56
R-1 1,000.00 1,008.60 6.99 1,000.00 1,018.25 7.02 1.38
R-3 1,000.00 1,011.18 5.42 1,000.00 1,019.81 5.45 1.07
R-4 1,000.00 1,011.82 4.46 1,000.00 1,020.77 4.48 0.88
R-5 1,000.00 1,011.79 3.85 1,000.00 1,021.37 3.87 0.76
Diversified International Fund
Class A 1,000.00 1,019.99 6.11 1,000.00 1,019.16 6.11 1.20
Class C 1,000.00 1,016.23 10.06 1,000.00 1,015.22 10.06 1.98
Class J 1,000.00 1,020.89 5.40 1,000.00 1,019.86 5.40 1.06
Institutional 1,000.00 1,021.37 4.38 1,000.00 1,020.87 4.38 0.86
R-1 1,000.00 1,018.17 8.34 1,000.00 1,016.94 8.34 1.64
R-3 1,000.00 1,019.41 6.77 1,000.00 1,018.50 6.77 1.33
R-4 1,000.00 1,020.38 5.81 1,000.00 1,019.46 5.80 1.14
R-5 1,000.00 1,021.07 5.20 1,000.00 1,020.06 5.19 1.02
R-6 1,000.00 1,022.63 3.87 1,000.00 1,021.37 3.87 0.76
Equity Income Fund
Class A 1,000.00 1,058.40 4.51 1,000.00 1,020.82 4.43 0.87
Class C 1,000.00 1,054.51 8.39 1,000.00 1,017.04 8.24 1.62
Class J 1,000.00 1,059.15 3.94 1,000.00 1,021.37 3.87 0.76
Institutional 1,000.00 1,060.44 2.70 1,000.00 1,022.58 2.65 0.52
R-1 1,000.00 1,055.84 7.20 1,000.00 1,018.20 7.07 1.39
R-3 1,000.00 1,057.48 5.60 1,000.00 1,019.76 5.50 1.08
R-4 1,000.00 1,058.43 4.62 1,000.00 1,020.72 4.53 0.89
R-5 1,000.00 1,058.93 4.00 1,000.00 1,021.32 3.92 0.77
Finisterre Emerging Markets Total Return Bond Fund
Class A 1,000.00 987.04 6.01 1,000.00 1,019.16 6.11 1.20
Institutional 1,000.00 988.78 4.26 1,000.00 1,020.92 4.33 0.85
Global Diversified Income Fund
Class A 1,000.00 1,027.42 5.26 1,000.00 1,020.01 5.24 1.03
Class C 1,000.00 1,022.98 8.92 1,000.00 1,016.38 8.89 1.75
Institutional 1,000.00 1,028.60 3.48 1,000.00 1,021.78 3.47 0.68
R-6 1,000.00 1,028.65 3.48 1,000.00 1,021.78 3.47 0.68
Global Real Estate Securities Fund
Class A 1,000.00 1,078.69 6.71 1,000.00 1,018.75 6.51 1.28
Class C 1,000.00 1,073.88 10.82 1,000.00 1,014.77 10.51 2.07
Institutional 1,000.00 1,080.88 4.93 1,000.00 1,020.47 4.79 0.94
R-3 1,000.00 1,077.49 7.49 1,000.00 1,018.00 7.27 1.43
R-4 1,000.00 1,078.34 6.50 1,000.00 1,018.95 6.31 1.24
R-5 1,000.00 1,079.04 5.87 1,000.00 1,019.56 5.70 1.12
R-6 1,000.00 1,079.82 4.51 1,000.00 1,020.87 4.38 0.86

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Annualized
Expense
Ratio
Government & High Quality Bond Fund
Class A $ 1,000.00 $ 989.32 $ 3.91 $ 1,000.00 $ 1,021.27 $ 3.97 0.78%
Class C 1,000.00 986.12 8.16 1,000.00 1,016.99 8.29 1.63
Class J 1,000.00 990.15 4.06 1,000.00 1,021.12 4.13 0.81
Institutional 1,000.00 991.59 2.61 1,000.00 1,022.58 2.65 0.52
R-1 1,000.00 986.83 6.46 1,000.00 1,018.70 6.56 1.29
R-3 1,000.00 988.36 4.91 1,000.00 1,020.27 4.99 0.98
R-4 1,000.00 989.31 3.96 1,000.00 1,021.22 4.02 0.79
R-5 1,000.00 989.90 3.36 1,000.00 1,021.83 3.41 0.67
Government Money Market Fund
Institutional 1,000.00 1,000.00 0.15 1,000.00 1,025.05 0.15 0.03
High Income Fund
Institutional 1,000.00 1,020.82 3.06 1,000.00 1,022.18 3.06 0.60
High Yield Fund
Class A 1,000.00 1,022.48 4.69 1,000.00 1,020.57 4.69 0.92
Class C 1,000.00 1,019.98 8.30 1,000.00 1,016.99 8.29 1.63
Institutional 1,000.00 1,025.68 3.11 1,000.00 1,022.13 3.11 0.61
R-6 1,000.00 1,026.14 2.66 1,000.00 1,022.58 2.65 0.52
Inflation Protection Fund
Class J 1,000.00 1,039.06 4.21 1,000.00 1,021.07 4.18 0.82
Institutional 1,000.00 1,041.31 2.06 1,000.00 1,023.19 2.04 0.40
R-1 1,000.00 1,036.49 6.52 1,000.00 1,018.80 6.46 1.27
R-3 1,000.00 1,037.78 4.93 1,000.00 1,020.37 4.89 0.96
R-4 1,000.00 1,040.53 3.96 1,000.00 1,021.32 3.92 0.77
R-5 1,000.00 1,040.00 3.34 1,000.00 1,021.93 3.31 0.65
International Emerging Markets Fund
Class A 1,000.00 955.34 7.64 1,000.00 1,017.39 7.88 1.55
Class C 1,000.00 950.85 12.34 1,000.00 1,012.55 12.73 2.51
Class J 1,000.00 956.01 6.75 1,000.00 1,018.30 6.97 1.37
Institutional 1,000.00 956.97 5.92 1,000.00 1,019.16 6.11 1.20
R-1 1,000.00 953.13 9.75 1,000.00 1,015.22 10.06 1.98
R-3 1,000.00 954.78 8.23 1,000.00 1,016.79 8.49 1.67
R-4 1,000.00 955.67 7.30 1,000.00 1,017.74 7.53 1.48
R-5 1,000.00 956.21 6.71 1,000.00 1,018.35 6.92 1.36
R-6 1,000.00 957.59 5.38 1,000.00 1,019.71 5.55 1.09
International Fund I
Institutional 1,000.00 995.14 4.53 1,000.00 1,020.67 4.58 0.90
R-1 1,000.00 990.80 8.38 1,000.00 1,016.79 8.49 1.67
R-3 1,000.00 992.43 6.83 1,000.00 1,018.35 6.92 1.36
R-4 1,000.00 993.52 5.88 1,000.00 1,019.31 5.96 1.17
R-5 1,000.00 994.05 5.28 1,000.00 1,019.91 5.35 1.05
R-6 1,000.00 995.14 3.97 1,000.00 1,021.22 4.02 0.79

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Annualized
Expense
Ratio
LargeCap Growth Fund I
Class A $ 1,000.00 $ 1,124.53 $ 5.03 $ 1,000.00 $ 1,020.47 $ 4.79 0.94%
Class J 1,000.00 1,125.88 4.18 1,000.00 1,021.27 3.97 0.78
Institutional 1,000.00 1,125.90 3.64 1,000.00 1,021.78 3.47 0.68
R-1 1,000.00 1,122.17 7.86 1,000.00 1,017.80 7.48 1.47
R-3 1,000.00 1,123.71 6.21 1,000.00 1,019.36 5.90 1.16
R-4 1,000.00 1,124.44 5.19 1,000.00 1,020.32 4.94 0.97
R-5 1,000.00 1,125.12 4.55 1,000.00 1,020.92 4.33 0.85
R-6 1,000.00 1,126.86 3.16 1,000.00 1,022.23 3.01 0.59
LargeCap S&P 500 Index Fund
Class A 1,000.00 1,106.64 2.18 1,000.00 1,023.14 2.09 0.41
Class C 1,000.00 1,101.58 6.89 1,000.00 1,018.65 6.61 1.30
Class J 1,000.00 1,107.10 1.86 1,000.00 1,023.44 1.79 0.35
Institutional 1,000.00 1,107.88 0.90 1,000.00 1,024.35 0.87 0.17
R-1 1,000.00 1,103.12 5.46 1,000.00 1,020.01 5.24 1.03
R-3 1,000.00 1,104.81 3.82 1,000.00 1,021.58 3.67 0.72
R-4 1,000.00 1,106.11 2.81 1,000.00 1,022.53 2.70 0.53
R-5 1,000.00 1,106.62 2.18 1,000.00 1,023.14 2.09 0.41
LargeCap Value Fund III
Class J 1,000.00 1,055.58 4.97 1,000.00 1,020.37 4.89 0.96
Institutional 1,000.00 1,056.67 3.63 1,000.00 1,021.68 3.57 0.70
R-1 1,000.00 1,052.29 8.12 1,000.00 1,017.29 7.98 1.57
R-3 1,000.00 1,053.81 6.52 1,000.00 1,018.85 6.41 1.26
R-4 1,000.00 1,055.17 5.54 1,000.00 1,019.81 5.45 1.07
R-5 1,000.00 1,055.20 4.92 1,000.00 1,020.42 4.84 0.95
MidCap Fund
Class A 1,000.00 1,109.18 5.00 1,000.00 1,020.47 4.79 0.94
Class C 1,000.00 1,105.45 8.81 1,000.00 1,016.84 8.44 1.66
Class J 1,000.00 1,110.27 4.15 1,000.00 1,021.27 3.97 0.78
Institutional 1,000.00 1,110.92 3.56 1,000.00 1,021.83 3.41 0.67
R-1 1,000.00 1,106.45 7.75 1,000.00 1,017.85 7.43 1.46
R-3 1,000.00 1,108.36 6.11 1,000.00 1,019.41 5.85 1.15
R-4 1,000.00 1,109.11 5.10 1,000.00 1,020.37 4.89 0.96
R-5 1,000.00 1,110.06 4.47 1,000.00 1,020.97 4.28 0.84
R-6 1,000.00 1,111.22 3.09 1,000.00 1,022.28 2.96 0.58
MidCap Growth Fund
Class J 1,000.00 1,079.32 4.61 1,000.00 1,020.77 4.48 0.88
Institutional 1,000.00 1,080.69 3.93 1,000.00 1,021.42 3.82 0.75
R-1 1,000.00 1,075.88 8.06 1,000.00 1,017.44 7.83 1.54
R-3 1,000.00 1,077.90 6.44 1,000.00 1,019.00 6.26 1.23
R-4 1,000.00 1,078.56 5.45 1,000.00 1,019.96 5.30 1.04
R-5 1,000.00 1,079.33 4.82 1,000.00 1,020.57 4.69 0.92
MidCap Growth Fund III
Class J 1,000.00 1,120.29 5.93 1,000.00 1,019.61 5.65 1.11
Institutional 1,000.00 1,121.53 4.65 1,000.00 1,020.82 4.43 0.87
R-1 1,000.00 1,116.53 9.28 1,000.00 1,016.43 8.84 1.74
R-3 1,000.00 1,117.97 7.63 1,000.00 1,018.00 7.27 1.43
R-4 1,000.00 1,119.27 6.62 1,000.00 1,018.95 6.31 1.24
R-5 1,000.00 1,119.68 5.98 1,000.00 1,019.56 5.70 1.12

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Annualized
Expense
Ratio
MidCap S&P 400 Index Fund
Class J $ 1,000.00 $ 1,029.47 $ 1.99 $ 1,000.00 $ 1,023.24 $ 1.99 0.39%
Institutional 1,000.00 1,030.45 1.23 1,000.00 1,024.00 1.22 0.24
R-1 1,000.00 1,026.34 5.31 1,000.00 1,019.96 5.30 1.04
R-3 1,000.00 1,027.46 3.73 1,000.00 1,021.53 3.72 0.73
R-4 1,000.00 1,028.88 2.76 1,000.00 1,022.48 2.75 0.54
R-5 1,000.00 1,029.36 2.15 1,000.00 1,023.09 2.14 0.42
R-6 1,000.00 1,030.87 0.82 1,000.00 1,024.40 0.82 0.16
MidCap Value Fund I
Class A 1,000.00 1,034.99 5.49 1,000.00 1,019.81 5.45 1.07
Class J 1,000.00 1,036.50 4.52 1,000.00 1,020.77 4.48 0.88
Institutional 1,000.00 1,037.16 3.70 1,000.00 1,021.58 3.67 0.72
R-1 1,000.00 1,033.20 7.74 1,000.00 1,017.59 7.68 1.51
R-3 1,000.00 1,034.96 6.16 1,000.00 1,019.16 6.11 1.20
R-4 1,000.00 1,035.97 5.18 1,000.00 1,020.11 5.14 1.01
R-5 1,000.00 1,036.28 4.57 1,000.00 1,020.72 4.53 0.89
R-6 1,000.00 1,037.62 3.24 1,000.00 1,022.03 3.21 0.63
Money Market Fund
Class A 1,000.00 1,000.00 0.45 1,000.00 1,024.75 0.46 0.09
Class J 1,000.00 1,000.00 0.45 1,000.00 1,024.75 0.46 0.09
Overseas Fund
Institutional 1,000.00 1,014.18 4.77 1,000.00 1,020.47 4.79 0.94
R-1 1,000.00 1,009.84 9.12 1,000.00 1,016.13 9.15 1.80
R-3 1,000.00 1,011.64 7.55 1,000.00 1,017.69 7.58 1.49
R-4 1,000.00 1,011.58 6.59 1,000.00 1,018.65 6.61 1.30
Principal Capital Appreciation Fund
Class A 1,000.00 1,120.43 4.28 1,000.00 1,021.17 4.08 0.80
Class C 1,000.00 1,115.64 8.80 1,000.00 1,016.89 8.39 1.65
Institutional 1,000.00 1,122.08 2.62 1,000.00 1,022.74 2.50 0.49
R-1 1,000.00 1,117.31 7.15 1,000.00 1,018.45 6.82 1.34
R-3 1,000.00 1,118.99 5.50 1,000.00 1,020.01 5.24 1.03
R-4 1,000.00 1,120.23 4.49 1,000.00 1,020.97 4.28 0.84
R-5 1,000.00 1,120.80 3.85 1,000.00 1,021.58 3.67 0.72
Principal LifeTime 2010 Fund
Class A 1,000.00 1,027.05 1.94 1,000.00 1,023.29 1.94 0.38
Class J 1,000.00 1,027.39 0.97 1,000.00 1,024.25 0.97 0.19
Institutional 1,000.00 1,028.00 0.10 1,000.00 1,025.10 0.10 0.02
R-1 1,000.00 1,023.60 4.54 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 1,025.24 2.96 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 1,026.67 1.99 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 1,027.37 1.38 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2015 Fund
Institutional 1,000.00 1,032.23 0.10 1,000.00 1,025.10 0.10 0.02
R-1 1,000.00 1,028.14 4.55 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 1,029.12 2.97 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 1,030.82 2.00 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 1,031.78 1.38 1,000.00 1,023.84 1.38 0.27

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Annualized
Expense
Ratio
Principal LifeTime 2020 Fund
Class A $ 1,000.00 $ 1,036.07 $ 1.80 $ 1,000.00 $ 1,023.44 $ 1.79 0.35%
Class J 1,000.00 1,036.57 0.92 1,000.00 1,024.30 0.92 0.18
Institutional 1,000.00 1,037.67 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 1,033.20 4.51 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 1,034.71 2.92 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 1,035.29 1.95 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 1,036.54 1.33 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2025 Fund
Institutional 1,000.00 1,042.31 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 1,037.85 4.52 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 1,039.37 2.93 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 1,040.47 1.95 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 1,040.31 1.34 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2030 Fund
Class A 1,000.00 1,045.43 1.86 1,000.00 1,023.39 1.84 0.36
Class J 1,000.00 1,046.33 0.93 1,000.00 1,024.30 0.92 0.18
Institutional 1,000.00 1,047.36 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 1,042.90 4.53 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 1,043.98 2.94 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 1,045.66 1.96 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 1,046.22 1.34 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2035 Fund
Institutional 1,000.00 1,050.80 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 1,046.23 4.54 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 1,048.23 2.94 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 1,049.19 1.96 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 1,049.72 1.34 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2040 Fund
Class A 1,000.00 1,052.60 1.97 1,000.00 1,023.29 1.94 0.38
Class J 1,000.00 1,053.59 0.98 1,000.00 1,024.25 0.97 0.19
Institutional 1,000.00 1,054.67 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 1,049.75 4.55 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 1,051.67 2.95 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 1,052.05 1.97 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 1,052.78 1.35 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2045 Fund
Institutional 1,000.00 1,057.47 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 1,052.88 4.55 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 1,053.91 2.95 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 1,055.27 1.97 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 1,055.84 1.35 1,000.00 1,023.89 1.33 0.26
Principal LifeTime 2050 Fund
Class A 1,000.00 1,056.90 1.97 1,000.00 1,023.29 1.94 0.38
Class J 1,000.00 1,057.53 1.14 1,000.00 1,024.10 1.12 0.22
Institutional 1,000.00 1,058.23 0.05 1,000.00 1,025.16 0.05 0.01
R-1 1,000.00 1,054.13 4.56 1,000.00 1,020.77 4.48 0.88
R-3 1,000.00 1,055.35 2.95 1,000.00 1,022.33 2.91 0.57
R-4 1,000.00 1,056.53 1.97 1,000.00 1,023.29 1.94 0.38
R-5 1,000.00 1,057.45 1.35 1,000.00 1,023.89 1.33 0.26

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Annualized
Expense
Ratio
Principal LifeTime 2055 Fund
Institutional $ 1,000.00 $ 1,059.99 $ 0.05 $ 1,000.00 $ 1,025.16 $ 0.05 0.01%
R-1 1,000.00 1,055.08 4.61 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 1,057.06 3.01 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 1,058.16 2.02 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 1,059.14 1.40 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2060 Fund
Class J 1,000.00 1,058.66 1.97 1,000.00 1,023.29 1.94 0.38
Institutional 1,000.00 1,060.96 0.10 1,000.00 1,025.10 0.10 0.02
R-1 1,000.00 1,055.84 4.61 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 1,057.91 3.01 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 1,058.82 2.02 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 1,059.21 1.40 1,000.00 1,023.84 1.38 0.27
Principal LifeTime 2065 Fund
Institutional 1,000.00 1,060.75 0.42 1,000.00 1,024.80 0.41 0.08
R-1 1,000.00 1,056.66 4.72 1,000.00 1,020.62 4.63 0.91
R-3 1,000.00 1,057.67 3.11 1,000.00 1,022.18 3.06 0.60
R-4 1,000.00 1,059.07 2.13 1,000.00 1,023.14 2.09 0.41
R-5 1,000.00 1,058.91 1.50 1,000.00 1,023.74 1.48 0.29
Principal LifeTime Hybrid 2015 Fund
Class J 1,000.00 1,031.15 1.13 1,000.00 1,024.10 1.12 0.22
Institutional 1,000.00 1,032.67 0.26 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 1,031.80 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2020 Fund
Class J 1,000.00 1,036.15 0.98 1,000.00 1,024.25 0.97 0.19
Institutional 1,000.00 1,036.75 0.26 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 1,036.75 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2025 Fund
Class J 1,000.00 1,041.61 1.03 1,000.00 1,024.20 1.02 0.20
Institutional 1,000.00 1,042.18 0.26 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 1,042.15 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2030 Fund
Class J 1,000.00 1,046.74 1.03 1,000.00 1,024.20 1.02 0.20
Institutional 1,000.00 1,046.48 0.26 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 1,047.22 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2035 Fund
Class J 1,000.00 1,050.14 1.14 1,000.00 1,024.10 1.12 0.22
Institutional 1,000.00 1,050.54 0.26 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 1,051.18 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2040 Fund
Class J 1,000.00 1,053.19 1.14 1,000.00 1,024.10 1.12 0.22
Institutional 1,000.00 1,054.27 0.26 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 1,054.16 0.10 1,000.00 1,025.10 0.10 0.02

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Annualized
Expense
Ratio
Principal LifeTime Hybrid 2045 Fund
Class J $ 1,000.00 $ 1,056.20 $ 1.30 $ 1,000.00 $ 1,023.95 $ 1.28 0.25%
Institutional 1,000.00 1,057.23 0.26 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 1,057.16 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2050 Fund
Class J 1,000.00 1,057.51 1.40 1,000.00 1,023.84 1.38 0.27
Institutional 1,000.00 1,059.24 0.26 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 1,058.56 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2055 Fund
Class J 1,000.00 1,058.82 1.56 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 1,059.81 0.26 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 1,060.36 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2060 Fund
Class J 1,000.00 1,059.84 1.56 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 1,060.59 0.26 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 1,060.44 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid 2065 Fund
Class J 1,000.00 1,059.15 1.56 1,000.00 1,023.69 1.53 0.30
Institutional 1,000.00 1,060.69 0.26 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 1,061.38 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Hybrid Income Fund
Class J 1,000.00 1,022.75 1.43 1,000.00 1,023.79 1.43 0.28
Institutional 1,000.00 1,023.54 0.26 1,000.00 1,024.95 0.26 0.05
R-6 1,000.00 1,023.50 0.10 1,000.00 1,025.10 0.10 0.02
Principal LifeTime Strategic Income Fund
Class A 1,000.00 1,022.39 1.94 1,000.00 1,023.29 1.94 0.38
Class J 1,000.00 1,023.55 1.12 1,000.00 1,024.10 1.12 0.22
Institutional 1,000.00 1,024.18 0.10 1,000.00 1,025.10 0.10 0.02
R-1 1,000.00 1,019.44 4.53 1,000.00 1,020.72 4.53 0.89
R-3 1,000.00 1,022.03 2.96 1,000.00 1,022.28 2.96 0.58
R-4 1,000.00 1,022.76 1.99 1,000.00 1,023.24 1.99 0.39
R-5 1,000.00 1,023.40 1.38 1,000.00 1,023.84 1.38 0.27
Real Estate Securities Fund
Class A 1,000.00 1,129.34 6.39 1,000.00 1,019.21 6.06 1.19
Class C 1,000.00 1,125.03 10.61 1,000.00 1,015.22 10.06 1.98
Class J 1,000.00 1,130.20 5.75 1,000.00 1,019.81 5.45 1.07
Institutional 1,000.00 1,131.35 4.78 1,000.00 1,020.72 4.53 0.89
R-1 1,000.00 1,126.63 9.01 1,000.00 1,016.74 8.54 1.68
R-3 1,000.00 1,128.26 7.35 1,000.00 1,018.30 6.97 1.37
R-4 1,000.00 1,129.60 6.33 1,000.00 1,019.26 6.01 1.18
R-5 1,000.00 1,130.28 5.69 1,000.00 1,019.86 5.40 1.06
R-6 1,000.00 1,131.84 4.30 1,000.00 1,021.17 4.08 0.80

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Annualized
Expense
Ratio
SAM Balanced Portfolio
Class A $ 1,000.00 $ 1,045.80 $ 3.04 $ 1,000.00 $ 1,022.23 $ 3.01 0.59%
Class C 1,000.00 1,041.60 7.05 1,000.00 1,018.30 6.97 1.37
Class J 1,000.00 1,046.19 2.32 1,000.00 1,022.94 2.29 0.45
Institutional 1,000.00 1,047.76 1.45 1,000.00 1,023.79 1.43 0.28
R-1 1,000.00 1,042.69 5.92 1,000.00 1,019.41 5.85 1.15
R-3 1,000.00 1,044.21 4.33 1,000.00 1,020.97 4.28 0.84
R-4 1,000.00 1,045.28 3.35 1,000.00 1,021.93 3.31 0.65
R-5 1,000.00 1,045.98 2.73 1,000.00 1,022.53 2.70 0.53
SAM Conservative Balanced Portfolio
Class A 1,000.00 1,034.57 3.08 1,000.00 1,022.18 3.06 0.60
Class C 1,000.00 1,031.25 7.07 1,000.00 1,018.25 7.02 1.38
Class J 1,000.00 1,035.96 2.31 1,000.00 1,022.94 2.29 0.45
Institutional 1,000.00 1,036.60 1.49 1,000.00 1,023.74 1.48 0.29
R-1 1,000.00 1,032.24 5.89 1,000.00 1,019.41 5.85 1.15
R-3 1,000.00 1,033.80 4.31 1,000.00 1,020.97 4.28 0.84
R-4 1,000.00 1,034.70 3.33 1,000.00 1,021.93 3.31 0.65
R-5 1,000.00 1,035.32 2.72 1,000.00 1,022.53 2.70 0.53
SAM Conservative Growth Portfolio
Class A 1,000.00 1,056.64 3.11 1,000.00 1,022.18 3.06 0.60
Class C 1,000.00 1,052.60 7.19 1,000.00 1,018.20 7.07 1.39
Class J 1,000.00 1,057.71 2.33 1,000.00 1,022.94 2.29 0.45
Institutional 1,000.00 1,058.71 1.50 1,000.00 1,023.74 1.48 0.29
R-1 1,000.00 1,054.15 5.95 1,000.00 1,019.41 5.85 1.15
R-3 1,000.00 1,055.78 4.35 1,000.00 1,020.97 4.28 0.84
R-4 1,000.00 1,056.92 3.37 1,000.00 1,021.93 3.31 0.65
R-5 1,000.00 1,057.14 2.75 1,000.00 1,022.53 2.70 0.53
SAM Flexible Income Portfolio
Class A 1,000.00 1,030.27 3.02 1,000.00 1,022.23 3.01 0.59
Class C 1,000.00 1,026.56 7.00 1,000.00 1,018.30 6.97 1.37
Class J 1,000.00 1,031.35 2.25 1,000.00 1,022.99 2.24 0.44
Institutional 1,000.00 1,031.87 1.54 1,000.00 1,023.69 1.53 0.30
R-1 1,000.00 1,027.70 5.88 1,000.00 1,019.41 5.85 1.15
R-3 1,000.00 1,029.18 4.30 1,000.00 1,020.97 4.28 0.84
R-4 1,000.00 1,030.10 3.33 1,000.00 1,021.93 3.31 0.65
R-5 1,000.00 1,030.78 2.71 1,000.00 1,022.53 2.70 0.53
SAM Strategic Growth Portfolio
Class A 1,000.00 1,065.48 3.12 1,000.00 1,022.18 3.06 0.60
Class C 1,000.00 1,061.43 7.27 1,000.00 1,018.15 7.12 1.40
Class J 1,000.00 1,066.70 2.40 1,000.00 1,022.89 2.35 0.46
Institutional 1,000.00 1,067.50 1.51 1,000.00 1,023.74 1.48 0.29
R-1 1,000.00 1,062.86 5.98 1,000.00 1,019.41 5.85 1.15
R-3 1,000.00 1,064.52 4.37 1,000.00 1,020.97 4.28 0.84
R-4 1,000.00 1,065.29 3.38 1,000.00 1,021.93 3.31 0.65
R-5 1,000.00 1,066.03 2.76 1,000.00 1,022.53 2.70 0.53

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Annualized
Expense
Ratio
Short-Term Income Fund
Class A $ 1,000.00 $ 996.95 $ 3.42 $ 1,000.00 $ 1,021.78 $ 3.47 0.68%
Class C 1,000.00 992.14 7.83 1,000.00 1,017.34 7.93 1.56
Class J 1,000.00 997.28 3.07 1,000.00 1,022.13 3.11 0.61
Institutional 1,000.00 998.17 2.17 1,000.00 1,023.04 2.19 0.43
R-1 1,000.00 993.93 6.48 1,000.00 1,018.70 6.56 1.29
R-3 1,000.00 995.47 4.93 1,000.00 1,020.27 4.99 0.98
R-4 1,000.00 996.41 3.98 1,000.00 1,021.22 4.02 0.79
R-5 1,000.00 997.01 3.37 1,000.00 1,021.83 3.41 0.67
SmallCap Fund
Class A 1,000.00 1,058.24 5.86 1,000.00 1,019.51 5.75 1.13
Class C 1,000.00 1,053.65 10.15 1,000.00 1,015.32 9.96 1.96
Class J 1,000.00 1,058.93 5.03 1,000.00 1,020.32 4.94 0.97
Institutional 1,000.00 1,059.60 4.52 1,000.00 1,020.82 4.43 0.87
R-1 1,000.00 1,055.45 8.39 1,000.00 1,017.04 8.24 1.62
R-3 1,000.00 1,057.17 6.79 1,000.00 1,018.60 6.67 1.31
R-4 1,000.00 1,058.26 5.81 1,000.00 1,019.56 5.70 1.12
R-5 1,000.00 1,058.79 5.19 1,000.00 1,020.16 5.09 1.00
R-6 1,000.00 1,060.25 3.89 1,000.00 1,021.42 3.82 0.75
SmallCap Growth Fund I
Class J 1,000.00 1,040.56 5.50 1,000.00 1,019.81 5.45 1.07
Institutional 1,000.00 1,041.56 4.84 1,000.00 1,020.47 4.79 0.94
R-1 1,000.00 1,037.90 8.78 1,000.00 1,016.59 8.69 1.71
R-3 1,000.00 1,039.06 7.20 1,000.00 1,018.15 7.12 1.40
R-4 1,000.00 1,040.38 6.22 1,000.00 1,019.11 6.16 1.21
R-5 1,000.00 1,040.60 5.61 1,000.00 1,019.71 5.55 1.09
R-6 1,000.00 1,042.07 4.27 1,000.00 1,021.02 4.23 0.83
SmallCap S&P 600 Index Fund
Class J 1,000.00 1,027.01 1.99 1,000.00 1,023.24 1.99 0.39
Institutional 1,000.00 1,027.73 1.07 1,000.00 1,024.15 1.07 0.21
R-1 1,000.00 1,023.55 5.30 1,000.00 1,019.96 5.30 1.04
R-3 1,000.00 1,024.99 3.73 1,000.00 1,021.53 3.72 0.73
R-4 1,000.00 1,026.16 2.76 1,000.00 1,022.48 2.75 0.54
R-5 1,000.00 1,026.58 2.15 1,000.00 1,023.09 2.14 0.42
R-6 1,000.00 1,028.05 0.82 1,000.00 1,024.40 0.82 0.16
SmallCap Value Fund II
Class J 1,000.00 1,040.06 6.43 1,000.00 1,018.90 6.36 1.25
Institutional 1,000.00 1,040.92 4.94 1,000.00 1,020.37 4.89 0.96
R-1 1,000.00 1,036.47 9.24 1,000.00 1,016.13 9.15 1.80
R-3 1,000.00 1,038.49 7.66 1,000.00 1,017.69 7.58 1.49
R-4 1,000.00 1,039.29 6.68 1,000.00 1,018.65 6.61 1.30
R-5 1,000.00 1,040.29 6.07 1,000.00 1,019.26 6.01 1.18
R-6 1,000.00 1,041.67 4.79 1,000.00 1,020.52 4.74 0.93
Tax-Exempt Bond Fund
Class A 1,000.00 1,004.36 3.99 1,000.00 1,021.22 4.02 0.79
Class C 1,000.00 1,000.18 8.17 1,000.00 1,017.04 8.24 1.62
Institutional 1,000.00 1,006.91 2.73 1,000.00 1,022.48 2.75 0.54

Shareholder Expense Example
Principal Funds, Inc.
October 31, 2021 (unaudited)

Actual Hypothetical
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Beginning
Account Value
May 1, 2021
Ending Account
Value
October 31,
2021
Expenses Paid
During Period
May 1, 2021 to
October 31,
2021
(a)
Annualized
Expense
Ratio
Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Class A $ 1,000.00 $ 1,004.36 $ 3.89 $ 1,000.00 $ 1,021.32 $ 3.92 0.77%
Class C 1,000.00 1,000.18 8.07 1,000.00 1,017.14 8.13 1.60
Institutional 1,000.00 1,006.91 2.63 1,000.00 1,022.58 2.65 0.52
(a)
Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940
As noted in the table provided below, certain of the Principal Funds made distributions for the months of June 2021, July 2021, August 2021,
September 2021, October 2021 and November 2021 for which a portion is estimated to be in excess of the Fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:
June 2021
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Equity Income Fund 73.23 26.77 0.00
Finisterre Emerging Markets Total Return Bond Fund 0.00 100.00 0.00
Global Diversified Income Fund 54.36 0.00 45.64
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 93.20 0.00 6.80
High Yield Fund 0.00 0.00 100.00
SAM Balanced Portfolio 0.00 100.00 0.00
SAM Conservative Balanced Portfolio 73.04 26.96 0.00
SAM Flexible Income Portfolio 0.00 100.00 0.00
July 2021
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Finisterre Emerging Markets Total Return Bond Fund 48.95 51.05 0.00
Global Diversified Income Fund 44.29 0.00 55.71
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 94.44 0.00 5.56
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 34.54 65.46 0.00
August 2021
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Finisterre Emerging Markets Total Return Bond Fund 59.26 40.74 0.00
Global Diversified Income Fund 43.24 0.00 56.76
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 93.53 0.00 6.47
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 39.49 60.51 0.00
September 2021
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Equity Income Fund 77.54 22.46 0.00
Finisterre Emerging Markets Total Return Bond Fund 9.27 0.00 90.73
Global Diversified Income Fund 32.68 0.00 67.32
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 87.61 0.00 12.39
High Yield Fund 0.00 0.00 100.00
SAM Balanced Portfolio 97.67 2.33 0.00
SAM Conservative Balanced Portfolio 98.85 1.15 0.00

Principal Funds, Inc.
(unaudited)

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.
Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the Funds will not be available until the end of the Funds’ fiscal year.
As a result, shareholders should not use the information provided in this notice for tax reporting purposes.
Notices are posted monthly on our website at principalfunds.com/sources-of-distribution . You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.
A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
Principal Funds are distributed by Principal Funds Distributor, Inc.
October 2021
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Finisterre Emerging Markets Total Return Bond Fund 0.00 0.00 100.00
Global Diversified Income Fund 0.92 0.00 99.08
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 84.84 0.00 15.16
High Yield Fund 0.00 0.00 100.00
November 2021
Fund Net Income Realized Gain Capital Sources
Core Fixed Income Fund 0.00% 0.00% 100.00%
Finisterre Emerging Markets Total Return Bond Fund 0.00 0.00 100.00
Global Diversified Income Fund 0.00 0.00 100.00
Government & High Quality Bond Fund 0.00 0.00 100.00
High Income Fund 71.13 0.00 28.87
High Yield Fund 0.00 0.00 100.00
SAM Flexible Income Portfolio 73.29 26.71 0.00

FUND BOARD OF DIRECTORS AND OFFICERS
The Board of Directors (the “Board”) has overall responsibility for overseeing the Fund’s operations in accordance with the Investment Act of 1940, as amended (the “1940 Act”), other applicable laws, and the Fund’s charter. Each member of the Board (“Board Member”) serves on the Board of the following investment companies sponsored by Principal Life Insurance Company: Principal Funds, Inc., Principal Variable
Contracts Funds, Inc., Principal Exchange-Traded Funds, and Principal Diversified Select Real Asset Fund which are collectively referred to as the “Fund Complex”. Board Members that are affiliated persons of any investment advisor, the principal distributor, or the principal underwriter of the Fund Complex are considered “interested persons” of the Fund (as defined in the 1940 Act) and are shown below as
“Interested Board Members”. Board Members who are not Interested Board Members are shown below as “Independent Board Members”.
Each Board Member generally serves until the next annual meeting of stockholders or until such Board Member’s earlier death, resignation, or removal. Independent Board Members have a 72-year age limit and, for Independent Board Members elected on or after September 14,
2021, a 72-year age limit or a 15-year term limit, whichever occurs first. The Board may waive the age or term limits in the Board’s discretion.
Officers serve at the pleasure of the Board, and each officer has the same position with each investment company in the Fund Complex.
INDEPENDENT BOARD MEMBERS
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth Ballantine
Director since 2004
Chair, Nominating and Governance Committee
1948
Principal, EBA Associates 125 Durango Herald, Inc.; McClatchy
Newspapers, Inc.
Leroy T. Barnes, Jr.
Director since 2012
Member, Audit Committee
Member, Nominating and Governance
Committee
1951
Retired 125 McClatchy Newspapers, Inc.; Frontier
Communications, Inc.; formerly, Herbalife
Ltd.
Craig Damos
Lead Independent Director since 2020
Director since 2008
Member, Nominating and Governance
Committee
Member, Executive Committee
1954
President, C.P. Damos Consulting LLC 125 None
Fritz S. Hirsch
Director since 2005
Member, Operations Committee
Chair, 15(c) Committee
1951
Interim CEO, MAM USA: February 2020 to
October 2020
125 MAM USA
Victor Hymes
Director since 2020
Member, Audit Committee
1957
Founder and Managing Member of Legato Capital
Management, LLC
125 Formerly, Montgomery Street Income
Securities Inc.
John D. Kenney
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1965
Formerly, Legg Mason Global Asset Management 125 Formerly: Legg Mason Investment
Management Affiliates: Brandywine
Global; Clarion Partners; ClearBridge
Investments; Entrust Global; Legg
Mason Poland; Martin Currie Investment
Management; Permal Group (merged
into Entrust); QS Investors; RARE
Infrastructure; Royce and Associates; and
Western Asset Management
Padelford (“Padel”) L. Lattimer
Director since 2020
Member, Operations Committee
Member, 15(c) Committee
1961
TBA Management Consulting LLC 125 None
Karen (“Karrie”) McMillan
Director since 2014
Chair, Operations Committee
1961
Founder/Owner, Tyche Consulting LLC
Formerly, Managing Director, Patomak Global
Partners, LLC
125 None

INTERESTED BOARD MEMBERS
Correspondence intended for each Board Member who is other than an Interested Board Member may be sent to 655 9th Street, Des Moines,
IA 50392.
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Board Member
Other Directorships
Held by Board Member
During Past 5 Years
Elizabeth A. Nickels
Director since 2015
Chair, Audit Committee
Member, Nominating and Governance
Committee
1962
Retired 125 SpartanNash; Formerly: Charlotte Russe;
Follet Corporation; PetSmart; Spectrum
Health Systems
Mary M. (“Meg”) VanDeWeghe
Director since 2018
Member, Audit Committee
Member, 15(c) Committee
1959
CEO and President, Forte Consulting, Inc. 125 Helmerich & Payne; Formerly: B/E
Aerospace; Brown Advisory; Denbury
Resources Inc.; Nalco (and its successor
Ecolab); and WP Carey
Name,
Position Held with the Fund Complex,
Year of Birth
Principal Occupation(s)
During past 5 years
Number of Portfolios
in Fund Complex
Overseen by Director
Other
Directorships
Held by Director
During Past 5 Years
Timothy M. Dunbar
Chair and Director since 2019
Chair, Executive Committee
1957
President-Principal Global Asset Management
(“PGAM”), Principal Global Investors, LLC
(“PGI”) since 2018
Director, PGI (2018-2020)
Division President, Principal Financial Services,
Inc. (“PFSI) and Principal Life Insurance Company
(“PLIC”) (2020–2021)
Executive Vice President and Chief Investment
Officer, PFSI and PLIC (2014-2018)
President – PGAM, PFSI and PLIC (2018-2020)
Director, Post Advisory Group, LLC (“Post”) (2018-
2020)
Chair and Executive Vice President, RobustWealth,
Inc. (2018-2020)
125 None
Patrick G. Halter
Member, Executive Committee
Director since 2017
1959
Chair, PGI since 2018
Chief Executive Officer and President, PGI since
2018
Chief Operating Officer, PGI (2017-2018)
Director, PGI (2003-2018)
Director, Origin Asset Management LLP (2018-
2019)
President, PGAM, PFSI, and PLIC since 2020
Director, Post since 2017
Chair, Principal Real Estate Investors, LLC
(“PREI”) since 2004
President and Chief Executive Officer, PGI, PREI
since 2018
Chief Executive Officer, PREI (2005-2018)
Chair, Spectrum Asset Management, Inc.
(“Spectrum”) since 2017
125 None

FUND COMPLEX OFFICERS
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Kamal Bhatia
President and Chief Executive Officer
Des Moines, IA 50392
1972
Director, PGI since 2019
President-Principal Funds, PGI since 2019
Principal Executive Officer, OPC Private Capital
(2017-2019)
Senior Vice President, OppenheimerFunds (2011-
2019)
Director, Principal Funds Distributor, Inc. (“PFD”)
since 2019
Senior Executive Director and Chief Operating
Officer, PFSI and PLIC since 2020
President, PFSI and PLIC (2019-2020)
Director, Post since 2020
Director, PREI since 2020
Chair and Executive Vice President, (Principal
Shareholder Services, Inc. (“PSS’) since 2019
Randy D. Bolin
Assistant Tax Counsel
Des Moines, IA 50392
1961
Vice President and Associate General Counsel, PGI
since 2016
Vice President and Associate General Counsel, PFSI
since 2013
Vice President and Associate General Counsel,
PLIC since 2013
Beth Graff
Vice President and Assistant Controller
Des Moines, IA 50392
1968
Director – Fund Accounting since 2016
Gina L. Graham
Treasurer
Des Moines, IA 50392
1965
Vice President and Treasurer, PGI since 2016
Vice President and Treasurer, PFD since 2016
Vice President and Treasurer, PFSI since 2016
Vice President and Treasurer, PLIC since 2016
Vice President and Treasurer, PREI since 2017
Vice President and Treasurer, Principal Securities,
Inc. (“PSI”) since 2016
Vice President and Treasurer, PSS since 2016
Vice President and Treasurer, RobustWealth, Inc.
since 2018
Megan Hoffmann
Vice President and Controller
Des Moines, IA 50392
1979
Director – Accounting, PLIC since 2020
Assistant Director – Accounting, PLIC (2017-2020)
Prior thereto, Senior Accounting Analyst, PLIC
Laura B. Latham
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1986
Counsel, PGI since 2018
Counsel, PLIC since 2018
Prior thereto, Attorney in Private Practice
Diane K. Nelson
AML Officer
Des Moines, IA 50392
1965
Chief Compliance Officer/AML Officer, PSS since
2015
Tara Parks
Vice President and Assistant Controller
Des Moines, IA 50392
1983
Director – Accounting, PLIC since 2019
Tax Manager – ALPS Fund Services (2011-2019)
Sara L. Reece
Vice President and Chief Operating Officer
Des Moines, IA 50392
1975
Vice President and Controller (2016-2021)
Managing Director – Global Funds Ops, PLIC since
2021
Managing Director – Financial Analysis/ Planning,
PLIC (2021)
Director - Accounting, PLIC (2015-2021)

Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Teri R. Root
Chief Compliance Officer
Des Moines, IA 50392
1979
Chief Compliance Officer – Funds, PGI since 2018
Interim Chief Compliance Officer (2018)
Deputy Chief Compliance Officer, PGI (2015-2018)
Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015
Michael Scholten
Chief Financial Officer
Secretary
Des Moines, IA 50392
1979
Chief Financial Officer – PFD since 2016
Assistant Vice President and Actuary, PLIC since
2021
Chief Financial Officer – Funds/Platforms, PLIC
since 2015
Chief Financial Officer, PSS since 2015
Britney L. Schnathorst
Assistant Counsel and Assistant
Secretary
Des Moines, IA 50392
1981
Counsel, PGI since 2018
Counsel, PLIC since 2013
Adam U. Shaikh
Assistant Counsel
Des Moines, IA 50392
1972
Assistant General Counsel, PGI since 2018
Counsel, PGI (2017-2018)
Counsel, PLIC since 2006
Counsel, PMC (2007-2017)
John L. Sullivan
Assistant Counsel and Assistant Secretary
Des Moines, IA 50392
1970
Counsel, PGI since 2020
Counsel, PLIC since 2019
Prior thereto, Attorney in Private Practice
Dan L. Westholm
Assistant Treasurer
Des Moines, IA 50392
1966
Assistant Vice President and Treasurer, PGI since
2013
Assistant Vice President-Treasury, PFD since 2013
Assistant Vice President-Treasury, PLIC since 2014
Assistant Vice President-Treasury, PSI since 2013
Assistant Vice President-Treasury, PSS since 2013
Beth C. Wilson
Vice President and Secretary
Des Moines, IA 50392
1956
Director and Secretary – Funds, PLIC since 2007
Clint L. Woods
Vice President, Counsel and
Assistant Secretary
Des Moines, IA 50392
1961
Of Counsel (2017-2018)
Vice President (2016-2017)
Counsel (2015-2017)
Vice President, Associate General Counsel and
Secretary, PGI since 2020
Vice President, Associate General Counsel,
Governance Officer, and Assistant Corporate
Secretary, PGI (2018-2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PFD since 2019
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PFSI since 2019
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PLIC since 2015
Secretary, Post since 2020
Vice President, Associate General Counsel,
Governance Officer and Secretary, PREI since 2020
Vice President, Associate General Counsel,
Governance Officer and Assistant Corporate
Secretary, PREI (2020)
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSI since 2019
Vice President, Associate General Counsel and
Assistant Corporate Secretary, PSS since 2019
Vice President, Associate General Counsel and
Assistant Secretary, RobustWealth, Inc. since 2019
Secretary, Spectrum since 2020

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing related materials.
The Audit Committee’s primary purpose is to assist the Board by serving as an independent and objective party to monitor the Fund
Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund
Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’ qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.
The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the Fund Complex's business except the power to
1) issue stock, except as permitted by law; 2) recommend to the stockholders any action which requires stockholder approval; 3) amend the bylaws; or 4) approve any merger or share exchange which does not require stockholder approval.
The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees. The
Committee is responsible for evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The Committee's nominating functions include selecting and nominating Independent Board Member candidates for election to the Board. Generally, the Committee requests nominee suggestions from Board Members and management. In addition, the Committee considers candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to the Principal
Funds Complex Secretary, in care of the Principal Funds Complex, 711 High Street, Des Moines, IA 50392. Such recommendations must include all information specified in the Committee’s charter and must conform with the procedures set forth in Appendix A thereto, which can be found at https://www.principalglobal.com/documentdownload/160950. Examples of such information include the nominee’s biographical information; relevant educational and professional background of the nominee; the number of shares of each Fund owned of record and beneficially by the nominee and by the recommending shareholder; any other information regarding the nominee that would be required to be disclosed in a proxy statement or other filing required to be made in connection with the solicitation of proxies for the election of board members; whether the nominee is an “interested person” of the Fund as defined in the 1940 Act; and the written consent of the nominee to be named as a nominee and serve as a board member if elected.
When evaluating a potential nominee for Independent Board Member, the Committee may consider, among other factors: educational background; relevant business and industry experience; whether the person is an "interested person" of the Fund as defined in the 1940 Act;
and whether the person is willing to serve, and willing and able to commit the time necessary to attend meetings and perform the duties of an
Independent Board Member. In addition, the Committee may consider whether a candidate’s background, experience, skills and views would complement the background, experience, skills and views of other Board Members and would contribute to the diversity of the Board. The
Committee meets with nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board.  The Board does not regularly use the services of professional search firms to identify or evaluate potential candidates or nominees.
The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.
Additional information about the Fund is available in the Prospectus dated March 1, 2021 and as supplemented, and the Statement of
Additional Information dated March 1, 2021 and as supplemented. These documents may be obtained free of charge by writing Principal
Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.
com/prospectuses.
Name,
Position Held with the Fund Complex,
Address, and Year of Birth
Principal Occupation(s)
During past 5 years
Jared A. Yepsen
Assistant Tax Counsel
Des Moines, IA 50392
1981
Counsel, PGI (2017-2019)
Counsel, PLIC since 2015

PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the
SEC website at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.
sec.gov.
Government Money Market Fund and Money Market Fund each file a complete schedule of investments with the Securities and Exchange
Commission on Form N-MFP. Form N-MFP is available on the Commission’s website at www.sec.gov. In addition, the monthly portfolio holdings are available for Government Money Market Fund and Money Market Fund at www.PrincipalFunds.com.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
Annual Review and Renewal of Management Agreement and Sub-Advisory Agreements
At its September 14, 2021 meeting, the Board performed its annual review and renewal process relating to the Management Agreement and the Sub-Advisory Agreements for all Funds.
Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Directors who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PFI, as defined in the 1940 Act
(the “Board”), annually to review and to consider the continuation of: (1) the Management Agreement between Principal Global Investors,
LLC (the “Manager”) and PFI, on behalf of each of the sixty-three (63) series of PFI (each series is referred to as a “Fund”) (2) the Sub-
Advisory Agreements between the Manager and each of AllianceBernstein L.P.; Barrow Hanley Mewhinney & Strauss, LLC; BlackRock
Financial Management, Inc.; BlackRock International Limited; Brown Advisory, LLC; Causeway Capital Management LLC; DDJ Capital
Management, LLC; Eagle Asset Management, Inc.; Emerald Advisers, LLC; Hotchkis and Wiley Capital Management, LLC; Los Angeles
Capital Management LLC; Mellon Investments Corporation; MetLife Investment Management, LLC; Origin Asset Management LLP; Post
Advisory Group, LLC; Principal Real Estate Investors, LLC; Robert W. Baird & Co. Incorporated; Spectrum Asset Management, Inc.; T.
Rowe Price Associates, Inc.; Vaughan Nelson Investment Management, LP; Victory Capital Management Inc.; W. H. Reaves & Co., Inc.;
and Westwood Management Corp.; (collectively, the “Sub-Advisors”). The Management Agreement and the Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements.”
The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board reviewed a broad range of information requested for this purpose, including, among other information, information regarding performance, advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.
Management Agreement
The Board considered, among other factors, that the Manager, that the Manager and its affiliates have demonstrated a long-term commitment to support the Funds, including undertakings to cap Fund expenses and/or waive management fees for certain Funds. The Board concluded that a relationship with a capable and conscientious investment adviser is in the best interests of each Fund. In addition, the Board considered various factors, including the following factors for each of the Funds.
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under the Management Agreement, including accounting and administrative services, as applicable. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager.
The Board concluded that appropriate resources were provided under the Management Agreement.
The Board also considered that for certain Funds, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility to the Sub-Advisors. The Board noted that the Manager’s process for the selection of sub-advisors emphasizes the selection of Principal-affiliated sub-advisors that are determined to be qualified under the Manager’s due diligence process, but that the Manager will select an unaffiliated sub-advisor to manage all or a portion of a Fund’s investment portfolio when deemed necessary or appropriate based upon a consideration of the Fund’s investment mandate and available expertise and resources within the Principal organization. With respect to Funds with unaffiliated sub-advisors, the Board considered the due diligence process developed by the Manager for purposes of selecting a qualified unaffiliated sub-advisor for a Fund. The Board considered the Manager’s due diligence process for monitoring and replacing sub-
advisors and for monitoring the investment performance of the Manager. The Board also considered the compliance program established by the Manager for the Funds, the quality of that program and the level of compliance attained by the Funds. The Board noted that they had previously reviewed annual best execution and soft dollar reports and information regarding the research payment accounts for applicable
Funds and included this information in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the
Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under each Management Agreement were satisfactory.
Investment Performance
The Board reviewed each Fund’s investment performance over longer-term periods, reviewing both the investment return during the three-
year period ended March 31, 2021 and the blended investment return (50%/50%) of the three- and five-year periods ended March 31, 2021, and compared those returns to various agreed-upon performance measures, including, for all Funds other than the Government Money
Market Fund and the Money Market Fund, peer-group data based upon a broad-based, industry category determined using Morningstar

Direct data (“Performance Universe”). For the Government Money Market Fund and the Money Market Fund, comparative performance information was based upon data provided by I-Money Net.
For Funds or Sub-Advisors that did not have a five-year performance history, the Board reviewed performance for a three-year period ended
March 31, 2021, if available. For Funds or Sub-Advisors that did not have a three-year performance history, the Board reviewed performance for a one-year period ended March 31, 2021, if available. The Board also compared each Fund’s investment performance over the one-, three-
and five-year periods ended March 31, 2021, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no or limited performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. For most Funds, the Board concluded that the
Fund’s investment returns met acceptable levels of investment performance. There were certain Funds, and certain sub-advisors for multi-
manager Funds, that had not attained during the relevant period(s) a level of investment performance considered satisfactory by the Board.
For such Funds, the Board also considered other factors, such as the longer-term performance of each such Fund or Sub-Advisor, remedial efforts being undertaken to improve performance and/or the Manager’s explanation for the performance of such Fund or Sub-Advisor. The
Board considered the Manager’s due diligence process for evaluating the performance of all Funds and all Sub-Advisors, for which they receive regular reporting, and concluded that the Manager has in place an effective due diligence process to monitor investment performance, to encourage remedial action and to make changes in the sub-advisors at the appropriate time, if necessary subject to Board oversight.
Investment Management Fees
The Board considered each Fund’s contractual and effective management fee rates. For each Fund, other than as noted below, the Board received certain information from Broadridge. For Funds, the Board received information comparing each Fund’s (1) contractual management fee rate at current asset levels and at theoretical asset levels, (2) effective net management fee rate (after any fee waivers) at average fiscal-
year asset levels, (3) actual non-management expense rate at average fiscal-year asset levels and (4) total net expense ratio (including, as applicable, acquired fund fees and expenses and after any expense caps or fee waivers) at average fiscal-year asset levels for Institutional
Class shares for each Fund, except for Money Market Fund as described below, to investment advisory fee rates, non-management expense rates and expense ratios of funds in a peer group selected by Broadridge (“Expense Group”) and a broad-based, industry category defined by Broadridge (“Expense Universe”).
For Money Market Fund, which does not have Institutional Class shares, comparative fee and expense information was provided based upon
Class A shares. For other Funds for which Class A shares represented more than 10% of the Fund’s total assets, comparative fee and expense information was supplementally provided based upon Class A shares.
In evaluating the contractual and effective management fee rates, the Board considered a variety of factors, including the contractual and effective fee rates, breakpoints, comparisons to fee rates of peer group funds and other funds and non-fund accounts managed by the Manager, sub-advisory fee rates paid, services provided, investment performance, total net expense ratios, profitability, the existence and sharing of economies of scale, fall-out benefits and expense caps and fee waivers. The Board considered the impact of changes in sub-advisory fee rates put into effect since September 2020. The Board considered that certain Funds with similar investment strategies and policies have different management fee schedules and noted the reasons cited by the Manager for the differing fee rates. In reviewing the fee rates of other accounts managed by the Manager, the Board considered information provided by the Manager regarding differences between the services provided to the Funds and the services provided to such other accounts. For most Funds, effective net management fee rates were within the third quartile or better when compared to the applicable Expense Group. For some Funds, although effective net management fee rates were higher than the third quartile, total net expense ratios were within the third quartile or better. Discussion is set forth below regarding specific factors relevant to the Boards’ review of certain other Funds.
With respect to the Principal LifeTime Funds, the Board noted that the Funds do not pay Fund-level management fees and reviewed the actual non-management expenses of the Funds. The Board reviewed the total net expense ratios of the Funds, including acquired fund fees and expenses, and noted that the total net expense ratio, including acquired fund fees and expenses, for Principal LifeTime 2015 Fund on the basis of Institutional Class shares was in the fourth quartile (80th percentile) in the Expense Group. In concluding that the Management Agreement for this Fund should be renewed, the Board considered all relevant factors, including the Fund’s actual non-management expenses, which the
Board concluded were reasonable, and the fees and expenses of the underlying Funds in which the Fund invests, which the Board considered individually and concluded were reasonable. The Board also considered the Fund’s performance, noting the Fund’s performance in the second quartile of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2021 (each was at the 37th percentile).
With regard to Core Fixed Income Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (90th and 99th percentiles, respectively) in the Expense Group. The Board accepted management’s proposals to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and to add an expense cap on the Fund’s Institutional Class shares and considered the pro forma effect of these changes on the rankings of the Fund’s net management fee rate and total net expense ratio on the basis of Institutional Class shares in the Expense
Group, noting that the Fund’s net management fee rate would move to the 50th percentile and the Fund’s total net expense ratio would move to the 70th percentile. Considering all relevant factors, including the Fund’s performance in the second and first quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2021 (35th and 20th percentiles, respectively), the Board concluded that the Management Agreement, as amended, should be renewed.
With regard to Real Estate Securities Fund, the Board noted that the effective net management fee rate and the total net expense ratio on the basis of Institutional Class shares were higher than third quartile (both were at the 88th percentile) in the Expense Group. The Board accepted management’s proposal to lower the expense cap on the Fund’s Institutional Class shares and considered the pro forma effect of the lower expense cap on the rankings of the Fund’s net management fee rate and total net expense ratio on the basis of Institutional Class shares in the Expense Group, noting that the Fund’s net management fee rate would move to the 75th percentile and the Fund’s total net expense ratio would move to the 63rd percentile. Considering all relevant factors, including the Fund’s performance in the second and first quartiles, respectively, of its Performance Universe for the three-year and blended three- and five-year periods ended March 31, 2021 (26th and 24th percentiles, respectively), the Board concluded that the Management Agreement should be renewed.
The Board also considered the expense caps and fee waivers that would be in place with respect to certain Funds and share classes. The list of agreed upon expense caps and fee waivers is the result of the Manager’s proposals to extend the expense caps and fee waivers for certain
Funds and share classes and to terminate the expense caps and fee waivers for other Funds and share classes that are projected to continue to operate below current applicable expense caps. In accepting this proposal, the Board noted the pro forma effect of the proposal on the rankings of the Fund’s net management fee rate and total net expense ratio on the basis of Institutional Class shares in the Fund’s Expense
Group, noting that the Fund’s net management fee rate and total net expense ratio would remain in the first and second quartiles, respectively
(13th and 27th percentiles, respectively). The list of agreed upon expense caps and fee waivers also reflects new or revised expense caps for
Institutional Class shares of California Municipal Fund, Core Fixed Income Fund, Tax-Exempt Bond Fund, Real Estate Securities Fund and
MidCap Value Fund I to be effective from January 1, 2022 through February 28, 2023, and for Class J shares of Inflation Protection Fund,
Class A shares of MidCap Value Fund I, Class J shares of SmallCap Value Fund II and Class C shares of International Emerging Markets
Fund to be effective from March 1, 2022 through February 28, 2023.
With regard to each of Equity Income Fund, LargeCap S&P 500 Index Fund, and MidCap Fund, the Board accepted management’s proposal to amend the Management Agreement for the Fund to add one or more new breakpoints to the management fee schedule and considered the new breakpoint or breakpoints in concluding that the Management Agreement, as amended, should be renewed.
With regard to each of Short Term Income Fund, California Municipal Fund, Tax-Exempt Bond Fund, Global Diversified Income Fund, and
MidCap Growth Fund III the Board accepted management’s proposal to amend the management fee schedule for the Fund to reduce the effective management fee rate payable at all asset levels and considered this fee reduction in concluding that the Management Agreement, as amended, should be renewed.
With regard to each of High Income Fund, Finisterre Emerging Markets Total Return Bond Fund, and Global Diversified Income Fund, each of which is permitted to invest in unaffiliated exchange-traded funds in excess of the limits set forth in Section 12(d)(1) of the Investment
Company Act of 1940, as amended, in accordance with exemptive orders issued to such exchange-traded funds and procedures previously adopted by the Board, the Board considered information provided by the Manager relating to the non-duplicative nature of the Fund’s management fees and found that the management fees charged by the Manager under the Management Agreement for the Fund are for services provided in addition to, and are not duplicative of, services provided under the investment advisory contract(s) of the exchange-
traded funds in which the Fund may invest.
Profitability
The Board reviewed detailed information regarding revenues the Manager received under the Management Agreement and the estimated direct and indirect costs incurred in providing to each Fund the services described in the Management Agreement for the year ended
December 31, 2020. The Board also considered the returns on revenue generated in connection with the payment of sub-advisory fees to affiliated Sub-Advisors (Origin Asset Management LLP, Post Advisory Group, LLC, Principal Real Estate Investors LLC and Spectrum
Asset Management, Inc.) and the aggregated return on revenue to the Manager and its affiliates for the year ended December 31, 2020. The
Board concluded that, for each Fund, the profitability to the Manager of the Management Agreement was reasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board considered the Manager’s biennial breakpoint analysis that was received by the Board in March
2020 and the Manager’s representation that Funds are initially priced as though the Fund had reached scale, reflecting a sharing of economies of scale. The Board then reviewed the levels at which breakpoints occur, the incremental declines in management fee rates at each breakpoint and the amount of fee reductions that had been provided to shareholders as a result of these breakpoints. The Board considered cost saving passed along to the Funds as a result of certain expense caps and fee waivers. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted
management’s explanation of efficiencies in the Manager’s cost structure. The Board concluded that the fee schedule for each Fund, taking into account the proposed amendments described above, reflects an appropriate level of sharing of any economies of scale.

The Board noted that the Principal LifeTime Hybrid Funds and the Principal LifeTime do not directly pay management fees, although shareholders bear a portion of the cost of the management fees at the underlying fund level as reflected in the acquired fund fees and expenses.
The Board also noted that the management fee schedules for Government Money Market Fund, MidCap S&P 400 Index Fund, and SmallCap
S&P 600 Index Fund do not include breakpoints, but each such Fund has a relatively low management fee rate (25 basis points or less) on all Fund assets. Considering all relevant factors, including each such Fund’s fee rate and current asset level, the Board determined that no breakpoints were necessary at this time.
Other Benefits to Manager
The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board noted that the Manager uses Fund commissions to buy Section 28(e) eligible products and services.
The Board concluded that the incidental benefits received by the Manager and its affiliates were appropriate.
Sub-advisory Agreements
Nature, Quality and Extent of Services
The Board considered the nature, quality and extent of the services provided under each Sub-Advisory Agreement. The Board considered the reputation, qualifications and background of the Sub-Advisor, the investment approach of the Sub-Advisor, the experience and skills of investment personnel responsible for the day-to-day management of each Fund and the resources made available to such personnel. The
Board also considered the Sub-Advisors’ compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Sub-Advisors to the sub-advised Funds under the
Sub-Advisory Agreements are satisfactory.
Investment Performance
As to each sub-advised Fund, the Manager had advised the Board that the investment services delivered by each Sub-Advisor to the Fund were reasonable. Based upon all relevant factors, the Board concluded that each Sub-Advisor is qualified and that either: (1) the investment performance of the Sub-Advisor met acceptable levels of investment performance; or (2) although the Fund experienced underperformance from the applicable Sub-Advisor, based upon that Fund’s particular circumstances or in light of remedial efforts being taken to improve performance, as applicable, it was in the best interests of the Fund to continue to closely monitor performance and to renew the Sub-Advisory
Agreement. In each case involving underperformance, the Board concluded that the Manager was providing effective monitoring.
Fees, Economies of Scale and Profitability
For each sub-advised Fund, the Board considered the sub-advisory fee rates, noting that the Manager compensates each Sub-Advisor from its own management fee, so that shareholders pay only the management fee. For each sub-advised Fund, other than as noted below, the Board received certain information from Broadridge comparing each such Fund’s sub-advisory fee rate at current asset levels and at theoretical asset levels to sub-advisory fee rates of sub-advised funds in the Expense Group and, if available, the Expense Universe.
With regard to the Real Estate Securities Fund the Board accepted management’s proposal to amend the Sub-Advisory Agreement for the
Fund with Principal Real Estate Investors, LLC to amend the sub-advisory fee schedule for the Fund to reduce the effective sub-advisory fee rate payable at all asset levels, and the Board considered the amended sub-advisory fee schedule and the pro forma ranking of the reduced effective sub-advisory fee rate in concluding that the Sub-Advisory Agreement, as amended, should be renewed for the Fund.
The Board considered whether there are economies of scale with respect to the sub-advisory services provided to each sub-advised Fund and, if so, whether the sub-advisory fees reflect such economies of scale through breakpoints in fee schedules or whether the sub-advisory fee schedule is otherwise appropriate at current asset levels. In addition, in evaluating the sub-advisory fee rates and the factor of profitability, with respect to unaffiliated Sub-Advisors, the Board considered that the sub-advisory fee rate was negotiated at arm’s length between the
Manager and the Sub-Advisor. The Board considered the profitability of the affiliated Sub-Advisors in conjunction with their review of the profitability of the Manager.
Other Benefits to Sub-Advisors
The Board also considered the character and amount of other incidental benefits received by each Sub-Advisor when evaluating the sub-
advisory fees. The Board considered as a part of this analysis each Sub-Advisor’s brokerage practices, soft dollar practices and use of research payment accounts. The Board concluded that the incidental benefits received by each Sub-Advisor were appropriate.
Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement, including the fee rate payable thereunder, continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2021 (unaudited)

Long-Term Capital Gain Dividends. Certain funds distributed long-term capital gain dividends during the fiscal year ended October 31,
2021 . Details of designated long-term capital gain dividends for federal income tax purposes are shown in the Notes to Financial Statements.
To the extent necessary to distribute such capital gains, certain funds may also utilize, and hereby designate, earnings and profits distributed to shareholders on redemptions of shares as part of the Dividends Paid Deduction.
Dividends Received Deduction (“DRD”). For corporate shareholders, the funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as DRD eligible for the calendar year ended December 31, 2020:
Qualified Dividend Income (“QDI”). Certain dividends paid by the funds may be subject to a maximum tax rate of 20%. The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2020:
DRD DRD
California Municipal Fund 0.00% Principal LifeTime 2040 Fund 20.97%
Core Fixed Income Fund 0.78 Principal LifeTime 2045 Fund 23.73
Core Plus Bond Fund 1.00 Principal LifeTime 2050 Fund 24.02
Diversified International Fund 0.00 Principal LifeTime 2055 Fund 25.68
Equity Income Fund 100.00 Principal LifeTime 2060 Fund 29.19
Finisterre Emerging Markets Total Return Bond
Fund 0.00 Principal LifeTime 2065 Fund 32.90
Global Diversified Income Fund 10.60 Principal LifeTime Hybrid 2015 Fund 10.71
Global Real Estate Securities Fund 0.08 Principal LifeTime Hybrid 2020 Fund 13.85
Government & High Quality Bond Fund 0.00 Principal LifeTime Hybrid 2025 Fund 17.43
Government Money Market Fund 0.00 Principal LifeTime Hybrid 2030 Fund 19.97
High Income Fund 0.06 Principal LifeTime Hybrid 2035 Fund 24.23
High Yield Fund 0.89 Principal LifeTime Hybrid 2040 Fund 28.00
Inflation Protection Fund 0.00 Principal LifeTime Hybrid 2045 Fund 33.74
International Emerging Markets Fund 0.00 Principal LifeTime Hybrid 2050 Fund 36.53
International Fund I 0.00 Principal LifeTime Hybrid 2055 Fund 41.41
LargeCap Growth Fund I 25.73 Principal LifeTime Hybrid 2060 Fund 42.58
LargeCap S&P 500 Index Fund 70.25 Principal LifeTime Hybrid 2065 Fund 45.60
LargeCap Value Fund III 100.00 Principal LifeTime Hybrid Income Fund 6.37
MidCap Fund 0.00 Principal LifeTime Strategic Income Fund 7.65
MidCap Growth Fund 42.34 Real Estate Securities Fund 0.08
MidCap Growth Fund III 54.48 SAM Balanced Portfolio 41.01
MidCap S&P 400 Index Fund 70.84 SAM Conservative Balanced Portfolio 27.97
MidCap Value Fund I 100.00 SAM Conservative Growth Portfolio 54.83
Money Market Fund 0.00 SAM Flexible Income Portfolio 19.90
Overseas Fund 0.11 SAM Strategic Growth Portfolio 63.37
Principal Capital Appreciation Fund 100.00 Short-Term Income Fund 0.00
Principal LifeTime 2010 Fund 8.30 SmallCap Fund 85.18
Principal LifeTime 2015 Fund 10.42 SmallCap Growth Fund 22.12
Principal LifeTime 2020 Fund 13.46 SmallCap S&P 600 Index Fund 59.38
Principal LifeTime 2025 Fund 14.61 SmallCap Value Fund II 100.00
Principal LifeTime 2030 Fund 15.28 Tax-Exempt Bond Fund 0.00
Principal LifeTime 2035 Fund 17.18
QDI QDI
California Municipal Fund 0.00% Principal LifeTime 2040 Fund 37.74%
Core Fixed Income Fund 0.78 Principal LifeTime 2045 Fund 42.46
Core Plus Bond Fund 1.62 Principal LifeTime 2050 Fund 43.15
Diversified International Fund 100.00 Principal LifeTime 2055 Fund 46.26
Equity Income Fund 100.00 Principal LifeTime 2060 Fund 52.88
Finisterre Emerging Markets Total Return Bond
Fund 1.03 Principal LifeTime 2065 Fund 59.87
Global Diversified Income Fund 20.26 Principal LifeTime Hybrid 2015 Fund 15.81
Global Real Estate Securities Fund 48.30 Principal LifeTime Hybrid 2020 Fund 20.55
Government & High Quality Bond Fund 0.00 Principal LifeTime Hybrid 2025 Fund 25.85
Government Money Market Fund 0.00 Principal LifeTime Hybrid 2030 Fund 29.84
High Income Fund 0.10 Principal LifeTime Hybrid 2035 Fund 36.42
High Yield Fund 1.53 Principal LifeTime Hybrid 2040 Fund 42.11
Inflation Protection Fund 0.00 Principal LifeTime Hybrid 2045 Fund 50.72
International Emerging Markets Fund 100.00 Principal LifeTime Hybrid 2050 Fund 54.92
International Fund I 100.00 Principal LifeTime Hybrid 2055 Fund 62.43

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2021 (unaudited)

Foreign Taxes Paid. The following funds elect under the Internal Revenue Code (“IRC”) Section 853 to pass through foreign taxes paid to their shareholders. The funds designated the following for federal income tax purposes for distributions made during the taxable year ended
October 31, 2021 :
Section 163(j) Interest Dividends. The funds below intend to pass through Section 163(j) Interest Dividends as defined in Proposed Treasury
Regulation §1.163(j)-1(b). The funds designate the following as a percentage of taxable ordinary income distributions (dividend income and short-term gains, if any), or up to the maximum amount allowable, as QDI eligible for the calendar year ended December 31, 2020:
QDI QDI
LargeCap Growth Fund I 28.25% Principal LifeTime Hybrid 2060 Fund 64.30%
LargeCap S&P 500 Index Fund 77.80 Principal LifeTime Hybrid 2065 Fund 69.59
LargeCap Value Fund III 100.00 Principal LifeTime Hybrid Income Fund 9.26
MidCap Fund 0.00 Principal LifeTime Strategic Income Fund 12.36
MidCap Growth Fund 43.46 Real Estate Securities Fund 3.17
MidCap Growth Fund III 58.31 SAM Balanced Portfolio 60.30
MidCap S&P 400 Index Fund 89.08 SAM Conservative Balanced Portfolio 42.54
MidCap Value Fund I 100.00 SAM Conservative Growth Portfolio 78.05
Money Market Fund 0.00 SAM Flexible Income Portfolio 31.97
Overseas Fund 100.00 SAM Strategic Growth Portfolio 90.95
Principal Capital Appreciation Fund 100.00 Short-Term Income Fund 0.00
Principal LifeTime 2010 Fund 14.05 SmallCap Fund 100.00
Principal LifeTime 2015 Fund 17.76 SmallCap Growth Fund I 25.88
Principal LifeTime 2020 Fund 23.04 SmallCap S&P 600 Index Fund 81.77
Principal LifeTime 2025 Fund 25.18 SmallCap Value Fund II 100.00
Principal LifeTime 2030 Fund 27.55 Tax-Exempt Bond Fund 0.00
Principal LifeTime 2035 Fund 30.90
Foreign Taxes
Per Share
Foreign Taxes
Per Share
Diversified International Fund $ 0.0421 Principal LifeTime Hybrid 2020 Fund $ 0.0029
Finisterre Emerging Markets Total Return Bond
Fund 0.0053 Principal LifeTime Hybrid 2025 Fund 0.0033
International Emerging Markets Fund 0.0428 Principal LifeTime Hybrid 2030 Fund 0.0039
International Fund I 0.0444 Principal LifeTime Hybrid 2035 Fund 0.0044
Overseas Fund 0.0188 Principal LifeTime Hybrid 2040 Fund 0.0050
Principal LifeTime 2010 Fund 0.0026 Principal LifeTime Hybrid 2045 Fund 0.0055
Principal LifeTime 2015 Fund 0.0025 Principal LifeTime Hybrid 2050 Fund 0.0056
Principal LifeTime 2020 Fund 0.0046 Principal LifeTime Hybrid 2055 Fund 0.0054
Principal LifeTime 2025 Fund 0.0043 Principal LifeTime Hybrid 2060 Fund 0.0050
Principal LifeTime 2030 Fund 0.0064 Principal LifeTime Hybrid 2065 Fund 0.0041
Principal LifeTime 2035 Fund 0.0057 Principal LifeTime Hybrid Income Fund 0.0012
Principal LifeTime 2040 Fund 0.0083 Principal LifeTime Strategic Income Fund 0.0018
Principal LifeTime 2045 Fund 0.0069 SAM Balanced Portfolio 0.0046
Principal LifeTime 2050 Fund 0.0091 SAM Conservative Balanced Portfolio 0.0024
Principal LifeTime 2055 Fund 0.0079 SAM Conservative Growth Portfolio 0.0065
Principal LifeTime 2060 Fund 0.0081 SAM Flexible Income Portfolio 0.0015
Principal LifeTime 2065 Fund 0.0043 SAM Strategic Growth Portfolio 0.0092
Principal LifeTime Hybrid 2015 Fund 0.0024
163 (j) Interest
Dividends
163 (j) Interest
Dividends
Core Fixed Income Fund 99.57% Inflation Protection Fund 80.67%
Finisterre Emerging Markets Total Return Bond
Fund 88.66 Money Market Fund 97.74
Global Diversified Income Fund 94.54 SAM Flexible Income Portfolio 51.41
Government & High Quality Bond Fund 98.61 Short-Term Income Fund 74.41
High Yield Fund 100.00

Federal Income Tax Information
Principal Funds, Inc.
October 31, 2021 (unaudited)

Section 199A Dividends . Non-corporate shareholders of the funds below meeting certain holding period requirements may be able to deduct up to 20 percent of qualified REIT dividends passed through and reported to the shareholders by the funds as Section 199A dividends.  The
Section 199A percentage of ordinary dividends are as follows:
The funds will notify shareholders in early 2022 of amounts paid to them by the funds, including QDI and Foreign Tax Credit, if any, during the calendar year 2021.
This information is given to meet certain requirements of the IRC and should not be used by shareholders for preparing their income tax returns. For tax return preparation purposes, please refer to the information supplied with the 1099-DIV form you will receive from the fund's transfer agent.
The latest tax reporting supplement is available on Principal's Tax Center website.
Website: https://www.principalfunds.com/individual-investor/customer-support/tax-center
Please consult your tax advisor if you have any questions.
199A 199A
Global Real Estate Securities Fund 51.00% Real Estate Securities Fund 75.35%

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence
principalfunds.com
Investing involves risk, including possible loss of principal.
This shareholder report is published as general information for the shareholders of Principal Funds.
This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.
Principal Funds are distributed by Principal Funds Distributor, Inc.
Principal
®
, Principal Financial Group
®
, and Principal and the logomark design are registered
trademarks of Principal Financial Services, Inc., a Principal Financial Group company, in the United
States and are trademarks and services marks of Principal Financial Services, Inc., in various countries around the world.
© 2021 Principal Financial Services, Inc. | FV942AR-0 | 10/2021 | 1875536

ITEM 2 – CODE OF ETHICS

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended, as described in Item 2(c) of Form N-CSR, its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant's Code of Ethics is attached as an Exhibit in response to Item 13(a)(1).

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant's Board has determined that Elizabeth Nickels, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees.
Ernst & Young is the principal accountant for the registrant. As such, Ernst & Young has audited the financial statements of the registrant and reviewed regulatory filings that include those financial statements. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional services.

October 31, 2020 - $1,199,968
October 31, 2021 - $1,187,156

(b) Audit-Related Fees.
Ernst & Young provided audit-related services to the registrant that are not included in response to item 4(a). Those services related to the review of Form N-1A and Form N-14. During the last two fiscal years, Ernst & Young has billed the following amounts for those services.

October 31, 2020 - $0
October 31, 2021 - $0

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Tax Fees.
Ernst & Young prepares and reviews the federal income tax returns and federal excise tax returns of the registrant. In connection with this service, Ernst & Young prepares and reviews the calculation of the registrant’s dividend distributions that are included as deductions on the tax returns. Ernst & Young also provides services to identify passive foreign investment companies. Ernst & Young also provides services to understand and comply with tax laws in certain foreign countries and services to determine the taxability of corporate actions. During the last two fiscal years, Ernst & Young has billed the following amounts for their professional tax services.

October 31, 2020 - $1,594,625
October 31, 2021 - $2,037,621

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation
S-X.

(d) All Other Fees.
Ernst & Young has not billed the registrant for other products or services during the last two fiscal years.

Ernst & Young billed no fees that registrant’s audit committee was required to pre-approve pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e) (1) Audit Committee Pre-Approval Policy.
  The audit committee of the registrant has adopted the following pre-approval policy:

Policy on Auditor Independence

The purpose of this policy is to ensure the independence of the Principal Funds' primary independent auditor.  This policy is established by the Audit Committee (the "Committee") of the Boards of Directors of Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. and the Board of Trustees of Principal Exchange-Traded Funds and Principal Diversified Select Real Asset Fund (the “Funds”) (the “Boards of the Funds”) effective for all engagements of the primary independent auditor.

1.         The primary independent auditor, its subsidiaries and affiliates shall not provide Prohibited Services to the Funds.  For the purposes of this policy, Prohibited Services are:

•

Services that are subject to audit procedure during a financial statement audit;
•

Services where the auditor would act on behalf of management;
•

Services where the auditor is an advocate to the client's position in an adversarial proceeding;
•

Bookkeeping or other services related to the accounting records or financial statements of the Funds, its subsidiaries and affiliates;
•

Financial information systems design and implementation;
•

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;
•

Actuarial services;
•

Internal audit functions or human resources;
•

Broker or dealer, investment advisor, or investment banking services;
•

Legal services and expert services unrelated to the audit;
•

Tax planning services related to listed, confidential and aggressive transactions;
•

Personal tax planning services to individuals in a financial reporting oversight role with regard to the Funds (other than members of the Boards of the Funds who are not also officers of the Funds), including the immediate family members of such individuals;
•

Any other service that the Public Company Accounting Oversight Board (PCAOB) determines, by regulation, is impermissible.

2.         (A) All services the primary independent auditor, its subsidiaries and affiliates provide to the Funds, and (B) Audit services, including audits of annual financial statements, audits of acquired or divested businesses or review of regulatory filings, any independent auditor provides, shall be approved by the Committee in advance in accordance with the following procedure:

Each quarter, Management will present to the Committee for pre-approval, a detailed description of each particular service, excluding tax services, for which pre-approval is sought and a range of fees for such service.  The Committee may delegate pre-approval authority to one or more of its members provided such delegated member(s) shall present a report of any services approved to the full Committee at its next regularly scheduled meeting.  The Committee Chairperson shall have pre-approval authority for changes to any range of fees applicable to services the Committee previously approved and for new services and the range of fees for such services that arise between regularly scheduled Committee meetings.

Similarly, the primary independent auditor will present to the Committee for pre-approval a written description of the nature and scope of all tax services not expressly prohibited, including the fee arrangements for such services, and the potential effects of such services on the audit firm’s independence.

In considering whether to pre-approve the primary independent auditor’s provision of non-audit services, the Committee will consider whether the services are compatible with the maintenance of such auditor's independence.  The Committee will also consider whether the primary independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality.

3.         The provisions of this policy shall apply to all audit and non-audit services provided directly to the Funds.  Additionally, the provisions of this policy shall apply to non-audit services provided to Principal Global Investors, LLC (“PGI”) or an affiliate of PGI that provides ongoing services to the Funds if the engagement relates directly to the operations and financial reporting of the Funds.

4.         Not less than annually, the primary independent auditor shall report to the Committee in writing all relationships that may reasonably be thought to bear on independence between the auditor and the Funds or persons in financial reporting oversight roles with respect to any services provided by the auditor, its subsidiaries or affiliates as of the date of the communication, pursuant to Rule 3526 of the PCAOB.  The primary independent auditor shall discuss with the Committee the potential effects of such relationships on the independence of the auditor.  In addition, the primary independent auditor shall affirm, in writing, that, as of the date of the communication, it is independent within the meaning of the federal securities laws and Rule 3520 of the PCAOB.

5.         The Committee shall ensure that the lead (or coordinating) audit partners, as well as the reviewing audit partner, of the Funds' primary independent auditor are rotated at least every five years and subject upon rotation to a five year "time out" period.  All other audit partners of the primary independent auditor, excluding partners who simply consult with others on the audit engagement regarding technical issues, shall rotate after seven years and be subject upon rotation to a two year "time out" period.

6.

Neither the Funds nor PGI may hire or promote any former partner, principal, shareholder or professional employee (Former Employee) of the primary independent auditor into a financial reporting oversight role unless the Former Employee (1) has severed his/her economic interest in the independent audit firm, and (2) was not a member of the audit engagement team for the Funds during the one year period preceding the date that the audit procedures began for the fiscal period in which the Funds or PGI proposes to hire or promote the Former Employee.  Neither the Funds nor PGI shall, without prior written consent of the primary independent auditor, hire or promote any Former Employee into a role not prohibited above if the Former Employee had provided any services to the Funds or PGI during the 12 months preceding the date of filing of the Funds' most recent annual report with the SEC.  Upon termination of the primary independent auditor, the Funds or PGI shall not, without prior written consent of the former primary independent auditor, hire or promote any Former Employee for a period of up to 12 months from termination.

7.

For persons recently promoted or hired into a financial reporting oversight role (other than members of the Boards of the Funds who are not also officers of the Funds), any personal tax planning services pursuant to an engagement that was in progress before the hiring or promotion and provided by the primary independent auditor must be completed on or before 180 days after the hiring or promotion.

8.

The phrase "financial reporting oversight role" means a role in which a person is in a position to exercise influence over the contents of the financial statements or anyone who prepares them, such as a member of the board of directors or similar management or governing body, chief executive officer, president, chief operating officer, chief financial officer, counsel, controller, chief internal auditor, or any equivalent positions.

(Adopted by the Audit Committee of the Boards of the Funds on March 10, 2020).

(End of policy)

(e) (2) Pre-Approval Waivers.
There were no services provided to the registrant by Ernst & Young that were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Substantially all work in connection with the audit of the registrant’s financial statements was performed by full-time employees of Ernst & Young.

(g)
The aggregate non-audit fees Ernst & Young billed to the registrant, the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant for each of registrant's last two fiscal years were as follows.

October 31, 2020 - $1,594,625
October 31, 2021 - $2,037,621

(h)
The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) Not applicable.

(b) Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board. A copy of the procedures can be found in the Nominating and Governance Committee charter at
https://www.principalglobal.com/documentdownload/160950
.

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as
Exhibit 99.CODE ETH
.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as
Exhibit 99.CERT
.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto as
Exhibit 99.906CERT
.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	12/09/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kamal Bhatia
              Kamal Bhatia, President and CEO

Date	12/09/2021

By	/s/ Michael Scholten
              Michael Scholten, Chief Financial Officer

Date	12/09/2021